Registration No. 333-103199
                                                      Registration No. 811-04335
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]

         Post-Effective Amendment No. 20                              [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 72                                             [X]


                       (Check appropriate box or boxes)

                           -------------------------

                               SEPARATE ACCOUNT FP
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                           -------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                           901 New York Avenue, N.W.
                             Washington, D.C. 20001
                           -------------------------

         Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485.

[X]      On April 30, 2010 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered

         Units of interest in Separate Account FP.

                                      NOTE

This Post Effective Amendment No. 20 ("PEA") to the Form N-6 Registration Statement File No. 333-103199 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of updating the Prospectuses, Statements of Additional Information and supplements contained in this Registration Statement. Specifically, this 485(b) filing is being made to update the Prospectus for the current version of the Incentive Life Optimizer(R) policy and is not intended to supersede the 485(a) filing which includes a prospectus for the enhanced version of the policy.


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Incentive Life(R)

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2010


Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.


--------------------------------------------------------------------------------


This prospectus describes the Incentive Life(R) policy, but is not itself a policy. The policy, which includes the policy form, the application and any applicable endorsements or riders, is the entire policy between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the policy's provisions in this prospectus is current as of the date of this prospectus; however, because certain provisions may be changed after the date of this prospectus in accordance with the policy, the description of the policy's provisions in this prospectus is qualified in its entirety by the terms of the actual policy. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.


This policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.


WHAT IS INCENTIVE LIFE(R)?


Incentive Life(R) was issued by AXA Equitable. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:



-----------------------------------------------------------------------------------------
 Variable investment options
-----------------------------------------------------------------------------------------
o All Asset Allocation(3)                      o EQ/Global Bond PLUS
o American Century VP Mid Cap                  o EQ/Global Multi-Sector Equity
  Value Fund(3)                                o EQ/Intermediate Government Bond
o AXA Aggressive Allocation(1)                   Index
o AXA Conservative Allocation(1)               o EQ/International Core PLUS
o AXA Conservative-Plus Allocation(1)          o EQ/International Growth
o AXA Moderate Allocation(1)                   o EQ/JPMorgan Value Opportunities
o AXA Moderate-Plus Allocation(1)              o EQ/Large Cap Core PLUS
o AXA Tactical Manager 400-I(3)                o EQ/Large Cap Growth Index
o AXA Tactical Manager 500-I(3)                o EQ/Large Cap Growth PLUS
o AXA Tactical Manager 2000-I(3)               o EQ/Large Cap Value Index
o AXA Tactical Manager International-I(3)      o EQ/Large Cap Value PLUS
o EQ/AllianceBernstein International           o EQ/Lord Abbett Growth and Income
o EQ/AllianceBernstein Small Cap               o EQ/Lord Abbett Large Cap Core
  Growth                                       o EQ/Mid Cap Index
o EQ/BlackRock Basic Value Equity              o EQ/Mid Cap Value PLUS
o EQ/BlackRock International Value             o EQ/Money Market
o EQ/Boston Advisors Equity Income             o EQ/Montag & Caldwell Growth
o EQ/Calvert Socially Responsible              o EQ/Morgan Stanley Mid Cap Growth(2)
o EQ/Capital Guardian Growth                   o EQ/PIMCO Ultra Short Bond
o EQ/Capital Guardian Research                 o EQ/Quality Bond PLUS
o EQ/Common Stock Index                        o EQ/Small Company Index
o EQ/Core Bond Index                           o EQ/T. Rowe Price Growth Stock
o EQ/Equity 500 Index                          o EQ/UBS Growth and Income
o EQ/Equity Growth PLUS                        o EQ/Van Kampen Comstock
o EQ/GAMCO Mergers and Acquisitions            o EQ/Wells Fargo Advantage Omega
o EQ/GAMCO Small Company Value                   Growth(2)
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
o Fidelity(R) VIP Contrafund(R) Portfolio(3)   o Multimanager Aggressive Equity
o Fidelity(R) VIP Growth & Income              o Multimanager Core Bond
  Portfolio(3)                                 o Multimanager International Equity
o Fidelity(R) VIP Mid Cap Portfolio(3)         o Multimanager Large Cap Core Equity
o Franklin Rising Dividends Securities         o Multimanager Large Cap Growth(4)
  Fund(3)                                      o Multimanager Large Cap Value
o Franklin Small Cap Value Securities          o Multimanager Mid Cap Growth
  Fund(3)                                      o Multimanager Mid Cap Value
o Franklin Strategic Income Securities         o Multimanager Multi-Sector Bond
  Fund(3)                                      o Multimanager Small Cap Growth
o Goldman Sachs VIT Mid Cap Value              o Multimanager Small Cap Value
  Fund(3)                                      o Multimanager Technology
o Invesco V.I. Global Real Estate Fund(3)      o Mutual Shares Securities Fund(3)
o Invesco V.I. International Growth            o PIMCO CommodityRealReturn(R)
  Fund(3)                                        Strategy Portfolio(3)
o Invesco V.I. Mid Cap Core Equity Fund(3)     o PIMCO Real Return Strategy Portfolio(3)
o Invesco V.I. Small Cap Equity Fund(3)        o PIMCO Total Return Portfolio(3)
o Ivy Funds VIP Energy(3)                      o T.Rowe Price Equity Income II(3)
o Ivy Funds VIP Mid Cap Growth(3)              o Templeton Developing Markets
o Ivy Funds VIP Small Cap Growth(3)              Securities Fund(3)
o Lazard Retirement Emerging Markets           o Templeton Global Bond Securities
  Equity Portfolio(3)                            Fund(3)
o MFS(R) International Value Portfolio(3)      o Templeton Growth Securities Fund(3)
o MFS(R) Investors Growth Stock Series(3)      o Van Eck VIP Global Hard Assets Fund(3)
o MFS(R) Investors Trust Series(3)
-----------------------------------------------------------------------------------------



(1) Also referred to as an "AXA Allocation investment option" in this prospectus.
(2) This is the variable investment option's new name, effective on or about May 15, 2010, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.
(3) Available on or about May 22, 2010, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information on this new variable investment option.
(4) Please see "About the Portfolios of the Trusts" later in this prospectus regarding the planned substitution of this variable investment option.

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.



THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                          X02951
                                                                          AA+ADL



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OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) change the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.


OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. Replacing existing insurance with Incentive Life(R) or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.



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Contents of this prospectus

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1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS
     AND RISKS                                                               1
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                            1
The minimum amount of premiums you must pay                                  1
You can guarantee that your policy will not terminate
     before a certain date                                                   2
You can elect a "paid up" death benefit guarantee                            2
Investment options within your policy                                        3
About your life insurance benefit                                            3
You can increase or decrease your insurance coverage                         4
Accessing your money                                                         5
Risks of investing in a policy                                               5



--------------------------------------------------------------------------------
2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES
     YOU WILL PAY                                                            6
--------------------------------------------------------------------------------
Tables of policy charges                                                     6
How we allocate charges among your investment options                        9
Changes in charges                                                           9



--------------------------------------------------------------------------------
3. WHO IS AXA EQUITABLE?                                                    10
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How to reach us                                                             10
About our Separate Account FP                                               11
Your voting privileges                                                      11



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4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                       13
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Portfolios of the Trusts                                                    13





--------------------------------------------------------------------------------
5. DETERMINING YOUR POLICY'S VALUE                                          21
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Your account value                                                          21

----------------------

"We," "our" and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.


When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life(R) anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.



                                                  Contents of this prospectus  i


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6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                     22
--------------------------------------------------------------------------------
Transfers you can make                                                      22
How to make transfers                                                       22
Our automatic transfer service                                              22
Our asset rebalancing service                                               22



--------------------------------------------------------------------------------
7. ACCESSING YOUR MONEY                                                     24
--------------------------------------------------------------------------------
Borrowing from your policy                                                  24
Making withdrawals from your policy                                         24
Surrendering your policy for its net cash surrender value                   25
Your option to receive a terminal illness living benefit                    25



--------------------------------------------------------------------------------
8. TAX INFORMATION                                                          26
--------------------------------------------------------------------------------
Basic income tax treatment for you and your beneficiary                     26
Tax treatment of distributions to you (loans, partial
     withdrawals, and full surrender)                                       26
Tax treatment of living benefits proceeds                                   27
Business and employer owned policies                                        27
Requirement that we diversify investments                                   28
Estate, gift, and generation-skipping taxes                                 28
Pension and profit-sharing plans                                            28
Split-dollar and other employee benefit programs                            29
ERISA                                                                       29
Our taxes                                                                   29
When we withhold taxes from distributions                                   29
Possibility of future tax changes and other tax information                 29



--------------------------------------------------------------------------------
9. MORE INFORMATION ABOUT POLICY FEATURES AND
     BENEFITS                                                               31
--------------------------------------------------------------------------------
Alternative higher death benefit in certain cases                           31
Guarantee premium test for no-lapse guarantees                              31
Paid up death benefit guarantee                                             32
Other benefits you can add by rider                                         32
Customer loyalty credit                                                     33
Variations among Incentive Life(R) policies                                 34
Your options for receiving policy proceeds                                  34
Your right to cancel within a certain number of days                        34



--------------------------------------------------------------------------------
10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                           35
--------------------------------------------------------------------------------
Deducting policy charges                                                    35
Charges that the Trusts deduct                                              38

--------------------------------------------------------------------------------
11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY
     TO YOUR POLICY                                                         39
--------------------------------------------------------------------------------
Dates and prices at which policy events occur                               39
Policy issuance                                                             39
Ways to make premium and loan payments                                      40
Assigning your policy                                                       40
You can change your policy's insured person                                 40
Requirements for surrender requests                                         41
Gender-neutral policies                                                     41
Future policy exchanges                                                     41



--------------------------------------------------------------------------------
12. MORE INFORMATION ABOUT OTHER MATTERS                                    42
--------------------------------------------------------------------------------
About our general account                                                   42
Transfers of your account value                                             42
Telephone and Internet requests                                             43
Suicide and certain misstatements                                           44
When we pay policy proceeds                                                 44
Changes we can make                                                         44
Reports we will send you                                                    44
Distribution of the policies                                                45
Legal proceedings                                                           46



--------------------------------------------------------------------------------
13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP
     AND AXA EQUITABLE                                                      47
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
14. PERSONALIZED ILLUSTRATIONS                                              48
--------------------------------------------------------------------------------
Illustrations of policy benefits                                            48


--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
--------------------------------------------------------------------------------
Statement of Additional Information
     Table of contents
--------------------------------------------------------------------------------

ii  Contents of this prospectus


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Contents of this Prospectus (Cont'd.)


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--------------------------------------------------------------------------------
SUMMARY PROSPECTUSES FOR THE PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ
   ADVISORS TRUST
--------------------------------------------------------------------------------
AXA Aggressive Allocation                                          AAA 1-3
AXA Conservative Allocation                                        ACA 1-3
AXA Conservative-Plus Allocation                                  ACPA 1-3
AXA Moderate Allocation                                            AMA 1-3
AXA Moderate-Plus Allocation                                      AMPA 1-3
Multimanager Aggressive Equity                                    MMAE 1-4
Multimanager Core Bond                                            MMCB 1-4
Multimanager International Equity                                 MMIE 1-4
Multimanager Large Cap Core Equity                              MMLCCE 1-4
Multimanager Large Cap Growth                                    MMLCG 1-3
Multimanager Large Cap Value                                     MMLCV 1-4
Multimanager Mid Cap Growth                                      MMMCG 1-4
Multimanager Mid Cap Value                                       MMMCV 1-4
Multimanager Multi-Sector Bond                                    MMSB 1-4
Multimanager Small Cap Growth                                    MMSCG 1-4
Multimanager Small Cap Value                                     MMSCV 1-4
Multimanager Technology                                            MMT 1-4
All Asset Allocation                                              EQAA 1-4
AXA Tactical Manager 2000-I                                     ATM2KI 1-3
AXA Tactical Manager 400-I                                     ATM400I 1-3
AXA Tactical Manager 500-I                                     ATM500I 1-3
AXA Tactical Manager International-I                           ATMINTI 1-4
EQ/AllianceBernstein International                               EQABI 1-3
EQ/AllianceBernstein Small Cap Growth                           EQASCG 1-3
EQ/BlackRock Basic Value Equity                                  EQBBV 1-3
EQ/BlackRock International Value                                EQBINT 1-3
EQ/Boston Advisors Equity Income                                EQBAEI 1-3
EQ/Calvert Socially Responsible                                  EQCSR 1-4
EQ/Capital Guardian Growth                                       EQCGG 1-3
EQ/Capital Guardian Research                                     EQCGR 1-3
EQ/Common Stock Index                                            EQCTI 1-3
EQ/Core Bond Index                                               EQCBI 1-3
EQ/Equity 500 Index                                             EQ500I 1-3
EQ/Equity Growth PLUS                                            EQEGP 1-4
EQ/GAMCO Mergers and Acquisitions                                EQGMA 1-4
EQ/GAMCO Small Company Value                                    EQGSCV 1-3
EQ/Global Bond PLUS                                              EQGBP 1-4
EQ/Global Multi-Sector Equity                                   EQGMSE 1-4
EQ/Intermediate Government Bond Index                           EQIGBI 1-3
EQ/International Core PLUS                                       EQICP 1-4
EQ/International Growth                                           EQIG 1-3
EQ/JPMorgan Value Opportunities                                 EQJPMV 1-3
EQ/Large Cap Core PLUS                                          EQLCCP 1-4
EQ/Large Cap Growth Index                                       EQLCGI 1-3
EQ/Large Cap Growth PLUS                                        EQLCGP 1-4
EQ/Large Cap Value Index                                        EQLCVI 1-3
EQ/Large Cap Value PLUS                                         EQLCVP 1-4
EQ/Lord Abbett Growth and Income                                EQLAGI 1-3
EQ/Lord Abbett Large Cap Core                                   EQLALC 1-3
EQ/Mid Cap Index                                                 EQMCI 1-3
EQ/Mid Cap Value PLUS                                           EQMCVP 1-4


                                     Contents of this Prospectus (Cont'd.)  ii-a


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EQ/Money Market                                                   EQMM 1-3
EQ/Montag & Caldwell Growth                                      EQMCG 1-3
EQ/Morgan Stanley Mid Cap Growth                                 EQMSG 1-3
EQ/PIMCO Ultra Short Bond                                        EQPUS 1-3
EQ/Quality Bond PLUS                                             EQQBP 1-4
EQ/Small Company Index                                           EQSCI 1-3
EQ/T.Rowe Price Growth Stock                                     EQTGS 1-3
EQ/UBS Growth and Income                                         EQUGI 1-3
EQ/Van Kampen Comstock                                           EQVKC 1-3
EQ/Wells Fargo Advantage Omega Growth                           EQWFAO 1-3


ii-b  Contents of this Prospectus (Cont'd.)


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An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                       PAGE
   account value                         21
   Administrative office                 10
   age                                   40
   Allocation date                        3
   alternative death benefit             31
   amount at risk                        36
   anniversary; anniversaries            39
   assign; assignment                    40
   automatic transfer service            22
   AXA Equitable                         10
   AXA Equitable Access Account          34
   AXA Financial, Inc.                   10
   basis                                 26
   beneficiary                           34
   business day                          39
   Cash Surrender Value                  44
   Code                                  26
   collateral                            24
   cost of insurance charge              36
   cost of insurance rates               36
   customer loyalty credit               33
   day                                   39
   death benefit guarantee                2
   default                                1
   disruptive transfer activity          42
   enhanced death benefit guarantee       2
   face amount                            3
   grace period                           1
   guaranteed interest option             3
   guarantee premium                      2
   Guaranteed Interest Account            3
   Incentive Life(R)                  cover
   Incentive term rider                   4
   insured person                        40
   Internet                              10
   investment funds                       3
   investment option                  cover
   issue date                            40
   lapse                                  1
   loan, loan interest                   24
   market timing                         42
   modified endowment contract           26
   month, year                           39
   monthly deduction                      9
   net cash surrender value              25
   no-lapse guarantee                     2
   Option A, B                            3
   our                                    i
   owner                                  i
   paid up                               26
   paid up death benefit guarantee        2
   partial withdrawal                    25
   payment option                        34
   planned periodic premium               1
   policy                             cover
   Portfolio                          cover
   premium payments                       1
   prospectus                         cover
   rebalancing                           22
   receive                               39
   restore, restoration                   2
   riders                                 1
   SEC                                cover
   Separate Account FP                   11
   state                                  1
   subaccount                            11
   surrender                             25
   surrender charge                       6
   target premium                         8
   transfers                             22
   Trusts                             cover
   units                                 21
   unit values                           21
   us                                     i
   variable investment option         cover
   we                                     i
   withdrawal                            24
   you, your  i


                                           An index of key words and phrases iii


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1. Risk/benefit summary: Policy features, benefits and risks


--------------------------------------------------------------------------------

Incentive Life(R) is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life(R) policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life(R) policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life(R) policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
--------------------------------------------------------------------------------

LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time when your policy's account value is high enough that the "alternative higher death benefit" discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.


THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if it does not have enough "net cash surrender value" to pay your policy's monthly charges when due unless:

o you have paid sufficient premiums to maintain one of our available guarantees against termination, your policy is still within the period of that guarantee, and you do not have an outstanding loan (see "You can guarantee that your policy will not terminate before a certain date" below) or

o you have elected the "paid up" death benefit guarantee and it remains in effect, and you do not have an outstanding loan (see "You can elect a "paid up" death benefit guarantee" below).

("Net cash surrender value" is explained under "Surrendering your policy for its net cash surrender value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the


1  Risk/benefit summary: Policy features, benefits and risks


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policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

--------------------------------------------------------------------------------
Your policy will terminate if you don't pay enough premiums (i) to pay the charges we deduct or (ii) to maintain in effect one of the guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.


RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us; and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover (i) total monthly deductions for 3 months, calculated from the effective date of restoration; (ii) any excess of the applicable surrender charge on the date of restoration over the surrender charge that was deducted on the date of default; and (iii) the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value.


YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have three options for how long the guarantee will last. One of these options is discussed below under "Enhanced death benefit guarantee." The other two guarantee options are as follows:

(1) a guarantee for the first five years of your policy (the policy calls this the "no-lapse guarantee")

                                      or

(2) a guarantee until the insured reaches age 70, but in no case less than 10 years (the policy calls this the "death benefit guarantee"). If your policy is issued with the Incentive Term rider, the "death benefit guarantee" is not available. See the Incentive Term rider section under "Other benefits you can add by rider" later in this prospectus, for more information.

In some states, these guarantees may be unavailable, limited to shorter periods, or referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no-lapse guarantees" under "More information about policy features and benefits" later in this prospectus) and you must not have any outstanding policy loans. Maintaining the "age 70/10 year" guarantee against policy termination (where available) will require you to pay more premiums than maintaining only the five-year guarantee.

--------------------------------------------------------------------------------
If you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not terminate for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------

ENHANCED DEATH BENEFIT GUARANTEE. On your application for a policy, you may elect an enhanced death benefit guarantee rider, that will guarantee your policy against termination for a longer period of time than either of the two guarantee options described above. If elected, a monthly charge of $0.02 per $1,000 of the policy's face amount is deducted from your account value for this guarantee. To elect this feature, all of your policy's account value must be allocated to our variable investment options.

While the enhanced death benefit guarantee is in effect, your policy will not lapse, even if your net cash surrender value is insufficient to pay a monthly deduction that has become due, as long as you do not have an outstanding loan (or you repay the loan within the 61-day grace period). This guarantee is available for the following periods:

(a) If you have always chosen death benefit Option A, for the life of the insured person; or

(b) If you have ever selected death benefit Option B (even if you subsequently changed it to Option A), until the later of the policy anniversary nearest to when the insured person reaches age 80 or the end of the 15th year of the policy.

This option is not available in all states or if your policy is issued with the Incentive Term rider.

If you have elected the enhanced death benefit guarantee, we test on each policy anniversary to see if the required premium (the enhanced death benefit "guarantee premium") has been paid. (The enhanced death benefit guarantee premium will be set forth on page 3 of your policy on a monthly basis.) The required premium has been paid if the total of all premiums paid, less all withdrawals, is at least equal to the total of all enhanced death benefit guarantee premiums due to date. Unlike the test for the shorter duration guarantees discussed above, we do not compound these amounts using any hypothetical interest rate.

If the required premium has not been paid as of any policy anniversary, we will mail you a notice requesting that you send us the shortfall. If we do not receive this additional premium, the enhanced death benefit guarantee will terminate. The enhanced death benefit guarantee also will terminate if you request that we cancel it, or if you allocate any value to our guaranteed interest option. If the enhanced death benefit guarantee terminates, the related charge terminates, as well. Once terminated, this guarantee can never be reinstated or restored.


YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE


Under certain circumstances and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at



                   Risk/benefit summary: Policy features, benefits and risks   2


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any time after the fourth year of your policy. If you elect the paid up death benefit guarantee, we may initially reduce your base policy's face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy's face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at any time following the election, the sum of any outstanding policy loans, accrued interest, and any "restricted" amount due to exercise of a living benefits rider, together with any then applicable surrender charge, exceeds your policy's account value, or if
(ii) you request us to terminate the election. For more information about the circumstances under which you can elect the paid-up death benefit, the possible reduction in face amount after this guarantee is elected, (including the possible imposition of surrender charges upon such reduction), and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this Prospectus.


INVESTMENT OPTIONS WITHIN YOUR POLICY

We will initially put all unloaned amounts which you have allocated to variable investment options into our EQ/Money Market investment option. On the first business day following the twentieth day after your policy is issued (the "Allocation Date"), we will re-allocate that investment in accordance with your premium allocation instructions then in effect. You give such instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.


The advisors who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 777-6510. We may add or delete variable investment options or Portfolios at any time.


GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
We will pay at least 3% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------


ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life(R) policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $50,000 is the smallest amount of coverage you can request.

If you are applying for $1.1 million or more of coverage, you should consider whether it would be to your advantage to take out some of your coverage under our Incentive Term rider. This rider generally provides fewer guarantees and lower charges. See "The Incentive Term rider" below.

--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the "beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. We also have options available for the manner in which we pay death benefits (see "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus).
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

o Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                      or

o Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many


3  Risk/benefit summary: Policy features, benefits and risks


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   factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's account value, in part to meet the Internal Revenue Code's definition of "life insurance." For more information on the alternative higher death benefit and for information on other adjustments to the death benefit, see "More information about policy features and benefits" later in this prospectus.

THE INCENTIVE TERM RIDER. The Incentive Term rider allows you to purchase additional coverage on the insured person if the face amount of your base Incentive Life(R) policy is $1,000,000 or more. The minimum amount available is $100,000 and the maximum amount is equal to 80% of the total amount (which is the base policy face amount plus the face amount under the Incentive Term rider). Choosing term coverage under this rider in lieu of coverage under your base Incentive Life(R) policy can reduce your total charges. Our "cost of insurance" charges under the Incentive Term rider are currently lower than they are for coverage under the base policy, and this coverage does not have surrender charges. We reserve the right to raise the insurance rates for this rider at any time so that they could exceed the rates for the base policy. But rates for the term rider will not be raised above the maximum rates we are permitted to charge under your base policy.

If your policy is issued with an Incentive Term rider, the "death benefit guarantee" and the "enhanced" death benefit guarantee are not available. Further, the "paid up" death benefit guarantee is only available with respect to the base coverage. Therefore, if any of these death benefit guarantees is your priority, you should not take any coverage under the Incentive Term rider.

Except as noted in the next sentence, if you request a face amount decrease (or a partial withdrawal that results in a face amount decrease) or a face amount increase, we will adjust your base policy face amount and your Incentive Term rider face amount proportionately, so that the ratio between the two remains the same. However, to the extent that such a reduction of the base policy face amount would cause the face amount to fall below the minimum we are then requiring for new policies, we will make such reduction from the Incentive Term rider face amount only.

Any change in the death benefit option will not change the Incentive Term rider's face amount, unless the alternative death benefit is in effect. If it is, any change in your death benefit option will cause your Incentive Term rider's face amount to be automatically reduced as discussed below under "Change of death benefit option."

When the alternative death benefit becomes applicable, the death benefit under the base policy is increased and the death benefit under the Incentive Term rider is automatically reduced by the same amount (but not below zero).

Use of the Incentive Term rider instead of an equal amount of coverage under the base policy generally reduces commissions. Therefore, an agent may receive a higher commission for selling you a policy that does not include the Incentive Term rider.

See also "Tax information" later in this prospectus for certain possible tax consequences of face amount changes or adding or deleting riders.

--------------------------------------------------------------------------------
You can request a change in your death benefit option any time after the second year of the policy; however changes to Option B are not permitted beyond the policy year in which the insured person reaches age 80.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted once the insured person reaches age 81.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option:

o we will determine the new base policy face amount somewhat differently from the general procedures described above, and

o we will automatically reduce the face amount of any Incentive Term rider that you then have in effect (we discuss the Incentive Term rider above under "The Incentive Term rider").

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.


YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

If the face amount increase endorsement is issued with your policy, you may increase the life insurance coverage under your policy by requesting an increase in your policy's face amount. You can do so any time after the first year of your policy. You may request a decrease in your policy's face amount any time after the second year of your policy. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.

We can refuse any requested increase or decrease. We will not approve any increase or decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver


                   Risk/benefit summary: Policy features, benefits and risks   4


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rider that is part of the policy. We will also not approve a face amount increase if the insured person has reached age 81.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the amount of additional coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly insurance charge we make for the amount of the increase will be based on the age and other insurance risk characteristics of the insured person and the policy year at the time of the increase. If we refuse a requested face amount increase because the insured person's risk characteristics have become less favorable, we may issue the additional coverage as a separate policy we are then offering with a different insurance risk classification. In that case, we would waive the monthly administrative charge that otherwise would apply to that separate policy.

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. This distribution may be taxable.


ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the difference between your policy's account value and any applicable surrender charges, less any outstanding loans (plus accrued loan interest) and less any amounts restricted following your receipt of a living benefits payment. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information. You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this Prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy. See "Making withdrawals from your policy" later in this prospectus for more information. Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax Information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.


RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination or death benefit guarantees you may have, you could have to pay more premiums to keep your policy from terminating.

o If any policy loan and any accrued loan interest either equals or exceeds the cash surrender value, your policy will terminate subject to the policy's Grace Period provision.

o We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

o You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

o Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.


5  Risk/benefit summary: Policy features, benefits and risks


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2. Risk/benefit summary: Charges and expenses you will pay


--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

This table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount, transfer policy account value among investment options or the policy terminates without value at the end of a grace period. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."


--------------------------------------------------------------------------------
                                TRANSACTION FEES
--------------------------------------------------------------------------------
 CHARGE                      WHEN CHARGE IS DEDUCTED
--------------------------------------------------------------------------------
PREMIUM CHARGE               From each premium
--------------------------------------------------------------------------------
SURRENDER (TURNING IN) OR    Upon surrender or upon
TERMINATION OF YOUR POLICY   termination without value at
DURING ITS FIRST 15 YEARS    the end of a grace period.
--------------------------------------------------------------------------------
SURRENDER OR TERMINATION     Upon surrender or upon
OF YOUR POLICY DURING THE    termination without value at
FIRST 15 YEARS AFTER YOU     the end of a grace period.
HAVE REQUESTED AN
INCREASE IN YOUR POLICY'S
FACE AMOUNT
--------------------------------------------------------------------------------
REQUEST A DECREASE IN YOUR   Effective date of the decrease
POLICY'S FACE AMOUNT
--------------------------------------------------------------------------------
TRANSFERS AMONG              Upon transfer
INVESTMENT OPTIONS
--------------------------------------------------------------------------------
ADDING A LIVING BENEFITS     At the time of the transaction
RIDER
--------------------------------------------------------------------------------
EXERCISE OF OPTION TO        At the time of the transaction
RECEIVE A "LIVING BENEFIT"
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------
 CHARGE                      AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE               6% of each premium payment(1).
-------------------------------------------------------------------------------------------------------------
SURRENDER (TURNING IN) OR    Initial surrender charge per $1,000 of initial base policy face amount:(2)
TERMINATION OF YOUR POLICY   Highest: $12.99
DURING ITS FIRST 15 YEARS    Lowest: $2.91
                             Representative: $6.30(3)
-------------------------------------------------------------------------------------------------------------
SURRENDER OR TERMINATION     Initial surrender charge per $1,000 of face amount increase:
OF YOUR POLICY DURING THE    Highest: $12.99
FIRST 15 YEARS AFTER YOU     Lowest: $3.53
HAVE REQUESTED AN            Representative: $6.37(4)
INCREASE IN YOUR POLICY'S   Representative: $6.37(4)
FACE AMOUNT
-------------------------------------------------------------------------------------------------------------
REQUEST A DECREASE IN YOUR   A pro rata portion of the charge that would apply to a full surrender at the
POLICY'S FACE AMOUNT         time of the decrease.
-------------------------------------------------------------------------------------------------------------
TRANSFERS AMONG              $25 per transfer.(5)
INVESTMENT OPTIONS        $25 per transfer.(5)
-------------------------------------------------------------------------------------------------------------
ADDING A LIVING BENEFITS     $100 (if elected after policy issue)
RIDER
-------------------------------------------------------------------------------------------------------------
EXERCISE OF OPTION TO        $250
RECEIVE A "LIVING BENEFIT"
-------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

-----------------------------------------------------------------------------------------------
            PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
 CHARGE                    WHEN CHARGE IS DEDUCTED    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(6)   Monthly                                    Issue Ages    Issue Ages
                                                      Policy Year   17 or Younger   18 or older
                                                      -----------   -------------   -----------
                                                      1                 $10            $20
                                                      2                 $10            $10
                                                      3+                $10            $10
-----------------------------------------------------------------------------------------------

                       Risk/benefit summary: Charges and expenses you will pay 6


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
-----------------------------------------------------------------------------------------------
         PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
CHARGE                      WHEN CHARGE IS DEDUCTED
-----------------------------------------------------------------------------------------------
COST OF INSURANCE           Monthly
CHARGE(6)(7)
-----------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE       Daily
RISK CHARGE
-----------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(10)    On each policy anniversary
                            (or on loan termination, if
                            earlier)
-----------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES      While the rider is in effect

DISABILITY DEDUCTION        Monthly
WAIVER

DISABILITY PREMIUM WAIVER   Monthly

OPTION TO PURCHASE          Monthly
ADDITIONAL INSURANCE

ACCIDENTAL DEATH BENEFIT    Monthly
RIDER
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
         PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
CHARGE                      AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------
COST OF INSURANCE           Charge per $1,000 of amount for which we are at risk:(8)
CHARGE(6)(7)                Highest: $83.34
                            Lowest: $0.06
                            Representative: $0.15(9)
-----------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE       0.90% (annual rate) of your value in our variable investment
RISK CHARGE                 options.
-----------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(10)    2% of loan amount.(11)
-----------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES

DISABILITY DEDUCTION        Percentage of all other monthly charges:
WAIVER                      Highest: 132%
                            Lowest: 7%
                            Representative: 12%(12)

DISABILITY PREMIUM WAIVER   Charge for disability premium waiver per $1,000 of benefit for which such rider is purchased:(13)

                               Initial base policy face amount:(14)
                               Highest: $0.71
                               Lowest: $0.02
                               Representative: $0.07(16)

                               Option to purchase additional insurance:
                               Highest: $0.08
                               Lowest: $0.02
                               Representative: $0.03(16)

                               Children's term insurance:
                               Highest: $0.03
                               Lowest: $0.01
                               Representative: $0.01(16)

                               10 year renewable term rider:
                               Highest: $0.22
                               Lowest: $0.007
                               Representative: $0.007(12)

                               Cost of living rider:
                               Highest: $0.06
                               Lowest: $0.003
                               Representative: $0.02(16)

OPTION TO PURCHASE          Charge per $1,000 of rider benefit amount:
ADDITIONAL INSURANCE        Highest: $0.17
                            Lowest: $0.04
                            Representative: $0.16(16)

ACCIDENTAL DEATH BENEFIT    Charge per $1,000 of rider benefit amount:
RIDER                       Highest: $0.44
                            Lowest: $0.08
                            Representative: $0.08(16)
-----------------------------------------------------------------------------------------------

7 Risk/benefit summary: Charges and expenses you will pay


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
-----------------------------------------------------------------------------------------------------------
           PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------
CHARGE                       WHEN CHARGE IS DEDUCTED    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------
COST OF LIVING RIDER         Monthly                    Charge per $1,000 of base policy face amount:
                                                        Highest: $0.08
                                                        Lowest: $0.004
                                                        Representative: $0.02(16)

10 YEAR RENEWABLE TERM       Monthly                    Charge per $1,000 of rider benefit amount:
INSURANCE ON THE INSURED                                Highest: $4.50
PERSON OR AN ADDITIONAL                                 Lowest: $0.09
INSURED PERSON(7)                                       Representative: $0.17(17)

INCENTIVE TERM RIDER(6)(7)   Monthly                    Charge per $1,000 of rider death benefit:
                                                        Highest: $83.34
                                                        Lowest: $0.06
                                                        Representative: $0.15(9)

ENHANCED DEATH BENEFIT       Monthly                    Charge per $1,000 of base policy face amount:(15)
GUARANTEE(6)                                            $ 0.02

CHILDREN'S TERM INSURANCE    Monthly                    Charge per $1,000 of rider benefit amount:
                                                        $ 0.50
-----------------------------------------------------------------------------------------------------------

(1) We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% of each premium payment after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).


(2) If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).

(3) This representative amount is the rate we guarantee for a representative insured male, non-tobacco user, age 35 at issue with an initial base policy face amount of $425,000.

(4) This representative amount is the rate we guarantee for a representative insured male, non-tobacco user, age 35 at the time of a requested face amount increase.

(5) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(6)  Not applicable after the insured person reaches age 100.

(7) Insured persons who present particular health, occupational or avocational risks may be charged other additional charges as specified in their policies.

(8) Our amount "at risk" is the difference between the amount of death benefit and the account value as of the deduction date.

(9) This representative amount is the rate we guarantee in the first policy year for a representative insured male, age 35 at issue in the standard, non-tobacco user risk class.

(10) We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(11) We may, however, increase this charge higher than 2% as a result of changes in the tax laws which increase our expenses.

(12) This representative amount is the rate we guarantee in the first policy year for a representative insured male, age 35 at issue who is not in a rated risk class.

(13) Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, and to any option to purchase additional insurance, children's term insurance, 10 year renewable term and/or cost of living riders that you have added to your policy and to any base policy face amount increases.

(14) The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(15) The "face amount" is the base amount of insurance coverage under your policy.

(16) This representative amount is the rate we guarantee for a representative insured male, age 35 at issue in the non-rated non-tobacco user risk class.

(17) This representative amount is the rate we guarantee in the first policy year for a representative insured (or additional insured) male, age 35 at issue who is in the non-tobacco user risk class and who is not in a rated risk class.


You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.


                       Risk/benefit summary: Charges and expenses you will pay 8


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
----------------------------------------------------------------------------------------------------------
            PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009 (expenses that are     Lowest      Highest
deducted from Portfolio assets including management fees, 12b-1 fees,     ------      -------
service fees and/or other expenses)(1)                                     0.64%       4.62%
----------------------------------------------------------------------------------------------------------



(1) Total Annual Portfolio Operating Expenses are based, in part, on estimated expense amounts for options added during the fiscal year 2009 and for the under lying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the AXA Tactical Manager 400-I Portfolio.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.


9 Risk/benefit summary: Charges and expenses you will pay


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3. Who is AXA Equitable?


--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.


--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047


--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)


--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day /7 days a week through our Interactive Telephone, AXA Equitable VOICE IT.

AXA Equitable VOICE IT provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time: 1-800-777-6510.


--------------------------------------------------------------------------------
 BY E-MAIL:
--------------------------------------------------------------------------------
life-service@axa-equitable.com


--------------------------------------------------------------------------------
 BY FAX:
--------------------------------------------------------------------------------
1-704-540-9714


--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------
You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                      ----------------------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2)  request for our asset rebalancing service; and

(3)  designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;

(b)  transfers among investment options;

(c)  changes in allocation percentages for premiums and deductions; and

(d)  electing the paid up death benefit guarantee.

You can also change your allocation percentages and/or transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.


                                                       Who is AXA Equitable?  10


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Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life(R) invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA VIP Premier Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One result of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate


11  Who is AXA Equitable?


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Account FP in the same proportion as the instructions we receive from holders of
Incentive Life(R) and other policies that Separate Account FP supports.


                                                       Who is AXA Equitable?  12


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4. About the Portfolios of the Trusts


--------------------------------------------------------------------------------

The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio.


PORTFOLIOS OF THE TRUSTS



------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST           SHARE                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                  CLASS   OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION         B     Seeks long-term capital appreciation.         o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION       B     Seeks a high level of current income.         o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS             B     Seeks current income and growth of capital,   o AXA Equitable
 ALLOCATION                             with a greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION           B     Seeks long-term capital appreciation and      o AXA Equitable
                                        current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS                 B     Seeks long-term capital appreciation and      o AXA Equitable
 ALLOCATION                             current income, with a greater emphasis on
                                        capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE           B     Seeks long-term growth of capital.            o AllianceBernstein L.P.
 EQUITY(+)
                                                                                      o AXA Equitable

                                                                                      o ClearBridge Advisors, LLC

                                                                                      o Legg Mason Capital Management, Inc.

                                                                                      o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND            B     Seeks a balance of high current income and    o BlackRock Financial Management, Inc.
                                        capital appreciation, consistent with a
                                        prudent level of risk.                        o Pacific Investment Management Company
                                                                                        LLC

                                                                                      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL        B     Seeks long-term growth of capital.            o AllianceBernstein L.P.
 EQUITY
                                                                                      o AXA Equitable

                                                                                      o BlackRock Investment Management, LLC

                                                                                      o JPMorgan Investment Management Inc.

                                                                                      o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


13 About the Portfolios of the Trusts


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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST           SHARE                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                  CLASS   OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP           B      Seeks long-term growth of capital.            o AllianceBernstein L.P.
 CORE EQUITY
                                                                                      o AXA Equitable

                                                                                      o Janus Capital Management LLC

                                                                                      o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP           B      Seeks long-term growth of capital.            o Goodman & Co. NY Ltd.
 GROWTH(+)
                                                                                      o SSgA Funds Management, Inc.

                                                                                      o T. Rowe Price Associates, Inc.

                                                                                      o Westfield Capital Management Company,
                                                                                        L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP           B      Seeks long-term growth of capital.            o AllianceBernstein L.P.
 VALUE
                                                                                      o AXA Equitable

                                                                                      o Institutional Capital LLC

                                                                                      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP             B      Seeks long-term growth of capital.            o AllianceBernstein L.P.
 GROWTH
                                                                                      o AXA Equitable

                                                                                      o BlackRock Investment Management, LLC

                                                                                      o Franklin Advisers, Inc.

                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE       B      Seeks long-term growth of capital.            o AXA Equitable

                                                                                      o AXA Rosenberg Investment Management
                                                                                        LLC

                                                                                      o BlackRock Investment Management, LLC

                                                                                      o Tradewinds Global Investors, LLC

                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR        B      Seeks high total return through a combina-    o Pacific Investment Management Company
 BOND                                   tion of current income and capital              LLC
                                        appreciation.
                                                                                      o Post Advisory Group, LLC

                                                                                      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP           B      Seeks long-term growth of capital.            o AXA Equitable
 GROWTH
                                                                                      o BlackRock Investment Management, LLC

                                                                                      o Eagle Asset Management, Inc.

                                                                                      o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP           B      Seeks long-term growth of capital.            o AXA Equitable
 VALUE
                                                                                      o BlackRock Investment Management, LLC

                                                                                      o Franklin Advisory Services, LLC

                                                                                      o Pacific Global Investment Management
                                                                                        Company
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 14


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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST           SHARE                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                  CLASS   OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY           B     Seeks long-term growth of capital.            o AXA Equitable

                                                                                      o RCM Capital Management LLC

                                                                                      o SSgA Funds Management, Inc.

                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST               SHARE                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                 CLASS   OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION PORTFOLIO    IB    Seeks long-term capital appreciation and      o AXA Equitable
                                        current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400-I        IB    Seeks a total return that is comparable       o AllianceBernstein L.P.
                                        to that of the S&P MidCap 400 Index by
                                        investing in a combination of long and        o AXA Equitable
                                        short positions based on securities
                                        included in the S&P MidCap 400 Index.         o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500-I        IB    Seeks a total return that is comparable       o AllianceBernstein L.P.
                                        to that of the Standard & Poor's 500
                                        Composite Stock Price Index ("S&P 500         o AXA Equitable
                                        Index") by investing in a combination of
                                        long and short positions based on             o BlackRock Investment Management, LLC
                                        securities included in the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000-I       IB    Seeks a total return that is comparable       o AllianceBernstein L.P.
                                        to that of the Russell 2000(R) Index by
                                        investing in a combination of long and        o AXA Equitable
                                        short positions based on securities
                                        included in the Russell 2000(R) Index.        o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER              IB    Seeks a total return that is comparable       o AllianceBernstein L.P.
 INTERNATIONAL-I                        to that of the Morgan Stanley Capital
                                        International ("MSCI") EAFE Index ("EAFE      o AXA Equitable
                                        Index") or a combination of the ASX SPI
                                        200 Index, Dow Jones Euro STOXX 50            o BlackRock Investment Management, LLC
                                        Index(R), FTSE 100 Index and the Tokyo
                                        Stock Price Index (col- lectively, the
                                        "Indices") by investing in a combination
                                        of long and short positions based on
                                        securities included in the EAFE Index or
                                        Indices.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN              IB    Seeks to achieve long-term growth of          o AllianceBernstein L.P.
 INTERNATIONAL                          capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL        IB    Seeks to achieve long-term growth of          o AllianceBernstein L.P.
 CAP GROWTH                             capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE          IB    Seeks to achieve capital appreciation and     o BlackRock Investment Management, LLC
 EQUITY                                 secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL        IB    Seeks to provide current income and long-     o BlackRock International Limited
 VALUE                                  term growth of income, accompanied by
                                        growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY         IB    Seeks a combination of growth and income      o Boston Advisors, LLC
 INCOME                                 to achieve an above-average and consistent
                                        total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY               IB    Seeks to achieve long-term capital            o Bridgeway Capital Management, Inc.
 RESPONSIBLE                            appreciation.
                                                                                      o Calvert Asset Management Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------


15 About the Portfolios of the Trusts


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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST               SHARE                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                 CLASS   OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH        IB    Seeks to achieve long-term growth of          o Capital Guardian Trust Company
                                        capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH      IB    Seeks to achieve long-term growth of          o Capital Guardian Trust Company
                                        capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX             IB    Seeks to achieve a total return before        o AllianceBernstein L.P.
                                        expenses that approximates the total
                                        return performance of the Russell 3000
                                        Index, including reinvestment of
                                        dividends, at a risk level consistent
                                        with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX                IB    Seeks to achieve a total return before        o SSgA Funds Management, Inc.
                                        expenses that approximates the total
                                        return performance of the Barclays
                                        Capital U.S. Aggregate Bond Index,
                                        including reinvestment of dividends, at
                                        a risk level consistent with that of the
                                        Barclays Capital U.S. Aggregate Bond
                                        Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX               IB    Seeks to achieve a total return before        o AllianceBernstein L.P.
                                        expenses that approximates the total
                                        return performance of the S&P 500 Index,
                                        including reinvestment of dividends, at
                                        a risk level consistent with that of the
                                        S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS             IB    Seeks to achieve long-term growth of          o AXA Equitable
                                        capital.
                                                                                      o BlackRock Capital Management, Inc.

                                                                                      o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND              IB    Seeks to achieve capital appreciation.        o GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY            IB    Seeks to maximize capital appreciation.       o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS               IB    Seeks to achieve capital growth and           o AXA Equitable
                                        current income.
                                                                                      o BlackRock Investment Management, LLC

                                                                                      o First International Advisors, LLC

                                                                                      o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY     IB    Seeks to achieve long-term capital            o AXA Equitable
                                        appreciation.
                                                                                      o BlackRock Investment Management, LLC

                                                                                      o Morgan Stanley Investment Management
                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT        IB    Seeks to achieve a total return before        o SSgA Funds Management, Inc.
 BOND INDEX                             expenses that approximates the total
                                        return performance of the Barclays
                                        Capital Intermediate U.S. Government
                                        Bond Index, including reinvestment of
                                        dividends, at a risk level consistent
                                        with that of the Barclays Capital
                                        Intermediate U.S. Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 16


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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                SHARE                                                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                  CLASS   OBJECTIVE                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS        IB     Seeks to achieve long-term growth of           o AXA Equitable
                                         capital.
                                                                                        o BlackRock Investment Management, LLC

                                                                                        o Hirayama Investments, LLC

                                                                                        o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH           IB     Seeks to achieve capital appreciation.         o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE                 IB     Seeks to achieve long-term capital             o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES                           appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS            IB     Seeks to achieve long-term growth of           o AXA Equitable
                                         capital with a secondary objective to
                                         seek reasonable current income. For            o BlackRock Investment Management, LLC
                                         purposes of this Portfolio, the words
                                         "reasonable current income" mean               o Institutional Capital LLC
                                         moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX         IB     Seeks to achieve a total return before         o AllianceBernstein L.P.
                                         expenses that approximates the total
                                         return performance of the Russell 1000
                                         Growth Index, including reinvestment of
                                         dividends at a risk level consistent
                                         with that of the Russell 1000 Growth
                                         Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS          IB     Seeks to provide long-term capital             o AXA Equitable
                                         growth.
                                                                                        o BlackRock Investment Management, LLC

                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX          IB     Seeks to achieve a total return before         o SSgA Funds Management, Inc.
                                         expenses that approximates the total
                                         return performance of the Russell 1000
                                         Value Index, including reinvestment of
                                         dividends, at a risk level consistent
                                         with that of the Russell 1000 Value
                                         Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS           IB     Seeks to achieve long-term growth of           o AllianceBernstein L.P.
                                         capital.
                                                                                        o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND         IB     Seeks to achieve capital appreciation          o Lord, Abbett & Co. LLC
 INCOME                                  and growth of income without excessive
                                         fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE     IB     Seeks to achieve capital appreciation and      o Lord, Abbett & Co. LLC
                                         growth of income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                  IB     Seeks to achieve a total return before         o SSgA Funds Management, Inc.
                                         expenses that approximates the total
                                         return performance of the S&P Mid Cap
                                         400 Index, including reinvestment of
                                         dividends, at a risk level consistent
                                         with that of the S&P Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS             IA     Seeks to achieve long-term capital             o AXA Equitable
                                         appreciation.
                                                                                        o BlackRock Investment Management, LLC

                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------


17 About the Portfolios of the Trusts


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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST               SHARE                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                 CLASS    OBJECTIVE                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                   IB     Seeks to obtain a high level of current      o The Dreyfus Corporation
                                         income, preserve its assets and maintain
                                         liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL              IB     Seeks to achieve capital appreciation.       o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP         IB     Seeks to achieve capital growth.             o Morgan Stanley Investment Management
 GROWTH(1)                                                                              Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND         IB     Seeks to generate a return in excess of      o Pacific Investment Management Company,
                                         traditional money market products while        LLC
                                         maintaining an emphasis on preservation
                                         of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS              IB     Seeks to achieve high current income         o AllianceBernstein L.P.
                                         consistent with moderate risk to
                                         capital.                                     o AXA Equitable

                                                                                      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX            IB     Seeks to replicate as closely as             o AllianceBernstein L.P.
                                         possible (before the deduction of
                                         Portfolio expenses) the total return of
                                         the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK     IB     Seeks to achieve long-term capital           o T. Rowe Price Associates, Inc.
                                         appreciation and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME          IB     Seeks to achieve total return through        o UBS Global Asset Management
                                         capital appreciation with income as a          (Americas) Inc.
                                         secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK            IB     Seeks to achieve capital growth and          o Morgan Stanley Investment Management
                                         income.                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE          IB     Seeks to achieve long-term capital growth.   o Wells Capital Management, Inc.
 OMEGA GROWTH(2)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. - CLASS II                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                           OBJECTIVE                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP              The fund seeks long-term capital             o American Century Investment
 VALUE FUND                              growth. Income is a secondary objective.       Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS - SERVICE CLASS 2                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                           OBJECTIVE                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)            Seeks long-term capital appreciation.        o Fidelity Management & Research Company
 PORTFOLIO                                                                              (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME          Seeks high total return through a            o Fidelity Management & Research Company
 PORTFOLIO                               combination of current income and capital      (FMR)
                                         appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP                  Seeks long-term growth of capital.           o Fidelity Management & Research Company
 PORTFOLIO                                                                              (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST -                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
CLASS 2 PORTFOLIO NAME                   OBJECTIVE                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS                Seeks long-term capital appreciation, with   o Franklin Advisory Services, LLC
 SECURITIES FUND                         preservation of capital as an important
                                         consideration.
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 18
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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST - CLASS 2                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE             Seeks long-term total return.                       o Franklin Advisory Services, LLC.
 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME            The Fund's principal investment goal is to          o Franklin Advisers, Inc.
 SECURITIES FUND                     earn a high level of current income. Its
                                     secondary goal is long-term capital
                                     appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND        The Fund's principal investment goal is             o Franklin Mutual Advisers, LLC
                                     capital appreciation. Its secondary goal
                                     is income.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING                 Seeks long-term capital appreciation.               o Templeton Asset Management Ltd.
 MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND                Seeks high current income, consistent with          o Franklin Advisers, Inc.
 SECURITIES FUND                     preservation of capital. Capital appreciation
                                     is a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES          The Fund's investment goal is long-term             o Templeton Global Advisors, Limited
 FUND                                capital growth.
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE
TRUST - SERVICE SHARES                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP            Seeks long-term capital appreciation.               o Goldman Sachs Asset Management, L.P.
 VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)
- SERIES II                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE      The fund's investment objective is total            o Invesco Advisers, Inc.
 FUND                                return through growth of capital and
                                     current income.                                     o Sub-Adviser: Invesco Asset Management
                                                                                           Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL           The fund's investment objective is long-            o Invesco Advisers, Inc.
 GROWTH FUND                         term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE            The fund's investment objective is long-            o Invesco Advisers, Inc.
 EQUITY FUND                         term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY        The fund's investment objective is long-            o Invesco Advisers, Inc.
 FUND                                term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY                 Seeks to provide long-term capital                  o Waddell & Reed Investment Management
                                     appreciation.                                         Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH         Seeks to provide growth of your investment.         o Waddell & Reed Investment Management
                                                                                           Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP              Seeks growth of capital.                            o Waddell & Reed Investment Management
  GROWTH                                                                                   Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING           Seeks long-term capital appreciation.               o Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------





19 About the Portfolios of the Trusts


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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE           The fund's investment objective is to seek          o Massachusetts Financial Services Company
 PORTFOLIO                           capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK        The fund's investment objective is to seek          o Massachusetts Financial Services Company
 SERIES                              capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES        The fund's investment objective is to seek          o Massachusetts Financial Services Company
                                     capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -
ADVISOR CLASS                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R)         Seeks maximum real return consistent with           o Pacific Investment Management Company
 STRATEGY PORTFOLIO                  prudent investment management.                        LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN STRATEGY           Seeks maximum real return, consistent with          o Pacific Investment Management Company
 PORTFOLIO                           preservation of real capital and prudent              LLC
                                     investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO         Seeks maximum total return, consistent with         o Pacific Investment Management Company
                                     preservation of capital and prudent                   LLC
                                     investment management.
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
- SERVICE CLASS                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME          Seeks to provide substantial dividend               o T. Rowe Price Associates, Inc.
 PORTFOLIO II                        income as well as long-term growth of
                                     capital through investments in the common
                                     stocks of established companies.
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST - S CLASS                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                           APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD              Seeks long-term capital appreciation by             o Van Eck Associates Corporation
 ASSETS FUND                         investing primarily in "hard asset"
                                     securities. Income is a secondary
                                     consideration.
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 15, 2010, subject to regulatory approval. The number in the "Footnote No." column corre sponds with the number contained in the chart above.

    -------------------------------------------------
    FOOTNOTE NO.         PORTFOLIO'S FORMER NAME
    -------------------------------------------------
    1                    EQ/Van Kampen Mid Cap Growth
    -------------------------------------------------
    2                    EQ/Evergreen Omega
    -------------------------------------------------

(+) Effective on or about September 13, 2010, subject to regulatory approval, interests in the Multimanager Aggressive Equity Portfolio (the "surviving option") will replace interests in the Multimanager Large Cap Growth Portfolio (the "replaced option"). We will move assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. Also, we will automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation to the surviving option. You may transfer your account value among the investment options, as usual. Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in this prospectus.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 777-6510.



                                           About the Portfolios of the Trusts 20


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5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option other than in
(iii), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. (Your policy and other supplemental material may refer to (ii) and (iii) above as our "Guaranteed Interest Account.") These amounts are subject to certain charges discussed in "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amount in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). The units' values will be reduced, however, by the amount of the mortality and expense risk charge for that period (see "Table of policy charges" in "Charges and expenses you will pay" earlier in this prospectus). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate. The mortality and expense risk charge mentioned earlier in this prospectus does not apply to our guaranteed interest option.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

21  Determining your policy's value


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6. Transferring your money among our investment options


--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. There are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greater of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").


HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa-equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to online transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

o if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

o whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.


OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. You can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge made in connection with our automatic transfer service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage


                        Transferring your money among our investment options  22


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you specify for each variable investment option selected must be at least 2%
(whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.


23  Transferring your money among our investment options


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7. Accessing your money


--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a terminal illness living benefit" below.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. (Your policy may sometimes refer to the collateral as the "loaned policy account.") We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o   you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

o   we do not count the collateral when we compute our customer loyalty credit;
    and

o   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) In no event, however, will the loan interest rate be greater than 15%. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because we first offered Incentive Life(R) policies in 1999 the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause any other guarantee against termination to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment


                                                        Accessing your money  24


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options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of withdrawals, however, do not result in our deducting any portion of any then remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or because it could result in a death benefit guarantee not being in effect.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy and applicable waivers of surrender charges in the event of federal estate tax repeal.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT


Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.


If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy, we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------

25  Accessing your money


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8. Tax information


--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life(R) policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that:

o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option, the selection of additional rider benefits, an increase in your policy's face amount (including pursuant to our cost-of-living rider), or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal


                                                             Tax information  26


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could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.


TAX TREATMENT OF LIVING BENEFITS PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person if the payee has an insurable interest in the insured person's life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.


BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.


27  Tax information


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LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is scheduled to be reinstated and the gift and estate tax exemption referred to above would again be $1 million. Various legislative proposals have been made which may eliminate the extend or repeal, perhaps retroactively, while other proposals would make changes to future exemption levels and rates.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $13,000 for 2010 (this amount is indexed annually for inflation) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a scheduled full repeal in year 2010, then return to current law in years 2011 and thereafter. Again, as in the case for estate taxes, various proposals exist which may alter these rules.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.


If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.



PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


                                                             Tax information  28


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SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.


OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The Separate Account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums, or otherwise allocable to the policies.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business owner policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules. Amount the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. Other legislative proposals could place further restrictions as to business owned life insurance. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include life insurance continuation beyond the insured reaching age 100 and testing for policies issued on a special risk class basis.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.


2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES

In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for cer-


29  Tax information


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tain changes made in 2009 or later to policies issued prior to 2009 based on
1980 Commissioners Standard Ordinary (CSO) Mortality Tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain rating changes, or a request for a substitution of the insured will not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any taxable income or gain the assets generate.

The IRS has provided some guidance on this question of investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.


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9. More Information about policy features and benefits


--------------------------------------------------------------------------------

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

The basic Option A and Option B death benefits are described under "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus.

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the
Option A or Option B death benefit you have selected.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Age*     40 and under              45              50      55      60      65
--------------------------------------------------------------------------------
  %       250%                      215%            185%    150%    130%    120%
--------------------------------------------------------------------------------
          70            75-95       99-OVER
--------------------------------------------------------------------------------
  %       115%          105%        101%
--------------------------------------------------------------------------------
* For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Incentive Life(R) policy to satisfy the definition of "life insurance contract" under
Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, the cash value accumulation test or the guideline premium/ cash value corridor test. Only the guideline premium/cash value corridor test applies to the Incentive Life(R) policy. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy account value specified in Section 7702(c) of the Code. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" earlier in this prospectus.


GUARANTEE PREMIUM TEST FOR NO-LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these two guarantees as our "no-lapse guarantee" and our "death benefit guarantee," and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this Prospectus.

GUARANTEE PREMIUM TEST. If your policy's net cash surrender value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either the no-lapse guarantee or death benefit guarantee discussed under "You can guarantee that your policy will not terminate before a certain date," in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus, that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding (or you repay all of such loans before the end of the 61-day grace period mentioned in "The minimum amount of premiums you must pay" under "Risk/benefit summary: Policy features, benefits and risks") and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums for the no-lapse or death benefit guarantees, we compound each amount at a 4% annual interest rate from its due date through the date of the calculation. (This interest rate is only for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation


31  More Information about policy features and benefits


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for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the guarantee options is set forth in your policy on a monthly basis, if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. Certain additional benefit riders will cause the guarantee premiums to increase after policy issue. The guarantee premiums also may change if, for example, the face amount of the policy or a rider changes, a rider is added or eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.

If you want to be billed for a guarantee premium amount, you must specify a planned periodic premium that at least equals the guarantee premium that you plan to pay. If you wish your bills for planned periodic premiums to cover your guarantee premiums, please remember to change your planned periodic premium amount, as necessary, if you take any action that causes your guarantee premiums to change.


PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

o you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

o you terminate any additional benefit riders, including the Incentive Term rider;

o the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a distribution from the policy to avoid such disqualification; and

o the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.

The paid up death benefit guarantee applies only to your base policy's face amount, and not to the face amount or other coverage under any riders that (as noted above) must be terminated when the guarantee is elected. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.)

OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you are permitted to pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" earlier in this prospectus), except that:

o We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

o Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.

The election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" under "Tax information," earlier in this prospectus. You should consult your tax advisor before making this election.


OTHER BENEFITS YOU CAN ADD BY RIDER


You may be eligible for the following other optional benefits made available by rider:


o term insurance on the insured person (Incentive Term rider) (see "The Incentive Term rider" in "About your life insurance benefit" under "Risk/benefit summary: Policy features, benefits and risks")

o   disability waiver benefits

o   accidental death benefit

                         More Information about policy features and benefits  32


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o   option to purchase additional insurance

o   cost-of-living rider

o   children's term insurance

o ten-year renewable term insurance on the insured person or an additional insured person

o enhanced death benefit guarantee (see "Enhanced death benefit guarantee" in "You can guarantee that your policy will not terminate before a certain date" under "Risk/benefit summary: Policy features, benefits and risks")

We add the following benefits automatically at no charge to each eligible policy:

o substitution of insured person rider (see "You can change your policy's insured person" under "More information about procedures that apply to your policy")

o waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations)

o   living benefits rider

o   accounting benefit endorsement (see below)

o paid up death benefit guarantee (see "Paid up death benefit guarantee" earlier in this section)

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these riders may be selected only at the time your policy is issued. Some benefits may not be available in your state. Some benefits are not available in combination with others. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.


ACCOUNTING BENEFIT ENDORSEMENT


Subject to the conditions discussed below, AXA Equitable offered an Endorsement to your policy (the "Endorsement") that refunded or waived all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within a limited time period.

Under our current rules, the Endorsement was offered where the following conditions were met:

o policies are corporately owned, or were "split-dollar" cases that are collaterally assigned to the company;

o the persons proposed to be insured were deemed by us to be "highly compensated" individuals;

o the minimum initial premium under each policy was remitted to AXA Equitable by the employer; and

o the aggregate annualized first year planned periodic premium was at least $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies were issued.

Eligible cases were issued with the accounting benefit endorsement unless the policyowner requested us in writing to not include the Endorsement.


The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policyowners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:

--------------------------------------------------------------------------------
                              Percent Of Premium     Percent Of Surrender
  Surrender In Policy Year    Deduction Refunded        Charges Waived
--------------------------------------------------------------------------------
             1                      100%                    100%
             2                       67%                     80%
             3                       33%                     60%
             4                       0%                      40%
             5                       0%                      20%
        6 and later                  0%                      0%
--------------------------------------------------------------------------------
For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

o 67% of the charges that had been deducted from premiums (i.e., the sales charge); and

o 80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced. Nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy. Nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of "life insurance contract" under Section 7702 of the Code. In some cases, this may result in the payment of a higher alternative death benefit in the first three policy years where it is necessary to satisfy tax law requirements.

Face amount increases (if available under your policy) will not be approved while the endorsement is in effect. We offer products designed specifically for this marketplace. You can contact us to find out more about any other AXA Equitable insurance policy.


CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than six years. This is added to the account value each


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month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options (not including any value we are holding as collateral for any policy loans). The percentage credit is currently at an annual rate of 0.60% beginning in the policy's seventh year. This credit is not guaranteed.


VARIATIONS AMONG INCENTIVE LIFE(R) POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life(R) where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life(R). We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time during the insured person's life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. AXA Equitable or your financial professional can provide you with samples of such contracts on request.

--------------------------------------------------------------------------------
You can choose to have the proceeds from the policy's life insurance benefit paid under one of our payment options, rather than as a single sum.
--------------------------------------------------------------------------------

If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", an interest-bearing account with check-writing privileges. In that case, we will send the beneficiary a checkbook, and the beneficiary will have immediate access to the proceeds by writing a check for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a check is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC or any other government agency. We will receive any investment earnings during the period such amounts remain in the general account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the premiums paid. In some states, we will adjust this amount for any investment performance (whether positive or negative).

To exercise this cancellation right, you must mail the policy directly to our Administrative Office with a written request to cancel. Your cancellation request must be postmarked within 10 days after you receive the policy and your coverage will terminate as of the date of the postmark. In some states or situations, this "free look" period is longer than 10 days. Your policy will indicate the length of your "free look" period.


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10. More information about certain policy charges


--------------------------------------------------------------------------------

DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.


o PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.


o SURRENDER CHARGES. If you give up this policy for its net cash surrender value or if your policy is terminated without value at the end of a grace period before the end of the fifteenth policy year, or within the first 15 years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $2.91 and $12.99 per $1,000 of initial base policy face amount, and between $3.53 and $12.99 per $1,000 of base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year beginning in the ninth policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below) or if your policy is terminated without value at the end of a grace period. They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount or if your policy is terminated without value at the end of a grace period are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy or if it terminates without value in its early years, we do not have the time to recoup our costs.


o REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or if the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.


Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

o TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the


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right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

o ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

o EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.


PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

o ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month for adults (issue age 18 and older) or $10 each policy month in the first two policy years for children. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $7 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.


o COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.


Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.06 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) policies for insureds who are age 18 or above are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) policies for insureds who are under age 18 are based on the 1980 Commissioner's Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured's cost of insurance rate is not based on that insured's status as a tobacco user or non-tobacco user. We offer non-tobacco rates for ages 18 and above only. Approximately 60 days prior to the policy anniversary date nearest the insured's 18th birthday, we will send a notice to the policyowner giving the policyowner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification, signed by the policyowner and the insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Administrative Office by the policy anniversary date nearest the insured's 18th birthday, tobacco user rates will apply. The policyowner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

You may ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may


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result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued. For information concerning possible limitations due to tobacco use status changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria. For more information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. For this purpose, the face amount is the sum of the base policy face amount and the Incentive Term rider face amount (if applicable). Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $200,000 and higher, and further reduced for face amounts of $2,000,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in the face amount may cause your cost of insurance rates to go up.

o MORTALITY AND EXPENSE RISK CHARGE. We will collect a daily charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a daily charge at an annual rate of 0.60% of the value in your policy's variable investment options for mortality and expense risks. We reserve the right to increase or decrease this charge in the future, although it will never exceed 0.90%.

o LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The maximum loan interest spread is 2%. We may, however, increase the loan interest spread higher than 2% as a result of changes in the tax laws which increase our expenses. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.


OPTIONAL RIDER CHARGES


If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

o DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

o DISABILITY PREMIUM WAIVER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.71 per $1,000 of initial base policy face amount. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the option to purchase additional insurance, we will deduct an amount between $0.02 and $0.08. If you choose the children's term insurance, we will deduct an amount between $0.01 and $0.03. If you choose the 10 year renewable term rider, we will deduct an amount between $0.007 and $0.22. If you choose the cost of living rider, we will deduct an amount between $0.003 and $0.06. These amounts are in addition to the charges for the riders themselves.

o OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

o ACCIDENTAL DEATH BENEFIT RIDER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.08 and $0.44 per $1,000 of rider benefit amount.

o COST OF LIVING RIDER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.004 and $0.08 per $1,000 of base policy face amount.



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o 10 YEAR RENEWABLE TERM INSURANCE ON THE INSURED PERSON OR AN ADDITIONAL
INSURED PERSON. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.09 and $4.50 per $1,000 of rider benefit amount.

o INCENTIVE TERM RIDER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect but not beyond the policy anniversary when the insured person is attained age 100. This amount is between $0.06 and $83.34 per $1,000 of rider death benefit on a guaranteed basis. For most insured persons at most ages, the current monthly charges for this rider are lower than the maximum monthly charges. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

o ENHANCED DEATH BENEFIT GUARANTEE. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect but not beyond the policy anniversary when the insured person is attained age
100. This amount is $0.02 per $1,000 of base policy face amount.

o CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o   Management fees.

o   12b-1 fees (not applicable to all portfolios).

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


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11. More information about procedures that apply to your policy

--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o   withdrawals

o   tax withholding elections

o   face amount decreases that result from a withdrawal

o   changes of allocation percentages for premium payments or monthly deductions

o   surrenders

o   changes of owner

o   changes of beneficiary

o transfers from a variable investment option to the guaranteed interest option

o   changes in form of death benefit payment

o   loans

o   transfers among variable investment options

o   assignments

o   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o   changes in face amount

o   election of paid up death benefit guarantee

o   changes in death benefit option

o   termination of enhanced death benefit guarantee

o   restoration of terminated policies

o   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer averaging service (dollar cost averaging service) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


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o   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy and receive your minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the Guaranteed Interest Account.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under "Policy issuance," above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

Note: Notwithstanding the information further below, based upon our current understanding of federal tax rules at the time this prospectus was prepared, we are not permitting changes of a policy's insured person. For further information, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus. The following information, therefore, does not apply, absent IRS guidance that would permit such changes.

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in


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effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics and may result in a loss of any death benefit guarantees. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance. See "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this prospectus.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life(R) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life(R) policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life(R) policy.


FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.



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12. More information about other matters


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ABOUT OUR GENERAL ACCOUNT


Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing service will terminate if either (2) or (3) occurs.


DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. From time to time, we may change these procedures as necessary. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and
(3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated



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trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa-equitable.com if you are the individual owner:

o   changes of premium allocation percentages

o   changes of address

o   request forms and statements

o to request a policy loan (loan requests cannot be made online by corporate policyholders)

o   enroll for electronic delivery and view statements/documents online

o   to pay your premium or make a loan repayment.

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to enroll in axa-equitable.com or use ACH payments via AXA Equitable VOICE IT, you must first agree to the terms and conditions set forth in our axa-equitable.com Online Services Agreement or our AXA Equitable VOICE IT Terms and Conditions, which you can find at our website, or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa-equitable.com or AXA Equitable VOICE IT from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa-equitable.com or AXA Equitable VOICE IT if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m.


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Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.


CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

o combine two or more variable investment options or withdraw assets relating to Incentive Life(R) from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with all applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.


REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and cer-


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tain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.


DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Reporting Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

Premium-based compensation paid by AXA Equitable to AXA Advisors will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later.

Premium-based compensation paid by AXA Equitable to AXA Distributors will generally not exceed 94% of the premiums you pay up to one target premium in your policy's first year; plus 3% of all other premiums you pay in your policy's first year; plus 3% of all premiums you pay in policy years two and later.

We may substitute a form of asset-based compensation for premium-based compensation after the first policy year.

The sales compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

The sales compensation paid by AXA Distributors varies among Selling broker-dealers.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Incentive Life(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may none-

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may none-


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theless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any premium-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.



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13. Financial statements of Separate Account FP and AXA Equitable


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The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.


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14. Personalized illustrations


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ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2009 (or expected to be incurred in 2010, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses of all of the available Portfolios (based upon the aggregate assets in the Portfolios at the end of 2009). An historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request an illustration of the GIO.

THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.



                                                  Personalized illustrations  48


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Requesting more information

--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2010, is incorporated into this prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-777-6510 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations free of charge by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's website at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number - 811-04335


STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                                           PAGE
Who is AXA Equitable?........................................................ 2
Ways we pay policy proceeds.................................................. 2
Distribution of the policies................................................. 2
Underwriting a policy........................................................ 2
Insurance regulation that applies to AXA Equitable........................... 2
Custodian and independent registered public accounting firm.................. 2
Financial statements......................................................... 2



























                                                                       811-04335

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Incentive Life(R) '02
An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2010


Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.

--------------------------------------------------------------------------------


This prospectus describes the Incentive Life(R) '02 policy, but is not itself a policy. The policy, which includes the policy form, the application and any applicable endorsements or riders, is the entire policy between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the policy's provisions in this prospectus is current as of the date of this prospectus; however, because certain provisions may be changed after the date of this prospectus in accordance with the policy, the description of the policy's provisions in this prospectus is qualified in its entirety by the terms of the actual policy. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.


This policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.


WHAT IS INCENTIVE LIFE(R) '02?

Incentive Life(R) '02 was issued by AXA Equitable. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:



--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
o All Asset Allocation(3)                  o EQ/Global Bond PLUS
o American Century VP Mid Cap              o EQ/Global Multi-Sector Equity
  Value Fund(3)                            o EQ/Intermediate Government Bond
o AXA Aggressive Allocation(1)               Index
o AXA Conservative Allocation(1)           o EQ/International Core PLUS
o AXA Conservative-Plus Allocation(1)      o EQ/International Growth
o AXA Moderate Allocation(1)               o EQ/JPMorgan Value Opportunities
o AXA Moderate-Plus Allocation(1)          o EQ/Large Cap Core PLUS
o AXA Tactical Manager 400-I(3)            o EQ/Large Cap Growth Index
o AXA Tactical Manager 500-I(3)            o EQ/Large Cap Growth PLUS
o AXA Tactical Manager 2000-I(3)           o EQ/Large Cap Value Index
o AXA Tactical Manager International-I(3)  o EQ/Large Cap Value PLUS
o EQ/AllianceBernstein International       o EQ/Lord Abbett Growth and Income
o EQ/AllianceBernstein Small Cap           o EQ/Lord Abbett Large Cap Core
  Growth                                   o EQ/Mid Cap Index
o EQ/BlackRock Basic Value Equity          o EQ/Mid Cap Value PLUS
o EQ/BlackRock International Value         o EQ/Money Market
o EQ/Boston Advisors Equity Income         o EQ/Montag & Caldwell Growth
o EQ/Calvert Socially Responsible          o EQ/Morgan Stanley Mid Cap Growth(2)
o EQ/Capital Guardian Growth               o EQ/PIMCO Ultra Short Bond
o EQ/Capital Guardian Research             o EQ/Quality Bond PLUS
o EQ/Common Stock Index                    o EQ/Small Company Index
o EQ/Core Bond Index                       o EQ/T. Rowe Price Growth Stock
o EQ/Equity 500 Index                      o EQ/UBS Growth and Income
o EQ/Equity Growth PLUS                    o EQ/Van Kampen Comstock
o EQ/GAMCO Mergers and Acquisitions        o EQ/Wells Fargo Advantage Omega
o EQ/GAMCO Small Company Value               Growth(2)

--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
o Fidelity(R) VIP Contrafund(R)            o Multimanager Aggressive Equity
  Portfolio(3)                             o Multimanager Core Bond
o Fidelity(R) VIP Growth & Income          o Multimanager International Equity
  Portfolio(3)                             o Multimanager Large Cap Core Equity
o Fidelity(R) VIP Mid Cap Portfolio(3)     o Multimanager Large Cap Growth(4)
o Franklin Rising Dividends Securities     o Multimanager Large Cap Value
  Fund(3)                                  o Multimanager Mid Cap Growth
o Franklin Small Cap Value Securities      o Multimanager Mid Cap Value
  Fund(3)                                  o Multimanager Multi-Sector Bond
o Franklin Strategic Income Securities     o Multimanager Small Cap Growth
  Fund(3)                                  o Multimanager Small Cap Value
o Goldman Sachs VIT Mid Cap Value          o Multimanager Technology
  Fund(3)                                  o Mutual Shares Securities Fund(3)
o Invesco V.I. Global Real Estate Fund(3)  o PIMCO CommodityRealReturn(R)
o Invesco V.I. International Growth          Strategy Portfolio(3)
  Fund(3)                                  o PIMCO Real Return Strategy
o Invesco V.I. Mid Cap Core Equity Fund(3)   Portfolio(3)
o Invesco V.I. Small Cap Equity Fund(3)    o PIMCO Total Return Portfolio(3)
o Ivy Funds VIP Energy(3)                  o T.Rowe Price Equity Income II(3)
o Ivy Funds VIP Mid Cap Growth(3)          o Templeton Developing Markets
o Ivy Funds VIP Small Cap Growth(3)          Securities Fund(3)
o Lazard Retirement Emerging Markets       o Templeton Global Bond Securities
  Equity Portfolio(3)                        Fund(3)
o MFS(R) International Value Portfolio(3)  o Templeton Growth Securities Fund(3)
o MFS(R) Investors Growth Stock Series(3)  o Van Eck VIP Global Hard Assets
o MFS(R) Investors Trust Series(3)           Fund(3)
--------------------------------------------------------------------------------



(1) Also referred to as an "AXA Allocation investment option" in this prospectus.

(2) This is the variable investment option's new name, effective on or about May 15, 2010, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.

(3) Available on or about May 22, 2010, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information on this new variable investment option.

(4) Please see "About the Portfolios of the Trusts" later in this prospectus regarding the planned substitution of this variable investment option.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                 X02952/AA & ADL

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Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) decrease the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.


OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. Replacing existing insurance with Incentive Life(R) '02 or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

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Contents of this prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS
   AND RISKS                                                                 1
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                            1
The minimum amount of premiums you must pay                                  1
You can guarantee that your policy will not terminate
   before a certain date                                                     2
You can elect a "paid up" death benefit guarantee                            2
Investment options within your policy                                        2
About your life insurance benefit                                            3
You can decrease your insurance coverage                                     4
You can increase your insurance coverage by purchasing
   another policy                                                            4
Accessing your money                                                         4
Risks of investing in a policy                                               4

--------------------------------------------------------------------------------
2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
   WILL PAY                                                                  6
--------------------------------------------------------------------------------
Tables of policy charges                                                     6
How we allocate charges among your investment options                        8
Changes in charges                                                           8

--------------------------------------------------------------------------------
3. WHO IS AXA EQUITABLE?                                                     9
--------------------------------------------------------------------------------
How to reach us                                                              9
About our Separate Account FP                                               10
Your voting privileges                                                      10

--------------------------------------------------------------------------------
4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                       11
--------------------------------------------------------------------------------
Portfolios of the Trusts                                                    11

--------------------------------------------------------------------------------
5. DETERMINING YOUR POLICY'S VALUE                                          20
--------------------------------------------------------------------------------
Your account value                                                          20

----------------------

"We," "our" and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.


When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life(R) '02 anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                                                  Contents of this prospectus  i

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--------------------------------------------------------------------------------
6. TRANSFERRING YOUR MONEY AMONG OUR
   INVESTMENT OPTIONS                                                       21
--------------------------------------------------------------------------------
Transfers you can make                                                      21
How to make transfers                                                       21
Our automatic transfer service                                              21
Our asset rebalancing service                                               21

--------------------------------------------------------------------------------
7. ACCESSING YOUR MONEY                                                     23
--------------------------------------------------------------------------------
Borrowing from your policy                                                  23
Making withdrawals from your policy                                         23
Surrendering your policy for its net cash surrender value                   24
Your option to receive a terminal illness living benefit                    24

--------------------------------------------------------------------------------
8. TAX INFORMATION                                                          25
--------------------------------------------------------------------------------
Basic income tax treatment for you and your beneficiary                     25
Tax treatment of distributions to you (loans, partial
   withdrawals, and full surrender)                                         25
Tax treatment of living benefits proceeds                                   26
Business and employer owned policies                                        26
Requirement that we diversify investments                                   27
Estate, gift, and generation-skipping taxes                                 27
Pension and profit-sharing plans                                            27
Split-dollar and other employee benefit programs                            28
ERISA                                                                       28
Our taxes                                                                   28
When we withhold taxes from distributions                                   28
Possibility of future tax changes and other tax information                 28

--------------------------------------------------------------------------------
9. MORE INFORMATION ABOUT POLICY FEATURES AND
   BENEFITS                                                                 30
--------------------------------------------------------------------------------
Alternative higher death benefit in certain cases                           30
Guarantee premium test for no-lapse guarantees                              30
Paid up death benefit guarantee                                             31
Other benefits you can add by rider                                         31
Variations among Incentive Life(R) '02 policies                             33
Your options for receiving policy proceeds                                  33
Your right to cancel within a certain number of days                        33

--------------------------------------------------------------------------------
10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                           34
--------------------------------------------------------------------------------
Deducting policy charges                                                    34
Charges that the Trusts deduct                                              36

--------------------------------------------------------------------------------
11. MORE INFORMATION ABOUT PROCEDURES THAT
    APPLY TO YOUR POLICY                                                    38
--------------------------------------------------------------------------------
Dates and prices at which policy events occur                               38
Policy issuance                                                             38
Ways to make premium and loan payments                                      39
Assigning your policy                                                       39
You can change your policy's insured person                                 39
Requirements for surrender requests                                         40
Gender-neutral policies                                                     40
Future policy exchanges                                                     40

--------------------------------------------------------------------------------
12. MORE INFORMATION ABOUT OTHER MATTERS                                    41
--------------------------------------------------------------------------------
About our general account                                                   41
Transfers of your account value                                             41
Telephone and Internet requests                                             42
Suicide and certain misstatements                                           43
When we pay policy proceeds                                                 43
Changes we can make                                                         43
Reports we will send you                                                    43
Distribution of the policies                                                44
Legal proceedings                                                           45

--------------------------------------------------------------------------------
13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP
    AND AXA EQUITABLE                                                       46
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14. PERSONALIZED ILLUSTRATIONS                                              47
--------------------------------------------------------------------------------
Illustrations of policy benefits                                            47

--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
Statement of Additional Information
Table of contents
--------------------------------------------------------------------------------

ii  Contents of this prospectus

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Contents of this Prospectus (Cont'd.)


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SUMMARY PROSPECTUSES FOR THE PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ
   ADVISORS TRUST
--------------------------------------------------------------------------------
AXA Aggressive Allocation                                                AAA 1-3
AXA Conservative Allocation                                              ACA 1-3
AXA Conservative-Plus Allocation                                        ACPA 1-3
AXA Moderate Allocation                                                  AMA 1-3
AXA Moderate-Plus Allocation                                            AMPA 1-3
Multimanager Aggressive Equity                                          MMAE 1-4
Multimanager Core Bond                                                  MMCB 1-4
Multimanager International Equity                                       MMIE 1-4
Multimanager Large Cap Core Equity                                    MMLCCE 1-4
Multimanager Large Cap Growth                                          MMLCG 1-3
Multimanager Large Cap Value                                           MMLCV 1-4
Multimanager Mid Cap Growth                                            MMMCG 1-4
Multimanager Mid Cap Value                                             MMMCV 1-4
Multimanager Multi-Sector Bond                                          MMSB 1-4
Multimanager Small Cap Growth                                          MMSCG 1-4
Multimanager Small Cap Value                                           MMSCV 1-4
Multimanager Technology                                                  MMT 1-4
All Asset Allocation                                                    EQAA 1-4
AXA Tactical Manager 2000-I                                           ATM2KI 1-3
AXA Tactical Manager 400-I                                           ATM400I 1-3
AXA Tactical Manager 500-I                                           ATM500I 1-3
AXA Tactical Manager International-I                                 ATMINTI 1-4
EQ/AllianceBernstein International                                     EQABI 1-3
EQ/AllianceBernstein Small Cap Growth                                 EQASCG 1-3
EQ/BlackRock Basic Value Equity                                        EQBBV 1-3
EQ/BlackRock International Value                                      EQBINT 1-3
EQ/Boston Advisors Equity Income                                      EQBAEI 1-3
EQ/Calvert Socially Responsible                                        EQCSR 1-4
EQ/Capital Guardian Growth                                             EQCGG 1-3
EQ/Capital Guardian Research                                           EQCGR 1-3
EQ/Common Stock Index                                                  EQCTI 1-3
EQ/Core Bond Index                                                     EQCBI 1-3
EQ/Equity 500 Index                                                   EQ500I 1-3
EQ/Equity Growth PLUS                                                  EQEGP 1-4
EQ/GAMCO Mergers and Acquisitions                                      EQGMA 1-4
EQ/GAMCO Small Company Value                                          EQGSCV 1-3
EQ/Global Bond PLUS                                                    EQGBP 1-4
EQ/Global Multi-Sector Equity                                         EQGMSE 1-4
EQ/Intermediate Government Bond Index                                 EQIGBI 1-3
EQ/International Core PLUS                                             EQICP 1-4
EQ/International Growth                                                 EQIG 1-3
EQ/JPMorgan Value Opportunities                                       EQJPMV 1-3
EQ/Large Cap Core PLUS                                                EQLCCP 1-4
EQ/Large Cap Growth Index                                             EQLCGI 1-3
EQ/Large Cap Growth PLUS                                              EQLCGP 1-4
EQ/Large Cap Value Index                                              EQLCVI 1-3
EQ/Large Cap Value PLUS                                               EQLCVP 1-4
EQ/Lord Abbett Growth and Income                                      EQLAGI 1-3
EQ/Lord Abbett Large Cap Core                                         EQLALC 1-3
EQ/Mid Cap Index                                                       EQMCI 1-3
EQ/Mid Cap Value PLUS                                                 EQMCVP 1-4


                                     Contents of this Prospectus (Cont'd.)  ii-a

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EQ/Money Market                                                         EQMM 1-3
EQ/Montag & Caldwell Growth                                            EQMCG 1-3
EQ/Morgan Stanley Mid Cap Growth                                       EQMSG 1-3
EQ/PIMCO Ultra Short Bond                                              EQPUS 1-3
EQ/Quality Bond PLUS                                                   EQQBP 1-4
EQ/Small Company Index                                                 EQSCI 1-3
EQ/T.Rowe Price Growth Stock                                           EQTGS 1-3
EQ/UBS Growth and Income                                               EQUGI 1-3
EQ/Van Kampen Comstock                                                 EQVKC 1-3
EQ/Wells Fargo Advantage Omega Growth                                 EQWFAO 1-3


ii-b  Contents of this Prospectus (Cont'd.)

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An index of key words and phrases

--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this prospectus.


                                                                            PAGE
   account value                                                              20
   Administrative office                                                       9
   age                                                                        39
   Allocation Date                                                             2
   alternative death benefit                                                  30
   amount at risk                                                             35
   anniversary                                                                38
   assign; assignment                                                         39
   automatic transfer service                                                 21
   AXA Equitable                                                               9
   AXA Equitable Access Account                                               33
   AXA Financial, Inc.                                                         9
   basis                                                                      25
   beneficiary                                                                33
   business day                                                               38
   Cash Surrender Value                                                       23
   Code                                                                       25
   collateral                                                                 23
   cost of insurance charge                                                   35
   cost of insurance rates                                                    35
   day                                                                        38
   default                                                                     1
   disruptive transfer activity                                               41
   extended no-lapse guarantee                                                 2
   face amount                                                                 3
   grace period                                                                1
   guaranteed interest option                                                  3
   guarantee premium                                                           2
   Guaranteed Interest Account                                                20
   Incentive Life(R) '02                                                   cover
   insured person                                                          cover
   Internet                                                                    9
   investment funds                                                            3
   investment option                                                       cover
   issue date                                                                 39
   lapse                                                                       1
   loan, loan interest                                                        23
   market timing                                                              41
   modified endowment contract                                                25
   month, year                                                                38
   monthly deduction                                                           8
   net cash surrender value                                                   24
   no-lapse guarantee                                                          2
   Option A, B                                                                 3
   our                                                                         i
   owner                                                                       i
   paid up                                                                    25
   paid up death benefit guarantee                                             2
   partial withdrawal                                                         24
   payment option                                                             33
   planned periodic premium                                                    1
   policy                                                                  cover
   Portfolio                                                               cover
   premium payments                                                            1
   prospectus                                                              cover
   rebalancing                                                                21
   receive                                                                    38
   restore, restoration                                                        2

                                                                            PAGE
   riders                                                                      1
   SEC                                                                     cover
   Separate Account FP                                                        10
   state                                                                       i
   subaccount                                                                 10
   surrender                                                                  24
   surrender charge                                                            6
   target premium                                                              7
   transfers                                                                  21
   Trusts                                                                  cover
   units                                                                      20
   unit values                                                                20
   us                                                                          i
   variable investment option                                              cover
   we                                                                          i
   withdrawal                                                                 23
   you, your                                                                   i


                                           An index of key words and phrases iii

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1. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------
Incentive Life(R) '02 is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life(R) '02 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life(R) '02 policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life(R) '02 policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured's 100th birthday, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
--------------------------------------------------------------------------------

LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time your policy's account value is high enough that the "alternative higher death benefit" discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.


THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net account value" is not enough to pay your policy's monthly charges when due unless:

o you have paid sufficient premiums to maintain one of our available guarantees against termination, your policy is still within the period of that guarantee, and you do not have an outstanding loan (see "You can guarantee that your policy will not terminate before a certain date" below); or

o you have elected the "paid up" death benefit guarantee and it remains in effect, and you do not have an outstanding loan (see "You can elect a "paid up" death benefit guarantee" below).

("Account value" and "net account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the

1  Risk/benefit summary: Policy features, benefits and risks

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policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

--------------------------------------------------------------------------------
Your policy will terminate if you don't pay enough premiums (i) to pay the charges we deduct or (ii) to maintain in effect one of the guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.


RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value.



YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have two options for how long the guarantee will last. The two guarantee options are as follows:

(1) a guarantee for the first five years of your policy (the policy calls this the "no-lapse guarantee")

                                       or

(2) a guarantee of 20 years, but in no case beyond the policy anniversary nearest to the insured's 100th birthday (the policy calls this the "extended no-lapse guarantee").

In some states, these guarantees may be referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no-lapse guarantees" under "More information about policy features and benefits" later in this prospectus), and any policy loan must not exceed the policy account value. Maintaining the extended no-lapse guarantee against policy termination will require you to pay more premiums than maintaining only the five-year guarantee.

--------------------------------------------------------------------------------
If you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------


YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE


In most states, provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may initially reduce your base policy's face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy's face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at any time following the election, the sum of any outstanding policy loans, accrued interest, and any "restricted" amount due to exercise of a living benefits rider exceeds your policy's account value, or (ii) you request us to terminate the election. For more information about the circumstances under which you can elect the paid-up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.



INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next sentence, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the "Investment Start Date").

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any

                   Risk/benefit summary: Policy features, benefits and risks   2

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investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------


VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisors who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 777-6510. We may add or delete variable investment options or Portfolios at any time.


GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
We will pay at least 3% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------


ABOUT YOUR LIFE INSURANCE BENEFIT


YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life(R) '02 policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $50,000 is the smallest amount of coverage you can request.

--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. We also have options available for the manner in which we pay death benefits (see "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus).
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

o Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;
                                       or
o Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's account value, in part to meet the Internal Revenue Code's definition of "life insurance." For more information on the alternative higher death benefit and for information on other adjustments to the death benefit, see "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
You can request a change in your death benefit option any time after the second year of the policy and before the policy anniversary nearest to the insured's 100th birthday; however changes to Option B are not permitted beyond the policy year in which the insured person reaches age 85.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 85.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit

3  Risk/benefit summary: Policy features, benefits and risks

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option, we will determine the new base policy face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.


YOU CAN DECREASE YOUR INSURANCE COVERAGE

You may request a decrease in your policy's face amount any time after the second year of your policy and before the policy anniversary nearest to the insured's 100th birthday. The requested decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.

We can refuse any requested decrease. We will not approve any decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy.

The following additional conditions also apply:

You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. In no event will the surrender charge due exceed your account value less any amounts we are holding to secure policy loans (including any interest on those amounts that have not yet been allocated to the variable investment options). We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.


YOU CAN INCREASE YOUR INSURANCE COVERAGE BY PURCHASING ANOTHER POLICY

After the first policy year while this policy is in force and the insured person is not more than attained age 85, and provided that there has been no previous reduction in the face amount, you may ask us to increase the face amount of insurance. You must provide evidence satisfactory to us of the insurability of the insured person. Any increase you ask for must be at least $10,000. If the increase is approved, we will issue a new variable life policy for the amount of the increase. The new policy will be issued for the age and rating class of the insured person on the date of increase, and, if we are no longer issuing Incentive Life '02, will be a variable life policy we are issuing on the date of increase. The new policy will be subject to its own terms and conditions, except that (1) we will waive any portion of the monthly administrative charge for the new policy that is independent of the face amount of insurance; and (2) any reduction in face amount, change in death benefit option, or partial withdrawal may not reduce the face amount of the new policy to less than $10,000.


ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the difference between your policy's account value and any applicable surrender charges, less any outstanding loans (plus accrued loan interest) and less any amounts restricted following your receipt of a living benefits payment. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information. You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. See "Making withdrawals from your policy" later in this prospectus for more information. Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.


RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination or paid-up death benefit guarantee you may have, you could have to pay more premiums to keep your policy from terminating.

o If any policy loan and any accrued loan interest either equals or exceeds the account value, your policy will terminate subject to the policy's Grace Period provision.

o We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

o You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

                   Risk/benefit summary: Policy features, benefits and risks   4

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o   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

5  Risk/benefit summary: Policy features, benefits and risks

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2. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------
TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

This table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

------------------------------------------------------------------------------------------------------------------------------------
                                                          TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
CHARGE                           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                   From each premium                 6% of each premium payment.(1)
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER (TURNING IN) OF        Upon surrender                    Initial surrender charge per $1,000 of initial base policy face
YOUR POLICY DURING ITS FIRST                                       amount:(2)
10 YEARS                                                           Highest:$30.93
                                                                   Lowest: $5.97
                                                                   Representative: $13.81(3)
------------------------------------------------------------------------------------------------------------------------------------
REQUEST A DECREASE IN YOUR       Effective date of the decrease    A pro rata portion of the charge that would apply to a full
POLICY'S FACE AMOUNT                                               surrender at the time of the decrease.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFERS AMONG                  Upon transfer                     $25 per transfer.(4)
INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
ADDING A LIVING BENEFITS         At the time of the transaction    $100 (if elected after policy issue)
RIDER
------------------------------------------------------------------------------------------------------------------------------------
EXERCISE OF OPTION TO            At the time of the transaction    $250
RECEIVE A "LIVING BENEFIT"
------------------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
CHARGE                           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(5)         Monthly                           (1) Policy Year         Amount Deducted
                                                                              1                    $20
                                                                              2+                   $10

                                                                                   plus

                                                                   (2) Charge per $1,000 of initial base policy face amount during your policy's first ten years:
                                                                       Highest:$0.10
                                                                       Lowest:$0.03
                                                                       Representative:$0.06(6)
------------------------------------------------------------------------------------------------------------------------------------

                       Risk/benefit summary: Charges and expenses you will pay 6

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
------------------------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
CHARGE                           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE                Monthly                           Charge per $1,000 of the amount for which we are at risk:(8)
CHARGE(5)(7)                                                       Highest: $83.34
                                                                   Lowest: $0.06
                                                                   Representative: $0.15(9)
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE            Monthly                                              Annual % of your value in our variable
RISK CHARGE                                                        Policy Year                  investment options
                                                                   -----------        ---------------------------------------
                                                                      1-15                           0.80%
                                                                      16+                            0.50%
------------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(10)         On each policy anniversary        2% of loan amount.(11)
                                 (or on loan termination, if
                                 earlier)
------------------------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES           While the rider is in effect

CHILDREN'S TERM INSURANCE        Monthly                           Charge per $1,000 of rider benefit amount:
                                                                   $0.50

DISABILITY DEDUCTION             Monthly                           Percentage of all other monthly charges:
WAIVER                                                             Highest:132%
                                                                   Lowest:7%
                                                                   Representative:12%(12)

DISABILITY PREMIUM WAIVER        Monthly                           Charge for disability premium waiver per $1,000 of benefit for which such rider is purchased:(13)

                                                                     Initial base policy face amount:(14)
                                                                     Highest:$0.76
                                                                     Lowest:$0.02
                                                                     Representative:$0.07(15)

                                                                     Option to purchase additional insurance:
                                                                     Highest:$0.08
                                                                     Lowest:$0.02
                                                                     Representative:$0.03(15)

                                                                     Children's term insurance:
                                                                     Highest:$0.03
                                                                     Lowest:$0.01
                                                                     Representative:$0.01(15)
------------------------------------------------------------------------------------------------------------------------------------
OPTION TO PURCHASE               Monthly                           Charge per $1,000 of rider benefit amount:
ADDITIONAL INSURANCE                                               Highest:$0.17
                                                                   Lowest:$0.04
                                                                   Representative:$0.16(6)
------------------------------------------------------------------------------------------------------------------------------------


(1) We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% of each premium payment after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. Generally, the target premiums per thousand are lower for face amounts of $250,000 and higher. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).


(2) If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).

(3) This representative amount is the rate we guarantee for a representative insured male, non-tobacco user, age 35 at issue.

(4) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(5)  Not applicable after the insured person reaches age 100.

7 Risk/benefit summary: Charges and expenses you will pay

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(6)  This representative amount is the rate we guarantee for a representative insured age 35 at issue.

(7) Insured persons who present particular health, occupational or avocational risks may be charged other additional charges as specified in their policies.

(8) Our amount "at risk" is the difference between the amount of death benefit and the account value as of the deduction date.

(9) This representative amount is the rate we guarantee in the first policy year for a representative insured male, age 35 at issue in the standard non-tobacco user risk class.

(10) We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(11) We may, however, increase this charge higher than 2% as a result of changes in the tax laws which increase our expenses.

(12) This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue who is not in a rated risk class.

(13) Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, and to any option to purchase additional insurance or children's term insurance riders that you have added to your policy.

(14) The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(15) This representative amount is the rate we guarantee for a representative insured male, age 35 at issue who is in the non-rated non-tobacco user risk class.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
                         PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009 (expenses that are deducted                 Lowest        Highest
from Portfolio assets including management fees, 12b-1 fees, service fees and/or               ------        -------
other expenses)(1)                                                                              0.39%         4.62%
------------------------------------------------------------------------------------------------------------------------------------



(1) Total Annual Portfolio Operating Expenses are based, in part, on estimated expense amounts for options added during the fiscal year 2009 and for the under lying portfolio. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the AXA Tactical Manager 400 I Portfolio.



HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

                       Risk/benefit summary: Charges and expenses you will pay 8

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3. Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

--------------------------------------------------------------------------------
BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

--------------------------------------------------------------------------------
BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)

--------------------------------------------------------------------------------
BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable VOICE IT.

AXA Equitable VOICE IT provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7PM, Eastern Time: 1-800-777-6510.

--------------------------------------------------------------------------------
BY E-MAIL:
--------------------------------------------------------------------------------
life-service@axa-equitable.com

--------------------------------------------------------------------------------
BY FAX:
--------------------------------------------------------------------------------
1-704-540-9714

--------------------------------------------------------------------------------
BY INTERNET:
--------------------------------------------------------------------------------
You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2) request for our asset rebalancing service; and

(3) designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) transfers among investment options;

(c) changes in allocation percentages for premiums and deductions; and

(d) electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may

9  Who is AXA Equitable?

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not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life(R) '02 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA VIP Premier Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One result of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life(R) '02 and other policies that Separate Account FP supports.

                                                       Who is AXA Equitable?  10

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4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------
The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio.


PORTFOLIOS OF THE TRUSTS


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                SHARE CLASS  OBJECTIVE                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Class A     Seeks long-term capital appreciation.      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Class A     Seeks a high level of current income.      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Class A     Seeks current income and growth of capi-   o AXA Equitable
 ALLOCATION                               tal, with a greater emphasis on current
                                          income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Class A     Seeks long-term capital appreciation and   o AXA Equitable
                                          current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Class A     Seeks long-term capital appreciation and   o AXA Equitable
 ALLOCATION                               current income, with a greater emphasis
                                          on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Class A     Seeks long-term growth of capital.         o AllianceBernstein L.P.
 EQUITY(+)                                                                           o ClearBridge Advisors, LLC
                                                                                     o Legg Mason Capital Management, Inc.
                                                                                     o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        Class A     Seeks a balance of high current income     o BlackRock Financial Management, Inc.
                                          and capital appreciation, consistent with  o Pacific Investment Management Company
                                          a prudent level of risk.                     LLC
                                                                                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Class A     Seeks long-term growth of capital.         o AllianceBernstein L.P.
 EQUITY                                                                              o AXA Equitable
                                                                                     o BlackRock Investment Management, LLC
                                                                                     o JPMorgan Investment Management Inc.
                                                                                     o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


11 About the Portfolios of the Trusts

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PORTFOLIOS OF THE TRUSTS (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                SHARE CLASS  OBJECTIVE                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE   Class A     Seeks long-term growth of capital.         o AllianceBernstein L.P.
 EQUITY                                                                              o AXA Equitable
                                                                                     o Janus Capital Management LLC
                                                                                     o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Class A     Seeks long-term growth of capital.         o Goodman & Co. NY Ltd.
 GROWTH(+)                                                                           o SSgA Funds Management, Inc.
                                                                                     o T. Rowe Price Associates, Inc.
                                                                                     o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Class A     Seeks long-term growth of capital.         o AllianceBernstein L.P.
 VALUE                                                                               o AXA Equitable
                                                                                     o Institutional Capital LLC
                                                                                     o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP          Class A     Seeks long-term growth of capital.         o AllianceBernstein L.P.
 GROWTH                                                                              o AXA Equitable
                                                                                     o BlackRock Investment Management, LLC
                                                                                     o Franklin Advisers, Inc.
                                                                                     o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE    Class A     Seeks long-term growth of capital.         o AXA Equitable
                                                                                     o AXA Rosenberg Investment Management LLC
                                                                                     o BlackRock Investment Management, LLC
                                                                                     o Tradewinds Global Investors, LLC
                                                                                     o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR     Class A     Seeks high total return through a combi-   o Pacific Investment Management Company
 BOND                                     nation of current income and capital         LLC
                                          appreciation.                              o Post Advisory Group, LLC
                                                                                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Class B     Seeks long-term growth of capital.         o AXA Equitable
 GROWTH                                                                              o BlackRock Investment Management, LLC
                                                                                     o Eagle Asset Management, Inc.
                                                                                     o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Class A     Seeks long-term growth of capital.         o AXA Equitable
 VALUE                                                                               o BlackRock Investment Management, LLC
                                                                                     o Franklin Advisory Services, LLC
                                                                                     o Pacific Global Investment Management
                                                                                       Company
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 12

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PORTFOLIOS OF THE TRUSTS (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                SHARE CLASS  OBJECTIVE                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY       Class A     Seeks long-term growth of capital.          o AXA Equitable
                                                                                      o RCM Capital Management LLC
                                                                                      o SSgA Funds Management, Inc.
                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*               SHARE CLASS  OBJECTIVE                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION          Class IB    Seeks long-term capital appreciation and    o AXA Equitable
 PORTFOLIO                                current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400-I    Class IB    Seeks a total return that is comparable to  o AllianceBernstein L.P.
                                          that of the S&P MidCap 400 Index by         o AXA Equitable
                                          investing in a combination of long and      o BlackRock Investment Management, LLC
                                          short positions based on securities
                                          included in the S&P MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500-I    Class IB    Seeks a total return that is comparable to  o AllianceBernstein L.P.
                                          that of the Standard & Poor's 500 Com-      o AXA Equitable
                                          posite Stock Price Index ("S&P 500          o BlackRock Investment Management, LLC
                                          Index") by investing in a combination of
                                          long and short positions based on securi-
                                          ties included in the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000-I   Class IB    Seeks a total return that is comparable to  o AllianceBernstein L.P.
                                          that of the Russell 2000(R) Index by invest-o AXA Equitable
                                          ing in a combination of long and short      o BlackRock Investment Management, LLC
                                          positions based on securities included in
                                          the Russell 2000(R) Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER          Class IB    Seeks a total return that is comparable to  o AllianceBernstein L.P.
 INTERNATIONAL-I                          that of the Morgan Stanley Capital Inter-   o AXA Equitable
                                          national ("MSCI") EAFE Index ("EAFE         o BlackRock Investment Management, LLC
                                          Index") or a combination of the ASX SPI
                                          200 Index, Dow Jones Euro STOXX 50
                                          Index(R), FTSE 100 Index and the Tokyo
                                          Stock Price Index (collectively, the "Indi-
                                          ces") by investing in a combination of
                                          long and short positions based on securi-
                                          ties included in the EAFE Index or Indices.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN          Class IA    Seeks to achieve long-term growth of        o AllianceBernstein L.P.
 INTERNATIONAL                            capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL    Class IA    Seeks to achieve long-term growth of        o AllianceBernstein L.P.
 CAP GROWTH                               capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE      Class IA    Seeks to achieve capital appreciation and   o BlackRock Investment Management, LLC
 EQUITY                                   secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    Class IA    Seeks to provide current income and         o BlackRock Investment Management
 VALUE                                    long-term growth of income, accompa-          International Limited
                                          nied by growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Class IB    Seeks to achieve a combination of           o Boston Advisors, LLC
 INCOME                                   growth and income to achieve an above-
                                          average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------


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PORTFOLIOS OF THE TRUSTS (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*               SHARE CLASS  OBJECTIVE                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Class IA    Seeks to achieve long-term capital appre-  o Calvert Asset Management Company, Inc.
 RESPONSIBLE                              ciation.                                   o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Class IA    Seeks to achieve long-term growth of       o Capital Guardian Trust Company
                                          capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH  Class IA    Seeks to achieve long-term growth of       o Capital Guardian Trust Company
                                          capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX         Class IA    Seeks to achieve a total return before     o AllianceBernstein L.P.
                                          expenses that approximates the total
                                          return performance of the Russell 3000
                                          Index, including reinvestment of divi-
                                          dends, at a risk level consistent with
                                          that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX            Class IA    Seeks to achieve a total return before     o SSgA Funds Management, Inc.
                                          expenses that approximates the total
                                          return performance of the Barclays Capi-
                                          tal U.S. Aggregate Bond Index ("Index"),
                                          including reinvestment of dividends, at a
                                          risk level consistent with that of the
                                          Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Class IA    Seeks to achieve a total return before     o AllianceBernstein L.P.
                                          expenses that approximates the total
                                          return performance of the S&P 500 Index,
                                          reinvestment of dividends, at a risk
                                          level consistent with that of the
                                          S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS         Class IA    Seeks to achieve long-term growth of       o AXA Equitable
                                          capital.                                   o BlackRock Capital Management, Inc.
                                                                                     o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUI-   Class IB    Seeks to achieve capital appreciation.     o GAMCO Asset Management Inc.
 SITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Class IB    Seeks to maximize capital appreciation.    o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS           Class IA    Seeks to achieve capital growth and cur-   o AXA Equitable
                                          rent income.                               o BlackRock Investment Management, LLC
                                                                                     o First International Advisors, LLC
                                                                                     o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY Class IA    Seeks to achieve long-term capital appre-  o AXA Equitable
                                          ciation.                                   o BlackRock Investment Management, LLC
                                                                                     o Morgan Stanley Investment Management
                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 14


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PORTFOLIOS OF THE TRUSTS (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*               SHARE CLASS  OBJECTIVE                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Class IA    Seeks to achieve a total return before     o SSgA Funds Management, Inc.
 BOND INDEX                               expenses that approximates the total
                                          return performance of the Barclays Capi-
                                          tal Intermediate Government Bond Index
                                          ("Index"), including reinvestment of divi-
                                          dends, at a risk level consistent with that
                                          of the Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Class IA    Seeks to achieve long-term growth of       o AXA Equitable
                                          capital.                                   o Hirayama Investments, LLC
                                                                                     o SSgA Funds Management, Inc.
                                                                                     o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Class IB    Seeks to achieve capital appreciation.     o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Class IA    Seeks to achieve long-term capital appre-  o JPMorgan Investment Management Inc.
 OPPORTUNITIES                            ciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS        Class IA    Seeks to achieve long-term growth of       o AXA Equitable
                                          capital with a secondary objective to seek o BlackRock Investment Management, LLC
                                          reasonable current income. For purposes    o Institutional Capital LLC
                                          of this Portfolio, the words "reasonable
                                          current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX     Class IA    Seeks to achieve a total return before     o AllianceBernstein L.P.
                                          expenses that approximates the total
                                          return performance of the Russell 1000
                                          Growth Index, including reinvestment of
                                          dividends at a risk level consistent with
                                          that of the Russell 1000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS      Class IA    Seeks to provide long-term capital         o AXA Equitable
                                          growth.                                    o BlackRock Investment Management, LLC
                                                                                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX      Class IA    Seeks to achieve a total return before     o SSgA Funds Management, Inc.
                                          expenses that approximates the total
                                          return performance of the Russell 1000
                                          Value Index, including reinvestment of
                                          dividends, at a risk level consistent with
                                          that of the Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS       Class IA    Seeks to achieve capital appreciation.     o AllianceBernstein L.P.
                                                                                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND     Class IA    Seeks to achieve capital appreciation and  o Lord, Abbett & Co. LLC
 INCOME                                   growth of income without excessive fluc-
                                          tuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE Class IA    Seeks to achieve capital appreciation and  o Lord, Abbett & Co. LLC growth of income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------


15 About the Portfolios of the Trusts

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PORTFOLIOS OF THE TRUSTS (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*               SHARE CLASS  OBJECTIVE                                  APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX              Class IA    Seeks to achieve a total return before      o SSgA Funds Management, Inc.
                                          expenses that approximates the total
                                          return performance of the S&P Mid Cap
                                          400 Index, including reinvestment of
                                          dividends, at a risk level consistent with
                                          that of the S&P Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS         Class IA    Seeks to achieve long-term capital appre-   o AXA Equitable
                                          ciation.                                    o BlackRock Investment Management, LLC
                                                                                      o Wellington Management Company LLP
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Class IA    Seeks to obtain a high level of current     o The Dreyfus Corporation
                                          income, preserve its assets and maintain
                                          liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL          Class IB    Seeks to achieve capital appreciation.      o Montag & Caldwell, Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP     Class IA    Seeks to achieve capital growth.            o Morgan Stanley Investment Management
 GROWTH(1)                                                                              Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND     Class IA    Seeks to generate a return in excess of     o Pacific Investment Management Company,
                                          traditional money market products while       LLC
                                          maintaining an emphasis on preservation
                                          of capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS          Class IA    Seeks to achieve high current income        o AllianceBernstein L.P.
                                          consistent with moderate risk to capital.   o AXA Equitable
                                                                                      o SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Class IA    Seeks to replicate as closely as possible   o AllianceBernstein L.P.
                                          (before the deduction of Portfolio
                                          expenses) the total return of the Russell
                                          2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH       Class IB    Seeks to achieve long-term capital appre-   o T. Rowe Price Associates, Inc.
 STOCK**                                  ciation and
                                          secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME      Class IB    Seeks to achieve total return through       o UBS Global Asset Management
                                          capital appreciation with income as a         (Americas) Inc.
                                          secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK        Class IA    Seeks to achieve capital growth and         o Morgan Stanley Investment Management
                                          income.                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE      Class IA    Seeks to achieve long-term capital          o Wells Capital Management, Inc.
 OMEGA GROWTH(2)                          growth.
-----------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 16

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
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. - CLASS II                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP        The fund seeks long-term capital growth. Income is a       o American Century Investment
 VALUE FUND                        secondary objective.                                         Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS - SERVICE CLASS 2                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)      Seeks long-term capital appreciation.                      o Fidelity Management & Research
 PORTFOLIO                                                                                      Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME    Seeks high total return through a combination of current   o Fidelity Management & Research
 PORTFOLIO                         income and capital appreciation.                             Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP            Seeks long-term growth of capital.                         o Fidelity Management & Research
 PORTFOLIO                                                                                      Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST - CLASS 2                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS          Seeks long-term capital appreciation, with preservation of o Franklin Advisory Services, LLC
 SECURITIES FUND                   capital as an important consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE           Seeks long-term total return.                              o Franklin Advisory Services, LLC.
 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST - CLASS 2                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME          The Fund's principal investment goal is to earn a high     o Franklin Advisers, Inc.
 SECURITIES FUND                   level of current income. Its secondary goal is long-term
                                   capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES           The Fund's principal investment goal is capital apprecia-  o Franklin Mutual Advisers, LLC
 FUND                              tion. Its secondary goal is income.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING               Seeks long-term capital appreciation.                      o Templeton Asset Management Ltd.
 MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND              Seeks high current income, consistent with preservation    o Franklin Advisers, Inc.
 SECURITIES FUND                   of capital. Capital appreciation is a secondary
                                   consideration.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES        The Fund's investment goal is long-term capital growth.    o Templeton Global Advisors, Limited
 FUND
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST - SERVICE SHARES                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP          Seeks long-term capital appreciation.                      o Goldman Sachs Asset Management, L.P.
 VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL           The fund's investment objective is total return through    o Invesco Advisers, Inc.
 ESTATE FUND                       growth of capital and current income.                      o Sub-Adviser: Invesco Asset
                                                                                                Management Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL         The fund's investment objective is long-term growth of     o Invesco Advisers, Inc.
 GROWTH FUND                       capital.
------------------------------------------------------------------------------------------------------------------------------------


17 About the Portfolios of the Trusts

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
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE          The fund's investment objective is long-term growth of     o Invesco Advisers, Inc.
 EQUITY FUND                       capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY      The fund's investment objective is long-term growth of     o Invesco Advisers, Inc.
 FUND                              capital.
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY               Seeks to provide long-term capital appreciation.           o Waddell & Reed Investment Management
                                                                                                Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH       Seeks to provide growth of your investment.                o Waddell & Reed Investment Management
                                                                                                Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP            Seeks growth of capital.                                   o Waddell & Reed Investment Management
 GROWTH                                                                                         Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES                                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING         Seeks long-term capital appreciation.                      o Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE         The fund's investment objective is to seek capital         o Massachusetts Financial Services
 PORTFOLIO                         appreciation.                                                Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to seek capital         o Massachusetts Financial Services
 SERIES                            appreciation.                                                Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES      The fund's investment objective is to seek capital         o Massachusetts Financial Services
                                   appreciation.                                                Company
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -
ADVISOR CLASS                                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R)       Seeks maximum real return consistent with prudent          o Pacific Investment Management
 STRATEGY PORTFOLIO                investment management.                                       Company LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN STRATEGY         Seeks maximum real return, consistent with preservation    o Pacific Investment Management
 PORTFOLIO                         of real capital and prudent investment management.           Company LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO       Seeks maximum total return, consistent with preservation   o Pacific Investment Management
                                   of capital and prudent investment management.                Company LLC
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
- SERVICE CLASS                                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME        Seeks to provide substantial dividend income as well as    o T. Rowe Price Associates, Inc.
 PORTFOLIO II                      long-term growth of capital through investments in the
                                   common stocks of established companies.
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 18

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
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST - S CLASS                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD            Seeks long-term capital appreciation by investing          o Van Eck Associates Corporation
 ASSETS FUND                       primarily in "hard asset" securities. Income is a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 15, 2010, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.




--------------------------------------------------------------------------------
FOOTNOTE NO.               PORTFOLIO'S FORMER NAME
--------------------------------------------------------------------------------
1                          EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------
2                          EQ/Evergreen Omega
--------------------------------------------------------------------------------



** If you purchased your policy through AXA Distributors, the share class for this portfolio is Class IA. Please refer to the attached prospectuses for the Trusts for more information on this portfolio.

(+) Effective on or about September 13, 2010, subject to regulatory approval, interests in the Multimanager Aggressive Equity Portfolio (the "surviving option") will replace interests in the Multimanager Large Cap Growth Portfolio (the "replaced option"). We will move assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. Also, we will automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation to the surviving option. You may transfer your account value among the investment options, as usual. Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in this prospectus.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 777-6510.

19 About the Portfolios of the Trusts

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5. Determining your policy's value

--------------------------------------------------------------------------------
YOUR ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option other than in
(iii), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your account value is subject to certain charges discussed in "Risk/ benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select, and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                                             Determining your policy's value  20
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6. Transferring your money among our investment options

--------------------------------------------------------------------------------
TRANSFERS YOU CAN MAKE
--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. There are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greater of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").


HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa-equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to online transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

o if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

o whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.


OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. You can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation

21  Transferring your money among our investment options

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that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.

                        Transferring your money among our investment options  22

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7. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a terminal illness living benefit" below.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o   you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

o   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because we first offered Incentive Life(R) '02 policies in 2002, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause any other guarantee against lapse to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for

23  Accessing your money

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charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of withdrawals, however, do not result in our deducting any portion of any then remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or because it could result in a no-lapse guarantee not being in effect.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.


SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.


YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT


Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.


If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------

                                                        Accessing your money  24

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8. Tax information

--------------------------------------------------------------------------------
This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life(R) '02 policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that:

o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option, or selection of additional rider benefits or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal

25  Tax information

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could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.


TAX TREATMENT OF LIVING BENEFITS PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person, however, if the payee has an insurable interest in the insured person's life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.


BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

                                                             Tax information  26

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LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is scheduled to be reinstated and the gift and estate tax exemption referred to above would again be $1 million. Various legislative proposals have been made which may extend or eliminate the 2010 repeal, perhaps retroactively, while other proposals would make changes to future exemption levels and rates.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions and certain gifts of $13,000 for 2010 (this amount is indexed annually for inflation) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to current law in years 2011 and thereafter. Again, as in the case for estate taxes, various proposals exist which may alter these rules.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.


If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.



PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

27  Tax information

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SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.


OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The Separate Account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums, or otherwise allocable to the policies.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. Other legislative proposals could place further restrictions as to businesss owned life insurance. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include life insurance continuation beyond the insured reaching age 100 and testing for policies issued on a special risk class basis.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.


2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES

In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for cer-

                                                             Tax information  28

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tain changes made in 2009 or later to policies issued prior to 2009 based on
1980 Commissioners Standard Ordinary (CSO) Mortality Tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings changes and a request for a substitution of the insured will not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.


OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

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9. More information about policy features and benefits

--------------------------------------------------------------------------------
ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

The basic Option A and Option B death benefits are described under "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus.

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the
Option A or Option B death benefit you have selected.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Age*     40 and under      45        50        55        60        65
--------------------------------------------------------------------------------
   %      250%              215%      185%      150%      130%      120%

          70      75-95     99-Over
   %      115%    105%      101%
--------------------------------------------------------------------------------
* For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Incentive Life(R) '02 policy to satisfy the definition of "life insurance contract" under
Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, the cash value accumulation test or the guideline premium/ cash value corridor test. Only the guideline premium/cash value corridor test applies to the Incentive Life(R) '02 policy. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy account value specified in Section 7702(c) of the Code. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" earlier in this prospectus.


GUARANTEE PREMIUM TEST FOR NO-LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these two guarantees as our "no-lapse guarantee" and our "extended no-lapse guarantee," and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/ benefit summary: Policy features, benefits and risks," earlier in this Prospectus.

GUARANTEE PREMIUM TEST. If your policy's net account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either the no-lapse guarantee or extended no-lapse guarantee that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums for the no-lapse or extended no-lapse guarantees, we compound each amount at a 4% annual interest rate from the due date through the date of the calculation. (This interest rate is only for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will

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be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the no-lapse or extended no-lapse guarantees is set forth in your policy on a monthly basis if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy changes, or a rider is added or eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.


PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

o you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

o   you terminate any additional benefit riders to your policy;

o the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a distribution from the policy to avoid such disqualification; and

o the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.

The paid up death benefit guarantee applies only to your base policy's face amount, and not to other coverage under any riders that (as noted above) must be terminated when the guarantee is elected. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.)

OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you are permitted to pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" earlier in this prospectus), except that:

o We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

o Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.

The election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" under "Tax information," earlier in this prospectus. You should consult your tax advisor before making this election.


OTHER BENEFITS YOU CAN ADD BY RIDER


You may be eligible for the following other optional benefits made available by rider:


o disability deduction waiver - This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

o disability premium waiver - This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater and if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured's age 65 or

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    the termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

o option to purchase additional insurance - This rider allows the policyowner to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37.

o children's term insurance - This rider provides term insurance on the life of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the issue ages of 17 and 55.

We add the following benefits automatically at no charge to each eligible policy:

o substitution of insured person rider - (see "You can change your policy's insured person" under "More information about procedures that apply to your policy")

o waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations) - This endorsement waives the surrender charges otherwise applicable upon surrender or reduction in the face amount any time there is no Federal Estate Tax in effect, beginning in 2011. (This benefit is not available for policies issued on or after February 1, 2006.)

o living benefits rider - (see "Your option to receive a terminal illness living benefit" under "Accessing your money")

o   accounting benefit endorsement (see below)

o paid up death benefit guarantee - (see "Paid up death benefit guarantee" earlier in this section)

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of adding or deleting riders or changing the death benefits under a rider.


ACCOUNTING BENEFIT ENDORSEMENT


Subject to the conditions discussed below, AXA Equitable offered an endorsement to your policy (the "Endorsement") that refunded or waived all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within a limited time period.

Under our current rules, the Endorsement was offered where the following conditions were met:

o policies were corporately owned, or are "split-dollar" cases that are collaterally assigned to the company;

o the persons proposed to be insured were deemed by us to be "highly compensated" individuals;

o the minimum initial premium under each policy was remitted to AXA Equitable by the employer; and

o the aggregate annualized first year planned periodic premium was at least $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies were issued.

Eligible cases were issued with the accounting benefit endorsement unless the policyowner requested us in writing to not include the Endorsement.


The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policyowners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:

--------------------------------------------------------------------------------
                               PERCENT OF PREMIUM     PERCENT OF SURRENDER
 SURRENDER IN POLICY YEAR      DEDUCTION REFUNDED        CHARGES WAIVED
--------------------------------------------------------------------------------
             1                      100%                    100%
             2                       67%                     80%
             3                       33%                     60%
             4                       0%                      40%
             5                       0%                      20%
          6 and later                0%                      0%
--------------------------------------------------------------------------------

For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

o 67% of the charges that had been deducted from premiums (i.e., the sales charge); and

o 80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of "life insurance contract" under Section 7702 of the Code. In some cases, this may result in the payment of a higher death benefit in the first three policy years where it is necessary to satisfy tax law requirements.

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We offer products designed specifically for this marketplace. You can contact us to find out more about any other AXA Equitable insurance policy.


VARIATIONS AMONG INCENTIVE LIFE(R) '02 POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life(R) '02 where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life(R) '02. We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time during the insured person's life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. AXA Equitable or your financial professional can provide you with samples of such contracts on request.

--------------------------------------------------------------------------------
You can choose to have the proceeds from the policy's life insurance benefit paid under one of our payment options, rather than as a single sum.
--------------------------------------------------------------------------------

If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (ie., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", an interest-bearing account with check-writing privileges. In that case, we will send the beneficiary a checkbook, and the beneficiary will have immediate access to the proceeds by writing a check for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a check is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC or any other government agency. We will receive any investment earnings during the period such amounts remain in the general account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by mailing it to our Administrative Office with a written request to cancel within 10 days after you receive it (or such longer period as required under state law). Your cancellation request must be postmarked within 10 days of receipt and your coverage will terminate as of the date of the postmark.

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the date the policy was returned, plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest.

Your policy will set forth the length of your "free look" period.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

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10. More information about certain policy charges

--------------------------------------------------------------------------------
DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."


TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.


o PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. We may increase this charge higher than 6% however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. Generally, the target premiums per thousand are lower for face amounts of $250,000 and higher. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.


o SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $5.97 and $30.93 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year beginning after the sixth policy year until it reaches zero in the twelfth month of policy year 10. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus).

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

o REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first 10 policy years, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

o TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

o ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

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o EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you
elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

o ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $7 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. In addition, we deduct between $0.03 and $0.10 per $1,000 of your initial base policy face amount at the beginning of each policy month in the first ten policy years. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.


o COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.


Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.06 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) '02 policies for insureds who are age 18 or above are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) '02 policies for insureds who are under age 18 are based on the 1980 Commissioner's Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured's cost of insurance rate is not based on that insured's status as a tobacco user or non-tobacco user. We offer non-tobacco rates for ages 18 and above only. Approximately 60 days prior to the policy anniversary date nearest the insured's 18th birthday, we will send a notice to the policyowner giving the policyowner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification, signed by the policyowner and the insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Administrative Office by the policy anniversary date nearest the insured's 18th birthday, tobacco user rates will apply. The policyowner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

You may ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this prospectus.

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The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $250,000 and higher, and further reduced for face amounts of $2,000,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in the face amount may cause your cost of insurance rates to go up.

o MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

During the first fifteen years, we deduct a monthly charge at an annual rate of 0.80% of the value in your policy's variable investment options up to $250,000, 0.70% of the value over $250,000 and up to $2 million, and 0.60% of the value over $2 million. In policy year 16 and thereafter, we deduct a monthly charge at an annual rate of 0.30% of the value in your policy's variable investment options up to $250,000 and 0.20% of the value in your policy's variable investment options over $250,000. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.80% during the first fifteen policy years or 0.50% thereafter. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

o LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The maximum loan interest spread is 2%. We may, however, increase the loan interest spread higher than 2% as a result of changes in the tax laws which increase our expenses. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.


OPTIONAL RIDER CHARGES


If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

o CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

o DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

o DISABILITY PREMIUM WAIVER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.76 per $1,000 of initial base policy face amount. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the option to purchase additional insurance, we will deduct an amount between $0.02 and $0.08. If you choose the children's term insurance, we will deduct an amount between $0.01 and $0.03. These amounts are in addition to the charges for the riders themselves.

o OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o   Management fees.

o   12b-1 fees (not applicable to all portfolios).

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

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These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

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11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o   withdrawals

o   tax withholding elections

o   face amount decreases that result from a withdrawal

o   changes of allocation percentages for premium payments or monthly deductions

o   surrenders

o   changes of owner

o   changes of beneficiary

o transfers from a variable investment option to the guaranteed interest option

o   changes in form of death benefit payment

o   loans

o   transfers among variable investment options

o   assignments

o   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o   changes in face amount

o   election of paid up death benefit guarantee

o   changes in death benefit option

o   restoration of terminated policies

o   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar cost averaging service) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

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o   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy and receive your minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the Guaranteed Interest Account.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under "Policy issuance," above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.


WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

NOTE: Notwithstanding the information further below, based upon our current understanding of federal tax rules at the time this prospectus was prepared, we are not permitting changes of a policy's insured person. For further information, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus. The following information, therefore, does not apply, absent IRS guidance that would permit such changes.

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in

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effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics and may result in a loss of the no-lapse guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance. See "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this prospectus.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life(R) '02 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life(R) '02 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life(R) '02 policy.


FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

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12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT


Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing service will terminate if either (2) or (3) occurs.


DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. From time to time, we may change these procedures as necessary. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and
(3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated


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trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa-equitable.com if you are the individual owner:

o   changes of premium allocation percentages

o   changes of address

o   request forms and statements

o to request a policy loan (loan requests cannot be made online by corporate policyholders)

o   enroll for electronic delivery and view statements/documents online

o   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to enroll in axa-equitable.com or use ACH payments via AXA Equitable VOICE IT, you must first agree to the terms and conditions set forth in our axa-equitable.com Online Services Agreement or our AXA Equitable VOICE IT Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa-equitable.com or AXA Equitable VOICE IT from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa-equitable.com or AXA Equitable VOICE IT if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m.

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Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.


CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

o combine two or more variable investment options or withdraw assets relating to Incentive Life(R) '02 from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.


REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and cer-

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tain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.


DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

Premium-based compensation paid by AXA Equitable to AXA Advisors will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later.

Premium-based compensation paid by AXA Equitable to AXA Distributors will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first two years; plus 3% of all other premiums you pay in your policy's first year; plus 3% of all other premiums you pay in policy years two and later.

We may substitute a form of asset-based compensation for premium-based compensation after the first policy year.

The sales compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

The sales compensation paid by AXA Distributors varies among Selling broker-dealers.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Incentive Life(R) '02 on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may none-


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theless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any premium-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.


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13. Financial statements of Separate Account FP and AXA Equitable

--------------------------------------------------------------------------------
The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.

               Financial statements of Separate Account FP and AXA Equitable  46

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14.  Personalized illustrations

--------------------------------------------------------------------------------
ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2009 (or expected to be incurred in 2010, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2009. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQAT funds, just the AXA Allocation funds, or all funds. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request an illustration of the GIO.

THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.


47  Personalized illustrations

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Requesting more information

--------------------------------------------------------------------------------

The Statement of Additional Information ("SAI"), dated May 1, 2010, is incorporated into this prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-777-6510 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC, 28201-1047 The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations free of charge by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

                                                                           PAGE
Who is AXA Equitable?......................................................  2
Ways we pay policy proceeds................................................  2
Distribution of the policies...............................................  2
Underwriting a policy......................................................  2
Insurance regulation that applies to AXA Equitable.........................  2
Custodian and independent registered public accounting firm................  2
Financial statements.......................................................  2






                                                                       811-04335

Incentive Life(R) '02
Incentive Life(R)

Individual flexible premium variable life insurance policies issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2010

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life(R) '02 and Incentive Life(R) prospectuses, dated May 1, 2010. Those prospectuses provide detailed information concerning the policies and the variable investment options, as well as the guaranteed interest option, that fund the policies. Each variable investment option is a subaccount of AXA Equitable's Separate Account FP. Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectuses.


A copy of each prospectus is available free of charge by writing the Administrative office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510 and requesting through our AXA Equitable VOICE IT interactive telephone, or by contacting your financial professional.

TABLE OF CONTENTS
Who is AXA Equitable?                                                        2
Ways we pay policy proceeds                                                  2
Distribution of the policies                                                 2
Underwriting a policy                                                        2
Insurance regulation that applies to AXA Equitable                           2
Custodian and independent registered public accounting firm                  2
Financial statements                                                         2


Copyright 2010. AXA Equitable Life Insurance Company, New York, New York 10104. All rights reserved. Incentive Life(R) '02 and Incentive Life(R) are registered service marks of AXA Equitable Life Insurance Company.




                                                                          x02967

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.


DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2009, 2008 and 2007, AXA Advisors was paid an administrative services fee of $325,380. AXA Equitable paid AXA Advisors as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $557,277,070 in 2009, $677,871,467 in 2008 and $731,920,627 in 2007. Of these,
AXA Advisors retained $306,063,542, $356,304,358 and $386,036,299, respectively.

Under a distribution agreement between AXA Distributors and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors (or EDI, as applicable) as the distributor of certain contracts, including these policies, and as the principal underwriter of several AXA Equitable's separate accounts, including Separate Account FP, $429,091,474 in 2009, $750,235,874 in 2008 and $1,007,208,067 in
2007. Of these, AXA Distributors (or EDI, as applicable) retained $40,223,293, $81,519,894 and $95,562,846, respectively.



UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 1980 Commissioner's Standard Ordinary Mortality Tables.


INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period ended December 31, 2009, and the consolidated financial statements of AXA Equitable at December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP


INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2009...................A-3
   Statements of Operations for the Year Ended December 31, 2009............A-26
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2009 and 2008..............................................A-39
   Notes to Financial Statements............................................A-65


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008...................F-2
   Consolidated Statements of (Loss) Earnings, Years Ended December 31,
     2009, 2008 and 2007 ....................................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2009,
     2008 and 2007 ..........................................................F-5
   Consolidated Statements of Comprehensive (Loss) Income, Years Ended
     December 31, 2009, 2008 and 2007 .......................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2009,
     2008 and 2007 ..........................................................F-7
   Notes to Consolidated Financial Statements ...............................F-9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP, as listed in Note 1 to such financial statements, at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 19, 2010

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009


                                                            AXA AGGRESSIVE  AXA BALANCED   AXA CONSERVATIVE
                                                              ALLOCATION      STRATEGY        ALLOCATION
                                                           --------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........  $111,796,052       $7,594         $35,166,483
Receivable for The Trusts shares sold.....................            --           --              22,921
Receivable for policy-related transactions................            --           --                  --
                                                            ------------       ------         -----------
  Total assets............................................   111,796,052        7,594          35,189,404
                                                            ------------       ------         -----------
Liabilities:
Payable for The Trusts shares purchased...................        36,768           --                  --
Payable for policy-related transactions...................        11,085           --              22,921
                                                            ------------       ------         -----------
  Total liabilities.......................................        47,853           --              22,921
                                                            ------------       ------         -----------
Net Assets................................................  $111,748,199       $7,594         $35,166,483
                                                            ============       ======         ===========
Net Assets:
Accumulation Units........................................   111,686,090        7,594          35,164,296
Accumulation nonunitized..................................            --           --                  --
Retained by AXA Equitable in Separate Account FP..........        62,109           --               2,187
                                                            ------------       ------         -----------
Total net assets..........................................  $111,748,199       $7,594         $35,166,483
                                                            ============       ======         ===========
Investments in shares of The Trusts, at cost..............  $136,903,890       $7,679         $35,939,697
The Trusts shares held....................................
 Class A..................................................     7,428,749           --           2,976,689
 Class B..................................................     4,716,414          671             719,757

                                                            AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                             GROWTH STRATEGY       STRATEGY             ALLOCATION
                                                           ------------------ ------------------ -----------------------
Assets:
Investments in shares of The Trusts, at fair value........       $ 7,640            $1,135             $44,284,769
Receivable for The Trusts shares sold.....................            --                --                      --
Receivable for policy-related transactions................         6,113                --                  22,130
                                                                 -------            ------             -----------
  Total assets............................................        13,753             1,135              44,306,899
                                                                 -------            ------             -----------
Liabilities:
Payable for The Trusts shares purchased...................         6,113                --                  22,130
Payable for policy-related transactions...................            --                --                      --
                                                                 -------            ------             -----------
  Total liabilities.......................................         6,113                --                  22,130
                                                                 -------            ------             -----------
Net Assets................................................       $ 7,640            $1,135             $44,284,769
                                                                 =======            ======             ===========
Net Assets:
Accumulation Units........................................         7,640             1,135              44,282,451
Accumulation nonunitized..................................            --                --                      --
Retained by AXA Equitable in Separate Account FP..........            --                --                   2,318
                                                                 -------            ------             -----------
Total net assets..........................................       $ 7,640            $1,135             $44,284,769
                                                                 =======            ======             ===========
Investments in shares of The Trusts, at cost..............       $ 7,664            $1,158             $46,753,881
The Trusts shares held....................................
 Class A..................................................            --                --               3,597,287
 Class B..................................................           684               107               1,181,611

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            AXA GROWTH    AXA MODERATE      AXA MODERATE
                                                             STRATEGY      ALLOCATION     GROWTH STRATEGY
                                                           ----------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........  $158,868    $1,149,963,157       $3,816,080
Receivable for The Trusts shares sold.....................        --         1,159,234               --
Receivable for policy-related transactions................        --                --            2,522
                                                            --------    --------------       ----------
  Total assets............................................   158,868     1,151,122,391        3,818,602
                                                            --------    --------------       ----------
Liabilities:
Payable for The Trusts shares purchased...................        --                --            2,522
Payable for policy-related transactions...................        --         1,429,545               --
                                                            --------    --------------       ----------
  Total liabilities.......................................        --         1,429,545            2,522
                                                            --------    --------------       ----------
Net Assets................................................  $158,868    $1,149,692,846       $3,816,080
                                                            ========    ==============       ==========
Net Assets:
Accumulation Units........................................   158,868     1,146,409,925        3,816,080
Accumulation nonunitized..................................        --         3,129,415               --
Retained by AXA Equitable in Separate Account FP..........        --           153,506               --
                                                            --------    --------------       ----------
Total net assets..........................................  $158,868    $1,149,692,846       $3,816,080
                                                            ========    ==============       ==========
Investments in shares of The Trusts, at cost..............  $159,368    $1,253,561,902       $3,744,309
The Trusts shares held....................................
 Class A..................................................        --        80,777,263               --
 Class B..................................................    13,347         9,129,780          322,963

                                                            AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                                ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                           ------------------- ---------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value........     $337,630,524         $442,716,244           $161,734,120
Receivable for The Trusts shares sold.....................               --            1,103,286                769,448
Receivable for policy-related transactions................          543,487               27,776                     --
                                                               ------------         ------------           ------------
  Total assets............................................      338,174,011          443,847,306            162,503,568
                                                               ------------         ------------           ------------
Liabilities:
Payable for The Trusts shares purchased...................          574,183                   --                     --
Payable for policy-related transactions...................               --            1,380,209                771,854
                                                               ------------         ------------           ------------
  Total liabilities.......................................          574,183            1,380,209                771,854
                                                               ------------         ------------           ------------
Net Assets................................................     $337,599,828         $442,467,097           $161,731,714
                                                               ============         ============           ============
Net Assets:
Accumulation Units........................................      337,583,308          441,829,444            161,690,233
Accumulation nonunitized..................................               --              460,983                     --
Retained by AXA Equitable in Separate Account FP..........           16,520              176,670                 41,481
                                                               ------------         ------------           ------------
Total net assets..........................................     $337,599,828         $442,467,097           $161,731,714
                                                               ============         ============           ============
Investments in shares of The Trusts, at cost..............     $408,754,521         $519,548,154           $182,293,073
The Trusts shares held....................................
 Class A..................................................       21,498,564           46,294,106              9,523,519
 Class B..................................................       13,322,943            6,798,971              3,728,791

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                               EQ/BLACKROCK          EQ/BLACKROCK
                                                            BASIC VALUE EQUITY   INTERNATIONAL VALUE
                                                           -------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........     $162,276,002          $137,020,622
Receivable for The Trusts shares sold.....................          307,489               655,381
Receivable for policy-related transactions................               --                    --
                                                               ------------          ------------
  Total assets............................................      162,583,491           137,676,003
                                                               ------------          ------------
Liabilities:
Payable for The Trusts shares purchased...................               --                    --
Payable for policy-related transactions...................          308,976               659,842
                                                               ------------          ------------
  Total liabilities.......................................          308,976               659,842
                                                               ------------          ------------
Net Assets................................................     $162,274,515          $137,016,161
                                                               ============          ============
Net Assets:
Accumulation Units........................................      162,234,861           136,942,596
Accumulation nonunitized..................................               --                    --
Retained by AXA Equitable in Separate Account FP..........           39,654                73,565
                                                               ------------          ------------
Total net assets..........................................     $162,274,515          $137,016,161
                                                               ============          ============
Investments in shares of The Trusts, at cost..............     $183,704,252          $156,286,336
The Trusts shares held....................................
 Class A..................................................        1,874,828             1,929,573
 Class B..................................................       11,285,614            10,396,512

                                                            EQ/BOSTON ADVISORS        EQ/CALVERT           EQ/CAPITAL
                                                               EQUITY INCOME     SOCIALLY RESPONSIBLE   GUARDIAN GROWTH
                                                           -------------------- ---------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........      $10,046,375            $600,649            $5,549,097
Receivable for The Trusts shares sold.....................               --               1,073                    --
Receivable for policy-related transactions................            7,716                  --                    --
                                                                -----------            --------            ----------
  Total assets............................................       10,054,091             601,722             5,549,097
                                                                -----------            --------            ----------
Liabilities:
Payable for The Trusts shares purchased...................            5,879                  --                    54
Payable for policy-related transactions...................               --                 818                   648
                                                                -----------            --------            ----------
  Total liabilities.......................................            5,879                 818                   702
                                                                -----------            --------            ----------
Net Assets................................................      $10,048,212            $600,904            $5,548,395
                                                                ===========            ========            ==========
Net Assets:
Accumulation Units........................................       10,046,043             533,141             5,524,906
Accumulation nonunitized..................................               --                  --                    --
Retained by AXA Equitable in Separate Account FP..........            2,169              67,763                23,489
                                                                -----------            --------            ----------
Total net assets..........................................      $10,048,212            $600,904            $5,548,395
                                                                ===========            ========            ==========
Investments in shares of The Trusts, at cost..............      $10,138,227            $581,674            $5,413,646
The Trusts shares held....................................
 Class A..................................................          897,231              16,131                32,250
 Class B..................................................        1,262,674              77,603               442,502

                                                               EQ/CAPITAL
                                                           GUARDIAN RESEARCH
                                                           ------------------
Assets:
Investments in shares of The Trusts, at fair value........    $ 91,740,098
Receivable for The Trusts shares sold.....................         544,994
Receivable for policy-related transactions................              --
                                                              ------------
  Total assets............................................      92,285,092
                                                              ------------
Liabilities:
Payable for The Trusts shares purchased...................              --
Payable for policy-related transactions...................         544,769
                                                              ------------
  Total liabilities.......................................         544,769
                                                              ------------
Net Assets................................................    $ 91,740,323
                                                              ============
Net Assets:
Accumulation Units........................................      91,678,300
Accumulation nonunitized..................................              --
Retained by AXA Equitable in Separate Account FP..........          62,023
                                                              ------------
Total net assets..........................................    $ 91,740,323
                                                              ============
Investments in shares of The Trusts, at cost..............    $112,092,240
The Trusts shares held....................................
 Class A..................................................         867,741
 Class B..................................................       7,810,912

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                               EQ/COMMON         EQ/CORE       EQ/EQUITY
                                                              STOCK INDEX      BOND INDEX      500 INDEX
                                                           ----------------- -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $1,360,237,299    $53,694,966    $528,606,585
Receivable for The Trusts shares sold.....................             208             --       2,142,038
Receivable for policy-related transactions................         893,750        164,365          31,113
                                                            --------------    -----------    ------------
  Total assets............................................   1,361,131,257     53,859,331     530,779,736
                                                            --------------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................       1,196,418        164,259              --
Payable for policy-related transactions...................         509,783             --       2,306,962
                                                            --------------    -----------    ------------
  Total liabilities.......................................       1,706,201        164,259       2,306,962
                                                            --------------    -----------    ------------
Net Assets................................................  $1,359,425,056    $53,695,072    $528,472,774
                                                            ==============    ===========    ============
Net Assets:
Accumulation Units........................................   1,355,738,497     53,680,011     528,074,096
Accumulation nonunitized..................................       3,485,538             --         293,849
Retained by AXA Equitable in Separate Account FP..........         201,021         15,061         104,829
                                                            --------------    -----------    ------------
Total net assets..........................................  $1,359,425,056    $53,695,072    $528,472,774
                                                            ==============    ===========    ============
Investments in shares of The Trusts, at cost..............  $1,829,085,378    $58,419,737    $594,552,451
The Trusts shares held....................................
 Class A..................................................      87,296,523      3,624,066      22,368,506
 Class B..................................................       9,645,334      2,093,297       4,851,178

                                                              EQ/EQUITY     EQ/EVERGREEN   EQ/GAMCO MERGERS
                                                             GROWTH PLUS        OMEGA      AND ACQUISITIONS
                                                           --------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........  $128,466,083    $26,247,095       $6,599,950
Receivable for The Trusts shares sold.....................       348,341         96,892               --
Receivable for policy-related transactions................            --             --           11,013
                                                            ------------    -----------       ----------
  Total assets............................................   128,814,424     26,343,987        6,610,963
                                                            ------------    -----------       ----------
Liabilities:
Payable for The Trusts shares purchased...................            --             --           11,058
Payable for policy-related transactions...................       348,562        126,855               --
                                                            ------------    -----------       ----------
  Total liabilities.......................................       348,562        126,855           11,058
                                                            ------------    -----------       ----------
Net Assets................................................  $128,465,862    $26,217,132       $6,599,905
                                                            ============    ===========       ==========
Net Assets:
Accumulation Units........................................   128,420,705     26,198,813        6,599,432
Accumulation nonunitized..................................            --             --               --
Retained by AXA Equitable in Separate Account FP..........        45,157         18,319              473
                                                            ------------    -----------       ----------
Total net assets..........................................  $128,465,862    $26,217,132       $6,599,905
                                                            ============    ===========       ==========
Investments in shares of The Trusts, at cost..............  $148,728,483    $22,757,090       $6,335,063
The Trusts shares held....................................
 Class A..................................................     2,585,068        236,934               --
 Class B..................................................     7,281,070      2,676,680          565,869

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                              EQ/GAMCO
                                                            SMALL COMPANY     EQ/GLOBAL         EQ/GLOBAL
                                                                VALUE         BOND PLUS    MULTI-SECTOR EQUITY
                                                           --------------- -------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........   $51,042,262    $32,132,811        $236,984,832
Receivable for The Trusts shares sold.....................            --        246,644             858,578
Receivable for policy-related transactions................         1,527             --                  --
                                                             -----------    -----------        ------------
  Total assets............................................    51,043,789     32,379,455         237,843,410
                                                             -----------    -----------        ------------
Liabilities:
Payable for The Trusts shares purchased...................         1,416             --                  --
Payable for policy-related transactions...................            --        246,862             857,016
                                                             -----------    -----------        ------------
  Total liabilities.......................................         1,416        246,862             857,016
                                                             -----------    -----------        ------------
Net Assets................................................   $51,042,373    $32,132,593        $236,986,394
                                                             ===========    ===========        ============
Net Assets:
Accumulation Units........................................    51,041,542     32,132,061         236,913,396
Accumulation nonunitized..................................            --             --                  --
Retained by AXA Equitable in Separate Account FP..........           831            532              72,998
                                                             -----------    -----------        ------------
Total net assets..........................................   $51,042,373    $32,132,593        $236,986,394
                                                             ===========    ===========        ============
Investments in shares of The Trusts, at cost..............   $45,822,561    $33,552,981        $302,332,593
The Trusts shares held....................................
 Class A..................................................            --      2,507,695           3,035,604
 Class B..................................................     1,726,651        821,687          17,908,795

                                                            EQ/INTERMEDIATE
                                                               GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                               BOND INDEX         CORE PLUS           GROWTH
                                                           ----------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value........    $114,048,190       $27,948,745       $22,629,830
Receivable for The Trusts shares sold.....................              13                --                --
Receivable for policy-related transactions................       2,809,476            53,223           217,770
                                                              ------------       -----------       -----------
  Total assets............................................     116,857,679        28,001,968        22,847,600
                                                              ------------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................       2,813,154            52,175           222,201
Payable for policy-related transactions...................          20,434                --                --
                                                              ------------       -----------       -----------
  Total liabilities.......................................       2,833,588            52,175           222,201
                                                              ------------       -----------       -----------
Net Assets................................................    $114,024,091       $27,949,793       $22,625,399
                                                              ============       ===========       ===========
Net Assets:
Accumulation Units........................................     113,724,037        27,915,069        22,625,399
Accumulation nonunitized..................................         223,294                --                --
Retained by AXA Equitable in Separate Account FP..........          76,760            34,724                --
                                                              ------------       -----------       -----------
Total net assets..........................................    $114,024,091       $27,949,793       $22,625,399
                                                              ============       ===========       ===========
Investments in shares of The Trusts, at cost..............    $117,949,091       $28,898,223       $20,875,633
The Trusts shares held....................................
 Class A..................................................       9,367,334           448,776                --
 Class B..................................................       2,533,649         2,671,504         3,969,852

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                EQ/JPMORGAN       EQ/LARGE CAP
                                                            VALUE OPPORTUNITIES     CORE PLUS
                                                           --------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........      $27,893,780       $ 8,700,497
Receivable for The Trusts shares sold.....................          185,985             8,333
Receivable for policy-related transactions................               --                --
                                                                -----------       -----------
  Total assets............................................       28,079,765         8,708,830
                                                                -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................               --                --
Payable for policy-related transactions...................          190,586             8,434
                                                                -----------       -----------
  Total liabilities.......................................          190,586             8,434
                                                                -----------       -----------
Net Assets................................................      $27,889,179       $ 8,700,396
                                                                ===========       ===========
Net Assets:
Accumulation Units........................................       27,836,060         8,656,048
Accumulation nonunitized..................................               --                --
Retained by AXA Equitable in Separate Account FP..........           53,119            44,348
                                                                -----------       -----------
Total net assets..........................................      $27,889,179       $ 8,700,396
                                                                ===========       ===========
Investments in shares of The Trusts, at cost..............      $34,996,226       $10,420,127
The Trusts shares held....................................
 Class A..................................................          108,075            62,053
 Class B..................................................        3,051,070         1,201,777

                                                            EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                            GROWTH INDEX    GROWTH PLUS    VALUE INDEX    VALUE PLUS
                                                           -------------- -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $100,647,853   $131,103,836    $3,117,088    $403,060,245
Receivable for The Trusts shares sold.....................       649,783        281,880            --         863,975
Receivable for policy-related transactions................            --             --       172,365          37,628
                                                            ------------   ------------    ----------    ------------
  Total assets............................................   101,297,636    131,385,716     3,289,453     403,961,848
                                                            ------------   ------------    ----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................            --             --       171,930              --
Payable for policy-related transactions...................       673,571        283,156            --         787,528
                                                            ------------   ------------    ----------    ------------
  Total liabilities.......................................       673,571        283,156       171,930         787,528
                                                            ------------   ------------    ----------    ------------
Net Assets................................................  $100,624,065   $131,102,560    $3,117,523    $403,174,320
                                                            ============   ============    ==========    ============
Net Assets:
Accumulation Units........................................   100,593,801    131,071,368     3,117,059     402,966,058
Accumulation nonunitized..................................            --             --            --          83,461
Retained by AXA Equitable in Separate Account FP..........        30,264         31,192           464         124,801
                                                            ------------   ------------    ----------    ------------
Total net assets..........................................  $100,624,065   $131,102,560    $3,117,523    $403,174,320
                                                            ============   ============    ==========    ============
Investments in shares of The Trusts, at cost..............  $ 93,477,334   $121,021,953    $3,234,358    $615,759,348
The Trusts shares held....................................
 Class A..................................................     1,073,806        462,417       361,149      32,133,912
 Class B..................................................    12,419,765      8,511,066       308,716      11,960,418

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/LORD ABBETT    EQ/LORD ABBETT
                                                            GROWTH AND INCOME   LARGE CAP CORE
                                                           ------------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........      $1,838,084        $8,398,882
Receivable for The Trusts shares sold.....................              18                --
Receivable for policy-related transactions................              --             7,363
                                                                ----------        ----------
  Total assets............................................       1,838,102         8,406,245
                                                                ----------        ----------
Liabilities:
Payable for The Trusts shares purchased...................              --             7,363
Payable for policy-related transactions...................              18                --
                                                                ----------        ----------
  Total liabilities.......................................              18             7,363
                                                                ----------        ----------
Net Assets................................................      $1,838,084        $8,398,882
                                                                ==========        ==========
Net Assets:
Accumulation Units........................................       1,831,204         8,398,856
Accumulation nonunitized..................................              --                --
Retained by AXA Equitable in Separate Account FP..........           6,880                26
                                                                ----------        ----------
Total net assets..........................................      $1,838,084        $8,398,882
                                                                ==========        ==========
Investments in shares of The Trusts, at cost..............      $1,744,423        $7,446,903
The Trusts shares held....................................
 Class A..................................................         132,918           520,734
 Class B..................................................          75,039           267,970

                                                             EQ/MID CAP      EQ/MID CAP       EQ/MONEY       EQ/MONTAG &
                                                                INDEX        VALUE PLUS        MARKET      CALDWELL GROWTH
                                                           -------------- --------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........  $ 85,350,384   $225,778,614    $390,347,032      $18,307,487
Receivable for The Trusts shares sold.....................        15,646        801,443              35               --
Receivable for policy-related transactions................            --             --      10,508,016            3,353
                                                            ------------   ------------    ------------      -----------
  Total assets............................................    85,366,030    226,580,057     400,855,083       18,310,840
                                                            ------------   ------------    ------------      -----------
Liabilities:
Payable for The Trusts shares purchased...................            --             --      14,635,278            3,353
Payable for policy-related transactions...................        15,655        751,974              --               --
                                                            ------------   ------------    ------------      -----------
  Total liabilities.......................................        15,655        751,974      14,635,278            3,353
                                                            ------------   ------------    ------------      -----------
Net Assets................................................  $ 85,350,375   $225,828,083    $386,219,805      $18,307,487
                                                            ============   ============    ============      ===========
Net Assets:
Accumulation Units........................................    85,295,069    225,703,269     385,336,847       18,307,013
Accumulation nonunitized..................................            --             --         687,231               --
Retained by AXA Equitable in Separate Account FP..........        55,306        124,814         195,727              474
                                                            ------------   ------------    ------------      -----------
Total net assets..........................................  $ 85,350,375   $225,828,083    $386,219,805      $18,307,487
                                                            ============   ============    ============      ===========
Investments in shares of The Trusts, at cost..............  $118,360,478   $233,269,956    $390,239,845      $16,629,709
The Trusts shares held....................................
 Class A..................................................     2,839,476     26,433,158     306,061,534        1,750,077
 Class B..................................................     9,952,710        818,197      84,122,218        1,472,849

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                              SHORT BOND      BOND PLUS     COMPANY INDEX
                                                           --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........   $54,974,152    $112,978,547     $46,066,802
Receivable for The Trusts shares sold.....................            --               7              --
Receivable for policy-related transactions................        23,159         455,642          47,753
                                                             -----------    ------------     -----------
  Total assets............................................    54,997,311     113,434,196      46,114,555
                                                             -----------    ------------     -----------
Liabilities:
Payable for The Trusts shares purchased...................        20,773         445,692          47,831
Payable for policy-related transactions...................            --              --              --
                                                             -----------    ------------     -----------
  Total liabilities.......................................        20,773         445,692          47,831
                                                             -----------    ------------     -----------
Net Assets................................................   $54,976,538    $112,988,504     $46,066,724
                                                             ===========    ============     ===========
Net Assets:
Accumulation Units........................................    54,972,496     112,669,147      46,002,019
Accumulation nonunitized..................................            --         131,049              --
Retained by AXA Equitable in Separate Account FP..........         4,042         188,308          64,705
                                                             -----------    ------------     -----------
Total net assets..........................................   $54,976,538    $112,988,504     $46,066,724
                                                             ===========    ============     ===========
Investments in shares of The Trusts, at cost..............   $55,909,646    $120,061,763     $55,208,939
The Trusts shares held....................................
 Class A..................................................     3,594,472       9,372,209       4,295,551
 Class B..................................................     1,957,951       3,168,771       1,168,212

                                                            EQ/T. ROWE PRICE   EQ/UBS GROWTH   EQ/VAN KAMPEN
                                                            GROWTH STOCK         AND INCOME       COMSTOCK
                                                           ------------------ --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........     $33,277,498       $4,761,411      $2,536,095
Receivable for The Trusts shares sold.....................         103,968               --              17
Receivable for policy-related transactions................              --            1,590              --
                                                               -----------       ----------      ----------
  Total assets............................................      33,381,466        4,763,001       2,536,112
                                                               -----------       ----------      ----------
Liabilities:
Payable for The Trusts shares purchased...................              --            1,590              --
Payable for policy-related transactions...................         102,835               --              17
                                                               -----------       ----------      ----------
  Total liabilities.......................................         102,835            1,590              17
                                                               -----------       ----------      ----------
Net Assets................................................     $33,278,631       $4,761,411      $2,536,095
                                                               ===========       ==========      ==========
Net Assets:
Accumulation Units........................................      33,221,631        4,761,383       2,535,809
Accumulation nonunitized..................................              --               --              --
Retained by AXA Equitable in Separate Account FP..........          57,000               28             286
                                                               -----------       ----------      ----------
Total net assets..........................................     $33,278,631       $4,761,411      $2,536,095
                                                               ===========       ==========      ==========
Investments in shares of The Trusts, at cost..............     $32,603,061       $5,212,353      $2,585,129
The Trusts shares held....................................
 Class A..................................................          54,506               --         152,426
 Class B..................................................       1,828,085          898,159         149,924

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                                FIDELITY(R)
                                                             EQ/VAN KAMPEN    FIDELITY(R)   VIP ASSET MANAGER:
                                                            MID CAP GROWTH   MONEY MARKET         GROWTH
                                                           ---------------- -------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........    $33,617,162    $14,014,043        $6,144,280
Receivable for The Trusts shares sold.....................             --      1,939,377           121,030
Receivable for policy-related transactions................          9,674             --                --
                                                              -----------    -----------        ----------
  Total assets............................................     33,626,836     15,953,420         6,265,310
                                                              -----------    -----------        ----------
Liabilities:
Payable for The Trusts shares purchased...................          9,722             --                --
Payable for policy-related transactions...................             --      1,939,377           121,030
                                                              -----------    -----------        ----------
  Total liabilities.......................................          9,722      1,939,377           121,030
                                                              -----------    -----------        ----------
Net Assets................................................    $33,617,114    $14,014,043        $6,144,280
                                                              ===========    ===========        ==========
Net Assets:
Accumulation Units........................................     33,616,903     14,014,001         6,143,687
Accumulation nonunitized..................................             --             --                --
Retained by AXA Equitable in Separate Account FP..........            211             42               593
                                                              -----------    -----------        ----------
Total net assets..........................................    $33,617,114    $14,014,043        $6,144,280
                                                              ===========    ===========        ==========
Investments in shares of The Trusts, at cost..............    $31,079,274    $14,014,031        $6,074,623
The Trusts shares held....................................
 Class A..................................................      1,850,658             --                --
 Class B..................................................        724,631     14,014,042           491,149

                                                              FIDELITY(R)        FIDELITY(R)        FIDELITY(R)
                                                            VIP CONTRAFUND   VIP EQUITY-INCOME   VIP GROWTH & INCOME
                                                           ---------------- ------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........    $38,823,031        $5,370,255          $4,741,635
Receivable for The Trusts shares sold.....................      1,080,113           113,104              89,403
Receivable for policy-related transactions................             --                --                  --
                                                              -----------        ----------          ----------
  Total assets............................................     39,903,144         5,483,359           4,831,038
                                                              -----------        ----------          ----------
Liabilities:
Payable for The Trusts shares purchased...................             --                --                  --
Payable for policy-related transactions...................      1,080,113           113,211              89,403
                                                              -----------        ----------          ----------
  Total liabilities.......................................      1,080,113           113,211              89,403
                                                              -----------        ----------          ----------
Net Assets................................................    $38,823,031        $5,370,148          $4,741,635
                                                              ===========        ==========          ==========
Net Assets:
Accumulation Units........................................     38,819,893         5,367,717           4,741,505
Accumulation nonunitized..................................             --                --                  --
Retained by AXA Equitable in Separate Account FP..........          3,138             2,431                 130
                                                              -----------        ----------          ----------
Total net assets..........................................    $38,823,031        $5,370,148          $4,741,635
                                                              ===========        ==========          ==========
Investments in shares of The Trusts, at cost..............    $38,405,805        $5,887,007          $4,569,539
The Trusts shares held....................................
 Class A..................................................             --                --                  --
 Class B..................................................      1,913,407           324,095             435,012

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            FIDELITY(R) VIP     FIDELITY(R) VIP
                                                              HIGH INCOME    INVESTMENT GRADE BOND
                                                           ---------------- -----------------------
Assets:
Investments in shares of The Trusts, at fair value........    $17,838,447         $19,978,416
Receivable for The Trusts shares sold.....................        935,034             984,079
Receivable for policy-related transactions................             --                  --
                                                              -----------         -----------
  Total assets............................................     18,773,481          20,962,495
                                                              -----------         -----------
Liabilities:
Payable for The Trusts shares purchased...................             --                  --
Payable for policy-related transactions...................        935,034             984,079
                                                              -----------         -----------
  Total liabilities.......................................        935,034             984,079
                                                              -----------         -----------
Net Assets................................................    $17,838,447         $19,978,416
                                                              ===========         ===========
Net Assets:
Accumulation Units........................................     17,838,156          19,978,199
Accumulation nonunitized..................................             --                  --
Retained by AXA Equitable in Separate Account FP..........            291                 217
                                                              -----------         -----------
Total net assets..........................................    $17,838,447         $19,978,416
                                                              ===========         ===========
Investments in shares of The Trusts, at cost..............    $16,261,659         $19,375,649
The Trusts shares held....................................
 Class A..................................................             --                  --
 Class B..................................................      3,443,716           1,629,561

                                                            FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                                MID CAP            VALUE        VALUE STRATEGIES
                                                           ----------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........    $31,698,308        $5,446,361        $5,964,033
Receivable for The Trusts shares sold.....................        626,600            95,824           238,455
Receivable for policy-related transactions................             --                --                --
                                                              -----------        ----------        ----------
  Total assets............................................     32,324,908         5,542,185         6,202,488
                                                              -----------        ----------        ----------
Liabilities:
Payable for The Trusts shares purchased...................             --                --                --
Payable for policy-related transactions...................        626,787            95,824           238,455
                                                              -----------        ----------        ----------
  Total liabilities.......................................        626,787            95,824           238,455
                                                              -----------        ----------        ----------
Net Assets................................................    $31,698,121        $5,446,361        $5,964,033
                                                              ===========        ==========        ==========
Net Assets:
Accumulation Units........................................     31,690,101         5,439,205         5,963,946
Accumulation nonunitized..................................             --                --                --
Retained by AXA Equitable in Separate Account FP..........          8,020             7,156                87
                                                              -----------        ----------        ----------
Total net assets..........................................    $31,698,121        $5,446,361        $5,964,033
                                                              ===========        ==========        ==========
Investments in shares of The Trusts, at cost..............    $33,705,664        $5,308,177        $5,141,834
The Trusts shares held....................................
 Class A..................................................             --                --                --
 Class B..................................................      1,262,881           580,635           767,572

                                                              MULTIMANAGER
                                                            AGGRESSIVE EQUITY
                                                           ------------------
Assets:
Investments in shares of The Trusts, at fair value........    $350,478,009
Receivable for The Trusts shares sold.....................         807,161
Receivable for policy-related transactions................              --
                                                              ------------
  Total assets............................................     351,285,170
                                                              ------------
Liabilities:
Payable for The Trusts shares purchased...................              --
Payable for policy-related transactions...................       1,037,211
                                                              ------------
  Total liabilities.......................................       1,037,211
                                                              ------------
Net Assets................................................    $350,247,959
                                                              ============
Net Assets:
Accumulation Units........................................     349,648,596
Accumulation nonunitized..................................         575,062
Retained by AXA Equitable in Separate Account FP..........          24,301
                                                              ------------
Total net assets..........................................    $350,247,959
                                                              ============
Investments in shares of The Trusts, at cost..............    $364,022,055
The Trusts shares held....................................
 Class A..................................................      14,217,984
 Class B..................................................         801,694

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                          MULTIMANAGER       MULTIMANAGER
                                                           CORE BOND     INTERNATIONAL EQUITY
                                                        --------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value.....  $106,251,965         $54,596,843
Receivable for The Trusts shares sold..................       758,180               3,764
Receivable for policy-related transactions.............            --                  --
                                                         ------------         -----------
  Total assets.........................................   107,010,145          54,600,607
                                                         ------------         -----------
Liabilities:
Payable for The Trusts shares purchased................            --                  --
Payable for policy-related transactions................       758,294               3,732
                                                         ------------         -----------
  Total liabilities....................................       758,294               3,732
                                                         ------------         -----------
Net Assets.............................................  $106,251,851         $54,596,875
                                                         ============         ===========
Net Assets:
Accumulation Units.....................................   106,241,001          54,566,339
Accumulation nonunitized...............................            --                  --
Retained by AXA Equitable in Separate Account FP.......        10,850              30,536
                                                         ------------         -----------
Total net assets.......................................  $106,251,851         $54,596,875
                                                         ============         ===========
Investments in shares of The Trusts, at cost...........  $105,366,852         $68,217,504
The Trusts shares held.................................
 Class A...............................................     2,418,930           1,354,630
 Class B...............................................     7,899,416           3,790,725

                                                              MULTIMANAGER         MULTIMANAGER       MULTIMANAGER
                                                         LARGE CAP CORE EQUITY   LARGE CAP GROWTH   LARGE CAP VALUE
                                                        ----------------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value.....        $7,544,795           $16,841,231       $34,396,082
Receivable for The Trusts shares sold..................                --                 5,719                --
Receivable for policy-related transactions.............             6,485                    --            23,272
                                                               ----------           -----------       -----------
  Total assets.........................................         7,551,280            16,846,950        34,419,354
                                                               ----------           -----------       -----------
Liabilities:
Payable for The Trusts shares purchased................             6,372                    --            21,856
Payable for policy-related transactions................                --                 5,719                --
                                                               ----------           -----------       -----------
  Total liabilities....................................             6,372                 5,719            21,856
                                                               ----------           -----------       -----------
Net Assets.............................................        $7,544,908           $16,841,231       $34,397,498
                                                               ==========           ===========       ===========
Net Assets:
Accumulation Units.....................................         7,534,577            16,818,820        34,360,985
Accumulation nonunitized...............................                --                    --                --
Retained by AXA Equitable in Separate Account FP.......            10,331                22,411            36,513
                                                               ----------           -----------       -----------
Total net assets.......................................        $7,544,908           $16,841,231       $34,397,498
                                                               ==========           ===========       ===========
Investments in shares of The Trusts, at cost...........        $8,448,206           $19,272,452       $41,875,297
The Trusts shares held.................................
 Class A...............................................           387,634             1,019,133         1,137,756
 Class B...............................................           437,715             1,300,660         2,807,282

                                                          MULTIMANAGER
                                                         MID CAP GROWTH
                                                        ---------------
Assets:
Investments in shares of The Trusts, at fair value.....   $26,405,240
Receivable for The Trusts shares sold..................         3,134
Receivable for policy-related transactions.............            --
                                                          -----------
  Total assets.........................................    26,408,374
                                                          -----------
Liabilities:
Payable for The Trusts shares purchased................            --
Payable for policy-related transactions................         3,004
                                                          -----------
  Total liabilities....................................         3,004
                                                          -----------
Net Assets.............................................   $26,405,370
                                                          ===========
Net Assets:
Accumulation Units.....................................    26,375,167
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......        30,203
                                                          -----------
Total net assets.......................................   $26,405,370
                                                          ===========
Investments in shares of The Trusts, at cost...........   $29,284,424
The Trusts shares held.................................
 Class A...............................................     1,266,311
 Class B...............................................     2,428,517

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                             MULTIMANAGER      MULTIMANAGER
                                                            MID CAP VALUE   MULTI-SECTOR BOND
                                                           --------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value........   $52,112,638       $132,631,971
Receivable for The Trusts shares sold.....................       257,604            829,963
Receivable for policy-related transactions................            --              6,303
                                                             -----------       ------------
  Total assets............................................    52,370,242        133,468,237
                                                             -----------       ------------
Liabilities:
Payable for The Trusts shares purchased...................            --                 --
Payable for policy-related transactions...................       257,922            873,286
                                                             -----------       ------------
  Total liabilities.......................................       257,922            873,286
                                                             -----------       ------------
Net Assets................................................   $52,112,320       $132,594,951
                                                             ===========       ============
Net Assets:
Accumulation Units........................................    52,010,552        131,871,424
Accumulation nonunitized..................................            --            669,552
Retained by AXA Equitable in Separate Account FP..........       101,768             53,975
                                                             -----------       ------------
Total net assets..........................................   $52,112,320       $132,594,951
                                                             ===========       ============
Investments in shares of The Trusts, at cost..............   $55,361,287       $178,392,833
The Trusts shares held....................................
 Class A..................................................     1,224,512         31,044,823
 Class B..................................................     5,299,594          4,430,443

                                                              MULTIMANAGER       MULTIMANAGER    MULTIMANAGER      NATURAL
                                                            SMALL CAP GROWTH   SMALL CAP VALUE    TECHNOLOGY      RESOURCES
                                                           ------------------ ----------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........     $6,548,643        $28,100,132     $80,086,940    $28,941,681
Receivable for The Trusts shares sold.....................         20,866                 --         506,080        118,327
Receivable for policy-related transactions................             --             79,333              --             --
                                                               ----------        -----------     -----------    -----------
  Total assets............................................      6,569,509         28,179,465      80,593,020     29,060,008
                                                               ----------        -----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................             --             79,807              --             --
Payable for policy-related transactions...................         19,168                 --         505,522        118,320
                                                               ----------        -----------     -----------    -----------
  Total liabilities.......................................         19,168             79,807         505,522        118,320
                                                               ----------        -----------     -----------    -----------
Net Assets................................................     $6,550,341        $28,099,658     $80,087,498    $28,941,688
                                                               ==========        ===========     ===========    ===========
Net Assets:
Accumulation Units........................................      6,549,390         28,064,185      80,018,561     28,941,688
Accumulation nonunitized..................................             --                 --              --             --
Retained by AXA Equitable in Separate Account FP..........            951             35,473          68,937             --
                                                               ----------        -----------     -----------    -----------
Total net assets..........................................     $6,550,341        $28,099,658     $80,087,498    $28,941,688
                                                               ==========        ===========     ===========    ===========
Investments in shares of The Trusts, at cost..............     $6,841,031        $36,854,332     $71,926,559    $24,566,809
The Trusts shares held....................................
 Class A..................................................             --          1,318,733       1,076,089             --
 Class B..................................................        946,968          1,918,998       6,261,321        784,753

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            TARGET 2015  TARGET 2025   TARGET 2035   TARGET 2045   VANGUARD VIF
                                                            ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION   EQUITY INDEX
                                                           ------------ ------------- ------------- ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $3,249,703   $1,630,865    $1,281,366      $152,708     $5,113,662
Receivable for The Trusts shares sold.....................       9,914           --         5,600       159,952             --
Receivable for policy-related transactions................          --          632            --            --          7,267
                                                            ----------   ----------    ----------      --------     ----------
  Total assets............................................   3,259,617    1,631,497     1,286,966       312,660      5,120,929
                                                            ----------   ----------    ----------      --------     ----------
Liabilities:
Payable for The Trusts shares purchased...................          --          640            --            --          7,267
Payable for policy-related transactions...................       9,914           --         5,600       159,952             --
                                                            ----------   ----------    ----------      --------     ----------
  Total liabilities.......................................       9,914          640         5,600       159,952          7,267
                                                            ----------   ----------    ----------      --------     ----------
Net Assets................................................  $3,249,703   $1,630,857    $1,281,366      $152,708     $5,113,662
                                                            ==========   ==========    ==========      ========     ==========
Net Assets:
Accumulation Units........................................   3,249,703    1,630,843     1,281,366       152,708      5,108,692
Accumulation nonunitized..................................          --           --            --            --             --
Retained by AXA Equitable in Separate Account FP..........          --           14            --            --          4,970
                                                            ----------   ----------    ----------      --------     ----------
Total net assets..........................................  $3,249,703   $1,630,857    $1,281,366      $152,708     $5,113,662
                                                            ==========   ==========    ==========      ========     ==========
Investments in shares of The Trusts, at cost..............  $3,072,663   $1,470,615    $1,186,890      $150,429     $5,883,014
The Trusts shares held....................................
 Class A..................................................          --           --            --            --        242,239
 Class B..................................................     391,275      201,859       160,686        20,044             --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                             Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                            ------------------   -------------   -----------------   -------------------------
AXA AGGRESSIVE ALLOCATION................   0.00%                A                   $  13.10                     --
AXA AGGRESSIVE ALLOCATION................   0.00%                A                   $  78.58                     12
AXA AGGRESSIVE ALLOCATION................   0.00%                A                   $ 130.17                    224
AXA AGGRESSIVE ALLOCATION................   0.60%                A                   $ 125.37                    285
AXA AGGRESSIVE ALLOCATION................   0.80%                A                   $ 123.80                      1
AXA AGGRESSIVE ALLOCATION................   0.90%                A                   $ 123.02                     19
AXA AGGRESSIVE ALLOCATION................   0.00%                B                   $ 128.17                    250
AXA AGGRESSIVE ALLOCATION................   0.60%                B                   $ 123.44                     92
AXA AGGRESSIVE ALLOCATION................   0.90%                B                   $ 121.13                     --
AXA BALANCED STRATEGY....................   0.00%                B                   $ 101.74                     --
AXA CONSERVATIVE ALLOCATION..............   0.00%                A                   $  11.33                      1
AXA CONSERVATIVE ALLOCATION..............   0.00%                A                   $ 101.66                     --
AXA CONSERVATIVE ALLOCATION..............   0.00%                A                   $ 124.37                     49
AXA CONSERVATIVE ALLOCATION..............   0.60%                A                   $ 119.78                    175
AXA CONSERVATIVE ALLOCATION..............   0.80%                A                   $ 118.28                     --
AXA CONSERVATIVE ALLOCATION..............   0.90%                A                   $ 117.54                     10
AXA CONSERVATIVE ALLOCATION..............   0.00%                B                   $ 122.45                     27
AXA CONSERVATIVE ALLOCATION..............   0.60%                B                   $ 117.93                     30
AXA CONSERVATIVE ALLOCATION..............   0.90%                B                   $ 115.72                     --
AXA CONSERVATIVE GROWTH STRATEGY.........   0.00%                B                   $ 101.49                     --
AXA CONSERVATIVE STRATEGY................   0.00%                B                   $ 100.81                     --
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                A                   $  11.80                      9
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                A                   $  94.86                      1
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                A                   $ 124.89                     62
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%                A                   $ 120.28                    205
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.80%                A                   $ 118.77                      1
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%                A                   $ 118.03                      5
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                B                   $ 122.96                     52
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%                B                   $ 118.42                     39
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%                B                   $ 116.20                     --
AXA GROWTH STRATEGY......................   0.00%                B                   $ 102.40                      2
AXA MODERATE ALLOCATION..................   0.00%                A                   $  12.10                     12
AXA MODERATE ALLOCATION..................   0.00%                A                   $  91.06                     28
AXA MODERATE ALLOCATION..................   0.00%                A                   $ 260.68                    434
AXA MODERATE ALLOCATION..................   0.60%                A                   $ 582.35                  1,427
AXA MODERATE ALLOCATION..................   0.80%                A                   $ 189.93                     20
AXA MODERATE ALLOCATION..................   0.90%                A                   $ 241.38                    330
AXA MODERATE ALLOCATION..................   0.00%                B                   $ 128.99                    313
AXA MODERATE ALLOCATION..................   0.60%                B                   $ 123.58                    613
AXA MODERATE ALLOCATION..................   0.90%                B                   $ 130.72                     --
AXA MODERATE GROWTH STRATEGY.............   0.00%                B                   $ 102.03                     37
AXA MODERATE-PLUS ALLOCATION.............   0.00%                A                   $  12.59                      8
AXA MODERATE-PLUS ALLOCATION.............   0.00%                A                   $  85.28                     27
AXA MODERATE-PLUS ALLOCATION.............   0.00%                A                   $ 132.87                    644
AXA MODERATE-PLUS ALLOCATION.............   0.60%                A                   $ 127.96                    814
AXA MODERATE-PLUS ALLOCATION.............   0.80%                A                   $ 126.36                      5
AXA MODERATE-PLUS ALLOCATION.............   0.90%                A                   $ 125.57                    125
AXA MODERATE-PLUS ALLOCATION.............   0.00%                B                   $ 130.81                    663
AXA MODERATE-PLUS ALLOCATION.............   0.60%                B                   $ 125.98                    337
AXA MODERATE-PLUS ALLOCATION.............   0.90%                B                   $ 123.62                     --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -------------   -----------------   -------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%                A                   $  13.49                     --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%                A                   $ 156.28                    458
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%                A                   $ 143.01                  1,995
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.80%                A                   $ 117.64                     15
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%                A                   $ 136.77                    201
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%                B                   $ 107.23                     60
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%                B                   $ 106.74                    464
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%                B                   $ 101.19                     --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%                A                   $  14.24                      1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%                A                   $ 187.20                    203
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%                A                   $ 173.45                    400
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.80%                A                   $ 169.08                      6
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%                A                   $ 166.93                     54
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%                B                   $ 154.43                     18
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%                B                   $ 129.19                    321
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%                B                   $ 124.79                     --
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                A                   $  13.36                      2
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                A                   $ 124.85                      9
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                A                   $ 174.33                    120
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%                A                   $ 167.91                      6
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                B                   $ 230.61                    133
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%                B                   $ 139.74                     47
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%                B                   $ 213.69                    436
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.80%                B                   $ 208.30                      4
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.90%                B                   $ 205.66                     38
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                A                   $  13.98                      1
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                A                   $ 149.90                      8
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                A                   $ 190.88                    102
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%                A                   $ 141.34                      5
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                B                   $ 140.29                    228
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%                B                   $ 142.13                      8
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%                B                   $ 145.13                    516
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.80%                B                   $ 129.08                      3
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.90%                B                   $ 140.20                     51
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%                A                   $  74.69                      2
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%                A                   $  73.49                     50
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.80%                A                   $  73.09                     --
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%                A                   $  72.89                      5
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%                B                   $ 103.43                     48
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%                B                   $  72.99                     13
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%                B                   $  72.39                     --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%                A                   $ 127.56                     --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%                B                   $  80.31                      2
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.60%                B                   $  75.45                      4
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.80%                B                   $  73.88                     --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.90%                B                   $  73.12                     --
EQ/CAPITAL GUARDIAN GROWTH...................   0.00%                A                   $ 129.23                      3
EQ/CAPITAL GUARDIAN GROWTH...................   0.00%                B                   $  69.81                     12
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%                B                   $  66.25                      5
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%                B                   $  75.46                     47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                        Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                       ------------------   -------------   -----------------   -------------------------
EQ/CAPITAL GUARDIAN GROWTH..........   0.80%                B                   $  64.23                     --
EQ/CAPITAL GUARDIAN GROWTH..........   0.90%                B                   $  72.89                      6
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                A                   $  13.13                      1
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                A                   $ 113.79                      6
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                A                   $ 154.58                     49
EQ/CAPITAL GUARDIAN RESEARCH........   0.60%                A                   $ 101.67                      8
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                B                   $ 118.02                    113
EQ/CAPITAL GUARDIAN RESEARCH........   0.60%                B                   $ 110.90                    568
EQ/CAPITAL GUARDIAN RESEARCH........   0.80%                B                   $ 108.62                      5
EQ/CAPITAL GUARDIAN RESEARCH........   0.90%                B                   $ 107.49                     53
EQ/COMMON STOCK INDEX...............   0.00%                A                   $  12.91                      1
EQ/COMMON STOCK INDEX...............   0.00%                A                   $ 266.33                    603
EQ/COMMON STOCK INDEX...............   0.60%                A                   $ 700.97                  1,387
EQ/COMMON STOCK INDEX...............   0.80%                A                   $ 170.37                     57
EQ/COMMON STOCK INDEX...............   0.90%                A                   $ 291.37                    271
EQ/COMMON STOCK INDEX...............   0.00%                B                   $  83.59                     78
EQ/COMMON STOCK INDEX...............   0.60%                B                   $  94.49                  1,356
EQ/COMMON STOCK INDEX...............   0.90%                B                   $  91.28                     --
EQ/CORE BOND INDEX..................   0.00%                A                   $ 114.76                    158
EQ/CORE BOND INDEX..................   0.00%                A                   $ 119.94                      9
EQ/CORE BOND INDEX..................   0.60%                A                   $ 117.23                      8
EQ/CORE BOND INDEX..................   0.60%                A                   $ 140.02                     49
EQ/CORE BOND INDEX..................   0.60%                A                   $ 140.15                     36
EQ/CORE BOND INDEX..................   0.80%                A                   $ 112.41                     --
EQ/CORE BOND INDEX..................   0.90%                A                   $ 111.50                     17
EQ/CORE BOND INDEX..................   0.00%                B                   $ 119.83                     53
EQ/CORE BOND INDEX..................   0.60%                B                   $ 137.63                     16
EQ/CORE BOND INDEX..................   0.60%                B                   $ 140.02                     79
EQ/CORE BOND INDEX..................   0.90%                B                   $ 135.26                     --
EQ/EQUITY 500 INDEX.................   0.00%                A                   $  12.55                      1
EQ/EQUITY 500 INDEX.................   0.00%                A                   $ 301.80                    485
EQ/EQUITY 500 INDEX.................   0.60%                A                   $ 277.24                    889
EQ/EQUITY 500 INDEX.................   0.80%                A                   $ 189.14                     16
EQ/EQUITY 500 INDEX.................   0.90%                A                   $ 264.28                    146
EQ/EQUITY 500 INDEX.................   0.00%                B                   $  91.81                    165
EQ/EQUITY 500 INDEX.................   0.60%                B                   $  89.00                    884
EQ/EQUITY 500 INDEX.................   0.90%                B                   $  98.92                     --
EQ/EQUITY GROWTH PLUS...............   0.00%                A                   $  12.50                     --
EQ/EQUITY GROWTH PLUS...............   0.00%                A                   $ 120.75                      9
EQ/EQUITY GROWTH PLUS...............   0.00%                A                   $ 150.08                    200
EQ/EQUITY GROWTH PLUS...............   0.60%                A                   $ 144.56                     18
EQ/EQUITY GROWTH PLUS...............   0.00%                B                   $ 143.43                    155
EQ/EQUITY GROWTH PLUS...............   0.60%                B                   $ 136.49                    494
EQ/EQUITY GROWTH PLUS...............   0.80%                B                   $ 134.24                      2
EQ/EQUITY GROWTH PLUS...............   0.90%                B                   $ 133.13                     35
EQ/EVERGREEN OMEGA..................   0.00%                A                   $  14.39                     --
EQ/EVERGREEN OMEGA..................   0.00%                A                   $ 135.42                      2
EQ/EVERGREEN OMEGA..................   0.00%                A                   $ 190.92                     10
EQ/EVERGREEN OMEGA..................   0.00%                B                   $ 109.78                     63
EQ/EVERGREEN OMEGA..................   0.60%                B                   $  99.96                    160
EQ/EVERGREEN OMEGA..................   0.80%                B                   $ 101.03                      1

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -------------   -----------------   -------------------------
EQ/EVERGREEN OMEGA...........................   0.90%                B                   $  96.82                    --
EQ/EVERGREEN OMEGA...........................   0.90%                B                   $  99.98                    11
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.00%                B                   $  99.11                    11
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.00%                B                   $ 123.62                    12
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.60%                B                   $  97.51                    36
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.80%                B                   $  96.99                    --
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.90%                B                   $  96.72                     5
EQ/GAMCO SMALL COMPANY VALUE.................   0.00%                B                   $  98.58                    13
EQ/GAMCO SMALL COMPANY VALUE.................   0.00%                B                   $ 150.93                   144
EQ/GAMCO SMALL COMPANY VALUE.................   0.60%                B                   $  96.99                   256
EQ/GAMCO SMALL COMPANY VALUE.................   0.80%                B                   $  96.47                     1
EQ/GAMCO SMALL COMPANY VALUE.................   0.90%                B                   $  96.20                    32
EQ/GLOBAL BOND PLUS..........................   0.00%                A                   $  10.97                     1
EQ/GLOBAL BOND PLUS..........................   0.00%                A                   $ 125.42                   114
EQ/GLOBAL BOND PLUS..........................   0.60%                A                   $ 115.56                    75
EQ/GLOBAL BOND PLUS..........................   0.80%                A                   $ 114.93                    --
EQ/GLOBAL BOND PLUS..........................   0.90%                A                   $ 114.62                    11
EQ/GLOBAL BOND PLUS..........................   0.00%                B                   $ 120.05                    26
EQ/GLOBAL BOND PLUS..........................   0.60%                B                   $ 114.71                    42
EQ/GLOBAL BOND PLUS..........................   0.90%                B                   $ 113.78                    --
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                A                   $  15.86                    --
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                A                   $ 224.31                    17
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                A                   $ 361.16                    85
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                B                   $ 194.58                   287
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%                B                   $ 180.62                   712
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%                B                   $ 244.90                    27
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.80%                B                   $ 176.18                     4
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.90%                B                   $ 174.00                    62
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                A                   $  10.04                     1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                A                   $ 209.40                   188
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%                A                   $ 234.10                   188
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.80%                A                   $ 167.62                     3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%                A                   $ 190.91                    30
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                B                   $ 110.91                     1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                B                   $ 151.12                     8
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%                B                   $ 141.71                   161
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%                B                   $ 140.25                    --
EQ/INTERNATIONAL CORE PLUS...................   0.00%                A                   $ 196.72                    17
EQ/INTERNATIONAL CORE PLUS...................   0.60%                A                   $ 147.40                     4
EQ/INTERNATIONAL CORE PLUS...................   0.00%                B                   $ 128.10                    44
EQ/INTERNATIONAL CORE PLUS...................   0.60%                B                   $ 119.98                   144
EQ/INTERNATIONAL CORE PLUS...................   0.80%                B                   $ 117.86                    --
EQ/INTERNATIONAL CORE PLUS...................   0.90%                B                   $ 116.29                     9
EQ/INTERNATIONAL GROWTH......................   0.00%                B                   $  87.01                    50
EQ/INTERNATIONAL GROWTH......................   0.00%                B                   $ 138.85                    23
EQ/INTERNATIONAL GROWTH......................   0.60%                B                   $  85.60                   155
EQ/INTERNATIONAL GROWTH......................   0.80%                B                   $  85.14                    --
EQ/INTERNATIONAL GROWTH......................   0.90%                B                   $  84.91                    21
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%                A                   $  13.51                    --
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%                A                   $ 117.94                     3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                           Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                          ------------------   -------------   -----------------   -------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.00%                A                   $ 153.64                      4
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.00%                B                   $ 144.25                     57
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.60%                B                   $  93.80                     14
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.60%                B                   $ 133.66                    112
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.80%                B                   $ 130.29                      2
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.90%                B                   $ 128.64                     17
EQ/LARGE CAP CORE PLUS.................   0.00%                A                   $  12.72                     --
EQ/LARGE CAP CORE PLUS.................   0.00%                A                   $ 118.39                     --
EQ/LARGE CAP CORE PLUS.................   0.00%                A                   $ 142.75                      3
EQ/LARGE CAP CORE PLUS.................   0.60%                A                   $ 103.78                     --
EQ/LARGE CAP CORE PLUS.................   0.00%                B                   $  92.37                     12
EQ/LARGE CAP CORE PLUS.................   0.60%                B                   $  86.67                     63
EQ/LARGE CAP CORE PLUS.................   0.80%                B                   $  84.84                     --
EQ/LARGE CAP CORE PLUS.................   0.90%                B                   $  83.94                     20
EQ/LARGE CAP GROWTH INDEX..............   0.00%                A                   $  14.37                     --
EQ/LARGE CAP GROWTH INDEX..............   0.00%                A                   $ 128.29                      4
EQ/LARGE CAP GROWTH INDEX..............   0.00%                A                   $ 154.23                     49
EQ/LARGE CAP GROWTH INDEX..............   0.60%                A                   $ 107.11                      1
EQ/LARGE CAP GROWTH INDEX..............   0.00%                B                   $  77.13                    184
EQ/LARGE CAP GROWTH INDEX..............   0.60%                B                   $  72.37                  1,032
EQ/LARGE CAP GROWTH INDEX..............   0.80%                B                   $  70.85                      9
EQ/LARGE CAP GROWTH INDEX..............   0.90%                B                   $  70.10                     43
EQ/LARGE CAP GROWTH PLUS...............   0.00%                A                   $  13.44                     --
EQ/LARGE CAP GROWTH PLUS...............   0.00%                A                   $ 131.55                      5
EQ/LARGE CAP GROWTH PLUS...............   0.00%                A                   $ 173.15                     34
EQ/LARGE CAP GROWTH PLUS...............   0.60%                A                   $ 111.56                      3
EQ/LARGE CAP GROWTH PLUS...............   0.00%                B                   $ 165.73                    112
EQ/LARGE CAP GROWTH PLUS...............   0.60%                B                   $  88.23                     59
EQ/LARGE CAP GROWTH PLUS...............   0.60%                B                   $ 153.56                    610
EQ/LARGE CAP GROWTH PLUS...............   0.80%                B                   $ 149.69                      7
EQ/LARGE CAP GROWTH PLUS...............   0.90%                B                   $ 147.79                     39
EQ/LARGE CAP VALUE INDEX...............   0.00%                A                   $  47.81                      7
EQ/LARGE CAP VALUE INDEX...............   0.60%                A                   $  47.04                     25
EQ/LARGE CAP VALUE INDEX...............   0.80%                A                   $  46.78                     --
EQ/LARGE CAP VALUE INDEX...............   0.90%                A                   $  46.65                      4
EQ/LARGE CAP VALUE INDEX...............   0.00%                B                   $  55.34                     15
EQ/LARGE CAP VALUE INDEX...............   0.60%                B                   $  46.72                     13
EQ/LARGE CAP VALUE INDEX...............   0.90%                B                   $  46.34                     --
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $  12.00                     --
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $ 101.37                     29
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $ 103.33                    445
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $ 136.81                    320
EQ/LARGE CAP VALUE PLUS................   0.60%                A                   $  98.49                     22
EQ/LARGE CAP VALUE PLUS................   0.60%                A                   $ 112.44                  1,526
EQ/LARGE CAP VALUE PLUS................   0.80%                A                   $  95.07                     31
EQ/LARGE CAP VALUE PLUS................   0.90%                A                   $ 108.62                    225
EQ/LARGE CAP VALUE PLUS................   0.00%                B                   $ 102.48                     57
EQ/LARGE CAP VALUE PLUS................   0.00%                B                   $ 103.33                      1
EQ/LARGE CAP VALUE PLUS................   0.60%                B                   $  95.77                      9
EQ/LARGE CAP VALUE PLUS................   0.60%                B                   $ 111.52                    917
EQ/LARGE CAP VALUE PLUS................   0.90%                B                   $ 107.73                     --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                            Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                           ------------------   -------------   -----------------   -------------------------
EQ/LORD ABBETT GROWTH AND INCOME........   0.00%                A                   $  74.98                     3
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%                A                   $  73.77                    13
EQ/LORD ABBETT GROWTH AND INCOME........   0.80%                A                   $  73.37                    --
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%                A                   $  73.17                    --
EQ/LORD ABBETT GROWTH AND INCOME........   0.00%                B                   $  97.18                     6
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%                B                   $  73.27                     1
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%                B                   $  72.68                    --
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%                A                   $  90.68                    16
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%                A                   $  89.22                    41
EQ/LORD ABBETT LARGE CAP CORE...........   0.80%                A                   $  88.73                    --
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%                A                   $  88.49                     4
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%                B                   $ 115.16                    11
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%                B                   $  88.62                    18
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%                B                   $  87.90                    --
EQ/MID CAP INDEX........................   0.00%                A                   $  14.25                    --
EQ/MID CAP INDEX........................   0.00%                A                   $ 110.15                     4
EQ/MID CAP INDEX........................   0.00%                A                   $ 162.99                   110
EQ/MID CAP INDEX........................   0.60%                A                   $ 116.57                     7
EQ/MID CAP INDEX........................   0.00%                B                   $ 104.63                   128
EQ/MID CAP INDEX........................   0.60%                B                   $  98.92                   508
EQ/MID CAP INDEX........................   0.80%                B                   $  97.07                     2
EQ/MID CAP INDEX........................   0.90%                B                   $  96.16                    24
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $  14.09                     1
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $ 125.12                    18
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $ 161.75                   185
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $ 173.76                   201
EQ/MID CAP VALUE PLUS...................   0.60%                A                   $ 125.41                    14
EQ/MID CAP VALUE PLUS...................   0.60%                A                   $ 145.59                    53
EQ/MID CAP VALUE PLUS...................   0.60%                A                   $ 149.87                   870
EQ/MID CAP VALUE PLUS...................   0.80%                A                   $ 146.09                     7
EQ/MID CAP VALUE PLUS...................   0.90%                A                   $ 144.24                    76
EQ/MID CAP VALUE PLUS...................   0.00%                B                   $ 161.72                    42
EQ/MID CAP VALUE PLUS...................   0.90%                B                   $ 113.72                    --
EQ/MONEY MARKET.........................   0.00%                A                   $  10.03                    80
EQ/MONEY MARKET.........................   0.00%                A                   $ 171.91                   947
EQ/MONEY MARKET.........................   0.60%                A                   $ 251.62                   531
EQ/MONEY MARKET.........................   0.80%                A                   $ 143.26                     4
EQ/MONEY MARKET.........................   0.90%                A                   $ 159.18                    48
EQ/MONEY MARKET.........................   0.00%                B                   $ 131.48                   299
EQ/MONEY MARKET.........................   0.60%                B                   $ 128.98                   347
EQ/MONEY MARKET.........................   0.90%                B                   $ 124.60                    --
EQ/MONTAG & CALDWELL GROWTH.............   0.00%                A                   $ 102.38                     7
EQ/MONTAG & CALDWELL GROWTH.............   0.60%                A                   $ 100.73                    83
EQ/MONTAG & CALDWELL GROWTH.............   0.80%                A                   $ 100.18                    --
EQ/MONTAG & CALDWELL GROWTH.............   0.90%                A                   $  99.91                     9
EQ/MONTAG & CALDWELL GROWTH.............   0.00%                B                   $ 125.64                    36
EQ/MONTAG & CALDWELL GROWTH.............   0.60%                B                   $ 100.07                    39
EQ/MONTAG & CALDWELL GROWTH.............   0.90%                B                   $  99.25                    --
EQ/PIMCO ULTRA SHORT BOND...............   0.00%                A                   $ 112.94                    89
EQ/PIMCO ULTRA SHORT BOND...............   0.60%                A                   $ 100.94                     4
EQ/PIMCO ULTRA SHORT BOND...............   0.60%                A                   $ 111.13                   205

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                         Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                        ------------------   -------------   -----------------   -------------------------
EQ/PIMCO ULTRA SHORT BOND............   0.80%                A                   $ 110.52                     1
EQ/PIMCO ULTRA SHORT BOND............   0.90%                A                   $ 110.22                    20
EQ/PIMCO ULTRA SHORT BOND............   0.00%                B                   $ 112.94                    --
EQ/PIMCO ULTRA SHORT BOND............   0.00%                B                   $ 116.26                    76
EQ/PIMCO ULTRA SHORT BOND............   0.60%                B                   $ 111.02                    95
EQ/PIMCO ULTRA SHORT BOND............   0.90%                B                   $ 110.12                    --
EQ/QUALITY BOND PLUS.................   0.00%                A                   $  10.85                     1
EQ/QUALITY BOND PLUS.................   0.00%                A                   $ 224.15                   147
EQ/QUALITY BOND PLUS.................   0.60%                A                   $ 191.75                   232
EQ/QUALITY BOND PLUS.................   0.80%                A                   $ 176.48                     2
EQ/QUALITY BOND PLUS.................   0.90%                A                   $ 182.56                    35
EQ/QUALITY BOND PLUS.................   0.00%                B                   $ 151.95                    22
EQ/QUALITY BOND PLUS.................   0.60%                B                   $ 142.27                   176
EQ/QUALITY BOND PLUS.................   0.90%                B                   $ 139.83                    --
EQ/SMALL COMPANY INDEX...............   0.00%                A                   $  13.13                    --
EQ/SMALL COMPANY INDEX...............   0.00%                A                   $  77.97                     3
EQ/SMALL COMPANY INDEX...............   0.00%                A                   $ 194.78                    79
EQ/SMALL COMPANY INDEX...............   0.60%                A                   $ 128.29                    16
EQ/SMALL COMPANY INDEX...............   0.60%                A                   $ 165.48                   102
EQ/SMALL COMPANY INDEX...............   0.80%                A                   $ 162.34                    --
EQ/SMALL COMPANY INDEX...............   0.90%                A                   $ 161.25                    10
EQ/SMALL COMPANY INDEX...............   0.00%                B                   $ 142.12                    24
EQ/SMALL COMPANY INDEX...............   0.60%                B                   $ 144.75                     2
EQ/SMALL COMPANY INDEX...............   0.60%                B                   $ 146.63                    42
EQ/SMALL COMPANY INDEX...............   0.90%                B                   $ 141.64                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                A                   $  14.49                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                A                   $  83.43                     9
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                A                   $  83.60                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.60%                A                   $  82.17                     3
EQ/T. ROWE PRICE GROWTH STOCK........   0.90%                A                   $  80.94                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                B                   $  82.80                    67
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                B                   $  98.42                    40
EQ/T. ROWE PRICE GROWTH STOCK........   0.60%                B                   $  81.56                   262
EQ/T. ROWE PRICE GROWTH STOCK........   0.80%                B                   $  81.14                     1
EQ/T. ROWE PRICE GROWTH STOCK........   0.90%                B                   $  80.94                    16
EQ/UBS GROWTH AND INCOME.............   0.00%                B                   $  76.20                     1
EQ/UBS GROWTH AND INCOME.............   0.00%                B                   $ 109.54                    18
EQ/UBS GROWTH AND INCOME.............   0.60%                B                   $  74.97                    34
EQ/UBS GROWTH AND INCOME.............   0.80%                B                   $  74.57                    --
EQ/UBS GROWTH AND INCOME.............   0.90%                B                   $  74.36                     2
EQ/VAN KAMPEN COMSTOCK...............   0.00%                A                   $  75.22                     7
EQ/VAN KAMPEN COMSTOCK...............   0.60%                A                   $  74.01                     9
EQ/VAN KAMPEN COMSTOCK...............   0.80%                A                   $  73.61                    --
EQ/VAN KAMPEN COMSTOCK...............   0.90%                A                   $  73.41                     1
EQ/VAN KAMPEN COMSTOCK...............   0.00%                B                   $  96.28                    11
EQ/VAN KAMPEN COMSTOCK...............   0.60%                B                   $  73.50                     3
EQ/VAN KAMPEN COMSTOCK...............   0.90%                B                   $  72.90                    --
EQ/VAN KAMPEN MID CAP GROWTH.........   0.00%                A                   $  94.99                    70
EQ/VAN KAMPEN MID CAP GROWTH.........   0.60%                A                   $  93.45                   168
EQ/VAN KAMPEN MID CAP GROWTH.........   0.80%                A                   $  92.95                     1
EQ/VAN KAMPEN MID CAP GROWTH.........   0.90%                A                   $  92.69                    19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -------------   -----------------   -------------------------
EQ/VAN KAMPEN MID CAP GROWTH.................   0.00%                B                   $ 138.16                    26
EQ/VAN KAMPEN MID CAP GROWTH.................   0.60%                B                   $  92.82                    63
EQ/VAN KAMPEN MID CAP GROWTH.................   0.90%                B                   $  92.07                    --
FIDELITY(R) MONEY MARKET.....................   0.00%                B                   $  10.02                     1
FIDELITY(R) MONEY MARKET.....................   0.00%                B                   $ 100.18                   140
FIDELITY(R) VIP ASSET MANAGER: GROWTH........   0.00%                B                   $  13.51                    --
FIDELITY(R) VIP ASSET MANAGER: GROWTH........   0.00%                B                   $ 139.68                    44
FIDELITY(R) VIP CONTRAFUND...................   0.00%                B                   $  13.80                     1
FIDELITY(R) VIP CONTRAFUND...................   0.00%                B                   $ 173.17                   224
FIDELITY(R) VIP EQUITY-INCOME................   0.00%                B                   $  12.96                    --
FIDELITY(R) VIP EQUITY-INCOME................   0.00%                B                   $ 137.73                    39
FIDELITY(R) VIP GROWTH & INCOME..............   0.00%                B                   $  12.64                     1
FIDELITY(R) VIP GROWTH & INCOME..............   0.00%                B                   $ 124.07                    38
FIDELITY(R) VIP HIGH INCOME..................   0.00%                B                   $  15.04                    --
FIDELITY(R) VIP HIGH INCOME..................   0.00%                B                   $ 156.41                   114
FIDELITY(R) VIP INVESTMENT GRADE BOND........   0.00%                B                   $  11.96                     2
FIDELITY(R) VIP INVESTMENT GRADE BOND........   0.00%                B                   $ 131.38                   152
FIDELITY(R) VIP MID CAP......................   0.00%                B                   $  14.54                     1
FIDELITY(R) VIP MID CAP......................   0.00%                B                   $ 231.74                   136
FIDELITY(R) VIP VALUE........................   0.00%                B                   $  14.67                    --
FIDELITY(R) VIP VALUE........................   0.00%                B                   $ 132.79                    41
FIDELITY(R) VIP VALUE STRATEGIES.............   0.00%                B                   $  16.43                    --
FIDELITY(R) VIP VALUE STRATEGIES.............   0.00%                B                   $ 168.44                    35
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                A                   $  13.94                    --
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                A                   $  78.89                     5
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                A                   $ 145.11                   281
MULTIMANAGER AGGRESSIVE EQUITY...............   0.60%                A                   $ 113.63                     6
MULTIMANAGER AGGRESSIVE EQUITY...............   0.60%                A                   $ 578.41                   467
MULTIMANAGER AGGRESSIVE EQUITY...............   0.80%                A                   $  85.43                    29
MULTIMANAGER AGGRESSIVE EQUITY...............   0.90%                A                   $ 153.66                   113
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                B                   $  74.30                    24
MULTIMANAGER AGGRESSIVE EQUITY...............   0.60%                B                   $  69.99                   237
MULTIMANAGER AGGRESSIVE EQUITY...............   0.90%                B                   $  67.61                    --
MULTIMANAGER CORE BOND.......................   0.00%                A                   $  11.23                     6
MULTIMANAGER CORE BOND.......................   0.00%                A                   $ 132.49                     9
MULTIMANAGER CORE BOND.......................   0.00%                A                   $ 140.21                   156
MULTIMANAGER CORE BOND.......................   0.60%                A                   $ 140.92                    13
MULTIMANAGER CORE BOND.......................   0.00%                B                   $ 145.18                   145
MULTIMANAGER CORE BOND.......................   0.60%                B                   $ 138.35                   391
MULTIMANAGER CORE BOND.......................   0.80%                B                   $ 136.14                     1
MULTIMANAGER CORE BOND.......................   0.90%                B                   $ 135.05                    45
MULTIMANAGER INTERNATIONAL EQUITY............   0.00%                A                   $ 191.99                    72
MULTIMANAGER INTERNATIONAL EQUITY............   0.60%                A                   $ 138.13                     4
MULTIMANAGER INTERNATIONAL EQUITY............   0.00%                B                   $ 181.13                    21
MULTIMANAGER INTERNATIONAL EQUITY............   0.60%                B                   $ 133.18                   256
MULTIMANAGER INTERNATIONAL EQUITY............   0.80%                B                   $ 171.66                    --
MULTIMANAGER INTERNATIONAL EQUITY............   0.90%                B                   $ 130.00                    17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                              Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                             ------------------   -------------   -----------------   -------------------------
MULTIMANAGER LARGE CAP CORE EQUITY........   0.00%                A                   $ 154.20                    23
MULTIMANAGER LARGE CAP CORE EQUITY........   0.60%                A                   $ 108.70                    --
MULTIMANAGER LARGE CAP CORE EQUITY........   0.00%                B                   $ 138.05                     5
MULTIMANAGER LARGE CAP CORE EQUITY........   0.60%                B                   $ 105.80                    29
MULTIMANAGER LARGE CAP CORE EQUITY........   0.80%                B                   $ 130.83                    --
MULTIMANAGER LARGE CAP CORE EQUITY........   0.90%                B                   $ 103.27                     2
MULTIMANAGER LARGE CAP GROWTH.............   0.00%                A                   $ 130.26                    56
MULTIMANAGER LARGE CAP GROWTH.............   0.60%                A                   $  87.61                     2
MULTIMANAGER LARGE CAP GROWTH.............   0.00%                B                   $ 116.67                    10
MULTIMANAGER LARGE CAP GROWTH.............   0.60%                B                   $  81.55                    76
MULTIMANAGER LARGE CAP GROWTH.............   0.80%                B                   $ 110.57                    --
MULTIMANAGER LARGE CAP GROWTH.............   0.90%                B                   $  79.60                    25
MULTIMANAGER LARGE CAP VALUE..............   0.00%                A                   $ 163.46                    56
MULTIMANAGER LARGE CAP VALUE..............   0.60%                A                   $ 118.02                     7
MULTIMANAGER LARGE CAP VALUE..............   0.00%                B                   $ 148.60                    23
MULTIMANAGER LARGE CAP VALUE..............   0.60%                B                   $ 116.62                   169
MULTIMANAGER LARGE CAP VALUE..............   0.80%                B                   $ 140.83                    --
MULTIMANAGER LARGE CAP VALUE..............   0.90%                B                   $ 113.84                    11
MULTIMANAGER MID CAP GROWTH...............   0.00%                A                   $ 182.73                    49
MULTIMANAGER MID CAP GROWTH...............   0.60%                A                   $ 106.45                     3
MULTIMANAGER MID CAP GROWTH...............   0.00%                B                   $ 162.19                     8
MULTIMANAGER MID CAP GROWTH...............   0.60%                B                   $  99.79                   143
MULTIMANAGER MID CAP GROWTH...............   0.80%                B                   $ 153.71                    --
MULTIMANAGER MID CAP GROWTH...............   0.90%                B                   $  97.40                    16
MULTIMANAGER MID CAP VALUE................   0.00%                A                   $  15.67                    --
MULTIMANAGER MID CAP VALUE................   0.00%                A                   $ 137.84                     5
MULTIMANAGER MID CAP VALUE................   0.00%                A                   $ 209.39                    43
MULTIMANAGER MID CAP VALUE................   0.60%                A                   $ 132.50                     3
MULTIMANAGER MID CAP VALUE................   0.00%                B                   $ 137.87                    66
MULTIMANAGER MID CAP VALUE................   0.60%                B                   $ 131.38                   233
MULTIMANAGER MID CAP VALUE................   0.80%                B                   $ 129.28                     1
MULTIMANAGER MID CAP VALUE................   0.90%                B                   $ 128.24                    17
MULTIMANAGER MULTI-SECTOR BOND............   0.00%                A                   $  11.72                     5
MULTIMANAGER MULTI-SECTOR BOND............   0.00%                A                   $ 190.79                   215
MULTIMANAGER MULTI-SECTOR BOND............   0.60%                A                   $ 331.92                   197
MULTIMANAGER MULTI-SECTOR BOND............   0.80%                A                   $ 132.81                     6
MULTIMANAGER MULTI-SECTOR BOND............   0.90%                A                   $ 198.75                    41
MULTIMANAGER MULTI-SECTOR BOND............   0.00%                B                   $ 115.82                    20
MULTIMANAGER MULTI-SECTOR BOND............   0.60%                B                   $  93.81                   151
MULTIMANAGER MULTI-SECTOR BOND............   0.90%                B                   $  90.62                    --
MULTIMANAGER SMALL CAP GROWTH.............   0.00%                B                   $  74.97                     1
MULTIMANAGER SMALL CAP GROWTH.............   0.00%                B                   $ 109.93                    40
MULTIMANAGER SMALL CAP GROWTH.............   0.60%                B                   $  73.79                    27
MULTIMANAGER SMALL CAP GROWTH.............   0.80%                B                   $  73.40                    --
MULTIMANAGER SMALL CAP GROWTH.............   0.90%                B                   $  73.21                     1
MULTIMANAGER SMALL CAP VALUE..............   0.00%                A                   $ 154.45                    67
MULTIMANAGER SMALL CAP VALUE..............   0.60%                A                   $ 148.76                     7
MULTIMANAGER SMALL CAP VALUE..............   0.00%                B                   $ 162.86                    11
MULTIMANAGER SMALL CAP VALUE..............   0.60%                B                   $ 149.12                     5
MULTIMANAGER SMALL CAP VALUE..............   0.60%                B                   $ 153.15                    87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2009


                                        Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                       ------------------   -------------   -----------------   -------------------------
MULTIMANAGER SMALL CAP VALUE........   0.80%                B                   $ 149.84                    --
MULTIMANAGER SMALL CAP VALUE........   0.90%                B                   $ 147.95                    --
MULTIMANAGER SMALL CAP VALUE........   0.90%                B                   $ 148.28                     5
MULTIMANAGER TECHNOLOGY.............   0.00%                A                   $  15.97                    --
MULTIMANAGER TECHNOLOGY.............   0.00%                A                   $ 223.26                    52
MULTIMANAGER TECHNOLOGY.............   0.60%                A                   $ 119.01                     3
MULTIMANAGER TECHNOLOGY.............   0.00%                B                   $ 182.41                    82
MULTIMANAGER TECHNOLOGY.............   0.60%                B                   $ 107.15                   475
MULTIMANAGER TECHNOLOGY.............   0.80%                B                   $ 172.87                     1
MULTIMANAGER TECHNOLOGY.............   0.90%                B                   $ 104.59                    19
NATURAL RESOURCES...................   0.00%                B                   $  20.29                    --
NATURAL RESOURCES...................   0.00%                B                   $  78.88                   367
TARGET 2015 ALLOCATION..............   0.00%                B                   $  12.41                     4
TARGET 2015 ALLOCATION..............   0.00%                B                   $  97.56                    33
TARGET 2025 ALLOCATION..............   0.00%                B                   $  12.68                     1
TARGET 2025 ALLOCATION..............   0.00%                B                   $  94.32                    17
TARGET 2035 ALLOCATION..............   0.00%                B                   $  12.90                    --
TARGET 2035 ALLOCATION..............   0.00%                B                   $  92.42                    14
TARGET 2045 ALLOCATION..............   0.00%                B                   $  13.11                     1
TARGET 2045 ALLOCATION..............   0.00%                B                   $  90.03                     2
VANGUARD VIF EQUITY INDEX...........   0.60%                A                   $ 106.86                    48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                      AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                        ALLOCATION     STRATEGY (b)      ALLOCATION
                                                     ---------------- -------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    1,121,046      $   65       $     796,544
 Expenses:
  Less: Asset-based charges.........................         268,708          --              90,737
                                                      --------------      ------       -------------
Net Investment Income (Loss)........................         852,338          65             705,807
                                                      --------------      ------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (15,968,135)          1          (1,054,004)
  Realized gain distribution from The Trusts........      11,512,265          28           1,035,535
                                                      --------------      ------       -------------
 Net realized gain (loss)...........................      (4,455,870)         29             (18,469)
                                                      --------------      ------       -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      27,067,008         (85)          1,496,595
                                                      --------------      ------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      22,611,138         (56)          1,478,126
                                                      --------------      ------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   23,463,476      $    9       $   2,183,933
                                                      ==============      ======       =============

                                                        AXA CONSERVATIVE    AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY (b)     STRATEGY (b)           ALLOCATION
                                                     --------------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................        $   19               $  15             $     852,637
 Expenses:
  Less: Asset-based charges.........................            --                  --                    90,427
                                                            ------               -----             -------------
Net Investment Income (Loss)........................            19                  15                   762,210
                                                            ------               -----             -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............            --                   2                (1,682,232)
  Realized gain distribution from The Trusts........             5                   2                 2,420,466
                                                            ------               -----             -------------
 Net realized gain (loss)...........................             5                   4                   738,234
                                                            ------               -----             -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................           (24)                (23)                1,959,375
                                                            ------               -----             -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................           (19)                (19)                2,697,609
                                                            ------               -----             -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................        $   --               $  (4)            $   3,459,819
                                                            ======               =====             =============

-------
(b) Units were made available for sale on September 18, 2009.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                       AXA GROWTH     AXA MODERATE        AXA MODERATE
                                                      STRATEGY (b)     ALLOCATION     GROWTH STRATEGY (b)
                                                     -------------- ---------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $1,133      $  17,073,560          $ 34,939
 Expenses:
  Less: Asset-based charges.........................        --           5,869,054                --
                                                         ------      -------------          --------
Net Investment Income (Loss)........................      1,133         11,204,506            34,939
                                                         ------      -------------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         (4)       (17,144,601)              619
  Realized gain distribution from The Trusts........        712         71,464,888            20,707
                                                         -------     -------------          --------
 Net realized gain (loss)...........................        708         54,320,287            21,326
                                                         -------     -------------          --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       (500)        99,520,054            71,771
                                                         -------     -------------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        208        153,840,341            93,097
                                                         -------     -------------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $1,341      $ 165,044,847          $128,036
                                                         =======     =============          ========

                                                      AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                          ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                     ------------------- ---------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $    4,504,580        $   10,375,359          $    180,593
 Expenses:
  Less: Asset-based charges.........................          878,982             2,027,783               657,094
                                                       --------------        --------------          ------------
Net Investment Income (Loss)........................        3,625,598             8,347,576              (476,501)
                                                       --------------        --------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (18,512,127)          (20,226,963)           (7,177,869)
  Realized gain distribution from The Trusts........       26,884,270                    --                    --
                                                       --------------        --------------          ------------
 Net realized gain (loss)...........................        8,372,143           (20,226,963)           (7,177,869)
                                                       --------------        --------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       44,690,631           107,545,847            51,245,160
                                                       --------------        --------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       53,062,774            87,318,884            44,067,291
                                                       --------------        --------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   56,688,372        $   95,666,460          $ 43,590,790
                                                       ==============        ==============          ============

-------
(b) Units were made available for sale on September 18, 2009.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/BLACKROCK BASIC      EQ/BLACKROCK
                                                         VALUE EQUITY     INTERNATIONAL VALUE
                                                     ------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $  3,657,267         $  2,512,559
 Expenses:
  Less: Asset-based charges.........................         577,754              467,130
                                                        ------------         ------------
Net Investment Income (Loss)........................       3,079,513            2,045,429
                                                        ------------         ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (7,740,575)          (8,937,060)
  Realized gain distribution from The Trusts........              --                   --
                                                        ------------         ------------
 Net realized gain (loss)...........................      (7,740,575)          (8,937,060)
                                                        ------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      40,808,969           37,918,280
                                                        ------------         ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      33,068,394           28,981,220
                                                        ------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 36,147,907         $ 31,026,649
                                                        ============         ============

                                                      EQ/BOSTON ADVISORS        EQ/CALVERT           EQ/CAPITAL
                                                         EQUITY INCOME     SOCIALLY RESPONSIBLE   GUARDIAN GROWTH
                                                     -------------------- ---------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $     243,453           $   1,509           $   17,102
 Expenses:
  Less: Asset-based charges.........................           29,646               1,886               22,906
                                                        -------------           ---------           ----------
Net Investment Income (Loss)........................          213,807                (377)              (5,804)
                                                        -------------           ---------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (1,581,854)            (92,536)            (856,815)
  Realized gain distribution from The Trusts........               --                  --                   --
                                                        -------------           ---------           ----------
 Net realized gain (loss)...........................       (1,581,854)            (92,536)            (856,815)
                                                        -------------           ---------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        2,745,736             233,681            2,162,326
                                                        -------------           ---------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        1,163,882             141,145            1,305,511
                                                        -------------           ---------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   1,377,689           $ 140,768           $1,299,707
                                                        =============           =========           ==========

                                                        EQ/CAPITAL
                                                     GUARDIAN RESEARCH
                                                     ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $    949,582
 Expenses:
  Less: Asset-based charges.........................         384,756
                                                        ------------
Net Investment Income (Loss)........................         564,826
                                                        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (3,881,442)
  Realized gain distribution from The Trusts........              --
                                                        ------------
 Net realized gain (loss)...........................      (3,881,442)
                                                        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      25,621,680
                                                        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      21,740,238
                                                        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 22,305,064
                                                        ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         EQ/COMMON        EQ/CORE
                                                        STOCK INDEX      BOND INDEX
                                                     ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  23,655,141    $   1,342,094
 Expenses:
  Less: Asset-based charges.........................      6,594,991          169,778
                                                      -------------    -------------
Net Investment Income (Loss)........................     17,060,150        1,172,316
                                                      -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (98,863,488)      (3,701,545)
  Realized gain distribution from The Trusts........             --               --
                                                      -------------    -------------
 Net realized gain (loss)...........................    (98,863,488)      (3,701,545)
                                                      -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    384,983,906        3,670,597
                                                      -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    286,120,418          (30,948)
                                                      -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 303,180,568    $   1,141,368
                                                      =============    =============

                                                                                                         EQ/GAMCO
                                                         EQ/EQUITY       EQ/EQUITY     EQ/EVERGREEN       MERGERS
                                                         500 INDEX      GROWTH PLUS        OMEGA      AND ACQUISITIONS
                                                     ---------------- --------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  10,014,691    $  1,060,851     $   36,989      $        --
 Expenses:
  Less: Asset-based charges.........................      2,087,965         430,317         65,843           18,975
                                                      -------------    ------------     ----------      -----------
Net Investment Income (Loss)........................      7,926,726         630,534        (28,854)         (18,975)
                                                      -------------    ------------     ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (20,115,375)     (7,002,965)      (933,046)        (275,308)
  Realized gain distribution from The Trusts........      1,308,835              --             --           25,941
                                                      -------------    ------------     ----------      -----------
 Net realized gain (loss)...........................    (18,806,540)     (7,002,965)      (933,046)        (249,367)
                                                      -------------    ------------     ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    120,927,228      35,494,908      6,711,825          994,574
                                                      -------------    ------------     ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    102,120,688      28,491,943      5,778,779          745,207
                                                      -------------    ------------     ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 110,047,414    $ 29,122,477     $5,749,925      $   726,232
                                                      =============    ============     ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                                          EQ/GLOBAL
                                                      EQ/GAMCO SMALL     EQ/GLOBAL      MULTI-SECTOR
                                                       COMPANY VALUE     BOND PLUS         EQUITY
                                                     ---------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $    176,030    $     233,284   $    2,580,114
 Expenses:
  Less: Asset-based charges.........................        121,281           84,998          749,893
                                                       ------------    -------------   --------------
Net Investment Income (Loss)........................         54,749          148,286        1,830,221
                                                       ------------    -------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,423,570)      (2,838,870)     (20,144,690)
  Realized gain distribution from The Trusts........             --          107,323               --
                                                       ------------    -------------   --------------
 Net realized gain (loss)...........................     (2,423,570)      (2,731,547)     (20,144,690)
                                                       ------------    -------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     15,139,325        3,036,163       94,913,059
                                                       ------------    -------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     12,715,755          304,616       74,768,369
                                                       ------------    -------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ 12,770,504    $     452,902   $   76,598,590
                                                       ============    =============   ==============

                                                      EQ/INTERMEDIATE
                                                         GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                         BOND INDEX         CORE PLUS           GROWTH
                                                     ----------------- ------------------ -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $  1,438,180      $     711,949      $     215,631
 Expenses:
  Less: Asset-based charges.........................        522,299             89,983             63,079
                                                       ------------      -------------      -------------
Net Investment Income (Loss)........................        915,881            621,966            152,552
                                                       ------------      -------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,283,726)        (3,704,050)        (2,283,315)
  Realized gain distribution from The Trusts........             --                 --                 --
                                                       ------------      -------------      -------------
 Net realized gain (loss)...........................     (1,283,726)        (3,704,050)        (2,283,315)
                                                       ------------      -------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (3,175,026)         9,127,845          7,163,054
                                                       ------------      -------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (4,458,752)         5,423,795          4,879,739
                                                       ------------      -------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (3,542,871)     $   6,045,761      $   5,032,291
                                                       ============      =============      =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       EQ/JPMORGAN
                                                          VALUE          EQ/LARGE         EQ/LARGE
                                                      OPPORTUNITIES   CAP CORE PLUS   CAP GROWTH INDEX
                                                     --------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     353,505    $  333,906       $  1,845,792
 Expenses:
  Less: Asset-based charges.........................        106,090        42,962            408,066
                                                      -------------    ----------       ------------
Net Investment Income (Loss)........................        247,415       290,944          1,437,726
                                                      -------------    ----------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (3,292,951)     (852,752)        (1,858,043)
  Realized gain distribution from The Trusts........             --            --                 --
                                                      -------------    ----------       ------------
 Net realized gain (loss)...........................     (3,292,951)     (852,752)        (1,858,043)
                                                      -------------    ----------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      9,701,057     2,407,274         29,457,768
                                                      -------------    ----------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      6,408,106     1,554,522         27,599,725
                                                      -------------    ----------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   6,655,521    $1,845,466       $ 29,037,451
                                                      =============    ==========       ============

                                                          EQ/LARGE          EQ/LARGE         EQ/LARGE
                                                      CAP GROWTH PLUS   CAP VALUE INDEX   CAP VALUE PLUS
                                                     ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $  1,474,525      $     231,262    $    8,552,252
 Expenses:
  Less: Asset-based charges.........................        576,624              7,703         1,729,332
                                                       ------------      -------------    --------------
Net Investment Income (Loss)........................        897,901            223,559         6,822,920
                                                       ------------      -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,361,980)        (1,044,044)      (55,165,137)
  Realized gain distribution from The Trusts........             --                 --                --
                                                       ------------      -------------    --------------
 Net realized gain (loss)...........................     (2,361,980)        (1,044,044)      (55,165,137)
                                                       ------------      -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     35,472,698          1,256,019       115,796,321
                                                       ------------      -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     33,110,718            211,975        60,631,184
                                                       ------------      -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ 34,008,619      $     435,534    $   67,454,104
                                                       ============      =============    ==============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/LORD ABBETT    EQ/LORD ABBETT
                                                      GROWTH AND INCOME   LARGE CAP CORE
                                                     ------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $    14,425        $   58,310
 Expenses:
  Less: Asset-based charges.........................           5,272            24,707
                                                         -----------        ----------
Net Investment Income (Loss)........................           9,153            33,603
                                                         -----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (169,729)         (545,720)
  Realized gain distribution from The Trusts........              --                --
                                                         -----------        ----------
 Net realized gain (loss)...........................        (169,729)         (545,720)
                                                         -----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         504,166         2,028,409
                                                         -----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         334,437         1,482,689
                                                         -----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $   343,590        $1,516,292
                                                         ===========        ==========

                                                        EQ/MID CAP       EQ/MID CAP       EQ/MONEY       EQ/MONTAG &
                                                           INDEX         VALUE PLUS        MARKET      CALDWELL GROWTH
                                                     ---------------- ---------------- -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      837,547   $    2,635,173    $  850,612    $      85,151
 Expenses:
  Less: Asset-based charges.........................         288,562          697,626     1,400,086           60,961
                                                      --------------   --------------    ----------    -------------
Net Investment Income (Loss)........................         548,985        1,937,547      (549,474)          24,190
                                                      --------------   --------------    ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (10,675,075)     (89,988,717)      (47,394)      (1,106,922)
  Realized gain distribution from The Trusts........              --               --            --               --
                                                      --------------   --------------    ----------    -------------
 Net realized gain (loss)...........................     (10,675,075)     (89,988,717)      (47,394)      (1,106,922)
                                                      --------------   --------------    ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      33,432,392      114,400,663       197,930        4,896,521
                                                      --------------   --------------    ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      22,757,317       24,411,946       150,536        3,789,599
                                                      --------------   --------------    ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   23,306,302   $   26,349,493    $ (398,938)   $   3,813,789
                                                      ==============   ==============    ==========    =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                        SHORT BOND      BOND PLUS     COMPANY INDEX
                                                     --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     600,606   $   3,444,339   $     618,053
 Expenses:
  Less: Asset-based charges.........................        167,123         476,124         145,479
                                                      -------------   -------------   -------------
Net Investment Income (Loss)........................        433,483       2,968,215         472,574
                                                      -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,380,489)     (5,943,811)     (7,594,188)
  Realized gain distribution from The Trusts........         94,583              --              --
                                                      -------------   -------------   -------------
 Net realized gain (loss)...........................     (2,285,906)     (5,943,811)     (7,594,188)
                                                      -------------   -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      3,516,250       9,338,135      16,338,346
                                                      -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      1,230,344       3,394,324       8,744,158
                                                      -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   1,663,827   $   6,362,539   $   9,216,732
                                                      =============   =============   =============

                                                      EQ/T. ROWE PRICE   EQ/UBS GROWTH   EQ/VAN KAMPEN
                                                        GROWTH STOCK      AND INCOME       COMSTOCK
                                                     ------------------ --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $         348      $   33,530      $    34,084
 Expenses:
  Less: Asset-based charges.........................         108,947          13,773            5,524
                                                       -------------      ----------      -----------
Net Investment Income (Loss)........................        (108,599)         19,757           28,560
                                                       -------------      ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (2,101,354)       (440,108)        (211,665)
  Realized gain distribution from The Trusts........              --              --               --
                                                       -------------      ----------      -----------
 Net realized gain (loss)...........................      (2,101,354)       (440,108)        (211,665)
                                                       -------------      ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      11,030,316       1,571,718          738,712
                                                       -------------      ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       8,928,962       1,131,610          527,047
                                                       -------------      ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   8,820,363      $1,151,367      $   555,607
                                                       =============      ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                              FIDELITY(R)
                                                       EQ/VAN KAMPEN     FIDELITY(R)      VIP ASSET MANAGER:
                                                      MID CAP GROWTH   MONEY MARKET (a)         GROWTH
                                                     ---------------- ------------------ --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $          --         $9,556            $   72,257
 Expenses:
  Less: Asset-based charges.........................         90,615             --                    --
                                                      -------------         ------            ----------
Net Investment Income (Loss)........................        (90,615)         9,556                72,257
                                                      -------------         ------            ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (3,269,924)           (11)             (954,667)
  Realized gain distribution from The Trusts........             --             --                11,347
                                                      -------------         ------            ----------
 Net realized gain (loss)...........................     (3,269,924)           (11)             (943,320)
                                                      -------------         ------            ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     12,340,576             12             2,359,904
                                                      -------------         ------            ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      9,070,652              1             1,416,584
                                                      -------------         ------            ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   8,980,037         $9,557            $1,488,841
                                                      =============         ======            ==========

                                                        FIDELITY(R)       FIDELITY(R)         FIDELITY(R)
                                                      VIP CONTRAFUND   VIP EQUITY-INCOME  VIP GROWTH & INCOME
                                                     ---------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      395,485     $      96,077        $    33,711
 Expenses:
  Less: Asset-based charges.........................              --                --                 --
                                                      --------------     -------------        -----------
Net Investment Income (Loss)........................         395,485            96,077             33,711
                                                      --------------     -------------        -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (10,051,423)       (1,807,648)          (864,730)
  Realized gain distribution from The Trusts........           9,725                --                 --
                                                      --------------     -------------        -----------
 Net realized gain (loss)...........................     (10,041,698)       (1,807,648)          (864,730)
                                                      --------------     -------------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      19,541,988         3,001,176          1,828,744
                                                      --------------     -------------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       9,500,290         1,193,528            964,014
                                                      --------------     -------------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $    9,895,775     $   1,289,605        $   997,725
                                                      ==============     =============        ===========

-------
(a) Units were made available for sale on May 1, 2009.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                          FIDELITY(R)
                                                        FIDELITY(R)     VIP INVESTMENT     FIDELITY(R)
                                                      VIP HIGH INCOME     GRADE BOND      VIP MID CAP
                                                     ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $   1,320,520      $1,282,735     $     124,092
 Expenses:
  Less: Asset-based charges.........................              --              --                --
                                                       -------------      ----------     -------------
Net Investment Income (Loss)........................       1,320,520       1,282,735           124,092
                                                       -------------      ----------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (1,464,994)       (164,886)       (4,311,525)
  Realized gain distribution from The Trusts........              --          52,860           145,267
                                                       -------------      ----------     -------------
 Net realized gain (loss)...........................      (1,464,994)       (112,026)       (4,166,258)
                                                       -------------      ----------     -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       4,366,086         977,133        12,713,271
                                                       -------------      ----------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       2,901,092         865,107         8,547,013
                                                       -------------      ----------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   4,221,612      $2,147,842     $   8,671,105
                                                       =============      ==========     =============

                                                       FIDELITY(R)    FIDELITY(R) VIP     MULTIMANAGER
                                                        VIP VALUE    VALUE STRATEGIES   AGGRESSIVE EQUITY
                                                     --------------- ------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      31,562    $      17,851       $  1,115,734
 Expenses:
  Less: Asset-based charges.........................             --               --          1,605,519
                                                      -------------    -------------       ------------
Net Investment Income (Loss)........................         31,562           17,851           (489,785)
                                                      -------------    -------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,311,360)      (1,626,965)        (9,573,901)
  Realized gain distribution from The Trusts........             --               --                 --
                                                      -------------    -------------       ------------
 Net realized gain (loss)...........................     (1,311,360)      (1,626,965)        (9,573,901)
                                                      -------------    -------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      2,887,666        3,585,310        102,184,636
                                                      -------------    -------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      1,576,306        1,958,345         92,610,735
                                                      -------------    -------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   1,607,868    $   1,976,196       $ 92,120,950
                                                      =============    =============       ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      MULTIMANAGER       MULTIMANAGER
                                                        CORE BOND    INTERNATIONAL EQUITY
                                                     -------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $3,287,518        $    789,282
 Expenses:
  Less: Asset-based charges.........................      319,768             194,805
                                                       ----------        ------------
Net Investment Income (Loss)........................    2,967,750             594,477
                                                       ----------        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (305,855)         (5,111,204)
  Realized gain distribution from The Trusts........      225,529                  --
                                                       ----------        ------------
 Net realized gain (loss)...........................      (80,326)         (5,111,204)
                                                       ----------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    3,847,315          17,098,013
                                                       ----------        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    3,766,989          11,986,809
                                                       ----------        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $6,734,739        $ 12,581,286
                                                       ==========        ============

                                                      MULTIMANAGER   MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                       LARGE CAP      LARGE CAP       LARGE CAP        MID CAP
                                                      CORE EQUITY       GROWTH          VALUE           GROWTH
                                                     ------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  100,587    $      40,972   $     590,243   $          --
 Expenses:
  Less: Asset-based charges.........................      17,334           38,745         121,843          83,784
                                                      ----------    -------------   -------------   -------------
Net Investment Income (Loss)........................      83,253            2,227         468,400         (83,784)
                                                      ----------    -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (523,360)      (1,993,644)     (5,018,316)     (3,443,322)
  Realized gain distribution from The Trusts........          --               --              --              --
                                                      ----------    -------------   -------------   -------------
 Net realized gain (loss)...........................    (523,360)      (1,993,644)     (5,018,316)     (3,443,322)
                                                      ----------    -------------   -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   2,325,522        6,316,453      11,008,272      11,650,276
                                                      ----------    -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................   1,802,162        4,322,809       5,989,956       8,206,954
                                                      ----------    -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $1,885,415    $   4,325,036   $   6,458,356   $   8,123,170
                                                      ==========    =============   =============   =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       MULTIMANAGER    MULTIMANAGER
                                                         MID CAP       MULTI-SECTOR
                                                          VALUE            BOND
                                                     --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  1,334,864    $    6,228,783
 Expenses:
  Less: Asset-based charges.........................       156,604           574,101
                                                      ------------    --------------
Net Investment Income (Loss)........................     1,178,260         5,654,682
                                                      ------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (7,038,608)      (13,831,082)
  Realized gain distribution from The Trusts........            --                --
                                                      ------------    --------------
 Net realized gain (loss)...........................    (7,038,608)      (13,831,082)
                                                      ------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    21,881,025        20,252,555
                                                      ------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    14,842,417         6,421,473
                                                      ------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 16,020,677    $   12,076,155
                                                      ============    ==============

                                                      MULTIMANAGER    MULTIMANAGER
                                                        SMALL CAP      SMALL CAP     MULTIMANAGER      NATURAL
                                                         GROWTH          VALUE        TECHNOLOGY      RESOURCES
                                                     -------------- --------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $       --    $     279,609   $         --   $     56,008
 Expenses:
  Less: Asset-based charges.........................        8,374           89,146        252,094             --
                                                       ----------    -------------   ------------   ------------
Net Investment Income (Loss)........................       (8,374)         190,463       (252,094)        56,008
                                                       ----------    -------------   ------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (474,009)      (6,819,181)    (2,973,341)    (5,397,177)
  Realized gain distribution from The Trusts........           --               --             --      2,337,577
                                                       ----------    -------------   ------------   ------------
 Net realized gain (loss)...........................     (474,009)      (6,819,181)    (2,973,341)    (3,059,600)
                                                       ----------    -------------   ------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    1,951,235       12,659,383     31,282,209     14,001,075
                                                       ----------    -------------   ------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    1,477,226        5,840,202     28,308,868     10,941,475
                                                       ----------    -------------   ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $1,468,852    $   6,030,665   $ 28,056,774   $ 10,997,483
                                                       ==========    =============   ============   ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      TARGET 2015  TARGET 2025   TARGET 2035   TARGET 2045   VANGUARD VIF
                                                      ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION   EQUITY INDEX
                                                     ------------ ------------- ------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $119,947      $ 59,493      $ 45,826      $11,189      $  112,489
 Expenses:
  Less: Asset-based charges.........................         --            --            --           --          25,777
                                                       --------      --------      --------      -------      ----------
Net Investment Income (Loss)........................    119,947        59,493        45,826       11,189          86,712
                                                       --------      --------      --------      -------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     54,074         9,706        22,608       54,502        (478,829)
  Realized gain distribution from The Trusts........      5,405         3,175         3,607        1,207          78,742
                                                       --------      --------      --------      -------      ----------
 Net realized gain (loss)...........................     59,479        12,881        26,215       55,709        (400,087)
                                                       --------      --------      --------      -------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    232,985       159,770       110,993        2,279       1,354,481
                                                       --------      --------      --------      -------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    292,464       172,651       137,208       57,988         954,394
                                                       --------      --------      --------      -------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $412,411      $232,144      $183,034      $69,177      $1,041,106
                                                       ========      ========      ========      =======      ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA AGGRESSIVE            AXA BALANCED
                                                            ALLOCATION              STRATEGY (k)
                                                 --------------------------------- --------------
                                                       2009             2008            2009
                                                 ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $    852,338    $    1,363,192      $   65
 Net realized gain (loss) on investments........     (4,455,870)        3,847,668          29
 Change in unrealized appreciation
  (depreciation) of investments.................     27,067,008       (51,567,418)        (85)
                                                   ------------    --------------      ------
 Net Increase (decrease) in net assets from
  operations....................................     23,463,476       (46,356,558)          9
                                                   ------------    --------------      ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     21,042,965        24,008,567       2,356
  Transfers between funds including
   guaranteed interest account, net.............      2,696,711        14,700,224       5,753
  Transfers for contract benefits and
   terminations.................................     (6,030,914)       (3,330,130)         --
  Contract maintenance charges..................     (8,615,685)       (7,651,865)       (524)
                                                   ------------    --------------      ------
Net increase (decrease) in net assets from
 contractowners transations.....................      9,093,077        27,726,796       7,585
                                                   ------------    --------------      ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          1,086          (229,545)         --
                                                   ------------    --------------      ------
Increase (Decrease) in Net Assets...............     32,557,639       (18,859,307)      7,594
Net Assets -- Beginning of Period...............     79,190,560        98,049,867          --
                                                   ------------    --------------      ------
Net Assets -- End of Period.....................   $111,748,199    $   79,190,560      $7,594
                                                   ============    ==============      ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            168               166          --
 Redeemed.......................................           (184)              (67)         --
                                                   ------------    --------------      ------
 Net Increase (Decrease)........................            (16)               99          --
                                                   ------------    --------------      ------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            148               124          --
 Redeemed.......................................            (48)              (22)         --
                                                   ------------    --------------      ------
 Net Increase (Decrease)........................            100               102          --
                                                   ------------    --------------      ------

                                                        AXA CONSERVATIVE           AXA CONSERVATIVE
                                                           ALLOCATION             GROWTH STRATEGY (k)
                                                 ------------------------------- --------------------
                                                       2009            2008              2009
                                                 --------------- --------------- --------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    705,807    $    757,573          $   19
 Net realized gain (loss) on investments........       (18,469)       (247,823)              5
 Change in unrealized appreciation
  (depreciation) of investments.................     1,496,595      (2,099,502)            (24)
                                                  ------------    ------------          ------
 Net Increase (decrease) in net assets from
  operations....................................     2,183,933      (1,589,752)             --
                                                  ------------    ------------          ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,720,473       1,879,438             648
  Transfers between funds including
   guaranteed interest account, net.............    16,270,727       8,425,974           7,096
  Transfers for contract benefits and
   terminations.................................    (1,225,793)       (909,791)             --
  Contract maintenance charges..................    (1,833,636)     (1,227,574)           (104)
                                                  ------------    ------------          ------
Net increase (decrease) in net assets from
 contractowners transations.....................    15,931,771       8,168,047           7,640
                                                  ------------    ------------          ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --              --              --
                                                  ------------    ------------          ------
Increase (Decrease) in Net Assets...............    18,115,704       6,578,295           7,640
Net Assets -- Beginning of Period...............    17,050,779      10,472,484              --
                                                  ------------    ------------          ------
Net Assets -- End of Period.....................  $ 35,166,483    $ 17,050,779          $7,640
                                                  ============    ============          ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           202              93              --
 Redeemed.......................................           (89)            (44)             --
                                                  ------------    ------------          ------
 Net Increase (Decrease)........................           113              49              --
                                                  ------------    ------------          ------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            80              33              --
 Redeemed.......................................           (56)            (12)             --
                                                  ------------    ------------          ------
 Net Increase (Decrease)........................            24              21              --
                                                  ------------    ------------          ------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                  AXA CONSERVATIVE      AXA CONSERVATIVE-PLUS
                                                    STRATEGY (k)             ALLOCATION
                                                 ----------------- -------------------------------
                                                        2009             2009            2008
                                                 ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................      $     15      $    762,210    $    712,492
 Net realized gain (loss) on investments........             4           738,234        (331,695)
 Change in unrealized appreciation
  (depreciation) of investments.................           (23)        1,959,375      (4,231,229)
                                                      --------      ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................            (4)        3,459,819      (3,850,432)
                                                      --------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         1,394         3,766,111       3,725,351
  Transfers between funds including
   guaranteed interest account, net.............           235        20,952,773       8,914,224
  Transfers for contract benefits and
   terminations.................................            --        (1,207,671)     (1,335,949)
  Contract maintenance charges..................          (490)       (1,826,829)     (1,222,072)
                                                      --------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................         1,139        21,684,384      10,081,554
                                                      --------      ------------    ------------
Net increase (decrease) in amount retained by
                                                      --------      ------------    ------------
Increase (Decrease) in Net Assets...............         1,135        25,144,203       6,231,122
Net Assets -- Beginning of Period...............            --        19,140,566      12,909,444
                                                      --------      ------------    ------------
Net Assets -- End of Period.....................      $  1,135      $ 44,284,769    $ 19,140,566
                                                      ========      ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --               195              87
 Redeemed.......................................            --               (38)            (43)
                                                      --------      ------------    ------------
 Net Increase (Decrease)........................            --               157              44
                                                      --------      ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            --                60              52
 Redeemed.......................................            --               (23)            (13)
                                                      --------      ------------    ------------
 Net Increase (Decrease)........................            --                37              39
                                                      --------      ------------    ------------

                                                   AXA GROWTH               AXA MODERATE
                                                  STRATEGY (k)               ALLOCATION
                                                 -------------- ------------------------------------
                                                      2009             2009               2008
                                                 -------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $  1,133      $   11,204,506    $   40,194,803
 Net realized gain (loss) on investments........         708          54,320,287        58,143,497
 Change in unrealized appreciation
  (depreciation) of investments.................        (500)         99,520,054      (455,897,773)
                                                    --------      --------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................       1,341         165,044,847      (357,559,473)
                                                    --------      --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      75,938          93,929,124        97,862,847
  Transfers between funds including
   guaranteed interest account, net.............      83,895          (7,156,655)      (18,828,549)
  Transfers for contract benefits and
   terminations.................................          --         (63,212,064)      (74,580,494)
  Contract maintenance charges..................      (2,306)        (86,864,167)      (86,590,083)
                                                    --------      --------------    --------------
Net increase (decrease) in net assets from
 contractowners transations.....................     157,527         (63,303,762)      (82,136,279)
                                                    --------      --------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          --              60,000        (1,292,274)
                                                    --------      --------------    --------------
Increase (Decrease) in Net Assets...............     158,868         101,801,085      (440,988,026)
Net Assets -- Beginning of Period...............          --       1,047,891,761     1,488,879,787
                                                    --------      --------------    --------------
Net Assets -- End of Period.....................    $158,868      $1,149,692,846    $1,047,891,761
                                                    ========      ==============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................          --                 107                88
 Redeemed.......................................          --                (267)             (269)
                                                    --------      --------------    --------------
 Net Increase (Decrease)........................          --                (160)             (181)
                                                    --------      --------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           2                 242               155
 Redeemed.......................................          --                 (88)              (68)
                                                    --------      --------------    --------------
 Net Increase (Decrease)........................           2                 154                87
                                                    --------      --------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      AXA MODERATE             AXA MODERATE-PLUS
                                                  GROWTH STRATEGY (k)              ALLOCATION
                                                 --------------------- ----------------------------------
                                                          2009               2009              2008
                                                 --------------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................      $   34,939        $   3,625,598    $     6,040,576
 Net realized gain (loss) on investments........          21,326            8,372,143          9,521,150
 Change in unrealized appreciation
  (depreciation) of investments.................          71,771           44,690,631       (118,793,848)
                                                      ----------        -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................         128,036           56,688,372       (103,232,122)
                                                      ----------        -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........          25,858           56,546,567         62,612,190
  Transfers between funds including
   guaranteed interest account, net.............       3,686,210           15,143,270         49,421,694
  Transfers for contract benefits and
   terminations.................................              --           (8,142,603)        (8,748,940)
  Contract maintenance charges..................         (24,024)         (23,805,859)       (20,148,850)
                                                      ----------        -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................       3,688,044           39,741,375         83,136,094
                                                      ----------        -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........              --                   --             32,998
                                                      ----------        -------------    ---------------
Increase (Decrease) in Net Assets...............       3,816,080           96,429,747        (20,063,030)
Net Assets -- Beginning of Period...............              --          241,170,081        261,233,111
                                                      ----------        -------------    ---------------
Net Assets -- End of Period.....................      $3,816,080        $ 337,599,828    $   241,170,081
                                                      ==========        =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              --                  337                463
 Redeemed.......................................              --                 (266)              (161)
                                                      ----------        -------------    ---------------
 Net Increase (Decrease)........................              --                   71                302
                                                      ----------        -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              37                  353                351
 Redeemed.......................................              --                  (80)               (54)
                                                      ----------        -------------    ---------------
 Net Increase (Decrease)........................              37                  273                297
                                                      ----------        -------------    ---------------

                                                       EQ/ALLIANCEBERNSTEIN
                                                           INTERNATIONAL
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   8,347,576    $    14,948,095
 Net realized gain (loss) on investments........    (20,226,963)        22,043,036
 Change in unrealized appreciation
  (depreciation) of investments.................    107,545,847       (460,109,720)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     95,666,460       (423,118,589)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     33,637,358         43,183,688
  Transfers between funds including
   guaranteed interest account, net.............    (25,593,295)       (24,101,976)
  Transfers for contract benefits and
   terminations.................................    (21,474,263)       (36,987,270)
  Contract maintenance charges..................    (28,563,416)       (31,658,889)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (41,993,616)       (49,564,447)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........         61,590         (1,433,592)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     53,734,434       (474,116,628)
Net Assets -- Beginning of Period...............    388,732,663        862,849,291
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 442,467,097    $   388,732,663
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            123                146
 Redeemed.......................................           (436)              (438)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (313)              (292)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             41                 55
 Redeemed.......................................            (86)               (69)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (45)               (14)
                                                  -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/ALLIANCEBERNSTEIN
                                                          SMALL CAP GROWTH
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    (476,501)   $      (936,880)
 Net realized gain (loss) on investments........     (7,177,869)        (1,638,412)
 Change in unrealized appreciation
  (depreciation) of investments.................     51,245,160       (106,250,332)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     43,590,790       (108,825,624)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     12,808,843         16,311,740
  Transfers between funds including
   guaranteed interest account, net.............     (8,309,207)        (6,533,975)
  Transfers for contract benefits and
   terminations.................................     (6,874,529)       (11,972,472)
  Contract maintenance charges..................     (9,154,536)        (9,937,495)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (11,529,429)       (12,132,202)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --           (248,000)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     32,061,361       (121,205,826)
Net Assets -- Beginning of Period...............    129,670,353        250,876,179
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 161,731,714    $   129,670,353
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             49                 68
 Redeemed.......................................           (104)              (125)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (55)               (57)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             18                 23
 Redeemed.......................................            (50)               (36)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (32)               (13)
                                                  -------------    ---------------

                                                           EQ/BLACKROCK                       EQ/BLACKROCK
                                                        BASIC VALUE EQUITY                INTERNATIONAL VALUE
                                                 --------------------------------- ----------------------------------
                                                       2009             2008             2009              2008
                                                 ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  3,079,513    $   2,085,130     $  2,045,429    $     2,907,875
 Net realized gain (loss) on investments........     (7,740,575)      (1,719,819)      (8,937,060)         1,876,399
 Change in unrealized appreciation
  (depreciation) of investments.................     40,808,969      (73,211,981)      37,918,280        (93,222,321)
                                                   ------------    -------------     ------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     36,147,907      (72,846,670)      31,026,649        (88,438,047)
                                                   ------------    -------------     ------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     13,164,939       15,322,544       10,832,871         15,066,805
  Transfers between funds including
   guaranteed interest account, net.............      4,712,537       (2,107,239)      (1,630,547)       (13,421,059)
  Transfers for contract benefits and
   terminations.................................     (6,610,557)      (9,981,844)      (5,751,885)        (8,972,130)
  Contract maintenance charges..................     (9,015,043)      (9,259,837)      (7,143,052)        (7,810,987)
                                                   ------------    -------------     ------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................      2,251,876       (6,026,376)      (3,692,613)       (15,137,371)
                                                   ------------    -------------     ------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --         (107,000)              --           (300,000)
                                                   ------------    -------------     ------------    ---------------
Increase (Decrease) in Net Assets...............     38,399,783      (78,980,046)      27,334,036       (103,875,418)
Net Assets -- Beginning of Period...............    123,874,732      202,854,778      109,682,125        213,557,543
                                                   ------------    -------------     ------------    ---------------
Net Assets -- End of Period.....................   $162,274,515    $ 123,874,732     $137,016,161    $   109,682,125
                                                   ============    =============     ============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             34               36               19                 21
 Redeemed.......................................            (15)             (10)             (19)               (16)
                                                   ------------    -------------     ------------    ---------------
 Net Increase (Decrease)........................             19               26               --                  5
                                                   ------------    -------------     ------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             88               66              130                 95
 Redeemed.......................................            (98)            (114)            (165)              (204)
                                                   ------------    -------------     ------------    ---------------
 Net Increase (Decrease)........................            (10)             (48)             (35)              (109)
                                                   ------------    -------------     ------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/BOSTON ADVISORS                   EQ/CALVERT
                                                           EQUITY INCOME                SOCIALLY RESPONSIBLE
                                                 --------------------------------- ------------------------------
                                                       2009             2008            2009            2008
                                                 --------------- ----------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    213,807     $    195,309      $   (377)      $     (699)
 Net realized gain (loss) on investments........    (1,581,854)        (282,268)      (92,536)        (145,430)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,745,736       (2,522,435)      233,681         (238,510)
                                                  ------------     ------------      --------       ----------
 Net Increase (decrease) in net assets from
  operations....................................     1,377,689       (2,609,394)      140,768         (384,639)
                                                  ------------     ------------      --------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,507,132        1,399,757        92,989          141,856
  Transfers between funds including
   guaranteed interest account, net.............       106,684        3,904,679       (61,561)         (43,556)
  Transfers for contract benefits and
   terminations.................................      (371,332)        (239,207)      (15,803)         (46,977)
  Contract maintenance charges..................      (677,260)        (492,361)      (45,715)         (45,915)
                                                  ------------     ------------      --------       ----------
Net increase (decrease) in net assets from
 contractowners transations.....................       565,224        4,572,868       (30,090)           5,408
                                                  ------------     ------------      --------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           200              250            --            4,999
                                                  ------------     ------------      --------       ----------
Increase (Decrease) in Net Assets...............     1,943,113        1,963,724       110,678         (374,232)
Net Assets -- Beginning of Period...............     8,105,099        6,141,375       490,226          864,458
                                                  ------------     ------------      --------       ----------
Net Assets -- End of Period.....................  $ 10,048,212     $  8,105,099      $600,904       $  490,226
                                                  ============     ============      ========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            30               44            --               --
 Redeemed.......................................           (21)             (13)           --               --
                                                  ------------     ------------      --------       ----------
 Net Increase (Decrease)........................             9               31            --               --
                                                  ------------     ------------      --------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            30               29             2                6
 Redeemed.......................................           (27)              (5)           (3)              (6)
                                                  ------------     ------------      --------       ----------
 Net Increase (Decrease)........................             3               24            (1)              --
                                                  ------------     ------------      --------       ----------

                                                              EQ/CAPITAL
                                                           GUARDIAN GROWTH
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   (5,804)      $   (21,863)
 Net realized gain (loss) on investments........      (856,815)         (435,514)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,162,326        (2,465,994)
                                                    ----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,299,707        (2,923,371)
                                                    ----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       505,424           481,156
  Transfers between funds including
   guaranteed interest account, net.............       387,685           (61,276)
  Transfers for contract benefits and
   terminations.................................      (255,834)         (995,326)
  Contract maintenance charges..................      (324,865)         (267,073)
                                                    ----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       312,410          (842,519)
                                                    ----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --           (60,000)
                                                    ----------      ------------
Increase (Decrease) in Net Assets...............     1,612,117        (3,825,890)
Net Assets -- Beginning of Period...............     3,936,278         7,762,168
                                                    ----------      ------------
Net Assets -- End of Period.....................    $5,548,395      $  3,936,278
                                                    ==========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             7                 6
 Redeemed.......................................            (7)               (6)
                                                    ----------      ------------
 Net Increase (Decrease)........................            --                --
                                                    ----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            40                42
 Redeemed.......................................           (35)              (54)
                                                    ----------      ------------
 Net Increase (Decrease)........................             5               (12)
                                                    ----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/CAPITAL
                                                          GUARDIAN RESEARCH
                                                 ------------------------------------
                                                        2009              2008
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   564,826       $     524,515
 Net realized gain (loss) on investments........    (3,881,442)          4,190,157
 Change in unrealized appreciation
  (depreciation) of investments.................    25,621,680         (60,515,259)
                                                   -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................    22,305,064         (55,800,587)
                                                   -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     7,432,801          10,199,094
  Transfers between funds including
   guaranteed interest account, net.............    (5,550,146)        (12,816,878)
  Transfers for contract benefits and
   terminations.................................    (5,333,145)         (9,369,864)
  Contract maintenance charges..................    (5,784,901)         (6,479,068)
                                                   -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (9,235,391)        (18,466,716)
                                                   -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (420,001)
                                                   -----------       -------------
Increase (Decrease) in Net Assets...............    13,069,673         (74,687,304)
Net Assets -- Beginning of Period...............    78,670,650         153,357,954
                                                   -----------       -------------
Net Assets -- End of Period.....................   $91,740,323       $  78,670,650
                                                   ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             9                   9
 Redeemed.......................................            (9)                (10)
                                                   -----------       -------------
 Net Increase (Decrease)........................            --                  (1)
                                                   -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            48                  46
 Redeemed.......................................          (148)               (198)
                                                   -----------       -------------
 Net Increase (Decrease)........................          (100)               (152)
                                                   -----------       -------------

                                                               EQ/COMMON                             EQ/CORE
                                                              STOCK INDEX                         BOND INDEX (h)
                                                 -------------------------------------- ----------------------------------
                                                        2009                2008              2009             2008
                                                 ------------------ ------------------- --------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   17,060,150    $      21,649,018   $  1,172,316     $   2,269,424
 Net realized gain (loss) on investments........      (98,863,488)         (52,386,603)    (3,701,545)       (1,352,739)
 Change in unrealized appreciation
  (depreciation) of investments.................      384,983,906         (945,707,687)     3,670,597        (6,500,520)
                                                   --------------    -----------------   ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................      303,180,568         (976,445,272)     1,141,368        (5,583,835)
                                                   --------------    -----------------   ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      112,916,334          137,541,908      5,713,891         8,007,072
  Transfers between funds including
   guaranteed interest account, net.............      (56,189,766)        (105,716,955)     2,984,423        (7,308,836)
  Transfers for contract benefits and
   terminations.................................      (70,036,921)         (99,132,462)    (3,100,308)       (2,965,466)
  Contract maintenance charges..................     (111,691,279)        (119,127,058)    (3,364,987)       (3,421,088)
                                                   --------------    -----------------   ------------     -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     (125,001,632)        (186,434,567)     2,233,019        (5,688,318)
                                                   --------------    -----------------   ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          205,511           (1,140,000)            --          (124,999)
                                                   --------------    -----------------   ------------     -------------
Increase (Decrease) in Net Assets...............      178,384,447       (1,164,019,839)     3,374,387       (11,397,152)
Net Assets -- Beginning of Period...............    1,181,040,609        2,345,060,448     50,320,685        61,717,837
                                                   --------------    -----------------   ------------     -------------
Net Assets -- End of Period.....................   $1,359,425,056    $   1,181,040,609   $ 53,695,072     $  50,320,685
                                                   ==============    =================   ============     =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................               95                  118            176                22
 Redeemed.......................................             (346)                (399)           (76)              (28)
                                                   --------------    -----------------   ------------     -------------
 Net Increase (Decrease)........................             (251)                (281)           100                (6)
                                                   --------------    -----------------   ------------     -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................               61                   57            123                34
 Redeemed.......................................             (172)                (144)          (206)              (69)
                                                   --------------    -----------------   ------------     -------------
 Net Increase (Decrease)........................             (111)                 (87)           (83)              (35)
                                                   --------------    -----------------   ------------     -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/EQUITY
                                                            500 INDEX
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   7,926,726    $     8,732,341
 Net realized gain (loss) on investments........    (18,806,540)         3,971,897
 Change in unrealized appreciation
  (depreciation) of investments.................    120,927,228       (285,887,312)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................    110,047,414       (273,183,074)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     41,359,898         48,119,158
  Transfers between funds including
   guaranteed interest account, net.............    (10,038,970)        (3,066,082)
  Transfers for contract benefits and
   terminations.................................    (30,052,774)       (36,296,404)
  Contract maintenance charges..................    (33,561,046)       (35,065,398)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (32,292,892)       (26,308,726)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --            (60,000)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     77,754,522       (299,551,800)
Net Assets -- Beginning of Period...............    450,718,252        750,270,052
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 528,472,774    $   450,718,252
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            128                171
 Redeemed.......................................           (274)              (245)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (146)               (74)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            263                 95
 Redeemed.......................................           (227)              (136)
                                                  -------------    ---------------
 Net Increase (Decrease)........................             36                (41)
                                                  -------------    ---------------

                                                              EQ/EQUITY                         EQ/EVERGREEN
                                                             GROWTH PLUS                            OMEGA
                                                 ----------------------------------- -----------------------------------
                                                        2009              2008              2009              2008
                                                 ------------------ ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $    630,534      $     950,543      $   (28,854)      $    17,440
 Net realized gain (loss) on investments........     (7,002,965)         2,407,498         (933,046)         (338,829)
 Change in unrealized appreciation
  (depreciation) of investments.................     35,494,908        (79,537,808)       6,711,825        (3,222,041)
                                                   ------------      -------------      -----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     29,122,477        (76,179,767)       5,749,925        (3,543,430)
                                                   ------------      -------------      -----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     12,805,360         16,260,470        1,300,054           633,489
  Transfers between funds including
   guaranteed interest account, net.............    (14,441,822)         8,423,549       10,529,163            36,797
  Transfers for contract benefits and
   terminations.................................     (5,440,015)        (7,106,901)        (497,725)         (454,466)
  Contract maintenance charges..................     (7,480,507)        (7,788,304)        (739,138)         (487,789)
                                                   ------------      -------------      -----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (14,556,984)         9,788,814       10,592,354          (271,969)
                                                   ------------      -------------      -----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --            (93,001)              --           (75,001)
                                                   ------------      -------------      -----------      ------------
Increase (Decrease) in Net Assets...............     14,565,493        (66,483,954)      16,342,279        (3,890,400)
Net Assets -- Beginning of Period...............    113,900,369        180,384,323        9,874,853        13,765,253
                                                   ------------      -------------      -----------      ------------
Net Assets -- End of Period.....................   $128,465,862      $ 113,900,369      $26,217,132      $  9,874,853
                                                   ============      =============      ===========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             21                 52               11                 2
 Redeemed.......................................            (26)               (18)              (2)               (1)
                                                   ------------      -------------      -----------      ------------
 Net Increase (Decrease)........................             (5)                34                9                 1
                                                   ------------      -------------      -----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             65                144              151                50
 Redeemed.......................................           (182)              (119)             (45)              (50)
                                                   ------------      -------------      -----------      ------------
 Net Increase (Decrease)........................           (117)                25              106                --
                                                   ------------      -------------      -----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/GAMCO MERGERS
                                                        AND ACQUISITIONS
                                                 -------------------------------
                                                      2009            2008
                                                 -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  (18,975)     $    8,453
 Net realized gain (loss) on investments........     (249,367)         (1,614)
 Change in unrealized appreciation
  (depreciation) of investments.................      994,574        (573,981)
                                                   ----------      ----------
 Net Increase (decrease) in net assets from
  operations....................................      726,232        (567,142)
                                                   ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      697,271         677,734
  Transfers between funds including
   guaranteed interest account, net.............    1,729,591       1,604,833
  Transfers for contract benefits and
   terminations.................................     (207,493)        (94,740)
  Contract maintenance charges..................     (255,366)       (165,765)
                                                   ----------      ----------
Net increase (decrease) in net assets from
 contractowners transations.....................    1,964,003       2,022,062
                                                   ----------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          456              --
                                                   ----------      ----------
Increase (Decrease) in Net Assets...............    2,690,691       1,454,920
Net Assets -- Beginning of Period...............    3,909,214       2,454,294
                                                   ----------      ----------
Net Assets -- End of Period.....................   $6,599,905      $3,909,214
                                                   ==========      ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --              --
 Redeemed.......................................           --              --
                                                   ----------      ----------
 Net Increase (Decrease)........................           --              --
                                                   ----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           37              30
 Redeemed.......................................          (18)             (9)
                                                   ----------      ----------
 Net Increase (Decrease)........................           19              21
                                                   ----------      ----------

                                                         EQ/GAMCO SMALL                     EQ/GLOBAL
                                                          COMPANY VALUE                     BOND PLUS
                                                 ------------------------------- -------------------------------
                                                       2009            2008            2009            2008
                                                 --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     54,749    $     99,045    $    148,286    $  5,020,369
 Net realized gain (loss) on investments........    (2,423,570)       (111,198)     (2,731,547)       (312,855)
 Change in unrealized appreciation
  (depreciation) of investments.................    15,139,325      (9,327,813)      3,036,163      (4,458,311)
                                                  ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................    12,770,504      (9,339,966)        452,902         249,203
                                                  ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,554,908       4,877,268       2,648,817       2,487,831
  Transfers between funds including
   guaranteed interest account, net.............    10,297,744      12,381,533       1,937,617      22,358,072
  Transfers for contract benefits and
   terminations.................................    (1,376,878)       (561,719)       (943,408)       (930,795)
  Contract maintenance charges..................    (2,247,869)     (1,519,043)     (1,505,129)     (1,059,517)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................    12,227,905      15,178,039       2,137,897      22,855,591
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           500           1,600              --           1,001
                                                  ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets...............    24,998,909       5,839,673       2,590,799      23,105,795
Net Assets -- Beginning of Period...............    26,043,464      20,203,791      29,541,794       6,435,999
                                                  ------------    ------------    ------------    ------------
Net Assets -- End of Period.....................  $ 51,042,373    $ 26,043,464    $ 32,132,593    $ 29,541,794
                                                  ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --              --              91             283
 Redeemed.......................................            --              --             (86)           (137)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................            --              --               5             146
                                                  ------------    ------------    ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           205             199              32              69
 Redeemed.......................................           (78)            (48)            (19)            (21)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................           127             151              13              48
                                                  ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/GLOBAL
                                                         MULTI-SECTOR EQUITY
                                                 ------------------------------------
                                                        2009               2008
                                                 ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  1,830,221      $      (745,957)
 Net realized gain (loss) on investments........    (20,144,690)          28,414,954
 Change in unrealized appreciation
  (depreciation) of investments.................     94,913,059         (253,802,672)
                                                   ------------      ---------------
 Net Increase (decrease) in net assets from
  operations....................................     76,598,590         (226,133,675)
                                                   ------------      ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     16,841,810           22,786,252
  Transfers between funds including
   guaranteed interest account, net.............      6,315,923          (22,155,110)
  Transfers for contract benefits and
   terminations.................................     (8,546,085)         (14,817,662)
  Contract maintenance charges..................    (10,860,508)         (12,178,299)
                                                   ------------      ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................      3,751,140          (26,364,819)
                                                   ------------      ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --             (373,000)
                                                   ------------      ---------------
Increase (Decrease) in Net Assets...............     80,349,730         (252,871,494)
Net Assets -- Beginning of Period...............    156,636,664          409,508,158
                                                   ------------      ---------------
Net Assets -- End of Period.....................   $236,986,394      $   156,636,664
                                                   ============      ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             19                   18
 Redeemed.......................................            (11)                 (10)
                                                   ------------      ---------------
 Net Increase (Decrease)........................              8                    8
                                                   ------------      ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            233                  184
 Redeemed.......................................           (235)                (337)
                                                   ------------      ---------------
 Net Increase (Decrease)........................             (2)                (153)
                                                   ------------      ---------------

                                                          EQ/INTERMEDIATE                    EQ/INTERNATIONAL
                                                       GOVERNMENT BOND INDEX                    CORE PLUS
                                                 --------------------------------- ------------------------------------
                                                       2009             2008              2009              2008
                                                 ---------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     915,881    $   4,295,242     $   621,966       $     234,281
 Net realized gain (loss) on investments........     (1,283,726)        (153,106)     (3,704,050)         (1,558,045)
 Change in unrealized appreciation
  (depreciation) of investments.................     (3,175,026)         632,384       9,127,845          (9,198,184)
                                                  -------------    -------------     -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     (3,542,871)       4,774,520       6,045,761         (10,521,948)
                                                  -------------    -------------     -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     10,968,335       12,592,115       2,484,333           1,866,427
  Transfers between funds including
   guaranteed interest account, net.............    (18,921,436)       2,749,620       6,412,578           7,880,568
  Transfers for contract benefits and
   terminations.................................     (9,914,880)     (10,877,328)       (722,950)           (502,685)
  Contract maintenance charges..................     (8,690,190)      (8,543,581)     (1,018,788)           (690,155)
                                                  -------------    -------------     -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (26,558,171)      (4,079,174)      7,155,173           8,554,155
                                                  -------------    -------------     -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........         25,000         (329,000)             --            (199,673)
                                                  -------------    -------------     -----------       -------------
Increase (Decrease) in Net Assets...............    (30,076,042)         366,346      13,200,934          (2,167,466)
Net Assets -- Beginning of Period...............    144,100,133      143,733,787      14,748,859          16,916,325
                                                  -------------    -------------     -----------       -------------
Net Assets -- End of Period.....................  $ 114,024,091    $ 144,100,133     $27,949,793       $  14,748,859
                                                  =============    =============     ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             93              151              14                   9
 Redeemed.......................................           (198)            (151)             (3)                 (2)
                                                  -------------    -------------     -----------       -------------
 Net Increase (Decrease)........................           (105)              --              11                   7
                                                  -------------    -------------     -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             14               15              92                  92
 Redeemed.......................................            (38)             (41)            (45)                (40)
                                                  -------------    -------------     -----------       -------------
 Net Increase (Decrease)........................            (24)             (26)             47                  52
                                                  -------------    -------------     -----------       -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/INTERNATIONAL                  EQ/JPMORGAN VALUE
                                                             GROWTH                         OPPORTUNITIES
                                                 ------------------------------- ------------------------------------
                                                       2009            2008             2009              2008
                                                 --------------- --------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    152,552    $     77,440     $   247,415       $     424,768
 Net realized gain (loss) on investments........    (2,283,315)       (962,250)     (3,292,951)         (2,721,909)
 Change in unrealized appreciation
  (depreciation) of investments.................     7,163,054      (5,280,077)      9,701,057         (13,551,374)
                                                  ------------    ------------     -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     5,032,291      (6,164,887)      6,655,521         (15,848,515)
                                                  ------------    ------------     -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,880,382       1,715,628       2,364,225           2,755,151
  Transfers between funds including
   guaranteed interest account, net.............     7,001,460       5,205,920         696,721          (3,687,336)
  Transfers for contract benefits and
   terminations.................................      (672,149)       (257,505)     (1,639,727)         (2,196,222)
  Contract maintenance charges..................      (849,470)       (618,397)     (1,681,725)         (1,800,756)
                                                  ------------    ------------     -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     7,360,223       6,045,646        (260,506)         (4,929,163)
                                                  ------------    ------------     -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           546           5,000              --            (133,000)
                                                  ------------    ------------     -----------       -------------
Increase (Decrease) in Net Assets...............    12,393,060        (114,241)      6,395,015         (20,910,678)
Net Assets -- Beginning of Period...............    10,232,339      10,346,580      21,494,164          42,404,842
                                                  ------------    ------------     -----------       -------------
Net Assets -- End of Period.....................  $ 22,625,399    $ 10,232,339     $27,889,179       $  21,494,164
                                                  ============    ============     ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --              --               3                   1
 Redeemed.......................................            --              --              (1)                 (2)
                                                  ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................            --              --               2                  (1)
                                                  ------------    ------------     -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           157             116              39                  22
 Redeemed.......................................           (64)            (55)            (46)                (58)
                                                  ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................            93              61              (7)                (36)
                                                  ------------    ------------     -----------       -------------

                                                            EQ/LARGE CAP
                                                             CORE PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $  290,944      $    (22,455)
 Net realized gain (loss) on investments........      (852,752)         (919,738)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,407,274        (3,562,832)
                                                    ----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,845,466        (4,505,025)
                                                    ----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       733,322           796,778
  Transfers between funds including
   guaranteed interest account, net.............      (278,998)         (253,885)
  Transfers for contract benefits and
   terminations.................................      (408,585)         (619,214)
  Contract maintenance charges..................      (491,792)         (475,488)
                                                    ----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (446,053)         (551,809)
                                                    ----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --          (188,749)
                                                    ----------      ------------
Increase (Decrease) in Net Assets...............     1,399,413        (5,245,583)
Net Assets -- Beginning of Period...............     7,300,983        12,546,566
                                                    ----------      ------------
Net Assets -- End of Period.....................    $8,700,396      $  7,300,983
                                                    ==========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             2                 3
 Redeemed.......................................            (1)               (1)
                                                    ----------      ------------
 Net Increase (Decrease)........................             1                 2
                                                    ----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            17                22
 Redeemed.......................................           (24)              (29)
                                                    ----------      ------------
 Net Increase (Decrease)........................            (7)               (7)
                                                    ----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/LARGE CAP
                                                             GROWTH INDEX
                                                 -------------------------------------
                                                        2009               2008
                                                 ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $  1,437,726      $    (328,844)
 Net realized gain (loss) on investments........      (1,858,043)          (741,882)
 Change in unrealized appreciation
  (depreciation) of investments.................      29,457,768        (42,772,545)
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations....................................      29,037,451        (43,843,271)
                                                    ------------      -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       8,889,225         11,782,707
  Transfers between funds including
   guaranteed interest account, net.............       1,363,391          1,704,093
  Transfers for contract benefits and
   terminations.................................      (4,790,789)        (5,520,824)
  Contract maintenance charges..................      (6,659,547)        (6,991,671)
                                                    ------------      -------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (1,197,720)           974,305
                                                    ------------      -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........      (2,798,660)           (19,000)
                                                    ------------      -------------
Increase (Decrease) in Net Assets...............      25,041,071        (42,887,966)
Net Assets -- Beginning of Period...............      75,582,994        118,470,960
                                                    ------------      -------------
Net Assets -- End of Period.....................    $100,624,065      $  75,582,994
                                                    ============      =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              12                 14
 Redeemed.......................................              (8)                (7)
                                                    ------------      -------------
 Net Increase (Decrease)........................               4                  7
                                                    ------------      -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             150                193
 Redeemed.......................................            (187)              (197)
                                                    ------------      -------------
 Net Increase (Decrease)........................             (37)                (4)
                                                    ------------      -------------

                                                             EQ/LARGE CAP                         EQ/LARGE CAP
                                                              GROWTH PLUS                          VALUE INDEX
                                                 ------------------------------------- -----------------------------------
                                                        2009               2008               2009              2008
                                                 ------------------ ------------------ ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $    897,901      $   (605,388)      $    223,559      $     32,018
 Net realized gain (loss) on investments........      (2,361,980)        1,010,527         (1,044,044)         (365,108)
 Change in unrealized appreciation
  (depreciation) of investments.................      35,472,698       (69,853,979)         1,256,019        (1,239,085)
                                                    ------------      ------------       ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      34,008,619       (69,448,840)           435,534        (1,572,175)
                                                    ------------      ------------       ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      13,103,593        15,506,160            514,737           458,845
  Transfers between funds including
   guaranteed interest account, net.............      (5,162,970)       (4,227,408)           881,203         1,113,079
  Transfers for contract benefits and
   terminations.................................      (7,887,753)      (10,446,521)          (201,455)          (20,212)
  Contract maintenance charges..................      (9,380,358)      (10,257,693)          (159,488)         (114,028)
                                                    ------------      ------------       ------------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (9,327,488)       (9,425,462)         1,034,997         1,437,684
                                                    ------------      ------------       ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........              --           (45,754)                --                --
                                                    ------------      ------------       ------------      ------------
Increase (Decrease) in Net Assets...............      24,681,131       (78,920,056)         1,470,531          (134,491)
Net Assets -- Beginning of Period...............     106,421,429       185,341,485          1,646,992         1,781,483
                                                    ------------      ------------       ------------      ------------
Net Assets -- End of Period.....................    $131,102,560      $106,421,429       $  3,117,523      $  1,646,992
                                                    ============      ============       ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................               8                11                 27                25
 Redeemed.......................................              (7)               (6)               (20)               (8)
                                                    ------------      ------------       ------------      ------------
 Net Increase (Decrease)........................               1                 5                  7                17
                                                    ------------      ------------       ------------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              57                63                 24                 7
 Redeemed.......................................            (137)             (131)                (7)               (2)
                                                    ------------      ------------       ------------      ------------
 Net Increase (Decrease)........................             (80)              (68)                17                 5
                                                    ------------      ------------       ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP
                                                             VALUE PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   6,822,920    $    14,726,253
 Net realized gain (loss) on investments........    (55,165,137)       (32,039,818)
 Change in unrealized appreciation
  (depreciation) of investments.................    115,796,321       (295,320,703)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     67,454,104       (312,634,268)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     41,263,353         55,670,709
  Transfers between funds including
   guaranteed interest account, net.............    (34,987,757)       (60,294,344)
  Transfers for contract benefits and
   terminations.................................    (21,870,321)       (37,455,424)
  Contract maintenance charges..................    (31,924,043)       (36,110,257)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (47,518,768)       (78,189,316)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --           (743,051)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     19,935,336       (391,566,635)
Net Assets -- Beginning of Period...............    383,238,984        774,805,619
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 403,174,320    $   383,238,984
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             97                131
 Redeemed.......................................           (515)              (634)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (418)              (503)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             36                 43
 Redeemed.......................................           (133)              (143)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (97)              (100)
                                                  -------------    ---------------

                                                          EQ/LORD ABBETT                    EQ/LORD ABBETT
                                                        GROWTH AND INCOME                   LARGE CAP CORE
                                                 -------------------------------- ----------------------------------
                                                       2009             2008            2009              2008
                                                 ---------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $    9,153      $   17,869       $   33,603       $     42,712
 Net realized gain (loss) on investments........      (169,729)        (76,761)        (545,720)          (209,740)
 Change in unrealized appreciation
  (depreciation) of investments.................       504,166        (381,127)       2,028,409         (1,038,192)
                                                    ----------      ----------       ----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................       343,590        (440,019)       1,516,292         (1,205,220)
                                                    ----------      ----------       ----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       325,606         259,249          938,274            578,270
  Transfers between funds including
   guaranteed interest account, net.............       314,559         612,984        2,629,955          3,312,919
  Transfers for contract benefits and
   terminations.................................       (21,468)        (16,361)        (319,051)          (100,202)
  Contract maintenance charges..................      (119,673)        (80,083)        (367,275)          (177,371)
                                                    ----------      ----------       ----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       499,024         775,789        2,881,903          3,613,616
                                                    ----------      ----------       ----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --           4,674               50                 --
                                                    ----------      ----------       ----------      ------------
Increase (Decrease) in Net Assets...............       842,614         340,444        4,398,245          2,408,396
Net Assets -- Beginning of Period...............       995,470         655,026        4,000,637          1,592,241
                                                    ----------      ----------       ----------      ------------
Net Assets -- End of Period.....................    $1,838,084      $  995,470       $8,398,882      $  4,000,637
                                                    ==========      ==========       ==========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            10               9               40                39
 Redeemed.......................................            (4)             (3)             (19)              (10)
                                                    ----------      ----------       ----------      ------------
 Net Increase (Decrease)........................             6               6               21                29
                                                    ----------      ----------       ----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             3               3               19                11
 Redeemed.......................................            (1)             (1)              (4)               (1)
                                                    ----------      ----------       ----------      ------------
 Net Increase (Decrease)........................             2               2               15                10
                                                    ----------      ----------       ----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/MID CAP
                                                          EQ/MID CAP INDEX                   VALUE PLUS (a)(b)(c)
                                                 ----------------------------------- ------------------------------------
                                                       2009              2008              2009               2008
                                                 ---------------- ------------------ ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $      548,985    $     493,771     $   1,937,547     $    1,852,478
 Net realized gain (loss) on investments........     (10,675,075)      (3,311,713)      (89,988,717)       (18,623,984)
 Change in unrealized appreciation
  (depreciation) of investments.................      33,432,392      (62,531,630)      114,400,663        (74,979,932)
                                                  --------------    -------------     -------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................      23,306,302      (65,349,572)       26,349,493        (91,751,438)
                                                  --------------    -------------     -------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       9,372,493       12,758,205        16,560,750         19,391,426
  Transfers between funds including
   guaranteed interest account, net.............      (3,249,124)      (3,765,483)       72,983,753        (24,213,772)
  Transfers for contract benefits and
   terminations.................................      (3,935,810)      (6,239,549)       (8,678,348)       (11,705,880)
  Contract maintenance charges..................      (5,450,391)      (5,927,426)      (11,339,484)       (11,371,291)
                                                  --------------    -------------     -------------     --------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (3,262,832)      (3,174,253)       69,526,671        (27,899,517)
                                                  --------------    -------------     -------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........              --         (193,000)               --            (65,000)
                                                  --------------    -------------     -------------     --------------
Increase (Decrease) in Net Assets...............      20,043,470      (68,716,825)       95,876,164       (119,715,955)
Net Assets -- Beginning of Period...............      65,306,905      134,023,730       129,951,919        249,667,874
                                                  --------------    -------------     -------------     --------------
Net Assets -- End of Period.....................  $   85,350,375    $  65,306,905     $ 225,828,083     $  129,951,919
                                                  ==============    =============     =============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              15               20             1,519                 20
 Redeemed.......................................             (10)              (9)             (223)               (24)
                                                  --------------    -------------     -------------     --------------
 Net Increase (Decrease)........................               5               11             1,296                 (4)
                                                  --------------    -------------     -------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              97               94                34                 69
 Redeemed.......................................            (140)            (142)           (1,015)              (246)
                                                  --------------    -------------     -------------     --------------
 Net Increase (Decrease)........................             (43)             (48)             (981)              (177)
                                                  --------------    -------------     -------------     --------------

                                                          EQ/MONEY MARKET
                                                 ---------------------------------
                                                        2009             2008
                                                 ----------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $      (549,474)  $   8,950,425
 Net realized gain (loss) on investments........          (47,394)        (52,501)
 Change in unrealized appreciation
  (depreciation) of investments.................          197,930          47,770
                                                  ---------------   -------------
 Net Increase (decrease) in net assets from
  operations....................................         (398,938)      8,945,694
                                                  ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      141,231,864     148,149,489
  Transfers between funds including
   guaranteed interest account, net.............     (119,375,666)    (53,640,608)
  Transfers for contract benefits and
   terminations.................................      (75,669,700)    (49,764,257)
  Contract maintenance charges..................      (31,470,596)    (29,908,932)
                                                  ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (85,284,098)     14,835,692
                                                  ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          (58,267)       (207,725)
                                                  ---------------   -------------
Increase (Decrease) in Net Assets...............      (85,741,303)     23,573,661
Net Assets -- Beginning of Period...............      471,961,108     448,387,447
                                                  ---------------   -------------
Net Assets -- End of Period.....................  $   386,219,805   $ 471,961,108
                                                  ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              817           1,116
 Redeemed.......................................           (1,217)         (1,090)
                                                  ---------------   -------------
 Net Increase (Decrease)........................             (400)             26
                                                  ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              829             385
 Redeemed.......................................             (708)           (304)
                                                  ---------------   -------------
 Net Increase (Decrease)........................              121              81
                                                  ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/MONTAG &                    EQ/PIMCO ULTRA
                                                          CALDWELL GROWTH                SHORT BOND (d) (e)
                                                 --------------------------------- -------------------------------
                                                       2009             2008             2009            2008
                                                 --------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     24,190     $    (4,379)     $    433,483    $    783,910
 Net realized gain (loss) on investments........    (1,106,922)       (641,630)       (2,285,906)      1,151,909
 Change in unrealized appreciation
  (depreciation) of investments.................     4,896,521      (3,355,429)        3,516,250      (4,513,628)
                                                  ------------     -----------      ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     3,813,789      (4,001,438)        1,663,827      (2,577,809)
                                                  ------------     -----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,592,194       1,154,149         5,909,795       3,616,082
  Transfers between funds including
   guaranteed interest account, net.............     4,285,007       8,591,375        20,770,286      26,302,198
  Transfers for contract benefits and
   terminations.................................      (746,729)       (340,261)       (1,360,263)     (1,173,309)
  Contract maintenance charges..................      (728,518)       (474,281)       (2,520,464)     (1,269,813)
                                                  ------------     -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................     4,401,954       8,930,982        22,799,354      27,475,158
                                                  ------------     -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --             438                --             500
                                                  ------------     -----------      ------------    ------------
Increase (Decrease) in Net Assets...............     8,215,743       4,929,982        24,463,181      24,897,849
Net Assets -- Beginning of Period...............    10,091,744       5,161,762        30,513,357       5,615,508
                                                  ------------     -----------      ------------    ------------
Net Assets -- End of Period.....................  $ 18,307,487     $10,091,744      $ 54,976,538    $ 30,513,357
                                                  ============     ===========      ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            55              72               424              --
 Redeemed.......................................           (32)            (25)             (105)             --
                                                  ------------     -----------      ------------    ------------
 Net Increase (Decrease)........................            23              47               319              --
                                                  ------------     -----------      ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            44              45               131             349
 Redeemed.......................................           (18)             (9)             (253)           (107)
                                                  ------------     -----------      ------------    ------------
 Net Increase (Decrease)........................            26              36              (122)            242
                                                  ------------     -----------      ------------    ------------

                                                             EQ/QUALITY
                                                            BOND PLUS (g)
                                                 -----------------------------------
                                                       2009              2008
                                                 ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   2,968,215     $  6,652,507
 Net realized gain (loss) on investments........     (5,943,811)      (1,568,982)
 Change in unrealized appreciation
  (depreciation) of investments.................      9,338,135      (14,203,456)
                                                  -------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................      6,362,539       (9,119,931)
                                                  -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     19,872,919       10,634,962
  Transfers between funds including
   guaranteed interest account, net.............    (18,980,116)       1,780,794
  Transfers for contract benefits and
   terminations.................................     (6,299,580)      (8,568,339)
  Contract maintenance charges..................     (7,462,819)      (7,210,812)
                                                  -------------     ------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (12,869,596)      (3,363,395)
                                                  -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........        135,950          (10,000)
                                                  -------------     ------------
Increase (Decrease) in Net Assets...............     (6,371,107)     (12,493,326)
Net Assets -- Beginning of Period...............    119,359,611      131,852,937
                                                  -------------     ------------
Net Assets -- End of Period.....................  $ 112,988,504     $119,359,611
                                                  =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            277              138
 Redeemed.......................................           (346)            (147)
                                                  -------------     ------------
 Net Increase (Decrease)........................            (69)              (9)
                                                  -------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             40               13
 Redeemed.......................................            (36)             (29)
                                                  -------------     ------------
 Net Increase (Decrease)........................              4              (16)
                                                  -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/SMALL
                                                            COMPANY INDEX
                                                 ----------------------------------
                                                        2009             2008
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   472,574      $      284,991
 Net realized gain (loss) on investments........    (7,594,188)          1,539,143
 Change in unrealized appreciation
  (depreciation) of investments.................    16,338,346         (20,813,018)
                                                   -----------      --------------
 Net Increase (decrease) in net assets from
  operations....................................     9,216,732         (18,988,884)
                                                   -----------      --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,410,158           5,516,788
  Transfers between funds including
   guaranteed interest account, net.............      (153,078)          1,636,286
  Transfers for contract benefits and
   terminations.................................    (1,888,845)         (1,862,501)
  Contract maintenance charges..................    (2,375,992)         (2,384,851)
                                                   -----------      --------------
Net increase (decrease) in net assets from
 contractowners transations.....................        (7,757)          2,905,722
                                                   -----------      --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (110,000)
                                                   -----------      --------------
Increase (Decrease) in Net Assets...............     9,208,975         (16,193,162)
Net Assets -- Beginning of Period...............    36,857,749          53,050,911
                                                   -----------      --------------
Net Assets -- End of Period.....................   $46,066,724      $   36,857,749
                                                   ===========      ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            47                  49
 Redeemed.......................................           (55)                (36)
                                                   -----------      --------------
 Net Increase (Decrease)........................            (8)                 13
                                                   -----------      --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            22                  16
 Redeemed.......................................           (16)                (16)
                                                   -----------      --------------
 Net Increase (Decrease)........................             6                  --
                                                   -----------      --------------

                                                         EQ/T. ROWE PRICE                     EQ/UBS GROWTH
                                                           GROWTH STOCK                         AND INCOME
                                                 -----------------------------------   -------------------------------
                                                        2009              2008             2009             2008
                                                 -----------------  ----------------   -------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  (108,599)      $    (125,362)     $   19,757     $     41,848
 Net realized gain (loss) on investments........    (2,101,354)           (289,223)       (440,108)        (205,597)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,030,316         (13,525,544)      1,571,718       (1,861,981)
                                                   -----------       -------------      ----------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     8,820,363         (13,940,129)      1,151,367       (2,025,730)
                                                   -----------       -------------      ----------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,822,532           3,233,436         665,564          716,215
  Transfers between funds including
   guaranteed interest account, net.............     5,542,821             244,974         (48,599)         442,793
  Transfers for contract benefits and
   terminations.................................    (1,253,265)         (1,429,849)        (74,047)         (97,746)
  Contract maintenance charges..................    (1,666,335)         (1,598,077)       (245,878)        (222,985)
                                                   -----------       -------------      ----------     ------------
Net increase (decrease) in net assets from
 contractowners transations.....................     5,445,753             450,484         297,040          838,277
                                                   -----------       -------------      ----------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (116,999)             --               --
                                                   -----------       -------------      ----------     ------------
Increase (Decrease) in Net Assets...............    14,266,116         (13,606,644)      1,448,407       (1,187,453)
Net Assets -- Beginning of Period...............    19,012,515          32,619,159       3,313,004        4,500,457
                                                   -----------       -------------      ----------     ------------
Net Assets -- End of Period.....................   $33,278,631       $  19,012,515      $4,761,411     $  3,313,004
                                                   ===========       =============      ==========     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             5                   4              --               --
 Redeemed.......................................            (5)                 (3)             --               --
                                                   -----------       -------------      ----------     ------------
 Net Increase (Decrease)........................            --                   1              --               --
                                                   -----------       -------------      ----------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           154                  68              16               19
 Redeemed.......................................           (81)                (64)            (12)              (9)
                                                   -----------       -------------      ----------     ------------
 Net Increase (Decrease)........................            73                   4               4               10
                                                   -----------       -------------      ----------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/VAN KAMPEN
                                                              COMSTOCK
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   28,560       $   39,159
 Net realized gain (loss) on investments........      (211,665)        (133,012)
 Change in unrealized appreciation
  (depreciation) of investments.................       738,712         (664,233)
                                                    ----------       ----------
 Net Increase (decrease) in net assets from
  operations....................................       555,607         (758,086)
                                                    ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       365,444          559,588
  Transfers between funds including
   guaranteed interest account, net.............       187,317          778,161
  Transfers for contract benefits and
   terminations.................................       (26,844)         (39,069)
  Contract maintenance charges..................      (140,393)        (122,145)
                                                    ----------       ----------
Net increase (decrease) in net assets from
 contractowners transations.....................       385,524        1,176,535
                                                    ----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           200               --
                                                    ----------       ----------
Increase (Decrease) in Net Assets...............       941,331          418,449
Net Assets -- Beginning of Period...............     1,594,764        1,176,315
                                                    ----------       ----------
Net Assets -- End of Period.....................    $2,536,095       $1,594,764
                                                    ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             7               15
 Redeemed.......................................            (7)              (4)
                                                    ----------       ----------
 Net Increase (Decrease)........................            --               11
                                                    ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             7                5
 Redeemed.......................................            (2)              (1)
                                                    ----------       ----------
 Net Increase (Decrease)........................             5                4
                                                    ----------       ----------

                                                          EQ/VAN KAMPEN              FIDELITY(R)
                                                          MID CAP GROWTH           MONEY MARKET (j)
                                                 -------------------------------- -----------------
                                                       2009            2008              2009
                                                 --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    (90,615)   $      (80,401)    $     9,556
 Net realized gain (loss) on investments........    (3,269,924)       (1,304,485)            (11)
 Change in unrealized appreciation
  (depreciation) of investments.................    12,340,576        (9,404,040)             12
                                                  ------------    --------------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     8,980,037       (10,788,926)          9,557
                                                  ------------    --------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,795,232         2,586,628          64,347
  Transfers between funds including
   guaranteed interest account, net.............    10,661,571         7,116,965      14,688,611
  Transfers for contract benefits and
   terminations.................................    (1,189,123)         (331,348)       (587,649)
  Contract maintenance charges..................    (1,268,417)         (972,422)       (160,823)
                                                  ------------    --------------     -----------
Net increase (decrease) in net assets from
 contractowners transations.....................    10,999,263         8,399,823      14,004,486
                                                  ------------    --------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --              --
                                                  ------------    --------------     -----------
Increase (Decrease) in Net Assets...............    19,979,300        (2,389,103)     14,014,043
Net Assets -- Beginning of Period...............    13,637,814        16,026,917              --
                                                  ------------    --------------     -----------
Net Assets -- End of Period.....................  $ 33,617,114    $   13,637,814     $14,014,043
                                                  ============    ==============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           158               104              --
 Redeemed.......................................           (64)              (50)             --
                                                  ------------    --------------     -----------
 Net Increase (Decrease)........................            94                54              --
                                                  ------------    --------------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            48                40             244
 Redeemed.......................................           (17)              (10)           (103)
                                                  ------------    --------------     -----------
 Net Increase (Decrease)........................            31                30             141
                                                  ------------    --------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                     ASSET MANAGER: GROWTH                  CONTRAFUND
                                                 ------------------------------ ---------------------------------
                                                      2009            2008            2009             2008
                                                 -------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   72,257    $     106,346   $      395,485   $      304,747
 Net realized gain (loss) on investments........     (943,320)         (66,825)     (10,041,698)      (7,441,451)
 Change in unrealized appreciation
  (depreciation) of investments.................    2,359,904       (2,744,180)      19,541,988      (13,201,509)
                                                   ----------    -------------   --------------   --------------
 Net Increase (decrease) in net assets from
  operations....................................    1,488,841       (2,704,659)       9,895,775      (20,338,213)
                                                   ----------    -------------   --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      145,015          132,315          677,014          811,151
  Transfers between funds including
   guaranteed interest account, net.............      228,022        2,432,143        4,762,326        2,025,624
  Transfers for contract benefits and
   terminations.................................      (50,494)         (71,925)      (1,813,764)      (1,940,325)
  Contract maintenance charges..................     (137,378)        (138,045)        (864,601)        (948,222)
                                                   ----------    -------------   --------------   --------------
Net increase (decrease) in net assets from
 contractowners transations.....................      185,165        2,354,488        2,760,975          (51,772)
                                                   ----------    -------------   --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --              420               --               --
                                                   ----------    -------------   --------------   --------------
Increase (Decrease) in Net Assets...............    1,674,006         (349,751)      12,656,750      (20,389,985)
Net Assets -- Beginning of Period...............    4,470,274        4,820,025       26,166,281       46,556,266
                                                   ----------    -------------   --------------   --------------
Net Assets -- End of Period.....................   $6,144,280    $   4,470,274   $   38,823,031   $   26,166,281
                                                   ==========    =============   ==============   ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --               --               --               --
 Redeemed.......................................           --               --               --               --
                                                   ----------    -------------   --------------   --------------
 Net Increase (Decrease)........................           --               --               --               --
                                                   ----------    -------------   --------------   --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           21               31               99               18
 Redeemed.......................................          (19)             (18)             (79)             (10)
                                                   ----------    -------------   --------------   --------------
 Net Increase (Decrease)........................            2               13               20                8
                                                   ----------    -------------   --------------   --------------

                                                    FIDELITY(R) VIP EQUITY-INCOME
                                                 -----------------------------------
                                                        2009              2008
                                                 ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $     96,077      $    155,724
 Net realized gain (loss) on investments........     (1,807,648)       (1,089,523)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,001,176        (2,546,871)
                                                   ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      1,289,605        (3,480,670)
                                                   ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........        134,810           206,941
  Transfers between funds including
   guaranteed interest account, net.............       (332,514)       (1,228,277)
  Transfers for contract benefits and
   terminations.................................        (84,820)         (157,276)
  Contract maintenance charges..................       (152,072)         (184,740)
                                                   ------------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       (434,596)       (1,363,352)
                                                   ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --                --
                                                   ------------      ------------
Increase (Decrease) in Net Assets...............        855,009        (4,844,022)
Net Assets -- Beginning of Period...............      4,515,139         9,359,161
                                                   ------------      ------------
Net Assets -- End of Period.....................   $  5,370,148      $  4,515,139
                                                   ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             --                --
 Redeemed.......................................             --                --
                                                   ------------      ------------
 Net Increase (Decrease)........................             --                --
                                                   ------------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             14                14
 Redeemed.......................................            (18)              (21)
                                                   ------------      ------------
 Net Increase (Decrease)........................             (4)               (7)
                                                   ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       FIDELITY(R) VIP                  FIDELITY(R) VIP
                                                       GROWTH & INCOME                    HIGH INCOME
                                                 ------------------------------ ---------------------------------
                                                      2009            2008            2009             2008
                                                 -------------- --------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   33,711    $      43,019   $  1,320,520     $    734,589
 Net realized gain (loss) on investments........     (864,730)        (134,222)    (1,464,994)        (969,736)
 Change in unrealized appreciation
  (depreciation) of investments.................    1,828,744       (2,012,846)     4,366,086       (2,022,122)
                                                   ----------    -------------   ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................      997,725       (2,104,049)     4,221,612       (2,257,269)
                                                   ----------    -------------   ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      168,506          193,618        198,731        3,336,572
  Transfers between funds including
   guaranteed interest account, net.............      785,228          741,455      7,374,108       (3,743,163)
  Transfers for contract benefits and
   terminations.................................      (29,381)        (115,297)      (200,102)        (267,434)
  Contract maintenance charges..................     (107,542)         (94,657)      (319,476)        (177,997)
                                                   ----------    -------------   ------------     ------------
Net increase (decrease) in net assets from
 contractowners transations.....................      816,811          725,119      7,053,261         (852,022)
                                                   ----------    -------------   ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --               --             --               --
                                                   ----------    -------------   ------------     ------------
Increase (Decrease) in Net Assets...............    1,814,536       (1,378,930)    11,274,873       (3,109,291)
Net Assets -- Beginning of Period...............    2,927,099        4,306,029      6,563,574        9,672,865
                                                   ----------    -------------   ------------     ------------
Net Assets -- End of Period.....................   $4,741,635    $   2,927,099   $ 17,838,447     $  6,563,574
                                                   ==========    =============   ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --               --             --               --
 Redeemed.......................................           --               --             --               --
                                                   ----------    -------------   ------------     ------------
 Net Increase (Decrease)........................           --               --             --               --
                                                   ----------    -------------   ------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           22               20            104               41
 Redeemed.......................................          (13)             (16)           (50)             (47)
                                                   ----------    -------------   ------------     ------------
 Net Increase (Decrease)........................            9                4             54               (6)
                                                   ----------    -------------   ------------     ------------

                                                          FIDELITY(R) VIP
                                                      INVESTMENT GRADE BOND
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $  1,282,735    $     389,350
 Net realized gain (loss) on investments........      (112,026)        (263,378)
 Change in unrealized appreciation
  (depreciation) of investments.................       977,133         (519,742)
                                                  ------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     2,147,842         (393,770)
                                                  ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,062,137          579,016
  Transfers between funds including
   guaranteed interest account, net.............    10,329,631         (664,417)
  Transfers for contract benefits and
   terminations.................................    (1,550,993)        (920,582)
  Contract maintenance charges..................      (350,357)        (213,609)
                                                  ------------    -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     9,490,418       (1,219,592)
                                                  ------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --               --
                                                  ------------    -------------
Increase (Decrease) in Net Assets...............    11,638,260       (1,613,362)
Net Assets -- Beginning of Period...............     8,340,156        9,953,518
                                                  ------------    -------------
Net Assets -- End of Period.....................  $ 19,978,416    $   8,340,156
                                                  ============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --               --
 Redeemed.......................................            --               --
                                                  ------------    -------------
 Net Increase (Decrease)........................            --               --
                                                  ------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           138               38
 Redeemed.......................................           (57)             (49)
                                                  ------------    -------------
 Net Increase (Decrease)........................            81              (11)
                                                  ------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         FIDELITY(R) VIP                  FIDELITY(R) VIP
                                                             MID CAP                           VALUE
                                                 -------------------------------- ---------------------------------
                                                       2009            2008             2009             2008
                                                 --------------- ---------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    124,092    $       78,125   $      31,562    $     31,248
 Net realized gain (loss) on investments........    (4,166,258)        1,525,077      (1,311,360)       (767,921)
 Change in unrealized appreciation
  (depreciation) of investments.................    12,713,271       (17,135,962)      2,887,666      (2,116,710)
                                                  ------------    --------------   -------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     8,671,105       (15,532,760)      1,607,868      (2,853,383)
                                                  ------------    --------------   -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       358,739           643,727          89,488          85,611
  Transfers between funds including
   guaranteed interest account, net.............     2,259,379          (688,436)        920,220        (921,417)
  Transfers for contract benefits and
   terminations.................................    (1,159,229)       (1,702,883)        (25,300)       (136,306)
  Contract maintenance charges..................      (711,044)         (826,324)       (115,641)       (138,032)
                                                  ------------    --------------   -------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       747,845        (2,573,916)        868,767      (1,110,144)
                                                  ------------    --------------   -------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --              --           3,150
                                                  ------------    --------------   -------------    ------------
Increase (Decrease) in Net Assets...............     9,418,950       (18,106,676)      2,476,635      (3,960,377)
Net Assets -- Beginning of Period...............    22,279,171        40,385,847       2,969,726       6,930,103
                                                  ------------    --------------   -------------    ------------
Net Assets -- End of Period.....................  $ 31,698,121    $   22,279,171   $   5,446,361    $  2,969,726
                                                  ============    ==============   =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --                --              --              --
 Redeemed.......................................            --                --              --              --
                                                  ------------    --------------   -------------    ------------
 Net Increase (Decrease)........................            --                --              --              --
                                                  ------------    --------------   -------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            41                41              23              11
 Redeemed.......................................           (38)              (54)            (14)            (19)
                                                  ------------    --------------   -------------    ------------
 Net Increase (Decrease)........................             3               (13)              9              (8)
                                                  ------------    --------------   -------------    ------------

                                                      FIDELITY(R) VIP VALUE
                                                            STRATEGIES
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $      17,851   $      24,672
 Net realized gain (loss) on investments........     (1,626,965)     (1,150,133)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,585,310      (2,135,183)
                                                  -------------   -------------
 Net Increase (decrease) in net assets from
  operations....................................      1,976,196      (3,260,644)
                                                  -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         51,299         136,110
  Transfers between funds including
   guaranteed interest account, net.............      1,375,601      (2,115,516)
  Transfers for contract benefits and
   terminations.................................        (20,854)       (291,583)
  Contract maintenance charges..................       (115,297)       (130,495)
                                                  -------------   -------------
Net increase (decrease) in net assets from
 contractowners transations.....................      1,290,749      (2,401,484)
                                                  -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --              --
                                                  -------------   -------------
Increase (Decrease) in Net Assets...............      3,266,945      (5,662,128)
Net Assets -- Beginning of Period...............      2,697,088       8,359,216
                                                  -------------   -------------
Net Assets -- End of Period.....................  $   5,964,033   $   2,697,088
                                                  =============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             --              --
 Redeemed.......................................             --              --
                                                  -------------   -------------
 Net Increase (Decrease)........................             --              --
                                                  -------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             23              10
 Redeemed.......................................            (13)            (23)
                                                  -------------   -------------
 Net Increase (Decrease)........................             10             (13)
                                                  -------------   -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             MULTIMANAGER
                                                        AGGRESSIVE EQUITY (f)
                                                 ------------------------------------
                                                       2009               2008
                                                 ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    (489,785)    $     (292,662)
 Net realized gain (loss) on investments........     (9,573,901)           997,032
 Change in unrealized appreciation
  (depreciation) of investments.................    102,184,636       (239,906,457)
                                                  -------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................     92,120,950       (239,202,087)
                                                  -------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     33,166,992         37,898,155
  Transfers between funds including
   guaranteed interest account, net.............     15,624,351        (19,361,895)
  Transfers for contract benefits and
   terminations.................................    (18,565,918)       (23,645,519)
  Contract maintenance charges..................    (30,075,099)       (31,474,886)
                                                  -------------     --------------
Net increase (decrease) in net assets from
 contractowners transations.....................        150,326        (36,584,145)
                                                  -------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........     (1,465,535)           (74,000)
                                                  -------------     --------------
Increase (Decrease) in Net Assets...............     90,805,741       (275,860,232)
Net Assets -- Beginning of Period...............    259,442,218        535,302,450
                                                  -------------     --------------
Net Assets -- End of Period.....................  $ 350,247,959     $  259,442,218
                                                  =============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            147                 25
 Redeemed.......................................           (116)              (105)
                                                  -------------     --------------
 Net Increase (Decrease)........................             31                (80)
                                                  -------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            109                 12
 Redeemed.......................................            (26)               (20)
                                                  -------------     --------------
 Net Increase (Decrease)........................             83                 (8)
                                                  -------------     --------------

                                                           MULTIMANAGER                       MULTIMANAGER
                                                            CORE BOND                     INTERNATIONAL EQUITY
                                                 -------------------------------- ------------------------------------
                                                       2009             2008             2009              2008
                                                 ---------------- --------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  2,967,750    $  3,744,858     $   594,477       $     789,609
 Net realized gain (loss) on investments........        (80,326)      2,040,252      (5,111,204)          1,869,820
 Change in unrealized appreciation
  (depreciation) of investments.................      3,847,315      (4,086,962)     17,098,013         (42,486,141)
                                                   ------------    ------------     -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................      6,734,739       1,698,148      12,581,286         (39,826,712)
                                                   ------------    ------------     -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,603,672       8,468,219       5,936,223           6,915,056
  Transfers between funds including
   guaranteed interest account, net.............     18,826,406       5,096,263      (2,316,607)         (1,439,723)
  Transfers for contract benefits and
   terminations.................................     (5,073,455)     (5,257,342)     (2,248,167)         (2,853,837)
  Contract maintenance charges..................     (5,839,973)     (4,921,082)     (3,331,420)         (3,406,563)
                                                   ------------    ------------     -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     16,516,650       3,386,058      (1,959,971)           (785,067)
                                                   ------------    ------------     -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --              --              --             (50,000)
                                                   ------------    ------------     -----------       -------------
Increase (Decrease) in Net Assets...............     23,251,389       5,084,206      10,621,315         (40,661,779)
Net Assets -- Beginning of Period...............     83,000,462      77,916,256      43,975,560          84,637,339
                                                   ------------    ------------     -----------       -------------
Net Assets -- End of Period.....................   $106,251,851    $ 83,000,462     $54,596,875       $  43,975,560
                                                   ============    ============     ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             46              24              10                  14
 Redeemed.......................................            (24)            (19)            (11)                 (9)
                                                   ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................             22               5              (1)                  5
                                                   ------------    ------------     -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            281             140              50                  59
 Redeemed.......................................           (178)           (120)            (69)                (72)
                                                   ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................            103              20             (19)                (13)
                                                   ------------    ------------     -----------       -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER                        MULTIMANAGER
                                                       LARGE CAP CORE EQUITY                  LARGE CAP GROWTH
                                                 ---------------------------------- ------------------------------------
                                                       2009              2008              2009              2008
                                                 ---------------- ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   83,253      $     25,225      $     2,227       $     (53,008)
 Net realized gain (loss) on investments........      (523,360)         (365,155)      (1,993,644)         (1,299,759)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,325,522        (3,422,875)       6,316,453          (8,366,392)
                                                    ----------      ------------      -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     1,885,415        (3,762,805)       4,325,036          (9,719,159)
                                                    ----------      ------------      -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       794,448         1,107,772        2,182,686           2,638,221
  Transfers between funds including
   guaranteed interest account, net.............       176,193          (640,962)         541,253          (1,076,940)
  Transfers for contract benefits and
   terminations.................................      (430,795)         (209,650)        (797,489)           (688,965)
  Contract maintenance charges..................      (544,280)         (579,473)      (1,232,995)         (1,313,602)
                                                    ----------      ------------      -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................        (4,434)         (322,313)         693,455            (441,286)
                                                    ----------      ------------      -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --               --                  --
                                                    ----------      ------------      -----------       -------------
Increase (Decrease) in Net Assets...............     1,880,981        (4,085,118)       5,018,491         (10,160,445)
Net Assets -- Beginning of Period...............     5,663,927         9,749,045       11,822,740          21,983,185
                                                    ----------      ------------      -----------       -------------
Net Assets -- End of Period.....................    $7,544,908      $  5,663,927      $16,841,231       $  11,822,740
                                                    ==========      ============      ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             3                 4                9                  12
 Redeemed.......................................            (3)               (3)              (9)                (10)
                                                    ----------      ------------      -----------       -------------
 Net Increase (Decrease)........................            --                 1               --                   2
                                                    ----------      ------------      -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            12                14               38                  39
 Redeemed.......................................           (13)              (19)             (30)                (45)
                                                    ----------      ------------      -----------       -------------
 Net Increase (Decrease)........................            (1)               (5)               8                  (6)
                                                    ----------      ------------      -----------       -------------

                                                             MULTIMANAGER
                                                           LARGE CAP VALUE
                                                 ----------------------------------
                                                       2009             2008
                                                 --------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    468,400     $     440,081
 Net realized gain (loss) on investments........    (5,018,316)       (1,600,662)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,008,272       (16,503,698)
                                                  ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................     6,458,356       (17,664,279)
                                                  ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,673,908         4,902,279
  Transfers between funds including
   guaranteed interest account, net.............    (2,707,927)        3,943,830
  Transfers for contract benefits and
   terminations.................................    (1,368,017)       (1,634,028)
  Contract maintenance charges..................    (2,082,548)       (2,112,723)
                                                  ------------     -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (2,484,584)        5,099,358
                                                  ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (9,000)
                                                  ------------     -------------
Increase (Decrease) in Net Assets...............     3,973,772       (12,573,921)
Net Assets -- Beginning of Period...............    30,423,726        42,997,647
                                                  ------------     -------------
Net Assets -- End of Period.....................  $ 34,397,498     $  30,423,726
                                                  ============     =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            10                16
 Redeemed.......................................           (10)               (9)
                                                  ------------     -------------
 Net Increase (Decrease)........................            --                 7
                                                  ------------     -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            37                75
 Redeemed.......................................           (62)              (48)
                                                  ------------     -------------
 Net Increase (Decrease)........................           (25)               27
                                                  ------------     -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                           MID CAP GROWTH
                                                 ------------------------------------
                                                        2009              2008
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   (83,784)      $    (111,559)
 Net realized gain (loss) on investments........    (3,443,322)         (1,803,825)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,650,276         (13,570,205)
                                                   -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     8,123,170         (15,485,589)
                                                   -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,091,742           3,561,879
  Transfers between funds including
   guaranteed interest account, net.............    (1,225,849)         (1,656,143)
  Transfers for contract benefits and
   terminations.................................      (941,645)         (1,063,609)
  Contract maintenance charges..................    (2,211,924)         (2,181,375)
                                                   -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (1,287,676)         (1,339,248)
                                                   -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --             (14,000)
                                                   -----------       -------------
Increase (Decrease) in Net Assets...............     6,835,494         (16,838,837)
Net Assets -- Beginning of Period...............    19,569,876          36,408,713
                                                   -----------       -------------
Net Assets -- End of Period.....................   $26,405,370       $  19,569,876
                                                   ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             5                   6
 Redeemed.......................................            (5)                 (6)
                                                   -----------       -------------
 Net Increase (Decrease)........................            --                  --
                                                   -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            44                  48
 Redeemed.......................................           (57)                (62)
                                                   -----------       -------------
 Net Increase (Decrease)........................           (13)                (14)
                                                   -----------       -------------

                                                            MULTIMANAGER                      MULTIMANAGER
                                                           MID CAP VALUE                    MULTI-SECTOR BOND
                                                 ---------------------------------- ---------------------------------
                                                       2009             2008              2009             2008
                                                 --------------- ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $  1,178,260     $      55,713     $   5,654,682    $  15,571,685
 Net realized gain (loss) on investments........    (7,038,608)       (4,688,232)      (13,831,082)      (8,011,463)
 Change in unrealized appreciation
  (depreciation) of investments.................    21,881,025       (16,939,226)       20,252,555      (51,057,039)
                                                  ------------     -------------     -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................    16,020,677       (21,571,745)       12,076,155      (43,496,817)
                                                  ------------     -------------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,389,623         5,217,954        12,414,470       29,622,108
  Transfers between funds including
   guaranteed interest account, net.............    (1,199,936)       (2,077,731)       (9,094,248)     (24,525,460)
  Transfers for contract benefits and
   terminations.................................    (2,054,895)       (3,130,608)       (6,234,374)      (8,814,127)
  Contract maintenance charges..................    (2,626,217)       (2,649,325)      (10,244,117)     (10,748,971)
                                                  ------------     -------------     -------------    -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (1,491,425)       (2,639,710)      (13,158,269)     (14,466,450)
                                                  ------------     -------------     -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --           (99,000)           20,000         (215,000)
                                                  ------------     -------------     -------------    -------------
Increase (Decrease) in Net Assets...............    14,529,252       (24,310,455)       (1,062,114)     (58,178,267)
Net Assets -- Beginning of Period...............    37,583,068        61,893,523       133,657,065      191,835,332
                                                  ------------     -------------     -------------    -------------
Net Assets -- End of Period.....................  $ 52,112,320     $  37,583,068     $ 132,594,951    $ 133,657,065
                                                  ============     =============     =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            14                14                74              207
 Redeemed.......................................           (14)               (7)             (113)            (241)
                                                  ------------     -------------     -------------    -------------
 Net Increase (Decrease)........................            --                 7               (39)             (34)
                                                  ------------     ---------------   -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            77                70                36               25
 Redeemed.......................................           (91)             (101)              (52)             (60)
                                                  ------------     -------------     -------------    -------------
 Net Increase (Decrease)........................           (14)              (31)              (16)             (35)
                                                  ------------     -------------     -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          MULTIMANAGER                      MULTIMANAGER
                                                        SMALL CAP GROWTH                  SMALL CAP VALUE
                                                 ------------------------------ ------------------------------------
                                                      2009            2008             2009              2008
                                                 -------------- --------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   (8,374)   $      (5,026)   $   190,463       $     (27,144)
 Net realized gain (loss) on investments........     (474,009)        (444,028)    (6,819,181)         (3,278,679)
 Change in unrealized appreciation
  (depreciation) of investments.................    1,951,235       (1,836,092)    12,659,383         (12,014,427)
                                                   ----------    -------------    -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................    1,468,852       (2,285,146)     6,030,665         (15,320,250)
                                                   ----------    -------------    -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    1,123,473        1,393,219      3,571,592           5,066,996
  Transfers between funds including
   guaranteed interest account, net.............    1,037,559          315,988     (1,931,657)         (4,787,815)
  Transfers for contract benefits and
   terminations.................................     (149,490)         (83,490)    (1,668,841)         (1,659,609)
  Contract maintenance charges..................     (457,655)        (419,764)    (2,096,002)         (2,320,371)
                                                   ----------    -------------    -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    1,553,887        1,205,953     (2,124,908)         (3,700,799)
                                                   ----------    -------------    -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --           (4,348)            --             (89,002)
                                                   ----------    -------------    -----------       -------------
Increase (Decrease) in Net Assets...............    3,022,739       (1,083,541)     3,905,757         (19,110,051)
Net Assets -- Beginning of Period...............    3,527,602        4,611,143     24,193,901          43,303,952
                                                   ----------    -------------    -----------       -------------
Net Assets -- End of Period.....................   $6,550,341    $   3,527,602    $28,099,658       $  24,193,901
                                                   ==========    =============    ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --               --              9                   9
 Redeemed.......................................           --               --             (8)                (10)
                                                   ----------    -------------    -----------       -------------
 Net Increase (Decrease)........................           --               --              1                  (1)
                                                   ----------    -------------    -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           52               27             34                  15
 Redeemed.......................................          (31)             (14)           (51)                (36)
                                                   ----------    -------------    -----------       -------------
 Net Increase (Decrease)........................           21               13            (17)                (21)
                                                   ----------    -------------    -----------       -------------

                                                             MULTIMANAGER
                                                              TECHNOLOGY
                                                 ------------------------------------
                                                        2009              2008
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  (252,094)      $    (318,846)
 Net realized gain (loss) on investments........    (2,973,341)          1,302,040
 Change in unrealized appreciation
  (depreciation) of investments.................    31,282,209         (45,032,927)
                                                   -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................    28,056,774         (44,049,733)
                                                   -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     6,789,321           8,386,016
  Transfers between funds including
   guaranteed interest account, net.............     4,857,836          (2,605,160)
  Transfers for contract benefits and
   terminations.................................    (2,772,799)         (3,095,651)
  Contract maintenance charges..................    (4,400,300)         (4,502,608)
                                                   -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     4,474,058          (1,817,403)
                                                   -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (249,000)
                                                   -----------       -------------
Increase (Decrease) in Net Assets...............    32,530,832         (46,116,136)
Net Assets -- Beginning of Period...............    47,556,666          93,672,802
                                                   -----------       -------------
Net Assets -- End of Period.....................   $80,087,498       $  47,556,666
                                                   ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             9                  11
 Redeemed.......................................            (5)                 (7)
                                                   -----------       -------------
 Net Increase (Decrease)........................             4                   4
                                                   -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           165                  79
 Redeemed.......................................          (139)               (114)
                                                   -----------       -------------
 Net Increase (Decrease)........................            26                 (35)
                                                   -----------       -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             NATURAL
                                                          RESOURCES (i)
                                                 --------------------------------
                                                       2009            2008
                                                 --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     56,008    $       24,460
 Net realized gain (loss) on investments........    (3,059,600)       (2,825,057)
 Change in unrealized appreciation
  (depreciation) of investments.................    14,001,075        (9,626,203)
                                                  ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................    10,997,483       (12,426,800)
                                                  ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,046,147         7,360,633
  Transfers between funds including
   guaranteed interest account, net.............     6,071,042        16,649,535
  Transfers for contract benefits and
   terminations.................................      (192,091)               --
  Contract maintenance charges..................      (399,098)         (165,163)
                                                  ------------    --------------
Net increase (decrease) in net assets from
 contractowners transations.....................     6,526,000        23,845,005
                                                  ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --
                                                  ------------    --------------
Increase (Decrease) in Net Assets...............    17,523,483        11,418,205
Net Assets -- Beginning of Period...............    11,418,205                --
                                                  ------------    --------------
Net Assets -- End of Period.....................  $ 28,941,688    $   11,418,205
                                                  ============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --                --
 Redeemed.......................................            --                --
                                                  ------------    --------------
 Net Increase (Decrease)........................            --                --
                                                  ------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           230               346
 Redeemed.......................................          (118)              (91)
                                                  ------------    --------------
 Net Increase (Decrease)........................           112               255
                                                  ------------    --------------

                                                          TARGET 2015                   TARGET 2025
                                                        ALLOCATION (i)                ALLOCATION (i)
                                                 ----------------------------- -----------------------------
                                                      2009           2008            2009           2008
                                                 -------------- -------------- ---------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  119,947     $ 33,450        $   59,493      $ 22,685
 Net realized gain (loss) on investments........       59,479      (26,966)           12,881         2,368
 Change in unrealized appreciation
  (depreciation) of investments.................      232,985      (55,945)          159,770           480
                                                   ----------     --------        ----------      --------
 Net Increase (decrease) in net assets from
  operations....................................      412,411      (49,461)          232,144        25,533
                                                   ----------     --------        ----------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      160,610       49,485             5,952           713
  Transfers between funds including
   guaranteed interest account, net.............    1,873,642      881,094           763,953       633,977
  Transfers for contract benefits and
   terminations.................................      (26,172)          --              (358)           --
  Contract maintenance charges..................      (48,631)      (3,275)          (28,977)       (2,070)
                                                   ----------     --------        ----------      --------
Net increase (decrease) in net assets from
 contractowners transations.....................    1,959,449      927,304           740,570       632,620
                                                   ----------     --------        ----------      --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --           --               (10)           --
                                                   ----------     --------        ----------      --------
Increase (Decrease) in Net Assets...............    2,371,860      877,843           972,704       658,153
Net Assets -- Beginning of Period...............      877,843           --           658,153            --
                                                   ----------     --------        ----------      --------
Net Assets -- End of Period.....................   $3,249,703     $877,843        $1,630,857      $658,153
                                                   ==========     ========        ==========      ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --           --                --            --
 Redeemed.......................................           --           --                --            --
                                                   ----------     --------        ----------      --------
 Net Increase (Decrease)........................           --           --                --            --
                                                   ----------     --------        ----------      --------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           37           13                12             9
 Redeemed.......................................          (11)          (2)               (3)           --
                                                   ----------     --------        ----------      --------
 Net Increase (Decrease)........................           26           11                 9             9
                                                   ----------     --------        ----------      --------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          TARGET 2035
                                                        ALLOCATION (i)
                                                 -----------------------------
                                                       2009           2008
                                                 ---------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   45,826     $    3,119
 Net realized gain (loss) on investments........        26,215            722
 Change in unrealized appreciation
  (depreciation) of investments.................       110,993        (16,517)
                                                    ----------     ----------
 Net Increase (decrease) in net assets from
  operations....................................       183,034        (12,676)
                                                    ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         2,258             --
  Transfers between funds including
   guaranteed interest account, net.............     1,019,710        109,900
  Transfers for contract benefits and
   terminations.................................            --             --
  Contract maintenance charges..................       (20,226)          (634)
                                                    ----------     ----------
Net increase (decrease) in net assets from
 contractowners transations.....................     1,001,742        109,266
                                                    ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --             --
                                                    ----------     ----------
Increase (Decrease) in Net Assets...............     1,184,776         96,590
Net Assets -- Beginning of Period...............        96,590             --
                                                    ----------     ----------
Net Assets -- End of Period.....................    $1,281,366     $   96,590
                                                    ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --             --
 Redeemed.......................................            --             --
                                                    ----------     ----------
 Net Increase (Decrease)........................            --             --
                                                    ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            15              1
 Redeemed.......................................            (2)            --
                                                    ----------     ----------
 Net Increase (Decrease)........................            13              1
                                                    ----------     ----------

                                                      TARGET 2045               VANGUARD VIF
                                                    ALLOCATION (i)              EQUITY INDEX
                                                 --------------------- ------------------------------
                                                     2009       2008        2009            2008
                                                 ------------ -------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $ 11,189        --    $   86,712    $     258,917
 Net realized gain (loss) on investments........     55,709    $   --      (400,087)        (207,953)
 Change in unrealized appreciation
  (depreciation) of investments.................      2,279        --     1,354,481       (2,355,208)
                                                   --------    ------    ----------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     69,177        --     1,041,106       (2,304,244)
                                                   --------    ------    ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,331     8,099       868,952        1,627,755
  Transfers between funds including
   guaranteed interest account, net.............     74,551        --      (356,370)        (124,368)
  Transfers for contract benefits and
   terminations.................................         --        --       (35,119)         (76,729)
  Contract maintenance charges..................     (7,450)       --      (515,603)        (494,378)
                                                   --------    ------    ----------    -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     75,432     8,099       (38,140)         932,280
                                                   --------    ------    ----------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........         --        --            --          (30,000)
                                                   --------    ------    ----------    -------------
Increase (Decrease) in Net Assets...............    144,609     8,099     1,002,966       (1,401,964)
Net Assets -- Beginning of Period...............      8,099        --     4,110,696        5,512,660
                                                   --------    ------    ----------    -------------
Net Assets -- End of Period.....................   $152,708    $8,099    $5,113,662    $   4,110,696
                                                   ========    ======    ==========    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................         --        --            10               18
 Redeemed.......................................         --        --           (10)             (10)
                                                   --------    ------    ----------    -------------
 Net Increase (Decrease)........................         --        --            --                8
                                                   --------    ------    ----------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................         19        --            --               --
 Redeemed.......................................        (16)       --            --               --
                                                   --------    ------    ----------    -------------
 Net Increase (Decrease)........................          3        --            --               --
                                                   --------    ------    ----------    -------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(b) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate II due to a fund merger on September 11, 2009.
(d) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(e) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(f) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(g) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(h) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(i) Units were made available for sale on May 1, 2008.
(j) Units were made available for sale on May 1, 2009.
(k) Units were made available for sale on September 18, 2009.
-------

The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2009

1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of a mutual fund's portfolio of AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, and Vanguard Variable Insurance Fund ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following separate Variable Investment Options:

AXA Premier VIP Trust*
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Growth
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond(8)
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanger Technology
o Natural Resources
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation
EQ Advisors Trust*
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Moderate Growth Strategy
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index(1)
o EQ/Core Bond Index(2)
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS(3)
o EQ/Evergreen Omega
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS(4)
o EQ/Global Multi-Sector Equity(5)
o EQ/Intermediate Government Bond Index(6)
o EQ/International Core PLUS
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/PIMCO Ultra Short Bond(7)
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Mid Cap Growth
Fidelity(R) Variable Insurance Products
o Fidelity(R) Money Market
o Fidelity(R) VIP Asset Manager: Growth
o Fidelity(R) VIP Contrafund(R)
o Fidelity(R) VIP Equity-Income
o Fidelity(R) VIP Growth & Income
o Fidelity(R) VIP High Income
o Fidelity(R) VIP Investment Grade Bond
o Fidelity(R) VIP Mid Cap
o Fidelity(R) VIP Value
o Fidelity(R) VIP Value Strategies
Vanguard Varaiable Insurance Fund
o Vanguard VIF Equity Index

----------------------

 (1) Formerly known as EQ/AllianceBernstein Common Stock
 (2) Formerly known as EQ/JPMorgan Core Bond
 (3) Fund was renamed twice this year. EQ/Marsico Focus was the former name, until 05/01/09 when name changed to EQ/Focus PLUS. On 09/18/09 the second change resulted in the current name.
 (4) Formerly known as EQ/Evergreen International Bond
 (5) Formerly known as EQ/Van Kampen Emerging Markets Equity
 (6) Formerly known as EQ/AllianceBernstein Intermediate Government Securities
 (7) Formerly known as EQ/PIMCO Real Return
 (8) Formerly known as Multimanager High Yield
  * An affiliate of AXA Equitable provides advisory services to one or more Portfolios of this Trust.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

1. Organization (Continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):
o Accumulator Life
o Incentive Life
o Incentive Life 2000
o Incentive Life Sales (1999 and after)
o Incentive Life '02
o Incentive Life '06
o Incentive Life(R) Optimizer
o Incentive Life PlusSM
o Incentive Life Plus Original Series
o Paramount Life
o IL Legacy
o IL Legacy II
o IL ProtectorSM
o Incentive Life COLI
o Incentive Life COLI '04
o Champion 2000
o Survivorship 2000
o Survivorship Incentive Life 1999
o Survivorship Incentive Life '02
o Survivorship Incentive Life(R) Legacy
o SP-Flex
o Corporate Owned Incentive Life(R)

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life PlusSM." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those Variable Investment Options supporting life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

Each of the Variable Investment Options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners.

In the normal course of business, the Variable Investment Options of the Account enter into Contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Effective April 1, 2009, and as further described in Note 3 of the financial statements, the Account implemented the new guidance related to Fair Value Measurements and Disclosures. This modification retains the "exit price" objective of fair value measurement and provides additional guidance for estimating fair value when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This guidance also references guidance on distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Implementation of the revised guidance did not have an impact on the net assets of the Account.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account primarily related to premiums, surrenders and death benefits.

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the fund the Contract is invested in, net of Contract charges.

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and the guaranteed interest account, net, are amounts that participants have directed to be moved the among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits.

Transfers for Contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for Contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Fair Value Disclosures

Under GAAP fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

3. Fair Value Disclosures (Concluded)

Level 1 - Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment assets of each Variable Investment Option of the Account have been classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to Contractowners of variable insurance policies. The Variable Investment Options may, without restriction, transact at the daily Net Asset Value(s) (NAV) of the mutual funds. The NAV represents the daily, per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

As of December 31, 2009, the Account did not hold any investments with significant unobservable inputs (Level 3).


4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                 Purchases          Sales
                                                ------------    ------------
AXA Aggressive Allocation.....................  $ 46,690,029    $ 25,187,550
AXA Balanced Strategy.........................         8,077             399
AXA Conservative Allocation...................    34,587,215      16,914,100
AXA Conservative Growth Strategy..............         7,664               0
AXA Conservative Strategy.....................         1,381             225
AXA Conservative-Plus Allocation..............    31,560,324       6,741,822
AXA Growth Strategy...........................       159,549             177
AXA Moderate Allocation.......................   139,684,340     120,531,686
AXA Moderate Growth Strategy..................     3,761,745          18,055
AXA Moderate-Plus Allocation..................   107,451,681      37,130,977
EQ/AllianceBernstein International............    29,638,152      63,193,781
EQ/AllianceBernstein Small Cap Growth.........     9,205,923      21,254,102
EQ/BlackRock Basic Value Equity...............    24,578,740      19,262,902
EQ/BlackRock International Value..............    21,032,079      22,699,977
EQ/Boston Advisors Equity Income..............     4,216,732       3,436,360
EQ/Calvert Socially Responsible...............       155,318         172,012
EQ/Capital Guardian Growth....................     3,199,656       2,893,050
EQ/Capital Guardian Research..................     6,169,319      14,939,818
EQ/Common Stock Index.........................    50,666,807     158,476,087
EQ/Core Bond Index............................    36,979,120      33,577,773
EQ/Equity 500 Index...........................    61,761,309      84,740,585
EQ/Equity Growth PLUS.........................    10,746,111      24,685,307
EQ/Evergreen Omega............................    14,923,899       4,320,958
EQ/GAMCO Mergers and Acquisitions.............     3,638,332       1,675,632
EQ/GAMCO Small Company Value..................    19,288,239       7,005,196
EQ/Global Bond PLUS...........................    14,575,613      12,156,159
EQ/Global Multi-Sector Equity.................    43,115,512      37,718,954
EQ/Intermediate Government Bond Index.........    23,265,897      49,249,045
EQ/International Core PLUS....................    12,827,639       5,049,851
EQ/International Growth.......................    12,214,181       4,696,429
EQ/JPMorgan Value Opportunities...............     5,367,890       5,388,273
EQ/Large Cap Core PLUS........................     1,729,748       1,884,856
EQ/Large Cap Growth Index.....................    12,694,603      12,632,599
EQ/Large Cap Growth PLUS......................     9,959,890      18,496,858

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

4. Purchases and Sales of Investments (Concluded)


                                               Purchases         Sales
                                              ------------   ------------
EQ/Large Cap Value Index.....................    2,365,307      1,107,185
EQ/Large Cap Value PLUS......................   20,426,519     61,170,074
EQ/Lord Abbett Growth and Income.............      807,577        299,373
EQ/Lord Abbett Large Cap Core................    4,745,292      1,830,344
EQ/Mid Cap Index.............................   10,239,703     12,988,614
EQ/Mid Cap Value PLUS........................  227,691,406    156,301,068
EQ/Money Market..............................  239,160,472    321,255,472
EQ/Montag & Caldwell Growth..................    9,011,172      4,585,028
EQ/PIMCO Ultra Short Bond....................   65,749,884     42,427,872
EQ/Quality Bond PLUS.........................   66,505,006     76,317,445
EQ/Small Company Index.......................    9,950,926      9,533,259
EQ/T. Rowe Price Growth Stock................   11,263,983      5,927,167
EQ/UBS Growth and Income.....................    1,207,848        891,051
EQ/Van Kampen Comstock.......................      954,208        539,924
EQ/Van Kampen Mid Cap Growth.................   17,125,573      6,219,231
Fidelity(R) Money Market.....................   24,265,236     10,251,194
Fidelity(R) VIP Asset Manager: Growth........    2,485,777      2,217,008
Fidelity(R) VIP Contrafund...................   14,229,341     11,063,156
Fidelity(R) VIP Equity-Income................    1,651,411      1,989,823
Fidelity(R) VIP Growth & Income..............    2,214,047      1,363,525
Fidelity(R) VIP High Income..................   15,238,012      6,864,231
Fidelity(R) VIP Investment Grade Bond........   17,866,904      7,040,891
Fidelity(R) VIP Mid Cap......................    7,915,828      6,898,437
Fidelity(R) VIP Value........................    2,483,609      1,583,280
Fidelity(R) VIP Value Strategies.............    3,054,502      1,745,902
Multimanager Aggressive Equity...............   35,264,759     35,358,581
Multimanager Core Bond.......................   47,416,325     27,718,642
Multimanager International Equity............    8,021,635      9,392,267
Multimanager Large Cap Core Equity...........    1,758,908      1,680,939
Multimanager Large Cap Growth................    3,618,393      2,922,711
Multimanager Large Cap Value.................    5,603,876      7,621,475
Multimanager Mid Cap Growth..................    4,175,053      5,551,227
Multimanager Mid Cap Value...................   11,412,908     11,724,223
Multimanager Multi-Sector Bond...............   24,258,095     31,735,387
Multimanager Small Cap Growth................    3,569,369      2,003,697
Multimanager Small Cap Value.................    5,710,501      7,645,030
Multimanger Technology.......................   19,373,876     15,153,817
Natural Resources............................   16,333,935      7,414,357
Target 2015 Allocation.......................    3,045,355        960,554
Target 2025 Allocation.......................      999,221        195,985
Target 2035 Allocation.......................    1,248,584        197,409
Target 2045 Allocation.......................    1,442,321      1,354,493
Vanguard VIF Equity Index....................    1,088,384        961,070

5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

5. Expenses and Related Party Transactions (Concluded)

average daily net assets. These fees are reflected in the net asset value of the shares of The Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far
East), Fidelity Investments Japan Limited, and FMR Co., Inc. serve as investment managers for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual Portfolios and range for EQAT and VIP from a low of 0.07% to a high of 1.19% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


6. Reorganizations

In 2009, several fund reorganizations were made within EQ Advisors Trust, and corresponding reorganizations were made within the Variable Investment Options of the Account. In these reorganizations, certain Portfolios of EQ Advisors Trust (the " Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQ Advisors Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were merged with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). Contractholders of the Removed Investment Options received interests in the Surviving Investment Options with a value equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------------------
                           Removed Portfolio                      Surviving Portfolio
-----------------------------------------------------------------------------------------------------
  September 11, 2009       EQ/Ariel Appreciation II               EQ/Mid Cap Value PLUS
                           EQ/Lord Abbett Mid Cap Value
                           EQ/Van Kampen Real Estate
-----------------------------------------------------------------------------------------------------
                           EQ/Ariel Appreciation II
Shares -- Class A              316,009
Value -- Class A           $      9.38
Shares -- Class B               50,411
Value -- Class B           $      9.40
Net Assets Before Merger   $ 3,438,028
Net Assets After Merger    $        --
                           EQ/Lord Abbett Mid Cap Value
Shares -- Class A            1,604,414
Value -- Class A           $      7.92
Shares -- Class B              117,759
Value -- Class B           $      7.93
Net Assets Before Merger   $13,640,788
Net Assets After Merger    $        --
                           EQ/Van Kampen Real Estate
Shares -- Class A            6,725,545                               27,541,666
Value -- Class A           $      5.48                             $       7.83
Shares -- Class B              510,838                                  785,654
Value -- Class B           $      5.48                             $       7.74
Net Assets Before Merger   $39,655,379                             $164,998,012
Net Assets After Merger    $        --                             $221,732,207
-----------------------------------------------------------------------------------------------------
 September 11, 2009        EQ/AXA Rosenberg Value Long/Short      EQ/PIMCO Ultra Short Bond
                           Equity
                           EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------
                           EQ/AXA Rosenberg Value Long/Short
                           Equity
Shares -- Class A              594,116
Value -- Class A           $      8.63
Shares -- Class B              349,713
Value -- Class B           $      8.60
Net Assets Before Merger   $ 8,134,753
Net Assets After Merger    $        --
                           EQ/Short Duration Bond
Shares -- Class A              414,390                               3,489,285
Value -- Class A           $      9.12                            $       9.95
Shares -- Class B              177,824                               1,733,884
Value -- Class B           $      9.13                            $       9.95
Net Assets Before Merger   $ 5,401,645                            $ 38,445,299
Net Assets After Merger    $        --                            $ 51,981,697
-----------------------------------------------------------------------------------------------------
 September 18, 2009        Multimanager Health Care               Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------
Shares -- Class A            2,349,607                              14,641,928
Value -- Class A           $      9.21                            $      22.08
Shares -- Class B              657,157                                 812,579
Value -- Class B           $      9.02                            $      21.67
Net Assets Before Merger   $27,567,437                            $313,355,842
Net Assets After Merger    $        --                            $340,923,279
-----------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations (Concluded)


-----------------------------------------------------------------------------------------------------
                            Removed Portfolio                    Surviving Portfolio
-----------------------------------------------------------------------------------------------------
 September 25, 2009         EQ/Caywood Scholl High Yield Bond    EQ/Quality Bond PLUS
-----------------------------------------------------------------------------------------------------
Shares -- Class B            1,058,150                             3,202,885
Value -- Class B            $     3.99                           $      9.19
Net Assets Before Merger    $4,222,019                           $25,212,495
Net Assets After Merger     $       --                           $29,434,514
-----------------------------------------------------------------------------------------------------
 September 25, 2009         EQ/Long Term Bond                    EQ/Core Bond Index
-----------------------------------------------------------------------------------------------------
Shares -- Class A              195,111                             3,546,318
Value -- Class A            $    12.74                           $      9.62
Shares -- Class B              137,831                             2,203,215
Value -- Class B            $    12.74                           $      9.62
Net Assets Before Merger    $4,241,681                           $51,090,302
Net Assets After Merger     $       --                           $55,331,983

7. Contractowner Charges

Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:


                                                           Mortality and Expense     Mortality     Administrative     Total
                                                          ----------------------- --------------- ---------------- ----------
Accumulator Life.........................................      varies (b)(d)         varies (b)     varies (b)(f)    varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000......................   0.60% (a)                 --              --           0.60%
Incentive Life '02.......................................   varies (b)(g)             --              --           0.80%
Incentive Life '06.......................................   0.85%(b)(e)               --              --           0.85%
Survivorship Incentive Life '02..........................   0.90%(b)                  --              --           0.90%
Paramount Life...........................................   0.60%(a)                  --              --           0.60%
Incentive Life Plus Original Series......................   0.60%(b)                  --              --           0.60%
Incentive Life COLI......................................   0.60%(b)                  --              --           0.60%
Incentive Life COLI '04..................................   0.75%(b)(c)               --              --           0.75%
Survivorship Incentive Life 1999.........................   0.60%(a)                  --              --           0.60%
Survivorship 2000........................................   0.90%(a)                  --              --           0.90%
IL Legacy................................................   1.75%(b)(h)               --              --           1.75%
IL Legacy II.............................................   0.85%(b)(i)               --              --           0.85%
IL Protector.............................................   0.80%(a)                  --              --           0.80%
SP-Flex..................................................   0.85%(a)                0.60%(a)        0.35%(a)       1.80%
Incentive Life(R) Optimizer..............................   0.85%(b)(e)               --              --           0.85%
Survivorship Incentive Life(R) Legacy....................   0.55%(b)(j)               --              --           0.55%
Corporate Owned Incentive Life(R)........................   0.35%(b)(k)               --              --           0.35%

----------------------

(a)   Charged to daily net assets of the Account.

(b) Charged to Contractowners Account and is included in Transfer for Contract benefits and terminations in the Statements of Changes in Net Assets.

(c)   Policy years 1-5 0.75% (1.00% maximum)
      Policy years 6-20 0.55% (0.75% maximum)

(d) Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum
      Policy years 11+0.30% to 0.50% maximum

(e)   Policy years 1-8 0.85% (1.00% maximum)
      Policy years 9-10 0.00% (1.00% maximum)
      Policy years 11+ 0.00% (0.50% maximum)

(f)   Policy years 1-10 0.72% to 1.73%
      Policy years 11+ 0.11% to 0.32%

(g)   Policy years 1-15 0.80%, 0.70% or 0.60% depending
      Policy years 16+ 0.30% or 0.20% depending

(h)   Policy years 1-10 1.75% (maximum and current)
      Policy years 11-20 0.25% (0.50% maximum)
      Policy Years 21+ 0.00% (0.50% maximum)

(i)   Policy years 1-15 0.85% (maximum and current)
      Policy years 26+ 0.00% (0.85% maximum)
      For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.

(j)   Policy years 1-15 0.55% (maximum)
      Policy years 16+ 0.05% (0.55% maximum)
      For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

(k)   Policy years 1-10 0.35% (0.50% maximum)
      Policy years 11+ 0.10% (0.35% maximum)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Continued)

The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity Contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life '06 mortality and expense risk charge of 0.85% will be in effect for the first 8 policy years on a current basis. For policy years 9 and later, the charge is currently 0.00%. The current mortality and expense risk charges are lower than guaranteed charges .

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life(R) Optimizer mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years on a 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive
Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for Contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for Contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Concluded)


Charges                                     When charge is deducted
------------------------------------------- -------------------------
Riders                                      Monthly

Death Benefit Guarantee (Guaranteed         Monthly
Minimum Death Benefit Charge).

Charge for State and Local Tax Expense      At time of premium
                                            payment

Charge for Federal Tax Expenses             At time of premium
                                            payment

Premium Charge                              At time of premium
                                            payment

Monthly administrative charges              Monthly

Cost of Insurance (COI) and Rating          Monthly
charge

Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on Contract.

Partial Withdrawal                          At time of transaction.

Increase in policy's face amount            At time of transaction.

Administrative Surrender Charge             At time of transaction.

Transfers among investment options          At time of transaction.
per policy year



Charges                                                          Amount deducted                           How deducted
------------------------------------------- -------------------------------------------------------- -----------------------
Riders                                      Amount varies depending on the specifics of your         Unit liquidation from
                                            policy. Depending on the rider, may be additional        account value
                                            charges deducted from premiums.

Death Benefit Guarantee (Guaranteed         Low - $0.01 for each $1,000 of face amount of            Unit liquidation from
Minimum Death Benefit Charge).              the policy.                                              account value

                                            High - $0.02 for each $1,000 of face amount of
                                            the policy.

Charge for State and Local Tax Expense      Varies by state of residence of insured person.          Deducted from
                                                                                                     premium

Charge for Federal Tax Expenses             1.25%                                                    Deducted from
                                                                                                     premium

Premium Charge                              Depending on the policy, varies from a flat fee of $2    Deducted from
                                            to $250 to a range of 3% to 30% on premiums              premium

Monthly administrative charges              Low - $5 per month                                       Unit liquidation from
                                                                                                     account value

                                            High - Depending on face amount, policyholder
                                            age at issue and policy year, up to $55 per month.

                                            Depending on the policy, may also be a charge per
                                            $1,000 of face amount ranging from $0.03 to
                                            $ 0.70

Cost of Insurance (COI) and Rating          Amount varies depending upon specifics of policy.        Unit liquidation from
charge                                      COI based upon amount at risk. Rating Charge             account value
                                            based upon face amount of insurance.

Surrender, termination or decrease in       The amount of surrender charges if applicable is set     Unit liquidation from
face amount of policy during the first 10   forth in your policy.                                    account value
or 15 years depending on Contract.

Partial Withdrawal                          $25 (or if less, 2% of the withdrawal), if applicable    Unit liquidation from
                                                                                                     account value

Increase in policy's face amount            $1.50 for each $1,000 of the increase (but not           Unit liquidation from
                                            more than $250 in total), if applicable                  account value

Administrative Surrender Charge             $2 to $6 per 1,000 depending on issue age which          Unit liquidation from
                                            after the third year declines if applicable              account value

                                            Depending on the policy, may also be a charge per
                                            policy ranging from $450 to $540 which after the
                                            third year declines

Transfers among investment options          Low - $25 after 12 transfers if applicable               Unit liquidation from
per policy year                                                                                      account value

                                            High - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 130.17             --                 --            --        27.60%
         Highest contract charge 0.90% Class A         $ 123.02             --                 --            --        26.45%
         All contract charges                                --            541            $68,292          1.23%          --
  2008   Lowest contract charge 0.00% Class A          $ 102.02             --                 --            --       (39.04)%
         Highest contract charge 0.90% Class A         $  97.29             --                 --            --       (39.59)%
         All contract charges                                --            557            $55,039          1.79%          --
  2007   Lowest contract charge 0.00% Class A          $ 167.36             --                 --            --         6.44%
         Highest contract charge 0.90% Class A         $ 161.05             --                 --            --         5.47%
         All contract charges                                --            458            $75,012          3.31%          --
  2006   Lowest contract charge 0.00% Class A          $ 157.24             --                 --            --        18.18%
         Highest contract charge 0.90% Class A         $ 152.70             --                 --            --        17.12%
         All contract charges                                --            233            $36,082          3.64%          --
  2005   Lowest contract charge 0.00% Class A          $ 133.04             --                 --            --         8.33%
         Highest contract charge 0.90% Class A         $ 130.37             --                 --            --         7.36%
         All contract charges                                --            105            $12,566          5.00%          --
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 128.17             --                 --            --        27.28%
         Highest contract charge 0.90% Class B         $ 121.13             --                 --            --        26.13%
         All contract charges                                --            342            $43,394          1.23%          --
  2008   Lowest contract charge 0.00% Class B          $ 100.70             --                 --            --       (39.19)%
         Highest contract charge 0.90% Class B         $  96.03             --                 --            --       (39.74)%
         All contract charges                                --            242            $24,066          1.79%          --
  2007   Lowest contract charge 0.00% Class B          $ 165.60             --                 --            --         6.17%
         Highest contract charge 0.90% Class B         $ 159.36             --                 --            --         5.21%
         All contract charges                                --            140            $22,756          3.31%          --
  2006   Lowest contract charge 0.00% Class B          $ 155.98             --                 --            --        17.90%
         Highest contract charge 0.90% Class B         $ 151.47             --                 --            --        16.84%
         All contract charges                                --             68            $10,432          3.64%          --
  2005   Lowest contract charge 0.00% Class B          $ 132.30                                --            --         8.06%
         Highest contract charge 0.90% Class B         $ 129.64             --                 --            --         7.09%
         All contract charges                                --             31            $ 4,069          5.00%          --
AXA Balanced Strategy
---------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (y)      $ 101.74             --                 --            --         1.85%
         Highest contract charge 0.00% Class B (y)     $ 101.74             --                 --            --         1.85%
         All contract charges                                --             --            $     8          3.59%          --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 124.37             --                 --            --        10.10%
         Highest contract charge 0.90% Class A         $ 117.54             --                 --            --         9.11%
         All contract charges                                --            235            $28,315          3.52%          --
  2008   Lowest contract charge 0.00% Class A          $ 112.96             --                 --            --       (10.80)%
         Highest contract charge 0.90% Class A         $ 107.73             --                 --            --       (11.60)%
         All contract charges                                --            122            $13,469          5.91%          --
  2007   Lowest contract charge 0.00% Class A          $ 126.63             --                 --            --         6.07%
         Highest contract charge 0.90% Class A         $ 121.86             --                 --            --         5.11%
         All contract charges                                --             73            $ 9,013          4.70%          --
  2006   Lowest contract charge 0.00% Class A          $ 119.38             --                 --            --         6.64%
         Highest contract charge 0.90% Class A         $ 115.93             --                 --            --         5.68%
         All contract charges                                --             37            $ 4,339          4.65%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
AXA Conservative Allocation (Continued)
---------------------------------------
  2005   Lowest contract charge 0.00% Class A          $ 111.95             --                 --            --         2.70%
         Highest contract charge 0.90% Class A         $ 109.70             --                 --            --         1.77%
         All contract charges                                --             23            $ 2,552          4.10%          --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 122.45             --                 --            --         9.83%
         Highest contract charge 0.90% Class B         $ 115.72             --                 --            --         8.84%
         All contract charges                                --             57            $ 6,849          3.52%          --
  2008   Lowest contract charge 0.00% Class B          $ 111.49             --                 --            --       (11.01)%
         Highest contract charge 0.90% Class B         $ 106.32             --                 --            --       (11.82)%
         All contract charges                                --             33            $ 3,580          5.91%          --
  2007   Lowest contract charge 0.00% Class B          $ 125.29             --                 --            --         5.80%
         Highest contract charge 0.90% Class B         $ 120.57             --                 --            --         4.85%
         All contract charges                                --             12            $ 1,457          4.70%          --
  2006   Lowest contract charge 0.00% Class B          $ 118.42             --                 --            --         6.37%
         Highest contract charge 0.90% Class B         $ 115.00             --                 --            --         5.42%
         All contract charges                                --              7            $   896          4.65%          --
  2005   Lowest contract charge 0.00% Class B          $ 111.33             --                 --            --         2.44%
         Highest contract charge 0.90% Class B         $ 109.09             --                 --            --         1.52%
         All contract charges                                --              4            $   485          4.10%          --
AXA Conservative Growth Strategy
--------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (y)      $ 101.49             --                 --            --         1.63%
         Highest contract charge 0.00% Class B (y)     $ 101.49             --                 --            --         1.63%
         All contract charges                                --             --            $     8          4.28%          --
AXA Conservative Strategy
-------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (y)      $ 100.81             --                 --            --         1.00%
         Highest contract charge 0.00% Class B (y)     $ 100.81             --                 --            --         1.00%
         All contract charges                                --             --            $     1          5.24%          --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 124.89             --                 --            --        14.70%
         Highest contract charge 0.90% Class A         $ 118.03             --                 --            --        13.67%
         All contract charges                                --            283            $33,330          3.39%          --
  2008   Lowest contract charge 0.00% Class A          $ 108.88             --                 --            --       (19.22)%
         Highest contract charge 0.90% Class A         $ 103.83             --                 --            --       (19.95)%
         All contract charges                                --            126            $13,363          4.59%          --
  2007   Lowest contract charge 0.00% Class A          $ 134.79             --                 --            --         5.75%
         Highest contract charge 0.90% Class A         $ 129.71             --                 --            --         4.80%
         All contract charges                                --             82            $10,940          4.42%          --
  2006   Lowest contract charge 0.00% Class A          $ 127.46             --                 --            --         9.03%
         Highest contract charge 0.90% Class A         $ 123.77             --                 --            --         8.05%
         All contract charges                                --             44            $ 5,540          3.91%          --
  2005   Lowest contract charge 0.00% Class A          $ 116.90             --                 --            --         3.50%
         Highest contract charge 0.90% Class A         $ 114.55             --                 --            --         2.57%
         All contract charges                                --             30            $ 3,453          5.23%          --
AXA Conservative-Plus Allocation
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 122.96             --                 --            --        14.42%
         Highest contract charge 0.90% Class B         $ 116.20             --                 --            --        13.39%
         All contract charges                                --             91            $10,952          3.39%          --
  2008   Lowest contract charge 0.00% Class B          $ 107.46             --                 --            --       (19.43)%
         Highest contract charge 0.90% Class B         $ 102.48             --                 --            --       (20.15)%
         All contract charges                                --             54            $ 5,770          4.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
AXA Conservative-Plus Allocation (Continued)
--------------------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 133.37              --                 --           --         5.49%
         Highest contract charge 0.90% Class B     $ 128.34              --                 --           --         4.54%
         All contract charges                            --              15         $    1,965         4.42%          --
  2006   Lowest contract charge 0.00% Class B      $ 126.43              --                 --           --         8.76%
         Highest contract charge 0.90% Class B     $ 122.77              --                 --           --         7.78%
         All contract charges                            --               7         $      836         3.91%          --
  2005   Lowest contract charge 0.00% Class B      $ 116.25              --                 --           --         3.25%
         Highest contract charge 0.90% Class B     $ 113.91              --                 --           --         2.32%
         All contract charges                            --               4         $      441         5.23%          --
AXA Growth Strategy (y)
-----------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 102.40              --                 --           --         2.45%
         Highest contract charge 0.00% Class B     $ 102.40              --                 --           --         2.45%
         All contract charges                            --               2         $      159         2.86%          --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 260.68              --                 --           --        17.30%
         Highest contract charge 0.90% Class A     $ 241.38              --                 --           --        16.25%
         All contract charges                            --           2,251         $1,030,287         1.61%          --
  2008   Lowest contract charge 0.00% Class A      $ 222.23              --                 --           --       (24.29)%
         Highest contract charge 0.90% Class A     $ 207.64              --                 --           --       (24.97)%
         All contract charges                            --           2,411         $  962,519         3.66%          --
  2007   Lowest contract charge 0.00% Class A      $ 293.51              --                 --           --         6.54%
         Highest contract charge 0.90% Class A     $ 276.73              --                 --           --         5.58%
         All contract charges                            --           2,592         $1,387,781         3.32%          --
  2006   Lowest contract charge 0.00% Class A      $ 275.48              --                 --           --        10.60%
         Highest contract charge 0.90% Class A     $ 262.11              --                 --           --         9.60%
         All contract charges                            --           2,735         $1,392,978         2.87%          --
  2005   Lowest contract charge 0.00% Class A      $ 249.09              --                 --           --         5.05%
         Highest contract charge 0.90% Class A     $ 239.15              --                 --           --         4.38%
         All contract charges                            --           2,888         $1,343,916         2.56%          --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 128.99              --                 --           --        17.01%
         Highest contract charge 0.90% Class B     $ 130.72              --                 --           --        15.96%
         All contract charges                            --             926         $  116,123         1.61%          --
  2008   Lowest contract charge 0.00% Class B      $ 110.24              --                 --           --       (24.47)%
         Highest contract charge 0.90% Class B     $ 112.73              --                 --           --       (25.16)%
         All contract charges                            --             772         $   82,571         3.66%          --
  2007   Lowest contract charge 0.00% Class B      $ 145.96              --                 --           --         6.27%
         Highest contract charge 0.90% Class B     $ 150.62              --                 --           --         5.31%
         All contract charges                            --             685         $   96,133         3.32%          --
  2006   Lowest contract charge 0.00% Class B      $ 137.35              --                 --           --        10.32%
         Highest contract charge 0.90% Class B     $ 143.03              --                 --           --         9.33%
         All contract charges                            --             638         $   85,631         2.87%          --
  2005   Lowest contract charge 0.00% Class B      $ 124.50              --                 --           --         4.80%
         Highest contract charge 0.90% Class B     $ 130.82              --                 --           --         3.85%
         All contract charges                            --             659         $   89,296         2.56%          --
AXA Moderate Growth Strategy (y)
--------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 102.03              --                 --           --         2.11%
         Highest contract charge 0.00% Class B     $ 102.03              --                 --           --         2.11%
         All contract charges                            --              37         $    3,816         1.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 132.87              --                --            --        22.27%
         Highest contract charge 0.90% Class A     $ 125.57              --                --            --        21.16%
         All contract charges                            --           1,623          $208,381          1.64%          --
  2008   Lowest contract charge 0.00% Class A      $ 108.67              --                --            --       (31.61)%
         Highest contract charge 0.90% Class A     $ 103.64              --                --            --       (32.22)%
         All contract charges                            --           1,552          $164,181          2.62%          --
  2007   Lowest contract charge 0.00% Class A      $ 158.89              --                --            --         6.65%
         Highest contract charge 0.90% Class A     $ 152.90              --                --            --         5.69%
         All contract charges                            --           1,250          $194,601          3.77%          --
  2006   Lowest contract charge 0.00% Class A      $ 148.98              --                --            --        14.79%
         Highest contract charge 0.90% Class A     $ 144.67              --                --            --        13.76%
         All contract charges                            --             683          $100,405          3.84%          --
  2005   Lowest contract charge 0.00% Class A      $ 129.78              --                --            --         6.93%
         Highest contract charge 0.90% Class A     $ 127.17              --                --            --         5.97%
         All contract charges                            --             294          $ 37,728          5.53%          --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 130.81              --                --            --        21.95%
         Highest contract charge 0.90% Class B     $ 123.62              --                --            --        20.85%
         All contract charges                            --           1,000          $129,202          1.64%          --
  2008   Lowest contract charge 0.00% Class B      $ 107.26              --                --            --       (31.77)%
         Highest contract charge 0.90% Class B     $ 102.29              --                --            --       (32.39)%
         All contract charges                            --             727          $ 76,912          2.62%          --
  2007   Lowest contract charge 0.00% Class B      $ 157.21              --                --            --         6.39%
         Highest contract charge 0.90% Class B     $ 151.29              --                --            --         5.43%
         All contract charges                            --             430          $ 66,580          3.77%          --
  2006   Lowest contract charge 0.00% Class B      $ 147.77              --                --            --        14.50%
         Highest contract charge 0.90% Class B     $ 143.50              --                --            --        13.48%
         All contract charges                            --             199          $ 29,024          3.84%          --
  2005   Lowest contract charge 0.00% Class B      $ 129.05              --                --            --         6.67%
         Highest contract charge 0.90% Class B     $ 126.46              --                --            --         5.71%
         All contract charges                            --              61          $  7,834          3.95%          --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 156.28              --                --            --        27.41%
         Highest contract charge 0.90% Class A     $ 136.77              --                --            --        26.27%
         All contract charges                            --           2,669          $385,918          2.64%          --
  2008   Lowest contract charge 0.00% Class A      $ 122.66              --                --            --       (50.60)%
         Highest contract charge 0.90% Class A     $ 108.32              --                --            --       (51.04)%
         All contract charges                            --           2,982          $340,199          2.81%          --
  2007   Lowest contract charge 0.00% Class A      $ 248.28              --                --            --        12.01%
         Highest contract charge 0.90% Class A     $ 221.26              --                --            --        11.00%
         All contract charges                            --           3,274          $760,166          1.50%          --
  2006   Lowest contract charge 0.00% Class A      $ 221.66              --                --            --        23.82%
         Highest contract charge 0.90% Class A     $ 199.34              --                --            --        22.71%
         All contract charges                            --           3,392          $705,764          1.66%          --
  2005   Lowest contract charge 0.00% Class A      $ 179.02              --                --            --        15.58%
         Highest contract charge 0.90% Class A     $ 162.45              --                --            --        14.54%
         All contract charges                            --           3,448          $581,793          1.74%          --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 107.23              --                --            --        27.09%
         Highest contract charge 0.90% Class B     $ 101.19              --                --            --        25.96%
         All contract charges                            --             524          $ 55,911          2.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/AllianceBernstein International (Continued)
----------------------------------------------
  2008   Lowest contract charge 0.00% Class B     $  84.37              --                 --            --       (50.72)%
         Highest contract charge 0.90% Class B    $  80.34              --                 --            --       (51.17)%
         All contract charges                           --             569           $ 48,080          2.81%          --
  2007   Lowest contract charge 0.00% Class B     $ 171.21              --                 --            --        11.73%
         Highest contract charge 0.90% Class B    $ 164.52              --                 --            --        10.71%
         All contract charges                           --             583           $100,264          1.50%          --
  2006   Lowest contract charge 0.00% Class B     $ 153.24              --                 --            --        23.52%
         Highest contract charge 0.90% Class B    $ 148.60              --                 --            --        22.41%
         All contract charges                           --             560           $ 86,902          1.66%          --
  2005   Lowest contract charge 0.00% Class B     $ 124.06              --                 --            --        15.29%
         Highest contract charge 0.90% Class B    $ 121.39              --                 --            --        14.26%
         All contract charges                           --             540           $ 68,275          1.74%          --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A     $ 187.20              --                 --            --        36.02%
         Highest contract charge 0.90% Class A    $ 166.93              --                 --            --        34.79%
         All contract charges                           --             664           $117,397          0.13%          --
  2008   Lowest contract charge 0.00% Class A     $ 137.63              --                 --            --       (44.52)%
         Highest contract charge 0.90% Class A    $ 123.85              --                 --            --       (45.02)%
         All contract charges                           --             719           $ 93,895          0.01%          --
  2007   Lowest contract charge 0.00% Class A     $ 248.07              --                 --            --        16.99%
         Highest contract charge 0.90% Class A    $ 225.25              --                 --            --        15.92%
         All contract charges                           --             776           $183,518            --           --
  2006   Lowest contract charge 0.00% Class A     $ 212.05              --                 --            --         9.27%
         Highest contract charge 0.90% Class A    $ 194.31              --                 --            --         8.28%
         All contract charges                           --             842           $170,884            --           --
  2005   Lowest contract charge 0.00% Class A     $ 194.07              --                 --            --        11.78%
         Highest contract charge 0.90% Class A    $ 179.44              --                 --            --        10.78%
         All contract charges                           --             879           $163,607            --           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $ 154.43              --                 --            --        35.68%
         Highest contract charge 0.90% Class B    $ 124.79              --                 --            --        34.46%
         All contract charges                           --             339           $ 44,293          0.13%          --
  2008   Lowest contract charge 0.00% Class B     $ 113.82              --                 --            --       (44.66)%
         Highest contract charge 0.90% Class B    $  92.81              --                 --            --       (45.16)%
         All contract charges                           --             371           $ 35,774          0.01%          --
  2007   Lowest contract charge 0.00% Class B     $ 205.66              --                 --            --        16.69%
         Highest contract charge 0.90% Class B    $ 169.23              --                 --            --        15.63%
         All contract charges                           --             384           $ 67,100            --           --
  2006   Lowest contract charge 0.00% Class B     $ 176.25              --                 --            --         9.00%
         Highest contract charge 0.90% Class B    $ 146.35              --                 --            --         8.02%
         All contract charges                           --             407           $ 61,163            --           --
  2005   Lowest contract charge 0.00% Class B     $ 161.69              --                 --            --        11.51%
         Highest contract charge 0.90% Class B    $ 135.48              --                 --            --        10.51%
         All contract charges                           --             419           $ 58,017            --           --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 174.33              --                 --            --        30.60%
         Highest contract charge 0.60% Class A    $ 167.91              --                 --            --        29.82%
         All contract charges                           --             137           $ 23,060          2.76%          --
  2008   Lowest contract charge 0.00% Class A     $ 133.48              --                 --            --       (36.40)%
         Highest contract charge 0.60% Class A    $ 129.34              --                 --            --       (36.78)%
         All contract charges                           --             118           $ 15,312          1.72%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/BlackRock Basic Value Equity (Continued)
-------------------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 209.86             --                 --            --         1.43%
         Highest contract charge 0.60% Class A     $ 204.58             --                 --            --         0.82%
         All contract charges                            --             92           $ 18,777          1.08%          --
  2006   Lowest contract charge 0.00% Class A      $ 206.90             --                 --            --        21.21%
         Highest contract charge 0.60% Class A     $ 202.91             --                 --            --        20.49%
         All contract charges                            --             81           $ 16,311          2.90%          --
  2005   Lowest contract charge 0.00% Class A      $ 170.69             --                 --            --         3.21%
         Highest contract charge 0.60% Class A     $ 168.41             --                 --            --         2.59%
         All contract charges                            --             67           $ 11,074          1.38%          --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 230.61             --                 --            --        30.28%
         Highest contract charge 0.90% Class B     $ 205.66             --                 --            --        29.11%
         All contract charges                            --            658           $139,175          2.76%          --
  2008   Lowest contract charge 0.00% Class B      $ 177.01             --                 --            --       (36.56)%
         Highest contract charge 0.90% Class B     $ 159.29             --                 --            --       (37.13)%
         All contract charges                            --            668           $108,533          1.72%          --
  2007   Lowest contract charge 0.00% Class B      $ 279.01             --                 --            --         1.18%
         Highest contract charge 0.90% Class B     $ 253.37             --                 --            --         0.27%
         All contract charges                            --            716           $183,917          1.08%          --
  2006   Lowest contract charge 0.00% Class B      $ 275.76             --                 --            --        20.91%
         Highest contract charge 0.90% Class B     $ 252.70             --                 --            --        19.83%
         All contract charges                            --            768           $196,776          2.90%          --
  2005   Lowest contract charge 0.00% Class B      $ 228.07             --                 --            --         2.95%
         Highest contract charge 0.90% Class B     $ 210.89             --                 --            --         2.03%
         All contract charges                            --            827           $176,643          1.38%          --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 190.88             --                 --            --        30.59%
         Highest contract charge 0.60% Class A     $ 141.34             --                 --            --        29.80%
         All contract charges                            --            116           $ 21,409          2.15%          --
  2008   Lowest contract charge 0.00% Class A      $ 146.17             --                 --            --       (42.86)%
         Highest contract charge 0.60% Class A     $ 108.89             --                 --            --       (43.19)%
         All contract charges                            --            116           $ 16,541          2.19%          --
  2007   Lowest contract charge 0.00% Class A      $ 255.79             --                 --            --        10.47%
         Highest contract charge 0.60% Class A     $ 191.69             --                 --            --         9.80%
         All contract charges                            --            111           $ 27,712          1.92%          --
  2006   Lowest contract charge 0.00% Class A      $ 231.55             --                 --            --        25.98%
         Highest contract charge 0.60% Class A     $ 174.58             --                 --            --        25.23%
         All contract charges                            --             94           $ 21,155          3.57%          --
  2005   Lowest contract charge 0.00% Class A      $ 183.79             --                 --            --        11.12%
         Highest contract charge 0.60% Class A     $ 139.41             --                 --            --        10.45%
         All contract charges                            --             69           $ 12,366          1.38%          --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 140.29             --                 --            --        30.25%
         Highest contract charge 0.90% Class B     $ 140.20             --                 --            --        29.08%
         All contract charges                            --            806           $115,534          2.15%          --
  2008   Lowest contract charge 0.00% Class B      $ 107.71             --                 --            --       (42.99)%
         Highest contract charge 0.90% Class B     $ 108.61             --                 --            --       (43.51)%
         All contract charges                            --            841           $ 93,084          2.19%          --
  2007   Lowest contract charge 0.00% Class B      $ 188.94             --                 --            --        10.19%
         Highest contract charge 0.90% Class B     $ 192.27             --                 --            --         9.19%
         All contract charges                            --            950           $185,432          1.92%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 171.47             --                 --            --        25.68%
         Highest contract charge 0.90% Class B         $ 176.08             --                 --            --        24.56%
         All contract charges                                --            978           $174,081          3.57%          --
  2005   Lowest contract charge 0.00% Class B          $ 136.43             --                 --            --        10.84%
         Highest contract charge 0.90% Class B         $ 141.37             --                 --            --         9.84%
         All contract charges                                --            957           $136,185          1.80%          --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)      $  74.69             --                 --            --        11.83%
         Highest contract charge 0.90% Class A (c)     $  72.89             --                 --            --        10.83%
         All contract charges                                --             57           $  4,166          2.64%          --
  2008   Lowest contract charge 0.00% Class A (c)      $  66.79             --                 --            --       (32.12)%
         Highest contract charge 0.90% Class A (c)     $  65.77             --                 --            --       (32.74)%
         All contract charges                                --             48           $  3,153          3.06%          --
  2007   Lowest contract charge 0.00% Class A (c)      $  98.40             --                 --            --        (1.60)%
         Highest contract charge 0.90% Class A (c)     $  97.78             --                 --            --        (2.22)%
         All contract charges                                --             17           $  1,714          2.69%
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 103.43             --                 --            --        11.55%
         Highest contract charge 0.90% Class B (c)     $  72.39             --                 --            --        10.54%
         All contract charges                                --             61           $  5,880          2.64%          --
  2008   Lowest contract charge 0.00% Class B          $  92.72             --                 --            --       (32.30)%
         Highest contract charge 0.90% Class B (c)     $  65.49             --                 --            --       (32.91)%
         All contract charges                                --             58           $  4,949          3.06%          --
  2007   Lowest contract charge 0.00% Class B          $ 136.96             --                 --            --         3.70%
         Highest contract charge 0.90% Class B (c)     $  97.61             --                 --            --        (2.39)%
         All contract charges                                --             34           $  4,423          2.69%          --
  2006   Lowest contract charge 0.00% Class B          $ 132.07             --                 --            --        15.96%
         Highest contract charge 0.00% Class B         $ 132.07             --                 --            --        15.96%
         All contract charges                                --             25           $  3,237          2.75%          --
  2005   Lowest contract charge 0.00% Class B          $ 113.89             --                 --            --         6.15%
         Highest contract charge 0.00% Class B         $ 113.89             --                 --            --         6.15%
         All contract charges                                --             11           $  1,282          2.59%          --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A          $ 127.56             --                 --            --        31.21%
         Highest contract charge 0.00% Class A         $ 127.56             --                 --            --        31.21%
         All contract charges                                --             --           $     41          0.30%          --
  2008   Lowest contract charge 0.00% Class A          $  97.22             --                 --            --       (45.08)%
         Highest contract charge 0.00% Class A         $  97.22             --                 --            --       (45.08)%
         All contract charges                                --             --           $     24          0.33%          --
  2007   Lowest contract charge 0.00% Class A          $ 177.03             --                 --            --        12.41%
         Highest contract charge 0.00% Class A         $ 177.03             --                 --            --        12.41%
         All contract charges                                --             --           $     12          0.40%          --
  2006   Lowest contract charge 0.00% Class A          $ 157.48             --                 --            --         5.45%
         Highest contract charge 0.00% Class A         $ 157.48             --                 --            --         5.45%
         All contract charges                                --             --                 --            --           --
  2005   Lowest contract charge 0.00% Class A          $ 149.34             --                 --            --         9.00%
         Highest contract charge 0.00% Class A         $ 149.34             --                 --            --         9.00%
         All contract charges                                --             --                 --            --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  80.31             --                 --             --        30.89%
         Highest contract charge 0.90% Class B    $  73.12             --                 --             --        29.71%
         All contract charges                           --              6             $  492           0.30%          --
  2008   Lowest contract charge 0.00% Class B     $  61.36             --                 --             --       (45.22)%
         Highest contract charge 0.90% Class B    $  56.37             --                 --             --       (45.71)%
         All contract charges                           --              7             $  401           0.33%          --
  2007   Lowest contract charge 0.00% Class B     $ 112.02             --                 --             --        12.13%
         Highest contract charge 0.90% Class B    $ 103.84             --                 --             --        11.12%
         All contract charges                           --              7             $  747           0.40%          --
  2006   Lowest contract charge 0.00% Class B     $  99.90             --                 --             --         5.23%
         Highest contract charge 0.90% Class B    $  93.45             --                 --             --         4.28%
         All contract charges                           --              2             $  233             --           --
  2005   Lowest contract charge 0.00% Class B     $  94.93             --                 --             --         8.74%
         Highest contract charge 0.90% Class B    $  89.61             --                 --             --         7.76%
         All contract charges                           --              1             $  129             --           --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% *
  2009   Lowest contract charge 0.00% Class A     $ 129.23             --                 --             --        33.78%
         Highest contract charge 0.00% Class A    $ 129.23             --                 --             --        33.78%
         All contract charges                           --              3             $  363           0.37%          --
  2008   Lowest contract charge 0.00% Class A     $  96.60             --                 --             --       (40.25)%
         Highest contract charge 0.00% Class A    $  96.60             --                 --             --       (40.25)%
         All contract charges                           --              3             $  299           0.18%          --
  2007   Lowest contract charge 0.00% Class A     $ 161.68             --                 --             --         5.78%
         Highest contract charge 0.00% Class A    $ 161.68             --                 --             --         5.78%
         All contract charges                           --              3             $  444             --           --
  2006   Lowest contract charge 0.00% Class A     $ 152.85             --                 --             --         7.67%
         Highest contract charge 0.00% Class A    $ 152.85             --                 --             --         7.67%
         All contract charges                           --             --             $   64           0.22%          --
  2005   Lowest contract charge 0.00% Class A     $ 141.97             --                 --             --         5.37%
         Highest contract charge 0.00% Class A    $ 141.97             --                 --             --         5.37%
         All contract charges                           --             --             $   62           0.20%          --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  69.81             --                 --             --        33.45%
         Highest contract charge 0.90% Class B    $  72.89             --                 --             --        32.24%
         All contract charges                           --             70             $5,162           0.37%          --
  2008   Lowest contract charge 0.00% Class B     $  52.31             --                 --             --       (40.41)%
         Highest contract charge 0.90% Class B    $  55.12             --                 --             --       (40.95)%
         All contract charges                           --             65             $3,620           0.18%          --
  2007   Lowest contract charge 0.00% Class B     $  87.78             --                 --             --         5.48%
         Highest contract charge 0.90% Class B    $  93.34             --                 --             --         4.52%
         All contract charges                           --             77             $7,226             --           --
  2006   Lowest contract charge 0.00% Class B     $  83.22             --                 --             --         7.40%
         Highest contract charge 0.90% Class B    $  89.30             --                 --             --         6.44%
         All contract charges                           --             47             $4,247           0.22%          --
  2005   Lowest contract charge 0.00% Class B     $  77.49             --                 --             --         5.11%
         Highest contract charge 0.90% Class B    $  83.90             --                 --             --         4.16%
         All contract charges                           --             26             $2,195           0.20%          --
EQ/Capital Guardian Research(f)
-------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 154.58             --                 --             --        31.78%
         Highest contract charge 0.60% Class A    $ 101.67             --                 --             --        30.99%
         All contract charges                           --             64             $9,138           1.18%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Capital Guardian Research (f) (Continued)
--------------------------------------------
  2008   Lowest contract charge 0.00% Class A      $ 117.30              --                 --           --       (39.51)%
         Highest contract charge 0.60% Class A     $  77.62              --                 --           --       (39.87)%
         All contract charges                            --              64         $    6,892         0.93%          --
  2007   Lowest contract charge 0.00% Class A      $ 193.92              --                 --           --         1.90%
         Highest contract charge 0.60% Class A     $ 129.09              --                 --           --         1.28%
         All contract charges                            --              65         $   11,625         1.25%          --
  2006   Lowest contract charge 0.00% Class A      $ 190.31              --                 --           --        12.33%
         Highest contract charge 0.60% Class A     $ 127.46              --                 --           --        11.66%
         All contract charges                            --               5         $      729         0.57%          --
  2005   Lowest contract charge 0.00% Class A      $ 169.42              --                 --           --         6.32%
         Highest contract charge 0.60% Class A     $ 114.15              --                 --           --         5.69%
         All contract charges                            --               5         $      549         0.56%          --
EQ/Capital Guardian Research (f)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 118.02              --                 --           --        31.46%
         Highest contract charge 0.90% Class B     $ 107.49              --                 --           --        30.28%
         All contract charges                            --             739         $   82,540         1.18%          --
  2008   Lowest contract charge 0.00% Class B      $  89.78              --                 --           --       (39.66)%
         Highest contract charge 0.90% Class B     $  82.51              --                 --           --       (40.21)%
         All contract charges                            --             839         $   71,731         0.93%          --
  2007   Lowest contract charge 0.00% Class B      $ 148.80              --                 --           --         1.66%
         Highest contract charge 0.90% Class B     $ 137.99              --                 --           --         0.73%
         All contract charges                            --             991         $  141,208         1.25%          --
  2006   Lowest contract charge 0.00% Class B      $ 146.37              --                 --           --        12.06%
         Highest contract charge 0.90% Class B     $ 136.99              --                 --           --        11.05%
         All contract charges                            --             631         $   88,935         0.57%          --
  2005   Lowest contract charge 0.00% Class B      $ 130.63              --                 --           --         6.06%
         Highest contract charge 0.90% Class B     $ 123.36              --                 --           --         5.10%
         All contract charges                            --             667         $   84,346         0.56%          --
EQ/Common Stock Index
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 266.33              --                 --           --        28.65%
         Highest contract charge 0.90% Class A     $ 291.37              --                 --           --        27.49%
         All contract charges                            --           2,319         $1,221,065         1.98%          --
  2008   Lowest contract charge 0.00% Class A      $ 207.02              --                 --           --       (43.66)%
         Highest contract charge 0.90% Class A     $ 228.54              --                 --           --       (44.16)%
         All contract charges                            --           2,570         $1,063,965         1.76%          --
  2007   Lowest contract charge 0.00% Class A      $ 367.42              --                 --           --         3.74%
         Highest contract charge 0.90% Class A     $ 409.31              --                 --           --         2.80%
         All contract charges                            --           2,851         $2,121,464         1.21%          --
  2006   Lowest contract charge 0.00% Class A      $ 354.17              --                 --           --        10.96%
         Highest contract charge 0.90% Class A     $ 398.15              --                 --           --         9.97%
         All contract charges                            --           3,107         $2,255,277         1.42%          --
  2005   Lowest contract charge 0.00% Class A      $ 319.17              --                 --           --         4.56%
         Highest contract charge 0.90% Class A     $ 362.05              --                 --           --         3.62%
         All contract charges                            --           3,328         $2,221,730         1.05%          --
EQ/Common Stock Index
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $  83.59              --                 --           --        28.32%
         Highest contract charge 0.90% Class B     $  91.28              --                 --           --        27.17%
         All contract charges                            --           1,434         $  134,673         1.98%          --
  2008   Lowest contract charge 0.00% Class B      $  65.14              --                 --           --       (43.79)%
         Highest contract charge 0.90% Class B     $  71.78              --                 --           --       (44.30)%
         All contract charges                            --           1,545         $  114,072         1.76%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 ----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- ------------
EQ/Common Stock Index (Continued)
---------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 115.89              --                --            --         3.48%
         Highest contract charge 0.90% Class B     $ 128.87              --                --            --         2.54%
         All contract charges                            --           1,632          $215,773          1.21%          --
  2006   Lowest contract charge 0.00% Class B      $ 111.99              --                --            --        10.69%
         Highest contract charge 0.90% Class B     $ 125.68              --                --            --         9.70%
         All contract charges                            --           1,728          $222,898          1.42%          --
  2005   Lowest contract charge 0.00% Class B      $ 101.18              --                --            --         4.30%
         Highest contract charge 0.90% Class B     $ 114.57              --                --            --         3.36%
         All contract charges                            --           1,773          $207,802          1.05%          --
EQ/Core Bond Index (k)
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 114.76              --                --            --         2.93%
         Highest contract charge 0.90% Class A     $ 111.50              --                --            --         1.85%
         All contract charges                            --             277          $ 34,011          2.63%          --
  2008   Lowest contract charge 0.00% Class A      $ 111.49              --                --            --        (8.70)%
         Highest contract charge 0.60% Class A     $ 114.58              --                --            --        (9.24)%
         All contract charges                            --             177          $ 19,837          4.36%          --
  2007   Lowest contract charge 0.00% Class A      $ 122.11              --                --            --         3.35%
         Highest contract charge 0.60% Class A     $ 126.25              --                --            --         2.73%
         All contract charges                            --             183          $ 22,459          4.85%          --
  2006   Lowest contract charge 0.00% Class A      $ 118.15              --                --            --         4.31%
         Highest contract charge 0.60% Class A     $ 122.90              --                --            --         3.68%
         All contract charges                            --             144          $ 17,085          5.07%          --
  2005   Lowest contract charge 0.00% Class A      $ 113.28              --                --            --         2.47%
         Highest contract charge 0.60% Class A     $ 118.54              --                --            --         1.86%
         All contract charges                            --              99          $ 11,243          4.69%          --
EQ/Core Bond Index (k)
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 119.83              --                --            --         2.69%
         Highest contract charge 0.90% Class B     $ 135.26              --                --            --         1.76%
         All contract charges                            --             148          $ 19,669          2.63%          --
  2008   Lowest contract charge 0.00% Class B      $ 116.70              --                --            --        (8.93)%
         Highest contract charge 0.90% Class B     $ 132.92              --                --            --        (9.76)%
         All contract charges                            --             231          $ 30,469          4.36%          --
  2007   Lowest contract charge 0.00% Class B      $ 128.15              --                --            --         3.11%
         Highest contract charge 0.90% Class B     $ 147.29              --                --            --         2.17%
         All contract charges                            --             266            39,114          4.85%          --
  2006   Lowest contract charge 0.00% Class B      $ 124.29              --                --            --         4.06%
         Highest contract charge 0.90% Class B     $ 144.16              --                --            --         3.13%
         All contract charges                            --             225          $ 32,545          5.07%          --
  2005   Lowest contract charge 0.00% Class B      $ 119.44              --                --            --         2.22%
         Highest contract charge 0.90% Class B     $ 139.79              --                --            --         1.30%
         All contract charges                            --             162          $ 22,802          4.69%          --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 301.80              --                --            --        26.18%
         Highest contract charge 0.90% Class A     $ 264.28              --                --            --        25.04%
         All contract charges                            --           1,537          $434,234          2.17%          --
  2008   Lowest contract charge 0.00% Class A      $ 239.18              --                --            --       (37.17)%
         Highest contract charge 0.90% Class A     $ 211.35              --                --            --       (37.73)%
         All contract charges                            --           1,683          $378,210          1.89%          --
  2007   Lowest contract charge 0.00% Class A      $ 380.65              --                --            --         5.22%
         Highest contract charge 0.90% Class A     $ 339.42              --                --            --         4.27%
         All contract charges                            --           1,757          $629,598          1.54%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2006   Lowest contract charge 0.00% Class A      $ 361.77              --                --            --        15.38%
         Highest contract charge 0.90% Class A     $ 325.53              --                --            --        14.34%
         All contract charges                            --           1,865          $637,198          1.75%          --
  2005   Lowest contract charge 0.00% Class A      $ 313.55              --                --            --         4.66%
         Highest contract charge 0.90% Class A     $ 284.70              --                --            --         3.72%
         All contract charges                            --           2,049          $608,947          1.54%          --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $  91.81              --                --            --        25.87%
         Highest contract charge 0.90% Class B     $  98.92              --                --            --        24.73%
         All contract charges                            --           1,049          $ 93,840          2.17%          --
  2008   Lowest contract charge 0.00% Class B      $  72.94              --                --            --       (37.33)%
         Highest contract charge 0.90% Class B     $  79.31              --                --            --       (37.88)%
         All contract charges                            --           1,013          $ 72,180          1.89%          --
  2007   Lowest contract charge 0.00% Class B      $ 116.38              --                --            --         4.95%
         Highest contract charge 0.90% Class B     $ 127.68              --                --            --         4.00%
         All contract charges                            --           1,054          $119,906          1.54%          --
  2006   Lowest contract charge 0.00% Class B      $ 110.89              --                --            --        15.09%
         Highest contract charge 0.90% Class B     $ 122.77              --                --            --        14.06%
         All contract charges                            --           1,078          $118,004          1.75%          --
  2005   Lowest contract charge 0.00% Class B      $  96.35              --                --            --         4.40%
         Highest contract charge 0.90% Class B     $ 107.63              --                --            --         3.47%
         All contract charges                            --           1,095          $104,727          1.54%          --
EQ/Equity Growth PLUS
---------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 150.08              --                --            --        27.85%
         Highest contract charge 0.60% Class A     $ 144.56              --                --            --        27.08%
         All contract charges                            --             227          $ 33,783          0.92%          --
  2008   Lowest contract charge 0.00% Class A      $ 117.39              --                --            --       (40.15)%
         Highest contract charge 0.60% Class A     $ 113.75              --                --            --       (40.51)%
         All contract charges                            --             232          $ 26,902          1.01%          --
  2007   Lowest contract charge 0.00% Class A      $ 196.14              --                --            --        14.33%
         Highest contract charge 0.60% Class A     $ 191.21              --                --            --        13.64%
         All contract charges                            --             198          $ 38,456          0.24%          --
  2006   Lowest contract charge 0.00% Class A      $ 171.56              --                --            --         9.59%
         Highest contract charge 0.60% Class A     $ 168.26              --                --            --         8.94%
         All contract charges                            --             166          $ 28,114          0.79%          --
  2005   Lowest contract charge 0.00% Class A      $ 156.54              --                --            --        10.98%
         Highest contract charge 0.60% Class A     $ 154.45              --                --            --        10.31%
         All contract charges                            --             112          $ 17,408          0.02%          --
EQ/Equity Growth PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 143.43              --                --            --        27.81%
         Highest contract charge 0.90% Class B     $ 133.13              --                --            --        26.66%
         All contract charges                            --             686          $ 94,638          0.92%          --
  2008   Lowest contract charge 0.00% Class B      $ 112.22              --                --            --       (40.29)%
         Highest contract charge 0.90% Class B     $ 105.11              --                --            --       (40.83)%
         All contract charges                            --             803          $ 86,963          1.01%          --
  2007   Lowest contract charge 0.00% Class B      $ 187.95              --                --            --        14.05%
         Highest contract charge 0.90% Class B     $ 177.63              --                --            --        13.01%
         All contract charges                            --             778          $141,730          0.24%          --
  2006   Lowest contract charge 0.00% Class B      $ 164.80              --                --            --         9.32%
         Highest contract charge 0.90% Class B     $ 157.18              --                --            --         8.34%
         All contract charges                            --             777          $124,514          0.79%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Equity Growth PLUS (Continued)
---------------------------------
  2005   Lowest contract charge 0.00% Class B          $ 150.75             --                 --            --        10.70%
         Highest contract charge 0.90% Class B         $ 145.08             --                 --            --         9.71%
         All contract charges                                --            684           $100,695          0.02%          --
EQ/Evergreen Omega
------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A          $ 190.92             --                 --            --        40.65%
         Highest contract charge 0.00% Class A         $ 190.92             --                 --            --        40.65%
         All contract charges                                --             12           $  2,157          0.23%          --
  2008   Lowest contract charge 0.00% Class A          $ 135.74             --                 --            --       (27.42)%
         Highest contract charge 0.00% Class A         $ 135.74             --                 --            --       (27.42)%
         All contract charges                                --              4           $    380          0.61%          --
  2007   Lowest contract charge 0.00% Class A          $ 187.02             --                 --            --        11.61%
         Highest contract charge 0.00% Class A         $ 187.02             --                 --            --        11.61%
         All contract charges                                --              3           $    432            --           --
  2006   Lowest contract charge 0.00% Class A          $ 167.56             --                 --            --         6.13%
         Highest contract charge 0.00% Class A         $ 167.56             --                 --            --         6.13%
         All contract charges                                --              1           $     82          2.06%          --
  2005   Lowest contract charge 0.00% Class A          $ 157.88             --                 --            --         4.22%
         Highest contract charge 0.00% Class A         $ 157.88             --                 --            --         4.22%
         All contract charges                                --              1           $    108          0.04%          --
EQ/Evergreen Omega
------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 109.78             --                 --            --        40.29%
         Highest contract charge 0.90% Class B         $  99.98             --                 --            --        39.04%
         All contract charges                                --            235           $ 24,042          0.23%          --
  2008   Lowest contract charge 0.00% Class B          $  78.25             --                 --            --       (27.60)%
         Highest contract charge 0.90% Class B         $  71.91             --                 --            --       (28.26)%
         All contract charges                                --            129           $  9,449          0.61%          --
  2007   Lowest contract charge 0.00% Class B          $ 108.08             --                 --            --        11.33%
         Highest contract charge 0.90% Class B         $ 100.23             --                 --            --        10.32%
         All contract charges                                --            129           $ 13,009            --           --
  2006   Lowest contract charge 0.00% Class B          $  97.08             --                 --            --         5.87%
         Highest contract charge 0.90% Class B         $  90.85             --                 --            --         4.92%
         All contract charges                                --             93           $  8,539          2.06%          --
  2005   Lowest contract charge 0.00% Class B          $  91.70             --                 --            --         3.96%
         Highest contract charge 0.90% Class B         $  86.59             --                 --            --         3.03%
         All contract charges                                --            110           $  9,551          0.04%          --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)      $ 123.62             --                 --            --        16.63%
         Highest contract charge 0.90% Class B (c)     $  96.72             --                 --            --        15.57%
         All contract charges                                --             64           $  6,599            --           --
  2008   Lowest contract charge 0.00% Class B (a)      $ 105.99             --                 --            --       (13.83)%
         Highest contract charge 0.90% Class B (c)     $  83.69             --                 --            --       (14.59)%
         All contract charges                                --             45           $  3,909          0.62%          --
  2007   Lowest contract charge 0.00% Class B (a)      $ 123.00             --                 --            --         3.43%
         Highest contract charge 0.90% Class B (c)     $  97.99             --                 --            --        (2.01)%
         All contract charges                                --             24           $  2,454          1.65%          --
  2006   Lowest contract charge 0.00% Class B (a)      $ 118.92             --                 --            --        12.21%
         Highest contract charge 0.00% Class B (a)     $ 118.92             --                 --            --        12.21%
         All contract charges                                --              1           $     96          9.35%          --
  2005   Lowest contract charge 0.00% Class B (a)      $ 105.99             --                 --            --         5.99%
         Highest contract charge 0.00% Class B (a)     $ 105.99             --                 --            --         5.99%
         All contract charges                                --             --           $      3          1.39%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 150.93             --                 --            --        41.45%
         Highest contract charge 0.90% Class B (c)    $  96.20             --                 --            --        40.18%
         All contract charges                               --            446            $51,042          0.49%          --
  2008   Lowest contract charge 0.00% Class B         $ 106.70             --                 --            --       (30.66)%
         Highest contract charge 0.90% Class B (c)    $  68.63             --                 --            --       (31.28)%
         All contract charges                               --            319            $26,043          0.74%          --
  2007   Lowest contract charge 0.00% Class B         $ 153.87             --                 --            --         9.30%
         Highest contract charge 0.90% Class B (c)    $  99.87             --                 --            --        (0.13)%
         All contract charges                               --            168            $20,185          0.78%          --
  2006   Lowest contract charge 0.00% Class B         $ 140.78             --                 --            --        18.83%
         Highest contract charge 0.00% Class B        $ 140.78             --                 --            --        18.83%
         All contract charges                               --             30            $ 4,235          1.68%          --
  2005   Lowest contract charge 0.00% Class B         $ 118.47             --                 --            --         4.32%
         Highest contract charge 0.00% Class B        $ 118.47             --                 --            --         4.32%
         All contract charges                               --             15            $ 1,759          1.20%          --
EQ/Global Bond PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (m)     $ 125.42             --                 --            --         2.29%
         Highest contract charge 0.90% Class A (c)    $ 114.62             --                 --            --         1.36%
         All contract charges                               --            201            $24,221          0.80%          --
  2008   Lowest contract charge 0.00% Class A (m)     $ 122.61             --                 --            --         6.75%
         Highest contract charge 0.90% Class A (c)    $ 113.08             --                 --            --         5.79%
         All contract charges                               --            196            $23,223         20.80%          --
  2007   Lowest contract charge 0.00% Class A (m)     $ 114.86             --                 --            --         9.59%
         Highest contract charge 0.90% Class A (c)    $ 106.89             --                 --            --         6.89%
         All contract charges                               --             50            $ 5,603          7.15%          --
  2006   Lowest contract charge 0.00% Class A (m)     $ 104.81             --                 --            --         4.81%
         Highest contract charge 0.00% Class A (m)    $ 104.81             --                 --            --         4.81%
         All contract charges                               --              2            $   209          0.59%          --
EQ/Global Bond PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (b)     $ 120.05             --                 --            --         1.96%
         Highest contract charge 0.90% Class B (c)    $ 113.78             --                 --            --         1.05%
         All contract charges                               --             68            $ 7,911          0.80%          --
  2008   Lowest contract charge 0.00% Class B (b)     $ 117.74             --                 --            --         6.48%
         Highest contract charge 0.90% Class B (c)    $ 112.59             --                 --            --         5.52%
         All contract charges                               --             56            $ 6,292         20.80%          --
  2007   Lowest contract charge 0.00% Class B (b)     $ 110.57             --                 --            --         9.31%
         Highest contract charge 0.90% Class B (c)    $ 106.70             --                 --            --         6.70%
         All contract charges                               --              8            $   832          7.15%          --
  2006   Lowest contract charge 0.00% Class B (b)     $ 101.15             --                 --            --         3.42%
         Highest contract charge 0.00% Class B (b)    $ 101.15             --                 --            --         3.42%
         All contract charges                               --              1            $    61            --           --
  2005   Lowest contract charge 0.00% Class B (b)     $  97.81             --                 --            --        (2.19)%
         Highest contract charge 0.00% Class B (b)    $  97.81             --                 --            --        (2.19)%
         All contract charges                               --             --            $    12            --           --
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A         $ 361.16             --                 --            --        50.32%
         Highest contract charge 0.00% Class A        $ 361.16             --                 --            --        50.32%
         All contract charges                               --            102            $34,388          1.35%          --
  2008   Lowest contract charge 0.00% Class A         $ 240.26             --                 --            --       (57.25)%
         Highest contract charge 0.00% Class A        $ 240.26             --                 --            --       (57.25)%
         All contract charges                               --             94            $21,131          0.16%          --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Global Multi-Sector Equity (Continued)
-----------------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 562.02              --                --            --        42.38%
         Highest contract charge 0.00% Class A     $ 562.02              --                --            --        42.38%
         All contract charges                            --              86          $ 45,275            --           --
  2006   Lowest contract charge 0.00% Class A      $ 394.74              --                --            --        37.41%
         Highest contract charge 0.00% Class A     $ 394.74              --                --            --        37.41%
         All contract charges                            --              71          $ 26,199          0.44%          --
  2005   Lowest contract charge 0.00% Class A      $ 287.26              --                --            --        33.11%
         Highest contract charge 0.00% Class A     $ 287.26              --                --            --        33.11%
         All contract charges                            --              46          $ 12,583          0.61%          --
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 194.58              --                --            --        50.06%
         Highest contract charge 0.90% Class B     $ 174.00              --                --            --        48.72%
         All contract charges                            --           1,092          $202,525          1.35%          --
  2008   Lowest contract charge 0.00% Class B      $ 129.67              --                --            --       (57.35)%
         Highest contract charge 0.90% Class B     $ 117.00              --                --            --       (57.74)%
         All contract charges                            --           1,094          $135,457          0.16%          --
  2007   Lowest contract charge 0.00% Class B      $ 304.02              --                --            --        42.02%
         Highest contract charge 0.90% Class B     $ 276.83              --                --            --        40.74%
         All contract charges                            --           1,247          $363,699            --           --
  2006   Lowest contract charge 0.00% Class B      $ 214.07              --                --            --        37.05%
         Highest contract charge 0.90% Class B     $ 196.70              --                --            --        35.82%
         All contract charges                            --           1,220          $251,522          0.44%          --
  2005   Lowest contract charge 0.00% Class B      $ 156.20              --                --            --        32.78%
         Highest contract charge 0.90% Class B     $ 144.82              --                --            --        31.59%
         All contract charges                            --           1,141          $172,874          0.61%          --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 209.40              --                --            --        (2.03)%
         Highest contract charge 0.90% Class A     $ 190.91              --                --            --        (2.91)%
         All contract charges                            --             410          $ 89,577          1.14%          --
  2008   Lowest contract charge 0.00% Class A      $ 213.74              --                --            --         3.85%
         Highest contract charge 0.90% Class A     $ 196.64              --                --            --         2.92%
         All contract charges                            --             514          $115,434          3.43%          --
  2007   Lowest contract charge 0.00% Class A      $ 205.81              --                --            --         7.13%
         Highest contract charge 0.90% Class A     $ 191.07              --                --            --         6.17%
         All contract charges                            --             514          $111,848          4.67%          --
  2006   Lowest contract charge 0.00% Class A      $ 192.11              --                --            --         3.39%
         Highest contract charge 0.90% Class A     $ 179.97              --                --            --         2.46%
         All contract charges                            --             519          $106,196          4.12%          --
  2005   Lowest contract charge 0.00% Class A      $ 185.82              --                --            --         1.49%
         Highest contract charge 0.90% Class A     $ 175.66              --                --            --         0.58%
         All contract charges                            --             582          $116,035          3.45%          --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 151.12              --                --            --        (2.27)%
         Highest contract charge 0.90% Class B     $ 140.25              --                --            --        (3.15)%
         All contract charges                            --             170          $ 24,147          1.14%          --
  2008   Lowest contract charge 0.00% Class B      $ 154.63              --                --            --         3.59%
         Highest contract charge 0.90% Class B     $ 144.81              --                --            --         2.66%
         All contract charges                            --             194          $ 28,362          3.43%          --
  2007   Lowest contract charge 0.00% Class B      $ 149.27              --                --            --         6.87%
         Highest contract charge 0.90% Class B     $ 141.06              --                --            --         5.90%
         All contract charges                            --             220          $ 31,242          4.67%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Intermediate Government Bond Index (Continued)
-------------------------------------------------
  2006   Lowest contract charge 0.00% Class B        $ 139.68             --                 --            --         3.12%
         Highest contract charge 0.90% Class B       $ 133.20             --                 --            --         2.20%
         All contract charges                              --            220            $29,485          4.12%          --
  2005   Lowest contract charge 0.00% Class B        $ 135.45             --                 --            --         1.24%
         Highest contract charge 0.90% Class B       $ 130.34             --                 --            --         0.33%
         All contract charges                              --            230            $30,001          3.45%          --
EQ/International Core PLUS
--------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A        $ 196.72             --                 --            --        35.64%
         Highest contract charge 0.60% Class A       $ 147.40             --                 --            --        34.82%
         All contract charges                              --             21            $ 3,994          3.66%          --
  2008   Lowest contract charge 0.00% Class A        $ 145.03             --                 --            --       (44.69)%
         Highest contract charge 0.60% Class A       $ 109.33             --                 --            --       (45.02)%
         All contract charges                              --             10            $ 1,280          1.91%          --
  2007   Lowest contract charge 0.00% Class A        $ 262.21             --                 --            --        15.52%
         Highest contract charge 0.60% Class A       $ 198.86             --                 --            --        14.83%
         All contract charges                              --              3            $   639          0.44%          --
  2006   Lowest contract charge 0.00% Class A        $ 226.98             --                 --            --        19.54%
         Highest contract charge 0.60% Class A       $ 173.18             --                 --            --        18.83%
         All contract charges                              --              2            $   328          1.55%          --
  2005   Lowest contract charge 0.00% Class A        $ 189.87             --                 --            --        17.42%
         Highest contract charge 0.60% Class A       $ 145.75             --                 --            --        16.72%
         All contract charges                              --              3            $   399          1.68%          --
EQ/International Core PLUS
--------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B        $ 128.10             --                 --            --        35.34%
         Highest contract charge 0.90% Class B       $ 116.29             --                 --            --        34.12%
         All contract charges                              --            197            $23,921          3.66%          --
  2008   Lowest contract charge 0.00% Class B        $  94.65             --                 --            --       (44.86)%
         Highest contract charge 0.90% Class B       $  86.71             --                 --            --       (45.35)%
         All contract charges                              --            150            $13,439          1.91%          --
  2007   Lowest contract charge 0.00% Class B        $ 171.65             --                 --            --        15.23%
         Highest contract charge 0.90% Class B       $ 158.67             --                 --            --        14.18%
         All contract charges                              --             98             16,036          0.44%          --
  2006   Lowest contract charge 0.00% Class B        $ 148.97             --                 --            --        19.24%
         Highest contract charge 0.90% Class B       $ 138.96             --                 --            --        18.17%
         All contract charges                              --             88            $12,570          1.55%          --
  2005   Lowest contract charge 0.00% Class B        $ 124.93             --                 --            --        17.12%
         Highest contract charge 0.90% Class B       $ 117.59             --                 --            --        16.07%
         All contract charges                              --             40            $ 4,756          1.68%          --
EQ/International Growth
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)    $ 138.85             --                 --            --        37.24%
         Highest contract charge 0.90% Class B (c)   $  84.91             --                 --            --        36.00%
         All contract charges                              --            249            $22,625          1.45%          --
  2008   Lowest contract charge 0.00% Class B (a)    $ 101.17             --                 --            --       (40.28)%
         Highest contract charge 0.90% Class B (c)   $  62.43             --                 --            --       (40.81)%
         All contract charges                              --            156            $10,229          1.12%          --
  2007   Lowest contract charge 0.00% Class B (a)    $ 169.40             --                 --            --        16.20%
         Highest contract charge 0.90% Class B (c)   $ 105.48             --                 --            --         5.48%
         All contract charges                              --             95            $10,270          1.22%          --
  2006   Lowest contract charge 0.00% Class B (a)    $ 145.78             --                 --            --        25.64%
         Highest contract charge 0.00% Class B (a)   $ 145.78             --                 --            --        25.64%
         All contract charges                              --              1            $    79          1.24%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/International Growth (Continued)
-----------------------------------
  2005   Lowest contract charge 0.00% Class B (a)    $ 116.03             --                 --            --        16.03%
         Highest contract charge 0.00% Class B (a)   $ 116.03             --                 --            --        16.03%
         All contract charges                              --             --                 --          0.30%          --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A        $ 153.64             --                 --            --        32.64%
         Highest contract charge 0.00% Class A       $ 153.64             --                 --            --        32.64%
         All contract charges                              --              7            $   941          1.53%          --
  2008   Lowest contract charge 0.00% Class A        $ 115.83             --                 --            --       (39.62)%
         Highest contract charge 0.00% Class A       $ 115.83             --                 --            --       (39.62)%
         All contract charges                              --              5            $   506          1.78%          --
  2007   Lowest contract charge 0.00% Class A        $ 191.85             --                 --            --        (0.96)%
         Highest contract charge 0.00% Class A       $ 191.85             --                 --            --        (0.96)%
         All contract charges                              --              6            $   923          1.37%          --
  2006   Lowest contract charge 0.00% Class A        $ 193.71             --                 --            --        20.68%
         Highest contract charge 0.00% Class A       $ 193.71             --                 --            --        20.68%
         All contract charges                              --              2            $   361          4.75%          --
  2005   Lowest contract charge 0.00% Class A        $ 160.51             --                 --            --         4.18%
         Highest contract charge 0.00% Class A       $ 160.51             --                 --            --         4.18%
         All contract charges                              --              1            $   214          1.55%          --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B        $ 144.25             --                 --            --        32.31%
         Highest contract charge 0.90% Class B       $ 128.64             --                 --            --        31.11%
         All contract charges                              --            202            $26,895          1.53%          --
  2008   Lowest contract charge 0.00% Class B        $ 109.02             --                 --            --       (39.77)%
         Highest contract charge 0.90% Class B       $  98.11             --                 --            --       (40.32)%
         All contract charges                              --            209            $20,946          1.78%          --
  2007   Lowest contract charge 0.00% Class B        $ 181.02             --                 --            --        (1.21)%
         Highest contract charge 0.90% Class B       $ 164.38             --                 --            --        (2.10)%
         All contract charges                              --            245            $41,272          1.37%          --
  2006   Lowest contract charge 0.00% Class B        $ 183.24             --                 --            --        20.38%
         Highest contract charge 0.90% Class B       $ 167.91             --                 --            --        19.30%
         All contract charges                              --            250            $42,875          4.75%          --
  2005   Lowest contract charge 0.00% Class B        $ 152.22             --                 --            --         3.92%
         Highest contract charge 0.90% Class B       $ 140.75             --                 --            --         2.99%
         All contract charges                              --            236            $33,648          1.55%          --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A        $ 142.75             --                 --            --        26.90%
         Highest contract charge 0.60% Class A       $ 103.78             --                 --            --        26.13%
         All contract charges                              --              3            $   405          4.35%          --
  2008   Lowest contract charge 0.00% Class A        $ 112.49             --                 --            --       (37.18)%
         Highest contract charge 0.60% Class A       $  82.28             --                 --            --       (37.56)%
         All contract charges                              --              2            $   228          0.36%          --
  2007   Lowest contract charge 0.00% Class A        $ 179.08             --                 --            --         4.16%
         Highest contract charge 0.60% Class A       $ 131.77             --                 --            --         3.53%
         All contract charges                              --             --            $   164          1.29%          --
  2006   Lowest contract charge 0.00% Class A        $ 171.93             --                 --            --        13.21%
         Highest contract charge 0.60% Class A       $ 127.28             --                 --            --        12.53%
         All contract charges                              --             --            $    73          0.88%          --
  2005   Lowest contract charge 0.00% Class A        $ 151.87             --                 --            --         7.46%
         Highest contract charge 0.60% Class A       $ 113.10             --                 --            --         6.82%
         All contract charges                              --              1            $    75          0.53%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  92.37               --                --            --        26.52%
         Highest contract charge 0.90% Class B    $  83.94               --                --            --        25.37%
         All contract charges                           --               95          $  8,251          4.35%          --
  2008   Lowest contract charge 0.00% Class B     $  73.01               --                --            --       (37.41)%
         Highest contract charge 0.90% Class B    $  66.96               --                --            --       (37.97)%
         All contract charges                           --              102          $  7,038          0.36%          --
  2007   Lowest contract charge 0.00% Class B     $ 116.64               --                --            --         3.88%
         Highest contract charge 0.90% Class B    $ 107.94               --                --            --         2.95%
         All contract charges                           --              109          $ 12,127          1.29%          --
  2006   Lowest contract charge 0.00% Class B     $ 112.28               --                --            --        12.94%
         Highest contract charge 0.90% Class B    $ 104.85               --                --            --        11.93%
         All contract charges                           --              114          $ 12,320          0.88%          --
  2005   Lowest contract charge 0.00% Class B     $  99.41               --                --            --         7.19%
         Highest contract charge 0.90% Class B    $  93.68               --                --            --         6.23%
         All contract charges                           --              120          $ 11,578          0.53%          --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 154.23               --                --            --        36.70%
         Highest contract charge 0.60% Class A    $ 107.11               --                --            --        35.90%
         All contract charges                           --               54          $  8,163          2.21%          --
  2008   Lowest contract charge 0.00% Class A     $ 112.82               --                --            --       (36.18)%
         Highest contract charge 0.60% Class A    $  78.82               --                --            --       (36.56)%
         All contract charges                           --               50          $  5,531          0.16%          --
  2007   Lowest contract charge 0.00% Class A     $ 176.77               --                --            --        14.27%
         Highest contract charge 0.60% Class A    $ 124.25               --                --            --        13.57%
         All contract charges                           --               43          $  7,435            --           --
  2006   Lowest contract charge 0.00% Class A     $ 154.70               --                --            --        (0.28)%
         Highest contract charge 0.60% Class A    $ 109.40               --                --            --        (0.88)%
         All contract charges                           --               38          $  5,696            --           --
  2005   Lowest contract charge 0.00% Class A     $ 155.14               --                --            --        15.22%
         Highest contract charge 0.60% Class A    $ 110.37               --                --            --        14.53%
         All contract charges                           --               25          $  3,748            --           --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  77.13               --                --            --        36.21%
         Highest contract charge 0.90% Class B    $  70.10               --                --            --        34.98%
         All contract charges                           --            1,268          $ 92,431          2.21%          --
  2008   Lowest contract charge 0.00% Class B     $  56.63               --                --            --       (36.26)%
         Highest contract charge 0.90% Class B    $  51.93               --                --            --       (36.84)%
         All contract charges                           --            1,305          $ 70,031          0.16%          --
  2007   Lowest contract charge 0.00% Class B     $  88.85               --                --            --        13.98%
         Highest contract charge 0.90% Class B    $  82.22               --                --            --        12.94%
         All contract charges                           --            1,309          $110,980            --           --
  2006   Lowest contract charge 0.00% Class B     $  77.95               --                --            --        (0.54)%
         Highest contract charge 0.90% Class B    $  72.80               --                --            --        (1.43)%
         All contract charges                           --            1,349          $100,743            --           --
  2005   Lowest contract charge 0.00% Class B     $  78.38               --                --            --        14.93%
         Highest contract charge 0.90% Class B    $  73.86               --                --            --        13.90%
         All contract charges                           --            1,428          $107,944            --           --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 173.15               --                --            --        33.96%
         Highest contract charge 0.60% Class A    $ 111.56               --                --            --        33.16%
         All contract charges                           --               42          $  6,915          1.30%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2008   Lowest contract charge 0.00% Class A         $ 129.25              --                --            --       (37.26)%
         Highest contract charge 0.60% Class A        $  83.78              --                --            --       (37.64)%
         All contract charges                               --              43          $  5,006          0.12%          --
  2007   Lowest contract charge 0.00% Class A         $ 206.02              --                --            --        15.75%
         Highest contract charge 0.60% Class A        $ 134.35              --                --            --        15.05%
         All contract charges                               --              38          $  7,370          0.37%          --
  2006   Lowest contract charge 0.00% Class A         $ 177.99              --                --            --         8.04%
         Highest contract charge 0.60% Class A        $ 116.78              --                --            --         7.40%
         All contract charges                               --              27          $  4,679            --           --
  2005   Lowest contract charge 0.00% Class A         $ 164.74              --                --            --         9.36%
         Highest contract charge 0.60% Class A        $ 108.73              --                --            --         8.71%
         All contract charges                               --              21          $  3,303            --           --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 165.73              --                --            --        34.86%
         Highest contract charge 0.90% Class B        $ 147.79              --                --            --        33.65%
         All contract charges                               --             827          $124,156          1.30%          --
  2008   Lowest contract charge 0.00% Class B         $ 122.89              --                --            --       (38.23)%
         Highest contract charge 0.90% Class B        $ 110.58              --                --            --       (38.79)%
         All contract charges                               --             907          $101,392          0.12%          --
  2007   Lowest contract charge 0.00% Class B         $ 198.96              --                --            --        15.62%
         Highest contract charge 0.90% Class B        $ 180.67              --                --            --        14.58%
         All contract charges                               --             975          $177,887          0.37%          --
  2006   Lowest contract charge 0.00% Class B         $ 172.08              --                --            --         7.78%
         Highest contract charge 0.90% Class B        $ 157.68              --                --            --         6.81%
         All contract charges                               --           1,019          $161,821            --           --
  2005   Lowest contract charge 0.00% Class B         $ 159.66              --                --            --         9.03%
         Highest contract charge 0.90% Class B        $ 147.63              --                --            --         8.05%
         All contract charges                               --           1,128          $167,214            --           --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)     $  47.81              --                --            --        19.46%
         Highest contract charge 0.90% Class A (c)    $  46.65              --                --            --        18.38%
         All contract charges                               --              36          $  1,683         11.59%          --
  2008   Lowest contract charge 0.00% Class A (c)     $  40.02              --                --            --       (56.60)%
         Highest contract charge 0.90% Class A (c)    $  39.41              --                --            --       (56.99)%
         All contract charges                               --              29          $  1,141          2.15%          --
  2007   Lowest contract charge 0.00% Class A (c)     $  92.22              --                --            --        (7.78)%
         Highest contract charge 0.90% Class A (c)    $  91.63              --                --            --        (8.37)%
         All contract charges                               --              12          $  1,140            --           --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (b)     $  55.34              --                --            --        19.14%
         Highest contract charge 0.90% Class B (c)    $  46.34              --                --            --        18.06%
         All contract charges                               --              28          $  1,434         11.59%          --
  2008   Lowest contract charge 0.00% Class B (b)     $  46.45              --                --            --       (56.70)%
         Highest contract charge 0.90% Class B (c)    $  39.25              --                --            --       (57.09)%
         All contract charges                               --              11          $    506          2.15%          --
  2007   Lowest contract charge 0.00% Class B (b)     $ 107.28              --                --            --        (5.93)%
         Highest contract charge 0.90% Class B (c)    $  91.47              --                --            --        (8.53)%
         All contract charges                               --               6          $    641            --           --
  2006   Lowest contract charge 0.00% Class B (b)     $ 114.04              --                --            --         6.83%
         Highest contract charge 0.00% Class B (b)    $ 114.04              --                --            --         6.83%
         All contract charges                               --               3          $    286          0.05%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Value Index (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.00% Class B (b)    $ 106.74              --                --            --         6.74%
         Highest contract charge 0.00% Class B (b)   $ 106.74              --                --            --         6.74%
         All contract charges                              --              --          $     16            --           --
EQ/Large Cap Value PLUS (i) (l)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A        $ 136.81              --                --            --        20.61%
         Highest contract charge 0.90% Class A       $ 108.62              --                --            --        19.53%
         All contract charges                              --           2,598          $293,883          2.35%          --
  2008   Lowest contract charge 0.00% Class A        $ 113.43              --                --            --       (43.00)%
         Highest contract charge 0.90% Class A       $  90.87              --                --            --       (43.52)%
         All contract charges                              --           3,016          $282,961          3.01%          --
  2007   Lowest contract charge 0.00% Class A        $ 199.01              --                --            --        (2.94)%
         Highest contract charge 0.90% Class A       $ 160.89              --                --            --        (3.30)%
         All contract charges                              --           3,519          $ 71,098          2.48%          --
  2006   Lowest contract charge 0.00% Class A        $ 207.97              --                --            --        21.70%
         Highest contract charge 0.60% Class A       $ 152.45              --                --            --        20.97%
         All contract charges                                             175          $ 35,192          1.69%
  2005   Lowest contract charge 0.00% Class A        $ 170.89              --                --            --         5.70%
         Highest contract charge 0.60% Class A       $ 126.02              --                --            --         5.07%
         All contract charges                              --             125          $ 20,695          1.22%          --
EQ/Large Cap Value PLUS (i) (l)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B        $ 102.48              --                --            --        20.44%
         Highest contract charge 0.90% Class B       $ 107.73              --                --            --        19.36%
         All contract charges                              --             984          $109,083          2.35%          --
  2008   Lowest contract charge 0.00% Class B        $  85.09              --                --            --       (43.33)%
         Highest contract charge 0.90% Class B       $  90.26              --                --            --       (43.84)%
         All contract charges                              --           1,081          $100,115          3.01%          --
  2007   Lowest contract charge 0.00% Class B        $ 150.15              --                --            --        (4.55)%
         Highest contract charge 0.90% Class B       $ 160.72              --                --            --        (5.41)%
         All contract charges                              --           1,181          $702,530          2.48%          --
  2006   Lowest contract charge 0.00% Class B        $ 157.30              --                --            --        21.39%
         Highest contract charge 0.90% Class B       $ 169.92              --                --            --        20.30%
         All contract charges                              --           1,592          $270,942          1.69%          --
  2005   Lowest contract charge 0.00% Class B        $ 129.59              --                --            --         5.43%
         Highest contract charge 0.90% Class B       $ 141.25              --                --            --         4.49%
         All contract charges                              --           1,522          $214,562          1.22%          --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)    $  74.98              --                --            --        18.39%
         Highest contract charge 0.90% Class A (c)   $  73.17              --                --            --        17.33%
         All contract charges                              --              16          $  1,167          1.04%          --
  2008   Lowest contract charge 0.00% Class A (c)    $  63.33              --                --            --       (36.40)%
         Highest contract charge 0.90% Class A (c)   $  62.36              --                --            --       (36.98)%
         All contract charges                              --              10          $    631          2.23%          --
  2007   Lowest contract charge 0.00% Class A (c)    $  99.57              --                --            --        (0.43)%
         Highest contract charge 0.90% Class A (c)   $  98.95              --                --            --        (1.05)%
         All contract charges                              --               4          $    371          2.77%          --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)    $  97.18              --                --            --        18.11%
         Highest contract charge 0.90% Class B (c)   $  72.68              --                --            --        17.05%
         All contract charges                              --               7          $    664          1.04%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2008   Lowest contract charge 0.00% Class B (a)    $  82.28              --                 --            --       (36.56)%
         Highest contract charge 0.90% Class B (c)   $  62.09              --                 --            --       (37.14)%
         All contract charges                              --               5            $   359          2.23%          --
  2007   Lowest contract charge 0.00% Class B (a)    $ 129.70              --                 --            --         3.48%
         Highest contract charge 0.90% Class B (c)   $  98.77              --                 --            --        (1.23)%
         All contract charges                              --               3            $   284          2.77%          --
  2006   Lowest contract charge 0.00% Class B (a)    $ 125.34              --                               --        17.21%
         Highest contract charge 0.00% Class B (a)   $ 125.34              --                 --            --        17.21%
         All contract charges                              --               1            $    79          1.43%          --
  2005   Lowest contract charge 0.00% Class B (a)    $ 106.94              --                 --            --         6.94%
         Highest contract charge 0.00% Class B (a)   $ 106.94              --                 --            --         6.94%
         All contract charges                              --              --            $     8          0.05%          --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)    $  90.68              --                 --            --        25.80%
         Highest contract charge 0.90% Class A (c)   $  88.49              --                 --            --        24.67%
         All contract charges                              --              61            $ 5,543          0.99%          --
  2008   Lowest contract charge 0.00% Class A (c)    $  72.08              --                 --            --       (30.79)%
         Highest contract charge 0.90% Class A (c)   $  70.98              --                 --            --       (31.41)%
         All contract charges                              --              40            $ 2,885          1.76%          --
  2007   Lowest contract charge 0.00% Class A (c)    $ 104.14              --                 --            --         4.14%
         Highest contract charge 0.90% Class A (c)   $ 103.48              --                 --            --         3.48%
         All contract charges                              --              11            $ 1,127          3.25%          --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)    $ 115.16              --                 --            --        25.51%
         Highest contract charge 0.90% Class B (c)   $  87.90              --                 --            --        24.40%
         All contract charges                              --              29            $ 2,856          0.99%          --
  2008   Lowest contract charge 0.00% Class B (a)    $  91.75              --                 --            --       (30.97)%
         Highest contract charge 0.90% Class B (c)   $  70.66              --                 --            --       (31.60)%
         All contract charges                              --              14            $ 1,116          1.76%          --
  2007   Lowest contract charge 0.00% Class B (a)    $ 132.91              --                 --            --        10.68%
         Highest contract charge 0.90% Class B (c)   $ 103.30              --                 --            --         3.30%
         All contract charges                              --               4            $   465          3.25%          --
  2006   Lowest contract charge 0.00% Class B (a)    $ 120.09              --                 --            --        12.69%
         Highest contract charge 0.00% Class B (a)   $ 120.09              --                 --            --        12.69%
         All contract charges                              --              --            $    23          1.70%          --
  2005   Lowest contract charge 0.00% Class B (a)    $ 106.57              --                 --            --         6.57%
         Highest contract charge 0.00% Class B (a)   $ 106.57              --                 --            --         6.57%
         All contract charges                              --              --            $     1            --           --
EQ/Mid Cap Index
----------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A        $ 162.99              --                 --            --        36.61%
         Highest contract charge 0.60% Class A       $ 116.57              --                 --            --        35.79%
         All contract charges                              --             121            $19,119          1.16%          --
  2008   Lowest contract charge 0.00% Class A        $ 119.31                                 --            --       (49.16)%
         Highest contract charge 0.60% Class A       $  85.85              --                  -                     (49.46)%
         All contract charges                              --             116            $13,496          0.91%          --
  2007   Lowest contract charge 0.00% Class A        $ 234.66              --                 --            --         8.30%
         Highest contract charge 0.60% Class A       $ 169.87              --                 --            --         7.66%
         All contract charges                              --             105            $24,003            --           --
  2006   Lowest contract charge 0.00% Class A        $ 216.67              --                 --            --        11.81%
         Highest contract charge 0.60% Class A       $ 157.79              --                 --            --        11.14%
         All contract charges                              --              95            $19,943          3.32%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Mid Cap Index (Continued)
----------------------------
  2005   Lowest contract charge 0.00% Class A      $ 193.78              --                --            --         6.63%
         Highest contract charge 0.60% Class A     $ 141.98              --                --            --         5.99%
         All contract charges                            --              71          $ 13,402          7.62%          --
EQ/Mid Cap Index
----------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 104.63              --                --            --        36.28%
         Highest contract charge 0.90% Class B     $  96.16              --                --            --        35.04%
         All contract charges                            --             662          $ 66,176          1.16%          --
  2008   Lowest contract charge 0.00% Class B      $  76.78              --                --            --       (49.29)%
         Highest contract charge 0.90% Class B     $  71.21              --                --            --       (49.74)%
         All contract charges                            --             705          $ 51,770          0.91%          --
  2007   Lowest contract charge 0.00% Class B      $ 151.40              --                --            --         8.03%
         Highest contract charge 0.90% Class B     $ 141.69              --                --            --         7.06%
         All contract charges                            --             753          $109,736            --           --
  2006   Lowest contract charge 0.00% Class B      $ 140.14              --                --            --        11.52%
         Highest contract charge 0.90% Class B     $ 132.35              --                --            --        10.52%
         All contract charges                            --             765          $103,634          3.32%          --
  2005   Lowest contract charge 0.00% Class B      $ 125.66              --                --            --         6.37%
         Highest contract charge 0.90% Class B     $ 119.75              --                --            --         5.41%
         All contract charges                            --             794          $ 96,918          7.62%          --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 173.76              --                --            --        35.75%
         Highest contract charge 0.90% Class A     $ 144.24              --                --            --        34.65%
         All contract charges                            --           1,425          $218,981          1.70%          --
  2008   Lowest contract charge 0.00% Class A      $ 128.00              --                --            --       (39.07)%
         Highest contract charge 0.60% Class A     $  92.94              --                --            --       (39.44)%
         All contract charges                            --             129          $ 15,856          1.43%          --
  2007   Lowest contract charge 0.00% Class A      $ 210.08              --                --            --        (1.27)%
         Highest contract charge 0.60% Class A     $ 153.47              --                --            --        (1.86)%
         All contract charges                            --             133          $ 26,773          1.02%          --
  2006   Lowest contract charge 0.00% Class A      $ 212.78              --                --            --        12.76%
         Highest contract charge 0.60% Class A     $ 156.38              --                --            --        12.09%
         All contract charges                            --             118          $ 24,183          0.33%          --
  2005   Lowest contract charge 0.00% Class A      $ 188.70              --                --            --        11.60%
         Highest contract charge 0.60% Class A     $ 139.52              --                --            --        10.93%
         All contract charges                            --              90          $ 16,524          4.79%          --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 161.72              --                --            --        35.85%
         Highest contract charge 0.90% Class B     $ 113.72              --                --            --        34.66%
         All contract charges                            --              42          $  6,722          1.70%          --
  2008   Lowest contract charge 0.00% Class B      $ 119.04              --                --            --       (39.56)%
         Highest contract charge 0.90% Class B     $ 107.12              --                --            --       (40.11)%
         All contract charges                            --           1,023          $114,073          1.43%          --
  2007   Lowest contract charge 0.00% Class B      $ 196.96              --                --            --        (1.60)%
         Highest contract charge 0.90% Class B     $ 178.86              --                --            --        (2.49)%
         All contract charges                            --           1,200          $222,789          1.02%          --
  2006   Lowest contract charge 0.00% Class B      $ 200.16              --                --            --        12.48%
         Highest contract charge 0.90% Class B     $ 183.42              --                --            --        11.47%
         All contract charges                            --           1,351          $256,266          0.33%          --
  2005   Lowest contract charge 0.00% Class B      $ 177.95              --                --            --        11.32%
         Highest contract charge 0.90% Class B     $ 164.54              --                --            --        10.32%
         All contract charges                            --           1,444          $244,882          4.79%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 171.91              --                --            --         0.29%
         Highest contract charge 0.90% Class A         $ 159.18              --                --            --        (0.61)%
         All contract charges                                --           1,610          $301,222          0.20%          --
  2008   Lowest contract charge 0.00% Class A          $ 171.41              --                --            --         2.36%
         Highest contract charge 0.90% Class A         $ 160.16              --                --            --         1.44%
         All contract charges                                --           2,010          $402,756          2.30%          --
  2007   Lowest contract charge 0.00% Class A          $ 167.45              --                --            --         4.98%
         Highest contract charge 0.90% Class A         $ 157.88              --                --            --         4.03%
         All contract charges                                --           1,984          $391,569          4.81%          --
  2006   Lowest contract charge 0.00% Class A          $ 159.51              --                --            --         4.73%
         Highest contract charge 0.90% Class A         $ 151.77              --                --            --         3.79%
         All contract charges                                --           1,534          $296,025          4.67%          --
  2005   Lowest contract charge 0.00% Class A          $ 152.31              --                --            --         2.88%
         Highest contract charge 0.90% Class A         $ 146.23              --                --            --         1.96%
         All contract charges                                --           1,265          $242,248          2.82%          --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 131.48              --                --            --        (0.01)%
         Highest contract charge 0.90% Class B         $ 124.60              --                --            --        (0.90)%
         All contract charges                                --             646          $ 84,115          0.20%          --
  2008   Lowest contract charge 0.00% Class B          $ 131.49              --                --            --         2.11%
         Highest contract charge 0.90% Class B         $ 125.74              --                --            --         1.19%
         All contract charges                                --             525          $ 68,250          2.30%          --
  2007   Lowest contract charge 0.00% Class B          $ 128.77              --                --            --         4.71%
         Highest contract charge 0.90% Class B         $ 124.26              --                --            --         3.77%
         All contract charges                                --             444          $ 55,923          4.81%          --
  2006   Lowest contract charge 0.00% Class B          $ 122.98              --                --            --         4.48%
         Highest contract charge 0.90% Class B         $ 119.75              --                --            --         3.55%
         All contract charges                                --             458          $ 56,595          4.67%          --
  2005   Lowest contract charge 0.00% Class B          $ 117.70              --                --            --         2.62%
         Highest contract charge 0.90% Class B         $ 115.65              --                --            --         1.70%
         All contract charges                                --             484          $ 56,793          2.82%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)      $ 102.38              --                --            --        30.07%
         Highest contract charge 0.90% Class A (c)     $  99.91              --                --            --        28.90%
         All contract charges                                --              99          $  9,929          0.63%          --
  2008   Lowest contract charge 0.00% Class A (c)      $  78.71              --                --            --       (32.74)%
         Highest contract charge 0.90% Class A (c)     $  77.51              --                --            --       (33.34)%
         All contract charges                                --              76          $  5,897          0.43%          --
  2007   Lowest contract charge 0.00% Class A (c)      $ 117.02              --                --            --        17.02%
         Highest contract charge 0.90% Class A (c)     $ 116.28              --                --            --        16.28%
         All contract charges                                --              29          $  3,428          1.15%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 125.64              --                --            --        29.74%
         Highest contract charge 0.90% Class B (c)     $  99.25              --                --            --        28.57%
         All contract charges                                --              75          $  8,378          0.63%          --
  2008   Lowest contract charge 0.00% Class B          $  96.84              --                --            --       (32.89)%
         Highest contract charge 0.90% Class B (c)     $  77.20              --                --            --       (33.49)%
         All contract charges                                --              49          $  4,194          0.43%          --
  2007   Lowest contract charge 0.00% Class B          $ 144.30              --                --            --        20.81%
         Highest contract charge 0.90% Class B (c)     $ 116.08              --                --            --        (2.81)%
         All contract charges                                --              13          $  1,734          1.15%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/Montag and Caldwell Growth (Continued)
-----------------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 119.44             --                 --            --         7.95%
         Highest contract charge 0.00% Class B         $ 119.44             --                 --            --         7.95%
         All contract charges                                --              4           $    472          0.26%          --
  2005   Lowest contract charge 0.00% Class B          $ 110.64             --                 --            --         5.40%
         Highest contract charge 0.00% Class B         $ 110.64             --                 --            --         5.40%
         All contract charges                                --              2           $    179          0.46%          --
EQ/Pimco Ultra Short Bond
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (x)      $ 112.94             --                 --            --         8.11%
         Highest contract charge 0.90% Class A (x)     $ 110.22             --                 --            --         7.14%
         All contract charges                                --            319           $ 35,575          0.62%          --
EQ/Pimco Ultra Short Bond
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)      $ 116.26             --                 --            --         8.01%
         Highest contract charge 0.90% Class B (c)     $ 110.12             --                 --            --         7.04%
         All contract charges                                --            171           $ 19,397          0.62%          --
  2008   Lowest contract charge 0.00% Class B (a)      $ 107.64             --                 --            --        (4.05)%
         Highest contract charge 0.90% Class B (c)     $ 102.88             --                 --            --        (4.91)%
         All contract charges                                --            293           $ 30,513          3.91%          --
  2007   Lowest contract charge 0.00% Class B (a)      $ 112.18             --                 --            --        11.48%
         Highest contract charge 0.90% Class B (c)     $ 108.19             --                 --            --         8.19%
         All contract charges                                --             51           $  5,615          7.67%          --
  2006   Lowest contract charge 0.00% Class B (a)      $ 100.63             --                 --            --         0.39%
         Highest contract charge 0.00% Class B (a)     $ 100.63             --                 --            --         0.39%
         All contract charges                                --              3           $    312          7.36%          --
  2005   Lowest contract charge 0.00% Class B (a)      $ 100.24             --                 --            --         0.24%
         Highest contract charge 0.00% Class B (a)     $ 100.24             --                 --            --         0.24%
         All contract charges                                --             --           $     19          0.84%          --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 224.15             --                 --            --         6.28%
         Highest contract charge 0.90% Class A         $ 182.56             --                 --            --         5.33%
         All contract charges                                --            417           $ 84,236          3.02%          --
  2008   Lowest contract charge 0.00% Class A          $ 210.91             --                 --            --        (6.33)%
         Highest contract charge 0.90% Class A         $ 173.33             --                 --            --        (7.17)%
         All contract charges                                --            486           $ 93,036          5.68%          --
  2007   Lowest contract charge 0.00% Class A          $ 225.16             --                 --            --         4.80%
         Highest contract charge 0.90% Class A         $ 186.72             --                 --            --         3.85%
         All contract charges                                --            495           $101,225          5.08%          --
  2006   Lowest contract charge 0.00% Class A          $ 214.84             --                 --            --         4.09%
         Highest contract charge 0.90% Class A         $ 179.79             --                 --            --         3.16%
         All contract charges                                --            520           $101,691          4.03%          --
  2005   Lowest contract charge 0.00% Class A          $ 206.40             --                 --            --         2.25%
         Highest contract charge 0.90% Class A         $ 174.29             --                 --            --         1.34%
         All contract charges                                --            564           $106,367          3.88%          --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 151.95             --                 --            --         6.06%
         Highest contract charge 0.90% Class B         $ 139.83             --                 --            --         5.11%
         All contract charges                                --            198           $ 28,433          3.02%          --
  2008   Lowest contract charge 0.00% Class B          $ 143.26             --                 --            --        (6.55)%
         Highest contract charge 0.90% Class B         $ 133.03             --                 --            --        (7.39)%
         All contract charges                                --            194           $ 26,200          5.68%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/Quality Bond PLUS (Continued)
--------------------------------
  2007   Lowest contract charge 0.00% Class B         $ 153.30             --                 --            --          4.54%
         Highest contract charge 0.90% Class B        $ 143.64             --                 --            --          3.59%
         All contract charges                               --            210            $30,448          5.08%           --
  2006   Lowest contract charge 0.00% Class B         $ 146.64             --                 --            --          3.82%
         Highest contract charge 0.90% Class B        $ 138.66             --                 --            --          2.89%
         All contract charges                               --            226            $31,598          4.03%           --
  2005   Lowest contract charge 0.00% Class B         $ 141.24             --                 --            --          2.00%
         Highest contract charge 0.90% Class B        $ 134.77             --                 --            --          1.08%
         All contract charges                               --            235            $31,831          3.88%           --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A         $ 194.78             --                 --            --         26.44%
         Highest contract charge 0.90% Class A        $ 161.25             --                 --            --         25.30%
         All contract charges                               --            210            $36,171          1.63%           --
  2008   Lowest contract charge 0.00% Class A         $ 154.05             --                 --            --        (33.96)%
         Highest contract charge 0.90% Class A        $ 128.69             --                 --            --        (34.56)%
         All contract charges                               --            207            $29,618          1.04%           --
  2007   Lowest contract charge 0.00% Class A         $ 233.27             --                 --            --         (1.60)%
         Highest contract charge 0.90% Class A        $ 196.66             --                 --            --         (2.48)%
         All contract charges                               --            194            $39,848          1.55%           --
  2006   Lowest contract charge 0.00% Class A         $ 237.06             --                 --            --         18.01%
         Highest contract charge 0.90% Class A        $ 201.67             --                 --            --         16.94%
         All contract charges                               --            176            $36,575          1.59%           --
  2005   Lowest contract charge 0.00% Class A         $ 200.89             --                 --            --          4.52%
         Highest contract charge 0.90% Class A        $ 172.45             --                 --            --          3.44%
         All contract charges                               --            136            $24,510          1.43%           --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 142.12             --                 --            --         26.13%
         Highest contract charge 0.90% Class B        $ 141.64             --                 --            --         24.99%
         All contract charges                               --             68            $ 9,831          1.63%           --
  2008   Lowest contract charge 0.00% Class B         $ 112.68                                --            --        (34.13)%
         Highest contract charge 0.90% Class B        $ 113.32             --                  -                      (34.72)%
         All contract charges                               --             71            $ 7,188          1.04%           --
  2007   Lowest contract charge 0.00% Class B         $ 171.06             --                 --            --         (1.83)%
         Highest contract charge 0.90% Class B        $ 173.60             --                 --            --         (2.72)%
         All contract charges                               --             71            $13,008          1.55%           --
  2006   Lowest contract charge 0.00% Class B         $ 174.25             --                 --            --         17.71%
         Highest contract charge 0.90% Class B        $ 178.45             --                 --            --         16.65%
         All contract charges                               --             61            $11,500          1.59%           --
  2005   Lowest contract charge 0.00% Class B         $ 148.03             --                 --            --          4.25%
         Highest contract charge 0.90% Class B        $ 152.98             --                 --            --          3.32%
         All contract charges                               --             49            $ 7,521          1.43%           --
EQ/T. Rowe Price Growth Stock (g)
---------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A (d)     $  83.60             --                 --            --         43.13%
         Highest contract charge 0.60% Class A (d)    $  82.17             --                 --            --         42.26%
         All contract charges                               --             12            $   958            --            --
  2008   Lowest contract charge 0.00% Class A (d)     $  58.41             --                 --            --        (42.06)%
         Highest contract charge 0.60% Class A (d)    $  57.76             --                 --            --        (42.41)%
         All contract charges                               --             12            $   696            --            --
  2007   Lowest contract charge 0.00% Class A (d)     $ 100.81             --                 --            --          0.81%
         Highest contract charge 0.60% Class A (d)    $ 100.29             --                 --            --          0.29%
         All contract charges                               --             11            $ 1,100          0.17%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/T. Rowe Price Growth Stock (g)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $  98.42              --                 --            --        42.64%
         Highest contract charge 0.90% Class B (d)    $  80.94              --                 --            --        41.35%
         All contract charges                               --             386            $32,264            --           --
  2008   Lowest contract charge 0.00% Class B         $  69.00              --                 --            --       (42.21)%
         Highest contract charge 0.90% Class B (d)    $  57.26              --                 --            --       (42.73)%
         All contract charges                               --             313            $18,276            --           --
  2007   Lowest contract charge 0.00% Class B         $ 119.39              --                 --            --         7.23%
         Highest contract charge 0.90% Class B (d)    $  99.98              --                 --            --        (0.02)%
         All contract charges                               --             309            $31,316          0.17%          --
  2006   Lowest contract charge 0.00% Class B         $ 111.34              --                 --            --        (4.01)%
         Highest contract charge 0.00% Class B        $ 111.34              --                 --            --        (4.01)%
         All contract charges                               --               6            $   661            --           --
  2005   Lowest contract charge 0.00% Class B         $ 116.00              --                 --            --         3.99%
         Highest contract charge 0.00% Class B        $ 116.00              --                 --            --         3.99%
         All contract charges                               --               3            $   335            --           --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 109.54              --                 --            --        32.44%
         Highest contract charge 0.90% Class B (c)    $  74.36              --                 --            --        31.24%
         All contract charges                               --              55            $ 4,761          0.87%          --
  2008   Lowest contract charge 0.00% Class B         $  82.71              --                 --            --       (40.03)%
         Highest contract charge 0.90% Class B (c)    $  56.66              --                 --            --       (40.57)%
         All contract charges                               --              51            $ 3,313          1.38%          --
  2007   Lowest contract charge 0.00% Class B         $ 137.92              --                 --            --         1.17%
         Highest contract charge 0.90% Class B (c)    $  95.34              --                 --            --        (4.66)%
         All contract charges                               --              41            $ 4,500          1.33%          --
  2006   Lowest contract charge 0.00% Class B         $ 136.33              --                 --            --        14.15%
         Highest contract charge 0.00% Class B        $ 136.33              --                 --            --        14.15%
         All contract charges                               --               7            $   964          0.95%          --
  2005   Lowest contract charge 0.00% Class B         $ 119.43              --                 --            --         9.00%
         Highest contract charge 0.00% Class B        $ 119.43              --                 --            --         9.00%
         All contract charges                               --               5            $   545          1.23%          --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)     $  75.22              --                 --            --        28.74%
         Highest contract charge 0.90% Class A (c)    $  73.41              --                 --            --        27.58%
         All contract charges                               --              17            $ 1,278          1.72%          --
  2008   Lowest contract charge 0.00% Class A (c)     $  58.43              --                 --            --       (36.78)%
         Highest contract charge 0.90% Class A (c)    $  57.54              --                 --            --       (37.35)%
         All contract charges                               --              19            $   998          2.77%          --
  2007   Lowest contract charge 0.00% Class A (c)     $  92.43              --                 --            --        (7.57)%
         Highest contract charge 0.90% Class A (c)    $  91.85               8            $   650          3.69%       (8.15)%
         All contract charges                               --                                                            --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)     $  96.28              --                 --            --        28.41%
         Highest contract charge 0.90% Class B (c)    $  72.90              --                 --            --        27.26%
         All contract charges                               --              14            $ 1,258          1.72%          --
  2008   Lowest contract charge 0.00% Class B (a)     $  74.98              --                 --            --       (36.94)%
         Highest contract charge 0.90% Class B (c)    $  57.29              --                 --            --       (37.52)%
         All contract charges                               --               9            $   597          2.77%          --
  2007   Lowest contract charge 0.00% Class B (a)     $ 118.91              --                 --            --        (2.50)%
         Highest contract charge 0.90% Class B (c)    $  91.69              --                 --            --        (8.31)%
         All contract charges                               --               5            $   526          3.69%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2006   Lowest contract charge 0.00% Class B (a)     $ 121.96             --                 --            --         15.90%
         Highest contract charge 0.00% Class B (a)    $ 121.96             --                 --            --         15.90%
         All contract charges                               --              1            $   104          3.50%           --
  2005   Lowest contract charge 0.00% Class B (a)     $ 105.23             --                 --            --          5.23%
         Highest contract charge 0.00% Class B (a)    $ 105.23             --                 --            --          5.23%
         All contract charges                               --             --            $17,122          0.76%           --
EQ/Van Kampen Mid Cap Growth (j)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)     $  94.99             --                 --            --         57.44%
         Highest contract charge 0.90% Class A (c)    $  92.69             --                 --            --         56.05%
         All contract charges                               --            258            $24,203            --            --
  2008   Lowest contract charge 0.00% Class A (c)     $  60.33             --                 --            --        (47.19)%
         Highest contract charge 0.90% Class A (c)    $  59.40             --                 --            --        (47.67)%
         All contract charges                               --            164            $ 9,796            --            --
  2007   Lowest contract charge 0.00% Class A (c)     $ 114.23             --                 --            --         14.23%
         Highest contract charge 0.90% Class A (c)    $ 113.51             --                 --            --         13.51%
         All contract charges                               --            110            $12,578          1.39%           --
EQ/Van Kampen Mid Cap Growth (j)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)     $ 138.16             --                 --            --         57.07%
         Highest contract charge 0.90% Class B (c)    $  92.07             --                 --            --         55.65%
         All contract charges                               --             89            $ 9,414            --            --
  2008   Lowest contract charge 0.00% Class B (a)     $  87.96             --                 --            --        (47.32)%
         Highest contract charge 0.90% Class B (c)    $  59.15             --                 --            --        (47.80)%
         All contract charges                               --             58            $ 3,842            --            --
  2007   Lowest contract charge 0.00% Class B (a)     $ 166.98             --                 --            --         22.41%
         Highest contract charge 0.90% Class B (c)    $ 113.31             --                 --            --         13.31%
         All contract charges                               --             28            $ 3,449          1.39%           --
  2006   Lowest contract charge 0.00% Class B (a)     $ 136.41             --                 --            --          9.26%
         Highest contract charge 0.00% Class B (a)    $ 136.41             --                 --            --          9.26%
         All contract charges                               --              1            $    90          0.59%           --
  2005   Lowest contract charge 0.00% Class B (a)     $ 124.85             --                 --            --         24.85%
         Highest contract charge 0.00% Class B (a)    $ 124.85             --                 --            --         24.85%
         All contract charges                               --             --            $     7            --            --
Fidelity(R) Money Market
-------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (w)     $ 100.18             --                 --            --          0.17%
         Highest contract charge 0.00% Class B (w)    $ 100.18             --                 --            --          0.17%
         All contract charges                               --            141            $14,014          0.08%           --
Fidelity(R) VIP Asset Manager: Growth
-------------------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B         $ 139.68             --                 --            --         32.41%
         Highest contract charge 0.00% Class B        $ 139.68             --                 --            --         32.41%
         All contract charges                               --             44            $ 6,144          1.42%           --
  2008   Lowest contract charge 0.00% Class B         $ 105.49             --                 --            --        (35.94)%
         Highest contract charge 0.00% Class B        $ 105.49             --                 --            --        (35.94)%
         All contract charges                               --             42            $ 4,470          1.89%           --
  2007   Lowest contract charge 0.00% Class B         $ 164.68             --                 --            --         18.60%
         Highest contract charge 0.00% Class B        $ 164.68             --                 --            --         18.60%
         All contract charges                               --             29            $ 4,820          3.86%           --
  2006   Lowest contract charge 0.00% Class B         $ 138.85             --                 --            --          6.72%
         Highest contract charge 0.00% Class B        $ 138.85             --                 --            --          6.72%
         All contract charges                               --             21            $ 2,924          1.86%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                      Unit             Units         Net Assets     Investment        Total
                                                   Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                  ------------ -------------------- ------------ ---------------- -------------
Fidelity(R) VIP Asset Manager: Growth (Continued)
-------------------------------------------------
  2005   Lowest contract charge 0.00% Class B      $ 130.10             --                 --            --         3.56%
         Highest contract charge 0.00% Class B     $ 130.10             --                 --            --         3.56%
         All contract charges                            --             18            $ 2,324          1.82%          --
Fidelity(R) VIP Contrafund
--------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 173.17             --                 --            --        35.47%
         Highest contract charge 0.00% Class B     $ 173.17             --                 --            --        35.47%
         All contract charges                            --            225            $38,820          1.29%          --
  2008   Lowest contract charge 0.00% Class B      $ 127.83             --                 --            --       (42.69)%
         Highest contract charge 0.00% Class B     $ 127.83             --                 --            --       (42.69)%
         All contract charges                            --            205            $26,164          0.81%          --
  2007   Lowest contract charge 0.00% Class B      $ 223.05             --                 --            --        17.30%
         Highest contract charge 0.00% Class B     $ 223.05             --                 --            --        17.30%
         All contract charges                            --            209            $46,555          1.94%          --
  2006   Lowest contract charge 0.00% Class B      $ 190.15             --                 --            --        11.43%
         Highest contract charge 0.00% Class B     $ 190.15             --                 --            --        11.43%
         All contract charges                            --            194            $36,939          1.03%          --
  2005   Lowest contract charge 0.00% Class B      $ 170.65             --                 --            --        16.65%
         Highest contract charge 0.00% Class B     $ 170.65             --                 --            --        16.65%
         All contract charges                            --            173            $29,536          0.08%          --
Fidelity(R) VIP Equity-Income
-----------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 137.73             --                 --            --        29.89%
         Highest contract charge 0.00% Class B     $ 137.73             --                 --            --        29.89%
         All contract charges                            --             39            $ 5,368          2.03%          --
  2008   Lowest contract charge 0.00% Class B      $ 106.04             --                 --            --       (42.81)%
         Highest contract charge 0.00% Class B     $ 106.04             --                 --            --       (42.81)%
         All contract charges                            --             43            $ 4,513          2.34%          --
  2007   Lowest contract charge 0.00% Class B      $ 185.43             --                 --            --         1.27%
         Highest contract charge 0.00% Class B     $ 185.43             --                 --            --         1.27%
         All contract charges                            --             50            $ 9,359          1.64%          --
  2006   Lowest contract charge 0.00% Class B      $ 183.10             --                 --            --        19.93%
         Highest contract charge 0.00% Class B     $ 183.10             --                 --            --        19.93%
         All contract charges                            --             55            $10,114          5.07%          --
  2005   Lowest contract charge 0.00% Class B      $ 152.67             --                 --            --         5.57%
         Highest contract charge 0.00% Class B     $ 152.67             --                 --            --         5.57%
         All contract charges                            --             39            $ 5,955          1.98%          --
Fidelity(R) VIP Growth & Income
-------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 124.07             --                 --            --        27.01%
         Highest contract charge 0.00% Class B     $ 124.07             --                 --            --        27.01%
         All contract charges                            --             39            $ 4,742          0.90%          --
  2008   Lowest contract charge 0.00% Class B      $  97.68             --                 --            --       (41.90)%
         Highest contract charge 0.00% Class B     $  97.68             --                 --            --       (41.90)%
         All contract charges                            --             30            $ 2,927          1.14%          --
  2007   Lowest contract charge 0.00% Class B      $ 168.11             --                 --            --        11.86%
         Highest contract charge 0.00% Class B     $ 168.11             --                 --            --        11.86%
         All contract charges                            --             26            $ 4,306          4.78%          --
  2006   Lowest contract charge 0.00% Class B      $ 150.29             --                 --            --        12.86%
         Highest contract charge 0.00% Class B     $ 150.29             --                 --            --        12.86%
         All contract charges                            --             23            $ 3,488          1.12%          --
  2005   Lowest contract charge 0.00% Class B      $ 133.17             --                 --            --         7.40%
         Highest contract charge 0.00% Class B     $ 133.17             --                 --            --         7.40%
         All contract charges                            --             21            $ 2,761          1.21%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Fidelity(R) VIP High Income
---------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 156.41             --                 --            --        43.47%
         Highest contract charge 0.00% Class B     $ 156.41             --                 --            --        43.47%
         All contract charges                            --            114            $17,838         10.51%          --
  2008   Lowest contract charge 0.00% Class B      $ 109.02             --                 --            --       (25.14)%
         Highest contract charge 0.00% Class B     $ 109.02             --                 --            --       (25.14)%
         All contract charges                            --             60            $ 6,563         10.39%          --
  2007   Lowest contract charge 0.00% Class B      $ 145.64             --                 --            --         2.54%
         Highest contract charge 0.00% Class B     $ 145.64             --                 --            --         2.54%
         All contract charges                            --             66            $ 9,673          9.22%          --
  2006   Lowest contract charge 0.00% Class B      $ 142.03             --                 --            --        11.02%
         Highest contract charge 0.00% Class B     $ 142.03             --                 --            --        11.02%
         All contract charges                            --             61            $ 8,621         10.89%          --
  2005   Lowest contract charge 0.00% Class B      $ 127.93             --                 --            --         2.31%
         Highest contract charge 0.00% Class B     $ 127.93             --                 --            --         2.31%
         All contract charges                            --             25            $ 3,225         14.56%          --
Fidelity(R) VIP Investment Grade Bond
-------------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 131.38             --                 --            --        15.47%
         Highest contract charge 0.00% Class B     $ 131.38             --                 --            --        15.47%
         All contract charges                            --            154            $19,978          8.38%          --
  2008   Lowest contract charge 0.00% Class B      $ 113.78             --                 --            --        (3.46)%
         Highest contract charge 0.00% Class B     $ 113.78             --                 --            --        (3.46)%
         All contract charges                            --             73            $ 8,340          3.86%          --
  2007   Lowest contract charge 0.00% Class B      $ 117.86             --                 --            --         4.08%
         Highest contract charge 0.00% Class B     $ 117.86             --                 --            --         4.08%
         All contract charges                            --             84            $ 9,953          3.52%          --
  2006   Lowest contract charge 0.00% Class B      $ 113.24             --                 --            --         4.14%
         Highest contract charge 0.00% Class B     $ 113.24             --                 --            --         4.14%
         All contract charges                            --             74            $ 8,360          4.58%          --
  2005   Lowest contract charge 0.00% Class B      $ 108.74             --                 --            --         1.89%
         Highest contract charge 0.00% Class B     $ 108.74             --                 --            --         1.89%
         All contract charges                            --             56            $ 6,087          3.51%          --
Fidelity(R) VIP Mid Cap
-----------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 231.74             --                 --            --        39.76%
         Highest contract charge 0.00% Class B     $ 231.74             --                 --            --        39.76%
         All contract charges                            --            137            $31,690          0.48%          --
  2008   Lowest contract charge 0.00% Class B      $ 165.82             --                 --            --       (39.61)%
         Highest contract charge 0.00% Class B     $ 165.82             --                 --            --       (39.61)%
         All contract charges                            --            134            $22,273          0.24%          --
  2007   Lowest contract charge 0.00% Class B      $ 274.57             --                 --            --        15.34%
         Highest contract charge 0.00% Class B     $ 274.57             --                 --            --        15.34%
         All contract charges                            --            147            $40,381          8.68%          --
  2006   Lowest contract charge 0.00% Class B      $ 238.06             --                 --            --        12.40%
         Highest contract charge 0.00% Class B     $ 238.06             --                 --            --        12.40%
         All contract charges                            --            138            $32,948          1.13%          --
  2005   Lowest contract charge 0.00% Class B      $ 211.79             --                 --            --        18.02%
         Highest contract charge 0.00% Class B     $ 211.79             --                 --            --        18.02%
         All contract charges                            --            125            $26,506            --           --
Fidelity(R) VIP Value
---------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 132.79             --                 --            --        42.11%
         Highest contract charge 0.00% Class B     $ 132.79             --                 --            --        42.11%
         All contract charges                            --             41            $ 5,439          0.77%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Fidelity(R) VIP Value (Continued)
---------------------------------
  2008   Lowest contract charge 0.00% Class B     $  93.44               --                --            --       (46.60)%
         Highest contract charge 0.00% Class B    $  93.44               --                --            --       (46.60)%
         All contract charges                           --               32          $  2,965          0.61%          --
  2007   Lowest contract charge 0.00% Class B     $ 174.99               --                --            --         1.86%
         Highest contract charge 0.00% Class B    $ 174.99               --                --            --         1.86%
         All contract charges                           --               40          $  6,930          4.26%          --
  2006   Lowest contract charge 0.00% Class B     $ 171.80               --                --            --        14.41%
         Highest contract charge 0.00% Class B    $ 171.80               --                --            --        14.41%
         All contract charges                           --               25          $  4,323          0.88%          --
  2005   Lowest contract charge 0.00% Class B     $ 150.16               --                --            --         5.84%
         Highest contract charge 0.00% Class B    $ 150.16               --                --            --         5.84%
         All contract charges                           --               20          $  3,017          0.42%          --
Fidelity(R) VIP Value Strategies
--------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B     $ 168.44               --                --            --        57.15%
         Highest contract charge 0.00% Class B    $ 168.44               --                --            --        57.15%
         All contract charges                           --               35          $  5,964          0.42%          --
  2008   Lowest contract charge 0.00% Class B     $ 107.18               --                --            --       (51.28)%
         Highest contract charge 0.00% Class B    $ 107.18               --                --            --       (51.28)%
         All contract charges                           --               25          $  2,697          0.48%          --
  2007   Lowest contract charge 0.00% Class B     $ 220.01               --                --            --         5.44%
         Highest contract charge 0.00% Class B    $ 220.01               --                --            --         5.44%
         All contract charges                           --               38          $  8,359          6.13%          --
  2006   Lowest contract charge 0.00% Class B     $ 208.66               --                --            --        16.01%
         Highest contract charge 0.00% Class B    $ 208.66               --                --            --        16.01%
         All contract charges                           --               20          $  4,109          2.31%          --
  2005   Lowest contract charge 0.00% Class B     $ 179.87               --                --            --         2.43%
         Highest contract charge 0.00% Class B    $ 179.87               --                --            --         2.43%
         All contract charges                           --               18          $  3,269          0.09%          --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A     $ 145.11               --                --            --        37.61%
         Highest contract charge 0.90% Class A    $ 153.66               --                --            --        36.37%
         All contract charges                           --              901          $331,262          0.39%          --
  2008   Lowest contract charge 0.00% Class A     $ 105.45               --                --            --       (46.54)%
         Highest contract charge 0.90% Class A    $ 112.68               --                --            --       (47.02)%
         All contract charges                           --              870          $249,801          0.50%          --
  2007   Lowest contract charge 0.00% Class A     $ 197.25               --                --            --        11.66%
         Highest contract charge 0.90% Class A    $ 212.70               --                --            --        10.65%
         All contract charges                           --              950          $516,296          0.10%          --
  2006   Lowest contract charge 0.00% Class A     $ 176.65               --                --            --         5.37%
         Highest contract charge 0.90% Class A    $ 192.22               --                --            --         4.43%
         All contract charges                           --            1,040          $506,530          0.17%          --
  2005   Lowest contract charge 0.00% Class A     $ 167.64               --                --            --         8.47%
         Highest contract charge 0.90% Class A    $ 184.07               --                --            --         7.50%
         All contract charges                           --            1,126          $524,189            --           --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  74.30               --                --            --        37.27%
         Highest contract charge 0.90% Class B    $  67.61               --                --            --        36.04%
         All contract charges                           --              261          $ 18,387          0.39%          --
  2008   Lowest contract charge 0.00% Class B     $  54.13               --                --            --       (46.68)%
         Highest contract charge 0.90% Class B    $  49.70               --                --            --       (47.16)%
         All contract charges                           --              178          $  9,141          0.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Aggressive Equity (Continued)
------------------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 101.51             --                 --            --         11.38%
         Highest contract charge 0.90% Class B     $  94.06             --                 --            --         10.39%
         All contract charges                            --            186            $17,789          0.10%           --
  2006   Lowest contract charge 0.00% Class B      $  91.14             --                 --            --          5.11%
         Highest contract charge 0.90% Class B     $  85.21             --                 --            --          4.17%
         All contract charges                            --            189            $16,561          0.17%           --
  2005   Lowest contract charge 0.00% Class B      $  86.70             --                 --            --          8.17%
         Highest contract charge 0.90% Class B     $  81.80             --                 --            --          7.23%
         All contract charges                            --            198            $16,583            --            --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 140.21             --                 --            --          8.58%
         Highest contract charge 0.60% Class A     $ 140.92             --                 --            --          7.93%
         All contract charges                            --            184            $24,878          3.64%           --
  2008   Lowest contract charge 0.00% Class A      $ 129.13             --                 --            --          2.72%
         Highest contract charge 0.60% Class A     $ 130.57             --                 --            --          2.11%
         All contract charges                            --            162            $20,806          4.96%           --
  2007   Lowest contract charge 0.00% Class A      $ 125.71             --                 --            --          6.53%
         Highest contract charge 0.60% Class A     $ 127.87             --                 --            --          5.89%
         All contract charges                            --            157            $19,585          4.20%           --
  2006   Lowest contract charge 0.00% Class A      $ 118.00             --                 --            --          4.03%
         Highest contract charge 0.60% Class A     $ 120.76             --                 --            --          3.40%
         All contract charges                            --            136            $15,997          4.16%           --
  2005   Lowest contract charge 0.00% Class A      $ 113.43             --                 --            --          2.00%
         Highest contract charge 0.60% Class A     $ 116.79             --                 --            --          1.39%
         All contract charges                            --            101            $11,470          3.52%           --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 145.18             --                 --            --          8.32%
         Highest contract charge 0.90% Class B     $ 135.05             --                 --            --          7.33%
         All contract charges                            --            582            $81,363          3.64%           --
  2008   Lowest contract charge 0.00% Class B      $ 134.03             --                 --            --          2.46%
         Highest contract charge 0.90% Class B     $ 125.82             --                 --            --          1.55%
         All contract charges                            --            479            $62,184          4.96%           --
  2007   Lowest contract charge 0.00% Class B      $ 130.81             --                 --            --          6.26%
         Highest contract charge 0.90% Class B     $ 123.90             --                 --            --          5.29%
         All contract charges                            --            459            $58,320          4.20%           --
  2006   Lowest contract charge 0.00% Class B      $ 123.10             --                 --            --          3.77%
         Highest contract charge 0.90% Class B     $ 117.67             --                 --            --          2.84%
         All contract charges                            --            482            $57,882          4.16%           --
  2005   Lowest contract charge 0.00% Class B      $ 118.63             --                 --            --          1.75%
         Highest contract charge 0.90% Class B     $ 114.42             --                 --            --          0.83%
         All contract charges                            --            457            $53,081          3.52%           --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 191.99             --                 --            --         30.24%
         Highest contract charge 0.60% Class A     $ 138.13             --                 --            --         29.45%
         All contract charges                            --             76            $14,392          1.68%           --
  2008   Lowest contract charge 0.00% Class A      $ 147.41             --                 --            --        (47.10)%
         Highest contract charge 0.60% Class A     $ 106.70             --                 --            --        (47.42)%
         All contract charges                            --             76            $11,041          1.63%           --
  2007   Lowest contract charge 0.00% Class A      $ 278.66             --                 --            --         12.71%
         Highest contract charge 0.60% Class A     $ 202.92             --                 --            --         12.04%
         All contract charges                            --             71            $19,542          0.78%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager International Equity (Continued)
---------------------------------------------
  2006   Lowest contract charge 0.00% Class A      $ 247.23             --                 --            --         25.63%
         Highest contract charge 0.60% Class A     $ 181.12             --                 --            --         24.88%
         All contract charges                            --             60            $14,457          2.37%           --
  2005   Lowest contract charge 0.00% Class A      $ 196.79             --                 --            --         15.73%
         Highest contract charge 0.60% Class A     $ 145.04             --                 --            --         15.04%
         All contract charges                            --             40            $ 7,871          4.18%           --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 181.13             --                 --            --         29.92%
         Highest contract charge 0.90% Class B     $ 130.00             --                 --            --         28.75%
         All contract charges                            --            294            $40,174          1.68%           --
  2008   Lowest contract charge 0.00% Class B      $ 139.42             --                 --            --        (47.23)%
         Highest contract charge 0.90% Class B     $ 100.97             --                 --            --        (47.71)%
         All contract charges                            --            313            $32,917          1.63%           --
  2007   Lowest contract charge 0.00% Class B      $ 264.21             --                 --            --         12.43%
         Highest contract charge 0.90% Class B     $ 193.09             --                 --            --         11.41%
         All contract charges                            --            326            $65,021          0.78%           --
  2006   Lowest contract charge 0.00% Class B      $ 235.00             --                 --            --         25.32%
         Highest contract charge 0.90% Class B     $ 173.31             --                 --            --         24.19%
         All contract charges                            --            309            $54,685          2.37%           --
  2005   Lowest contract charge 0.00% Class B      $ 187.53             --                 --            --         15.44%
         Highest contract charge 0.90% Class B     $ 139.55             --                 --            --         14.41%
         All contract charges                            --            206            $29,285          4.18%           --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 154.20             --                 --            --         32.84%
         Highest contract charge 0.60% Class A     $ 108.70             --                 --            --         32.04%
         All contract charges                            --             23            $ 3,543          1.68%           --
  2008   Lowest contract charge 0.00% Class A      $ 116.08             --                 --            --        (39.38)%
         Highest contract charge 0.60% Class A     $  82.32             --                 --            --        (39.75)%
         All contract charges                            --             23            $ 2,622          0.63%           --
  2007   Lowest contract charge 0.00% Class A      $ 191.50             --                 --            --          5.27%
         Highest contract charge 0.60% Class A     $ 136.63             --                 --            --          4.63%
         All contract charges                            --             22            $ 4,107          0.55%           --
  2006   Lowest contract charge 0.00% Class A      $ 181.92             --                 --            --         13.86%
         Highest contract charge 0.60% Class A     $ 130.58             --                 --            --         13.18%
         All contract charges                            --             21            $ 3,635          0.75%           --
  2005   Lowest contract charge 0.00% Class A      $ 159.77             --                 --            --          7.00%
         Highest contract charge 0.60% Class A     $ 115.37             --                 --            --          6.36%
         All contract charges                            --             17            $ 2,776          0.96%           --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 138.05             --                 --            --         32.51%
         Highest contract charge 0.90% Class B     $ 103.27             --                 --            --         31.32%
         All contract charges                            --             36            $ 3,992          1.60%           --
  2008   Lowest contract charge 0.00% Class B      $ 104.18             --                 --            --        (39.54)%
         Highest contract charge 0.90% Class B     $  78.64             --                 --            --        (40.08)%
         All contract charges                            --             37            $ 3,035          0.63%           --
  2007   Lowest contract charge 0.00% Class B      $ 172.31             --                 --            --          5.00%
         Highest contract charge 0.90% Class B     $ 131.25             --                 --            --          4.05%
         All contract charges                            --             42            $ 5,631          0.55%           --
  2006   Lowest contract charge 0.00% Class B      $ 164.10             --                 --            --         13.58%
         Highest contract charge 0.90% Class B     $ 126.14             --                 --            --         12.56%
         All contract charges                            --             30            $ 3,891          0.75%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Large Cap Core Equity (Continued)
----------------------------------------------
  2005   Lowest contract charge 0.00% Class B      $ 144.48             --                 --            --          6.73%
         Highest contract charge 0.90% Class B     $ 112.07             --                 --            --          5.77%
         All contract charges                            --             29            $ 3,416          0.96%           --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 130.26             --                 --            --         36.85%
         Highest contract charge 0.60% Class A     $  87.61             --                 --            --         36.04%
         All contract charges                            --             58            $ 7,477          0.31%           --
  2008   Lowest contract charge 0.00% Class A      $  95.18             --                 --            --        (45.29)%
         Highest contract charge 0.60% Class A     $  64.40             --                 --            --        (45.63)%
         All contract charges                            --             58            $ 5,436            --            --
  2007   Lowest contract charge 0.00% Class A      $ 173.98             --                 --            --         11.53%
         Highest contract charge 0.60% Class A     $ 118.44             --                 --            --         10.85%
         All contract charges                            --             56            $ 9,661            --            --
  2006   Lowest contract charge 0.00% Class A      $ 156.00             --                 --            --          0.36%
         Highest contract charge 0.60% Class A     $ 106.85             --                 --            --         (0.24)%
         All contract charges                            --             49            $ 7,688            --            --
  2005   Lowest contract charge 0.00% Class A      $ 155.44             --                 --            --          7.76%
         Highest contract charge 0.60% Class A     $ 107.10             --                 --            --          7.11%
         All contract charges                            --             40            $ 6,149            --            --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 116.67             --                 --            --         36.55%
         Highest contract charge 0.90% Class B     $  79.60             --                 --            --         35.30%
         All contract charges                            --            111            $ 9,342          0.31%           --
  2008   Lowest contract charge 0.00% Class B      $  85.44             --                 --            --        (45.38)%
         Highest contract charge 0.90% Class B     $  58.83             --                 --                      (45.87)%
         All contract charges                            --            103            $ 6,372            --            --
  2007   Lowest contract charge 0.00% Class B      $ 156.43             --                 --            --         11.24%
         Highest contract charge 0.90% Class B     $ 108.68             --                 --            --         10.25%
         All contract charges                            --            109            $12,271            --            --
  2006   Lowest contract charge 0.00% Class B      $ 140.62             --                 --            --          0.11%
         Highest contract charge 0.90% Class B     $  98.58             --                 --            --         (0.79)%
         All contract charges                            --            107            $10,902            --            --
  2005   Lowest contract charge 0.00% Class B      $ 140.46             --                 --            --          7.49%
         Highest contract charge 0.90% Class B     $  99.37             --                 --            --          6.53%
         All contract charges                            --             89            $ 9,156            --            --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 163.46             --                 --            --         23.16%
         Highest contract charge 0.60% Class A     $ 118.02             --                 --            --         22.43%
         All contract charges                            --             63            $ 9,918          1.92%           --
  2008   Lowest contract charge 0.00% Class A      $ 132.72             --                 --            --        (37.29)%
         Highest contract charge 0.60% Class A     $  96.40             --                 --            --        (37.67)%
         All contract charges                            --             63            $ 8,190          1.56%           --
  2007   Lowest contract charge 0.00% Class A      $ 211.64             --                 --            --          3.90%
         Highest contract charge 0.60% Class A     $ 154.66             --                 --            --          3.27%
         All contract charges                            --             56            $11,584          1.24%           --
  2006   Lowest contract charge 0.00% Class A      $ 203.70             --                 --            --         19.61%
         Highest contract charge 0.60% Class A     $ 149.76             --                 --            --         18.90%
         All contract charges                            --             41            $ 8,389          3.08%           --
  2005   Lowest contract charge 0.00% Class A      $ 170.29             --                 --            --          7.37%
         Highest contract charge 0.60% Class A     $ 125.96             --                 --            --          6.73%
         All contract charges                            --             30            $ 4,942          3.44%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 148.60             --                 --            --         22.85%
         Highest contract charge 0.90% Class B     $ 113.84             --                 --            --         21.75%
         All contract charges                            --            203            $24,443          1.92%           --
  2008   Lowest contract charge 0.00% Class B      $ 120.96             --                 --            --        (37.45)%
         Highest contract charge 0.90% Class B     $  93.50             --                 --            --        (38.01)%
         All contract charges                            --            228            $22,209          1.56%           --
  2007   Lowest contract charge 0.00% Class B      $ 193.37             --                 --            --          3.64%
         Highest contract charge 0.90% Class B     $ 150.84             --                 --            --          2.70%
         All contract charges                            --            201            $31,371          1.24%           --
  2006   Lowest contract charge 0.00% Class B      $ 186.58             --                 --            --         19.32%
         Highest contract charge 0.90% Class B     $ 146.87             --                 --            --         18.25%
         All contract charges                            --            185            $28,015          3.08%           --
  2005   Lowest contract charge 0.00% Class B      $ 156.37             --                 --            --          7.09%
         Highest contract charge 0.90% Class B     $ 124.20             --                 --            --          6.13%
         All contract charges                            --            127            $16,025          3.44%           --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 182.73             --                 --            --         42.13%
         Highest contract charge 0.60% Class A     $ 106.45             --                 --            --         41.28%
         All contract charges                            --             52            $ 9,201            --            --
  2008   Lowest contract charge 0.00% Class A      $ 128.57             --                 --            --        (43.44)%
         Highest contract charge 0.60% Class A     $  75.35             --                 --            --        (43.78)%
         All contract charges                            --             51            $ 6,494            --            --
  2007   Lowest contract charge 0.00% Class A      $ 227.31             --                 --            --         12.19%
         Highest contract charge 0.60% Class A     $ 134.03             --                 --            --         11.51%
         All contract charges                            --             51            $11,417            --            --
  2006   Lowest contract charge 0.00% Class A      $ 202.62             --                 --            --          9.90%
         Highest contract charge 0.60% Class A     $ 120.20             --                 --            --          9.24%
         All contract charges                            --             51            $10,040          0.51%           --
  2005   Lowest contract charge 0.00% Class A      $ 184.38             --                 --            --          8.65%
         Highest contract charge 0.60% Class A     $ 110.03             --                 --            --          8.00%
         All contract charges                            --             41            $ 7,607          1.59%           --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 162.19             --                 --            --         41.78%
         Highest contract charge 0.90% Class B     $  97.40             --                 --            --         40.49%
         All contract charges                            --            167            $17,174            --            --
  2008   Lowest contract charge 0.00% Class B      $ 114.40             --                 --            --        (43.58)%
         Highest contract charge 0.90% Class B     $  69.33             --                 --            --        (44.08)%
         All contract charges                            --            180            $13,058            --            --
  2007   Lowest contract charge 0.00% Class B      $ 202.77             --                 --            --         11.91%
         Highest contract charge 0.90% Class B     $ 123.99             --                 --            --         10.89%
         All contract charges                            --            194            $24,950            --            --
  2006   Lowest contract charge 0.00% Class B      $ 181.19             --                 --            --          9.62%
         Highest contract charge 0.90% Class B     $ 111.81             --                 --            --          8.63%
         All contract charges                            --            201            $23,045          0.51%           --
  2005   Lowest contract charge 0.00% Class B      $ 165.30             --                 --            --          8.38%
         Highest contract charge 0.90% Class B     $ 102.93             --                 --            --          7.41%
         All contract charges                            --            175            $18,306          1.59%           --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 209.39             --                 --            --         44.72%
         Highest contract charge 0.60% Class A     $ 132.50             --                 --            --         43.86%
         All contract charges                            --             51            $ 9,941          3.12%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2008   Lowest contract charge 0.00% Class A      $ 144.68             --                 --            --       (35.81)%
         Highest contract charge 0.60% Class A     $  92.10             --                 --            --       (36.20)%
         All contract charges                            --             51           $  7,026          0.49%          --
  2007   Lowest contract charge 0.00% Class A      $ 225.38             --                 --            --         0.34%
         Highest contract charge 0.60% Class A     $ 144.35             --                 --            --        (0.26)%
         All contract charges                            --             44           $  9,523            --           --
  2006   Lowest contract charge 0.00% Class A      $ 224.61             --                 --            --        15.01%
         Highest contract charge 0.60% Class A     $ 144.73             --                 --            --        14.32%
         All contract charges                            --             45           $  9,597          1.78%          --
  2005   Lowest contract charge 0.00% Class A      $ 195.29             --                 --            --         7.61%
         Highest contract charge 0.60% Class A     $ 126.59             --                 --            --         6.96%
         All contract charges                            --             33           $  6,172          7.27%          --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 137.87             --                 --            --        44.36%
         Highest contract charge 0.90% Class B     $ 128.24             --                 --            --        43.06%
         All contract charges                            --            317           $ 42,070          3.12%          --
  2008   Lowest contract charge 0.00% Class B      $  95.50             --                 --            --       (35.97)%
         Highest contract charge 0.90% Class B     $  89.64             --                 --            --       (36.55)%
         All contract charges                            --            331           $ 30,500          0.49%          --
  2007   Lowest contract charge 0.00% Class B      $ 149.14             --                 --            --         0.09%
         Highest contract charge 0.90% Class B     $ 141.27             --                 --            --        (0.81)%
         All contract charges                            --            362           $ 52,202            --           --
  2006   Lowest contract charge 0.00% Class B      $ 149.00             --                 --            --        14.73%
         Highest contract charge 0.90% Class B     $ 142.42             --                 --            --        13.70%
         All contract charges                            --            374           $ 54,292          1.78%          --
  2005   Lowest contract charge 0.00% Class B      $ 129.87             --                 --            --         7.34%
         Highest contract charge 0.90% Class B     $ 125.26             --                 --            --         6.38%
         All contract charges                            --            336           $ 42,836          7.27%          --
Multlimanager Multi-Sector Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 190.79             --                 --            --         9.92%
         Highest contract charge 0.90% Class A     $ 198.75             --                 --            --         8.93%
         All contract charges                            --            464           $115,385          4.64%          --
  2008   Lowest contract charge 0.00% Class A      $ 173.57             --                 --            --       (23.31)%
         Highest contract charge 0.90% Class A     $ 182.46             --                 --            --       (24.00)%
         All contract charges                            --            503           $116,460          9.53%          --
  2007   Lowest contract charge 0.00% Class A      $ 226.34             --                 --            --         3.39%
         Highest contract charge 0.90% Class A     $ 240.09             --                 --            --         2.46%
         All contract charges                            --            537           $164,892          7.42%          --
  2006   Lowest contract charge 0.00% Class A      $ 218.91             --                 --            --        10.20%
         Highest contract charge 0.90% Class A     $ 234.32             --                 --            --         9.22%
         All contract charges                            --            639           $194,839          7.51%          --
  2005   Lowest contract charge 0.00% Class A      $ 198.64             --                 --            --         3.32%
         Highest contract charge 0.90% Class A     $ 214.55             --                 --            --         2.39%
         All contract charges                            --            633           $179,897          8.29%          --
Multlimanager Multi-Sector Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 115.82             --                 --            --         9.65%
         Highest contract charge 0.90% Class B     $  90.62             --                 --            --         8.66%
         All contract charges                            --            171           $ 16,486          4.64%          --
  2008   Lowest contract charge 0.00% Class B      $ 105.63             --                 --            --       (23.51)%
         Highest contract charge 0.90% Class B     $  83.40             --                 --            --       (24.19)%
         All contract charges                            --            187           $ 16,482          9.53%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
    Multlimanager Multi-Sector Bond (Continued)
-----------------------------------------------

  2007   Lowest contract charge 0.00% Class B          $ 138.09             --                 --            --         3.14%
         Highest contract charge 0.90% Class B         $ 110.01             --                 --            --         2.20%
         All contract charges                                --            222            $25,669          7.42%          --
  2006   Lowest contract charge 0.00% Class B          $ 133.89             --                 --            --         9.93%
         Highest contract charge 0.90% Class B         $ 107.64             --                 --            --         8.94%
         All contract charges                                --            212            $23,535          7.51%          --
  2005   Lowest contract charge 0.00% Class B          $ 121.79             --                 --            --         3.06%
         Highest contract charge 0.90% Class B         $  98.80             --                 --            --         2.14%
         All contract charges                                --            205            $20,734          8.29%          --
Mutlimanager Small Cap Growth (h)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 109.93             --                 --            --        34.54%
         Highest contract charge 0.90% Class B (e)     $  73.21             --                 --            --        33.32%
         All contract charges                                --             69            $ 6,549            --           --
  2008   Lowest contract charge 0.00% Class B          $  81.71             --                 --            --       (42.11)%
         Highest contract charge 0.90% Class B (e)     $  54.91             --                 --            --       (42.63)%
         All contract charges                                --             48            $ 3,506            --           --
  2007   Lowest contract charge 0.00% Class B          $ 141.15             --                 --            --         3.68%
         Highest contract charge 0.90% Class B (e)     $  95.72             --                 --            --        (4.28)%
         All contract charges                                --             35            $ 4,611            --           --
  2006   Lowest contract charge 0.00% Class B          $ 136.14             --                 --            --        10.21%
         Highest contract charge 0.00% Class B         $ 136.14             --                 --            --        10.21%
         All contract charges                                --             19            $ 2,587          1.23%          --
  2005   Lowest contract charge 0.00% Class B          $ 123.53             --                 --            --         7.49%
         Highest contract charge 0.00% Class B         $ 123.53             --                 --            --         7.49%
         All contract charges                                --              5            $   658          3.61%          --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A          $ 154.45             --                 --            --        26.73%
         Highest contract charge 0.60% Class A         $ 148.76             --                 --            --        25.97%
         All contract charges                                --             74            $11,427          1.14%          --
  2008   Lowest contract charge 0.00% Class A          $ 121.87             --                 --            --       (37.71)%
         Highest contract charge 0.60% Class A         $ 118.09             --                 --            --       (38.08)%
         All contract charges                                --             73            $ 8,899          0.31%          --
  2007   Lowest contract charge 0.00% Class A          $ 195.65             --                 --            --        (9.59)%
         Highest contract charge 0.60% Class A         $ 190.72             --                 --            --       (10.14)%
         All contract charges                                --             74            $14,269          0.38%          --
  2006   Lowest contract charge 0.00% Class A          $ 216.41             --                 --            --        16.40%
         Highest contract charge 0.60% Class A         $ 212.25             --                 --            --        15.70%
         All contract charges                                --             67            $14,314          6.20%          --
  2005   Lowest contract charge 0.00% Class A          $ 185.93             --                 --            --         4.95%
         Highest contract charge 0.60% Class A         $ 183.45             --                 --            --         4.32%
         All contract charges                                --             49            $ 8,881          5.33%          --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 162.86             --                 --            --        26.42%
         Highest contract charge 0.90% Class B         $ 147.95             --                 --            --        25.28%
         All contract charges                                --            108            $16,637          1.14%          --
  2008   Lowest contract charge 0.00% Class B          $ 128.82             --                 --            --       (37.86)%
         Highest contract charge 0.90% Class B         $ 118.09             --                 --            --       (38.43)%
         All contract charges                                --            125            $15,267          0.31%          --
  2007   Lowest contract charge 0.00% Class B          $ 207.32             --                 --            --        (9.84)%
         Highest contract charge 0.90% Class B         $ 191.79             --                 --            --       (10.65)%
         All contract charges                                --            146            $28,898          0.38%          --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
Multimanager Small Cap Value (Continued)
----------------------------------------
  2006   Lowest contract charge 0.00% Class B         $ 229.95             --                 --            --         16.11%
         Highest contract charge 0.90% Class B        $ 214.66             --                 --            --         15.07%
         All contract charges                               --            160            $35,191          6.20%           --
  2005   Lowest contract charge 0.00% Class B         $ 198.05             --                 --            --          3.91%
         Highest contract charge 0.90% Class B        $ 186.56             --                 --            --          3.75%
         All contract charges                               --            120            $23,048          5.33%           --
Multimanager Technology
-----------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A         $ 223.26             --                 --            --         58.84%
         Highest contract charge 0.60% Class A        $ 119.01             --                 --            --         57.88%
         All contract charges                               --             55            $11,948            --            --
  2008   Lowest contract charge 0.00% Class A         $ 140.56             --                 --            --        (46.96)%
         Highest contract charge 0.60% Class A        $  75.38             --                 --            --        (47.28)%
         All contract charges                               --             51            $ 6,987            --            --
  2007   Lowest contract charge 0.00% Class A         $ 265.01             --                 --            --         18.55%
         Highest contract charge 0.60% Class A        $ 142.97             --                 --            --         17.83%
         All contract charges                               --             47            $12,183            --            --
  2006   Lowest contract charge 0.00% Class A         $ 223.55             --                 --            --          7.57%
         Highest contract charge 0.60% Class A        $ 121.34             --                 --            --          6.93%
         All contract charges                               --             40            $ 8,494            --            --
  2005   Lowest contract charge 0.00% Class A         $ 207.81             --                 --            --         11.56%
         Highest contract charge 0.60% Class A        $ 113.47             --                 --            --         10.89%
         All contract charges                               --             31            $ 6,009            --            --
Multimanager Technology
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 182.41             --                 --            --         58.44%
         Highest contract charge 0.90% Class B        $ 104.59             --                 --            --         57.02%
         All contract charges                               --            577            $68,071            --            --
  2008   Lowest contract charge 0.00% Class B         $ 115.13             --                 --            --        (47.08)%
         Highest contract charge 0.90% Class B        $  66.61             --                 --            --        (47.56)%
         All contract charges                               --            551            $40,530            --            --
  2007   Lowest contract charge 0.00% Class B         $ 217.54             --                 --            --         18.22%
         Highest contract charge 0.90% Class B        $ 127.01             --                 --            --         17.15%
         All contract charges                               --            586            $81,155            --            --
  2006   Lowest contract charge 0.00% Class B         $ 184.01             --                 --            --          7.30%
         Highest contract charge 0.90% Class B        $ 108.42             --                 --            --          6.33%
         All contract charges                               --            574            $66,544            --            --
  2005   Lowest contract charge 0.00% Class B         $ 171.50             --                 --            --         11.27%
         Highest contract charge 0.90% Class B        $ 101.96             --                 --            --         10.27%
         All contract charges                               --            620            $67,000            --            --
Natural Resources
-----------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)     $  78.88             --                 --            --         76.42%
         Lowest contract charge 0.00% Class B (n)     $  78.88             --                 --            --         76.42%
         All contract charges                               --            367            $28,942          0.28%           --
  2008   Lowest contract charge 0.00% Class B (n)     $  44.71             --                 --            --        (55.29)%
         Lowest contract charge 0.00% Class B (n)     $  44.71             --                 --            --        (55.29)%
         All contract charges                               --            255            $11,418          0.22%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
Target 2015 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  97.56             --                 --             --        20.30%
         Lowest contract charge 0.00% Class B (n)    $  97.56             --                 --             --        20.30%
         All contract charges                              --             37             $3,250           6.33%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  81.10             --                 --             --       (28.29)%
         Lowest contract charge 0.00% Class B (n)    $  81.10             --                 --             --       (28.29)%
         All contract charges                              --             11             $  878          13.10%          --
Target 2025 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  94.32             --                 --             --        23.20%
         Lowest contract charge 0.00% Class B (n)    $  94.32             --                 --             --        23.20%
         All contract charges                              --             18             $1,631           5.94%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  76.56             --                 --             --       (32.44)%
         Lowest contract charge 0.00% Class B (n)    $  76.56             --                 --             --       (32.44)%
         All contract charges                              --              9             $  658          19.66%          --
Target 2035 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  92.42             --                 --             --        25.56%
         Lowest contract charge 0.00% Class B (n)    $  92.42             --                 --             --        25.56%
         All contract charges                              --             14             $1,281           6.51%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  73.61             --                 --             --       (35.40)%
         Lowest contract charge 0.00% Class B (n)    $  73.61             --                 --             --       (35.40)%
         All contract charges                              --              1             $   97           8.24%          --
Target 2045 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  90.03             --                 --             --        27.76%
         Lowest contract charge 0.00% Class B (n)    $  90.03             --                 --             --        27.76%
         All contract charges                              --              3             $  153           3.68%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  70.47             --                 --             --       (38.66)%
         Lowest contract charge 0.00% Class B (n)    $  70.47             --                 --             --       (38.66)%
         All contract charges                              --             --             $    8             --           --
Vanguard VIF Equity Index
-------------------------
         Unit Value 0.60%*
  2009   Lowest contract charge 0.60% Class A        $ 106.86             --                 --             --        25.68%
         Highest contract charge 0.60% Class A       $ 106.86             --                 --             --        25.68%
         All contract charges                              --             48             $5,109           2.63%          --
  2008   Lowest contract charge 0.60% Class A        $  85.02             --                 --             --       (37.31)%
         Highest contract charge 0.60% Class A       $  85.02             --                 --             --       (37.31)%
         All contract charges                              --             48             $4,107           5.70%          --
  2007   Lowest contract charge 0.60% Class A        $ 135.63             --                 --             --         4.75%
         Highest contract charge 0.60% Class A       $ 135.63             --                 --             --         4.75%
         All contract charges                              --             40             $5,476           1.41%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2009

8. Accumulation Unit Values (Concluded)


                                                                             Years Ended December 31,
                                                  ------------------------------------------------------------------------------
                                                      Unit              Units          Net Assets      Investment        Total
                                                   Fair Value    Outstanding (000s)      (000s)      Income Ratio**    Return***
                                                  ------------  --------------------  ------------  ----------------  ----------
Vanguard VIF Equity Index (Continued)
-------------------------------------
  2006   Lowest contract charge 0.60% Class A       $ 129.48             --                  --              --          14.26%
         Highest contract charge 0.60% Class A      $ 129.48             --                  --              --          14.26%
         All contract charges                             --             33              $4,257            1.59%            --
  2005   Lowest contract charge 0.60% Class A       $ 113.32             --                  --              --           4.17%
         Highest contract charge 0.60% Class A      $ 113.32             --                  --              --           4.17%
         All contract charges                             --             28              $3,166            1.57%            --

----------
(a)  Units were made available on May 9, 2005.
(b)  Units were made available October 10, 2005.
(c)  Units were made available for sale on April 27, 2007.
(d)  Units were made available for sale on July 6, 2007.
(e)  Units were made available for sale on May 25, 2007.
(f) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(g) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(h) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(i) A substitution of EQ/Large Cap Value PLUS was made for Davis Value on August 17, 2007.
(j) A substitution of EQ/Van Kampen Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
(k) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
(l) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(m)  Units were made available for sale May 1, 2006.
(n)  Units were made available for sale May 1, 2008.
(o) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(p) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(q) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(r) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(s) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(t) Multimanager Aggressive Equity replaced Multimanger Health Care due to a fund merger on September 18, 2009.
(u) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(v) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(w)  Units were made available for sale on May 1, 2009.
(x)  Units were made available for sale on September 11, 2009.
(y)  Units were made available for sale on September 18, 2009.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum Contract charges offered by the Company as Contractowners may not have selected all available and applicable Contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008.................. F-2
   Consolidated Statements of (Loss) Earnings, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-3
   Consolidated Statements of Equity, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-5
   Consolidated Statements of Comprehensive (Loss) Income,
     Years Ended December 31, 2009, 2008 and 2007........................... F-6
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of (loss) earnings, of equity, of comprehensive (loss) income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009, for recognition and presentation of other-than-temporary impairment losses on April 1, 2009, fair value measurement on January 1, 2008 and for uncertainty in income taxes of January 1, 2007.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2010

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008


                                                                                    2009                 2008
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value.......................  $     27,470.2       $     23,831.0
   Mortgage loans on real estate............................................         3,554.8              3,673.9
   Equity real estate, held for the production of income....................            98.5                 56.3
   Policy loans.............................................................         3,616.8              3,700.3
   Other equity investments.................................................         1,562.3              1,646.8
   Trading securities......................................................            484.6                322.7
   Other invested assets....................................................         1,482.6              1,500.9
                                                                              -----------------    -----------------
     Total investments......................................................        38,269.8             34,731.9
Cash and cash equivalents...................................................         1,791.7              2,403.2
Cash and securities segregated, at fair value...............................           985.7              2,572.6
Broker-dealer related receivables...........................................         1,087.6              1,020.4
Deferred policy acquisition costs...........................................         7,745.2              7,482.0
Goodwill and other intangible assets, net...................................         3,676.5              3,702.9
Amounts due from reinsurers.................................................         3,028.2              2,897.2
Loans to affiliates.........................................................         1,048.3                588.3
Other assets................................................................         8,254.9             13,240.8
Separate Accounts' assets...................................................        84,016.5             67,627.0
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,107.3       $     24,742.5
Future policy benefits and other policyholders liabilities..................        17,726.7             17,733.1
Broker-dealer related payables..............................................           279.4                485.5
Customers related payables..................................................         1,430.7              2,753.1
Amounts due to reinsurers...................................................            81.2                 64.2
Short-term and long-term debt...............................................           449.0                484.6
Loans from affiliates.......................................................         1,325.0              1,325.0
Income taxes payable........................................................         3,356.0              3,794.4
Noncontrolling interest subject to redemption rights........................             -                  135.0
Other liabilities...........................................................         3,002.2              2,861.4
Separate Accounts' liabilities..............................................        84,016.5             67,627.0
                                                                              -----------------    -----------------
     Total liabilities......................................................       135,774.0            122,005.8
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2.0 million shares authorized, issued and
     outstanding............................................................             2.5                  2.5
   Capital in excess of par value...........................................         5,582.3              5,184.1
   Retained earnings........................................................         6,311.8              8,412.6
   Accumulated other comprehensive loss.....................................        (1,035.7)            (2,235.6)
                                                                              -----------------    -----------------
   Total AXA Equitable's equity.............................................        10,860.9             11,363.6
                                                                              -----------------    -----------------
Noncontrolling interest.....................................................         3,269.5              2,896.9
                                                                              -----------------    -----------------
     Total equity...........................................................        14,130.4             14,260.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND EQUITY................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $     2,918.4      $      2,951.7     $      2,741.7
Premiums......................................................          431.1               758.6              804.9
Net investment (loss) income:
   Investment (loss) income from
     derivative instruments...................................       (3,079.4)            7,302.1               86.6
   Other investment income....................................        2,098.9             1,751.9            2,567.1
                                                                -----------------  -----------------  -----------------
       Total net investment (loss) income.....................         (980.5)            9,054.0            2,653.7
Investment gains (losses), net:
   Total other-than-temporary impairment losses...............         (169.2)             (285.9)             (77.8)
   Portion of loss recognized in other
     comprehensive income.....................................            5.9                 -                  -
                                                                -----------------  -----------------  -----------------
       Net impairment losses recognized.......................         (163.3)             (285.9)             (77.8)
   Other investment gains (losses), net.......................          217.0               (52.6)              70.6
                                                                -----------------  -----------------  -----------------
         Total investment gains (losses), net.................           53.7              (338.5)              (7.2)
Commissions, fees and other income............................        3,385.2             4,549.0            5,173.7
(Decrease) increase in fair value of
   reinsurance contracts......................................       (2,565.9)            1,566.8                6.9
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        3,242.0            18,541.6           11,373.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,298.1             4,702.6            1,998.5
Interest credited to policyholders' account balances..........        1,004.3             1,065.3            1,065.2
Compensation and benefits.....................................        1,858.7             1,989.1            2,453.2
Commissions...................................................        1,033.0             1,437.1            1,744.2
Distribution plan payments....................................          207.6               274.4              335.1
Amortization of deferred sales commissions....................           54.9                79.1               95.5
Interest expense..............................................          107.8                51.5               58.2
Amortization of deferred policy acquisition costs.............          115.0             3,484.7            1,099.2
Capitalization of deferred policy acquisition costs...........         (975.3)           (1,394.1)          (1,719.3)
Rent expense..................................................          258.2               246.6              224.3
Amortization of other intangible assets.......................           24.1                23.7               23.2
Other operating costs and expenses............................        1,334.3             1,196.0            1,317.9
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,320.7            13,156.0            8,695.2
                                                                -----------------  -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
(Loss) earnings from continuing operations
   before income taxes........................................  $    (3,078.7)     $      5,385.6     $      2,678.5
Income tax benefit (expense)..................................        1,272.1            (1,690.5)            (752.5)
                                                                -----------------  -----------------  -----------------

(Loss) earnings from continuing operations,
   net of income taxes........................................       (1,806.6)            3,695.1            1,926.0
Earnings (loss) from discontinued operations,
   net of income taxes........................................            2.7                (4.8)               7.7
Gains on disposal of discontinued operations,
   net of income taxes........................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------

Net (loss) earnings...........................................       (1,803.9)            3,696.6            1,936.5
   Less: net earnings attributable to noncontrolling interest.         (358.9)             (470.0)            (702.9)
                                                                -----------------  -----------------  -----------------

Net (Loss) Earnings Attributable to AXA Equitable.............  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


Amounts attributable to AXA Equitable:
   (Loss) earnings from continuing operations,
     net of income taxes......................................  $    (2,165.5)     $      3,225.1     $      1,223.1
   Earnings (loss) from discontinued operations,
     net of income taxes......................................            2.7                (4.8)               7.7
   Gain on disposal of discontinued operations,
     net of income taxes......................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------
Net (Loss) Earnings...........................................  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year.......... $          2.5      $         2.5      $         2.5
                                                                   -----------------   ----------------   ----------------

   Capital in excess of par value, beginning of year..............        5,184.1            5,265.4            5,139.6
   Issuance of AllianceBernstein Units to noncontrolling interest.          (54.5)               -                  -
   Changes in capital in excess of par value......................          452.7              (81.3)             125.8
                                                                   -----------------   ----------------   ----------------
   Capital in excess of par value, end of year....................        5,582.3            5,184.1            5,265.4
                                                                   -----------------   ----------------   ----------------

   Retained earnings, beginning of year...........................        8,412.6            5,186.0            4,507.6
   Net (loss) earnings attributable to AXA Equitable..............       (2,162.8)           3,226.6            1,233.6
   Impact of implementing new accounting guidance,
     net of taxes.................................................           62.0                -                 44.8
   Dividends on common stock......................................            -                  -               (600.0)
                                                                   -----------------   ----------------   ----------------
   Retained earnings, end of year.................................        6,311.8            8,412.6            5,186.0
                                                                   -----------------   ----------------   ----------------

   Accumulated other comprehensive loss, beginning of year........       (2,235.6)            (267.9)            (167.3)
   Impact of implementing new accounting guidance,
     net of taxes ................................................          (62.0)               -                  -
   Other comprehensive income (loss) attributable to
     AXA Equitable................................................        1,261.9           (1,967.7)            (100.6)
                                                                   -----------------   ----------------   ----------------
   Accumulated other comprehensive loss, end of year..............       (1,035.7)          (2,235.6)            (267.9)
                                                                   -----------------   ----------------   ----------------

     TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................       10,860.9           11,363.6           10,186.0
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, beginning of year.....................        2,896.9            2,478.9            2,289.9
   Net earnings attributable to noncontrolling interest...........          358.9              470.0              702.9
   Other comprehensive income (loss)
     attributable to noncontrolling interest......................           66.2              (69.9)               9.8
   Issuance of AllianceBernstein Units to
     noncontrolling interest......................................           65.2               32.5               48.5
   Exercise of AB Put.............................................          135.0              495.5                -
   Dividends paid to noncontrolling interest......................         (319.4)            (562.6)            (751.6)
   Capital contributions..........................................            -                 12.8                -
   Other changes in noncontrolling interest.......................           66.7               39.7              179.4
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, end of year...........................        3,269.5            2,896.9            2,478.9
                                                                   -----------------   ----------------   ----------------

TOTAL EQUITY, END OF YEAR......................................... $     14,130.4      $    14,260.5      $    12,664.9
                                                                   =================   ================   ================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE (LOSS) INCOME
Net (loss) earnings............................................... $     (1,803.9)     $     3,696.6      $     1,936.5

Other comprehensive (loss) income, net of income taxes:
Change in unrealized gains (losses), net of
   reclassification adjustment....................................        1,331.2           (1,444.3)            (168.8)
Defined benefit plans:
   Net (loss) gain arising during year............................          (65.0)            (620.4)              38.8
   Prior service cost arising during year.........................            -                  -                  1.7
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost.....           64.6               30.8               41.2
     Amortization of net prior service credit
       included in net periodic cost..............................           (2.7)              (3.7)              (3.6)
     Amortization of net transition asset.........................            -                  -                  (.1)
                                                                   -----------------   ----------------   ----------------
       Other comprehensive (loss) income - defined benefit plans..           (3.1)            (593.3)              78.0
                                                                   -----------------   ----------------   ----------------

Comprehensive (loss) income.......................................         (475.8)           1,659.0            1,845.7
                                                                   -----------------   ----------------   ----------------

Comprehensive income attributable to noncontrolling interest......         (425.1)            (400.1)            (712.7)
                                                                   -----------------   ----------------   ----------------
Comprehensive (Loss) Income Attributable to AXA Equitable......... $       (900.9)     $     1,258.9      $     1,133.0
                                                                   =================   ================   ================






                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                       2009                2008               2007
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net (loss) earnings...........................................   $     (1,803.9)     $     3,696.6      $      1,936.5
Adjustments to reconcile net (loss) earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........          1,004.3            1,065.3             1,065.2
  Universal life and investment-type product
     policy fee income........................................         (2,918.4)          (2,951.7)           (2,741.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................         (1,353.0)             618.9                98.5
  Change in net investment income related to
     derivative instruments...................................          3,079.4           (7,302.1)              (86.6)
  Change in reinsurance recoverable with affiliate............          1,485.7           (6,351.5)                -
  Investment (gains) losses, net..............................            (53.7)             338.5                 7.2
  Change in segregated cash and securities, net...............          1,586.8             (202.6)             (360.3)
  Change in deferred policy acquisition costs.................           (860.3)           2,090.6              (620.1)
  Change in future policy benefits............................           (755.2)           2,398.0                95.4
  Change in income taxes payable..............................         (1,223.2)           1,135.0               532.9
  Change in fair value of guaranteed minimum income benefit
     reinsurance contracts....................................          2,565.9           (1,566.8)               (6.9)
  Amortization of deferred sales commissions..................             54.9               79.1                95.5
  Amortization of reinsurance cost............................            318.3               11.0                 -
  Other depreciation and amortization.........................            156.0              140.4               133.8
  Amortization of other intangible assets, net................             24.1               23.7                23.2
  Gains on disposal of discontinued operations................              -                 (6.3)               (2.8)
  Other, net..................................................            109.5             (123.4)              167.6
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) operating activities...........          1,417.2           (6,907.3)              337.4
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate............................          2,058.2            1,727.5             2,143.1
  Sales of investments........................................          6,737.3              796.2             2,356.5
  Sale of AXA Equitable Life and Annuity......................              -                 60.8                 -
  Purchases of investments....................................         (8,994.8)          (2,106.8)           (3,525.3)
  Cash settlements related to derivative instruments..........         (2,564.6)           5,337.0               (98.3)
  Change in short-term investments............................            140.3               29.3               107.0
  Decrease in loans to affiliates.............................              1.1                -                 400.0
  Increase in loans to affiliates.............................           (250.0)               -                (650.0)
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (120.7)            (163.1)             (205.0)
  Other, net..................................................              9.4              155.2               (91.2)
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by investing activities...........         (2,983.8)           5,836.1               436.8
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED

                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,394.9       $     4,384.5      $     4,102.1
    Withdrawals from and transfers to Separate Accounts.......       (2,160.9)           (2,602.8)          (3,831.7)
  Change in short-term financings.............................          (35.8)             (497.8)             199.0
  Increase in collateralized pledged liabilities..............          126.1               568.7                -
  Increase in collateralized pledged assets...................         (632.3)                -                  -
  Proceeds from loans from affiliates.........................            -               1,000.0                -
  Capital contribution........................................          438.9                 -                  -
  Shareholder dividends paid..................................            -                   -               (600.0)
  Other, net..................................................         (175.8)             (551.4)            (592.6)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........          955.1             2,301.2             (723.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (611.5)            1,230.0               51.0
Cash and cash equivalents, beginning of year..................        2,403.2             1,173.2            1,122.2
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,791.7       $     2,403.2      $     1,173.2
                                                                =================  =================  =================

Supplemental cash flow information:
  Interest Paid...............................................   $       16.6       $        34.4      $        52.6
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $       43.8       $       257.3      $       178.1
                                                                =================  =================  =================




                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs servicing private clients, sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) Bernstein research services by means of independent research, portfolio strategy, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc. (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private limited partnership interests in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein L.P. increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put. As a result of this transaction, minority interest subject to redemption rights totaling $135.0 million were reclassified as noncontrolling interests in first quarter 2009.

        On March 30, 2009, AXA Bermuda sold 41.9 million AllianceBernstein Units to an affiliate of AXA. As a result of the sale, AXA Financial Group's consolidated economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

        In 2009, AllianceBernstein awarded 9.8 million restricted Holding Units in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding Units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding Units, AXA Financial Group and the Company's Capital in excess of par value decreased by $92.5 million and $65.2 million, respectively, net of applicable taxes with respective increases in noncontrolling interests of $92.5 million and $65.2 million. On March 1, 2010, AllianceBernstein management announced their intention to make open-market purchases of up to 3.0 million Holding Units, from time to time and at their discretion, to help fund their incentive compensation award program's obligations.

        At December 31, 2009 and 2008, the Company's beneficial ownership in AllianceBernstein was approximately 35.9% and 37.4%, respectively. At December 31, 2009, AXA and its subsidiaries' beneficial ownership in AllianceBernstein was approximately 62.1%.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair statement of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2009 and 2008, respectively, the Insurance Group's General Account held $1.0 million and $1.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2009 and 2008, respectively, as reported in the consolidated balance sheet, these investments included zero and $0.8 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2009 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2009, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $60.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2009," "2008" and "2007" refer to the years ended December 31, 2009, 2008 and 2007, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:
           o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to
           o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

        As a result, total equity at December 31, 2008 increased by $2,896.9 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,896.9 million as a result of the elimination of minority interest. Additionally, for the year 2008 and 2007 respectively, (loss) earnings from continuing operations, net of income taxes increased by $470.0 million and $702.9 million and net earnings attributable to the noncontrolling interest increased by $470.0 million and $702.9 million.

        On a prospective basis, beginning January 1, 2009, this guidance required that increases and decreases in noncontrolling interests be accounted for as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests recognized as a change to the controlling entity's equity instead of current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized. The Emerging Issues Task Force ("EITF") subsequently issued related guidance to clarify that insurers would not be required to include majority owned investments when the ownership is through a Separate Account in the insurance company's evaluation of whether to consolidated such investments. This consensus is expected to be considered for finalization during the March 2010 EITF meeting.

        Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;
          o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and
          o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

        Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For Available for Sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

        The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings, as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings.

        As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62.0 million at that date with a corresponding decrease to Accumulated other comprehensive income ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $115.5 equal to the amount of the cumulative effect adjustment, pre-DAC and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

        (Loss) earnings from continuing operations, net of income taxes, and Net
        (loss) earnings attributable to AXA Equitable for 2009 reflected increases of $5.9 million, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment (losses) gains, net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings, and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

        Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance, that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have an impact on the Company's consolidated results of operations or financial position. At December 31, 2009 and 2008, the fair value of the Company's CMBS portfolio was $1,489.8 million and $1,674.7 million, respectively.

        Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

        Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

        Effective January 1, 2008, new guidance permitted entities to elect to measure existing eligible financial assets and liabilities at fair value under the "fair value option." The objective was to provide entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management elected not to adopt the fair value option.

        On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a significant impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

        Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the other-than-temporary impairment assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,631.1 million and $1,154.9 million, respectively at December 31, 2009 and $1,616.8 million and $1,156.3, respectively at December 31, 2008 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

        On January 1, 2007, the Company adopted new guidance for accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This guidance requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of this guidance did not have a material impact on AXA Financial Group's consolidated results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On June 12, 2009, the FASB issued new guidance that eliminates the concept of qualifying special-purpose entities ("QSPEs") and their exemption from consolidation in the financial statements of a transferor of financial assets. In addition, the new guidance modifies and clarifies the conditions for derecognition of transferred financial assets, including partial transfers and subsequent measurement of retained interests. Enhanced disclosure also is required about financial asset transfers and any continuing involvement of the transferor. For calendar-year consolidated financial statements, such as those of the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010. Management does not expect the implementation will have a material effect on the Company's consolidated financial statements.

        Also issued by the FASB on June 12, 2009 was new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, such as the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010; earlier application is prohibited. At the date of initial adoption, all existing consolidation conclusions are required to be recalculated under the new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein has a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements, with corresponding offsets to noncontrolling interest. However, on December 4, 2009, in response to concerns raised by the asset management industry, the FASB issued an amendment deferring the effective date of this guidance as would be applied to certain investment funds and for which many of Alliance Bernstein's VIEs likely will be eligible. Management is currently evaluating the impact this new guidance may have on the Company. The adoption of this guidance may require that a significant amount of assets, liabilities, revenues and expenses of certain VIEs in which the Company has a minimal financial ownership interest be included in its consolidated financial statements, with corresponding offsets to noncontrolling interest.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities classified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment (losses) gains, net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

        If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

        Mortgage loans on real estate are reported at their unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs, are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock, and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with changes in fair value reported in comprehensive income (loss).

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2009 and 2008, the carrying value of COLI was $720.2 million and $687.3 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

        All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company has issued and continues to offer certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit For Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits, in the event of elections, being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

        A wide range of derivative contracts are used in these hedging programs, including exchange traded equity and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts and swaptions. For both GMDB and GMIB, the Company retains basis and most volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

        Reinsurance contracts covering GMIB exposure, as well as the GWBL features are considered derivatives for accounting purposes and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income in the consolidated statements of earnings except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

        In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB, and GWBL features, beginning in fourth quarter 2008 and continuing in 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities.

        Margins (or "spreads") on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

        The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. At December 31, 2009, the Company held $694.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

        At December 31, 2009, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $266.4 million. At December 31, 2009, the Company had open exchange-traded futures positions on the 10-year and 30-year U.S. Treasury Note, having initial margin requirements of $59.5 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $2.0 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2009 are exchange-traded and net settled daily in cash.

        Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

        Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2009, was $598.3 million, for which the Company had posted collateral of $632.3 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2009, the Company would not have been required to post any additional collateral to its counterparties.

        Net Investment (Loss) Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        ----------------------------------------------------------------

        Net investment income and realized investment (losses) gains, net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
          Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
          Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        At December 31, 2009, investments classified as Level 1 comprise approximately 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

        At December 31, 2009, investments classified as Level 2 comprise approximately 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

        Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2009, approximately $1,907.7 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

        As disclosed in Note 3, the net fair value of freestanding derivative positions is approximately $168.8 million at December 31, 2009, or approximately 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts is traded in the over-the-counter ("OTC") derivative market and is classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

        The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2.2 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at June 30, 2009.

        At December 31, 2009, investments classified as Level 3 comprise approximately 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2009 were approximately $365.2 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,706.9 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2009. Prior to fourth quarter 2008, pricing of the CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2009, the company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

        Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect changes in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $44.8 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2009.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2009 and 2008, no assets were measured at fair value on a non-recurring basis.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2009 and 2008.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

        Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2009, the average gross short-term and long-term annual return estimate is 9.0% (6.9% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.9% net of product weighted average Separate Account fees) and 0% ((2.1%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2009, current projections of future average gross market returns assume a 0% annualized return for the next five quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after eight quarters.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition test.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2009, the average rate of assumed investment yields, excluding policy loans, was 6.23% grading to 5.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and Guaranteed Minimum Accumulation Benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 2.25% to 9.98% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2009, participating policies, including those in the Closed Block, represent approximately 8.4% ($25.9 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2009, 2008 and 2007, investment results of such Separate Accounts were gains (losses) of $15,464.7 million, $(33,912.8) million and $5,347.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2009 was not impaired.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2009. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2009 impairment testing performed as of December 31, 2009, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2009.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. At January 1, 2007, as a result of adopting guidance for accounting for uncertainty in income taxes, the Company recognized a $44.8 million positive cumulative-effect adjustment to the January 1, 2007 balance of Retained earnings to reflect a decrease in the amount of unrecognized tax benefits.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
           o Management having the authority to approve the action commits the organization to a plan to sell the property.
           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2009 were not significant.

3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following table provides additional information for fixed maturities and equity securities classified as available for sale:

                 AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                              GROSS               GROSS
                                          AMORTIZED         UNREALIZED         UNREALIZED                             OTTI
                                            COST              GAINS              LOSSES          FAIR VALUE        IN AOCI (3)
                                      ------------------ -----------------  ------------------ ----------------  ---------------
                                                                              (IN MILLIONS)

DECEMBER 31, 2009:
------------------
Fixed Maturities:
    Corporate........................ $      19,437.7     $       991.5     $          235.1   $    20,194.1     $         .7
    U.S. Treasury, government
      and agency.....................         1,830.1              12.4                152.5         1,690.0              -
    States and political
      subdivisions...................           388.6               7.3                 14.2           381.7              -
    Foreign governments..............           270.4              32.0                   .1           302.3              -
    Commercial mortgage-backed.......         1,979.6               2.2                492.0         1,489.8              1.8
    Residential mortgage-backed(1)...         1,604.6              46.2                   .2         1,650.6              -
    Asset-backed(2)..................           278.2              10.9                 21.4           267.7              7.9
    Redeemable preferred stock.......         1,707.6               8.5                222.1         1,494.0              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------
      Total Fixed Maturities.........        27,496.8           1,111.0              1,137.6        27,470.2             10.4

Equity securities....................            43.9               9.7                  -              53.6              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------

Total at December 31, 2009........... $      27,540.7     $     1,120.7     $        1,137.6   $    27,523.8     $       10.4
                                      ================== =================  ================== ================  ===============

December 31, 2008
-----------------
Fixed Maturities:
    Corporate........................ $      18,696.8     $       232.2     $        1,713.9   $    17,215.1
    U.S. Treasury, government
      and agency.....................         1,054.7             279.5                  -           1,334.2
    States and political
      subdivisions...................           181.5              12.0                  9.1           184.4
    Foreign governments..............           214.3              37.3                  5.6           246.0
    Commercial mortgage-backed.......         2,215.5               4.0                544.8         1,674.7
    Residential mortgage-backed(1)...         1,679.0              60.5                   .4         1,739.1
    Asset-backed(2)..................           348.3              12.1                 34.7           325.7
    Redeemable preferred stock.......         1,820.9               1.0                710.1         1,111.8
                                      ------------------ -----------------  ------------------ ----------------
      Total Fixed Maturities.........        26,211.0             638.6              3,018.6        23,831.0

Equity securities....................            31.7               -                    4.9            26.8
                                      ------------------ -----------------  ------------------ ----------------

Total at December 31, 2008........... $      26,242.7     $       638.6     $        3,023.5   $    23,857.8
                                      ================== =================  ================== ================

        (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans
        (3) Amounts represent OTTI losses in AOCI, which were not included in earnings as a result of the adoption of new guidance on April 1, 2009.

        At December 31, 2009 and 2008, respectively, the Company had trading fixed maturities with an amortized cost of $114.6 million and $79.6 million and carrying values of $125.9 million and $76.2 million. Gross unrealized gains on trading fixed maturities were $12.3 million and $0.1 million and gross unrealized losses were $1.0 million and $3.5 million for 2009 and 2008, respectively.

        The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2009 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                        AVAILABLE FOR SALE
                                                                ------------------------------------
                                                                   AMORTIZED
                                                                      COST            FAIR VALUE
                                                                -----------------  -----------------
                                                                           (IN MILLIONS)

Due in one year or less.......................................   $       874.9      $       898.9
Due in years two through five.................................         8,840.9            9,275.7
Due in years six through ten..................................         7,875.1            8,093.2
Due after ten years...........................................         4,335.9            4,300.3
                                                                -----------------  -----------------
     Subtotal.................................................        21,926.8           22,568.1
Commercial mortgage-backed bonds.............................          1,979.6            1,489.8
Residential mortgage-backed bonds.............................         1,604.6            1,650.6
Asset-backed bonds............................................           278.2              267.7
                                                                -----------------  -----------------
Total.........................................................   $    25,789.2      $    25,976.2
                                                                =================  =================

        During 2009, the Company recognized OTTI of $171.3 million on AFS fixed maturities, comprised of $165.4 million credit losses recognized in earnings and $5.9 million non-credit losses recognized in OCI. An additional $3.1 million OTTI was recognized in earnings related to AFS fixed maturities that the Company intended to sell or expected to be required to sell prior to recovering their amortized cost. No OTTI was recognized on equity securities.

        The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS
                                  (IN MILLIONS)

        Balance at March 31, 2009                                                                      $         -
        Cumulative adjustment related to implementing new guidance on April 1, 2009...............            (121.7)
        Impact of Consolidation of Wind-up Annuities business.....................................              (5.6)
        Previously recognized impairments on securities that matured, paid, prepaid or sold.......             147.2
        Previously recognized impairments on securities impaired to fair value this period (1)....               -
        Impairments recognized this period on securities not previously impaired..................            (143.3)
        Additional impairments this period on securities previously impaired......................             (22.1)
        Increases due to passage of time on previously recorded credit losses.....................               -
        Accretion of previously recognized impairments due to increases in expected cash flows....               -
                                                                                                      -----------------
        Balance at December 31, 2009..............................................................     $      (145.5)
                                                                                                      =================

        (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

        Net unrealized investment gains (losses) on fixed maturities and equity securities classified as available-for-sale are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                             DECEMBER 31,       December 31,
                                                 2009               2008
                                           -----------------  ------------------
                                                      (IN MILLIONS)

      AFS Securities:
        Fixed maturities:
          With OTTI loss.................   $        (10.9)    $          -
          All other......................            (15.7)          (2,380.0)
        Equity securities................              9.7               (4.9)
                                           -----------------  ------------------
      Net Unrealized Losses..............   $        (16.9)    $     (2,384.9)
                                           =================  ==================

        Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net
        (loss) earnings for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                          AOCI
                                               NET                                                  DEFERRED             (LOSS)
                                           UNREALIZED                                                INCOME          RELATED TO NET
                                              GAINS                                                    TAX             UNREALIZED
                                           (LOSSES) ON                         POLICYHOLDERS       (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC            LIABILITIES           ASSET          GAINS (LOSSES)
                                         ----------------   ---------------   ----------------   ----------------   ----------------
                                                                                (IN MILLIONS)

Balance, January 1, 2009..............   $         -        $          -      $           -      $          -       $           -
Cumulative impact of implementing
  new guidance on April 1, 2009.......            (7.0)                 .8                -                 2.2                (4.0)
Net investment gains (losses)
  arising during the period...........           (21.4)                -                  -                 -                 (21.4)
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..            22.1                 -                  -                 -                  22.1
     Excluded from Net
       (loss) earnings (1)............            (4.6)                -                  -                 -                  (4.6)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                   4.8                -                 -                   4.8
     Deferred income taxes............             -                   -                  -                 (.3)                (.3)
     Policyholders liabilities........             -                   -                  -                 -                   -
Impact of consolidation of Wind-up
  Annuities business..................             -                   -                  -                 -                   -
                                         ----------------   ---------------   ----------------   ----------------   ----------------
Balance, December 31, 2009............   $       (10.9)     $          5.6    $           -      $          1.9     $          (3.4)
                                         ================   ===============   ================   ================   ================

        (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                                        AOCI
                                               NET                                                DEFERRED             (LOSS)
                                           UNREALIZED                                              INCOME          RELATED TO NET
                                              GAINS                                                  TAX             UNREALIZED
                                           (LOSSES) ON                        POLICYHOLDERS      (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC           LIABILITIES          ASSET          GAINS (LOSSES)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
                                                                               (IN MILLIONS)

Balance January 1, 2009...............   $    (2,384.9)     $        553.6   $           -     $        681.3     $      (1,150.0)
Cumulative impact of implementing
  new guidance on April 1, 2009.......          (108.5)               19.2               -               31.2               (58.1)
Net investment gains (losses)
  arising during the period...........         2,657.4                 -                 -                -               2,657.4
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..          (115.1)                -                 -                -                (115.1)
     Excluded from Net
       (loss) earnings (1)............             4.6                 -                 -                -                   4.6
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                (601.7)              -                -                (601.7)
     Deferred income taxes............             -                   -                 -             (715.0)             (715.0)
     Policyholders liabilities........             -                   -                 -                -                   -
Impact of consolidation of Wind-up
  Annuities business..................           (59.6)                -                 -                -                 (59.6)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
Balance, December 31, 2009............   $        (6.1)     $        (28.9)  $           -     $         (2.5)    $         (37.5)
                                         ================   ===============  ================  ================   =================

        (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings for securities with no prior OTTI loss.

        The following tables disclose the fair values and gross unrealized losses of the 744 issues at December 31, 2009 and 1,373 issues at December 31, 2008 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                                 DECEMBER 31, 2009
                            --------------------------------------------------------------------------------------------
                               LESS THAN 12 MONTHS (1)        12 MONTHS OR LONGER (1)                TOTAL
                            -----------------------------  ----------------------------  -------------------------------
                                                GROSS                         GROSS                          GROSS
                                             UNREALIZED                     UNREALIZED                     UNREALIZED
                              FAIR VALUE       LOSSES        FAIR VALUE       LOSSES       FAIR VALUE        LOSSES
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                   (IN MILLIONS)

  Fixed Maturities:
    Corporate.............. $     2,043.5  $      (53.9)   $    2,022.3   $     (181.2)  $     4,065.8   $     (235.1)
    U.S. Treasury,
      government and
      agency...............       1,591.7        (152.4)            -              -           1,591.7         (152.4)
    States and political
      subdivisions.........         209.7         (10.5)           23.5           (3.7)          233.2          (14.2)
    Foreign governments....          41.0           (.1)            5.1            -              46.1            (.1)
    Commercial
      mortgage-backed......          33.6         (15.7)        1,348.8         (476.2)        1,382.4         (491.9)
    Residential
      mortgage-backed......          54.1           (.1)            2.4            (.2)           56.5            (.3)
    Asset-backed...........          48.6          (8.5)           68.6          (12.9)          117.2          (21.4)
    Redeemable
      preferred stock......          51.2          (6.6)        1,283.3         (215.6)        1,334.5         (222.2)
                            -------------  --------------  ------------   -------------  -------------   ---------------
   Total                    $     4,073.4  $     (247.8)   $    4,754.0   $     (889.8)  $     8,827.4   $   (1,137.6)
                            =============  ==============  ============   =============  =============   ===============

        (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance on April 1, 2009.

                                                                December 31, 2008
                           --------------------------------------------------------------------------------------------
                                Less Than 12 Months            12 Months or Longer                  Total
                           ------------------------------ -----------------------------  ------------------------------
                                              Gross                          Gross                          Gross
                                            Unrealized                     Unrealized                     Unrealized
                             Fair Value       Losses        Fair Value       Losses       Fair Value        Losses
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                  (In Millions)

Fixed Maturities:
  Corporate..............   $     8,475.3  $     (985.0)   $    3,489.6   $     (728.9)  $   11,964.9    $   (1,713.9)
  U.S. Treasury,
    government and
    agency...............             -             -               -              -              -               -
  States and political
    subdivisions.........            52.2          (6.6)           17.7           (2.5)          69.9            (9.1)
  Foreign governments....            70.0          (5.6)            -              -             70.0            (5.6)
  Commercial mortgage-
     backed..............           308.7         (19.4)        1,342.5         (525.4)       1,651.2          (544.8)
  Residential mortgage-
     backed..............              .1           -               3.7            (.5)           3.8             (.5)
  Asset-backed...........            71.1          (6.7)           63.5          (28.0)         134.6           (34.7)
  Redeemable
    preferred stock......           510.0        (343.5)          521.8         (366.6)       1,031.8          (710.1)
                            -------------  --------------  ------------   -------------  -------------   ---------------

Total                       $     9,487.4  $   (1,366.8)   $    5,438.8   $   (1,651.9)  $   14,926.2    $   (3,018.7)
                            =============  ==============  ============   =============  =============  ================

        The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The

        Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.39% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2009 and 2008 were $149.8 million and $207.9 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2009 and 2008, respectively, approximately $2,211.7 million and $900.4 million, or 8.0% and 3.5%, of the $27,496.8 million and $26,211.0 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455.9 million and $214.2 million at December 31, 2009 and 2008, respectively.

        The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2009, the Company owned $37.0 million in RMBS backed by subprime residential mortgage loans, and $23.0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2009, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $20.6 million.

        For 2009, 2008 and 2007, respectively, investment income is shown net of investment expenses of $77.5 million, $101.3 million and $272.5 million.

        At December 31, 2009 and 2008, respectively, the Company's trading account securities had amortized costs of $331.7 million and $514.5 million and fair values of $484.6 million and $322.7 million. At December 31, 2009 and 2008, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $37.6 million and $38.5 million and costs of $34.9 million and $43.9 million as well as other equity securities with carrying values of $53.6 million and $26.8 million and costs of $43.9 million and $31.7 million.

        In 2009, 2008 and 2007, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $133.1 million, $(387.8) million and $35.6 million, respectively, were included in Net investment income in the consolidated statements of earnings.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero at December 31, 2009 and 2008, respectively. Gross interest income on these loans included in net investment income totaled zero, zero and $3.9 million in 2009, 2008 and 2007, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans was $3.3 million in 2007; there were no such amounts in 2009 and 2008.

        During 2009, 2008 and 2007, respectively, the Company's average recorded investment in impaired mortgage loans was $0.1 million, $7.4 million and $49.1 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million and $4.5 million for 2008 and 2007, respectively; there was no such amount in 2009.

        At December 31, 2009 and 2008, respectively, there were no mortgage loans on real estate that had been classified as nonaccrual loans.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2009 and 2008, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2009, 2008 and 2007 no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was zero and $189.8 million at December 31, 2009 and 2008, respectively. Depreciation expense on real estate totaled $9.2 million, $12.8 million and $14.2 million for 2009, 2008 and 2007, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        There were no investment valuation allowances for mortgage loans and equity real estate at December 31, 2009. Investment valuation allowances for mortgage loans and equity real estate at December 31, 2008 and 2007 follows:

                                                     2008            2007
                                                -------------    -------------
                                                         (IN MILLIONS)

        Balances, beginning of year..........    $   1.4          $  21.0
        Additions charged to income..........        -               20.9
        Deductions for writedowns and
          asset dispositions.................       (1.4)           (40.5)
                                                -------------    -------------
        Balances, End of Year................    $   -            $   1.4
                                                =============    =============

        Balances, end of year comprise:
          Mortgage loans on real estate......    $   -            $   1.4
                                                -------------    -------------
        Total................................    $   -            $   1.4
                                                =============    =============

        Equity Method Investments
        -------------------------

        Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,308.4 million and $1,414.6 million, respectively, at December 31, 2009 and 2008. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $90.6 million and $48.3 million, respectively, at December 31, 2009 and 2008. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(77.6) million, $(58.1) million and $237.1 million, respectively, for 2009, 2008 and 2007.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 4 individual ventures at

        December 31, 2009 and 2008, respectively) and the Company's carrying value and equity in net (loss) earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost......................    $      546.6       $      318.2
        Investments in securities, generally at fair value...................            33.9               47.3
        Cash and cash equivalents............................................            20.6                7.8
        Other assets.........................................................              .8                8.7
                                                                                ----------------   -----------------
        Total Assets.........................................................    $      601.9       $      382.0
                                                                                ================   =================

        Borrowed funds - third party.........................................    $      309.5       $      190.3
        Other liabilities....................................................            15.1                3.1
                                                                                ----------------   -----------------
        Total liabilities....................................................           324.6              193.4
                                                                                ----------------   -----------------

        Partners' capital....................................................           277.3              188.6
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital..............................    $      601.9       $      382.0
                                                                                ================   =================

        The Company's Carrying Value in Those Entities Included Above........    $      155.4       $      110.6
                                                                                ================   =================


                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............. $        30.3       $       59.9       $       77.5
        Net revenues of other limited partnership interests.           (5.4)               -                 15.3
        Interest expense - third party......................          (6.8)             (14.1)             (18.2)
        Other expenses......................................         (17.4)             (37.3)             (43.8)
                                                            -----------------   ----------------   -----------------
        Net Earnings........................................ $          .7       $        8.5       $       30.8
                                                            =================   ================   =================

        The Company's Equity in Net (Loss) Earnings of
          Those Entities Included Above.....................$         (2.4)     $        12.3       $       24.6
                                                            =================   ================   =================

        Derivatives
        -----------

        The table below presents quantitative disclosures about the Company's derivative instruments at December 31, 2009, including those embedded in other contracts though required to be accounted for as derivative instruments.

                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2009

                                                              FAIR VALUE             GAINS (LOSSES)
                                                     -----------------------------    REPORTED IN
                                          NOTIONAL       ASSET         LIABILITY       NET (LOSS)
                                           AMOUNT      DERIVATIVES    DERIVATIVES       EARNINGS
                                         ----------  --------------  -------------   --------------
                                                     (IN MILLIONS)

FREESTANDING DERIVATIVES:
Equity contracts(1):
   Futures.........................      $  3,399.4  $       -         $     -       $  (1,141.5)
   Swaps...........................           801.0           .8            19.1          (270.7)
   Options.........................        11,650.0        920.1         1,138.6          (817.6)

Interest rate contracts (1):
   Floors..........................        15,000.0        299.6             -            (128.2)
   Swaps...........................         2,100.0         86.2            24.8          (178.4)
   Futures.........................         3,790.9          -               -            (526.1)
   Swaptions.......................         1,200.0         44.6             -             (16.9)

Other freestanding contracts (2):..             -            -               -               -
                                                                                      ------------
   NET INVESTMENT LOSS                                                                  (3,079.4)
                                                                                      ------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts(2)......             -        2,255.8             -          (2,565.9)

GWBL features (3)..................             -            -              54.9           217.7

                                         ----------  --------------  -------------   --------------
Balances, Dec. 31, 2009............      $ 37,941.3  $   3,607.1       $ 1,237.4     $  (5,427.9)
                                         ==========  ==============  =============   ==============

        (1) Reported in Other invested assets in the consolidated balance sheets.
        (2) Reported in Other assets in the consolidated balance sheets.
        (3) Reported in Future policy benefits and other policyholder liabilities.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,410.5 million and $3,413.8 million at December 31, 2009 and 2008, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2009 and 2008 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2009, the impairment test indicated that goodwill was not impaired.

        The gross carrying amount of AllianceBernstein related intangible assets were $555.4 million and $553.8 million at December 31, 2009 and 2008, respectively and the accumulated amortization of these intangible assets were $289.4 million and $265.3 million at December 31, 2009 and 2008, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24.1 million, $23.7 million and $23.5 million for 2009, 2008 and 2007, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22.0 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2009, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2009 and 2008, respectively, net deferred sales commissions totaled $90.2 million and $113.5 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2009 net asset balance for each of the next five years is $41.2 million, $24.7 million, $15.2 million, $7.9 million and $1.1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2009, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2009 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block is as follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                    2009             2008
                                                                               -------------    -------------
                                                                                       (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $   8,411.7      $   8,544.8
        Other liabilities....................................................         69.8             71.3
                                                                               -------------    -------------
        Total Closed Block liabilities.......................................      8,481.5          8,616.1
                                                                               -------------    -------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
           cost of $5,575.5 and $5,517.6)....................................      5,631.2          5,041.5
        Mortgage loans on real estate........................................      1,028.5          1,107.1
        Policy loans.........................................................      1,157.5          1,180.3
        Cash and other invested assets.......................................         68.2            104.2
        Other assets.........................................................        264.1            472.4
                                                                               -------------    -------------
        Total assets designated to the Closed Block..........................      8,149.5          7,905.5
                                                                               -------------    -------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................        332.0            710.6

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains (losses), net of deferred
             income tax (expense) benefit of $(23.4) and $166.4..............         43.6           (309.2)
                                                                               -------------    -------------

        Maximum Future Earnings To Be Recognized From
           Closed Block Assets and Liabilities...............................  $     375.6      $     401.4
                                                                               =============    =============

        Closed Block revenues and expenses were as follows:

                                                                   2009           2008           2007
                                                              -------------  -------------  -------------
                                                                           (IN MILLIONS)

        REVENUES:
        Premiums and other income............................ $      381.9   $     392.6    $     409.6
        Investment income (net of investment
           expenses of $.1, $1.1, and $.2)...................        481.6         496.0          501.8
        Investment (losses) gains, net:
            Total OTTI losses................................        (10.0)        (45.8)          (3.0)
            Portion of loss recognized in
              other comprehensive income.....................           .2           -              -
                                                              -------------  -------------  -------------
            Net impairment losses recognized.................         (9.8)        (45.8)          (3.0)
            Other investment gains (losses), net.............           .4          (1.7)          10.9
                                                              -------------  -------------  -------------
                Total investment (losses) gains, net.........         (9.4)        (47.5)           7.9
                                                              -------------  -------------  -------------
        Total revenues.......................................        854.1         841.1          919.3
                                                              -------------  -------------  -------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        811.7         818.7          828.2
        Other operating costs and expenses...................          2.6           7.4            2.7
                                                              -------------  -------------  -------------
        Total benefits and other deductions..................        814.3         826.1          830.9
                                                              -------------  -------------  -------------

        Net revenues before income taxes.....................         39.8          15.0           88.4
        Income tax expense...................................        (14.0)         (5.2)         (31.0)
                                                              -------------  -------------  -------------
        Net Revenues......................................... $       25.8   $       9.8    $      57.4
                                                              =============  =============  =============

        The balance for policyholder dividend obligation for both December 31, 2009 and December 31, 2008 was zero.

        During 2009, 2008 and 2007, the Closed Block's average recorded investment in impaired mortgage loans were zero, $0.4 million and $36.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, zero and $3.9 million for 2009, 2008 and 2007, respectively.

        There were no valuation allowances on mortgage loans at December 31, 2009 and 2008. Writedowns of fixed maturities were $9.8 million, $45.8 million and $3.0 million for 2009, 2008 and 2007, respectively.


6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                               DECEMBER 31,
                                                          ----------------------
                                                              2009        2008
                                                          ----------- ----------
                                                               (IN MILLIONS)

        Balance, beginning of year....................... $   807.9   $ 754.2
        Contractholder bonus interest credits deferred ..      60.6     137.6
        Amortization charged to income ..................     (73.6)    (83.9)
                                                          ----------- ----------
        Balance, End of Year ............................ $   794.9   $ 807.9
                                                          =========== ==========

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below as of the dates indicated:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009

                                                 LEVEL 1          LEVEL 2         LEVEL 3           TOTAL
                                             -------------    -------------   -------------    -------------
                                                                     (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
    Corporate.........................       $       -        $   19,728.5    $      465.6     $  20,194.1
    U.S. Treasury, government
       and agency.....................               -             1,690.0             -           1,690.0
    States and political subdivisions.               -               334.3            47.4           381.7
    Foreign governments...............               -               281.6            20.7           302.3
    Commercial mortgage-backed(1).....               -                 -           1,489.8         1,489.8
    Residential mortgage-backed(1)....               -             1,650.6             -           1,650.6
    Asset-backed(2)...................               -                50.6           217.1           267.7
    Redeemable preferred stock........             190.6           1,291.0            12.4         1,494.0
                                             -------------    -------------   -------------    -------------
       Subtotal.......................             190.6          25,026.6         2,253.0        27,470.2
                                             -------------    -------------   -------------    -------------
 Other equity investments.............              90.3               -                .9            91.2
 Trading securities...................             423.0              60.9              .7           484.6
 Other invested assets................               -               (36.3)          299.6           263.3
Cash equivalents......................           1,366.5               -               -           1,366.5
Segregated securities.................               -               985.7             -             985.7
GMIB reinsurance contracts............               -                 -           2,255.8         2,255.8
Separate Accounts' assets.............          82,102.3           1,684.5           229.7        84,016.5
                                             -------------    -------------   -------------    -------------
    Total Assets......................       $  84,172.7      $   27,721.4    $    5,039.7     $ 116,933.8
                                             =============    =============   =============    =============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $       54.9     $      54.9
                                             -------------    -------------   -------------    -------------
    Total Liabilities.................       $       -        $        -      $       54.9     $      54.9
                                             =============    =============   =============    =============

        (1) Includes publicly traded agency pass-through securities and collateralized obligations.
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2008

                                                Level 1          Level 2         Level 3            Total
                                             -------------    -------------   -------------    --------------
                                                                     (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale       $     149.9      $   21,256.7    $    2,424.4     $   23,831.0
  Other equity investments............              63.4               -               2.0             65.4
  Trading securities..................             322.6               -                .1            322.7
  Other invested assets...............              31.1             419.0           547.0            997.1
Loans to affiliates...................               -               588.3             -              588.3
Cash equivalents......................           1,832.3               -               -            1,832.3
Segregated securities.................               -             2,572.6             -            2,572.6
GMIB reinsurance contracts............               -                 -           4,821.7          4,821.7
Separate Accounts' assets.............          66,044.4           1,248.3           334.3         67,627.0
                                             -------------    -------------   -------------    --------------
    Total Assets......................       $  68,443.7      $   26,084.9    $    8,129.5     $  102,658.1
                                             =============    =============   =============    ==============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $      272.6     $      272.6
                                             -------------    -------------   -------------    --------------
    Total Liabilities.................       $       -        $        -      $      272.6     $      272.6
                                             =============    =============   =============    ==============

        The table below presents a reconciliation for all Level 3 assets at December 31, 2009 and 2008, respectively:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                                   U.S.                   STATE AND
                                                TREASURY,                 POLITICAL     COMMERCIAL     RESIDENTIAL
                                                GOVT AND     FOREIGN         SUB-        MORTGAGE-      MORTGAGE-       ASSET-
                                   CORPORATE     AGENCY       GOVTS       DIVISIONS       BACKED          BACKED        BACKED
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, January 1, 2009........   $   411.1    $   -        $   64.0     $   55.4      $  1,587.3     $       -      $ 304.1
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income.......         1.9        -             -            -               3.1             -         (1.7)
    Investment (losses), net....       (40.4)       -             -            -             (23.8)            -        (19.6)
    (Decrease) increase in
     the fair value of the
     reinsurance contracts......         -          -             -            -               -               -          -
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
      Subtotal..................       (38.5)       -             -            -             (20.7)            -        (21.3)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
   Other comprehensive
    income (loss)...............        13.9        -             2.5         (7.2)           49.1             -         20.3
Purchases/issuances.............       107.1        -             1.0          -               -               -          -
Sales/settlements...............       (41.5)       -             (.2)         (.8)         (127.3)            -        (47.9)
Transfers into/out of
 Level 3 (2)....................        13.5        -           (46.6)         -               1.4             -        (38.1)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, Dec. 31, 2009..........   $   465.6    $   -        $   20.7     $   47.4      $  1,489.8     $       -      $ 217.1
                                  ===========  ==========   ==========   ===========   ============   =============   ==========

        (1) Includes Trading Securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                    REDEEMABLE        OTHER            OTHER             GMIB         SEPARATE          GWBL
                                     PREFERRED        EQUITY          INVESTED       REINSURANCE      ACCOUNTS        FEATURES
                                      STOCK        INVESTMENTS(1)      ASSETS           ASSET          ASSETS        LIABILITY
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, January 1, 2009......... $         2.5   $          2.1    $       547.0   $     4,821.7   $     334.3    $       272.6
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income....               -                -             (357.2)            -             -                -
    Investment (losses), net.             (45.1)             -                -               -           (94.8)             -
    (Decrease) increase in
     the fair value of the
     reinsurance contracts...               -                -                -          (2,746.3)          -                -
    Policyholders' benefits..               -                -                -               -             -             (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
      Subtotal...............             (45.1)             -             (357.2)       (2,746.3)        (94.8)          (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
   Other comprehensive
    income (loss)............              34.1              -                -               -             -                -
Purchases/issuances..........                                                 -             180.4           1.2             11.9
Sales/settlements............               -               (1.2)           109.8             -            (7.3)             -
Transfers into/out of
 Level 3 (2).................              20.9               .7              -               -            (3.7)             -
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, Dec. 31, 2009.......     $        12.4   $          1.6    $       299.6   $     2,255.8   $     229.7    $        54.9
                                  ==============  ================  =============   ==============  =============  ==============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                       Fixed
                                     Maturities        Other           Other           GMIB           Separate       GWBL
                                     Available         Equity         Invested      Reinsurance       Accounts      Features
                                      For Sale     Investments(1)      Assets          Asset           Assets      Liability
                                   ------------   ---------------    ----------    -------------    -----------   ----------

Balance, Dec. 31, 2007..........   $   2,503.4    $       3.0        $    160.9    $    124.7       $      40.8   $    -
 Impact of adopting fair value
   guidance, included in
   earnings .................              -              -                 -           210.6               -          -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Jan. 1, 2008........          2,503.4            3.0             160.9         335.3              40.8        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
 Total gains (losses), realized
  and unrealized, included in:
    Earnings as:
     Net investment income...              3.3            -               359.3           -                 -          -
     Investment (losses)
      gains, net.............           (144.5)          (1.1)              -             -               (17.4)       -
     Commissions, fees and
      other income...........              -              -                 -         3,571.2               -          -
     Policyholders' benefits.              -              -                 -             -                 -        265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
           Subtotal..........           (141.2)          (1.1)            359.3       3,571.2             (17.4)     265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
     Other comprehensive
       (loss) income.........           (384.6)            .6               -             -                 -          -
 Purchases/issuances and
  sales/settlements, net.....            (85.6)           (.4)             26.8         915.2             248.6        7.4
 Transfers into/out of
  Level 3(2).................            532.4            -                 -             -                62.3        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Dec. 31, 2008.......      $   2,424.4    $       2.1        $    547.0    $  4,821.7       $     334.3   $  272.6
                                   ============   ===============    ==========    =============    ===========   ==========


        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2009 and 2008 by category for Level 3 assets still held at December 31, 2009 and 2008, respectively:

                                                              EARNINGS
                                         ----------------------------------------------------
                                                          INVESTMENT        CHANGE IN
                                              NET            GAINS        FAIR VALUE OF                         POLICY-
                                          INVESTMENT       (LOSSES),       REINSURANCE                          HOLDERS'
                                            INCOME            NET           CONTRACTS            OCI            BENEFITS
                                         ------------    ------------    --------------     -------------    --------------
                                                                          (IN MILLIONS)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized gains
   or losses
     Fixed maturities,
      available-for-sale:
        Corporate....................    $      -        $      -        $       -          $      (2.2)     $       -
        U.S. Treasury, government
          and agency.................           -               -                -                  -                -
        State and political
          subdivisions...............           -               -                -                 (7.3)             -
        Foreign governments..........           -               -                -                  2.5              -
        Commercial
          mortgage-backed............           -               -                -                 36.8              -
        Residential
          mortgage-backed............           -               -                -                  -                -
        Asset-backed.................           -               -                -                  7.1              -
        Redeemable preferred stock...           -               -                -                 34.1              -
                                         ------------    ------------    --------------     -------------    --------------
            Subtotal.................           -               -                -                 71.0              -
     Equity securities,
        available for sale...........           -               -                -                  -                -
     Other equity investments........           -               -                -                  0.2              -
     Other invested assets...........        (247.4)            -                -                  -                -
     Cash equivalents................           -               -                -                  -                -
     Segregated securities...........           -               -                -                  -                -
     GMIB reinsurance contracts......           -               -           (2,565.9)               -                -
     Separate Accounts' assets.......           -             (95.5)             -                  -                -
     GWBL features' liability........           -               -                -                  -              217.7
                                         ------------    ------------    --------------     -------------    --------------
         Total.......................    $   (247.4)     $    (95.5)     $  (2,565.9)       $      71.2      $     217.7
                                         ============    ============    ==============     =============    ==============

                                                               Earnings
                                              -------------------------------------------
                                                                              Change in
                                                  Net         Investment    Fair Value of                    Policy-
                                              Investment        Gains        Reinsurance                     holders'
                                                Income      (Losses), Net     Contracts          OCI         Benefits
                                              ----------    -------------   -------------    -----------    -----------
                                                                            (In Millions)
Full Year 2008
Still Held at December 31, 2008:
   Change in unrealized gains or losses
     Fixed maturities, available
       for sale....................           $       -     $        -      $        -      $     (394.1)   $        -
     Other equity investments......                   -              -               -                .6             -
     Other invested assets.........                 386.1            -               -               -               -
     Cash equivalents..............                   -              -               -               -               -
     Segregated securities.........                   -              -               -               -               -
     GMIB reinsurance contracts....                   -              -           3,571.2             -               -
     Separate Accounts' assets.....                   -            (16.6)            -               -               -
     GWBL features' liability......                   -              -               -               -             265.2
                                              -----------   -------------   ------------    -------------   ------------
       Total.......................           $     386.1   $      (16.6)   $    3,571.2    $     (393.5)   $      265.2
                                              ===========   =============   ============    =============   ============

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2009 and 2008, no assets were required to be measured at fair value on a non-recurring basis.

        The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2009                               2008
                                                ---------------------------------  ---------------------------------
                                                   CARRYING           FAIR            Carrying            Fair
                                                    VALUE             VALUE            Value             Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        -------------
          Mortgage loans on real estate......... $    3,554.8     $     3,547.4     $     3,673.9     $    3,624.5
          Other limited partnership interests...      1,308.4           1,308.4           1,414.6          1,414.6
          Policyholders liabilities:
            Investment contracts................      2,721.0           2,729.4           3,072.9          3,162.5
            Loans to Affiliates.................      1,048.3           1,077.2             588.3            588.3
          Long-term debt........................        199.9             226.0             199.9            190.8

        Closed Blocks:
        --------------
          Mortgage loans on real estate......... $    1,028.5     $     1,021.2     $     1,107.1     $    1,102.6
          Other equity investments..............          1.5               1.5               2.7              2.7
          SCNILC liability......................          7.6               7.6               8.6              8.6

        Wind-up Annuities(1):
        ---------------------
          Mortgage loans on real estate......... $        -       $         -       $         1.2     $        1.3
          Other equity investments..............          -                 -                 1.3              1.3
          Guaranteed interest contracts.........          -                 -                 5.5              6.2

        (1) At December 31, 2009, the remaining assets and liabilities of the group non-participating wind-up annuity line of business ("Wind-up Annuities") were consolidated into the Company's consolidated balance sheet on a line by line basis. At December 31, 2009 Wind-up Annuities had mortgage loans on real estate with a carrying value of $150.4 million and fair value of $156.4 million; other equity investment, with a carrying value and fair value of $1.3 million and guaranteed interest contracts with a carrying value of $5.4 million and a fair value of $5.6 million.

8)      GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL
           ------------------------------------------------

        The Company has certain variable annuity contracts with GMDB, GMIB, and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2007.........................  $       163.7      $         228.3    $         392.0
          Paid guarantee benefits..........................          (30.6)                (2.7)             (33.3)
          Other changes in reserve.........................          120.0                 84.3              204.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2007.......................          253.1                309.9              563.0
          Paid guarantee benefits..........................          (72.8)                (8.2)             (81.0)
          Other changes in reserve.........................          800.6              1,678.2            2,478.8
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2008.......................          980.9              1,979.9            2,960.8
          Paid guarantee benefits..........................         (249.1)               (57.6)            (306.7)
          Other changes in reserve.........................          354.7               (309.4)              45.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2009.......................  $     1,086.5      $       1,612.9    $       2,699.4
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                            -----------------
                                                             (IN MILLIONS)

        Balance at January 1, 2007.........................  $        23.6
          Paid guarantee benefits ceded....................           (7.6)
          Other changes in reserve.........................           11.5
                                                            -----------------
        Balance at December 31, 2007.......................           27.5
          Paid guarantee benefits..........................           (7.1)
          Other changes in reserve.........................          306.9
                                                            -----------------
        Balance at December 31, 2008.......................          327.3
          Paid guarantee benefits..........................          (86.6)
          Other changes in reserve.........................          164.3
                                                            -----------------
        Balance at December 31, 2009.......................  $       405.0
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

        The December 31, 2009 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                     RETURN
                                                       OF
                                                     PREMIUM        RATCHET        ROLL-UP         COMBO             TOTAL
                                                 --------------  ------------   -------------   --------------   --------------
                                                                             (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account..................   $    11,156     $     279      $      161      $       531      $    12,127
             Separate Accounts................   $    25,729     $   6,944      $    4,231      $    31,686      $    68,590
          Net amount at risk, gross...........   $     2,444     $   1,728      $    2,861      $    10,511      $    17,544
          Net amount at risk, net of
             amounts reinsured................   $     2,444     $     1,102    $    1,933      $     4,357      $     9,836
          Average attained age of
             contractholders..................            49.7          62.3            67.0             62.5             53.4
          Percentage of contractholders
             over age 70......................             7.6%         24.8%           41.8%            23.8%            12.9%
          Range of contractually specified
             interest rates..................           N/A             N/A            3%-6%         3%-6.5%          3%-6.5%

        GMIB:
        -----
          Account values invested in:
             General Account..................          N/A             N/A     $       36      $       775      $       811
             Separate Accounts................          N/A             N/A     $    2,836      $    43,484      $    46,320
          Net amount at risk, gross...........          N/A             N/A     $    1,318      $     1,027      $     2,345
          Net amount at risk, net of
             amounts reinsured................          N/A             N/A     $      386      $       253      $       639
          Weighted average years remaining
             until annuitization..............          N/A             N/A              1.1              7.0              6.5
          Range of contractually
             specified interest rates........           N/A             N/A          3%-6%           3%-6.5%          3%-6.5%

        The GWBL related liability was $54.9 million at December 31, 2009; which is accounted for as an embedded derivative. This liability reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature over a range of market consistent economic scenarios.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                 DECEMBER 31,
                                                        ---------------------------
                                                             2009           2008
                                                        ------------  -------------
                                                             (IN MILLIONS)

       GMDB:
          Equity......................................   $ 41,447      $ 30,428
          Fixed income................................      3,957         3,745
          Balanced....................................     20,940        17,469
          Other.......................................      2,246         2,410
                                                        ------------  -------------
          Total.......................................   $ 68,590      $ 54,052
                                                        ============  =============

       GMIB:
          Equity......................................   $ 27,837      $ 19,138
          Fixed income................................      2,514         2,219
          Balanced....................................     15,351        12,887
          Other.......................................        618         1,272
                                                        ------------  -------------
          Total.......................................   $ 46,320      $ 35,516
                                                        ============  =============


        C) Hedging Programs for GMDB, GWBL and GMIB Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes derivative instruments, such as exchange-traded futures contracts, options and interest rate swap and floor contracts as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2009, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $36.45 billion and $6.99 billion, respectively, with the GMDB feature and $17.98 billion and $260.0 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment. Therefore, gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            -------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT       REINSURANCE
                                                               LIABILITY         CEDED             NET
                                                            -------------   --------------  ------------
                                                                             (IN MILLIONS)

       Balance at January 1, 2007.........................   $     66.8      $     (47.9)    $     18.9
          Other changes in reserves.......................         68.2            (59.7)           8.5
                                                            -------------   --------------  ------------
       Balance at December 31, 2007.......................        135.0           (107.6)          27.4
          Other changes in reserves.......................         68.0            (45.0)          23.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2008.......................        203.0           (152.6)          50.4
          Other changes in reserves.......................         52.0            (21.0)          31.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2009.......................   $    255.0      $    (173.6)    $     81.4
                                                            =============   ==============  ============


9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25.0 million and on each second-to-die policy of $30.0 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2009, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 37.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.8% of its current liability exposure resulting from the GMIB feature. See Note 8.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2009 and 2008 were $2,255.8 million and $4,821.7 million, respectively. The (decreases) increases in estimated fair value were $(2,565.9) million, $1,566.8 million and $6.9 million for 2009, 2008 and 2007, respectively.

        At December 31, 2009 and 2008, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $3,028.2 million and $2,897.2 million. Reinsurance payables related to insurance contracts totaling $79.7 million and $62.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2009 and 2008, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $207.0 million and $236.8 million at December 31, 2009 and 2008, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2009 and 2008 were $648.1 million and $732.3 million, respectively.

        The following table summarizes the effect of reinsurance:

                                                                2009             2008           2007
                                                            -------------  --------------   ------------
                                                                           (IN MILLIONS)

        Direct premiums....................................  $     838.2    $    848.3       $    855.1
        Reinsurance assumed................................        202.0         193.8            193.0
        Reinsurance ceded..................................       (609.1)       (283.5)          (243.2)
                                                            -------------  --------------   ------------
        Premiums                                             $     431.1    $    758.6       $    804.9
                                                            =============  ==============   ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $     197.1    $    169.1       $    153.9
                                                            =============  ==============   ============
        Policyholders' Benefits Ceded......................  $     485.2    $  1,221.8       $    510.7
                                                            =============  ==============   ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $       -      $     33.2       $     56.1
                                                            =============  ==============   ============

        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.0 million and $94.4 million at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008, respectively, $1,667.4 million and $1,680.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                 2009             2008             2007
                                                            --------------   --------------   --------------
                                                                              (IN MILLIONS)

        Incurred benefits related to current year..........  $       37.6     $      35.5      $       32.9
        Incurred benefits related to prior years...........           6.4             4.2              13.2
                                                            --------------   --------------   --------------
        Total Incurred Benefits............................  $       44.0     $      39.7      $       46.1
                                                            ==============   ==============   ==============

        Benefits paid related to current year..............  $       12.7     $      10.8      $       11.9
        Benefits paid related to prior years...............          34.1            28.8              32.8
                                                            --------------   --------------   --------------
        Total Benefits Paid................................  $       46.8     $      39.6      $       44.7
                                                            ==============   ==============   ==============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              ------------------------------
                                                                                    2009           2008
                                                                              --------------  --------------
                                                                                      (IN MILLIONS)
        Short-term debt:
        AllianceBernstein commercial paper
          (with interest rates of 0.2% and 1.8%).............................  $      249.1    $      284.8
                                                                              --------------  --------------
            Total short-term debt............................................         249.1           284.8
                                                                              --------------  --------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015.....................................         199.9           199.8
                                                                              --------------  --------------
            Total long-term debt.............................................         199.9           199.8
                                                                              --------------  --------------

        Total Short-term and Long-term Debt..................................  $      449.0    $      484.6
                                                                              ==============  ==============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12.9 million, as of December 31, 2009). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2009, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2009, SCB LLC maintained four separate uncommitted credit facilities with various banks totaling $525.0 million. In addition, SCB LLC has two lines of credit with a commercial bank as of December 31, 2009 and December 31, 2008, one for $75.0 million secured by U.S. Treasury Bills and a second for $50.0 million secured by pledges of equity securities.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders that expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. Amounts borrowed under the commercial paper program reduce amounts available for direct borrowing under the revolving credit facility on a dollar-for-dollar basis. AllianceBernstein was in compliance with the covenants as of December 31, 2009.

        Long-term Debt
        ---------------

        At December 31, 2009, the Company was not in breach of any long-term debt covenants.


11)     RELATED PARTY TRANSACTIONS

        Loans to Affiliates
        -------------------

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        Loans from Affiliates
        ---------------------

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        Other Transactions
        ------------------

        On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1.10 billion to a non-insurance subsidiary of AXA Financial in exchange for $700.0 million in cash and $400.0 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $438.9 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $56.3 million, $76.2 million and $63.1 million, respectively, for 2009, 2008 and 2007.

        In 2009, 2008 and 2007, respectively, the Company paid AXA Distribution and its subsidiaries $634.0 million, $754.2 million and $806.9 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $402.4 million, $320.5 million and $340.2 million, respectively, for their applicable share of operating expenses in 2009, 2008 and 2007, pursuant to the Agreements for Services.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2010 is expected to be approximately $348.0 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2009, 2008 and 2007 under this arrangement totaled approximately $0.6 million, zero and $1.7 million, respectively. Claims and expenses paid in 2009, 2008 and 2007 were $0.5 million, zero and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152.0 million, $157.8 million and $143.6 million in 2009, 2008 and 2007, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $50.3 million, $63.0 million and $58.4 million in 2009, 2008 and 2007, respectively. The net receivable related to these contracts was approximately $5.6 million and $3.4 million at December 31, 2009 and 2008, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                    2009               2008              2007
                                                              --------------      --------------    --------------
                                                                                  (IN MILLIONS)
        Investment advisory and services fees..............   $       658.5       $       870.5     $      1,027.6
        Distribution revenues..............................           277.3               378.4              473.4
        Other revenues - shareholder servicing fees........            90.1                99.0              103.6
        Other revenues - other.............................             7.0                 6.9                6.5
        Institutional research services....................             1.1                 1.2                1.6

12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

        For 2009, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $12.8 million and $19.0 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The Company's funding policy to its qualified pension plans (other than those of AllianceBernstein) is to make annual aggregate contributions of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, is greater. Cash contributions during 2010 are estimated to be approximately $215.0 million. AllianceBernstein's policy is to satisfy its funding obligation to its qualified retirement plan each year in an amount not less than the minimum required by ERISA, as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        38.3       $       41.6       $       39.0
        Interest cost......................................          136.2              134.1              128.8
        Expected return on assets..........................         (125.6)            (194.4)            (191.0)
        Curtailment gain...................................            -                 (3.5)               -
        Net amortization...................................           95.3               42.6               57.5
        Plan amendments....................................            1.8                -                  -
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $       146.0       $       20.4       $       34.3
                                                            =================   ================   =================

        Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Projected benefit obligation, beginning of year.......................   $    2,181.1       $    2,222.1
        Service cost..........................................................           30.3               33.6
        Interest cost.........................................................          136.2              134.1
        Actuarial losses (gains)..............................................           68.8              (27.6)
        Plan curtailment......................................................            -                (13.1)
        Benefits paid.........................................................         (177.0)            (168.0)
        Plan amendments.......................................................            1.8                -
                                                                                ----------------   -----------------
        Projected Benefit Obligation, End of Year..............................  $    2,241.2       $    2,181.1
                                                                                ================   =================

        The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2009               2008
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

        Pension plan assets at fair value, beginning of year....................   $    1,460.4      $     2,415.7
        Actual return on plan assets............................................          104.1             (813.6)
        Contributions...........................................................           31.8               35.6
        Benefits paid and fees..................................................         (190.3)            (177.3)
                                                                                  ----------------  -----------------
        Pension plan assets at fair value, end of year..........................        1,406.0            1,460.4
        PBO.....................................................................        2,241.2            2,181.1
                                                                                  ----------------  -----------------
        Excess of PBO Over Pension Plan Assets..................................   $     (835.2)     $      (720.7)
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $835.2 million and $720.7 million at December 31, 2009 and 2008, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,241.2 million and $1,406.0 million, respectively at December 31, 2009 and $2,181.1 million and $1,460.4 million, respectively, at December 31, 2008. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,206.4 million and $1,406.0 million, respectively, at December 31, 2009 and $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008. The accumulated benefit obligation for all defined benefit pension plans were $2,206.4 million and $2,137.7 million at December 31, 2009 and 2008, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2009 and 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2009                 2008
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................... $      1,492.9       $      1,497.0
        Unrecognized prior service cost.....................................            7.5                  3.2
        Unrecognized net transition asset...................................            (.5)                 (.6)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.9       $      1,499.6
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $124.0 million, $(0.9) million, and (0.1) million, respectively.

        The following table discloses the allocation of the fair value of total plan assets for the qualified plans of the Company at December 31, 2009 and 2008:

                                                                                     DECEMBER 31,
                                                                            ------------------------
                                                                               2009         2008
                                                                            -----------  -----------
                                                                                  (IN MILLIONS)

       Fixed maturities..................................................        45.3%       27.9%
       Equity securities.................................................        37.0        54.1
       Equity real estate................................................        11.6        16.7
       Cash and short-term investments...................................         6.1         1.3
                                                                                -------     ------
                                                                                100.0%      100.0%
                                                                                =======     ======

        The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% equity real estate and other investments. Prior to this change, the target asset mix included equity securities, fixed maturities and real estate at 65%, 25% and 10%, respectively. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

        During fourth quarter 2008, a short-term hedge program were executed by the AXA Equitable qualified pension plans to minimize further downside equity risk, which in 2009 was extended for a period of one year.

        The following table discloses the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2009.

                                                                       AT DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        ASSET CATEGORIES
        Fixed maturities:
          Corporate............................. $        -       $       414.8     $         -       $      414.8
          US Treasury, government
            and agency..........................          -               192.4               -              192.4
          States and political subdivisions.....          -                 9.2               -                9.2
          Foreign governments...................          -                 -                 -                -
          Commercial mortgage-backed............          -                 -                 -                -
          Asset-backed..........................          -                 -                 -                -
          Other structured debt.................          -                 -                 6.5              6.5
        Common and preferred equity.............        574.7               1.4               -              576.1
        Mutual funds............................          5.0               -                 -                5.0
        Hedge funds.............................          -                 6.5               -                6.5
        Derivatives, net........................        (95.9)              -                 -              (95.9)
        Private real estate investment funds....          -                 -                12.1             12.1
        Private investment trusts...............          -                44.4             146.7            191.1
        Commercial mortgages....................          -                 -                 1.8              1.8
        Cash and cash equivalents...............         32.0               1.4               -               33.4
        Short-term investments..................         29.2              23.8               -               53.0
                                                ---------------  ----------------  ---------------   ---------------
          Total................................. $      545.0     $       693.9     $       167.1     $    1,406.0
                                                ===============  ================  ===============   ===============

        At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprise approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $146.7 million in a private real estate investment trust through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified plan assets.

        The table below presents a reconciliation for all Level 3 qualified plan assets at December 31, 2009.

                                                           PRIVATE REAL
                                                              ESTATE         PRIVATE
                                             FIXED          INVESTMENT     INVESTMENT      COMMERCIAL
                                          MATURITIES(1)       FUNDS          TRUSTS        MORTGAGES       TOTAL
                                          -------------   -------------   ------------   -------------   ----------
                                                                    (IN MILLIONS)

       Balance at
        December 31, 2008.............    $        5.9    $       15.4    $      224.4   $        2.1    $   247.8
       Actual return on Plan assets:
          Relating to assets still
          held at December 31, 2009...              .6            (2.6)          (77.7)           (.1)       (79.8)
          Relating to assets sold
          during 2009.................             -               (.1)            -               .1          -
       Purchases, sales, issues
        and settlements, net..........             -               (.6)            -              (.3)         (.9)
       Transfers into/
        out of Level 3................             -               -               -              -            -
       Balance at                         ------------    ------------    ------------   ------------    ----------
        December 31, 2009.............    $        6.5    $       12.1    $      146.7   $        1.8    $   167.1
                                          =============   =============   ============   =============   ===========

        (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

        The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2009 and 2008 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2009 and 2008.

                                                                                   2009               2008
                                                                               -------------      -------------
       Discount rates:
         Benefit obligation...............................................         6.00%              6.50%
         Periodic cost....................................................         6.50%              6.25%(1)

       Rates of compensation increase:
         Benefit obligation and periodic cost.............................         6.00%              6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost).....................................         6.75%              8.50%

        (1) For pension plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. The decrease in the expected long-term rate of return assumption in 2009 reflected the revised asset allocation strategy implemented in January 2009.

        Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $15.5 million, $17.3 million and $18.9 million for 2009, 2008 and 2007, respectively.

        The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2010, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2009 and include benefits attributable to estimated future employee service.

                                                              PENSION
                                                              BENEFITS
                                                          ----------------
                                                            (IN MILLIONS)
                               2010...................... $       185.7
                               2011......................         194.1
                               2012......................         195.7
                               2013......................         194.7
                               2014......................         194.1
                               Years 2015-2019...........         947.9

        AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), a direct wholly owned subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding Units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding Units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding Units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $221.1 million, $133.1 million and $289.1 million for 2009, 2008 and 2007, respectively. As further described in Note 13, the cost of the 2009 awards made in the form of restricted Holding Units was measured, recognized, and disclosed as a share-based compensation program.


13)     SHARE-BASED COMPENSATION AND OTHER COMPENSATION PROGRAMS

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $78.4 million, $33.8 million and $81.2 million for share-based payment arrangements as further described herein.

        Performance Units. On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4.3 million and equity settlements of the remainder with approximately 46,615 restricted AXA ADRs for aggregate value of approximately $0.8 million.

        On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on the last day of the vesting period. For 2009, the Company recognized compensation expense of approximately $4.6 million in respect of the March 20, 2009 grant of performance units.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        For 2009, 2008 and 2007, the Company recognized compensation costs of $4.6 million, $5.5 million and $11.6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards are, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2009 and 2008 was $17.5 million and $17.3 million, respectively. Approximately 718,754 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing one-half of the award granted on March 31, 2009.

        Option Plans. On March 20, 2009, approximately 1.7 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 10.00 Euros. Approximately 1.4 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.3 million have a four-year cliff vesting term. In addition, approximately 0.2 million of the total options awarded on March 20, 2009 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between March 20, 2009 and March 20, 2013. All of the options granted on March 20, 2009 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $3.7 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2009, the expense associated with the March 20, 2009 grant of options was approximately $1.4 million.

        On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding Units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $22.9 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding Units generally vest ratably over a five year period.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). The aggregate number of AllianceBernstein Holding Units subject to options granted or otherwise awarded under its long-term incentive compensation plans, may not exceed 41.0 million. At December 31, 2009, approximately 19.6 million options to purchase AllianceBernstein Holding Units and 15.2 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum.

        A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2009 follows:

                                                                     Options Outstanding
                           ------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------   ------------------------------   ---------------------------------
                                                Weighted                          Weighted                           Weighted
                               Number           Average             Number         Average          Number            Average
                             Outstanding        Exercise         Outstanding       Exercise       Outstanding         Exercise
                            (In Millions)        Price          (In Millions)       Price        (In Millions)         Price
                           --------------    ---------------   --------------   -------------   ---------------  ----------------
Options outstanding at
   January 1, 2009........          13.8     (euro)    26.54           12.3      $     20.40             6.7     $        66.11
Options granted...........           2.1     (euro)    10.78             .2      $     12.00             6.6     $        17.06
Options exercised.........            .3     (euro)     -              (1.0)     $     16.01             -       $         -
Options forfeited, net....          (1.2)    (euro)    27.06            (.6)     $     26.74            (0.9)    $        45.09
Options expired...........           -                                  -                                (.3)    $        30.21
                           --------------                     ---------------                   ---------------
Options Outstanding at
   December 31, 2009......          15.0     (euro)    23.75           10.9      $     19.95            12.1     $        41.79
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -                        $     64.4                      $         -
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.92                               3.18                               -
                           ==============                     ===============                   ===============
Options Exercisable at
   December 31, 2009......           6.2     (euro)    24.85           10.9      $     19.4              2.8     $        51.91
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -(2)                     $     64.0                      $         -(2)
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           5.54                               3.16                             2.9
                           ==============                     ===============                   ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2009 of the respective underlying shares over the strike prices of the option awards.

        (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2009 was $15.8 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2009, 2008 and 2007 were $7.7 million, $43.5 million and $141.4 million, respectively, resulting in amounts currently deductible for tax purposes of $2.7 million, $14.6 million and $48.0 million, respectively, for the periods then ended. In 2009, 2008 and 2007, windfall tax benefits of approximately $2.3 million, $10.0 million and $34.3 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2009, AXA Financial held 1.3 million AXA ADRs in treasury at a weighted average cost of approximately $25.38 per ADR, of which approximately 1.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. These call options expired on November 23, 2009. During 2009, AXA Financial utilized approximately 1.0 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2009, 2008 and 2007, respectively.

                                                 AXA Ordinary Shares               AllianceBernstein Holding Units
                                           ---------------------------------   ----------------------------------------
                                             2009       2008        2007           2009          2008         2007
                                           --------   ---------   ----------   ------------   ----------   ------------

        Dividend yield....................  10.69%      7.12%       4.10%         5.2-6.1%        5.4%       5.6-5.7%

        Expected volatility...............   57.5%      34.7%       27.5%          0-44.6%       29.3%     27.7-30.8%

        Risk-free interest rates..........   2.74%      4.19%       4.40%         1.6-2.1%        3.2%       3.5-4.9%

        Expected life in years............    5.5        6.0         5.5          6.0-6.5         6.0        6.0-9.5

        Weighted average fair value per
          option at grant date............ $ 2.57     $ 5.70      $ 9.61       $     3.52     $ 10.85      $   15.96

        For 2009, 2008 and 2007, the Company recognized compensation costs for employee stock options of $20.2 million, $27.0 million, and $38.8 million, respectively. As of December 31, 2009, approximately $53.5 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 4.2 years.

        Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding Units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding Units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

        In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding Units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding Units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding Unit awards was approximately $256.6 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Holding Unit. These Holding Units vest ratably over a 5-year period and are subject to accelerated vesting.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $44.6 million, $6.1 million and $8.6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2009, approximately 12.5 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2009, approximately $236.6 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.9 years.

        The following table summarizes unvested restricted AXA ADR activity for 2009.

                                                                  Weighted
                                                 Shares of        Average
                                                Restricted       Grant Date
                                                   Stock         Fair Value
                                              --------------   ---------------

        Unvested as of January 1, 2009.......      461,102      $      31.92
        Granted..............................       63,088      $      12.30
        Vested...............................      118,626      $      22.31
        Forfeited............................        1,079
                                              --------------
        Unvested as of December 31, 2009.....      404,485      $      31.74
                                              ==============

        Restricted AXA ADRs vested in 2009, 2008 and 2007 had aggregate vesting date fair values of approximately $1.5 million, $3.3 million and $7.0 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $5.6 million.

        Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(0.5) million, $(5.5) million and zero for 2009, 2008 and 2007, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2009 and 2008 was $0.7 million and $1.2 million, respectively. At December 31, 2009, 133,266 tandem SARs/NSOs were outstanding, for which the SARs component had maximum value of $2.0 million. Approximately 80% of these tandem SARs/NSOs expired on February 16, 2010, with the remainder to expire in third quarter 2010. During 2009, 2008 and 2007, respectively, approximately 11,368, 0.7 million and 0.4 million of these awards were exercised at an aggregate cash-settlement value of $0.1 million, $9.2 million and $7.2 million.

        SARs. On March 20, 2009, 129,722 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 10.00 Euros as of the date of exercise. At December 31, 2009, 731,959 million SARs were outstanding, having weighted average remaining contractual term of 8.0 years. The accrued value of SARs at December 31, 2009 and 2008 was $1.1 million and $0.4 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2009, 2008 and 2007, the Company recorded compensation expense for SARs of $0.7 million, $(2.3) million and $1.0 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        AXA Shareplan. In 2009, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to reserve a subscription to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2009. Similar to the AXA Shareplan programs previously offered in 2001 through 2008, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price of $22.06 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at the same formula discounted price on a leveraged basis with a guaranteed return of initial investment plus a variable percentage of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $7.0 million in 2009, $1.1 million in 2008 and $27.7 million in 2007 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2009, 2008 and 2007 primarily invested under Investment Option B for the purchase of approximately 5.5 million, 6.5 million and
        5.3 million AXA ordinary shares, respectively.

        AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2009, 2008 and 2007, respectively, AXA Financial Group recognized compensation expense of approximately $1.8 million, $1.9 million and $5.4 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

14)     NET INVESTMENT (LOSS) INCOME AND INVESTMENT GAINS (LOSSES), NET

        The following table breaks out Net investment (loss) income by asset category:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,582.3        $    1,668.6       $    1,728.5
        Mortgage loans on real estate......................         231.3               251.7              233.5
        Equity real estate.................................           5.7                11.7               14.2
        Other equity investments...........................         (67.8)             (110.9)             236.6
        Policy loans.......................................         238.3               251.3              255.9
        Short-term investments.............................          20.5                30.8               55.1
        Derivative investments.............................      (3,079.4)            7,302.1               86.6
        Broker-dealer related receivables..................          14.8                65.5              234.6
        Trading securities.................................         137.2              (343.5)              29.5
        Other investment income............................          14.2                27.9               51.7
                                                            -----------------   ----------------   -----------------
          Gross investment (loss) income...................        (902.9)            9,155.2            2,926.2

        Investment expenses................................         (73.2)              (64.7)             (78.1)
        Interest expense...................................          (4.4)              (36.5)            (194.4)
                                                            -----------------   ----------------   -----------------

        Net Investment (Loss) Income.......................  $     (980.5)       $    9,054.0       $    2,653.7
                                                            =================   ================   =================

        For 2009, 2008 and 2007, respectively, Net investment (loss) income from derivatives included $(1,769.1) million, $6,622.6 million and $16.4 million of realized (losses) gains on contracts closed during those periods and $(1,310.3) million, $679.5 million and $70.2 million of unrealized (losses) gains on derivative positions at each respective year end.

        Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $        (2.5)      $     (367.3)      $      (55.6)
        Mortgage loans on real estate......................            -                  2.3                7.8
        Equity real estate.................................            (.1)              (1.6)               7.3
        Other equity investments...........................           53.3               11.5               16.9
        Other(1)...........................................            3.0               16.6               16.4
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $        53.7       $     (338.5)      $       (7.2)
                                                            =================   ================   =================

        (1) In 2008 and 2007, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million and $15.5 million for 2008 and 2007, respectively. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2009, no gain or loss was recorded on these transactions.

        Writedowns of fixed maturities were $163.4 million, $285.9 million and $79.0 million in 2009, 2008 and 2007, respectively. There were no writedowns of mortgage loans on real estate in 2009, 2008 and 2007. There were no writedowns of equity real estate in 2009, 2008 and 2007.

        For 2009, 2008 and 2007, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $2,900.7 million, $324.4 million and $1,554.6 million. Gross gains of $319.5 million, $3.3 million and $12.6 million and gross losses of $127.8 million, $94.5 million and $20.3 million were realized on these sales in 2009, 2008 and 2007, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2009, 2008 and 2007 amounted to $2,353.4 million, $(2,525.8) million and $(376.4) million, respectively.

        For 2009, 2008 and 2007, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $39.5 million, $47.7 million and $52.7 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, Attributable to AXA Equitable,
          beginning of year................................ $     (1,270.8)     $       103.6      $       282.2
        Changes in unrealized investment gains
          (losses) on investments..........................        2,494.0           (2,608.8)            (380.5)
        Impact of unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................           58.2             (163.7)              24.8
            DAC............................................         (578.4)             582.0               83.5
            Deferred income tax (expense) benefit..........         (704.6)             746.2              103.4
                                                            -----------------   ----------------   -----------------
        Total..............................................           (1.6)          (1,340.7)             113.4
        Less: Changes in unrealized investment (gains)
          losses attributable to noncontrolling interest...          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $       (67.8)      $    (1,270.8)     $       103.6
                                                           =================   ================   =================

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities............................... $         33.0      $    (2,450.4)     $       155.5
            Other equity investments.......................            8.5               (2.1)               0.8
                                                            -----------------   ----------------   -----------------
              Total........................................           41.5           (2,452.5)             156.3
          Impact of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................          (70.4)            (128.6)              35.1
            DAC............................................          (23.3)             555.1              (26.9)
            Deferred income tax (expense) benefit .........           (0.6)             704.0              (42.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................          (52.8)          (1,322.0)             122.3
        Less: (Income) loss attributable to
          noncontrolling interest..........................          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $        (67.8)     $    (1,270.8)     $       103.6
                                                            =================   ================   =================

15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:
          Current (benefit) expense .......................  $       (81.1)      $     (319.7)      $      464.0
          Deferred (benefit) expense.......................       (1,191.0)           2,010.2              288.5
                                                            -----------------   ----------------   -----------------
        Total..............................................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax (benefit) expense..............  $    (1,077.5)      $    1,885.1       $      937.5
        Noncontrolling interest............................         (104.8)            (132.3)            (227.3)
        Separate Accounts investment activity..............          (71.6)             (66.5)             (52.0)
        Non-taxable investment (loss) income...............          (26.9)              26.1              (21.7)
        Adjustment of tax audit reserves...................           (7.4)               9.9               21.5
        State income taxes.................................           11.6               20.5               50.2
        AllianceBernstein Federal and foreign taxes........            6.3              (53.3)              40.2
        Other..............................................           (1.8)               1.0                4.1
                                                            -----------------   ----------------   -----------------
        Income Tax (Benefit) Expense.......................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2009                  December 31, 2008
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $     438.0      $        -        $      297.1      $       -
        Reserves and reinsurance...............          -               878.7               -            1,465.8
        DAC....................................          -             2,307.6               -            2,209.5
        Unrealized investment losses...........         40.2               -               683.6              -
        Investments............................          -               584.7               -              722.2
        Other..................................         67.0               -                 -               47.0
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     545.2      $    3,771.0      $      980.7      $   4,444.5
                                                ===============  ================  ===============   ===============

        The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2009, $534.4 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $88.1 million would need to be provided if such earnings were remitted.

        At December 31, 2009, the total amount of unrecognized tax benefits was $599.9 million, of which $425.5 million would affect the effective rate and $174.4 million was temporary in nature. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million, of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2009 and 2008 were $81.0 million and $77.3 million, respectively. Tax (benefit) expense for 2009, 2008 and 2007, respectively, reflected $3.7 million, $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                    2009               2008               2007
                                                              ----------------   ----------------   ----------------
                                                                                   (IN MILLIONS)
       Balance at January 1...............................    $         428.6    $         343.6    $         325.2
       Additions for tax positions of prior years.........              146.2               81.3               19.2
       Reductions for tax positions of prior years........              (50.2)              (4.9)              (1.5)
       Additions for tax positions of current years.......                1.3                 .9                3.4
       Reductions for tax positions of current year.......                -                  -                 (0.3)
       Settlements with tax authorities...................               (5.8)               7.7               (2.4)
                                                              ----------------   ----------------   ----------------
       Balance, December 31...............................    $         520.1    $         428.6    $         343.6
                                                              ================   ================   ================

        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by state and local tax authorities. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

        In 2009, IRS examinations for years subsequent to 2003 for the Company have been initiated. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2009 and 2008. The following tables reconcile the Earnings (losses) from discontinued operations, net of income taxes and Gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years in the period ended December 31, 2009:

                                                                          2009          2008            2007
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)

       EARNINGS (LOSSES) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $     (9.7)    $   (27.5)     $      (.1)
       Real estate held-for-sale.....................................        12.4          22.7             6.8
       Disposal of business - Enterprise.............................         -             -               1.0
                                                                      -------------  ------------   -------------
       Total.........................................................  $      2.7     $    (4.8)     $      7.7
                                                                      =============  ============   =============

       GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      -       $     6.3      $      3.2
       Disposal of business - Enterprise.............................         -             -               (.4)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      -       $     6.3      $      2.8
                                                                      =============  ============   =============

        During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $123.5 million. Proceeds on the sale that were received by Wind-up Annuities' were $319.6 million. In connection with the sale, Wind-up Annuities acquired a $150.0 million mortgage from the affiliate on the property sold and a $50.3 million interest in another equity real estate property from continuing operations.

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multi-manager Funds Trust, AXA Enterprise Funds Trust and The Enterprise

        Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. In 2007, $0.7 million pre-tax ($0.4 million post-tax) of severance and transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007, on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2009 and 2008, there were no impairments recorded on intangible assets associated with AXA Enterprise Fund's investment management contracts based upon fair value. At December 31, 2009 and 2008, there were no assets or liabilities related to these operations.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, and which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established. Due to the significant decline in in-force business, at December 31, 2009 the remaining assets and liabilities of the Wind-up Annuities were consolidated into the Company's consolidated balance sheet on a line-by-line basis.

        The Company evaluates the need for an allowance for future losses quarterly; the process involved comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment was required. Investment and benefit cash flow projections were updated annually as part of the Company's annual planning process. If the Company's analysis in any given period indicates that an allowance for future losses was not necessary, any current period Wind-up Annuities' operating losses or earnings were recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2009, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involved numerous estimates and subjective judgments regarding the expected performance of invested assets held for the Wind-up Annuities' business and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, the establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                  2009(1)                2008
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $530.5 and $661.8)..............................  $      543.5         $      602.1
        Mortgage loans on real estate........................................         150.4                  1.2
        Equity real estate...................................................          92.2                162.2
        Other invested assets................................................          84.4                  1.3
                                                                              -----------------    -----------------
          Total investments..................................................         870.5                766.8
        Other assets.........................................................            .5                 77.1
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      871.0         $      843.9
                                                                              =================    =================

        Policyholders liabilities............................................  $      705.1         $      723.4
        Other liabilities....................................................         165.9                120.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      871.0         $      843.9
                                                                              =================    =================

        (1) Amounts are now included in the consolidated balance sheet at December 31, 2009 on a line-by-line basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $10.2, $19.3 and $19.6)..............  $        60.0       $       64.0       $       64.9
        Investment (losses) gains, net:
          Total OTTI losses................................           (5.1)              (5.6)              (8.6)
          Portion of loss recognized in other
             comprehensive income..........................            -                  -                  -
                                                            -----------------   ----------------   -----------------
               Net impairment losses recognized............           (5.1)              (5.6)              (8.6)
          Other investment (losses) gains, net.............           (1.3)                .8                7.8
                                                            -----------------   ----------------   -----------------
                 Total investment losses, net..............           (6.4)              (4.8)               (.8)
                                                            -----------------   ----------------   -----------------
        Policy fees, premiums and other income.............           (2.8)                .1                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           50.8               59.3               64.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           69.2              101.7               80.0
        Losses charged to the
          allowance for future losses......................            -                  -                (15.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (18.4)             (42.4)               (.1)

        Income tax benefit ................................            8.7               14.9                -
                                                            -----------------   ----------------   -----------------

        Losses from Wind-up Annuities......................  $        (9.7)      $      (27.5)      $        (.1)
                                                            =================   ================   =================

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments........... $          9.2      $    (1,322.0)     $       122.3
        Defined benefit pensions plans.....................         (967.9)            (964.8)            (371.5)
        Impact of implementing new accounting guidance,
          net of taxes.....................................          (62.0)               -                  -
                                                            -----------------   ----------------   -----------------
        Total accumulated other
          comprehensive loss...............................       (1,020.7)          (2,286.8)            (249.2)
        Accumulated other comprehensive (income) loss
          attributable to noncontrolling interest..........          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Accumulated Other Comprehensive Loss Attributable
          to AXA Equitable................................. $     (1,035.7)     $    (2,235.6)     $      (267.9)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period..................................... $      2,391.1      $    (2,533.5)     $      (357.8)
          (Gains) losses reclassified into net (loss)
            earnings during the period.....................         (164.9)              75.3               22.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......        2,556.0           (2,608.8)            (380.5)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................       (1,224.8)           1,164.5              211.7
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses),
          net of adjustments...............................        1,331.2           (1,444.3)            (168.8)
        Change in defined benefits pension plans...........           (3.1)            (593.3)              78.0
                                                            -----------------   ----------------   -----------------
        Total other comprehensive income (loss),
          net of income taxes..............................        1,328.1           (2,037.6)             (90.8)
        Other comprehensive (income) loss
          attributable to noncontrolling interest..........          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Other Comprehensive Income (Loss)
          Attributable to AXA Equitable.................... $      1,261.9      $    (1,967.7)     $      (100.6)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2009, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2010-2014 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2010 and the four successive years are $203.9 million, $205.2 million, $212.5 million, $218.8 million, $210.7 million and $2,243.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2010 and the four successive years is $8.4 million, $5.4 million, $4.0 million, $3.9 million, $3.6 million and $9.4 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2010 and the four successive years is $0.6 million, $0.5 million, $0.4 million, $0.2 million, $0.1 million and zero thereafter.

        Restructuring
        -------------

        As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009                2008               2007
                                                            ------------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.......................... $        59.6      $        30.7      $        18.3
        Additions  .........................................          79.1               67.9               24.9
        Cash payments ......................................        (111.5)             (33.8)             (10.8)
        Other reductions....................................          (6.9)              (5.2)              (1.7)
                                                            ------------------  -----------------  ------------------
        Balance, End of Year ............................... $        20.3      $        59.6      $        30.7
                                                            ==================  =================  ==================

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2009, these arrangements include commitments by the Company to provide equity financing of $615.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2009. AXA Equitable had $56.8 million of commitments under existing mortgage loan agreements at December 31, 2009.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2009, AllianceBernstein was not required to perform under the agreement and at December 31, 2009 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In April 2008, the plaintiffs filed a motion for class certification. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction, which was denied by the Court in February 2009. In March 2009, AXA Equitable stipulated to class certification relating to the imposition of a "cap" or "company contribution limit" on the amount it would contribute to retiree's health care costs. In June 2009, AXA Equitable filed an opposition to class certification of the claim in which plaintiffs allege that AXA Equitable improperly replaced certain health care options with purportedly inferior options. In December 2009, the Court denied the health care options class certification, allowing plaintiffs to replead. In January 2010, the plaintiffs filed a second amended complaint. The trial date is currently scheduled for June 2010.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. The resolution of the lawsuits alleging these and other claims in the past have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $311.6 million during 2010. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2009, 2008 and 2007, the Insurance Group statutory net income (loss) totaled $1,782.9 million, $(1,074.8) million and $605.8 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,838.0 million and $3,588.1 million at December 31, 2009 and 2008, respectively. In 2007, AXA Equitable paid $600.0 million in shareholder dividends; no dividends were paid in 2009 and 2008.

        At December 31, 2009, AXA Equitable, in accordance with various government and state regulations, had $84.4 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2010 will approximate $71.0 million.

        At December 31, 2009 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2009.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings and equity on a U.S. GAAP basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock.................................... $        (39.1)     $    (3,414.3)     $        71.7
        Change in AVR......................................          288.9             (808.4)            (167.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          249.8           (4,222.7)             (95.5)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (5,995.3)               3.2              415.1
          DAC..............................................          860.4           (2,089.9)             620.1
          Deferred income taxes............................        1,167.0           (4,116.6)            (677.8)
          Valuation of investments.........................         (659.3)           3,695.4                2.8
          Valuation of investment subsidiary...............         (578.9)           5,046.4              461.7
          Change in fair value of GMIB
             reinsurance contracts.........................       (2,565.9)           1,566.8                6.9
          Pension adjustment..............................            17.0            1,389.7                -
          Premiums and benefits ceded to AXA Bermuda......         5,540.8            2,846.7                -
          Issuance of surplus notes.......................             -             (1,000.0)               -
          Shareholder dividends paid......................             -                  -                600.0
          Changes in non-admitted assets...................           29.5              136.9               19.4
          Other, net.......................................          (32.4)             (12.6)            (150.3)
          U.S. GAAP adjustments for Wind-up Annuities .....         (195.5)             (16.7)              31.2
                                                            -----------------   ----------------   -----------------
        U.S. GAAP Net (Loss) Earnings ..................... $     (2,162.8)     $     3,226.6      $     1,233.6
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................ $      3,115.9      $     3,155.0      $     6,569.3
        AVR................................................          722.0              433.1            1,242.7
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,837.9            3,588.1            7,812.0
        Adjustments:
          Future policy benefits and policyholders'
             account balances..............................       (1,463.6)          (1,487.3)          (2,270.2)
          DAC..............................................        7,745.2            7,482.0            9,019.3
          Deferred income taxes............................       (3,704.9)          (4,585.1)          (1,089.3)
          Valuation of investments.........................          672.8           (2,312.5)             457.1
          Valuation of investment subsidiary...............       (1,018.9)             588.1           (4,458.3)
          Fair value of GMIB reinsurance contracts.........        2,255.8            4,821.7              124.7
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,177.5            3,495.8                -
          Non-admitted assets..............................        1,036.2            1,144.0            1,014.5
          Issuance of surplus notes........................       (1,524.9)          (1,524.9)            (524.8)
          Other, net.......................................         (152.2)             141.3               76.0
          U.S. GAAP adjustments for Wind-up Annuities......            -                 12.4                1.5
                                                            -----------------   ----------------   ------------------
        U.S. GAAP Total AXA Equitable Equity............... $     10,860.9      $    11,363.6      $    10,162.5
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2009               2008               2007
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $       336.3       $    15,075.4     $     6,903.3
       Investment Management (1)..........................         2,941.7             3,542.7           4,561.8
       Consolidation/elimination..........................           (36.0)              (76.5)            (91.4)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     3,242.0       $    18,541.6     $    11,373.7
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $55.6 million, $93.3 million and $128.9 million for 2009, 2008 and 2007, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT (LOSS) EARNINGS FROM CONTINUING                    2009                2008               2007
          OPERATIONS BEFORE INCOME TAXES:                   -----------------   -----------------  -----------------
                                                                                   (IN MILLIONS)

       Insurance..........................................   $    (3,665.7)     $     4,453.8      $     1,278.0
       Investment Management..............................           588.7              932.2            1,400.5
       Consolidation/elimination..........................            (1.7)               (.4)               -
                                                            -----------------   -----------------  -----------------
       Total (Loss) Earnings from Continuing Operations
          before Income Taxes.............................   $    (3,078.7)     $     5,385.6      $     2,678.5
                                                            =================   =================  =================

                                                                                     DECEMBER 31,
                                                                    ------------------------------------------------
                                                                             2009                     2008
                                                                    -----------------------   ----------------------
                                                                                     (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................            $    139,202.3           $    123,757.3
       Investment Management..............................                  10,770.7                 12,520.2
       Consolidation/elimination..........................                     (68.6)                   (11.2)
                                                                    -----------------------   ----------------------
       Total Assets.......................................            $    149,904.4           $    136,266.3
                                                                    =======================   ======================

        In accordance with SEC regulations, securities with a fair value of $947.9 million and $2,547.9 million have been segregated in a special reserve bank custody account at December 31, 2009 and 2008, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2009 and 2008 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2009
        ----
        Total Revenues................ $      1,320.3     $     (1,033.8)     $     1,685.1        $     1,270.4
                                       =================  =================   ==================   ==================

        Loss from Continuing
          Operations, Net of Income
          Taxes....................... $       (315.4)    $     (1,347.4)     $      (140.6)       $      (362.1)
                                       =================  =================   ==================   ==================

        Net Loss, Attributable to
          AXA Equitable............... $       (310.3)    $     (1,343.9)     $      (145.1)       $      (363.5)
                                       =================  =================   ==================   ==================

        2008
        ----
        Total Revenues................ $      3,782.6     $      2,401.3      $     3,377.7        $     8,980.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations, Net of
          Income Taxes................ $        595.6     $        505.1      $        91.6        $     2,032.8
                                       =================  =================   ==================   ==================

        Net Earnings, Attributable to
          AXA Equitable............... $        607.4     $        510.6      $        96.6        $     2,012.0
                                       =================  =================   ==================   ==================

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Incentive Life(R) '06
An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2010


Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.


--------------------------------------------------------------------------------


This prospectus describes the Incentive Life(SM) '06 policy, but is not itself a policy. The policy, which includes the policy form, the application and any applicable endorsements or riders, is the entire policy between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the policy's provisions in this prospectus is current as of the date of this prospectus; however, because certain provisions may be changed after the date of this prospectus in accordance with the policy, the description of the policy's provisions in this prospectus is qualified in its entirety by the terms of the actual policy. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.


This policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.


WHAT IS INCENTIVE LIFE(R) '06?


Incentive Life(R) '06 was issued by AXA Equitable. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:





-----------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------
o All Asset Allocation(3)                      o EQ/GAMCO Mergers and Acquisitions
o American Century VP Mid Cap                  o EQ/GAMCO Small Company Value
  Value Fund(3)                                o EQ/Global Bond PLUS
o AXA Aggressive Allocation(1)                 o EQ/Global Multi-Sector Equity
o AXA Conservative Allocation(1)               o EQ/Intermediate Government Bond
o AXA Conservative-Plus Allocation(1)            Index
o AXA Moderate Allocation(1)                   o EQ/International Core PLUS
o AXA Moderate-Plus Allocation(1)              o EQ/International Growth
o AXA Tactical Manager 400-I(3)                o EQ/JPMorgan Value Opportunities
o AXA Tactical Manager 500-I(3)                o EQ/Large Cap Core PLUS
o AXA Tactical Manager 2000-I(3)               o EQ/Large Cap Growth Index
o AXA Tactical Manager International-I(3)      o EQ/Large Cap Growth PLUS
o EQ/AllianceBernstein International           o EQ/Large Cap Value Index
o EQ/AllianceBernstein Small Cap               o EQ/Large Cap Value PLUS
  Growth                                       o EQ/Lord Abbett Growth and Income
o EQ/BlackRock Basic Value Equity              o EQ/Lord Abbett Large Cap Core
o EQ/BlackRock International Value             o EQ/Mid Cap Index
o EQ/Boston Advisors Equity Income             o EQ/Mid Cap Value PLUS
o EQ/Calvert Socially Responsible              o EQ/Money Market
o EQ/Capital Guardian Growth                   o EQ/Montag & Caldwell Growth
o EQ/Capital Guardian Research                 o EQ/Morgan Stanley Mid Cap Growth(2)
o EQ/Common Stock Index                        o EQ/PIMCO Ultra Short Bond
o EQ/Core Bond Index                           o EQ/Quality Bond PLUS
o EQ/Equity 500 Index                          o EQ/Small Company Index
o EQ/Equity Growth PLUS                        o EQ/T. Rowe Price Growth Stock
                                               o EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS (CONTINUED)
-----------------------------------------------------------------------------------------
o EQ/Van Kampen Comstock                       o MFS(R) Investors Growth Stock Series(3)
o EQ/Wells Fargo Advantage Omega               o MFS(R) Investors Trust Series(3)
  Growth(2)                                    o Multimanager Aggressive Equity
o Fidelity(R) VIP Contrafund(R) Portfolio(3)   o Multimanager Core Bond
o Fidelity(R) VIP Growth & Income              o Multimanager International Equity
  Portfolio(3)                                 o Multimanager Large Cap Core Equity
o Fidelity(R) VIP Mid Cap Portfolio(3)         o Multimanager Large Cap Growth(4)
o Franklin Rising Dividends Securities         o Multimanager Large Cap Value
  Fund(3)                                      o Multimanager Mid Cap Growth
o Franklin Small Cap Value Securities          o Multimanager Mid Cap Value
  Fund(3)                                      o Multimanager Multi-Sector Bond
o Franklin Strategic Income Securities         o Multimanager Small Cap Growth
  Fund(3)                                      o Multimanager Small Cap Value
o Goldman Sachs VIT Mid Cap Value              o Multimanager Technology
  Fund(3)                                      o Mutual Shares Securities Fund(3)
o Invesco V.I. Global Real Estate Fund(3)      o PIMCO CommodityRealReturn(R)
o Invesco V.I. International Growth              Strategy Portfolio(3)
  Fund(3)                                      o PIMCO Real Return Strategy Portfolio(3)
o Invesco V.I. Mid Cap Core Equity Fund(3)     o PIMCO Total Return Portfolio(3)
o Invesco V.I. Small Cap Equity Fund(3)        o T. Rowe Price Equity Income II(3)
o Ivy Funds VIP Energy(3)                      o Templeton Developing Markets
o Ivy Funds VIP Mid Cap Growth(3)                Securities Fund(3)
o Ivy Funds VIP Small Cap Growth(3)            o Templeton Global Bond Securities
o Lazard Retirement Emerging Markets             Fund(3)
  Equity Portfolio(3)                          o Templeton Growth Securities Fund(3)
o MFS(R) International Value Portfolio(3)      o Van Eck VIP Global Hard Assets Fund(3)
-----------------------------------------------------------------------------------------



(1) Also referred to as an "AXA Allocation investment option" in this prospectus.

(2) This is the variable investment option's new name, effective on or about May 15, 2010, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.

(3) Available on or about May 22, 2010, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information on this new variable investment option.

(4) Please see "About the Portfolios of the Trusts" later in this prospectus regarding the planned substitution of this variable investment option.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                 X02953/AA & ADL




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OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for the first five policy years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life(SM) '06 or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

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                          www.axa-equitable.com/green

Contents of this prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS                   1
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                              1
The minimum amount of premiums you must pay                                    1
You can guarantee that your policy will not terminate
     during the first five years                                               2
You can elect a "paid up" death benefit guarantee                              2
You can receive an accelerated death benefit under
     the Long Term Care Services(SM) Rider                                     2
Investment options within your policy                                          3
About your life insurance benefit                                              3
Alternative higher death benefit in certain cases                              4
You can increase or decrease your insurance coverage                           5
Accessing your money                                                           5
Risks of investing in a policy                                                 6
How the Incentive Life '06 variable life insurance policy is available         6


--------------------------------------------------------------------------------
2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY                     7
--------------------------------------------------------------------------------
Tables of policy charges                                                       7
How we allocate charges among your investment options                          9
Changes in charges                                                             9


--------------------------------------------------------------------------------
3. WHO IS AXA EQUITABLE?                                                      10
--------------------------------------------------------------------------------
How to reach us                                                               10
About our Separate Account FP                                                 11
Your voting privileges                                                        11


--------------------------------------------------------------------------------
4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                         12
--------------------------------------------------------------------------------
Portfolios of the Trusts                                                      12


--------------------------------------------------------------------------------
5. DETERMINING YOUR POLICY'S VALUE                                            20
--------------------------------------------------------------------------------
Your policy account value                                                     20


----------------------

"We," "our" and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker which has entered into a selling agreement with AXA Distributors who is offering you this policy.


When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.


When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life(R) '06 anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                                                  Contents of this prospectus  i


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--------------------------------------------------------------------------------
6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                       21
--------------------------------------------------------------------------------
Transfers you can make                                                        21
How to make transfers                                                         21
Our automatic transfer service                                                21
Our asset rebalancing service                                                 22


--------------------------------------------------------------------------------
7. ACCESSING YOUR MONEY                                                       23
--------------------------------------------------------------------------------
Borrowing from your policy                                                    23
Loan extension                                                                24
Making withdrawals from your policy                                           25
Surrendering your policy for its net cash surrender value                     25
Your option to receive a terminal illness living benefit                      25


--------------------------------------------------------------------------------
8. TAX INFORMATION                                                            26
--------------------------------------------------------------------------------
Basic income tax treatment for you and your beneficiary                       26
Tax treatment of distributions to you (loans, partial
     withdrawals, and full surrender)                                         26
Tax treatment of living benefits rider or
     Long Term Care Services(SM) Rider
     under a policy with the applicable rider                                 27
Business and employer owned policies                                          28
Requirement that we diversify investments                                     28
Estate, gift, and generation-skipping taxes                                   28
Pension and profit-sharing plans                                              29
Split-dollar and other employee benefit programs                              29
ERISA                                                                         29
Our taxes                                                                     29
When we withhold taxes from distributions                                     29
Possibility of future tax changes and other tax information                   30


--------------------------------------------------------------------------------
9. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS                        31
--------------------------------------------------------------------------------
Guarantee premium test for the five-year no-lapse guarantee                   31
Paid up death benefit guarantee                                               31
Other benefits you can add by rider                                           32
Customer loyalty credit                                                       36
Variations among Incentive Life(R) '06 policies                               36
Your options for receiving policy proceeds                                    36
Your right to cancel within a certain number of days                          36


--------------------------------------------------------------------------------
10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                             37
--------------------------------------------------------------------------------
Deducting policy charges                                                      37
Charges that the Trusts deduct                                                39


--------------------------------------------------------------------------------
11. MORE INFORMATION ABOUT PROCEDURES THAT
    APPLY TO YOUR POLICY                                                      40
--------------------------------------------------------------------------------
Dates and prices at which policy events occur                                 40
Policy issuance                                                               40
Ways to make premium and loan payments                                        41
Assigning your policy                                                         41
You change your policy's insured person                                       41
Requirements for surrender requests                                           42
Gender-neutral policies                                                       42
Future policy exchanges                                                       42


--------------------------------------------------------------------------------
12. MORE INFORMATION ABOUT OTHER MATTERS                                      43
--------------------------------------------------------------------------------
About our general account                                                     43
Transfers of your policy account value                                        43
Telephone and Internet requests                                               44
Suicide and certain misstatements                                             45
When we pay policy proceeds                                                   45
Changes we can make                                                           45
Reports we will send you                                                      45
Distribution of the policies                                                  46
Legal proceedings                                                             47


--------------------------------------------------------------------------------
13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP
    AND AXA EQUITABLE                                                         48
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14. PERSONALIZED ILLUSTRATIONS                                                49
--------------------------------------------------------------------------------
Illustrations of policy benefits                                              49


--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
Statement of Additional Information -- Table of contents
--------------------------------------------------------------------------------

ii  Contents of this prospectus
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Contents of this Prospectus (Cont'd.)


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SUMMARY PROSPECTUSES FOR THE PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ
   ADVISORS TRUST
--------------------------------------------------------------------------------
AXA Aggressive Allocation                                                AAA 1-3
AXA Conservative Allocation                                              ACA 1-3
AXA Conservative-Plus Allocation                                        ACPA 1-3
AXA Moderate Allocation                                                  AMA 1-3
AXA Moderate-Plus Allocation                                            AMPA 1-3
Multimanager Aggressive Equity                                          MMAE 1-4
Multimanager Core Bond                                                  MMCB 1-4
Multimanager International Equity                                       MMIE 1-4
Multimanager Large Cap Core Equity                                    MMLCCE 1-4
Multimanager Large Cap Growth                                          MMLCG 1-3
Multimanager Large Cap Value                                           MMLCV 1-4
Multimanager Mid Cap Growth                                            MMMCG 1-4
Multimanager Mid Cap Value                                             MMMCV 1-4
Multimanager Multi-Sector Bond                                          MMSB 1-4
Multimanager Small Cap Growth                                          MMSCG 1-4
Multimanager Small Cap Value                                           MMSCV 1-4
Multimanager Technology                                                  MMT 1-4
All Asset Allocation                                                    EQAA 1-4
AXA Tactical Manager 2000-I                                           ATM2KI 1-3
AXA Tactical Manager 400-I                                           ATM400I 1-3
AXA Tactical Manager 500-I                                           ATM500I 1-3
AXA Tactical Manager International-I                                 ATMINTI 1-4
EQ/AllianceBernstein International                                     EQABI 1-3
EQ/AllianceBernstein Small Cap Growth                                 EQASCG 1-3
EQ/BlackRock Basic Value Equity                                        EQBBV 1-3
EQ/BlackRock International Value                                      EQBINT 1-3
EQ/Boston Advisors Equity Income                                      EQBAEI 1-3
EQ/Calvert Socially Responsible                                        EQCSR 1-4
EQ/Capital Guardian Growth                                             EQCGG 1-3
EQ/Capital Guardian Research                                           EQCGR 1-3
EQ/Common Stock Index                                                  EQCTI 1-3
EQ/Core Bond Index                                                     EQCBI 1-3
EQ/Equity 500 Index                                                   EQ500I 1-3
EQ/Equity Growth PLUS                                                  EQEGP 1-4
EQ/GAMCO Mergers and Acquisitions                                      EQGMA 1-4
EQ/GAMCO Small Company Value                                          EQGSCV 1-3
EQ/Global Bond PLUS                                                    EQGBP 1-4
EQ/Global Multi-Sector Equity                                         EQGMSE 1-4
EQ/Intermediate Government Bond Index                                 EQIGBI 1-3
EQ/International Core PLUS                                             EQICP 1-4
EQ/International Growth                                                 EQIG 1-3
EQ/JPMorgan Value Opportunities                                       EQJPMV 1-3
EQ/Large Cap Core PLUS                                                EQLCCP 1-4
EQ/Large Cap Growth Index                                             EQLCGI 1-3
EQ/Large Cap Growth PLUS                                              EQLCGP 1-4
EQ/Large Cap Value Index                                              EQLCVI 1-3
EQ/Large Cap Value PLUS                                               EQLCVP 1-4
EQ/Lord Abbett Growth and Income                                      EQLAGI 1-3
EQ/Lord Abbett Large Cap Core                                         EQLALC 1-3
EQ/Mid Cap Index                                                       EQMCI 1-3
EQ/Mid Cap Value PLUS                                                 EQMCVP 1-4


                                     Contents of this Prospectus (Cont'd.)  ii-a


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EQ/Money Market                                                         EQMM 1-3
EQ/Montag & Caldwell Growth                                            EQMCG 1-3
EQ/Morgan Stanley Mid Cap Growth                                       EQMSG 1-3
EQ/PIMCO Ultra Short Bond                                              EQPUS 1-3
EQ/Quality Bond PLUS                                                   EQQBP 1-4
EQ/Small Company Index                                                 EQSCI 1-3
EQ/T.Rowe Price Growth Stock                                           EQTGS 1-3
EQ/UBS Growth and Income                                               EQUGI 1-3
EQ/Van Kampen Comstock                                                 EQVKC 1-3
EQ/Wells Fargo Advantage Omega Growth                                 EQWFAO 1-3


ii-b  Contents of this Prospectus (Cont'd.)


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An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.



                                                                            PAGE
Administrative Office                                                         10
age                                                                           41
Allocation Date                                                                3
alternative death benefit                                                      4
amount at risk                                                                38
anniversary                                                                   40
assign; assignment                                                            41
automatic transfer service                                                    21
AXA Equitable                                                                 10
AXA Equitable Access Account                                                  36
AXA Financial, Inc.                                                           10
basis                                                                         26
beneficiary                                                                   36
business day                                                                  40
Cash Surrender Value                                                          23
Code                                                                          26
collateral                                                                    23
cost of insurance charge                                                      38
cost of insurance rates                                                       38
customer loyalty credit                                                       36
day                                                                           40
default                                                                        1
disruptive transfer activity                                                  43
face amount                                                                    3
five-year no-lapse guarantee                                                   1
grace period                                                                   1
guaranteed interest option                                                     3
guarantee premium                                                              2
Guaranteed Interest Account                                                    3
Incentive Life(R) '06                                                      cover
insured person                                                             cover
Internet                                                                      10
investment funds                                                               3
investment option                                                          cover
issue date                                                                    41
lapse                                                                          1
loan extension                                                                24
loan, loan interest                                                           23
Long Term Care Services(SM) Rider                                              2
market timing                                                                 43
modified endowment contract                                                   26
month, year                                                                   40
monthly deduction                                                              9
net cash surrender value                                                      25
net policy account value                                                       1
Option A, B                                                                    3
our                                                                            i
owner                                                                          i
paid up                                                                       26
paid up death benefit guarantee                                                2
partial withdrawal                                                            25
payment option                                                                36
planned initial premium                                                        1
planned periodic premium                                                       1
policy                                                                     cover
policy account value                                                          20
Portfolio                                                                  cover
premium payments                                                               1
prospectus                                                                 cover
rebalancing                                                                   22
receive                                                                       40
restore, restoration                                                           2
riders                                                                         1
SEC                                                                        cover
Separate Account FP                                                           11
state                                                                          i
subaccount                                                                    11
surrender                                                                     25
surrender charge                                                               7
target premium                                                                 8
transfers                                                                     21
Trusts                                                                     cover
units                                                                         20
unit values                                                                   20
us                                                                             i
variable investment option                                                 cover
we                                                                             i
withdrawal                                                                    25
you, your                                                                      i


                                          An index of key words and phrases  iii
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1. Risk/benefit summary: Policy features, benefits and risks


--------------------------------------------------------------------------------

Incentive Life(R) '06 is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life(R) '06 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life(R) '06 policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life(R) '06 policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured's 100th birthday, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
--------------------------------------------------------------------------------

LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments to you that would exceed those limits.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time your policy account value is high enough that the "alternative higher death benefit" discussed later in this section would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

o you have paid sufficient premiums to maintain the five-year no-lapse guarantee, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate during the first five years" below);

o you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

o you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value. (see "You can elect a "paid up" death benefit guarantee" below); or

o your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your pay-


1  Risk/benefit summary: Policy features, benefits and risks


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ment by the end of the grace period, your policy (and all riders to the policy)
will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

--------------------------------------------------------------------------------
Your policy will terminate if you don't pay enough premiums (i) to pay the charges we deduct or (ii) to maintain the five-year no-lapse guarantee that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.


RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. The five-year no-lapse guarantee will not be restored after the policy terminates.



YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE DURING THE FIRST FIVE
YEARS

You can generally guarantee that your policy will not terminate for the first five policy years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. We call this guarantee against termination our "no lapse guarantee." In some states, this guarantee may be referred to by a different name.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

o You have satisfied the "guarantee premium test" (discussed in "guarantee premium test for the five-year no lapse guarantee" under "More information about policy benefits" later in this prospectus); and

o Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this guarantee.

--------------------------------------------------------------------------------
If you pay at least certain prescribed amounts of premiums, and any outstanding policy loan and accrued loan interest do not exceed the policy account value, your policy will not lapse during the first five policy years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE


Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services(SM) Rider at any time.


The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest, exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.


YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES(SM) RIDER

In states where approved, an optional rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. This is our Long Term Care Services(SM) Rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


                   Risk/benefit summary: Policy features, benefits and risks   2


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INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next sentence, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the "Investment Start Date").

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

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You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.


The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 777-6510. We may add or delete variable investment options or Portfolios at any time.


If you elect the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
We will pay at least 2% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life(R) '06 policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. (See "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus.)
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

o Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy face amount;

                                    -- or --

o Option B -- THE FACE AMOUNT PLUS THE "POLICY ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many


3  Risk/benefit summary: Policy features, benefits and risks


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     factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your "policy account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Policy account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.


ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the
Option A or Option B death benefit you have selected.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Age*     40 and under        45        50        55        60           65
--------------------------------------------------------------------------------
   %      250%                215%      185%      150%      130%         120%
--------------------------------------------------------------------------------
          70        75-90     91        92        93        94-Over
--------------------------------------------------------------------------------
   %      115%      105%      104%      103%      102%      101%
--------------------------------------------------------------------------------

* For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Incentive Life(R) '06 policy to satisfy the definition of "life insurance contract" under
Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, the cash value accumulation test or the guideline premium/ cash value corridor test. Only the guideline premium/cash value corridor test applies to the Incentive Life(R) '06 policy. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy account value specified in Section 7702(c) of the Code. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services(SM) Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have had your policy in force at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

--------------------------------------------------------------------------------
Subject to certain restrictions you can request a change in your death benefit option.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below $100,000. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 80, if the paid up death benefit guarantee is in effect or your policy is on loan extension. Also, changes from Option A to Option B may cause certain policy benefits to be unavailable.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy account value at the time of the change. You can request a change


                   Risk/benefit summary: Policy features, benefits and risks   4


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from Option B to Option A any time after the second policy year and before the policy anniversary nearest the insured's 100th birthday.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under your policy while the Long Term Care Services(SM) Rider is in effect. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.


YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if the insured person has reached age 81 or you have elected the accounting benefit endorsement. Moreover, we will not approve a face amount increase while the Long Term Care Services(SM) Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.


The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same or better underwriting classification. An additional ten-year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See "Risk/benefit summary: Charges and expenses you will pay."


FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.


ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest


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to the insured's 100th birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.


RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any five-year no lapse guarantee, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

o If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

o We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay".

o You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

o Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.



HOW THE INCENTIVE LIFE(R) '06 VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life(R) '06 was primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see "Tax information" for more information. Incentive Life(R) '06 was available for issue ages 0 to 85.



                   Risk/benefit summary: Policy features, benefits and risks   6


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2.  Risk/benefit summary: Charges and expenses you will pay


--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."


------------------------------------------------------------------------------------------------------------------------------------
                                                          TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
 CHARGE                         WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                 From each premium                6% of each premium(1)
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER (TURNING IN) OF      Upon surrender                   Initial surrender charge per $1,000 of initial base policy face
YOUR POLICY DURING ITS FIRST                                    amount or per $1,000 of requested base policy face amount
10 YEARS OR THE FIRST 10                                        increase:(2)
YEARS AFTER YOU HAVE
REQUESTED AN INCREASE IN                                        Highest: $47.91
YOUR POLICY'S FACE AMOUNT(3)                                    Lowest: $10.96
                                                                Representative: $19.21(4)
------------------------------------------------------------------------------------------------------------------------------------
REQUEST A DECREASE IN YOUR     Effective date of the decrease   A pro rata portion of the charge that would apply to a full
POLICY'S FACE AMOUNT                                            surrender at the  time of the decrease.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFERS AMONG                Upon transfer                    $25 per transfer.(5)
INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
ADDING A LIVING BENEFITS       At the time of the transaction   $100 (if elected after policy issue)
RIDER
------------------------------------------------------------------------------------------------------------------------------------
EXERCISE OF OPTION TO          At the time of the transaction   $250
RECEIVE A "LIVING BENEFIT"
------------------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
 CHARGE                     WHEN CHARGE IS DEDUCTED    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(6)   Monthly                    (1)  Policy Year           Amount deducted
                                                           -----------           ---------------
                                                           1                     $20
                                                           2+                    $15
                                                                                       plus
                                                      (2)  Charge per $1,000 of the initial base policy face amount and any requested base policy face amount increase that exceeds the highest previous face amount:

                                                           Policy Years 1-10 (and any 10 year period following a face amount increase):
                                                           Highest: $0.30
                                                           Lowest: $0.06
                                                           Representative: $0.07(4)
------------------------------------------------------------------------------------------------------------------------------------

7 Risk/benefit summary: Charges and expenses you will pay


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
------------------------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
 CHARGE                        WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE             Monthly                           Charge per $1,000 of the amount for which we are at risk:(8)
CHARGE(6)(7)
                                                                Highest: $83.34
                                                                Lowest: $0.06
                                                                Representative: $0.14(9)
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK    Monthly                                                      Annual % of your value
CHARGE                                                          Policy Year                in our variable investment options
                                                                -----------                ----------------------------------
                                                                1-10                       1.00%
                                                                11+                        0.50%
------------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(10)      On each policy anniversary        1% of loan amount.
                              (or on loan termination, if
                              earlier)
------------------------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES        While the rider is in effect

CHILDREN'S TERM INSURANCE     Monthly                           Charge per $1,000 of rider benefit amount:

                                                                $0.50

DISABILITY DEDUCTION          Monthly                           Percentage of all other monthly charges:
WAIVER
                                                                Highest: 132%
                                                                Lowest: 7%
                                                                Representative: 12%(9)

DISABILITY PREMIUM WAIVER     Monthly                           Charge for disability premium waiver per $1,000 of benefit for which such rider is purchased:(11)

                                                                  Initial base policy face amount:(12)
                                                                  Highest: $0.69
                                                                  Lowest: $0.02
                                                                  Representative: $0.07(9)

                                                                  Children's term insurance:
                                                                  Highest: $0.03
                                                                  Lowest: $0.01
                                                                  Representative: $0.01(9)

                                                                  Long Term Care Services(SM) Rider:
                                                                  Highest: $0.02
                                                                  Lowest: $0.0009
                                                                  Representative: $0.003(9)

LONG TERM CARE SERVICES(SM)   MONTHLY                           Charge per $1,000 of the amount for which we are at risk:(13)
RIDER
                                                                Highest: $1.18
                                                                Lowest: $0.08
                                                                Representative: $0.22(14)
------------------------------------------------------------------------------------------------------------------------------------


(1) Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. If your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount.


(2) If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).

(3) The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.

                       Risk/benefit summary: Charges and expenses you will pay 8


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(4)  This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred non-tobacco user risk class.

(5) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(6)  Not applicable after the insured person reaches age 100.

(7) Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.

(8) Our amount "at risk" is the difference between the amount of death benefit and the policy account value as of the deduction date.

(9) This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.

(10) We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(11) Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, any children's term insurance and/or any Long Term Care Services(SM) Rider that you have added to your policy and to any base policy face amount increases.

(12) The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(13) Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.

(14) This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.



------------------------------------------------------------------------------------------------------------------------------------
                         PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009 (expenses that are deducted               Lowest       Highest
from Portfolio assets including management fees, 12b-1 fees, service fees and/or             ------       -------
other expenses)(1)                                                                           0.64%        4.62%
------------------------------------------------------------------------------------------------------------------------------------



(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2009 and for the underlying portfolios. The "Low est" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the AXA Tactical Manager 400 - I Portfolio.



HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the paid-up death benefit guarantee is in effect, we will allocate the deduction among your investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.


9 Risk/benefit summary: Charges and expenses you will pay


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3. Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.


--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047


--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)


--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable VOICE IT.

AXA Equitable VOICE IT provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time: 1-800-777-6510.


--------------------------------------------------------------------------------
 BY E-MAIL:
--------------------------------------------------------------------------------
life-service@axa-equitable.com


--------------------------------------------------------------------------------
 BY FAX:
--------------------------------------------------------------------------------
1-704-540-9714


--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------
You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2)  request for our asset rebalancing service; and

(3)  designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;

(b)  transfers among investment options;

(c)  changes in allocation percentages for premiums and deductions; and

(d)  electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may


                                                       Who is AXA Equitable?  10


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not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life(R) '06 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One result of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life(R) '06 and other policies that Separate Account FP supports.


11  Who is AXA Equitable?


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4. About the Portfolios of the Trusts


--------------------------------------------------------------------------------

The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio.



PORTFOLIOS OF THE TRUSTS



------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST -
 CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 EQUITY(+)                                                                               o AXA Equitable
                                                                                         o ClearBridge Advisors, LLC
                                                                                         o Legg Mason Capital Management, Inc.
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        Seeks a balance of high current income and capital         o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company
                                                                                           LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 EQUITY                                                                                  o AXA Equitable
                                                                                         o BlackRock Investment Management, LLC
                                                                                         o JPMorgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 12


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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST -
 CLASS B SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 CORE EQUITY                                                                            o AXA Equitable
                                                                                        o Janus Capital Management LLC
                                                                                        o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o Goodman & Co. NY Ltd.
 GROWTH(+)                                                                              o SSgA Funds Management, Inc.
                                                                                        o T. Rowe Price Associates, Inc.
                                                                                        o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 VALUE                                                                                  o AXA Equitable
                                                                                        o Institutional Capital LLC
                                                                                        o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 GROWTH                                                                                 o AXA Equitable
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Franklin Advisers, Inc.
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Seeks long-term growth of capital.                         o AXA Equitable
                                                                                        o AXA Rosenberg Investment Management LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Tradewinds Global Investors, LLC
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    Seeks high total return through a combination of           o Pacific Investment Management Company
 BOND                        current income and capital appreciation.                     LLC
                                                                                        o Post Advisory Group, LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                         o AXA Equitable
 GROWTH                                                                                 o BlackRock Investment Management, LLC
                                                                                        o Eagle Asset Management, Inc.
                                                                                        o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                         o AXA Equitable
 VALUE                                                                                  o BlackRock Investment Management, LLC
                                                                                        o Franklin Advisory Services, LLC
                                                                                        o Pacific Global Investment Management
                                                                                          Company
------------------------------------------------------------------------------------------------------------------------------------


13 About the Portfolios of the Trusts


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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST -
 CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY       Seeks long-term growth of capital.                         o AXA Equitable
                                                                                         o RCM Capital Management LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME*              OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION          Seeks long-term capital appreciation and current income.   o AXA Equitable
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400-I    Seeks a total return that is comparable to that of the     o AllianceBernstein L.P.
                              S&P MidCap 400 Index by investing in a combination of      o AXA Equitable
                              long and short positions based on securities included      o BlackRock Investment Management, LLC
                              in the S&P MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500-I    Seeks a total return that is comparable to that of the     o AllianceBernstein L.P.
                              Standard & Poor's 500 Composite Stock Price Index          o AXA Equitable
                              ("S&P 500 Index") by investing in a combination of long    o BlackRock Investment Management, LLC
                              and short positions based on securities included in the
                              S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000-I   Seeks a total return that is comparable to that of the     o AllianceBernstein L.P.
                              Russell 2000(R) Index by investing in a combination of     o AXA Equitable
                              long and short positions based on securities included      o BlackRock Investment Management, LLC
                              in the Russell 2000(R) Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER          Seeks a total return that is comparable to that of the     o AllianceBernstein L.P.
 INTERNATIONAL-I              Morgan Stanley Capital International ("MSCI") EAFE         o AXA Equitable
                              Index ("EAFE Index") or a combination of the ASX SPI       o BlackRock Investment Management, LLC
                              200 Index, Dow Jones Euro STOXX 50 Index(R), FTSE 100
                              Index and the Tokyo Stock Price Index (collectively, the
                              "Indices") by investing in a combination of long and
                              short positions based on securities included in the EAFE
                              Index or Indices.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN          Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL    Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE      Seeks to achieve capital appreciation and secondarily,     o BlackRock Investment Management, LLC
 EQUITY                       income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    Seeks to provide current income and long-term growth       o BlackRock International Limited
 VALUE                        of income, accompanied by growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Seeks a combination of growth and income to achieve        o Boston Advisors, LLC
 INCOME                       an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks to achieve long-term capital appreciation.           o Bridgeway Capital Management, Inc.
 RESPONSIBLE                                                                             o Calvert Asset Management Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 14


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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME*             OBJECTIVE                                                   APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        Seeks to achieve a total return before expenses that        o AllianceBernstein L.P.
                             approximates the total return performance of the Russell
                             3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX           Seeks to achieve a total return before expenses that        o SSgA Funds Management, Inc.
                             approximates the total return performance of the Barclays
                             Capital U.S. Aggregate Bond Index, including reinvest-
                             ment of dividends, at a risk level consistent with that of the Barclays Capital U.S. Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that        o AllianceBernstein L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS        Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                         o BlackRock Capital Management, Inc.
                                                                                         o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                      o GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                     o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS          Seeks to achieve capital growth and current income.         o AXA Equitable
                                                                                         o BlackRock Investment Management, LLC
                                                                                         o First International Advisors, LLC
                                                                                         o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR       Seeks to achieve long-term capital appreciation.            o AXA Equitable
 EQUITY                                                                                  o BlackRock Investment Management, LLC
                                                                                         o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses that        o SSgA Funds Management, Inc.
 BOND INDEX                  approximates the total return performance of the Barclays
                             Capital Intermediate U.S. Government Bond Index, includ-
                             ing reinvestment of dividends, at a risk level consistent
                             with that of the Barclays Capital Intermediate U.S.
                             Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                         o BlackRock Investment Management, LLC
                                                                                         o Hirayama Investments, LLC
                                                                                         o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.            o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------


15 About the Portfolios of the Trusts


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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME*            OBJECTIVE                                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS      Seeks to achieve long-term growth of capital with a sec-     o AXA Equitable
                            ondary objective to seek reasonable current income. For      o BlackRock Investment Management, LLC
                            purposes of this Portfolio, the words "reasonable current    o Institutional Capital LLC
                            income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX   Seeks to achieve a total return before expenses that         o AllianceBernstein L.P.
                            approximates the total return performance of the Russell
                            1000 Growth Index, including reinvestment of dividends
                            at a risk level consistent with that of the Russell 1000
                            Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS    Seeks to provide long-term capital growth.                   o AXA Equitable
                                                                                         o BlackRock Investment Management, LLC
                                                                                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX    Seeks to achieve a total return before expenses that         o SSgA Funds Management, Inc.
                            approximates the total return performance of the Russell
                            1000 Value Index, including reinvestment of dividends, at
                            a risk level consistent with that of the Russell 1000 Value
                            Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS     Seeks to achieve long-term growth of capital.                o AllianceBernstein L.P.
                                                                                         o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND   Seeks to achieve capital appreciation and growth of          o Lord, Abbett & Co. LLC
 INCOME                     income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP    Seeks to achieve capital appreciation and growth of          o Lord, Abbett & Co. LLC
 CORE                       income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX            Seeks to achieve a total return before expenses that         o SSgA Funds Management, Inc.
                            approximates the total return performance of the S&P
                            Mid Cap 400 Index, including reinvestment of dividends,
                            at a risk level consistent with that of the S&P Mid Cap
                            400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS       Seeks to achieve long-term capital appreciation.             o AXA Equitable
                                                                                         o BlackRock Investment Management, LLC
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income, preserve     o The Dreyfus Corporation
                            its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL        Seeks to achieve capital appreciation.                       o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP   Seeks to achieve capital growth.                             o Morgan Stanley Investment Management Inc.
 GROWTH(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND   Seeks to generate a return in excess of traditional money    o Pacific Investment Management Company,
                            market products while maintaining an emphasis on               LLC
                            preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS        Seeks to achieve high current income consistent with         o AllianceBernstein L.P.
                            moderate risk to capital.                                    o AXA Equitable
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 16


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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME*                 OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX           Seeks to replicate as closely as possible (before the   o AllianceBernstein L.P.
                                 deduction of Portfolio expenses) the total return of
                                 the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH          Seeks to achieve long-term capital appreciation and     o T. Rowe Price Associates, Inc.
 STOCK                           secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME         Seeks to achieve total return through capital           o UBS Global Asset Management
                                 appreciation with income as a secondary consideration.    (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK           Seeks to achieve capital growth and income.             o Morgan Stanley Investment Management Inc.
EQ/WELLS FARGO ADVANTAGE         Seeks to achieve long-term capital growth.              o Wells Capital Management, Inc.
 OMEGA GROWTH(2)
------------------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC. - CLASS II                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP      The fund seeks long-term capital growth. Income is      o American Century Investment Management,
 VALUE FUND                      a secondary objective.                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS -
 SERVICE CLASS 2                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)    Seeks long-term capital appreciation.                   o Fidelity Management & Research Company
 PORTFOLIO                                                                                 (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME  Seeks high total return through a combination of        o Fidelity Management & Research Company
 PORTFOLIO                       current income and capital appreciation.                  (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP          Seeks long-term growth of capital.                      o Fidelity Management & Research Company
 PORTFOLIO                                                                                 (FMR)
------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -
 CLASS 2                                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS        Seeks long-term capital appreciation, with              o Franklin Advisory Services, LLC
 SECURITIES FUND                 preservation of capital as an important consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE         Seeks long-term total return.                           o Franklin Advisory Services, LLC.
 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME        The Fund's principal investment goal is to earn a       o Franklin Advisers, Inc.
 SECURITIES FUND                 high level of current income. Its secondary goal
                                 is long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES         The Fund's principal investment goal is capital         o Franklin Mutual Advisers, LLC
 FUND                            appreciation. Its secondary goal is income.
------------------------------------------------------------------------------------------------------------------------------------


17 About the Portfolios of the Trusts


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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -
 CLASS 2                                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING             Seeks long-term capital appreciation.                   o Templeton Asset Management Ltd.
 MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND            Seeks high current income, consistent with              o Franklin Advisers, Inc.
 SECURITIES FUND                 preservation of capital. Capital appreciation is a
                                 secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES      The Fund's investment goal is long-term capital         o Templeton Global Advisors, Limited
 FUND                            growth
------------------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VARIABLE
 INSURANCE TRUST -
 SERVICE SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP        Seeks long-term capital appreciation.                   o Goldman Sachs Asset Management, L.P.
 VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) - SERIES II                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL         The fund's investment objective is total return         o Invesco Advisers, Inc.
 ESTATE FUND                     through growth of capital and current income.           o Sub-Advisers: Invesco Asset Management
                                                                                           Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL       The fund's investment objective is long-term growth     o Invesco Advisers, Inc.
 GROWTH FUND                     of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE        The fund's investment objective is long-term growth     o Invesco Advisers, Inc.
 EQUITY FUND                     of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY    The fund's investment objective is long-term growth     o Invesco Advisers, Inc.
 FUND                            of capital.
------------------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE INSURANCE
 PORTFOLIOS                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY             Seeks to provide long-term capital appreciation.        o Waddell & Reed Investment Management
                                                                                           Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH     Seeks to provide growth of your investment.             o Waddell & Reed Investment Management
                                                                                           Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP          Seeks growth of capital.                                o Waddell & Reed Investment Management
 GROWTH                                                                                    Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT SERIES,
 INC. - SERVICE SHARES                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING       Seeks long-term capital appreciation.                   o Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE
 TRUSTS - SERVICE CLASS                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE       The fund's investment objective is to seek capital      o Massachusetts Financial Services Company
 PORTFOLIO                       appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK    The fund's investment objective is to seek capital      o Massachusetts Financial Services Company
 SERIES                          appreciation.
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 18


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PORTFOLIOS OF THE TRUSTS (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE
 TRUSTS - SERVICE CLASS                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES    The fund's investment objective is to seek capital      o Massachusetts Financial Services Company
                                 appreciation.
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST
 - ADVISOR CLASS                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R)     Seeks maximum real return consistent with prudent       o Pacific Investment Management Company
 STRATEGY PORTFOLIO              investment management.                                    LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN STRATEGY       Seeks maximum real return, consistent with preservation o Pacific Investment Management Company
 PORTFOLIO                       of real capital and prudent investment management.        LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO     Seeks maximum total return, consistent with             o Pacific Investment Management Company
                                 preservation of capital and prudent investment            LLC
                                 management.
------------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY SERIES,
 INC.                                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME - SERVICE CLASS  OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME      Seeks to provide substantial dividend income as well    o T. Rowe Price Associates, Inc.
 PORTFOLIO II                    as long-term growth of capital through investments in
                                 the common stocks of established companies.
------------------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST - S CLASS                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                  OBJECTIVE                                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD          Seeks long-term capital appreciation by investing       o Van Eck Associates Corporation
 ASSETS FUND                     primarily in "hard asset" securities. Income is a
                                 secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 15, 2010, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.

   ------------------------------------------------
   FOOTNOTE NO.    PORTFOLIO'S FORMER NAME
   ------------------------------------------------
        1          EQ/Van Kampen Mid Cap Growth
   ------------------------------------------------
        2          EQ/Evergreen Omega
   ------------------------------------------------

(+) Effective on or about September 13, 2010, subject to regulatory approval, interests in the Multimanager Aggressive Equity Portfolio (the "surviving option") will replace interests in the Multimanager Large Cap Growth Portfolio (the "replaced option"). We will move assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. Also, we will automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation to the surviving option. You may transfer your account value among the investment options, as usual. Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in this prospectus.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.



19 About the Portfolios of the Trusts


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5.  Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your "policy account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                                             Determining your policy's value  20


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6. Transferring your money among our investment options


--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless the paid up death benefit guarantee is in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee is in effect. For more information, see "Paid up death benefit guarantee" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greatest of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa-equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

o if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

o whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.


OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You


21  Transferring your money among our investment options


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can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension.


                        Transferring your money among our investment options  22


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7. Accessing your money


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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services(SM) Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o    you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

o    we do not count the collateral when we compute our customer loyalty credit;
     and

o    the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the paid up death benefit guarantee is in effect and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first ten policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life(R) '06 policies in 2005, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the five-year guarantee against lapse to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect


23  Accessing your money


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your policy account value and death benefit, even if you have repaid the loan.
See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services(SM) Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services(SM) Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the paid up death benefit guarantee allocation percentages for the variable investment options on record.



LOAN EXTENSION

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

o The net policy account value is not sufficient to cover the monthly deductions then due;

o The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;

o    You have selected Death Benefit Option A;

o You have not received a payment under either the living benefits rider or the Long Term Care Services(SM) Rider;

o    The policy is not in a grace period; and

o No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

o We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

o Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

o Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

o    No additional loans or partial withdrawals may be requested.

o    No changes in face amount or death benefit option may be requested.

o No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

o All additional benefit riders and endorsements will terminate, including the Long Term Care Services(SM) Rider.

o No future allocations or transfers to the investment options will be accepted.

o    The paid up death benefit guarantee if applicable, may not be elected.

o    The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a) The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)  The outstanding loan and accrued loan interest, plus $10,000; or

(c)  The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.


                                                        Accessing your money  24


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MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 100, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services(SM) Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services(SM) Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. We will not deduct a charge for making a partial withdrawal.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the five-year no-lapse guarantee. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the five-year no-lapse guarantee.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."


SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long Term Care Services(SM) Rider, and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.


YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT


Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.


If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long Term Care Services(SM) Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services(SM) Rider. Long Term Care Services(SM) Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------

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8. Tax information

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life(R) '06 policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that:

o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or selection of additional rider benefits or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal


                                                             Tax information  26


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could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)


For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

LOAN EXTENSION. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.


TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES(SM) RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

LONG TERM CARE SERVICES(SM) RIDER. Benefits received under the Long Term Care Services(SM) Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

Charges for the Long Term Care Services(SM) Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services(SM) Rider are generally not considered deductible for income tax purposes. The Long Term Care Services(SM) Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services(SM) Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insur-


27  Tax information


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able interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.


BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.


LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is scheduled to be reinstated and the gift and estate tax exemption referred to above would again be $1 million. Various legislative proposals have been made which may extend or eliminate the 2010 repeal, perhaps retroactively, while other proposals would make changes to future exemption levels and rates.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts



                                                             Tax information  28


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and bequests to a person's spouse or charitable institutions and certain gifts of $13,000 for 2010 (this amount is indexed annually for inflation) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a scheduled full repeal in year 2010, then return to current law in years 2011 and thereafter. Again, as in the case for estate taxes, various proposals exist which may alter these rules.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.


If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.



PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.


OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The Separate Account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums, or otherwise allocable to the policies.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfac-


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tory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. Other legislative proposals could place further restrictions as to business owned life insurance. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include life insurance continuation beyond the insured reaching age 100 and testing for policies issued on a special risk class basis.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.


2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES

In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary
(CSO) Mortality Tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings changes and a request for a substitution of the insured will not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.


                                                             Tax information  30


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9. More information about policy features and benefits


--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST FOR THE FIVE-YEAR NO-LAPSE GUARANTEE

We offer a guarantee against policy lapse that depends on your having paid specified amounts of premiums. We refer to this guarantee as our "five-year no-lapse guarantee" and you can read more about it in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary:
Policy features, benefits and risks," earlier in this Prospectus.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the five-year no-lapse guarantee and guarantee premiums for any optional riders that are then available under your policy. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amount of the guarantee premiums for the five-year no-lapse guarantee is set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond the first five policy years.


PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

o    the insured's attained age is not more than 99;

o you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

o we are not paying policy premiums or waiving monthly charges under the terms of a disability waiver rider and you have not received any payment under a living benefits rider or the Long Term Care Services(SM) Rider;

o the policy is not in default or in a grace period as of the effective date of the paid up death benefit guarantee;

o the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

o the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

o    the election would not reduce the face amount (see below) below $100,000;

o no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

o You agree to re-allocate your fund values to the guaranteed interest option and the AXA Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate including the Long Term Care Services(SM) Rider. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guar-


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antee). (See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals and full surrender)" under "Tax Information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. Currently, you would be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. The remainder of your unloaned policy account value must be allocated among the AXA Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Allocation investment options into the guaranteed interest option would not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

o    premium payments

o    partial withdrawals

o    changes to the policy's face amount or death benefit option

o any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.


OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

o    Long Term Care Services(SM) Rider--Described below.

o disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

o disability premium waiver -- This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday for all AXA Equitable affiliates' policies in-force and applied for. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

o children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all AXA Equitable and affiliates' policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

o substitution of insured person rider (See "You can change your policy's insured person" under "More information about procedures that apply to your policy")

o living benefits rider (See "Your option to receive a terminal illness living benefit" under "Accessing your money")

o    accounting benefit endorsement (See below)

o paid up death benefit guarantee endorsement (See "Paid up death benefit guarantee" under "More information about policy features and benefits.")


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o    loan extension endorsement (See "Loan extension" under "Accessing your money.")

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.


ACCOUNTING BENEFIT ENDORSEMENT


Subject to the conditions discussed below and state availability, AXA Equitable offered an endorsement to your policy (the "Endorsement") that refunded or waived all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within the first five policy years.

Under our current rules, the Endorsement was offered where the following conditions were met:

o policies were corporately owned, e.g., by endorsement "split-dollar" or collaterally assigned "split dollar;"

o the persons proposed to be insured were deemed by us to be "highly compensated" individuals;

o the minimum initial premium under each policy was remitted to AXA Equitable by the employer; and

o the aggregate annualized first year planned periodic premium was at least $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies are issued.

Eligible cases were issued with the accounting benefit endorsement unless the policyowner requested us in writing to not include the Endorsement.


The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policyowners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:

--------------------------------------------------------------------------------
                               PERCENT OF PREMIUM     PERCENT OF SURRENDER
SURRENDER IN POLICY YEAR       DEDUCTION REFUNDED*       CHARGES WAIVED
--------------------------------------------------------------------------------
           1                      100%                    100%
           2                       67%                     80%
           3                       33%                     60%
           4                       0%                      40%
           5                       0%                      20%
       6 and later                 0%                      0%
--------------------------------------------------------------------------------

* The mortality and expense risks charge and other monthly charges are not refunded.

For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

o 67% of the charges that had been deducted from premiums (i.e., the premium charge); and

o 80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced, nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of "life insurance contract" under Section 7702 of the Code. In some cases, this may result in the payment of a higher death benefit in the first three policy years where it is necessary to satisfy tax law requirements.

Face amount increases are not available while this endorsement is in effect. We offer products designed specifically for this marketplace. You can contact us to find out more about any other AXA Equitable insurance policy.

LONG TERM CARE SERVICES(SM) RIDER(1)


In states where approved, an optional rider could be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.(2) Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.


An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

----------------------
(1) In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illness Rider.

(2) For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.



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Benefits are payable once we receive: 1) a written certification from a U.S.
licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period", as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.
The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services(SM) Rider are being paid, we will waive the monthly charge for the Long Term Care Services(SM) Rider. See "Tax treatment of living benefits rider or Long Term Care Services(SM) Rider under the policy with the applicable rider" earlier in this prospectus for more information.

We will pay up to the long-term care specified amount for qualified long-term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage. The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from AXA Equitable and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life and Annuity Company, MONY Life Insurance Company, MONY Life Insurance Company of America and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

     1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or


     2. the monthly equivalent of 200% (100% in the State of New York) of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)


When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value, and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned Policy Account Value will not be reduced by more than the accumulated benefit lien amount.

o ELIMINATION PERIOD. The Long Term Care Services(SM) Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

o PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services(SM) Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

     1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

     2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

     3. the date when you request that we terminate benefit pay ments under this rider;

     4. the date the accumulated benefit lien amount equals the current long-term care specified amount;

     5.   the date you surrender the policy;

     6. the date we make a payment under the living benefits rider (for terminal illness); or

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     7.   the date of death of the insured person.

During a period of coverage:

     1. Partial withdrawals, face amount decreases and premium payments are not permitted.

     2. Each monthly benefit payment will increase the accumu lated benefit lien amount by the amount of the payment; this amount will be treated as a lien against the policy values.

     3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

     4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

     1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

     2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

     3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

     4.   The maximum monthly benefit will not be reduced.

     5. Any actual premium fund and no lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse is in effect will also be reduced pro rata to the reduction in the policy face amount.

     6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

     7.   The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

o RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

     1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

     2.   upon termination or surrender of the policy;

     3.   the date of the insured person's death;

     4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

     5. the effective date of the election of the paid up death benefit guarantee;

     6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

     7.   the date the policy goes on loan extension; or

     8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

o EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long-term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services(SM) Rider, see "Tax Treatment of living benefits rider or Long Term Care Services(SM) Rider under a policy with the applicable rider" earlier in this prospectus.


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CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 8 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in your policy account, but excluding any value we are holding as collateral for any policy loans. The credit begins in the policy's 9th year. The percentage credit is currently at an annual rate as described in the chart below depending upon the issue age of the insured as follows:



------------------------------------------------------------------------------------------------------------------------------------
ISSUE   25 &
 AGE    YOUNGER        26         27          28         29           30         31          32         33          34
        ----------------------------------------------------------------------------------------------------------------------------
         .25%        .245%       .24%       .235%       .23%        .225%       .22%       .215%       .21%       .205%
        ----------------------------------------------------------------------------------------------------------------------------
ISSUE                                                                                                                        45 &
 AGE      35           36         37          38         39           40         41          42         43          44       OLDER
        ----------------------------------------------------------------------------------------------------------------------------
         .20%        .195%       .19%       .185%       .18%        .175%       .17%       .165%       .16%       .155%       .15%
------------------------------------------------------------------------------------------------------------------------------------

This credit is not guaranteed. Because Incentive Life '06 was first offered in 2005, no customer loyalty credit has yet been made to an Incentive Life '06 policy.

VARIATIONS AMONG INCENTIVE LIFE(R) '06 POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life(R) '06 where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life(R) '06. We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", an interest-bearing account with check-writing privileges. In that case, we will send the beneficiary a checkbook, and the beneficiary will have immediate access to the proceeds by writing a check for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a check is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC or any other government agency. We will receive any investment earnings during the period such amounts remain in the general account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by mailing it to our Administrative Office with a written request to cancel within 10 days after you receive it (or such longer period as required under state law). Your cancellation request must be postmarked within 10 days of receipt and your coverage will terminate as of the date of the postmark.

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the date the policy was returned, plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest.

Your policy will set forth the length of your "free look" period.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.


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10. More information about certain policy charges

--------------------------------------------------------------------------------

DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.


o PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.


o SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.96 and $47.91 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

o REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.


Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

o TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment


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option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

o ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

o EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.


PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

o ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $10 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $15. In addition, we deduct between $0.06 and $0.30 per $1,000 of your initial base policy face amount and any face amount increase at the beginning of each policy month in the first ten policy years and any 10 year period following a face amount increase. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.


o COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.


Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we may deduct between $0.06 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) '06 policies for insureds who are age 18 or above are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) '06 policies for insureds who are under age 18 are based on the 1980 Commissioner's Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.


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For information concerning possible limitations on any changes, please see
"2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

o MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% of the value in your policy's variable investment options during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1-10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

o LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES


If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

o CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

o DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

o DISABILITY PREMIUM WAIVER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.69 per $1,000 of initial base policy face amount. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the children's term insurance, we will deduct an amount between $0.01 and $0.03. If you choose the Long Term Care Services(SM) Rider, we will deduct an amount between $0.0009 and $0.02. These amounts are in addition to the charges for the riders themselves.

o LONG TERM CARE SERVICES(SM) RIDER. If you chose this rider on a guaranteed basis, we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges to this rider are lower than the maximum monthly charges.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o    Management fees.

o    12b-1 fees.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o    Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


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11. More information about procedures that apply to your policy

--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o    loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o    withdrawals

o    tax withholding elections

o    face amount decreases that result from a withdrawal

o changes of allocation percentages for premium payments or monthly deductions

o    surrenders

o    changes of owner

o    changes of beneficiary

o transfers from a variable investment option to the guaranteed interest option


o    changes in form of death benefit payment

o    loans

o    transfers among variable investment options

o    assignments

o    termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o    changes in face amount

o    election of paid up death benefit guarantee

o    changes in death benefit option

o    restoration of terminated policies

o    termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


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o    If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy and receive your minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the guaranteed interest option.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under "Policy issuance," above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

NOTE: Notwithstanding the information further below, based upon our current understanding of federal tax rules at the time this prospectus was prepared, we are not permitting changes of a policy's insured person. For further information, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus. The following information, therefore, does not apply, absent IRS guidance that would permit such changes.

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in


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effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long Term Care Services(SM) Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 1980 CSO table. See "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life(R) '06 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life(R) '06 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life(R) '06 policy.


FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.


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12. More information about other matters


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ABOUT OUR GENERAL ACCOUNT


Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.


DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. From time to time, we may change these procedures as necessary. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and
(3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.



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We offer investment options with underlying portfolios that are part of AXA
Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa-equitable.com if you are the individual owner:

o    changes of premium allocation percentages

o    changes of address

o    request forms and statements

o to request a policy loan (loan requests cannot be made online by corporate policyholders)

o    enroll for electronic delivery and view statements/documents online

o    to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to enroll in axa-equitable.com or use ACH payments via AXA Equitable VOICE IT, you must first agree to the terms and conditions set forth in our axa-equitable.com Online Services Agreement or our AXA Equitable VOICE IT Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa-equitable.com or AXA Equitable VOICE IT from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa-equitable.com or AXA Equitable VOICE IT if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).


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Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.


CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

o combine two or more variable investment options or withdraw assets relating to Incentive Life(R) '06 from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.


REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death ben-


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efit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.


DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

Premium-based compensation paid by AXA Equitable to AXA Advisors will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later.

Premium-based compensation paid by AXA Equitable to AXA Distributors will generally not exceed 120% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation of 0.15% in policy years 6-10 and 0.10% in policy years 11 and later will also be paid.

We may substitute a form of asset-based compensation for premium-based compensation after the first policy year.

The sales compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

The sales compensation paid by AXA Distributors varies among Selling broker-dealers.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Incentive Life(R) '06 on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may


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cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any premium-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.



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13. Financial statements of Separate Account FP and AXA Equitable


--------------------------------------------------------------------------------

The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.


               Financial statements of Separate Account FP and AXA Equitable  48


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14.  Personalized illustrations


--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2009 (or expected to be incurred in 2010, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2009. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQAT funds, just the AXA Allocation funds, or all funds. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request an illustration of the GIO.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.


Currently, we do not charge you for an in-force policy illustration. However, we reserve the right to charge up to $25 for each illustration requested.



49  Personalized illustrations


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Requesting more information

--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2010, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations free of charge by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                           PAGE
Who is AXA Equitable?......................................................  2
Ways we pay policy proceeds................................................  2
Distribution of the policies...............................................  2
Underwriting a policy....................................................... 2
Insurance regulation that applies to AXA Equitable.........................  2
Custodian and independent registered public accounting firm................  2
Financial statements.......................................................  2



























                                                                       811-04335

Incentive Life(R) '06

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2010

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life(R) '06 prospectus, dated May 1, 2010. The prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of AXA Equitable's Separate Account FP. Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectuses.


A copy of the prospectus is available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510 and requesting through our AXA Equitable VOICE IT interactive telephone, or by contacting your financial professional.

TABLE OF CONTENTS
Who is AXA Equitable?                                                        2
Ways we pay policy proceeds                                                  2
Distribution of the policies                                                 2
Underwriting a policy                                                        2
Insurance regulation that applies to AXA Equitable                           2
Custodian and independent registered public accounting firm                  2
Financial statements                                                         2


Copyright 2010. AXA Equitable Life Insurance Company, New York, New York 10104. All rights reserved. Incentive Life(R) '06 is a registered service mark of AXA
                       Equitable Life Insurance Company.




                                                                          x02968

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2009, 2008 and 2007, AXA Advisors was paid an administrative services fee of $325,380. AXA Equitable paid AXA Advisors as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $577,277,070 in 2009, $677,871,467 in 2008 and $731,920,627 in 2007. Of these,
AXA Advisors retained $306,063,542, $356,304,358 and $386,036,299, respectively.

Under a distribution agreement between AXA Distributors and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors (or EDI, as applicable) as the distributor of certain contracts, including these policies, and as the principal underwriter of several AXA Equitable's separate accounts, including Separate Account FP, $429,091,474 in 2009, $750,235,874 in 2008 and $1,007,208,067 in
2007. Of these, AXA Distributors (or EDI, as applicable) retained $40,223,293, $81,519,894 and $95,562,846, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 1980 Commissioner's Standard Ordinary Mortality Tables.


INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period ended December 31, 2009, and the consolidated financial statements of AXA Equitable at December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP


INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2009...................A-3
   Statements of Operations for the Year Ended December 31, 2009............A-26
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2009 and 2008..............................................A-39
   Notes to Financial Statements............................................A-65


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008...................F-2
   Consolidated Statements of (Loss) Earnings, Years Ended December 31,
     2009, 2008 and 2007 ....................................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2009,
     2008 and 2007 ..........................................................F-5
   Consolidated Statements of Comprehensive (Loss) Income, Years Ended
     December 31, 2009, 2008 and 2007 .......................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2009,
     2008 and 2007 ..........................................................F-7
   Notes to Consolidated Financial Statements ...............................F-9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP, as listed in Note 1 to such financial statements, at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 19, 2010

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009


                                                            AXA AGGRESSIVE  AXA BALANCED   AXA CONSERVATIVE
                                                              ALLOCATION      STRATEGY        ALLOCATION
                                                           --------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........  $111,796,052       $7,594         $35,166,483
Receivable for The Trusts shares sold.....................            --           --              22,921
Receivable for policy-related transactions................            --           --                  --
                                                            ------------       ------         -----------
  Total assets............................................   111,796,052        7,594          35,189,404
                                                            ------------       ------         -----------
Liabilities:
Payable for The Trusts shares purchased...................        36,768           --                  --
Payable for policy-related transactions...................        11,085           --              22,921
                                                            ------------       ------         -----------
  Total liabilities.......................................        47,853           --              22,921
                                                            ------------       ------         -----------
Net Assets................................................  $111,748,199       $7,594         $35,166,483
                                                            ============       ======         ===========
Net Assets:
Accumulation Units........................................   111,686,090        7,594          35,164,296
Accumulation nonunitized..................................            --           --                  --
Retained by AXA Equitable in Separate Account FP..........        62,109           --               2,187
                                                            ------------       ------         -----------
Total net assets..........................................  $111,748,199       $7,594         $35,166,483
                                                            ============       ======         ===========
Investments in shares of The Trusts, at cost..............  $136,903,890       $7,679         $35,939,697
The Trusts shares held....................................
 Class A..................................................     7,428,749           --           2,976,689
 Class B..................................................     4,716,414          671             719,757

                                                            AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                             GROWTH STRATEGY       STRATEGY             ALLOCATION
                                                           ------------------ ------------------ -----------------------
Assets:
Investments in shares of The Trusts, at fair value........       $ 7,640            $1,135             $44,284,769
Receivable for The Trusts shares sold.....................            --                --                      --
Receivable for policy-related transactions................         6,113                --                  22,130
                                                                 -------            ------             -----------
  Total assets............................................        13,753             1,135              44,306,899
                                                                 -------            ------             -----------
Liabilities:
Payable for The Trusts shares purchased...................         6,113                --                  22,130
Payable for policy-related transactions...................            --                --                      --
                                                                 -------            ------             -----------
  Total liabilities.......................................         6,113                --                  22,130
                                                                 -------            ------             -----------
Net Assets................................................       $ 7,640            $1,135             $44,284,769
                                                                 =======            ======             ===========
Net Assets:
Accumulation Units........................................         7,640             1,135              44,282,451
Accumulation nonunitized..................................            --                --                      --
Retained by AXA Equitable in Separate Account FP..........            --                --                   2,318
                                                                 -------            ------             -----------
Total net assets..........................................       $ 7,640            $1,135             $44,284,769
                                                                 =======            ======             ===========
Investments in shares of The Trusts, at cost..............       $ 7,664            $1,158             $46,753,881
The Trusts shares held....................................
 Class A..................................................            --                --               3,597,287
 Class B..................................................           684               107               1,181,611

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            AXA GROWTH    AXA MODERATE      AXA MODERATE
                                                             STRATEGY      ALLOCATION     GROWTH STRATEGY
                                                           ----------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........  $158,868    $1,149,963,157       $3,816,080
Receivable for The Trusts shares sold.....................        --         1,159,234               --
Receivable for policy-related transactions................        --                --            2,522
                                                            --------    --------------       ----------
  Total assets............................................   158,868     1,151,122,391        3,818,602
                                                            --------    --------------       ----------
Liabilities:
Payable for The Trusts shares purchased...................        --                --            2,522
Payable for policy-related transactions...................        --         1,429,545               --
                                                            --------    --------------       ----------
  Total liabilities.......................................        --         1,429,545            2,522
                                                            --------    --------------       ----------
Net Assets................................................  $158,868    $1,149,692,846       $3,816,080
                                                            ========    ==============       ==========
Net Assets:
Accumulation Units........................................   158,868     1,146,409,925        3,816,080
Accumulation nonunitized..................................        --         3,129,415               --
Retained by AXA Equitable in Separate Account FP..........        --           153,506               --
                                                            --------    --------------       ----------
Total net assets..........................................  $158,868    $1,149,692,846       $3,816,080
                                                            ========    ==============       ==========
Investments in shares of The Trusts, at cost..............  $159,368    $1,253,561,902       $3,744,309
The Trusts shares held....................................
 Class A..................................................        --        80,777,263               --
 Class B..................................................    13,347         9,129,780          322,963

                                                            AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                                ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                           ------------------- ---------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value........     $337,630,524         $442,716,244           $161,734,120
Receivable for The Trusts shares sold.....................               --            1,103,286                769,448
Receivable for policy-related transactions................          543,487               27,776                     --
                                                               ------------         ------------           ------------
  Total assets............................................      338,174,011          443,847,306            162,503,568
                                                               ------------         ------------           ------------
Liabilities:
Payable for The Trusts shares purchased...................          574,183                   --                     --
Payable for policy-related transactions...................               --            1,380,209                771,854
                                                               ------------         ------------           ------------
  Total liabilities.......................................          574,183            1,380,209                771,854
                                                               ------------         ------------           ------------
Net Assets................................................     $337,599,828         $442,467,097           $161,731,714
                                                               ============         ============           ============
Net Assets:
Accumulation Units........................................      337,583,308          441,829,444            161,690,233
Accumulation nonunitized..................................               --              460,983                     --
Retained by AXA Equitable in Separate Account FP..........           16,520              176,670                 41,481
                                                               ------------         ------------           ------------
Total net assets..........................................     $337,599,828         $442,467,097           $161,731,714
                                                               ============         ============           ============
Investments in shares of The Trusts, at cost..............     $408,754,521         $519,548,154           $182,293,073
The Trusts shares held....................................
 Class A..................................................       21,498,564           46,294,106              9,523,519
 Class B..................................................       13,322,943            6,798,971              3,728,791

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                               EQ/BLACKROCK          EQ/BLACKROCK
                                                            BASIC VALUE EQUITY   INTERNATIONAL VALUE
                                                           -------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........     $162,276,002          $137,020,622
Receivable for The Trusts shares sold.....................          307,489               655,381
Receivable for policy-related transactions................               --                    --
                                                               ------------          ------------
  Total assets............................................      162,583,491           137,676,003
                                                               ------------          ------------
Liabilities:
Payable for The Trusts shares purchased...................               --                    --
Payable for policy-related transactions...................          308,976               659,842
                                                               ------------          ------------
  Total liabilities.......................................          308,976               659,842
                                                               ------------          ------------
Net Assets................................................     $162,274,515          $137,016,161
                                                               ============          ============
Net Assets:
Accumulation Units........................................      162,234,861           136,942,596
Accumulation nonunitized..................................               --                    --
Retained by AXA Equitable in Separate Account FP..........           39,654                73,565
                                                               ------------          ------------
Total net assets..........................................     $162,274,515          $137,016,161
                                                               ============          ============
Investments in shares of The Trusts, at cost..............     $183,704,252          $156,286,336
The Trusts shares held....................................
 Class A..................................................        1,874,828             1,929,573
 Class B..................................................       11,285,614            10,396,512

                                                            EQ/BOSTON ADVISORS        EQ/CALVERT           EQ/CAPITAL
                                                               EQUITY INCOME     SOCIALLY RESPONSIBLE   GUARDIAN GROWTH
                                                           -------------------- ---------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........      $10,046,375            $600,649            $5,549,097
Receivable for The Trusts shares sold.....................               --               1,073                    --
Receivable for policy-related transactions................            7,716                  --                    --
                                                                -----------            --------            ----------
  Total assets............................................       10,054,091             601,722             5,549,097
                                                                -----------            --------            ----------
Liabilities:
Payable for The Trusts shares purchased...................            5,879                  --                    54
Payable for policy-related transactions...................               --                 818                   648
                                                                -----------            --------            ----------
  Total liabilities.......................................            5,879                 818                   702
                                                                -----------            --------            ----------
Net Assets................................................      $10,048,212            $600,904            $5,548,395
                                                                ===========            ========            ==========
Net Assets:
Accumulation Units........................................       10,046,043             533,141             5,524,906
Accumulation nonunitized..................................               --                  --                    --
Retained by AXA Equitable in Separate Account FP..........            2,169              67,763                23,489
                                                                -----------            --------            ----------
Total net assets..........................................      $10,048,212            $600,904            $5,548,395
                                                                ===========            ========            ==========
Investments in shares of The Trusts, at cost..............      $10,138,227            $581,674            $5,413,646
The Trusts shares held....................................
 Class A..................................................          897,231              16,131                32,250
 Class B..................................................        1,262,674              77,603               442,502

                                                               EQ/CAPITAL
                                                           GUARDIAN RESEARCH
                                                           ------------------
Assets:
Investments in shares of The Trusts, at fair value........    $ 91,740,098
Receivable for The Trusts shares sold.....................         544,994
Receivable for policy-related transactions................              --
                                                              ------------
  Total assets............................................      92,285,092
                                                              ------------
Liabilities:
Payable for The Trusts shares purchased...................              --
Payable for policy-related transactions...................         544,769
                                                              ------------
  Total liabilities.......................................         544,769
                                                              ------------
Net Assets................................................    $ 91,740,323
                                                              ============
Net Assets:
Accumulation Units........................................      91,678,300
Accumulation nonunitized..................................              --
Retained by AXA Equitable in Separate Account FP..........          62,023
                                                              ------------
Total net assets..........................................    $ 91,740,323
                                                              ============
Investments in shares of The Trusts, at cost..............    $112,092,240
The Trusts shares held....................................
 Class A..................................................         867,741
 Class B..................................................       7,810,912

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                               EQ/COMMON         EQ/CORE       EQ/EQUITY
                                                              STOCK INDEX      BOND INDEX      500 INDEX
                                                           ----------------- -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $1,360,237,299    $53,694,966    $528,606,585
Receivable for The Trusts shares sold.....................             208             --       2,142,038
Receivable for policy-related transactions................         893,750        164,365          31,113
                                                            --------------    -----------    ------------
  Total assets............................................   1,361,131,257     53,859,331     530,779,736
                                                            --------------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................       1,196,418        164,259              --
Payable for policy-related transactions...................         509,783             --       2,306,962
                                                            --------------    -----------    ------------
  Total liabilities.......................................       1,706,201        164,259       2,306,962
                                                            --------------    -----------    ------------
Net Assets................................................  $1,359,425,056    $53,695,072    $528,472,774
                                                            ==============    ===========    ============
Net Assets:
Accumulation Units........................................   1,355,738,497     53,680,011     528,074,096
Accumulation nonunitized..................................       3,485,538             --         293,849
Retained by AXA Equitable in Separate Account FP..........         201,021         15,061         104,829
                                                            --------------    -----------    ------------
Total net assets..........................................  $1,359,425,056    $53,695,072    $528,472,774
                                                            ==============    ===========    ============
Investments in shares of The Trusts, at cost..............  $1,829,085,378    $58,419,737    $594,552,451
The Trusts shares held....................................
 Class A..................................................      87,296,523      3,624,066      22,368,506
 Class B..................................................       9,645,334      2,093,297       4,851,178

                                                              EQ/EQUITY     EQ/EVERGREEN   EQ/GAMCO MERGERS
                                                             GROWTH PLUS        OMEGA      AND ACQUISITIONS
                                                           --------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........  $128,466,083    $26,247,095       $6,599,950
Receivable for The Trusts shares sold.....................       348,341         96,892               --
Receivable for policy-related transactions................            --             --           11,013
                                                            ------------    -----------       ----------
  Total assets............................................   128,814,424     26,343,987        6,610,963
                                                            ------------    -----------       ----------
Liabilities:
Payable for The Trusts shares purchased...................            --             --           11,058
Payable for policy-related transactions...................       348,562        126,855               --
                                                            ------------    -----------       ----------
  Total liabilities.......................................       348,562        126,855           11,058
                                                            ------------    -----------       ----------
Net Assets................................................  $128,465,862    $26,217,132       $6,599,905
                                                            ============    ===========       ==========
Net Assets:
Accumulation Units........................................   128,420,705     26,198,813        6,599,432
Accumulation nonunitized..................................            --             --               --
Retained by AXA Equitable in Separate Account FP..........        45,157         18,319              473
                                                            ------------    -----------       ----------
Total net assets..........................................  $128,465,862    $26,217,132       $6,599,905
                                                            ============    ===========       ==========
Investments in shares of The Trusts, at cost..............  $148,728,483    $22,757,090       $6,335,063
The Trusts shares held....................................
 Class A..................................................     2,585,068        236,934               --
 Class B..................................................     7,281,070      2,676,680          565,869

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                              EQ/GAMCO
                                                            SMALL COMPANY     EQ/GLOBAL         EQ/GLOBAL
                                                                VALUE         BOND PLUS    MULTI-SECTOR EQUITY
                                                           --------------- -------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........   $51,042,262    $32,132,811        $236,984,832
Receivable for The Trusts shares sold.....................            --        246,644             858,578
Receivable for policy-related transactions................         1,527             --                  --
                                                             -----------    -----------        ------------
  Total assets............................................    51,043,789     32,379,455         237,843,410
                                                             -----------    -----------        ------------
Liabilities:
Payable for The Trusts shares purchased...................         1,416             --                  --
Payable for policy-related transactions...................            --        246,862             857,016
                                                             -----------    -----------        ------------
  Total liabilities.......................................         1,416        246,862             857,016
                                                             -----------    -----------        ------------
Net Assets................................................   $51,042,373    $32,132,593        $236,986,394
                                                             ===========    ===========        ============
Net Assets:
Accumulation Units........................................    51,041,542     32,132,061         236,913,396
Accumulation nonunitized..................................            --             --                  --
Retained by AXA Equitable in Separate Account FP..........           831            532              72,998
                                                             -----------    -----------        ------------
Total net assets..........................................   $51,042,373    $32,132,593        $236,986,394
                                                             ===========    ===========        ============
Investments in shares of The Trusts, at cost..............   $45,822,561    $33,552,981        $302,332,593
The Trusts shares held....................................
 Class A..................................................            --      2,507,695           3,035,604
 Class B..................................................     1,726,651        821,687          17,908,795

                                                            EQ/INTERMEDIATE
                                                               GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                               BOND INDEX         CORE PLUS           GROWTH
                                                           ----------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value........    $114,048,190       $27,948,745       $22,629,830
Receivable for The Trusts shares sold.....................              13                --                --
Receivable for policy-related transactions................       2,809,476            53,223           217,770
                                                              ------------       -----------       -----------
  Total assets............................................     116,857,679        28,001,968        22,847,600
                                                              ------------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................       2,813,154            52,175           222,201
Payable for policy-related transactions...................          20,434                --                --
                                                              ------------       -----------       -----------
  Total liabilities.......................................       2,833,588            52,175           222,201
                                                              ------------       -----------       -----------
Net Assets................................................    $114,024,091       $27,949,793       $22,625,399
                                                              ============       ===========       ===========
Net Assets:
Accumulation Units........................................     113,724,037        27,915,069        22,625,399
Accumulation nonunitized..................................         223,294                --                --
Retained by AXA Equitable in Separate Account FP..........          76,760            34,724                --
                                                              ------------       -----------       -----------
Total net assets..........................................    $114,024,091       $27,949,793       $22,625,399
                                                              ============       ===========       ===========
Investments in shares of The Trusts, at cost..............    $117,949,091       $28,898,223       $20,875,633
The Trusts shares held....................................
 Class A..................................................       9,367,334           448,776                --
 Class B..................................................       2,533,649         2,671,504         3,969,852

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                EQ/JPMORGAN       EQ/LARGE CAP
                                                            VALUE OPPORTUNITIES     CORE PLUS
                                                           --------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........      $27,893,780       $ 8,700,497
Receivable for The Trusts shares sold.....................          185,985             8,333
Receivable for policy-related transactions................               --                --
                                                                -----------       -----------
  Total assets............................................       28,079,765         8,708,830
                                                                -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................               --                --
Payable for policy-related transactions...................          190,586             8,434
                                                                -----------       -----------
  Total liabilities.......................................          190,586             8,434
                                                                -----------       -----------
Net Assets................................................      $27,889,179       $ 8,700,396
                                                                ===========       ===========
Net Assets:
Accumulation Units........................................       27,836,060         8,656,048
Accumulation nonunitized..................................               --                --
Retained by AXA Equitable in Separate Account FP..........           53,119            44,348
                                                                -----------       -----------
Total net assets..........................................      $27,889,179       $ 8,700,396
                                                                ===========       ===========
Investments in shares of The Trusts, at cost..............      $34,996,226       $10,420,127
The Trusts shares held....................................
 Class A..................................................          108,075            62,053
 Class B..................................................        3,051,070         1,201,777

                                                            EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                            GROWTH INDEX    GROWTH PLUS    VALUE INDEX    VALUE PLUS
                                                           -------------- -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $100,647,853   $131,103,836    $3,117,088    $403,060,245
Receivable for The Trusts shares sold.....................       649,783        281,880            --         863,975
Receivable for policy-related transactions................            --             --       172,365          37,628
                                                            ------------   ------------    ----------    ------------
  Total assets............................................   101,297,636    131,385,716     3,289,453     403,961,848
                                                            ------------   ------------    ----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................            --             --       171,930              --
Payable for policy-related transactions...................       673,571        283,156            --         787,528
                                                            ------------   ------------    ----------    ------------
  Total liabilities.......................................       673,571        283,156       171,930         787,528
                                                            ------------   ------------    ----------    ------------
Net Assets................................................  $100,624,065   $131,102,560    $3,117,523    $403,174,320
                                                            ============   ============    ==========    ============
Net Assets:
Accumulation Units........................................   100,593,801    131,071,368     3,117,059     402,966,058
Accumulation nonunitized..................................            --             --            --          83,461
Retained by AXA Equitable in Separate Account FP..........        30,264         31,192           464         124,801
                                                            ------------   ------------    ----------    ------------
Total net assets..........................................  $100,624,065   $131,102,560    $3,117,523    $403,174,320
                                                            ============   ============    ==========    ============
Investments in shares of The Trusts, at cost..............  $ 93,477,334   $121,021,953    $3,234,358    $615,759,348
The Trusts shares held....................................
 Class A..................................................     1,073,806        462,417       361,149      32,133,912
 Class B..................................................    12,419,765      8,511,066       308,716      11,960,418

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/LORD ABBETT    EQ/LORD ABBETT
                                                            GROWTH AND INCOME   LARGE CAP CORE
                                                           ------------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........      $1,838,084        $8,398,882
Receivable for The Trusts shares sold.....................              18                --
Receivable for policy-related transactions................              --             7,363
                                                                ----------        ----------
  Total assets............................................       1,838,102         8,406,245
                                                                ----------        ----------
Liabilities:
Payable for The Trusts shares purchased...................              --             7,363
Payable for policy-related transactions...................              18                --
                                                                ----------        ----------
  Total liabilities.......................................              18             7,363
                                                                ----------        ----------
Net Assets................................................      $1,838,084        $8,398,882
                                                                ==========        ==========
Net Assets:
Accumulation Units........................................       1,831,204         8,398,856
Accumulation nonunitized..................................              --                --
Retained by AXA Equitable in Separate Account FP..........           6,880                26
                                                                ----------        ----------
Total net assets..........................................      $1,838,084        $8,398,882
                                                                ==========        ==========
Investments in shares of The Trusts, at cost..............      $1,744,423        $7,446,903
The Trusts shares held....................................
 Class A..................................................         132,918           520,734
 Class B..................................................          75,039           267,970

                                                             EQ/MID CAP      EQ/MID CAP       EQ/MONEY       EQ/MONTAG &
                                                                INDEX        VALUE PLUS        MARKET      CALDWELL GROWTH
                                                           -------------- --------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........  $ 85,350,384   $225,778,614    $390,347,032      $18,307,487
Receivable for The Trusts shares sold.....................        15,646        801,443              35               --
Receivable for policy-related transactions................            --             --      10,508,016            3,353
                                                            ------------   ------------    ------------      -----------
  Total assets............................................    85,366,030    226,580,057     400,855,083       18,310,840
                                                            ------------   ------------    ------------      -----------
Liabilities:
Payable for The Trusts shares purchased...................            --             --      14,635,278            3,353
Payable for policy-related transactions...................        15,655        751,974              --               --
                                                            ------------   ------------    ------------      -----------
  Total liabilities.......................................        15,655        751,974      14,635,278            3,353
                                                            ------------   ------------    ------------      -----------
Net Assets................................................  $ 85,350,375   $225,828,083    $386,219,805      $18,307,487
                                                            ============   ============    ============      ===========
Net Assets:
Accumulation Units........................................    85,295,069    225,703,269     385,336,847       18,307,013
Accumulation nonunitized..................................            --             --         687,231               --
Retained by AXA Equitable in Separate Account FP..........        55,306        124,814         195,727              474
                                                            ------------   ------------    ------------      -----------
Total net assets..........................................  $ 85,350,375   $225,828,083    $386,219,805      $18,307,487
                                                            ============   ============    ============      ===========
Investments in shares of The Trusts, at cost..............  $118,360,478   $233,269,956    $390,239,845      $16,629,709
The Trusts shares held....................................
 Class A..................................................     2,839,476     26,433,158     306,061,534        1,750,077
 Class B..................................................     9,952,710        818,197      84,122,218        1,472,849

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                              SHORT BOND      BOND PLUS     COMPANY INDEX
                                                           --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........   $54,974,152    $112,978,547     $46,066,802
Receivable for The Trusts shares sold.....................            --               7              --
Receivable for policy-related transactions................        23,159         455,642          47,753
                                                             -----------    ------------     -----------
  Total assets............................................    54,997,311     113,434,196      46,114,555
                                                             -----------    ------------     -----------
Liabilities:
Payable for The Trusts shares purchased...................        20,773         445,692          47,831
Payable for policy-related transactions...................            --              --              --
                                                             -----------    ------------     -----------
  Total liabilities.......................................        20,773         445,692          47,831
                                                             -----------    ------------     -----------
Net Assets................................................   $54,976,538    $112,988,504     $46,066,724
                                                             ===========    ============     ===========
Net Assets:
Accumulation Units........................................    54,972,496     112,669,147      46,002,019
Accumulation nonunitized..................................            --         131,049              --
Retained by AXA Equitable in Separate Account FP..........         4,042         188,308          64,705
                                                             -----------    ------------     -----------
Total net assets..........................................   $54,976,538    $112,988,504     $46,066,724
                                                             ===========    ============     ===========
Investments in shares of The Trusts, at cost..............   $55,909,646    $120,061,763     $55,208,939
The Trusts shares held....................................
 Class A..................................................     3,594,472       9,372,209       4,295,551
 Class B..................................................     1,957,951       3,168,771       1,168,212

                                                            EQ/T. ROWE PRICE   EQ/UBS GROWTH   EQ/VAN KAMPEN
                                                            GROWTH STOCK         AND INCOME       COMSTOCK
                                                           ------------------ --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........     $33,277,498       $4,761,411      $2,536,095
Receivable for The Trusts shares sold.....................         103,968               --              17
Receivable for policy-related transactions................              --            1,590              --
                                                               -----------       ----------      ----------
  Total assets............................................      33,381,466        4,763,001       2,536,112
                                                               -----------       ----------      ----------
Liabilities:
Payable for The Trusts shares purchased...................              --            1,590              --
Payable for policy-related transactions...................         102,835               --              17
                                                               -----------       ----------      ----------
  Total liabilities.......................................         102,835            1,590              17
                                                               -----------       ----------      ----------
Net Assets................................................     $33,278,631       $4,761,411      $2,536,095
                                                               ===========       ==========      ==========
Net Assets:
Accumulation Units........................................      33,221,631        4,761,383       2,535,809
Accumulation nonunitized..................................              --               --              --
Retained by AXA Equitable in Separate Account FP..........          57,000               28             286
                                                               -----------       ----------      ----------
Total net assets..........................................     $33,278,631       $4,761,411      $2,536,095
                                                               ===========       ==========      ==========
Investments in shares of The Trusts, at cost..............     $32,603,061       $5,212,353      $2,585,129
The Trusts shares held....................................
 Class A..................................................          54,506               --         152,426
 Class B..................................................       1,828,085          898,159         149,924

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                                FIDELITY(R)
                                                             EQ/VAN KAMPEN    FIDELITY(R)   VIP ASSET MANAGER:
                                                            MID CAP GROWTH   MONEY MARKET         GROWTH
                                                           ---------------- -------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........    $33,617,162    $14,014,043        $6,144,280
Receivable for The Trusts shares sold.....................             --      1,939,377           121,030
Receivable for policy-related transactions................          9,674             --                --
                                                              -----------    -----------        ----------
  Total assets............................................     33,626,836     15,953,420         6,265,310
                                                              -----------    -----------        ----------
Liabilities:
Payable for The Trusts shares purchased...................          9,722             --                --
Payable for policy-related transactions...................             --      1,939,377           121,030
                                                              -----------    -----------        ----------
  Total liabilities.......................................          9,722      1,939,377           121,030
                                                              -----------    -----------        ----------
Net Assets................................................    $33,617,114    $14,014,043        $6,144,280
                                                              ===========    ===========        ==========
Net Assets:
Accumulation Units........................................     33,616,903     14,014,001         6,143,687
Accumulation nonunitized..................................             --             --                --
Retained by AXA Equitable in Separate Account FP..........            211             42               593
                                                              -----------    -----------        ----------
Total net assets..........................................    $33,617,114    $14,014,043        $6,144,280
                                                              ===========    ===========        ==========
Investments in shares of The Trusts, at cost..............    $31,079,274    $14,014,031        $6,074,623
The Trusts shares held....................................
 Class A..................................................      1,850,658             --                --
 Class B..................................................        724,631     14,014,042           491,149

                                                              FIDELITY(R)        FIDELITY(R)        FIDELITY(R)
                                                            VIP CONTRAFUND   VIP EQUITY-INCOME   VIP GROWTH & INCOME
                                                           ---------------- ------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........    $38,823,031        $5,370,255          $4,741,635
Receivable for The Trusts shares sold.....................      1,080,113           113,104              89,403
Receivable for policy-related transactions................             --                --                  --
                                                              -----------        ----------          ----------
  Total assets............................................     39,903,144         5,483,359           4,831,038
                                                              -----------        ----------          ----------
Liabilities:
Payable for The Trusts shares purchased...................             --                --                  --
Payable for policy-related transactions...................      1,080,113           113,211              89,403
                                                              -----------        ----------          ----------
  Total liabilities.......................................      1,080,113           113,211              89,403
                                                              -----------        ----------          ----------
Net Assets................................................    $38,823,031        $5,370,148          $4,741,635
                                                              ===========        ==========          ==========
Net Assets:
Accumulation Units........................................     38,819,893         5,367,717           4,741,505
Accumulation nonunitized..................................             --                --                  --
Retained by AXA Equitable in Separate Account FP..........          3,138             2,431                 130
                                                              -----------        ----------          ----------
Total net assets..........................................    $38,823,031        $5,370,148          $4,741,635
                                                              ===========        ==========          ==========
Investments in shares of The Trusts, at cost..............    $38,405,805        $5,887,007          $4,569,539
The Trusts shares held....................................
 Class A..................................................             --                --                  --
 Class B..................................................      1,913,407           324,095             435,012

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            FIDELITY(R) VIP     FIDELITY(R) VIP
                                                              HIGH INCOME    INVESTMENT GRADE BOND
                                                           ---------------- -----------------------
Assets:
Investments in shares of The Trusts, at fair value........    $17,838,447         $19,978,416
Receivable for The Trusts shares sold.....................        935,034             984,079
Receivable for policy-related transactions................             --                  --
                                                              -----------         -----------
  Total assets............................................     18,773,481          20,962,495
                                                              -----------         -----------
Liabilities:
Payable for The Trusts shares purchased...................             --                  --
Payable for policy-related transactions...................        935,034             984,079
                                                              -----------         -----------
  Total liabilities.......................................        935,034             984,079
                                                              -----------         -----------
Net Assets................................................    $17,838,447         $19,978,416
                                                              ===========         ===========
Net Assets:
Accumulation Units........................................     17,838,156          19,978,199
Accumulation nonunitized..................................             --                  --
Retained by AXA Equitable in Separate Account FP..........            291                 217
                                                              -----------         -----------
Total net assets..........................................    $17,838,447         $19,978,416
                                                              ===========         ===========
Investments in shares of The Trusts, at cost..............    $16,261,659         $19,375,649
The Trusts shares held....................................
 Class A..................................................             --                  --
 Class B..................................................      3,443,716           1,629,561

                                                            FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                                MID CAP            VALUE        VALUE STRATEGIES
                                                           ----------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........    $31,698,308        $5,446,361        $5,964,033
Receivable for The Trusts shares sold.....................        626,600            95,824           238,455
Receivable for policy-related transactions................             --                --                --
                                                              -----------        ----------        ----------
  Total assets............................................     32,324,908         5,542,185         6,202,488
                                                              -----------        ----------        ----------
Liabilities:
Payable for The Trusts shares purchased...................             --                --                --
Payable for policy-related transactions...................        626,787            95,824           238,455
                                                              -----------        ----------        ----------
  Total liabilities.......................................        626,787            95,824           238,455
                                                              -----------        ----------        ----------
Net Assets................................................    $31,698,121        $5,446,361        $5,964,033
                                                              ===========        ==========        ==========
Net Assets:
Accumulation Units........................................     31,690,101         5,439,205         5,963,946
Accumulation nonunitized..................................             --                --                --
Retained by AXA Equitable in Separate Account FP..........          8,020             7,156                87
                                                              -----------        ----------        ----------
Total net assets..........................................    $31,698,121        $5,446,361        $5,964,033
                                                              ===========        ==========        ==========
Investments in shares of The Trusts, at cost..............    $33,705,664        $5,308,177        $5,141,834
The Trusts shares held....................................
 Class A..................................................             --                --                --
 Class B..................................................      1,262,881           580,635           767,572

                                                              MULTIMANAGER
                                                            AGGRESSIVE EQUITY
                                                           ------------------
Assets:
Investments in shares of The Trusts, at fair value........    $350,478,009
Receivable for The Trusts shares sold.....................         807,161
Receivable for policy-related transactions................              --
                                                              ------------
  Total assets............................................     351,285,170
                                                              ------------
Liabilities:
Payable for The Trusts shares purchased...................              --
Payable for policy-related transactions...................       1,037,211
                                                              ------------
  Total liabilities.......................................       1,037,211
                                                              ------------
Net Assets................................................    $350,247,959
                                                              ============
Net Assets:
Accumulation Units........................................     349,648,596
Accumulation nonunitized..................................         575,062
Retained by AXA Equitable in Separate Account FP..........          24,301
                                                              ------------
Total net assets..........................................    $350,247,959
                                                              ============
Investments in shares of The Trusts, at cost..............    $364,022,055
The Trusts shares held....................................
 Class A..................................................      14,217,984
 Class B..................................................         801,694

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                          MULTIMANAGER       MULTIMANAGER
                                                           CORE BOND     INTERNATIONAL EQUITY
                                                        --------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value.....  $106,251,965         $54,596,843
Receivable for The Trusts shares sold..................       758,180               3,764
Receivable for policy-related transactions.............            --                  --
                                                         ------------         -----------
  Total assets.........................................   107,010,145          54,600,607
                                                         ------------         -----------
Liabilities:
Payable for The Trusts shares purchased................            --                  --
Payable for policy-related transactions................       758,294               3,732
                                                         ------------         -----------
  Total liabilities....................................       758,294               3,732
                                                         ------------         -----------
Net Assets.............................................  $106,251,851         $54,596,875
                                                         ============         ===========
Net Assets:
Accumulation Units.....................................   106,241,001          54,566,339
Accumulation nonunitized...............................            --                  --
Retained by AXA Equitable in Separate Account FP.......        10,850              30,536
                                                         ------------         -----------
Total net assets.......................................  $106,251,851         $54,596,875
                                                         ============         ===========
Investments in shares of The Trusts, at cost...........  $105,366,852         $68,217,504
The Trusts shares held.................................
 Class A...............................................     2,418,930           1,354,630
 Class B...............................................     7,899,416           3,790,725

                                                              MULTIMANAGER         MULTIMANAGER       MULTIMANAGER
                                                         LARGE CAP CORE EQUITY   LARGE CAP GROWTH   LARGE CAP VALUE
                                                        ----------------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value.....        $7,544,795           $16,841,231       $34,396,082
Receivable for The Trusts shares sold..................                --                 5,719                --
Receivable for policy-related transactions.............             6,485                    --            23,272
                                                               ----------           -----------       -----------
  Total assets.........................................         7,551,280            16,846,950        34,419,354
                                                               ----------           -----------       -----------
Liabilities:
Payable for The Trusts shares purchased................             6,372                    --            21,856
Payable for policy-related transactions................                --                 5,719                --
                                                               ----------           -----------       -----------
  Total liabilities....................................             6,372                 5,719            21,856
                                                               ----------           -----------       -----------
Net Assets.............................................        $7,544,908           $16,841,231       $34,397,498
                                                               ==========           ===========       ===========
Net Assets:
Accumulation Units.....................................         7,534,577            16,818,820        34,360,985
Accumulation nonunitized...............................                --                    --                --
Retained by AXA Equitable in Separate Account FP.......            10,331                22,411            36,513
                                                               ----------           -----------       -----------
Total net assets.......................................        $7,544,908           $16,841,231       $34,397,498
                                                               ==========           ===========       ===========
Investments in shares of The Trusts, at cost...........        $8,448,206           $19,272,452       $41,875,297
The Trusts shares held.................................
 Class A...............................................           387,634             1,019,133         1,137,756
 Class B...............................................           437,715             1,300,660         2,807,282

                                                          MULTIMANAGER
                                                         MID CAP GROWTH
                                                        ---------------
Assets:
Investments in shares of The Trusts, at fair value.....   $26,405,240
Receivable for The Trusts shares sold..................         3,134
Receivable for policy-related transactions.............            --
                                                          -----------
  Total assets.........................................    26,408,374
                                                          -----------
Liabilities:
Payable for The Trusts shares purchased................            --
Payable for policy-related transactions................         3,004
                                                          -----------
  Total liabilities....................................         3,004
                                                          -----------
Net Assets.............................................   $26,405,370
                                                          ===========
Net Assets:
Accumulation Units.....................................    26,375,167
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......        30,203
                                                          -----------
Total net assets.......................................   $26,405,370
                                                          ===========
Investments in shares of The Trusts, at cost...........   $29,284,424
The Trusts shares held.................................
 Class A...............................................     1,266,311
 Class B...............................................     2,428,517

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                             MULTIMANAGER      MULTIMANAGER
                                                            MID CAP VALUE   MULTI-SECTOR BOND
                                                           --------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value........   $52,112,638       $132,631,971
Receivable for The Trusts shares sold.....................       257,604            829,963
Receivable for policy-related transactions................            --              6,303
                                                             -----------       ------------
  Total assets............................................    52,370,242        133,468,237
                                                             -----------       ------------
Liabilities:
Payable for The Trusts shares purchased...................            --                 --
Payable for policy-related transactions...................       257,922            873,286
                                                             -----------       ------------
  Total liabilities.......................................       257,922            873,286
                                                             -----------       ------------
Net Assets................................................   $52,112,320       $132,594,951
                                                             ===========       ============
Net Assets:
Accumulation Units........................................    52,010,552        131,871,424
Accumulation nonunitized..................................            --            669,552
Retained by AXA Equitable in Separate Account FP..........       101,768             53,975
                                                             -----------       ------------
Total net assets..........................................   $52,112,320       $132,594,951
                                                             ===========       ============
Investments in shares of The Trusts, at cost..............   $55,361,287       $178,392,833
The Trusts shares held....................................
 Class A..................................................     1,224,512         31,044,823
 Class B..................................................     5,299,594          4,430,443

                                                              MULTIMANAGER       MULTIMANAGER    MULTIMANAGER      NATURAL
                                                            SMALL CAP GROWTH   SMALL CAP VALUE    TECHNOLOGY      RESOURCES
                                                           ------------------ ----------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........     $6,548,643        $28,100,132     $80,086,940    $28,941,681
Receivable for The Trusts shares sold.....................         20,866                 --         506,080        118,327
Receivable for policy-related transactions................             --             79,333              --             --
                                                               ----------        -----------     -----------    -----------
  Total assets............................................      6,569,509         28,179,465      80,593,020     29,060,008
                                                               ----------        -----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................             --             79,807              --             --
Payable for policy-related transactions...................         19,168                 --         505,522        118,320
                                                               ----------        -----------     -----------    -----------
  Total liabilities.......................................         19,168             79,807         505,522        118,320
                                                               ----------        -----------     -----------    -----------
Net Assets................................................     $6,550,341        $28,099,658     $80,087,498    $28,941,688
                                                               ==========        ===========     ===========    ===========
Net Assets:
Accumulation Units........................................      6,549,390         28,064,185      80,018,561     28,941,688
Accumulation nonunitized..................................             --                 --              --             --
Retained by AXA Equitable in Separate Account FP..........            951             35,473          68,937             --
                                                               ----------        -----------     -----------    -----------
Total net assets..........................................     $6,550,341        $28,099,658     $80,087,498    $28,941,688
                                                               ==========        ===========     ===========    ===========
Investments in shares of The Trusts, at cost..............     $6,841,031        $36,854,332     $71,926,559    $24,566,809
The Trusts shares held....................................
 Class A..................................................             --          1,318,733       1,076,089             --
 Class B..................................................        946,968          1,918,998       6,261,321        784,753

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            TARGET 2015  TARGET 2025   TARGET 2035   TARGET 2045   VANGUARD VIF
                                                            ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION   EQUITY INDEX
                                                           ------------ ------------- ------------- ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $3,249,703   $1,630,865    $1,281,366      $152,708     $5,113,662
Receivable for The Trusts shares sold.....................       9,914           --         5,600       159,952             --
Receivable for policy-related transactions................          --          632            --            --          7,267
                                                            ----------   ----------    ----------      --------     ----------
  Total assets............................................   3,259,617    1,631,497     1,286,966       312,660      5,120,929
                                                            ----------   ----------    ----------      --------     ----------
Liabilities:
Payable for The Trusts shares purchased...................          --          640            --            --          7,267
Payable for policy-related transactions...................       9,914           --         5,600       159,952             --
                                                            ----------   ----------    ----------      --------     ----------
  Total liabilities.......................................       9,914          640         5,600       159,952          7,267
                                                            ----------   ----------    ----------      --------     ----------
Net Assets................................................  $3,249,703   $1,630,857    $1,281,366      $152,708     $5,113,662
                                                            ==========   ==========    ==========      ========     ==========
Net Assets:
Accumulation Units........................................   3,249,703    1,630,843     1,281,366       152,708      5,108,692
Accumulation nonunitized..................................          --           --            --            --             --
Retained by AXA Equitable in Separate Account FP..........          --           14            --            --          4,970
                                                            ----------   ----------    ----------      --------     ----------
Total net assets..........................................  $3,249,703   $1,630,857    $1,281,366      $152,708     $5,113,662
                                                            ==========   ==========    ==========      ========     ==========
Investments in shares of The Trusts, at cost..............  $3,072,663   $1,470,615    $1,186,890      $150,429     $5,883,014
The Trusts shares held....................................
 Class A..................................................          --           --            --            --        242,239
 Class B..................................................     391,275      201,859       160,686        20,044             --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                             Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                            ------------------   -------------   -----------------   -------------------------
AXA AGGRESSIVE ALLOCATION................   0.00%                A                   $  13.10                     --
AXA AGGRESSIVE ALLOCATION................   0.00%                A                   $  78.58                     12
AXA AGGRESSIVE ALLOCATION................   0.00%                A                   $ 130.17                    224
AXA AGGRESSIVE ALLOCATION................   0.60%                A                   $ 125.37                    285
AXA AGGRESSIVE ALLOCATION................   0.80%                A                   $ 123.80                      1
AXA AGGRESSIVE ALLOCATION................   0.90%                A                   $ 123.02                     19
AXA AGGRESSIVE ALLOCATION................   0.00%                B                   $ 128.17                    250
AXA AGGRESSIVE ALLOCATION................   0.60%                B                   $ 123.44                     92
AXA AGGRESSIVE ALLOCATION................   0.90%                B                   $ 121.13                     --
AXA BALANCED STRATEGY....................   0.00%                B                   $ 101.74                     --
AXA CONSERVATIVE ALLOCATION..............   0.00%                A                   $  11.33                      1
AXA CONSERVATIVE ALLOCATION..............   0.00%                A                   $ 101.66                     --
AXA CONSERVATIVE ALLOCATION..............   0.00%                A                   $ 124.37                     49
AXA CONSERVATIVE ALLOCATION..............   0.60%                A                   $ 119.78                    175
AXA CONSERVATIVE ALLOCATION..............   0.80%                A                   $ 118.28                     --
AXA CONSERVATIVE ALLOCATION..............   0.90%                A                   $ 117.54                     10
AXA CONSERVATIVE ALLOCATION..............   0.00%                B                   $ 122.45                     27
AXA CONSERVATIVE ALLOCATION..............   0.60%                B                   $ 117.93                     30
AXA CONSERVATIVE ALLOCATION..............   0.90%                B                   $ 115.72                     --
AXA CONSERVATIVE GROWTH STRATEGY.........   0.00%                B                   $ 101.49                     --
AXA CONSERVATIVE STRATEGY................   0.00%                B                   $ 100.81                     --
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                A                   $  11.80                      9
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                A                   $  94.86                      1
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                A                   $ 124.89                     62
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%                A                   $ 120.28                    205
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.80%                A                   $ 118.77                      1
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%                A                   $ 118.03                      5
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                B                   $ 122.96                     52
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%                B                   $ 118.42                     39
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%                B                   $ 116.20                     --
AXA GROWTH STRATEGY......................   0.00%                B                   $ 102.40                      2
AXA MODERATE ALLOCATION..................   0.00%                A                   $  12.10                     12
AXA MODERATE ALLOCATION..................   0.00%                A                   $  91.06                     28
AXA MODERATE ALLOCATION..................   0.00%                A                   $ 260.68                    434
AXA MODERATE ALLOCATION..................   0.60%                A                   $ 582.35                  1,427
AXA MODERATE ALLOCATION..................   0.80%                A                   $ 189.93                     20
AXA MODERATE ALLOCATION..................   0.90%                A                   $ 241.38                    330
AXA MODERATE ALLOCATION..................   0.00%                B                   $ 128.99                    313
AXA MODERATE ALLOCATION..................   0.60%                B                   $ 123.58                    613
AXA MODERATE ALLOCATION..................   0.90%                B                   $ 130.72                     --
AXA MODERATE GROWTH STRATEGY.............   0.00%                B                   $ 102.03                     37
AXA MODERATE-PLUS ALLOCATION.............   0.00%                A                   $  12.59                      8
AXA MODERATE-PLUS ALLOCATION.............   0.00%                A                   $  85.28                     27
AXA MODERATE-PLUS ALLOCATION.............   0.00%                A                   $ 132.87                    644
AXA MODERATE-PLUS ALLOCATION.............   0.60%                A                   $ 127.96                    814
AXA MODERATE-PLUS ALLOCATION.............   0.80%                A                   $ 126.36                      5
AXA MODERATE-PLUS ALLOCATION.............   0.90%                A                   $ 125.57                    125
AXA MODERATE-PLUS ALLOCATION.............   0.00%                B                   $ 130.81                    663
AXA MODERATE-PLUS ALLOCATION.............   0.60%                B                   $ 125.98                    337
AXA MODERATE-PLUS ALLOCATION.............   0.90%                B                   $ 123.62                     --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -------------   -----------------   -------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%                A                   $  13.49                     --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%                A                   $ 156.28                    458
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%                A                   $ 143.01                  1,995
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.80%                A                   $ 117.64                     15
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%                A                   $ 136.77                    201
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%                B                   $ 107.23                     60
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%                B                   $ 106.74                    464
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%                B                   $ 101.19                     --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%                A                   $  14.24                      1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%                A                   $ 187.20                    203
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%                A                   $ 173.45                    400
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.80%                A                   $ 169.08                      6
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%                A                   $ 166.93                     54
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%                B                   $ 154.43                     18
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%                B                   $ 129.19                    321
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%                B                   $ 124.79                     --
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                A                   $  13.36                      2
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                A                   $ 124.85                      9
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                A                   $ 174.33                    120
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%                A                   $ 167.91                      6
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                B                   $ 230.61                    133
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%                B                   $ 139.74                     47
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%                B                   $ 213.69                    436
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.80%                B                   $ 208.30                      4
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.90%                B                   $ 205.66                     38
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                A                   $  13.98                      1
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                A                   $ 149.90                      8
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                A                   $ 190.88                    102
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%                A                   $ 141.34                      5
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                B                   $ 140.29                    228
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%                B                   $ 142.13                      8
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%                B                   $ 145.13                    516
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.80%                B                   $ 129.08                      3
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.90%                B                   $ 140.20                     51
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%                A                   $  74.69                      2
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%                A                   $  73.49                     50
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.80%                A                   $  73.09                     --
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%                A                   $  72.89                      5
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%                B                   $ 103.43                     48
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%                B                   $  72.99                     13
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%                B                   $  72.39                     --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%                A                   $ 127.56                     --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%                B                   $  80.31                      2
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.60%                B                   $  75.45                      4
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.80%                B                   $  73.88                     --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.90%                B                   $  73.12                     --
EQ/CAPITAL GUARDIAN GROWTH...................   0.00%                A                   $ 129.23                      3
EQ/CAPITAL GUARDIAN GROWTH...................   0.00%                B                   $  69.81                     12
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%                B                   $  66.25                      5
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%                B                   $  75.46                     47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                        Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                       ------------------   -------------   -----------------   -------------------------
EQ/CAPITAL GUARDIAN GROWTH..........   0.80%                B                   $  64.23                     --
EQ/CAPITAL GUARDIAN GROWTH..........   0.90%                B                   $  72.89                      6
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                A                   $  13.13                      1
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                A                   $ 113.79                      6
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                A                   $ 154.58                     49
EQ/CAPITAL GUARDIAN RESEARCH........   0.60%                A                   $ 101.67                      8
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                B                   $ 118.02                    113
EQ/CAPITAL GUARDIAN RESEARCH........   0.60%                B                   $ 110.90                    568
EQ/CAPITAL GUARDIAN RESEARCH........   0.80%                B                   $ 108.62                      5
EQ/CAPITAL GUARDIAN RESEARCH........   0.90%                B                   $ 107.49                     53
EQ/COMMON STOCK INDEX...............   0.00%                A                   $  12.91                      1
EQ/COMMON STOCK INDEX...............   0.00%                A                   $ 266.33                    603
EQ/COMMON STOCK INDEX...............   0.60%                A                   $ 700.97                  1,387
EQ/COMMON STOCK INDEX...............   0.80%                A                   $ 170.37                     57
EQ/COMMON STOCK INDEX...............   0.90%                A                   $ 291.37                    271
EQ/COMMON STOCK INDEX...............   0.00%                B                   $  83.59                     78
EQ/COMMON STOCK INDEX...............   0.60%                B                   $  94.49                  1,356
EQ/COMMON STOCK INDEX...............   0.90%                B                   $  91.28                     --
EQ/CORE BOND INDEX..................   0.00%                A                   $ 114.76                    158
EQ/CORE BOND INDEX..................   0.00%                A                   $ 119.94                      9
EQ/CORE BOND INDEX..................   0.60%                A                   $ 117.23                      8
EQ/CORE BOND INDEX..................   0.60%                A                   $ 140.02                     49
EQ/CORE BOND INDEX..................   0.60%                A                   $ 140.15                     36
EQ/CORE BOND INDEX..................   0.80%                A                   $ 112.41                     --
EQ/CORE BOND INDEX..................   0.90%                A                   $ 111.50                     17
EQ/CORE BOND INDEX..................   0.00%                B                   $ 119.83                     53
EQ/CORE BOND INDEX..................   0.60%                B                   $ 137.63                     16
EQ/CORE BOND INDEX..................   0.60%                B                   $ 140.02                     79
EQ/CORE BOND INDEX..................   0.90%                B                   $ 135.26                     --
EQ/EQUITY 500 INDEX.................   0.00%                A                   $  12.55                      1
EQ/EQUITY 500 INDEX.................   0.00%                A                   $ 301.80                    485
EQ/EQUITY 500 INDEX.................   0.60%                A                   $ 277.24                    889
EQ/EQUITY 500 INDEX.................   0.80%                A                   $ 189.14                     16
EQ/EQUITY 500 INDEX.................   0.90%                A                   $ 264.28                    146
EQ/EQUITY 500 INDEX.................   0.00%                B                   $  91.81                    165
EQ/EQUITY 500 INDEX.................   0.60%                B                   $  89.00                    884
EQ/EQUITY 500 INDEX.................   0.90%                B                   $  98.92                     --
EQ/EQUITY GROWTH PLUS...............   0.00%                A                   $  12.50                     --
EQ/EQUITY GROWTH PLUS...............   0.00%                A                   $ 120.75                      9
EQ/EQUITY GROWTH PLUS...............   0.00%                A                   $ 150.08                    200
EQ/EQUITY GROWTH PLUS...............   0.60%                A                   $ 144.56                     18
EQ/EQUITY GROWTH PLUS...............   0.00%                B                   $ 143.43                    155
EQ/EQUITY GROWTH PLUS...............   0.60%                B                   $ 136.49                    494
EQ/EQUITY GROWTH PLUS...............   0.80%                B                   $ 134.24                      2
EQ/EQUITY GROWTH PLUS...............   0.90%                B                   $ 133.13                     35
EQ/EVERGREEN OMEGA..................   0.00%                A                   $  14.39                     --
EQ/EVERGREEN OMEGA..................   0.00%                A                   $ 135.42                      2
EQ/EVERGREEN OMEGA..................   0.00%                A                   $ 190.92                     10
EQ/EVERGREEN OMEGA..................   0.00%                B                   $ 109.78                     63
EQ/EVERGREEN OMEGA..................   0.60%                B                   $  99.96                    160
EQ/EVERGREEN OMEGA..................   0.80%                B                   $ 101.03                      1

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -------------   -----------------   -------------------------
EQ/EVERGREEN OMEGA...........................   0.90%                B                   $  96.82                    --
EQ/EVERGREEN OMEGA...........................   0.90%                B                   $  99.98                    11
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.00%                B                   $  99.11                    11
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.00%                B                   $ 123.62                    12
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.60%                B                   $  97.51                    36
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.80%                B                   $  96.99                    --
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.90%                B                   $  96.72                     5
EQ/GAMCO SMALL COMPANY VALUE.................   0.00%                B                   $  98.58                    13
EQ/GAMCO SMALL COMPANY VALUE.................   0.00%                B                   $ 150.93                   144
EQ/GAMCO SMALL COMPANY VALUE.................   0.60%                B                   $  96.99                   256
EQ/GAMCO SMALL COMPANY VALUE.................   0.80%                B                   $  96.47                     1
EQ/GAMCO SMALL COMPANY VALUE.................   0.90%                B                   $  96.20                    32
EQ/GLOBAL BOND PLUS..........................   0.00%                A                   $  10.97                     1
EQ/GLOBAL BOND PLUS..........................   0.00%                A                   $ 125.42                   114
EQ/GLOBAL BOND PLUS..........................   0.60%                A                   $ 115.56                    75
EQ/GLOBAL BOND PLUS..........................   0.80%                A                   $ 114.93                    --
EQ/GLOBAL BOND PLUS..........................   0.90%                A                   $ 114.62                    11
EQ/GLOBAL BOND PLUS..........................   0.00%                B                   $ 120.05                    26
EQ/GLOBAL BOND PLUS..........................   0.60%                B                   $ 114.71                    42
EQ/GLOBAL BOND PLUS..........................   0.90%                B                   $ 113.78                    --
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                A                   $  15.86                    --
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                A                   $ 224.31                    17
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                A                   $ 361.16                    85
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                B                   $ 194.58                   287
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%                B                   $ 180.62                   712
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%                B                   $ 244.90                    27
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.80%                B                   $ 176.18                     4
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.90%                B                   $ 174.00                    62
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                A                   $  10.04                     1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                A                   $ 209.40                   188
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%                A                   $ 234.10                   188
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.80%                A                   $ 167.62                     3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%                A                   $ 190.91                    30
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                B                   $ 110.91                     1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                B                   $ 151.12                     8
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%                B                   $ 141.71                   161
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%                B                   $ 140.25                    --
EQ/INTERNATIONAL CORE PLUS...................   0.00%                A                   $ 196.72                    17
EQ/INTERNATIONAL CORE PLUS...................   0.60%                A                   $ 147.40                     4
EQ/INTERNATIONAL CORE PLUS...................   0.00%                B                   $ 128.10                    44
EQ/INTERNATIONAL CORE PLUS...................   0.60%                B                   $ 119.98                   144
EQ/INTERNATIONAL CORE PLUS...................   0.80%                B                   $ 117.86                    --
EQ/INTERNATIONAL CORE PLUS...................   0.90%                B                   $ 116.29                     9
EQ/INTERNATIONAL GROWTH......................   0.00%                B                   $  87.01                    50
EQ/INTERNATIONAL GROWTH......................   0.00%                B                   $ 138.85                    23
EQ/INTERNATIONAL GROWTH......................   0.60%                B                   $  85.60                   155
EQ/INTERNATIONAL GROWTH......................   0.80%                B                   $  85.14                    --
EQ/INTERNATIONAL GROWTH......................   0.90%                B                   $  84.91                    21
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%                A                   $  13.51                    --
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%                A                   $ 117.94                     3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                           Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                          ------------------   -------------   -----------------   -------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.00%                A                   $ 153.64                      4
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.00%                B                   $ 144.25                     57
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.60%                B                   $  93.80                     14
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.60%                B                   $ 133.66                    112
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.80%                B                   $ 130.29                      2
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.90%                B                   $ 128.64                     17
EQ/LARGE CAP CORE PLUS.................   0.00%                A                   $  12.72                     --
EQ/LARGE CAP CORE PLUS.................   0.00%                A                   $ 118.39                     --
EQ/LARGE CAP CORE PLUS.................   0.00%                A                   $ 142.75                      3
EQ/LARGE CAP CORE PLUS.................   0.60%                A                   $ 103.78                     --
EQ/LARGE CAP CORE PLUS.................   0.00%                B                   $  92.37                     12
EQ/LARGE CAP CORE PLUS.................   0.60%                B                   $  86.67                     63
EQ/LARGE CAP CORE PLUS.................   0.80%                B                   $  84.84                     --
EQ/LARGE CAP CORE PLUS.................   0.90%                B                   $  83.94                     20
EQ/LARGE CAP GROWTH INDEX..............   0.00%                A                   $  14.37                     --
EQ/LARGE CAP GROWTH INDEX..............   0.00%                A                   $ 128.29                      4
EQ/LARGE CAP GROWTH INDEX..............   0.00%                A                   $ 154.23                     49
EQ/LARGE CAP GROWTH INDEX..............   0.60%                A                   $ 107.11                      1
EQ/LARGE CAP GROWTH INDEX..............   0.00%                B                   $  77.13                    184
EQ/LARGE CAP GROWTH INDEX..............   0.60%                B                   $  72.37                  1,032
EQ/LARGE CAP GROWTH INDEX..............   0.80%                B                   $  70.85                      9
EQ/LARGE CAP GROWTH INDEX..............   0.90%                B                   $  70.10                     43
EQ/LARGE CAP GROWTH PLUS...............   0.00%                A                   $  13.44                     --
EQ/LARGE CAP GROWTH PLUS...............   0.00%                A                   $ 131.55                      5
EQ/LARGE CAP GROWTH PLUS...............   0.00%                A                   $ 173.15                     34
EQ/LARGE CAP GROWTH PLUS...............   0.60%                A                   $ 111.56                      3
EQ/LARGE CAP GROWTH PLUS...............   0.00%                B                   $ 165.73                    112
EQ/LARGE CAP GROWTH PLUS...............   0.60%                B                   $  88.23                     59
EQ/LARGE CAP GROWTH PLUS...............   0.60%                B                   $ 153.56                    610
EQ/LARGE CAP GROWTH PLUS...............   0.80%                B                   $ 149.69                      7
EQ/LARGE CAP GROWTH PLUS...............   0.90%                B                   $ 147.79                     39
EQ/LARGE CAP VALUE INDEX...............   0.00%                A                   $  47.81                      7
EQ/LARGE CAP VALUE INDEX...............   0.60%                A                   $  47.04                     25
EQ/LARGE CAP VALUE INDEX...............   0.80%                A                   $  46.78                     --
EQ/LARGE CAP VALUE INDEX...............   0.90%                A                   $  46.65                      4
EQ/LARGE CAP VALUE INDEX...............   0.00%                B                   $  55.34                     15
EQ/LARGE CAP VALUE INDEX...............   0.60%                B                   $  46.72                     13
EQ/LARGE CAP VALUE INDEX...............   0.90%                B                   $  46.34                     --
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $  12.00                     --
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $ 101.37                     29
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $ 103.33                    445
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $ 136.81                    320
EQ/LARGE CAP VALUE PLUS................   0.60%                A                   $  98.49                     22
EQ/LARGE CAP VALUE PLUS................   0.60%                A                   $ 112.44                  1,526
EQ/LARGE CAP VALUE PLUS................   0.80%                A                   $  95.07                     31
EQ/LARGE CAP VALUE PLUS................   0.90%                A                   $ 108.62                    225
EQ/LARGE CAP VALUE PLUS................   0.00%                B                   $ 102.48                     57
EQ/LARGE CAP VALUE PLUS................   0.00%                B                   $ 103.33                      1
EQ/LARGE CAP VALUE PLUS................   0.60%                B                   $  95.77                      9
EQ/LARGE CAP VALUE PLUS................   0.60%                B                   $ 111.52                    917
EQ/LARGE CAP VALUE PLUS................   0.90%                B                   $ 107.73                     --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                            Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                           ------------------   -------------   -----------------   -------------------------
EQ/LORD ABBETT GROWTH AND INCOME........   0.00%                A                   $  74.98                     3
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%                A                   $  73.77                    13
EQ/LORD ABBETT GROWTH AND INCOME........   0.80%                A                   $  73.37                    --
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%                A                   $  73.17                    --
EQ/LORD ABBETT GROWTH AND INCOME........   0.00%                B                   $  97.18                     6
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%                B                   $  73.27                     1
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%                B                   $  72.68                    --
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%                A                   $  90.68                    16
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%                A                   $  89.22                    41
EQ/LORD ABBETT LARGE CAP CORE...........   0.80%                A                   $  88.73                    --
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%                A                   $  88.49                     4
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%                B                   $ 115.16                    11
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%                B                   $  88.62                    18
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%                B                   $  87.90                    --
EQ/MID CAP INDEX........................   0.00%                A                   $  14.25                    --
EQ/MID CAP INDEX........................   0.00%                A                   $ 110.15                     4
EQ/MID CAP INDEX........................   0.00%                A                   $ 162.99                   110
EQ/MID CAP INDEX........................   0.60%                A                   $ 116.57                     7
EQ/MID CAP INDEX........................   0.00%                B                   $ 104.63                   128
EQ/MID CAP INDEX........................   0.60%                B                   $  98.92                   508
EQ/MID CAP INDEX........................   0.80%                B                   $  97.07                     2
EQ/MID CAP INDEX........................   0.90%                B                   $  96.16                    24
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $  14.09                     1
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $ 125.12                    18
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $ 161.75                   185
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $ 173.76                   201
EQ/MID CAP VALUE PLUS...................   0.60%                A                   $ 125.41                    14
EQ/MID CAP VALUE PLUS...................   0.60%                A                   $ 145.59                    53
EQ/MID CAP VALUE PLUS...................   0.60%                A                   $ 149.87                   870
EQ/MID CAP VALUE PLUS...................   0.80%                A                   $ 146.09                     7
EQ/MID CAP VALUE PLUS...................   0.90%                A                   $ 144.24                    76
EQ/MID CAP VALUE PLUS...................   0.00%                B                   $ 161.72                    42
EQ/MID CAP VALUE PLUS...................   0.90%                B                   $ 113.72                    --
EQ/MONEY MARKET.........................   0.00%                A                   $  10.03                    80
EQ/MONEY MARKET.........................   0.00%                A                   $ 171.91                   947
EQ/MONEY MARKET.........................   0.60%                A                   $ 251.62                   531
EQ/MONEY MARKET.........................   0.80%                A                   $ 143.26                     4
EQ/MONEY MARKET.........................   0.90%                A                   $ 159.18                    48
EQ/MONEY MARKET.........................   0.00%                B                   $ 131.48                   299
EQ/MONEY MARKET.........................   0.60%                B                   $ 128.98                   347
EQ/MONEY MARKET.........................   0.90%                B                   $ 124.60                    --
EQ/MONTAG & CALDWELL GROWTH.............   0.00%                A                   $ 102.38                     7
EQ/MONTAG & CALDWELL GROWTH.............   0.60%                A                   $ 100.73                    83
EQ/MONTAG & CALDWELL GROWTH.............   0.80%                A                   $ 100.18                    --
EQ/MONTAG & CALDWELL GROWTH.............   0.90%                A                   $  99.91                     9
EQ/MONTAG & CALDWELL GROWTH.............   0.00%                B                   $ 125.64                    36
EQ/MONTAG & CALDWELL GROWTH.............   0.60%                B                   $ 100.07                    39
EQ/MONTAG & CALDWELL GROWTH.............   0.90%                B                   $  99.25                    --
EQ/PIMCO ULTRA SHORT BOND...............   0.00%                A                   $ 112.94                    89
EQ/PIMCO ULTRA SHORT BOND...............   0.60%                A                   $ 100.94                     4
EQ/PIMCO ULTRA SHORT BOND...............   0.60%                A                   $ 111.13                   205

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                         Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                        ------------------   -------------   -----------------   -------------------------
EQ/PIMCO ULTRA SHORT BOND............   0.80%                A                   $ 110.52                     1
EQ/PIMCO ULTRA SHORT BOND............   0.90%                A                   $ 110.22                    20
EQ/PIMCO ULTRA SHORT BOND............   0.00%                B                   $ 112.94                    --
EQ/PIMCO ULTRA SHORT BOND............   0.00%                B                   $ 116.26                    76
EQ/PIMCO ULTRA SHORT BOND............   0.60%                B                   $ 111.02                    95
EQ/PIMCO ULTRA SHORT BOND............   0.90%                B                   $ 110.12                    --
EQ/QUALITY BOND PLUS.................   0.00%                A                   $  10.85                     1
EQ/QUALITY BOND PLUS.................   0.00%                A                   $ 224.15                   147
EQ/QUALITY BOND PLUS.................   0.60%                A                   $ 191.75                   232
EQ/QUALITY BOND PLUS.................   0.80%                A                   $ 176.48                     2
EQ/QUALITY BOND PLUS.................   0.90%                A                   $ 182.56                    35
EQ/QUALITY BOND PLUS.................   0.00%                B                   $ 151.95                    22
EQ/QUALITY BOND PLUS.................   0.60%                B                   $ 142.27                   176
EQ/QUALITY BOND PLUS.................   0.90%                B                   $ 139.83                    --
EQ/SMALL COMPANY INDEX...............   0.00%                A                   $  13.13                    --
EQ/SMALL COMPANY INDEX...............   0.00%                A                   $  77.97                     3
EQ/SMALL COMPANY INDEX...............   0.00%                A                   $ 194.78                    79
EQ/SMALL COMPANY INDEX...............   0.60%                A                   $ 128.29                    16
EQ/SMALL COMPANY INDEX...............   0.60%                A                   $ 165.48                   102
EQ/SMALL COMPANY INDEX...............   0.80%                A                   $ 162.34                    --
EQ/SMALL COMPANY INDEX...............   0.90%                A                   $ 161.25                    10
EQ/SMALL COMPANY INDEX...............   0.00%                B                   $ 142.12                    24
EQ/SMALL COMPANY INDEX...............   0.60%                B                   $ 144.75                     2
EQ/SMALL COMPANY INDEX...............   0.60%                B                   $ 146.63                    42
EQ/SMALL COMPANY INDEX...............   0.90%                B                   $ 141.64                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                A                   $  14.49                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                A                   $  83.43                     9
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                A                   $  83.60                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.60%                A                   $  82.17                     3
EQ/T. ROWE PRICE GROWTH STOCK........   0.90%                A                   $  80.94                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                B                   $  82.80                    67
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                B                   $  98.42                    40
EQ/T. ROWE PRICE GROWTH STOCK........   0.60%                B                   $  81.56                   262
EQ/T. ROWE PRICE GROWTH STOCK........   0.80%                B                   $  81.14                     1
EQ/T. ROWE PRICE GROWTH STOCK........   0.90%                B                   $  80.94                    16
EQ/UBS GROWTH AND INCOME.............   0.00%                B                   $  76.20                     1
EQ/UBS GROWTH AND INCOME.............   0.00%                B                   $ 109.54                    18
EQ/UBS GROWTH AND INCOME.............   0.60%                B                   $  74.97                    34
EQ/UBS GROWTH AND INCOME.............   0.80%                B                   $  74.57                    --
EQ/UBS GROWTH AND INCOME.............   0.90%                B                   $  74.36                     2
EQ/VAN KAMPEN COMSTOCK...............   0.00%                A                   $  75.22                     7
EQ/VAN KAMPEN COMSTOCK...............   0.60%                A                   $  74.01                     9
EQ/VAN KAMPEN COMSTOCK...............   0.80%                A                   $  73.61                    --
EQ/VAN KAMPEN COMSTOCK...............   0.90%                A                   $  73.41                     1
EQ/VAN KAMPEN COMSTOCK...............   0.00%                B                   $  96.28                    11
EQ/VAN KAMPEN COMSTOCK...............   0.60%                B                   $  73.50                     3
EQ/VAN KAMPEN COMSTOCK...............   0.90%                B                   $  72.90                    --
EQ/VAN KAMPEN MID CAP GROWTH.........   0.00%                A                   $  94.99                    70
EQ/VAN KAMPEN MID CAP GROWTH.........   0.60%                A                   $  93.45                   168
EQ/VAN KAMPEN MID CAP GROWTH.........   0.80%                A                   $  92.95                     1
EQ/VAN KAMPEN MID CAP GROWTH.........   0.90%                A                   $  92.69                    19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -------------   -----------------   -------------------------
EQ/VAN KAMPEN MID CAP GROWTH.................   0.00%                B                   $ 138.16                    26
EQ/VAN KAMPEN MID CAP GROWTH.................   0.60%                B                   $  92.82                    63
EQ/VAN KAMPEN MID CAP GROWTH.................   0.90%                B                   $  92.07                    --
FIDELITY(R) MONEY MARKET.....................   0.00%                B                   $  10.02                     1
FIDELITY(R) MONEY MARKET.....................   0.00%                B                   $ 100.18                   140
FIDELITY(R) VIP ASSET MANAGER: GROWTH........   0.00%                B                   $  13.51                    --
FIDELITY(R) VIP ASSET MANAGER: GROWTH........   0.00%                B                   $ 139.68                    44
FIDELITY(R) VIP CONTRAFUND...................   0.00%                B                   $  13.80                     1
FIDELITY(R) VIP CONTRAFUND...................   0.00%                B                   $ 173.17                   224
FIDELITY(R) VIP EQUITY-INCOME................   0.00%                B                   $  12.96                    --
FIDELITY(R) VIP EQUITY-INCOME................   0.00%                B                   $ 137.73                    39
FIDELITY(R) VIP GROWTH & INCOME..............   0.00%                B                   $  12.64                     1
FIDELITY(R) VIP GROWTH & INCOME..............   0.00%                B                   $ 124.07                    38
FIDELITY(R) VIP HIGH INCOME..................   0.00%                B                   $  15.04                    --
FIDELITY(R) VIP HIGH INCOME..................   0.00%                B                   $ 156.41                   114
FIDELITY(R) VIP INVESTMENT GRADE BOND........   0.00%                B                   $  11.96                     2
FIDELITY(R) VIP INVESTMENT GRADE BOND........   0.00%                B                   $ 131.38                   152
FIDELITY(R) VIP MID CAP......................   0.00%                B                   $  14.54                     1
FIDELITY(R) VIP MID CAP......................   0.00%                B                   $ 231.74                   136
FIDELITY(R) VIP VALUE........................   0.00%                B                   $  14.67                    --
FIDELITY(R) VIP VALUE........................   0.00%                B                   $ 132.79                    41
FIDELITY(R) VIP VALUE STRATEGIES.............   0.00%                B                   $  16.43                    --
FIDELITY(R) VIP VALUE STRATEGIES.............   0.00%                B                   $ 168.44                    35
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                A                   $  13.94                    --
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                A                   $  78.89                     5
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                A                   $ 145.11                   281
MULTIMANAGER AGGRESSIVE EQUITY...............   0.60%                A                   $ 113.63                     6
MULTIMANAGER AGGRESSIVE EQUITY...............   0.60%                A                   $ 578.41                   467
MULTIMANAGER AGGRESSIVE EQUITY...............   0.80%                A                   $  85.43                    29
MULTIMANAGER AGGRESSIVE EQUITY...............   0.90%                A                   $ 153.66                   113
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                B                   $  74.30                    24
MULTIMANAGER AGGRESSIVE EQUITY...............   0.60%                B                   $  69.99                   237
MULTIMANAGER AGGRESSIVE EQUITY...............   0.90%                B                   $  67.61                    --
MULTIMANAGER CORE BOND.......................   0.00%                A                   $  11.23                     6
MULTIMANAGER CORE BOND.......................   0.00%                A                   $ 132.49                     9
MULTIMANAGER CORE BOND.......................   0.00%                A                   $ 140.21                   156
MULTIMANAGER CORE BOND.......................   0.60%                A                   $ 140.92                    13
MULTIMANAGER CORE BOND.......................   0.00%                B                   $ 145.18                   145
MULTIMANAGER CORE BOND.......................   0.60%                B                   $ 138.35                   391
MULTIMANAGER CORE BOND.......................   0.80%                B                   $ 136.14                     1
MULTIMANAGER CORE BOND.......................   0.90%                B                   $ 135.05                    45
MULTIMANAGER INTERNATIONAL EQUITY............   0.00%                A                   $ 191.99                    72
MULTIMANAGER INTERNATIONAL EQUITY............   0.60%                A                   $ 138.13                     4
MULTIMANAGER INTERNATIONAL EQUITY............   0.00%                B                   $ 181.13                    21
MULTIMANAGER INTERNATIONAL EQUITY............   0.60%                B                   $ 133.18                   256
MULTIMANAGER INTERNATIONAL EQUITY............   0.80%                B                   $ 171.66                    --
MULTIMANAGER INTERNATIONAL EQUITY............   0.90%                B                   $ 130.00                    17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                              Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                             ------------------   -------------   -----------------   -------------------------
MULTIMANAGER LARGE CAP CORE EQUITY........   0.00%                A                   $ 154.20                    23
MULTIMANAGER LARGE CAP CORE EQUITY........   0.60%                A                   $ 108.70                    --
MULTIMANAGER LARGE CAP CORE EQUITY........   0.00%                B                   $ 138.05                     5
MULTIMANAGER LARGE CAP CORE EQUITY........   0.60%                B                   $ 105.80                    29
MULTIMANAGER LARGE CAP CORE EQUITY........   0.80%                B                   $ 130.83                    --
MULTIMANAGER LARGE CAP CORE EQUITY........   0.90%                B                   $ 103.27                     2
MULTIMANAGER LARGE CAP GROWTH.............   0.00%                A                   $ 130.26                    56
MULTIMANAGER LARGE CAP GROWTH.............   0.60%                A                   $  87.61                     2
MULTIMANAGER LARGE CAP GROWTH.............   0.00%                B                   $ 116.67                    10
MULTIMANAGER LARGE CAP GROWTH.............   0.60%                B                   $  81.55                    76
MULTIMANAGER LARGE CAP GROWTH.............   0.80%                B                   $ 110.57                    --
MULTIMANAGER LARGE CAP GROWTH.............   0.90%                B                   $  79.60                    25
MULTIMANAGER LARGE CAP VALUE..............   0.00%                A                   $ 163.46                    56
MULTIMANAGER LARGE CAP VALUE..............   0.60%                A                   $ 118.02                     7
MULTIMANAGER LARGE CAP VALUE..............   0.00%                B                   $ 148.60                    23
MULTIMANAGER LARGE CAP VALUE..............   0.60%                B                   $ 116.62                   169
MULTIMANAGER LARGE CAP VALUE..............   0.80%                B                   $ 140.83                    --
MULTIMANAGER LARGE CAP VALUE..............   0.90%                B                   $ 113.84                    11
MULTIMANAGER MID CAP GROWTH...............   0.00%                A                   $ 182.73                    49
MULTIMANAGER MID CAP GROWTH...............   0.60%                A                   $ 106.45                     3
MULTIMANAGER MID CAP GROWTH...............   0.00%                B                   $ 162.19                     8
MULTIMANAGER MID CAP GROWTH...............   0.60%                B                   $  99.79                   143
MULTIMANAGER MID CAP GROWTH...............   0.80%                B                   $ 153.71                    --
MULTIMANAGER MID CAP GROWTH...............   0.90%                B                   $  97.40                    16
MULTIMANAGER MID CAP VALUE................   0.00%                A                   $  15.67                    --
MULTIMANAGER MID CAP VALUE................   0.00%                A                   $ 137.84                     5
MULTIMANAGER MID CAP VALUE................   0.00%                A                   $ 209.39                    43
MULTIMANAGER MID CAP VALUE................   0.60%                A                   $ 132.50                     3
MULTIMANAGER MID CAP VALUE................   0.00%                B                   $ 137.87                    66
MULTIMANAGER MID CAP VALUE................   0.60%                B                   $ 131.38                   233
MULTIMANAGER MID CAP VALUE................   0.80%                B                   $ 129.28                     1
MULTIMANAGER MID CAP VALUE................   0.90%                B                   $ 128.24                    17
MULTIMANAGER MULTI-SECTOR BOND............   0.00%                A                   $  11.72                     5
MULTIMANAGER MULTI-SECTOR BOND............   0.00%                A                   $ 190.79                   215
MULTIMANAGER MULTI-SECTOR BOND............   0.60%                A                   $ 331.92                   197
MULTIMANAGER MULTI-SECTOR BOND............   0.80%                A                   $ 132.81                     6
MULTIMANAGER MULTI-SECTOR BOND............   0.90%                A                   $ 198.75                    41
MULTIMANAGER MULTI-SECTOR BOND............   0.00%                B                   $ 115.82                    20
MULTIMANAGER MULTI-SECTOR BOND............   0.60%                B                   $  93.81                   151
MULTIMANAGER MULTI-SECTOR BOND............   0.90%                B                   $  90.62                    --
MULTIMANAGER SMALL CAP GROWTH.............   0.00%                B                   $  74.97                     1
MULTIMANAGER SMALL CAP GROWTH.............   0.00%                B                   $ 109.93                    40
MULTIMANAGER SMALL CAP GROWTH.............   0.60%                B                   $  73.79                    27
MULTIMANAGER SMALL CAP GROWTH.............   0.80%                B                   $  73.40                    --
MULTIMANAGER SMALL CAP GROWTH.............   0.90%                B                   $  73.21                     1
MULTIMANAGER SMALL CAP VALUE..............   0.00%                A                   $ 154.45                    67
MULTIMANAGER SMALL CAP VALUE..............   0.60%                A                   $ 148.76                     7
MULTIMANAGER SMALL CAP VALUE..............   0.00%                B                   $ 162.86                    11
MULTIMANAGER SMALL CAP VALUE..............   0.60%                B                   $ 149.12                     5
MULTIMANAGER SMALL CAP VALUE..............   0.60%                B                   $ 153.15                    87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2009


                                        Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                       ------------------   -------------   -----------------   -------------------------
MULTIMANAGER SMALL CAP VALUE........   0.80%                B                   $ 149.84                    --
MULTIMANAGER SMALL CAP VALUE........   0.90%                B                   $ 147.95                    --
MULTIMANAGER SMALL CAP VALUE........   0.90%                B                   $ 148.28                     5
MULTIMANAGER TECHNOLOGY.............   0.00%                A                   $  15.97                    --
MULTIMANAGER TECHNOLOGY.............   0.00%                A                   $ 223.26                    52
MULTIMANAGER TECHNOLOGY.............   0.60%                A                   $ 119.01                     3
MULTIMANAGER TECHNOLOGY.............   0.00%                B                   $ 182.41                    82
MULTIMANAGER TECHNOLOGY.............   0.60%                B                   $ 107.15                   475
MULTIMANAGER TECHNOLOGY.............   0.80%                B                   $ 172.87                     1
MULTIMANAGER TECHNOLOGY.............   0.90%                B                   $ 104.59                    19
NATURAL RESOURCES...................   0.00%                B                   $  20.29                    --
NATURAL RESOURCES...................   0.00%                B                   $  78.88                   367
TARGET 2015 ALLOCATION..............   0.00%                B                   $  12.41                     4
TARGET 2015 ALLOCATION..............   0.00%                B                   $  97.56                    33
TARGET 2025 ALLOCATION..............   0.00%                B                   $  12.68                     1
TARGET 2025 ALLOCATION..............   0.00%                B                   $  94.32                    17
TARGET 2035 ALLOCATION..............   0.00%                B                   $  12.90                    --
TARGET 2035 ALLOCATION..............   0.00%                B                   $  92.42                    14
TARGET 2045 ALLOCATION..............   0.00%                B                   $  13.11                     1
TARGET 2045 ALLOCATION..............   0.00%                B                   $  90.03                     2
VANGUARD VIF EQUITY INDEX...........   0.60%                A                   $ 106.86                    48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                      AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                        ALLOCATION     STRATEGY (b)      ALLOCATION
                                                     ---------------- -------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    1,121,046      $   65       $     796,544
 Expenses:
  Less: Asset-based charges.........................         268,708          --              90,737
                                                      --------------      ------       -------------
Net Investment Income (Loss)........................         852,338          65             705,807
                                                      --------------      ------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (15,968,135)          1          (1,054,004)
  Realized gain distribution from The Trusts........      11,512,265          28           1,035,535
                                                      --------------      ------       -------------
 Net realized gain (loss)...........................      (4,455,870)         29             (18,469)
                                                      --------------      ------       -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      27,067,008         (85)          1,496,595
                                                      --------------      ------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      22,611,138         (56)          1,478,126
                                                      --------------      ------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   23,463,476      $    9       $   2,183,933
                                                      ==============      ======       =============

                                                        AXA CONSERVATIVE    AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY (b)     STRATEGY (b)           ALLOCATION
                                                     --------------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................        $   19               $  15             $     852,637
 Expenses:
  Less: Asset-based charges.........................            --                  --                    90,427
                                                            ------               -----             -------------
Net Investment Income (Loss)........................            19                  15                   762,210
                                                            ------               -----             -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............            --                   2                (1,682,232)
  Realized gain distribution from The Trusts........             5                   2                 2,420,466
                                                            ------               -----             -------------
 Net realized gain (loss)...........................             5                   4                   738,234
                                                            ------               -----             -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................           (24)                (23)                1,959,375
                                                            ------               -----             -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................           (19)                (19)                2,697,609
                                                            ------               -----             -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................        $   --               $  (4)            $   3,459,819
                                                            ======               =====             =============

-------
(b) Units were made available for sale on September 18, 2009.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                       AXA GROWTH     AXA MODERATE        AXA MODERATE
                                                      STRATEGY (b)     ALLOCATION     GROWTH STRATEGY (b)
                                                     -------------- ---------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $1,133      $  17,073,560          $ 34,939
 Expenses:
  Less: Asset-based charges.........................        --           5,869,054                --
                                                         ------      -------------          --------
Net Investment Income (Loss)........................      1,133         11,204,506            34,939
                                                         ------      -------------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         (4)       (17,144,601)              619
  Realized gain distribution from The Trusts........        712         71,464,888            20,707
                                                         -------     -------------          --------
 Net realized gain (loss)...........................        708         54,320,287            21,326
                                                         -------     -------------          --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       (500)        99,520,054            71,771
                                                         -------     -------------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        208        153,840,341            93,097
                                                         -------     -------------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $1,341      $ 165,044,847          $128,036
                                                         =======     =============          ========

                                                      AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                          ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                     ------------------- ---------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $    4,504,580        $   10,375,359          $    180,593
 Expenses:
  Less: Asset-based charges.........................          878,982             2,027,783               657,094
                                                       --------------        --------------          ------------
Net Investment Income (Loss)........................        3,625,598             8,347,576              (476,501)
                                                       --------------        --------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (18,512,127)          (20,226,963)           (7,177,869)
  Realized gain distribution from The Trusts........       26,884,270                    --                    --
                                                       --------------        --------------          ------------
 Net realized gain (loss)...........................        8,372,143           (20,226,963)           (7,177,869)
                                                       --------------        --------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       44,690,631           107,545,847            51,245,160
                                                       --------------        --------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       53,062,774            87,318,884            44,067,291
                                                       --------------        --------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   56,688,372        $   95,666,460          $ 43,590,790
                                                       ==============        ==============          ============

-------
(b) Units were made available for sale on September 18, 2009.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/BLACKROCK BASIC      EQ/BLACKROCK
                                                         VALUE EQUITY     INTERNATIONAL VALUE
                                                     ------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $  3,657,267         $  2,512,559
 Expenses:
  Less: Asset-based charges.........................         577,754              467,130
                                                        ------------         ------------
Net Investment Income (Loss)........................       3,079,513            2,045,429
                                                        ------------         ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (7,740,575)          (8,937,060)
  Realized gain distribution from The Trusts........              --                   --
                                                        ------------         ------------
 Net realized gain (loss)...........................      (7,740,575)          (8,937,060)
                                                        ------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      40,808,969           37,918,280
                                                        ------------         ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      33,068,394           28,981,220
                                                        ------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 36,147,907         $ 31,026,649
                                                        ============         ============

                                                      EQ/BOSTON ADVISORS        EQ/CALVERT           EQ/CAPITAL
                                                         EQUITY INCOME     SOCIALLY RESPONSIBLE   GUARDIAN GROWTH
                                                     -------------------- ---------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $     243,453           $   1,509           $   17,102
 Expenses:
  Less: Asset-based charges.........................           29,646               1,886               22,906
                                                        -------------           ---------           ----------
Net Investment Income (Loss)........................          213,807                (377)              (5,804)
                                                        -------------           ---------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (1,581,854)            (92,536)            (856,815)
  Realized gain distribution from The Trusts........               --                  --                   --
                                                        -------------           ---------           ----------
 Net realized gain (loss)...........................       (1,581,854)            (92,536)            (856,815)
                                                        -------------           ---------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        2,745,736             233,681            2,162,326
                                                        -------------           ---------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        1,163,882             141,145            1,305,511
                                                        -------------           ---------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   1,377,689           $ 140,768           $1,299,707
                                                        =============           =========           ==========

                                                        EQ/CAPITAL
                                                     GUARDIAN RESEARCH
                                                     ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $    949,582
 Expenses:
  Less: Asset-based charges.........................         384,756
                                                        ------------
Net Investment Income (Loss)........................         564,826
                                                        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (3,881,442)
  Realized gain distribution from The Trusts........              --
                                                        ------------
 Net realized gain (loss)...........................      (3,881,442)
                                                        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      25,621,680
                                                        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      21,740,238
                                                        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 22,305,064
                                                        ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         EQ/COMMON        EQ/CORE
                                                        STOCK INDEX      BOND INDEX
                                                     ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  23,655,141    $   1,342,094
 Expenses:
  Less: Asset-based charges.........................      6,594,991          169,778
                                                      -------------    -------------
Net Investment Income (Loss)........................     17,060,150        1,172,316
                                                      -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (98,863,488)      (3,701,545)
  Realized gain distribution from The Trusts........             --               --
                                                      -------------    -------------
 Net realized gain (loss)...........................    (98,863,488)      (3,701,545)
                                                      -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    384,983,906        3,670,597
                                                      -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    286,120,418          (30,948)
                                                      -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 303,180,568    $   1,141,368
                                                      =============    =============

                                                                                                         EQ/GAMCO
                                                         EQ/EQUITY       EQ/EQUITY     EQ/EVERGREEN       MERGERS
                                                         500 INDEX      GROWTH PLUS        OMEGA      AND ACQUISITIONS
                                                     ---------------- --------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  10,014,691    $  1,060,851     $   36,989      $        --
 Expenses:
  Less: Asset-based charges.........................      2,087,965         430,317         65,843           18,975
                                                      -------------    ------------     ----------      -----------
Net Investment Income (Loss)........................      7,926,726         630,534        (28,854)         (18,975)
                                                      -------------    ------------     ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (20,115,375)     (7,002,965)      (933,046)        (275,308)
  Realized gain distribution from The Trusts........      1,308,835              --             --           25,941
                                                      -------------    ------------     ----------      -----------
 Net realized gain (loss)...........................    (18,806,540)     (7,002,965)      (933,046)        (249,367)
                                                      -------------    ------------     ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    120,927,228      35,494,908      6,711,825          994,574
                                                      -------------    ------------     ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    102,120,688      28,491,943      5,778,779          745,207
                                                      -------------    ------------     ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 110,047,414    $ 29,122,477     $5,749,925      $   726,232
                                                      =============    ============     ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                                          EQ/GLOBAL
                                                      EQ/GAMCO SMALL     EQ/GLOBAL      MULTI-SECTOR
                                                       COMPANY VALUE     BOND PLUS         EQUITY
                                                     ---------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $    176,030    $     233,284   $    2,580,114
 Expenses:
  Less: Asset-based charges.........................        121,281           84,998          749,893
                                                       ------------    -------------   --------------
Net Investment Income (Loss)........................         54,749          148,286        1,830,221
                                                       ------------    -------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,423,570)      (2,838,870)     (20,144,690)
  Realized gain distribution from The Trusts........             --          107,323               --
                                                       ------------    -------------   --------------
 Net realized gain (loss)...........................     (2,423,570)      (2,731,547)     (20,144,690)
                                                       ------------    -------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     15,139,325        3,036,163       94,913,059
                                                       ------------    -------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     12,715,755          304,616       74,768,369
                                                       ------------    -------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ 12,770,504    $     452,902   $   76,598,590
                                                       ============    =============   ==============

                                                      EQ/INTERMEDIATE
                                                         GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                         BOND INDEX         CORE PLUS           GROWTH
                                                     ----------------- ------------------ -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $  1,438,180      $     711,949      $     215,631
 Expenses:
  Less: Asset-based charges.........................        522,299             89,983             63,079
                                                       ------------      -------------      -------------
Net Investment Income (Loss)........................        915,881            621,966            152,552
                                                       ------------      -------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,283,726)        (3,704,050)        (2,283,315)
  Realized gain distribution from The Trusts........             --                 --                 --
                                                       ------------      -------------      -------------
 Net realized gain (loss)...........................     (1,283,726)        (3,704,050)        (2,283,315)
                                                       ------------      -------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (3,175,026)         9,127,845          7,163,054
                                                       ------------      -------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (4,458,752)         5,423,795          4,879,739
                                                       ------------      -------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (3,542,871)     $   6,045,761      $   5,032,291
                                                       ============      =============      =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       EQ/JPMORGAN
                                                          VALUE          EQ/LARGE         EQ/LARGE
                                                      OPPORTUNITIES   CAP CORE PLUS   CAP GROWTH INDEX
                                                     --------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     353,505    $  333,906       $  1,845,792
 Expenses:
  Less: Asset-based charges.........................        106,090        42,962            408,066
                                                      -------------    ----------       ------------
Net Investment Income (Loss)........................        247,415       290,944          1,437,726
                                                      -------------    ----------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (3,292,951)     (852,752)        (1,858,043)
  Realized gain distribution from The Trusts........             --            --                 --
                                                      -------------    ----------       ------------
 Net realized gain (loss)...........................     (3,292,951)     (852,752)        (1,858,043)
                                                      -------------    ----------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      9,701,057     2,407,274         29,457,768
                                                      -------------    ----------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      6,408,106     1,554,522         27,599,725
                                                      -------------    ----------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   6,655,521    $1,845,466       $ 29,037,451
                                                      =============    ==========       ============

                                                          EQ/LARGE          EQ/LARGE         EQ/LARGE
                                                      CAP GROWTH PLUS   CAP VALUE INDEX   CAP VALUE PLUS
                                                     ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $  1,474,525      $     231,262    $    8,552,252
 Expenses:
  Less: Asset-based charges.........................        576,624              7,703         1,729,332
                                                       ------------      -------------    --------------
Net Investment Income (Loss)........................        897,901            223,559         6,822,920
                                                       ------------      -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,361,980)        (1,044,044)      (55,165,137)
  Realized gain distribution from The Trusts........             --                 --                --
                                                       ------------      -------------    --------------
 Net realized gain (loss)...........................     (2,361,980)        (1,044,044)      (55,165,137)
                                                       ------------      -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     35,472,698          1,256,019       115,796,321
                                                       ------------      -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     33,110,718            211,975        60,631,184
                                                       ------------      -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ 34,008,619      $     435,534    $   67,454,104
                                                       ============      =============    ==============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/LORD ABBETT    EQ/LORD ABBETT
                                                      GROWTH AND INCOME   LARGE CAP CORE
                                                     ------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $    14,425        $   58,310
 Expenses:
  Less: Asset-based charges.........................           5,272            24,707
                                                         -----------        ----------
Net Investment Income (Loss)........................           9,153            33,603
                                                         -----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (169,729)         (545,720)
  Realized gain distribution from The Trusts........              --                --
                                                         -----------        ----------
 Net realized gain (loss)...........................        (169,729)         (545,720)
                                                         -----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         504,166         2,028,409
                                                         -----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         334,437         1,482,689
                                                         -----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $   343,590        $1,516,292
                                                         ===========        ==========

                                                        EQ/MID CAP       EQ/MID CAP       EQ/MONEY       EQ/MONTAG &
                                                           INDEX         VALUE PLUS        MARKET      CALDWELL GROWTH
                                                     ---------------- ---------------- -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      837,547   $    2,635,173    $  850,612    $      85,151
 Expenses:
  Less: Asset-based charges.........................         288,562          697,626     1,400,086           60,961
                                                      --------------   --------------    ----------    -------------
Net Investment Income (Loss)........................         548,985        1,937,547      (549,474)          24,190
                                                      --------------   --------------    ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (10,675,075)     (89,988,717)      (47,394)      (1,106,922)
  Realized gain distribution from The Trusts........              --               --            --               --
                                                      --------------   --------------    ----------    -------------
 Net realized gain (loss)...........................     (10,675,075)     (89,988,717)      (47,394)      (1,106,922)
                                                      --------------   --------------    ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      33,432,392      114,400,663       197,930        4,896,521
                                                      --------------   --------------    ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      22,757,317       24,411,946       150,536        3,789,599
                                                      --------------   --------------    ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   23,306,302   $   26,349,493    $ (398,938)   $   3,813,789
                                                      ==============   ==============    ==========    =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                        SHORT BOND      BOND PLUS     COMPANY INDEX
                                                     --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     600,606   $   3,444,339   $     618,053
 Expenses:
  Less: Asset-based charges.........................        167,123         476,124         145,479
                                                      -------------   -------------   -------------
Net Investment Income (Loss)........................        433,483       2,968,215         472,574
                                                      -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,380,489)     (5,943,811)     (7,594,188)
  Realized gain distribution from The Trusts........         94,583              --              --
                                                      -------------   -------------   -------------
 Net realized gain (loss)...........................     (2,285,906)     (5,943,811)     (7,594,188)
                                                      -------------   -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      3,516,250       9,338,135      16,338,346
                                                      -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      1,230,344       3,394,324       8,744,158
                                                      -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   1,663,827   $   6,362,539   $   9,216,732
                                                      =============   =============   =============

                                                      EQ/T. ROWE PRICE   EQ/UBS GROWTH   EQ/VAN KAMPEN
                                                        GROWTH STOCK      AND INCOME       COMSTOCK
                                                     ------------------ --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $         348      $   33,530      $    34,084
 Expenses:
  Less: Asset-based charges.........................         108,947          13,773            5,524
                                                       -------------      ----------      -----------
Net Investment Income (Loss)........................        (108,599)         19,757           28,560
                                                       -------------      ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (2,101,354)       (440,108)        (211,665)
  Realized gain distribution from The Trusts........              --              --               --
                                                       -------------      ----------      -----------
 Net realized gain (loss)...........................      (2,101,354)       (440,108)        (211,665)
                                                       -------------      ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      11,030,316       1,571,718          738,712
                                                       -------------      ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       8,928,962       1,131,610          527,047
                                                       -------------      ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   8,820,363      $1,151,367      $   555,607
                                                       =============      ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                              FIDELITY(R)
                                                       EQ/VAN KAMPEN     FIDELITY(R)      VIP ASSET MANAGER:
                                                      MID CAP GROWTH   MONEY MARKET (a)         GROWTH
                                                     ---------------- ------------------ --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $          --         $9,556            $   72,257
 Expenses:
  Less: Asset-based charges.........................         90,615             --                    --
                                                      -------------         ------            ----------
Net Investment Income (Loss)........................        (90,615)         9,556                72,257
                                                      -------------         ------            ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (3,269,924)           (11)             (954,667)
  Realized gain distribution from The Trusts........             --             --                11,347
                                                      -------------         ------            ----------
 Net realized gain (loss)...........................     (3,269,924)           (11)             (943,320)
                                                      -------------         ------            ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     12,340,576             12             2,359,904
                                                      -------------         ------            ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      9,070,652              1             1,416,584
                                                      -------------         ------            ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   8,980,037         $9,557            $1,488,841
                                                      =============         ======            ==========

                                                        FIDELITY(R)       FIDELITY(R)         FIDELITY(R)
                                                      VIP CONTRAFUND   VIP EQUITY-INCOME  VIP GROWTH & INCOME
                                                     ---------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      395,485     $      96,077        $    33,711
 Expenses:
  Less: Asset-based charges.........................              --                --                 --
                                                      --------------     -------------        -----------
Net Investment Income (Loss)........................         395,485            96,077             33,711
                                                      --------------     -------------        -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (10,051,423)       (1,807,648)          (864,730)
  Realized gain distribution from The Trusts........           9,725                --                 --
                                                      --------------     -------------        -----------
 Net realized gain (loss)...........................     (10,041,698)       (1,807,648)          (864,730)
                                                      --------------     -------------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      19,541,988         3,001,176          1,828,744
                                                      --------------     -------------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       9,500,290         1,193,528            964,014
                                                      --------------     -------------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $    9,895,775     $   1,289,605        $   997,725
                                                      ==============     =============        ===========

-------
(a) Units were made available for sale on May 1, 2009.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                          FIDELITY(R)
                                                        FIDELITY(R)     VIP INVESTMENT     FIDELITY(R)
                                                      VIP HIGH INCOME     GRADE BOND      VIP MID CAP
                                                     ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $   1,320,520      $1,282,735     $     124,092
 Expenses:
  Less: Asset-based charges.........................              --              --                --
                                                       -------------      ----------     -------------
Net Investment Income (Loss)........................       1,320,520       1,282,735           124,092
                                                       -------------      ----------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (1,464,994)       (164,886)       (4,311,525)
  Realized gain distribution from The Trusts........              --          52,860           145,267
                                                       -------------      ----------     -------------
 Net realized gain (loss)...........................      (1,464,994)       (112,026)       (4,166,258)
                                                       -------------      ----------     -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       4,366,086         977,133        12,713,271
                                                       -------------      ----------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       2,901,092         865,107         8,547,013
                                                       -------------      ----------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   4,221,612      $2,147,842     $   8,671,105
                                                       =============      ==========     =============

                                                       FIDELITY(R)    FIDELITY(R) VIP     MULTIMANAGER
                                                        VIP VALUE    VALUE STRATEGIES   AGGRESSIVE EQUITY
                                                     --------------- ------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      31,562    $      17,851       $  1,115,734
 Expenses:
  Less: Asset-based charges.........................             --               --          1,605,519
                                                      -------------    -------------       ------------
Net Investment Income (Loss)........................         31,562           17,851           (489,785)
                                                      -------------    -------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,311,360)      (1,626,965)        (9,573,901)
  Realized gain distribution from The Trusts........             --               --                 --
                                                      -------------    -------------       ------------
 Net realized gain (loss)...........................     (1,311,360)      (1,626,965)        (9,573,901)
                                                      -------------    -------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      2,887,666        3,585,310        102,184,636
                                                      -------------    -------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      1,576,306        1,958,345         92,610,735
                                                      -------------    -------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   1,607,868    $   1,976,196       $ 92,120,950
                                                      =============    =============       ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      MULTIMANAGER       MULTIMANAGER
                                                        CORE BOND    INTERNATIONAL EQUITY
                                                     -------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $3,287,518        $    789,282
 Expenses:
  Less: Asset-based charges.........................      319,768             194,805
                                                       ----------        ------------
Net Investment Income (Loss)........................    2,967,750             594,477
                                                       ----------        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (305,855)         (5,111,204)
  Realized gain distribution from The Trusts........      225,529                  --
                                                       ----------        ------------
 Net realized gain (loss)...........................      (80,326)         (5,111,204)
                                                       ----------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    3,847,315          17,098,013
                                                       ----------        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    3,766,989          11,986,809
                                                       ----------        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $6,734,739        $ 12,581,286
                                                       ==========        ============

                                                      MULTIMANAGER   MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                       LARGE CAP      LARGE CAP       LARGE CAP        MID CAP
                                                      CORE EQUITY       GROWTH          VALUE           GROWTH
                                                     ------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  100,587    $      40,972   $     590,243   $          --
 Expenses:
  Less: Asset-based charges.........................      17,334           38,745         121,843          83,784
                                                      ----------    -------------   -------------   -------------
Net Investment Income (Loss)........................      83,253            2,227         468,400         (83,784)
                                                      ----------    -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (523,360)      (1,993,644)     (5,018,316)     (3,443,322)
  Realized gain distribution from The Trusts........          --               --              --              --
                                                      ----------    -------------   -------------   -------------
 Net realized gain (loss)...........................    (523,360)      (1,993,644)     (5,018,316)     (3,443,322)
                                                      ----------    -------------   -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   2,325,522        6,316,453      11,008,272      11,650,276
                                                      ----------    -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................   1,802,162        4,322,809       5,989,956       8,206,954
                                                      ----------    -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $1,885,415    $   4,325,036   $   6,458,356   $   8,123,170
                                                      ==========    =============   =============   =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       MULTIMANAGER    MULTIMANAGER
                                                         MID CAP       MULTI-SECTOR
                                                          VALUE            BOND
                                                     --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  1,334,864    $    6,228,783
 Expenses:
  Less: Asset-based charges.........................       156,604           574,101
                                                      ------------    --------------
Net Investment Income (Loss)........................     1,178,260         5,654,682
                                                      ------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (7,038,608)      (13,831,082)
  Realized gain distribution from The Trusts........            --                --
                                                      ------------    --------------
 Net realized gain (loss)...........................    (7,038,608)      (13,831,082)
                                                      ------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    21,881,025        20,252,555
                                                      ------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    14,842,417         6,421,473
                                                      ------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 16,020,677    $   12,076,155
                                                      ============    ==============

                                                      MULTIMANAGER    MULTIMANAGER
                                                        SMALL CAP      SMALL CAP     MULTIMANAGER      NATURAL
                                                         GROWTH          VALUE        TECHNOLOGY      RESOURCES
                                                     -------------- --------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $       --    $     279,609   $         --   $     56,008
 Expenses:
  Less: Asset-based charges.........................        8,374           89,146        252,094             --
                                                       ----------    -------------   ------------   ------------
Net Investment Income (Loss)........................       (8,374)         190,463       (252,094)        56,008
                                                       ----------    -------------   ------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (474,009)      (6,819,181)    (2,973,341)    (5,397,177)
  Realized gain distribution from The Trusts........           --               --             --      2,337,577
                                                       ----------    -------------   ------------   ------------
 Net realized gain (loss)...........................     (474,009)      (6,819,181)    (2,973,341)    (3,059,600)
                                                       ----------    -------------   ------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    1,951,235       12,659,383     31,282,209     14,001,075
                                                       ----------    -------------   ------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    1,477,226        5,840,202     28,308,868     10,941,475
                                                       ----------    -------------   ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $1,468,852    $   6,030,665   $ 28,056,774   $ 10,997,483
                                                       ==========    =============   ============   ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      TARGET 2015  TARGET 2025   TARGET 2035   TARGET 2045   VANGUARD VIF
                                                      ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION   EQUITY INDEX
                                                     ------------ ------------- ------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $119,947      $ 59,493      $ 45,826      $11,189      $  112,489
 Expenses:
  Less: Asset-based charges.........................         --            --            --           --          25,777
                                                       --------      --------      --------      -------      ----------
Net Investment Income (Loss)........................    119,947        59,493        45,826       11,189          86,712
                                                       --------      --------      --------      -------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     54,074         9,706        22,608       54,502        (478,829)
  Realized gain distribution from The Trusts........      5,405         3,175         3,607        1,207          78,742
                                                       --------      --------      --------      -------      ----------
 Net realized gain (loss)...........................     59,479        12,881        26,215       55,709        (400,087)
                                                       --------      --------      --------      -------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    232,985       159,770       110,993        2,279       1,354,481
                                                       --------      --------      --------      -------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    292,464       172,651       137,208       57,988         954,394
                                                       --------      --------      --------      -------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $412,411      $232,144      $183,034      $69,177      $1,041,106
                                                       ========      ========      ========      =======      ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA AGGRESSIVE            AXA BALANCED
                                                            ALLOCATION              STRATEGY (k)
                                                 --------------------------------- --------------
                                                       2009             2008            2009
                                                 ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $    852,338    $    1,363,192      $   65
 Net realized gain (loss) on investments........     (4,455,870)        3,847,668          29
 Change in unrealized appreciation
  (depreciation) of investments.................     27,067,008       (51,567,418)        (85)
                                                   ------------    --------------      ------
 Net Increase (decrease) in net assets from
  operations....................................     23,463,476       (46,356,558)          9
                                                   ------------    --------------      ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     21,042,965        24,008,567       2,356
  Transfers between funds including
   guaranteed interest account, net.............      2,696,711        14,700,224       5,753
  Transfers for contract benefits and
   terminations.................................     (6,030,914)       (3,330,130)         --
  Contract maintenance charges..................     (8,615,685)       (7,651,865)       (524)
                                                   ------------    --------------      ------
Net increase (decrease) in net assets from
 contractowners transations.....................      9,093,077        27,726,796       7,585
                                                   ------------    --------------      ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          1,086          (229,545)         --
                                                   ------------    --------------      ------
Increase (Decrease) in Net Assets...............     32,557,639       (18,859,307)      7,594
Net Assets -- Beginning of Period...............     79,190,560        98,049,867          --
                                                   ------------    --------------      ------
Net Assets -- End of Period.....................   $111,748,199    $   79,190,560      $7,594
                                                   ============    ==============      ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            168               166          --
 Redeemed.......................................           (184)              (67)         --
                                                   ------------    --------------      ------
 Net Increase (Decrease)........................            (16)               99          --
                                                   ------------    --------------      ------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            148               124          --
 Redeemed.......................................            (48)              (22)         --
                                                   ------------    --------------      ------
 Net Increase (Decrease)........................            100               102          --
                                                   ------------    --------------      ------

                                                        AXA CONSERVATIVE           AXA CONSERVATIVE
                                                           ALLOCATION             GROWTH STRATEGY (k)
                                                 ------------------------------- --------------------
                                                       2009            2008              2009
                                                 --------------- --------------- --------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    705,807    $    757,573          $   19
 Net realized gain (loss) on investments........       (18,469)       (247,823)              5
 Change in unrealized appreciation
  (depreciation) of investments.................     1,496,595      (2,099,502)            (24)
                                                  ------------    ------------          ------
 Net Increase (decrease) in net assets from
  operations....................................     2,183,933      (1,589,752)             --
                                                  ------------    ------------          ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,720,473       1,879,438             648
  Transfers between funds including
   guaranteed interest account, net.............    16,270,727       8,425,974           7,096
  Transfers for contract benefits and
   terminations.................................    (1,225,793)       (909,791)             --
  Contract maintenance charges..................    (1,833,636)     (1,227,574)           (104)
                                                  ------------    ------------          ------
Net increase (decrease) in net assets from
 contractowners transations.....................    15,931,771       8,168,047           7,640
                                                  ------------    ------------          ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --              --              --
                                                  ------------    ------------          ------
Increase (Decrease) in Net Assets...............    18,115,704       6,578,295           7,640
Net Assets -- Beginning of Period...............    17,050,779      10,472,484              --
                                                  ------------    ------------          ------
Net Assets -- End of Period.....................  $ 35,166,483    $ 17,050,779          $7,640
                                                  ============    ============          ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           202              93              --
 Redeemed.......................................           (89)            (44)             --
                                                  ------------    ------------          ------
 Net Increase (Decrease)........................           113              49              --
                                                  ------------    ------------          ------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            80              33              --
 Redeemed.......................................           (56)            (12)             --
                                                  ------------    ------------          ------
 Net Increase (Decrease)........................            24              21              --
                                                  ------------    ------------          ------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                  AXA CONSERVATIVE      AXA CONSERVATIVE-PLUS
                                                    STRATEGY (k)             ALLOCATION
                                                 ----------------- -------------------------------
                                                        2009             2009            2008
                                                 ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................      $     15      $    762,210    $    712,492
 Net realized gain (loss) on investments........             4           738,234        (331,695)
 Change in unrealized appreciation
  (depreciation) of investments.................           (23)        1,959,375      (4,231,229)
                                                      --------      ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................            (4)        3,459,819      (3,850,432)
                                                      --------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         1,394         3,766,111       3,725,351
  Transfers between funds including
   guaranteed interest account, net.............           235        20,952,773       8,914,224
  Transfers for contract benefits and
   terminations.................................            --        (1,207,671)     (1,335,949)
  Contract maintenance charges..................          (490)       (1,826,829)     (1,222,072)
                                                      --------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................         1,139        21,684,384      10,081,554
                                                      --------      ------------    ------------
Net increase (decrease) in amount retained by
                                                      --------      ------------    ------------
Increase (Decrease) in Net Assets...............         1,135        25,144,203       6,231,122
Net Assets -- Beginning of Period...............            --        19,140,566      12,909,444
                                                      --------      ------------    ------------
Net Assets -- End of Period.....................      $  1,135      $ 44,284,769    $ 19,140,566
                                                      ========      ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --               195              87
 Redeemed.......................................            --               (38)            (43)
                                                      --------      ------------    ------------
 Net Increase (Decrease)........................            --               157              44
                                                      --------      ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            --                60              52
 Redeemed.......................................            --               (23)            (13)
                                                      --------      ------------    ------------
 Net Increase (Decrease)........................            --                37              39
                                                      --------      ------------    ------------

                                                   AXA GROWTH               AXA MODERATE
                                                  STRATEGY (k)               ALLOCATION
                                                 -------------- ------------------------------------
                                                      2009             2009               2008
                                                 -------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $  1,133      $   11,204,506    $   40,194,803
 Net realized gain (loss) on investments........         708          54,320,287        58,143,497
 Change in unrealized appreciation
  (depreciation) of investments.................        (500)         99,520,054      (455,897,773)
                                                    --------      --------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................       1,341         165,044,847      (357,559,473)
                                                    --------      --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      75,938          93,929,124        97,862,847
  Transfers between funds including
   guaranteed interest account, net.............      83,895          (7,156,655)      (18,828,549)
  Transfers for contract benefits and
   terminations.................................          --         (63,212,064)      (74,580,494)
  Contract maintenance charges..................      (2,306)        (86,864,167)      (86,590,083)
                                                    --------      --------------    --------------
Net increase (decrease) in net assets from
 contractowners transations.....................     157,527         (63,303,762)      (82,136,279)
                                                    --------      --------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          --              60,000        (1,292,274)
                                                    --------      --------------    --------------
Increase (Decrease) in Net Assets...............     158,868         101,801,085      (440,988,026)
Net Assets -- Beginning of Period...............          --       1,047,891,761     1,488,879,787
                                                    --------      --------------    --------------
Net Assets -- End of Period.....................    $158,868      $1,149,692,846    $1,047,891,761
                                                    ========      ==============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................          --                 107                88
 Redeemed.......................................          --                (267)             (269)
                                                    --------      --------------    --------------
 Net Increase (Decrease)........................          --                (160)             (181)
                                                    --------      --------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           2                 242               155
 Redeemed.......................................          --                 (88)              (68)
                                                    --------      --------------    --------------
 Net Increase (Decrease)........................           2                 154                87
                                                    --------      --------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      AXA MODERATE             AXA MODERATE-PLUS
                                                  GROWTH STRATEGY (k)              ALLOCATION
                                                 --------------------- ----------------------------------
                                                          2009               2009              2008
                                                 --------------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................      $   34,939        $   3,625,598    $     6,040,576
 Net realized gain (loss) on investments........          21,326            8,372,143          9,521,150
 Change in unrealized appreciation
  (depreciation) of investments.................          71,771           44,690,631       (118,793,848)
                                                      ----------        -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................         128,036           56,688,372       (103,232,122)
                                                      ----------        -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........          25,858           56,546,567         62,612,190
  Transfers between funds including
   guaranteed interest account, net.............       3,686,210           15,143,270         49,421,694
  Transfers for contract benefits and
   terminations.................................              --           (8,142,603)        (8,748,940)
  Contract maintenance charges..................         (24,024)         (23,805,859)       (20,148,850)
                                                      ----------        -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................       3,688,044           39,741,375         83,136,094
                                                      ----------        -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........              --                   --             32,998
                                                      ----------        -------------    ---------------
Increase (Decrease) in Net Assets...............       3,816,080           96,429,747        (20,063,030)
Net Assets -- Beginning of Period...............              --          241,170,081        261,233,111
                                                      ----------        -------------    ---------------
Net Assets -- End of Period.....................      $3,816,080        $ 337,599,828    $   241,170,081
                                                      ==========        =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              --                  337                463
 Redeemed.......................................              --                 (266)              (161)
                                                      ----------        -------------    ---------------
 Net Increase (Decrease)........................              --                   71                302
                                                      ----------        -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              37                  353                351
 Redeemed.......................................              --                  (80)               (54)
                                                      ----------        -------------    ---------------
 Net Increase (Decrease)........................              37                  273                297
                                                      ----------        -------------    ---------------

                                                       EQ/ALLIANCEBERNSTEIN
                                                           INTERNATIONAL
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   8,347,576    $    14,948,095
 Net realized gain (loss) on investments........    (20,226,963)        22,043,036
 Change in unrealized appreciation
  (depreciation) of investments.................    107,545,847       (460,109,720)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     95,666,460       (423,118,589)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     33,637,358         43,183,688
  Transfers between funds including
   guaranteed interest account, net.............    (25,593,295)       (24,101,976)
  Transfers for contract benefits and
   terminations.................................    (21,474,263)       (36,987,270)
  Contract maintenance charges..................    (28,563,416)       (31,658,889)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (41,993,616)       (49,564,447)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........         61,590         (1,433,592)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     53,734,434       (474,116,628)
Net Assets -- Beginning of Period...............    388,732,663        862,849,291
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 442,467,097    $   388,732,663
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            123                146
 Redeemed.......................................           (436)              (438)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (313)              (292)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             41                 55
 Redeemed.......................................            (86)               (69)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (45)               (14)
                                                  -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/ALLIANCEBERNSTEIN
                                                          SMALL CAP GROWTH
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    (476,501)   $      (936,880)
 Net realized gain (loss) on investments........     (7,177,869)        (1,638,412)
 Change in unrealized appreciation
  (depreciation) of investments.................     51,245,160       (106,250,332)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     43,590,790       (108,825,624)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     12,808,843         16,311,740
  Transfers between funds including
   guaranteed interest account, net.............     (8,309,207)        (6,533,975)
  Transfers for contract benefits and
   terminations.................................     (6,874,529)       (11,972,472)
  Contract maintenance charges..................     (9,154,536)        (9,937,495)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (11,529,429)       (12,132,202)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --           (248,000)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     32,061,361       (121,205,826)
Net Assets -- Beginning of Period...............    129,670,353        250,876,179
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 161,731,714    $   129,670,353
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             49                 68
 Redeemed.......................................           (104)              (125)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (55)               (57)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             18                 23
 Redeemed.......................................            (50)               (36)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (32)               (13)
                                                  -------------    ---------------

                                                           EQ/BLACKROCK                       EQ/BLACKROCK
                                                        BASIC VALUE EQUITY                INTERNATIONAL VALUE
                                                 --------------------------------- ----------------------------------
                                                       2009             2008             2009              2008
                                                 ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  3,079,513    $   2,085,130     $  2,045,429    $     2,907,875
 Net realized gain (loss) on investments........     (7,740,575)      (1,719,819)      (8,937,060)         1,876,399
 Change in unrealized appreciation
  (depreciation) of investments.................     40,808,969      (73,211,981)      37,918,280        (93,222,321)
                                                   ------------    -------------     ------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     36,147,907      (72,846,670)      31,026,649        (88,438,047)
                                                   ------------    -------------     ------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     13,164,939       15,322,544       10,832,871         15,066,805
  Transfers between funds including
   guaranteed interest account, net.............      4,712,537       (2,107,239)      (1,630,547)       (13,421,059)
  Transfers for contract benefits and
   terminations.................................     (6,610,557)      (9,981,844)      (5,751,885)        (8,972,130)
  Contract maintenance charges..................     (9,015,043)      (9,259,837)      (7,143,052)        (7,810,987)
                                                   ------------    -------------     ------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................      2,251,876       (6,026,376)      (3,692,613)       (15,137,371)
                                                   ------------    -------------     ------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --         (107,000)              --           (300,000)
                                                   ------------    -------------     ------------    ---------------
Increase (Decrease) in Net Assets...............     38,399,783      (78,980,046)      27,334,036       (103,875,418)
Net Assets -- Beginning of Period...............    123,874,732      202,854,778      109,682,125        213,557,543
                                                   ------------    -------------     ------------    ---------------
Net Assets -- End of Period.....................   $162,274,515    $ 123,874,732     $137,016,161    $   109,682,125
                                                   ============    =============     ============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             34               36               19                 21
 Redeemed.......................................            (15)             (10)             (19)               (16)
                                                   ------------    -------------     ------------    ---------------
 Net Increase (Decrease)........................             19               26               --                  5
                                                   ------------    -------------     ------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             88               66              130                 95
 Redeemed.......................................            (98)            (114)            (165)              (204)
                                                   ------------    -------------     ------------    ---------------
 Net Increase (Decrease)........................            (10)             (48)             (35)              (109)
                                                   ------------    -------------     ------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/BOSTON ADVISORS                   EQ/CALVERT
                                                           EQUITY INCOME                SOCIALLY RESPONSIBLE
                                                 --------------------------------- ------------------------------
                                                       2009             2008            2009            2008
                                                 --------------- ----------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    213,807     $    195,309      $   (377)      $     (699)
 Net realized gain (loss) on investments........    (1,581,854)        (282,268)      (92,536)        (145,430)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,745,736       (2,522,435)      233,681         (238,510)
                                                  ------------     ------------      --------       ----------
 Net Increase (decrease) in net assets from
  operations....................................     1,377,689       (2,609,394)      140,768         (384,639)
                                                  ------------     ------------      --------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,507,132        1,399,757        92,989          141,856
  Transfers between funds including
   guaranteed interest account, net.............       106,684        3,904,679       (61,561)         (43,556)
  Transfers for contract benefits and
   terminations.................................      (371,332)        (239,207)      (15,803)         (46,977)
  Contract maintenance charges..................      (677,260)        (492,361)      (45,715)         (45,915)
                                                  ------------     ------------      --------       ----------
Net increase (decrease) in net assets from
 contractowners transations.....................       565,224        4,572,868       (30,090)           5,408
                                                  ------------     ------------      --------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           200              250            --            4,999
                                                  ------------     ------------      --------       ----------
Increase (Decrease) in Net Assets...............     1,943,113        1,963,724       110,678         (374,232)
Net Assets -- Beginning of Period...............     8,105,099        6,141,375       490,226          864,458
                                                  ------------     ------------      --------       ----------
Net Assets -- End of Period.....................  $ 10,048,212     $  8,105,099      $600,904       $  490,226
                                                  ============     ============      ========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            30               44            --               --
 Redeemed.......................................           (21)             (13)           --               --
                                                  ------------     ------------      --------       ----------
 Net Increase (Decrease)........................             9               31            --               --
                                                  ------------     ------------      --------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            30               29             2                6
 Redeemed.......................................           (27)              (5)           (3)              (6)
                                                  ------------     ------------      --------       ----------
 Net Increase (Decrease)........................             3               24            (1)              --
                                                  ------------     ------------      --------       ----------

                                                              EQ/CAPITAL
                                                           GUARDIAN GROWTH
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   (5,804)      $   (21,863)
 Net realized gain (loss) on investments........      (856,815)         (435,514)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,162,326        (2,465,994)
                                                    ----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,299,707        (2,923,371)
                                                    ----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       505,424           481,156
  Transfers between funds including
   guaranteed interest account, net.............       387,685           (61,276)
  Transfers for contract benefits and
   terminations.................................      (255,834)         (995,326)
  Contract maintenance charges..................      (324,865)         (267,073)
                                                    ----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       312,410          (842,519)
                                                    ----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --           (60,000)
                                                    ----------      ------------
Increase (Decrease) in Net Assets...............     1,612,117        (3,825,890)
Net Assets -- Beginning of Period...............     3,936,278         7,762,168
                                                    ----------      ------------
Net Assets -- End of Period.....................    $5,548,395      $  3,936,278
                                                    ==========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             7                 6
 Redeemed.......................................            (7)               (6)
                                                    ----------      ------------
 Net Increase (Decrease)........................            --                --
                                                    ----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            40                42
 Redeemed.......................................           (35)              (54)
                                                    ----------      ------------
 Net Increase (Decrease)........................             5               (12)
                                                    ----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/CAPITAL
                                                          GUARDIAN RESEARCH
                                                 ------------------------------------
                                                        2009              2008
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   564,826       $     524,515
 Net realized gain (loss) on investments........    (3,881,442)          4,190,157
 Change in unrealized appreciation
  (depreciation) of investments.................    25,621,680         (60,515,259)
                                                   -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................    22,305,064         (55,800,587)
                                                   -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     7,432,801          10,199,094
  Transfers between funds including
   guaranteed interest account, net.............    (5,550,146)        (12,816,878)
  Transfers for contract benefits and
   terminations.................................    (5,333,145)         (9,369,864)
  Contract maintenance charges..................    (5,784,901)         (6,479,068)
                                                   -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (9,235,391)        (18,466,716)
                                                   -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (420,001)
                                                   -----------       -------------
Increase (Decrease) in Net Assets...............    13,069,673         (74,687,304)
Net Assets -- Beginning of Period...............    78,670,650         153,357,954
                                                   -----------       -------------
Net Assets -- End of Period.....................   $91,740,323       $  78,670,650
                                                   ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             9                   9
 Redeemed.......................................            (9)                (10)
                                                   -----------       -------------
 Net Increase (Decrease)........................            --                  (1)
                                                   -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            48                  46
 Redeemed.......................................          (148)               (198)
                                                   -----------       -------------
 Net Increase (Decrease)........................          (100)               (152)
                                                   -----------       -------------

                                                               EQ/COMMON                             EQ/CORE
                                                              STOCK INDEX                         BOND INDEX (h)
                                                 -------------------------------------- ----------------------------------
                                                        2009                2008              2009             2008
                                                 ------------------ ------------------- --------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   17,060,150    $      21,649,018   $  1,172,316     $   2,269,424
 Net realized gain (loss) on investments........      (98,863,488)         (52,386,603)    (3,701,545)       (1,352,739)
 Change in unrealized appreciation
  (depreciation) of investments.................      384,983,906         (945,707,687)     3,670,597        (6,500,520)
                                                   --------------    -----------------   ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................      303,180,568         (976,445,272)     1,141,368        (5,583,835)
                                                   --------------    -----------------   ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      112,916,334          137,541,908      5,713,891         8,007,072
  Transfers between funds including
   guaranteed interest account, net.............      (56,189,766)        (105,716,955)     2,984,423        (7,308,836)
  Transfers for contract benefits and
   terminations.................................      (70,036,921)         (99,132,462)    (3,100,308)       (2,965,466)
  Contract maintenance charges..................     (111,691,279)        (119,127,058)    (3,364,987)       (3,421,088)
                                                   --------------    -----------------   ------------     -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     (125,001,632)        (186,434,567)     2,233,019        (5,688,318)
                                                   --------------    -----------------   ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          205,511           (1,140,000)            --          (124,999)
                                                   --------------    -----------------   ------------     -------------
Increase (Decrease) in Net Assets...............      178,384,447       (1,164,019,839)     3,374,387       (11,397,152)
Net Assets -- Beginning of Period...............    1,181,040,609        2,345,060,448     50,320,685        61,717,837
                                                   --------------    -----------------   ------------     -------------
Net Assets -- End of Period.....................   $1,359,425,056    $   1,181,040,609   $ 53,695,072     $  50,320,685
                                                   ==============    =================   ============     =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................               95                  118            176                22
 Redeemed.......................................             (346)                (399)           (76)              (28)
                                                   --------------    -----------------   ------------     -------------
 Net Increase (Decrease)........................             (251)                (281)           100                (6)
                                                   --------------    -----------------   ------------     -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................               61                   57            123                34
 Redeemed.......................................             (172)                (144)          (206)              (69)
                                                   --------------    -----------------   ------------     -------------
 Net Increase (Decrease)........................             (111)                 (87)           (83)              (35)
                                                   --------------    -----------------   ------------     -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/EQUITY
                                                            500 INDEX
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   7,926,726    $     8,732,341
 Net realized gain (loss) on investments........    (18,806,540)         3,971,897
 Change in unrealized appreciation
  (depreciation) of investments.................    120,927,228       (285,887,312)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................    110,047,414       (273,183,074)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     41,359,898         48,119,158
  Transfers between funds including
   guaranteed interest account, net.............    (10,038,970)        (3,066,082)
  Transfers for contract benefits and
   terminations.................................    (30,052,774)       (36,296,404)
  Contract maintenance charges..................    (33,561,046)       (35,065,398)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (32,292,892)       (26,308,726)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --            (60,000)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     77,754,522       (299,551,800)
Net Assets -- Beginning of Period...............    450,718,252        750,270,052
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 528,472,774    $   450,718,252
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            128                171
 Redeemed.......................................           (274)              (245)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (146)               (74)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            263                 95
 Redeemed.......................................           (227)              (136)
                                                  -------------    ---------------
 Net Increase (Decrease)........................             36                (41)
                                                  -------------    ---------------

                                                              EQ/EQUITY                         EQ/EVERGREEN
                                                             GROWTH PLUS                            OMEGA
                                                 ----------------------------------- -----------------------------------
                                                        2009              2008              2009              2008
                                                 ------------------ ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $    630,534      $     950,543      $   (28,854)      $    17,440
 Net realized gain (loss) on investments........     (7,002,965)         2,407,498         (933,046)         (338,829)
 Change in unrealized appreciation
  (depreciation) of investments.................     35,494,908        (79,537,808)       6,711,825        (3,222,041)
                                                   ------------      -------------      -----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     29,122,477        (76,179,767)       5,749,925        (3,543,430)
                                                   ------------      -------------      -----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     12,805,360         16,260,470        1,300,054           633,489
  Transfers between funds including
   guaranteed interest account, net.............    (14,441,822)         8,423,549       10,529,163            36,797
  Transfers for contract benefits and
   terminations.................................     (5,440,015)        (7,106,901)        (497,725)         (454,466)
  Contract maintenance charges..................     (7,480,507)        (7,788,304)        (739,138)         (487,789)
                                                   ------------      -------------      -----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (14,556,984)         9,788,814       10,592,354          (271,969)
                                                   ------------      -------------      -----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --            (93,001)              --           (75,001)
                                                   ------------      -------------      -----------      ------------
Increase (Decrease) in Net Assets...............     14,565,493        (66,483,954)      16,342,279        (3,890,400)
Net Assets -- Beginning of Period...............    113,900,369        180,384,323        9,874,853        13,765,253
                                                   ------------      -------------      -----------      ------------
Net Assets -- End of Period.....................   $128,465,862      $ 113,900,369      $26,217,132      $  9,874,853
                                                   ============      =============      ===========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             21                 52               11                 2
 Redeemed.......................................            (26)               (18)              (2)               (1)
                                                   ------------      -------------      -----------      ------------
 Net Increase (Decrease)........................             (5)                34                9                 1
                                                   ------------      -------------      -----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             65                144              151                50
 Redeemed.......................................           (182)              (119)             (45)              (50)
                                                   ------------      -------------      -----------      ------------
 Net Increase (Decrease)........................           (117)                25              106                --
                                                   ------------      -------------      -----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/GAMCO MERGERS
                                                        AND ACQUISITIONS
                                                 -------------------------------
                                                      2009            2008
                                                 -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  (18,975)     $    8,453
 Net realized gain (loss) on investments........     (249,367)         (1,614)
 Change in unrealized appreciation
  (depreciation) of investments.................      994,574        (573,981)
                                                   ----------      ----------
 Net Increase (decrease) in net assets from
  operations....................................      726,232        (567,142)
                                                   ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      697,271         677,734
  Transfers between funds including
   guaranteed interest account, net.............    1,729,591       1,604,833
  Transfers for contract benefits and
   terminations.................................     (207,493)        (94,740)
  Contract maintenance charges..................     (255,366)       (165,765)
                                                   ----------      ----------
Net increase (decrease) in net assets from
 contractowners transations.....................    1,964,003       2,022,062
                                                   ----------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          456              --
                                                   ----------      ----------
Increase (Decrease) in Net Assets...............    2,690,691       1,454,920
Net Assets -- Beginning of Period...............    3,909,214       2,454,294
                                                   ----------      ----------
Net Assets -- End of Period.....................   $6,599,905      $3,909,214
                                                   ==========      ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --              --
 Redeemed.......................................           --              --
                                                   ----------      ----------
 Net Increase (Decrease)........................           --              --
                                                   ----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           37              30
 Redeemed.......................................          (18)             (9)
                                                   ----------      ----------
 Net Increase (Decrease)........................           19              21
                                                   ----------      ----------

                                                         EQ/GAMCO SMALL                     EQ/GLOBAL
                                                          COMPANY VALUE                     BOND PLUS
                                                 ------------------------------- -------------------------------
                                                       2009            2008            2009            2008
                                                 --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     54,749    $     99,045    $    148,286    $  5,020,369
 Net realized gain (loss) on investments........    (2,423,570)       (111,198)     (2,731,547)       (312,855)
 Change in unrealized appreciation
  (depreciation) of investments.................    15,139,325      (9,327,813)      3,036,163      (4,458,311)
                                                  ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................    12,770,504      (9,339,966)        452,902         249,203
                                                  ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,554,908       4,877,268       2,648,817       2,487,831
  Transfers between funds including
   guaranteed interest account, net.............    10,297,744      12,381,533       1,937,617      22,358,072
  Transfers for contract benefits and
   terminations.................................    (1,376,878)       (561,719)       (943,408)       (930,795)
  Contract maintenance charges..................    (2,247,869)     (1,519,043)     (1,505,129)     (1,059,517)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................    12,227,905      15,178,039       2,137,897      22,855,591
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           500           1,600              --           1,001
                                                  ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets...............    24,998,909       5,839,673       2,590,799      23,105,795
Net Assets -- Beginning of Period...............    26,043,464      20,203,791      29,541,794       6,435,999
                                                  ------------    ------------    ------------    ------------
Net Assets -- End of Period.....................  $ 51,042,373    $ 26,043,464    $ 32,132,593    $ 29,541,794
                                                  ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --              --              91             283
 Redeemed.......................................            --              --             (86)           (137)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................            --              --               5             146
                                                  ------------    ------------    ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           205             199              32              69
 Redeemed.......................................           (78)            (48)            (19)            (21)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................           127             151              13              48
                                                  ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/GLOBAL
                                                         MULTI-SECTOR EQUITY
                                                 ------------------------------------
                                                        2009               2008
                                                 ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  1,830,221      $      (745,957)
 Net realized gain (loss) on investments........    (20,144,690)          28,414,954
 Change in unrealized appreciation
  (depreciation) of investments.................     94,913,059         (253,802,672)
                                                   ------------      ---------------
 Net Increase (decrease) in net assets from
  operations....................................     76,598,590         (226,133,675)
                                                   ------------      ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     16,841,810           22,786,252
  Transfers between funds including
   guaranteed interest account, net.............      6,315,923          (22,155,110)
  Transfers for contract benefits and
   terminations.................................     (8,546,085)         (14,817,662)
  Contract maintenance charges..................    (10,860,508)         (12,178,299)
                                                   ------------      ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................      3,751,140          (26,364,819)
                                                   ------------      ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --             (373,000)
                                                   ------------      ---------------
Increase (Decrease) in Net Assets...............     80,349,730         (252,871,494)
Net Assets -- Beginning of Period...............    156,636,664          409,508,158
                                                   ------------      ---------------
Net Assets -- End of Period.....................   $236,986,394      $   156,636,664
                                                   ============      ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             19                   18
 Redeemed.......................................            (11)                 (10)
                                                   ------------      ---------------
 Net Increase (Decrease)........................              8                    8
                                                   ------------      ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            233                  184
 Redeemed.......................................           (235)                (337)
                                                   ------------      ---------------
 Net Increase (Decrease)........................             (2)                (153)
                                                   ------------      ---------------

                                                          EQ/INTERMEDIATE                    EQ/INTERNATIONAL
                                                       GOVERNMENT BOND INDEX                    CORE PLUS
                                                 --------------------------------- ------------------------------------
                                                       2009             2008              2009              2008
                                                 ---------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     915,881    $   4,295,242     $   621,966       $     234,281
 Net realized gain (loss) on investments........     (1,283,726)        (153,106)     (3,704,050)         (1,558,045)
 Change in unrealized appreciation
  (depreciation) of investments.................     (3,175,026)         632,384       9,127,845          (9,198,184)
                                                  -------------    -------------     -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     (3,542,871)       4,774,520       6,045,761         (10,521,948)
                                                  -------------    -------------     -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     10,968,335       12,592,115       2,484,333           1,866,427
  Transfers between funds including
   guaranteed interest account, net.............    (18,921,436)       2,749,620       6,412,578           7,880,568
  Transfers for contract benefits and
   terminations.................................     (9,914,880)     (10,877,328)       (722,950)           (502,685)
  Contract maintenance charges..................     (8,690,190)      (8,543,581)     (1,018,788)           (690,155)
                                                  -------------    -------------     -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (26,558,171)      (4,079,174)      7,155,173           8,554,155
                                                  -------------    -------------     -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........         25,000         (329,000)             --            (199,673)
                                                  -------------    -------------     -----------       -------------
Increase (Decrease) in Net Assets...............    (30,076,042)         366,346      13,200,934          (2,167,466)
Net Assets -- Beginning of Period...............    144,100,133      143,733,787      14,748,859          16,916,325
                                                  -------------    -------------     -----------       -------------
Net Assets -- End of Period.....................  $ 114,024,091    $ 144,100,133     $27,949,793       $  14,748,859
                                                  =============    =============     ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             93              151              14                   9
 Redeemed.......................................           (198)            (151)             (3)                 (2)
                                                  -------------    -------------     -----------       -------------
 Net Increase (Decrease)........................           (105)              --              11                   7
                                                  -------------    -------------     -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             14               15              92                  92
 Redeemed.......................................            (38)             (41)            (45)                (40)
                                                  -------------    -------------     -----------       -------------
 Net Increase (Decrease)........................            (24)             (26)             47                  52
                                                  -------------    -------------     -----------       -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/INTERNATIONAL                  EQ/JPMORGAN VALUE
                                                             GROWTH                         OPPORTUNITIES
                                                 ------------------------------- ------------------------------------
                                                       2009            2008             2009              2008
                                                 --------------- --------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    152,552    $     77,440     $   247,415       $     424,768
 Net realized gain (loss) on investments........    (2,283,315)       (962,250)     (3,292,951)         (2,721,909)
 Change in unrealized appreciation
  (depreciation) of investments.................     7,163,054      (5,280,077)      9,701,057         (13,551,374)
                                                  ------------    ------------     -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     5,032,291      (6,164,887)      6,655,521         (15,848,515)
                                                  ------------    ------------     -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,880,382       1,715,628       2,364,225           2,755,151
  Transfers between funds including
   guaranteed interest account, net.............     7,001,460       5,205,920         696,721          (3,687,336)
  Transfers for contract benefits and
   terminations.................................      (672,149)       (257,505)     (1,639,727)         (2,196,222)
  Contract maintenance charges..................      (849,470)       (618,397)     (1,681,725)         (1,800,756)
                                                  ------------    ------------     -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     7,360,223       6,045,646        (260,506)         (4,929,163)
                                                  ------------    ------------     -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           546           5,000              --            (133,000)
                                                  ------------    ------------     -----------       -------------
Increase (Decrease) in Net Assets...............    12,393,060        (114,241)      6,395,015         (20,910,678)
Net Assets -- Beginning of Period...............    10,232,339      10,346,580      21,494,164          42,404,842
                                                  ------------    ------------     -----------       -------------
Net Assets -- End of Period.....................  $ 22,625,399    $ 10,232,339     $27,889,179       $  21,494,164
                                                  ============    ============     ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --              --               3                   1
 Redeemed.......................................            --              --              (1)                 (2)
                                                  ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................            --              --               2                  (1)
                                                  ------------    ------------     -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           157             116              39                  22
 Redeemed.......................................           (64)            (55)            (46)                (58)
                                                  ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................            93              61              (7)                (36)
                                                  ------------    ------------     -----------       -------------

                                                            EQ/LARGE CAP
                                                             CORE PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $  290,944      $    (22,455)
 Net realized gain (loss) on investments........      (852,752)         (919,738)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,407,274        (3,562,832)
                                                    ----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,845,466        (4,505,025)
                                                    ----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       733,322           796,778
  Transfers between funds including
   guaranteed interest account, net.............      (278,998)         (253,885)
  Transfers for contract benefits and
   terminations.................................      (408,585)         (619,214)
  Contract maintenance charges..................      (491,792)         (475,488)
                                                    ----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (446,053)         (551,809)
                                                    ----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --          (188,749)
                                                    ----------      ------------
Increase (Decrease) in Net Assets...............     1,399,413        (5,245,583)
Net Assets -- Beginning of Period...............     7,300,983        12,546,566
                                                    ----------      ------------
Net Assets -- End of Period.....................    $8,700,396      $  7,300,983
                                                    ==========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             2                 3
 Redeemed.......................................            (1)               (1)
                                                    ----------      ------------
 Net Increase (Decrease)........................             1                 2
                                                    ----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            17                22
 Redeemed.......................................           (24)              (29)
                                                    ----------      ------------
 Net Increase (Decrease)........................            (7)               (7)
                                                    ----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/LARGE CAP
                                                             GROWTH INDEX
                                                 -------------------------------------
                                                        2009               2008
                                                 ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $  1,437,726      $    (328,844)
 Net realized gain (loss) on investments........      (1,858,043)          (741,882)
 Change in unrealized appreciation
  (depreciation) of investments.................      29,457,768        (42,772,545)
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations....................................      29,037,451        (43,843,271)
                                                    ------------      -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       8,889,225         11,782,707
  Transfers between funds including
   guaranteed interest account, net.............       1,363,391          1,704,093
  Transfers for contract benefits and
   terminations.................................      (4,790,789)        (5,520,824)
  Contract maintenance charges..................      (6,659,547)        (6,991,671)
                                                    ------------      -------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (1,197,720)           974,305
                                                    ------------      -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........      (2,798,660)           (19,000)
                                                    ------------      -------------
Increase (Decrease) in Net Assets...............      25,041,071        (42,887,966)
Net Assets -- Beginning of Period...............      75,582,994        118,470,960
                                                    ------------      -------------
Net Assets -- End of Period.....................    $100,624,065      $  75,582,994
                                                    ============      =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              12                 14
 Redeemed.......................................              (8)                (7)
                                                    ------------      -------------
 Net Increase (Decrease)........................               4                  7
                                                    ------------      -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             150                193
 Redeemed.......................................            (187)              (197)
                                                    ------------      -------------
 Net Increase (Decrease)........................             (37)                (4)
                                                    ------------      -------------

                                                             EQ/LARGE CAP                         EQ/LARGE CAP
                                                              GROWTH PLUS                          VALUE INDEX
                                                 ------------------------------------- -----------------------------------
                                                        2009               2008               2009              2008
                                                 ------------------ ------------------ ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $    897,901      $   (605,388)      $    223,559      $     32,018
 Net realized gain (loss) on investments........      (2,361,980)        1,010,527         (1,044,044)         (365,108)
 Change in unrealized appreciation
  (depreciation) of investments.................      35,472,698       (69,853,979)         1,256,019        (1,239,085)
                                                    ------------      ------------       ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      34,008,619       (69,448,840)           435,534        (1,572,175)
                                                    ------------      ------------       ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      13,103,593        15,506,160            514,737           458,845
  Transfers between funds including
   guaranteed interest account, net.............      (5,162,970)       (4,227,408)           881,203         1,113,079
  Transfers for contract benefits and
   terminations.................................      (7,887,753)      (10,446,521)          (201,455)          (20,212)
  Contract maintenance charges..................      (9,380,358)      (10,257,693)          (159,488)         (114,028)
                                                    ------------      ------------       ------------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (9,327,488)       (9,425,462)         1,034,997         1,437,684
                                                    ------------      ------------       ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........              --           (45,754)                --                --
                                                    ------------      ------------       ------------      ------------
Increase (Decrease) in Net Assets...............      24,681,131       (78,920,056)         1,470,531          (134,491)
Net Assets -- Beginning of Period...............     106,421,429       185,341,485          1,646,992         1,781,483
                                                    ------------      ------------       ------------      ------------
Net Assets -- End of Period.....................    $131,102,560      $106,421,429       $  3,117,523      $  1,646,992
                                                    ============      ============       ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................               8                11                 27                25
 Redeemed.......................................              (7)               (6)               (20)               (8)
                                                    ------------      ------------       ------------      ------------
 Net Increase (Decrease)........................               1                 5                  7                17
                                                    ------------      ------------       ------------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              57                63                 24                 7
 Redeemed.......................................            (137)             (131)                (7)               (2)
                                                    ------------      ------------       ------------      ------------
 Net Increase (Decrease)........................             (80)              (68)                17                 5
                                                    ------------      ------------       ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP
                                                             VALUE PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   6,822,920    $    14,726,253
 Net realized gain (loss) on investments........    (55,165,137)       (32,039,818)
 Change in unrealized appreciation
  (depreciation) of investments.................    115,796,321       (295,320,703)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     67,454,104       (312,634,268)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     41,263,353         55,670,709
  Transfers between funds including
   guaranteed interest account, net.............    (34,987,757)       (60,294,344)
  Transfers for contract benefits and
   terminations.................................    (21,870,321)       (37,455,424)
  Contract maintenance charges..................    (31,924,043)       (36,110,257)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (47,518,768)       (78,189,316)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --           (743,051)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     19,935,336       (391,566,635)
Net Assets -- Beginning of Period...............    383,238,984        774,805,619
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 403,174,320    $   383,238,984
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             97                131
 Redeemed.......................................           (515)              (634)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (418)              (503)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             36                 43
 Redeemed.......................................           (133)              (143)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (97)              (100)
                                                  -------------    ---------------

                                                          EQ/LORD ABBETT                    EQ/LORD ABBETT
                                                        GROWTH AND INCOME                   LARGE CAP CORE
                                                 -------------------------------- ----------------------------------
                                                       2009             2008            2009              2008
                                                 ---------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $    9,153      $   17,869       $   33,603       $     42,712
 Net realized gain (loss) on investments........      (169,729)        (76,761)        (545,720)          (209,740)
 Change in unrealized appreciation
  (depreciation) of investments.................       504,166        (381,127)       2,028,409         (1,038,192)
                                                    ----------      ----------       ----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................       343,590        (440,019)       1,516,292         (1,205,220)
                                                    ----------      ----------       ----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       325,606         259,249          938,274            578,270
  Transfers between funds including
   guaranteed interest account, net.............       314,559         612,984        2,629,955          3,312,919
  Transfers for contract benefits and
   terminations.................................       (21,468)        (16,361)        (319,051)          (100,202)
  Contract maintenance charges..................      (119,673)        (80,083)        (367,275)          (177,371)
                                                    ----------      ----------       ----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       499,024         775,789        2,881,903          3,613,616
                                                    ----------      ----------       ----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --           4,674               50                 --
                                                    ----------      ----------       ----------      ------------
Increase (Decrease) in Net Assets...............       842,614         340,444        4,398,245          2,408,396
Net Assets -- Beginning of Period...............       995,470         655,026        4,000,637          1,592,241
                                                    ----------      ----------       ----------      ------------
Net Assets -- End of Period.....................    $1,838,084      $  995,470       $8,398,882      $  4,000,637
                                                    ==========      ==========       ==========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            10               9               40                39
 Redeemed.......................................            (4)             (3)             (19)              (10)
                                                    ----------      ----------       ----------      ------------
 Net Increase (Decrease)........................             6               6               21                29
                                                    ----------      ----------       ----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             3               3               19                11
 Redeemed.......................................            (1)             (1)              (4)               (1)
                                                    ----------      ----------       ----------      ------------
 Net Increase (Decrease)........................             2               2               15                10
                                                    ----------      ----------       ----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/MID CAP
                                                          EQ/MID CAP INDEX                   VALUE PLUS (a)(b)(c)
                                                 ----------------------------------- ------------------------------------
                                                       2009              2008              2009               2008
                                                 ---------------- ------------------ ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $      548,985    $     493,771     $   1,937,547     $    1,852,478
 Net realized gain (loss) on investments........     (10,675,075)      (3,311,713)      (89,988,717)       (18,623,984)
 Change in unrealized appreciation
  (depreciation) of investments.................      33,432,392      (62,531,630)      114,400,663        (74,979,932)
                                                  --------------    -------------     -------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................      23,306,302      (65,349,572)       26,349,493        (91,751,438)
                                                  --------------    -------------     -------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       9,372,493       12,758,205        16,560,750         19,391,426
  Transfers between funds including
   guaranteed interest account, net.............      (3,249,124)      (3,765,483)       72,983,753        (24,213,772)
  Transfers for contract benefits and
   terminations.................................      (3,935,810)      (6,239,549)       (8,678,348)       (11,705,880)
  Contract maintenance charges..................      (5,450,391)      (5,927,426)      (11,339,484)       (11,371,291)
                                                  --------------    -------------     -------------     --------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (3,262,832)      (3,174,253)       69,526,671        (27,899,517)
                                                  --------------    -------------     -------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........              --         (193,000)               --            (65,000)
                                                  --------------    -------------     -------------     --------------
Increase (Decrease) in Net Assets...............      20,043,470      (68,716,825)       95,876,164       (119,715,955)
Net Assets -- Beginning of Period...............      65,306,905      134,023,730       129,951,919        249,667,874
                                                  --------------    -------------     -------------     --------------
Net Assets -- End of Period.....................  $   85,350,375    $  65,306,905     $ 225,828,083     $  129,951,919
                                                  ==============    =============     =============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              15               20             1,519                 20
 Redeemed.......................................             (10)              (9)             (223)               (24)
                                                  --------------    -------------     -------------     --------------
 Net Increase (Decrease)........................               5               11             1,296                 (4)
                                                  --------------    -------------     -------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              97               94                34                 69
 Redeemed.......................................            (140)            (142)           (1,015)              (246)
                                                  --------------    -------------     -------------     --------------
 Net Increase (Decrease)........................             (43)             (48)             (981)              (177)
                                                  --------------    -------------     -------------     --------------

                                                          EQ/MONEY MARKET
                                                 ---------------------------------
                                                        2009             2008
                                                 ----------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $      (549,474)  $   8,950,425
 Net realized gain (loss) on investments........          (47,394)        (52,501)
 Change in unrealized appreciation
  (depreciation) of investments.................          197,930          47,770
                                                  ---------------   -------------
 Net Increase (decrease) in net assets from
  operations....................................         (398,938)      8,945,694
                                                  ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      141,231,864     148,149,489
  Transfers between funds including
   guaranteed interest account, net.............     (119,375,666)    (53,640,608)
  Transfers for contract benefits and
   terminations.................................      (75,669,700)    (49,764,257)
  Contract maintenance charges..................      (31,470,596)    (29,908,932)
                                                  ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (85,284,098)     14,835,692
                                                  ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          (58,267)       (207,725)
                                                  ---------------   -------------
Increase (Decrease) in Net Assets...............      (85,741,303)     23,573,661
Net Assets -- Beginning of Period...............      471,961,108     448,387,447
                                                  ---------------   -------------
Net Assets -- End of Period.....................  $   386,219,805   $ 471,961,108
                                                  ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              817           1,116
 Redeemed.......................................           (1,217)         (1,090)
                                                  ---------------   -------------
 Net Increase (Decrease)........................             (400)             26
                                                  ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              829             385
 Redeemed.......................................             (708)           (304)
                                                  ---------------   -------------
 Net Increase (Decrease)........................              121              81
                                                  ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/MONTAG &                    EQ/PIMCO ULTRA
                                                          CALDWELL GROWTH                SHORT BOND (d) (e)
                                                 --------------------------------- -------------------------------
                                                       2009             2008             2009            2008
                                                 --------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     24,190     $    (4,379)     $    433,483    $    783,910
 Net realized gain (loss) on investments........    (1,106,922)       (641,630)       (2,285,906)      1,151,909
 Change in unrealized appreciation
  (depreciation) of investments.................     4,896,521      (3,355,429)        3,516,250      (4,513,628)
                                                  ------------     -----------      ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     3,813,789      (4,001,438)        1,663,827      (2,577,809)
                                                  ------------     -----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,592,194       1,154,149         5,909,795       3,616,082
  Transfers between funds including
   guaranteed interest account, net.............     4,285,007       8,591,375        20,770,286      26,302,198
  Transfers for contract benefits and
   terminations.................................      (746,729)       (340,261)       (1,360,263)     (1,173,309)
  Contract maintenance charges..................      (728,518)       (474,281)       (2,520,464)     (1,269,813)
                                                  ------------     -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................     4,401,954       8,930,982        22,799,354      27,475,158
                                                  ------------     -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --             438                --             500
                                                  ------------     -----------      ------------    ------------
Increase (Decrease) in Net Assets...............     8,215,743       4,929,982        24,463,181      24,897,849
Net Assets -- Beginning of Period...............    10,091,744       5,161,762        30,513,357       5,615,508
                                                  ------------     -----------      ------------    ------------
Net Assets -- End of Period.....................  $ 18,307,487     $10,091,744      $ 54,976,538    $ 30,513,357
                                                  ============     ===========      ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            55              72               424              --
 Redeemed.......................................           (32)            (25)             (105)             --
                                                  ------------     -----------      ------------    ------------
 Net Increase (Decrease)........................            23              47               319              --
                                                  ------------     -----------      ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            44              45               131             349
 Redeemed.......................................           (18)             (9)             (253)           (107)
                                                  ------------     -----------      ------------    ------------
 Net Increase (Decrease)........................            26              36              (122)            242
                                                  ------------     -----------      ------------    ------------

                                                             EQ/QUALITY
                                                            BOND PLUS (g)
                                                 -----------------------------------
                                                       2009              2008
                                                 ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   2,968,215     $  6,652,507
 Net realized gain (loss) on investments........     (5,943,811)      (1,568,982)
 Change in unrealized appreciation
  (depreciation) of investments.................      9,338,135      (14,203,456)
                                                  -------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................      6,362,539       (9,119,931)
                                                  -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     19,872,919       10,634,962
  Transfers between funds including
   guaranteed interest account, net.............    (18,980,116)       1,780,794
  Transfers for contract benefits and
   terminations.................................     (6,299,580)      (8,568,339)
  Contract maintenance charges..................     (7,462,819)      (7,210,812)
                                                  -------------     ------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (12,869,596)      (3,363,395)
                                                  -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........        135,950          (10,000)
                                                  -------------     ------------
Increase (Decrease) in Net Assets...............     (6,371,107)     (12,493,326)
Net Assets -- Beginning of Period...............    119,359,611      131,852,937
                                                  -------------     ------------
Net Assets -- End of Period.....................  $ 112,988,504     $119,359,611
                                                  =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            277              138
 Redeemed.......................................           (346)            (147)
                                                  -------------     ------------
 Net Increase (Decrease)........................            (69)              (9)
                                                  -------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             40               13
 Redeemed.......................................            (36)             (29)
                                                  -------------     ------------
 Net Increase (Decrease)........................              4              (16)
                                                  -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/SMALL
                                                            COMPANY INDEX
                                                 ----------------------------------
                                                        2009             2008
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   472,574      $      284,991
 Net realized gain (loss) on investments........    (7,594,188)          1,539,143
 Change in unrealized appreciation
  (depreciation) of investments.................    16,338,346         (20,813,018)
                                                   -----------      --------------
 Net Increase (decrease) in net assets from
  operations....................................     9,216,732         (18,988,884)
                                                   -----------      --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,410,158           5,516,788
  Transfers between funds including
   guaranteed interest account, net.............      (153,078)          1,636,286
  Transfers for contract benefits and
   terminations.................................    (1,888,845)         (1,862,501)
  Contract maintenance charges..................    (2,375,992)         (2,384,851)
                                                   -----------      --------------
Net increase (decrease) in net assets from
 contractowners transations.....................        (7,757)          2,905,722
                                                   -----------      --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (110,000)
                                                   -----------      --------------
Increase (Decrease) in Net Assets...............     9,208,975         (16,193,162)
Net Assets -- Beginning of Period...............    36,857,749          53,050,911
                                                   -----------      --------------
Net Assets -- End of Period.....................   $46,066,724      $   36,857,749
                                                   ===========      ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            47                  49
 Redeemed.......................................           (55)                (36)
                                                   -----------      --------------
 Net Increase (Decrease)........................            (8)                 13
                                                   -----------      --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            22                  16
 Redeemed.......................................           (16)                (16)
                                                   -----------      --------------
 Net Increase (Decrease)........................             6                  --
                                                   -----------      --------------

                                                         EQ/T. ROWE PRICE                     EQ/UBS GROWTH
                                                           GROWTH STOCK                         AND INCOME
                                                 -----------------------------------   -------------------------------
                                                        2009              2008             2009             2008
                                                 -----------------  ----------------   -------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  (108,599)      $    (125,362)     $   19,757     $     41,848
 Net realized gain (loss) on investments........    (2,101,354)           (289,223)       (440,108)        (205,597)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,030,316         (13,525,544)      1,571,718       (1,861,981)
                                                   -----------       -------------      ----------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     8,820,363         (13,940,129)      1,151,367       (2,025,730)
                                                   -----------       -------------      ----------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,822,532           3,233,436         665,564          716,215
  Transfers between funds including
   guaranteed interest account, net.............     5,542,821             244,974         (48,599)         442,793
  Transfers for contract benefits and
   terminations.................................    (1,253,265)         (1,429,849)        (74,047)         (97,746)
  Contract maintenance charges..................    (1,666,335)         (1,598,077)       (245,878)        (222,985)
                                                   -----------       -------------      ----------     ------------
Net increase (decrease) in net assets from
 contractowners transations.....................     5,445,753             450,484         297,040          838,277
                                                   -----------       -------------      ----------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (116,999)             --               --
                                                   -----------       -------------      ----------     ------------
Increase (Decrease) in Net Assets...............    14,266,116         (13,606,644)      1,448,407       (1,187,453)
Net Assets -- Beginning of Period...............    19,012,515          32,619,159       3,313,004        4,500,457
                                                   -----------       -------------      ----------     ------------
Net Assets -- End of Period.....................   $33,278,631       $  19,012,515      $4,761,411     $  3,313,004
                                                   ===========       =============      ==========     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             5                   4              --               --
 Redeemed.......................................            (5)                 (3)             --               --
                                                   -----------       -------------      ----------     ------------
 Net Increase (Decrease)........................            --                   1              --               --
                                                   -----------       -------------      ----------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           154                  68              16               19
 Redeemed.......................................           (81)                (64)            (12)              (9)
                                                   -----------       -------------      ----------     ------------
 Net Increase (Decrease)........................            73                   4               4               10
                                                   -----------       -------------      ----------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/VAN KAMPEN
                                                              COMSTOCK
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   28,560       $   39,159
 Net realized gain (loss) on investments........      (211,665)        (133,012)
 Change in unrealized appreciation
  (depreciation) of investments.................       738,712         (664,233)
                                                    ----------       ----------
 Net Increase (decrease) in net assets from
  operations....................................       555,607         (758,086)
                                                    ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       365,444          559,588
  Transfers between funds including
   guaranteed interest account, net.............       187,317          778,161
  Transfers for contract benefits and
   terminations.................................       (26,844)         (39,069)
  Contract maintenance charges..................      (140,393)        (122,145)
                                                    ----------       ----------
Net increase (decrease) in net assets from
 contractowners transations.....................       385,524        1,176,535
                                                    ----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           200               --
                                                    ----------       ----------
Increase (Decrease) in Net Assets...............       941,331          418,449
Net Assets -- Beginning of Period...............     1,594,764        1,176,315
                                                    ----------       ----------
Net Assets -- End of Period.....................    $2,536,095       $1,594,764
                                                    ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             7               15
 Redeemed.......................................            (7)              (4)
                                                    ----------       ----------
 Net Increase (Decrease)........................            --               11
                                                    ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             7                5
 Redeemed.......................................            (2)              (1)
                                                    ----------       ----------
 Net Increase (Decrease)........................             5                4
                                                    ----------       ----------

                                                          EQ/VAN KAMPEN              FIDELITY(R)
                                                          MID CAP GROWTH           MONEY MARKET (j)
                                                 -------------------------------- -----------------
                                                       2009            2008              2009
                                                 --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    (90,615)   $      (80,401)    $     9,556
 Net realized gain (loss) on investments........    (3,269,924)       (1,304,485)            (11)
 Change in unrealized appreciation
  (depreciation) of investments.................    12,340,576        (9,404,040)             12
                                                  ------------    --------------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     8,980,037       (10,788,926)          9,557
                                                  ------------    --------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,795,232         2,586,628          64,347
  Transfers between funds including
   guaranteed interest account, net.............    10,661,571         7,116,965      14,688,611
  Transfers for contract benefits and
   terminations.................................    (1,189,123)         (331,348)       (587,649)
  Contract maintenance charges..................    (1,268,417)         (972,422)       (160,823)
                                                  ------------    --------------     -----------
Net increase (decrease) in net assets from
 contractowners transations.....................    10,999,263         8,399,823      14,004,486
                                                  ------------    --------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --              --
                                                  ------------    --------------     -----------
Increase (Decrease) in Net Assets...............    19,979,300        (2,389,103)     14,014,043
Net Assets -- Beginning of Period...............    13,637,814        16,026,917              --
                                                  ------------    --------------     -----------
Net Assets -- End of Period.....................  $ 33,617,114    $   13,637,814     $14,014,043
                                                  ============    ==============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           158               104              --
 Redeemed.......................................           (64)              (50)             --
                                                  ------------    --------------     -----------
 Net Increase (Decrease)........................            94                54              --
                                                  ------------    --------------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            48                40             244
 Redeemed.......................................           (17)              (10)           (103)
                                                  ------------    --------------     -----------
 Net Increase (Decrease)........................            31                30             141
                                                  ------------    --------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                     ASSET MANAGER: GROWTH                  CONTRAFUND
                                                 ------------------------------ ---------------------------------
                                                      2009            2008            2009             2008
                                                 -------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   72,257    $     106,346   $      395,485   $      304,747
 Net realized gain (loss) on investments........     (943,320)         (66,825)     (10,041,698)      (7,441,451)
 Change in unrealized appreciation
  (depreciation) of investments.................    2,359,904       (2,744,180)      19,541,988      (13,201,509)
                                                   ----------    -------------   --------------   --------------
 Net Increase (decrease) in net assets from
  operations....................................    1,488,841       (2,704,659)       9,895,775      (20,338,213)
                                                   ----------    -------------   --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      145,015          132,315          677,014          811,151
  Transfers between funds including
   guaranteed interest account, net.............      228,022        2,432,143        4,762,326        2,025,624
  Transfers for contract benefits and
   terminations.................................      (50,494)         (71,925)      (1,813,764)      (1,940,325)
  Contract maintenance charges..................     (137,378)        (138,045)        (864,601)        (948,222)
                                                   ----------    -------------   --------------   --------------
Net increase (decrease) in net assets from
 contractowners transations.....................      185,165        2,354,488        2,760,975          (51,772)
                                                   ----------    -------------   --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --              420               --               --
                                                   ----------    -------------   --------------   --------------
Increase (Decrease) in Net Assets...............    1,674,006         (349,751)      12,656,750      (20,389,985)
Net Assets -- Beginning of Period...............    4,470,274        4,820,025       26,166,281       46,556,266
                                                   ----------    -------------   --------------   --------------
Net Assets -- End of Period.....................   $6,144,280    $   4,470,274   $   38,823,031   $   26,166,281
                                                   ==========    =============   ==============   ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --               --               --               --
 Redeemed.......................................           --               --               --               --
                                                   ----------    -------------   --------------   --------------
 Net Increase (Decrease)........................           --               --               --               --
                                                   ----------    -------------   --------------   --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           21               31               99               18
 Redeemed.......................................          (19)             (18)             (79)             (10)
                                                   ----------    -------------   --------------   --------------
 Net Increase (Decrease)........................            2               13               20                8
                                                   ----------    -------------   --------------   --------------

                                                    FIDELITY(R) VIP EQUITY-INCOME
                                                 -----------------------------------
                                                        2009              2008
                                                 ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $     96,077      $    155,724
 Net realized gain (loss) on investments........     (1,807,648)       (1,089,523)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,001,176        (2,546,871)
                                                   ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      1,289,605        (3,480,670)
                                                   ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........        134,810           206,941
  Transfers between funds including
   guaranteed interest account, net.............       (332,514)       (1,228,277)
  Transfers for contract benefits and
   terminations.................................        (84,820)         (157,276)
  Contract maintenance charges..................       (152,072)         (184,740)
                                                   ------------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       (434,596)       (1,363,352)
                                                   ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --                --
                                                   ------------      ------------
Increase (Decrease) in Net Assets...............        855,009        (4,844,022)
Net Assets -- Beginning of Period...............      4,515,139         9,359,161
                                                   ------------      ------------
Net Assets -- End of Period.....................   $  5,370,148      $  4,515,139
                                                   ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             --                --
 Redeemed.......................................             --                --
                                                   ------------      ------------
 Net Increase (Decrease)........................             --                --
                                                   ------------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             14                14
 Redeemed.......................................            (18)              (21)
                                                   ------------      ------------
 Net Increase (Decrease)........................             (4)               (7)
                                                   ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       FIDELITY(R) VIP                  FIDELITY(R) VIP
                                                       GROWTH & INCOME                    HIGH INCOME
                                                 ------------------------------ ---------------------------------
                                                      2009            2008            2009             2008
                                                 -------------- --------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   33,711    $      43,019   $  1,320,520     $    734,589
 Net realized gain (loss) on investments........     (864,730)        (134,222)    (1,464,994)        (969,736)
 Change in unrealized appreciation
  (depreciation) of investments.................    1,828,744       (2,012,846)     4,366,086       (2,022,122)
                                                   ----------    -------------   ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................      997,725       (2,104,049)     4,221,612       (2,257,269)
                                                   ----------    -------------   ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      168,506          193,618        198,731        3,336,572
  Transfers between funds including
   guaranteed interest account, net.............      785,228          741,455      7,374,108       (3,743,163)
  Transfers for contract benefits and
   terminations.................................      (29,381)        (115,297)      (200,102)        (267,434)
  Contract maintenance charges..................     (107,542)         (94,657)      (319,476)        (177,997)
                                                   ----------    -------------   ------------     ------------
Net increase (decrease) in net assets from
 contractowners transations.....................      816,811          725,119      7,053,261         (852,022)
                                                   ----------    -------------   ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --               --             --               --
                                                   ----------    -------------   ------------     ------------
Increase (Decrease) in Net Assets...............    1,814,536       (1,378,930)    11,274,873       (3,109,291)
Net Assets -- Beginning of Period...............    2,927,099        4,306,029      6,563,574        9,672,865
                                                   ----------    -------------   ------------     ------------
Net Assets -- End of Period.....................   $4,741,635    $   2,927,099   $ 17,838,447     $  6,563,574
                                                   ==========    =============   ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --               --             --               --
 Redeemed.......................................           --               --             --               --
                                                   ----------    -------------   ------------     ------------
 Net Increase (Decrease)........................           --               --             --               --
                                                   ----------    -------------   ------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           22               20            104               41
 Redeemed.......................................          (13)             (16)           (50)             (47)
                                                   ----------    -------------   ------------     ------------
 Net Increase (Decrease)........................            9                4             54               (6)
                                                   ----------    -------------   ------------     ------------

                                                          FIDELITY(R) VIP
                                                      INVESTMENT GRADE BOND
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $  1,282,735    $     389,350
 Net realized gain (loss) on investments........      (112,026)        (263,378)
 Change in unrealized appreciation
  (depreciation) of investments.................       977,133         (519,742)
                                                  ------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     2,147,842         (393,770)
                                                  ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,062,137          579,016
  Transfers between funds including
   guaranteed interest account, net.............    10,329,631         (664,417)
  Transfers for contract benefits and
   terminations.................................    (1,550,993)        (920,582)
  Contract maintenance charges..................      (350,357)        (213,609)
                                                  ------------    -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     9,490,418       (1,219,592)
                                                  ------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --               --
                                                  ------------    -------------
Increase (Decrease) in Net Assets...............    11,638,260       (1,613,362)
Net Assets -- Beginning of Period...............     8,340,156        9,953,518
                                                  ------------    -------------
Net Assets -- End of Period.....................  $ 19,978,416    $   8,340,156
                                                  ============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --               --
 Redeemed.......................................            --               --
                                                  ------------    -------------
 Net Increase (Decrease)........................            --               --
                                                  ------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           138               38
 Redeemed.......................................           (57)             (49)
                                                  ------------    -------------
 Net Increase (Decrease)........................            81              (11)
                                                  ------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         FIDELITY(R) VIP                  FIDELITY(R) VIP
                                                             MID CAP                           VALUE
                                                 -------------------------------- ---------------------------------
                                                       2009            2008             2009             2008
                                                 --------------- ---------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    124,092    $       78,125   $      31,562    $     31,248
 Net realized gain (loss) on investments........    (4,166,258)        1,525,077      (1,311,360)       (767,921)
 Change in unrealized appreciation
  (depreciation) of investments.................    12,713,271       (17,135,962)      2,887,666      (2,116,710)
                                                  ------------    --------------   -------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     8,671,105       (15,532,760)      1,607,868      (2,853,383)
                                                  ------------    --------------   -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       358,739           643,727          89,488          85,611
  Transfers between funds including
   guaranteed interest account, net.............     2,259,379          (688,436)        920,220        (921,417)
  Transfers for contract benefits and
   terminations.................................    (1,159,229)       (1,702,883)        (25,300)       (136,306)
  Contract maintenance charges..................      (711,044)         (826,324)       (115,641)       (138,032)
                                                  ------------    --------------   -------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       747,845        (2,573,916)        868,767      (1,110,144)
                                                  ------------    --------------   -------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --              --           3,150
                                                  ------------    --------------   -------------    ------------
Increase (Decrease) in Net Assets...............     9,418,950       (18,106,676)      2,476,635      (3,960,377)
Net Assets -- Beginning of Period...............    22,279,171        40,385,847       2,969,726       6,930,103
                                                  ------------    --------------   -------------    ------------
Net Assets -- End of Period.....................  $ 31,698,121    $   22,279,171   $   5,446,361    $  2,969,726
                                                  ============    ==============   =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --                --              --              --
 Redeemed.......................................            --                --              --              --
                                                  ------------    --------------   -------------    ------------
 Net Increase (Decrease)........................            --                --              --              --
                                                  ------------    --------------   -------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            41                41              23              11
 Redeemed.......................................           (38)              (54)            (14)            (19)
                                                  ------------    --------------   -------------    ------------
 Net Increase (Decrease)........................             3               (13)              9              (8)
                                                  ------------    --------------   -------------    ------------

                                                      FIDELITY(R) VIP VALUE
                                                            STRATEGIES
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $      17,851   $      24,672
 Net realized gain (loss) on investments........     (1,626,965)     (1,150,133)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,585,310      (2,135,183)
                                                  -------------   -------------
 Net Increase (decrease) in net assets from
  operations....................................      1,976,196      (3,260,644)
                                                  -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         51,299         136,110
  Transfers between funds including
   guaranteed interest account, net.............      1,375,601      (2,115,516)
  Transfers for contract benefits and
   terminations.................................        (20,854)       (291,583)
  Contract maintenance charges..................       (115,297)       (130,495)
                                                  -------------   -------------
Net increase (decrease) in net assets from
 contractowners transations.....................      1,290,749      (2,401,484)
                                                  -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --              --
                                                  -------------   -------------
Increase (Decrease) in Net Assets...............      3,266,945      (5,662,128)
Net Assets -- Beginning of Period...............      2,697,088       8,359,216
                                                  -------------   -------------
Net Assets -- End of Period.....................  $   5,964,033   $   2,697,088
                                                  =============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             --              --
 Redeemed.......................................             --              --
                                                  -------------   -------------
 Net Increase (Decrease)........................             --              --
                                                  -------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             23              10
 Redeemed.......................................            (13)            (23)
                                                  -------------   -------------
 Net Increase (Decrease)........................             10             (13)
                                                  -------------   -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             MULTIMANAGER
                                                        AGGRESSIVE EQUITY (f)
                                                 ------------------------------------
                                                       2009               2008
                                                 ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    (489,785)    $     (292,662)
 Net realized gain (loss) on investments........     (9,573,901)           997,032
 Change in unrealized appreciation
  (depreciation) of investments.................    102,184,636       (239,906,457)
                                                  -------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................     92,120,950       (239,202,087)
                                                  -------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     33,166,992         37,898,155
  Transfers between funds including
   guaranteed interest account, net.............     15,624,351        (19,361,895)
  Transfers for contract benefits and
   terminations.................................    (18,565,918)       (23,645,519)
  Contract maintenance charges..................    (30,075,099)       (31,474,886)
                                                  -------------     --------------
Net increase (decrease) in net assets from
 contractowners transations.....................        150,326        (36,584,145)
                                                  -------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........     (1,465,535)           (74,000)
                                                  -------------     --------------
Increase (Decrease) in Net Assets...............     90,805,741       (275,860,232)
Net Assets -- Beginning of Period...............    259,442,218        535,302,450
                                                  -------------     --------------
Net Assets -- End of Period.....................  $ 350,247,959     $  259,442,218
                                                  =============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            147                 25
 Redeemed.......................................           (116)              (105)
                                                  -------------     --------------
 Net Increase (Decrease)........................             31                (80)
                                                  -------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            109                 12
 Redeemed.......................................            (26)               (20)
                                                  -------------     --------------
 Net Increase (Decrease)........................             83                 (8)
                                                  -------------     --------------

                                                           MULTIMANAGER                       MULTIMANAGER
                                                            CORE BOND                     INTERNATIONAL EQUITY
                                                 -------------------------------- ------------------------------------
                                                       2009             2008             2009              2008
                                                 ---------------- --------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  2,967,750    $  3,744,858     $   594,477       $     789,609
 Net realized gain (loss) on investments........        (80,326)      2,040,252      (5,111,204)          1,869,820
 Change in unrealized appreciation
  (depreciation) of investments.................      3,847,315      (4,086,962)     17,098,013         (42,486,141)
                                                   ------------    ------------     -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................      6,734,739       1,698,148      12,581,286         (39,826,712)
                                                   ------------    ------------     -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,603,672       8,468,219       5,936,223           6,915,056
  Transfers between funds including
   guaranteed interest account, net.............     18,826,406       5,096,263      (2,316,607)         (1,439,723)
  Transfers for contract benefits and
   terminations.................................     (5,073,455)     (5,257,342)     (2,248,167)         (2,853,837)
  Contract maintenance charges..................     (5,839,973)     (4,921,082)     (3,331,420)         (3,406,563)
                                                   ------------    ------------     -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     16,516,650       3,386,058      (1,959,971)           (785,067)
                                                   ------------    ------------     -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --              --              --             (50,000)
                                                   ------------    ------------     -----------       -------------
Increase (Decrease) in Net Assets...............     23,251,389       5,084,206      10,621,315         (40,661,779)
Net Assets -- Beginning of Period...............     83,000,462      77,916,256      43,975,560          84,637,339
                                                   ------------    ------------     -----------       -------------
Net Assets -- End of Period.....................   $106,251,851    $ 83,000,462     $54,596,875       $  43,975,560
                                                   ============    ============     ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             46              24              10                  14
 Redeemed.......................................            (24)            (19)            (11)                 (9)
                                                   ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................             22               5              (1)                  5
                                                   ------------    ------------     -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            281             140              50                  59
 Redeemed.......................................           (178)           (120)            (69)                (72)
                                                   ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................            103              20             (19)                (13)
                                                   ------------    ------------     -----------       -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER                        MULTIMANAGER
                                                       LARGE CAP CORE EQUITY                  LARGE CAP GROWTH
                                                 ---------------------------------- ------------------------------------
                                                       2009              2008              2009              2008
                                                 ---------------- ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   83,253      $     25,225      $     2,227       $     (53,008)
 Net realized gain (loss) on investments........      (523,360)         (365,155)      (1,993,644)         (1,299,759)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,325,522        (3,422,875)       6,316,453          (8,366,392)
                                                    ----------      ------------      -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     1,885,415        (3,762,805)       4,325,036          (9,719,159)
                                                    ----------      ------------      -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       794,448         1,107,772        2,182,686           2,638,221
  Transfers between funds including
   guaranteed interest account, net.............       176,193          (640,962)         541,253          (1,076,940)
  Transfers for contract benefits and
   terminations.................................      (430,795)         (209,650)        (797,489)           (688,965)
  Contract maintenance charges..................      (544,280)         (579,473)      (1,232,995)         (1,313,602)
                                                    ----------      ------------      -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................        (4,434)         (322,313)         693,455            (441,286)
                                                    ----------      ------------      -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --               --                  --
                                                    ----------      ------------      -----------       -------------
Increase (Decrease) in Net Assets...............     1,880,981        (4,085,118)       5,018,491         (10,160,445)
Net Assets -- Beginning of Period...............     5,663,927         9,749,045       11,822,740          21,983,185
                                                    ----------      ------------      -----------       -------------
Net Assets -- End of Period.....................    $7,544,908      $  5,663,927      $16,841,231       $  11,822,740
                                                    ==========      ============      ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             3                 4                9                  12
 Redeemed.......................................            (3)               (3)              (9)                (10)
                                                    ----------      ------------      -----------       -------------
 Net Increase (Decrease)........................            --                 1               --                   2
                                                    ----------      ------------      -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            12                14               38                  39
 Redeemed.......................................           (13)              (19)             (30)                (45)
                                                    ----------      ------------      -----------       -------------
 Net Increase (Decrease)........................            (1)               (5)               8                  (6)
                                                    ----------      ------------      -----------       -------------

                                                             MULTIMANAGER
                                                           LARGE CAP VALUE
                                                 ----------------------------------
                                                       2009             2008
                                                 --------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    468,400     $     440,081
 Net realized gain (loss) on investments........    (5,018,316)       (1,600,662)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,008,272       (16,503,698)
                                                  ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................     6,458,356       (17,664,279)
                                                  ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,673,908         4,902,279
  Transfers between funds including
   guaranteed interest account, net.............    (2,707,927)        3,943,830
  Transfers for contract benefits and
   terminations.................................    (1,368,017)       (1,634,028)
  Contract maintenance charges..................    (2,082,548)       (2,112,723)
                                                  ------------     -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (2,484,584)        5,099,358
                                                  ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (9,000)
                                                  ------------     -------------
Increase (Decrease) in Net Assets...............     3,973,772       (12,573,921)
Net Assets -- Beginning of Period...............    30,423,726        42,997,647
                                                  ------------     -------------
Net Assets -- End of Period.....................  $ 34,397,498     $  30,423,726
                                                  ============     =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            10                16
 Redeemed.......................................           (10)               (9)
                                                  ------------     -------------
 Net Increase (Decrease)........................            --                 7
                                                  ------------     -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            37                75
 Redeemed.......................................           (62)              (48)
                                                  ------------     -------------
 Net Increase (Decrease)........................           (25)               27
                                                  ------------     -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                           MID CAP GROWTH
                                                 ------------------------------------
                                                        2009              2008
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   (83,784)      $    (111,559)
 Net realized gain (loss) on investments........    (3,443,322)         (1,803,825)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,650,276         (13,570,205)
                                                   -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     8,123,170         (15,485,589)
                                                   -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,091,742           3,561,879
  Transfers between funds including
   guaranteed interest account, net.............    (1,225,849)         (1,656,143)
  Transfers for contract benefits and
   terminations.................................      (941,645)         (1,063,609)
  Contract maintenance charges..................    (2,211,924)         (2,181,375)
                                                   -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (1,287,676)         (1,339,248)
                                                   -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --             (14,000)
                                                   -----------       -------------
Increase (Decrease) in Net Assets...............     6,835,494         (16,838,837)
Net Assets -- Beginning of Period...............    19,569,876          36,408,713
                                                   -----------       -------------
Net Assets -- End of Period.....................   $26,405,370       $  19,569,876
                                                   ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             5                   6
 Redeemed.......................................            (5)                 (6)
                                                   -----------       -------------
 Net Increase (Decrease)........................            --                  --
                                                   -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            44                  48
 Redeemed.......................................           (57)                (62)
                                                   -----------       -------------
 Net Increase (Decrease)........................           (13)                (14)
                                                   -----------       -------------

                                                            MULTIMANAGER                      MULTIMANAGER
                                                           MID CAP VALUE                    MULTI-SECTOR BOND
                                                 ---------------------------------- ---------------------------------
                                                       2009             2008              2009             2008
                                                 --------------- ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $  1,178,260     $      55,713     $   5,654,682    $  15,571,685
 Net realized gain (loss) on investments........    (7,038,608)       (4,688,232)      (13,831,082)      (8,011,463)
 Change in unrealized appreciation
  (depreciation) of investments.................    21,881,025       (16,939,226)       20,252,555      (51,057,039)
                                                  ------------     -------------     -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................    16,020,677       (21,571,745)       12,076,155      (43,496,817)
                                                  ------------     -------------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,389,623         5,217,954        12,414,470       29,622,108
  Transfers between funds including
   guaranteed interest account, net.............    (1,199,936)       (2,077,731)       (9,094,248)     (24,525,460)
  Transfers for contract benefits and
   terminations.................................    (2,054,895)       (3,130,608)       (6,234,374)      (8,814,127)
  Contract maintenance charges..................    (2,626,217)       (2,649,325)      (10,244,117)     (10,748,971)
                                                  ------------     -------------     -------------    -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (1,491,425)       (2,639,710)      (13,158,269)     (14,466,450)
                                                  ------------     -------------     -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --           (99,000)           20,000         (215,000)
                                                  ------------     -------------     -------------    -------------
Increase (Decrease) in Net Assets...............    14,529,252       (24,310,455)       (1,062,114)     (58,178,267)
Net Assets -- Beginning of Period...............    37,583,068        61,893,523       133,657,065      191,835,332
                                                  ------------     -------------     -------------    -------------
Net Assets -- End of Period.....................  $ 52,112,320     $  37,583,068     $ 132,594,951    $ 133,657,065
                                                  ============     =============     =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            14                14                74              207
 Redeemed.......................................           (14)               (7)             (113)            (241)
                                                  ------------     -------------     -------------    -------------
 Net Increase (Decrease)........................            --                 7               (39)             (34)
                                                  ------------     ---------------   -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            77                70                36               25
 Redeemed.......................................           (91)             (101)              (52)             (60)
                                                  ------------     -------------     -------------    -------------
 Net Increase (Decrease)........................           (14)              (31)              (16)             (35)
                                                  ------------     -------------     -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          MULTIMANAGER                      MULTIMANAGER
                                                        SMALL CAP GROWTH                  SMALL CAP VALUE
                                                 ------------------------------ ------------------------------------
                                                      2009            2008             2009              2008
                                                 -------------- --------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   (8,374)   $      (5,026)   $   190,463       $     (27,144)
 Net realized gain (loss) on investments........     (474,009)        (444,028)    (6,819,181)         (3,278,679)
 Change in unrealized appreciation
  (depreciation) of investments.................    1,951,235       (1,836,092)    12,659,383         (12,014,427)
                                                   ----------    -------------    -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................    1,468,852       (2,285,146)     6,030,665         (15,320,250)
                                                   ----------    -------------    -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    1,123,473        1,393,219      3,571,592           5,066,996
  Transfers between funds including
   guaranteed interest account, net.............    1,037,559          315,988     (1,931,657)         (4,787,815)
  Transfers for contract benefits and
   terminations.................................     (149,490)         (83,490)    (1,668,841)         (1,659,609)
  Contract maintenance charges..................     (457,655)        (419,764)    (2,096,002)         (2,320,371)
                                                   ----------    -------------    -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    1,553,887        1,205,953     (2,124,908)         (3,700,799)
                                                   ----------    -------------    -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --           (4,348)            --             (89,002)
                                                   ----------    -------------    -----------       -------------
Increase (Decrease) in Net Assets...............    3,022,739       (1,083,541)     3,905,757         (19,110,051)
Net Assets -- Beginning of Period...............    3,527,602        4,611,143     24,193,901          43,303,952
                                                   ----------    -------------    -----------       -------------
Net Assets -- End of Period.....................   $6,550,341    $   3,527,602    $28,099,658       $  24,193,901
                                                   ==========    =============    ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --               --              9                   9
 Redeemed.......................................           --               --             (8)                (10)
                                                   ----------    -------------    -----------       -------------
 Net Increase (Decrease)........................           --               --              1                  (1)
                                                   ----------    -------------    -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           52               27             34                  15
 Redeemed.......................................          (31)             (14)           (51)                (36)
                                                   ----------    -------------    -----------       -------------
 Net Increase (Decrease)........................           21               13            (17)                (21)
                                                   ----------    -------------    -----------       -------------

                                                             MULTIMANAGER
                                                              TECHNOLOGY
                                                 ------------------------------------
                                                        2009              2008
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  (252,094)      $    (318,846)
 Net realized gain (loss) on investments........    (2,973,341)          1,302,040
 Change in unrealized appreciation
  (depreciation) of investments.................    31,282,209         (45,032,927)
                                                   -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................    28,056,774         (44,049,733)
                                                   -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     6,789,321           8,386,016
  Transfers between funds including
   guaranteed interest account, net.............     4,857,836          (2,605,160)
  Transfers for contract benefits and
   terminations.................................    (2,772,799)         (3,095,651)
  Contract maintenance charges..................    (4,400,300)         (4,502,608)
                                                   -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     4,474,058          (1,817,403)
                                                   -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (249,000)
                                                   -----------       -------------
Increase (Decrease) in Net Assets...............    32,530,832         (46,116,136)
Net Assets -- Beginning of Period...............    47,556,666          93,672,802
                                                   -----------       -------------
Net Assets -- End of Period.....................   $80,087,498       $  47,556,666
                                                   ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             9                  11
 Redeemed.......................................            (5)                 (7)
                                                   -----------       -------------
 Net Increase (Decrease)........................             4                   4
                                                   -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           165                  79
 Redeemed.......................................          (139)               (114)
                                                   -----------       -------------
 Net Increase (Decrease)........................            26                 (35)
                                                   -----------       -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             NATURAL
                                                          RESOURCES (i)
                                                 --------------------------------
                                                       2009            2008
                                                 --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     56,008    $       24,460
 Net realized gain (loss) on investments........    (3,059,600)       (2,825,057)
 Change in unrealized appreciation
  (depreciation) of investments.................    14,001,075        (9,626,203)
                                                  ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................    10,997,483       (12,426,800)
                                                  ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,046,147         7,360,633
  Transfers between funds including
   guaranteed interest account, net.............     6,071,042        16,649,535
  Transfers for contract benefits and
   terminations.................................      (192,091)               --
  Contract maintenance charges..................      (399,098)         (165,163)
                                                  ------------    --------------
Net increase (decrease) in net assets from
 contractowners transations.....................     6,526,000        23,845,005
                                                  ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --
                                                  ------------    --------------
Increase (Decrease) in Net Assets...............    17,523,483        11,418,205
Net Assets -- Beginning of Period...............    11,418,205                --
                                                  ------------    --------------
Net Assets -- End of Period.....................  $ 28,941,688    $   11,418,205
                                                  ============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --                --
 Redeemed.......................................            --                --
                                                  ------------    --------------
 Net Increase (Decrease)........................            --                --
                                                  ------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           230               346
 Redeemed.......................................          (118)              (91)
                                                  ------------    --------------
 Net Increase (Decrease)........................           112               255
                                                  ------------    --------------

                                                          TARGET 2015                   TARGET 2025
                                                        ALLOCATION (i)                ALLOCATION (i)
                                                 ----------------------------- -----------------------------
                                                      2009           2008            2009           2008
                                                 -------------- -------------- ---------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  119,947     $ 33,450        $   59,493      $ 22,685
 Net realized gain (loss) on investments........       59,479      (26,966)           12,881         2,368
 Change in unrealized appreciation
  (depreciation) of investments.................      232,985      (55,945)          159,770           480
                                                   ----------     --------        ----------      --------
 Net Increase (decrease) in net assets from
  operations....................................      412,411      (49,461)          232,144        25,533
                                                   ----------     --------        ----------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      160,610       49,485             5,952           713
  Transfers between funds including
   guaranteed interest account, net.............    1,873,642      881,094           763,953       633,977
  Transfers for contract benefits and
   terminations.................................      (26,172)          --              (358)           --
  Contract maintenance charges..................      (48,631)      (3,275)          (28,977)       (2,070)
                                                   ----------     --------        ----------      --------
Net increase (decrease) in net assets from
 contractowners transations.....................    1,959,449      927,304           740,570       632,620
                                                   ----------     --------        ----------      --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --           --               (10)           --
                                                   ----------     --------        ----------      --------
Increase (Decrease) in Net Assets...............    2,371,860      877,843           972,704       658,153
Net Assets -- Beginning of Period...............      877,843           --           658,153            --
                                                   ----------     --------        ----------      --------
Net Assets -- End of Period.....................   $3,249,703     $877,843        $1,630,857      $658,153
                                                   ==========     ========        ==========      ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --           --                --            --
 Redeemed.......................................           --           --                --            --
                                                   ----------     --------        ----------      --------
 Net Increase (Decrease)........................           --           --                --            --
                                                   ----------     --------        ----------      --------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           37           13                12             9
 Redeemed.......................................          (11)          (2)               (3)           --
                                                   ----------     --------        ----------      --------
 Net Increase (Decrease)........................           26           11                 9             9
                                                   ----------     --------        ----------      --------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          TARGET 2035
                                                        ALLOCATION (i)
                                                 -----------------------------
                                                       2009           2008
                                                 ---------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   45,826     $    3,119
 Net realized gain (loss) on investments........        26,215            722
 Change in unrealized appreciation
  (depreciation) of investments.................       110,993        (16,517)
                                                    ----------     ----------
 Net Increase (decrease) in net assets from
  operations....................................       183,034        (12,676)
                                                    ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         2,258             --
  Transfers between funds including
   guaranteed interest account, net.............     1,019,710        109,900
  Transfers for contract benefits and
   terminations.................................            --             --
  Contract maintenance charges..................       (20,226)          (634)
                                                    ----------     ----------
Net increase (decrease) in net assets from
 contractowners transations.....................     1,001,742        109,266
                                                    ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --             --
                                                    ----------     ----------
Increase (Decrease) in Net Assets...............     1,184,776         96,590
Net Assets -- Beginning of Period...............        96,590             --
                                                    ----------     ----------
Net Assets -- End of Period.....................    $1,281,366     $   96,590
                                                    ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --             --
 Redeemed.......................................            --             --
                                                    ----------     ----------
 Net Increase (Decrease)........................            --             --
                                                    ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            15              1
 Redeemed.......................................            (2)            --
                                                    ----------     ----------
 Net Increase (Decrease)........................            13              1
                                                    ----------     ----------

                                                      TARGET 2045               VANGUARD VIF
                                                    ALLOCATION (i)              EQUITY INDEX
                                                 --------------------- ------------------------------
                                                     2009       2008        2009            2008
                                                 ------------ -------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $ 11,189        --    $   86,712    $     258,917
 Net realized gain (loss) on investments........     55,709    $   --      (400,087)        (207,953)
 Change in unrealized appreciation
  (depreciation) of investments.................      2,279        --     1,354,481       (2,355,208)
                                                   --------    ------    ----------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     69,177        --     1,041,106       (2,304,244)
                                                   --------    ------    ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,331     8,099       868,952        1,627,755
  Transfers between funds including
   guaranteed interest account, net.............     74,551        --      (356,370)        (124,368)
  Transfers for contract benefits and
   terminations.................................         --        --       (35,119)         (76,729)
  Contract maintenance charges..................     (7,450)       --      (515,603)        (494,378)
                                                   --------    ------    ----------    -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     75,432     8,099       (38,140)         932,280
                                                   --------    ------    ----------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........         --        --            --          (30,000)
                                                   --------    ------    ----------    -------------
Increase (Decrease) in Net Assets...............    144,609     8,099     1,002,966       (1,401,964)
Net Assets -- Beginning of Period...............      8,099        --     4,110,696        5,512,660
                                                   --------    ------    ----------    -------------
Net Assets -- End of Period.....................   $152,708    $8,099    $5,113,662    $   4,110,696
                                                   ========    ======    ==========    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................         --        --            10               18
 Redeemed.......................................         --        --           (10)             (10)
                                                   --------    ------    ----------    -------------
 Net Increase (Decrease)........................         --        --            --                8
                                                   --------    ------    ----------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................         19        --            --               --
 Redeemed.......................................        (16)       --            --               --
                                                   --------    ------    ----------    -------------
 Net Increase (Decrease)........................          3        --            --               --
                                                   --------    ------    ----------    -------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(b) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate II due to a fund merger on September 11, 2009.
(d) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(e) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(f) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(g) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(h) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(i) Units were made available for sale on May 1, 2008.
(j) Units were made available for sale on May 1, 2009.
(k) Units were made available for sale on September 18, 2009.
-------

The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2009

1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of a mutual fund's portfolio of AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, and Vanguard Variable Insurance Fund ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following separate Variable Investment Options:

AXA Premier VIP Trust*
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Growth
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond(8)
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanger Technology
o Natural Resources
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation
EQ Advisors Trust*
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Moderate Growth Strategy
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index(1)
o EQ/Core Bond Index(2)
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS(3)
o EQ/Evergreen Omega
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS(4)
o EQ/Global Multi-Sector Equity(5)
o EQ/Intermediate Government Bond Index(6)
o EQ/International Core PLUS
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/PIMCO Ultra Short Bond(7)
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Mid Cap Growth
Fidelity(R) Variable Insurance Products
o Fidelity(R) Money Market
o Fidelity(R) VIP Asset Manager: Growth
o Fidelity(R) VIP Contrafund(R)
o Fidelity(R) VIP Equity-Income
o Fidelity(R) VIP Growth & Income
o Fidelity(R) VIP High Income
o Fidelity(R) VIP Investment Grade Bond
o Fidelity(R) VIP Mid Cap
o Fidelity(R) VIP Value
o Fidelity(R) VIP Value Strategies
Vanguard Varaiable Insurance Fund
o Vanguard VIF Equity Index

----------------------

 (1) Formerly known as EQ/AllianceBernstein Common Stock
 (2) Formerly known as EQ/JPMorgan Core Bond
 (3) Fund was renamed twice this year. EQ/Marsico Focus was the former name, until 05/01/09 when name changed to EQ/Focus PLUS. On 09/18/09 the second change resulted in the current name.
 (4) Formerly known as EQ/Evergreen International Bond
 (5) Formerly known as EQ/Van Kampen Emerging Markets Equity
 (6) Formerly known as EQ/AllianceBernstein Intermediate Government Securities
 (7) Formerly known as EQ/PIMCO Real Return
 (8) Formerly known as Multimanager High Yield
  * An affiliate of AXA Equitable provides advisory services to one or more Portfolios of this Trust.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

1. Organization (Continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):
o Accumulator Life
o Incentive Life
o Incentive Life 2000
o Incentive Life Sales (1999 and after)
o Incentive Life '02
o Incentive Life '06
o Incentive Life(R) Optimizer
o Incentive Life PlusSM
o Incentive Life Plus Original Series
o Paramount Life
o IL Legacy
o IL Legacy II
o IL ProtectorSM
o Incentive Life COLI
o Incentive Life COLI '04
o Champion 2000
o Survivorship 2000
o Survivorship Incentive Life 1999
o Survivorship Incentive Life '02
o Survivorship Incentive Life(R) Legacy
o SP-Flex
o Corporate Owned Incentive Life(R)

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life PlusSM." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those Variable Investment Options supporting life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

Each of the Variable Investment Options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners.

In the normal course of business, the Variable Investment Options of the Account enter into Contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Effective April 1, 2009, and as further described in Note 3 of the financial statements, the Account implemented the new guidance related to Fair Value Measurements and Disclosures. This modification retains the "exit price" objective of fair value measurement and provides additional guidance for estimating fair value when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This guidance also references guidance on distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Implementation of the revised guidance did not have an impact on the net assets of the Account.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account primarily related to premiums, surrenders and death benefits.

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the fund the Contract is invested in, net of Contract charges.

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and the guaranteed interest account, net, are amounts that participants have directed to be moved the among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits.

Transfers for Contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for Contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Fair Value Disclosures

Under GAAP fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

3. Fair Value Disclosures (Concluded)

Level 1 - Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment assets of each Variable Investment Option of the Account have been classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to Contractowners of variable insurance policies. The Variable Investment Options may, without restriction, transact at the daily Net Asset Value(s) (NAV) of the mutual funds. The NAV represents the daily, per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

As of December 31, 2009, the Account did not hold any investments with significant unobservable inputs (Level 3).


4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                 Purchases          Sales
                                                ------------    ------------
AXA Aggressive Allocation.....................  $ 46,690,029    $ 25,187,550
AXA Balanced Strategy.........................         8,077             399
AXA Conservative Allocation...................    34,587,215      16,914,100
AXA Conservative Growth Strategy..............         7,664               0
AXA Conservative Strategy.....................         1,381             225
AXA Conservative-Plus Allocation..............    31,560,324       6,741,822
AXA Growth Strategy...........................       159,549             177
AXA Moderate Allocation.......................   139,684,340     120,531,686
AXA Moderate Growth Strategy..................     3,761,745          18,055
AXA Moderate-Plus Allocation..................   107,451,681      37,130,977
EQ/AllianceBernstein International............    29,638,152      63,193,781
EQ/AllianceBernstein Small Cap Growth.........     9,205,923      21,254,102
EQ/BlackRock Basic Value Equity...............    24,578,740      19,262,902
EQ/BlackRock International Value..............    21,032,079      22,699,977
EQ/Boston Advisors Equity Income..............     4,216,732       3,436,360
EQ/Calvert Socially Responsible...............       155,318         172,012
EQ/Capital Guardian Growth....................     3,199,656       2,893,050
EQ/Capital Guardian Research..................     6,169,319      14,939,818
EQ/Common Stock Index.........................    50,666,807     158,476,087
EQ/Core Bond Index............................    36,979,120      33,577,773
EQ/Equity 500 Index...........................    61,761,309      84,740,585
EQ/Equity Growth PLUS.........................    10,746,111      24,685,307
EQ/Evergreen Omega............................    14,923,899       4,320,958
EQ/GAMCO Mergers and Acquisitions.............     3,638,332       1,675,632
EQ/GAMCO Small Company Value..................    19,288,239       7,005,196
EQ/Global Bond PLUS...........................    14,575,613      12,156,159
EQ/Global Multi-Sector Equity.................    43,115,512      37,718,954
EQ/Intermediate Government Bond Index.........    23,265,897      49,249,045
EQ/International Core PLUS....................    12,827,639       5,049,851
EQ/International Growth.......................    12,214,181       4,696,429
EQ/JPMorgan Value Opportunities...............     5,367,890       5,388,273
EQ/Large Cap Core PLUS........................     1,729,748       1,884,856
EQ/Large Cap Growth Index.....................    12,694,603      12,632,599
EQ/Large Cap Growth PLUS......................     9,959,890      18,496,858

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

4. Purchases and Sales of Investments (Concluded)


                                               Purchases         Sales
                                              ------------   ------------
EQ/Large Cap Value Index.....................    2,365,307      1,107,185
EQ/Large Cap Value PLUS......................   20,426,519     61,170,074
EQ/Lord Abbett Growth and Income.............      807,577        299,373
EQ/Lord Abbett Large Cap Core................    4,745,292      1,830,344
EQ/Mid Cap Index.............................   10,239,703     12,988,614
EQ/Mid Cap Value PLUS........................  227,691,406    156,301,068
EQ/Money Market..............................  239,160,472    321,255,472
EQ/Montag & Caldwell Growth..................    9,011,172      4,585,028
EQ/PIMCO Ultra Short Bond....................   65,749,884     42,427,872
EQ/Quality Bond PLUS.........................   66,505,006     76,317,445
EQ/Small Company Index.......................    9,950,926      9,533,259
EQ/T. Rowe Price Growth Stock................   11,263,983      5,927,167
EQ/UBS Growth and Income.....................    1,207,848        891,051
EQ/Van Kampen Comstock.......................      954,208        539,924
EQ/Van Kampen Mid Cap Growth.................   17,125,573      6,219,231
Fidelity(R) Money Market.....................   24,265,236     10,251,194
Fidelity(R) VIP Asset Manager: Growth........    2,485,777      2,217,008
Fidelity(R) VIP Contrafund...................   14,229,341     11,063,156
Fidelity(R) VIP Equity-Income................    1,651,411      1,989,823
Fidelity(R) VIP Growth & Income..............    2,214,047      1,363,525
Fidelity(R) VIP High Income..................   15,238,012      6,864,231
Fidelity(R) VIP Investment Grade Bond........   17,866,904      7,040,891
Fidelity(R) VIP Mid Cap......................    7,915,828      6,898,437
Fidelity(R) VIP Value........................    2,483,609      1,583,280
Fidelity(R) VIP Value Strategies.............    3,054,502      1,745,902
Multimanager Aggressive Equity...............   35,264,759     35,358,581
Multimanager Core Bond.......................   47,416,325     27,718,642
Multimanager International Equity............    8,021,635      9,392,267
Multimanager Large Cap Core Equity...........    1,758,908      1,680,939
Multimanager Large Cap Growth................    3,618,393      2,922,711
Multimanager Large Cap Value.................    5,603,876      7,621,475
Multimanager Mid Cap Growth..................    4,175,053      5,551,227
Multimanager Mid Cap Value...................   11,412,908     11,724,223
Multimanager Multi-Sector Bond...............   24,258,095     31,735,387
Multimanager Small Cap Growth................    3,569,369      2,003,697
Multimanager Small Cap Value.................    5,710,501      7,645,030
Multimanger Technology.......................   19,373,876     15,153,817
Natural Resources............................   16,333,935      7,414,357
Target 2015 Allocation.......................    3,045,355        960,554
Target 2025 Allocation.......................      999,221        195,985
Target 2035 Allocation.......................    1,248,584        197,409
Target 2045 Allocation.......................    1,442,321      1,354,493
Vanguard VIF Equity Index....................    1,088,384        961,070

5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

5. Expenses and Related Party Transactions (Concluded)

average daily net assets. These fees are reflected in the net asset value of the shares of The Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far
East), Fidelity Investments Japan Limited, and FMR Co., Inc. serve as investment managers for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual Portfolios and range for EQAT and VIP from a low of 0.07% to a high of 1.19% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


6. Reorganizations

In 2009, several fund reorganizations were made within EQ Advisors Trust, and corresponding reorganizations were made within the Variable Investment Options of the Account. In these reorganizations, certain Portfolios of EQ Advisors Trust (the " Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQ Advisors Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were merged with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). Contractholders of the Removed Investment Options received interests in the Surviving Investment Options with a value equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------------------
                           Removed Portfolio                      Surviving Portfolio
-----------------------------------------------------------------------------------------------------
  September 11, 2009       EQ/Ariel Appreciation II               EQ/Mid Cap Value PLUS
                           EQ/Lord Abbett Mid Cap Value
                           EQ/Van Kampen Real Estate
-----------------------------------------------------------------------------------------------------
                           EQ/Ariel Appreciation II
Shares -- Class A              316,009
Value -- Class A           $      9.38
Shares -- Class B               50,411
Value -- Class B           $      9.40
Net Assets Before Merger   $ 3,438,028
Net Assets After Merger    $        --
                           EQ/Lord Abbett Mid Cap Value
Shares -- Class A            1,604,414
Value -- Class A           $      7.92
Shares -- Class B              117,759
Value -- Class B           $      7.93
Net Assets Before Merger   $13,640,788
Net Assets After Merger    $        --
                           EQ/Van Kampen Real Estate
Shares -- Class A            6,725,545                               27,541,666
Value -- Class A           $      5.48                             $       7.83
Shares -- Class B              510,838                                  785,654
Value -- Class B           $      5.48                             $       7.74
Net Assets Before Merger   $39,655,379                             $164,998,012
Net Assets After Merger    $        --                             $221,732,207
-----------------------------------------------------------------------------------------------------
 September 11, 2009        EQ/AXA Rosenberg Value Long/Short      EQ/PIMCO Ultra Short Bond
                           Equity
                           EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------
                           EQ/AXA Rosenberg Value Long/Short
                           Equity
Shares -- Class A              594,116
Value -- Class A           $      8.63
Shares -- Class B              349,713
Value -- Class B           $      8.60
Net Assets Before Merger   $ 8,134,753
Net Assets After Merger    $        --
                           EQ/Short Duration Bond
Shares -- Class A              414,390                               3,489,285
Value -- Class A           $      9.12                            $       9.95
Shares -- Class B              177,824                               1,733,884
Value -- Class B           $      9.13                            $       9.95
Net Assets Before Merger   $ 5,401,645                            $ 38,445,299
Net Assets After Merger    $        --                            $ 51,981,697
-----------------------------------------------------------------------------------------------------
 September 18, 2009        Multimanager Health Care               Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------
Shares -- Class A            2,349,607                              14,641,928
Value -- Class A           $      9.21                            $      22.08
Shares -- Class B              657,157                                 812,579
Value -- Class B           $      9.02                            $      21.67
Net Assets Before Merger   $27,567,437                            $313,355,842
Net Assets After Merger    $        --                            $340,923,279
-----------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations (Concluded)


-----------------------------------------------------------------------------------------------------
                            Removed Portfolio                    Surviving Portfolio
-----------------------------------------------------------------------------------------------------
 September 25, 2009         EQ/Caywood Scholl High Yield Bond    EQ/Quality Bond PLUS
-----------------------------------------------------------------------------------------------------
Shares -- Class B            1,058,150                             3,202,885
Value -- Class B            $     3.99                           $      9.19
Net Assets Before Merger    $4,222,019                           $25,212,495
Net Assets After Merger     $       --                           $29,434,514
-----------------------------------------------------------------------------------------------------
 September 25, 2009         EQ/Long Term Bond                    EQ/Core Bond Index
-----------------------------------------------------------------------------------------------------
Shares -- Class A              195,111                             3,546,318
Value -- Class A            $    12.74                           $      9.62
Shares -- Class B              137,831                             2,203,215
Value -- Class B            $    12.74                           $      9.62
Net Assets Before Merger    $4,241,681                           $51,090,302
Net Assets After Merger     $       --                           $55,331,983

7. Contractowner Charges

Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:


                                                           Mortality and Expense     Mortality     Administrative     Total
                                                          ----------------------- --------------- ---------------- ----------
Accumulator Life.........................................      varies (b)(d)         varies (b)     varies (b)(f)    varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000......................   0.60% (a)                 --              --           0.60%
Incentive Life '02.......................................   varies (b)(g)             --              --           0.80%
Incentive Life '06.......................................   0.85%(b)(e)               --              --           0.85%
Survivorship Incentive Life '02..........................   0.90%(b)                  --              --           0.90%
Paramount Life...........................................   0.60%(a)                  --              --           0.60%
Incentive Life Plus Original Series......................   0.60%(b)                  --              --           0.60%
Incentive Life COLI......................................   0.60%(b)                  --              --           0.60%
Incentive Life COLI '04..................................   0.75%(b)(c)               --              --           0.75%
Survivorship Incentive Life 1999.........................   0.60%(a)                  --              --           0.60%
Survivorship 2000........................................   0.90%(a)                  --              --           0.90%
IL Legacy................................................   1.75%(b)(h)               --              --           1.75%
IL Legacy II.............................................   0.85%(b)(i)               --              --           0.85%
IL Protector.............................................   0.80%(a)                  --              --           0.80%
SP-Flex..................................................   0.85%(a)                0.60%(a)        0.35%(a)       1.80%
Incentive Life(R) Optimizer..............................   0.85%(b)(e)               --              --           0.85%
Survivorship Incentive Life(R) Legacy....................   0.55%(b)(j)               --              --           0.55%
Corporate Owned Incentive Life(R)........................   0.35%(b)(k)               --              --           0.35%

----------------------

(a)   Charged to daily net assets of the Account.

(b) Charged to Contractowners Account and is included in Transfer for Contract benefits and terminations in the Statements of Changes in Net Assets.

(c)   Policy years 1-5 0.75% (1.00% maximum)
      Policy years 6-20 0.55% (0.75% maximum)

(d) Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum
      Policy years 11+0.30% to 0.50% maximum

(e)   Policy years 1-8 0.85% (1.00% maximum)
      Policy years 9-10 0.00% (1.00% maximum)
      Policy years 11+ 0.00% (0.50% maximum)

(f)   Policy years 1-10 0.72% to 1.73%
      Policy years 11+ 0.11% to 0.32%

(g)   Policy years 1-15 0.80%, 0.70% or 0.60% depending
      Policy years 16+ 0.30% or 0.20% depending

(h)   Policy years 1-10 1.75% (maximum and current)
      Policy years 11-20 0.25% (0.50% maximum)
      Policy Years 21+ 0.00% (0.50% maximum)

(i)   Policy years 1-15 0.85% (maximum and current)
      Policy years 26+ 0.00% (0.85% maximum)
      For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.

(j)   Policy years 1-15 0.55% (maximum)
      Policy years 16+ 0.05% (0.55% maximum)
      For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

(k)   Policy years 1-10 0.35% (0.50% maximum)
      Policy years 11+ 0.10% (0.35% maximum)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Continued)

The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity Contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life '06 mortality and expense risk charge of 0.85% will be in effect for the first 8 policy years on a current basis. For policy years 9 and later, the charge is currently 0.00%. The current mortality and expense risk charges are lower than guaranteed charges .

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life(R) Optimizer mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years on a 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive
Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for Contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for Contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Concluded)


Charges                                     When charge is deducted
------------------------------------------- -------------------------
Riders                                      Monthly

Death Benefit Guarantee (Guaranteed         Monthly
Minimum Death Benefit Charge).

Charge for State and Local Tax Expense      At time of premium
                                            payment

Charge for Federal Tax Expenses             At time of premium
                                            payment

Premium Charge                              At time of premium
                                            payment

Monthly administrative charges              Monthly

Cost of Insurance (COI) and Rating          Monthly
charge

Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on Contract.

Partial Withdrawal                          At time of transaction.

Increase in policy's face amount            At time of transaction.

Administrative Surrender Charge             At time of transaction.

Transfers among investment options          At time of transaction.
per policy year



Charges                                                          Amount deducted                           How deducted
------------------------------------------- -------------------------------------------------------- -----------------------
Riders                                      Amount varies depending on the specifics of your         Unit liquidation from
                                            policy. Depending on the rider, may be additional        account value
                                            charges deducted from premiums.

Death Benefit Guarantee (Guaranteed         Low - $0.01 for each $1,000 of face amount of            Unit liquidation from
Minimum Death Benefit Charge).              the policy.                                              account value

                                            High - $0.02 for each $1,000 of face amount of
                                            the policy.

Charge for State and Local Tax Expense      Varies by state of residence of insured person.          Deducted from
                                                                                                     premium

Charge for Federal Tax Expenses             1.25%                                                    Deducted from
                                                                                                     premium

Premium Charge                              Depending on the policy, varies from a flat fee of $2    Deducted from
                                            to $250 to a range of 3% to 30% on premiums              premium

Monthly administrative charges              Low - $5 per month                                       Unit liquidation from
                                                                                                     account value

                                            High - Depending on face amount, policyholder
                                            age at issue and policy year, up to $55 per month.

                                            Depending on the policy, may also be a charge per
                                            $1,000 of face amount ranging from $0.03 to
                                            $ 0.70

Cost of Insurance (COI) and Rating          Amount varies depending upon specifics of policy.        Unit liquidation from
charge                                      COI based upon amount at risk. Rating Charge             account value
                                            based upon face amount of insurance.

Surrender, termination or decrease in       The amount of surrender charges if applicable is set     Unit liquidation from
face amount of policy during the first 10   forth in your policy.                                    account value
or 15 years depending on Contract.

Partial Withdrawal                          $25 (or if less, 2% of the withdrawal), if applicable    Unit liquidation from
                                                                                                     account value

Increase in policy's face amount            $1.50 for each $1,000 of the increase (but not           Unit liquidation from
                                            more than $250 in total), if applicable                  account value

Administrative Surrender Charge             $2 to $6 per 1,000 depending on issue age which          Unit liquidation from
                                            after the third year declines if applicable              account value

                                            Depending on the policy, may also be a charge per
                                            policy ranging from $450 to $540 which after the
                                            third year declines

Transfers among investment options          Low - $25 after 12 transfers if applicable               Unit liquidation from
per policy year                                                                                      account value

                                            High - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 130.17             --                 --            --        27.60%
         Highest contract charge 0.90% Class A         $ 123.02             --                 --            --        26.45%
         All contract charges                                --            541            $68,292          1.23%          --
  2008   Lowest contract charge 0.00% Class A          $ 102.02             --                 --            --       (39.04)%
         Highest contract charge 0.90% Class A         $  97.29             --                 --            --       (39.59)%
         All contract charges                                --            557            $55,039          1.79%          --
  2007   Lowest contract charge 0.00% Class A          $ 167.36             --                 --            --         6.44%
         Highest contract charge 0.90% Class A         $ 161.05             --                 --            --         5.47%
         All contract charges                                --            458            $75,012          3.31%          --
  2006   Lowest contract charge 0.00% Class A          $ 157.24             --                 --            --        18.18%
         Highest contract charge 0.90% Class A         $ 152.70             --                 --            --        17.12%
         All contract charges                                --            233            $36,082          3.64%          --
  2005   Lowest contract charge 0.00% Class A          $ 133.04             --                 --            --         8.33%
         Highest contract charge 0.90% Class A         $ 130.37             --                 --            --         7.36%
         All contract charges                                --            105            $12,566          5.00%          --
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 128.17             --                 --            --        27.28%
         Highest contract charge 0.90% Class B         $ 121.13             --                 --            --        26.13%
         All contract charges                                --            342            $43,394          1.23%          --
  2008   Lowest contract charge 0.00% Class B          $ 100.70             --                 --            --       (39.19)%
         Highest contract charge 0.90% Class B         $  96.03             --                 --            --       (39.74)%
         All contract charges                                --            242            $24,066          1.79%          --
  2007   Lowest contract charge 0.00% Class B          $ 165.60             --                 --            --         6.17%
         Highest contract charge 0.90% Class B         $ 159.36             --                 --            --         5.21%
         All contract charges                                --            140            $22,756          3.31%          --
  2006   Lowest contract charge 0.00% Class B          $ 155.98             --                 --            --        17.90%
         Highest contract charge 0.90% Class B         $ 151.47             --                 --            --        16.84%
         All contract charges                                --             68            $10,432          3.64%          --
  2005   Lowest contract charge 0.00% Class B          $ 132.30                                --            --         8.06%
         Highest contract charge 0.90% Class B         $ 129.64             --                 --            --         7.09%
         All contract charges                                --             31            $ 4,069          5.00%          --
AXA Balanced Strategy
---------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (y)      $ 101.74             --                 --            --         1.85%
         Highest contract charge 0.00% Class B (y)     $ 101.74             --                 --            --         1.85%
         All contract charges                                --             --            $     8          3.59%          --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 124.37             --                 --            --        10.10%
         Highest contract charge 0.90% Class A         $ 117.54             --                 --            --         9.11%
         All contract charges                                --            235            $28,315          3.52%          --
  2008   Lowest contract charge 0.00% Class A          $ 112.96             --                 --            --       (10.80)%
         Highest contract charge 0.90% Class A         $ 107.73             --                 --            --       (11.60)%
         All contract charges                                --            122            $13,469          5.91%          --
  2007   Lowest contract charge 0.00% Class A          $ 126.63             --                 --            --         6.07%
         Highest contract charge 0.90% Class A         $ 121.86             --                 --            --         5.11%
         All contract charges                                --             73            $ 9,013          4.70%          --
  2006   Lowest contract charge 0.00% Class A          $ 119.38             --                 --            --         6.64%
         Highest contract charge 0.90% Class A         $ 115.93             --                 --            --         5.68%
         All contract charges                                --             37            $ 4,339          4.65%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
AXA Conservative Allocation (Continued)
---------------------------------------
  2005   Lowest contract charge 0.00% Class A          $ 111.95             --                 --            --         2.70%
         Highest contract charge 0.90% Class A         $ 109.70             --                 --            --         1.77%
         All contract charges                                --             23            $ 2,552          4.10%          --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 122.45             --                 --            --         9.83%
         Highest contract charge 0.90% Class B         $ 115.72             --                 --            --         8.84%
         All contract charges                                --             57            $ 6,849          3.52%          --
  2008   Lowest contract charge 0.00% Class B          $ 111.49             --                 --            --       (11.01)%
         Highest contract charge 0.90% Class B         $ 106.32             --                 --            --       (11.82)%
         All contract charges                                --             33            $ 3,580          5.91%          --
  2007   Lowest contract charge 0.00% Class B          $ 125.29             --                 --            --         5.80%
         Highest contract charge 0.90% Class B         $ 120.57             --                 --            --         4.85%
         All contract charges                                --             12            $ 1,457          4.70%          --
  2006   Lowest contract charge 0.00% Class B          $ 118.42             --                 --            --         6.37%
         Highest contract charge 0.90% Class B         $ 115.00             --                 --            --         5.42%
         All contract charges                                --              7            $   896          4.65%          --
  2005   Lowest contract charge 0.00% Class B          $ 111.33             --                 --            --         2.44%
         Highest contract charge 0.90% Class B         $ 109.09             --                 --            --         1.52%
         All contract charges                                --              4            $   485          4.10%          --
AXA Conservative Growth Strategy
--------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (y)      $ 101.49             --                 --            --         1.63%
         Highest contract charge 0.00% Class B (y)     $ 101.49             --                 --            --         1.63%
         All contract charges                                --             --            $     8          4.28%          --
AXA Conservative Strategy
-------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (y)      $ 100.81             --                 --            --         1.00%
         Highest contract charge 0.00% Class B (y)     $ 100.81             --                 --            --         1.00%
         All contract charges                                --             --            $     1          5.24%          --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 124.89             --                 --            --        14.70%
         Highest contract charge 0.90% Class A         $ 118.03             --                 --            --        13.67%
         All contract charges                                --            283            $33,330          3.39%          --
  2008   Lowest contract charge 0.00% Class A          $ 108.88             --                 --            --       (19.22)%
         Highest contract charge 0.90% Class A         $ 103.83             --                 --            --       (19.95)%
         All contract charges                                --            126            $13,363          4.59%          --
  2007   Lowest contract charge 0.00% Class A          $ 134.79             --                 --            --         5.75%
         Highest contract charge 0.90% Class A         $ 129.71             --                 --            --         4.80%
         All contract charges                                --             82            $10,940          4.42%          --
  2006   Lowest contract charge 0.00% Class A          $ 127.46             --                 --            --         9.03%
         Highest contract charge 0.90% Class A         $ 123.77             --                 --            --         8.05%
         All contract charges                                --             44            $ 5,540          3.91%          --
  2005   Lowest contract charge 0.00% Class A          $ 116.90             --                 --            --         3.50%
         Highest contract charge 0.90% Class A         $ 114.55             --                 --            --         2.57%
         All contract charges                                --             30            $ 3,453          5.23%          --
AXA Conservative-Plus Allocation
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 122.96             --                 --            --        14.42%
         Highest contract charge 0.90% Class B         $ 116.20             --                 --            --        13.39%
         All contract charges                                --             91            $10,952          3.39%          --
  2008   Lowest contract charge 0.00% Class B          $ 107.46             --                 --            --       (19.43)%
         Highest contract charge 0.90% Class B         $ 102.48             --                 --            --       (20.15)%
         All contract charges                                --             54            $ 5,770          4.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
AXA Conservative-Plus Allocation (Continued)
--------------------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 133.37              --                 --           --         5.49%
         Highest contract charge 0.90% Class B     $ 128.34              --                 --           --         4.54%
         All contract charges                            --              15         $    1,965         4.42%          --
  2006   Lowest contract charge 0.00% Class B      $ 126.43              --                 --           --         8.76%
         Highest contract charge 0.90% Class B     $ 122.77              --                 --           --         7.78%
         All contract charges                            --               7         $      836         3.91%          --
  2005   Lowest contract charge 0.00% Class B      $ 116.25              --                 --           --         3.25%
         Highest contract charge 0.90% Class B     $ 113.91              --                 --           --         2.32%
         All contract charges                            --               4         $      441         5.23%          --
AXA Growth Strategy (y)
-----------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 102.40              --                 --           --         2.45%
         Highest contract charge 0.00% Class B     $ 102.40              --                 --           --         2.45%
         All contract charges                            --               2         $      159         2.86%          --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 260.68              --                 --           --        17.30%
         Highest contract charge 0.90% Class A     $ 241.38              --                 --           --        16.25%
         All contract charges                            --           2,251         $1,030,287         1.61%          --
  2008   Lowest contract charge 0.00% Class A      $ 222.23              --                 --           --       (24.29)%
         Highest contract charge 0.90% Class A     $ 207.64              --                 --           --       (24.97)%
         All contract charges                            --           2,411         $  962,519         3.66%          --
  2007   Lowest contract charge 0.00% Class A      $ 293.51              --                 --           --         6.54%
         Highest contract charge 0.90% Class A     $ 276.73              --                 --           --         5.58%
         All contract charges                            --           2,592         $1,387,781         3.32%          --
  2006   Lowest contract charge 0.00% Class A      $ 275.48              --                 --           --        10.60%
         Highest contract charge 0.90% Class A     $ 262.11              --                 --           --         9.60%
         All contract charges                            --           2,735         $1,392,978         2.87%          --
  2005   Lowest contract charge 0.00% Class A      $ 249.09              --                 --           --         5.05%
         Highest contract charge 0.90% Class A     $ 239.15              --                 --           --         4.38%
         All contract charges                            --           2,888         $1,343,916         2.56%          --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 128.99              --                 --           --        17.01%
         Highest contract charge 0.90% Class B     $ 130.72              --                 --           --        15.96%
         All contract charges                            --             926         $  116,123         1.61%          --
  2008   Lowest contract charge 0.00% Class B      $ 110.24              --                 --           --       (24.47)%
         Highest contract charge 0.90% Class B     $ 112.73              --                 --           --       (25.16)%
         All contract charges                            --             772         $   82,571         3.66%          --
  2007   Lowest contract charge 0.00% Class B      $ 145.96              --                 --           --         6.27%
         Highest contract charge 0.90% Class B     $ 150.62              --                 --           --         5.31%
         All contract charges                            --             685         $   96,133         3.32%          --
  2006   Lowest contract charge 0.00% Class B      $ 137.35              --                 --           --        10.32%
         Highest contract charge 0.90% Class B     $ 143.03              --                 --           --         9.33%
         All contract charges                            --             638         $   85,631         2.87%          --
  2005   Lowest contract charge 0.00% Class B      $ 124.50              --                 --           --         4.80%
         Highest contract charge 0.90% Class B     $ 130.82              --                 --           --         3.85%
         All contract charges                            --             659         $   89,296         2.56%          --
AXA Moderate Growth Strategy (y)
--------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 102.03              --                 --           --         2.11%
         Highest contract charge 0.00% Class B     $ 102.03              --                 --           --         2.11%
         All contract charges                            --              37         $    3,816         1.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 132.87              --                --            --        22.27%
         Highest contract charge 0.90% Class A     $ 125.57              --                --            --        21.16%
         All contract charges                            --           1,623          $208,381          1.64%          --
  2008   Lowest contract charge 0.00% Class A      $ 108.67              --                --            --       (31.61)%
         Highest contract charge 0.90% Class A     $ 103.64              --                --            --       (32.22)%
         All contract charges                            --           1,552          $164,181          2.62%          --
  2007   Lowest contract charge 0.00% Class A      $ 158.89              --                --            --         6.65%
         Highest contract charge 0.90% Class A     $ 152.90              --                --            --         5.69%
         All contract charges                            --           1,250          $194,601          3.77%          --
  2006   Lowest contract charge 0.00% Class A      $ 148.98              --                --            --        14.79%
         Highest contract charge 0.90% Class A     $ 144.67              --                --            --        13.76%
         All contract charges                            --             683          $100,405          3.84%          --
  2005   Lowest contract charge 0.00% Class A      $ 129.78              --                --            --         6.93%
         Highest contract charge 0.90% Class A     $ 127.17              --                --            --         5.97%
         All contract charges                            --             294          $ 37,728          5.53%          --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 130.81              --                --            --        21.95%
         Highest contract charge 0.90% Class B     $ 123.62              --                --            --        20.85%
         All contract charges                            --           1,000          $129,202          1.64%          --
  2008   Lowest contract charge 0.00% Class B      $ 107.26              --                --            --       (31.77)%
         Highest contract charge 0.90% Class B     $ 102.29              --                --            --       (32.39)%
         All contract charges                            --             727          $ 76,912          2.62%          --
  2007   Lowest contract charge 0.00% Class B      $ 157.21              --                --            --         6.39%
         Highest contract charge 0.90% Class B     $ 151.29              --                --            --         5.43%
         All contract charges                            --             430          $ 66,580          3.77%          --
  2006   Lowest contract charge 0.00% Class B      $ 147.77              --                --            --        14.50%
         Highest contract charge 0.90% Class B     $ 143.50              --                --            --        13.48%
         All contract charges                            --             199          $ 29,024          3.84%          --
  2005   Lowest contract charge 0.00% Class B      $ 129.05              --                --            --         6.67%
         Highest contract charge 0.90% Class B     $ 126.46              --                --            --         5.71%
         All contract charges                            --              61          $  7,834          3.95%          --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 156.28              --                --            --        27.41%
         Highest contract charge 0.90% Class A     $ 136.77              --                --            --        26.27%
         All contract charges                            --           2,669          $385,918          2.64%          --
  2008   Lowest contract charge 0.00% Class A      $ 122.66              --                --            --       (50.60)%
         Highest contract charge 0.90% Class A     $ 108.32              --                --            --       (51.04)%
         All contract charges                            --           2,982          $340,199          2.81%          --
  2007   Lowest contract charge 0.00% Class A      $ 248.28              --                --            --        12.01%
         Highest contract charge 0.90% Class A     $ 221.26              --                --            --        11.00%
         All contract charges                            --           3,274          $760,166          1.50%          --
  2006   Lowest contract charge 0.00% Class A      $ 221.66              --                --            --        23.82%
         Highest contract charge 0.90% Class A     $ 199.34              --                --            --        22.71%
         All contract charges                            --           3,392          $705,764          1.66%          --
  2005   Lowest contract charge 0.00% Class A      $ 179.02              --                --            --        15.58%
         Highest contract charge 0.90% Class A     $ 162.45              --                --            --        14.54%
         All contract charges                            --           3,448          $581,793          1.74%          --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 107.23              --                --            --        27.09%
         Highest contract charge 0.90% Class B     $ 101.19              --                --            --        25.96%
         All contract charges                            --             524          $ 55,911          2.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/AllianceBernstein International (Continued)
----------------------------------------------
  2008   Lowest contract charge 0.00% Class B     $  84.37              --                 --            --       (50.72)%
         Highest contract charge 0.90% Class B    $  80.34              --                 --            --       (51.17)%
         All contract charges                           --             569           $ 48,080          2.81%          --
  2007   Lowest contract charge 0.00% Class B     $ 171.21              --                 --            --        11.73%
         Highest contract charge 0.90% Class B    $ 164.52              --                 --            --        10.71%
         All contract charges                           --             583           $100,264          1.50%          --
  2006   Lowest contract charge 0.00% Class B     $ 153.24              --                 --            --        23.52%
         Highest contract charge 0.90% Class B    $ 148.60              --                 --            --        22.41%
         All contract charges                           --             560           $ 86,902          1.66%          --
  2005   Lowest contract charge 0.00% Class B     $ 124.06              --                 --            --        15.29%
         Highest contract charge 0.90% Class B    $ 121.39              --                 --            --        14.26%
         All contract charges                           --             540           $ 68,275          1.74%          --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A     $ 187.20              --                 --            --        36.02%
         Highest contract charge 0.90% Class A    $ 166.93              --                 --            --        34.79%
         All contract charges                           --             664           $117,397          0.13%          --
  2008   Lowest contract charge 0.00% Class A     $ 137.63              --                 --            --       (44.52)%
         Highest contract charge 0.90% Class A    $ 123.85              --                 --            --       (45.02)%
         All contract charges                           --             719           $ 93,895          0.01%          --
  2007   Lowest contract charge 0.00% Class A     $ 248.07              --                 --            --        16.99%
         Highest contract charge 0.90% Class A    $ 225.25              --                 --            --        15.92%
         All contract charges                           --             776           $183,518            --           --
  2006   Lowest contract charge 0.00% Class A     $ 212.05              --                 --            --         9.27%
         Highest contract charge 0.90% Class A    $ 194.31              --                 --            --         8.28%
         All contract charges                           --             842           $170,884            --           --
  2005   Lowest contract charge 0.00% Class A     $ 194.07              --                 --            --        11.78%
         Highest contract charge 0.90% Class A    $ 179.44              --                 --            --        10.78%
         All contract charges                           --             879           $163,607            --           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $ 154.43              --                 --            --        35.68%
         Highest contract charge 0.90% Class B    $ 124.79              --                 --            --        34.46%
         All contract charges                           --             339           $ 44,293          0.13%          --
  2008   Lowest contract charge 0.00% Class B     $ 113.82              --                 --            --       (44.66)%
         Highest contract charge 0.90% Class B    $  92.81              --                 --            --       (45.16)%
         All contract charges                           --             371           $ 35,774          0.01%          --
  2007   Lowest contract charge 0.00% Class B     $ 205.66              --                 --            --        16.69%
         Highest contract charge 0.90% Class B    $ 169.23              --                 --            --        15.63%
         All contract charges                           --             384           $ 67,100            --           --
  2006   Lowest contract charge 0.00% Class B     $ 176.25              --                 --            --         9.00%
         Highest contract charge 0.90% Class B    $ 146.35              --                 --            --         8.02%
         All contract charges                           --             407           $ 61,163            --           --
  2005   Lowest contract charge 0.00% Class B     $ 161.69              --                 --            --        11.51%
         Highest contract charge 0.90% Class B    $ 135.48              --                 --            --        10.51%
         All contract charges                           --             419           $ 58,017            --           --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 174.33              --                 --            --        30.60%
         Highest contract charge 0.60% Class A    $ 167.91              --                 --            --        29.82%
         All contract charges                           --             137           $ 23,060          2.76%          --
  2008   Lowest contract charge 0.00% Class A     $ 133.48              --                 --            --       (36.40)%
         Highest contract charge 0.60% Class A    $ 129.34              --                 --            --       (36.78)%
         All contract charges                           --             118           $ 15,312          1.72%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/BlackRock Basic Value Equity (Continued)
-------------------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 209.86             --                 --            --         1.43%
         Highest contract charge 0.60% Class A     $ 204.58             --                 --            --         0.82%
         All contract charges                            --             92           $ 18,777          1.08%          --
  2006   Lowest contract charge 0.00% Class A      $ 206.90             --                 --            --        21.21%
         Highest contract charge 0.60% Class A     $ 202.91             --                 --            --        20.49%
         All contract charges                            --             81           $ 16,311          2.90%          --
  2005   Lowest contract charge 0.00% Class A      $ 170.69             --                 --            --         3.21%
         Highest contract charge 0.60% Class A     $ 168.41             --                 --            --         2.59%
         All contract charges                            --             67           $ 11,074          1.38%          --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 230.61             --                 --            --        30.28%
         Highest contract charge 0.90% Class B     $ 205.66             --                 --            --        29.11%
         All contract charges                            --            658           $139,175          2.76%          --
  2008   Lowest contract charge 0.00% Class B      $ 177.01             --                 --            --       (36.56)%
         Highest contract charge 0.90% Class B     $ 159.29             --                 --            --       (37.13)%
         All contract charges                            --            668           $108,533          1.72%          --
  2007   Lowest contract charge 0.00% Class B      $ 279.01             --                 --            --         1.18%
         Highest contract charge 0.90% Class B     $ 253.37             --                 --            --         0.27%
         All contract charges                            --            716           $183,917          1.08%          --
  2006   Lowest contract charge 0.00% Class B      $ 275.76             --                 --            --        20.91%
         Highest contract charge 0.90% Class B     $ 252.70             --                 --            --        19.83%
         All contract charges                            --            768           $196,776          2.90%          --
  2005   Lowest contract charge 0.00% Class B      $ 228.07             --                 --            --         2.95%
         Highest contract charge 0.90% Class B     $ 210.89             --                 --            --         2.03%
         All contract charges                            --            827           $176,643          1.38%          --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 190.88             --                 --            --        30.59%
         Highest contract charge 0.60% Class A     $ 141.34             --                 --            --        29.80%
         All contract charges                            --            116           $ 21,409          2.15%          --
  2008   Lowest contract charge 0.00% Class A      $ 146.17             --                 --            --       (42.86)%
         Highest contract charge 0.60% Class A     $ 108.89             --                 --            --       (43.19)%
         All contract charges                            --            116           $ 16,541          2.19%          --
  2007   Lowest contract charge 0.00% Class A      $ 255.79             --                 --            --        10.47%
         Highest contract charge 0.60% Class A     $ 191.69             --                 --            --         9.80%
         All contract charges                            --            111           $ 27,712          1.92%          --
  2006   Lowest contract charge 0.00% Class A      $ 231.55             --                 --            --        25.98%
         Highest contract charge 0.60% Class A     $ 174.58             --                 --            --        25.23%
         All contract charges                            --             94           $ 21,155          3.57%          --
  2005   Lowest contract charge 0.00% Class A      $ 183.79             --                 --            --        11.12%
         Highest contract charge 0.60% Class A     $ 139.41             --                 --            --        10.45%
         All contract charges                            --             69           $ 12,366          1.38%          --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 140.29             --                 --            --        30.25%
         Highest contract charge 0.90% Class B     $ 140.20             --                 --            --        29.08%
         All contract charges                            --            806           $115,534          2.15%          --
  2008   Lowest contract charge 0.00% Class B      $ 107.71             --                 --            --       (42.99)%
         Highest contract charge 0.90% Class B     $ 108.61             --                 --            --       (43.51)%
         All contract charges                            --            841           $ 93,084          2.19%          --
  2007   Lowest contract charge 0.00% Class B      $ 188.94             --                 --            --        10.19%
         Highest contract charge 0.90% Class B     $ 192.27             --                 --            --         9.19%
         All contract charges                            --            950           $185,432          1.92%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 171.47             --                 --            --        25.68%
         Highest contract charge 0.90% Class B         $ 176.08             --                 --            --        24.56%
         All contract charges                                --            978           $174,081          3.57%          --
  2005   Lowest contract charge 0.00% Class B          $ 136.43             --                 --            --        10.84%
         Highest contract charge 0.90% Class B         $ 141.37             --                 --            --         9.84%
         All contract charges                                --            957           $136,185          1.80%          --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)      $  74.69             --                 --            --        11.83%
         Highest contract charge 0.90% Class A (c)     $  72.89             --                 --            --        10.83%
         All contract charges                                --             57           $  4,166          2.64%          --
  2008   Lowest contract charge 0.00% Class A (c)      $  66.79             --                 --            --       (32.12)%
         Highest contract charge 0.90% Class A (c)     $  65.77             --                 --            --       (32.74)%
         All contract charges                                --             48           $  3,153          3.06%          --
  2007   Lowest contract charge 0.00% Class A (c)      $  98.40             --                 --            --        (1.60)%
         Highest contract charge 0.90% Class A (c)     $  97.78             --                 --            --        (2.22)%
         All contract charges                                --             17           $  1,714          2.69%
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 103.43             --                 --            --        11.55%
         Highest contract charge 0.90% Class B (c)     $  72.39             --                 --            --        10.54%
         All contract charges                                --             61           $  5,880          2.64%          --
  2008   Lowest contract charge 0.00% Class B          $  92.72             --                 --            --       (32.30)%
         Highest contract charge 0.90% Class B (c)     $  65.49             --                 --            --       (32.91)%
         All contract charges                                --             58           $  4,949          3.06%          --
  2007   Lowest contract charge 0.00% Class B          $ 136.96             --                 --            --         3.70%
         Highest contract charge 0.90% Class B (c)     $  97.61             --                 --            --        (2.39)%
         All contract charges                                --             34           $  4,423          2.69%          --
  2006   Lowest contract charge 0.00% Class B          $ 132.07             --                 --            --        15.96%
         Highest contract charge 0.00% Class B         $ 132.07             --                 --            --        15.96%
         All contract charges                                --             25           $  3,237          2.75%          --
  2005   Lowest contract charge 0.00% Class B          $ 113.89             --                 --            --         6.15%
         Highest contract charge 0.00% Class B         $ 113.89             --                 --            --         6.15%
         All contract charges                                --             11           $  1,282          2.59%          --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A          $ 127.56             --                 --            --        31.21%
         Highest contract charge 0.00% Class A         $ 127.56             --                 --            --        31.21%
         All contract charges                                --             --           $     41          0.30%          --
  2008   Lowest contract charge 0.00% Class A          $  97.22             --                 --            --       (45.08)%
         Highest contract charge 0.00% Class A         $  97.22             --                 --            --       (45.08)%
         All contract charges                                --             --           $     24          0.33%          --
  2007   Lowest contract charge 0.00% Class A          $ 177.03             --                 --            --        12.41%
         Highest contract charge 0.00% Class A         $ 177.03             --                 --            --        12.41%
         All contract charges                                --             --           $     12          0.40%          --
  2006   Lowest contract charge 0.00% Class A          $ 157.48             --                 --            --         5.45%
         Highest contract charge 0.00% Class A         $ 157.48             --                 --            --         5.45%
         All contract charges                                --             --                 --            --           --
  2005   Lowest contract charge 0.00% Class A          $ 149.34             --                 --            --         9.00%
         Highest contract charge 0.00% Class A         $ 149.34             --                 --            --         9.00%
         All contract charges                                --             --                 --            --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  80.31             --                 --             --        30.89%
         Highest contract charge 0.90% Class B    $  73.12             --                 --             --        29.71%
         All contract charges                           --              6             $  492           0.30%          --
  2008   Lowest contract charge 0.00% Class B     $  61.36             --                 --             --       (45.22)%
         Highest contract charge 0.90% Class B    $  56.37             --                 --             --       (45.71)%
         All contract charges                           --              7             $  401           0.33%          --
  2007   Lowest contract charge 0.00% Class B     $ 112.02             --                 --             --        12.13%
         Highest contract charge 0.90% Class B    $ 103.84             --                 --             --        11.12%
         All contract charges                           --              7             $  747           0.40%          --
  2006   Lowest contract charge 0.00% Class B     $  99.90             --                 --             --         5.23%
         Highest contract charge 0.90% Class B    $  93.45             --                 --             --         4.28%
         All contract charges                           --              2             $  233             --           --
  2005   Lowest contract charge 0.00% Class B     $  94.93             --                 --             --         8.74%
         Highest contract charge 0.90% Class B    $  89.61             --                 --             --         7.76%
         All contract charges                           --              1             $  129             --           --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% *
  2009   Lowest contract charge 0.00% Class A     $ 129.23             --                 --             --        33.78%
         Highest contract charge 0.00% Class A    $ 129.23             --                 --             --        33.78%
         All contract charges                           --              3             $  363           0.37%          --
  2008   Lowest contract charge 0.00% Class A     $  96.60             --                 --             --       (40.25)%
         Highest contract charge 0.00% Class A    $  96.60             --                 --             --       (40.25)%
         All contract charges                           --              3             $  299           0.18%          --
  2007   Lowest contract charge 0.00% Class A     $ 161.68             --                 --             --         5.78%
         Highest contract charge 0.00% Class A    $ 161.68             --                 --             --         5.78%
         All contract charges                           --              3             $  444             --           --
  2006   Lowest contract charge 0.00% Class A     $ 152.85             --                 --             --         7.67%
         Highest contract charge 0.00% Class A    $ 152.85             --                 --             --         7.67%
         All contract charges                           --             --             $   64           0.22%          --
  2005   Lowest contract charge 0.00% Class A     $ 141.97             --                 --             --         5.37%
         Highest contract charge 0.00% Class A    $ 141.97             --                 --             --         5.37%
         All contract charges                           --             --             $   62           0.20%          --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  69.81             --                 --             --        33.45%
         Highest contract charge 0.90% Class B    $  72.89             --                 --             --        32.24%
         All contract charges                           --             70             $5,162           0.37%          --
  2008   Lowest contract charge 0.00% Class B     $  52.31             --                 --             --       (40.41)%
         Highest contract charge 0.90% Class B    $  55.12             --                 --             --       (40.95)%
         All contract charges                           --             65             $3,620           0.18%          --
  2007   Lowest contract charge 0.00% Class B     $  87.78             --                 --             --         5.48%
         Highest contract charge 0.90% Class B    $  93.34             --                 --             --         4.52%
         All contract charges                           --             77             $7,226             --           --
  2006   Lowest contract charge 0.00% Class B     $  83.22             --                 --             --         7.40%
         Highest contract charge 0.90% Class B    $  89.30             --                 --             --         6.44%
         All contract charges                           --             47             $4,247           0.22%          --
  2005   Lowest contract charge 0.00% Class B     $  77.49             --                 --             --         5.11%
         Highest contract charge 0.90% Class B    $  83.90             --                 --             --         4.16%
         All contract charges                           --             26             $2,195           0.20%          --
EQ/Capital Guardian Research(f)
-------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 154.58             --                 --             --        31.78%
         Highest contract charge 0.60% Class A    $ 101.67             --                 --             --        30.99%
         All contract charges                           --             64             $9,138           1.18%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Capital Guardian Research (f) (Continued)
--------------------------------------------
  2008   Lowest contract charge 0.00% Class A      $ 117.30              --                 --           --       (39.51)%
         Highest contract charge 0.60% Class A     $  77.62              --                 --           --       (39.87)%
         All contract charges                            --              64         $    6,892         0.93%          --
  2007   Lowest contract charge 0.00% Class A      $ 193.92              --                 --           --         1.90%
         Highest contract charge 0.60% Class A     $ 129.09              --                 --           --         1.28%
         All contract charges                            --              65         $   11,625         1.25%          --
  2006   Lowest contract charge 0.00% Class A      $ 190.31              --                 --           --        12.33%
         Highest contract charge 0.60% Class A     $ 127.46              --                 --           --        11.66%
         All contract charges                            --               5         $      729         0.57%          --
  2005   Lowest contract charge 0.00% Class A      $ 169.42              --                 --           --         6.32%
         Highest contract charge 0.60% Class A     $ 114.15              --                 --           --         5.69%
         All contract charges                            --               5         $      549         0.56%          --
EQ/Capital Guardian Research (f)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 118.02              --                 --           --        31.46%
         Highest contract charge 0.90% Class B     $ 107.49              --                 --           --        30.28%
         All contract charges                            --             739         $   82,540         1.18%          --
  2008   Lowest contract charge 0.00% Class B      $  89.78              --                 --           --       (39.66)%
         Highest contract charge 0.90% Class B     $  82.51              --                 --           --       (40.21)%
         All contract charges                            --             839         $   71,731         0.93%          --
  2007   Lowest contract charge 0.00% Class B      $ 148.80              --                 --           --         1.66%
         Highest contract charge 0.90% Class B     $ 137.99              --                 --           --         0.73%
         All contract charges                            --             991         $  141,208         1.25%          --
  2006   Lowest contract charge 0.00% Class B      $ 146.37              --                 --           --        12.06%
         Highest contract charge 0.90% Class B     $ 136.99              --                 --           --        11.05%
         All contract charges                            --             631         $   88,935         0.57%          --
  2005   Lowest contract charge 0.00% Class B      $ 130.63              --                 --           --         6.06%
         Highest contract charge 0.90% Class B     $ 123.36              --                 --           --         5.10%
         All contract charges                            --             667         $   84,346         0.56%          --
EQ/Common Stock Index
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 266.33              --                 --           --        28.65%
         Highest contract charge 0.90% Class A     $ 291.37              --                 --           --        27.49%
         All contract charges                            --           2,319         $1,221,065         1.98%          --
  2008   Lowest contract charge 0.00% Class A      $ 207.02              --                 --           --       (43.66)%
         Highest contract charge 0.90% Class A     $ 228.54              --                 --           --       (44.16)%
         All contract charges                            --           2,570         $1,063,965         1.76%          --
  2007   Lowest contract charge 0.00% Class A      $ 367.42              --                 --           --         3.74%
         Highest contract charge 0.90% Class A     $ 409.31              --                 --           --         2.80%
         All contract charges                            --           2,851         $2,121,464         1.21%          --
  2006   Lowest contract charge 0.00% Class A      $ 354.17              --                 --           --        10.96%
         Highest contract charge 0.90% Class A     $ 398.15              --                 --           --         9.97%
         All contract charges                            --           3,107         $2,255,277         1.42%          --
  2005   Lowest contract charge 0.00% Class A      $ 319.17              --                 --           --         4.56%
         Highest contract charge 0.90% Class A     $ 362.05              --                 --           --         3.62%
         All contract charges                            --           3,328         $2,221,730         1.05%          --
EQ/Common Stock Index
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $  83.59              --                 --           --        28.32%
         Highest contract charge 0.90% Class B     $  91.28              --                 --           --        27.17%
         All contract charges                            --           1,434         $  134,673         1.98%          --
  2008   Lowest contract charge 0.00% Class B      $  65.14              --                 --           --       (43.79)%
         Highest contract charge 0.90% Class B     $  71.78              --                 --           --       (44.30)%
         All contract charges                            --           1,545         $  114,072         1.76%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 ----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- ------------
EQ/Common Stock Index (Continued)
---------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 115.89              --                --            --         3.48%
         Highest contract charge 0.90% Class B     $ 128.87              --                --            --         2.54%
         All contract charges                            --           1,632          $215,773          1.21%          --
  2006   Lowest contract charge 0.00% Class B      $ 111.99              --                --            --        10.69%
         Highest contract charge 0.90% Class B     $ 125.68              --                --            --         9.70%
         All contract charges                            --           1,728          $222,898          1.42%          --
  2005   Lowest contract charge 0.00% Class B      $ 101.18              --                --            --         4.30%
         Highest contract charge 0.90% Class B     $ 114.57              --                --            --         3.36%
         All contract charges                            --           1,773          $207,802          1.05%          --
EQ/Core Bond Index (k)
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 114.76              --                --            --         2.93%
         Highest contract charge 0.90% Class A     $ 111.50              --                --            --         1.85%
         All contract charges                            --             277          $ 34,011          2.63%          --
  2008   Lowest contract charge 0.00% Class A      $ 111.49              --                --            --        (8.70)%
         Highest contract charge 0.60% Class A     $ 114.58              --                --            --        (9.24)%
         All contract charges                            --             177          $ 19,837          4.36%          --
  2007   Lowest contract charge 0.00% Class A      $ 122.11              --                --            --         3.35%
         Highest contract charge 0.60% Class A     $ 126.25              --                --            --         2.73%
         All contract charges                            --             183          $ 22,459          4.85%          --
  2006   Lowest contract charge 0.00% Class A      $ 118.15              --                --            --         4.31%
         Highest contract charge 0.60% Class A     $ 122.90              --                --            --         3.68%
         All contract charges                            --             144          $ 17,085          5.07%          --
  2005   Lowest contract charge 0.00% Class A      $ 113.28              --                --            --         2.47%
         Highest contract charge 0.60% Class A     $ 118.54              --                --            --         1.86%
         All contract charges                            --              99          $ 11,243          4.69%          --
EQ/Core Bond Index (k)
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 119.83              --                --            --         2.69%
         Highest contract charge 0.90% Class B     $ 135.26              --                --            --         1.76%
         All contract charges                            --             148          $ 19,669          2.63%          --
  2008   Lowest contract charge 0.00% Class B      $ 116.70              --                --            --        (8.93)%
         Highest contract charge 0.90% Class B     $ 132.92              --                --            --        (9.76)%
         All contract charges                            --             231          $ 30,469          4.36%          --
  2007   Lowest contract charge 0.00% Class B      $ 128.15              --                --            --         3.11%
         Highest contract charge 0.90% Class B     $ 147.29              --                --            --         2.17%
         All contract charges                            --             266            39,114          4.85%          --
  2006   Lowest contract charge 0.00% Class B      $ 124.29              --                --            --         4.06%
         Highest contract charge 0.90% Class B     $ 144.16              --                --            --         3.13%
         All contract charges                            --             225          $ 32,545          5.07%          --
  2005   Lowest contract charge 0.00% Class B      $ 119.44              --                --            --         2.22%
         Highest contract charge 0.90% Class B     $ 139.79              --                --            --         1.30%
         All contract charges                            --             162          $ 22,802          4.69%          --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 301.80              --                --            --        26.18%
         Highest contract charge 0.90% Class A     $ 264.28              --                --            --        25.04%
         All contract charges                            --           1,537          $434,234          2.17%          --
  2008   Lowest contract charge 0.00% Class A      $ 239.18              --                --            --       (37.17)%
         Highest contract charge 0.90% Class A     $ 211.35              --                --            --       (37.73)%
         All contract charges                            --           1,683          $378,210          1.89%          --
  2007   Lowest contract charge 0.00% Class A      $ 380.65              --                --            --         5.22%
         Highest contract charge 0.90% Class A     $ 339.42              --                --            --         4.27%
         All contract charges                            --           1,757          $629,598          1.54%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2006   Lowest contract charge 0.00% Class A      $ 361.77              --                --            --        15.38%
         Highest contract charge 0.90% Class A     $ 325.53              --                --            --        14.34%
         All contract charges                            --           1,865          $637,198          1.75%          --
  2005   Lowest contract charge 0.00% Class A      $ 313.55              --                --            --         4.66%
         Highest contract charge 0.90% Class A     $ 284.70              --                --            --         3.72%
         All contract charges                            --           2,049          $608,947          1.54%          --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $  91.81              --                --            --        25.87%
         Highest contract charge 0.90% Class B     $  98.92              --                --            --        24.73%
         All contract charges                            --           1,049          $ 93,840          2.17%          --
  2008   Lowest contract charge 0.00% Class B      $  72.94              --                --            --       (37.33)%
         Highest contract charge 0.90% Class B     $  79.31              --                --            --       (37.88)%
         All contract charges                            --           1,013          $ 72,180          1.89%          --
  2007   Lowest contract charge 0.00% Class B      $ 116.38              --                --            --         4.95%
         Highest contract charge 0.90% Class B     $ 127.68              --                --            --         4.00%
         All contract charges                            --           1,054          $119,906          1.54%          --
  2006   Lowest contract charge 0.00% Class B      $ 110.89              --                --            --        15.09%
         Highest contract charge 0.90% Class B     $ 122.77              --                --            --        14.06%
         All contract charges                            --           1,078          $118,004          1.75%          --
  2005   Lowest contract charge 0.00% Class B      $  96.35              --                --            --         4.40%
         Highest contract charge 0.90% Class B     $ 107.63              --                --            --         3.47%
         All contract charges                            --           1,095          $104,727          1.54%          --
EQ/Equity Growth PLUS
---------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 150.08              --                --            --        27.85%
         Highest contract charge 0.60% Class A     $ 144.56              --                --            --        27.08%
         All contract charges                            --             227          $ 33,783          0.92%          --
  2008   Lowest contract charge 0.00% Class A      $ 117.39              --                --            --       (40.15)%
         Highest contract charge 0.60% Class A     $ 113.75              --                --            --       (40.51)%
         All contract charges                            --             232          $ 26,902          1.01%          --
  2007   Lowest contract charge 0.00% Class A      $ 196.14              --                --            --        14.33%
         Highest contract charge 0.60% Class A     $ 191.21              --                --            --        13.64%
         All contract charges                            --             198          $ 38,456          0.24%          --
  2006   Lowest contract charge 0.00% Class A      $ 171.56              --                --            --         9.59%
         Highest contract charge 0.60% Class A     $ 168.26              --                --            --         8.94%
         All contract charges                            --             166          $ 28,114          0.79%          --
  2005   Lowest contract charge 0.00% Class A      $ 156.54              --                --            --        10.98%
         Highest contract charge 0.60% Class A     $ 154.45              --                --            --        10.31%
         All contract charges                            --             112          $ 17,408          0.02%          --
EQ/Equity Growth PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 143.43              --                --            --        27.81%
         Highest contract charge 0.90% Class B     $ 133.13              --                --            --        26.66%
         All contract charges                            --             686          $ 94,638          0.92%          --
  2008   Lowest contract charge 0.00% Class B      $ 112.22              --                --            --       (40.29)%
         Highest contract charge 0.90% Class B     $ 105.11              --                --            --       (40.83)%
         All contract charges                            --             803          $ 86,963          1.01%          --
  2007   Lowest contract charge 0.00% Class B      $ 187.95              --                --            --        14.05%
         Highest contract charge 0.90% Class B     $ 177.63              --                --            --        13.01%
         All contract charges                            --             778          $141,730          0.24%          --
  2006   Lowest contract charge 0.00% Class B      $ 164.80              --                --            --         9.32%
         Highest contract charge 0.90% Class B     $ 157.18              --                --            --         8.34%
         All contract charges                            --             777          $124,514          0.79%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Equity Growth PLUS (Continued)
---------------------------------
  2005   Lowest contract charge 0.00% Class B          $ 150.75             --                 --            --        10.70%
         Highest contract charge 0.90% Class B         $ 145.08             --                 --            --         9.71%
         All contract charges                                --            684           $100,695          0.02%          --
EQ/Evergreen Omega
------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A          $ 190.92             --                 --            --        40.65%
         Highest contract charge 0.00% Class A         $ 190.92             --                 --            --        40.65%
         All contract charges                                --             12           $  2,157          0.23%          --
  2008   Lowest contract charge 0.00% Class A          $ 135.74             --                 --            --       (27.42)%
         Highest contract charge 0.00% Class A         $ 135.74             --                 --            --       (27.42)%
         All contract charges                                --              4           $    380          0.61%          --
  2007   Lowest contract charge 0.00% Class A          $ 187.02             --                 --            --        11.61%
         Highest contract charge 0.00% Class A         $ 187.02             --                 --            --        11.61%
         All contract charges                                --              3           $    432            --           --
  2006   Lowest contract charge 0.00% Class A          $ 167.56             --                 --            --         6.13%
         Highest contract charge 0.00% Class A         $ 167.56             --                 --            --         6.13%
         All contract charges                                --              1           $     82          2.06%          --
  2005   Lowest contract charge 0.00% Class A          $ 157.88             --                 --            --         4.22%
         Highest contract charge 0.00% Class A         $ 157.88             --                 --            --         4.22%
         All contract charges                                --              1           $    108          0.04%          --
EQ/Evergreen Omega
------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 109.78             --                 --            --        40.29%
         Highest contract charge 0.90% Class B         $  99.98             --                 --            --        39.04%
         All contract charges                                --            235           $ 24,042          0.23%          --
  2008   Lowest contract charge 0.00% Class B          $  78.25             --                 --            --       (27.60)%
         Highest contract charge 0.90% Class B         $  71.91             --                 --            --       (28.26)%
         All contract charges                                --            129           $  9,449          0.61%          --
  2007   Lowest contract charge 0.00% Class B          $ 108.08             --                 --            --        11.33%
         Highest contract charge 0.90% Class B         $ 100.23             --                 --            --        10.32%
         All contract charges                                --            129           $ 13,009            --           --
  2006   Lowest contract charge 0.00% Class B          $  97.08             --                 --            --         5.87%
         Highest contract charge 0.90% Class B         $  90.85             --                 --            --         4.92%
         All contract charges                                --             93           $  8,539          2.06%          --
  2005   Lowest contract charge 0.00% Class B          $  91.70             --                 --            --         3.96%
         Highest contract charge 0.90% Class B         $  86.59             --                 --            --         3.03%
         All contract charges                                --            110           $  9,551          0.04%          --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)      $ 123.62             --                 --            --        16.63%
         Highest contract charge 0.90% Class B (c)     $  96.72             --                 --            --        15.57%
         All contract charges                                --             64           $  6,599            --           --
  2008   Lowest contract charge 0.00% Class B (a)      $ 105.99             --                 --            --       (13.83)%
         Highest contract charge 0.90% Class B (c)     $  83.69             --                 --            --       (14.59)%
         All contract charges                                --             45           $  3,909          0.62%          --
  2007   Lowest contract charge 0.00% Class B (a)      $ 123.00             --                 --            --         3.43%
         Highest contract charge 0.90% Class B (c)     $  97.99             --                 --            --        (2.01)%
         All contract charges                                --             24           $  2,454          1.65%          --
  2006   Lowest contract charge 0.00% Class B (a)      $ 118.92             --                 --            --        12.21%
         Highest contract charge 0.00% Class B (a)     $ 118.92             --                 --            --        12.21%
         All contract charges                                --              1           $     96          9.35%          --
  2005   Lowest contract charge 0.00% Class B (a)      $ 105.99             --                 --            --         5.99%
         Highest contract charge 0.00% Class B (a)     $ 105.99             --                 --            --         5.99%
         All contract charges                                --             --           $      3          1.39%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 150.93             --                 --            --        41.45%
         Highest contract charge 0.90% Class B (c)    $  96.20             --                 --            --        40.18%
         All contract charges                               --            446            $51,042          0.49%          --
  2008   Lowest contract charge 0.00% Class B         $ 106.70             --                 --            --       (30.66)%
         Highest contract charge 0.90% Class B (c)    $  68.63             --                 --            --       (31.28)%
         All contract charges                               --            319            $26,043          0.74%          --
  2007   Lowest contract charge 0.00% Class B         $ 153.87             --                 --            --         9.30%
         Highest contract charge 0.90% Class B (c)    $  99.87             --                 --            --        (0.13)%
         All contract charges                               --            168            $20,185          0.78%          --
  2006   Lowest contract charge 0.00% Class B         $ 140.78             --                 --            --        18.83%
         Highest contract charge 0.00% Class B        $ 140.78             --                 --            --        18.83%
         All contract charges                               --             30            $ 4,235          1.68%          --
  2005   Lowest contract charge 0.00% Class B         $ 118.47             --                 --            --         4.32%
         Highest contract charge 0.00% Class B        $ 118.47             --                 --            --         4.32%
         All contract charges                               --             15            $ 1,759          1.20%          --
EQ/Global Bond PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (m)     $ 125.42             --                 --            --         2.29%
         Highest contract charge 0.90% Class A (c)    $ 114.62             --                 --            --         1.36%
         All contract charges                               --            201            $24,221          0.80%          --
  2008   Lowest contract charge 0.00% Class A (m)     $ 122.61             --                 --            --         6.75%
         Highest contract charge 0.90% Class A (c)    $ 113.08             --                 --            --         5.79%
         All contract charges                               --            196            $23,223         20.80%          --
  2007   Lowest contract charge 0.00% Class A (m)     $ 114.86             --                 --            --         9.59%
         Highest contract charge 0.90% Class A (c)    $ 106.89             --                 --            --         6.89%
         All contract charges                               --             50            $ 5,603          7.15%          --
  2006   Lowest contract charge 0.00% Class A (m)     $ 104.81             --                 --            --         4.81%
         Highest contract charge 0.00% Class A (m)    $ 104.81             --                 --            --         4.81%
         All contract charges                               --              2            $   209          0.59%          --
EQ/Global Bond PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (b)     $ 120.05             --                 --            --         1.96%
         Highest contract charge 0.90% Class B (c)    $ 113.78             --                 --            --         1.05%
         All contract charges                               --             68            $ 7,911          0.80%          --
  2008   Lowest contract charge 0.00% Class B (b)     $ 117.74             --                 --            --         6.48%
         Highest contract charge 0.90% Class B (c)    $ 112.59             --                 --            --         5.52%
         All contract charges                               --             56            $ 6,292         20.80%          --
  2007   Lowest contract charge 0.00% Class B (b)     $ 110.57             --                 --            --         9.31%
         Highest contract charge 0.90% Class B (c)    $ 106.70             --                 --            --         6.70%
         All contract charges                               --              8            $   832          7.15%          --
  2006   Lowest contract charge 0.00% Class B (b)     $ 101.15             --                 --            --         3.42%
         Highest contract charge 0.00% Class B (b)    $ 101.15             --                 --            --         3.42%
         All contract charges                               --              1            $    61            --           --
  2005   Lowest contract charge 0.00% Class B (b)     $  97.81             --                 --            --        (2.19)%
         Highest contract charge 0.00% Class B (b)    $  97.81             --                 --            --        (2.19)%
         All contract charges                               --             --            $    12            --           --
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A         $ 361.16             --                 --            --        50.32%
         Highest contract charge 0.00% Class A        $ 361.16             --                 --            --        50.32%
         All contract charges                               --            102            $34,388          1.35%          --
  2008   Lowest contract charge 0.00% Class A         $ 240.26             --                 --            --       (57.25)%
         Highest contract charge 0.00% Class A        $ 240.26             --                 --            --       (57.25)%
         All contract charges                               --             94            $21,131          0.16%          --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Global Multi-Sector Equity (Continued)
-----------------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 562.02              --                --            --        42.38%
         Highest contract charge 0.00% Class A     $ 562.02              --                --            --        42.38%
         All contract charges                            --              86          $ 45,275            --           --
  2006   Lowest contract charge 0.00% Class A      $ 394.74              --                --            --        37.41%
         Highest contract charge 0.00% Class A     $ 394.74              --                --            --        37.41%
         All contract charges                            --              71          $ 26,199          0.44%          --
  2005   Lowest contract charge 0.00% Class A      $ 287.26              --                --            --        33.11%
         Highest contract charge 0.00% Class A     $ 287.26              --                --            --        33.11%
         All contract charges                            --              46          $ 12,583          0.61%          --
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 194.58              --                --            --        50.06%
         Highest contract charge 0.90% Class B     $ 174.00              --                --            --        48.72%
         All contract charges                            --           1,092          $202,525          1.35%          --
  2008   Lowest contract charge 0.00% Class B      $ 129.67              --                --            --       (57.35)%
         Highest contract charge 0.90% Class B     $ 117.00              --                --            --       (57.74)%
         All contract charges                            --           1,094          $135,457          0.16%          --
  2007   Lowest contract charge 0.00% Class B      $ 304.02              --                --            --        42.02%
         Highest contract charge 0.90% Class B     $ 276.83              --                --            --        40.74%
         All contract charges                            --           1,247          $363,699            --           --
  2006   Lowest contract charge 0.00% Class B      $ 214.07              --                --            --        37.05%
         Highest contract charge 0.90% Class B     $ 196.70              --                --            --        35.82%
         All contract charges                            --           1,220          $251,522          0.44%          --
  2005   Lowest contract charge 0.00% Class B      $ 156.20              --                --            --        32.78%
         Highest contract charge 0.90% Class B     $ 144.82              --                --            --        31.59%
         All contract charges                            --           1,141          $172,874          0.61%          --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 209.40              --                --            --        (2.03)%
         Highest contract charge 0.90% Class A     $ 190.91              --                --            --        (2.91)%
         All contract charges                            --             410          $ 89,577          1.14%          --
  2008   Lowest contract charge 0.00% Class A      $ 213.74              --                --            --         3.85%
         Highest contract charge 0.90% Class A     $ 196.64              --                --            --         2.92%
         All contract charges                            --             514          $115,434          3.43%          --
  2007   Lowest contract charge 0.00% Class A      $ 205.81              --                --            --         7.13%
         Highest contract charge 0.90% Class A     $ 191.07              --                --            --         6.17%
         All contract charges                            --             514          $111,848          4.67%          --
  2006   Lowest contract charge 0.00% Class A      $ 192.11              --                --            --         3.39%
         Highest contract charge 0.90% Class A     $ 179.97              --                --            --         2.46%
         All contract charges                            --             519          $106,196          4.12%          --
  2005   Lowest contract charge 0.00% Class A      $ 185.82              --                --            --         1.49%
         Highest contract charge 0.90% Class A     $ 175.66              --                --            --         0.58%
         All contract charges                            --             582          $116,035          3.45%          --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 151.12              --                --            --        (2.27)%
         Highest contract charge 0.90% Class B     $ 140.25              --                --            --        (3.15)%
         All contract charges                            --             170          $ 24,147          1.14%          --
  2008   Lowest contract charge 0.00% Class B      $ 154.63              --                --            --         3.59%
         Highest contract charge 0.90% Class B     $ 144.81              --                --            --         2.66%
         All contract charges                            --             194          $ 28,362          3.43%          --
  2007   Lowest contract charge 0.00% Class B      $ 149.27              --                --            --         6.87%
         Highest contract charge 0.90% Class B     $ 141.06              --                --            --         5.90%
         All contract charges                            --             220          $ 31,242          4.67%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Intermediate Government Bond Index (Continued)
-------------------------------------------------
  2006   Lowest contract charge 0.00% Class B        $ 139.68             --                 --            --         3.12%
         Highest contract charge 0.90% Class B       $ 133.20             --                 --            --         2.20%
         All contract charges                              --            220            $29,485          4.12%          --
  2005   Lowest contract charge 0.00% Class B        $ 135.45             --                 --            --         1.24%
         Highest contract charge 0.90% Class B       $ 130.34             --                 --            --         0.33%
         All contract charges                              --            230            $30,001          3.45%          --
EQ/International Core PLUS
--------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A        $ 196.72             --                 --            --        35.64%
         Highest contract charge 0.60% Class A       $ 147.40             --                 --            --        34.82%
         All contract charges                              --             21            $ 3,994          3.66%          --
  2008   Lowest contract charge 0.00% Class A        $ 145.03             --                 --            --       (44.69)%
         Highest contract charge 0.60% Class A       $ 109.33             --                 --            --       (45.02)%
         All contract charges                              --             10            $ 1,280          1.91%          --
  2007   Lowest contract charge 0.00% Class A        $ 262.21             --                 --            --        15.52%
         Highest contract charge 0.60% Class A       $ 198.86             --                 --            --        14.83%
         All contract charges                              --              3            $   639          0.44%          --
  2006   Lowest contract charge 0.00% Class A        $ 226.98             --                 --            --        19.54%
         Highest contract charge 0.60% Class A       $ 173.18             --                 --            --        18.83%
         All contract charges                              --              2            $   328          1.55%          --
  2005   Lowest contract charge 0.00% Class A        $ 189.87             --                 --            --        17.42%
         Highest contract charge 0.60% Class A       $ 145.75             --                 --            --        16.72%
         All contract charges                              --              3            $   399          1.68%          --
EQ/International Core PLUS
--------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B        $ 128.10             --                 --            --        35.34%
         Highest contract charge 0.90% Class B       $ 116.29             --                 --            --        34.12%
         All contract charges                              --            197            $23,921          3.66%          --
  2008   Lowest contract charge 0.00% Class B        $  94.65             --                 --            --       (44.86)%
         Highest contract charge 0.90% Class B       $  86.71             --                 --            --       (45.35)%
         All contract charges                              --            150            $13,439          1.91%          --
  2007   Lowest contract charge 0.00% Class B        $ 171.65             --                 --            --        15.23%
         Highest contract charge 0.90% Class B       $ 158.67             --                 --            --        14.18%
         All contract charges                              --             98             16,036          0.44%          --
  2006   Lowest contract charge 0.00% Class B        $ 148.97             --                 --            --        19.24%
         Highest contract charge 0.90% Class B       $ 138.96             --                 --            --        18.17%
         All contract charges                              --             88            $12,570          1.55%          --
  2005   Lowest contract charge 0.00% Class B        $ 124.93             --                 --            --        17.12%
         Highest contract charge 0.90% Class B       $ 117.59             --                 --            --        16.07%
         All contract charges                              --             40            $ 4,756          1.68%          --
EQ/International Growth
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)    $ 138.85             --                 --            --        37.24%
         Highest contract charge 0.90% Class B (c)   $  84.91             --                 --            --        36.00%
         All contract charges                              --            249            $22,625          1.45%          --
  2008   Lowest contract charge 0.00% Class B (a)    $ 101.17             --                 --            --       (40.28)%
         Highest contract charge 0.90% Class B (c)   $  62.43             --                 --            --       (40.81)%
         All contract charges                              --            156            $10,229          1.12%          --
  2007   Lowest contract charge 0.00% Class B (a)    $ 169.40             --                 --            --        16.20%
         Highest contract charge 0.90% Class B (c)   $ 105.48             --                 --            --         5.48%
         All contract charges                              --             95            $10,270          1.22%          --
  2006   Lowest contract charge 0.00% Class B (a)    $ 145.78             --                 --            --        25.64%
         Highest contract charge 0.00% Class B (a)   $ 145.78             --                 --            --        25.64%
         All contract charges                              --              1            $    79          1.24%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/International Growth (Continued)
-----------------------------------
  2005   Lowest contract charge 0.00% Class B (a)    $ 116.03             --                 --            --        16.03%
         Highest contract charge 0.00% Class B (a)   $ 116.03             --                 --            --        16.03%
         All contract charges                              --             --                 --          0.30%          --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A        $ 153.64             --                 --            --        32.64%
         Highest contract charge 0.00% Class A       $ 153.64             --                 --            --        32.64%
         All contract charges                              --              7            $   941          1.53%          --
  2008   Lowest contract charge 0.00% Class A        $ 115.83             --                 --            --       (39.62)%
         Highest contract charge 0.00% Class A       $ 115.83             --                 --            --       (39.62)%
         All contract charges                              --              5            $   506          1.78%          --
  2007   Lowest contract charge 0.00% Class A        $ 191.85             --                 --            --        (0.96)%
         Highest contract charge 0.00% Class A       $ 191.85             --                 --            --        (0.96)%
         All contract charges                              --              6            $   923          1.37%          --
  2006   Lowest contract charge 0.00% Class A        $ 193.71             --                 --            --        20.68%
         Highest contract charge 0.00% Class A       $ 193.71             --                 --            --        20.68%
         All contract charges                              --              2            $   361          4.75%          --
  2005   Lowest contract charge 0.00% Class A        $ 160.51             --                 --            --         4.18%
         Highest contract charge 0.00% Class A       $ 160.51             --                 --            --         4.18%
         All contract charges                              --              1            $   214          1.55%          --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B        $ 144.25             --                 --            --        32.31%
         Highest contract charge 0.90% Class B       $ 128.64             --                 --            --        31.11%
         All contract charges                              --            202            $26,895          1.53%          --
  2008   Lowest contract charge 0.00% Class B        $ 109.02             --                 --            --       (39.77)%
         Highest contract charge 0.90% Class B       $  98.11             --                 --            --       (40.32)%
         All contract charges                              --            209            $20,946          1.78%          --
  2007   Lowest contract charge 0.00% Class B        $ 181.02             --                 --            --        (1.21)%
         Highest contract charge 0.90% Class B       $ 164.38             --                 --            --        (2.10)%
         All contract charges                              --            245            $41,272          1.37%          --
  2006   Lowest contract charge 0.00% Class B        $ 183.24             --                 --            --        20.38%
         Highest contract charge 0.90% Class B       $ 167.91             --                 --            --        19.30%
         All contract charges                              --            250            $42,875          4.75%          --
  2005   Lowest contract charge 0.00% Class B        $ 152.22             --                 --            --         3.92%
         Highest contract charge 0.90% Class B       $ 140.75             --                 --            --         2.99%
         All contract charges                              --            236            $33,648          1.55%          --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A        $ 142.75             --                 --            --        26.90%
         Highest contract charge 0.60% Class A       $ 103.78             --                 --            --        26.13%
         All contract charges                              --              3            $   405          4.35%          --
  2008   Lowest contract charge 0.00% Class A        $ 112.49             --                 --            --       (37.18)%
         Highest contract charge 0.60% Class A       $  82.28             --                 --            --       (37.56)%
         All contract charges                              --              2            $   228          0.36%          --
  2007   Lowest contract charge 0.00% Class A        $ 179.08             --                 --            --         4.16%
         Highest contract charge 0.60% Class A       $ 131.77             --                 --            --         3.53%
         All contract charges                              --             --            $   164          1.29%          --
  2006   Lowest contract charge 0.00% Class A        $ 171.93             --                 --            --        13.21%
         Highest contract charge 0.60% Class A       $ 127.28             --                 --            --        12.53%
         All contract charges                              --             --            $    73          0.88%          --
  2005   Lowest contract charge 0.00% Class A        $ 151.87             --                 --            --         7.46%
         Highest contract charge 0.60% Class A       $ 113.10             --                 --            --         6.82%
         All contract charges                              --              1            $    75          0.53%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  92.37               --                --            --        26.52%
         Highest contract charge 0.90% Class B    $  83.94               --                --            --        25.37%
         All contract charges                           --               95          $  8,251          4.35%          --
  2008   Lowest contract charge 0.00% Class B     $  73.01               --                --            --       (37.41)%
         Highest contract charge 0.90% Class B    $  66.96               --                --            --       (37.97)%
         All contract charges                           --              102          $  7,038          0.36%          --
  2007   Lowest contract charge 0.00% Class B     $ 116.64               --                --            --         3.88%
         Highest contract charge 0.90% Class B    $ 107.94               --                --            --         2.95%
         All contract charges                           --              109          $ 12,127          1.29%          --
  2006   Lowest contract charge 0.00% Class B     $ 112.28               --                --            --        12.94%
         Highest contract charge 0.90% Class B    $ 104.85               --                --            --        11.93%
         All contract charges                           --              114          $ 12,320          0.88%          --
  2005   Lowest contract charge 0.00% Class B     $  99.41               --                --            --         7.19%
         Highest contract charge 0.90% Class B    $  93.68               --                --            --         6.23%
         All contract charges                           --              120          $ 11,578          0.53%          --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 154.23               --                --            --        36.70%
         Highest contract charge 0.60% Class A    $ 107.11               --                --            --        35.90%
         All contract charges                           --               54          $  8,163          2.21%          --
  2008   Lowest contract charge 0.00% Class A     $ 112.82               --                --            --       (36.18)%
         Highest contract charge 0.60% Class A    $  78.82               --                --            --       (36.56)%
         All contract charges                           --               50          $  5,531          0.16%          --
  2007   Lowest contract charge 0.00% Class A     $ 176.77               --                --            --        14.27%
         Highest contract charge 0.60% Class A    $ 124.25               --                --            --        13.57%
         All contract charges                           --               43          $  7,435            --           --
  2006   Lowest contract charge 0.00% Class A     $ 154.70               --                --            --        (0.28)%
         Highest contract charge 0.60% Class A    $ 109.40               --                --            --        (0.88)%
         All contract charges                           --               38          $  5,696            --           --
  2005   Lowest contract charge 0.00% Class A     $ 155.14               --                --            --        15.22%
         Highest contract charge 0.60% Class A    $ 110.37               --                --            --        14.53%
         All contract charges                           --               25          $  3,748            --           --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  77.13               --                --            --        36.21%
         Highest contract charge 0.90% Class B    $  70.10               --                --            --        34.98%
         All contract charges                           --            1,268          $ 92,431          2.21%          --
  2008   Lowest contract charge 0.00% Class B     $  56.63               --                --            --       (36.26)%
         Highest contract charge 0.90% Class B    $  51.93               --                --            --       (36.84)%
         All contract charges                           --            1,305          $ 70,031          0.16%          --
  2007   Lowest contract charge 0.00% Class B     $  88.85               --                --            --        13.98%
         Highest contract charge 0.90% Class B    $  82.22               --                --            --        12.94%
         All contract charges                           --            1,309          $110,980            --           --
  2006   Lowest contract charge 0.00% Class B     $  77.95               --                --            --        (0.54)%
         Highest contract charge 0.90% Class B    $  72.80               --                --            --        (1.43)%
         All contract charges                           --            1,349          $100,743            --           --
  2005   Lowest contract charge 0.00% Class B     $  78.38               --                --            --        14.93%
         Highest contract charge 0.90% Class B    $  73.86               --                --            --        13.90%
         All contract charges                           --            1,428          $107,944            --           --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 173.15               --                --            --        33.96%
         Highest contract charge 0.60% Class A    $ 111.56               --                --            --        33.16%
         All contract charges                           --               42          $  6,915          1.30%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2008   Lowest contract charge 0.00% Class A         $ 129.25              --                --            --       (37.26)%
         Highest contract charge 0.60% Class A        $  83.78              --                --            --       (37.64)%
         All contract charges                               --              43          $  5,006          0.12%          --
  2007   Lowest contract charge 0.00% Class A         $ 206.02              --                --            --        15.75%
         Highest contract charge 0.60% Class A        $ 134.35              --                --            --        15.05%
         All contract charges                               --              38          $  7,370          0.37%          --
  2006   Lowest contract charge 0.00% Class A         $ 177.99              --                --            --         8.04%
         Highest contract charge 0.60% Class A        $ 116.78              --                --            --         7.40%
         All contract charges                               --              27          $  4,679            --           --
  2005   Lowest contract charge 0.00% Class A         $ 164.74              --                --            --         9.36%
         Highest contract charge 0.60% Class A        $ 108.73              --                --            --         8.71%
         All contract charges                               --              21          $  3,303            --           --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 165.73              --                --            --        34.86%
         Highest contract charge 0.90% Class B        $ 147.79              --                --            --        33.65%
         All contract charges                               --             827          $124,156          1.30%          --
  2008   Lowest contract charge 0.00% Class B         $ 122.89              --                --            --       (38.23)%
         Highest contract charge 0.90% Class B        $ 110.58              --                --            --       (38.79)%
         All contract charges                               --             907          $101,392          0.12%          --
  2007   Lowest contract charge 0.00% Class B         $ 198.96              --                --            --        15.62%
         Highest contract charge 0.90% Class B        $ 180.67              --                --            --        14.58%
         All contract charges                               --             975          $177,887          0.37%          --
  2006   Lowest contract charge 0.00% Class B         $ 172.08              --                --            --         7.78%
         Highest contract charge 0.90% Class B        $ 157.68              --                --            --         6.81%
         All contract charges                               --           1,019          $161,821            --           --
  2005   Lowest contract charge 0.00% Class B         $ 159.66              --                --            --         9.03%
         Highest contract charge 0.90% Class B        $ 147.63              --                --            --         8.05%
         All contract charges                               --           1,128          $167,214            --           --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)     $  47.81              --                --            --        19.46%
         Highest contract charge 0.90% Class A (c)    $  46.65              --                --            --        18.38%
         All contract charges                               --              36          $  1,683         11.59%          --
  2008   Lowest contract charge 0.00% Class A (c)     $  40.02              --                --            --       (56.60)%
         Highest contract charge 0.90% Class A (c)    $  39.41              --                --            --       (56.99)%
         All contract charges                               --              29          $  1,141          2.15%          --
  2007   Lowest contract charge 0.00% Class A (c)     $  92.22              --                --            --        (7.78)%
         Highest contract charge 0.90% Class A (c)    $  91.63              --                --            --        (8.37)%
         All contract charges                               --              12          $  1,140            --           --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (b)     $  55.34              --                --            --        19.14%
         Highest contract charge 0.90% Class B (c)    $  46.34              --                --            --        18.06%
         All contract charges                               --              28          $  1,434         11.59%          --
  2008   Lowest contract charge 0.00% Class B (b)     $  46.45              --                --            --       (56.70)%
         Highest contract charge 0.90% Class B (c)    $  39.25              --                --            --       (57.09)%
         All contract charges                               --              11          $    506          2.15%          --
  2007   Lowest contract charge 0.00% Class B (b)     $ 107.28              --                --            --        (5.93)%
         Highest contract charge 0.90% Class B (c)    $  91.47              --                --            --        (8.53)%
         All contract charges                               --               6          $    641            --           --
  2006   Lowest contract charge 0.00% Class B (b)     $ 114.04              --                --            --         6.83%
         Highest contract charge 0.00% Class B (b)    $ 114.04              --                --            --         6.83%
         All contract charges                               --               3          $    286          0.05%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Value Index (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.00% Class B (b)    $ 106.74              --                --            --         6.74%
         Highest contract charge 0.00% Class B (b)   $ 106.74              --                --            --         6.74%
         All contract charges                              --              --          $     16            --           --
EQ/Large Cap Value PLUS (i) (l)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A        $ 136.81              --                --            --        20.61%
         Highest contract charge 0.90% Class A       $ 108.62              --                --            --        19.53%
         All contract charges                              --           2,598          $293,883          2.35%          --
  2008   Lowest contract charge 0.00% Class A        $ 113.43              --                --            --       (43.00)%
         Highest contract charge 0.90% Class A       $  90.87              --                --            --       (43.52)%
         All contract charges                              --           3,016          $282,961          3.01%          --
  2007   Lowest contract charge 0.00% Class A        $ 199.01              --                --            --        (2.94)%
         Highest contract charge 0.90% Class A       $ 160.89              --                --            --        (3.30)%
         All contract charges                              --           3,519          $ 71,098          2.48%          --
  2006   Lowest contract charge 0.00% Class A        $ 207.97              --                --            --        21.70%
         Highest contract charge 0.60% Class A       $ 152.45              --                --            --        20.97%
         All contract charges                                             175          $ 35,192          1.69%
  2005   Lowest contract charge 0.00% Class A        $ 170.89              --                --            --         5.70%
         Highest contract charge 0.60% Class A       $ 126.02              --                --            --         5.07%
         All contract charges                              --             125          $ 20,695          1.22%          --
EQ/Large Cap Value PLUS (i) (l)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B        $ 102.48              --                --            --        20.44%
         Highest contract charge 0.90% Class B       $ 107.73              --                --            --        19.36%
         All contract charges                              --             984          $109,083          2.35%          --
  2008   Lowest contract charge 0.00% Class B        $  85.09              --                --            --       (43.33)%
         Highest contract charge 0.90% Class B       $  90.26              --                --            --       (43.84)%
         All contract charges                              --           1,081          $100,115          3.01%          --
  2007   Lowest contract charge 0.00% Class B        $ 150.15              --                --            --        (4.55)%
         Highest contract charge 0.90% Class B       $ 160.72              --                --            --        (5.41)%
         All contract charges                              --           1,181          $702,530          2.48%          --
  2006   Lowest contract charge 0.00% Class B        $ 157.30              --                --            --        21.39%
         Highest contract charge 0.90% Class B       $ 169.92              --                --            --        20.30%
         All contract charges                              --           1,592          $270,942          1.69%          --
  2005   Lowest contract charge 0.00% Class B        $ 129.59              --                --            --         5.43%
         Highest contract charge 0.90% Class B       $ 141.25              --                --            --         4.49%
         All contract charges                              --           1,522          $214,562          1.22%          --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)    $  74.98              --                --            --        18.39%
         Highest contract charge 0.90% Class A (c)   $  73.17              --                --            --        17.33%
         All contract charges                              --              16          $  1,167          1.04%          --
  2008   Lowest contract charge 0.00% Class A (c)    $  63.33              --                --            --       (36.40)%
         Highest contract charge 0.90% Class A (c)   $  62.36              --                --            --       (36.98)%
         All contract charges                              --              10          $    631          2.23%          --
  2007   Lowest contract charge 0.00% Class A (c)    $  99.57              --                --            --        (0.43)%
         Highest contract charge 0.90% Class A (c)   $  98.95              --                --            --        (1.05)%
         All contract charges                              --               4          $    371          2.77%          --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)    $  97.18              --                --            --        18.11%
         Highest contract charge 0.90% Class B (c)   $  72.68              --                --            --        17.05%
         All contract charges                              --               7          $    664          1.04%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2008   Lowest contract charge 0.00% Class B (a)    $  82.28              --                 --            --       (36.56)%
         Highest contract charge 0.90% Class B (c)   $  62.09              --                 --            --       (37.14)%
         All contract charges                              --               5            $   359          2.23%          --
  2007   Lowest contract charge 0.00% Class B (a)    $ 129.70              --                 --            --         3.48%
         Highest contract charge 0.90% Class B (c)   $  98.77              --                 --            --        (1.23)%
         All contract charges                              --               3            $   284          2.77%          --
  2006   Lowest contract charge 0.00% Class B (a)    $ 125.34              --                               --        17.21%
         Highest contract charge 0.00% Class B (a)   $ 125.34              --                 --            --        17.21%
         All contract charges                              --               1            $    79          1.43%          --
  2005   Lowest contract charge 0.00% Class B (a)    $ 106.94              --                 --            --         6.94%
         Highest contract charge 0.00% Class B (a)   $ 106.94              --                 --            --         6.94%
         All contract charges                              --              --            $     8          0.05%          --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)    $  90.68              --                 --            --        25.80%
         Highest contract charge 0.90% Class A (c)   $  88.49              --                 --            --        24.67%
         All contract charges                              --              61            $ 5,543          0.99%          --
  2008   Lowest contract charge 0.00% Class A (c)    $  72.08              --                 --            --       (30.79)%
         Highest contract charge 0.90% Class A (c)   $  70.98              --                 --            --       (31.41)%
         All contract charges                              --              40            $ 2,885          1.76%          --
  2007   Lowest contract charge 0.00% Class A (c)    $ 104.14              --                 --            --         4.14%
         Highest contract charge 0.90% Class A (c)   $ 103.48              --                 --            --         3.48%
         All contract charges                              --              11            $ 1,127          3.25%          --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)    $ 115.16              --                 --            --        25.51%
         Highest contract charge 0.90% Class B (c)   $  87.90              --                 --            --        24.40%
         All contract charges                              --              29            $ 2,856          0.99%          --
  2008   Lowest contract charge 0.00% Class B (a)    $  91.75              --                 --            --       (30.97)%
         Highest contract charge 0.90% Class B (c)   $  70.66              --                 --            --       (31.60)%
         All contract charges                              --              14            $ 1,116          1.76%          --
  2007   Lowest contract charge 0.00% Class B (a)    $ 132.91              --                 --            --        10.68%
         Highest contract charge 0.90% Class B (c)   $ 103.30              --                 --            --         3.30%
         All contract charges                              --               4            $   465          3.25%          --
  2006   Lowest contract charge 0.00% Class B (a)    $ 120.09              --                 --            --        12.69%
         Highest contract charge 0.00% Class B (a)   $ 120.09              --                 --            --        12.69%
         All contract charges                              --              --            $    23          1.70%          --
  2005   Lowest contract charge 0.00% Class B (a)    $ 106.57              --                 --            --         6.57%
         Highest contract charge 0.00% Class B (a)   $ 106.57              --                 --            --         6.57%
         All contract charges                              --              --            $     1            --           --
EQ/Mid Cap Index
----------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A        $ 162.99              --                 --            --        36.61%
         Highest contract charge 0.60% Class A       $ 116.57              --                 --            --        35.79%
         All contract charges                              --             121            $19,119          1.16%          --
  2008   Lowest contract charge 0.00% Class A        $ 119.31                                 --            --       (49.16)%
         Highest contract charge 0.60% Class A       $  85.85              --                  -                     (49.46)%
         All contract charges                              --             116            $13,496          0.91%          --
  2007   Lowest contract charge 0.00% Class A        $ 234.66              --                 --            --         8.30%
         Highest contract charge 0.60% Class A       $ 169.87              --                 --            --         7.66%
         All contract charges                              --             105            $24,003            --           --
  2006   Lowest contract charge 0.00% Class A        $ 216.67              --                 --            --        11.81%
         Highest contract charge 0.60% Class A       $ 157.79              --                 --            --        11.14%
         All contract charges                              --              95            $19,943          3.32%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Mid Cap Index (Continued)
----------------------------
  2005   Lowest contract charge 0.00% Class A      $ 193.78              --                --            --         6.63%
         Highest contract charge 0.60% Class A     $ 141.98              --                --            --         5.99%
         All contract charges                            --              71          $ 13,402          7.62%          --
EQ/Mid Cap Index
----------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 104.63              --                --            --        36.28%
         Highest contract charge 0.90% Class B     $  96.16              --                --            --        35.04%
         All contract charges                            --             662          $ 66,176          1.16%          --
  2008   Lowest contract charge 0.00% Class B      $  76.78              --                --            --       (49.29)%
         Highest contract charge 0.90% Class B     $  71.21              --                --            --       (49.74)%
         All contract charges                            --             705          $ 51,770          0.91%          --
  2007   Lowest contract charge 0.00% Class B      $ 151.40              --                --            --         8.03%
         Highest contract charge 0.90% Class B     $ 141.69              --                --            --         7.06%
         All contract charges                            --             753          $109,736            --           --
  2006   Lowest contract charge 0.00% Class B      $ 140.14              --                --            --        11.52%
         Highest contract charge 0.90% Class B     $ 132.35              --                --            --        10.52%
         All contract charges                            --             765          $103,634          3.32%          --
  2005   Lowest contract charge 0.00% Class B      $ 125.66              --                --            --         6.37%
         Highest contract charge 0.90% Class B     $ 119.75              --                --            --         5.41%
         All contract charges                            --             794          $ 96,918          7.62%          --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 173.76              --                --            --        35.75%
         Highest contract charge 0.90% Class A     $ 144.24              --                --            --        34.65%
         All contract charges                            --           1,425          $218,981          1.70%          --
  2008   Lowest contract charge 0.00% Class A      $ 128.00              --                --            --       (39.07)%
         Highest contract charge 0.60% Class A     $  92.94              --                --            --       (39.44)%
         All contract charges                            --             129          $ 15,856          1.43%          --
  2007   Lowest contract charge 0.00% Class A      $ 210.08              --                --            --        (1.27)%
         Highest contract charge 0.60% Class A     $ 153.47              --                --            --        (1.86)%
         All contract charges                            --             133          $ 26,773          1.02%          --
  2006   Lowest contract charge 0.00% Class A      $ 212.78              --                --            --        12.76%
         Highest contract charge 0.60% Class A     $ 156.38              --                --            --        12.09%
         All contract charges                            --             118          $ 24,183          0.33%          --
  2005   Lowest contract charge 0.00% Class A      $ 188.70              --                --            --        11.60%
         Highest contract charge 0.60% Class A     $ 139.52              --                --            --        10.93%
         All contract charges                            --              90          $ 16,524          4.79%          --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 161.72              --                --            --        35.85%
         Highest contract charge 0.90% Class B     $ 113.72              --                --            --        34.66%
         All contract charges                            --              42          $  6,722          1.70%          --
  2008   Lowest contract charge 0.00% Class B      $ 119.04              --                --            --       (39.56)%
         Highest contract charge 0.90% Class B     $ 107.12              --                --            --       (40.11)%
         All contract charges                            --           1,023          $114,073          1.43%          --
  2007   Lowest contract charge 0.00% Class B      $ 196.96              --                --            --        (1.60)%
         Highest contract charge 0.90% Class B     $ 178.86              --                --            --        (2.49)%
         All contract charges                            --           1,200          $222,789          1.02%          --
  2006   Lowest contract charge 0.00% Class B      $ 200.16              --                --            --        12.48%
         Highest contract charge 0.90% Class B     $ 183.42              --                --            --        11.47%
         All contract charges                            --           1,351          $256,266          0.33%          --
  2005   Lowest contract charge 0.00% Class B      $ 177.95              --                --            --        11.32%
         Highest contract charge 0.90% Class B     $ 164.54              --                --            --        10.32%
         All contract charges                            --           1,444          $244,882          4.79%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 171.91              --                --            --         0.29%
         Highest contract charge 0.90% Class A         $ 159.18              --                --            --        (0.61)%
         All contract charges                                --           1,610          $301,222          0.20%          --
  2008   Lowest contract charge 0.00% Class A          $ 171.41              --                --            --         2.36%
         Highest contract charge 0.90% Class A         $ 160.16              --                --            --         1.44%
         All contract charges                                --           2,010          $402,756          2.30%          --
  2007   Lowest contract charge 0.00% Class A          $ 167.45              --                --            --         4.98%
         Highest contract charge 0.90% Class A         $ 157.88              --                --            --         4.03%
         All contract charges                                --           1,984          $391,569          4.81%          --
  2006   Lowest contract charge 0.00% Class A          $ 159.51              --                --            --         4.73%
         Highest contract charge 0.90% Class A         $ 151.77              --                --            --         3.79%
         All contract charges                                --           1,534          $296,025          4.67%          --
  2005   Lowest contract charge 0.00% Class A          $ 152.31              --                --            --         2.88%
         Highest contract charge 0.90% Class A         $ 146.23              --                --            --         1.96%
         All contract charges                                --           1,265          $242,248          2.82%          --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 131.48              --                --            --        (0.01)%
         Highest contract charge 0.90% Class B         $ 124.60              --                --            --        (0.90)%
         All contract charges                                --             646          $ 84,115          0.20%          --
  2008   Lowest contract charge 0.00% Class B          $ 131.49              --                --            --         2.11%
         Highest contract charge 0.90% Class B         $ 125.74              --                --            --         1.19%
         All contract charges                                --             525          $ 68,250          2.30%          --
  2007   Lowest contract charge 0.00% Class B          $ 128.77              --                --            --         4.71%
         Highest contract charge 0.90% Class B         $ 124.26              --                --            --         3.77%
         All contract charges                                --             444          $ 55,923          4.81%          --
  2006   Lowest contract charge 0.00% Class B          $ 122.98              --                --            --         4.48%
         Highest contract charge 0.90% Class B         $ 119.75              --                --            --         3.55%
         All contract charges                                --             458          $ 56,595          4.67%          --
  2005   Lowest contract charge 0.00% Class B          $ 117.70              --                --            --         2.62%
         Highest contract charge 0.90% Class B         $ 115.65              --                --            --         1.70%
         All contract charges                                --             484          $ 56,793          2.82%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)      $ 102.38              --                --            --        30.07%
         Highest contract charge 0.90% Class A (c)     $  99.91              --                --            --        28.90%
         All contract charges                                --              99          $  9,929          0.63%          --
  2008   Lowest contract charge 0.00% Class A (c)      $  78.71              --                --            --       (32.74)%
         Highest contract charge 0.90% Class A (c)     $  77.51              --                --            --       (33.34)%
         All contract charges                                --              76          $  5,897          0.43%          --
  2007   Lowest contract charge 0.00% Class A (c)      $ 117.02              --                --            --        17.02%
         Highest contract charge 0.90% Class A (c)     $ 116.28              --                --            --        16.28%
         All contract charges                                --              29          $  3,428          1.15%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 125.64              --                --            --        29.74%
         Highest contract charge 0.90% Class B (c)     $  99.25              --                --            --        28.57%
         All contract charges                                --              75          $  8,378          0.63%          --
  2008   Lowest contract charge 0.00% Class B          $  96.84              --                --            --       (32.89)%
         Highest contract charge 0.90% Class B (c)     $  77.20              --                --            --       (33.49)%
         All contract charges                                --              49          $  4,194          0.43%          --
  2007   Lowest contract charge 0.00% Class B          $ 144.30              --                --            --        20.81%
         Highest contract charge 0.90% Class B (c)     $ 116.08              --                --            --        (2.81)%
         All contract charges                                --              13          $  1,734          1.15%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/Montag and Caldwell Growth (Continued)
-----------------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 119.44             --                 --            --         7.95%
         Highest contract charge 0.00% Class B         $ 119.44             --                 --            --         7.95%
         All contract charges                                --              4           $    472          0.26%          --
  2005   Lowest contract charge 0.00% Class B          $ 110.64             --                 --            --         5.40%
         Highest contract charge 0.00% Class B         $ 110.64             --                 --            --         5.40%
         All contract charges                                --              2           $    179          0.46%          --
EQ/Pimco Ultra Short Bond
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (x)      $ 112.94             --                 --            --         8.11%
         Highest contract charge 0.90% Class A (x)     $ 110.22             --                 --            --         7.14%
         All contract charges                                --            319           $ 35,575          0.62%          --
EQ/Pimco Ultra Short Bond
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)      $ 116.26             --                 --            --         8.01%
         Highest contract charge 0.90% Class B (c)     $ 110.12             --                 --            --         7.04%
         All contract charges                                --            171           $ 19,397          0.62%          --
  2008   Lowest contract charge 0.00% Class B (a)      $ 107.64             --                 --            --        (4.05)%
         Highest contract charge 0.90% Class B (c)     $ 102.88             --                 --            --        (4.91)%
         All contract charges                                --            293           $ 30,513          3.91%          --
  2007   Lowest contract charge 0.00% Class B (a)      $ 112.18             --                 --            --        11.48%
         Highest contract charge 0.90% Class B (c)     $ 108.19             --                 --            --         8.19%
         All contract charges                                --             51           $  5,615          7.67%          --
  2006   Lowest contract charge 0.00% Class B (a)      $ 100.63             --                 --            --         0.39%
         Highest contract charge 0.00% Class B (a)     $ 100.63             --                 --            --         0.39%
         All contract charges                                --              3           $    312          7.36%          --
  2005   Lowest contract charge 0.00% Class B (a)      $ 100.24             --                 --            --         0.24%
         Highest contract charge 0.00% Class B (a)     $ 100.24             --                 --            --         0.24%
         All contract charges                                --             --           $     19          0.84%          --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 224.15             --                 --            --         6.28%
         Highest contract charge 0.90% Class A         $ 182.56             --                 --            --         5.33%
         All contract charges                                --            417           $ 84,236          3.02%          --
  2008   Lowest contract charge 0.00% Class A          $ 210.91             --                 --            --        (6.33)%
         Highest contract charge 0.90% Class A         $ 173.33             --                 --            --        (7.17)%
         All contract charges                                --            486           $ 93,036          5.68%          --
  2007   Lowest contract charge 0.00% Class A          $ 225.16             --                 --            --         4.80%
         Highest contract charge 0.90% Class A         $ 186.72             --                 --            --         3.85%
         All contract charges                                --            495           $101,225          5.08%          --
  2006   Lowest contract charge 0.00% Class A          $ 214.84             --                 --            --         4.09%
         Highest contract charge 0.90% Class A         $ 179.79             --                 --            --         3.16%
         All contract charges                                --            520           $101,691          4.03%          --
  2005   Lowest contract charge 0.00% Class A          $ 206.40             --                 --            --         2.25%
         Highest contract charge 0.90% Class A         $ 174.29             --                 --            --         1.34%
         All contract charges                                --            564           $106,367          3.88%          --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 151.95             --                 --            --         6.06%
         Highest contract charge 0.90% Class B         $ 139.83             --                 --            --         5.11%
         All contract charges                                --            198           $ 28,433          3.02%          --
  2008   Lowest contract charge 0.00% Class B          $ 143.26             --                 --            --        (6.55)%
         Highest contract charge 0.90% Class B         $ 133.03             --                 --            --        (7.39)%
         All contract charges                                --            194           $ 26,200          5.68%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/Quality Bond PLUS (Continued)
--------------------------------
  2007   Lowest contract charge 0.00% Class B         $ 153.30             --                 --            --          4.54%
         Highest contract charge 0.90% Class B        $ 143.64             --                 --            --          3.59%
         All contract charges                               --            210            $30,448          5.08%           --
  2006   Lowest contract charge 0.00% Class B         $ 146.64             --                 --            --          3.82%
         Highest contract charge 0.90% Class B        $ 138.66             --                 --            --          2.89%
         All contract charges                               --            226            $31,598          4.03%           --
  2005   Lowest contract charge 0.00% Class B         $ 141.24             --                 --            --          2.00%
         Highest contract charge 0.90% Class B        $ 134.77             --                 --            --          1.08%
         All contract charges                               --            235            $31,831          3.88%           --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A         $ 194.78             --                 --            --         26.44%
         Highest contract charge 0.90% Class A        $ 161.25             --                 --            --         25.30%
         All contract charges                               --            210            $36,171          1.63%           --
  2008   Lowest contract charge 0.00% Class A         $ 154.05             --                 --            --        (33.96)%
         Highest contract charge 0.90% Class A        $ 128.69             --                 --            --        (34.56)%
         All contract charges                               --            207            $29,618          1.04%           --
  2007   Lowest contract charge 0.00% Class A         $ 233.27             --                 --            --         (1.60)%
         Highest contract charge 0.90% Class A        $ 196.66             --                 --            --         (2.48)%
         All contract charges                               --            194            $39,848          1.55%           --
  2006   Lowest contract charge 0.00% Class A         $ 237.06             --                 --            --         18.01%
         Highest contract charge 0.90% Class A        $ 201.67             --                 --            --         16.94%
         All contract charges                               --            176            $36,575          1.59%           --
  2005   Lowest contract charge 0.00% Class A         $ 200.89             --                 --            --          4.52%
         Highest contract charge 0.90% Class A        $ 172.45             --                 --            --          3.44%
         All contract charges                               --            136            $24,510          1.43%           --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 142.12             --                 --            --         26.13%
         Highest contract charge 0.90% Class B        $ 141.64             --                 --            --         24.99%
         All contract charges                               --             68            $ 9,831          1.63%           --
  2008   Lowest contract charge 0.00% Class B         $ 112.68                                --            --        (34.13)%
         Highest contract charge 0.90% Class B        $ 113.32             --                  -                      (34.72)%
         All contract charges                               --             71            $ 7,188          1.04%           --
  2007   Lowest contract charge 0.00% Class B         $ 171.06             --                 --            --         (1.83)%
         Highest contract charge 0.90% Class B        $ 173.60             --                 --            --         (2.72)%
         All contract charges                               --             71            $13,008          1.55%           --
  2006   Lowest contract charge 0.00% Class B         $ 174.25             --                 --            --         17.71%
         Highest contract charge 0.90% Class B        $ 178.45             --                 --            --         16.65%
         All contract charges                               --             61            $11,500          1.59%           --
  2005   Lowest contract charge 0.00% Class B         $ 148.03             --                 --            --          4.25%
         Highest contract charge 0.90% Class B        $ 152.98             --                 --            --          3.32%
         All contract charges                               --             49            $ 7,521          1.43%           --
EQ/T. Rowe Price Growth Stock (g)
---------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A (d)     $  83.60             --                 --            --         43.13%
         Highest contract charge 0.60% Class A (d)    $  82.17             --                 --            --         42.26%
         All contract charges                               --             12            $   958            --            --
  2008   Lowest contract charge 0.00% Class A (d)     $  58.41             --                 --            --        (42.06)%
         Highest contract charge 0.60% Class A (d)    $  57.76             --                 --            --        (42.41)%
         All contract charges                               --             12            $   696            --            --
  2007   Lowest contract charge 0.00% Class A (d)     $ 100.81             --                 --            --          0.81%
         Highest contract charge 0.60% Class A (d)    $ 100.29             --                 --            --          0.29%
         All contract charges                               --             11            $ 1,100          0.17%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/T. Rowe Price Growth Stock (g)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $  98.42              --                 --            --        42.64%
         Highest contract charge 0.90% Class B (d)    $  80.94              --                 --            --        41.35%
         All contract charges                               --             386            $32,264            --           --
  2008   Lowest contract charge 0.00% Class B         $  69.00              --                 --            --       (42.21)%
         Highest contract charge 0.90% Class B (d)    $  57.26              --                 --            --       (42.73)%
         All contract charges                               --             313            $18,276            --           --
  2007   Lowest contract charge 0.00% Class B         $ 119.39              --                 --            --         7.23%
         Highest contract charge 0.90% Class B (d)    $  99.98              --                 --            --        (0.02)%
         All contract charges                               --             309            $31,316          0.17%          --
  2006   Lowest contract charge 0.00% Class B         $ 111.34              --                 --            --        (4.01)%
         Highest contract charge 0.00% Class B        $ 111.34              --                 --            --        (4.01)%
         All contract charges                               --               6            $   661            --           --
  2005   Lowest contract charge 0.00% Class B         $ 116.00              --                 --            --         3.99%
         Highest contract charge 0.00% Class B        $ 116.00              --                 --            --         3.99%
         All contract charges                               --               3            $   335            --           --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 109.54              --                 --            --        32.44%
         Highest contract charge 0.90% Class B (c)    $  74.36              --                 --            --        31.24%
         All contract charges                               --              55            $ 4,761          0.87%          --
  2008   Lowest contract charge 0.00% Class B         $  82.71              --                 --            --       (40.03)%
         Highest contract charge 0.90% Class B (c)    $  56.66              --                 --            --       (40.57)%
         All contract charges                               --              51            $ 3,313          1.38%          --
  2007   Lowest contract charge 0.00% Class B         $ 137.92              --                 --            --         1.17%
         Highest contract charge 0.90% Class B (c)    $  95.34              --                 --            --        (4.66)%
         All contract charges                               --              41            $ 4,500          1.33%          --
  2006   Lowest contract charge 0.00% Class B         $ 136.33              --                 --            --        14.15%
         Highest contract charge 0.00% Class B        $ 136.33              --                 --            --        14.15%
         All contract charges                               --               7            $   964          0.95%          --
  2005   Lowest contract charge 0.00% Class B         $ 119.43              --                 --            --         9.00%
         Highest contract charge 0.00% Class B        $ 119.43              --                 --            --         9.00%
         All contract charges                               --               5            $   545          1.23%          --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)     $  75.22              --                 --            --        28.74%
         Highest contract charge 0.90% Class A (c)    $  73.41              --                 --            --        27.58%
         All contract charges                               --              17            $ 1,278          1.72%          --
  2008   Lowest contract charge 0.00% Class A (c)     $  58.43              --                 --            --       (36.78)%
         Highest contract charge 0.90% Class A (c)    $  57.54              --                 --            --       (37.35)%
         All contract charges                               --              19            $   998          2.77%          --
  2007   Lowest contract charge 0.00% Class A (c)     $  92.43              --                 --            --        (7.57)%
         Highest contract charge 0.90% Class A (c)    $  91.85               8            $   650          3.69%       (8.15)%
         All contract charges                               --                                                            --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)     $  96.28              --                 --            --        28.41%
         Highest contract charge 0.90% Class B (c)    $  72.90              --                 --            --        27.26%
         All contract charges                               --              14            $ 1,258          1.72%          --
  2008   Lowest contract charge 0.00% Class B (a)     $  74.98              --                 --            --       (36.94)%
         Highest contract charge 0.90% Class B (c)    $  57.29              --                 --            --       (37.52)%
         All contract charges                               --               9            $   597          2.77%          --
  2007   Lowest contract charge 0.00% Class B (a)     $ 118.91              --                 --            --        (2.50)%
         Highest contract charge 0.90% Class B (c)    $  91.69              --                 --            --        (8.31)%
         All contract charges                               --               5            $   526          3.69%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2006   Lowest contract charge 0.00% Class B (a)     $ 121.96             --                 --            --         15.90%
         Highest contract charge 0.00% Class B (a)    $ 121.96             --                 --            --         15.90%
         All contract charges                               --              1            $   104          3.50%           --
  2005   Lowest contract charge 0.00% Class B (a)     $ 105.23             --                 --            --          5.23%
         Highest contract charge 0.00% Class B (a)    $ 105.23             --                 --            --          5.23%
         All contract charges                               --             --            $17,122          0.76%           --
EQ/Van Kampen Mid Cap Growth (j)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)     $  94.99             --                 --            --         57.44%
         Highest contract charge 0.90% Class A (c)    $  92.69             --                 --            --         56.05%
         All contract charges                               --            258            $24,203            --            --
  2008   Lowest contract charge 0.00% Class A (c)     $  60.33             --                 --            --        (47.19)%
         Highest contract charge 0.90% Class A (c)    $  59.40             --                 --            --        (47.67)%
         All contract charges                               --            164            $ 9,796            --            --
  2007   Lowest contract charge 0.00% Class A (c)     $ 114.23             --                 --            --         14.23%
         Highest contract charge 0.90% Class A (c)    $ 113.51             --                 --            --         13.51%
         All contract charges                               --            110            $12,578          1.39%           --
EQ/Van Kampen Mid Cap Growth (j)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)     $ 138.16             --                 --            --         57.07%
         Highest contract charge 0.90% Class B (c)    $  92.07             --                 --            --         55.65%
         All contract charges                               --             89            $ 9,414            --            --
  2008   Lowest contract charge 0.00% Class B (a)     $  87.96             --                 --            --        (47.32)%
         Highest contract charge 0.90% Class B (c)    $  59.15             --                 --            --        (47.80)%
         All contract charges                               --             58            $ 3,842            --            --
  2007   Lowest contract charge 0.00% Class B (a)     $ 166.98             --                 --            --         22.41%
         Highest contract charge 0.90% Class B (c)    $ 113.31             --                 --            --         13.31%
         All contract charges                               --             28            $ 3,449          1.39%           --
  2006   Lowest contract charge 0.00% Class B (a)     $ 136.41             --                 --            --          9.26%
         Highest contract charge 0.00% Class B (a)    $ 136.41             --                 --            --          9.26%
         All contract charges                               --              1            $    90          0.59%           --
  2005   Lowest contract charge 0.00% Class B (a)     $ 124.85             --                 --            --         24.85%
         Highest contract charge 0.00% Class B (a)    $ 124.85             --                 --            --         24.85%
         All contract charges                               --             --            $     7            --            --
Fidelity(R) Money Market
-------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (w)     $ 100.18             --                 --            --          0.17%
         Highest contract charge 0.00% Class B (w)    $ 100.18             --                 --            --          0.17%
         All contract charges                               --            141            $14,014          0.08%           --
Fidelity(R) VIP Asset Manager: Growth
-------------------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B         $ 139.68             --                 --            --         32.41%
         Highest contract charge 0.00% Class B        $ 139.68             --                 --            --         32.41%
         All contract charges                               --             44            $ 6,144          1.42%           --
  2008   Lowest contract charge 0.00% Class B         $ 105.49             --                 --            --        (35.94)%
         Highest contract charge 0.00% Class B        $ 105.49             --                 --            --        (35.94)%
         All contract charges                               --             42            $ 4,470          1.89%           --
  2007   Lowest contract charge 0.00% Class B         $ 164.68             --                 --            --         18.60%
         Highest contract charge 0.00% Class B        $ 164.68             --                 --            --         18.60%
         All contract charges                               --             29            $ 4,820          3.86%           --
  2006   Lowest contract charge 0.00% Class B         $ 138.85             --                 --            --          6.72%
         Highest contract charge 0.00% Class B        $ 138.85             --                 --            --          6.72%
         All contract charges                               --             21            $ 2,924          1.86%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                      Unit             Units         Net Assets     Investment        Total
                                                   Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                  ------------ -------------------- ------------ ---------------- -------------
Fidelity(R) VIP Asset Manager: Growth (Continued)
-------------------------------------------------
  2005   Lowest contract charge 0.00% Class B      $ 130.10             --                 --            --         3.56%
         Highest contract charge 0.00% Class B     $ 130.10             --                 --            --         3.56%
         All contract charges                            --             18            $ 2,324          1.82%          --
Fidelity(R) VIP Contrafund
--------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 173.17             --                 --            --        35.47%
         Highest contract charge 0.00% Class B     $ 173.17             --                 --            --        35.47%
         All contract charges                            --            225            $38,820          1.29%          --
  2008   Lowest contract charge 0.00% Class B      $ 127.83             --                 --            --       (42.69)%
         Highest contract charge 0.00% Class B     $ 127.83             --                 --            --       (42.69)%
         All contract charges                            --            205            $26,164          0.81%          --
  2007   Lowest contract charge 0.00% Class B      $ 223.05             --                 --            --        17.30%
         Highest contract charge 0.00% Class B     $ 223.05             --                 --            --        17.30%
         All contract charges                            --            209            $46,555          1.94%          --
  2006   Lowest contract charge 0.00% Class B      $ 190.15             --                 --            --        11.43%
         Highest contract charge 0.00% Class B     $ 190.15             --                 --            --        11.43%
         All contract charges                            --            194            $36,939          1.03%          --
  2005   Lowest contract charge 0.00% Class B      $ 170.65             --                 --            --        16.65%
         Highest contract charge 0.00% Class B     $ 170.65             --                 --            --        16.65%
         All contract charges                            --            173            $29,536          0.08%          --
Fidelity(R) VIP Equity-Income
-----------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 137.73             --                 --            --        29.89%
         Highest contract charge 0.00% Class B     $ 137.73             --                 --            --        29.89%
         All contract charges                            --             39            $ 5,368          2.03%          --
  2008   Lowest contract charge 0.00% Class B      $ 106.04             --                 --            --       (42.81)%
         Highest contract charge 0.00% Class B     $ 106.04             --                 --            --       (42.81)%
         All contract charges                            --             43            $ 4,513          2.34%          --
  2007   Lowest contract charge 0.00% Class B      $ 185.43             --                 --            --         1.27%
         Highest contract charge 0.00% Class B     $ 185.43             --                 --            --         1.27%
         All contract charges                            --             50            $ 9,359          1.64%          --
  2006   Lowest contract charge 0.00% Class B      $ 183.10             --                 --            --        19.93%
         Highest contract charge 0.00% Class B     $ 183.10             --                 --            --        19.93%
         All contract charges                            --             55            $10,114          5.07%          --
  2005   Lowest contract charge 0.00% Class B      $ 152.67             --                 --            --         5.57%
         Highest contract charge 0.00% Class B     $ 152.67             --                 --            --         5.57%
         All contract charges                            --             39            $ 5,955          1.98%          --
Fidelity(R) VIP Growth & Income
-------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 124.07             --                 --            --        27.01%
         Highest contract charge 0.00% Class B     $ 124.07             --                 --            --        27.01%
         All contract charges                            --             39            $ 4,742          0.90%          --
  2008   Lowest contract charge 0.00% Class B      $  97.68             --                 --            --       (41.90)%
         Highest contract charge 0.00% Class B     $  97.68             --                 --            --       (41.90)%
         All contract charges                            --             30            $ 2,927          1.14%          --
  2007   Lowest contract charge 0.00% Class B      $ 168.11             --                 --            --        11.86%
         Highest contract charge 0.00% Class B     $ 168.11             --                 --            --        11.86%
         All contract charges                            --             26            $ 4,306          4.78%          --
  2006   Lowest contract charge 0.00% Class B      $ 150.29             --                 --            --        12.86%
         Highest contract charge 0.00% Class B     $ 150.29             --                 --            --        12.86%
         All contract charges                            --             23            $ 3,488          1.12%          --
  2005   Lowest contract charge 0.00% Class B      $ 133.17             --                 --            --         7.40%
         Highest contract charge 0.00% Class B     $ 133.17             --                 --            --         7.40%
         All contract charges                            --             21            $ 2,761          1.21%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Fidelity(R) VIP High Income
---------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 156.41             --                 --            --        43.47%
         Highest contract charge 0.00% Class B     $ 156.41             --                 --            --        43.47%
         All contract charges                            --            114            $17,838         10.51%          --
  2008   Lowest contract charge 0.00% Class B      $ 109.02             --                 --            --       (25.14)%
         Highest contract charge 0.00% Class B     $ 109.02             --                 --            --       (25.14)%
         All contract charges                            --             60            $ 6,563         10.39%          --
  2007   Lowest contract charge 0.00% Class B      $ 145.64             --                 --            --         2.54%
         Highest contract charge 0.00% Class B     $ 145.64             --                 --            --         2.54%
         All contract charges                            --             66            $ 9,673          9.22%          --
  2006   Lowest contract charge 0.00% Class B      $ 142.03             --                 --            --        11.02%
         Highest contract charge 0.00% Class B     $ 142.03             --                 --            --        11.02%
         All contract charges                            --             61            $ 8,621         10.89%          --
  2005   Lowest contract charge 0.00% Class B      $ 127.93             --                 --            --         2.31%
         Highest contract charge 0.00% Class B     $ 127.93             --                 --            --         2.31%
         All contract charges                            --             25            $ 3,225         14.56%          --
Fidelity(R) VIP Investment Grade Bond
-------------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 131.38             --                 --            --        15.47%
         Highest contract charge 0.00% Class B     $ 131.38             --                 --            --        15.47%
         All contract charges                            --            154            $19,978          8.38%          --
  2008   Lowest contract charge 0.00% Class B      $ 113.78             --                 --            --        (3.46)%
         Highest contract charge 0.00% Class B     $ 113.78             --                 --            --        (3.46)%
         All contract charges                            --             73            $ 8,340          3.86%          --
  2007   Lowest contract charge 0.00% Class B      $ 117.86             --                 --            --         4.08%
         Highest contract charge 0.00% Class B     $ 117.86             --                 --            --         4.08%
         All contract charges                            --             84            $ 9,953          3.52%          --
  2006   Lowest contract charge 0.00% Class B      $ 113.24             --                 --            --         4.14%
         Highest contract charge 0.00% Class B     $ 113.24             --                 --            --         4.14%
         All contract charges                            --             74            $ 8,360          4.58%          --
  2005   Lowest contract charge 0.00% Class B      $ 108.74             --                 --            --         1.89%
         Highest contract charge 0.00% Class B     $ 108.74             --                 --            --         1.89%
         All contract charges                            --             56            $ 6,087          3.51%          --
Fidelity(R) VIP Mid Cap
-----------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 231.74             --                 --            --        39.76%
         Highest contract charge 0.00% Class B     $ 231.74             --                 --            --        39.76%
         All contract charges                            --            137            $31,690          0.48%          --
  2008   Lowest contract charge 0.00% Class B      $ 165.82             --                 --            --       (39.61)%
         Highest contract charge 0.00% Class B     $ 165.82             --                 --            --       (39.61)%
         All contract charges                            --            134            $22,273          0.24%          --
  2007   Lowest contract charge 0.00% Class B      $ 274.57             --                 --            --        15.34%
         Highest contract charge 0.00% Class B     $ 274.57             --                 --            --        15.34%
         All contract charges                            --            147            $40,381          8.68%          --
  2006   Lowest contract charge 0.00% Class B      $ 238.06             --                 --            --        12.40%
         Highest contract charge 0.00% Class B     $ 238.06             --                 --            --        12.40%
         All contract charges                            --            138            $32,948          1.13%          --
  2005   Lowest contract charge 0.00% Class B      $ 211.79             --                 --            --        18.02%
         Highest contract charge 0.00% Class B     $ 211.79             --                 --            --        18.02%
         All contract charges                            --            125            $26,506            --           --
Fidelity(R) VIP Value
---------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 132.79             --                 --            --        42.11%
         Highest contract charge 0.00% Class B     $ 132.79             --                 --            --        42.11%
         All contract charges                            --             41            $ 5,439          0.77%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Fidelity(R) VIP Value (Continued)
---------------------------------
  2008   Lowest contract charge 0.00% Class B     $  93.44               --                --            --       (46.60)%
         Highest contract charge 0.00% Class B    $  93.44               --                --            --       (46.60)%
         All contract charges                           --               32          $  2,965          0.61%          --
  2007   Lowest contract charge 0.00% Class B     $ 174.99               --                --            --         1.86%
         Highest contract charge 0.00% Class B    $ 174.99               --                --            --         1.86%
         All contract charges                           --               40          $  6,930          4.26%          --
  2006   Lowest contract charge 0.00% Class B     $ 171.80               --                --            --        14.41%
         Highest contract charge 0.00% Class B    $ 171.80               --                --            --        14.41%
         All contract charges                           --               25          $  4,323          0.88%          --
  2005   Lowest contract charge 0.00% Class B     $ 150.16               --                --            --         5.84%
         Highest contract charge 0.00% Class B    $ 150.16               --                --            --         5.84%
         All contract charges                           --               20          $  3,017          0.42%          --
Fidelity(R) VIP Value Strategies
--------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B     $ 168.44               --                --            --        57.15%
         Highest contract charge 0.00% Class B    $ 168.44               --                --            --        57.15%
         All contract charges                           --               35          $  5,964          0.42%          --
  2008   Lowest contract charge 0.00% Class B     $ 107.18               --                --            --       (51.28)%
         Highest contract charge 0.00% Class B    $ 107.18               --                --            --       (51.28)%
         All contract charges                           --               25          $  2,697          0.48%          --
  2007   Lowest contract charge 0.00% Class B     $ 220.01               --                --            --         5.44%
         Highest contract charge 0.00% Class B    $ 220.01               --                --            --         5.44%
         All contract charges                           --               38          $  8,359          6.13%          --
  2006   Lowest contract charge 0.00% Class B     $ 208.66               --                --            --        16.01%
         Highest contract charge 0.00% Class B    $ 208.66               --                --            --        16.01%
         All contract charges                           --               20          $  4,109          2.31%          --
  2005   Lowest contract charge 0.00% Class B     $ 179.87               --                --            --         2.43%
         Highest contract charge 0.00% Class B    $ 179.87               --                --            --         2.43%
         All contract charges                           --               18          $  3,269          0.09%          --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A     $ 145.11               --                --            --        37.61%
         Highest contract charge 0.90% Class A    $ 153.66               --                --            --        36.37%
         All contract charges                           --              901          $331,262          0.39%          --
  2008   Lowest contract charge 0.00% Class A     $ 105.45               --                --            --       (46.54)%
         Highest contract charge 0.90% Class A    $ 112.68               --                --            --       (47.02)%
         All contract charges                           --              870          $249,801          0.50%          --
  2007   Lowest contract charge 0.00% Class A     $ 197.25               --                --            --        11.66%
         Highest contract charge 0.90% Class A    $ 212.70               --                --            --        10.65%
         All contract charges                           --              950          $516,296          0.10%          --
  2006   Lowest contract charge 0.00% Class A     $ 176.65               --                --            --         5.37%
         Highest contract charge 0.90% Class A    $ 192.22               --                --            --         4.43%
         All contract charges                           --            1,040          $506,530          0.17%          --
  2005   Lowest contract charge 0.00% Class A     $ 167.64               --                --            --         8.47%
         Highest contract charge 0.90% Class A    $ 184.07               --                --            --         7.50%
         All contract charges                           --            1,126          $524,189            --           --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  74.30               --                --            --        37.27%
         Highest contract charge 0.90% Class B    $  67.61               --                --            --        36.04%
         All contract charges                           --              261          $ 18,387          0.39%          --
  2008   Lowest contract charge 0.00% Class B     $  54.13               --                --            --       (46.68)%
         Highest contract charge 0.90% Class B    $  49.70               --                --            --       (47.16)%
         All contract charges                           --              178          $  9,141          0.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Aggressive Equity (Continued)
------------------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 101.51             --                 --            --         11.38%
         Highest contract charge 0.90% Class B     $  94.06             --                 --            --         10.39%
         All contract charges                            --            186            $17,789          0.10%           --
  2006   Lowest contract charge 0.00% Class B      $  91.14             --                 --            --          5.11%
         Highest contract charge 0.90% Class B     $  85.21             --                 --            --          4.17%
         All contract charges                            --            189            $16,561          0.17%           --
  2005   Lowest contract charge 0.00% Class B      $  86.70             --                 --            --          8.17%
         Highest contract charge 0.90% Class B     $  81.80             --                 --            --          7.23%
         All contract charges                            --            198            $16,583            --            --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 140.21             --                 --            --          8.58%
         Highest contract charge 0.60% Class A     $ 140.92             --                 --            --          7.93%
         All contract charges                            --            184            $24,878          3.64%           --
  2008   Lowest contract charge 0.00% Class A      $ 129.13             --                 --            --          2.72%
         Highest contract charge 0.60% Class A     $ 130.57             --                 --            --          2.11%
         All contract charges                            --            162            $20,806          4.96%           --
  2007   Lowest contract charge 0.00% Class A      $ 125.71             --                 --            --          6.53%
         Highest contract charge 0.60% Class A     $ 127.87             --                 --            --          5.89%
         All contract charges                            --            157            $19,585          4.20%           --
  2006   Lowest contract charge 0.00% Class A      $ 118.00             --                 --            --          4.03%
         Highest contract charge 0.60% Class A     $ 120.76             --                 --            --          3.40%
         All contract charges                            --            136            $15,997          4.16%           --
  2005   Lowest contract charge 0.00% Class A      $ 113.43             --                 --            --          2.00%
         Highest contract charge 0.60% Class A     $ 116.79             --                 --            --          1.39%
         All contract charges                            --            101            $11,470          3.52%           --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 145.18             --                 --            --          8.32%
         Highest contract charge 0.90% Class B     $ 135.05             --                 --            --          7.33%
         All contract charges                            --            582            $81,363          3.64%           --
  2008   Lowest contract charge 0.00% Class B      $ 134.03             --                 --            --          2.46%
         Highest contract charge 0.90% Class B     $ 125.82             --                 --            --          1.55%
         All contract charges                            --            479            $62,184          4.96%           --
  2007   Lowest contract charge 0.00% Class B      $ 130.81             --                 --            --          6.26%
         Highest contract charge 0.90% Class B     $ 123.90             --                 --            --          5.29%
         All contract charges                            --            459            $58,320          4.20%           --
  2006   Lowest contract charge 0.00% Class B      $ 123.10             --                 --            --          3.77%
         Highest contract charge 0.90% Class B     $ 117.67             --                 --            --          2.84%
         All contract charges                            --            482            $57,882          4.16%           --
  2005   Lowest contract charge 0.00% Class B      $ 118.63             --                 --            --          1.75%
         Highest contract charge 0.90% Class B     $ 114.42             --                 --            --          0.83%
         All contract charges                            --            457            $53,081          3.52%           --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 191.99             --                 --            --         30.24%
         Highest contract charge 0.60% Class A     $ 138.13             --                 --            --         29.45%
         All contract charges                            --             76            $14,392          1.68%           --
  2008   Lowest contract charge 0.00% Class A      $ 147.41             --                 --            --        (47.10)%
         Highest contract charge 0.60% Class A     $ 106.70             --                 --            --        (47.42)%
         All contract charges                            --             76            $11,041          1.63%           --
  2007   Lowest contract charge 0.00% Class A      $ 278.66             --                 --            --         12.71%
         Highest contract charge 0.60% Class A     $ 202.92             --                 --            --         12.04%
         All contract charges                            --             71            $19,542          0.78%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager International Equity (Continued)
---------------------------------------------
  2006   Lowest contract charge 0.00% Class A      $ 247.23             --                 --            --         25.63%
         Highest contract charge 0.60% Class A     $ 181.12             --                 --            --         24.88%
         All contract charges                            --             60            $14,457          2.37%           --
  2005   Lowest contract charge 0.00% Class A      $ 196.79             --                 --            --         15.73%
         Highest contract charge 0.60% Class A     $ 145.04             --                 --            --         15.04%
         All contract charges                            --             40            $ 7,871          4.18%           --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 181.13             --                 --            --         29.92%
         Highest contract charge 0.90% Class B     $ 130.00             --                 --            --         28.75%
         All contract charges                            --            294            $40,174          1.68%           --
  2008   Lowest contract charge 0.00% Class B      $ 139.42             --                 --            --        (47.23)%
         Highest contract charge 0.90% Class B     $ 100.97             --                 --            --        (47.71)%
         All contract charges                            --            313            $32,917          1.63%           --
  2007   Lowest contract charge 0.00% Class B      $ 264.21             --                 --            --         12.43%
         Highest contract charge 0.90% Class B     $ 193.09             --                 --            --         11.41%
         All contract charges                            --            326            $65,021          0.78%           --
  2006   Lowest contract charge 0.00% Class B      $ 235.00             --                 --            --         25.32%
         Highest contract charge 0.90% Class B     $ 173.31             --                 --            --         24.19%
         All contract charges                            --            309            $54,685          2.37%           --
  2005   Lowest contract charge 0.00% Class B      $ 187.53             --                 --            --         15.44%
         Highest contract charge 0.90% Class B     $ 139.55             --                 --            --         14.41%
         All contract charges                            --            206            $29,285          4.18%           --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 154.20             --                 --            --         32.84%
         Highest contract charge 0.60% Class A     $ 108.70             --                 --            --         32.04%
         All contract charges                            --             23            $ 3,543          1.68%           --
  2008   Lowest contract charge 0.00% Class A      $ 116.08             --                 --            --        (39.38)%
         Highest contract charge 0.60% Class A     $  82.32             --                 --            --        (39.75)%
         All contract charges                            --             23            $ 2,622          0.63%           --
  2007   Lowest contract charge 0.00% Class A      $ 191.50             --                 --            --          5.27%
         Highest contract charge 0.60% Class A     $ 136.63             --                 --            --          4.63%
         All contract charges                            --             22            $ 4,107          0.55%           --
  2006   Lowest contract charge 0.00% Class A      $ 181.92             --                 --            --         13.86%
         Highest contract charge 0.60% Class A     $ 130.58             --                 --            --         13.18%
         All contract charges                            --             21            $ 3,635          0.75%           --
  2005   Lowest contract charge 0.00% Class A      $ 159.77             --                 --            --          7.00%
         Highest contract charge 0.60% Class A     $ 115.37             --                 --            --          6.36%
         All contract charges                            --             17            $ 2,776          0.96%           --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 138.05             --                 --            --         32.51%
         Highest contract charge 0.90% Class B     $ 103.27             --                 --            --         31.32%
         All contract charges                            --             36            $ 3,992          1.60%           --
  2008   Lowest contract charge 0.00% Class B      $ 104.18             --                 --            --        (39.54)%
         Highest contract charge 0.90% Class B     $  78.64             --                 --            --        (40.08)%
         All contract charges                            --             37            $ 3,035          0.63%           --
  2007   Lowest contract charge 0.00% Class B      $ 172.31             --                 --            --          5.00%
         Highest contract charge 0.90% Class B     $ 131.25             --                 --            --          4.05%
         All contract charges                            --             42            $ 5,631          0.55%           --
  2006   Lowest contract charge 0.00% Class B      $ 164.10             --                 --            --         13.58%
         Highest contract charge 0.90% Class B     $ 126.14             --                 --            --         12.56%
         All contract charges                            --             30            $ 3,891          0.75%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Large Cap Core Equity (Continued)
----------------------------------------------
  2005   Lowest contract charge 0.00% Class B      $ 144.48             --                 --            --          6.73%
         Highest contract charge 0.90% Class B     $ 112.07             --                 --            --          5.77%
         All contract charges                            --             29            $ 3,416          0.96%           --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 130.26             --                 --            --         36.85%
         Highest contract charge 0.60% Class A     $  87.61             --                 --            --         36.04%
         All contract charges                            --             58            $ 7,477          0.31%           --
  2008   Lowest contract charge 0.00% Class A      $  95.18             --                 --            --        (45.29)%
         Highest contract charge 0.60% Class A     $  64.40             --                 --            --        (45.63)%
         All contract charges                            --             58            $ 5,436            --            --
  2007   Lowest contract charge 0.00% Class A      $ 173.98             --                 --            --         11.53%
         Highest contract charge 0.60% Class A     $ 118.44             --                 --            --         10.85%
         All contract charges                            --             56            $ 9,661            --            --
  2006   Lowest contract charge 0.00% Class A      $ 156.00             --                 --            --          0.36%
         Highest contract charge 0.60% Class A     $ 106.85             --                 --            --         (0.24)%
         All contract charges                            --             49            $ 7,688            --            --
  2005   Lowest contract charge 0.00% Class A      $ 155.44             --                 --            --          7.76%
         Highest contract charge 0.60% Class A     $ 107.10             --                 --            --          7.11%
         All contract charges                            --             40            $ 6,149            --            --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 116.67             --                 --            --         36.55%
         Highest contract charge 0.90% Class B     $  79.60             --                 --            --         35.30%
         All contract charges                            --            111            $ 9,342          0.31%           --
  2008   Lowest contract charge 0.00% Class B      $  85.44             --                 --            --        (45.38)%
         Highest contract charge 0.90% Class B     $  58.83             --                 --                      (45.87)%
         All contract charges                            --            103            $ 6,372            --            --
  2007   Lowest contract charge 0.00% Class B      $ 156.43             --                 --            --         11.24%
         Highest contract charge 0.90% Class B     $ 108.68             --                 --            --         10.25%
         All contract charges                            --            109            $12,271            --            --
  2006   Lowest contract charge 0.00% Class B      $ 140.62             --                 --            --          0.11%
         Highest contract charge 0.90% Class B     $  98.58             --                 --            --         (0.79)%
         All contract charges                            --            107            $10,902            --            --
  2005   Lowest contract charge 0.00% Class B      $ 140.46             --                 --            --          7.49%
         Highest contract charge 0.90% Class B     $  99.37             --                 --            --          6.53%
         All contract charges                            --             89            $ 9,156            --            --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 163.46             --                 --            --         23.16%
         Highest contract charge 0.60% Class A     $ 118.02             --                 --            --         22.43%
         All contract charges                            --             63            $ 9,918          1.92%           --
  2008   Lowest contract charge 0.00% Class A      $ 132.72             --                 --            --        (37.29)%
         Highest contract charge 0.60% Class A     $  96.40             --                 --            --        (37.67)%
         All contract charges                            --             63            $ 8,190          1.56%           --
  2007   Lowest contract charge 0.00% Class A      $ 211.64             --                 --            --          3.90%
         Highest contract charge 0.60% Class A     $ 154.66             --                 --            --          3.27%
         All contract charges                            --             56            $11,584          1.24%           --
  2006   Lowest contract charge 0.00% Class A      $ 203.70             --                 --            --         19.61%
         Highest contract charge 0.60% Class A     $ 149.76             --                 --            --         18.90%
         All contract charges                            --             41            $ 8,389          3.08%           --
  2005   Lowest contract charge 0.00% Class A      $ 170.29             --                 --            --          7.37%
         Highest contract charge 0.60% Class A     $ 125.96             --                 --            --          6.73%
         All contract charges                            --             30            $ 4,942          3.44%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 148.60             --                 --            --         22.85%
         Highest contract charge 0.90% Class B     $ 113.84             --                 --            --         21.75%
         All contract charges                            --            203            $24,443          1.92%           --
  2008   Lowest contract charge 0.00% Class B      $ 120.96             --                 --            --        (37.45)%
         Highest contract charge 0.90% Class B     $  93.50             --                 --            --        (38.01)%
         All contract charges                            --            228            $22,209          1.56%           --
  2007   Lowest contract charge 0.00% Class B      $ 193.37             --                 --            --          3.64%
         Highest contract charge 0.90% Class B     $ 150.84             --                 --            --          2.70%
         All contract charges                            --            201            $31,371          1.24%           --
  2006   Lowest contract charge 0.00% Class B      $ 186.58             --                 --            --         19.32%
         Highest contract charge 0.90% Class B     $ 146.87             --                 --            --         18.25%
         All contract charges                            --            185            $28,015          3.08%           --
  2005   Lowest contract charge 0.00% Class B      $ 156.37             --                 --            --          7.09%
         Highest contract charge 0.90% Class B     $ 124.20             --                 --            --          6.13%
         All contract charges                            --            127            $16,025          3.44%           --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 182.73             --                 --            --         42.13%
         Highest contract charge 0.60% Class A     $ 106.45             --                 --            --         41.28%
         All contract charges                            --             52            $ 9,201            --            --
  2008   Lowest contract charge 0.00% Class A      $ 128.57             --                 --            --        (43.44)%
         Highest contract charge 0.60% Class A     $  75.35             --                 --            --        (43.78)%
         All contract charges                            --             51            $ 6,494            --            --
  2007   Lowest contract charge 0.00% Class A      $ 227.31             --                 --            --         12.19%
         Highest contract charge 0.60% Class A     $ 134.03             --                 --            --         11.51%
         All contract charges                            --             51            $11,417            --            --
  2006   Lowest contract charge 0.00% Class A      $ 202.62             --                 --            --          9.90%
         Highest contract charge 0.60% Class A     $ 120.20             --                 --            --          9.24%
         All contract charges                            --             51            $10,040          0.51%           --
  2005   Lowest contract charge 0.00% Class A      $ 184.38             --                 --            --          8.65%
         Highest contract charge 0.60% Class A     $ 110.03             --                 --            --          8.00%
         All contract charges                            --             41            $ 7,607          1.59%           --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 162.19             --                 --            --         41.78%
         Highest contract charge 0.90% Class B     $  97.40             --                 --            --         40.49%
         All contract charges                            --            167            $17,174            --            --
  2008   Lowest contract charge 0.00% Class B      $ 114.40             --                 --            --        (43.58)%
         Highest contract charge 0.90% Class B     $  69.33             --                 --            --        (44.08)%
         All contract charges                            --            180            $13,058            --            --
  2007   Lowest contract charge 0.00% Class B      $ 202.77             --                 --            --         11.91%
         Highest contract charge 0.90% Class B     $ 123.99             --                 --            --         10.89%
         All contract charges                            --            194            $24,950            --            --
  2006   Lowest contract charge 0.00% Class B      $ 181.19             --                 --            --          9.62%
         Highest contract charge 0.90% Class B     $ 111.81             --                 --            --          8.63%
         All contract charges                            --            201            $23,045          0.51%           --
  2005   Lowest contract charge 0.00% Class B      $ 165.30             --                 --            --          8.38%
         Highest contract charge 0.90% Class B     $ 102.93             --                 --            --          7.41%
         All contract charges                            --            175            $18,306          1.59%           --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 209.39             --                 --            --         44.72%
         Highest contract charge 0.60% Class A     $ 132.50             --                 --            --         43.86%
         All contract charges                            --             51            $ 9,941          3.12%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2008   Lowest contract charge 0.00% Class A      $ 144.68             --                 --            --       (35.81)%
         Highest contract charge 0.60% Class A     $  92.10             --                 --            --       (36.20)%
         All contract charges                            --             51           $  7,026          0.49%          --
  2007   Lowest contract charge 0.00% Class A      $ 225.38             --                 --            --         0.34%
         Highest contract charge 0.60% Class A     $ 144.35             --                 --            --        (0.26)%
         All contract charges                            --             44           $  9,523            --           --
  2006   Lowest contract charge 0.00% Class A      $ 224.61             --                 --            --        15.01%
         Highest contract charge 0.60% Class A     $ 144.73             --                 --            --        14.32%
         All contract charges                            --             45           $  9,597          1.78%          --
  2005   Lowest contract charge 0.00% Class A      $ 195.29             --                 --            --         7.61%
         Highest contract charge 0.60% Class A     $ 126.59             --                 --            --         6.96%
         All contract charges                            --             33           $  6,172          7.27%          --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 137.87             --                 --            --        44.36%
         Highest contract charge 0.90% Class B     $ 128.24             --                 --            --        43.06%
         All contract charges                            --            317           $ 42,070          3.12%          --
  2008   Lowest contract charge 0.00% Class B      $  95.50             --                 --            --       (35.97)%
         Highest contract charge 0.90% Class B     $  89.64             --                 --            --       (36.55)%
         All contract charges                            --            331           $ 30,500          0.49%          --
  2007   Lowest contract charge 0.00% Class B      $ 149.14             --                 --            --         0.09%
         Highest contract charge 0.90% Class B     $ 141.27             --                 --            --        (0.81)%
         All contract charges                            --            362           $ 52,202            --           --
  2006   Lowest contract charge 0.00% Class B      $ 149.00             --                 --            --        14.73%
         Highest contract charge 0.90% Class B     $ 142.42             --                 --            --        13.70%
         All contract charges                            --            374           $ 54,292          1.78%          --
  2005   Lowest contract charge 0.00% Class B      $ 129.87             --                 --            --         7.34%
         Highest contract charge 0.90% Class B     $ 125.26             --                 --            --         6.38%
         All contract charges                            --            336           $ 42,836          7.27%          --
Multlimanager Multi-Sector Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 190.79             --                 --            --         9.92%
         Highest contract charge 0.90% Class A     $ 198.75             --                 --            --         8.93%
         All contract charges                            --            464           $115,385          4.64%          --
  2008   Lowest contract charge 0.00% Class A      $ 173.57             --                 --            --       (23.31)%
         Highest contract charge 0.90% Class A     $ 182.46             --                 --            --       (24.00)%
         All contract charges                            --            503           $116,460          9.53%          --
  2007   Lowest contract charge 0.00% Class A      $ 226.34             --                 --            --         3.39%
         Highest contract charge 0.90% Class A     $ 240.09             --                 --            --         2.46%
         All contract charges                            --            537           $164,892          7.42%          --
  2006   Lowest contract charge 0.00% Class A      $ 218.91             --                 --            --        10.20%
         Highest contract charge 0.90% Class A     $ 234.32             --                 --            --         9.22%
         All contract charges                            --            639           $194,839          7.51%          --
  2005   Lowest contract charge 0.00% Class A      $ 198.64             --                 --            --         3.32%
         Highest contract charge 0.90% Class A     $ 214.55             --                 --            --         2.39%
         All contract charges                            --            633           $179,897          8.29%          --
Multlimanager Multi-Sector Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 115.82             --                 --            --         9.65%
         Highest contract charge 0.90% Class B     $  90.62             --                 --            --         8.66%
         All contract charges                            --            171           $ 16,486          4.64%          --
  2008   Lowest contract charge 0.00% Class B      $ 105.63             --                 --            --       (23.51)%
         Highest contract charge 0.90% Class B     $  83.40             --                 --            --       (24.19)%
         All contract charges                            --            187           $ 16,482          9.53%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
    Multlimanager Multi-Sector Bond (Continued)
-----------------------------------------------

  2007   Lowest contract charge 0.00% Class B          $ 138.09             --                 --            --         3.14%
         Highest contract charge 0.90% Class B         $ 110.01             --                 --            --         2.20%
         All contract charges                                --            222            $25,669          7.42%          --
  2006   Lowest contract charge 0.00% Class B          $ 133.89             --                 --            --         9.93%
         Highest contract charge 0.90% Class B         $ 107.64             --                 --            --         8.94%
         All contract charges                                --            212            $23,535          7.51%          --
  2005   Lowest contract charge 0.00% Class B          $ 121.79             --                 --            --         3.06%
         Highest contract charge 0.90% Class B         $  98.80             --                 --            --         2.14%
         All contract charges                                --            205            $20,734          8.29%          --
Mutlimanager Small Cap Growth (h)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 109.93             --                 --            --        34.54%
         Highest contract charge 0.90% Class B (e)     $  73.21             --                 --            --        33.32%
         All contract charges                                --             69            $ 6,549            --           --
  2008   Lowest contract charge 0.00% Class B          $  81.71             --                 --            --       (42.11)%
         Highest contract charge 0.90% Class B (e)     $  54.91             --                 --            --       (42.63)%
         All contract charges                                --             48            $ 3,506            --           --
  2007   Lowest contract charge 0.00% Class B          $ 141.15             --                 --            --         3.68%
         Highest contract charge 0.90% Class B (e)     $  95.72             --                 --            --        (4.28)%
         All contract charges                                --             35            $ 4,611            --           --
  2006   Lowest contract charge 0.00% Class B          $ 136.14             --                 --            --        10.21%
         Highest contract charge 0.00% Class B         $ 136.14             --                 --            --        10.21%
         All contract charges                                --             19            $ 2,587          1.23%          --
  2005   Lowest contract charge 0.00% Class B          $ 123.53             --                 --            --         7.49%
         Highest contract charge 0.00% Class B         $ 123.53             --                 --            --         7.49%
         All contract charges                                --              5            $   658          3.61%          --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A          $ 154.45             --                 --            --        26.73%
         Highest contract charge 0.60% Class A         $ 148.76             --                 --            --        25.97%
         All contract charges                                --             74            $11,427          1.14%          --
  2008   Lowest contract charge 0.00% Class A          $ 121.87             --                 --            --       (37.71)%
         Highest contract charge 0.60% Class A         $ 118.09             --                 --            --       (38.08)%
         All contract charges                                --             73            $ 8,899          0.31%          --
  2007   Lowest contract charge 0.00% Class A          $ 195.65             --                 --            --        (9.59)%
         Highest contract charge 0.60% Class A         $ 190.72             --                 --            --       (10.14)%
         All contract charges                                --             74            $14,269          0.38%          --
  2006   Lowest contract charge 0.00% Class A          $ 216.41             --                 --            --        16.40%
         Highest contract charge 0.60% Class A         $ 212.25             --                 --            --        15.70%
         All contract charges                                --             67            $14,314          6.20%          --
  2005   Lowest contract charge 0.00% Class A          $ 185.93             --                 --            --         4.95%
         Highest contract charge 0.60% Class A         $ 183.45             --                 --            --         4.32%
         All contract charges                                --             49            $ 8,881          5.33%          --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 162.86             --                 --            --        26.42%
         Highest contract charge 0.90% Class B         $ 147.95             --                 --            --        25.28%
         All contract charges                                --            108            $16,637          1.14%          --
  2008   Lowest contract charge 0.00% Class B          $ 128.82             --                 --            --       (37.86)%
         Highest contract charge 0.90% Class B         $ 118.09             --                 --            --       (38.43)%
         All contract charges                                --            125            $15,267          0.31%          --
  2007   Lowest contract charge 0.00% Class B          $ 207.32             --                 --            --        (9.84)%
         Highest contract charge 0.90% Class B         $ 191.79             --                 --            --       (10.65)%
         All contract charges                                --            146            $28,898          0.38%          --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
Multimanager Small Cap Value (Continued)
----------------------------------------
  2006   Lowest contract charge 0.00% Class B         $ 229.95             --                 --            --         16.11%
         Highest contract charge 0.90% Class B        $ 214.66             --                 --            --         15.07%
         All contract charges                               --            160            $35,191          6.20%           --
  2005   Lowest contract charge 0.00% Class B         $ 198.05             --                 --            --          3.91%
         Highest contract charge 0.90% Class B        $ 186.56             --                 --            --          3.75%
         All contract charges                               --            120            $23,048          5.33%           --
Multimanager Technology
-----------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A         $ 223.26             --                 --            --         58.84%
         Highest contract charge 0.60% Class A        $ 119.01             --                 --            --         57.88%
         All contract charges                               --             55            $11,948            --            --
  2008   Lowest contract charge 0.00% Class A         $ 140.56             --                 --            --        (46.96)%
         Highest contract charge 0.60% Class A        $  75.38             --                 --            --        (47.28)%
         All contract charges                               --             51            $ 6,987            --            --
  2007   Lowest contract charge 0.00% Class A         $ 265.01             --                 --            --         18.55%
         Highest contract charge 0.60% Class A        $ 142.97             --                 --            --         17.83%
         All contract charges                               --             47            $12,183            --            --
  2006   Lowest contract charge 0.00% Class A         $ 223.55             --                 --            --          7.57%
         Highest contract charge 0.60% Class A        $ 121.34             --                 --            --          6.93%
         All contract charges                               --             40            $ 8,494            --            --
  2005   Lowest contract charge 0.00% Class A         $ 207.81             --                 --            --         11.56%
         Highest contract charge 0.60% Class A        $ 113.47             --                 --            --         10.89%
         All contract charges                               --             31            $ 6,009            --            --
Multimanager Technology
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 182.41             --                 --            --         58.44%
         Highest contract charge 0.90% Class B        $ 104.59             --                 --            --         57.02%
         All contract charges                               --            577            $68,071            --            --
  2008   Lowest contract charge 0.00% Class B         $ 115.13             --                 --            --        (47.08)%
         Highest contract charge 0.90% Class B        $  66.61             --                 --            --        (47.56)%
         All contract charges                               --            551            $40,530            --            --
  2007   Lowest contract charge 0.00% Class B         $ 217.54             --                 --            --         18.22%
         Highest contract charge 0.90% Class B        $ 127.01             --                 --            --         17.15%
         All contract charges                               --            586            $81,155            --            --
  2006   Lowest contract charge 0.00% Class B         $ 184.01             --                 --            --          7.30%
         Highest contract charge 0.90% Class B        $ 108.42             --                 --            --          6.33%
         All contract charges                               --            574            $66,544            --            --
  2005   Lowest contract charge 0.00% Class B         $ 171.50             --                 --            --         11.27%
         Highest contract charge 0.90% Class B        $ 101.96             --                 --            --         10.27%
         All contract charges                               --            620            $67,000            --            --
Natural Resources
-----------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)     $  78.88             --                 --            --         76.42%
         Lowest contract charge 0.00% Class B (n)     $  78.88             --                 --            --         76.42%
         All contract charges                               --            367            $28,942          0.28%           --
  2008   Lowest contract charge 0.00% Class B (n)     $  44.71             --                 --            --        (55.29)%
         Lowest contract charge 0.00% Class B (n)     $  44.71             --                 --            --        (55.29)%
         All contract charges                               --            255            $11,418          0.22%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
Target 2015 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  97.56             --                 --             --        20.30%
         Lowest contract charge 0.00% Class B (n)    $  97.56             --                 --             --        20.30%
         All contract charges                              --             37             $3,250           6.33%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  81.10             --                 --             --       (28.29)%
         Lowest contract charge 0.00% Class B (n)    $  81.10             --                 --             --       (28.29)%
         All contract charges                              --             11             $  878          13.10%          --
Target 2025 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  94.32             --                 --             --        23.20%
         Lowest contract charge 0.00% Class B (n)    $  94.32             --                 --             --        23.20%
         All contract charges                              --             18             $1,631           5.94%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  76.56             --                 --             --       (32.44)%
         Lowest contract charge 0.00% Class B (n)    $  76.56             --                 --             --       (32.44)%
         All contract charges                              --              9             $  658          19.66%          --
Target 2035 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  92.42             --                 --             --        25.56%
         Lowest contract charge 0.00% Class B (n)    $  92.42             --                 --             --        25.56%
         All contract charges                              --             14             $1,281           6.51%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  73.61             --                 --             --       (35.40)%
         Lowest contract charge 0.00% Class B (n)    $  73.61             --                 --             --       (35.40)%
         All contract charges                              --              1             $   97           8.24%          --
Target 2045 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  90.03             --                 --             --        27.76%
         Lowest contract charge 0.00% Class B (n)    $  90.03             --                 --             --        27.76%
         All contract charges                              --              3             $  153           3.68%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  70.47             --                 --             --       (38.66)%
         Lowest contract charge 0.00% Class B (n)    $  70.47             --                 --             --       (38.66)%
         All contract charges                              --             --             $    8             --           --
Vanguard VIF Equity Index
-------------------------
         Unit Value 0.60%*
  2009   Lowest contract charge 0.60% Class A        $ 106.86             --                 --             --        25.68%
         Highest contract charge 0.60% Class A       $ 106.86             --                 --             --        25.68%
         All contract charges                              --             48             $5,109           2.63%          --
  2008   Lowest contract charge 0.60% Class A        $  85.02             --                 --             --       (37.31)%
         Highest contract charge 0.60% Class A       $  85.02             --                 --             --       (37.31)%
         All contract charges                              --             48             $4,107           5.70%          --
  2007   Lowest contract charge 0.60% Class A        $ 135.63             --                 --             --         4.75%
         Highest contract charge 0.60% Class A       $ 135.63             --                 --             --         4.75%
         All contract charges                              --             40             $5,476           1.41%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2009

8. Accumulation Unit Values (Concluded)


                                                                             Years Ended December 31,
                                                  ------------------------------------------------------------------------------
                                                      Unit              Units          Net Assets      Investment        Total
                                                   Fair Value    Outstanding (000s)      (000s)      Income Ratio**    Return***
                                                  ------------  --------------------  ------------  ----------------  ----------
Vanguard VIF Equity Index (Continued)
-------------------------------------
  2006   Lowest contract charge 0.60% Class A       $ 129.48             --                  --              --          14.26%
         Highest contract charge 0.60% Class A      $ 129.48             --                  --              --          14.26%
         All contract charges                             --             33              $4,257            1.59%            --
  2005   Lowest contract charge 0.60% Class A       $ 113.32             --                  --              --           4.17%
         Highest contract charge 0.60% Class A      $ 113.32             --                  --              --           4.17%
         All contract charges                             --             28              $3,166            1.57%            --

----------
(a)  Units were made available on May 9, 2005.
(b)  Units were made available October 10, 2005.
(c)  Units were made available for sale on April 27, 2007.
(d)  Units were made available for sale on July 6, 2007.
(e)  Units were made available for sale on May 25, 2007.
(f) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(g) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(h) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(i) A substitution of EQ/Large Cap Value PLUS was made for Davis Value on August 17, 2007.
(j) A substitution of EQ/Van Kampen Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
(k) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
(l) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(m)  Units were made available for sale May 1, 2006.
(n)  Units were made available for sale May 1, 2008.
(o) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(p) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(q) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(r) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(s) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(t) Multimanager Aggressive Equity replaced Multimanger Health Care due to a fund merger on September 18, 2009.
(u) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(v) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(w)  Units were made available for sale on May 1, 2009.
(x)  Units were made available for sale on September 11, 2009.
(y)  Units were made available for sale on September 18, 2009.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum Contract charges offered by the Company as Contractowners may not have selected all available and applicable Contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008.................. F-2
   Consolidated Statements of (Loss) Earnings, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-3
   Consolidated Statements of Equity, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-5
   Consolidated Statements of Comprehensive (Loss) Income,
     Years Ended December 31, 2009, 2008 and 2007........................... F-6
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of (loss) earnings, of equity, of comprehensive (loss) income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009, for recognition and presentation of other-than-temporary impairment losses on April 1, 2009, fair value measurement on January 1, 2008 and for uncertainty in income taxes of January 1, 2007.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2010

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008


                                                                                    2009                 2008
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value.......................  $     27,470.2       $     23,831.0
   Mortgage loans on real estate............................................         3,554.8              3,673.9
   Equity real estate, held for the production of income....................            98.5                 56.3
   Policy loans.............................................................         3,616.8              3,700.3
   Other equity investments.................................................         1,562.3              1,646.8
   Trading securities......................................................            484.6                322.7
   Other invested assets....................................................         1,482.6              1,500.9
                                                                              -----------------    -----------------
     Total investments......................................................        38,269.8             34,731.9
Cash and cash equivalents...................................................         1,791.7              2,403.2
Cash and securities segregated, at fair value...............................           985.7              2,572.6
Broker-dealer related receivables...........................................         1,087.6              1,020.4
Deferred policy acquisition costs...........................................         7,745.2              7,482.0
Goodwill and other intangible assets, net...................................         3,676.5              3,702.9
Amounts due from reinsurers.................................................         3,028.2              2,897.2
Loans to affiliates.........................................................         1,048.3                588.3
Other assets................................................................         8,254.9             13,240.8
Separate Accounts' assets...................................................        84,016.5             67,627.0
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,107.3       $     24,742.5
Future policy benefits and other policyholders liabilities..................        17,726.7             17,733.1
Broker-dealer related payables..............................................           279.4                485.5
Customers related payables..................................................         1,430.7              2,753.1
Amounts due to reinsurers...................................................            81.2                 64.2
Short-term and long-term debt...............................................           449.0                484.6
Loans from affiliates.......................................................         1,325.0              1,325.0
Income taxes payable........................................................         3,356.0              3,794.4
Noncontrolling interest subject to redemption rights........................             -                  135.0
Other liabilities...........................................................         3,002.2              2,861.4
Separate Accounts' liabilities..............................................        84,016.5             67,627.0
                                                                              -----------------    -----------------
     Total liabilities......................................................       135,774.0            122,005.8
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2.0 million shares authorized, issued and
     outstanding............................................................             2.5                  2.5
   Capital in excess of par value...........................................         5,582.3              5,184.1
   Retained earnings........................................................         6,311.8              8,412.6
   Accumulated other comprehensive loss.....................................        (1,035.7)            (2,235.6)
                                                                              -----------------    -----------------
   Total AXA Equitable's equity.............................................        10,860.9             11,363.6
                                                                              -----------------    -----------------
Noncontrolling interest.....................................................         3,269.5              2,896.9
                                                                              -----------------    -----------------
     Total equity...........................................................        14,130.4             14,260.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND EQUITY................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $     2,918.4      $      2,951.7     $      2,741.7
Premiums......................................................          431.1               758.6              804.9
Net investment (loss) income:
   Investment (loss) income from
     derivative instruments...................................       (3,079.4)            7,302.1               86.6
   Other investment income....................................        2,098.9             1,751.9            2,567.1
                                                                -----------------  -----------------  -----------------
       Total net investment (loss) income.....................         (980.5)            9,054.0            2,653.7
Investment gains (losses), net:
   Total other-than-temporary impairment losses...............         (169.2)             (285.9)             (77.8)
   Portion of loss recognized in other
     comprehensive income.....................................            5.9                 -                  -
                                                                -----------------  -----------------  -----------------
       Net impairment losses recognized.......................         (163.3)             (285.9)             (77.8)
   Other investment gains (losses), net.......................          217.0               (52.6)              70.6
                                                                -----------------  -----------------  -----------------
         Total investment gains (losses), net.................           53.7              (338.5)              (7.2)
Commissions, fees and other income............................        3,385.2             4,549.0            5,173.7
(Decrease) increase in fair value of
   reinsurance contracts......................................       (2,565.9)            1,566.8                6.9
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        3,242.0            18,541.6           11,373.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,298.1             4,702.6            1,998.5
Interest credited to policyholders' account balances..........        1,004.3             1,065.3            1,065.2
Compensation and benefits.....................................        1,858.7             1,989.1            2,453.2
Commissions...................................................        1,033.0             1,437.1            1,744.2
Distribution plan payments....................................          207.6               274.4              335.1
Amortization of deferred sales commissions....................           54.9                79.1               95.5
Interest expense..............................................          107.8                51.5               58.2
Amortization of deferred policy acquisition costs.............          115.0             3,484.7            1,099.2
Capitalization of deferred policy acquisition costs...........         (975.3)           (1,394.1)          (1,719.3)
Rent expense..................................................          258.2               246.6              224.3
Amortization of other intangible assets.......................           24.1                23.7               23.2
Other operating costs and expenses............................        1,334.3             1,196.0            1,317.9
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,320.7            13,156.0            8,695.2
                                                                -----------------  -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
(Loss) earnings from continuing operations
   before income taxes........................................  $    (3,078.7)     $      5,385.6     $      2,678.5
Income tax benefit (expense)..................................        1,272.1            (1,690.5)            (752.5)
                                                                -----------------  -----------------  -----------------

(Loss) earnings from continuing operations,
   net of income taxes........................................       (1,806.6)            3,695.1            1,926.0
Earnings (loss) from discontinued operations,
   net of income taxes........................................            2.7                (4.8)               7.7
Gains on disposal of discontinued operations,
   net of income taxes........................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------

Net (loss) earnings...........................................       (1,803.9)            3,696.6            1,936.5
   Less: net earnings attributable to noncontrolling interest.         (358.9)             (470.0)            (702.9)
                                                                -----------------  -----------------  -----------------

Net (Loss) Earnings Attributable to AXA Equitable.............  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


Amounts attributable to AXA Equitable:
   (Loss) earnings from continuing operations,
     net of income taxes......................................  $    (2,165.5)     $      3,225.1     $      1,223.1
   Earnings (loss) from discontinued operations,
     net of income taxes......................................            2.7                (4.8)               7.7
   Gain on disposal of discontinued operations,
     net of income taxes......................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------
Net (Loss) Earnings...........................................  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year.......... $          2.5      $         2.5      $         2.5
                                                                   -----------------   ----------------   ----------------

   Capital in excess of par value, beginning of year..............        5,184.1            5,265.4            5,139.6
   Issuance of AllianceBernstein Units to noncontrolling interest.          (54.5)               -                  -
   Changes in capital in excess of par value......................          452.7              (81.3)             125.8
                                                                   -----------------   ----------------   ----------------
   Capital in excess of par value, end of year....................        5,582.3            5,184.1            5,265.4
                                                                   -----------------   ----------------   ----------------

   Retained earnings, beginning of year...........................        8,412.6            5,186.0            4,507.6
   Net (loss) earnings attributable to AXA Equitable..............       (2,162.8)           3,226.6            1,233.6
   Impact of implementing new accounting guidance,
     net of taxes.................................................           62.0                -                 44.8
   Dividends on common stock......................................            -                  -               (600.0)
                                                                   -----------------   ----------------   ----------------
   Retained earnings, end of year.................................        6,311.8            8,412.6            5,186.0
                                                                   -----------------   ----------------   ----------------

   Accumulated other comprehensive loss, beginning of year........       (2,235.6)            (267.9)            (167.3)
   Impact of implementing new accounting guidance,
     net of taxes ................................................          (62.0)               -                  -
   Other comprehensive income (loss) attributable to
     AXA Equitable................................................        1,261.9           (1,967.7)            (100.6)
                                                                   -----------------   ----------------   ----------------
   Accumulated other comprehensive loss, end of year..............       (1,035.7)          (2,235.6)            (267.9)
                                                                   -----------------   ----------------   ----------------

     TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................       10,860.9           11,363.6           10,186.0
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, beginning of year.....................        2,896.9            2,478.9            2,289.9
   Net earnings attributable to noncontrolling interest...........          358.9              470.0              702.9
   Other comprehensive income (loss)
     attributable to noncontrolling interest......................           66.2              (69.9)               9.8
   Issuance of AllianceBernstein Units to
     noncontrolling interest......................................           65.2               32.5               48.5
   Exercise of AB Put.............................................          135.0              495.5                -
   Dividends paid to noncontrolling interest......................         (319.4)            (562.6)            (751.6)
   Capital contributions..........................................            -                 12.8                -
   Other changes in noncontrolling interest.......................           66.7               39.7              179.4
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, end of year...........................        3,269.5            2,896.9            2,478.9
                                                                   -----------------   ----------------   ----------------

TOTAL EQUITY, END OF YEAR......................................... $     14,130.4      $    14,260.5      $    12,664.9
                                                                   =================   ================   ================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE (LOSS) INCOME
Net (loss) earnings............................................... $     (1,803.9)     $     3,696.6      $     1,936.5

Other comprehensive (loss) income, net of income taxes:
Change in unrealized gains (losses), net of
   reclassification adjustment....................................        1,331.2           (1,444.3)            (168.8)
Defined benefit plans:
   Net (loss) gain arising during year............................          (65.0)            (620.4)              38.8
   Prior service cost arising during year.........................            -                  -                  1.7
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost.....           64.6               30.8               41.2
     Amortization of net prior service credit
       included in net periodic cost..............................           (2.7)              (3.7)              (3.6)
     Amortization of net transition asset.........................            -                  -                  (.1)
                                                                   -----------------   ----------------   ----------------
       Other comprehensive (loss) income - defined benefit plans..           (3.1)            (593.3)              78.0
                                                                   -----------------   ----------------   ----------------

Comprehensive (loss) income.......................................         (475.8)           1,659.0            1,845.7
                                                                   -----------------   ----------------   ----------------

Comprehensive income attributable to noncontrolling interest......         (425.1)            (400.1)            (712.7)
                                                                   -----------------   ----------------   ----------------
Comprehensive (Loss) Income Attributable to AXA Equitable......... $       (900.9)     $     1,258.9      $     1,133.0
                                                                   =================   ================   ================






                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                       2009                2008               2007
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net (loss) earnings...........................................   $     (1,803.9)     $     3,696.6      $      1,936.5
Adjustments to reconcile net (loss) earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........          1,004.3            1,065.3             1,065.2
  Universal life and investment-type product
     policy fee income........................................         (2,918.4)          (2,951.7)           (2,741.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................         (1,353.0)             618.9                98.5
  Change in net investment income related to
     derivative instruments...................................          3,079.4           (7,302.1)              (86.6)
  Change in reinsurance recoverable with affiliate............          1,485.7           (6,351.5)                -
  Investment (gains) losses, net..............................            (53.7)             338.5                 7.2
  Change in segregated cash and securities, net...............          1,586.8             (202.6)             (360.3)
  Change in deferred policy acquisition costs.................           (860.3)           2,090.6              (620.1)
  Change in future policy benefits............................           (755.2)           2,398.0                95.4
  Change in income taxes payable..............................         (1,223.2)           1,135.0               532.9
  Change in fair value of guaranteed minimum income benefit
     reinsurance contracts....................................          2,565.9           (1,566.8)               (6.9)
  Amortization of deferred sales commissions..................             54.9               79.1                95.5
  Amortization of reinsurance cost............................            318.3               11.0                 -
  Other depreciation and amortization.........................            156.0              140.4               133.8
  Amortization of other intangible assets, net................             24.1               23.7                23.2
  Gains on disposal of discontinued operations................              -                 (6.3)               (2.8)
  Other, net..................................................            109.5             (123.4)              167.6
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) operating activities...........          1,417.2           (6,907.3)              337.4
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate............................          2,058.2            1,727.5             2,143.1
  Sales of investments........................................          6,737.3              796.2             2,356.5
  Sale of AXA Equitable Life and Annuity......................              -                 60.8                 -
  Purchases of investments....................................         (8,994.8)          (2,106.8)           (3,525.3)
  Cash settlements related to derivative instruments..........         (2,564.6)           5,337.0               (98.3)
  Change in short-term investments............................            140.3               29.3               107.0
  Decrease in loans to affiliates.............................              1.1                -                 400.0
  Increase in loans to affiliates.............................           (250.0)               -                (650.0)
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (120.7)            (163.1)             (205.0)
  Other, net..................................................              9.4              155.2               (91.2)
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by investing activities...........         (2,983.8)           5,836.1               436.8
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED

                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,394.9       $     4,384.5      $     4,102.1
    Withdrawals from and transfers to Separate Accounts.......       (2,160.9)           (2,602.8)          (3,831.7)
  Change in short-term financings.............................          (35.8)             (497.8)             199.0
  Increase in collateralized pledged liabilities..............          126.1               568.7                -
  Increase in collateralized pledged assets...................         (632.3)                -                  -
  Proceeds from loans from affiliates.........................            -               1,000.0                -
  Capital contribution........................................          438.9                 -                  -
  Shareholder dividends paid..................................            -                   -               (600.0)
  Other, net..................................................         (175.8)             (551.4)            (592.6)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........          955.1             2,301.2             (723.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (611.5)            1,230.0               51.0
Cash and cash equivalents, beginning of year..................        2,403.2             1,173.2            1,122.2
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,791.7       $     2,403.2      $     1,173.2
                                                                =================  =================  =================

Supplemental cash flow information:
  Interest Paid...............................................   $       16.6       $        34.4      $        52.6
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $       43.8       $       257.3      $       178.1
                                                                =================  =================  =================




                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs servicing private clients, sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) Bernstein research services by means of independent research, portfolio strategy, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc. (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private limited partnership interests in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein L.P. increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put. As a result of this transaction, minority interest subject to redemption rights totaling $135.0 million were reclassified as noncontrolling interests in first quarter 2009.

        On March 30, 2009, AXA Bermuda sold 41.9 million AllianceBernstein Units to an affiliate of AXA. As a result of the sale, AXA Financial Group's consolidated economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

        In 2009, AllianceBernstein awarded 9.8 million restricted Holding Units in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding Units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding Units, AXA Financial Group and the Company's Capital in excess of par value decreased by $92.5 million and $65.2 million, respectively, net of applicable taxes with respective increases in noncontrolling interests of $92.5 million and $65.2 million. On March 1, 2010, AllianceBernstein management announced their intention to make open-market purchases of up to 3.0 million Holding Units, from time to time and at their discretion, to help fund their incentive compensation award program's obligations.

        At December 31, 2009 and 2008, the Company's beneficial ownership in AllianceBernstein was approximately 35.9% and 37.4%, respectively. At December 31, 2009, AXA and its subsidiaries' beneficial ownership in AllianceBernstein was approximately 62.1%.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair statement of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2009 and 2008, respectively, the Insurance Group's General Account held $1.0 million and $1.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2009 and 2008, respectively, as reported in the consolidated balance sheet, these investments included zero and $0.8 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2009 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2009, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $60.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2009," "2008" and "2007" refer to the years ended December 31, 2009, 2008 and 2007, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:
           o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to
           o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

        As a result, total equity at December 31, 2008 increased by $2,896.9 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,896.9 million as a result of the elimination of minority interest. Additionally, for the year 2008 and 2007 respectively, (loss) earnings from continuing operations, net of income taxes increased by $470.0 million and $702.9 million and net earnings attributable to the noncontrolling interest increased by $470.0 million and $702.9 million.

        On a prospective basis, beginning January 1, 2009, this guidance required that increases and decreases in noncontrolling interests be accounted for as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests recognized as a change to the controlling entity's equity instead of current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized. The Emerging Issues Task Force ("EITF") subsequently issued related guidance to clarify that insurers would not be required to include majority owned investments when the ownership is through a Separate Account in the insurance company's evaluation of whether to consolidated such investments. This consensus is expected to be considered for finalization during the March 2010 EITF meeting.

        Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;
          o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and
          o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

        Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For Available for Sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

        The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings, as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings.

        As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62.0 million at that date with a corresponding decrease to Accumulated other comprehensive income ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $115.5 equal to the amount of the cumulative effect adjustment, pre-DAC and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

        (Loss) earnings from continuing operations, net of income taxes, and Net
        (loss) earnings attributable to AXA Equitable for 2009 reflected increases of $5.9 million, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment (losses) gains, net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings, and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

        Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance, that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have an impact on the Company's consolidated results of operations or financial position. At December 31, 2009 and 2008, the fair value of the Company's CMBS portfolio was $1,489.8 million and $1,674.7 million, respectively.

        Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

        Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

        Effective January 1, 2008, new guidance permitted entities to elect to measure existing eligible financial assets and liabilities at fair value under the "fair value option." The objective was to provide entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management elected not to adopt the fair value option.

        On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a significant impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

        Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the other-than-temporary impairment assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,631.1 million and $1,154.9 million, respectively at December 31, 2009 and $1,616.8 million and $1,156.3, respectively at December 31, 2008 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

        On January 1, 2007, the Company adopted new guidance for accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This guidance requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of this guidance did not have a material impact on AXA Financial Group's consolidated results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On June 12, 2009, the FASB issued new guidance that eliminates the concept of qualifying special-purpose entities ("QSPEs") and their exemption from consolidation in the financial statements of a transferor of financial assets. In addition, the new guidance modifies and clarifies the conditions for derecognition of transferred financial assets, including partial transfers and subsequent measurement of retained interests. Enhanced disclosure also is required about financial asset transfers and any continuing involvement of the transferor. For calendar-year consolidated financial statements, such as those of the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010. Management does not expect the implementation will have a material effect on the Company's consolidated financial statements.

        Also issued by the FASB on June 12, 2009 was new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, such as the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010; earlier application is prohibited. At the date of initial adoption, all existing consolidation conclusions are required to be recalculated under the new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein has a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements, with corresponding offsets to noncontrolling interest. However, on December 4, 2009, in response to concerns raised by the asset management industry, the FASB issued an amendment deferring the effective date of this guidance as would be applied to certain investment funds and for which many of Alliance Bernstein's VIEs likely will be eligible. Management is currently evaluating the impact this new guidance may have on the Company. The adoption of this guidance may require that a significant amount of assets, liabilities, revenues and expenses of certain VIEs in which the Company has a minimal financial ownership interest be included in its consolidated financial statements, with corresponding offsets to noncontrolling interest.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities classified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment (losses) gains, net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

        If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

        Mortgage loans on real estate are reported at their unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs, are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock, and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with changes in fair value reported in comprehensive income (loss).

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2009 and 2008, the carrying value of COLI was $720.2 million and $687.3 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

        All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company has issued and continues to offer certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit For Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits, in the event of elections, being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

        A wide range of derivative contracts are used in these hedging programs, including exchange traded equity and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts and swaptions. For both GMDB and GMIB, the Company retains basis and most volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

        Reinsurance contracts covering GMIB exposure, as well as the GWBL features are considered derivatives for accounting purposes and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income in the consolidated statements of earnings except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

        In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB, and GWBL features, beginning in fourth quarter 2008 and continuing in 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities.

        Margins (or "spreads") on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

        The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. At December 31, 2009, the Company held $694.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

        At December 31, 2009, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $266.4 million. At December 31, 2009, the Company had open exchange-traded futures positions on the 10-year and 30-year U.S. Treasury Note, having initial margin requirements of $59.5 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $2.0 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2009 are exchange-traded and net settled daily in cash.

        Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

        Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2009, was $598.3 million, for which the Company had posted collateral of $632.3 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2009, the Company would not have been required to post any additional collateral to its counterparties.

        Net Investment (Loss) Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        ----------------------------------------------------------------

        Net investment income and realized investment (losses) gains, net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
          Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
          Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        At December 31, 2009, investments classified as Level 1 comprise approximately 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

        At December 31, 2009, investments classified as Level 2 comprise approximately 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

        Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2009, approximately $1,907.7 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

        As disclosed in Note 3, the net fair value of freestanding derivative positions is approximately $168.8 million at December 31, 2009, or approximately 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts is traded in the over-the-counter ("OTC") derivative market and is classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

        The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2.2 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at June 30, 2009.

        At December 31, 2009, investments classified as Level 3 comprise approximately 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2009 were approximately $365.2 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,706.9 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2009. Prior to fourth quarter 2008, pricing of the CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2009, the company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

        Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect changes in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $44.8 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2009.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2009 and 2008, no assets were measured at fair value on a non-recurring basis.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2009 and 2008.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

        Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2009, the average gross short-term and long-term annual return estimate is 9.0% (6.9% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.9% net of product weighted average Separate Account fees) and 0% ((2.1%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2009, current projections of future average gross market returns assume a 0% annualized return for the next five quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after eight quarters.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition test.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2009, the average rate of assumed investment yields, excluding policy loans, was 6.23% grading to 5.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and Guaranteed Minimum Accumulation Benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 2.25% to 9.98% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2009, participating policies, including those in the Closed Block, represent approximately 8.4% ($25.9 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2009, 2008 and 2007, investment results of such Separate Accounts were gains (losses) of $15,464.7 million, $(33,912.8) million and $5,347.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2009 was not impaired.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2009. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2009 impairment testing performed as of December 31, 2009, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2009.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. At January 1, 2007, as a result of adopting guidance for accounting for uncertainty in income taxes, the Company recognized a $44.8 million positive cumulative-effect adjustment to the January 1, 2007 balance of Retained earnings to reflect a decrease in the amount of unrecognized tax benefits.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
           o Management having the authority to approve the action commits the organization to a plan to sell the property.
           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2009 were not significant.

3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following table provides additional information for fixed maturities and equity securities classified as available for sale:

                 AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                              GROSS               GROSS
                                          AMORTIZED         UNREALIZED         UNREALIZED                             OTTI
                                            COST              GAINS              LOSSES          FAIR VALUE        IN AOCI (3)
                                      ------------------ -----------------  ------------------ ----------------  ---------------
                                                                              (IN MILLIONS)

DECEMBER 31, 2009:
------------------
Fixed Maturities:
    Corporate........................ $      19,437.7     $       991.5     $          235.1   $    20,194.1     $         .7
    U.S. Treasury, government
      and agency.....................         1,830.1              12.4                152.5         1,690.0              -
    States and political
      subdivisions...................           388.6               7.3                 14.2           381.7              -
    Foreign governments..............           270.4              32.0                   .1           302.3              -
    Commercial mortgage-backed.......         1,979.6               2.2                492.0         1,489.8              1.8
    Residential mortgage-backed(1)...         1,604.6              46.2                   .2         1,650.6              -
    Asset-backed(2)..................           278.2              10.9                 21.4           267.7              7.9
    Redeemable preferred stock.......         1,707.6               8.5                222.1         1,494.0              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------
      Total Fixed Maturities.........        27,496.8           1,111.0              1,137.6        27,470.2             10.4

Equity securities....................            43.9               9.7                  -              53.6              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------

Total at December 31, 2009........... $      27,540.7     $     1,120.7     $        1,137.6   $    27,523.8     $       10.4
                                      ================== =================  ================== ================  ===============

December 31, 2008
-----------------
Fixed Maturities:
    Corporate........................ $      18,696.8     $       232.2     $        1,713.9   $    17,215.1
    U.S. Treasury, government
      and agency.....................         1,054.7             279.5                  -           1,334.2
    States and political
      subdivisions...................           181.5              12.0                  9.1           184.4
    Foreign governments..............           214.3              37.3                  5.6           246.0
    Commercial mortgage-backed.......         2,215.5               4.0                544.8         1,674.7
    Residential mortgage-backed(1)...         1,679.0              60.5                   .4         1,739.1
    Asset-backed(2)..................           348.3              12.1                 34.7           325.7
    Redeemable preferred stock.......         1,820.9               1.0                710.1         1,111.8
                                      ------------------ -----------------  ------------------ ----------------
      Total Fixed Maturities.........        26,211.0             638.6              3,018.6        23,831.0

Equity securities....................            31.7               -                    4.9            26.8
                                      ------------------ -----------------  ------------------ ----------------

Total at December 31, 2008........... $      26,242.7     $       638.6     $        3,023.5   $    23,857.8
                                      ================== =================  ================== ================

        (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans
        (3) Amounts represent OTTI losses in AOCI, which were not included in earnings as a result of the adoption of new guidance on April 1, 2009.

        At December 31, 2009 and 2008, respectively, the Company had trading fixed maturities with an amortized cost of $114.6 million and $79.6 million and carrying values of $125.9 million and $76.2 million. Gross unrealized gains on trading fixed maturities were $12.3 million and $0.1 million and gross unrealized losses were $1.0 million and $3.5 million for 2009 and 2008, respectively.

        The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2009 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                        AVAILABLE FOR SALE
                                                                ------------------------------------
                                                                   AMORTIZED
                                                                      COST            FAIR VALUE
                                                                -----------------  -----------------
                                                                           (IN MILLIONS)

Due in one year or less.......................................   $       874.9      $       898.9
Due in years two through five.................................         8,840.9            9,275.7
Due in years six through ten..................................         7,875.1            8,093.2
Due after ten years...........................................         4,335.9            4,300.3
                                                                -----------------  -----------------
     Subtotal.................................................        21,926.8           22,568.1
Commercial mortgage-backed bonds.............................          1,979.6            1,489.8
Residential mortgage-backed bonds.............................         1,604.6            1,650.6
Asset-backed bonds............................................           278.2              267.7
                                                                -----------------  -----------------
Total.........................................................   $    25,789.2      $    25,976.2
                                                                =================  =================

        During 2009, the Company recognized OTTI of $171.3 million on AFS fixed maturities, comprised of $165.4 million credit losses recognized in earnings and $5.9 million non-credit losses recognized in OCI. An additional $3.1 million OTTI was recognized in earnings related to AFS fixed maturities that the Company intended to sell or expected to be required to sell prior to recovering their amortized cost. No OTTI was recognized on equity securities.

        The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS
                                  (IN MILLIONS)

        Balance at March 31, 2009                                                                      $         -
        Cumulative adjustment related to implementing new guidance on April 1, 2009...............            (121.7)
        Impact of Consolidation of Wind-up Annuities business.....................................              (5.6)
        Previously recognized impairments on securities that matured, paid, prepaid or sold.......             147.2
        Previously recognized impairments on securities impaired to fair value this period (1)....               -
        Impairments recognized this period on securities not previously impaired..................            (143.3)
        Additional impairments this period on securities previously impaired......................             (22.1)
        Increases due to passage of time on previously recorded credit losses.....................               -
        Accretion of previously recognized impairments due to increases in expected cash flows....               -
                                                                                                      -----------------
        Balance at December 31, 2009..............................................................     $      (145.5)
                                                                                                      =================

        (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

        Net unrealized investment gains (losses) on fixed maturities and equity securities classified as available-for-sale are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                             DECEMBER 31,       December 31,
                                                 2009               2008
                                           -----------------  ------------------
                                                      (IN MILLIONS)

      AFS Securities:
        Fixed maturities:
          With OTTI loss.................   $        (10.9)    $          -
          All other......................            (15.7)          (2,380.0)
        Equity securities................              9.7               (4.9)
                                           -----------------  ------------------
      Net Unrealized Losses..............   $        (16.9)    $     (2,384.9)
                                           =================  ==================

        Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net
        (loss) earnings for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                          AOCI
                                               NET                                                  DEFERRED             (LOSS)
                                           UNREALIZED                                                INCOME          RELATED TO NET
                                              GAINS                                                    TAX             UNREALIZED
                                           (LOSSES) ON                         POLICYHOLDERS       (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC            LIABILITIES           ASSET          GAINS (LOSSES)
                                         ----------------   ---------------   ----------------   ----------------   ----------------
                                                                                (IN MILLIONS)

Balance, January 1, 2009..............   $         -        $          -      $           -      $          -       $           -
Cumulative impact of implementing
  new guidance on April 1, 2009.......            (7.0)                 .8                -                 2.2                (4.0)
Net investment gains (losses)
  arising during the period...........           (21.4)                -                  -                 -                 (21.4)
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..            22.1                 -                  -                 -                  22.1
     Excluded from Net
       (loss) earnings (1)............            (4.6)                -                  -                 -                  (4.6)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                   4.8                -                 -                   4.8
     Deferred income taxes............             -                   -                  -                 (.3)                (.3)
     Policyholders liabilities........             -                   -                  -                 -                   -
Impact of consolidation of Wind-up
  Annuities business..................             -                   -                  -                 -                   -
                                         ----------------   ---------------   ----------------   ----------------   ----------------
Balance, December 31, 2009............   $       (10.9)     $          5.6    $           -      $          1.9     $          (3.4)
                                         ================   ===============   ================   ================   ================

        (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                                        AOCI
                                               NET                                                DEFERRED             (LOSS)
                                           UNREALIZED                                              INCOME          RELATED TO NET
                                              GAINS                                                  TAX             UNREALIZED
                                           (LOSSES) ON                        POLICYHOLDERS      (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC           LIABILITIES          ASSET          GAINS (LOSSES)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
                                                                               (IN MILLIONS)

Balance January 1, 2009...............   $    (2,384.9)     $        553.6   $           -     $        681.3     $      (1,150.0)
Cumulative impact of implementing
  new guidance on April 1, 2009.......          (108.5)               19.2               -               31.2               (58.1)
Net investment gains (losses)
  arising during the period...........         2,657.4                 -                 -                -               2,657.4
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..          (115.1)                -                 -                -                (115.1)
     Excluded from Net
       (loss) earnings (1)............             4.6                 -                 -                -                   4.6
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                (601.7)              -                -                (601.7)
     Deferred income taxes............             -                   -                 -             (715.0)             (715.0)
     Policyholders liabilities........             -                   -                 -                -                   -
Impact of consolidation of Wind-up
  Annuities business..................           (59.6)                -                 -                -                 (59.6)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
Balance, December 31, 2009............   $        (6.1)     $        (28.9)  $           -     $         (2.5)    $         (37.5)
                                         ================   ===============  ================  ================   =================

        (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings for securities with no prior OTTI loss.

        The following tables disclose the fair values and gross unrealized losses of the 744 issues at December 31, 2009 and 1,373 issues at December 31, 2008 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                                 DECEMBER 31, 2009
                            --------------------------------------------------------------------------------------------
                               LESS THAN 12 MONTHS (1)        12 MONTHS OR LONGER (1)                TOTAL
                            -----------------------------  ----------------------------  -------------------------------
                                                GROSS                         GROSS                          GROSS
                                             UNREALIZED                     UNREALIZED                     UNREALIZED
                              FAIR VALUE       LOSSES        FAIR VALUE       LOSSES       FAIR VALUE        LOSSES
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                   (IN MILLIONS)

  Fixed Maturities:
    Corporate.............. $     2,043.5  $      (53.9)   $    2,022.3   $     (181.2)  $     4,065.8   $     (235.1)
    U.S. Treasury,
      government and
      agency...............       1,591.7        (152.4)            -              -           1,591.7         (152.4)
    States and political
      subdivisions.........         209.7         (10.5)           23.5           (3.7)          233.2          (14.2)
    Foreign governments....          41.0           (.1)            5.1            -              46.1            (.1)
    Commercial
      mortgage-backed......          33.6         (15.7)        1,348.8         (476.2)        1,382.4         (491.9)
    Residential
      mortgage-backed......          54.1           (.1)            2.4            (.2)           56.5            (.3)
    Asset-backed...........          48.6          (8.5)           68.6          (12.9)          117.2          (21.4)
    Redeemable
      preferred stock......          51.2          (6.6)        1,283.3         (215.6)        1,334.5         (222.2)
                            -------------  --------------  ------------   -------------  -------------   ---------------
   Total                    $     4,073.4  $     (247.8)   $    4,754.0   $     (889.8)  $     8,827.4   $   (1,137.6)
                            =============  ==============  ============   =============  =============   ===============

        (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance on April 1, 2009.

                                                                December 31, 2008
                           --------------------------------------------------------------------------------------------
                                Less Than 12 Months            12 Months or Longer                  Total
                           ------------------------------ -----------------------------  ------------------------------
                                              Gross                          Gross                          Gross
                                            Unrealized                     Unrealized                     Unrealized
                             Fair Value       Losses        Fair Value       Losses       Fair Value        Losses
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                  (In Millions)

Fixed Maturities:
  Corporate..............   $     8,475.3  $     (985.0)   $    3,489.6   $     (728.9)  $   11,964.9    $   (1,713.9)
  U.S. Treasury,
    government and
    agency...............             -             -               -              -              -               -
  States and political
    subdivisions.........            52.2          (6.6)           17.7           (2.5)          69.9            (9.1)
  Foreign governments....            70.0          (5.6)            -              -             70.0            (5.6)
  Commercial mortgage-
     backed..............           308.7         (19.4)        1,342.5         (525.4)       1,651.2          (544.8)
  Residential mortgage-
     backed..............              .1           -               3.7            (.5)           3.8             (.5)
  Asset-backed...........            71.1          (6.7)           63.5          (28.0)         134.6           (34.7)
  Redeemable
    preferred stock......           510.0        (343.5)          521.8         (366.6)       1,031.8          (710.1)
                            -------------  --------------  ------------   -------------  -------------   ---------------

Total                       $     9,487.4  $   (1,366.8)   $    5,438.8   $   (1,651.9)  $   14,926.2    $   (3,018.7)
                            =============  ==============  ============   =============  =============  ================

        The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The

        Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.39% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2009 and 2008 were $149.8 million and $207.9 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2009 and 2008, respectively, approximately $2,211.7 million and $900.4 million, or 8.0% and 3.5%, of the $27,496.8 million and $26,211.0 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455.9 million and $214.2 million at December 31, 2009 and 2008, respectively.

        The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2009, the Company owned $37.0 million in RMBS backed by subprime residential mortgage loans, and $23.0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2009, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $20.6 million.

        For 2009, 2008 and 2007, respectively, investment income is shown net of investment expenses of $77.5 million, $101.3 million and $272.5 million.

        At December 31, 2009 and 2008, respectively, the Company's trading account securities had amortized costs of $331.7 million and $514.5 million and fair values of $484.6 million and $322.7 million. At December 31, 2009 and 2008, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $37.6 million and $38.5 million and costs of $34.9 million and $43.9 million as well as other equity securities with carrying values of $53.6 million and $26.8 million and costs of $43.9 million and $31.7 million.

        In 2009, 2008 and 2007, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $133.1 million, $(387.8) million and $35.6 million, respectively, were included in Net investment income in the consolidated statements of earnings.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero at December 31, 2009 and 2008, respectively. Gross interest income on these loans included in net investment income totaled zero, zero and $3.9 million in 2009, 2008 and 2007, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans was $3.3 million in 2007; there were no such amounts in 2009 and 2008.

        During 2009, 2008 and 2007, respectively, the Company's average recorded investment in impaired mortgage loans was $0.1 million, $7.4 million and $49.1 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million and $4.5 million for 2008 and 2007, respectively; there was no such amount in 2009.

        At December 31, 2009 and 2008, respectively, there were no mortgage loans on real estate that had been classified as nonaccrual loans.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2009 and 2008, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2009, 2008 and 2007 no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was zero and $189.8 million at December 31, 2009 and 2008, respectively. Depreciation expense on real estate totaled $9.2 million, $12.8 million and $14.2 million for 2009, 2008 and 2007, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        There were no investment valuation allowances for mortgage loans and equity real estate at December 31, 2009. Investment valuation allowances for mortgage loans and equity real estate at December 31, 2008 and 2007 follows:

                                                     2008            2007
                                                -------------    -------------
                                                         (IN MILLIONS)

        Balances, beginning of year..........    $   1.4          $  21.0
        Additions charged to income..........        -               20.9
        Deductions for writedowns and
          asset dispositions.................       (1.4)           (40.5)
                                                -------------    -------------
        Balances, End of Year................    $   -            $   1.4
                                                =============    =============

        Balances, end of year comprise:
          Mortgage loans on real estate......    $   -            $   1.4
                                                -------------    -------------
        Total................................    $   -            $   1.4
                                                =============    =============

        Equity Method Investments
        -------------------------

        Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,308.4 million and $1,414.6 million, respectively, at December 31, 2009 and 2008. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $90.6 million and $48.3 million, respectively, at December 31, 2009 and 2008. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(77.6) million, $(58.1) million and $237.1 million, respectively, for 2009, 2008 and 2007.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 4 individual ventures at

        December 31, 2009 and 2008, respectively) and the Company's carrying value and equity in net (loss) earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost......................    $      546.6       $      318.2
        Investments in securities, generally at fair value...................            33.9               47.3
        Cash and cash equivalents............................................            20.6                7.8
        Other assets.........................................................              .8                8.7
                                                                                ----------------   -----------------
        Total Assets.........................................................    $      601.9       $      382.0
                                                                                ================   =================

        Borrowed funds - third party.........................................    $      309.5       $      190.3
        Other liabilities....................................................            15.1                3.1
                                                                                ----------------   -----------------
        Total liabilities....................................................           324.6              193.4
                                                                                ----------------   -----------------

        Partners' capital....................................................           277.3              188.6
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital..............................    $      601.9       $      382.0
                                                                                ================   =================

        The Company's Carrying Value in Those Entities Included Above........    $      155.4       $      110.6
                                                                                ================   =================


                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............. $        30.3       $       59.9       $       77.5
        Net revenues of other limited partnership interests.           (5.4)               -                 15.3
        Interest expense - third party......................          (6.8)             (14.1)             (18.2)
        Other expenses......................................         (17.4)             (37.3)             (43.8)
                                                            -----------------   ----------------   -----------------
        Net Earnings........................................ $          .7       $        8.5       $       30.8
                                                            =================   ================   =================

        The Company's Equity in Net (Loss) Earnings of
          Those Entities Included Above.....................$         (2.4)     $        12.3       $       24.6
                                                            =================   ================   =================

        Derivatives
        -----------

        The table below presents quantitative disclosures about the Company's derivative instruments at December 31, 2009, including those embedded in other contracts though required to be accounted for as derivative instruments.

                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2009

                                                              FAIR VALUE             GAINS (LOSSES)
                                                     -----------------------------    REPORTED IN
                                          NOTIONAL       ASSET         LIABILITY       NET (LOSS)
                                           AMOUNT      DERIVATIVES    DERIVATIVES       EARNINGS
                                         ----------  --------------  -------------   --------------
                                                     (IN MILLIONS)

FREESTANDING DERIVATIVES:
Equity contracts(1):
   Futures.........................      $  3,399.4  $       -         $     -       $  (1,141.5)
   Swaps...........................           801.0           .8            19.1          (270.7)
   Options.........................        11,650.0        920.1         1,138.6          (817.6)

Interest rate contracts (1):
   Floors..........................        15,000.0        299.6             -            (128.2)
   Swaps...........................         2,100.0         86.2            24.8          (178.4)
   Futures.........................         3,790.9          -               -            (526.1)
   Swaptions.......................         1,200.0         44.6             -             (16.9)

Other freestanding contracts (2):..             -            -               -               -
                                                                                      ------------
   NET INVESTMENT LOSS                                                                  (3,079.4)
                                                                                      ------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts(2)......             -        2,255.8             -          (2,565.9)

GWBL features (3)..................             -            -              54.9           217.7

                                         ----------  --------------  -------------   --------------
Balances, Dec. 31, 2009............      $ 37,941.3  $   3,607.1       $ 1,237.4     $  (5,427.9)
                                         ==========  ==============  =============   ==============

        (1) Reported in Other invested assets in the consolidated balance sheets.
        (2) Reported in Other assets in the consolidated balance sheets.
        (3) Reported in Future policy benefits and other policyholder liabilities.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,410.5 million and $3,413.8 million at December 31, 2009 and 2008, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2009 and 2008 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2009, the impairment test indicated that goodwill was not impaired.

        The gross carrying amount of AllianceBernstein related intangible assets were $555.4 million and $553.8 million at December 31, 2009 and 2008, respectively and the accumulated amortization of these intangible assets were $289.4 million and $265.3 million at December 31, 2009 and 2008, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24.1 million, $23.7 million and $23.5 million for 2009, 2008 and 2007, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22.0 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2009, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2009 and 2008, respectively, net deferred sales commissions totaled $90.2 million and $113.5 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2009 net asset balance for each of the next five years is $41.2 million, $24.7 million, $15.2 million, $7.9 million and $1.1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2009, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2009 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block is as follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                    2009             2008
                                                                               -------------    -------------
                                                                                       (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $   8,411.7      $   8,544.8
        Other liabilities....................................................         69.8             71.3
                                                                               -------------    -------------
        Total Closed Block liabilities.......................................      8,481.5          8,616.1
                                                                               -------------    -------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
           cost of $5,575.5 and $5,517.6)....................................      5,631.2          5,041.5
        Mortgage loans on real estate........................................      1,028.5          1,107.1
        Policy loans.........................................................      1,157.5          1,180.3
        Cash and other invested assets.......................................         68.2            104.2
        Other assets.........................................................        264.1            472.4
                                                                               -------------    -------------
        Total assets designated to the Closed Block..........................      8,149.5          7,905.5
                                                                               -------------    -------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................        332.0            710.6

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains (losses), net of deferred
             income tax (expense) benefit of $(23.4) and $166.4..............         43.6           (309.2)
                                                                               -------------    -------------

        Maximum Future Earnings To Be Recognized From
           Closed Block Assets and Liabilities...............................  $     375.6      $     401.4
                                                                               =============    =============

        Closed Block revenues and expenses were as follows:

                                                                   2009           2008           2007
                                                              -------------  -------------  -------------
                                                                           (IN MILLIONS)

        REVENUES:
        Premiums and other income............................ $      381.9   $     392.6    $     409.6
        Investment income (net of investment
           expenses of $.1, $1.1, and $.2)...................        481.6         496.0          501.8
        Investment (losses) gains, net:
            Total OTTI losses................................        (10.0)        (45.8)          (3.0)
            Portion of loss recognized in
              other comprehensive income.....................           .2           -              -
                                                              -------------  -------------  -------------
            Net impairment losses recognized.................         (9.8)        (45.8)          (3.0)
            Other investment gains (losses), net.............           .4          (1.7)          10.9
                                                              -------------  -------------  -------------
                Total investment (losses) gains, net.........         (9.4)        (47.5)           7.9
                                                              -------------  -------------  -------------
        Total revenues.......................................        854.1         841.1          919.3
                                                              -------------  -------------  -------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        811.7         818.7          828.2
        Other operating costs and expenses...................          2.6           7.4            2.7
                                                              -------------  -------------  -------------
        Total benefits and other deductions..................        814.3         826.1          830.9
                                                              -------------  -------------  -------------

        Net revenues before income taxes.....................         39.8          15.0           88.4
        Income tax expense...................................        (14.0)         (5.2)         (31.0)
                                                              -------------  -------------  -------------
        Net Revenues......................................... $       25.8   $       9.8    $      57.4
                                                              =============  =============  =============

        The balance for policyholder dividend obligation for both December 31, 2009 and December 31, 2008 was zero.

        During 2009, 2008 and 2007, the Closed Block's average recorded investment in impaired mortgage loans were zero, $0.4 million and $36.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, zero and $3.9 million for 2009, 2008 and 2007, respectively.

        There were no valuation allowances on mortgage loans at December 31, 2009 and 2008. Writedowns of fixed maturities were $9.8 million, $45.8 million and $3.0 million for 2009, 2008 and 2007, respectively.


6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                               DECEMBER 31,
                                                          ----------------------
                                                              2009        2008
                                                          ----------- ----------
                                                               (IN MILLIONS)

        Balance, beginning of year....................... $   807.9   $ 754.2
        Contractholder bonus interest credits deferred ..      60.6     137.6
        Amortization charged to income ..................     (73.6)    (83.9)
                                                          ----------- ----------
        Balance, End of Year ............................ $   794.9   $ 807.9
                                                          =========== ==========

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below as of the dates indicated:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009

                                                 LEVEL 1          LEVEL 2         LEVEL 3           TOTAL
                                             -------------    -------------   -------------    -------------
                                                                     (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
    Corporate.........................       $       -        $   19,728.5    $      465.6     $  20,194.1
    U.S. Treasury, government
       and agency.....................               -             1,690.0             -           1,690.0
    States and political subdivisions.               -               334.3            47.4           381.7
    Foreign governments...............               -               281.6            20.7           302.3
    Commercial mortgage-backed(1).....               -                 -           1,489.8         1,489.8
    Residential mortgage-backed(1)....               -             1,650.6             -           1,650.6
    Asset-backed(2)...................               -                50.6           217.1           267.7
    Redeemable preferred stock........             190.6           1,291.0            12.4         1,494.0
                                             -------------    -------------   -------------    -------------
       Subtotal.......................             190.6          25,026.6         2,253.0        27,470.2
                                             -------------    -------------   -------------    -------------
 Other equity investments.............              90.3               -                .9            91.2
 Trading securities...................             423.0              60.9              .7           484.6
 Other invested assets................               -               (36.3)          299.6           263.3
Cash equivalents......................           1,366.5               -               -           1,366.5
Segregated securities.................               -               985.7             -             985.7
GMIB reinsurance contracts............               -                 -           2,255.8         2,255.8
Separate Accounts' assets.............          82,102.3           1,684.5           229.7        84,016.5
                                             -------------    -------------   -------------    -------------
    Total Assets......................       $  84,172.7      $   27,721.4    $    5,039.7     $ 116,933.8
                                             =============    =============   =============    =============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $       54.9     $      54.9
                                             -------------    -------------   -------------    -------------
    Total Liabilities.................       $       -        $        -      $       54.9     $      54.9
                                             =============    =============   =============    =============

        (1) Includes publicly traded agency pass-through securities and collateralized obligations.
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2008

                                                Level 1          Level 2         Level 3            Total
                                             -------------    -------------   -------------    --------------
                                                                     (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale       $     149.9      $   21,256.7    $    2,424.4     $   23,831.0
  Other equity investments............              63.4               -               2.0             65.4
  Trading securities..................             322.6               -                .1            322.7
  Other invested assets...............              31.1             419.0           547.0            997.1
Loans to affiliates...................               -               588.3             -              588.3
Cash equivalents......................           1,832.3               -               -            1,832.3
Segregated securities.................               -             2,572.6             -            2,572.6
GMIB reinsurance contracts............               -                 -           4,821.7          4,821.7
Separate Accounts' assets.............          66,044.4           1,248.3           334.3         67,627.0
                                             -------------    -------------   -------------    --------------
    Total Assets......................       $  68,443.7      $   26,084.9    $    8,129.5     $  102,658.1
                                             =============    =============   =============    ==============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $      272.6     $      272.6
                                             -------------    -------------   -------------    --------------
    Total Liabilities.................       $       -        $        -      $      272.6     $      272.6
                                             =============    =============   =============    ==============

        The table below presents a reconciliation for all Level 3 assets at December 31, 2009 and 2008, respectively:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                                   U.S.                   STATE AND
                                                TREASURY,                 POLITICAL     COMMERCIAL     RESIDENTIAL
                                                GOVT AND     FOREIGN         SUB-        MORTGAGE-      MORTGAGE-       ASSET-
                                   CORPORATE     AGENCY       GOVTS       DIVISIONS       BACKED          BACKED        BACKED
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, January 1, 2009........   $   411.1    $   -        $   64.0     $   55.4      $  1,587.3     $       -      $ 304.1
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income.......         1.9        -             -            -               3.1             -         (1.7)
    Investment (losses), net....       (40.4)       -             -            -             (23.8)            -        (19.6)
    (Decrease) increase in
     the fair value of the
     reinsurance contracts......         -          -             -            -               -               -          -
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
      Subtotal..................       (38.5)       -             -            -             (20.7)            -        (21.3)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
   Other comprehensive
    income (loss)...............        13.9        -             2.5         (7.2)           49.1             -         20.3
Purchases/issuances.............       107.1        -             1.0          -               -               -          -
Sales/settlements...............       (41.5)       -             (.2)         (.8)         (127.3)            -        (47.9)
Transfers into/out of
 Level 3 (2)....................        13.5        -           (46.6)         -               1.4             -        (38.1)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, Dec. 31, 2009..........   $   465.6    $   -        $   20.7     $   47.4      $  1,489.8     $       -      $ 217.1
                                  ===========  ==========   ==========   ===========   ============   =============   ==========

        (1) Includes Trading Securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                    REDEEMABLE        OTHER            OTHER             GMIB         SEPARATE          GWBL
                                     PREFERRED        EQUITY          INVESTED       REINSURANCE      ACCOUNTS        FEATURES
                                      STOCK        INVESTMENTS(1)      ASSETS           ASSET          ASSETS        LIABILITY
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, January 1, 2009......... $         2.5   $          2.1    $       547.0   $     4,821.7   $     334.3    $       272.6
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income....               -                -             (357.2)            -             -                -
    Investment (losses), net.             (45.1)             -                -               -           (94.8)             -
    (Decrease) increase in
     the fair value of the
     reinsurance contracts...               -                -                -          (2,746.3)          -                -
    Policyholders' benefits..               -                -                -               -             -             (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
      Subtotal...............             (45.1)             -             (357.2)       (2,746.3)        (94.8)          (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
   Other comprehensive
    income (loss)............              34.1              -                -               -             -                -
Purchases/issuances..........                                                 -             180.4           1.2             11.9
Sales/settlements............               -               (1.2)           109.8             -            (7.3)             -
Transfers into/out of
 Level 3 (2).................              20.9               .7              -               -            (3.7)             -
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, Dec. 31, 2009.......     $        12.4   $          1.6    $       299.6   $     2,255.8   $     229.7    $        54.9
                                  ==============  ================  =============   ==============  =============  ==============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                       Fixed
                                     Maturities        Other           Other           GMIB           Separate       GWBL
                                     Available         Equity         Invested      Reinsurance       Accounts      Features
                                      For Sale     Investments(1)      Assets          Asset           Assets      Liability
                                   ------------   ---------------    ----------    -------------    -----------   ----------

Balance, Dec. 31, 2007..........   $   2,503.4    $       3.0        $    160.9    $    124.7       $      40.8   $    -
 Impact of adopting fair value
   guidance, included in
   earnings .................              -              -                 -           210.6               -          -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Jan. 1, 2008........          2,503.4            3.0             160.9         335.3              40.8        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
 Total gains (losses), realized
  and unrealized, included in:
    Earnings as:
     Net investment income...              3.3            -               359.3           -                 -          -
     Investment (losses)
      gains, net.............           (144.5)          (1.1)              -             -               (17.4)       -
     Commissions, fees and
      other income...........              -              -                 -         3,571.2               -          -
     Policyholders' benefits.              -              -                 -             -                 -        265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
           Subtotal..........           (141.2)          (1.1)            359.3       3,571.2             (17.4)     265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
     Other comprehensive
       (loss) income.........           (384.6)            .6               -             -                 -          -
 Purchases/issuances and
  sales/settlements, net.....            (85.6)           (.4)             26.8         915.2             248.6        7.4
 Transfers into/out of
  Level 3(2).................            532.4            -                 -             -                62.3        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Dec. 31, 2008.......      $   2,424.4    $       2.1        $    547.0    $  4,821.7       $     334.3   $  272.6
                                   ============   ===============    ==========    =============    ===========   ==========


        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2009 and 2008 by category for Level 3 assets still held at December 31, 2009 and 2008, respectively:

                                                              EARNINGS
                                         ----------------------------------------------------
                                                          INVESTMENT        CHANGE IN
                                              NET            GAINS        FAIR VALUE OF                         POLICY-
                                          INVESTMENT       (LOSSES),       REINSURANCE                          HOLDERS'
                                            INCOME            NET           CONTRACTS            OCI            BENEFITS
                                         ------------    ------------    --------------     -------------    --------------
                                                                          (IN MILLIONS)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized gains
   or losses
     Fixed maturities,
      available-for-sale:
        Corporate....................    $      -        $      -        $       -          $      (2.2)     $       -
        U.S. Treasury, government
          and agency.................           -               -                -                  -                -
        State and political
          subdivisions...............           -               -                -                 (7.3)             -
        Foreign governments..........           -               -                -                  2.5              -
        Commercial
          mortgage-backed............           -               -                -                 36.8              -
        Residential
          mortgage-backed............           -               -                -                  -                -
        Asset-backed.................           -               -                -                  7.1              -
        Redeemable preferred stock...           -               -                -                 34.1              -
                                         ------------    ------------    --------------     -------------    --------------
            Subtotal.................           -               -                -                 71.0              -
     Equity securities,
        available for sale...........           -               -                -                  -                -
     Other equity investments........           -               -                -                  0.2              -
     Other invested assets...........        (247.4)            -                -                  -                -
     Cash equivalents................           -               -                -                  -                -
     Segregated securities...........           -               -                -                  -                -
     GMIB reinsurance contracts......           -               -           (2,565.9)               -                -
     Separate Accounts' assets.......           -             (95.5)             -                  -                -
     GWBL features' liability........           -               -                -                  -              217.7
                                         ------------    ------------    --------------     -------------    --------------
         Total.......................    $   (247.4)     $    (95.5)     $  (2,565.9)       $      71.2      $     217.7
                                         ============    ============    ==============     =============    ==============

                                                               Earnings
                                              -------------------------------------------
                                                                              Change in
                                                  Net         Investment    Fair Value of                    Policy-
                                              Investment        Gains        Reinsurance                     holders'
                                                Income      (Losses), Net     Contracts          OCI         Benefits
                                              ----------    -------------   -------------    -----------    -----------
                                                                            (In Millions)
Full Year 2008
Still Held at December 31, 2008:
   Change in unrealized gains or losses
     Fixed maturities, available
       for sale....................           $       -     $        -      $        -      $     (394.1)   $        -
     Other equity investments......                   -              -               -                .6             -
     Other invested assets.........                 386.1            -               -               -               -
     Cash equivalents..............                   -              -               -               -               -
     Segregated securities.........                   -              -               -               -               -
     GMIB reinsurance contracts....                   -              -           3,571.2             -               -
     Separate Accounts' assets.....                   -            (16.6)            -               -               -
     GWBL features' liability......                   -              -               -               -             265.2
                                              -----------   -------------   ------------    -------------   ------------
       Total.......................           $     386.1   $      (16.6)   $    3,571.2    $     (393.5)   $      265.2
                                              ===========   =============   ============    =============   ============

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2009 and 2008, no assets were required to be measured at fair value on a non-recurring basis.

        The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2009                               2008
                                                ---------------------------------  ---------------------------------
                                                   CARRYING           FAIR            Carrying            Fair
                                                    VALUE             VALUE            Value             Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        -------------
          Mortgage loans on real estate......... $    3,554.8     $     3,547.4     $     3,673.9     $    3,624.5
          Other limited partnership interests...      1,308.4           1,308.4           1,414.6          1,414.6
          Policyholders liabilities:
            Investment contracts................      2,721.0           2,729.4           3,072.9          3,162.5
            Loans to Affiliates.................      1,048.3           1,077.2             588.3            588.3
          Long-term debt........................        199.9             226.0             199.9            190.8

        Closed Blocks:
        --------------
          Mortgage loans on real estate......... $    1,028.5     $     1,021.2     $     1,107.1     $    1,102.6
          Other equity investments..............          1.5               1.5               2.7              2.7
          SCNILC liability......................          7.6               7.6               8.6              8.6

        Wind-up Annuities(1):
        ---------------------
          Mortgage loans on real estate......... $        -       $         -       $         1.2     $        1.3
          Other equity investments..............          -                 -                 1.3              1.3
          Guaranteed interest contracts.........          -                 -                 5.5              6.2

        (1) At December 31, 2009, the remaining assets and liabilities of the group non-participating wind-up annuity line of business ("Wind-up Annuities") were consolidated into the Company's consolidated balance sheet on a line by line basis. At December 31, 2009 Wind-up Annuities had mortgage loans on real estate with a carrying value of $150.4 million and fair value of $156.4 million; other equity investment, with a carrying value and fair value of $1.3 million and guaranteed interest contracts with a carrying value of $5.4 million and a fair value of $5.6 million.

8)      GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL
           ------------------------------------------------

        The Company has certain variable annuity contracts with GMDB, GMIB, and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2007.........................  $       163.7      $         228.3    $         392.0
          Paid guarantee benefits..........................          (30.6)                (2.7)             (33.3)
          Other changes in reserve.........................          120.0                 84.3              204.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2007.......................          253.1                309.9              563.0
          Paid guarantee benefits..........................          (72.8)                (8.2)             (81.0)
          Other changes in reserve.........................          800.6              1,678.2            2,478.8
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2008.......................          980.9              1,979.9            2,960.8
          Paid guarantee benefits..........................         (249.1)               (57.6)            (306.7)
          Other changes in reserve.........................          354.7               (309.4)              45.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2009.......................  $     1,086.5      $       1,612.9    $       2,699.4
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                            -----------------
                                                             (IN MILLIONS)

        Balance at January 1, 2007.........................  $        23.6
          Paid guarantee benefits ceded....................           (7.6)
          Other changes in reserve.........................           11.5
                                                            -----------------
        Balance at December 31, 2007.......................           27.5
          Paid guarantee benefits..........................           (7.1)
          Other changes in reserve.........................          306.9
                                                            -----------------
        Balance at December 31, 2008.......................          327.3
          Paid guarantee benefits..........................          (86.6)
          Other changes in reserve.........................          164.3
                                                            -----------------
        Balance at December 31, 2009.......................  $       405.0
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

        The December 31, 2009 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                     RETURN
                                                       OF
                                                     PREMIUM        RATCHET        ROLL-UP         COMBO             TOTAL
                                                 --------------  ------------   -------------   --------------   --------------
                                                                             (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account..................   $    11,156     $     279      $      161      $       531      $    12,127
             Separate Accounts................   $    25,729     $   6,944      $    4,231      $    31,686      $    68,590
          Net amount at risk, gross...........   $     2,444     $   1,728      $    2,861      $    10,511      $    17,544
          Net amount at risk, net of
             amounts reinsured................   $     2,444     $     1,102    $    1,933      $     4,357      $     9,836
          Average attained age of
             contractholders..................            49.7          62.3            67.0             62.5             53.4
          Percentage of contractholders
             over age 70......................             7.6%         24.8%           41.8%            23.8%            12.9%
          Range of contractually specified
             interest rates..................           N/A             N/A            3%-6%         3%-6.5%          3%-6.5%

        GMIB:
        -----
          Account values invested in:
             General Account..................          N/A             N/A     $       36      $       775      $       811
             Separate Accounts................          N/A             N/A     $    2,836      $    43,484      $    46,320
          Net amount at risk, gross...........          N/A             N/A     $    1,318      $     1,027      $     2,345
          Net amount at risk, net of
             amounts reinsured................          N/A             N/A     $      386      $       253      $       639
          Weighted average years remaining
             until annuitization..............          N/A             N/A              1.1              7.0              6.5
          Range of contractually
             specified interest rates........           N/A             N/A          3%-6%           3%-6.5%          3%-6.5%

        The GWBL related liability was $54.9 million at December 31, 2009; which is accounted for as an embedded derivative. This liability reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature over a range of market consistent economic scenarios.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                 DECEMBER 31,
                                                        ---------------------------
                                                             2009           2008
                                                        ------------  -------------
                                                             (IN MILLIONS)

       GMDB:
          Equity......................................   $ 41,447      $ 30,428
          Fixed income................................      3,957         3,745
          Balanced....................................     20,940        17,469
          Other.......................................      2,246         2,410
                                                        ------------  -------------
          Total.......................................   $ 68,590      $ 54,052
                                                        ============  =============

       GMIB:
          Equity......................................   $ 27,837      $ 19,138
          Fixed income................................      2,514         2,219
          Balanced....................................     15,351        12,887
          Other.......................................        618         1,272
                                                        ------------  -------------
          Total.......................................   $ 46,320      $ 35,516
                                                        ============  =============


        C) Hedging Programs for GMDB, GWBL and GMIB Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes derivative instruments, such as exchange-traded futures contracts, options and interest rate swap and floor contracts as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2009, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $36.45 billion and $6.99 billion, respectively, with the GMDB feature and $17.98 billion and $260.0 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment. Therefore, gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            -------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT       REINSURANCE
                                                               LIABILITY         CEDED             NET
                                                            -------------   --------------  ------------
                                                                             (IN MILLIONS)

       Balance at January 1, 2007.........................   $     66.8      $     (47.9)    $     18.9
          Other changes in reserves.......................         68.2            (59.7)           8.5
                                                            -------------   --------------  ------------
       Balance at December 31, 2007.......................        135.0           (107.6)          27.4
          Other changes in reserves.......................         68.0            (45.0)          23.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2008.......................        203.0           (152.6)          50.4
          Other changes in reserves.......................         52.0            (21.0)          31.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2009.......................   $    255.0      $    (173.6)    $     81.4
                                                            =============   ==============  ============


9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25.0 million and on each second-to-die policy of $30.0 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2009, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 37.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.8% of its current liability exposure resulting from the GMIB feature. See Note 8.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2009 and 2008 were $2,255.8 million and $4,821.7 million, respectively. The (decreases) increases in estimated fair value were $(2,565.9) million, $1,566.8 million and $6.9 million for 2009, 2008 and 2007, respectively.

        At December 31, 2009 and 2008, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $3,028.2 million and $2,897.2 million. Reinsurance payables related to insurance contracts totaling $79.7 million and $62.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2009 and 2008, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $207.0 million and $236.8 million at December 31, 2009 and 2008, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2009 and 2008 were $648.1 million and $732.3 million, respectively.

        The following table summarizes the effect of reinsurance:

                                                                2009             2008           2007
                                                            -------------  --------------   ------------
                                                                           (IN MILLIONS)

        Direct premiums....................................  $     838.2    $    848.3       $    855.1
        Reinsurance assumed................................        202.0         193.8            193.0
        Reinsurance ceded..................................       (609.1)       (283.5)          (243.2)
                                                            -------------  --------------   ------------
        Premiums                                             $     431.1    $    758.6       $    804.9
                                                            =============  ==============   ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $     197.1    $    169.1       $    153.9
                                                            =============  ==============   ============
        Policyholders' Benefits Ceded......................  $     485.2    $  1,221.8       $    510.7
                                                            =============  ==============   ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $       -      $     33.2       $     56.1
                                                            =============  ==============   ============

        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.0 million and $94.4 million at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008, respectively, $1,667.4 million and $1,680.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                 2009             2008             2007
                                                            --------------   --------------   --------------
                                                                              (IN MILLIONS)

        Incurred benefits related to current year..........  $       37.6     $      35.5      $       32.9
        Incurred benefits related to prior years...........           6.4             4.2              13.2
                                                            --------------   --------------   --------------
        Total Incurred Benefits............................  $       44.0     $      39.7      $       46.1
                                                            ==============   ==============   ==============

        Benefits paid related to current year..............  $       12.7     $      10.8      $       11.9
        Benefits paid related to prior years...............          34.1            28.8              32.8
                                                            --------------   --------------   --------------
        Total Benefits Paid................................  $       46.8     $      39.6      $       44.7
                                                            ==============   ==============   ==============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              ------------------------------
                                                                                    2009           2008
                                                                              --------------  --------------
                                                                                      (IN MILLIONS)
        Short-term debt:
        AllianceBernstein commercial paper
          (with interest rates of 0.2% and 1.8%).............................  $      249.1    $      284.8
                                                                              --------------  --------------
            Total short-term debt............................................         249.1           284.8
                                                                              --------------  --------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015.....................................         199.9           199.8
                                                                              --------------  --------------
            Total long-term debt.............................................         199.9           199.8
                                                                              --------------  --------------

        Total Short-term and Long-term Debt..................................  $      449.0    $      484.6
                                                                              ==============  ==============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12.9 million, as of December 31, 2009). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2009, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2009, SCB LLC maintained four separate uncommitted credit facilities with various banks totaling $525.0 million. In addition, SCB LLC has two lines of credit with a commercial bank as of December 31, 2009 and December 31, 2008, one for $75.0 million secured by U.S. Treasury Bills and a second for $50.0 million secured by pledges of equity securities.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders that expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. Amounts borrowed under the commercial paper program reduce amounts available for direct borrowing under the revolving credit facility on a dollar-for-dollar basis. AllianceBernstein was in compliance with the covenants as of December 31, 2009.

        Long-term Debt
        ---------------

        At December 31, 2009, the Company was not in breach of any long-term debt covenants.


11)     RELATED PARTY TRANSACTIONS

        Loans to Affiliates
        -------------------

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        Loans from Affiliates
        ---------------------

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        Other Transactions
        ------------------

        On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1.10 billion to a non-insurance subsidiary of AXA Financial in exchange for $700.0 million in cash and $400.0 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $438.9 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $56.3 million, $76.2 million and $63.1 million, respectively, for 2009, 2008 and 2007.

        In 2009, 2008 and 2007, respectively, the Company paid AXA Distribution and its subsidiaries $634.0 million, $754.2 million and $806.9 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $402.4 million, $320.5 million and $340.2 million, respectively, for their applicable share of operating expenses in 2009, 2008 and 2007, pursuant to the Agreements for Services.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2010 is expected to be approximately $348.0 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2009, 2008 and 2007 under this arrangement totaled approximately $0.6 million, zero and $1.7 million, respectively. Claims and expenses paid in 2009, 2008 and 2007 were $0.5 million, zero and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152.0 million, $157.8 million and $143.6 million in 2009, 2008 and 2007, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $50.3 million, $63.0 million and $58.4 million in 2009, 2008 and 2007, respectively. The net receivable related to these contracts was approximately $5.6 million and $3.4 million at December 31, 2009 and 2008, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                    2009               2008              2007
                                                              --------------      --------------    --------------
                                                                                  (IN MILLIONS)
        Investment advisory and services fees..............   $       658.5       $       870.5     $      1,027.6
        Distribution revenues..............................           277.3               378.4              473.4
        Other revenues - shareholder servicing fees........            90.1                99.0              103.6
        Other revenues - other.............................             7.0                 6.9                6.5
        Institutional research services....................             1.1                 1.2                1.6

12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

        For 2009, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $12.8 million and $19.0 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The Company's funding policy to its qualified pension plans (other than those of AllianceBernstein) is to make annual aggregate contributions of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, is greater. Cash contributions during 2010 are estimated to be approximately $215.0 million. AllianceBernstein's policy is to satisfy its funding obligation to its qualified retirement plan each year in an amount not less than the minimum required by ERISA, as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        38.3       $       41.6       $       39.0
        Interest cost......................................          136.2              134.1              128.8
        Expected return on assets..........................         (125.6)            (194.4)            (191.0)
        Curtailment gain...................................            -                 (3.5)               -
        Net amortization...................................           95.3               42.6               57.5
        Plan amendments....................................            1.8                -                  -
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $       146.0       $       20.4       $       34.3
                                                            =================   ================   =================

        Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Projected benefit obligation, beginning of year.......................   $    2,181.1       $    2,222.1
        Service cost..........................................................           30.3               33.6
        Interest cost.........................................................          136.2              134.1
        Actuarial losses (gains)..............................................           68.8              (27.6)
        Plan curtailment......................................................            -                (13.1)
        Benefits paid.........................................................         (177.0)            (168.0)
        Plan amendments.......................................................            1.8                -
                                                                                ----------------   -----------------
        Projected Benefit Obligation, End of Year..............................  $    2,241.2       $    2,181.1
                                                                                ================   =================

        The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2009               2008
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

        Pension plan assets at fair value, beginning of year....................   $    1,460.4      $     2,415.7
        Actual return on plan assets............................................          104.1             (813.6)
        Contributions...........................................................           31.8               35.6
        Benefits paid and fees..................................................         (190.3)            (177.3)
                                                                                  ----------------  -----------------
        Pension plan assets at fair value, end of year..........................        1,406.0            1,460.4
        PBO.....................................................................        2,241.2            2,181.1
                                                                                  ----------------  -----------------
        Excess of PBO Over Pension Plan Assets..................................   $     (835.2)     $      (720.7)
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $835.2 million and $720.7 million at December 31, 2009 and 2008, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,241.2 million and $1,406.0 million, respectively at December 31, 2009 and $2,181.1 million and $1,460.4 million, respectively, at December 31, 2008. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,206.4 million and $1,406.0 million, respectively, at December 31, 2009 and $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008. The accumulated benefit obligation for all defined benefit pension plans were $2,206.4 million and $2,137.7 million at December 31, 2009 and 2008, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2009 and 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2009                 2008
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................... $      1,492.9       $      1,497.0
        Unrecognized prior service cost.....................................            7.5                  3.2
        Unrecognized net transition asset...................................            (.5)                 (.6)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.9       $      1,499.6
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $124.0 million, $(0.9) million, and (0.1) million, respectively.

        The following table discloses the allocation of the fair value of total plan assets for the qualified plans of the Company at December 31, 2009 and 2008:

                                                                                     DECEMBER 31,
                                                                            ------------------------
                                                                               2009         2008
                                                                            -----------  -----------
                                                                                  (IN MILLIONS)

       Fixed maturities..................................................        45.3%       27.9%
       Equity securities.................................................        37.0        54.1
       Equity real estate................................................        11.6        16.7
       Cash and short-term investments...................................         6.1         1.3
                                                                                -------     ------
                                                                                100.0%      100.0%
                                                                                =======     ======

        The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% equity real estate and other investments. Prior to this change, the target asset mix included equity securities, fixed maturities and real estate at 65%, 25% and 10%, respectively. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

        During fourth quarter 2008, a short-term hedge program were executed by the AXA Equitable qualified pension plans to minimize further downside equity risk, which in 2009 was extended for a period of one year.

        The following table discloses the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2009.

                                                                       AT DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        ASSET CATEGORIES
        Fixed maturities:
          Corporate............................. $        -       $       414.8     $         -       $      414.8
          US Treasury, government
            and agency..........................          -               192.4               -              192.4
          States and political subdivisions.....          -                 9.2               -                9.2
          Foreign governments...................          -                 -                 -                -
          Commercial mortgage-backed............          -                 -                 -                -
          Asset-backed..........................          -                 -                 -                -
          Other structured debt.................          -                 -                 6.5              6.5
        Common and preferred equity.............        574.7               1.4               -              576.1
        Mutual funds............................          5.0               -                 -                5.0
        Hedge funds.............................          -                 6.5               -                6.5
        Derivatives, net........................        (95.9)              -                 -              (95.9)
        Private real estate investment funds....          -                 -                12.1             12.1
        Private investment trusts...............          -                44.4             146.7            191.1
        Commercial mortgages....................          -                 -                 1.8              1.8
        Cash and cash equivalents...............         32.0               1.4               -               33.4
        Short-term investments..................         29.2              23.8               -               53.0
                                                ---------------  ----------------  ---------------   ---------------
          Total................................. $      545.0     $       693.9     $       167.1     $    1,406.0
                                                ===============  ================  ===============   ===============

        At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprise approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $146.7 million in a private real estate investment trust through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified plan assets.

        The table below presents a reconciliation for all Level 3 qualified plan assets at December 31, 2009.

                                                           PRIVATE REAL
                                                              ESTATE         PRIVATE
                                             FIXED          INVESTMENT     INVESTMENT      COMMERCIAL
                                          MATURITIES(1)       FUNDS          TRUSTS        MORTGAGES       TOTAL
                                          -------------   -------------   ------------   -------------   ----------
                                                                    (IN MILLIONS)

       Balance at
        December 31, 2008.............    $        5.9    $       15.4    $      224.4   $        2.1    $   247.8
       Actual return on Plan assets:
          Relating to assets still
          held at December 31, 2009...              .6            (2.6)          (77.7)           (.1)       (79.8)
          Relating to assets sold
          during 2009.................             -               (.1)            -               .1          -
       Purchases, sales, issues
        and settlements, net..........             -               (.6)            -              (.3)         (.9)
       Transfers into/
        out of Level 3................             -               -               -              -            -
       Balance at                         ------------    ------------    ------------   ------------    ----------
        December 31, 2009.............    $        6.5    $       12.1    $      146.7   $        1.8    $   167.1
                                          =============   =============   ============   =============   ===========

        (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

        The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2009 and 2008 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2009 and 2008.

                                                                                   2009               2008
                                                                               -------------      -------------
       Discount rates:
         Benefit obligation...............................................         6.00%              6.50%
         Periodic cost....................................................         6.50%              6.25%(1)

       Rates of compensation increase:
         Benefit obligation and periodic cost.............................         6.00%              6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost).....................................         6.75%              8.50%

        (1) For pension plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. The decrease in the expected long-term rate of return assumption in 2009 reflected the revised asset allocation strategy implemented in January 2009.

        Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $15.5 million, $17.3 million and $18.9 million for 2009, 2008 and 2007, respectively.

        The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2010, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2009 and include benefits attributable to estimated future employee service.

                                                              PENSION
                                                              BENEFITS
                                                          ----------------
                                                            (IN MILLIONS)
                               2010...................... $       185.7
                               2011......................         194.1
                               2012......................         195.7
                               2013......................         194.7
                               2014......................         194.1
                               Years 2015-2019...........         947.9

        AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), a direct wholly owned subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding Units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding Units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding Units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $221.1 million, $133.1 million and $289.1 million for 2009, 2008 and 2007, respectively. As further described in Note 13, the cost of the 2009 awards made in the form of restricted Holding Units was measured, recognized, and disclosed as a share-based compensation program.


13)     SHARE-BASED COMPENSATION AND OTHER COMPENSATION PROGRAMS

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $78.4 million, $33.8 million and $81.2 million for share-based payment arrangements as further described herein.

        Performance Units. On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4.3 million and equity settlements of the remainder with approximately 46,615 restricted AXA ADRs for aggregate value of approximately $0.8 million.

        On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on the last day of the vesting period. For 2009, the Company recognized compensation expense of approximately $4.6 million in respect of the March 20, 2009 grant of performance units.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        For 2009, 2008 and 2007, the Company recognized compensation costs of $4.6 million, $5.5 million and $11.6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards are, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2009 and 2008 was $17.5 million and $17.3 million, respectively. Approximately 718,754 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing one-half of the award granted on March 31, 2009.

        Option Plans. On March 20, 2009, approximately 1.7 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 10.00 Euros. Approximately 1.4 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.3 million have a four-year cliff vesting term. In addition, approximately 0.2 million of the total options awarded on March 20, 2009 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between March 20, 2009 and March 20, 2013. All of the options granted on March 20, 2009 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $3.7 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2009, the expense associated with the March 20, 2009 grant of options was approximately $1.4 million.

        On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding Units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $22.9 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding Units generally vest ratably over a five year period.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). The aggregate number of AllianceBernstein Holding Units subject to options granted or otherwise awarded under its long-term incentive compensation plans, may not exceed 41.0 million. At December 31, 2009, approximately 19.6 million options to purchase AllianceBernstein Holding Units and 15.2 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum.

        A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2009 follows:

                                                                     Options Outstanding
                           ------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------   ------------------------------   ---------------------------------
                                                Weighted                          Weighted                           Weighted
                               Number           Average             Number         Average          Number            Average
                             Outstanding        Exercise         Outstanding       Exercise       Outstanding         Exercise
                            (In Millions)        Price          (In Millions)       Price        (In Millions)         Price
                           --------------    ---------------   --------------   -------------   ---------------  ----------------
Options outstanding at
   January 1, 2009........          13.8     (euro)    26.54           12.3      $     20.40             6.7     $        66.11
Options granted...........           2.1     (euro)    10.78             .2      $     12.00             6.6     $        17.06
Options exercised.........            .3     (euro)     -              (1.0)     $     16.01             -       $         -
Options forfeited, net....          (1.2)    (euro)    27.06            (.6)     $     26.74            (0.9)    $        45.09
Options expired...........           -                                  -                                (.3)    $        30.21
                           --------------                     ---------------                   ---------------
Options Outstanding at
   December 31, 2009......          15.0     (euro)    23.75           10.9      $     19.95            12.1     $        41.79
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -                        $     64.4                      $         -
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.92                               3.18                               -
                           ==============                     ===============                   ===============
Options Exercisable at
   December 31, 2009......           6.2     (euro)    24.85           10.9      $     19.4              2.8     $        51.91
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -(2)                     $     64.0                      $         -(2)
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           5.54                               3.16                             2.9
                           ==============                     ===============                   ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2009 of the respective underlying shares over the strike prices of the option awards.

        (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2009 was $15.8 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2009, 2008 and 2007 were $7.7 million, $43.5 million and $141.4 million, respectively, resulting in amounts currently deductible for tax purposes of $2.7 million, $14.6 million and $48.0 million, respectively, for the periods then ended. In 2009, 2008 and 2007, windfall tax benefits of approximately $2.3 million, $10.0 million and $34.3 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2009, AXA Financial held 1.3 million AXA ADRs in treasury at a weighted average cost of approximately $25.38 per ADR, of which approximately 1.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. These call options expired on November 23, 2009. During 2009, AXA Financial utilized approximately 1.0 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2009, 2008 and 2007, respectively.

                                                 AXA Ordinary Shares               AllianceBernstein Holding Units
                                           ---------------------------------   ----------------------------------------
                                             2009       2008        2007           2009          2008         2007
                                           --------   ---------   ----------   ------------   ----------   ------------

        Dividend yield....................  10.69%      7.12%       4.10%         5.2-6.1%        5.4%       5.6-5.7%

        Expected volatility...............   57.5%      34.7%       27.5%          0-44.6%       29.3%     27.7-30.8%

        Risk-free interest rates..........   2.74%      4.19%       4.40%         1.6-2.1%        3.2%       3.5-4.9%

        Expected life in years............    5.5        6.0         5.5          6.0-6.5         6.0        6.0-9.5

        Weighted average fair value per
          option at grant date............ $ 2.57     $ 5.70      $ 9.61       $     3.52     $ 10.85      $   15.96

        For 2009, 2008 and 2007, the Company recognized compensation costs for employee stock options of $20.2 million, $27.0 million, and $38.8 million, respectively. As of December 31, 2009, approximately $53.5 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 4.2 years.

        Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding Units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding Units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

        In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding Units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding Units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding Unit awards was approximately $256.6 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Holding Unit. These Holding Units vest ratably over a 5-year period and are subject to accelerated vesting.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $44.6 million, $6.1 million and $8.6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2009, approximately 12.5 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2009, approximately $236.6 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.9 years.

        The following table summarizes unvested restricted AXA ADR activity for 2009.

                                                                  Weighted
                                                 Shares of        Average
                                                Restricted       Grant Date
                                                   Stock         Fair Value
                                              --------------   ---------------

        Unvested as of January 1, 2009.......      461,102      $      31.92
        Granted..............................       63,088      $      12.30
        Vested...............................      118,626      $      22.31
        Forfeited............................        1,079
                                              --------------
        Unvested as of December 31, 2009.....      404,485      $      31.74
                                              ==============

        Restricted AXA ADRs vested in 2009, 2008 and 2007 had aggregate vesting date fair values of approximately $1.5 million, $3.3 million and $7.0 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $5.6 million.

        Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(0.5) million, $(5.5) million and zero for 2009, 2008 and 2007, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2009 and 2008 was $0.7 million and $1.2 million, respectively. At December 31, 2009, 133,266 tandem SARs/NSOs were outstanding, for which the SARs component had maximum value of $2.0 million. Approximately 80% of these tandem SARs/NSOs expired on February 16, 2010, with the remainder to expire in third quarter 2010. During 2009, 2008 and 2007, respectively, approximately 11,368, 0.7 million and 0.4 million of these awards were exercised at an aggregate cash-settlement value of $0.1 million, $9.2 million and $7.2 million.

        SARs. On March 20, 2009, 129,722 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 10.00 Euros as of the date of exercise. At December 31, 2009, 731,959 million SARs were outstanding, having weighted average remaining contractual term of 8.0 years. The accrued value of SARs at December 31, 2009 and 2008 was $1.1 million and $0.4 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2009, 2008 and 2007, the Company recorded compensation expense for SARs of $0.7 million, $(2.3) million and $1.0 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        AXA Shareplan. In 2009, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to reserve a subscription to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2009. Similar to the AXA Shareplan programs previously offered in 2001 through 2008, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price of $22.06 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at the same formula discounted price on a leveraged basis with a guaranteed return of initial investment plus a variable percentage of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $7.0 million in 2009, $1.1 million in 2008 and $27.7 million in 2007 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2009, 2008 and 2007 primarily invested under Investment Option B for the purchase of approximately 5.5 million, 6.5 million and
        5.3 million AXA ordinary shares, respectively.

        AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2009, 2008 and 2007, respectively, AXA Financial Group recognized compensation expense of approximately $1.8 million, $1.9 million and $5.4 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

14)     NET INVESTMENT (LOSS) INCOME AND INVESTMENT GAINS (LOSSES), NET

        The following table breaks out Net investment (loss) income by asset category:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,582.3        $    1,668.6       $    1,728.5
        Mortgage loans on real estate......................         231.3               251.7              233.5
        Equity real estate.................................           5.7                11.7               14.2
        Other equity investments...........................         (67.8)             (110.9)             236.6
        Policy loans.......................................         238.3               251.3              255.9
        Short-term investments.............................          20.5                30.8               55.1
        Derivative investments.............................      (3,079.4)            7,302.1               86.6
        Broker-dealer related receivables..................          14.8                65.5              234.6
        Trading securities.................................         137.2              (343.5)              29.5
        Other investment income............................          14.2                27.9               51.7
                                                            -----------------   ----------------   -----------------
          Gross investment (loss) income...................        (902.9)            9,155.2            2,926.2

        Investment expenses................................         (73.2)              (64.7)             (78.1)
        Interest expense...................................          (4.4)              (36.5)            (194.4)
                                                            -----------------   ----------------   -----------------

        Net Investment (Loss) Income.......................  $     (980.5)       $    9,054.0       $    2,653.7
                                                            =================   ================   =================

        For 2009, 2008 and 2007, respectively, Net investment (loss) income from derivatives included $(1,769.1) million, $6,622.6 million and $16.4 million of realized (losses) gains on contracts closed during those periods and $(1,310.3) million, $679.5 million and $70.2 million of unrealized (losses) gains on derivative positions at each respective year end.

        Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $        (2.5)      $     (367.3)      $      (55.6)
        Mortgage loans on real estate......................            -                  2.3                7.8
        Equity real estate.................................            (.1)              (1.6)               7.3
        Other equity investments...........................           53.3               11.5               16.9
        Other(1)...........................................            3.0               16.6               16.4
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $        53.7       $     (338.5)      $       (7.2)
                                                            =================   ================   =================

        (1) In 2008 and 2007, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million and $15.5 million for 2008 and 2007, respectively. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2009, no gain or loss was recorded on these transactions.

        Writedowns of fixed maturities were $163.4 million, $285.9 million and $79.0 million in 2009, 2008 and 2007, respectively. There were no writedowns of mortgage loans on real estate in 2009, 2008 and 2007. There were no writedowns of equity real estate in 2009, 2008 and 2007.

        For 2009, 2008 and 2007, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $2,900.7 million, $324.4 million and $1,554.6 million. Gross gains of $319.5 million, $3.3 million and $12.6 million and gross losses of $127.8 million, $94.5 million and $20.3 million were realized on these sales in 2009, 2008 and 2007, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2009, 2008 and 2007 amounted to $2,353.4 million, $(2,525.8) million and $(376.4) million, respectively.

        For 2009, 2008 and 2007, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $39.5 million, $47.7 million and $52.7 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, Attributable to AXA Equitable,
          beginning of year................................ $     (1,270.8)     $       103.6      $       282.2
        Changes in unrealized investment gains
          (losses) on investments..........................        2,494.0           (2,608.8)            (380.5)
        Impact of unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................           58.2             (163.7)              24.8
            DAC............................................         (578.4)             582.0               83.5
            Deferred income tax (expense) benefit..........         (704.6)             746.2              103.4
                                                            -----------------   ----------------   -----------------
        Total..............................................           (1.6)          (1,340.7)             113.4
        Less: Changes in unrealized investment (gains)
          losses attributable to noncontrolling interest...          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $       (67.8)      $    (1,270.8)     $       103.6
                                                           =================   ================   =================

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities............................... $         33.0      $    (2,450.4)     $       155.5
            Other equity investments.......................            8.5               (2.1)               0.8
                                                            -----------------   ----------------   -----------------
              Total........................................           41.5           (2,452.5)             156.3
          Impact of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................          (70.4)            (128.6)              35.1
            DAC............................................          (23.3)             555.1              (26.9)
            Deferred income tax (expense) benefit .........           (0.6)             704.0              (42.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................          (52.8)          (1,322.0)             122.3
        Less: (Income) loss attributable to
          noncontrolling interest..........................          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $        (67.8)     $    (1,270.8)     $       103.6
                                                            =================   ================   =================

15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:
          Current (benefit) expense .......................  $       (81.1)      $     (319.7)      $      464.0
          Deferred (benefit) expense.......................       (1,191.0)           2,010.2              288.5
                                                            -----------------   ----------------   -----------------
        Total..............................................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax (benefit) expense..............  $    (1,077.5)      $    1,885.1       $      937.5
        Noncontrolling interest............................         (104.8)            (132.3)            (227.3)
        Separate Accounts investment activity..............          (71.6)             (66.5)             (52.0)
        Non-taxable investment (loss) income...............          (26.9)              26.1              (21.7)
        Adjustment of tax audit reserves...................           (7.4)               9.9               21.5
        State income taxes.................................           11.6               20.5               50.2
        AllianceBernstein Federal and foreign taxes........            6.3              (53.3)              40.2
        Other..............................................           (1.8)               1.0                4.1
                                                            -----------------   ----------------   -----------------
        Income Tax (Benefit) Expense.......................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2009                  December 31, 2008
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $     438.0      $        -        $      297.1      $       -
        Reserves and reinsurance...............          -               878.7               -            1,465.8
        DAC....................................          -             2,307.6               -            2,209.5
        Unrealized investment losses...........         40.2               -               683.6              -
        Investments............................          -               584.7               -              722.2
        Other..................................         67.0               -                 -               47.0
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     545.2      $    3,771.0      $      980.7      $   4,444.5
                                                ===============  ================  ===============   ===============

        The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2009, $534.4 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $88.1 million would need to be provided if such earnings were remitted.

        At December 31, 2009, the total amount of unrecognized tax benefits was $599.9 million, of which $425.5 million would affect the effective rate and $174.4 million was temporary in nature. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million, of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2009 and 2008 were $81.0 million and $77.3 million, respectively. Tax (benefit) expense for 2009, 2008 and 2007, respectively, reflected $3.7 million, $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                    2009               2008               2007
                                                              ----------------   ----------------   ----------------
                                                                                   (IN MILLIONS)
       Balance at January 1...............................    $         428.6    $         343.6    $         325.2
       Additions for tax positions of prior years.........              146.2               81.3               19.2
       Reductions for tax positions of prior years........              (50.2)              (4.9)              (1.5)
       Additions for tax positions of current years.......                1.3                 .9                3.4
       Reductions for tax positions of current year.......                -                  -                 (0.3)
       Settlements with tax authorities...................               (5.8)               7.7               (2.4)
                                                              ----------------   ----------------   ----------------
       Balance, December 31...............................    $         520.1    $         428.6    $         343.6
                                                              ================   ================   ================

        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by state and local tax authorities. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

        In 2009, IRS examinations for years subsequent to 2003 for the Company have been initiated. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2009 and 2008. The following tables reconcile the Earnings (losses) from discontinued operations, net of income taxes and Gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years in the period ended December 31, 2009:

                                                                          2009          2008            2007
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)

       EARNINGS (LOSSES) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $     (9.7)    $   (27.5)     $      (.1)
       Real estate held-for-sale.....................................        12.4          22.7             6.8
       Disposal of business - Enterprise.............................         -             -               1.0
                                                                      -------------  ------------   -------------
       Total.........................................................  $      2.7     $    (4.8)     $      7.7
                                                                      =============  ============   =============

       GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      -       $     6.3      $      3.2
       Disposal of business - Enterprise.............................         -             -               (.4)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      -       $     6.3      $      2.8
                                                                      =============  ============   =============

        During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $123.5 million. Proceeds on the sale that were received by Wind-up Annuities' were $319.6 million. In connection with the sale, Wind-up Annuities acquired a $150.0 million mortgage from the affiliate on the property sold and a $50.3 million interest in another equity real estate property from continuing operations.

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multi-manager Funds Trust, AXA Enterprise Funds Trust and The Enterprise

        Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. In 2007, $0.7 million pre-tax ($0.4 million post-tax) of severance and transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007, on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2009 and 2008, there were no impairments recorded on intangible assets associated with AXA Enterprise Fund's investment management contracts based upon fair value. At December 31, 2009 and 2008, there were no assets or liabilities related to these operations.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, and which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established. Due to the significant decline in in-force business, at December 31, 2009 the remaining assets and liabilities of the Wind-up Annuities were consolidated into the Company's consolidated balance sheet on a line-by-line basis.

        The Company evaluates the need for an allowance for future losses quarterly; the process involved comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment was required. Investment and benefit cash flow projections were updated annually as part of the Company's annual planning process. If the Company's analysis in any given period indicates that an allowance for future losses was not necessary, any current period Wind-up Annuities' operating losses or earnings were recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2009, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involved numerous estimates and subjective judgments regarding the expected performance of invested assets held for the Wind-up Annuities' business and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, the establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                  2009(1)                2008
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $530.5 and $661.8)..............................  $      543.5         $      602.1
        Mortgage loans on real estate........................................         150.4                  1.2
        Equity real estate...................................................          92.2                162.2
        Other invested assets................................................          84.4                  1.3
                                                                              -----------------    -----------------
          Total investments..................................................         870.5                766.8
        Other assets.........................................................            .5                 77.1
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      871.0         $      843.9
                                                                              =================    =================

        Policyholders liabilities............................................  $      705.1         $      723.4
        Other liabilities....................................................         165.9                120.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      871.0         $      843.9
                                                                              =================    =================

        (1) Amounts are now included in the consolidated balance sheet at December 31, 2009 on a line-by-line basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $10.2, $19.3 and $19.6)..............  $        60.0       $       64.0       $       64.9
        Investment (losses) gains, net:
          Total OTTI losses................................           (5.1)              (5.6)              (8.6)
          Portion of loss recognized in other
             comprehensive income..........................            -                  -                  -
                                                            -----------------   ----------------   -----------------
               Net impairment losses recognized............           (5.1)              (5.6)              (8.6)
          Other investment (losses) gains, net.............           (1.3)                .8                7.8
                                                            -----------------   ----------------   -----------------
                 Total investment losses, net..............           (6.4)              (4.8)               (.8)
                                                            -----------------   ----------------   -----------------
        Policy fees, premiums and other income.............           (2.8)                .1                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           50.8               59.3               64.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           69.2              101.7               80.0
        Losses charged to the
          allowance for future losses......................            -                  -                (15.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (18.4)             (42.4)               (.1)

        Income tax benefit ................................            8.7               14.9                -
                                                            -----------------   ----------------   -----------------

        Losses from Wind-up Annuities......................  $        (9.7)      $      (27.5)      $        (.1)
                                                            =================   ================   =================

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments........... $          9.2      $    (1,322.0)     $       122.3
        Defined benefit pensions plans.....................         (967.9)            (964.8)            (371.5)
        Impact of implementing new accounting guidance,
          net of taxes.....................................          (62.0)               -                  -
                                                            -----------------   ----------------   -----------------
        Total accumulated other
          comprehensive loss...............................       (1,020.7)          (2,286.8)            (249.2)
        Accumulated other comprehensive (income) loss
          attributable to noncontrolling interest..........          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Accumulated Other Comprehensive Loss Attributable
          to AXA Equitable................................. $     (1,035.7)     $    (2,235.6)     $      (267.9)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period..................................... $      2,391.1      $    (2,533.5)     $      (357.8)
          (Gains) losses reclassified into net (loss)
            earnings during the period.....................         (164.9)              75.3               22.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......        2,556.0           (2,608.8)            (380.5)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................       (1,224.8)           1,164.5              211.7
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses),
          net of adjustments...............................        1,331.2           (1,444.3)            (168.8)
        Change in defined benefits pension plans...........           (3.1)            (593.3)              78.0
                                                            -----------------   ----------------   -----------------
        Total other comprehensive income (loss),
          net of income taxes..............................        1,328.1           (2,037.6)             (90.8)
        Other comprehensive (income) loss
          attributable to noncontrolling interest..........          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Other Comprehensive Income (Loss)
          Attributable to AXA Equitable.................... $      1,261.9      $    (1,967.7)     $      (100.6)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2009, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2010-2014 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2010 and the four successive years are $203.9 million, $205.2 million, $212.5 million, $218.8 million, $210.7 million and $2,243.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2010 and the four successive years is $8.4 million, $5.4 million, $4.0 million, $3.9 million, $3.6 million and $9.4 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2010 and the four successive years is $0.6 million, $0.5 million, $0.4 million, $0.2 million, $0.1 million and zero thereafter.

        Restructuring
        -------------

        As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009                2008               2007
                                                            ------------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.......................... $        59.6      $        30.7      $        18.3
        Additions  .........................................          79.1               67.9               24.9
        Cash payments ......................................        (111.5)             (33.8)             (10.8)
        Other reductions....................................          (6.9)              (5.2)              (1.7)
                                                            ------------------  -----------------  ------------------
        Balance, End of Year ............................... $        20.3      $        59.6      $        30.7
                                                            ==================  =================  ==================

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2009, these arrangements include commitments by the Company to provide equity financing of $615.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2009. AXA Equitable had $56.8 million of commitments under existing mortgage loan agreements at December 31, 2009.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2009, AllianceBernstein was not required to perform under the agreement and at December 31, 2009 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In April 2008, the plaintiffs filed a motion for class certification. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction, which was denied by the Court in February 2009. In March 2009, AXA Equitable stipulated to class certification relating to the imposition of a "cap" or "company contribution limit" on the amount it would contribute to retiree's health care costs. In June 2009, AXA Equitable filed an opposition to class certification of the claim in which plaintiffs allege that AXA Equitable improperly replaced certain health care options with purportedly inferior options. In December 2009, the Court denied the health care options class certification, allowing plaintiffs to replead. In January 2010, the plaintiffs filed a second amended complaint. The trial date is currently scheduled for June 2010.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. The resolution of the lawsuits alleging these and other claims in the past have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $311.6 million during 2010. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2009, 2008 and 2007, the Insurance Group statutory net income (loss) totaled $1,782.9 million, $(1,074.8) million and $605.8 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,838.0 million and $3,588.1 million at December 31, 2009 and 2008, respectively. In 2007, AXA Equitable paid $600.0 million in shareholder dividends; no dividends were paid in 2009 and 2008.

        At December 31, 2009, AXA Equitable, in accordance with various government and state regulations, had $84.4 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2010 will approximate $71.0 million.

        At December 31, 2009 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2009.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings and equity on a U.S. GAAP basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock.................................... $        (39.1)     $    (3,414.3)     $        71.7
        Change in AVR......................................          288.9             (808.4)            (167.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          249.8           (4,222.7)             (95.5)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (5,995.3)               3.2              415.1
          DAC..............................................          860.4           (2,089.9)             620.1
          Deferred income taxes............................        1,167.0           (4,116.6)            (677.8)
          Valuation of investments.........................         (659.3)           3,695.4                2.8
          Valuation of investment subsidiary...............         (578.9)           5,046.4              461.7
          Change in fair value of GMIB
             reinsurance contracts.........................       (2,565.9)           1,566.8                6.9
          Pension adjustment..............................            17.0            1,389.7                -
          Premiums and benefits ceded to AXA Bermuda......         5,540.8            2,846.7                -
          Issuance of surplus notes.......................             -             (1,000.0)               -
          Shareholder dividends paid......................             -                  -                600.0
          Changes in non-admitted assets...................           29.5              136.9               19.4
          Other, net.......................................          (32.4)             (12.6)            (150.3)
          U.S. GAAP adjustments for Wind-up Annuities .....         (195.5)             (16.7)              31.2
                                                            -----------------   ----------------   -----------------
        U.S. GAAP Net (Loss) Earnings ..................... $     (2,162.8)     $     3,226.6      $     1,233.6
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................ $      3,115.9      $     3,155.0      $     6,569.3
        AVR................................................          722.0              433.1            1,242.7
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,837.9            3,588.1            7,812.0
        Adjustments:
          Future policy benefits and policyholders'
             account balances..............................       (1,463.6)          (1,487.3)          (2,270.2)
          DAC..............................................        7,745.2            7,482.0            9,019.3
          Deferred income taxes............................       (3,704.9)          (4,585.1)          (1,089.3)
          Valuation of investments.........................          672.8           (2,312.5)             457.1
          Valuation of investment subsidiary...............       (1,018.9)             588.1           (4,458.3)
          Fair value of GMIB reinsurance contracts.........        2,255.8            4,821.7              124.7
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,177.5            3,495.8                -
          Non-admitted assets..............................        1,036.2            1,144.0            1,014.5
          Issuance of surplus notes........................       (1,524.9)          (1,524.9)            (524.8)
          Other, net.......................................         (152.2)             141.3               76.0
          U.S. GAAP adjustments for Wind-up Annuities......            -                 12.4                1.5
                                                            -----------------   ----------------   ------------------
        U.S. GAAP Total AXA Equitable Equity............... $     10,860.9      $    11,363.6      $    10,162.5
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2009               2008               2007
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $       336.3       $    15,075.4     $     6,903.3
       Investment Management (1)..........................         2,941.7             3,542.7           4,561.8
       Consolidation/elimination..........................           (36.0)              (76.5)            (91.4)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     3,242.0       $    18,541.6     $    11,373.7
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $55.6 million, $93.3 million and $128.9 million for 2009, 2008 and 2007, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT (LOSS) EARNINGS FROM CONTINUING                    2009                2008               2007
          OPERATIONS BEFORE INCOME TAXES:                   -----------------   -----------------  -----------------
                                                                                   (IN MILLIONS)

       Insurance..........................................   $    (3,665.7)     $     4,453.8      $     1,278.0
       Investment Management..............................           588.7              932.2            1,400.5
       Consolidation/elimination..........................            (1.7)               (.4)               -
                                                            -----------------   -----------------  -----------------
       Total (Loss) Earnings from Continuing Operations
          before Income Taxes.............................   $    (3,078.7)     $     5,385.6      $     2,678.5
                                                            =================   =================  =================

                                                                                     DECEMBER 31,
                                                                    ------------------------------------------------
                                                                             2009                     2008
                                                                    -----------------------   ----------------------
                                                                                     (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................            $    139,202.3           $    123,757.3
       Investment Management..............................                  10,770.7                 12,520.2
       Consolidation/elimination..........................                     (68.6)                   (11.2)
                                                                    -----------------------   ----------------------
       Total Assets.......................................            $    149,904.4           $    136,266.3
                                                                    =======================   ======================

        In accordance with SEC regulations, securities with a fair value of $947.9 million and $2,547.9 million have been segregated in a special reserve bank custody account at December 31, 2009 and 2008, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2009 and 2008 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2009
        ----
        Total Revenues................ $      1,320.3     $     (1,033.8)     $     1,685.1        $     1,270.4
                                       =================  =================   ==================   ==================

        Loss from Continuing
          Operations, Net of Income
          Taxes....................... $       (315.4)    $     (1,347.4)     $      (140.6)       $      (362.1)
                                       =================  =================   ==================   ==================

        Net Loss, Attributable to
          AXA Equitable............... $       (310.3)    $     (1,343.9)     $      (145.1)       $      (363.5)
                                       =================  =================   ==================   ==================

        2008
        ----
        Total Revenues................ $      3,782.6     $      2,401.3      $     3,377.7        $     8,980.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations, Net of
          Income Taxes................ $        595.6     $        505.1      $        91.6        $     2,032.8
                                       =================  =================   ==================   ==================

        Net Earnings, Attributable to
          AXA Equitable............... $        607.4     $        510.6      $        96.6        $     2,012.0
                                       =================  =================   ==================   ==================

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Incentive Life Optimizer(R)


An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2010


Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.


--------------------------------------------------------------------------------


This prospectus describes the Incentive Life Optimizer(R) policy, but is not itself a policy. The policy, which includes the policy form, the application and any applicable endorsements or riders, is the entire policy between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the policy's provisions in this prospectus is current as of the date of this prospectus; however, because certain provisions may be changed after the date of this prospectus in accordance with the policy, the description of the policy's provisions in this prospectus is qualified in its entirety by the terms of the actual policy. All optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.

Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. For information about income, estate and gift taxes in connection with life insurance policies as well as possible estate and gift tax consequences associated with the death benefits, please see the Tax information section later in this prospectus, including the information under "Estate, gift, and generation-skipping taxes".

WHAT IS INCENTIVE LIFE OPTIMIZER(R)?

Incentive Life Optimizer(R) is issued by AXA Equitable. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:




--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
o All Asset Allocation(3)                      o EQ/Calvert Socially Responsible
o American Century VP Mid Cap                  o EQ/Capital Guardian Growth
  Value Fund(3)                                o EQ/Capital Guardian Research
o AXA Aggressive Allocation(1)                 o EQ/Common Stock Index
o AXA Conservative Allocation(1)               o EQ/Core Bond Index
o AXA Conservative-Plus Allocation(1)          o EQ/Equity 500 Index
o AXA Moderate Allocation(1)                   o EQ/Equity Growth PLUS
o AXA Moderate-Plus Allocation(1)              o EQ/GAMCO Mergers and Acquisitions
o AXA Tactical Manager 400-I(3)                o EQ/GAMCO Small Company Value
o AXA Tactical Manager 500-I(3)                o EQ/Global Bond PLUS
o AXA Tactical Manager 2000-I(3)               o EQ/Global Multi-Sector Equity
o AXA Tactical Manager International-I(3)      o EQ/Intermediate Government Bond
o EQ/AllianceBernstein International(3)           Index
o EQ/AllianceBernstein Small Cap               o EQ/International Core PLUS
  Growth                                       o EQ/International Growth
o EQ/BlackRock Basic Value Equity              o EQ/JPMorgan Value Opportunities
o EQ/BlackRock International Value             o EQ/Large Cap Core PLUS
o EQ/Boston Advisors Equity Income             o EQ/Large Cap Growth Index
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS CONTINUED
--------------------------------------------------------------------------------
o EQ/Large Cap Growth PLUS                     o Invesco V.I. Small Cap Equity Fund(3)
o EQ/Large Cap Value Index                     o Ivy Funds VIP Energy(3)
o EQ/Large Cap Value PLUS                      o Ivy Funds VIP Mid Cap Growth(3)
o EQ/Lord Abbett Growth and Income             o Ivy Funds VIP Small Cap Growth(3)
o EQ/Lord Abbett Large Cap Core                o Lazard Retirement Emerging Markets
o EQ/Mid Cap Index                               Equity Portfolio(3)
o EQ/Mid Cap Value PLUS                        o MFS(R) International Value Portfolio(3)
o EQ/Money Market                              o MFS(R) Investors Growth Stock Series(3)
o EQ/Montag & Caldwell Growth                  o MFS(R) Investors Trust Series(3)
o EQ/Morgan Stanley Mid Cap Growth(2)          o Multimanager Aggressive Equity
o EQ/PIMCO Ultra Short Bond                    o Multimanager Core Bond
o EQ/Quality Bond PLUS                         o Multimanager International Equity
o EQ/Small Company Index                       o Multimanager Large Cap Core Equity
o EQ/T. Rowe Price Growth Stock                o Multimanager Large Cap Growth(4)
o EQ/UBS Growth and Income                     o Multimanager Large Cap Value
o EQ/Van Kampen Comstock                       o Multimanager Mid Cap Growth
o EQ/Wells Fargo Advantage Omega               o Multimanager Mid Cap Value
  Growth(2)                                    o Multimanager Multi-Sector Bond
o Fidelity(R) VIP Contrafund(R) Portfolio(3)   o Multimanager Small Cap Growth
o Fidelity(R) VIP Growth & Income              o Multimanager Small Cap Value
  Portfolio(3)                                 o Multimanager Technology
o Fidelity(R) VIP Mid Cap Portfolio(3)         o Mutual Shares Securities Fund(3)
o Franklin Rising Dividends Securities         o PIMCO CommodityRealReturn(R)
  Fund(3)                                        Strategy Portfolio(3)
o Franklin Small Cap Value Securities          o PIMCO Real Return Strategy Portfolio(3)
  Fund(3)                                      o PIMCO Total Return Portfolio(3)
o Franklin Strategic Income Securities         o T. Rowe Price Equity Income II(3)
  Fund(3)                                      o Templeton Developing Markets
o Goldman Sachs VIT Mid Cap Value                Securities Fund(3)
  Fund(3)                                      o Templeton Global Bond Securities
o Invesco V.I. Global Real Estate Fund(3)        Fund(3)
o Invesco V.I. International Growth            o Templeton Growth Securities Fund(3)
  Fund(3)                                      o Van Eck VIP Global Hard Assets Fund(3)
o Invesco V.I. Mid Cap Core Equity Fund(3)
--------------------------------------------------------------------------------



(1) Also referred to as an "AXA Allocation investment option" in this prospectus.

(2) This is the variable investment option's new name, effective on or about May 15, 2010, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.

(3) Available on or about May 22, 2010, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information on this new variable investment option.

(4) Please see "About the Portfolios of the Trusts" later in this prospectus regarding the planned substitution of this variable investment option.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.



                                                                 X02954/AA & ADL

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Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Optimizer(R) or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

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                           www.axa-equitable.com/green

Contents of this prospectus

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY                   1
--------------------------------------------------------------------------------
Tables of policy charges                                                     1
How we allocate charges among your investment options                        3
Changes in charges                                                           3


--------------------------------------------------------------------------------
2. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS                 4
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                            4
The minimum amount of premiums you must pay                                  4
You can guarantee that your policy will not terminate
     before a certain date                                                   5
You can elect a "paid up" death benefit guarantee                            5
You can receive an accelerated death benefit under
     the Long Term Care Services(SM) Rider                                   6
Investment options within your policy                                        6
About your life insurance benefit                                            7
Alternative higher death benefit in certain cases                            7
You can increase or decrease your insurance coverage                         8
Accessing your money                                                         9
Risks of investing in a policy                                               9

How the Incentive Life Optimizer(R) variable life insurance
     policy is available                                                     9



--------------------------------------------------------------------------------
3. WHO IS AXA EQUITABLE?                                                    10
--------------------------------------------------------------------------------
How to reach us                                                             10
About our Separate Account FP                                               11
Your voting privileges                                                      11


--------------------------------------------------------------------------------
4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                       12
--------------------------------------------------------------------------------
Portfolios of the Trusts                                                    12


--------------------------------------------------------------------------------
5. DETERMINING YOUR POLICY'S VALUE                                          20
--------------------------------------------------------------------------------
Your policy account value                                                   20


----------------------


"We," "our" and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life Optimizer(R) anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.


                                                  Contents of this prospectus  i

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--------------------------------------------------------------------------------
6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                     21
--------------------------------------------------------------------------------
Transfers you can make                                                      21
How to make transfers                                                       21
Our automatic transfer service                                              21
Our asset rebalancing service                                               22


--------------------------------------------------------------------------------
7. ACCESSING YOUR MONEY                                                     23
--------------------------------------------------------------------------------
Borrowing from your policy                                                  23
Loan extension (for guideline premium test policies only)                   24
Making withdrawals from your policy                                         25
Surrendering your policy for its net cash surrender value                   25
Your option to receive a terminal illness living benefit                    25


--------------------------------------------------------------------------------
8. TAX INFORMATION                                                          26
--------------------------------------------------------------------------------
Basic income tax treatment for you and your beneficiary                     26
Tax treatment of distributions to you (loans, partial
     withdrawals, and full surrender)                                       26
Tax treatment of living benefits rider or
     Long Term Care Services(SM) Rider
     under a policy with the applicable rider                               27
Business and employer owned policies                                        28
Requirement that we diversify investments                                   28
Estate, gift, and generation-skipping taxes                                 28
Pension and profit-sharing plans                                            29
Split-dollar and other employee benefit programs                            29
ERISA                                                                       29
Our taxes                                                                   29
When we withhold taxes from distributions                                   29
Possibility of future tax changes and other tax information                 30


--------------------------------------------------------------------------------
9. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS                      31
--------------------------------------------------------------------------------
Guarantee premium test for the no-lapse guarantee                           31
Paid up death benefit guarantee                                             31
Other benefits you can add by rider                                         32
Customer loyalty credit                                                     35

Variations among Incentive Life Optimizer(R) policies                       36

Your options for receiving policy proceeds                                  36
Your right to cancel within a certain number of days                        36


--------------------------------------------------------------------------------
10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                           37
--------------------------------------------------------------------------------
Deducting policy charges                                                    37
Charges that the Trusts deduct                                              40


--------------------------------------------------------------------------------
11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY             41
--------------------------------------------------------------------------------
Dates and prices at which policy events occur                               41
Policy issuance                                                             41
Ways to make premium and loan payments                                      42
Assigning your policy                                                       42
You can change your policy's insured person                                 42
Requirements for surrender requests                                         43
Gender-neutral policies                                                     43
Future policy exchanges                                                     43


--------------------------------------------------------------------------------
12. MORE INFORMATION ABOUT OTHER MATTERS                                    44
--------------------------------------------------------------------------------
About our general account                                                   44
Transfers of your policy account value                                      44
Telephone and Internet requests                                             45
Suicide and certain misstatements                                           46
When we pay policy proceeds                                                 46
Changes we can make                                                         46
Reports we will send you                                                    46
Distribution of the policies                                                47
Legal proceedings                                                           48


--------------------------------------------------------------------------------
13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE           49
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14. PERSONALIZED ILLUSTRATIONS                                              50
--------------------------------------------------------------------------------
Illustrations of policy benefits                                            50


--------------------------------------------------------------------------------
APPENDIX I -- HYPOTHETICAL ILLUSTRATIONS                                   I-1
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
Statement of Additional Information -- Table of contents
--------------------------------------------------------------------------------

ii  Contents of this prospectus


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Contents of this Prospectus (Cont'd.)


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SUMMARY PROSPECTUSES FOR THE PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ
   ADVISORS TRUST
--------------------------------------------------------------------------------
AXA Aggressive Allocation                                          AAA 1-3
AXA Conservative Allocation                                        ACA 1-3
AXA Conservative-Plus Allocation                                  ACPA 1-3
AXA Moderate Allocation                                            AMA 1-3
AXA Moderate-Plus Allocation                                      AMPA 1-3
Multimanager Aggressive Equity                                    MMAE 1-4
Multimanager Core Bond                                            MMCB 1-4
Multimanager International Equity                                 MMIE 1-4
Multimanager Large Cap Core Equity                              MMLCCE 1-4
Multimanager Large Cap Growth                                    MMLCG 1-3
Multimanager Large Cap Value                                     MMLCV 1-4
Multimanager Mid Cap Growth                                      MMMCG 1-4
Multimanager Mid Cap Value                                       MMMCV 1-4
Multimanager Multi-Sector Bond                                    MMSB 1-4
Multimanager Small Cap Growth                                    MMSCG 1-4
Multimanager Small Cap Value                                     MMSCV 1-4
Multimanager Technology                                            MMT 1-4
All Asset Allocation                                              EQAA 1-4
AXA Tactical Manager 2000-I                                     ATM2KI 1-3
AXA Tactical Manager 400-I                                     ATM400I 1-3
AXA Tactical Manager 500-I                                     ATM500I 1-3
AXA Tactical Manager International-I                           ATMINTI 1-4
EQ/AllianceBernstein International                               EQABI 1-3
EQ/AllianceBernstein Small Cap Growth                           EQASCG 1-3
EQ/BlackRock Basic Value Equity                                  EQBBV 1-3
EQ/BlackRock International Value                                EQBINT 1-3
EQ/Boston Advisors Equity Income                                EQBAEI 1-3
EQ/Calvert Socially Responsible                                  EQCSR 1-4
EQ/Capital Guardian Growth                                       EQCGG 1-3
EQ/Capital Guardian Research                                     EQCGR 1-3
EQ/Common Stock Index                                            EQCTI 1-3
EQ/Core Bond Index                                               EQCBI 1-3
EQ/Equity 500 Index                                             EQ500I 1-3
EQ/Equity Growth PLUS                                            EQEGP 1-4
EQ/GAMCO Mergers and Acquisitions                                EQGMA 1-4
EQ/GAMCO Small Company Value                                    EQGSCV 1-3
EQ/Global Bond PLUS                                              EQGBP 1-4
EQ/Global Multi-Sector Equity                                   EQGMSE 1-4
EQ/Intermediate Government Bond Index                           EQIGBI 1-3
EQ/International Core PLUS                                       EQICP 1-4
EQ/International Growth                                           EQIG 1-3
EQ/JPMorgan Value Opportunities                                 EQJPMV 1-3
EQ/Large Cap Core PLUS                                          EQLCCP 1-4
EQ/Large Cap Growth Index                                       EQLCGI 1-3
EQ/Large Cap Growth PLUS                                        EQLCGP 1-4
EQ/Large Cap Value Index                                        EQLCVI 1-3
EQ/Large Cap Value PLUS                                         EQLCVP 1-4
EQ/Lord Abbett Growth and Income                                EQLAGI 1-3
EQ/Lord Abbett Large Cap Core                                   EQLALC 1-3
EQ/Mid Cap Index                                                 EQMCI 1-3
EQ/Mid Cap Value PLUS                                           EQMCVP 1-4


                                     Contents of this Prospectus (Cont'd.)  ii-a


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EQ/Money Market                                                   EQMM 1-3
EQ/Montag & Caldwell Growth                                      EQMCG 1-3
EQ/Morgan Stanley Mid Cap Growth                                 EQMSG 1-3
EQ/PIMCO Ultra Short Bond                                        EQPUS 1-3
EQ/Quality Bond PLUS                                             EQQBP 1-4
EQ/Small Company Index                                           EQSCI 1-3
EQ/T.Rowe Price Growth Stock                                     EQTGS 1-3
EQ/UBS Growth and Income                                         EQUGI 1-3
EQ/Van Kampen Comstock                                           EQVKC 1-3
EQ/Wells Fargo Advantage Omega Growth                           EQWFAO 1-3


ii-b  Contents of this Prospectus (Cont'd.)


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An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.



                                           PAGE
   Administrative Office                     10
   age                                       42
   Allocation Date                            6
   alternative death benefit                  7
   amount at risk                            38
   anniversary                               41
   assign; assignment                        42
   automatic transfer service                21
   AXA Equitable                             10
   AXA Equitable Access Account              36
   AXA Financial, Inc.                       10
   basis                                     27
   beneficiary                               36
   business day                              41
   Cash Surrender Value                      23
   Code                                      26
   collateral                                23
   cost of insurance charge                  38
   cost of insurance rates                   38
   customer loyalty credit                   35
   day                                       41
   default                                    4
   disruptive transfer activity              44
   face amount                                7
   grace period                               5
   guaranteed interest option                 6
   guarantee premium                          5
   Guaranteed Interest Account                6
   Incentive Life Optimizer               cover
   insured person                         cover
   Internet                                  10
   investment funds                           6
   investment option                      cover
   investment start date                     42
   issue date                                42
   lapse                                      4
   loan extension                            24
   loan, loan interest                       23
   Long Term Care Services(SM) Rider          2
   market timing                             44
   modified endowment contract               26
   Money Market Lock-in Period                6
   month, year                               41
   monthly deduction                          3
   net cash surrender value                  25
   net policy account value                  20
   no-lapse guarantee                         5
   Option A, B                                7
   our                                        i
   owner                                      i
   paid up                                   26
   paid up death benefit guarantee            5
   partial withdrawal                        25
   payment option                            36
   planned initial premium                    4
   planned periodic premium                   4
   policy                                 cover
   policy account value                      20
   Portfolio                              cover
   premium payments                           4
   prospectus                             cover
   rebalancing                               22
   receive                                   41
   restore, restoration                       5
   riders                                     4
   SEC                                    cover
   Separate Account FP                       11
   state                                      i
   subaccount                                11
   surrender                                 25
   surrender charge                           1
   target premium                             2
   transfers                                 21
   Trusts                                 cover
   units                                     20
   unit values                               20
   us                                         i
   variable investment option             cover
   we                                         i
   withdrawal                                25
   you, your                                  i


                                          An index of key words and phrases  iii


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1.  Risk/benefit summary: Charges and expenses you will pay


--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. ALL CHARGES ARE SHOWN ON A GUARANTEED MAXIMUM BASIS. THE CURRENT CHARGES MAY BE LOWER THAN THE GUARANTEED MAXIMUM FOR CERTAIN CHARGES.(1)


-----------------------------------------------------------------------------------------------------------------------------------
                                                     TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------------------------
 CHARGE                         WHEN CHARGE IS DEDUCTED          MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                 From each premium                6% of each premium(2)
-----------------------------------------------------------------------------------------------------------------------------------
SURRENDER (TURNING IN) OF      Upon surrender                   Initial surrender charge per $1,000 of initial base policy face
YOUR POLICY DURING ITS FIRST                                    amount or per $1,000 of requested base policy face amount
10 YEARS OR THE FIRST 10                                        increase:(4)
YEARS AFTER YOU HAVE
REQUESTED AN INCREASE IN                                        Highest: $46.10
YOUR POLICY'S FACE                                              Lowest: $8.90
AMOUNT(3)(5)                                                    Representative: $16.87(6)
-----------------------------------------------------------------------------------------------------------------------------------
REQUEST A DECREASE IN YOUR     Effective date of the decrease   A pro rata portion of the charge that would apply to a full
POLICY'S FACE AMOUNT(3)                                         surrender at the time of the decrease.
-----------------------------------------------------------------------------------------------------------------------------------
TRANSFERS AMONG                Upon transfer                    $25 per transfer.(7)
INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
                           PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
CHARGE                        WHEN CHARGE IS DEDUCTED        MAXIMUM AMOUNT THAT MAY BE DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(3)(8)   Monthly                        (1)    Policy Year         Amount deducted
                                                                    -----------         ---------------
                                                                    1                   $15(9)
                                                                    2+                  $10(9)

                                                                                             plus
                                                             (2)   Charge per $1,000 of the initial base policy face amount and any requested base policy face amount increase that exceeds the highest previous face amount:
                                                                   Policy Years 1-10 (and any 10 year period following a face amount increase):
                                                                   Highest: $0.30
                                                                   Lowest: $0.06
                                                                   Representative: $0.07(6)
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE             Monthly                        Charge per $1,000 of the amount for which we are at risk:(11)
CHARGE(3)(8)(10)
                                                             Highest: $83.34
                                                             Lowest: $0.02
                                                             Representative: $0.09(12)
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK    Monthly                                                   Annual % of your value
CHARGE                                                       Policy Year                in our variable investment options
                                                             -----------                ----------------------------------
                                                             1-10                       1.00%
                                                             11+                        0.50%
------------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(13)      On each policy anniversary     1% of loan amount.
                              (or on loan termination, if
                              earlier)
------------------------------------------------------------------------------------------------------------------------------------

1 Risk/benefit summary: Charges and expenses you will pay


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
------------------------------------------------------------------------------------------------------------------------------------
                           PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES        WHEN CHARGE IS DEDUCTED           MAXIMUM AMOUNT THAT MAY BE DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
CHILDREN'S TERM INSURANCE     Monthly (while the rider is       Charge per $1,000 of rider benefit amount:
                              in effect)
                                                                $ 0.50
------------------------------------------------------------------------------------------------------------------------------------
DISABILITY DEDUCTION          Monthly (while the rider is       Percentage of all other monthly charges:
WAIVER(3)                     in effect)
                                                                Highest: 132%
                                                                Lowest: 7%
                                                                Representative: 12%(12)
------------------------------------------------------------------------------------------------------------------------------------
DISABILITY PREMIUM            Monthly (while the rider is       Charge for disability premium waiver per $1,000 of benefit for
WAIVER(3)                     in effect)                        which such rider is purchased:(14)

                                                                  Initial base policy face amount:(15)
                                                                  Highest: $0.60
                                                                  Lowest: $0.02
                                                                  Representative: $0.07(12)

                                                                  Children's term insurance:
                                                                  Highest: $0.03
                                                                  Lowest: $0.01
                                                                  Representative: $0.01(12)

                                                                  Long Term Care Services(SM) Rider:
                                                                  Highest: $0.02
                                                                  Lowest: $0.0009
                                                                  Representative: $0.003(12)

                                                                  Option to purchase additional insurance:
                                                                  Highest: $0.07
                                                                  Lowest: $0.02
                                                                  Representative: $0.03(12)
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM CARE SERVICES(SM)   Monthly (while the rider is       Charge per $1,000 of the amount for which we are at risk:(16)
RIDER(3)                      in effect)
                                                                Highest: $1.18
                                                                Lowest: $0.08
                                                                Representative: $0.22(17)
------------------------------------------------------------------------------------------------------------------------------------
OPTION TO PURCHASE            Monthly (while the rider is       Charge per $1,000 of rider benefit amount:
ADDITIONAL INSURANCE(3)       in effect)
                                                                Highest: $0.17
                                                                Lowest:  $0.04
                                                                Representative: $0.16(17)
------------------------------------------------------------------------------------------------------------------------------------
CASH VALUE PLUS RIDER         Upon payment of initial           One-time charge of $250
                              premium
------------------------------------------------------------------------------------------------------------------------------------
ADDING A LIVING BENEFITS      At the time of the transaction    $100 (if elected after policy issue)
RIDER
------------------------------------------------------------------------------------------------------------------------------------
EXERCISE OF OPTION TO         At the time of the transaction    $ 250
RECEIVE A "LIVING BENEFIT"
------------------------------------------------------------------------------------------------------------------------------------

(1) For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospec tus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).


(2) Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. If your policy includes the Cash Value Plus Rider, a portion of the premium charge will be refunded upon surrender within the first three policy years.


(3) Since the charges may vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

(4) If your policy includes the Cash Value Plus Rider, the surrender charges are reduced (see "Cash Value Plus Rider" in "More information about policy features and benefits" later in this prospectus).

                       Risk/benefit summary: Charges and expenses you will pay 2


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(5)  The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.

(6) This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred non-tobacco user risk class.

(7) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(8)  Not applicable after the insured person reaches age 100.

(9) Not applicable if the minimum face amount stated in your policy is $10,000. Please see "Your policy's face amount" under "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks" later in this prospectus.

(10) Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.

(11) Our amount "at risk" is the difference between the amount of death benefit and the policy account value as of the deduction date.

(12) This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.

(13) We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(14) Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, any children's term insurance, option to purchase additional insurance and/or any Long Term Care Services(SM) Rider that you have added to your policy and to any base policy face amount increases.

(15) The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(16) Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.

(17) This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.



------------------------------------------------------------------------------------------------------------
          PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2009 (expenses that are deducted          Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees and/or        ------     -------
other expenses)(1)                                                                      0.64%      4.62%
------------------------------------------------------------------------------------------------------------



(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2009 and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the AXA Tactical Manager 400-I Portfolio.



HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.


3 Risk/benefit summary: Charges and expenses you will pay


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2. Risk/benefit summary: Policy features, benefits and risks


--------------------------------------------------------------------------------


Incentive Life Optimizer(R) is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.


Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.


SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Optimizer(R) policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Optimizer(R) policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Optimizer(R) policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).


--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured's 100th birthday, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:


                   Risk/benefit summary: Policy features, benefits and risks   4


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o   you have paid sufficient premiums to maintain the no-lapse guarantee, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

o you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

o you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value. (see "You can elect a "paid up" death benefit guarantee" below); or

o   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

--------------------------------------------------------------------------------
Your policy will terminate if you don't pay enough premiums (i) to pay the charges we deduct or (ii) to maintain the no-lapse guarantee that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.


RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. The no-lapse guarantee will not be restored after the policy terminates.


YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. We call this guarantee against termination our "no-lapse guarantee." The length of your policy's guarantee period will range from 5 to 20 years depending on the insured's age when we issue the policy. Under the No Lapse Guarantee provision, the policy is guaranteed not to lapse during a no lapse guarantee period of 20 years for issue ages 0-55, the number of years to attained age 75 for issue ages 56-69, and 5 years for issue ages 70 and over. In some states, this guarantee may be referred to by a different name.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

o You have satisfied the "guarantee premium test" (discussed in "guarantee premium test for the no-lapse guarantee" under "More information about policy benefits" later in this prospectus); and

o Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this guarantee.

--------------------------------------------------------------------------------
If you pay at least certain prescribed amounts of premiums, and any outstanding policy loan and accrued loan interest do not exceed the policy account value, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE


Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services(SM) Rider at any time.


The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest, exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guaran-


5  Risk/benefit summary: Policy features, benefits and risks


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tee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.


YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES(SM) RIDER

In states where approved and subject to our underwriting guidelines, the Long Term Care Services(SM) Rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. If you are purchasing this policy through an option to purchase additional insurance under another policy, or a conversion from a term life policy or term rider, you cannot add the Long Term Care Services(SM) Rider. You can add this rider to policies with a face amount of at least $100,000 which are not issued as a result of an option to purchase additional insurance election or a conversion from a term life policy or term rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.



INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). However, if we have not received all necessary requirements for your policy as of the Issue Date, the Money Market Lock-In Period will begin on the date we receive all necessary requirements to put the policy in force at our Administrative Office. On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.


You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.


The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 777-6510. We may add or delete variable investment options or Portfolios at any time.


If you elect the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated


                   Risk/benefit summary: Policy features, benefits and risks   6


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to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
We will pay at least 2% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT



YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Optimizer(R) policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. Generally, $100,000 is the minimum amount of coverage you can request. If you have elected the Cash Value Plus Rider, the minimum face amount is $1 million. If you are exercising the option to purchase additional insurance under another policy, or a conversion from certain term life policies or term riders, the minimum face amount is $25,000. For: 1) policies that exceed our disability deduction waiver or disability premium waiver maximum coverage limit 2) face amount increases issued on a less favorable underwriting basis than the base policy 3) policy owners of certain discontinued AXA Equitable variable life products where a requested increase in coverage involves the issuance of an additional variable life policy or 4) face amount increases on a 1980 CSO product issued on a less favorable underwriting basis than the base policy, the minimum face amount is $10,000.


--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. (See "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus.)
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

o Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy face amount;

                                   -- or --

o Option B -- THE FACE AMOUNT PLUS THE "POLICY ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your "policy account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Policy account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or
Option B death benefit you have selected.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 AGE*   40 AND UNDER      45      50      55      60         65
   %    250%              215%    185%    150%    130%       120%

        70      75-90     91      92      93      94-Over
   %    115%    105%      104%    103%    102%    101%
--------------------------------------------------------------------------------
*   For the then-current policy year.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year,


7  Risk/benefit summary: Policy features, benefits and risks


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reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services(SM) Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

--------------------------------------------------------------------------------
Subject to certain restrictions you can request a change in your death benefit option.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below the minimum stated in your policy. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 80, if the paid up death benefit guarantee is in effect or your policy is on loan extension. Also, changes from Option A to Option B may cause certain policy benefits to be unavailable.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option B to Option A any time after the second policy year and before the policy anniversary nearest the insured's 100th birthday.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above. See "Alternative higher death benefit in certain cases" earlier in this section.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under your policy while the Long Term Care Services(SM) Rider is in effect. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.


YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if the insured person has reached age 81. Moreover, we will not approve a face amount increase while the Long Term Care Services(SM) Rider or Cash Value Plus Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional ten-year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum stated in your policy. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deduc-


                   Risk/benefit summary: Policy features, benefits and risks   8


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tions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.


ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no lapse guarantee, paid up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

o If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

o We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus..

o You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

o Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.



HOW THE INCENTIVE LIFE OPTIMIZER(R) VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life Optimizer(R) is primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see "Tax information" for more information. Incentive Life Optimizer(R) is available for issue ages 0 to 85.



9  Risk/benefit summary: Policy features, benefits and risks


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3. Who is AXA Equitable?


--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.


--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047


--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)


--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable VOICE IT.

AXA Equitable VOICE IT provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time: 1-800-777-6510.


--------------------------------------------------------------------------------
 BY E-MAIL:
--------------------------------------------------------------------------------
life-service@axa-equitable.com


--------------------------------------------------------------------------------
 BY FAX:
--------------------------------------------------------------------------------
1-704-540-9714


--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------
You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2) request for our asset rebalancing service; and

(3) designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) transfers among investment options;

(c) changes in allocation percentages for premiums and deductions; and

(d) electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may


                                                       Who is AXA Equitable?  10


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not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) of Separate Account FP available under Incentive Life Optimizer(R) invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.



The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One result of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.


VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life Optimizer(R) and other policies that Separate Account FP supports.



11  Who is AXA Equitable?


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4. About the Portfolios of the Trusts


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The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.


AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio.



------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST - CLASS B
SHARES                                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                  OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION       Seeks long-term capital appreciation.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION     Seeks a high level of current income.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS           Seeks current income and growth of capital, with a        o AXA Equitable
 ALLOCATION                     greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION         Seeks long-term capital appreciation and current income.  o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS               Seeks long-term capital appreciation and current income,  o AXA Equitable
 ALLOCATION                     with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE         Seeks long-term growth of capital.                        o AllianceBernstein L.P.
 EQUITY(+)                                                                                o AXA Equitable
                                                                                          o ClearBridge Advisors, LLC
                                                                                          o Legg Mason Capital Management, Inc.
                                                                                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND          Seeks a balance of high current income and capital        o BlackRock Financial Management, Inc.
                                appreciation, consistent with a prudent level of risk.    o Pacific Investment Management Company
                                                                                            LLC
                                                                                          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL      Seeks long-term growth of capital.                        o AllianceBernstein L.P.
 EQUITY                                                                                   o AXA Equitable
                                                                                          o BlackRock Investment Management, LLC
                                                                                          o JPMorgan Investment Management Inc.
                                                                                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 12


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
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST - CLASS B
SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                     APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP            Seeks long-term growth of capital.            o AllianceBernstein L.P.
 CORE EQUITY                                                                    o AXA Equitable
                                                                                o Janus Capital Management LLC
                                                                                o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP            Seeks long-term growth of capital.            o Goodman & Co. NY Ltd.
 GROWTH(+)                                                                      o SSgA Funds Management, Inc.
                                                                                o T. Rowe Price Associates, Inc.
                                                                                o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP            Seeks long-term growth of capital.            o AllianceBernstein L.P.
 VALUE                                                                          o AXA Equitable
                                                                                o Institutional Capital LLC
                                                                                o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP              Seeks long-term growth of capital.            o AllianceBernstein L.P.
 GROWTH                                                                         o AXA Equitable
                                                                                o BlackRock Investment Management, LLC
                                                                                o Franklin Advisers, Inc.
                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE        Seeks long-term growth of capital.            o AXA Equitable
                                                                                o AXA Rosenberg Investment Management LLC
                                                                                o BlackRock Investment Management, LLC
                                                                                o Tradewinds Global Investors, LLC
                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR         Seeks high total return through a combination o Pacific Investment Management Company LLC
 BOND                             of current income and capital appreciation.   o Post Advisory Group, LLC
                                                                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP            Seeks long-term growth of capital.            o AXA Equitable
 GROWTH                                                                         o BlackRock Investment Management, LLC
                                                                                o Eagle Asset Management, Inc.
                                                                                o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP            Seeks long-term growth of capital.            o AXA Equitable
 VALUE                                                                          o BlackRock Investment Management, LLC
                                                                                o Franklin Advisory Services, LLC
                                                                                o Pacific Global Investment Management
                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------


13 About the Portfolios of the Trusts


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
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST - CLASS B
SHARES                                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY         Seeks long-term growth of capital.                          o AXA Equitable
                                                                                            o RCM Capital Management LLC
                                                                                            o SSgA Funds Management, Inc.
                                                                                            o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST - CLASS IB
SHARES                                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME*                 OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION            Seeks long-term capital appreciation and current income.    o AXA Equitable
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400-I      Seeks a total return that is comparable to that of the S&P  o AllianceBernstein L.P.
                                MidCap 400 Index by investing in a combination of long      o AXA Equitable
                                and short positions based on securities included in the     o BlackRock Investment Management, LLC
                                S&P MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500-I      Seeks a total return that is comparable to that of the      o AllianceBernstein L.P.
                                Standard & Poor's 500 Composite Stock Price Index           o AXA Equitable
                                ("S&P 500 Index") by investing in a combination of long     o BlackRock Investment Management, LLC
                                and short positions based on securities included in the
                                S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000-I     Seeks a total return that is comparable to that of the      o AllianceBernstein L.P.
                                Russell 2000(R) Index by investing in a combination of long o AXA Equitable
                                and short positions based on securities included in the     o BlackRock Investment Management, LLC
                                Russell 2000(R) Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER            Seeks a total return that is comparable to that of the      o AllianceBernstein L.P.
 INTERNATIONAL-I                Morgan Stanley Capital International ("MSCI") EAFE          o AXA Equitable
                                Index ("EAFE Index") or a combination of the ASX SPI        o BlackRock Investment Management, LLC
                                200 Index, Dow Jones Euro STOXX 50 Index(R), FTSE 100
                                Index and the Tokyo Stock Price Index (collectively, the
                                "Indices") by investing in a combination of long and short positions based on securities included in the EAFE Index
                                or Indices.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN            Seeks to achieve long-term growth of capital.                o AllianceBernstein L.P.
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL      Seeks to achieve long-term growth of capital.                o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        Seeks to achieve capital appreciation and secondarily,       o BlackRock Investment Management, LLC
 EQUITY                         income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL      Seeks to provide current income and long-term growth of      o BlackRock International Limited
 VALUE                          income, accompanied by growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks a combination of growth and income to achieve an       o Boston Advisors, LLC
 INCOME                         above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             Seeks to achieve long-term capital appreciation.             o Bridgeway Capital Management, Inc.
 RESPONSIBLE                                                                                 o Calvert Asset Management Company,
                                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH      Seeks to achieve long-term growth of capital.                o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             Seeks to achieve long-term growth of capital.                o Capital Guardian Trust Company
 RESEARCH
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


                                           About the Portfolios of the Trusts 14


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
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST - CLASS IB
SHARES                                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                OBJECTIVE                                                   APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX          Seeks to achieve a total return before expenses that        o AllianceBernstein L.P.
                               approximates the total return performance of the Russell
                               3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX             Seeks to achieve a total return before expenses that        o SSgA Funds Management, Inc.
                               approximates the total return performance of the Barclays
                               Capital U.S. Aggregate Bond Index, including reinvest-
                               ment of dividends, at a risk level consistent with that of the Barclays Capital U.S. Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks to achieve a total return before expenses that        o AllianceBernstein L.P.
                               approximates the total return performance of the S&P
                               500 Index, including reinvestment of dividends, at a risk
                               level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS          Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                           o BlackRock Capital Management, Inc.
                                                                                           o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           Seeks to achieve capital appreciation.                      o GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.                     o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS            Seeks to achieve capital growth and current income.         o AXA Equitable
                                                                                           o BlackRock Investment Management, LLC
                                                                                           o First International Advisors, LLC
                                                                                           o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR         Seeks to achieve long-term capital appreciation.            o AXA Equitable
 EQUITY                                                                                    o BlackRock Investment Management, LLC
                                                                                           o Morgan Stanley Investment Management
                                                                                             Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT     Seeks to achieve a total return before expenses that        o SSgA Funds Management, Inc.
 BOND INDEX                    approximates the total return performance of the Barclays
                               Capital Intermediate U.S. Government Bond Index, includ-
                               ing reinvestment of dividends, at a risk level consistent
                               with that of the Barclays Capital Intermediate U.S.
                               Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS     Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                           o BlackRock Investment Management, LLC
                                                                                           o Hirayama Investments, LLC
                                                                                           o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.                      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Seeks to achieve long-term capital appreciation.            o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------


15 About the Portfolios of the Trusts


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
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST - CLASS IB
SHARES                                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS         Seeks to achieve long-term growth of capital with a sec-   o AXA Equitable
                               ondary objective to seek reasonable current income. For    o BlackRock Investment Management, LLC
                               purposes of this Portfolio, the words "reasonable current  o Institutional Capital LLC income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX      Seeks to achieve a total return before expenses that       o AllianceBernstein L.P.
                               approximates the total return performance of the Russell
                               1000 Growth Index, including reinvestment of dividends
                               at a risk level consistent with that of the Russell 1000
                               Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS       Seeks to provide long-term capital growth.                 o AXA Equitable
                                                                                          o BlackRock Investment Management, LLC
                                                                                          o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX       Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
                               approximates the total return performance of the Russell
                               1000 Value Index, including reinvestment of dividends, at
                               a risk level consistent with that of the Russell 1000
                               Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS        Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
                                                                                          o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 INCOME                        income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 CORE                          income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX               Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
                               approximates the total return performance of the S&P
                               Mid Cap 400 Index, including reinvestment of dividends,
                               at a risk level consistent with that of the S&P Mid Cap
                               400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          Seeks to achieve long-term capital appreciation.           o AXA Equitable
                                                                                          o BlackRock Investment Management, LLC
                                                                                          o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                     o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP      Seeks to achieve capital growth.                           o Morgan Stanley Investment Management
 GROWTH(1)                                                                                  Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND      Seeks to generate a return in excess of traditional money  o Pacific Investment Management Company,
                               market products while maintaining an emphasis on             LLC
                               preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS           Seeks to achieve high current income consistent with       o AllianceBernstein L.P.
                               moderate risk to capital.                                  o AXA Equitable
                                                                                          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 16


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
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST - CLASS IB
SHARES                                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME*                      OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX               Seeks to replicate as closely as possible (before  o AllianceBernstein L.P.
                                     the deduction of Portfolio expenses) the total
                                     return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH              Seeks to achieve long-term capital appreciation    o T. Rowe Price Associates, Inc.
 STOCK                               and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME             Seeks to achieve total return through capital      o UBS Global Asset Management
                                     appreciation with income as a secondary              (Americas) Inc.
                                     consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK               Seeks to achieve capital growth and income.        o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE             Seeks to achieve long-term capital growth.         o Wells Capital Management, Inc.
 OMEGA GROWTH(2)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. - CLASS II                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP          The fund seeks long-term capital growth. Income    o American Century Investment Management,
 VALUE FUND                          is  a secondary objective.                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS - SERVICE CLASS 2                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)        Seeks long-term capital appreciation.              o Fidelity Management & Research Company
 PORTFOLIO                                                                                (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME      Seeks high total return through a combination of   o Fidelity Management & Research Company
 PORTFOLIO                           current income and capital appreciation.             (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP              Seeks long-term growth of capital.                 o Fidelity Management & Research Company
 PORTFOLIO                                                                                (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST - CLASS 2                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                       OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS            Seeks long-term capital appreciation, with         o Franklin Advisory Services, LLC
 SECURITIES FUND                     preservation of capital as an important
                                     consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE             Seeks long-term total return.                      o Franklin Advisory Services, LLC
 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME            The Fund's principal investment goal is to earn a  o Franklin Advisers, Inc.
 SECURITIES FUND                     high level of current income. Its secondary goal
                                     is long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES             The Fund's principal investment goal is capital    o Franklin Mutual Advisers, LLC
 FUND                                appreciation. Its secondary goal is income.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING                 Seeks long-term capital appreciation.              o Templeton Asset Management Ltd.
 MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND                Seeks high current income, consistent with         o Franklin Advisers, Inc.
 SECURITIES FUND                     preservation of capital. Capital appreciation
                                     is a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES          The Fund's investment goal is long-term capital    o Templeton Global Advisors, Limited
 FUND                                growth.
------------------------------------------------------------------------------------------------------------------------------------


17 About the Portfolios of the Trusts
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
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST - SERVICE SHARES                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP          Seeks long-term capital appreciation.                      o Goldman Sachs Asset Management, L.P.
 VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL           The fund's investment objective is high total return       o Invesco Advisers, Inc.
 ESTATE FUND                       through growth of capital and current income.              o Sub-Adviser: Invesco Asset
                                                                                                Management Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL         The fund's investment objective is long-term growth of     o Invesco Advisers, Inc.
 GROWTH FUND                       capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE          The fund's investment objective is long-term growth of     o Invesco Advisers, Inc.
 EQUITY FUND                       capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY      The fund's investment objective is long-term growth of     o Invesco Advisers, Inc.
 FUND                              capital.
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY               Seeks to provide long-term capital appreciation.           o Waddell & Reed Investment Management
                                                                                                Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH       Seeks to provide growth of your investment.                o Waddell & Reed Investment Management
                                                                                                Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP            Seeks growth of capital.                                   o Waddell & Reed Investment Management
 GROWTH                                                                                         Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES                                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING         Seeks long-term capital appreciation.                      o Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE         The fund's investment objective is to seek capital         o Massachusetts Financial Services
 PORTFOLIO                         appreciation.                                                Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to seek capital         o Massachusetts Financial Services
 SERIES                            appreciation.                                                Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES      The fund's investment objective is to seek capital         o Massachusetts Financial Services
                                   appreciation.                                                Company
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -
ADVISER CLASS                                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R)       Seeks maximum real return consistent with prudent          o Pacific Investment Management
 STRATEGY PORTFOLIO                investment management.                                       Company LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN STRATEGY         Seeks maximum real return, consistent with preservation    o Pacific Investment Management
 PORTFOLIO                         of real capital and prudent investment management.           Company LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO       Seeks maximum total return, consistent with preservation   o Pacific Investment Management
                                   of capital and prudent investment management.                Company LLC
------------------------------------------------------------------------------------------------------------------------------------


                                           About the Portfolios of the Trusts 18


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
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME - SERVICE CLASS       OBJECTIVE                                               AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME          Seeks to provide substantial dividend income as well as o T. Rowe Price Associates, Inc.
 PORTFOLIO II                        long-term growth of capital through investments in the
                                     common stocks of established companies.
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST - S CLASS
PORTFOLIO NAME                       OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD              Seeks long-term capital appreciation by investing       o Van Eck Associates Corporation
 ASSETS FUND                         primarily in "hard asset" securities. Income is a
                                     secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 15, 2010, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.


          ----------------------------------------------------
             FOOTNOTE NO.       PORTFOLIO'S FORMER NAME
          ----------------------------------------------------
                  1             EQ/Van Kampen Mid Cap Growth
          ----------------------------------------------------
                  2             EQ/Evergreen Omega
          ----------------------------------------------------



(+) Effective on or about September 13, 2010, subject to regulatory approval, interests in the Multimanager Aggressive Equity Portfolio (the "surviving option") will replace interests in the Multimanager Large Cap Growth Portfolio (the "replaced option"). We will move assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. Also, we will automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation to the surviving option. You may transfer your account value among the investment options, as usual. Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in this prospectus.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.



19 About the Portfolios of the Trusts


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5.  Determining your policy's value


--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your "policy account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium (after deduction of any premium charge), loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus. .

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                                             Determining your policy's value  20


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6. Transferring your money among our investment options


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TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
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After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless the paid up death benefit guarantee is in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee is in effect. For more information, see "Paid up death benefit guarantee" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

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Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greatest of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa-equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

o if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

o whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.


OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You


21  Transferring your money among our investment options


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can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension.


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7. Accessing your money


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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services(SM) Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o   you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

o   we do not count the collateral when we compute our customer loyalty credit;
    and

o   the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the paid up death benefit guarantee is in effect and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first ten policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.


INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Optimizer(R) policies in 2008, the interest rate differential has not yet been eliminated under any in-force policies.


We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no-lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect


23  Accessing your money


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your policy account value and death benefit, even if you have repaid the loan.
See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services(SM) Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services(SM) Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the paid up death benefit guarantee allocation percentages for the variable investment options on record.


LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

o The net policy account value is not sufficient to cover the monthly deductions then due;

o The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;

o   You have selected Death Benefit Option A;

o You have not received a payment under either the living benefits rider or the Long Term Care Services(SM) Rider;

o   The policy is not in a grace period; and

o No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

o We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

o Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

o Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

o   No additional loans or partial withdrawals may be requested.

o   No changes in face amount or death benefit option may be requested.

o No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

o All additional benefit riders and endorsements will terminate, including the Long Term Care Services(SM) Rider.

o No future allocations or transfers to the investment options will be accepted.

o   The paid up death benefit guarantee if applicable, may not be elected.

o   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a) The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b) The outstanding loan and accrued loan interest, plus $10,000; or

(c) The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.


                                                        Accessing your money  24


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MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 100, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services(SM) Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services(SM) Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. We will not deduct a charge for making a partial withdrawal.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the no-lapse guarantee. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the no-lapse guarantee.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."


SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long Term Care Services(SM) Rider, and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT


Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an option to purchase additional insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.


If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long Term Care Services(SM) Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services(SM) Rider. Long Term Care Services(SM) Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------

25  Accessing your money


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8. Tax information


--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY


An Incentive Life Optimizer(R) policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that:


o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy or your ability to pay additional premiums due to the maximum amount of policy account value that may be maintained under the policy relative to the policy face amount. We may also be required to provide a higher death benefit notwithstanding the decrease in face amount in order to assure that your policy continues to qualify as life insurance. Under either test, in some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become


                                                             Tax information  26


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taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES(SM) RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

LONG TERM CARE SERVICES(SM) RIDER. Benefits received under the Long Term Care Services(SM) Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

Charges for the Long Term Care Services(SM) Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services(SM) Rider are generally not considered deductible for income tax purposes. The Long Term Care Services(SM) Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services(SM) Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.


27  Tax information


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UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.


LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is scheduled to be reinstated and the gift and estate tax exemption referred to above would again be $1 million. Various legislative proposals have been made which may extend or eliminate the 2010 repeal, perhaps rectroactively, while other proposals would



                                                             Tax information  28


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make changes to future exemption levels and rates.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions and certain gifts of $13,000 for 2010 (this amount is indexed annually for inflation) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a scheduled full repeal in year 2010, then return to current law in years 2011 and thereafter. Again, as in the case for estate taxes, various proposals exist which may alter these rules.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.


If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.



PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. Further guidance is anticipated. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.


OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The Separate Account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums, or otherwise allocable to the policies.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


29  Tax information


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POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. Other legislative proposals could place further restrictions as to business owned life insurance. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include life insurance continuation beyond the insured reaching age 100 and testing for policies issued on a special risk class basis.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.


                                                             Tax information  30


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9. More information about policy features and benefits


--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST FOR THE NO-LAPSE GUARANTEE

We offer a guarantee against policy lapse that depends on your having paid specified amounts of premiums. We refer to this guarantee as our "no-lapse guarantee" and you can read more about it in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary:
Policy features, benefits and risks," earlier in this Prospectus.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the no-lapse guarantee and guarantee premiums for any optional riders that are then available under your policy. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amount of the guarantee premiums for the no-lapse guarantee is set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond its original number of years.


PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

o   the insured's attained age is not more than 99;

o you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

o we are not paying policy premiums or waiving monthly charges under the terms of a disability waiver rider and you have not received any payment under a living benefits rider or the Long Term Care Services(SM) Rider;

o the policy is not in default or in a grace period as of the effective date of the paid up death benefit guarantee;

o the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

o the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

o the election would not reduce the face amount (see below) below the minimum stated in your policy;

o no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

o You agree to re-allocate your fund values to the guaranteed interest option and the AXA Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate including the Long Term Care Services(SM) Rider. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than the minimum stated in your policy.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guar-


31  More information about policy features and benefits


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antee). (See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals and full surrender)" under "Tax Information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

o   premium payments

o   partial withdrawals

o   changes to the policy's face amount or death benefit option

o any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.


OTHER BENEFITS YOU CAN ADD BY RIDER


When you purchase this policy, you could be eligible for the following other optional benefits we currently make available by rider:


o   Long Term Care Services(SM) Rider--Described below.

o   Cash Value Plus Rider--Described below.

o disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

o disability premium waiver -- This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

o children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all AXA Equitable and affiliates' policies in-force and applied for.

o option to purchase additional insurance - This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all AXA Equitable and affiliates' policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

o substitution of insured person rider (Available for policies with a minimum face amount of $100,000 unless it is issued as a result of an option to purchase additional insurance election or a conversion


                         More information about policy features and benefits  32


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    from a term life policy, see "You can change your policy's insured person"
    under "More information about procedures that apply to your policy")

o living benefits rider (See "Your option to receive a terminal illness living benefit" under "Accessing your money")

o paid up death benefit guarantee endorsement (See "Paid up death benefit guarantee" under "More information about policy features and benefits.")

o loan extension endorsement (See "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.


CASH VALUE PLUS RIDER

In states where approved, an optional rider may be elected at issue that reduces the surrender charge if the policy is surrendered for its Net Cash Surrender Value in the first eight policy years. In order to elect the rider, the policy must have a minimum face amount of $1 million and the initial annualized planned periodic premium must be at least $50,000. There is a one-time charge of $250 for the rider and the rider charge will be deducted in a lump sum from the initial net premium, after deduction of the premium charge.

The rider works by refunding all or a portion of the premium charge and waiving all or a portion of the surrender charge, if the policy is surrendered in full in its early years. The percentage of charges refunded or waived under the rider are as follows:


--------------------------------------------------------------------------------
                               PERCENT OF PREMIUM     PERCENT OF SURRENDER
  SURRENDER IN POLICY YEAR     CHARGE REFUNDED*         CHARGES WAIVED
--------------------------------------------------------------------------------
             1                      100%                    100%
             2                       80%                    100%
             3                       33%                    100%
             4                       0%                     100%
             5                       0%                      80%
             6                       0%                      65%
             7                       0%                      45%
             8                       0%                      25%
          9 and later                0%                      0%
--------------------------------------------------------------------------------

* The mortality and expense risk charge and other monthly charges are not refunded.

The reduction of the surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease. There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Amounts available under the policy for loans and partial withdrawals continue to be calculated as if this rider was not part of the policy.

The premium load refund that would be applicable upon a complete surrender of the policy may increase the death benefit that is calculated when the claim is paid in the first 3 policy years in order for the policy to satisfy the definition of a "life insurance contract" under Section 7702 of the Code.

o RIDER TERMINATION. The rider will terminate on the earliest of the following dates: 1) The end of the eighth policy year; or 2) The date the policy ends without value at the end of the Grace Period or otherwise terminates.


LONG TERM CARE SERVICES(SM) RIDER(1)

In states where approved and if you are applying for policy with a face amount of $100,000 or higher which is not issued as a result of an option to purchase additional insurance election or a conversion from a term life policy, an optional rider may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.(2) Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.

An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period", as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.
The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the


----------------------

(1) In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illness Rider.

(2) For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.


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benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.


If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services(SM) Rider are being paid, we will waive the monthly charge for the Long Term Care Services(SM) Rider.

We will pay up to the long-term care specified amount for qualified long-term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from AXA Equitable and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life and Annuity Company, MONY Life Insurance Company, MONY Life Insurance Company of America and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

     1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or


     2. the monthly equivalent of 200% (100% in the State of New York) of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)


When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value, and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned Policy Account Value will not be reduced by more than the accumulated benefit lien amount.

o ELIMINATION PERIOD. The Long Term Care Services(SM) Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

o PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services(SM) Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

     1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

     2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

     3. the date when you request that we terminate benefit pay ments under this rider;

     4. the date the accumulated benefit lien amount equals the current long-term care specified amount;

     5.    the date you surrender the policy;

     6. the date we make a payment under the living benefits rider (for terminal illness); or

     7.    the date of death of the insured person.

During a period of coverage:

     1. Partial withdrawals, face amount decreases and premium payments are not permitted.

     2. Each monthly benefit payment will increase the accumu lated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.

     3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided


                         More information about policy features and benefits  34


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           by the portion of the long-term care specified amount that we have not accelerated to date.

     4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

     1. The face amount of the policy and the long-term care speci fied amount are reduced by the accumulated benefit lien amount.

     2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

     3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

     4.    The maximum monthly benefit will not be reduced.

     5. Any actual premium fund and no-lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse is in effect will also be reduced pro rata to the reduction in the policy face amount.

     6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

     7.    The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

o RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

     1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

     2.    upon termination or surrender of the policy;

     3.    the date of the insured person's death;

     4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

     5. the effective date of the election of the paid up death ben efit guarantee;

     6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

     7.    the date the policy goes on loan extension; or

     8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

o EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long-term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services(SM) Rider, see "Tax Treatment of living benefits rider or Long Term Care Services(SM) Rider under a policy with the applicable rider" earlier in this prospectus.


CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 8 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in your policy account, but excluding any value we are holding as collateral for any policy loans.


The credit begins in the policy's 9th year. The percentage credit is currently at an annual rate as described in the charts below depending upon the issue age of the insured, the policy duration and the level at which the policy is funded. If at the end of the first 7 policy years, the cumulative amount of premiums that you have paid to date (less any partial withdrawals) is less than 17 "target premiums" for issue ages 18 - 58 or less than 13 "target premiums" for issue ages 0 - 17 and issue ages 59 and above, the percentage credit will be as follows:



--------------------------------------------------------------------------------
                                 CREDIT                       CREDIT
  ISSUE AGE  DURATION            AMOUNT      DURATION         AMOUNT
--------------------------------------------------------------------------------
    0 - 29   Policy yrs 9 - 35   0.25%       Policy yrs 36+   0.40%
   30 - 39   Policy yrs 9 - 25   0.20%       Policy yrs 26+   0.35%
   40 - 49   Policy yrs 9 - 20   0.15%       Policy yrs 21+   0.30%
   50 - 59   Policy yrs 9 - 15   0.15%       Policy yrs 16+   0.20%
    60 +     Policy yrs 9+       0.15%
--------------------------------------------------------------------------------

Otherwise, the percentage credit will be as follows:

--------------------------------------------------------------------------------
                                 CREDIT                       CREDIT
  ISSUE AGE  DURATION            AMOUNT      DURATION         AMOUNT
--------------------------------------------------------------------------------
    0 - 29   Policy yrs 9 - 30   0.25%       Policy yrs 31+   0.55%
   30 - 39   Policy yrs 9 - 20   0.25%       Policy yrs 21+   0.55%
   40 - 49   Policy yrs 9 - 15   0.25%       Policy yrs 16+   0.50%
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
  50 - 59   Policy yrs 9 - 10   0.25%      Policy yrs 11+   0.50%
    60 +    Policy yrs 9+       0.25%
--------------------------------------------------------------------------------

The "target premium" is actuarially determined for each policy, based on that policy's characteristics, as well as the policy's face amount. The illustrations of Policy Benefits that your financial professional will provide will contain more information regarding the amount of premiums that must be paid in order for the higher percentage credit to be applicable to your policy.


This credit is not guaranteed. Because Incentive Life Optimizer(R) was first offered in 2008, no customer loyalty credit has yet been made to an Incentive Life Optimizer(R) policy.


VARIATIONS AMONG INCENTIVE LIFE OPTIMIZER(R) POLICIES


Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.


AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Optimizer(R) where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Optimizer(R). We will make such variations only in accordance with uniform rules that we establish.


AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", an interest-bearing account with check-writing privileges. In that case, we will send the beneficiary a checkbook, and the beneficiary will have immediate access to the proceeds by writing a check for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a check is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC or any other government agency. We will receive any investment earnings during the period such amounts remain in the general account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).


In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.


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10. More information about certain policy charges


--------------------------------------------------------------------------------

DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.


o PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. In addition, if your policy includes the Cash Value Plus Rider, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Cash Value Plus Rider" in "More information about policy features and benefits" earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.


o SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $8.90 and $46.10 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the Cash Value Plus Rider, the surrender charges are reduced (see "Cash Value Plus Rider" in "More information about policy features and benefits" earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

o REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

o TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment


37  More information about certain policy charges


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option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.


PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

o ADMINISTRATIVE CHARGE. In the first policy year, we deduct $15 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we deduct $10 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. However, the $15 monthly charge and the $10 monthly charge will not be applicable if the minimum face amount stated in your policy is $10,000. Please see "Your policy's face amount" under "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus. In addition, we deduct between $0.06 and $0.30 per $1,000 of your initial base policy face amount and any face amount increase at the beginning of each policy month in the first ten policy years and any 10 year period following a face amount increase. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.


o COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.


Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we may deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.


The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer(R) policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Table. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer(R) policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Tables. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.


Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any changes, please see "Other information" in "Tax information" earlier in this prospectus.


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The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

For policies with a minimum stated face amount of $25,000 which are issued as a result of an option to purchase additional insurance election or a conversion from a term life policy or rider, our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, under these circumstances, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $100,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

o MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% of the value in your policy's variable investment options during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1-10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

o LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.


OPTIONAL RIDER CHARGES

If you elect the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy (except for the Cash Value Plus Rider which has a one-time charge). The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

o CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

o DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

o DISABILITY PREMIUM WAIVER. If you choose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.60 per $1,000 of initial base policy face amount. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the option to purchase additional insurance, we will deduct an amount between $0.02 and $0.07. If you choose the children's term insurance, we will deduct an amount between $0.01 and $0.03. If you choose the Long Term Care Services(SM) Rider, we will deduct an amount between $0.0009 and $0.02. These amounts are in addition to the charges for the riders themselves.

o LONG TERM CARE SERVICES(SM) RIDER. If you choose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider are lower than the maximum monthly charges.

o OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

o CASH VALUE PLUS RIDER. If you choose this rider, we deduct a one-time charge of $250 for the rider and the rider charge will be deducted in a lump sum from the initial net premium, after deduction of the premium charge.


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o ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

o EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Management fees.

o   12b-1 fees.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


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11. More information about procedures that apply to your policy


--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o   withdrawals

o   tax withholding elections

o   face amount decreases that result from a withdrawal

o   changes of allocation percentages for premium payments or monthly deductions

o   surrenders

o   changes of owner

o   changes of beneficiary

o transfers from a variable investment option to the guaranteed interest option

o   loans

o   transfers among variable investment options

o   assignments

o   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o   changes in face amount

o   election of paid up death benefit guarantee

o   changes in death benefit option

o   changes of insured person

o   restoration of terminated policies

o   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


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o   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.


o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we receive your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and (2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.


COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.


WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

If your policy has this substitution of insured person rider and after the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the pro-


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posed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no-lapse guarantee and Long Term Care Services(SM) Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.


GENDER-NEUTRAL POLICIES


Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Optimizer(R) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Optimizer(R) policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Optimizer(R) policy.


FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.



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12. More information about other matters


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ABOUT OUR GENERAL ACCOUNT


Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.


DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. From time to time, we may change these procedures as necessary. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and
(3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.



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We offer investment options with underlying portfolios that are part of AXA
Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa-equitable.com if you are the individual owner:

o   changes of premium allocation percentages

o   changes of address

o   request forms and statements

o to request a policy loan (loan requests cannot be made online by corporate policyholders)

o   enroll for electronic delivery and view statements/documents online

o   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to enroll in axa-equitable.com or use ACH payments via AXA Equitable VOICE IT, you must first agree to the terms and conditions set forth in our axa-equitable.com Online Services Agreement or our AXA Equitable VOICE IT Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa-equitable.com or AXA Equitable VOICE IT from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa-equitable.com or AXA Equitable VOICE IT if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).


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Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.


CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:


o combine two or more variable investment options or withdraw assets relating to Incentive Life Optimizer(R) from one investment option and put them into another;


o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.


REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death ben-


                                        More information about other matters  46


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efit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.


DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

Premium-based compensation paid by AXA Equitable to AXA Advisors will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later.

Premium-based compensation paid by AXA Equitable to AXA Distributors will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation of 0.15% in policy years 6-10 and 0.10% in policy years 11 and later will also be paid.

We may substitute a form of asset-based compensation for premium-based compensation after the first policy year.

The sales compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

The sales compensation paid by AXA Distributors varies among Selling broker-dealers.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Incentive Life Optimizer(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.


The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may


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cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of FINRA, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any premium-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.



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13. Financial statements of Separate Account FP and AXA Equitable


--------------------------------------------------------------------------------

The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.


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14.  Personalized illustrations


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ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a hypothetical illustration. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2009 (or expected to be incurred in 2010, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2009. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQAT funds, just the AXA Allocation funds, or all funds. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. An historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request an illustration of the GIO.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.


Currently, we do not charge you for an in-force policy illustration. However, we reserve the right to charge up to $25 for each illustration requested. Appendix I to the prospectus contains an arithmetic hypothetical illustration.



                                                  Personalized illustrations  50


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Appendix I: Hypothetical illustrations

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    ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES
                            AND ACCUMULATED PREMIUMS


The following tables illustrate the changes in death benefit, policy account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit option A or death benefit option B. The tables assume annual planned periodic premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old preferred risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the policy account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. AXA Equitable is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (1.18)%, 4.75% and 10.68%. These net annual rates of return do not reflect the mortality and expense risk charge, or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.

Tables are provided for each of the two death benefit options. The tables headed "Using Current Charges" assume that the current rates for the following charges deducted by AXA Equitable in each year illustrated: premium charge, administrative charge, cost of insurance charge, mortality and expense risk charge (including AXA Equitable's currently planned reduction in the policy's 9th year). Because Incentive Life Optimizer(R) was first offered in 2008, this reduction has not yet taken effect under any Incentive Life Optimizer(R) policies. The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no changes in coverage are requested and (iv) no change in the death benefit option is requested.

With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.66%, and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 0.51%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying Portfolios. If those arrangements had been assumed, the policy values would be higher than those shown in the following tables. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.


I-1 Appendix I: Hypothetical illustrations

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INCENTIVE LIFE OPTIMIZER(R)
$500,000 FACE AMOUNT



MALE, ISSUE AGE 35, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $4,480*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST




                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    4,704     $ 500,000    $  500,000    $   500,000
     2      $    9,643     $ 500,000    $  500,000    $   500,000
     3      $   14,829     $ 500,000    $  500,000    $   500,000
     4      $   20,275     $ 500,000    $  500,000    $   500,000
     5      $   25,993     $ 500,000    $  500,000    $   500,000
     6      $   31,996     $ 500,000    $  500,000    $   500,000
     7      $   38,300     $ 500,000    $  500,000    $   500,000
     8      $   44,919     $ 500,000    $  500,000    $   500,000
     9      $   51,869     $ 500,000    $  500,000    $   500,000
    10      $   59,166     $ 500,000    $  500,000    $   500,000
    15      $  101,506     $ 500,000    $  500,000    $   500,000
    20      $  155,542     $ 500,000    $  500,000    $   500,000
    25      $  224,508     $ 500,000    $  500,000    $   575,819
    30      $  312,528     $ 500,000    $  500,000    $   915,520
    35      $  424,867     $ 500,000    $  500,000    $ 1,493,481
    40      $  568,242     $ 500,000    $  500,000    $ 2,342,207
    45      $  751,230     $ 500,000    $  577,636    $ 3,892,482
    50      $  984,773             **   $  759,282    $ 6,543,108
    55      $1,282,840             **   $  983,471    $10,904,463
    60      $1,663,258             **   $1,220,696    $17,497,410
    65      $2,148,778             **   $1,579,964    $29,392,489



                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
     1     $  3,322    $    3,544    $     3,766    $      0    $        0    $         0
     2     $  6,618    $    7,267    $     7,943    $      0    $        0    $         0
     3     $  9,918    $   11,209    $    12,607    $  1,855    $    3,147    $     4,545
     4     $ 13,133    $   15,286    $    17,708    $  5,605    $    7,758    $    10,180
     5     $ 16,261    $   19,498    $    23,283    $  9,289    $   12,525    $    16,311
     6     $ 19,305    $   23,851    $    29,381    $ 12,911    $   17,456    $    22,987
     7     $ 22,265    $   28,351    $    36,053    $ 16,762    $   22,848    $    30,550
     8     $ 25,140    $   32,999    $    43,351    $ 20,645    $   28,504    $    38,855
     9     $ 28,225    $   38,201    $    51,879    $ 25,064    $   35,040    $    48,718
    10     $ 31,251    $   43,634    $    61,312    $ 31,251    $   43,634    $    61,312
    15     $ 47,446    $   76,969    $   128,664    $ 47,446    $   76,969    $   128,664
    20     $ 61,672    $  118,348    $   241,090    $ 61,672    $  118,348    $   241,090
    25     $ 72,508    $  168,874    $   429,715    $ 72,508    $  168,874    $   429,715
    30     $ 79,279    $  232,486    $   750,426    $ 79,279    $  232,486    $   750,426
    35     $ 78,652    $  311,656    $ 1,287,484    $ 78,652    $  311,656    $ 1,287,484
    40     $ 66,745    $  413,642    $ 2,188,979    $ 66,745    $  413,642    $ 2,188,979
    45     $ 33,027    $  550,129    $ 3,707,126    $ 33,027    $  550,129    $ 3,707,126
    50            **   $  723,126    $ 6,231,531           **   $  723,126    $ 6,231,531
    55            **   $  936,639    $10,385,203           **   $  936,639    $10,385,203
    60            **   $1,208,610    $17,324,168           **   $1,208,610    $17,324,168
    65            **   $1,564,320    $29,101,474           **   $1,564,320    $29,101,474


------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                      Appendix I: Hypothetical illustrations I-2

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                           www.axa-equitable.com/green


INCENTIVE LIFE OPTIMIZER(R)
$500,000 FACE AMOUNT



MALE, ISSUE AGE 35, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $4,480*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    4,704     $ 500,000     $ 500,000    $   500,000
     2      $    9,643     $ 500,000     $ 500,000    $   500,000
     3      $   14,829     $ 500,000     $ 500,000    $   500,000
     4      $   20,275     $ 500,000     $ 500,000    $   500,000
     5      $   25,993     $ 500,000     $ 500,000    $   500,000
     6      $   31,996     $ 500,000     $ 500,000    $   500,000
     7      $   38,300     $ 500,000     $ 500,000    $   500,000
     8      $   44,919     $ 500,000     $ 500,000    $   500,000
     9      $   51,869     $ 500,000     $ 500,000    $   500,000
    10      $   59,166     $ 500,000     $ 500,000    $   500,000
    15      $  101,506     $ 500,000     $ 500,000    $   500,000
    20      $  155,542     $ 500,000     $ 500,000    $   500,000
    25      $  224,508     $ 500,000     $ 500,000    $   500,000
    30      $  312,528     $ 500,000     $ 500,000    $   657,922
    35      $  424,867     $ 500,000     $ 500,000    $ 1,028,178
    40      $  568,242             **    $ 500,000    $ 1,541,168
    45      $  751,230             **    $ 500,000    $ 2,447,656
    50      $  984,773             **    $ 500,000    $ 3,906,880
    55      $1,282,840             **            **   $ 6,122,608
    60      $1,663,258             **            **   $ 9,246,360
    65      $2,148,778             **            **   $14,741,610



                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
     1     $  2,992     $   3,204    $     3,415    $      0     $       0    $         0
     2     $  5,953     $   6,561    $     7,194    $      0     $       0    $         0
     3     $  8,829     $  10,021    $    11,314    $    767     $   1,959    $     3,251
     4     $ 11,603     $  13,570    $    15,787    $  4,075     $   6,042    $     8,259
     5     $ 14,282     $  17,215    $    20,655    $  7,310     $  10,243    $    13,683
     6     $ 16,863     $  20,957    $    25,952    $ 10,469     $  14,562    $    19,558
     7     $ 19,336     $  24,785    $    31,706    $ 13,833     $  19,281    $    26,203
     8     $ 21,688     $  28,688    $    37,947    $ 17,192     $  24,193    $    33,452
     9     $ 23,913     $  32,663    $    44,717    $ 20,752     $  29,502    $    41,556
    10     $ 26,001     $  36,698    $    52,054    $ 26,001     $  36,698    $    52,054
    15     $ 37,222     $  61,555    $   104,572    $ 37,222     $  61,555    $   104,572
    20     $ 44,842     $  89,559    $   187,956    $ 44,842     $  89,559    $   187,956
    25     $ 45,860     $ 118,573    $   321,301    $ 45,860     $ 118,573    $   321,301
    30     $ 36,739     $ 146,275    $   539,280    $ 36,739     $ 146,275    $   539,280
    35     $ 10,397     $ 167,806    $   886,360    $ 10,397     $ 167,806    $   886,360
    40            **    $ 175,509    $ 1,440,344           **    $ 175,509    $ 1,440,344
    45            **    $ 145,726    $ 2,331,101           **    $ 145,726    $ 2,331,101
    50            **    $   2,368    $ 3,720,838           **    $   2,368    $ 3,720,838
    55            **            **   $ 5,831,055           **            **   $ 5,831,055
    60            **            **   $ 9,154,811           **            **   $ 9,154,811
    65            **            **   $14,595,653           **            **   $14,595,653


--------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


I-3 Appendix I: Hypothetical illustrations

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                           www.axa-equitable.com/green


INCENTIVE LIFE OPTIMIZER(R)
$500,000 FACE AMOUNT



MALE, ISSUE AGE 35, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $4,480*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    4,704     $ 503,320     $ 503,542    $   503,764
     2      $    9,643     $ 506,613     $ 507,262    $   507,937
     3      $   14,829     $ 509,908     $ 511,198    $   512,594
     4      $   20,275     $ 513,116     $ 515,265    $   517,683
     5      $   25,993     $ 516,235     $ 519,464    $   523,243
     6      $   31,996     $ 519,266     $ 523,800    $   529,317
     7      $   38,300     $ 522,211     $ 528,278    $   535,957
     8      $   44,919     $ 525,067     $ 532,898    $   543,212
     9      $   51,869     $ 528,130     $ 538,064    $   551,682
    10      $   59,166     $ 531,127     $ 543,449    $   561,038
    15      $  101,506     $ 547,089     $ 576,329    $   627,504
    20      $  155,542     $ 560,841     $ 616,553    $   737,102
    25      $  224,508     $ 570,658     $ 664,060    $   916,711
    30      $  312,528     $ 575,507     $ 720,421    $ 1,216,732
    35      $  424,867     $ 571,555     $ 782,808    $ 1,712,352
    40      $  568,242     $ 554,740     $ 847,967    $ 2,533,010
    45      $  751,230     $ 515,374     $ 904,913    $ 3,889,514
    50      $  984,773             **    $ 929,927    $ 6,127,154
    55      $1,282,840             **    $ 886,067    $ 9,822,019
    60      $1,663,258             **    $ 726,938    $15,947,898
    65      $2,148,778             **            **   $26,171,647



                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
     1     $  3,320     $   3,542    $     3,764    $      0     $       0    $         0
     2     $  6,613     $   7,262    $     7,937    $      0     $       0    $         0
     3     $  9,908     $  11,198    $    12,594    $  1,845     $   3,135    $     4,532
     4     $ 13,116     $  15,265    $    17,683    $  5,588     $   7,737    $    10,156
     5     $ 16,235     $  19,464    $    23,243    $  9,262     $  12,492    $    16,270
     6     $ 19,266     $  23,800    $    29,317    $ 12,872     $  17,406    $    22,923
     7     $ 22,211     $  28,278    $    35,957    $ 16,708     $  22,775    $    30,454
     8     $ 25,067     $  32,898    $    43,212    $ 20,572     $  28,403    $    38,717
     9     $ 28,130     $  38,064    $    51,682    $ 24,969     $  34,903    $    48,521
    10     $ 31,127     $  43,449    $    61,038    $ 31,127     $  43,449    $    61,038
    15     $ 47,089     $  76,329    $   127,504    $ 47,089     $  76,329    $   127,504
    20     $ 60,841     $ 116,553    $   237,102    $ 60,841     $ 116,553    $   237,102
    25     $ 70,658     $ 164,060    $   416,711    $ 70,658     $ 164,060    $   416,711
    30     $ 75,507     $ 220,421    $   716,732    $ 75,507     $ 220,421    $   716,732
    35     $ 71,555     $ 282,808    $ 1,212,352    $ 71,555     $ 282,808    $ 1,212,352
    40     $ 54,740     $ 347,967    $ 2,033,010    $ 54,740     $ 347,967    $ 2,033,010
    45     $ 15,374     $ 404,913    $ 3,389,514    $ 15,374     $ 404,913    $ 3,389,514
    50            **    $ 429,927    $ 5,627,154           **    $ 429,927    $ 5,627,154
    55            **    $ 386,067    $ 9,322,019           **    $ 386,067    $ 9,322,019
    60            **    $ 226,938    $15,447,898           **    $ 226,938    $15,447,898
    65            **            **   $25,671,647           **            **   $25,671,647


--------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                      Appendix I: Hypothetical illustrations I-4

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                           www.axa-equitable.com/green

INCENTIVE LIFE OPTIMIZER(R)
$500,000 FACE AMOUNT



MALE, ISSUE AGE 35, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $4,480*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    4,704     $ 502,989     $ 503,199    $  503,411
     2      $    9,643     $ 505,942     $ 506,548    $  507,180
     3      $   14,829     $ 508,807     $ 509,996    $  511,284
     4      $   20,275     $ 511,566     $ 513,525    $  515,734
     5      $   25,993     $ 514,225     $ 517,144    $  520,568
     6      $   31,996     $ 516,782     $ 520,852    $  525,818
     7      $   38,300     $ 519,225     $ 524,635    $  531,507
     8      $   44,919     $ 521,540     $ 528,483    $  537,662
     9      $   51,869     $ 523,722     $ 532,386    $  544,318
    10      $   59,166     $ 525,757     $ 536,333    $  551,506
    15      $  101,506     $ 536,546     $ 560,330    $  602,333
    20      $  155,542     $ 543,370     $ 586,319    $  680,647
    25      $  224,508     $ 542,927     $ 610,574    $  798,659
    30      $  312,528     $ 531,626     $ 627,958    $  975,612
    35      $  424,867     $ 503,298     $ 628,626    $1,238,377
    40      $  568,242             **    $ 597,946    $1,628,033
    45      $  751,230             **    $ 503,417    $2,194,198
    50      $  984,773             **            **   $2,992,910
    55      $1,282,840             **            **   $4,088,885
    60      $1,663,258             **            **   $5,574,343
    65      $2,148,778             **            **   $7,615,734



                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
     1     $  2,989     $   3,199    $    3,411     $      0     $       0    $        0
     2     $  5,942     $   6,548    $    7,180     $      0     $       0    $        0
     3     $  8,807     $   9,996    $   11,284     $    745     $   1,933    $    3,222
     4     $ 11,566     $  13,525    $   15,734     $  4,038     $   5,997    $    8,206
     5     $ 14,225     $  17,144    $   20,568     $  7,252     $  10,172    $   13,596
     6     $ 16,782     $  20,852    $   25,818     $ 10,388     $  14,457    $   19,423
     7     $ 19,225     $  24,635    $   31,507     $ 13,721     $  19,132    $   26,004
     8     $ 21,540     $  28,483    $   37,662     $ 17,045     $  23,988    $   33,167
     9     $ 23,722     $  32,386    $   44,318     $ 20,561     $  29,225    $   41,157
    10     $ 25,757     $  36,333    $   51,506     $ 25,757     $  36,333    $   51,506
    15     $ 36,546     $  60,330    $  102,333     $ 36,546     $  60,330    $  102,333
    20     $ 43,370     $  86,319    $  180,647     $ 43,370     $  86,319    $  180,647
    25     $ 42,927     $ 110,574    $  298,659     $ 42,927     $ 110,574    $  298,659
    30     $ 31,626     $ 127,958    $  475,612     $ 31,626     $ 127,958    $  475,612
    35     $  3,298     $ 128,626    $  738,377     $  3,298     $ 128,626    $  738,377
    40            **    $  97,946    $1,128,033            **    $  97,946    $1,128,033
    45            **    $   3,417    $1,694,198            **    $   3,417    $1,694,198
    50            **            **   $2,492,910            **            **   $2,492,910
    55            **            **   $3,588,885            **            **   $3,588,885
    60            **            **   $5,074,343            **            **   $5,074,343
    65            **            **   $7,115,734            **            **   $7,115,734


--------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


I-5 Appendix I: Hypothetical illustrations

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

Requesting more information

--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2010, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations free of charge by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                           Page
Who is AXA Equitable?......................................................  2
Ways we pay policy proceeds................................................  2
Distribution of the policies...............................................  2
Underwriting a policy......................................................  2
Insurance regulation that applies to AXA Equitable.........................  2
Custodian and independent registered public accounting firm................  2
Financial statements.......................................................  2















                                                                       811-04335

Incentive Life Optimizer(R)


An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2010

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life Optimizer(R) prospectus, dated May 1, 2010. The prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of AXA Equitable's Separate Account FP. Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectuses.


A copy of the prospectus is available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510 and requesting through our AXA Equitable VOICE IT interactive telephone, or by contacting your financial professional.

TABLE OF CONTENTS
Who is AXA Equitable?                                                        2
Ways we pay policy proceeds                                                  2
Distribution of the policies                                                 2
Underwriting a policy                                                        2
Insurance regulation that applies to AXA Equitable                           2
Custodian and independent registered public accounting firm                  2
Financial statements                                                         2


Copyright 2010. AXA Equitable Life Insurance Company, New York, New York 10104.
               All rights reserved. Incentive Life Optimizer(R) is a registered service mark of AXA Equitable Life Insurance Company.



                                                                          x02969

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2009, 2008 and 2007, AXA Advisors was paid an administrative services fee of $325,380. AXA Equitable paid AXA Advisors as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $557,277,070 in 2009, $677,871,467 in 2008 and $731,920,627 in 2007. Of these,
AXA Advisors retained $306,063,542, $356,304,358 and $386,036,299, respectively.

Under a distribution agreement between AXA Distributors and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors (or EDI, as applicable) as the distributor of certain contracts, including these policies, and as the principal underwriter of several AXA Equitable's separate accounts, including Separate Account FP, $429,091,474 in 2009, $750,235,874 in 2008 and $1,007,208,067 in
2007. Of these, AXA Distributors (or EDI, as applicable) retained $40,223,293, $81,519,894 and $95,562,846, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.


INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period ended December 31, 2009, and the consolidated financial statements of AXA Equitable at December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP


INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2009...................A-3
   Statements of Operations for the Year Ended December 31, 2009............A-26
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2009 and 2008..............................................A-39
   Notes to Financial Statements............................................A-65


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008...................F-2
   Consolidated Statements of (Loss) Earnings, Years Ended December 31,
     2009, 2008 and 2007 ....................................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2009,
     2008 and 2007 ..........................................................F-5
   Consolidated Statements of Comprehensive (Loss) Income, Years Ended
     December 31, 2009, 2008 and 2007 .......................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2009,
     2008 and 2007 ..........................................................F-7
   Notes to Consolidated Financial Statements ...............................F-9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP, as listed in Note 1 to such financial statements, at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 19, 2010

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009


                                                            AXA AGGRESSIVE  AXA BALANCED   AXA CONSERVATIVE
                                                              ALLOCATION      STRATEGY        ALLOCATION
                                                           --------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........  $111,796,052       $7,594         $35,166,483
Receivable for The Trusts shares sold.....................            --           --              22,921
Receivable for policy-related transactions................            --           --                  --
                                                            ------------       ------         -----------
  Total assets............................................   111,796,052        7,594          35,189,404
                                                            ------------       ------         -----------
Liabilities:
Payable for The Trusts shares purchased...................        36,768           --                  --
Payable for policy-related transactions...................        11,085           --              22,921
                                                            ------------       ------         -----------
  Total liabilities.......................................        47,853           --              22,921
                                                            ------------       ------         -----------
Net Assets................................................  $111,748,199       $7,594         $35,166,483
                                                            ============       ======         ===========
Net Assets:
Accumulation Units........................................   111,686,090        7,594          35,164,296
Accumulation nonunitized..................................            --           --                  --
Retained by AXA Equitable in Separate Account FP..........        62,109           --               2,187
                                                            ------------       ------         -----------
Total net assets..........................................  $111,748,199       $7,594         $35,166,483
                                                            ============       ======         ===========
Investments in shares of The Trusts, at cost..............  $136,903,890       $7,679         $35,939,697
The Trusts shares held....................................
 Class A..................................................     7,428,749           --           2,976,689
 Class B..................................................     4,716,414          671             719,757

                                                            AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                             GROWTH STRATEGY       STRATEGY             ALLOCATION
                                                           ------------------ ------------------ -----------------------
Assets:
Investments in shares of The Trusts, at fair value........       $ 7,640            $1,135             $44,284,769
Receivable for The Trusts shares sold.....................            --                --                      --
Receivable for policy-related transactions................         6,113                --                  22,130
                                                                 -------            ------             -----------
  Total assets............................................        13,753             1,135              44,306,899
                                                                 -------            ------             -----------
Liabilities:
Payable for The Trusts shares purchased...................         6,113                --                  22,130
Payable for policy-related transactions...................            --                --                      --
                                                                 -------            ------             -----------
  Total liabilities.......................................         6,113                --                  22,130
                                                                 -------            ------             -----------
Net Assets................................................       $ 7,640            $1,135             $44,284,769
                                                                 =======            ======             ===========
Net Assets:
Accumulation Units........................................         7,640             1,135              44,282,451
Accumulation nonunitized..................................            --                --                      --
Retained by AXA Equitable in Separate Account FP..........            --                --                   2,318
                                                                 -------            ------             -----------
Total net assets..........................................       $ 7,640            $1,135             $44,284,769
                                                                 =======            ======             ===========
Investments in shares of The Trusts, at cost..............       $ 7,664            $1,158             $46,753,881
The Trusts shares held....................................
 Class A..................................................            --                --               3,597,287
 Class B..................................................           684               107               1,181,611

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            AXA GROWTH    AXA MODERATE      AXA MODERATE
                                                             STRATEGY      ALLOCATION     GROWTH STRATEGY
                                                           ----------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........  $158,868    $1,149,963,157       $3,816,080
Receivable for The Trusts shares sold.....................        --         1,159,234               --
Receivable for policy-related transactions................        --                --            2,522
                                                            --------    --------------       ----------
  Total assets............................................   158,868     1,151,122,391        3,818,602
                                                            --------    --------------       ----------
Liabilities:
Payable for The Trusts shares purchased...................        --                --            2,522
Payable for policy-related transactions...................        --         1,429,545               --
                                                            --------    --------------       ----------
  Total liabilities.......................................        --         1,429,545            2,522
                                                            --------    --------------       ----------
Net Assets................................................  $158,868    $1,149,692,846       $3,816,080
                                                            ========    ==============       ==========
Net Assets:
Accumulation Units........................................   158,868     1,146,409,925        3,816,080
Accumulation nonunitized..................................        --         3,129,415               --
Retained by AXA Equitable in Separate Account FP..........        --           153,506               --
                                                            --------    --------------       ----------
Total net assets..........................................  $158,868    $1,149,692,846       $3,816,080
                                                            ========    ==============       ==========
Investments in shares of The Trusts, at cost..............  $159,368    $1,253,561,902       $3,744,309
The Trusts shares held....................................
 Class A..................................................        --        80,777,263               --
 Class B..................................................    13,347         9,129,780          322,963

                                                            AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                                ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                           ------------------- ---------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value........     $337,630,524         $442,716,244           $161,734,120
Receivable for The Trusts shares sold.....................               --            1,103,286                769,448
Receivable for policy-related transactions................          543,487               27,776                     --
                                                               ------------         ------------           ------------
  Total assets............................................      338,174,011          443,847,306            162,503,568
                                                               ------------         ------------           ------------
Liabilities:
Payable for The Trusts shares purchased...................          574,183                   --                     --
Payable for policy-related transactions...................               --            1,380,209                771,854
                                                               ------------         ------------           ------------
  Total liabilities.......................................          574,183            1,380,209                771,854
                                                               ------------         ------------           ------------
Net Assets................................................     $337,599,828         $442,467,097           $161,731,714
                                                               ============         ============           ============
Net Assets:
Accumulation Units........................................      337,583,308          441,829,444            161,690,233
Accumulation nonunitized..................................               --              460,983                     --
Retained by AXA Equitable in Separate Account FP..........           16,520              176,670                 41,481
                                                               ------------         ------------           ------------
Total net assets..........................................     $337,599,828         $442,467,097           $161,731,714
                                                               ============         ============           ============
Investments in shares of The Trusts, at cost..............     $408,754,521         $519,548,154           $182,293,073
The Trusts shares held....................................
 Class A..................................................       21,498,564           46,294,106              9,523,519
 Class B..................................................       13,322,943            6,798,971              3,728,791

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                               EQ/BLACKROCK          EQ/BLACKROCK
                                                            BASIC VALUE EQUITY   INTERNATIONAL VALUE
                                                           -------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........     $162,276,002          $137,020,622
Receivable for The Trusts shares sold.....................          307,489               655,381
Receivable for policy-related transactions................               --                    --
                                                               ------------          ------------
  Total assets............................................      162,583,491           137,676,003
                                                               ------------          ------------
Liabilities:
Payable for The Trusts shares purchased...................               --                    --
Payable for policy-related transactions...................          308,976               659,842
                                                               ------------          ------------
  Total liabilities.......................................          308,976               659,842
                                                               ------------          ------------
Net Assets................................................     $162,274,515          $137,016,161
                                                               ============          ============
Net Assets:
Accumulation Units........................................      162,234,861           136,942,596
Accumulation nonunitized..................................               --                    --
Retained by AXA Equitable in Separate Account FP..........           39,654                73,565
                                                               ------------          ------------
Total net assets..........................................     $162,274,515          $137,016,161
                                                               ============          ============
Investments in shares of The Trusts, at cost..............     $183,704,252          $156,286,336
The Trusts shares held....................................
 Class A..................................................        1,874,828             1,929,573
 Class B..................................................       11,285,614            10,396,512

                                                            EQ/BOSTON ADVISORS        EQ/CALVERT           EQ/CAPITAL
                                                               EQUITY INCOME     SOCIALLY RESPONSIBLE   GUARDIAN GROWTH
                                                           -------------------- ---------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........      $10,046,375            $600,649            $5,549,097
Receivable for The Trusts shares sold.....................               --               1,073                    --
Receivable for policy-related transactions................            7,716                  --                    --
                                                                -----------            --------            ----------
  Total assets............................................       10,054,091             601,722             5,549,097
                                                                -----------            --------            ----------
Liabilities:
Payable for The Trusts shares purchased...................            5,879                  --                    54
Payable for policy-related transactions...................               --                 818                   648
                                                                -----------            --------            ----------
  Total liabilities.......................................            5,879                 818                   702
                                                                -----------            --------            ----------
Net Assets................................................      $10,048,212            $600,904            $5,548,395
                                                                ===========            ========            ==========
Net Assets:
Accumulation Units........................................       10,046,043             533,141             5,524,906
Accumulation nonunitized..................................               --                  --                    --
Retained by AXA Equitable in Separate Account FP..........            2,169              67,763                23,489
                                                                -----------            --------            ----------
Total net assets..........................................      $10,048,212            $600,904            $5,548,395
                                                                ===========            ========            ==========
Investments in shares of The Trusts, at cost..............      $10,138,227            $581,674            $5,413,646
The Trusts shares held....................................
 Class A..................................................          897,231              16,131                32,250
 Class B..................................................        1,262,674              77,603               442,502

                                                               EQ/CAPITAL
                                                           GUARDIAN RESEARCH
                                                           ------------------
Assets:
Investments in shares of The Trusts, at fair value........    $ 91,740,098
Receivable for The Trusts shares sold.....................         544,994
Receivable for policy-related transactions................              --
                                                              ------------
  Total assets............................................      92,285,092
                                                              ------------
Liabilities:
Payable for The Trusts shares purchased...................              --
Payable for policy-related transactions...................         544,769
                                                              ------------
  Total liabilities.......................................         544,769
                                                              ------------
Net Assets................................................    $ 91,740,323
                                                              ============
Net Assets:
Accumulation Units........................................      91,678,300
Accumulation nonunitized..................................              --
Retained by AXA Equitable in Separate Account FP..........          62,023
                                                              ------------
Total net assets..........................................    $ 91,740,323
                                                              ============
Investments in shares of The Trusts, at cost..............    $112,092,240
The Trusts shares held....................................
 Class A..................................................         867,741
 Class B..................................................       7,810,912

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                               EQ/COMMON         EQ/CORE       EQ/EQUITY
                                                              STOCK INDEX      BOND INDEX      500 INDEX
                                                           ----------------- -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $1,360,237,299    $53,694,966    $528,606,585
Receivable for The Trusts shares sold.....................             208             --       2,142,038
Receivable for policy-related transactions................         893,750        164,365          31,113
                                                            --------------    -----------    ------------
  Total assets............................................   1,361,131,257     53,859,331     530,779,736
                                                            --------------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................       1,196,418        164,259              --
Payable for policy-related transactions...................         509,783             --       2,306,962
                                                            --------------    -----------    ------------
  Total liabilities.......................................       1,706,201        164,259       2,306,962
                                                            --------------    -----------    ------------
Net Assets................................................  $1,359,425,056    $53,695,072    $528,472,774
                                                            ==============    ===========    ============
Net Assets:
Accumulation Units........................................   1,355,738,497     53,680,011     528,074,096
Accumulation nonunitized..................................       3,485,538             --         293,849
Retained by AXA Equitable in Separate Account FP..........         201,021         15,061         104,829
                                                            --------------    -----------    ------------
Total net assets..........................................  $1,359,425,056    $53,695,072    $528,472,774
                                                            ==============    ===========    ============
Investments in shares of The Trusts, at cost..............  $1,829,085,378    $58,419,737    $594,552,451
The Trusts shares held....................................
 Class A..................................................      87,296,523      3,624,066      22,368,506
 Class B..................................................       9,645,334      2,093,297       4,851,178

                                                              EQ/EQUITY     EQ/EVERGREEN   EQ/GAMCO MERGERS
                                                             GROWTH PLUS        OMEGA      AND ACQUISITIONS
                                                           --------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........  $128,466,083    $26,247,095       $6,599,950
Receivable for The Trusts shares sold.....................       348,341         96,892               --
Receivable for policy-related transactions................            --             --           11,013
                                                            ------------    -----------       ----------
  Total assets............................................   128,814,424     26,343,987        6,610,963
                                                            ------------    -----------       ----------
Liabilities:
Payable for The Trusts shares purchased...................            --             --           11,058
Payable for policy-related transactions...................       348,562        126,855               --
                                                            ------------    -----------       ----------
  Total liabilities.......................................       348,562        126,855           11,058
                                                            ------------    -----------       ----------
Net Assets................................................  $128,465,862    $26,217,132       $6,599,905
                                                            ============    ===========       ==========
Net Assets:
Accumulation Units........................................   128,420,705     26,198,813        6,599,432
Accumulation nonunitized..................................            --             --               --
Retained by AXA Equitable in Separate Account FP..........        45,157         18,319              473
                                                            ------------    -----------       ----------
Total net assets..........................................  $128,465,862    $26,217,132       $6,599,905
                                                            ============    ===========       ==========
Investments in shares of The Trusts, at cost..............  $148,728,483    $22,757,090       $6,335,063
The Trusts shares held....................................
 Class A..................................................     2,585,068        236,934               --
 Class B..................................................     7,281,070      2,676,680          565,869

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                              EQ/GAMCO
                                                            SMALL COMPANY     EQ/GLOBAL         EQ/GLOBAL
                                                                VALUE         BOND PLUS    MULTI-SECTOR EQUITY
                                                           --------------- -------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........   $51,042,262    $32,132,811        $236,984,832
Receivable for The Trusts shares sold.....................            --        246,644             858,578
Receivable for policy-related transactions................         1,527             --                  --
                                                             -----------    -----------        ------------
  Total assets............................................    51,043,789     32,379,455         237,843,410
                                                             -----------    -----------        ------------
Liabilities:
Payable for The Trusts shares purchased...................         1,416             --                  --
Payable for policy-related transactions...................            --        246,862             857,016
                                                             -----------    -----------        ------------
  Total liabilities.......................................         1,416        246,862             857,016
                                                             -----------    -----------        ------------
Net Assets................................................   $51,042,373    $32,132,593        $236,986,394
                                                             ===========    ===========        ============
Net Assets:
Accumulation Units........................................    51,041,542     32,132,061         236,913,396
Accumulation nonunitized..................................            --             --                  --
Retained by AXA Equitable in Separate Account FP..........           831            532              72,998
                                                             -----------    -----------        ------------
Total net assets..........................................   $51,042,373    $32,132,593        $236,986,394
                                                             ===========    ===========        ============
Investments in shares of The Trusts, at cost..............   $45,822,561    $33,552,981        $302,332,593
The Trusts shares held....................................
 Class A..................................................            --      2,507,695           3,035,604
 Class B..................................................     1,726,651        821,687          17,908,795

                                                            EQ/INTERMEDIATE
                                                               GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                               BOND INDEX         CORE PLUS           GROWTH
                                                           ----------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value........    $114,048,190       $27,948,745       $22,629,830
Receivable for The Trusts shares sold.....................              13                --                --
Receivable for policy-related transactions................       2,809,476            53,223           217,770
                                                              ------------       -----------       -----------
  Total assets............................................     116,857,679        28,001,968        22,847,600
                                                              ------------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................       2,813,154            52,175           222,201
Payable for policy-related transactions...................          20,434                --                --
                                                              ------------       -----------       -----------
  Total liabilities.......................................       2,833,588            52,175           222,201
                                                              ------------       -----------       -----------
Net Assets................................................    $114,024,091       $27,949,793       $22,625,399
                                                              ============       ===========       ===========
Net Assets:
Accumulation Units........................................     113,724,037        27,915,069        22,625,399
Accumulation nonunitized..................................         223,294                --                --
Retained by AXA Equitable in Separate Account FP..........          76,760            34,724                --
                                                              ------------       -----------       -----------
Total net assets..........................................    $114,024,091       $27,949,793       $22,625,399
                                                              ============       ===========       ===========
Investments in shares of The Trusts, at cost..............    $117,949,091       $28,898,223       $20,875,633
The Trusts shares held....................................
 Class A..................................................       9,367,334           448,776                --
 Class B..................................................       2,533,649         2,671,504         3,969,852

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                EQ/JPMORGAN       EQ/LARGE CAP
                                                            VALUE OPPORTUNITIES     CORE PLUS
                                                           --------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........      $27,893,780       $ 8,700,497
Receivable for The Trusts shares sold.....................          185,985             8,333
Receivable for policy-related transactions................               --                --
                                                                -----------       -----------
  Total assets............................................       28,079,765         8,708,830
                                                                -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................               --                --
Payable for policy-related transactions...................          190,586             8,434
                                                                -----------       -----------
  Total liabilities.......................................          190,586             8,434
                                                                -----------       -----------
Net Assets................................................      $27,889,179       $ 8,700,396
                                                                ===========       ===========
Net Assets:
Accumulation Units........................................       27,836,060         8,656,048
Accumulation nonunitized..................................               --                --
Retained by AXA Equitable in Separate Account FP..........           53,119            44,348
                                                                -----------       -----------
Total net assets..........................................      $27,889,179       $ 8,700,396
                                                                ===========       ===========
Investments in shares of The Trusts, at cost..............      $34,996,226       $10,420,127
The Trusts shares held....................................
 Class A..................................................          108,075            62,053
 Class B..................................................        3,051,070         1,201,777

                                                            EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                            GROWTH INDEX    GROWTH PLUS    VALUE INDEX    VALUE PLUS
                                                           -------------- -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $100,647,853   $131,103,836    $3,117,088    $403,060,245
Receivable for The Trusts shares sold.....................       649,783        281,880            --         863,975
Receivable for policy-related transactions................            --             --       172,365          37,628
                                                            ------------   ------------    ----------    ------------
  Total assets............................................   101,297,636    131,385,716     3,289,453     403,961,848
                                                            ------------   ------------    ----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................            --             --       171,930              --
Payable for policy-related transactions...................       673,571        283,156            --         787,528
                                                            ------------   ------------    ----------    ------------
  Total liabilities.......................................       673,571        283,156       171,930         787,528
                                                            ------------   ------------    ----------    ------------
Net Assets................................................  $100,624,065   $131,102,560    $3,117,523    $403,174,320
                                                            ============   ============    ==========    ============
Net Assets:
Accumulation Units........................................   100,593,801    131,071,368     3,117,059     402,966,058
Accumulation nonunitized..................................            --             --            --          83,461
Retained by AXA Equitable in Separate Account FP..........        30,264         31,192           464         124,801
                                                            ------------   ------------    ----------    ------------
Total net assets..........................................  $100,624,065   $131,102,560    $3,117,523    $403,174,320
                                                            ============   ============    ==========    ============
Investments in shares of The Trusts, at cost..............  $ 93,477,334   $121,021,953    $3,234,358    $615,759,348
The Trusts shares held....................................
 Class A..................................................     1,073,806        462,417       361,149      32,133,912
 Class B..................................................    12,419,765      8,511,066       308,716      11,960,418

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/LORD ABBETT    EQ/LORD ABBETT
                                                            GROWTH AND INCOME   LARGE CAP CORE
                                                           ------------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........      $1,838,084        $8,398,882
Receivable for The Trusts shares sold.....................              18                --
Receivable for policy-related transactions................              --             7,363
                                                                ----------        ----------
  Total assets............................................       1,838,102         8,406,245
                                                                ----------        ----------
Liabilities:
Payable for The Trusts shares purchased...................              --             7,363
Payable for policy-related transactions...................              18                --
                                                                ----------        ----------
  Total liabilities.......................................              18             7,363
                                                                ----------        ----------
Net Assets................................................      $1,838,084        $8,398,882
                                                                ==========        ==========
Net Assets:
Accumulation Units........................................       1,831,204         8,398,856
Accumulation nonunitized..................................              --                --
Retained by AXA Equitable in Separate Account FP..........           6,880                26
                                                                ----------        ----------
Total net assets..........................................      $1,838,084        $8,398,882
                                                                ==========        ==========
Investments in shares of The Trusts, at cost..............      $1,744,423        $7,446,903
The Trusts shares held....................................
 Class A..................................................         132,918           520,734
 Class B..................................................          75,039           267,970

                                                             EQ/MID CAP      EQ/MID CAP       EQ/MONEY       EQ/MONTAG &
                                                                INDEX        VALUE PLUS        MARKET      CALDWELL GROWTH
                                                           -------------- --------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........  $ 85,350,384   $225,778,614    $390,347,032      $18,307,487
Receivable for The Trusts shares sold.....................        15,646        801,443              35               --
Receivable for policy-related transactions................            --             --      10,508,016            3,353
                                                            ------------   ------------    ------------      -----------
  Total assets............................................    85,366,030    226,580,057     400,855,083       18,310,840
                                                            ------------   ------------    ------------      -----------
Liabilities:
Payable for The Trusts shares purchased...................            --             --      14,635,278            3,353
Payable for policy-related transactions...................        15,655        751,974              --               --
                                                            ------------   ------------    ------------      -----------
  Total liabilities.......................................        15,655        751,974      14,635,278            3,353
                                                            ------------   ------------    ------------      -----------
Net Assets................................................  $ 85,350,375   $225,828,083    $386,219,805      $18,307,487
                                                            ============   ============    ============      ===========
Net Assets:
Accumulation Units........................................    85,295,069    225,703,269     385,336,847       18,307,013
Accumulation nonunitized..................................            --             --         687,231               --
Retained by AXA Equitable in Separate Account FP..........        55,306        124,814         195,727              474
                                                            ------------   ------------    ------------      -----------
Total net assets..........................................  $ 85,350,375   $225,828,083    $386,219,805      $18,307,487
                                                            ============   ============    ============      ===========
Investments in shares of The Trusts, at cost..............  $118,360,478   $233,269,956    $390,239,845      $16,629,709
The Trusts shares held....................................
 Class A..................................................     2,839,476     26,433,158     306,061,534        1,750,077
 Class B..................................................     9,952,710        818,197      84,122,218        1,472,849

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                              SHORT BOND      BOND PLUS     COMPANY INDEX
                                                           --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........   $54,974,152    $112,978,547     $46,066,802
Receivable for The Trusts shares sold.....................            --               7              --
Receivable for policy-related transactions................        23,159         455,642          47,753
                                                             -----------    ------------     -----------
  Total assets............................................    54,997,311     113,434,196      46,114,555
                                                             -----------    ------------     -----------
Liabilities:
Payable for The Trusts shares purchased...................        20,773         445,692          47,831
Payable for policy-related transactions...................            --              --              --
                                                             -----------    ------------     -----------
  Total liabilities.......................................        20,773         445,692          47,831
                                                             -----------    ------------     -----------
Net Assets................................................   $54,976,538    $112,988,504     $46,066,724
                                                             ===========    ============     ===========
Net Assets:
Accumulation Units........................................    54,972,496     112,669,147      46,002,019
Accumulation nonunitized..................................            --         131,049              --
Retained by AXA Equitable in Separate Account FP..........         4,042         188,308          64,705
                                                             -----------    ------------     -----------
Total net assets..........................................   $54,976,538    $112,988,504     $46,066,724
                                                             ===========    ============     ===========
Investments in shares of The Trusts, at cost..............   $55,909,646    $120,061,763     $55,208,939
The Trusts shares held....................................
 Class A..................................................     3,594,472       9,372,209       4,295,551
 Class B..................................................     1,957,951       3,168,771       1,168,212

                                                            EQ/T. ROWE PRICE   EQ/UBS GROWTH   EQ/VAN KAMPEN
                                                            GROWTH STOCK         AND INCOME       COMSTOCK
                                                           ------------------ --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........     $33,277,498       $4,761,411      $2,536,095
Receivable for The Trusts shares sold.....................         103,968               --              17
Receivable for policy-related transactions................              --            1,590              --
                                                               -----------       ----------      ----------
  Total assets............................................      33,381,466        4,763,001       2,536,112
                                                               -----------       ----------      ----------
Liabilities:
Payable for The Trusts shares purchased...................              --            1,590              --
Payable for policy-related transactions...................         102,835               --              17
                                                               -----------       ----------      ----------
  Total liabilities.......................................         102,835            1,590              17
                                                               -----------       ----------      ----------
Net Assets................................................     $33,278,631       $4,761,411      $2,536,095
                                                               ===========       ==========      ==========
Net Assets:
Accumulation Units........................................      33,221,631        4,761,383       2,535,809
Accumulation nonunitized..................................              --               --              --
Retained by AXA Equitable in Separate Account FP..........          57,000               28             286
                                                               -----------       ----------      ----------
Total net assets..........................................     $33,278,631       $4,761,411      $2,536,095
                                                               ===========       ==========      ==========
Investments in shares of The Trusts, at cost..............     $32,603,061       $5,212,353      $2,585,129
The Trusts shares held....................................
 Class A..................................................          54,506               --         152,426
 Class B..................................................       1,828,085          898,159         149,924

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                                                                FIDELITY(R)
                                                             EQ/VAN KAMPEN    FIDELITY(R)   VIP ASSET MANAGER:
                                                            MID CAP GROWTH   MONEY MARKET         GROWTH
                                                           ---------------- -------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........    $33,617,162    $14,014,043        $6,144,280
Receivable for The Trusts shares sold.....................             --      1,939,377           121,030
Receivable for policy-related transactions................          9,674             --                --
                                                              -----------    -----------        ----------
  Total assets............................................     33,626,836     15,953,420         6,265,310
                                                              -----------    -----------        ----------
Liabilities:
Payable for The Trusts shares purchased...................          9,722             --                --
Payable for policy-related transactions...................             --      1,939,377           121,030
                                                              -----------    -----------        ----------
  Total liabilities.......................................          9,722      1,939,377           121,030
                                                              -----------    -----------        ----------
Net Assets................................................    $33,617,114    $14,014,043        $6,144,280
                                                              ===========    ===========        ==========
Net Assets:
Accumulation Units........................................     33,616,903     14,014,001         6,143,687
Accumulation nonunitized..................................             --             --                --
Retained by AXA Equitable in Separate Account FP..........            211             42               593
                                                              -----------    -----------        ----------
Total net assets..........................................    $33,617,114    $14,014,043        $6,144,280
                                                              ===========    ===========        ==========
Investments in shares of The Trusts, at cost..............    $31,079,274    $14,014,031        $6,074,623
The Trusts shares held....................................
 Class A..................................................      1,850,658             --                --
 Class B..................................................        724,631     14,014,042           491,149

                                                              FIDELITY(R)        FIDELITY(R)        FIDELITY(R)
                                                            VIP CONTRAFUND   VIP EQUITY-INCOME   VIP GROWTH & INCOME
                                                           ---------------- ------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........    $38,823,031        $5,370,255          $4,741,635
Receivable for The Trusts shares sold.....................      1,080,113           113,104              89,403
Receivable for policy-related transactions................             --                --                  --
                                                              -----------        ----------          ----------
  Total assets............................................     39,903,144         5,483,359           4,831,038
                                                              -----------        ----------          ----------
Liabilities:
Payable for The Trusts shares purchased...................             --                --                  --
Payable for policy-related transactions...................      1,080,113           113,211              89,403
                                                              -----------        ----------          ----------
  Total liabilities.......................................      1,080,113           113,211              89,403
                                                              -----------        ----------          ----------
Net Assets................................................    $38,823,031        $5,370,148          $4,741,635
                                                              ===========        ==========          ==========
Net Assets:
Accumulation Units........................................     38,819,893         5,367,717           4,741,505
Accumulation nonunitized..................................             --                --                  --
Retained by AXA Equitable in Separate Account FP..........          3,138             2,431                 130
                                                              -----------        ----------          ----------
Total net assets..........................................    $38,823,031        $5,370,148          $4,741,635
                                                              ===========        ==========          ==========
Investments in shares of The Trusts, at cost..............    $38,405,805        $5,887,007          $4,569,539
The Trusts shares held....................................
 Class A..................................................             --                --                  --
 Class B..................................................      1,913,407           324,095             435,012

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            FIDELITY(R) VIP     FIDELITY(R) VIP
                                                              HIGH INCOME    INVESTMENT GRADE BOND
                                                           ---------------- -----------------------
Assets:
Investments in shares of The Trusts, at fair value........    $17,838,447         $19,978,416
Receivable for The Trusts shares sold.....................        935,034             984,079
Receivable for policy-related transactions................             --                  --
                                                              -----------         -----------
  Total assets............................................     18,773,481          20,962,495
                                                              -----------         -----------
Liabilities:
Payable for The Trusts shares purchased...................             --                  --
Payable for policy-related transactions...................        935,034             984,079
                                                              -----------         -----------
  Total liabilities.......................................        935,034             984,079
                                                              -----------         -----------
Net Assets................................................    $17,838,447         $19,978,416
                                                              ===========         ===========
Net Assets:
Accumulation Units........................................     17,838,156          19,978,199
Accumulation nonunitized..................................             --                  --
Retained by AXA Equitable in Separate Account FP..........            291                 217
                                                              -----------         -----------
Total net assets..........................................    $17,838,447         $19,978,416
                                                              ===========         ===========
Investments in shares of The Trusts, at cost..............    $16,261,659         $19,375,649
The Trusts shares held....................................
 Class A..................................................             --                  --
 Class B..................................................      3,443,716           1,629,561

                                                            FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                                MID CAP            VALUE        VALUE STRATEGIES
                                                           ----------------- ----------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........    $31,698,308        $5,446,361        $5,964,033
Receivable for The Trusts shares sold.....................        626,600            95,824           238,455
Receivable for policy-related transactions................             --                --                --
                                                              -----------        ----------        ----------
  Total assets............................................     32,324,908         5,542,185         6,202,488
                                                              -----------        ----------        ----------
Liabilities:
Payable for The Trusts shares purchased...................             --                --                --
Payable for policy-related transactions...................        626,787            95,824           238,455
                                                              -----------        ----------        ----------
  Total liabilities.......................................        626,787            95,824           238,455
                                                              -----------        ----------        ----------
Net Assets................................................    $31,698,121        $5,446,361        $5,964,033
                                                              ===========        ==========        ==========
Net Assets:
Accumulation Units........................................     31,690,101         5,439,205         5,963,946
Accumulation nonunitized..................................             --                --                --
Retained by AXA Equitable in Separate Account FP..........          8,020             7,156                87
                                                              -----------        ----------        ----------
Total net assets..........................................    $31,698,121        $5,446,361        $5,964,033
                                                              ===========        ==========        ==========
Investments in shares of The Trusts, at cost..............    $33,705,664        $5,308,177        $5,141,834
The Trusts shares held....................................
 Class A..................................................             --                --                --
 Class B..................................................      1,262,881           580,635           767,572

                                                              MULTIMANAGER
                                                            AGGRESSIVE EQUITY
                                                           ------------------
Assets:
Investments in shares of The Trusts, at fair value........    $350,478,009
Receivable for The Trusts shares sold.....................         807,161
Receivable for policy-related transactions................              --
                                                              ------------
  Total assets............................................     351,285,170
                                                              ------------
Liabilities:
Payable for The Trusts shares purchased...................              --
Payable for policy-related transactions...................       1,037,211
                                                              ------------
  Total liabilities.......................................       1,037,211
                                                              ------------
Net Assets................................................    $350,247,959
                                                              ============
Net Assets:
Accumulation Units........................................     349,648,596
Accumulation nonunitized..................................         575,062
Retained by AXA Equitable in Separate Account FP..........          24,301
                                                              ------------
Total net assets..........................................    $350,247,959
                                                              ============
Investments in shares of The Trusts, at cost..............    $364,022,055
The Trusts shares held....................................
 Class A..................................................      14,217,984
 Class B..................................................         801,694

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                          MULTIMANAGER       MULTIMANAGER
                                                           CORE BOND     INTERNATIONAL EQUITY
                                                        --------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value.....  $106,251,965         $54,596,843
Receivable for The Trusts shares sold..................       758,180               3,764
Receivable for policy-related transactions.............            --                  --
                                                         ------------         -----------
  Total assets.........................................   107,010,145          54,600,607
                                                         ------------         -----------
Liabilities:
Payable for The Trusts shares purchased................            --                  --
Payable for policy-related transactions................       758,294               3,732
                                                         ------------         -----------
  Total liabilities....................................       758,294               3,732
                                                         ------------         -----------
Net Assets.............................................  $106,251,851         $54,596,875
                                                         ============         ===========
Net Assets:
Accumulation Units.....................................   106,241,001          54,566,339
Accumulation nonunitized...............................            --                  --
Retained by AXA Equitable in Separate Account FP.......        10,850              30,536
                                                         ------------         -----------
Total net assets.......................................  $106,251,851         $54,596,875
                                                         ============         ===========
Investments in shares of The Trusts, at cost...........  $105,366,852         $68,217,504
The Trusts shares held.................................
 Class A...............................................     2,418,930           1,354,630
 Class B...............................................     7,899,416           3,790,725

                                                              MULTIMANAGER         MULTIMANAGER       MULTIMANAGER
                                                         LARGE CAP CORE EQUITY   LARGE CAP GROWTH   LARGE CAP VALUE
                                                        ----------------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value.....        $7,544,795           $16,841,231       $34,396,082
Receivable for The Trusts shares sold..................                --                 5,719                --
Receivable for policy-related transactions.............             6,485                    --            23,272
                                                               ----------           -----------       -----------
  Total assets.........................................         7,551,280            16,846,950        34,419,354
                                                               ----------           -----------       -----------
Liabilities:
Payable for The Trusts shares purchased................             6,372                    --            21,856
Payable for policy-related transactions................                --                 5,719                --
                                                               ----------           -----------       -----------
  Total liabilities....................................             6,372                 5,719            21,856
                                                               ----------           -----------       -----------
Net Assets.............................................        $7,544,908           $16,841,231       $34,397,498
                                                               ==========           ===========       ===========
Net Assets:
Accumulation Units.....................................         7,534,577            16,818,820        34,360,985
Accumulation nonunitized...............................                --                    --                --
Retained by AXA Equitable in Separate Account FP.......            10,331                22,411            36,513
                                                               ----------           -----------       -----------
Total net assets.......................................        $7,544,908           $16,841,231       $34,397,498
                                                               ==========           ===========       ===========
Investments in shares of The Trusts, at cost...........        $8,448,206           $19,272,452       $41,875,297
The Trusts shares held.................................
 Class A...............................................           387,634             1,019,133         1,137,756
 Class B...............................................           437,715             1,300,660         2,807,282

                                                          MULTIMANAGER
                                                         MID CAP GROWTH
                                                        ---------------
Assets:
Investments in shares of The Trusts, at fair value.....   $26,405,240
Receivable for The Trusts shares sold..................         3,134
Receivable for policy-related transactions.............            --
                                                          -----------
  Total assets.........................................    26,408,374
                                                          -----------
Liabilities:
Payable for The Trusts shares purchased................            --
Payable for policy-related transactions................         3,004
                                                          -----------
  Total liabilities....................................         3,004
                                                          -----------
Net Assets.............................................   $26,405,370
                                                          ===========
Net Assets:
Accumulation Units.....................................    26,375,167
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......        30,203
                                                          -----------
Total net assets.......................................   $26,405,370
                                                          ===========
Investments in shares of The Trusts, at cost...........   $29,284,424
The Trusts shares held.................................
 Class A...............................................     1,266,311
 Class B...............................................     2,428,517

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                             MULTIMANAGER      MULTIMANAGER
                                                            MID CAP VALUE   MULTI-SECTOR BOND
                                                           --------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value........   $52,112,638       $132,631,971
Receivable for The Trusts shares sold.....................       257,604            829,963
Receivable for policy-related transactions................            --              6,303
                                                             -----------       ------------
  Total assets............................................    52,370,242        133,468,237
                                                             -----------       ------------
Liabilities:
Payable for The Trusts shares purchased...................            --                 --
Payable for policy-related transactions...................       257,922            873,286
                                                             -----------       ------------
  Total liabilities.......................................       257,922            873,286
                                                             -----------       ------------
Net Assets................................................   $52,112,320       $132,594,951
                                                             ===========       ============
Net Assets:
Accumulation Units........................................    52,010,552        131,871,424
Accumulation nonunitized..................................            --            669,552
Retained by AXA Equitable in Separate Account FP..........       101,768             53,975
                                                             -----------       ------------
Total net assets..........................................   $52,112,320       $132,594,951
                                                             ===========       ============
Investments in shares of The Trusts, at cost..............   $55,361,287       $178,392,833
The Trusts shares held....................................
 Class A..................................................     1,224,512         31,044,823
 Class B..................................................     5,299,594          4,430,443

                                                              MULTIMANAGER       MULTIMANAGER    MULTIMANAGER      NATURAL
                                                            SMALL CAP GROWTH   SMALL CAP VALUE    TECHNOLOGY      RESOURCES
                                                           ------------------ ----------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........     $6,548,643        $28,100,132     $80,086,940    $28,941,681
Receivable for The Trusts shares sold.....................         20,866                 --         506,080        118,327
Receivable for policy-related transactions................             --             79,333              --             --
                                                               ----------        -----------     -----------    -----------
  Total assets............................................      6,569,509         28,179,465      80,593,020     29,060,008
                                                               ----------        -----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................             --             79,807              --             --
Payable for policy-related transactions...................         19,168                 --         505,522        118,320
                                                               ----------        -----------     -----------    -----------
  Total liabilities.......................................         19,168             79,807         505,522        118,320
                                                               ----------        -----------     -----------    -----------
Net Assets................................................     $6,550,341        $28,099,658     $80,087,498    $28,941,688
                                                               ==========        ===========     ===========    ===========
Net Assets:
Accumulation Units........................................      6,549,390         28,064,185      80,018,561     28,941,688
Accumulation nonunitized..................................             --                 --              --             --
Retained by AXA Equitable in Separate Account FP..........            951             35,473          68,937             --
                                                               ----------        -----------     -----------    -----------
Total net assets..........................................     $6,550,341        $28,099,658     $80,087,498    $28,941,688
                                                               ==========        ===========     ===========    ===========
Investments in shares of The Trusts, at cost..............     $6,841,031        $36,854,332     $71,926,559    $24,566,809
The Trusts shares held....................................
 Class A..................................................             --          1,318,733       1,076,089             --
 Class B..................................................        946,968          1,918,998       6,261,321        784,753

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            TARGET 2015  TARGET 2025   TARGET 2035   TARGET 2045   VANGUARD VIF
                                                            ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION   EQUITY INDEX
                                                           ------------ ------------- ------------- ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $3,249,703   $1,630,865    $1,281,366      $152,708     $5,113,662
Receivable for The Trusts shares sold.....................       9,914           --         5,600       159,952             --
Receivable for policy-related transactions................          --          632            --            --          7,267
                                                            ----------   ----------    ----------      --------     ----------
  Total assets............................................   3,259,617    1,631,497     1,286,966       312,660      5,120,929
                                                            ----------   ----------    ----------      --------     ----------
Liabilities:
Payable for The Trusts shares purchased...................          --          640            --            --          7,267
Payable for policy-related transactions...................       9,914           --         5,600       159,952             --
                                                            ----------   ----------    ----------      --------     ----------
  Total liabilities.......................................       9,914          640         5,600       159,952          7,267
                                                            ----------   ----------    ----------      --------     ----------
Net Assets................................................  $3,249,703   $1,630,857    $1,281,366      $152,708     $5,113,662
                                                            ==========   ==========    ==========      ========     ==========
Net Assets:
Accumulation Units........................................   3,249,703    1,630,843     1,281,366       152,708      5,108,692
Accumulation nonunitized..................................          --           --            --            --             --
Retained by AXA Equitable in Separate Account FP..........          --           14            --            --          4,970
                                                            ----------   ----------    ----------      --------     ----------
Total net assets..........................................  $3,249,703   $1,630,857    $1,281,366      $152,708     $5,113,662
                                                            ==========   ==========    ==========      ========     ==========
Investments in shares of The Trusts, at cost..............  $3,072,663   $1,470,615    $1,186,890      $150,429     $5,883,014
The Trusts shares held....................................
 Class A..................................................          --           --            --            --        242,239
 Class B..................................................     391,275      201,859       160,686        20,044             --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                             Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                            ------------------   -------------   -----------------   -------------------------
AXA AGGRESSIVE ALLOCATION................   0.00%                A                   $  13.10                     --
AXA AGGRESSIVE ALLOCATION................   0.00%                A                   $  78.58                     12
AXA AGGRESSIVE ALLOCATION................   0.00%                A                   $ 130.17                    224
AXA AGGRESSIVE ALLOCATION................   0.60%                A                   $ 125.37                    285
AXA AGGRESSIVE ALLOCATION................   0.80%                A                   $ 123.80                      1
AXA AGGRESSIVE ALLOCATION................   0.90%                A                   $ 123.02                     19
AXA AGGRESSIVE ALLOCATION................   0.00%                B                   $ 128.17                    250
AXA AGGRESSIVE ALLOCATION................   0.60%                B                   $ 123.44                     92
AXA AGGRESSIVE ALLOCATION................   0.90%                B                   $ 121.13                     --
AXA BALANCED STRATEGY....................   0.00%                B                   $ 101.74                     --
AXA CONSERVATIVE ALLOCATION..............   0.00%                A                   $  11.33                      1
AXA CONSERVATIVE ALLOCATION..............   0.00%                A                   $ 101.66                     --
AXA CONSERVATIVE ALLOCATION..............   0.00%                A                   $ 124.37                     49
AXA CONSERVATIVE ALLOCATION..............   0.60%                A                   $ 119.78                    175
AXA CONSERVATIVE ALLOCATION..............   0.80%                A                   $ 118.28                     --
AXA CONSERVATIVE ALLOCATION..............   0.90%                A                   $ 117.54                     10
AXA CONSERVATIVE ALLOCATION..............   0.00%                B                   $ 122.45                     27
AXA CONSERVATIVE ALLOCATION..............   0.60%                B                   $ 117.93                     30
AXA CONSERVATIVE ALLOCATION..............   0.90%                B                   $ 115.72                     --
AXA CONSERVATIVE GROWTH STRATEGY.........   0.00%                B                   $ 101.49                     --
AXA CONSERVATIVE STRATEGY................   0.00%                B                   $ 100.81                     --
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                A                   $  11.80                      9
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                A                   $  94.86                      1
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                A                   $ 124.89                     62
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%                A                   $ 120.28                    205
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.80%                A                   $ 118.77                      1
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%                A                   $ 118.03                      5
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.00%                B                   $ 122.96                     52
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.60%                B                   $ 118.42                     39
AXA CONSERVATIVE-PLUS ALLOCATION.........   0.90%                B                   $ 116.20                     --
AXA GROWTH STRATEGY......................   0.00%                B                   $ 102.40                      2
AXA MODERATE ALLOCATION..................   0.00%                A                   $  12.10                     12
AXA MODERATE ALLOCATION..................   0.00%                A                   $  91.06                     28
AXA MODERATE ALLOCATION..................   0.00%                A                   $ 260.68                    434
AXA MODERATE ALLOCATION..................   0.60%                A                   $ 582.35                  1,427
AXA MODERATE ALLOCATION..................   0.80%                A                   $ 189.93                     20
AXA MODERATE ALLOCATION..................   0.90%                A                   $ 241.38                    330
AXA MODERATE ALLOCATION..................   0.00%                B                   $ 128.99                    313
AXA MODERATE ALLOCATION..................   0.60%                B                   $ 123.58                    613
AXA MODERATE ALLOCATION..................   0.90%                B                   $ 130.72                     --
AXA MODERATE GROWTH STRATEGY.............   0.00%                B                   $ 102.03                     37
AXA MODERATE-PLUS ALLOCATION.............   0.00%                A                   $  12.59                      8
AXA MODERATE-PLUS ALLOCATION.............   0.00%                A                   $  85.28                     27
AXA MODERATE-PLUS ALLOCATION.............   0.00%                A                   $ 132.87                    644
AXA MODERATE-PLUS ALLOCATION.............   0.60%                A                   $ 127.96                    814
AXA MODERATE-PLUS ALLOCATION.............   0.80%                A                   $ 126.36                      5
AXA MODERATE-PLUS ALLOCATION.............   0.90%                A                   $ 125.57                    125
AXA MODERATE-PLUS ALLOCATION.............   0.00%                B                   $ 130.81                    663
AXA MODERATE-PLUS ALLOCATION.............   0.60%                B                   $ 125.98                    337
AXA MODERATE-PLUS ALLOCATION.............   0.90%                B                   $ 123.62                     --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -------------   -----------------   -------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%                A                   $  13.49                     --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%                A                   $ 156.28                    458
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%                A                   $ 143.01                  1,995
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.80%                A                   $ 117.64                     15
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%                A                   $ 136.77                    201
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.00%                B                   $ 107.23                     60
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.60%                B                   $ 106.74                    464
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........   0.90%                B                   $ 101.19                     --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%                A                   $  14.24                      1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%                A                   $ 187.20                    203
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%                A                   $ 173.45                    400
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.80%                A                   $ 169.08                      6
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%                A                   $ 166.93                     54
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.00%                B                   $ 154.43                     18
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.60%                B                   $ 129.19                    321
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........   0.90%                B                   $ 124.79                     --
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                A                   $  13.36                      2
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                A                   $ 124.85                      9
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                A                   $ 174.33                    120
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%                A                   $ 167.91                      6
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.00%                B                   $ 230.61                    133
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%                B                   $ 139.74                     47
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.60%                B                   $ 213.69                    436
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.80%                B                   $ 208.30                      4
EQ/BLACKROCK BASIC VALUE EQUITY..............   0.90%                B                   $ 205.66                     38
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                A                   $  13.98                      1
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                A                   $ 149.90                      8
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                A                   $ 190.88                    102
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%                A                   $ 141.34                      5
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.00%                B                   $ 140.29                    228
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%                B                   $ 142.13                      8
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.60%                B                   $ 145.13                    516
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.80%                B                   $ 129.08                      3
EQ/BLACKROCK INTERNATIONAL VALUE.............   0.90%                B                   $ 140.20                     51
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%                A                   $  74.69                      2
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%                A                   $  73.49                     50
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.80%                A                   $  73.09                     --
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%                A                   $  72.89                      5
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.00%                B                   $ 103.43                     48
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.60%                B                   $  72.99                     13
EQ/BOSTON ADVISORS EQUITY INCOME.............   0.90%                B                   $  72.39                     --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%                A                   $ 127.56                     --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.00%                B                   $  80.31                      2
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.60%                B                   $  75.45                      4
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.80%                B                   $  73.88                     --
EQ/CALVERT SOCIALLY RESPONSIBLE..............   0.90%                B                   $  73.12                     --
EQ/CAPITAL GUARDIAN GROWTH...................   0.00%                A                   $ 129.23                      3
EQ/CAPITAL GUARDIAN GROWTH...................   0.00%                B                   $  69.81                     12
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%                B                   $  66.25                      5
EQ/CAPITAL GUARDIAN GROWTH...................   0.60%                B                   $  75.46                     47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                        Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                       ------------------   -------------   -----------------   -------------------------
EQ/CAPITAL GUARDIAN GROWTH..........   0.80%                B                   $  64.23                     --
EQ/CAPITAL GUARDIAN GROWTH..........   0.90%                B                   $  72.89                      6
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                A                   $  13.13                      1
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                A                   $ 113.79                      6
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                A                   $ 154.58                     49
EQ/CAPITAL GUARDIAN RESEARCH........   0.60%                A                   $ 101.67                      8
EQ/CAPITAL GUARDIAN RESEARCH........   0.00%                B                   $ 118.02                    113
EQ/CAPITAL GUARDIAN RESEARCH........   0.60%                B                   $ 110.90                    568
EQ/CAPITAL GUARDIAN RESEARCH........   0.80%                B                   $ 108.62                      5
EQ/CAPITAL GUARDIAN RESEARCH........   0.90%                B                   $ 107.49                     53
EQ/COMMON STOCK INDEX...............   0.00%                A                   $  12.91                      1
EQ/COMMON STOCK INDEX...............   0.00%                A                   $ 266.33                    603
EQ/COMMON STOCK INDEX...............   0.60%                A                   $ 700.97                  1,387
EQ/COMMON STOCK INDEX...............   0.80%                A                   $ 170.37                     57
EQ/COMMON STOCK INDEX...............   0.90%                A                   $ 291.37                    271
EQ/COMMON STOCK INDEX...............   0.00%                B                   $  83.59                     78
EQ/COMMON STOCK INDEX...............   0.60%                B                   $  94.49                  1,356
EQ/COMMON STOCK INDEX...............   0.90%                B                   $  91.28                     --
EQ/CORE BOND INDEX..................   0.00%                A                   $ 114.76                    158
EQ/CORE BOND INDEX..................   0.00%                A                   $ 119.94                      9
EQ/CORE BOND INDEX..................   0.60%                A                   $ 117.23                      8
EQ/CORE BOND INDEX..................   0.60%                A                   $ 140.02                     49
EQ/CORE BOND INDEX..................   0.60%                A                   $ 140.15                     36
EQ/CORE BOND INDEX..................   0.80%                A                   $ 112.41                     --
EQ/CORE BOND INDEX..................   0.90%                A                   $ 111.50                     17
EQ/CORE BOND INDEX..................   0.00%                B                   $ 119.83                     53
EQ/CORE BOND INDEX..................   0.60%                B                   $ 137.63                     16
EQ/CORE BOND INDEX..................   0.60%                B                   $ 140.02                     79
EQ/CORE BOND INDEX..................   0.90%                B                   $ 135.26                     --
EQ/EQUITY 500 INDEX.................   0.00%                A                   $  12.55                      1
EQ/EQUITY 500 INDEX.................   0.00%                A                   $ 301.80                    485
EQ/EQUITY 500 INDEX.................   0.60%                A                   $ 277.24                    889
EQ/EQUITY 500 INDEX.................   0.80%                A                   $ 189.14                     16
EQ/EQUITY 500 INDEX.................   0.90%                A                   $ 264.28                    146
EQ/EQUITY 500 INDEX.................   0.00%                B                   $  91.81                    165
EQ/EQUITY 500 INDEX.................   0.60%                B                   $  89.00                    884
EQ/EQUITY 500 INDEX.................   0.90%                B                   $  98.92                     --
EQ/EQUITY GROWTH PLUS...............   0.00%                A                   $  12.50                     --
EQ/EQUITY GROWTH PLUS...............   0.00%                A                   $ 120.75                      9
EQ/EQUITY GROWTH PLUS...............   0.00%                A                   $ 150.08                    200
EQ/EQUITY GROWTH PLUS...............   0.60%                A                   $ 144.56                     18
EQ/EQUITY GROWTH PLUS...............   0.00%                B                   $ 143.43                    155
EQ/EQUITY GROWTH PLUS...............   0.60%                B                   $ 136.49                    494
EQ/EQUITY GROWTH PLUS...............   0.80%                B                   $ 134.24                      2
EQ/EQUITY GROWTH PLUS...............   0.90%                B                   $ 133.13                     35
EQ/EVERGREEN OMEGA..................   0.00%                A                   $  14.39                     --
EQ/EVERGREEN OMEGA..................   0.00%                A                   $ 135.42                      2
EQ/EVERGREEN OMEGA..................   0.00%                A                   $ 190.92                     10
EQ/EVERGREEN OMEGA..................   0.00%                B                   $ 109.78                     63
EQ/EVERGREEN OMEGA..................   0.60%                B                   $  99.96                    160
EQ/EVERGREEN OMEGA..................   0.80%                B                   $ 101.03                      1

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -------------   -----------------   -------------------------
EQ/EVERGREEN OMEGA...........................   0.90%                B                   $  96.82                    --
EQ/EVERGREEN OMEGA...........................   0.90%                B                   $  99.98                    11
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.00%                B                   $  99.11                    11
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.00%                B                   $ 123.62                    12
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.60%                B                   $  97.51                    36
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.80%                B                   $  96.99                    --
EQ/GAMCO MERGERS AND ACQUISITIONS............   0.90%                B                   $  96.72                     5
EQ/GAMCO SMALL COMPANY VALUE.................   0.00%                B                   $  98.58                    13
EQ/GAMCO SMALL COMPANY VALUE.................   0.00%                B                   $ 150.93                   144
EQ/GAMCO SMALL COMPANY VALUE.................   0.60%                B                   $  96.99                   256
EQ/GAMCO SMALL COMPANY VALUE.................   0.80%                B                   $  96.47                     1
EQ/GAMCO SMALL COMPANY VALUE.................   0.90%                B                   $  96.20                    32
EQ/GLOBAL BOND PLUS..........................   0.00%                A                   $  10.97                     1
EQ/GLOBAL BOND PLUS..........................   0.00%                A                   $ 125.42                   114
EQ/GLOBAL BOND PLUS..........................   0.60%                A                   $ 115.56                    75
EQ/GLOBAL BOND PLUS..........................   0.80%                A                   $ 114.93                    --
EQ/GLOBAL BOND PLUS..........................   0.90%                A                   $ 114.62                    11
EQ/GLOBAL BOND PLUS..........................   0.00%                B                   $ 120.05                    26
EQ/GLOBAL BOND PLUS..........................   0.60%                B                   $ 114.71                    42
EQ/GLOBAL BOND PLUS..........................   0.90%                B                   $ 113.78                    --
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                A                   $  15.86                    --
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                A                   $ 224.31                    17
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                A                   $ 361.16                    85
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.00%                B                   $ 194.58                   287
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%                B                   $ 180.62                   712
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.60%                B                   $ 244.90                    27
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.80%                B                   $ 176.18                     4
EQ/GLOBAL MULTI-SECTOR EQUITY................   0.90%                B                   $ 174.00                    62
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                A                   $  10.04                     1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                A                   $ 209.40                   188
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%                A                   $ 234.10                   188
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.80%                A                   $ 167.62                     3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%                A                   $ 190.91                    30
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                B                   $ 110.91                     1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.00%                B                   $ 151.12                     8
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.60%                B                   $ 141.71                   161
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........   0.90%                B                   $ 140.25                    --
EQ/INTERNATIONAL CORE PLUS...................   0.00%                A                   $ 196.72                    17
EQ/INTERNATIONAL CORE PLUS...................   0.60%                A                   $ 147.40                     4
EQ/INTERNATIONAL CORE PLUS...................   0.00%                B                   $ 128.10                    44
EQ/INTERNATIONAL CORE PLUS...................   0.60%                B                   $ 119.98                   144
EQ/INTERNATIONAL CORE PLUS...................   0.80%                B                   $ 117.86                    --
EQ/INTERNATIONAL CORE PLUS...................   0.90%                B                   $ 116.29                     9
EQ/INTERNATIONAL GROWTH......................   0.00%                B                   $  87.01                    50
EQ/INTERNATIONAL GROWTH......................   0.00%                B                   $ 138.85                    23
EQ/INTERNATIONAL GROWTH......................   0.60%                B                   $  85.60                   155
EQ/INTERNATIONAL GROWTH......................   0.80%                B                   $  85.14                    --
EQ/INTERNATIONAL GROWTH......................   0.90%                B                   $  84.91                    21
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%                A                   $  13.51                    --
EQ/JPMORGAN VALUE OPPORTUNITIES..............   0.00%                A                   $ 117.94                     3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                           Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                          ------------------   -------------   -----------------   -------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.00%                A                   $ 153.64                      4
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.00%                B                   $ 144.25                     57
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.60%                B                   $  93.80                     14
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.60%                B                   $ 133.66                    112
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.80%                B                   $ 130.29                      2
EQ/JPMORGAN VALUE OPPORTUNITIES........   0.90%                B                   $ 128.64                     17
EQ/LARGE CAP CORE PLUS.................   0.00%                A                   $  12.72                     --
EQ/LARGE CAP CORE PLUS.................   0.00%                A                   $ 118.39                     --
EQ/LARGE CAP CORE PLUS.................   0.00%                A                   $ 142.75                      3
EQ/LARGE CAP CORE PLUS.................   0.60%                A                   $ 103.78                     --
EQ/LARGE CAP CORE PLUS.................   0.00%                B                   $  92.37                     12
EQ/LARGE CAP CORE PLUS.................   0.60%                B                   $  86.67                     63
EQ/LARGE CAP CORE PLUS.................   0.80%                B                   $  84.84                     --
EQ/LARGE CAP CORE PLUS.................   0.90%                B                   $  83.94                     20
EQ/LARGE CAP GROWTH INDEX..............   0.00%                A                   $  14.37                     --
EQ/LARGE CAP GROWTH INDEX..............   0.00%                A                   $ 128.29                      4
EQ/LARGE CAP GROWTH INDEX..............   0.00%                A                   $ 154.23                     49
EQ/LARGE CAP GROWTH INDEX..............   0.60%                A                   $ 107.11                      1
EQ/LARGE CAP GROWTH INDEX..............   0.00%                B                   $  77.13                    184
EQ/LARGE CAP GROWTH INDEX..............   0.60%                B                   $  72.37                  1,032
EQ/LARGE CAP GROWTH INDEX..............   0.80%                B                   $  70.85                      9
EQ/LARGE CAP GROWTH INDEX..............   0.90%                B                   $  70.10                     43
EQ/LARGE CAP GROWTH PLUS...............   0.00%                A                   $  13.44                     --
EQ/LARGE CAP GROWTH PLUS...............   0.00%                A                   $ 131.55                      5
EQ/LARGE CAP GROWTH PLUS...............   0.00%                A                   $ 173.15                     34
EQ/LARGE CAP GROWTH PLUS...............   0.60%                A                   $ 111.56                      3
EQ/LARGE CAP GROWTH PLUS...............   0.00%                B                   $ 165.73                    112
EQ/LARGE CAP GROWTH PLUS...............   0.60%                B                   $  88.23                     59
EQ/LARGE CAP GROWTH PLUS...............   0.60%                B                   $ 153.56                    610
EQ/LARGE CAP GROWTH PLUS...............   0.80%                B                   $ 149.69                      7
EQ/LARGE CAP GROWTH PLUS...............   0.90%                B                   $ 147.79                     39
EQ/LARGE CAP VALUE INDEX...............   0.00%                A                   $  47.81                      7
EQ/LARGE CAP VALUE INDEX...............   0.60%                A                   $  47.04                     25
EQ/LARGE CAP VALUE INDEX...............   0.80%                A                   $  46.78                     --
EQ/LARGE CAP VALUE INDEX...............   0.90%                A                   $  46.65                      4
EQ/LARGE CAP VALUE INDEX...............   0.00%                B                   $  55.34                     15
EQ/LARGE CAP VALUE INDEX...............   0.60%                B                   $  46.72                     13
EQ/LARGE CAP VALUE INDEX...............   0.90%                B                   $  46.34                     --
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $  12.00                     --
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $ 101.37                     29
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $ 103.33                    445
EQ/LARGE CAP VALUE PLUS................   0.00%                A                   $ 136.81                    320
EQ/LARGE CAP VALUE PLUS................   0.60%                A                   $  98.49                     22
EQ/LARGE CAP VALUE PLUS................   0.60%                A                   $ 112.44                  1,526
EQ/LARGE CAP VALUE PLUS................   0.80%                A                   $  95.07                     31
EQ/LARGE CAP VALUE PLUS................   0.90%                A                   $ 108.62                    225
EQ/LARGE CAP VALUE PLUS................   0.00%                B                   $ 102.48                     57
EQ/LARGE CAP VALUE PLUS................   0.00%                B                   $ 103.33                      1
EQ/LARGE CAP VALUE PLUS................   0.60%                B                   $  95.77                      9
EQ/LARGE CAP VALUE PLUS................   0.60%                B                   $ 111.52                    917
EQ/LARGE CAP VALUE PLUS................   0.90%                B                   $ 107.73                     --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                            Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                           ------------------   -------------   -----------------   -------------------------
EQ/LORD ABBETT GROWTH AND INCOME........   0.00%                A                   $  74.98                     3
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%                A                   $  73.77                    13
EQ/LORD ABBETT GROWTH AND INCOME........   0.80%                A                   $  73.37                    --
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%                A                   $  73.17                    --
EQ/LORD ABBETT GROWTH AND INCOME........   0.00%                B                   $  97.18                     6
EQ/LORD ABBETT GROWTH AND INCOME........   0.60%                B                   $  73.27                     1
EQ/LORD ABBETT GROWTH AND INCOME........   0.90%                B                   $  72.68                    --
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%                A                   $  90.68                    16
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%                A                   $  89.22                    41
EQ/LORD ABBETT LARGE CAP CORE...........   0.80%                A                   $  88.73                    --
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%                A                   $  88.49                     4
EQ/LORD ABBETT LARGE CAP CORE...........   0.00%                B                   $ 115.16                    11
EQ/LORD ABBETT LARGE CAP CORE...........   0.60%                B                   $  88.62                    18
EQ/LORD ABBETT LARGE CAP CORE...........   0.90%                B                   $  87.90                    --
EQ/MID CAP INDEX........................   0.00%                A                   $  14.25                    --
EQ/MID CAP INDEX........................   0.00%                A                   $ 110.15                     4
EQ/MID CAP INDEX........................   0.00%                A                   $ 162.99                   110
EQ/MID CAP INDEX........................   0.60%                A                   $ 116.57                     7
EQ/MID CAP INDEX........................   0.00%                B                   $ 104.63                   128
EQ/MID CAP INDEX........................   0.60%                B                   $  98.92                   508
EQ/MID CAP INDEX........................   0.80%                B                   $  97.07                     2
EQ/MID CAP INDEX........................   0.90%                B                   $  96.16                    24
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $  14.09                     1
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $ 125.12                    18
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $ 161.75                   185
EQ/MID CAP VALUE PLUS...................   0.00%                A                   $ 173.76                   201
EQ/MID CAP VALUE PLUS...................   0.60%                A                   $ 125.41                    14
EQ/MID CAP VALUE PLUS...................   0.60%                A                   $ 145.59                    53
EQ/MID CAP VALUE PLUS...................   0.60%                A                   $ 149.87                   870
EQ/MID CAP VALUE PLUS...................   0.80%                A                   $ 146.09                     7
EQ/MID CAP VALUE PLUS...................   0.90%                A                   $ 144.24                    76
EQ/MID CAP VALUE PLUS...................   0.00%                B                   $ 161.72                    42
EQ/MID CAP VALUE PLUS...................   0.90%                B                   $ 113.72                    --
EQ/MONEY MARKET.........................   0.00%                A                   $  10.03                    80
EQ/MONEY MARKET.........................   0.00%                A                   $ 171.91                   947
EQ/MONEY MARKET.........................   0.60%                A                   $ 251.62                   531
EQ/MONEY MARKET.........................   0.80%                A                   $ 143.26                     4
EQ/MONEY MARKET.........................   0.90%                A                   $ 159.18                    48
EQ/MONEY MARKET.........................   0.00%                B                   $ 131.48                   299
EQ/MONEY MARKET.........................   0.60%                B                   $ 128.98                   347
EQ/MONEY MARKET.........................   0.90%                B                   $ 124.60                    --
EQ/MONTAG & CALDWELL GROWTH.............   0.00%                A                   $ 102.38                     7
EQ/MONTAG & CALDWELL GROWTH.............   0.60%                A                   $ 100.73                    83
EQ/MONTAG & CALDWELL GROWTH.............   0.80%                A                   $ 100.18                    --
EQ/MONTAG & CALDWELL GROWTH.............   0.90%                A                   $  99.91                     9
EQ/MONTAG & CALDWELL GROWTH.............   0.00%                B                   $ 125.64                    36
EQ/MONTAG & CALDWELL GROWTH.............   0.60%                B                   $ 100.07                    39
EQ/MONTAG & CALDWELL GROWTH.............   0.90%                B                   $  99.25                    --
EQ/PIMCO ULTRA SHORT BOND...............   0.00%                A                   $ 112.94                    89
EQ/PIMCO ULTRA SHORT BOND...............   0.60%                A                   $ 100.94                     4
EQ/PIMCO ULTRA SHORT BOND...............   0.60%                A                   $ 111.13                   205

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                         Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                        ------------------   -------------   -----------------   -------------------------
EQ/PIMCO ULTRA SHORT BOND............   0.80%                A                   $ 110.52                     1
EQ/PIMCO ULTRA SHORT BOND............   0.90%                A                   $ 110.22                    20
EQ/PIMCO ULTRA SHORT BOND............   0.00%                B                   $ 112.94                    --
EQ/PIMCO ULTRA SHORT BOND............   0.00%                B                   $ 116.26                    76
EQ/PIMCO ULTRA SHORT BOND............   0.60%                B                   $ 111.02                    95
EQ/PIMCO ULTRA SHORT BOND............   0.90%                B                   $ 110.12                    --
EQ/QUALITY BOND PLUS.................   0.00%                A                   $  10.85                     1
EQ/QUALITY BOND PLUS.................   0.00%                A                   $ 224.15                   147
EQ/QUALITY BOND PLUS.................   0.60%                A                   $ 191.75                   232
EQ/QUALITY BOND PLUS.................   0.80%                A                   $ 176.48                     2
EQ/QUALITY BOND PLUS.................   0.90%                A                   $ 182.56                    35
EQ/QUALITY BOND PLUS.................   0.00%                B                   $ 151.95                    22
EQ/QUALITY BOND PLUS.................   0.60%                B                   $ 142.27                   176
EQ/QUALITY BOND PLUS.................   0.90%                B                   $ 139.83                    --
EQ/SMALL COMPANY INDEX...............   0.00%                A                   $  13.13                    --
EQ/SMALL COMPANY INDEX...............   0.00%                A                   $  77.97                     3
EQ/SMALL COMPANY INDEX...............   0.00%                A                   $ 194.78                    79
EQ/SMALL COMPANY INDEX...............   0.60%                A                   $ 128.29                    16
EQ/SMALL COMPANY INDEX...............   0.60%                A                   $ 165.48                   102
EQ/SMALL COMPANY INDEX...............   0.80%                A                   $ 162.34                    --
EQ/SMALL COMPANY INDEX...............   0.90%                A                   $ 161.25                    10
EQ/SMALL COMPANY INDEX...............   0.00%                B                   $ 142.12                    24
EQ/SMALL COMPANY INDEX...............   0.60%                B                   $ 144.75                     2
EQ/SMALL COMPANY INDEX...............   0.60%                B                   $ 146.63                    42
EQ/SMALL COMPANY INDEX...............   0.90%                B                   $ 141.64                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                A                   $  14.49                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                A                   $  83.43                     9
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                A                   $  83.60                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.60%                A                   $  82.17                     3
EQ/T. ROWE PRICE GROWTH STOCK........   0.90%                A                   $  80.94                    --
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                B                   $  82.80                    67
EQ/T. ROWE PRICE GROWTH STOCK........   0.00%                B                   $  98.42                    40
EQ/T. ROWE PRICE GROWTH STOCK........   0.60%                B                   $  81.56                   262
EQ/T. ROWE PRICE GROWTH STOCK........   0.80%                B                   $  81.14                     1
EQ/T. ROWE PRICE GROWTH STOCK........   0.90%                B                   $  80.94                    16
EQ/UBS GROWTH AND INCOME.............   0.00%                B                   $  76.20                     1
EQ/UBS GROWTH AND INCOME.............   0.00%                B                   $ 109.54                    18
EQ/UBS GROWTH AND INCOME.............   0.60%                B                   $  74.97                    34
EQ/UBS GROWTH AND INCOME.............   0.80%                B                   $  74.57                    --
EQ/UBS GROWTH AND INCOME.............   0.90%                B                   $  74.36                     2
EQ/VAN KAMPEN COMSTOCK...............   0.00%                A                   $  75.22                     7
EQ/VAN KAMPEN COMSTOCK...............   0.60%                A                   $  74.01                     9
EQ/VAN KAMPEN COMSTOCK...............   0.80%                A                   $  73.61                    --
EQ/VAN KAMPEN COMSTOCK...............   0.90%                A                   $  73.41                     1
EQ/VAN KAMPEN COMSTOCK...............   0.00%                B                   $  96.28                    11
EQ/VAN KAMPEN COMSTOCK...............   0.60%                B                   $  73.50                     3
EQ/VAN KAMPEN COMSTOCK...............   0.90%                B                   $  72.90                    --
EQ/VAN KAMPEN MID CAP GROWTH.........   0.00%                A                   $  94.99                    70
EQ/VAN KAMPEN MID CAP GROWTH.........   0.60%                A                   $  93.45                   168
EQ/VAN KAMPEN MID CAP GROWTH.........   0.80%                A                   $  92.95                     1
EQ/VAN KAMPEN MID CAP GROWTH.........   0.90%                A                   $  92.69                    19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                 Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -------------   -----------------   -------------------------
EQ/VAN KAMPEN MID CAP GROWTH.................   0.00%                B                   $ 138.16                    26
EQ/VAN KAMPEN MID CAP GROWTH.................   0.60%                B                   $  92.82                    63
EQ/VAN KAMPEN MID CAP GROWTH.................   0.90%                B                   $  92.07                    --
FIDELITY(R) MONEY MARKET.....................   0.00%                B                   $  10.02                     1
FIDELITY(R) MONEY MARKET.....................   0.00%                B                   $ 100.18                   140
FIDELITY(R) VIP ASSET MANAGER: GROWTH........   0.00%                B                   $  13.51                    --
FIDELITY(R) VIP ASSET MANAGER: GROWTH........   0.00%                B                   $ 139.68                    44
FIDELITY(R) VIP CONTRAFUND...................   0.00%                B                   $  13.80                     1
FIDELITY(R) VIP CONTRAFUND...................   0.00%                B                   $ 173.17                   224
FIDELITY(R) VIP EQUITY-INCOME................   0.00%                B                   $  12.96                    --
FIDELITY(R) VIP EQUITY-INCOME................   0.00%                B                   $ 137.73                    39
FIDELITY(R) VIP GROWTH & INCOME..............   0.00%                B                   $  12.64                     1
FIDELITY(R) VIP GROWTH & INCOME..............   0.00%                B                   $ 124.07                    38
FIDELITY(R) VIP HIGH INCOME..................   0.00%                B                   $  15.04                    --
FIDELITY(R) VIP HIGH INCOME..................   0.00%                B                   $ 156.41                   114
FIDELITY(R) VIP INVESTMENT GRADE BOND........   0.00%                B                   $  11.96                     2
FIDELITY(R) VIP INVESTMENT GRADE BOND........   0.00%                B                   $ 131.38                   152
FIDELITY(R) VIP MID CAP......................   0.00%                B                   $  14.54                     1
FIDELITY(R) VIP MID CAP......................   0.00%                B                   $ 231.74                   136
FIDELITY(R) VIP VALUE........................   0.00%                B                   $  14.67                    --
FIDELITY(R) VIP VALUE........................   0.00%                B                   $ 132.79                    41
FIDELITY(R) VIP VALUE STRATEGIES.............   0.00%                B                   $  16.43                    --
FIDELITY(R) VIP VALUE STRATEGIES.............   0.00%                B                   $ 168.44                    35
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                A                   $  13.94                    --
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                A                   $  78.89                     5
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                A                   $ 145.11                   281
MULTIMANAGER AGGRESSIVE EQUITY...............   0.60%                A                   $ 113.63                     6
MULTIMANAGER AGGRESSIVE EQUITY...............   0.60%                A                   $ 578.41                   467
MULTIMANAGER AGGRESSIVE EQUITY...............   0.80%                A                   $  85.43                    29
MULTIMANAGER AGGRESSIVE EQUITY...............   0.90%                A                   $ 153.66                   113
MULTIMANAGER AGGRESSIVE EQUITY...............   0.00%                B                   $  74.30                    24
MULTIMANAGER AGGRESSIVE EQUITY...............   0.60%                B                   $  69.99                   237
MULTIMANAGER AGGRESSIVE EQUITY...............   0.90%                B                   $  67.61                    --
MULTIMANAGER CORE BOND.......................   0.00%                A                   $  11.23                     6
MULTIMANAGER CORE BOND.......................   0.00%                A                   $ 132.49                     9
MULTIMANAGER CORE BOND.......................   0.00%                A                   $ 140.21                   156
MULTIMANAGER CORE BOND.......................   0.60%                A                   $ 140.92                    13
MULTIMANAGER CORE BOND.......................   0.00%                B                   $ 145.18                   145
MULTIMANAGER CORE BOND.......................   0.60%                B                   $ 138.35                   391
MULTIMANAGER CORE BOND.......................   0.80%                B                   $ 136.14                     1
MULTIMANAGER CORE BOND.......................   0.90%                B                   $ 135.05                    45
MULTIMANAGER INTERNATIONAL EQUITY............   0.00%                A                   $ 191.99                    72
MULTIMANAGER INTERNATIONAL EQUITY............   0.60%                A                   $ 138.13                     4
MULTIMANAGER INTERNATIONAL EQUITY............   0.00%                B                   $ 181.13                    21
MULTIMANAGER INTERNATIONAL EQUITY............   0.60%                B                   $ 133.18                   256
MULTIMANAGER INTERNATIONAL EQUITY............   0.80%                B                   $ 171.66                    --
MULTIMANAGER INTERNATIONAL EQUITY............   0.90%                B                   $ 130.00                    17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                              Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                             ------------------   -------------   -----------------   -------------------------
MULTIMANAGER LARGE CAP CORE EQUITY........   0.00%                A                   $ 154.20                    23
MULTIMANAGER LARGE CAP CORE EQUITY........   0.60%                A                   $ 108.70                    --
MULTIMANAGER LARGE CAP CORE EQUITY........   0.00%                B                   $ 138.05                     5
MULTIMANAGER LARGE CAP CORE EQUITY........   0.60%                B                   $ 105.80                    29
MULTIMANAGER LARGE CAP CORE EQUITY........   0.80%                B                   $ 130.83                    --
MULTIMANAGER LARGE CAP CORE EQUITY........   0.90%                B                   $ 103.27                     2
MULTIMANAGER LARGE CAP GROWTH.............   0.00%                A                   $ 130.26                    56
MULTIMANAGER LARGE CAP GROWTH.............   0.60%                A                   $  87.61                     2
MULTIMANAGER LARGE CAP GROWTH.............   0.00%                B                   $ 116.67                    10
MULTIMANAGER LARGE CAP GROWTH.............   0.60%                B                   $  81.55                    76
MULTIMANAGER LARGE CAP GROWTH.............   0.80%                B                   $ 110.57                    --
MULTIMANAGER LARGE CAP GROWTH.............   0.90%                B                   $  79.60                    25
MULTIMANAGER LARGE CAP VALUE..............   0.00%                A                   $ 163.46                    56
MULTIMANAGER LARGE CAP VALUE..............   0.60%                A                   $ 118.02                     7
MULTIMANAGER LARGE CAP VALUE..............   0.00%                B                   $ 148.60                    23
MULTIMANAGER LARGE CAP VALUE..............   0.60%                B                   $ 116.62                   169
MULTIMANAGER LARGE CAP VALUE..............   0.80%                B                   $ 140.83                    --
MULTIMANAGER LARGE CAP VALUE..............   0.90%                B                   $ 113.84                    11
MULTIMANAGER MID CAP GROWTH...............   0.00%                A                   $ 182.73                    49
MULTIMANAGER MID CAP GROWTH...............   0.60%                A                   $ 106.45                     3
MULTIMANAGER MID CAP GROWTH...............   0.00%                B                   $ 162.19                     8
MULTIMANAGER MID CAP GROWTH...............   0.60%                B                   $  99.79                   143
MULTIMANAGER MID CAP GROWTH...............   0.80%                B                   $ 153.71                    --
MULTIMANAGER MID CAP GROWTH...............   0.90%                B                   $  97.40                    16
MULTIMANAGER MID CAP VALUE................   0.00%                A                   $  15.67                    --
MULTIMANAGER MID CAP VALUE................   0.00%                A                   $ 137.84                     5
MULTIMANAGER MID CAP VALUE................   0.00%                A                   $ 209.39                    43
MULTIMANAGER MID CAP VALUE................   0.60%                A                   $ 132.50                     3
MULTIMANAGER MID CAP VALUE................   0.00%                B                   $ 137.87                    66
MULTIMANAGER MID CAP VALUE................   0.60%                B                   $ 131.38                   233
MULTIMANAGER MID CAP VALUE................   0.80%                B                   $ 129.28                     1
MULTIMANAGER MID CAP VALUE................   0.90%                B                   $ 128.24                    17
MULTIMANAGER MULTI-SECTOR BOND............   0.00%                A                   $  11.72                     5
MULTIMANAGER MULTI-SECTOR BOND............   0.00%                A                   $ 190.79                   215
MULTIMANAGER MULTI-SECTOR BOND............   0.60%                A                   $ 331.92                   197
MULTIMANAGER MULTI-SECTOR BOND............   0.80%                A                   $ 132.81                     6
MULTIMANAGER MULTI-SECTOR BOND............   0.90%                A                   $ 198.75                    41
MULTIMANAGER MULTI-SECTOR BOND............   0.00%                B                   $ 115.82                    20
MULTIMANAGER MULTI-SECTOR BOND............   0.60%                B                   $  93.81                   151
MULTIMANAGER MULTI-SECTOR BOND............   0.90%                B                   $  90.62                    --
MULTIMANAGER SMALL CAP GROWTH.............   0.00%                B                   $  74.97                     1
MULTIMANAGER SMALL CAP GROWTH.............   0.00%                B                   $ 109.93                    40
MULTIMANAGER SMALL CAP GROWTH.............   0.60%                B                   $  73.79                    27
MULTIMANAGER SMALL CAP GROWTH.............   0.80%                B                   $  73.40                    --
MULTIMANAGER SMALL CAP GROWTH.............   0.90%                B                   $  73.21                     1
MULTIMANAGER SMALL CAP VALUE..............   0.00%                A                   $ 154.45                    67
MULTIMANAGER SMALL CAP VALUE..............   0.60%                A                   $ 148.76                     7
MULTIMANAGER SMALL CAP VALUE..............   0.00%                B                   $ 162.86                    11
MULTIMANAGER SMALL CAP VALUE..............   0.60%                B                   $ 149.12                     5
MULTIMANAGER SMALL CAP VALUE..............   0.60%                B                   $ 153.15                    87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2009


                                        Contract charges     Share Class     Unit Fair Value     Units Outstanding (000s)
                                       ------------------   -------------   -----------------   -------------------------
MULTIMANAGER SMALL CAP VALUE........   0.80%                B                   $ 149.84                    --
MULTIMANAGER SMALL CAP VALUE........   0.90%                B                   $ 147.95                    --
MULTIMANAGER SMALL CAP VALUE........   0.90%                B                   $ 148.28                     5
MULTIMANAGER TECHNOLOGY.............   0.00%                A                   $  15.97                    --
MULTIMANAGER TECHNOLOGY.............   0.00%                A                   $ 223.26                    52
MULTIMANAGER TECHNOLOGY.............   0.60%                A                   $ 119.01                     3
MULTIMANAGER TECHNOLOGY.............   0.00%                B                   $ 182.41                    82
MULTIMANAGER TECHNOLOGY.............   0.60%                B                   $ 107.15                   475
MULTIMANAGER TECHNOLOGY.............   0.80%                B                   $ 172.87                     1
MULTIMANAGER TECHNOLOGY.............   0.90%                B                   $ 104.59                    19
NATURAL RESOURCES...................   0.00%                B                   $  20.29                    --
NATURAL RESOURCES...................   0.00%                B                   $  78.88                   367
TARGET 2015 ALLOCATION..............   0.00%                B                   $  12.41                     4
TARGET 2015 ALLOCATION..............   0.00%                B                   $  97.56                    33
TARGET 2025 ALLOCATION..............   0.00%                B                   $  12.68                     1
TARGET 2025 ALLOCATION..............   0.00%                B                   $  94.32                    17
TARGET 2035 ALLOCATION..............   0.00%                B                   $  12.90                    --
TARGET 2035 ALLOCATION..............   0.00%                B                   $  92.42                    14
TARGET 2045 ALLOCATION..............   0.00%                B                   $  13.11                     1
TARGET 2045 ALLOCATION..............   0.00%                B                   $  90.03                     2
VANGUARD VIF EQUITY INDEX...........   0.60%                A                   $ 106.86                    48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                      AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                        ALLOCATION     STRATEGY (b)      ALLOCATION
                                                     ---------------- -------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    1,121,046      $   65       $     796,544
 Expenses:
  Less: Asset-based charges.........................         268,708          --              90,737
                                                      --------------      ------       -------------
Net Investment Income (Loss)........................         852,338          65             705,807
                                                      --------------      ------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (15,968,135)          1          (1,054,004)
  Realized gain distribution from The Trusts........      11,512,265          28           1,035,535
                                                      --------------      ------       -------------
 Net realized gain (loss)...........................      (4,455,870)         29             (18,469)
                                                      --------------      ------       -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      27,067,008         (85)          1,496,595
                                                      --------------      ------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      22,611,138         (56)          1,478,126
                                                      --------------      ------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   23,463,476      $    9       $   2,183,933
                                                      ==============      ======       =============

                                                        AXA CONSERVATIVE    AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY (b)     STRATEGY (b)           ALLOCATION
                                                     --------------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................        $   19               $  15             $     852,637
 Expenses:
  Less: Asset-based charges.........................            --                  --                    90,427
                                                            ------               -----             -------------
Net Investment Income (Loss)........................            19                  15                   762,210
                                                            ------               -----             -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............            --                   2                (1,682,232)
  Realized gain distribution from The Trusts........             5                   2                 2,420,466
                                                            ------               -----             -------------
 Net realized gain (loss)...........................             5                   4                   738,234
                                                            ------               -----             -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................           (24)                (23)                1,959,375
                                                            ------               -----             -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................           (19)                (19)                2,697,609
                                                            ------               -----             -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................        $   --               $  (4)            $   3,459,819
                                                            ======               =====             =============

-------
(b) Units were made available for sale on September 18, 2009.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                       AXA GROWTH     AXA MODERATE        AXA MODERATE
                                                      STRATEGY (b)     ALLOCATION     GROWTH STRATEGY (b)
                                                     -------------- ---------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $1,133      $  17,073,560          $ 34,939
 Expenses:
  Less: Asset-based charges.........................        --           5,869,054                --
                                                         ------      -------------          --------
Net Investment Income (Loss)........................      1,133         11,204,506            34,939
                                                         ------      -------------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............         (4)       (17,144,601)              619
  Realized gain distribution from The Trusts........        712         71,464,888            20,707
                                                         -------     -------------          --------
 Net realized gain (loss)...........................        708         54,320,287            21,326
                                                         -------     -------------          --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       (500)        99,520,054            71,771
                                                         -------     -------------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        208        153,840,341            93,097
                                                         -------     -------------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $1,341      $ 165,044,847          $128,036
                                                         =======     =============          ========

                                                      AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                          ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                     ------------------- ---------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $    4,504,580        $   10,375,359          $    180,593
 Expenses:
  Less: Asset-based charges.........................          878,982             2,027,783               657,094
                                                       --------------        --------------          ------------
Net Investment Income (Loss)........................        3,625,598             8,347,576              (476,501)
                                                       --------------        --------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (18,512,127)          (20,226,963)           (7,177,869)
  Realized gain distribution from The Trusts........       26,884,270                    --                    --
                                                       --------------        --------------          ------------
 Net realized gain (loss)...........................        8,372,143           (20,226,963)           (7,177,869)
                                                       --------------        --------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       44,690,631           107,545,847            51,245,160
                                                       --------------        --------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       53,062,774            87,318,884            44,067,291
                                                       --------------        --------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   56,688,372        $   95,666,460          $ 43,590,790
                                                       ==============        ==============          ============

-------
(b) Units were made available for sale on September 18, 2009.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/BLACKROCK BASIC      EQ/BLACKROCK
                                                         VALUE EQUITY     INTERNATIONAL VALUE
                                                     ------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $  3,657,267         $  2,512,559
 Expenses:
  Less: Asset-based charges.........................         577,754              467,130
                                                        ------------         ------------
Net Investment Income (Loss)........................       3,079,513            2,045,429
                                                        ------------         ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (7,740,575)          (8,937,060)
  Realized gain distribution from The Trusts........              --                   --
                                                        ------------         ------------
 Net realized gain (loss)...........................      (7,740,575)          (8,937,060)
                                                        ------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      40,808,969           37,918,280
                                                        ------------         ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      33,068,394           28,981,220
                                                        ------------         ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 36,147,907         $ 31,026,649
                                                        ============         ============

                                                      EQ/BOSTON ADVISORS        EQ/CALVERT           EQ/CAPITAL
                                                         EQUITY INCOME     SOCIALLY RESPONSIBLE   GUARDIAN GROWTH
                                                     -------------------- ---------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $     243,453           $   1,509           $   17,102
 Expenses:
  Less: Asset-based charges.........................           29,646               1,886               22,906
                                                        -------------           ---------           ----------
Net Investment Income (Loss)........................          213,807                (377)              (5,804)
                                                        -------------           ---------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (1,581,854)            (92,536)            (856,815)
  Realized gain distribution from The Trusts........               --                  --                   --
                                                        -------------           ---------           ----------
 Net realized gain (loss)...........................       (1,581,854)            (92,536)            (856,815)
                                                        -------------           ---------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        2,745,736             233,681            2,162,326
                                                        -------------           ---------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        1,163,882             141,145            1,305,511
                                                        -------------           ---------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   1,377,689           $ 140,768           $1,299,707
                                                        =============           =========           ==========

                                                        EQ/CAPITAL
                                                     GUARDIAN RESEARCH
                                                     ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $    949,582
 Expenses:
  Less: Asset-based charges.........................         384,756
                                                        ------------
Net Investment Income (Loss)........................         564,826
                                                        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (3,881,442)
  Realized gain distribution from The Trusts........              --
                                                        ------------
 Net realized gain (loss)...........................      (3,881,442)
                                                        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      25,621,680
                                                        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      21,740,238
                                                        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 22,305,064
                                                        ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         EQ/COMMON        EQ/CORE
                                                        STOCK INDEX      BOND INDEX
                                                     ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  23,655,141    $   1,342,094
 Expenses:
  Less: Asset-based charges.........................      6,594,991          169,778
                                                      -------------    -------------
Net Investment Income (Loss)........................     17,060,150        1,172,316
                                                      -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (98,863,488)      (3,701,545)
  Realized gain distribution from The Trusts........             --               --
                                                      -------------    -------------
 Net realized gain (loss)...........................    (98,863,488)      (3,701,545)
                                                      -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    384,983,906        3,670,597
                                                      -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    286,120,418          (30,948)
                                                      -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 303,180,568    $   1,141,368
                                                      =============    =============

                                                                                                         EQ/GAMCO
                                                         EQ/EQUITY       EQ/EQUITY     EQ/EVERGREEN       MERGERS
                                                         500 INDEX      GROWTH PLUS        OMEGA      AND ACQUISITIONS
                                                     ---------------- --------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  10,014,691    $  1,060,851     $   36,989      $        --
 Expenses:
  Less: Asset-based charges.........................      2,087,965         430,317         65,843           18,975
                                                      -------------    ------------     ----------      -----------
Net Investment Income (Loss)........................      7,926,726         630,534        (28,854)         (18,975)
                                                      -------------    ------------     ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (20,115,375)     (7,002,965)      (933,046)        (275,308)
  Realized gain distribution from The Trusts........      1,308,835              --             --           25,941
                                                      -------------    ------------     ----------      -----------
 Net realized gain (loss)...........................    (18,806,540)     (7,002,965)      (933,046)        (249,367)
                                                      -------------    ------------     ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    120,927,228      35,494,908      6,711,825          994,574
                                                      -------------    ------------     ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    102,120,688      28,491,943      5,778,779          745,207
                                                      -------------    ------------     ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 110,047,414    $ 29,122,477     $5,749,925      $   726,232
                                                      =============    ============     ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                                          EQ/GLOBAL
                                                      EQ/GAMCO SMALL     EQ/GLOBAL      MULTI-SECTOR
                                                       COMPANY VALUE     BOND PLUS         EQUITY
                                                     ---------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $    176,030    $     233,284   $    2,580,114
 Expenses:
  Less: Asset-based charges.........................        121,281           84,998          749,893
                                                       ------------    -------------   --------------
Net Investment Income (Loss)........................         54,749          148,286        1,830,221
                                                       ------------    -------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,423,570)      (2,838,870)     (20,144,690)
  Realized gain distribution from The Trusts........             --          107,323               --
                                                       ------------    -------------   --------------
 Net realized gain (loss)...........................     (2,423,570)      (2,731,547)     (20,144,690)
                                                       ------------    -------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     15,139,325        3,036,163       94,913,059
                                                       ------------    -------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     12,715,755          304,616       74,768,369
                                                       ------------    -------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ 12,770,504    $     452,902   $   76,598,590
                                                       ============    =============   ==============

                                                      EQ/INTERMEDIATE
                                                         GOVERNMENT     EQ/INTERNATIONAL   EQ/INTERNATIONAL
                                                         BOND INDEX         CORE PLUS           GROWTH
                                                     ----------------- ------------------ -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $  1,438,180      $     711,949      $     215,631
 Expenses:
  Less: Asset-based charges.........................        522,299             89,983             63,079
                                                       ------------      -------------      -------------
Net Investment Income (Loss)........................        915,881            621,966            152,552
                                                       ------------      -------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,283,726)        (3,704,050)        (2,283,315)
  Realized gain distribution from The Trusts........             --                 --                 --
                                                       ------------      -------------      -------------
 Net realized gain (loss)...........................     (1,283,726)        (3,704,050)        (2,283,315)
                                                       ------------      -------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (3,175,026)         9,127,845          7,163,054
                                                       ------------      -------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (4,458,752)         5,423,795          4,879,739
                                                       ------------      -------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (3,542,871)     $   6,045,761      $   5,032,291
                                                       ============      =============      =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       EQ/JPMORGAN
                                                          VALUE          EQ/LARGE         EQ/LARGE
                                                      OPPORTUNITIES   CAP CORE PLUS   CAP GROWTH INDEX
                                                     --------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     353,505    $  333,906       $  1,845,792
 Expenses:
  Less: Asset-based charges.........................        106,090        42,962            408,066
                                                      -------------    ----------       ------------
Net Investment Income (Loss)........................        247,415       290,944          1,437,726
                                                      -------------    ----------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (3,292,951)     (852,752)        (1,858,043)
  Realized gain distribution from The Trusts........             --            --                 --
                                                      -------------    ----------       ------------
 Net realized gain (loss)...........................     (3,292,951)     (852,752)        (1,858,043)
                                                      -------------    ----------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      9,701,057     2,407,274         29,457,768
                                                      -------------    ----------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      6,408,106     1,554,522         27,599,725
                                                      -------------    ----------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   6,655,521    $1,845,466       $ 29,037,451
                                                      =============    ==========       ============

                                                          EQ/LARGE          EQ/LARGE         EQ/LARGE
                                                      CAP GROWTH PLUS   CAP VALUE INDEX   CAP VALUE PLUS
                                                     ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $  1,474,525      $     231,262    $    8,552,252
 Expenses:
  Less: Asset-based charges.........................        576,624              7,703         1,729,332
                                                       ------------      -------------    --------------
Net Investment Income (Loss)........................        897,901            223,559         6,822,920
                                                       ------------      -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,361,980)        (1,044,044)      (55,165,137)
  Realized gain distribution from The Trusts........             --                 --                --
                                                       ------------      -------------    --------------
 Net realized gain (loss)...........................     (2,361,980)        (1,044,044)      (55,165,137)
                                                       ------------      -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     35,472,698          1,256,019       115,796,321
                                                       ------------      -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     33,110,718            211,975        60,631,184
                                                       ------------      -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ 34,008,619      $     435,534    $   67,454,104
                                                       ============      =============    ==============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/LORD ABBETT    EQ/LORD ABBETT
                                                      GROWTH AND INCOME   LARGE CAP CORE
                                                     ------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................     $    14,425        $   58,310
 Expenses:
  Less: Asset-based charges.........................           5,272            24,707
                                                         -----------        ----------
Net Investment Income (Loss)........................           9,153            33,603
                                                         -----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (169,729)         (545,720)
  Realized gain distribution from The Trusts........              --                --
                                                         -----------        ----------
 Net realized gain (loss)...........................        (169,729)         (545,720)
                                                         -----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         504,166         2,028,409
                                                         -----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         334,437         1,482,689
                                                         -----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................     $   343,590        $1,516,292
                                                         ===========        ==========

                                                        EQ/MID CAP       EQ/MID CAP       EQ/MONEY       EQ/MONTAG &
                                                           INDEX         VALUE PLUS        MARKET      CALDWELL GROWTH
                                                     ---------------- ---------------- -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      837,547   $    2,635,173    $  850,612    $      85,151
 Expenses:
  Less: Asset-based charges.........................         288,562          697,626     1,400,086           60,961
                                                      --------------   --------------    ----------    -------------
Net Investment Income (Loss)........................         548,985        1,937,547      (549,474)          24,190
                                                      --------------   --------------    ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (10,675,075)     (89,988,717)      (47,394)      (1,106,922)
  Realized gain distribution from The Trusts........              --               --            --               --
                                                      --------------   --------------    ----------    -------------
 Net realized gain (loss)...........................     (10,675,075)     (89,988,717)      (47,394)      (1,106,922)
                                                      --------------   --------------    ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      33,432,392      114,400,663       197,930        4,896,521
                                                      --------------   --------------    ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      22,757,317       24,411,946       150,536        3,789,599
                                                      --------------   --------------    ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   23,306,302   $   26,349,493    $ (398,938)   $   3,813,789
                                                      ==============   ==============    ==========    =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                        SHORT BOND      BOND PLUS     COMPANY INDEX
                                                     --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     600,606   $   3,444,339   $     618,053
 Expenses:
  Less: Asset-based charges.........................        167,123         476,124         145,479
                                                      -------------   -------------   -------------
Net Investment Income (Loss)........................        433,483       2,968,215         472,574
                                                      -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,380,489)     (5,943,811)     (7,594,188)
  Realized gain distribution from The Trusts........         94,583              --              --
                                                      -------------   -------------   -------------
 Net realized gain (loss)...........................     (2,285,906)     (5,943,811)     (7,594,188)
                                                      -------------   -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      3,516,250       9,338,135      16,338,346
                                                      -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      1,230,344       3,394,324       8,744,158
                                                      -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   1,663,827   $   6,362,539   $   9,216,732
                                                      =============   =============   =============

                                                      EQ/T. ROWE PRICE   EQ/UBS GROWTH   EQ/VAN KAMPEN
                                                        GROWTH STOCK      AND INCOME       COMSTOCK
                                                     ------------------ --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $         348      $   33,530      $    34,084
 Expenses:
  Less: Asset-based charges.........................         108,947          13,773            5,524
                                                       -------------      ----------      -----------
Net Investment Income (Loss)........................        (108,599)         19,757           28,560
                                                       -------------      ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (2,101,354)       (440,108)        (211,665)
  Realized gain distribution from The Trusts........              --              --               --
                                                       -------------      ----------      -----------
 Net realized gain (loss)...........................      (2,101,354)       (440,108)        (211,665)
                                                       -------------      ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      11,030,316       1,571,718          738,712
                                                       -------------      ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       8,928,962       1,131,610          527,047
                                                       -------------      ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   8,820,363      $1,151,367      $   555,607
                                                       =============      ==========      ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                              FIDELITY(R)
                                                       EQ/VAN KAMPEN     FIDELITY(R)      VIP ASSET MANAGER:
                                                      MID CAP GROWTH   MONEY MARKET (a)         GROWTH
                                                     ---------------- ------------------ --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $          --         $9,556            $   72,257
 Expenses:
  Less: Asset-based charges.........................         90,615             --                    --
                                                      -------------         ------            ----------
Net Investment Income (Loss)........................        (90,615)         9,556                72,257
                                                      -------------         ------            ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (3,269,924)           (11)             (954,667)
  Realized gain distribution from The Trusts........             --             --                11,347
                                                      -------------         ------            ----------
 Net realized gain (loss)...........................     (3,269,924)           (11)             (943,320)
                                                      -------------         ------            ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     12,340,576             12             2,359,904
                                                      -------------         ------            ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      9,070,652              1             1,416,584
                                                      -------------         ------            ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   8,980,037         $9,557            $1,488,841
                                                      =============         ======            ==========

                                                        FIDELITY(R)       FIDELITY(R)         FIDELITY(R)
                                                      VIP CONTRAFUND   VIP EQUITY-INCOME  VIP GROWTH & INCOME
                                                     ---------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      395,485     $      96,077        $    33,711
 Expenses:
  Less: Asset-based charges.........................              --                --                 --
                                                      --------------     -------------        -----------
Net Investment Income (Loss)........................         395,485            96,077             33,711
                                                      --------------     -------------        -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (10,051,423)       (1,807,648)          (864,730)
  Realized gain distribution from The Trusts........           9,725                --                 --
                                                      --------------     -------------        -----------
 Net realized gain (loss)...........................     (10,041,698)       (1,807,648)          (864,730)
                                                      --------------     -------------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      19,541,988         3,001,176          1,828,744
                                                      --------------     -------------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       9,500,290         1,193,528            964,014
                                                      --------------     -------------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $    9,895,775     $   1,289,605        $   997,725
                                                      ==============     =============        ===========

-------
(a) Units were made available for sale on May 1, 2009.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                                          FIDELITY(R)
                                                        FIDELITY(R)     VIP INVESTMENT     FIDELITY(R)
                                                      VIP HIGH INCOME     GRADE BOND      VIP MID CAP
                                                     ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $   1,320,520      $1,282,735     $     124,092
 Expenses:
  Less: Asset-based charges.........................              --              --                --
                                                       -------------      ----------     -------------
Net Investment Income (Loss)........................       1,320,520       1,282,735           124,092
                                                       -------------      ----------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (1,464,994)       (164,886)       (4,311,525)
  Realized gain distribution from The Trusts........              --          52,860           145,267
                                                       -------------      ----------     -------------
 Net realized gain (loss)...........................      (1,464,994)       (112,026)       (4,166,258)
                                                       -------------      ----------     -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       4,366,086         977,133        12,713,271
                                                       -------------      ----------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       2,901,092         865,107         8,547,013
                                                       -------------      ----------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   4,221,612      $2,147,842     $   8,671,105
                                                       =============      ==========     =============

                                                       FIDELITY(R)    FIDELITY(R) VIP     MULTIMANAGER
                                                        VIP VALUE    VALUE STRATEGIES   AGGRESSIVE EQUITY
                                                     --------------- ------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      31,562    $      17,851       $  1,115,734
 Expenses:
  Less: Asset-based charges.........................             --               --          1,605,519
                                                      -------------    -------------       ------------
Net Investment Income (Loss)........................         31,562           17,851           (489,785)
                                                      -------------    -------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,311,360)      (1,626,965)        (9,573,901)
  Realized gain distribution from The Trusts........             --               --                 --
                                                      -------------    -------------       ------------
 Net realized gain (loss)...........................     (1,311,360)      (1,626,965)        (9,573,901)
                                                      -------------    -------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      2,887,666        3,585,310        102,184,636
                                                      -------------    -------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      1,576,306        1,958,345         92,610,735
                                                      -------------    -------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   1,607,868    $   1,976,196       $ 92,120,950
                                                      =============    =============       ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      MULTIMANAGER       MULTIMANAGER
                                                        CORE BOND    INTERNATIONAL EQUITY
                                                     -------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $3,287,518        $    789,282
 Expenses:
  Less: Asset-based charges.........................      319,768             194,805
                                                       ----------        ------------
Net Investment Income (Loss)........................    2,967,750             594,477
                                                       ----------        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (305,855)         (5,111,204)
  Realized gain distribution from The Trusts........      225,529                  --
                                                       ----------        ------------
 Net realized gain (loss)...........................      (80,326)         (5,111,204)
                                                       ----------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    3,847,315          17,098,013
                                                       ----------        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    3,766,989          11,986,809
                                                       ----------        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $6,734,739        $ 12,581,286
                                                       ==========        ============

                                                      MULTIMANAGER   MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                       LARGE CAP      LARGE CAP       LARGE CAP        MID CAP
                                                      CORE EQUITY       GROWTH          VALUE           GROWTH
                                                     ------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  100,587    $      40,972   $     590,243   $          --
 Expenses:
  Less: Asset-based charges.........................      17,334           38,745         121,843          83,784
                                                      ----------    -------------   -------------   -------------
Net Investment Income (Loss)........................      83,253            2,227         468,400         (83,784)
                                                      ----------    -------------   -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (523,360)      (1,993,644)     (5,018,316)     (3,443,322)
  Realized gain distribution from The Trusts........          --               --              --              --
                                                      ----------    -------------   -------------   -------------
 Net realized gain (loss)...........................    (523,360)      (1,993,644)     (5,018,316)     (3,443,322)
                                                      ----------    -------------   -------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   2,325,522        6,316,453      11,008,272      11,650,276
                                                      ----------    -------------   -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................   1,802,162        4,322,809       5,989,956       8,206,954
                                                      ----------    -------------   -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $1,885,415    $   4,325,036   $   6,458,356   $   8,123,170
                                                      ==========    =============   =============   =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       MULTIMANAGER    MULTIMANAGER
                                                         MID CAP       MULTI-SECTOR
                                                          VALUE            BOND
                                                     --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  1,334,864    $    6,228,783
 Expenses:
  Less: Asset-based charges.........................       156,604           574,101
                                                      ------------    --------------
Net Investment Income (Loss)........................     1,178,260         5,654,682
                                                      ------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (7,038,608)      (13,831,082)
  Realized gain distribution from The Trusts........            --                --
                                                      ------------    --------------
 Net realized gain (loss)...........................    (7,038,608)      (13,831,082)
                                                      ------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    21,881,025        20,252,555
                                                      ------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    14,842,417         6,421,473
                                                      ------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 16,020,677    $   12,076,155
                                                      ============    ==============

                                                      MULTIMANAGER    MULTIMANAGER
                                                        SMALL CAP      SMALL CAP     MULTIMANAGER      NATURAL
                                                         GROWTH          VALUE        TECHNOLOGY      RESOURCES
                                                     -------------- --------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $       --    $     279,609   $         --   $     56,008
 Expenses:
  Less: Asset-based charges.........................        8,374           89,146        252,094             --
                                                       ----------    -------------   ------------   ------------
Net Investment Income (Loss)........................       (8,374)         190,463       (252,094)        56,008
                                                       ----------    -------------   ------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (474,009)      (6,819,181)    (2,973,341)    (5,397,177)
  Realized gain distribution from The Trusts........           --               --             --      2,337,577
                                                       ----------    -------------   ------------   ------------
 Net realized gain (loss)...........................     (474,009)      (6,819,181)    (2,973,341)    (3,059,600)
                                                       ----------    -------------   ------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    1,951,235       12,659,383     31,282,209     14,001,075
                                                       ----------    -------------   ------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    1,477,226        5,840,202     28,308,868     10,941,475
                                                       ----------    -------------   ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $1,468,852    $   6,030,665   $ 28,056,774   $ 10,997,483
                                                       ==========    =============   ============   ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      TARGET 2015  TARGET 2025   TARGET 2035   TARGET 2045   VANGUARD VIF
                                                      ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION   EQUITY INDEX
                                                     ------------ ------------- ------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $119,947      $ 59,493      $ 45,826      $11,189      $  112,489
 Expenses:
  Less: Asset-based charges.........................         --            --            --           --          25,777
                                                       --------      --------      --------      -------      ----------
Net Investment Income (Loss)........................    119,947        59,493        45,826       11,189          86,712
                                                       --------      --------      --------      -------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     54,074         9,706        22,608       54,502        (478,829)
  Realized gain distribution from The Trusts........      5,405         3,175         3,607        1,207          78,742
                                                       --------      --------      --------      -------      ----------
 Net realized gain (loss)...........................     59,479        12,881        26,215       55,709        (400,087)
                                                       --------      --------      --------      -------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    232,985       159,770       110,993        2,279       1,354,481
                                                       --------      --------      --------      -------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    292,464       172,651       137,208       57,988         954,394
                                                       --------      --------      --------      -------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $412,411      $232,144      $183,034      $69,177      $1,041,106
                                                       ========      ========      ========      =======      ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA AGGRESSIVE            AXA BALANCED
                                                            ALLOCATION              STRATEGY (k)
                                                 --------------------------------- --------------
                                                       2009             2008            2009
                                                 ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $    852,338    $    1,363,192      $   65
 Net realized gain (loss) on investments........     (4,455,870)        3,847,668          29
 Change in unrealized appreciation
  (depreciation) of investments.................     27,067,008       (51,567,418)        (85)
                                                   ------------    --------------      ------
 Net Increase (decrease) in net assets from
  operations....................................     23,463,476       (46,356,558)          9
                                                   ------------    --------------      ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     21,042,965        24,008,567       2,356
  Transfers between funds including
   guaranteed interest account, net.............      2,696,711        14,700,224       5,753
  Transfers for contract benefits and
   terminations.................................     (6,030,914)       (3,330,130)         --
  Contract maintenance charges..................     (8,615,685)       (7,651,865)       (524)
                                                   ------------    --------------      ------
Net increase (decrease) in net assets from
 contractowners transations.....................      9,093,077        27,726,796       7,585
                                                   ------------    --------------      ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          1,086          (229,545)         --
                                                   ------------    --------------      ------
Increase (Decrease) in Net Assets...............     32,557,639       (18,859,307)      7,594
Net Assets -- Beginning of Period...............     79,190,560        98,049,867          --
                                                   ------------    --------------      ------
Net Assets -- End of Period.....................   $111,748,199    $   79,190,560      $7,594
                                                   ============    ==============      ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            168               166          --
 Redeemed.......................................           (184)              (67)         --
                                                   ------------    --------------      ------
 Net Increase (Decrease)........................            (16)               99          --
                                                   ------------    --------------      ------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            148               124          --
 Redeemed.......................................            (48)              (22)         --
                                                   ------------    --------------      ------
 Net Increase (Decrease)........................            100               102          --
                                                   ------------    --------------      ------

                                                        AXA CONSERVATIVE           AXA CONSERVATIVE
                                                           ALLOCATION             GROWTH STRATEGY (k)
                                                 ------------------------------- --------------------
                                                       2009            2008              2009
                                                 --------------- --------------- --------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    705,807    $    757,573          $   19
 Net realized gain (loss) on investments........       (18,469)       (247,823)              5
 Change in unrealized appreciation
  (depreciation) of investments.................     1,496,595      (2,099,502)            (24)
                                                  ------------    ------------          ------
 Net Increase (decrease) in net assets from
  operations....................................     2,183,933      (1,589,752)             --
                                                  ------------    ------------          ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,720,473       1,879,438             648
  Transfers between funds including
   guaranteed interest account, net.............    16,270,727       8,425,974           7,096
  Transfers for contract benefits and
   terminations.................................    (1,225,793)       (909,791)             --
  Contract maintenance charges..................    (1,833,636)     (1,227,574)           (104)
                                                  ------------    ------------          ------
Net increase (decrease) in net assets from
 contractowners transations.....................    15,931,771       8,168,047           7,640
                                                  ------------    ------------          ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --              --              --
                                                  ------------    ------------          ------
Increase (Decrease) in Net Assets...............    18,115,704       6,578,295           7,640
Net Assets -- Beginning of Period...............    17,050,779      10,472,484              --
                                                  ------------    ------------          ------
Net Assets -- End of Period.....................  $ 35,166,483    $ 17,050,779          $7,640
                                                  ============    ============          ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           202              93              --
 Redeemed.......................................           (89)            (44)             --
                                                  ------------    ------------          ------
 Net Increase (Decrease)........................           113              49              --
                                                  ------------    ------------          ------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            80              33              --
 Redeemed.......................................           (56)            (12)             --
                                                  ------------    ------------          ------
 Net Increase (Decrease)........................            24              21              --
                                                  ------------    ------------          ------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                  AXA CONSERVATIVE      AXA CONSERVATIVE-PLUS
                                                    STRATEGY (k)             ALLOCATION
                                                 ----------------- -------------------------------
                                                        2009             2009            2008
                                                 ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................      $     15      $    762,210    $    712,492
 Net realized gain (loss) on investments........             4           738,234        (331,695)
 Change in unrealized appreciation
  (depreciation) of investments.................           (23)        1,959,375      (4,231,229)
                                                      --------      ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................            (4)        3,459,819      (3,850,432)
                                                      --------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         1,394         3,766,111       3,725,351
  Transfers between funds including
   guaranteed interest account, net.............           235        20,952,773       8,914,224
  Transfers for contract benefits and
   terminations.................................            --        (1,207,671)     (1,335,949)
  Contract maintenance charges..................          (490)       (1,826,829)     (1,222,072)
                                                      --------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................         1,139        21,684,384      10,081,554
                                                      --------      ------------    ------------
Net increase (decrease) in amount retained by
                                                      --------      ------------    ------------
Increase (Decrease) in Net Assets...............         1,135        25,144,203       6,231,122
Net Assets -- Beginning of Period...............            --        19,140,566      12,909,444
                                                      --------      ------------    ------------
Net Assets -- End of Period.....................      $  1,135      $ 44,284,769    $ 19,140,566
                                                      ========      ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --               195              87
 Redeemed.......................................            --               (38)            (43)
                                                      --------      ------------    ------------
 Net Increase (Decrease)........................            --               157              44
                                                      --------      ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            --                60              52
 Redeemed.......................................            --               (23)            (13)
                                                      --------      ------------    ------------
 Net Increase (Decrease)........................            --                37              39
                                                      --------      ------------    ------------

                                                   AXA GROWTH               AXA MODERATE
                                                  STRATEGY (k)               ALLOCATION
                                                 -------------- ------------------------------------
                                                      2009             2009               2008
                                                 -------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $  1,133      $   11,204,506    $   40,194,803
 Net realized gain (loss) on investments........         708          54,320,287        58,143,497
 Change in unrealized appreciation
  (depreciation) of investments.................        (500)         99,520,054      (455,897,773)
                                                    --------      --------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................       1,341         165,044,847      (357,559,473)
                                                    --------      --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      75,938          93,929,124        97,862,847
  Transfers between funds including
   guaranteed interest account, net.............      83,895          (7,156,655)      (18,828,549)
  Transfers for contract benefits and
   terminations.................................          --         (63,212,064)      (74,580,494)
  Contract maintenance charges..................      (2,306)        (86,864,167)      (86,590,083)
                                                    --------      --------------    --------------
Net increase (decrease) in net assets from
 contractowners transations.....................     157,527         (63,303,762)      (82,136,279)
                                                    --------      --------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          --              60,000        (1,292,274)
                                                    --------      --------------    --------------
Increase (Decrease) in Net Assets...............     158,868         101,801,085      (440,988,026)
Net Assets -- Beginning of Period...............          --       1,047,891,761     1,488,879,787
                                                    --------      --------------    --------------
Net Assets -- End of Period.....................    $158,868      $1,149,692,846    $1,047,891,761
                                                    ========      ==============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................          --                 107                88
 Redeemed.......................................          --                (267)             (269)
                                                    --------      --------------    --------------
 Net Increase (Decrease)........................          --                (160)             (181)
                                                    --------      --------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           2                 242               155
 Redeemed.......................................          --                 (88)              (68)
                                                    --------      --------------    --------------
 Net Increase (Decrease)........................           2                 154                87
                                                    --------      --------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      AXA MODERATE             AXA MODERATE-PLUS
                                                  GROWTH STRATEGY (k)              ALLOCATION
                                                 --------------------- ----------------------------------
                                                          2009               2009              2008
                                                 --------------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................      $   34,939        $   3,625,598    $     6,040,576
 Net realized gain (loss) on investments........          21,326            8,372,143          9,521,150
 Change in unrealized appreciation
  (depreciation) of investments.................          71,771           44,690,631       (118,793,848)
                                                      ----------        -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................         128,036           56,688,372       (103,232,122)
                                                      ----------        -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........          25,858           56,546,567         62,612,190
  Transfers between funds including
   guaranteed interest account, net.............       3,686,210           15,143,270         49,421,694
  Transfers for contract benefits and
   terminations.................................              --           (8,142,603)        (8,748,940)
  Contract maintenance charges..................         (24,024)         (23,805,859)       (20,148,850)
                                                      ----------        -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................       3,688,044           39,741,375         83,136,094
                                                      ----------        -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........              --                   --             32,998
                                                      ----------        -------------    ---------------
Increase (Decrease) in Net Assets...............       3,816,080           96,429,747        (20,063,030)
Net Assets -- Beginning of Period...............              --          241,170,081        261,233,111
                                                      ----------        -------------    ---------------
Net Assets -- End of Period.....................      $3,816,080        $ 337,599,828    $   241,170,081
                                                      ==========        =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              --                  337                463
 Redeemed.......................................              --                 (266)              (161)
                                                      ----------        -------------    ---------------
 Net Increase (Decrease)........................              --                   71                302
                                                      ----------        -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              37                  353                351
 Redeemed.......................................              --                  (80)               (54)
                                                      ----------        -------------    ---------------
 Net Increase (Decrease)........................              37                  273                297
                                                      ----------        -------------    ---------------

                                                       EQ/ALLIANCEBERNSTEIN
                                                           INTERNATIONAL
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   8,347,576    $    14,948,095
 Net realized gain (loss) on investments........    (20,226,963)        22,043,036
 Change in unrealized appreciation
  (depreciation) of investments.................    107,545,847       (460,109,720)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     95,666,460       (423,118,589)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     33,637,358         43,183,688
  Transfers between funds including
   guaranteed interest account, net.............    (25,593,295)       (24,101,976)
  Transfers for contract benefits and
   terminations.................................    (21,474,263)       (36,987,270)
  Contract maintenance charges..................    (28,563,416)       (31,658,889)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (41,993,616)       (49,564,447)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........         61,590         (1,433,592)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     53,734,434       (474,116,628)
Net Assets -- Beginning of Period...............    388,732,663        862,849,291
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 442,467,097    $   388,732,663
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            123                146
 Redeemed.......................................           (436)              (438)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (313)              (292)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             41                 55
 Redeemed.......................................            (86)               (69)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (45)               (14)
                                                  -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/ALLIANCEBERNSTEIN
                                                          SMALL CAP GROWTH
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    (476,501)   $      (936,880)
 Net realized gain (loss) on investments........     (7,177,869)        (1,638,412)
 Change in unrealized appreciation
  (depreciation) of investments.................     51,245,160       (106,250,332)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     43,590,790       (108,825,624)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     12,808,843         16,311,740
  Transfers between funds including
   guaranteed interest account, net.............     (8,309,207)        (6,533,975)
  Transfers for contract benefits and
   terminations.................................     (6,874,529)       (11,972,472)
  Contract maintenance charges..................     (9,154,536)        (9,937,495)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (11,529,429)       (12,132,202)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --           (248,000)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     32,061,361       (121,205,826)
Net Assets -- Beginning of Period...............    129,670,353        250,876,179
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 161,731,714    $   129,670,353
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             49                 68
 Redeemed.......................................           (104)              (125)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (55)               (57)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             18                 23
 Redeemed.......................................            (50)               (36)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (32)               (13)
                                                  -------------    ---------------

                                                           EQ/BLACKROCK                       EQ/BLACKROCK
                                                        BASIC VALUE EQUITY                INTERNATIONAL VALUE
                                                 --------------------------------- ----------------------------------
                                                       2009             2008             2009              2008
                                                 ---------------- ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  3,079,513    $   2,085,130     $  2,045,429    $     2,907,875
 Net realized gain (loss) on investments........     (7,740,575)      (1,719,819)      (8,937,060)         1,876,399
 Change in unrealized appreciation
  (depreciation) of investments.................     40,808,969      (73,211,981)      37,918,280        (93,222,321)
                                                   ------------    -------------     ------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     36,147,907      (72,846,670)      31,026,649        (88,438,047)
                                                   ------------    -------------     ------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     13,164,939       15,322,544       10,832,871         15,066,805
  Transfers between funds including
   guaranteed interest account, net.............      4,712,537       (2,107,239)      (1,630,547)       (13,421,059)
  Transfers for contract benefits and
   terminations.................................     (6,610,557)      (9,981,844)      (5,751,885)        (8,972,130)
  Contract maintenance charges..................     (9,015,043)      (9,259,837)      (7,143,052)        (7,810,987)
                                                   ------------    -------------     ------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................      2,251,876       (6,026,376)      (3,692,613)       (15,137,371)
                                                   ------------    -------------     ------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --         (107,000)              --           (300,000)
                                                   ------------    -------------     ------------    ---------------
Increase (Decrease) in Net Assets...............     38,399,783      (78,980,046)      27,334,036       (103,875,418)
Net Assets -- Beginning of Period...............    123,874,732      202,854,778      109,682,125        213,557,543
                                                   ------------    -------------     ------------    ---------------
Net Assets -- End of Period.....................   $162,274,515    $ 123,874,732     $137,016,161    $   109,682,125
                                                   ============    =============     ============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             34               36               19                 21
 Redeemed.......................................            (15)             (10)             (19)               (16)
                                                   ------------    -------------     ------------    ---------------
 Net Increase (Decrease)........................             19               26               --                  5
                                                   ------------    -------------     ------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             88               66              130                 95
 Redeemed.......................................            (98)            (114)            (165)              (204)
                                                   ------------    -------------     ------------    ---------------
 Net Increase (Decrease)........................            (10)             (48)             (35)              (109)
                                                   ------------    -------------     ------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/BOSTON ADVISORS                   EQ/CALVERT
                                                           EQUITY INCOME                SOCIALLY RESPONSIBLE
                                                 --------------------------------- ------------------------------
                                                       2009             2008            2009            2008
                                                 --------------- ----------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    213,807     $    195,309      $   (377)      $     (699)
 Net realized gain (loss) on investments........    (1,581,854)        (282,268)      (92,536)        (145,430)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,745,736       (2,522,435)      233,681         (238,510)
                                                  ------------     ------------      --------       ----------
 Net Increase (decrease) in net assets from
  operations....................................     1,377,689       (2,609,394)      140,768         (384,639)
                                                  ------------     ------------      --------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,507,132        1,399,757        92,989          141,856
  Transfers between funds including
   guaranteed interest account, net.............       106,684        3,904,679       (61,561)         (43,556)
  Transfers for contract benefits and
   terminations.................................      (371,332)        (239,207)      (15,803)         (46,977)
  Contract maintenance charges..................      (677,260)        (492,361)      (45,715)         (45,915)
                                                  ------------     ------------      --------       ----------
Net increase (decrease) in net assets from
 contractowners transations.....................       565,224        4,572,868       (30,090)           5,408
                                                  ------------     ------------      --------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           200              250            --            4,999
                                                  ------------     ------------      --------       ----------
Increase (Decrease) in Net Assets...............     1,943,113        1,963,724       110,678         (374,232)
Net Assets -- Beginning of Period...............     8,105,099        6,141,375       490,226          864,458
                                                  ------------     ------------      --------       ----------
Net Assets -- End of Period.....................  $ 10,048,212     $  8,105,099      $600,904       $  490,226
                                                  ============     ============      ========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            30               44            --               --
 Redeemed.......................................           (21)             (13)           --               --
                                                  ------------     ------------      --------       ----------
 Net Increase (Decrease)........................             9               31            --               --
                                                  ------------     ------------      --------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            30               29             2                6
 Redeemed.......................................           (27)              (5)           (3)              (6)
                                                  ------------     ------------      --------       ----------
 Net Increase (Decrease)........................             3               24            (1)              --
                                                  ------------     ------------      --------       ----------

                                                              EQ/CAPITAL
                                                           GUARDIAN GROWTH
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   (5,804)      $   (21,863)
 Net realized gain (loss) on investments........      (856,815)         (435,514)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,162,326        (2,465,994)
                                                    ----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,299,707        (2,923,371)
                                                    ----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       505,424           481,156
  Transfers between funds including
   guaranteed interest account, net.............       387,685           (61,276)
  Transfers for contract benefits and
   terminations.................................      (255,834)         (995,326)
  Contract maintenance charges..................      (324,865)         (267,073)
                                                    ----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       312,410          (842,519)
                                                    ----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --           (60,000)
                                                    ----------      ------------
Increase (Decrease) in Net Assets...............     1,612,117        (3,825,890)
Net Assets -- Beginning of Period...............     3,936,278         7,762,168
                                                    ----------      ------------
Net Assets -- End of Period.....................    $5,548,395      $  3,936,278
                                                    ==========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             7                 6
 Redeemed.......................................            (7)               (6)
                                                    ----------      ------------
 Net Increase (Decrease)........................            --                --
                                                    ----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            40                42
 Redeemed.......................................           (35)              (54)
                                                    ----------      ------------
 Net Increase (Decrease)........................             5               (12)
                                                    ----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/CAPITAL
                                                          GUARDIAN RESEARCH
                                                 ------------------------------------
                                                        2009              2008
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   564,826       $     524,515
 Net realized gain (loss) on investments........    (3,881,442)          4,190,157
 Change in unrealized appreciation
  (depreciation) of investments.................    25,621,680         (60,515,259)
                                                   -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................    22,305,064         (55,800,587)
                                                   -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     7,432,801          10,199,094
  Transfers between funds including
   guaranteed interest account, net.............    (5,550,146)        (12,816,878)
  Transfers for contract benefits and
   terminations.................................    (5,333,145)         (9,369,864)
  Contract maintenance charges..................    (5,784,901)         (6,479,068)
                                                   -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (9,235,391)        (18,466,716)
                                                   -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (420,001)
                                                   -----------       -------------
Increase (Decrease) in Net Assets...............    13,069,673         (74,687,304)
Net Assets -- Beginning of Period...............    78,670,650         153,357,954
                                                   -----------       -------------
Net Assets -- End of Period.....................   $91,740,323       $  78,670,650
                                                   ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             9                   9
 Redeemed.......................................            (9)                (10)
                                                   -----------       -------------
 Net Increase (Decrease)........................            --                  (1)
                                                   -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            48                  46
 Redeemed.......................................          (148)               (198)
                                                   -----------       -------------
 Net Increase (Decrease)........................          (100)               (152)
                                                   -----------       -------------

                                                               EQ/COMMON                             EQ/CORE
                                                              STOCK INDEX                         BOND INDEX (h)
                                                 -------------------------------------- ----------------------------------
                                                        2009                2008              2009             2008
                                                 ------------------ ------------------- --------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   17,060,150    $      21,649,018   $  1,172,316     $   2,269,424
 Net realized gain (loss) on investments........      (98,863,488)         (52,386,603)    (3,701,545)       (1,352,739)
 Change in unrealized appreciation
  (depreciation) of investments.................      384,983,906         (945,707,687)     3,670,597        (6,500,520)
                                                   --------------    -----------------   ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................      303,180,568         (976,445,272)     1,141,368        (5,583,835)
                                                   --------------    -----------------   ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      112,916,334          137,541,908      5,713,891         8,007,072
  Transfers between funds including
   guaranteed interest account, net.............      (56,189,766)        (105,716,955)     2,984,423        (7,308,836)
  Transfers for contract benefits and
   terminations.................................      (70,036,921)         (99,132,462)    (3,100,308)       (2,965,466)
  Contract maintenance charges..................     (111,691,279)        (119,127,058)    (3,364,987)       (3,421,088)
                                                   --------------    -----------------   ------------     -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     (125,001,632)        (186,434,567)     2,233,019        (5,688,318)
                                                   --------------    -----------------   ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          205,511           (1,140,000)            --          (124,999)
                                                   --------------    -----------------   ------------     -------------
Increase (Decrease) in Net Assets...............      178,384,447       (1,164,019,839)     3,374,387       (11,397,152)
Net Assets -- Beginning of Period...............    1,181,040,609        2,345,060,448     50,320,685        61,717,837
                                                   --------------    -----------------   ------------     -------------
Net Assets -- End of Period.....................   $1,359,425,056    $   1,181,040,609   $ 53,695,072     $  50,320,685
                                                   ==============    =================   ============     =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................               95                  118            176                22
 Redeemed.......................................             (346)                (399)           (76)              (28)
                                                   --------------    -----------------   ------------     -------------
 Net Increase (Decrease)........................             (251)                (281)           100                (6)
                                                   --------------    -----------------   ------------     -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................               61                   57            123                34
 Redeemed.......................................             (172)                (144)          (206)              (69)
                                                   --------------    -----------------   ------------     -------------
 Net Increase (Decrease)........................             (111)                 (87)           (83)              (35)
                                                   --------------    -----------------   ------------     -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/EQUITY
                                                            500 INDEX
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   7,926,726    $     8,732,341
 Net realized gain (loss) on investments........    (18,806,540)         3,971,897
 Change in unrealized appreciation
  (depreciation) of investments.................    120,927,228       (285,887,312)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................    110,047,414       (273,183,074)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     41,359,898         48,119,158
  Transfers between funds including
   guaranteed interest account, net.............    (10,038,970)        (3,066,082)
  Transfers for contract benefits and
   terminations.................................    (30,052,774)       (36,296,404)
  Contract maintenance charges..................    (33,561,046)       (35,065,398)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (32,292,892)       (26,308,726)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --            (60,000)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     77,754,522       (299,551,800)
Net Assets -- Beginning of Period...............    450,718,252        750,270,052
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 528,472,774    $   450,718,252
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            128                171
 Redeemed.......................................           (274)              (245)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (146)               (74)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            263                 95
 Redeemed.......................................           (227)              (136)
                                                  -------------    ---------------
 Net Increase (Decrease)........................             36                (41)
                                                  -------------    ---------------

                                                              EQ/EQUITY                         EQ/EVERGREEN
                                                             GROWTH PLUS                            OMEGA
                                                 ----------------------------------- -----------------------------------
                                                        2009              2008              2009              2008
                                                 ------------------ ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $    630,534      $     950,543      $   (28,854)      $    17,440
 Net realized gain (loss) on investments........     (7,002,965)         2,407,498         (933,046)         (338,829)
 Change in unrealized appreciation
  (depreciation) of investments.................     35,494,908        (79,537,808)       6,711,825        (3,222,041)
                                                   ------------      -------------      -----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     29,122,477        (76,179,767)       5,749,925        (3,543,430)
                                                   ------------      -------------      -----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     12,805,360         16,260,470        1,300,054           633,489
  Transfers between funds including
   guaranteed interest account, net.............    (14,441,822)         8,423,549       10,529,163            36,797
  Transfers for contract benefits and
   terminations.................................     (5,440,015)        (7,106,901)        (497,725)         (454,466)
  Contract maintenance charges..................     (7,480,507)        (7,788,304)        (739,138)         (487,789)
                                                   ------------      -------------      -----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (14,556,984)         9,788,814       10,592,354          (271,969)
                                                   ------------      -------------      -----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --            (93,001)              --           (75,001)
                                                   ------------      -------------      -----------      ------------
Increase (Decrease) in Net Assets...............     14,565,493        (66,483,954)      16,342,279        (3,890,400)
Net Assets -- Beginning of Period...............    113,900,369        180,384,323        9,874,853        13,765,253
                                                   ------------      -------------      -----------      ------------
Net Assets -- End of Period.....................   $128,465,862      $ 113,900,369      $26,217,132      $  9,874,853
                                                   ============      =============      ===========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             21                 52               11                 2
 Redeemed.......................................            (26)               (18)              (2)               (1)
                                                   ------------      -------------      -----------      ------------
 Net Increase (Decrease)........................             (5)                34                9                 1
                                                   ------------      -------------      -----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             65                144              151                50
 Redeemed.......................................           (182)              (119)             (45)              (50)
                                                   ------------      -------------      -----------      ------------
 Net Increase (Decrease)........................           (117)                25              106                --
                                                   ------------      -------------      -----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/GAMCO MERGERS
                                                        AND ACQUISITIONS
                                                 -------------------------------
                                                      2009            2008
                                                 -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  (18,975)     $    8,453
 Net realized gain (loss) on investments........     (249,367)         (1,614)
 Change in unrealized appreciation
  (depreciation) of investments.................      994,574        (573,981)
                                                   ----------      ----------
 Net Increase (decrease) in net assets from
  operations....................................      726,232        (567,142)
                                                   ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      697,271         677,734
  Transfers between funds including
   guaranteed interest account, net.............    1,729,591       1,604,833
  Transfers for contract benefits and
   terminations.................................     (207,493)        (94,740)
  Contract maintenance charges..................     (255,366)       (165,765)
                                                   ----------      ----------
Net increase (decrease) in net assets from
 contractowners transations.....................    1,964,003       2,022,062
                                                   ----------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          456              --
                                                   ----------      ----------
Increase (Decrease) in Net Assets...............    2,690,691       1,454,920
Net Assets -- Beginning of Period...............    3,909,214       2,454,294
                                                   ----------      ----------
Net Assets -- End of Period.....................   $6,599,905      $3,909,214
                                                   ==========      ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --              --
 Redeemed.......................................           --              --
                                                   ----------      ----------
 Net Increase (Decrease)........................           --              --
                                                   ----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           37              30
 Redeemed.......................................          (18)             (9)
                                                   ----------      ----------
 Net Increase (Decrease)........................           19              21
                                                   ----------      ----------

                                                         EQ/GAMCO SMALL                     EQ/GLOBAL
                                                          COMPANY VALUE                     BOND PLUS
                                                 ------------------------------- -------------------------------
                                                       2009            2008            2009            2008
                                                 --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     54,749    $     99,045    $    148,286    $  5,020,369
 Net realized gain (loss) on investments........    (2,423,570)       (111,198)     (2,731,547)       (312,855)
 Change in unrealized appreciation
  (depreciation) of investments.................    15,139,325      (9,327,813)      3,036,163      (4,458,311)
                                                  ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................    12,770,504      (9,339,966)        452,902         249,203
                                                  ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,554,908       4,877,268       2,648,817       2,487,831
  Transfers between funds including
   guaranteed interest account, net.............    10,297,744      12,381,533       1,937,617      22,358,072
  Transfers for contract benefits and
   terminations.................................    (1,376,878)       (561,719)       (943,408)       (930,795)
  Contract maintenance charges..................    (2,247,869)     (1,519,043)     (1,505,129)     (1,059,517)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................    12,227,905      15,178,039       2,137,897      22,855,591
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           500           1,600              --           1,001
                                                  ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets...............    24,998,909       5,839,673       2,590,799      23,105,795
Net Assets -- Beginning of Period...............    26,043,464      20,203,791      29,541,794       6,435,999
                                                  ------------    ------------    ------------    ------------
Net Assets -- End of Period.....................  $ 51,042,373    $ 26,043,464    $ 32,132,593    $ 29,541,794
                                                  ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --              --              91             283
 Redeemed.......................................            --              --             (86)           (137)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................            --              --               5             146
                                                  ------------    ------------    ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           205             199              32              69
 Redeemed.......................................           (78)            (48)            (19)            (21)
                                                  ------------    ------------    ------------    ------------
 Net Increase (Decrease)........................           127             151              13              48
                                                  ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/GLOBAL
                                                         MULTI-SECTOR EQUITY
                                                 ------------------------------------
                                                        2009               2008
                                                 ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  1,830,221      $      (745,957)
 Net realized gain (loss) on investments........    (20,144,690)          28,414,954
 Change in unrealized appreciation
  (depreciation) of investments.................     94,913,059         (253,802,672)
                                                   ------------      ---------------
 Net Increase (decrease) in net assets from
  operations....................................     76,598,590         (226,133,675)
                                                   ------------      ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     16,841,810           22,786,252
  Transfers between funds including
   guaranteed interest account, net.............      6,315,923          (22,155,110)
  Transfers for contract benefits and
   terminations.................................     (8,546,085)         (14,817,662)
  Contract maintenance charges..................    (10,860,508)         (12,178,299)
                                                   ------------      ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................      3,751,140          (26,364,819)
                                                   ------------      ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --             (373,000)
                                                   ------------      ---------------
Increase (Decrease) in Net Assets...............     80,349,730         (252,871,494)
Net Assets -- Beginning of Period...............    156,636,664          409,508,158
                                                   ------------      ---------------
Net Assets -- End of Period.....................   $236,986,394      $   156,636,664
                                                   ============      ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             19                   18
 Redeemed.......................................            (11)                 (10)
                                                   ------------      ---------------
 Net Increase (Decrease)........................              8                    8
                                                   ------------      ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            233                  184
 Redeemed.......................................           (235)                (337)
                                                   ------------      ---------------
 Net Increase (Decrease)........................             (2)                (153)
                                                   ------------      ---------------

                                                          EQ/INTERMEDIATE                    EQ/INTERNATIONAL
                                                       GOVERNMENT BOND INDEX                    CORE PLUS
                                                 --------------------------------- ------------------------------------
                                                       2009             2008              2009              2008
                                                 ---------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     915,881    $   4,295,242     $   621,966       $     234,281
 Net realized gain (loss) on investments........     (1,283,726)        (153,106)     (3,704,050)         (1,558,045)
 Change in unrealized appreciation
  (depreciation) of investments.................     (3,175,026)         632,384       9,127,845          (9,198,184)
                                                  -------------    -------------     -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     (3,542,871)       4,774,520       6,045,761         (10,521,948)
                                                  -------------    -------------     -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     10,968,335       12,592,115       2,484,333           1,866,427
  Transfers between funds including
   guaranteed interest account, net.............    (18,921,436)       2,749,620       6,412,578           7,880,568
  Transfers for contract benefits and
   terminations.................................     (9,914,880)     (10,877,328)       (722,950)           (502,685)
  Contract maintenance charges..................     (8,690,190)      (8,543,581)     (1,018,788)           (690,155)
                                                  -------------    -------------     -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (26,558,171)      (4,079,174)      7,155,173           8,554,155
                                                  -------------    -------------     -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........         25,000         (329,000)             --            (199,673)
                                                  -------------    -------------     -----------       -------------
Increase (Decrease) in Net Assets...............    (30,076,042)         366,346      13,200,934          (2,167,466)
Net Assets -- Beginning of Period...............    144,100,133      143,733,787      14,748,859          16,916,325
                                                  -------------    -------------     -----------       -------------
Net Assets -- End of Period.....................  $ 114,024,091    $ 144,100,133     $27,949,793       $  14,748,859
                                                  =============    =============     ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             93              151              14                   9
 Redeemed.......................................           (198)            (151)             (3)                 (2)
                                                  -------------    -------------     -----------       -------------
 Net Increase (Decrease)........................           (105)              --              11                   7
                                                  -------------    -------------     -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             14               15              92                  92
 Redeemed.......................................            (38)             (41)            (45)                (40)
                                                  -------------    -------------     -----------       -------------
 Net Increase (Decrease)........................            (24)             (26)             47                  52
                                                  -------------    -------------     -----------       -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/INTERNATIONAL                  EQ/JPMORGAN VALUE
                                                             GROWTH                         OPPORTUNITIES
                                                 ------------------------------- ------------------------------------
                                                       2009            2008             2009              2008
                                                 --------------- --------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    152,552    $     77,440     $   247,415       $     424,768
 Net realized gain (loss) on investments........    (2,283,315)       (962,250)     (3,292,951)         (2,721,909)
 Change in unrealized appreciation
  (depreciation) of investments.................     7,163,054      (5,280,077)      9,701,057         (13,551,374)
                                                  ------------    ------------     -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     5,032,291      (6,164,887)      6,655,521         (15,848,515)
                                                  ------------    ------------     -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,880,382       1,715,628       2,364,225           2,755,151
  Transfers between funds including
   guaranteed interest account, net.............     7,001,460       5,205,920         696,721          (3,687,336)
  Transfers for contract benefits and
   terminations.................................      (672,149)       (257,505)     (1,639,727)         (2,196,222)
  Contract maintenance charges..................      (849,470)       (618,397)     (1,681,725)         (1,800,756)
                                                  ------------    ------------     -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     7,360,223       6,045,646        (260,506)         (4,929,163)
                                                  ------------    ------------     -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           546           5,000              --            (133,000)
                                                  ------------    ------------     -----------       -------------
Increase (Decrease) in Net Assets...............    12,393,060        (114,241)      6,395,015         (20,910,678)
Net Assets -- Beginning of Period...............    10,232,339      10,346,580      21,494,164          42,404,842
                                                  ------------    ------------     -----------       -------------
Net Assets -- End of Period.....................  $ 22,625,399    $ 10,232,339     $27,889,179       $  21,494,164
                                                  ============    ============     ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --              --               3                   1
 Redeemed.......................................            --              --              (1)                 (2)
                                                  ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................            --              --               2                  (1)
                                                  ------------    ------------     -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           157             116              39                  22
 Redeemed.......................................           (64)            (55)            (46)                (58)
                                                  ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................            93              61              (7)                (36)
                                                  ------------    ------------     -----------       -------------

                                                            EQ/LARGE CAP
                                                             CORE PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $  290,944      $    (22,455)
 Net realized gain (loss) on investments........      (852,752)         (919,738)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,407,274        (3,562,832)
                                                    ----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     1,845,466        (4,505,025)
                                                    ----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       733,322           796,778
  Transfers between funds including
   guaranteed interest account, net.............      (278,998)         (253,885)
  Transfers for contract benefits and
   terminations.................................      (408,585)         (619,214)
  Contract maintenance charges..................      (491,792)         (475,488)
                                                    ----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (446,053)         (551,809)
                                                    ----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --          (188,749)
                                                    ----------      ------------
Increase (Decrease) in Net Assets...............     1,399,413        (5,245,583)
Net Assets -- Beginning of Period...............     7,300,983        12,546,566
                                                    ----------      ------------
Net Assets -- End of Period.....................    $8,700,396      $  7,300,983
                                                    ==========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             2                 3
 Redeemed.......................................            (1)               (1)
                                                    ----------      ------------
 Net Increase (Decrease)........................             1                 2
                                                    ----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            17                22
 Redeemed.......................................           (24)              (29)
                                                    ----------      ------------
 Net Increase (Decrease)........................            (7)               (7)
                                                    ----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/LARGE CAP
                                                             GROWTH INDEX
                                                 -------------------------------------
                                                        2009               2008
                                                 ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $  1,437,726      $    (328,844)
 Net realized gain (loss) on investments........      (1,858,043)          (741,882)
 Change in unrealized appreciation
  (depreciation) of investments.................      29,457,768        (42,772,545)
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations....................................      29,037,451        (43,843,271)
                                                    ------------      -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       8,889,225         11,782,707
  Transfers between funds including
   guaranteed interest account, net.............       1,363,391          1,704,093
  Transfers for contract benefits and
   terminations.................................      (4,790,789)        (5,520,824)
  Contract maintenance charges..................      (6,659,547)        (6,991,671)
                                                    ------------      -------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (1,197,720)           974,305
                                                    ------------      -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........      (2,798,660)           (19,000)
                                                    ------------      -------------
Increase (Decrease) in Net Assets...............      25,041,071        (42,887,966)
Net Assets -- Beginning of Period...............      75,582,994        118,470,960
                                                    ------------      -------------
Net Assets -- End of Period.....................    $100,624,065      $  75,582,994
                                                    ============      =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              12                 14
 Redeemed.......................................              (8)                (7)
                                                    ------------      -------------
 Net Increase (Decrease)........................               4                  7
                                                    ------------      -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             150                193
 Redeemed.......................................            (187)              (197)
                                                    ------------      -------------
 Net Increase (Decrease)........................             (37)                (4)
                                                    ------------      -------------

                                                             EQ/LARGE CAP                         EQ/LARGE CAP
                                                              GROWTH PLUS                          VALUE INDEX
                                                 ------------------------------------- -----------------------------------
                                                        2009               2008               2009              2008
                                                 ------------------ ------------------ ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $    897,901      $   (605,388)      $    223,559      $     32,018
 Net realized gain (loss) on investments........      (2,361,980)        1,010,527         (1,044,044)         (365,108)
 Change in unrealized appreciation
  (depreciation) of investments.................      35,472,698       (69,853,979)         1,256,019        (1,239,085)
                                                    ------------      ------------       ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      34,008,619       (69,448,840)           435,534        (1,572,175)
                                                    ------------      ------------       ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      13,103,593        15,506,160            514,737           458,845
  Transfers between funds including
   guaranteed interest account, net.............      (5,162,970)       (4,227,408)           881,203         1,113,079
  Transfers for contract benefits and
   terminations.................................      (7,887,753)      (10,446,521)          (201,455)          (20,212)
  Contract maintenance charges..................      (9,380,358)      (10,257,693)          (159,488)         (114,028)
                                                    ------------      ------------       ------------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (9,327,488)       (9,425,462)         1,034,997         1,437,684
                                                    ------------      ------------       ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........              --           (45,754)                --                --
                                                    ------------      ------------       ------------      ------------
Increase (Decrease) in Net Assets...............      24,681,131       (78,920,056)         1,470,531          (134,491)
Net Assets -- Beginning of Period...............     106,421,429       185,341,485          1,646,992         1,781,483
                                                    ------------      ------------       ------------      ------------
Net Assets -- End of Period.....................    $131,102,560      $106,421,429       $  3,117,523      $  1,646,992
                                                    ============      ============       ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................               8                11                 27                25
 Redeemed.......................................              (7)               (6)               (20)               (8)
                                                    ------------      ------------       ------------      ------------
 Net Increase (Decrease)........................               1                 5                  7                17
                                                    ------------      ------------       ------------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              57                63                 24                 7
 Redeemed.......................................            (137)             (131)                (7)               (2)
                                                    ------------      ------------       ------------      ------------
 Net Increase (Decrease)........................             (80)              (68)                17                 5
                                                    ------------      ------------       ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP
                                                             VALUE PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   6,822,920    $    14,726,253
 Net realized gain (loss) on investments........    (55,165,137)       (32,039,818)
 Change in unrealized appreciation
  (depreciation) of investments.................    115,796,321       (295,320,703)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     67,454,104       (312,634,268)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     41,263,353         55,670,709
  Transfers between funds including
   guaranteed interest account, net.............    (34,987,757)       (60,294,344)
  Transfers for contract benefits and
   terminations.................................    (21,870,321)       (37,455,424)
  Contract maintenance charges..................    (31,924,043)       (36,110,257)
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (47,518,768)       (78,189,316)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --           (743,051)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     19,935,336       (391,566,635)
Net Assets -- Beginning of Period...............    383,238,984        774,805,619
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 403,174,320    $   383,238,984
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             97                131
 Redeemed.......................................           (515)              (634)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (418)              (503)
                                                  -------------    ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             36                 43
 Redeemed.......................................           (133)              (143)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (97)              (100)
                                                  -------------    ---------------

                                                          EQ/LORD ABBETT                    EQ/LORD ABBETT
                                                        GROWTH AND INCOME                   LARGE CAP CORE
                                                 -------------------------------- ----------------------------------
                                                       2009             2008            2009              2008
                                                 ---------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $    9,153      $   17,869       $   33,603       $     42,712
 Net realized gain (loss) on investments........      (169,729)        (76,761)        (545,720)          (209,740)
 Change in unrealized appreciation
  (depreciation) of investments.................       504,166        (381,127)       2,028,409         (1,038,192)
                                                    ----------      ----------       ----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................       343,590        (440,019)       1,516,292         (1,205,220)
                                                    ----------      ----------       ----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       325,606         259,249          938,274            578,270
  Transfers between funds including
   guaranteed interest account, net.............       314,559         612,984        2,629,955          3,312,919
  Transfers for contract benefits and
   terminations.................................       (21,468)        (16,361)        (319,051)          (100,202)
  Contract maintenance charges..................      (119,673)        (80,083)        (367,275)          (177,371)
                                                    ----------      ----------       ----------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       499,024         775,789        2,881,903          3,613,616
                                                    ----------      ----------       ----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --           4,674               50                 --
                                                    ----------      ----------       ----------      ------------
Increase (Decrease) in Net Assets...............       842,614         340,444        4,398,245          2,408,396
Net Assets -- Beginning of Period...............       995,470         655,026        4,000,637          1,592,241
                                                    ----------      ----------       ----------      ------------
Net Assets -- End of Period.....................    $1,838,084      $  995,470       $8,398,882      $  4,000,637
                                                    ==========      ==========       ==========      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            10               9               40                39
 Redeemed.......................................            (4)             (3)             (19)              (10)
                                                    ----------      ----------       ----------      ------------
 Net Increase (Decrease)........................             6               6               21                29
                                                    ----------      ----------       ----------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             3               3               19                11
 Redeemed.......................................            (1)             (1)              (4)               (1)
                                                    ----------      ----------       ----------      ------------
 Net Increase (Decrease)........................             2               2               15                10
                                                    ----------      ----------       ----------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/MID CAP
                                                          EQ/MID CAP INDEX                   VALUE PLUS (a)(b)(c)
                                                 ----------------------------------- ------------------------------------
                                                       2009              2008              2009               2008
                                                 ---------------- ------------------ ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $      548,985    $     493,771     $   1,937,547     $    1,852,478
 Net realized gain (loss) on investments........     (10,675,075)      (3,311,713)      (89,988,717)       (18,623,984)
 Change in unrealized appreciation
  (depreciation) of investments.................      33,432,392      (62,531,630)      114,400,663        (74,979,932)
                                                  --------------    -------------     -------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................      23,306,302      (65,349,572)       26,349,493        (91,751,438)
                                                  --------------    -------------     -------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       9,372,493       12,758,205        16,560,750         19,391,426
  Transfers between funds including
   guaranteed interest account, net.............      (3,249,124)      (3,765,483)       72,983,753        (24,213,772)
  Transfers for contract benefits and
   terminations.................................      (3,935,810)      (6,239,549)       (8,678,348)       (11,705,880)
  Contract maintenance charges..................      (5,450,391)      (5,927,426)      (11,339,484)       (11,371,291)
                                                  --------------    -------------     -------------     --------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (3,262,832)      (3,174,253)       69,526,671        (27,899,517)
                                                  --------------    -------------     -------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........              --         (193,000)               --            (65,000)
                                                  --------------    -------------     -------------     --------------
Increase (Decrease) in Net Assets...............      20,043,470      (68,716,825)       95,876,164       (119,715,955)
Net Assets -- Beginning of Period...............      65,306,905      134,023,730       129,951,919        249,667,874
                                                  --------------    -------------     -------------     --------------
Net Assets -- End of Period.....................  $   85,350,375    $  65,306,905     $ 225,828,083     $  129,951,919
                                                  ==============    =============     =============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              15               20             1,519                 20
 Redeemed.......................................             (10)              (9)             (223)               (24)
                                                  --------------    -------------     -------------     --------------
 Net Increase (Decrease)........................               5               11             1,296                 (4)
                                                  --------------    -------------     -------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              97               94                34                 69
 Redeemed.......................................            (140)            (142)           (1,015)              (246)
                                                  --------------    -------------     -------------     --------------
 Net Increase (Decrease)........................             (43)             (48)             (981)              (177)
                                                  --------------    -------------     -------------     --------------

                                                          EQ/MONEY MARKET
                                                 ---------------------------------
                                                        2009             2008
                                                 ----------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $      (549,474)  $   8,950,425
 Net realized gain (loss) on investments........          (47,394)        (52,501)
 Change in unrealized appreciation
  (depreciation) of investments.................          197,930          47,770
                                                  ---------------   -------------
 Net Increase (decrease) in net assets from
  operations....................................         (398,938)      8,945,694
                                                  ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      141,231,864     148,149,489
  Transfers between funds including
   guaranteed interest account, net.............     (119,375,666)    (53,640,608)
  Transfers for contract benefits and
   terminations.................................      (75,669,700)    (49,764,257)
  Contract maintenance charges..................      (31,470,596)    (29,908,932)
                                                  ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transations.....................      (85,284,098)     14,835,692
                                                  ---------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........          (58,267)       (207,725)
                                                  ---------------   -------------
Increase (Decrease) in Net Assets...............      (85,741,303)     23,573,661
Net Assets -- Beginning of Period...............      471,961,108     448,387,447
                                                  ---------------   -------------
Net Assets -- End of Period.....................  $   386,219,805   $ 471,961,108
                                                  ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................              817           1,116
 Redeemed.......................................           (1,217)         (1,090)
                                                  ---------------   -------------
 Net Increase (Decrease)........................             (400)             26
                                                  ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................              829             385
 Redeemed.......................................             (708)           (304)
                                                  ---------------   -------------
 Net Increase (Decrease)........................              121              81
                                                  ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/MONTAG &                    EQ/PIMCO ULTRA
                                                          CALDWELL GROWTH                SHORT BOND (d) (e)
                                                 --------------------------------- -------------------------------
                                                       2009             2008             2009            2008
                                                 --------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     24,190     $    (4,379)     $    433,483    $    783,910
 Net realized gain (loss) on investments........    (1,106,922)       (641,630)       (2,285,906)      1,151,909
 Change in unrealized appreciation
  (depreciation) of investments.................     4,896,521      (3,355,429)        3,516,250      (4,513,628)
                                                  ------------     -----------      ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     3,813,789      (4,001,438)        1,663,827      (2,577,809)
                                                  ------------     -----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,592,194       1,154,149         5,909,795       3,616,082
  Transfers between funds including
   guaranteed interest account, net.............     4,285,007       8,591,375        20,770,286      26,302,198
  Transfers for contract benefits and
   terminations.................................      (746,729)       (340,261)       (1,360,263)     (1,173,309)
  Contract maintenance charges..................      (728,518)       (474,281)       (2,520,464)     (1,269,813)
                                                  ------------     -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................     4,401,954       8,930,982        22,799,354      27,475,158
                                                  ------------     -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --             438                --             500
                                                  ------------     -----------      ------------    ------------
Increase (Decrease) in Net Assets...............     8,215,743       4,929,982        24,463,181      24,897,849
Net Assets -- Beginning of Period...............    10,091,744       5,161,762        30,513,357       5,615,508
                                                  ------------     -----------      ------------    ------------
Net Assets -- End of Period.....................  $ 18,307,487     $10,091,744      $ 54,976,538    $ 30,513,357
                                                  ============     ===========      ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            55              72               424              --
 Redeemed.......................................           (32)            (25)             (105)             --
                                                  ------------     -----------      ------------    ------------
 Net Increase (Decrease)........................            23              47               319              --
                                                  ------------     -----------      ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            44              45               131             349
 Redeemed.......................................           (18)             (9)             (253)           (107)
                                                  ------------     -----------      ------------    ------------
 Net Increase (Decrease)........................            26              36              (122)            242
                                                  ------------     -----------      ------------    ------------

                                                             EQ/QUALITY
                                                            BOND PLUS (g)
                                                 -----------------------------------
                                                       2009              2008
                                                 ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $   2,968,215     $  6,652,507
 Net realized gain (loss) on investments........     (5,943,811)      (1,568,982)
 Change in unrealized appreciation
  (depreciation) of investments.................      9,338,135      (14,203,456)
                                                  -------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................      6,362,539       (9,119,931)
                                                  -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     19,872,919       10,634,962
  Transfers between funds including
   guaranteed interest account, net.............    (18,980,116)       1,780,794
  Transfers for contract benefits and
   terminations.................................     (6,299,580)      (8,568,339)
  Contract maintenance charges..................     (7,462,819)      (7,210,812)
                                                  -------------     ------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (12,869,596)      (3,363,395)
                                                  -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........        135,950          (10,000)
                                                  -------------     ------------
Increase (Decrease) in Net Assets...............     (6,371,107)     (12,493,326)
Net Assets -- Beginning of Period...............    119,359,611      131,852,937
                                                  -------------     ------------
Net Assets -- End of Period.....................  $ 112,988,504     $119,359,611
                                                  =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            277              138
 Redeemed.......................................           (346)            (147)
                                                  -------------     ------------
 Net Increase (Decrease)........................            (69)              (9)
                                                  -------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             40               13
 Redeemed.......................................            (36)             (29)
                                                  -------------     ------------
 Net Increase (Decrease)........................              4              (16)
                                                  -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/SMALL
                                                            COMPANY INDEX
                                                 ----------------------------------
                                                        2009             2008
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   472,574      $      284,991
 Net realized gain (loss) on investments........    (7,594,188)          1,539,143
 Change in unrealized appreciation
  (depreciation) of investments.................    16,338,346         (20,813,018)
                                                   -----------      --------------
 Net Increase (decrease) in net assets from
  operations....................................     9,216,732         (18,988,884)
                                                   -----------      --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,410,158           5,516,788
  Transfers between funds including
   guaranteed interest account, net.............      (153,078)          1,636,286
  Transfers for contract benefits and
   terminations.................................    (1,888,845)         (1,862,501)
  Contract maintenance charges..................    (2,375,992)         (2,384,851)
                                                   -----------      --------------
Net increase (decrease) in net assets from
 contractowners transations.....................        (7,757)          2,905,722
                                                   -----------      --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (110,000)
                                                   -----------      --------------
Increase (Decrease) in Net Assets...............     9,208,975         (16,193,162)
Net Assets -- Beginning of Period...............    36,857,749          53,050,911
                                                   -----------      --------------
Net Assets -- End of Period.....................   $46,066,724      $   36,857,749
                                                   ===========      ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            47                  49
 Redeemed.......................................           (55)                (36)
                                                   -----------      --------------
 Net Increase (Decrease)........................            (8)                 13
                                                   -----------      --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            22                  16
 Redeemed.......................................           (16)                (16)
                                                   -----------      --------------
 Net Increase (Decrease)........................             6                  --
                                                   -----------      --------------

                                                         EQ/T. ROWE PRICE                     EQ/UBS GROWTH
                                                           GROWTH STOCK                         AND INCOME
                                                 -----------------------------------   -------------------------------
                                                        2009              2008             2009             2008
                                                 -----------------  ----------------   -------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  (108,599)      $    (125,362)     $   19,757     $     41,848
 Net realized gain (loss) on investments........    (2,101,354)           (289,223)       (440,108)        (205,597)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,030,316         (13,525,544)      1,571,718       (1,861,981)
                                                   -----------       -------------      ----------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     8,820,363         (13,940,129)      1,151,367       (2,025,730)
                                                   -----------       -------------      ----------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,822,532           3,233,436         665,564          716,215
  Transfers between funds including
   guaranteed interest account, net.............     5,542,821             244,974         (48,599)         442,793
  Transfers for contract benefits and
   terminations.................................    (1,253,265)         (1,429,849)        (74,047)         (97,746)
  Contract maintenance charges..................    (1,666,335)         (1,598,077)       (245,878)        (222,985)
                                                   -----------       -------------      ----------     ------------
Net increase (decrease) in net assets from
 contractowners transations.....................     5,445,753             450,484         297,040          838,277
                                                   -----------       -------------      ----------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (116,999)             --               --
                                                   -----------       -------------      ----------     ------------
Increase (Decrease) in Net Assets...............    14,266,116         (13,606,644)      1,448,407       (1,187,453)
Net Assets -- Beginning of Period...............    19,012,515          32,619,159       3,313,004        4,500,457
                                                   -----------       -------------      ----------     ------------
Net Assets -- End of Period.....................   $33,278,631       $  19,012,515      $4,761,411     $  3,313,004
                                                   ===========       =============      ==========     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             5                   4              --               --
 Redeemed.......................................            (5)                 (3)             --               --
                                                   -----------       -------------      ----------     ------------
 Net Increase (Decrease)........................            --                   1              --               --
                                                   -----------       -------------      ----------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           154                  68              16               19
 Redeemed.......................................           (81)                (64)            (12)              (9)
                                                   -----------       -------------      ----------     ------------
 Net Increase (Decrease)........................            73                   4               4               10
                                                   -----------       -------------      ----------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/VAN KAMPEN
                                                              COMSTOCK
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   28,560       $   39,159
 Net realized gain (loss) on investments........      (211,665)        (133,012)
 Change in unrealized appreciation
  (depreciation) of investments.................       738,712         (664,233)
                                                    ----------       ----------
 Net Increase (decrease) in net assets from
  operations....................................       555,607         (758,086)
                                                    ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       365,444          559,588
  Transfers between funds including
   guaranteed interest account, net.............       187,317          778,161
  Transfers for contract benefits and
   terminations.................................       (26,844)         (39,069)
  Contract maintenance charges..................      (140,393)        (122,145)
                                                    ----------       ----------
Net increase (decrease) in net assets from
 contractowners transations.....................       385,524        1,176,535
                                                    ----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           200               --
                                                    ----------       ----------
Increase (Decrease) in Net Assets...............       941,331          418,449
Net Assets -- Beginning of Period...............     1,594,764        1,176,315
                                                    ----------       ----------
Net Assets -- End of Period.....................    $2,536,095       $1,594,764
                                                    ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             7               15
 Redeemed.......................................            (7)              (4)
                                                    ----------       ----------
 Net Increase (Decrease)........................            --               11
                                                    ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             7                5
 Redeemed.......................................            (2)              (1)
                                                    ----------       ----------
 Net Increase (Decrease)........................             5                4
                                                    ----------       ----------

                                                          EQ/VAN KAMPEN              FIDELITY(R)
                                                          MID CAP GROWTH           MONEY MARKET (j)
                                                 -------------------------------- -----------------
                                                       2009            2008              2009
                                                 --------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    (90,615)   $      (80,401)    $     9,556
 Net realized gain (loss) on investments........    (3,269,924)       (1,304,485)            (11)
 Change in unrealized appreciation
  (depreciation) of investments.................    12,340,576        (9,404,040)             12
                                                  ------------    --------------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     8,980,037       (10,788,926)          9,557
                                                  ------------    --------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,795,232         2,586,628          64,347
  Transfers between funds including
   guaranteed interest account, net.............    10,661,571         7,116,965      14,688,611
  Transfers for contract benefits and
   terminations.................................    (1,189,123)         (331,348)       (587,649)
  Contract maintenance charges..................    (1,268,417)         (972,422)       (160,823)
                                                  ------------    --------------     -----------
Net increase (decrease) in net assets from
 contractowners transations.....................    10,999,263         8,399,823      14,004,486
                                                  ------------    --------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --              --
                                                  ------------    --------------     -----------
Increase (Decrease) in Net Assets...............    19,979,300        (2,389,103)     14,014,043
Net Assets -- Beginning of Period...............    13,637,814        16,026,917              --
                                                  ------------    --------------     -----------
Net Assets -- End of Period.....................  $ 33,617,114    $   13,637,814     $14,014,043
                                                  ============    ==============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           158               104              --
 Redeemed.......................................           (64)              (50)             --
                                                  ------------    --------------     -----------
 Net Increase (Decrease)........................            94                54              --
                                                  ------------    --------------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            48                40             244
 Redeemed.......................................           (17)              (10)           (103)
                                                  ------------    --------------     -----------
 Net Increase (Decrease)........................            31                30             141
                                                  ------------    --------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                     ASSET MANAGER: GROWTH                  CONTRAFUND
                                                 ------------------------------ ---------------------------------
                                                      2009            2008            2009             2008
                                                 -------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   72,257    $     106,346   $      395,485   $      304,747
 Net realized gain (loss) on investments........     (943,320)         (66,825)     (10,041,698)      (7,441,451)
 Change in unrealized appreciation
  (depreciation) of investments.................    2,359,904       (2,744,180)      19,541,988      (13,201,509)
                                                   ----------    -------------   --------------   --------------
 Net Increase (decrease) in net assets from
  operations....................................    1,488,841       (2,704,659)       9,895,775      (20,338,213)
                                                   ----------    -------------   --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      145,015          132,315          677,014          811,151
  Transfers between funds including
   guaranteed interest account, net.............      228,022        2,432,143        4,762,326        2,025,624
  Transfers for contract benefits and
   terminations.................................      (50,494)         (71,925)      (1,813,764)      (1,940,325)
  Contract maintenance charges..................     (137,378)        (138,045)        (864,601)        (948,222)
                                                   ----------    -------------   --------------   --------------
Net increase (decrease) in net assets from
 contractowners transations.....................      185,165        2,354,488        2,760,975          (51,772)
                                                   ----------    -------------   --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --              420               --               --
                                                   ----------    -------------   --------------   --------------
Increase (Decrease) in Net Assets...............    1,674,006         (349,751)      12,656,750      (20,389,985)
Net Assets -- Beginning of Period...............    4,470,274        4,820,025       26,166,281       46,556,266
                                                   ----------    -------------   --------------   --------------
Net Assets -- End of Period.....................   $6,144,280    $   4,470,274   $   38,823,031   $   26,166,281
                                                   ==========    =============   ==============   ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --               --               --               --
 Redeemed.......................................           --               --               --               --
                                                   ----------    -------------   --------------   --------------
 Net Increase (Decrease)........................           --               --               --               --
                                                   ----------    -------------   --------------   --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           21               31               99               18
 Redeemed.......................................          (19)             (18)             (79)             (10)
                                                   ----------    -------------   --------------   --------------
 Net Increase (Decrease)........................            2               13               20                8
                                                   ----------    -------------   --------------   --------------

                                                    FIDELITY(R) VIP EQUITY-INCOME
                                                 -----------------------------------
                                                        2009              2008
                                                 ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $     96,077      $    155,724
 Net realized gain (loss) on investments........     (1,807,648)       (1,089,523)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,001,176        (2,546,871)
                                                   ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      1,289,605        (3,480,670)
                                                   ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........        134,810           206,941
  Transfers between funds including
   guaranteed interest account, net.............       (332,514)       (1,228,277)
  Transfers for contract benefits and
   terminations.................................        (84,820)         (157,276)
  Contract maintenance charges..................       (152,072)         (184,740)
                                                   ------------      ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       (434,596)       (1,363,352)
                                                   ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --                --
                                                   ------------      ------------
Increase (Decrease) in Net Assets...............        855,009        (4,844,022)
Net Assets -- Beginning of Period...............      4,515,139         9,359,161
                                                   ------------      ------------
Net Assets -- End of Period.....................   $  5,370,148      $  4,515,139
                                                   ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             --                --
 Redeemed.......................................             --                --
                                                   ------------      ------------
 Net Increase (Decrease)........................             --                --
                                                   ------------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             14                14
 Redeemed.......................................            (18)              (21)
                                                   ------------      ------------
 Net Increase (Decrease)........................             (4)               (7)
                                                   ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       FIDELITY(R) VIP                  FIDELITY(R) VIP
                                                       GROWTH & INCOME                    HIGH INCOME
                                                 ------------------------------ ---------------------------------
                                                      2009            2008            2009             2008
                                                 -------------- --------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   33,711    $      43,019   $  1,320,520     $    734,589
 Net realized gain (loss) on investments........     (864,730)        (134,222)    (1,464,994)        (969,736)
 Change in unrealized appreciation
  (depreciation) of investments.................    1,828,744       (2,012,846)     4,366,086       (2,022,122)
                                                   ----------    -------------   ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................      997,725       (2,104,049)     4,221,612       (2,257,269)
                                                   ----------    -------------   ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      168,506          193,618        198,731        3,336,572
  Transfers between funds including
   guaranteed interest account, net.............      785,228          741,455      7,374,108       (3,743,163)
  Transfers for contract benefits and
   terminations.................................      (29,381)        (115,297)      (200,102)        (267,434)
  Contract maintenance charges..................     (107,542)         (94,657)      (319,476)        (177,997)
                                                   ----------    -------------   ------------     ------------
Net increase (decrease) in net assets from
 contractowners transations.....................      816,811          725,119      7,053,261         (852,022)
                                                   ----------    -------------   ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --               --             --               --
                                                   ----------    -------------   ------------     ------------
Increase (Decrease) in Net Assets...............    1,814,536       (1,378,930)    11,274,873       (3,109,291)
Net Assets -- Beginning of Period...............    2,927,099        4,306,029      6,563,574        9,672,865
                                                   ----------    -------------   ------------     ------------
Net Assets -- End of Period.....................   $4,741,635    $   2,927,099   $ 17,838,447     $  6,563,574
                                                   ==========    =============   ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --               --             --               --
 Redeemed.......................................           --               --             --               --
                                                   ----------    -------------   ------------     ------------
 Net Increase (Decrease)........................           --               --             --               --
                                                   ----------    -------------   ------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           22               20            104               41
 Redeemed.......................................          (13)             (16)           (50)             (47)
                                                   ----------    -------------   ------------     ------------
 Net Increase (Decrease)........................            9                4             54               (6)
                                                   ----------    -------------   ------------     ------------

                                                          FIDELITY(R) VIP
                                                      INVESTMENT GRADE BOND
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $  1,282,735    $     389,350
 Net realized gain (loss) on investments........      (112,026)        (263,378)
 Change in unrealized appreciation
  (depreciation) of investments.................       977,133         (519,742)
                                                  ------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     2,147,842         (393,770)
                                                  ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,062,137          579,016
  Transfers between funds including
   guaranteed interest account, net.............    10,329,631         (664,417)
  Transfers for contract benefits and
   terminations.................................    (1,550,993)        (920,582)
  Contract maintenance charges..................      (350,357)        (213,609)
                                                  ------------    -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     9,490,418       (1,219,592)
                                                  ------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --               --
                                                  ------------    -------------
Increase (Decrease) in Net Assets...............    11,638,260       (1,613,362)
Net Assets -- Beginning of Period...............     8,340,156        9,953,518
                                                  ------------    -------------
Net Assets -- End of Period.....................  $ 19,978,416    $   8,340,156
                                                  ============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --               --
 Redeemed.......................................            --               --
                                                  ------------    -------------
 Net Increase (Decrease)........................            --               --
                                                  ------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           138               38
 Redeemed.......................................           (57)             (49)
                                                  ------------    -------------
 Net Increase (Decrease)........................            81              (11)
                                                  ------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         FIDELITY(R) VIP                  FIDELITY(R) VIP
                                                             MID CAP                           VALUE
                                                 -------------------------------- ---------------------------------
                                                       2009            2008             2009             2008
                                                 --------------- ---------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    124,092    $       78,125   $      31,562    $     31,248
 Net realized gain (loss) on investments........    (4,166,258)        1,525,077      (1,311,360)       (767,921)
 Change in unrealized appreciation
  (depreciation) of investments.................    12,713,271       (17,135,962)      2,887,666      (2,116,710)
                                                  ------------    --------------   -------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     8,671,105       (15,532,760)      1,607,868      (2,853,383)
                                                  ------------    --------------   -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       358,739           643,727          89,488          85,611
  Transfers between funds including
   guaranteed interest account, net.............     2,259,379          (688,436)        920,220        (921,417)
  Transfers for contract benefits and
   terminations.................................    (1,159,229)       (1,702,883)        (25,300)       (136,306)
  Contract maintenance charges..................      (711,044)         (826,324)       (115,641)       (138,032)
                                                  ------------    --------------   -------------    ------------
Net increase (decrease) in net assets from
 contractowners transations.....................       747,845        (2,573,916)        868,767      (1,110,144)
                                                  ------------    --------------   -------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --              --           3,150
                                                  ------------    --------------   -------------    ------------
Increase (Decrease) in Net Assets...............     9,418,950       (18,106,676)      2,476,635      (3,960,377)
Net Assets -- Beginning of Period...............    22,279,171        40,385,847       2,969,726       6,930,103
                                                  ------------    --------------   -------------    ------------
Net Assets -- End of Period.....................  $ 31,698,121    $   22,279,171   $   5,446,361    $  2,969,726
                                                  ============    ==============   =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --                --              --              --
 Redeemed.......................................            --                --              --              --
                                                  ------------    --------------   -------------    ------------
 Net Increase (Decrease)........................            --                --              --              --
                                                  ------------    --------------   -------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            41                41              23              11
 Redeemed.......................................           (38)              (54)            (14)            (19)
                                                  ------------    --------------   -------------    ------------
 Net Increase (Decrease)........................             3               (13)              9              (8)
                                                  ------------    --------------   -------------    ------------

                                                      FIDELITY(R) VIP VALUE
                                                            STRATEGIES
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $      17,851   $      24,672
 Net realized gain (loss) on investments........     (1,626,965)     (1,150,133)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,585,310      (2,135,183)
                                                  -------------   -------------
 Net Increase (decrease) in net assets from
  operations....................................      1,976,196      (3,260,644)
                                                  -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         51,299         136,110
  Transfers between funds including
   guaranteed interest account, net.............      1,375,601      (2,115,516)
  Transfers for contract benefits and
   terminations.................................        (20,854)       (291,583)
  Contract maintenance charges..................       (115,297)       (130,495)
                                                  -------------   -------------
Net increase (decrease) in net assets from
 contractowners transations.....................      1,290,749      (2,401,484)
                                                  -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --              --
                                                  -------------   -------------
Increase (Decrease) in Net Assets...............      3,266,945      (5,662,128)
Net Assets -- Beginning of Period...............      2,697,088       8,359,216
                                                  -------------   -------------
Net Assets -- End of Period.....................  $   5,964,033   $   2,697,088
                                                  =============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             --              --
 Redeemed.......................................             --              --
                                                  -------------   -------------
 Net Increase (Decrease)........................             --              --
                                                  -------------   -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................             23              10
 Redeemed.......................................            (13)            (23)
                                                  -------------   -------------
 Net Increase (Decrease)........................             10             (13)
                                                  -------------   -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             MULTIMANAGER
                                                        AGGRESSIVE EQUITY (f)
                                                 ------------------------------------
                                                       2009               2008
                                                 ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    (489,785)    $     (292,662)
 Net realized gain (loss) on investments........     (9,573,901)           997,032
 Change in unrealized appreciation
  (depreciation) of investments.................    102,184,636       (239,906,457)
                                                  -------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................     92,120,950       (239,202,087)
                                                  -------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     33,166,992         37,898,155
  Transfers between funds including
   guaranteed interest account, net.............     15,624,351        (19,361,895)
  Transfers for contract benefits and
   terminations.................................    (18,565,918)       (23,645,519)
  Contract maintenance charges..................    (30,075,099)       (31,474,886)
                                                  -------------     --------------
Net increase (decrease) in net assets from
 contractowners transations.....................        150,326        (36,584,145)
                                                  -------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........     (1,465,535)           (74,000)
                                                  -------------     --------------
Increase (Decrease) in Net Assets...............     90,805,741       (275,860,232)
Net Assets -- Beginning of Period...............    259,442,218        535,302,450
                                                  -------------     --------------
Net Assets -- End of Period.....................  $ 350,247,959     $  259,442,218
                                                  =============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            147                 25
 Redeemed.......................................           (116)              (105)
                                                  -------------     --------------
 Net Increase (Decrease)........................             31                (80)
                                                  -------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            109                 12
 Redeemed.......................................            (26)               (20)
                                                  -------------     --------------
 Net Increase (Decrease)........................             83                 (8)
                                                  -------------     --------------

                                                           MULTIMANAGER                       MULTIMANAGER
                                                            CORE BOND                     INTERNATIONAL EQUITY
                                                 -------------------------------- ------------------------------------
                                                       2009             2008             2009              2008
                                                 ---------------- --------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  2,967,750    $  3,744,858     $   594,477       $     789,609
 Net realized gain (loss) on investments........        (80,326)      2,040,252      (5,111,204)          1,869,820
 Change in unrealized appreciation
  (depreciation) of investments.................      3,847,315      (4,086,962)     17,098,013         (42,486,141)
                                                   ------------    ------------     -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................      6,734,739       1,698,148      12,581,286         (39,826,712)
                                                   ------------    ------------     -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,603,672       8,468,219       5,936,223           6,915,056
  Transfers between funds including
   guaranteed interest account, net.............     18,826,406       5,096,263      (2,316,607)         (1,439,723)
  Transfers for contract benefits and
   terminations.................................     (5,073,455)     (5,257,342)     (2,248,167)         (2,853,837)
  Contract maintenance charges..................     (5,839,973)     (4,921,082)     (3,331,420)         (3,406,563)
                                                   ------------    ------------     -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     16,516,650       3,386,058      (1,959,971)           (785,067)
                                                   ------------    ------------     -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........             --              --              --             (50,000)
                                                   ------------    ------------     -----------       -------------
Increase (Decrease) in Net Assets...............     23,251,389       5,084,206      10,621,315         (40,661,779)
Net Assets -- Beginning of Period...............     83,000,462      77,916,256      43,975,560          84,637,339
                                                   ------------    ------------     -----------       -------------
Net Assets -- End of Period.....................   $106,251,851    $ 83,000,462     $54,596,875       $  43,975,560
                                                   ============    ============     ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             46              24              10                  14
 Redeemed.......................................            (24)            (19)            (11)                 (9)
                                                   ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................             22               5              (1)                  5
                                                   ------------    ------------     -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            281             140              50                  59
 Redeemed.......................................           (178)           (120)            (69)                (72)
                                                   ------------    ------------     -----------       -------------
 Net Increase (Decrease)........................            103              20             (19)                (13)
                                                   ------------    ------------     -----------       -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER                        MULTIMANAGER
                                                       LARGE CAP CORE EQUITY                  LARGE CAP GROWTH
                                                 ---------------------------------- ------------------------------------
                                                       2009              2008              2009              2008
                                                 ---------------- ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   83,253      $     25,225      $     2,227       $     (53,008)
 Net realized gain (loss) on investments........      (523,360)         (365,155)      (1,993,644)         (1,299,759)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,325,522        (3,422,875)       6,316,453          (8,366,392)
                                                    ----------      ------------      -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     1,885,415        (3,762,805)       4,325,036          (9,719,159)
                                                    ----------      ------------      -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       794,448         1,107,772        2,182,686           2,638,221
  Transfers between funds including
   guaranteed interest account, net.............       176,193          (640,962)         541,253          (1,076,940)
  Transfers for contract benefits and
   terminations.................................      (430,795)         (209,650)        (797,489)           (688,965)
  Contract maintenance charges..................      (544,280)         (579,473)      (1,232,995)         (1,313,602)
                                                    ----------      ------------      -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................        (4,434)         (322,313)         693,455            (441,286)
                                                    ----------      ------------      -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --               --                  --
                                                    ----------      ------------      -----------       -------------
Increase (Decrease) in Net Assets...............     1,880,981        (4,085,118)       5,018,491         (10,160,445)
Net Assets -- Beginning of Period...............     5,663,927         9,749,045       11,822,740          21,983,185
                                                    ----------      ------------      -----------       -------------
Net Assets -- End of Period.....................    $7,544,908      $  5,663,927      $16,841,231       $  11,822,740
                                                    ==========      ============      ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             3                 4                9                  12
 Redeemed.......................................            (3)               (3)              (9)                (10)
                                                    ----------      ------------      -----------       -------------
 Net Increase (Decrease)........................            --                 1               --                   2
                                                    ----------      ------------      -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            12                14               38                  39
 Redeemed.......................................           (13)              (19)             (30)                (45)
                                                    ----------      ------------      -----------       -------------
 Net Increase (Decrease)........................            (1)               (5)               8                  (6)
                                                    ----------      ------------      -----------       -------------

                                                             MULTIMANAGER
                                                           LARGE CAP VALUE
                                                 ----------------------------------
                                                       2009             2008
                                                 --------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $    468,400     $     440,081
 Net realized gain (loss) on investments........    (5,018,316)       (1,600,662)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,008,272       (16,503,698)
                                                  ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................     6,458,356       (17,664,279)
                                                  ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,673,908         4,902,279
  Transfers between funds including
   guaranteed interest account, net.............    (2,707,927)        3,943,830
  Transfers for contract benefits and
   terminations.................................    (1,368,017)       (1,634,028)
  Contract maintenance charges..................    (2,082,548)       (2,112,723)
                                                  ------------     -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (2,484,584)        5,099,358
                                                  ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (9,000)
                                                  ------------     -------------
Increase (Decrease) in Net Assets...............     3,973,772       (12,573,921)
Net Assets -- Beginning of Period...............    30,423,726        42,997,647
                                                  ------------     -------------
Net Assets -- End of Period.....................  $ 34,397,498     $  30,423,726
                                                  ============     =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            10                16
 Redeemed.......................................           (10)               (9)
                                                  ------------     -------------
 Net Increase (Decrease)........................            --                 7
                                                  ------------     -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            37                75
 Redeemed.......................................           (62)              (48)
                                                  ------------     -------------
 Net Increase (Decrease)........................           (25)               27
                                                  ------------     -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                           MID CAP GROWTH
                                                 ------------------------------------
                                                        2009              2008
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   (83,784)      $    (111,559)
 Net realized gain (loss) on investments........    (3,443,322)         (1,803,825)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,650,276         (13,570,205)
                                                   -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................     8,123,170         (15,485,589)
                                                   -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,091,742           3,561,879
  Transfers between funds including
   guaranteed interest account, net.............    (1,225,849)         (1,656,143)
  Transfers for contract benefits and
   terminations.................................      (941,645)         (1,063,609)
  Contract maintenance charges..................    (2,211,924)         (2,181,375)
                                                   -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (1,287,676)         (1,339,248)
                                                   -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --             (14,000)
                                                   -----------       -------------
Increase (Decrease) in Net Assets...............     6,835,494         (16,838,837)
Net Assets -- Beginning of Period...............    19,569,876          36,408,713
                                                   -----------       -------------
Net Assets -- End of Period.....................   $26,405,370       $  19,569,876
                                                   ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             5                   6
 Redeemed.......................................            (5)                 (6)
                                                   -----------       -------------
 Net Increase (Decrease)........................            --                  --
                                                   -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            44                  48
 Redeemed.......................................           (57)                (62)
                                                   -----------       -------------
 Net Increase (Decrease)........................           (13)                (14)
                                                   -----------       -------------

                                                            MULTIMANAGER                      MULTIMANAGER
                                                           MID CAP VALUE                    MULTI-SECTOR BOND
                                                 ---------------------------------- ---------------------------------
                                                       2009             2008              2009             2008
                                                 --------------- ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $  1,178,260     $      55,713     $   5,654,682    $  15,571,685
 Net realized gain (loss) on investments........    (7,038,608)       (4,688,232)      (13,831,082)      (8,011,463)
 Change in unrealized appreciation
  (depreciation) of investments.................    21,881,025       (16,939,226)       20,252,555      (51,057,039)
                                                  ------------     -------------     -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................    16,020,677       (21,571,745)       12,076,155      (43,496,817)
                                                  ------------     -------------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,389,623         5,217,954        12,414,470       29,622,108
  Transfers between funds including
   guaranteed interest account, net.............    (1,199,936)       (2,077,731)       (9,094,248)     (24,525,460)
  Transfers for contract benefits and
   terminations.................................    (2,054,895)       (3,130,608)       (6,234,374)      (8,814,127)
  Contract maintenance charges..................    (2,626,217)       (2,649,325)      (10,244,117)     (10,748,971)
                                                  ------------     -------------     -------------    -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    (1,491,425)       (2,639,710)      (13,158,269)     (14,466,450)
                                                  ------------     -------------     -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --           (99,000)           20,000         (215,000)
                                                  ------------     -------------     -------------    -------------
Increase (Decrease) in Net Assets...............    14,529,252       (24,310,455)       (1,062,114)     (58,178,267)
Net Assets -- Beginning of Period...............    37,583,068        61,893,523       133,657,065      191,835,332
                                                  ------------     -------------     -------------    -------------
Net Assets -- End of Period.....................  $ 52,112,320     $  37,583,068     $ 132,594,951    $ 133,657,065
                                                  ============     =============     =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            14                14                74              207
 Redeemed.......................................           (14)               (7)             (113)            (241)
                                                  ------------     -------------     -------------    -------------
 Net Increase (Decrease)........................            --                 7               (39)             (34)
                                                  ------------     ---------------   -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            77                70                36               25
 Redeemed.......................................           (91)             (101)              (52)             (60)
                                                  ------------     -------------     -------------    -------------
 Net Increase (Decrease)........................           (14)              (31)              (16)             (35)
                                                  ------------     -------------     -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          MULTIMANAGER                      MULTIMANAGER
                                                        SMALL CAP GROWTH                  SMALL CAP VALUE
                                                 ------------------------------ ------------------------------------
                                                      2009            2008             2009              2008
                                                 -------------- --------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $   (8,374)   $      (5,026)   $   190,463       $     (27,144)
 Net realized gain (loss) on investments........     (474,009)        (444,028)    (6,819,181)         (3,278,679)
 Change in unrealized appreciation
  (depreciation) of investments.................    1,951,235       (1,836,092)    12,659,383         (12,014,427)
                                                   ----------    -------------    -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................    1,468,852       (2,285,146)     6,030,665         (15,320,250)
                                                   ----------    -------------    -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    1,123,473        1,393,219      3,571,592           5,066,996
  Transfers between funds including
   guaranteed interest account, net.............    1,037,559          315,988     (1,931,657)         (4,787,815)
  Transfers for contract benefits and
   terminations.................................     (149,490)         (83,490)    (1,668,841)         (1,659,609)
  Contract maintenance charges..................     (457,655)        (419,764)    (2,096,002)         (2,320,371)
                                                   ----------    -------------    -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................    1,553,887        1,205,953     (2,124,908)         (3,700,799)
                                                   ----------    -------------    -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --           (4,348)            --             (89,002)
                                                   ----------    -------------    -----------       -------------
Increase (Decrease) in Net Assets...............    3,022,739       (1,083,541)     3,905,757         (19,110,051)
Net Assets -- Beginning of Period...............    3,527,602        4,611,143     24,193,901          43,303,952
                                                   ----------    -------------    -----------       -------------
Net Assets -- End of Period.....................   $6,550,341    $   3,527,602    $28,099,658       $  24,193,901
                                                   ==========    =============    ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --               --              9                   9
 Redeemed.......................................           --               --             (8)                (10)
                                                   ----------    -------------    -----------       -------------
 Net Increase (Decrease)........................           --               --              1                  (1)
                                                   ----------    -------------    -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           52               27             34                  15
 Redeemed.......................................          (31)             (14)           (51)                (36)
                                                   ----------    -------------    -----------       -------------
 Net Increase (Decrease)........................           21               13            (17)                (21)
                                                   ----------    -------------    -----------       -------------

                                                             MULTIMANAGER
                                                              TECHNOLOGY
                                                 ------------------------------------
                                                        2009              2008
                                                 ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  (252,094)      $    (318,846)
 Net realized gain (loss) on investments........    (2,973,341)          1,302,040
 Change in unrealized appreciation
  (depreciation) of investments.................    31,282,209         (45,032,927)
                                                   -----------       -------------
 Net Increase (decrease) in net assets from
  operations....................................    28,056,774         (44,049,733)
                                                   -----------       -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     6,789,321           8,386,016
  Transfers between funds including
   guaranteed interest account, net.............     4,857,836          (2,605,160)
  Transfers for contract benefits and
   terminations.................................    (2,772,799)         (3,095,651)
  Contract maintenance charges..................    (4,400,300)         (4,502,608)
                                                   -----------       -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     4,474,058          (1,817,403)
                                                   -----------       -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --            (249,000)
                                                   -----------       -------------
Increase (Decrease) in Net Assets...............    32,530,832         (46,116,136)
Net Assets -- Beginning of Period...............    47,556,666          93,672,802
                                                   -----------       -------------
Net Assets -- End of Period.....................   $80,087,498       $  47,556,666
                                                   ===========       =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................             9                  11
 Redeemed.......................................            (5)                 (7)
                                                   -----------       -------------
 Net Increase (Decrease)........................             4                   4
                                                   -----------       -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           165                  79
 Redeemed.......................................          (139)               (114)
                                                   -----------       -------------
 Net Increase (Decrease)........................            26                 (35)
                                                   -----------       -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             NATURAL
                                                          RESOURCES (i)
                                                 --------------------------------
                                                       2009            2008
                                                 --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................  $     56,008    $       24,460
 Net realized gain (loss) on investments........    (3,059,600)       (2,825,057)
 Change in unrealized appreciation
  (depreciation) of investments.................    14,001,075        (9,626,203)
                                                  ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................    10,997,483       (12,426,800)
                                                  ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,046,147         7,360,633
  Transfers between funds including
   guaranteed interest account, net.............     6,071,042        16,649,535
  Transfers for contract benefits and
   terminations.................................      (192,091)               --
  Contract maintenance charges..................      (399,098)         (165,163)
                                                  ------------    --------------
Net increase (decrease) in net assets from
 contractowners transations.....................     6,526,000        23,845,005
                                                  ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --                --
                                                  ------------    --------------
Increase (Decrease) in Net Assets...............    17,523,483        11,418,205
Net Assets -- Beginning of Period...............    11,418,205                --
                                                  ------------    --------------
Net Assets -- End of Period.....................  $ 28,941,688    $   11,418,205
                                                  ============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --                --
 Redeemed.......................................            --                --
                                                  ------------    --------------
 Net Increase (Decrease)........................            --                --
                                                  ------------    --------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           230               346
 Redeemed.......................................          (118)              (91)
                                                  ------------    --------------
 Net Increase (Decrease)........................           112               255
                                                  ------------    --------------

                                                          TARGET 2015                   TARGET 2025
                                                        ALLOCATION (i)                ALLOCATION (i)
                                                 ----------------------------- -----------------------------
                                                      2009           2008            2009           2008
                                                 -------------- -------------- ---------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $  119,947     $ 33,450        $   59,493      $ 22,685
 Net realized gain (loss) on investments........       59,479      (26,966)           12,881         2,368
 Change in unrealized appreciation
  (depreciation) of investments.................      232,985      (55,945)          159,770           480
                                                   ----------     --------        ----------      --------
 Net Increase (decrease) in net assets from
  operations....................................      412,411      (49,461)          232,144        25,533
                                                   ----------     --------        ----------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      160,610       49,485             5,952           713
  Transfers between funds including
   guaranteed interest account, net.............    1,873,642      881,094           763,953       633,977
  Transfers for contract benefits and
   terminations.................................      (26,172)          --              (358)           --
  Contract maintenance charges..................      (48,631)      (3,275)          (28,977)       (2,070)
                                                   ----------     --------        ----------      --------
Net increase (decrease) in net assets from
 contractowners transations.....................    1,959,449      927,304           740,570       632,620
                                                   ----------     --------        ----------      --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........           --           --               (10)           --
                                                   ----------     --------        ----------      --------
Increase (Decrease) in Net Assets...............    2,371,860      877,843           972,704       658,153
Net Assets -- Beginning of Period...............      877,843           --           658,153            --
                                                   ----------     --------        ----------      --------
Net Assets -- End of Period.....................   $3,249,703     $877,843        $1,630,857      $658,153
                                                   ==========     ========        ==========      ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................           --           --                --            --
 Redeemed.......................................           --           --                --            --
                                                   ----------     --------        ----------      --------
 Net Increase (Decrease)........................           --           --                --            --
                                                   ----------     --------        ----------      --------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................           37           13                12             9
 Redeemed.......................................          (11)          (2)               (3)           --
                                                   ----------     --------        ----------      --------
 Net Increase (Decrease)........................           26           11                 9             9
                                                   ----------     --------        ----------      --------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          TARGET 2035
                                                        ALLOCATION (i)
                                                 -----------------------------
                                                       2009           2008
                                                 ---------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................    $   45,826     $    3,119
 Net realized gain (loss) on investments........        26,215            722
 Change in unrealized appreciation
  (depreciation) of investments.................       110,993        (16,517)
                                                    ----------     ----------
 Net Increase (decrease) in net assets from
  operations....................................       183,034        (12,676)
                                                    ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........         2,258             --
  Transfers between funds including
   guaranteed interest account, net.............     1,019,710        109,900
  Transfers for contract benefits and
   terminations.................................            --             --
  Contract maintenance charges..................       (20,226)          (634)
                                                    ----------     ----------
Net increase (decrease) in net assets from
 contractowners transations.....................     1,001,742        109,266
                                                    ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........            --             --
                                                    ----------     ----------
Increase (Decrease) in Net Assets...............     1,184,776         96,590
Net Assets -- Beginning of Period...............        96,590             --
                                                    ----------     ----------
Net Assets -- End of Period.....................    $1,281,366     $   96,590
                                                    ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................            --             --
 Redeemed.......................................            --             --
                                                    ----------     ----------
 Net Increase (Decrease)........................            --             --
                                                    ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................            15              1
 Redeemed.......................................            (2)            --
                                                    ----------     ----------
 Net Increase (Decrease)........................            13              1
                                                    ----------     ----------

                                                      TARGET 2045               VANGUARD VIF
                                                    ALLOCATION (i)              EQUITY INDEX
                                                 --------------------- ------------------------------
                                                     2009       2008        2009            2008
                                                 ------------ -------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)...................   $ 11,189        --    $   86,712    $     258,917
 Net realized gain (loss) on investments........     55,709    $   --      (400,087)        (207,953)
 Change in unrealized appreciation
  (depreciation) of investments.................      2,279        --     1,354,481       (2,355,208)
                                                   --------    ------    ----------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     69,177        --     1,041,106       (2,304,244)
                                                   --------    ------    ----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,331     8,099       868,952        1,627,755
  Transfers between funds including
   guaranteed interest account, net.............     74,551        --      (356,370)        (124,368)
  Transfers for contract benefits and
   terminations.................................         --        --       (35,119)         (76,729)
  Contract maintenance charges..................     (7,450)       --      (515,603)        (494,378)
                                                   --------    ------    ----------    -------------
Net increase (decrease) in net assets from
 contractowners transations.....................     75,432     8,099       (38,140)         932,280
                                                   --------    ------    ----------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP...........         --        --            --          (30,000)
                                                   --------    ------    ----------    -------------
Increase (Decrease) in Net Assets...............    144,609     8,099     1,002,966       (1,401,964)
Net Assets -- Beginning of Period...............      8,099        --     4,110,696        5,512,660
                                                   --------    ------    ----------    -------------
Net Assets -- End of Period.....................   $152,708    $8,099    $5,113,662    $   4,110,696
                                                   ========    ======    ==========    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued.........................................         --        --            10               18
 Redeemed.......................................         --        --           (10)             (10)
                                                   --------    ------    ----------    -------------
 Net Increase (Decrease)........................         --        --            --                8
                                                   --------    ------    ----------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued.........................................         19        --            --               --
 Redeemed.......................................        (16)       --            --               --
                                                   --------    ------    ----------    -------------
 Net Increase (Decrease)........................          3        --            --               --
                                                   --------    ------    ----------    -------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(b) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate II due to a fund merger on September 11, 2009.
(d) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(e) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(f) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(g) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(h) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(i) Units were made available for sale on May 1, 2008.
(j) Units were made available for sale on May 1, 2009.
(k) Units were made available for sale on September 18, 2009.
-------

The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2009

1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of a mutual fund's portfolio of AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, and Vanguard Variable Insurance Fund ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following separate Variable Investment Options:

AXA Premier VIP Trust*
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Growth
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond(8)
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanger Technology
o Natural Resources
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation
EQ Advisors Trust*
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Moderate Growth Strategy
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index(1)
o EQ/Core Bond Index(2)
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS(3)
o EQ/Evergreen Omega
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS(4)
o EQ/Global Multi-Sector Equity(5)
o EQ/Intermediate Government Bond Index(6)
o EQ/International Core PLUS
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/PIMCO Ultra Short Bond(7)
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Mid Cap Growth
Fidelity(R) Variable Insurance Products
o Fidelity(R) Money Market
o Fidelity(R) VIP Asset Manager: Growth
o Fidelity(R) VIP Contrafund(R)
o Fidelity(R) VIP Equity-Income
o Fidelity(R) VIP Growth & Income
o Fidelity(R) VIP High Income
o Fidelity(R) VIP Investment Grade Bond
o Fidelity(R) VIP Mid Cap
o Fidelity(R) VIP Value
o Fidelity(R) VIP Value Strategies
Vanguard Varaiable Insurance Fund
o Vanguard VIF Equity Index

----------------------

 (1) Formerly known as EQ/AllianceBernstein Common Stock
 (2) Formerly known as EQ/JPMorgan Core Bond
 (3) Fund was renamed twice this year. EQ/Marsico Focus was the former name, until 05/01/09 when name changed to EQ/Focus PLUS. On 09/18/09 the second change resulted in the current name.
 (4) Formerly known as EQ/Evergreen International Bond
 (5) Formerly known as EQ/Van Kampen Emerging Markets Equity
 (6) Formerly known as EQ/AllianceBernstein Intermediate Government Securities
 (7) Formerly known as EQ/PIMCO Real Return
 (8) Formerly known as Multimanager High Yield
  * An affiliate of AXA Equitable provides advisory services to one or more Portfolios of this Trust.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

1. Organization (Continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):
o Accumulator Life
o Incentive Life
o Incentive Life 2000
o Incentive Life Sales (1999 and after)
o Incentive Life '02
o Incentive Life '06
o Incentive Life(R) Optimizer
o Incentive Life PlusSM
o Incentive Life Plus Original Series
o Paramount Life
o IL Legacy
o IL Legacy II
o IL ProtectorSM
o Incentive Life COLI
o Incentive Life COLI '04
o Champion 2000
o Survivorship 2000
o Survivorship Incentive Life 1999
o Survivorship Incentive Life '02
o Survivorship Incentive Life(R) Legacy
o SP-Flex
o Corporate Owned Incentive Life(R)

The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life PlusSM Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life PlusSM." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those Variable Investment Options supporting life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

Each of the Variable Investment Options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners.

In the normal course of business, the Variable Investment Options of the Account enter into Contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Effective April 1, 2009, and as further described in Note 3 of the financial statements, the Account implemented the new guidance related to Fair Value Measurements and Disclosures. This modification retains the "exit price" objective of fair value measurement and provides additional guidance for estimating fair value when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This guidance also references guidance on distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Implementation of the revised guidance did not have an impact on the net assets of the Account.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account primarily related to premiums, surrenders and death benefits.

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the fund the Contract is invested in, net of Contract charges.

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and the guaranteed interest account, net, are amounts that participants have directed to be moved the among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits.

Transfers for Contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for Contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Fair Value Disclosures

Under GAAP fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

3. Fair Value Disclosures (Concluded)

Level 1 - Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment assets of each Variable Investment Option of the Account have been classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to Contractowners of variable insurance policies. The Variable Investment Options may, without restriction, transact at the daily Net Asset Value(s) (NAV) of the mutual funds. The NAV represents the daily, per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

As of December 31, 2009, the Account did not hold any investments with significant unobservable inputs (Level 3).


4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                 Purchases          Sales
                                                ------------    ------------
AXA Aggressive Allocation.....................  $ 46,690,029    $ 25,187,550
AXA Balanced Strategy.........................         8,077             399
AXA Conservative Allocation...................    34,587,215      16,914,100
AXA Conservative Growth Strategy..............         7,664               0
AXA Conservative Strategy.....................         1,381             225
AXA Conservative-Plus Allocation..............    31,560,324       6,741,822
AXA Growth Strategy...........................       159,549             177
AXA Moderate Allocation.......................   139,684,340     120,531,686
AXA Moderate Growth Strategy..................     3,761,745          18,055
AXA Moderate-Plus Allocation..................   107,451,681      37,130,977
EQ/AllianceBernstein International............    29,638,152      63,193,781
EQ/AllianceBernstein Small Cap Growth.........     9,205,923      21,254,102
EQ/BlackRock Basic Value Equity...............    24,578,740      19,262,902
EQ/BlackRock International Value..............    21,032,079      22,699,977
EQ/Boston Advisors Equity Income..............     4,216,732       3,436,360
EQ/Calvert Socially Responsible...............       155,318         172,012
EQ/Capital Guardian Growth....................     3,199,656       2,893,050
EQ/Capital Guardian Research..................     6,169,319      14,939,818
EQ/Common Stock Index.........................    50,666,807     158,476,087
EQ/Core Bond Index............................    36,979,120      33,577,773
EQ/Equity 500 Index...........................    61,761,309      84,740,585
EQ/Equity Growth PLUS.........................    10,746,111      24,685,307
EQ/Evergreen Omega............................    14,923,899       4,320,958
EQ/GAMCO Mergers and Acquisitions.............     3,638,332       1,675,632
EQ/GAMCO Small Company Value..................    19,288,239       7,005,196
EQ/Global Bond PLUS...........................    14,575,613      12,156,159
EQ/Global Multi-Sector Equity.................    43,115,512      37,718,954
EQ/Intermediate Government Bond Index.........    23,265,897      49,249,045
EQ/International Core PLUS....................    12,827,639       5,049,851
EQ/International Growth.......................    12,214,181       4,696,429
EQ/JPMorgan Value Opportunities...............     5,367,890       5,388,273
EQ/Large Cap Core PLUS........................     1,729,748       1,884,856
EQ/Large Cap Growth Index.....................    12,694,603      12,632,599
EQ/Large Cap Growth PLUS......................     9,959,890      18,496,858

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

4. Purchases and Sales of Investments (Concluded)


                                               Purchases         Sales
                                              ------------   ------------
EQ/Large Cap Value Index.....................    2,365,307      1,107,185
EQ/Large Cap Value PLUS......................   20,426,519     61,170,074
EQ/Lord Abbett Growth and Income.............      807,577        299,373
EQ/Lord Abbett Large Cap Core................    4,745,292      1,830,344
EQ/Mid Cap Index.............................   10,239,703     12,988,614
EQ/Mid Cap Value PLUS........................  227,691,406    156,301,068
EQ/Money Market..............................  239,160,472    321,255,472
EQ/Montag & Caldwell Growth..................    9,011,172      4,585,028
EQ/PIMCO Ultra Short Bond....................   65,749,884     42,427,872
EQ/Quality Bond PLUS.........................   66,505,006     76,317,445
EQ/Small Company Index.......................    9,950,926      9,533,259
EQ/T. Rowe Price Growth Stock................   11,263,983      5,927,167
EQ/UBS Growth and Income.....................    1,207,848        891,051
EQ/Van Kampen Comstock.......................      954,208        539,924
EQ/Van Kampen Mid Cap Growth.................   17,125,573      6,219,231
Fidelity(R) Money Market.....................   24,265,236     10,251,194
Fidelity(R) VIP Asset Manager: Growth........    2,485,777      2,217,008
Fidelity(R) VIP Contrafund...................   14,229,341     11,063,156
Fidelity(R) VIP Equity-Income................    1,651,411      1,989,823
Fidelity(R) VIP Growth & Income..............    2,214,047      1,363,525
Fidelity(R) VIP High Income..................   15,238,012      6,864,231
Fidelity(R) VIP Investment Grade Bond........   17,866,904      7,040,891
Fidelity(R) VIP Mid Cap......................    7,915,828      6,898,437
Fidelity(R) VIP Value........................    2,483,609      1,583,280
Fidelity(R) VIP Value Strategies.............    3,054,502      1,745,902
Multimanager Aggressive Equity...............   35,264,759     35,358,581
Multimanager Core Bond.......................   47,416,325     27,718,642
Multimanager International Equity............    8,021,635      9,392,267
Multimanager Large Cap Core Equity...........    1,758,908      1,680,939
Multimanager Large Cap Growth................    3,618,393      2,922,711
Multimanager Large Cap Value.................    5,603,876      7,621,475
Multimanager Mid Cap Growth..................    4,175,053      5,551,227
Multimanager Mid Cap Value...................   11,412,908     11,724,223
Multimanager Multi-Sector Bond...............   24,258,095     31,735,387
Multimanager Small Cap Growth................    3,569,369      2,003,697
Multimanager Small Cap Value.................    5,710,501      7,645,030
Multimanger Technology.......................   19,373,876     15,153,817
Natural Resources............................   16,333,935      7,414,357
Target 2015 Allocation.......................    3,045,355        960,554
Target 2025 Allocation.......................      999,221        195,985
Target 2035 Allocation.......................    1,248,584        197,409
Target 2045 Allocation.......................    1,442,321      1,354,493
Vanguard VIF Equity Index....................    1,088,384        961,070

5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

5. Expenses and Related Party Transactions (Concluded)

average daily net assets. These fees are reflected in the net asset value of the shares of The Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far
East), Fidelity Investments Japan Limited, and FMR Co., Inc. serve as investment managers for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual Portfolios and range for EQAT and VIP from a low of 0.07% to a high of 1.19% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


6. Reorganizations

In 2009, several fund reorganizations were made within EQ Advisors Trust, and corresponding reorganizations were made within the Variable Investment Options of the Account. In these reorganizations, certain Portfolios of EQ Advisors Trust (the " Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQ Advisors Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were merged with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). Contractholders of the Removed Investment Options received interests in the Surviving Investment Options with a value equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------------------
                           Removed Portfolio                      Surviving Portfolio
-----------------------------------------------------------------------------------------------------
  September 11, 2009       EQ/Ariel Appreciation II               EQ/Mid Cap Value PLUS
                           EQ/Lord Abbett Mid Cap Value
                           EQ/Van Kampen Real Estate
-----------------------------------------------------------------------------------------------------
                           EQ/Ariel Appreciation II
Shares -- Class A              316,009
Value -- Class A           $      9.38
Shares -- Class B               50,411
Value -- Class B           $      9.40
Net Assets Before Merger   $ 3,438,028
Net Assets After Merger    $        --
                           EQ/Lord Abbett Mid Cap Value
Shares -- Class A            1,604,414
Value -- Class A           $      7.92
Shares -- Class B              117,759
Value -- Class B           $      7.93
Net Assets Before Merger   $13,640,788
Net Assets After Merger    $        --
                           EQ/Van Kampen Real Estate
Shares -- Class A            6,725,545                               27,541,666
Value -- Class A           $      5.48                             $       7.83
Shares -- Class B              510,838                                  785,654
Value -- Class B           $      5.48                             $       7.74
Net Assets Before Merger   $39,655,379                             $164,998,012
Net Assets After Merger    $        --                             $221,732,207
-----------------------------------------------------------------------------------------------------
 September 11, 2009        EQ/AXA Rosenberg Value Long/Short      EQ/PIMCO Ultra Short Bond
                           Equity
                           EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------
                           EQ/AXA Rosenberg Value Long/Short
                           Equity
Shares -- Class A              594,116
Value -- Class A           $      8.63
Shares -- Class B              349,713
Value -- Class B           $      8.60
Net Assets Before Merger   $ 8,134,753
Net Assets After Merger    $        --
                           EQ/Short Duration Bond
Shares -- Class A              414,390                               3,489,285
Value -- Class A           $      9.12                            $       9.95
Shares -- Class B              177,824                               1,733,884
Value -- Class B           $      9.13                            $       9.95
Net Assets Before Merger   $ 5,401,645                            $ 38,445,299
Net Assets After Merger    $        --                            $ 51,981,697
-----------------------------------------------------------------------------------------------------
 September 18, 2009        Multimanager Health Care               Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------
Shares -- Class A            2,349,607                              14,641,928
Value -- Class A           $      9.21                            $      22.08
Shares -- Class B              657,157                                 812,579
Value -- Class B           $      9.02                            $      21.67
Net Assets Before Merger   $27,567,437                            $313,355,842
Net Assets After Merger    $        --                            $340,923,279
-----------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations (Concluded)


-----------------------------------------------------------------------------------------------------
                            Removed Portfolio                    Surviving Portfolio
-----------------------------------------------------------------------------------------------------
 September 25, 2009         EQ/Caywood Scholl High Yield Bond    EQ/Quality Bond PLUS
-----------------------------------------------------------------------------------------------------
Shares -- Class B            1,058,150                             3,202,885
Value -- Class B            $     3.99                           $      9.19
Net Assets Before Merger    $4,222,019                           $25,212,495
Net Assets After Merger     $       --                           $29,434,514
-----------------------------------------------------------------------------------------------------
 September 25, 2009         EQ/Long Term Bond                    EQ/Core Bond Index
-----------------------------------------------------------------------------------------------------
Shares -- Class A              195,111                             3,546,318
Value -- Class A            $    12.74                           $      9.62
Shares -- Class B              137,831                             2,203,215
Value -- Class B            $    12.74                           $      9.62
Net Assets Before Merger    $4,241,681                           $51,090,302
Net Assets After Merger     $       --                           $55,331,983

7. Contractowner Charges

Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:


                                                           Mortality and Expense     Mortality     Administrative     Total
                                                          ----------------------- --------------- ---------------- ----------
Accumulator Life.........................................      varies (b)(d)         varies (b)     varies (b)(f)    varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000......................   0.60% (a)                 --              --           0.60%
Incentive Life '02.......................................   varies (b)(g)             --              --           0.80%
Incentive Life '06.......................................   0.85%(b)(e)               --              --           0.85%
Survivorship Incentive Life '02..........................   0.90%(b)                  --              --           0.90%
Paramount Life...........................................   0.60%(a)                  --              --           0.60%
Incentive Life Plus Original Series......................   0.60%(b)                  --              --           0.60%
Incentive Life COLI......................................   0.60%(b)                  --              --           0.60%
Incentive Life COLI '04..................................   0.75%(b)(c)               --              --           0.75%
Survivorship Incentive Life 1999.........................   0.60%(a)                  --              --           0.60%
Survivorship 2000........................................   0.90%(a)                  --              --           0.90%
IL Legacy................................................   1.75%(b)(h)               --              --           1.75%
IL Legacy II.............................................   0.85%(b)(i)               --              --           0.85%
IL Protector.............................................   0.80%(a)                  --              --           0.80%
SP-Flex..................................................   0.85%(a)                0.60%(a)        0.35%(a)       1.80%
Incentive Life(R) Optimizer..............................   0.85%(b)(e)               --              --           0.85%
Survivorship Incentive Life(R) Legacy....................   0.55%(b)(j)               --              --           0.55%
Corporate Owned Incentive Life(R)........................   0.35%(b)(k)               --              --           0.35%

----------------------

(a)   Charged to daily net assets of the Account.

(b) Charged to Contractowners Account and is included in Transfer for Contract benefits and terminations in the Statements of Changes in Net Assets.

(c)   Policy years 1-5 0.75% (1.00% maximum)
      Policy years 6-20 0.55% (0.75% maximum)

(d) Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum
      Policy years 11+0.30% to 0.50% maximum

(e)   Policy years 1-8 0.85% (1.00% maximum)
      Policy years 9-10 0.00% (1.00% maximum)
      Policy years 11+ 0.00% (0.50% maximum)

(f)   Policy years 1-10 0.72% to 1.73%
      Policy years 11+ 0.11% to 0.32%

(g)   Policy years 1-15 0.80%, 0.70% or 0.60% depending
      Policy years 16+ 0.30% or 0.20% depending

(h)   Policy years 1-10 1.75% (maximum and current)
      Policy years 11-20 0.25% (0.50% maximum)
      Policy Years 21+ 0.00% (0.50% maximum)

(i)   Policy years 1-15 0.85% (maximum and current)
      Policy years 26+ 0.00% (0.85% maximum)
      For policies with the ENLG rider, there is an additional charge of 0.15% deducted while the rider is in effect.

(j)   Policy years 1-15 0.55% (maximum)
      Policy years 16+ 0.05% (0.55% maximum)
      For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

(k)   Policy years 1-10 0.35% (0.50% maximum)
      Policy years 11+ 0.10% (0.35% maximum)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Continued)

The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity Contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life '06 mortality and expense risk charge of 0.85% will be in effect for the first 8 policy years on a current basis. For policy years 9 and later, the charge is currently 0.00%. The current mortality and expense risk charges are lower than guaranteed charges .

The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life(R) Optimizer mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years on a 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive
Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for Contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for Contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Concluded)


Charges                                     When charge is deducted
------------------------------------------- -------------------------
Riders                                      Monthly

Death Benefit Guarantee (Guaranteed         Monthly
Minimum Death Benefit Charge).

Charge for State and Local Tax Expense      At time of premium
                                            payment

Charge for Federal Tax Expenses             At time of premium
                                            payment

Premium Charge                              At time of premium
                                            payment

Monthly administrative charges              Monthly

Cost of Insurance (COI) and Rating          Monthly
charge

Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on Contract.

Partial Withdrawal                          At time of transaction.

Increase in policy's face amount            At time of transaction.

Administrative Surrender Charge             At time of transaction.

Transfers among investment options          At time of transaction.
per policy year



Charges                                                          Amount deducted                           How deducted
------------------------------------------- -------------------------------------------------------- -----------------------
Riders                                      Amount varies depending on the specifics of your         Unit liquidation from
                                            policy. Depending on the rider, may be additional        account value
                                            charges deducted from premiums.

Death Benefit Guarantee (Guaranteed         Low - $0.01 for each $1,000 of face amount of            Unit liquidation from
Minimum Death Benefit Charge).              the policy.                                              account value

                                            High - $0.02 for each $1,000 of face amount of
                                            the policy.

Charge for State and Local Tax Expense      Varies by state of residence of insured person.          Deducted from
                                                                                                     premium

Charge for Federal Tax Expenses             1.25%                                                    Deducted from
                                                                                                     premium

Premium Charge                              Depending on the policy, varies from a flat fee of $2    Deducted from
                                            to $250 to a range of 3% to 30% on premiums              premium

Monthly administrative charges              Low - $5 per month                                       Unit liquidation from
                                                                                                     account value

                                            High - Depending on face amount, policyholder
                                            age at issue and policy year, up to $55 per month.

                                            Depending on the policy, may also be a charge per
                                            $1,000 of face amount ranging from $0.03 to
                                            $ 0.70

Cost of Insurance (COI) and Rating          Amount varies depending upon specifics of policy.        Unit liquidation from
charge                                      COI based upon amount at risk. Rating Charge             account value
                                            based upon face amount of insurance.

Surrender, termination or decrease in       The amount of surrender charges if applicable is set     Unit liquidation from
face amount of policy during the first 10   forth in your policy.                                    account value
or 15 years depending on Contract.

Partial Withdrawal                          $25 (or if less, 2% of the withdrawal), if applicable    Unit liquidation from
                                                                                                     account value

Increase in policy's face amount            $1.50 for each $1,000 of the increase (but not           Unit liquidation from
                                            more than $250 in total), if applicable                  account value

Administrative Surrender Charge             $2 to $6 per 1,000 depending on issue age which          Unit liquidation from
                                            after the third year declines if applicable              account value

                                            Depending on the policy, may also be a charge per
                                            policy ranging from $450 to $540 which after the
                                            third year declines

Transfers among investment options          Low - $25 after 12 transfers if applicable               Unit liquidation from
per policy year                                                                                      account value

                                            High - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                               Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment         Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                     ------------ -------------------- ------------ ---------------- --------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 130.17             --                 --            --        27.60%
         Highest contract charge 0.90% Class A         $ 123.02             --                 --            --        26.45%
         All contract charges                                --            541            $68,292          1.23%          --
  2008   Lowest contract charge 0.00% Class A          $ 102.02             --                 --            --       (39.04)%
         Highest contract charge 0.90% Class A         $  97.29             --                 --            --       (39.59)%
         All contract charges                                --            557            $55,039          1.79%          --
  2007   Lowest contract charge 0.00% Class A          $ 167.36             --                 --            --         6.44%
         Highest contract charge 0.90% Class A         $ 161.05             --                 --            --         5.47%
         All contract charges                                --            458            $75,012          3.31%          --
  2006   Lowest contract charge 0.00% Class A          $ 157.24             --                 --            --        18.18%
         Highest contract charge 0.90% Class A         $ 152.70             --                 --            --        17.12%
         All contract charges                                --            233            $36,082          3.64%          --
  2005   Lowest contract charge 0.00% Class A          $ 133.04             --                 --            --         8.33%
         Highest contract charge 0.90% Class A         $ 130.37             --                 --            --         7.36%
         All contract charges                                --            105            $12,566          5.00%          --
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 128.17             --                 --            --        27.28%
         Highest contract charge 0.90% Class B         $ 121.13             --                 --            --        26.13%
         All contract charges                                --            342            $43,394          1.23%          --
  2008   Lowest contract charge 0.00% Class B          $ 100.70             --                 --            --       (39.19)%
         Highest contract charge 0.90% Class B         $  96.03             --                 --            --       (39.74)%
         All contract charges                                --            242            $24,066          1.79%          --
  2007   Lowest contract charge 0.00% Class B          $ 165.60             --                 --            --         6.17%
         Highest contract charge 0.90% Class B         $ 159.36             --                 --            --         5.21%
         All contract charges                                --            140            $22,756          3.31%          --
  2006   Lowest contract charge 0.00% Class B          $ 155.98             --                 --            --        17.90%
         Highest contract charge 0.90% Class B         $ 151.47             --                 --            --        16.84%
         All contract charges                                --             68            $10,432          3.64%          --
  2005   Lowest contract charge 0.00% Class B          $ 132.30                                --            --         8.06%
         Highest contract charge 0.90% Class B         $ 129.64             --                 --            --         7.09%
         All contract charges                                --             31            $ 4,069          5.00%          --
AXA Balanced Strategy
---------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (y)      $ 101.74             --                 --            --         1.85%
         Highest contract charge 0.00% Class B (y)     $ 101.74             --                 --            --         1.85%
         All contract charges                                --             --            $     8          3.59%          --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 124.37             --                 --            --        10.10%
         Highest contract charge 0.90% Class A         $ 117.54             --                 --            --         9.11%
         All contract charges                                --            235            $28,315          3.52%          --
  2008   Lowest contract charge 0.00% Class A          $ 112.96             --                 --            --       (10.80)%
         Highest contract charge 0.90% Class A         $ 107.73             --                 --            --       (11.60)%
         All contract charges                                --            122            $13,469          5.91%          --
  2007   Lowest contract charge 0.00% Class A          $ 126.63             --                 --            --         6.07%
         Highest contract charge 0.90% Class A         $ 121.86             --                 --            --         5.11%
         All contract charges                                --             73            $ 9,013          4.70%          --
  2006   Lowest contract charge 0.00% Class A          $ 119.38             --                 --            --         6.64%
         Highest contract charge 0.90% Class A         $ 115.93             --                 --            --         5.68%
         All contract charges                                --             37            $ 4,339          4.65%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
AXA Conservative Allocation (Continued)
---------------------------------------
  2005   Lowest contract charge 0.00% Class A          $ 111.95             --                 --            --         2.70%
         Highest contract charge 0.90% Class A         $ 109.70             --                 --            --         1.77%
         All contract charges                                --             23            $ 2,552          4.10%          --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 122.45             --                 --            --         9.83%
         Highest contract charge 0.90% Class B         $ 115.72             --                 --            --         8.84%
         All contract charges                                --             57            $ 6,849          3.52%          --
  2008   Lowest contract charge 0.00% Class B          $ 111.49             --                 --            --       (11.01)%
         Highest contract charge 0.90% Class B         $ 106.32             --                 --            --       (11.82)%
         All contract charges                                --             33            $ 3,580          5.91%          --
  2007   Lowest contract charge 0.00% Class B          $ 125.29             --                 --            --         5.80%
         Highest contract charge 0.90% Class B         $ 120.57             --                 --            --         4.85%
         All contract charges                                --             12            $ 1,457          4.70%          --
  2006   Lowest contract charge 0.00% Class B          $ 118.42             --                 --            --         6.37%
         Highest contract charge 0.90% Class B         $ 115.00             --                 --            --         5.42%
         All contract charges                                --              7            $   896          4.65%          --
  2005   Lowest contract charge 0.00% Class B          $ 111.33             --                 --            --         2.44%
         Highest contract charge 0.90% Class B         $ 109.09             --                 --            --         1.52%
         All contract charges                                --              4            $   485          4.10%          --
AXA Conservative Growth Strategy
--------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (y)      $ 101.49             --                 --            --         1.63%
         Highest contract charge 0.00% Class B (y)     $ 101.49             --                 --            --         1.63%
         All contract charges                                --             --            $     8          4.28%          --
AXA Conservative Strategy
-------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (y)      $ 100.81             --                 --            --         1.00%
         Highest contract charge 0.00% Class B (y)     $ 100.81             --                 --            --         1.00%
         All contract charges                                --             --            $     1          5.24%          --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 124.89             --                 --            --        14.70%
         Highest contract charge 0.90% Class A         $ 118.03             --                 --            --        13.67%
         All contract charges                                --            283            $33,330          3.39%          --
  2008   Lowest contract charge 0.00% Class A          $ 108.88             --                 --            --       (19.22)%
         Highest contract charge 0.90% Class A         $ 103.83             --                 --            --       (19.95)%
         All contract charges                                --            126            $13,363          4.59%          --
  2007   Lowest contract charge 0.00% Class A          $ 134.79             --                 --            --         5.75%
         Highest contract charge 0.90% Class A         $ 129.71             --                 --            --         4.80%
         All contract charges                                --             82            $10,940          4.42%          --
  2006   Lowest contract charge 0.00% Class A          $ 127.46             --                 --            --         9.03%
         Highest contract charge 0.90% Class A         $ 123.77             --                 --            --         8.05%
         All contract charges                                --             44            $ 5,540          3.91%          --
  2005   Lowest contract charge 0.00% Class A          $ 116.90             --                 --            --         3.50%
         Highest contract charge 0.90% Class A         $ 114.55             --                 --            --         2.57%
         All contract charges                                --             30            $ 3,453          5.23%          --
AXA Conservative-Plus Allocation
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 122.96             --                 --            --        14.42%
         Highest contract charge 0.90% Class B         $ 116.20             --                 --            --        13.39%
         All contract charges                                --             91            $10,952          3.39%          --
  2008   Lowest contract charge 0.00% Class B          $ 107.46             --                 --            --       (19.43)%
         Highest contract charge 0.90% Class B         $ 102.48             --                 --            --       (20.15)%
         All contract charges                                --             54            $ 5,770          4.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
AXA Conservative-Plus Allocation (Continued)
--------------------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 133.37              --                 --           --         5.49%
         Highest contract charge 0.90% Class B     $ 128.34              --                 --           --         4.54%
         All contract charges                            --              15         $    1,965         4.42%          --
  2006   Lowest contract charge 0.00% Class B      $ 126.43              --                 --           --         8.76%
         Highest contract charge 0.90% Class B     $ 122.77              --                 --           --         7.78%
         All contract charges                            --               7         $      836         3.91%          --
  2005   Lowest contract charge 0.00% Class B      $ 116.25              --                 --           --         3.25%
         Highest contract charge 0.90% Class B     $ 113.91              --                 --           --         2.32%
         All contract charges                            --               4         $      441         5.23%          --
AXA Growth Strategy (y)
-----------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 102.40              --                 --           --         2.45%
         Highest contract charge 0.00% Class B     $ 102.40              --                 --           --         2.45%
         All contract charges                            --               2         $      159         2.86%          --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 260.68              --                 --           --        17.30%
         Highest contract charge 0.90% Class A     $ 241.38              --                 --           --        16.25%
         All contract charges                            --           2,251         $1,030,287         1.61%          --
  2008   Lowest contract charge 0.00% Class A      $ 222.23              --                 --           --       (24.29)%
         Highest contract charge 0.90% Class A     $ 207.64              --                 --           --       (24.97)%
         All contract charges                            --           2,411         $  962,519         3.66%          --
  2007   Lowest contract charge 0.00% Class A      $ 293.51              --                 --           --         6.54%
         Highest contract charge 0.90% Class A     $ 276.73              --                 --           --         5.58%
         All contract charges                            --           2,592         $1,387,781         3.32%          --
  2006   Lowest contract charge 0.00% Class A      $ 275.48              --                 --           --        10.60%
         Highest contract charge 0.90% Class A     $ 262.11              --                 --           --         9.60%
         All contract charges                            --           2,735         $1,392,978         2.87%          --
  2005   Lowest contract charge 0.00% Class A      $ 249.09              --                 --           --         5.05%
         Highest contract charge 0.90% Class A     $ 239.15              --                 --           --         4.38%
         All contract charges                            --           2,888         $1,343,916         2.56%          --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 128.99              --                 --           --        17.01%
         Highest contract charge 0.90% Class B     $ 130.72              --                 --           --        15.96%
         All contract charges                            --             926         $  116,123         1.61%          --
  2008   Lowest contract charge 0.00% Class B      $ 110.24              --                 --           --       (24.47)%
         Highest contract charge 0.90% Class B     $ 112.73              --                 --           --       (25.16)%
         All contract charges                            --             772         $   82,571         3.66%          --
  2007   Lowest contract charge 0.00% Class B      $ 145.96              --                 --           --         6.27%
         Highest contract charge 0.90% Class B     $ 150.62              --                 --           --         5.31%
         All contract charges                            --             685         $   96,133         3.32%          --
  2006   Lowest contract charge 0.00% Class B      $ 137.35              --                 --           --        10.32%
         Highest contract charge 0.90% Class B     $ 143.03              --                 --           --         9.33%
         All contract charges                            --             638         $   85,631         2.87%          --
  2005   Lowest contract charge 0.00% Class B      $ 124.50              --                 --           --         4.80%
         Highest contract charge 0.90% Class B     $ 130.82              --                 --           --         3.85%
         All contract charges                            --             659         $   89,296         2.56%          --
AXA Moderate Growth Strategy (y)
--------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 102.03              --                 --           --         2.11%
         Highest contract charge 0.00% Class B     $ 102.03              --                 --           --         2.11%
         All contract charges                            --              37         $    3,816         1.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 132.87              --                --            --        22.27%
         Highest contract charge 0.90% Class A     $ 125.57              --                --            --        21.16%
         All contract charges                            --           1,623          $208,381          1.64%          --
  2008   Lowest contract charge 0.00% Class A      $ 108.67              --                --            --       (31.61)%
         Highest contract charge 0.90% Class A     $ 103.64              --                --            --       (32.22)%
         All contract charges                            --           1,552          $164,181          2.62%          --
  2007   Lowest contract charge 0.00% Class A      $ 158.89              --                --            --         6.65%
         Highest contract charge 0.90% Class A     $ 152.90              --                --            --         5.69%
         All contract charges                            --           1,250          $194,601          3.77%          --
  2006   Lowest contract charge 0.00% Class A      $ 148.98              --                --            --        14.79%
         Highest contract charge 0.90% Class A     $ 144.67              --                --            --        13.76%
         All contract charges                            --             683          $100,405          3.84%          --
  2005   Lowest contract charge 0.00% Class A      $ 129.78              --                --            --         6.93%
         Highest contract charge 0.90% Class A     $ 127.17              --                --            --         5.97%
         All contract charges                            --             294          $ 37,728          5.53%          --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 130.81              --                --            --        21.95%
         Highest contract charge 0.90% Class B     $ 123.62              --                --            --        20.85%
         All contract charges                            --           1,000          $129,202          1.64%          --
  2008   Lowest contract charge 0.00% Class B      $ 107.26              --                --            --       (31.77)%
         Highest contract charge 0.90% Class B     $ 102.29              --                --            --       (32.39)%
         All contract charges                            --             727          $ 76,912          2.62%          --
  2007   Lowest contract charge 0.00% Class B      $ 157.21              --                --            --         6.39%
         Highest contract charge 0.90% Class B     $ 151.29              --                --            --         5.43%
         All contract charges                            --             430          $ 66,580          3.77%          --
  2006   Lowest contract charge 0.00% Class B      $ 147.77              --                --            --        14.50%
         Highest contract charge 0.90% Class B     $ 143.50              --                --            --        13.48%
         All contract charges                            --             199          $ 29,024          3.84%          --
  2005   Lowest contract charge 0.00% Class B      $ 129.05              --                --            --         6.67%
         Highest contract charge 0.90% Class B     $ 126.46              --                --            --         5.71%
         All contract charges                            --              61          $  7,834          3.95%          --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 156.28              --                --            --        27.41%
         Highest contract charge 0.90% Class A     $ 136.77              --                --            --        26.27%
         All contract charges                            --           2,669          $385,918          2.64%          --
  2008   Lowest contract charge 0.00% Class A      $ 122.66              --                --            --       (50.60)%
         Highest contract charge 0.90% Class A     $ 108.32              --                --            --       (51.04)%
         All contract charges                            --           2,982          $340,199          2.81%          --
  2007   Lowest contract charge 0.00% Class A      $ 248.28              --                --            --        12.01%
         Highest contract charge 0.90% Class A     $ 221.26              --                --            --        11.00%
         All contract charges                            --           3,274          $760,166          1.50%          --
  2006   Lowest contract charge 0.00% Class A      $ 221.66              --                --            --        23.82%
         Highest contract charge 0.90% Class A     $ 199.34              --                --            --        22.71%
         All contract charges                            --           3,392          $705,764          1.66%          --
  2005   Lowest contract charge 0.00% Class A      $ 179.02              --                --            --        15.58%
         Highest contract charge 0.90% Class A     $ 162.45              --                --            --        14.54%
         All contract charges                            --           3,448          $581,793          1.74%          --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 107.23              --                --            --        27.09%
         Highest contract charge 0.90% Class B     $ 101.19              --                --            --        25.96%
         All contract charges                            --             524          $ 55,911          2.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/AllianceBernstein International (Continued)
----------------------------------------------
  2008   Lowest contract charge 0.00% Class B     $  84.37              --                 --            --       (50.72)%
         Highest contract charge 0.90% Class B    $  80.34              --                 --            --       (51.17)%
         All contract charges                           --             569           $ 48,080          2.81%          --
  2007   Lowest contract charge 0.00% Class B     $ 171.21              --                 --            --        11.73%
         Highest contract charge 0.90% Class B    $ 164.52              --                 --            --        10.71%
         All contract charges                           --             583           $100,264          1.50%          --
  2006   Lowest contract charge 0.00% Class B     $ 153.24              --                 --            --        23.52%
         Highest contract charge 0.90% Class B    $ 148.60              --                 --            --        22.41%
         All contract charges                           --             560           $ 86,902          1.66%          --
  2005   Lowest contract charge 0.00% Class B     $ 124.06              --                 --            --        15.29%
         Highest contract charge 0.90% Class B    $ 121.39              --                 --            --        14.26%
         All contract charges                           --             540           $ 68,275          1.74%          --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A     $ 187.20              --                 --            --        36.02%
         Highest contract charge 0.90% Class A    $ 166.93              --                 --            --        34.79%
         All contract charges                           --             664           $117,397          0.13%          --
  2008   Lowest contract charge 0.00% Class A     $ 137.63              --                 --            --       (44.52)%
         Highest contract charge 0.90% Class A    $ 123.85              --                 --            --       (45.02)%
         All contract charges                           --             719           $ 93,895          0.01%          --
  2007   Lowest contract charge 0.00% Class A     $ 248.07              --                 --            --        16.99%
         Highest contract charge 0.90% Class A    $ 225.25              --                 --            --        15.92%
         All contract charges                           --             776           $183,518            --           --
  2006   Lowest contract charge 0.00% Class A     $ 212.05              --                 --            --         9.27%
         Highest contract charge 0.90% Class A    $ 194.31              --                 --            --         8.28%
         All contract charges                           --             842           $170,884            --           --
  2005   Lowest contract charge 0.00% Class A     $ 194.07              --                 --            --        11.78%
         Highest contract charge 0.90% Class A    $ 179.44              --                 --            --        10.78%
         All contract charges                           --             879           $163,607            --           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $ 154.43              --                 --            --        35.68%
         Highest contract charge 0.90% Class B    $ 124.79              --                 --            --        34.46%
         All contract charges                           --             339           $ 44,293          0.13%          --
  2008   Lowest contract charge 0.00% Class B     $ 113.82              --                 --            --       (44.66)%
         Highest contract charge 0.90% Class B    $  92.81              --                 --            --       (45.16)%
         All contract charges                           --             371           $ 35,774          0.01%          --
  2007   Lowest contract charge 0.00% Class B     $ 205.66              --                 --            --        16.69%
         Highest contract charge 0.90% Class B    $ 169.23              --                 --            --        15.63%
         All contract charges                           --             384           $ 67,100            --           --
  2006   Lowest contract charge 0.00% Class B     $ 176.25              --                 --            --         9.00%
         Highest contract charge 0.90% Class B    $ 146.35              --                 --            --         8.02%
         All contract charges                           --             407           $ 61,163            --           --
  2005   Lowest contract charge 0.00% Class B     $ 161.69              --                 --            --        11.51%
         Highest contract charge 0.90% Class B    $ 135.48              --                 --            --        10.51%
         All contract charges                           --             419           $ 58,017            --           --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 174.33              --                 --            --        30.60%
         Highest contract charge 0.60% Class A    $ 167.91              --                 --            --        29.82%
         All contract charges                           --             137           $ 23,060          2.76%          --
  2008   Lowest contract charge 0.00% Class A     $ 133.48              --                 --            --       (36.40)%
         Highest contract charge 0.60% Class A    $ 129.34              --                 --            --       (36.78)%
         All contract charges                           --             118           $ 15,312          1.72%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/BlackRock Basic Value Equity (Continued)
-------------------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 209.86             --                 --            --         1.43%
         Highest contract charge 0.60% Class A     $ 204.58             --                 --            --         0.82%
         All contract charges                            --             92           $ 18,777          1.08%          --
  2006   Lowest contract charge 0.00% Class A      $ 206.90             --                 --            --        21.21%
         Highest contract charge 0.60% Class A     $ 202.91             --                 --            --        20.49%
         All contract charges                            --             81           $ 16,311          2.90%          --
  2005   Lowest contract charge 0.00% Class A      $ 170.69             --                 --            --         3.21%
         Highest contract charge 0.60% Class A     $ 168.41             --                 --            --         2.59%
         All contract charges                            --             67           $ 11,074          1.38%          --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 230.61             --                 --            --        30.28%
         Highest contract charge 0.90% Class B     $ 205.66             --                 --            --        29.11%
         All contract charges                            --            658           $139,175          2.76%          --
  2008   Lowest contract charge 0.00% Class B      $ 177.01             --                 --            --       (36.56)%
         Highest contract charge 0.90% Class B     $ 159.29             --                 --            --       (37.13)%
         All contract charges                            --            668           $108,533          1.72%          --
  2007   Lowest contract charge 0.00% Class B      $ 279.01             --                 --            --         1.18%
         Highest contract charge 0.90% Class B     $ 253.37             --                 --            --         0.27%
         All contract charges                            --            716           $183,917          1.08%          --
  2006   Lowest contract charge 0.00% Class B      $ 275.76             --                 --            --        20.91%
         Highest contract charge 0.90% Class B     $ 252.70             --                 --            --        19.83%
         All contract charges                            --            768           $196,776          2.90%          --
  2005   Lowest contract charge 0.00% Class B      $ 228.07             --                 --            --         2.95%
         Highest contract charge 0.90% Class B     $ 210.89             --                 --            --         2.03%
         All contract charges                            --            827           $176,643          1.38%          --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 190.88             --                 --            --        30.59%
         Highest contract charge 0.60% Class A     $ 141.34             --                 --            --        29.80%
         All contract charges                            --            116           $ 21,409          2.15%          --
  2008   Lowest contract charge 0.00% Class A      $ 146.17             --                 --            --       (42.86)%
         Highest contract charge 0.60% Class A     $ 108.89             --                 --            --       (43.19)%
         All contract charges                            --            116           $ 16,541          2.19%          --
  2007   Lowest contract charge 0.00% Class A      $ 255.79             --                 --            --        10.47%
         Highest contract charge 0.60% Class A     $ 191.69             --                 --            --         9.80%
         All contract charges                            --            111           $ 27,712          1.92%          --
  2006   Lowest contract charge 0.00% Class A      $ 231.55             --                 --            --        25.98%
         Highest contract charge 0.60% Class A     $ 174.58             --                 --            --        25.23%
         All contract charges                            --             94           $ 21,155          3.57%          --
  2005   Lowest contract charge 0.00% Class A      $ 183.79             --                 --            --        11.12%
         Highest contract charge 0.60% Class A     $ 139.41             --                 --            --        10.45%
         All contract charges                            --             69           $ 12,366          1.38%          --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 140.29             --                 --            --        30.25%
         Highest contract charge 0.90% Class B     $ 140.20             --                 --            --        29.08%
         All contract charges                            --            806           $115,534          2.15%          --
  2008   Lowest contract charge 0.00% Class B      $ 107.71             --                 --            --       (42.99)%
         Highest contract charge 0.90% Class B     $ 108.61             --                 --            --       (43.51)%
         All contract charges                            --            841           $ 93,084          2.19%          --
  2007   Lowest contract charge 0.00% Class B      $ 188.94             --                 --            --        10.19%
         Highest contract charge 0.90% Class B     $ 192.27             --                 --            --         9.19%
         All contract charges                            --            950           $185,432          1.92%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 171.47             --                 --            --        25.68%
         Highest contract charge 0.90% Class B         $ 176.08             --                 --            --        24.56%
         All contract charges                                --            978           $174,081          3.57%          --
  2005   Lowest contract charge 0.00% Class B          $ 136.43             --                 --            --        10.84%
         Highest contract charge 0.90% Class B         $ 141.37             --                 --            --         9.84%
         All contract charges                                --            957           $136,185          1.80%          --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)      $  74.69             --                 --            --        11.83%
         Highest contract charge 0.90% Class A (c)     $  72.89             --                 --            --        10.83%
         All contract charges                                --             57           $  4,166          2.64%          --
  2008   Lowest contract charge 0.00% Class A (c)      $  66.79             --                 --            --       (32.12)%
         Highest contract charge 0.90% Class A (c)     $  65.77             --                 --            --       (32.74)%
         All contract charges                                --             48           $  3,153          3.06%          --
  2007   Lowest contract charge 0.00% Class A (c)      $  98.40             --                 --            --        (1.60)%
         Highest contract charge 0.90% Class A (c)     $  97.78             --                 --            --        (2.22)%
         All contract charges                                --             17           $  1,714          2.69%
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 103.43             --                 --            --        11.55%
         Highest contract charge 0.90% Class B (c)     $  72.39             --                 --            --        10.54%
         All contract charges                                --             61           $  5,880          2.64%          --
  2008   Lowest contract charge 0.00% Class B          $  92.72             --                 --            --       (32.30)%
         Highest contract charge 0.90% Class B (c)     $  65.49             --                 --            --       (32.91)%
         All contract charges                                --             58           $  4,949          3.06%          --
  2007   Lowest contract charge 0.00% Class B          $ 136.96             --                 --            --         3.70%
         Highest contract charge 0.90% Class B (c)     $  97.61             --                 --            --        (2.39)%
         All contract charges                                --             34           $  4,423          2.69%          --
  2006   Lowest contract charge 0.00% Class B          $ 132.07             --                 --            --        15.96%
         Highest contract charge 0.00% Class B         $ 132.07             --                 --            --        15.96%
         All contract charges                                --             25           $  3,237          2.75%          --
  2005   Lowest contract charge 0.00% Class B          $ 113.89             --                 --            --         6.15%
         Highest contract charge 0.00% Class B         $ 113.89             --                 --            --         6.15%
         All contract charges                                --             11           $  1,282          2.59%          --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A          $ 127.56             --                 --            --        31.21%
         Highest contract charge 0.00% Class A         $ 127.56             --                 --            --        31.21%
         All contract charges                                --             --           $     41          0.30%          --
  2008   Lowest contract charge 0.00% Class A          $  97.22             --                 --            --       (45.08)%
         Highest contract charge 0.00% Class A         $  97.22             --                 --            --       (45.08)%
         All contract charges                                --             --           $     24          0.33%          --
  2007   Lowest contract charge 0.00% Class A          $ 177.03             --                 --            --        12.41%
         Highest contract charge 0.00% Class A         $ 177.03             --                 --            --        12.41%
         All contract charges                                --             --           $     12          0.40%          --
  2006   Lowest contract charge 0.00% Class A          $ 157.48             --                 --            --         5.45%
         Highest contract charge 0.00% Class A         $ 157.48             --                 --            --         5.45%
         All contract charges                                --             --                 --            --           --
  2005   Lowest contract charge 0.00% Class A          $ 149.34             --                 --            --         9.00%
         Highest contract charge 0.00% Class A         $ 149.34             --                 --            --         9.00%
         All contract charges                                --             --                 --            --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  80.31             --                 --             --        30.89%
         Highest contract charge 0.90% Class B    $  73.12             --                 --             --        29.71%
         All contract charges                           --              6             $  492           0.30%          --
  2008   Lowest contract charge 0.00% Class B     $  61.36             --                 --             --       (45.22)%
         Highest contract charge 0.90% Class B    $  56.37             --                 --             --       (45.71)%
         All contract charges                           --              7             $  401           0.33%          --
  2007   Lowest contract charge 0.00% Class B     $ 112.02             --                 --             --        12.13%
         Highest contract charge 0.90% Class B    $ 103.84             --                 --             --        11.12%
         All contract charges                           --              7             $  747           0.40%          --
  2006   Lowest contract charge 0.00% Class B     $  99.90             --                 --             --         5.23%
         Highest contract charge 0.90% Class B    $  93.45             --                 --             --         4.28%
         All contract charges                           --              2             $  233             --           --
  2005   Lowest contract charge 0.00% Class B     $  94.93             --                 --             --         8.74%
         Highest contract charge 0.90% Class B    $  89.61             --                 --             --         7.76%
         All contract charges                           --              1             $  129             --           --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% *
  2009   Lowest contract charge 0.00% Class A     $ 129.23             --                 --             --        33.78%
         Highest contract charge 0.00% Class A    $ 129.23             --                 --             --        33.78%
         All contract charges                           --              3             $  363           0.37%          --
  2008   Lowest contract charge 0.00% Class A     $  96.60             --                 --             --       (40.25)%
         Highest contract charge 0.00% Class A    $  96.60             --                 --             --       (40.25)%
         All contract charges                           --              3             $  299           0.18%          --
  2007   Lowest contract charge 0.00% Class A     $ 161.68             --                 --             --         5.78%
         Highest contract charge 0.00% Class A    $ 161.68             --                 --             --         5.78%
         All contract charges                           --              3             $  444             --           --
  2006   Lowest contract charge 0.00% Class A     $ 152.85             --                 --             --         7.67%
         Highest contract charge 0.00% Class A    $ 152.85             --                 --             --         7.67%
         All contract charges                           --             --             $   64           0.22%          --
  2005   Lowest contract charge 0.00% Class A     $ 141.97             --                 --             --         5.37%
         Highest contract charge 0.00% Class A    $ 141.97             --                 --             --         5.37%
         All contract charges                           --             --             $   62           0.20%          --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  69.81             --                 --             --        33.45%
         Highest contract charge 0.90% Class B    $  72.89             --                 --             --        32.24%
         All contract charges                           --             70             $5,162           0.37%          --
  2008   Lowest contract charge 0.00% Class B     $  52.31             --                 --             --       (40.41)%
         Highest contract charge 0.90% Class B    $  55.12             --                 --             --       (40.95)%
         All contract charges                           --             65             $3,620           0.18%          --
  2007   Lowest contract charge 0.00% Class B     $  87.78             --                 --             --         5.48%
         Highest contract charge 0.90% Class B    $  93.34             --                 --             --         4.52%
         All contract charges                           --             77             $7,226             --           --
  2006   Lowest contract charge 0.00% Class B     $  83.22             --                 --             --         7.40%
         Highest contract charge 0.90% Class B    $  89.30             --                 --             --         6.44%
         All contract charges                           --             47             $4,247           0.22%          --
  2005   Lowest contract charge 0.00% Class B     $  77.49             --                 --             --         5.11%
         Highest contract charge 0.90% Class B    $  83.90             --                 --             --         4.16%
         All contract charges                           --             26             $2,195           0.20%          --
EQ/Capital Guardian Research(f)
-------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 154.58             --                 --             --        31.78%
         Highest contract charge 0.60% Class A    $ 101.67             --                 --             --        30.99%
         All contract charges                           --             64             $9,138           1.18%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Capital Guardian Research (f) (Continued)
--------------------------------------------
  2008   Lowest contract charge 0.00% Class A      $ 117.30              --                 --           --       (39.51)%
         Highest contract charge 0.60% Class A     $  77.62              --                 --           --       (39.87)%
         All contract charges                            --              64         $    6,892         0.93%          --
  2007   Lowest contract charge 0.00% Class A      $ 193.92              --                 --           --         1.90%
         Highest contract charge 0.60% Class A     $ 129.09              --                 --           --         1.28%
         All contract charges                            --              65         $   11,625         1.25%          --
  2006   Lowest contract charge 0.00% Class A      $ 190.31              --                 --           --        12.33%
         Highest contract charge 0.60% Class A     $ 127.46              --                 --           --        11.66%
         All contract charges                            --               5         $      729         0.57%          --
  2005   Lowest contract charge 0.00% Class A      $ 169.42              --                 --           --         6.32%
         Highest contract charge 0.60% Class A     $ 114.15              --                 --           --         5.69%
         All contract charges                            --               5         $      549         0.56%          --
EQ/Capital Guardian Research (f)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 118.02              --                 --           --        31.46%
         Highest contract charge 0.90% Class B     $ 107.49              --                 --           --        30.28%
         All contract charges                            --             739         $   82,540         1.18%          --
  2008   Lowest contract charge 0.00% Class B      $  89.78              --                 --           --       (39.66)%
         Highest contract charge 0.90% Class B     $  82.51              --                 --           --       (40.21)%
         All contract charges                            --             839         $   71,731         0.93%          --
  2007   Lowest contract charge 0.00% Class B      $ 148.80              --                 --           --         1.66%
         Highest contract charge 0.90% Class B     $ 137.99              --                 --           --         0.73%
         All contract charges                            --             991         $  141,208         1.25%          --
  2006   Lowest contract charge 0.00% Class B      $ 146.37              --                 --           --        12.06%
         Highest contract charge 0.90% Class B     $ 136.99              --                 --           --        11.05%
         All contract charges                            --             631         $   88,935         0.57%          --
  2005   Lowest contract charge 0.00% Class B      $ 130.63              --                 --           --         6.06%
         Highest contract charge 0.90% Class B     $ 123.36              --                 --           --         5.10%
         All contract charges                            --             667         $   84,346         0.56%          --
EQ/Common Stock Index
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 266.33              --                 --           --        28.65%
         Highest contract charge 0.90% Class A     $ 291.37              --                 --           --        27.49%
         All contract charges                            --           2,319         $1,221,065         1.98%          --
  2008   Lowest contract charge 0.00% Class A      $ 207.02              --                 --           --       (43.66)%
         Highest contract charge 0.90% Class A     $ 228.54              --                 --           --       (44.16)%
         All contract charges                            --           2,570         $1,063,965         1.76%          --
  2007   Lowest contract charge 0.00% Class A      $ 367.42              --                 --           --         3.74%
         Highest contract charge 0.90% Class A     $ 409.31              --                 --           --         2.80%
         All contract charges                            --           2,851         $2,121,464         1.21%          --
  2006   Lowest contract charge 0.00% Class A      $ 354.17              --                 --           --        10.96%
         Highest contract charge 0.90% Class A     $ 398.15              --                 --           --         9.97%
         All contract charges                            --           3,107         $2,255,277         1.42%          --
  2005   Lowest contract charge 0.00% Class A      $ 319.17              --                 --           --         4.56%
         Highest contract charge 0.90% Class A     $ 362.05              --                 --           --         3.62%
         All contract charges                            --           3,328         $2,221,730         1.05%          --
EQ/Common Stock Index
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $  83.59              --                 --           --        28.32%
         Highest contract charge 0.90% Class B     $  91.28              --                 --           --        27.17%
         All contract charges                            --           1,434         $  134,673         1.98%          --
  2008   Lowest contract charge 0.00% Class B      $  65.14              --                 --           --       (43.79)%
         Highest contract charge 0.90% Class B     $  71.78              --                 --           --       (44.30)%
         All contract charges                            --           1,545         $  114,072         1.76%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 ----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- ------------
EQ/Common Stock Index (Continued)
---------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 115.89              --                --            --         3.48%
         Highest contract charge 0.90% Class B     $ 128.87              --                --            --         2.54%
         All contract charges                            --           1,632          $215,773          1.21%          --
  2006   Lowest contract charge 0.00% Class B      $ 111.99              --                --            --        10.69%
         Highest contract charge 0.90% Class B     $ 125.68              --                --            --         9.70%
         All contract charges                            --           1,728          $222,898          1.42%          --
  2005   Lowest contract charge 0.00% Class B      $ 101.18              --                --            --         4.30%
         Highest contract charge 0.90% Class B     $ 114.57              --                --            --         3.36%
         All contract charges                            --           1,773          $207,802          1.05%          --
EQ/Core Bond Index (k)
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 114.76              --                --            --         2.93%
         Highest contract charge 0.90% Class A     $ 111.50              --                --            --         1.85%
         All contract charges                            --             277          $ 34,011          2.63%          --
  2008   Lowest contract charge 0.00% Class A      $ 111.49              --                --            --        (8.70)%
         Highest contract charge 0.60% Class A     $ 114.58              --                --            --        (9.24)%
         All contract charges                            --             177          $ 19,837          4.36%          --
  2007   Lowest contract charge 0.00% Class A      $ 122.11              --                --            --         3.35%
         Highest contract charge 0.60% Class A     $ 126.25              --                --            --         2.73%
         All contract charges                            --             183          $ 22,459          4.85%          --
  2006   Lowest contract charge 0.00% Class A      $ 118.15              --                --            --         4.31%
         Highest contract charge 0.60% Class A     $ 122.90              --                --            --         3.68%
         All contract charges                            --             144          $ 17,085          5.07%          --
  2005   Lowest contract charge 0.00% Class A      $ 113.28              --                --            --         2.47%
         Highest contract charge 0.60% Class A     $ 118.54              --                --            --         1.86%
         All contract charges                            --              99          $ 11,243          4.69%          --
EQ/Core Bond Index (k)
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 119.83              --                --            --         2.69%
         Highest contract charge 0.90% Class B     $ 135.26              --                --            --         1.76%
         All contract charges                            --             148          $ 19,669          2.63%          --
  2008   Lowest contract charge 0.00% Class B      $ 116.70              --                --            --        (8.93)%
         Highest contract charge 0.90% Class B     $ 132.92              --                --            --        (9.76)%
         All contract charges                            --             231          $ 30,469          4.36%          --
  2007   Lowest contract charge 0.00% Class B      $ 128.15              --                --            --         3.11%
         Highest contract charge 0.90% Class B     $ 147.29              --                --            --         2.17%
         All contract charges                            --             266            39,114          4.85%          --
  2006   Lowest contract charge 0.00% Class B      $ 124.29              --                --            --         4.06%
         Highest contract charge 0.90% Class B     $ 144.16              --                --            --         3.13%
         All contract charges                            --             225          $ 32,545          5.07%          --
  2005   Lowest contract charge 0.00% Class B      $ 119.44              --                --            --         2.22%
         Highest contract charge 0.90% Class B     $ 139.79              --                --            --         1.30%
         All contract charges                            --             162          $ 22,802          4.69%          --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 301.80              --                --            --        26.18%
         Highest contract charge 0.90% Class A     $ 264.28              --                --            --        25.04%
         All contract charges                            --           1,537          $434,234          2.17%          --
  2008   Lowest contract charge 0.00% Class A      $ 239.18              --                --            --       (37.17)%
         Highest contract charge 0.90% Class A     $ 211.35              --                --            --       (37.73)%
         All contract charges                            --           1,683          $378,210          1.89%          --
  2007   Lowest contract charge 0.00% Class A      $ 380.65              --                --            --         5.22%
         Highest contract charge 0.90% Class A     $ 339.42              --                --            --         4.27%
         All contract charges                            --           1,757          $629,598          1.54%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2006   Lowest contract charge 0.00% Class A      $ 361.77              --                --            --        15.38%
         Highest contract charge 0.90% Class A     $ 325.53              --                --            --        14.34%
         All contract charges                            --           1,865          $637,198          1.75%          --
  2005   Lowest contract charge 0.00% Class A      $ 313.55              --                --            --         4.66%
         Highest contract charge 0.90% Class A     $ 284.70              --                --            --         3.72%
         All contract charges                            --           2,049          $608,947          1.54%          --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $  91.81              --                --            --        25.87%
         Highest contract charge 0.90% Class B     $  98.92              --                --            --        24.73%
         All contract charges                            --           1,049          $ 93,840          2.17%          --
  2008   Lowest contract charge 0.00% Class B      $  72.94              --                --            --       (37.33)%
         Highest contract charge 0.90% Class B     $  79.31              --                --            --       (37.88)%
         All contract charges                            --           1,013          $ 72,180          1.89%          --
  2007   Lowest contract charge 0.00% Class B      $ 116.38              --                --            --         4.95%
         Highest contract charge 0.90% Class B     $ 127.68              --                --            --         4.00%
         All contract charges                            --           1,054          $119,906          1.54%          --
  2006   Lowest contract charge 0.00% Class B      $ 110.89              --                --            --        15.09%
         Highest contract charge 0.90% Class B     $ 122.77              --                --            --        14.06%
         All contract charges                            --           1,078          $118,004          1.75%          --
  2005   Lowest contract charge 0.00% Class B      $  96.35              --                --            --         4.40%
         Highest contract charge 0.90% Class B     $ 107.63              --                --            --         3.47%
         All contract charges                            --           1,095          $104,727          1.54%          --
EQ/Equity Growth PLUS
---------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 150.08              --                --            --        27.85%
         Highest contract charge 0.60% Class A     $ 144.56              --                --            --        27.08%
         All contract charges                            --             227          $ 33,783          0.92%          --
  2008   Lowest contract charge 0.00% Class A      $ 117.39              --                --            --       (40.15)%
         Highest contract charge 0.60% Class A     $ 113.75              --                --            --       (40.51)%
         All contract charges                            --             232          $ 26,902          1.01%          --
  2007   Lowest contract charge 0.00% Class A      $ 196.14              --                --            --        14.33%
         Highest contract charge 0.60% Class A     $ 191.21              --                --            --        13.64%
         All contract charges                            --             198          $ 38,456          0.24%          --
  2006   Lowest contract charge 0.00% Class A      $ 171.56              --                --            --         9.59%
         Highest contract charge 0.60% Class A     $ 168.26              --                --            --         8.94%
         All contract charges                            --             166          $ 28,114          0.79%          --
  2005   Lowest contract charge 0.00% Class A      $ 156.54              --                --            --        10.98%
         Highest contract charge 0.60% Class A     $ 154.45              --                --            --        10.31%
         All contract charges                            --             112          $ 17,408          0.02%          --
EQ/Equity Growth PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 143.43              --                --            --        27.81%
         Highest contract charge 0.90% Class B     $ 133.13              --                --            --        26.66%
         All contract charges                            --             686          $ 94,638          0.92%          --
  2008   Lowest contract charge 0.00% Class B      $ 112.22              --                --            --       (40.29)%
         Highest contract charge 0.90% Class B     $ 105.11              --                --            --       (40.83)%
         All contract charges                            --             803          $ 86,963          1.01%          --
  2007   Lowest contract charge 0.00% Class B      $ 187.95              --                --            --        14.05%
         Highest contract charge 0.90% Class B     $ 177.63              --                --            --        13.01%
         All contract charges                            --             778          $141,730          0.24%          --
  2006   Lowest contract charge 0.00% Class B      $ 164.80              --                --            --         9.32%
         Highest contract charge 0.90% Class B     $ 157.18              --                --            --         8.34%
         All contract charges                            --             777          $124,514          0.79%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Equity Growth PLUS (Continued)
---------------------------------
  2005   Lowest contract charge 0.00% Class B          $ 150.75             --                 --            --        10.70%
         Highest contract charge 0.90% Class B         $ 145.08             --                 --            --         9.71%
         All contract charges                                --            684           $100,695          0.02%          --
EQ/Evergreen Omega
------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A          $ 190.92             --                 --            --        40.65%
         Highest contract charge 0.00% Class A         $ 190.92             --                 --            --        40.65%
         All contract charges                                --             12           $  2,157          0.23%          --
  2008   Lowest contract charge 0.00% Class A          $ 135.74             --                 --            --       (27.42)%
         Highest contract charge 0.00% Class A         $ 135.74             --                 --            --       (27.42)%
         All contract charges                                --              4           $    380          0.61%          --
  2007   Lowest contract charge 0.00% Class A          $ 187.02             --                 --            --        11.61%
         Highest contract charge 0.00% Class A         $ 187.02             --                 --            --        11.61%
         All contract charges                                --              3           $    432            --           --
  2006   Lowest contract charge 0.00% Class A          $ 167.56             --                 --            --         6.13%
         Highest contract charge 0.00% Class A         $ 167.56             --                 --            --         6.13%
         All contract charges                                --              1           $     82          2.06%          --
  2005   Lowest contract charge 0.00% Class A          $ 157.88             --                 --            --         4.22%
         Highest contract charge 0.00% Class A         $ 157.88             --                 --            --         4.22%
         All contract charges                                --              1           $    108          0.04%          --
EQ/Evergreen Omega
------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 109.78             --                 --            --        40.29%
         Highest contract charge 0.90% Class B         $  99.98             --                 --            --        39.04%
         All contract charges                                --            235           $ 24,042          0.23%          --
  2008   Lowest contract charge 0.00% Class B          $  78.25             --                 --            --       (27.60)%
         Highest contract charge 0.90% Class B         $  71.91             --                 --            --       (28.26)%
         All contract charges                                --            129           $  9,449          0.61%          --
  2007   Lowest contract charge 0.00% Class B          $ 108.08             --                 --            --        11.33%
         Highest contract charge 0.90% Class B         $ 100.23             --                 --            --        10.32%
         All contract charges                                --            129           $ 13,009            --           --
  2006   Lowest contract charge 0.00% Class B          $  97.08             --                 --            --         5.87%
         Highest contract charge 0.90% Class B         $  90.85             --                 --            --         4.92%
         All contract charges                                --             93           $  8,539          2.06%          --
  2005   Lowest contract charge 0.00% Class B          $  91.70             --                 --            --         3.96%
         Highest contract charge 0.90% Class B         $  86.59             --                 --            --         3.03%
         All contract charges                                --            110           $  9,551          0.04%          --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)      $ 123.62             --                 --            --        16.63%
         Highest contract charge 0.90% Class B (c)     $  96.72             --                 --            --        15.57%
         All contract charges                                --             64           $  6,599            --           --
  2008   Lowest contract charge 0.00% Class B (a)      $ 105.99             --                 --            --       (13.83)%
         Highest contract charge 0.90% Class B (c)     $  83.69             --                 --            --       (14.59)%
         All contract charges                                --             45           $  3,909          0.62%          --
  2007   Lowest contract charge 0.00% Class B (a)      $ 123.00             --                 --            --         3.43%
         Highest contract charge 0.90% Class B (c)     $  97.99             --                 --            --        (2.01)%
         All contract charges                                --             24           $  2,454          1.65%          --
  2006   Lowest contract charge 0.00% Class B (a)      $ 118.92             --                 --            --        12.21%
         Highest contract charge 0.00% Class B (a)     $ 118.92             --                 --            --        12.21%
         All contract charges                                --              1           $     96          9.35%          --
  2005   Lowest contract charge 0.00% Class B (a)      $ 105.99             --                 --            --         5.99%
         Highest contract charge 0.00% Class B (a)     $ 105.99             --                 --            --         5.99%
         All contract charges                                --             --           $      3          1.39%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 150.93             --                 --            --        41.45%
         Highest contract charge 0.90% Class B (c)    $  96.20             --                 --            --        40.18%
         All contract charges                               --            446            $51,042          0.49%          --
  2008   Lowest contract charge 0.00% Class B         $ 106.70             --                 --            --       (30.66)%
         Highest contract charge 0.90% Class B (c)    $  68.63             --                 --            --       (31.28)%
         All contract charges                               --            319            $26,043          0.74%          --
  2007   Lowest contract charge 0.00% Class B         $ 153.87             --                 --            --         9.30%
         Highest contract charge 0.90% Class B (c)    $  99.87             --                 --            --        (0.13)%
         All contract charges                               --            168            $20,185          0.78%          --
  2006   Lowest contract charge 0.00% Class B         $ 140.78             --                 --            --        18.83%
         Highest contract charge 0.00% Class B        $ 140.78             --                 --            --        18.83%
         All contract charges                               --             30            $ 4,235          1.68%          --
  2005   Lowest contract charge 0.00% Class B         $ 118.47             --                 --            --         4.32%
         Highest contract charge 0.00% Class B        $ 118.47             --                 --            --         4.32%
         All contract charges                               --             15            $ 1,759          1.20%          --
EQ/Global Bond PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (m)     $ 125.42             --                 --            --         2.29%
         Highest contract charge 0.90% Class A (c)    $ 114.62             --                 --            --         1.36%
         All contract charges                               --            201            $24,221          0.80%          --
  2008   Lowest contract charge 0.00% Class A (m)     $ 122.61             --                 --            --         6.75%
         Highest contract charge 0.90% Class A (c)    $ 113.08             --                 --            --         5.79%
         All contract charges                               --            196            $23,223         20.80%          --
  2007   Lowest contract charge 0.00% Class A (m)     $ 114.86             --                 --            --         9.59%
         Highest contract charge 0.90% Class A (c)    $ 106.89             --                 --            --         6.89%
         All contract charges                               --             50            $ 5,603          7.15%          --
  2006   Lowest contract charge 0.00% Class A (m)     $ 104.81             --                 --            --         4.81%
         Highest contract charge 0.00% Class A (m)    $ 104.81             --                 --            --         4.81%
         All contract charges                               --              2            $   209          0.59%          --
EQ/Global Bond PLUS
-------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (b)     $ 120.05             --                 --            --         1.96%
         Highest contract charge 0.90% Class B (c)    $ 113.78             --                 --            --         1.05%
         All contract charges                               --             68            $ 7,911          0.80%          --
  2008   Lowest contract charge 0.00% Class B (b)     $ 117.74             --                 --            --         6.48%
         Highest contract charge 0.90% Class B (c)    $ 112.59             --                 --            --         5.52%
         All contract charges                               --             56            $ 6,292         20.80%          --
  2007   Lowest contract charge 0.00% Class B (b)     $ 110.57             --                 --            --         9.31%
         Highest contract charge 0.90% Class B (c)    $ 106.70             --                 --            --         6.70%
         All contract charges                               --              8            $   832          7.15%          --
  2006   Lowest contract charge 0.00% Class B (b)     $ 101.15             --                 --            --         3.42%
         Highest contract charge 0.00% Class B (b)    $ 101.15             --                 --            --         3.42%
         All contract charges                               --              1            $    61            --           --
  2005   Lowest contract charge 0.00% Class B (b)     $  97.81             --                 --            --        (2.19)%
         Highest contract charge 0.00% Class B (b)    $  97.81             --                 --            --        (2.19)%
         All contract charges                               --             --            $    12            --           --
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A         $ 361.16             --                 --            --        50.32%
         Highest contract charge 0.00% Class A        $ 361.16             --                 --            --        50.32%
         All contract charges                               --            102            $34,388          1.35%          --
  2008   Lowest contract charge 0.00% Class A         $ 240.26             --                 --            --       (57.25)%
         Highest contract charge 0.00% Class A        $ 240.26             --                 --            --       (57.25)%
         All contract charges                               --             94            $21,131          0.16%          --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Global Multi-Sector Equity (Continued)
-----------------------------------------
  2007   Lowest contract charge 0.00% Class A      $ 562.02              --                --            --        42.38%
         Highest contract charge 0.00% Class A     $ 562.02              --                --            --        42.38%
         All contract charges                            --              86          $ 45,275            --           --
  2006   Lowest contract charge 0.00% Class A      $ 394.74              --                --            --        37.41%
         Highest contract charge 0.00% Class A     $ 394.74              --                --            --        37.41%
         All contract charges                            --              71          $ 26,199          0.44%          --
  2005   Lowest contract charge 0.00% Class A      $ 287.26              --                --            --        33.11%
         Highest contract charge 0.00% Class A     $ 287.26              --                --            --        33.11%
         All contract charges                            --              46          $ 12,583          0.61%          --
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 194.58              --                --            --        50.06%
         Highest contract charge 0.90% Class B     $ 174.00              --                --            --        48.72%
         All contract charges                            --           1,092          $202,525          1.35%          --
  2008   Lowest contract charge 0.00% Class B      $ 129.67              --                --            --       (57.35)%
         Highest contract charge 0.90% Class B     $ 117.00              --                --            --       (57.74)%
         All contract charges                            --           1,094          $135,457          0.16%          --
  2007   Lowest contract charge 0.00% Class B      $ 304.02              --                --            --        42.02%
         Highest contract charge 0.90% Class B     $ 276.83              --                --            --        40.74%
         All contract charges                            --           1,247          $363,699            --           --
  2006   Lowest contract charge 0.00% Class B      $ 214.07              --                --            --        37.05%
         Highest contract charge 0.90% Class B     $ 196.70              --                --            --        35.82%
         All contract charges                            --           1,220          $251,522          0.44%          --
  2005   Lowest contract charge 0.00% Class B      $ 156.20              --                --            --        32.78%
         Highest contract charge 0.90% Class B     $ 144.82              --                --            --        31.59%
         All contract charges                            --           1,141          $172,874          0.61%          --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 209.40              --                --            --        (2.03)%
         Highest contract charge 0.90% Class A     $ 190.91              --                --            --        (2.91)%
         All contract charges                            --             410          $ 89,577          1.14%          --
  2008   Lowest contract charge 0.00% Class A      $ 213.74              --                --            --         3.85%
         Highest contract charge 0.90% Class A     $ 196.64              --                --            --         2.92%
         All contract charges                            --             514          $115,434          3.43%          --
  2007   Lowest contract charge 0.00% Class A      $ 205.81              --                --            --         7.13%
         Highest contract charge 0.90% Class A     $ 191.07              --                --            --         6.17%
         All contract charges                            --             514          $111,848          4.67%          --
  2006   Lowest contract charge 0.00% Class A      $ 192.11              --                --            --         3.39%
         Highest contract charge 0.90% Class A     $ 179.97              --                --            --         2.46%
         All contract charges                            --             519          $106,196          4.12%          --
  2005   Lowest contract charge 0.00% Class A      $ 185.82              --                --            --         1.49%
         Highest contract charge 0.90% Class A     $ 175.66              --                --            --         0.58%
         All contract charges                            --             582          $116,035          3.45%          --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 151.12              --                --            --        (2.27)%
         Highest contract charge 0.90% Class B     $ 140.25              --                --            --        (3.15)%
         All contract charges                            --             170          $ 24,147          1.14%          --
  2008   Lowest contract charge 0.00% Class B      $ 154.63              --                --            --         3.59%
         Highest contract charge 0.90% Class B     $ 144.81              --                --            --         2.66%
         All contract charges                            --             194          $ 28,362          3.43%          --
  2007   Lowest contract charge 0.00% Class B      $ 149.27              --                --            --         6.87%
         Highest contract charge 0.90% Class B     $ 141.06              --                --            --         5.90%
         All contract charges                            --             220          $ 31,242          4.67%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Intermediate Government Bond Index (Continued)
-------------------------------------------------
  2006   Lowest contract charge 0.00% Class B        $ 139.68             --                 --            --         3.12%
         Highest contract charge 0.90% Class B       $ 133.20             --                 --            --         2.20%
         All contract charges                              --            220            $29,485          4.12%          --
  2005   Lowest contract charge 0.00% Class B        $ 135.45             --                 --            --         1.24%
         Highest contract charge 0.90% Class B       $ 130.34             --                 --            --         0.33%
         All contract charges                              --            230            $30,001          3.45%          --
EQ/International Core PLUS
--------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A        $ 196.72             --                 --            --        35.64%
         Highest contract charge 0.60% Class A       $ 147.40             --                 --            --        34.82%
         All contract charges                              --             21            $ 3,994          3.66%          --
  2008   Lowest contract charge 0.00% Class A        $ 145.03             --                 --            --       (44.69)%
         Highest contract charge 0.60% Class A       $ 109.33             --                 --            --       (45.02)%
         All contract charges                              --             10            $ 1,280          1.91%          --
  2007   Lowest contract charge 0.00% Class A        $ 262.21             --                 --            --        15.52%
         Highest contract charge 0.60% Class A       $ 198.86             --                 --            --        14.83%
         All contract charges                              --              3            $   639          0.44%          --
  2006   Lowest contract charge 0.00% Class A        $ 226.98             --                 --            --        19.54%
         Highest contract charge 0.60% Class A       $ 173.18             --                 --            --        18.83%
         All contract charges                              --              2            $   328          1.55%          --
  2005   Lowest contract charge 0.00% Class A        $ 189.87             --                 --            --        17.42%
         Highest contract charge 0.60% Class A       $ 145.75             --                 --            --        16.72%
         All contract charges                              --              3            $   399          1.68%          --
EQ/International Core PLUS
--------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B        $ 128.10             --                 --            --        35.34%
         Highest contract charge 0.90% Class B       $ 116.29             --                 --            --        34.12%
         All contract charges                              --            197            $23,921          3.66%          --
  2008   Lowest contract charge 0.00% Class B        $  94.65             --                 --            --       (44.86)%
         Highest contract charge 0.90% Class B       $  86.71             --                 --            --       (45.35)%
         All contract charges                              --            150            $13,439          1.91%          --
  2007   Lowest contract charge 0.00% Class B        $ 171.65             --                 --            --        15.23%
         Highest contract charge 0.90% Class B       $ 158.67             --                 --            --        14.18%
         All contract charges                              --             98             16,036          0.44%          --
  2006   Lowest contract charge 0.00% Class B        $ 148.97             --                 --            --        19.24%
         Highest contract charge 0.90% Class B       $ 138.96             --                 --            --        18.17%
         All contract charges                              --             88            $12,570          1.55%          --
  2005   Lowest contract charge 0.00% Class B        $ 124.93             --                 --            --        17.12%
         Highest contract charge 0.90% Class B       $ 117.59             --                 --            --        16.07%
         All contract charges                              --             40            $ 4,756          1.68%          --
EQ/International Growth
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)    $ 138.85             --                 --            --        37.24%
         Highest contract charge 0.90% Class B (c)   $  84.91             --                 --            --        36.00%
         All contract charges                              --            249            $22,625          1.45%          --
  2008   Lowest contract charge 0.00% Class B (a)    $ 101.17             --                 --            --       (40.28)%
         Highest contract charge 0.90% Class B (c)   $  62.43             --                 --            --       (40.81)%
         All contract charges                              --            156            $10,229          1.12%          --
  2007   Lowest contract charge 0.00% Class B (a)    $ 169.40             --                 --            --        16.20%
         Highest contract charge 0.90% Class B (c)   $ 105.48             --                 --            --         5.48%
         All contract charges                              --             95            $10,270          1.22%          --
  2006   Lowest contract charge 0.00% Class B (a)    $ 145.78             --                 --            --        25.64%
         Highest contract charge 0.00% Class B (a)   $ 145.78             --                 --            --        25.64%
         All contract charges                              --              1            $    79          1.24%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/International Growth (Continued)
-----------------------------------
  2005   Lowest contract charge 0.00% Class B (a)    $ 116.03             --                 --            --        16.03%
         Highest contract charge 0.00% Class B (a)   $ 116.03             --                 --            --        16.03%
         All contract charges                              --             --                 --          0.30%          --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class A        $ 153.64             --                 --            --        32.64%
         Highest contract charge 0.00% Class A       $ 153.64             --                 --            --        32.64%
         All contract charges                              --              7            $   941          1.53%          --
  2008   Lowest contract charge 0.00% Class A        $ 115.83             --                 --            --       (39.62)%
         Highest contract charge 0.00% Class A       $ 115.83             --                 --            --       (39.62)%
         All contract charges                              --              5            $   506          1.78%          --
  2007   Lowest contract charge 0.00% Class A        $ 191.85             --                 --            --        (0.96)%
         Highest contract charge 0.00% Class A       $ 191.85             --                 --            --        (0.96)%
         All contract charges                              --              6            $   923          1.37%          --
  2006   Lowest contract charge 0.00% Class A        $ 193.71             --                 --            --        20.68%
         Highest contract charge 0.00% Class A       $ 193.71             --                 --            --        20.68%
         All contract charges                              --              2            $   361          4.75%          --
  2005   Lowest contract charge 0.00% Class A        $ 160.51             --                 --            --         4.18%
         Highest contract charge 0.00% Class A       $ 160.51             --                 --            --         4.18%
         All contract charges                              --              1            $   214          1.55%          --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B        $ 144.25             --                 --            --        32.31%
         Highest contract charge 0.90% Class B       $ 128.64             --                 --            --        31.11%
         All contract charges                              --            202            $26,895          1.53%          --
  2008   Lowest contract charge 0.00% Class B        $ 109.02             --                 --            --       (39.77)%
         Highest contract charge 0.90% Class B       $  98.11             --                 --            --       (40.32)%
         All contract charges                              --            209            $20,946          1.78%          --
  2007   Lowest contract charge 0.00% Class B        $ 181.02             --                 --            --        (1.21)%
         Highest contract charge 0.90% Class B       $ 164.38             --                 --            --        (2.10)%
         All contract charges                              --            245            $41,272          1.37%          --
  2006   Lowest contract charge 0.00% Class B        $ 183.24             --                 --            --        20.38%
         Highest contract charge 0.90% Class B       $ 167.91             --                 --            --        19.30%
         All contract charges                              --            250            $42,875          4.75%          --
  2005   Lowest contract charge 0.00% Class B        $ 152.22             --                 --            --         3.92%
         Highest contract charge 0.90% Class B       $ 140.75             --                 --            --         2.99%
         All contract charges                              --            236            $33,648          1.55%          --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A        $ 142.75             --                 --            --        26.90%
         Highest contract charge 0.60% Class A       $ 103.78             --                 --            --        26.13%
         All contract charges                              --              3            $   405          4.35%          --
  2008   Lowest contract charge 0.00% Class A        $ 112.49             --                 --            --       (37.18)%
         Highest contract charge 0.60% Class A       $  82.28             --                 --            --       (37.56)%
         All contract charges                              --              2            $   228          0.36%          --
  2007   Lowest contract charge 0.00% Class A        $ 179.08             --                 --            --         4.16%
         Highest contract charge 0.60% Class A       $ 131.77             --                 --            --         3.53%
         All contract charges                              --             --            $   164          1.29%          --
  2006   Lowest contract charge 0.00% Class A        $ 171.93             --                 --            --        13.21%
         Highest contract charge 0.60% Class A       $ 127.28             --                 --            --        12.53%
         All contract charges                              --             --            $    73          0.88%          --
  2005   Lowest contract charge 0.00% Class A        $ 151.87             --                 --            --         7.46%
         Highest contract charge 0.60% Class A       $ 113.10             --                 --            --         6.82%
         All contract charges                              --              1            $    75          0.53%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  92.37               --                --            --        26.52%
         Highest contract charge 0.90% Class B    $  83.94               --                --            --        25.37%
         All contract charges                           --               95          $  8,251          4.35%          --
  2008   Lowest contract charge 0.00% Class B     $  73.01               --                --            --       (37.41)%
         Highest contract charge 0.90% Class B    $  66.96               --                --            --       (37.97)%
         All contract charges                           --              102          $  7,038          0.36%          --
  2007   Lowest contract charge 0.00% Class B     $ 116.64               --                --            --         3.88%
         Highest contract charge 0.90% Class B    $ 107.94               --                --            --         2.95%
         All contract charges                           --              109          $ 12,127          1.29%          --
  2006   Lowest contract charge 0.00% Class B     $ 112.28               --                --            --        12.94%
         Highest contract charge 0.90% Class B    $ 104.85               --                --            --        11.93%
         All contract charges                           --              114          $ 12,320          0.88%          --
  2005   Lowest contract charge 0.00% Class B     $  99.41               --                --            --         7.19%
         Highest contract charge 0.90% Class B    $  93.68               --                --            --         6.23%
         All contract charges                           --              120          $ 11,578          0.53%          --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 154.23               --                --            --        36.70%
         Highest contract charge 0.60% Class A    $ 107.11               --                --            --        35.90%
         All contract charges                           --               54          $  8,163          2.21%          --
  2008   Lowest contract charge 0.00% Class A     $ 112.82               --                --            --       (36.18)%
         Highest contract charge 0.60% Class A    $  78.82               --                --            --       (36.56)%
         All contract charges                           --               50          $  5,531          0.16%          --
  2007   Lowest contract charge 0.00% Class A     $ 176.77               --                --            --        14.27%
         Highest contract charge 0.60% Class A    $ 124.25               --                --            --        13.57%
         All contract charges                           --               43          $  7,435            --           --
  2006   Lowest contract charge 0.00% Class A     $ 154.70               --                --            --        (0.28)%
         Highest contract charge 0.60% Class A    $ 109.40               --                --            --        (0.88)%
         All contract charges                           --               38          $  5,696            --           --
  2005   Lowest contract charge 0.00% Class A     $ 155.14               --                --            --        15.22%
         Highest contract charge 0.60% Class A    $ 110.37               --                --            --        14.53%
         All contract charges                           --               25          $  3,748            --           --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  77.13               --                --            --        36.21%
         Highest contract charge 0.90% Class B    $  70.10               --                --            --        34.98%
         All contract charges                           --            1,268          $ 92,431          2.21%          --
  2008   Lowest contract charge 0.00% Class B     $  56.63               --                --            --       (36.26)%
         Highest contract charge 0.90% Class B    $  51.93               --                --            --       (36.84)%
         All contract charges                           --            1,305          $ 70,031          0.16%          --
  2007   Lowest contract charge 0.00% Class B     $  88.85               --                --            --        13.98%
         Highest contract charge 0.90% Class B    $  82.22               --                --            --        12.94%
         All contract charges                           --            1,309          $110,980            --           --
  2006   Lowest contract charge 0.00% Class B     $  77.95               --                --            --        (0.54)%
         Highest contract charge 0.90% Class B    $  72.80               --                --            --        (1.43)%
         All contract charges                           --            1,349          $100,743            --           --
  2005   Lowest contract charge 0.00% Class B     $  78.38               --                --            --        14.93%
         Highest contract charge 0.90% Class B    $  73.86               --                --            --        13.90%
         All contract charges                           --            1,428          $107,944            --           --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A     $ 173.15               --                --            --        33.96%
         Highest contract charge 0.60% Class A    $ 111.56               --                --            --        33.16%
         All contract charges                           --               42          $  6,915          1.30%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2008   Lowest contract charge 0.00% Class A         $ 129.25              --                --            --       (37.26)%
         Highest contract charge 0.60% Class A        $  83.78              --                --            --       (37.64)%
         All contract charges                               --              43          $  5,006          0.12%          --
  2007   Lowest contract charge 0.00% Class A         $ 206.02              --                --            --        15.75%
         Highest contract charge 0.60% Class A        $ 134.35              --                --            --        15.05%
         All contract charges                               --              38          $  7,370          0.37%          --
  2006   Lowest contract charge 0.00% Class A         $ 177.99              --                --            --         8.04%
         Highest contract charge 0.60% Class A        $ 116.78              --                --            --         7.40%
         All contract charges                               --              27          $  4,679            --           --
  2005   Lowest contract charge 0.00% Class A         $ 164.74              --                --            --         9.36%
         Highest contract charge 0.60% Class A        $ 108.73              --                --            --         8.71%
         All contract charges                               --              21          $  3,303            --           --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 165.73              --                --            --        34.86%
         Highest contract charge 0.90% Class B        $ 147.79              --                --            --        33.65%
         All contract charges                               --             827          $124,156          1.30%          --
  2008   Lowest contract charge 0.00% Class B         $ 122.89              --                --            --       (38.23)%
         Highest contract charge 0.90% Class B        $ 110.58              --                --            --       (38.79)%
         All contract charges                               --             907          $101,392          0.12%          --
  2007   Lowest contract charge 0.00% Class B         $ 198.96              --                --            --        15.62%
         Highest contract charge 0.90% Class B        $ 180.67              --                --            --        14.58%
         All contract charges                               --             975          $177,887          0.37%          --
  2006   Lowest contract charge 0.00% Class B         $ 172.08              --                --            --         7.78%
         Highest contract charge 0.90% Class B        $ 157.68              --                --            --         6.81%
         All contract charges                               --           1,019          $161,821            --           --
  2005   Lowest contract charge 0.00% Class B         $ 159.66              --                --            --         9.03%
         Highest contract charge 0.90% Class B        $ 147.63              --                --            --         8.05%
         All contract charges                               --           1,128          $167,214            --           --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)     $  47.81              --                --            --        19.46%
         Highest contract charge 0.90% Class A (c)    $  46.65              --                --            --        18.38%
         All contract charges                               --              36          $  1,683         11.59%          --
  2008   Lowest contract charge 0.00% Class A (c)     $  40.02              --                --            --       (56.60)%
         Highest contract charge 0.90% Class A (c)    $  39.41              --                --            --       (56.99)%
         All contract charges                               --              29          $  1,141          2.15%          --
  2007   Lowest contract charge 0.00% Class A (c)     $  92.22              --                --            --        (7.78)%
         Highest contract charge 0.90% Class A (c)    $  91.63              --                --            --        (8.37)%
         All contract charges                               --              12          $  1,140            --           --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (b)     $  55.34              --                --            --        19.14%
         Highest contract charge 0.90% Class B (c)    $  46.34              --                --            --        18.06%
         All contract charges                               --              28          $  1,434         11.59%          --
  2008   Lowest contract charge 0.00% Class B (b)     $  46.45              --                --            --       (56.70)%
         Highest contract charge 0.90% Class B (c)    $  39.25              --                --            --       (57.09)%
         All contract charges                               --              11          $    506          2.15%          --
  2007   Lowest contract charge 0.00% Class B (b)     $ 107.28              --                --            --        (5.93)%
         Highest contract charge 0.90% Class B (c)    $  91.47              --                --            --        (8.53)%
         All contract charges                               --               6          $    641            --           --
  2006   Lowest contract charge 0.00% Class B (b)     $ 114.04              --                --            --         6.83%
         Highest contract charge 0.00% Class B (b)    $ 114.04              --                --            --         6.83%
         All contract charges                               --               3          $    286          0.05%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Value Index (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.00% Class B (b)    $ 106.74              --                --            --         6.74%
         Highest contract charge 0.00% Class B (b)   $ 106.74              --                --            --         6.74%
         All contract charges                              --              --          $     16            --           --
EQ/Large Cap Value PLUS (i) (l)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A        $ 136.81              --                --            --        20.61%
         Highest contract charge 0.90% Class A       $ 108.62              --                --            --        19.53%
         All contract charges                              --           2,598          $293,883          2.35%          --
  2008   Lowest contract charge 0.00% Class A        $ 113.43              --                --            --       (43.00)%
         Highest contract charge 0.90% Class A       $  90.87              --                --            --       (43.52)%
         All contract charges                              --           3,016          $282,961          3.01%          --
  2007   Lowest contract charge 0.00% Class A        $ 199.01              --                --            --        (2.94)%
         Highest contract charge 0.90% Class A       $ 160.89              --                --            --        (3.30)%
         All contract charges                              --           3,519          $ 71,098          2.48%          --
  2006   Lowest contract charge 0.00% Class A        $ 207.97              --                --            --        21.70%
         Highest contract charge 0.60% Class A       $ 152.45              --                --            --        20.97%
         All contract charges                                             175          $ 35,192          1.69%
  2005   Lowest contract charge 0.00% Class A        $ 170.89              --                --            --         5.70%
         Highest contract charge 0.60% Class A       $ 126.02              --                --            --         5.07%
         All contract charges                              --             125          $ 20,695          1.22%          --
EQ/Large Cap Value PLUS (i) (l)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B        $ 102.48              --                --            --        20.44%
         Highest contract charge 0.90% Class B       $ 107.73              --                --            --        19.36%
         All contract charges                              --             984          $109,083          2.35%          --
  2008   Lowest contract charge 0.00% Class B        $  85.09              --                --            --       (43.33)%
         Highest contract charge 0.90% Class B       $  90.26              --                --            --       (43.84)%
         All contract charges                              --           1,081          $100,115          3.01%          --
  2007   Lowest contract charge 0.00% Class B        $ 150.15              --                --            --        (4.55)%
         Highest contract charge 0.90% Class B       $ 160.72              --                --            --        (5.41)%
         All contract charges                              --           1,181          $702,530          2.48%          --
  2006   Lowest contract charge 0.00% Class B        $ 157.30              --                --            --        21.39%
         Highest contract charge 0.90% Class B       $ 169.92              --                --            --        20.30%
         All contract charges                              --           1,592          $270,942          1.69%          --
  2005   Lowest contract charge 0.00% Class B        $ 129.59              --                --            --         5.43%
         Highest contract charge 0.90% Class B       $ 141.25              --                --            --         4.49%
         All contract charges                              --           1,522          $214,562          1.22%          --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)    $  74.98              --                --            --        18.39%
         Highest contract charge 0.90% Class A (c)   $  73.17              --                --            --        17.33%
         All contract charges                              --              16          $  1,167          1.04%          --
  2008   Lowest contract charge 0.00% Class A (c)    $  63.33              --                --            --       (36.40)%
         Highest contract charge 0.90% Class A (c)   $  62.36              --                --            --       (36.98)%
         All contract charges                              --              10          $    631          2.23%          --
  2007   Lowest contract charge 0.00% Class A (c)    $  99.57              --                --            --        (0.43)%
         Highest contract charge 0.90% Class A (c)   $  98.95              --                --            --        (1.05)%
         All contract charges                              --               4          $    371          2.77%          --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)    $  97.18              --                --            --        18.11%
         Highest contract charge 0.90% Class B (c)   $  72.68              --                --            --        17.05%
         All contract charges                              --               7          $    664          1.04%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2008   Lowest contract charge 0.00% Class B (a)    $  82.28              --                 --            --       (36.56)%
         Highest contract charge 0.90% Class B (c)   $  62.09              --                 --            --       (37.14)%
         All contract charges                              --               5            $   359          2.23%          --
  2007   Lowest contract charge 0.00% Class B (a)    $ 129.70              --                 --            --         3.48%
         Highest contract charge 0.90% Class B (c)   $  98.77              --                 --            --        (1.23)%
         All contract charges                              --               3            $   284          2.77%          --
  2006   Lowest contract charge 0.00% Class B (a)    $ 125.34              --                               --        17.21%
         Highest contract charge 0.00% Class B (a)   $ 125.34              --                 --            --        17.21%
         All contract charges                              --               1            $    79          1.43%          --
  2005   Lowest contract charge 0.00% Class B (a)    $ 106.94              --                 --            --         6.94%
         Highest contract charge 0.00% Class B (a)   $ 106.94              --                 --            --         6.94%
         All contract charges                              --              --            $     8          0.05%          --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)    $  90.68              --                 --            --        25.80%
         Highest contract charge 0.90% Class A (c)   $  88.49              --                 --            --        24.67%
         All contract charges                              --              61            $ 5,543          0.99%          --
  2008   Lowest contract charge 0.00% Class A (c)    $  72.08              --                 --            --       (30.79)%
         Highest contract charge 0.90% Class A (c)   $  70.98              --                 --            --       (31.41)%
         All contract charges                              --              40            $ 2,885          1.76%          --
  2007   Lowest contract charge 0.00% Class A (c)    $ 104.14              --                 --            --         4.14%
         Highest contract charge 0.90% Class A (c)   $ 103.48              --                 --            --         3.48%
         All contract charges                              --              11            $ 1,127          3.25%          --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)    $ 115.16              --                 --            --        25.51%
         Highest contract charge 0.90% Class B (c)   $  87.90              --                 --            --        24.40%
         All contract charges                              --              29            $ 2,856          0.99%          --
  2008   Lowest contract charge 0.00% Class B (a)    $  91.75              --                 --            --       (30.97)%
         Highest contract charge 0.90% Class B (c)   $  70.66              --                 --            --       (31.60)%
         All contract charges                              --              14            $ 1,116          1.76%          --
  2007   Lowest contract charge 0.00% Class B (a)    $ 132.91              --                 --            --        10.68%
         Highest contract charge 0.90% Class B (c)   $ 103.30              --                 --            --         3.30%
         All contract charges                              --               4            $   465          3.25%          --
  2006   Lowest contract charge 0.00% Class B (a)    $ 120.09              --                 --            --        12.69%
         Highest contract charge 0.00% Class B (a)   $ 120.09              --                 --            --        12.69%
         All contract charges                              --              --            $    23          1.70%          --
  2005   Lowest contract charge 0.00% Class B (a)    $ 106.57              --                 --            --         6.57%
         Highest contract charge 0.00% Class B (a)   $ 106.57              --                 --            --         6.57%
         All contract charges                              --              --            $     1            --           --
EQ/Mid Cap Index
----------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A        $ 162.99              --                 --            --        36.61%
         Highest contract charge 0.60% Class A       $ 116.57              --                 --            --        35.79%
         All contract charges                              --             121            $19,119          1.16%          --
  2008   Lowest contract charge 0.00% Class A        $ 119.31                                 --            --       (49.16)%
         Highest contract charge 0.60% Class A       $  85.85              --                  -                     (49.46)%
         All contract charges                              --             116            $13,496          0.91%          --
  2007   Lowest contract charge 0.00% Class A        $ 234.66              --                 --            --         8.30%
         Highest contract charge 0.60% Class A       $ 169.87              --                 --            --         7.66%
         All contract charges                              --             105            $24,003            --           --
  2006   Lowest contract charge 0.00% Class A        $ 216.67              --                 --            --        11.81%
         Highest contract charge 0.60% Class A       $ 157.79              --                 --            --        11.14%
         All contract charges                              --              95            $19,943          3.32%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Mid Cap Index (Continued)
----------------------------
  2005   Lowest contract charge 0.00% Class A      $ 193.78              --                --            --         6.63%
         Highest contract charge 0.60% Class A     $ 141.98              --                --            --         5.99%
         All contract charges                            --              71          $ 13,402          7.62%          --
EQ/Mid Cap Index
----------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 104.63              --                --            --        36.28%
         Highest contract charge 0.90% Class B     $  96.16              --                --            --        35.04%
         All contract charges                            --             662          $ 66,176          1.16%          --
  2008   Lowest contract charge 0.00% Class B      $  76.78              --                --            --       (49.29)%
         Highest contract charge 0.90% Class B     $  71.21              --                --            --       (49.74)%
         All contract charges                            --             705          $ 51,770          0.91%          --
  2007   Lowest contract charge 0.00% Class B      $ 151.40              --                --            --         8.03%
         Highest contract charge 0.90% Class B     $ 141.69              --                --            --         7.06%
         All contract charges                            --             753          $109,736            --           --
  2006   Lowest contract charge 0.00% Class B      $ 140.14              --                --            --        11.52%
         Highest contract charge 0.90% Class B     $ 132.35              --                --            --        10.52%
         All contract charges                            --             765          $103,634          3.32%          --
  2005   Lowest contract charge 0.00% Class B      $ 125.66              --                --            --         6.37%
         Highest contract charge 0.90% Class B     $ 119.75              --                --            --         5.41%
         All contract charges                            --             794          $ 96,918          7.62%          --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 173.76              --                --            --        35.75%
         Highest contract charge 0.90% Class A     $ 144.24              --                --            --        34.65%
         All contract charges                            --           1,425          $218,981          1.70%          --
  2008   Lowest contract charge 0.00% Class A      $ 128.00              --                --            --       (39.07)%
         Highest contract charge 0.60% Class A     $  92.94              --                --            --       (39.44)%
         All contract charges                            --             129          $ 15,856          1.43%          --
  2007   Lowest contract charge 0.00% Class A      $ 210.08              --                --            --        (1.27)%
         Highest contract charge 0.60% Class A     $ 153.47              --                --            --        (1.86)%
         All contract charges                            --             133          $ 26,773          1.02%          --
  2006   Lowest contract charge 0.00% Class A      $ 212.78              --                --            --        12.76%
         Highest contract charge 0.60% Class A     $ 156.38              --                --            --        12.09%
         All contract charges                            --             118          $ 24,183          0.33%          --
  2005   Lowest contract charge 0.00% Class A      $ 188.70              --                --            --        11.60%
         Highest contract charge 0.60% Class A     $ 139.52              --                --            --        10.93%
         All contract charges                            --              90          $ 16,524          4.79%          --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 161.72              --                --            --        35.85%
         Highest contract charge 0.90% Class B     $ 113.72              --                --            --        34.66%
         All contract charges                            --              42          $  6,722          1.70%          --
  2008   Lowest contract charge 0.00% Class B      $ 119.04              --                --            --       (39.56)%
         Highest contract charge 0.90% Class B     $ 107.12              --                --            --       (40.11)%
         All contract charges                            --           1,023          $114,073          1.43%          --
  2007   Lowest contract charge 0.00% Class B      $ 196.96              --                --            --        (1.60)%
         Highest contract charge 0.90% Class B     $ 178.86              --                --            --        (2.49)%
         All contract charges                            --           1,200          $222,789          1.02%          --
  2006   Lowest contract charge 0.00% Class B      $ 200.16              --                --            --        12.48%
         Highest contract charge 0.90% Class B     $ 183.42              --                --            --        11.47%
         All contract charges                            --           1,351          $256,266          0.33%          --
  2005   Lowest contract charge 0.00% Class B      $ 177.95              --                --            --        11.32%
         Highest contract charge 0.90% Class B     $ 164.54              --                --            --        10.32%
         All contract charges                            --           1,444          $244,882          4.79%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 171.91              --                --            --         0.29%
         Highest contract charge 0.90% Class A         $ 159.18              --                --            --        (0.61)%
         All contract charges                                --           1,610          $301,222          0.20%          --
  2008   Lowest contract charge 0.00% Class A          $ 171.41              --                --            --         2.36%
         Highest contract charge 0.90% Class A         $ 160.16              --                --            --         1.44%
         All contract charges                                --           2,010          $402,756          2.30%          --
  2007   Lowest contract charge 0.00% Class A          $ 167.45              --                --            --         4.98%
         Highest contract charge 0.90% Class A         $ 157.88              --                --            --         4.03%
         All contract charges                                --           1,984          $391,569          4.81%          --
  2006   Lowest contract charge 0.00% Class A          $ 159.51              --                --            --         4.73%
         Highest contract charge 0.90% Class A         $ 151.77              --                --            --         3.79%
         All contract charges                                --           1,534          $296,025          4.67%          --
  2005   Lowest contract charge 0.00% Class A          $ 152.31              --                --            --         2.88%
         Highest contract charge 0.90% Class A         $ 146.23              --                --            --         1.96%
         All contract charges                                --           1,265          $242,248          2.82%          --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 131.48              --                --            --        (0.01)%
         Highest contract charge 0.90% Class B         $ 124.60              --                --            --        (0.90)%
         All contract charges                                --             646          $ 84,115          0.20%          --
  2008   Lowest contract charge 0.00% Class B          $ 131.49              --                --            --         2.11%
         Highest contract charge 0.90% Class B         $ 125.74              --                --            --         1.19%
         All contract charges                                --             525          $ 68,250          2.30%          --
  2007   Lowest contract charge 0.00% Class B          $ 128.77              --                --            --         4.71%
         Highest contract charge 0.90% Class B         $ 124.26              --                --            --         3.77%
         All contract charges                                --             444          $ 55,923          4.81%          --
  2006   Lowest contract charge 0.00% Class B          $ 122.98              --                --            --         4.48%
         Highest contract charge 0.90% Class B         $ 119.75              --                --            --         3.55%
         All contract charges                                --             458          $ 56,595          4.67%          --
  2005   Lowest contract charge 0.00% Class B          $ 117.70              --                --            --         2.62%
         Highest contract charge 0.90% Class B         $ 115.65              --                --            --         1.70%
         All contract charges                                --             484          $ 56,793          2.82%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)      $ 102.38              --                --            --        30.07%
         Highest contract charge 0.90% Class A (c)     $  99.91              --                --            --        28.90%
         All contract charges                                --              99          $  9,929          0.63%          --
  2008   Lowest contract charge 0.00% Class A (c)      $  78.71              --                --            --       (32.74)%
         Highest contract charge 0.90% Class A (c)     $  77.51              --                --            --       (33.34)%
         All contract charges                                --              76          $  5,897          0.43%          --
  2007   Lowest contract charge 0.00% Class A (c)      $ 117.02              --                --            --        17.02%
         Highest contract charge 0.90% Class A (c)     $ 116.28              --                --            --        16.28%
         All contract charges                                --              29          $  3,428          1.15%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 125.64              --                --            --        29.74%
         Highest contract charge 0.90% Class B (c)     $  99.25              --                --            --        28.57%
         All contract charges                                --              75          $  8,378          0.63%          --
  2008   Lowest contract charge 0.00% Class B          $  96.84              --                --            --       (32.89)%
         Highest contract charge 0.90% Class B (c)     $  77.20              --                --            --       (33.49)%
         All contract charges                                --              49          $  4,194          0.43%          --
  2007   Lowest contract charge 0.00% Class B          $ 144.30              --                --            --        20.81%
         Highest contract charge 0.90% Class B (c)     $ 116.08              --                --            --        (2.81)%
         All contract charges                                --              13          $  1,734          1.15%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/Montag and Caldwell Growth (Continued)
-----------------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 119.44             --                 --            --         7.95%
         Highest contract charge 0.00% Class B         $ 119.44             --                 --            --         7.95%
         All contract charges                                --              4           $    472          0.26%          --
  2005   Lowest contract charge 0.00% Class B          $ 110.64             --                 --            --         5.40%
         Highest contract charge 0.00% Class B         $ 110.64             --                 --            --         5.40%
         All contract charges                                --              2           $    179          0.46%          --
EQ/Pimco Ultra Short Bond
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (x)      $ 112.94             --                 --            --         8.11%
         Highest contract charge 0.90% Class A (x)     $ 110.22             --                 --            --         7.14%
         All contract charges                                --            319           $ 35,575          0.62%          --
EQ/Pimco Ultra Short Bond
-------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)      $ 116.26             --                 --            --         8.01%
         Highest contract charge 0.90% Class B (c)     $ 110.12             --                 --            --         7.04%
         All contract charges                                --            171           $ 19,397          0.62%          --
  2008   Lowest contract charge 0.00% Class B (a)      $ 107.64             --                 --            --        (4.05)%
         Highest contract charge 0.90% Class B (c)     $ 102.88             --                 --            --        (4.91)%
         All contract charges                                --            293           $ 30,513          3.91%          --
  2007   Lowest contract charge 0.00% Class B (a)      $ 112.18             --                 --            --        11.48%
         Highest contract charge 0.90% Class B (c)     $ 108.19             --                 --            --         8.19%
         All contract charges                                --             51           $  5,615          7.67%          --
  2006   Lowest contract charge 0.00% Class B (a)      $ 100.63             --                 --            --         0.39%
         Highest contract charge 0.00% Class B (a)     $ 100.63             --                 --            --         0.39%
         All contract charges                                --              3           $    312          7.36%          --
  2005   Lowest contract charge 0.00% Class B (a)      $ 100.24             --                 --            --         0.24%
         Highest contract charge 0.00% Class B (a)     $ 100.24             --                 --            --         0.24%
         All contract charges                                --             --           $     19          0.84%          --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A          $ 224.15             --                 --            --         6.28%
         Highest contract charge 0.90% Class A         $ 182.56             --                 --            --         5.33%
         All contract charges                                --            417           $ 84,236          3.02%          --
  2008   Lowest contract charge 0.00% Class A          $ 210.91             --                 --            --        (6.33)%
         Highest contract charge 0.90% Class A         $ 173.33             --                 --            --        (7.17)%
         All contract charges                                --            486           $ 93,036          5.68%          --
  2007   Lowest contract charge 0.00% Class A          $ 225.16             --                 --            --         4.80%
         Highest contract charge 0.90% Class A         $ 186.72             --                 --            --         3.85%
         All contract charges                                --            495           $101,225          5.08%          --
  2006   Lowest contract charge 0.00% Class A          $ 214.84             --                 --            --         4.09%
         Highest contract charge 0.90% Class A         $ 179.79             --                 --            --         3.16%
         All contract charges                                --            520           $101,691          4.03%          --
  2005   Lowest contract charge 0.00% Class A          $ 206.40             --                 --            --         2.25%
         Highest contract charge 0.90% Class A         $ 174.29             --                 --            --         1.34%
         All contract charges                                --            564           $106,367          3.88%          --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 151.95             --                 --            --         6.06%
         Highest contract charge 0.90% Class B         $ 139.83             --                 --            --         5.11%
         All contract charges                                --            198           $ 28,433          3.02%          --
  2008   Lowest contract charge 0.00% Class B          $ 143.26             --                 --            --        (6.55)%
         Highest contract charge 0.90% Class B         $ 133.03             --                 --            --        (7.39)%
         All contract charges                                --            194           $ 26,200          5.68%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/Quality Bond PLUS (Continued)
--------------------------------
  2007   Lowest contract charge 0.00% Class B         $ 153.30             --                 --            --          4.54%
         Highest contract charge 0.90% Class B        $ 143.64             --                 --            --          3.59%
         All contract charges                               --            210            $30,448          5.08%           --
  2006   Lowest contract charge 0.00% Class B         $ 146.64             --                 --            --          3.82%
         Highest contract charge 0.90% Class B        $ 138.66             --                 --            --          2.89%
         All contract charges                               --            226            $31,598          4.03%           --
  2005   Lowest contract charge 0.00% Class B         $ 141.24             --                 --            --          2.00%
         Highest contract charge 0.90% Class B        $ 134.77             --                 --            --          1.08%
         All contract charges                               --            235            $31,831          3.88%           --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A         $ 194.78             --                 --            --         26.44%
         Highest contract charge 0.90% Class A        $ 161.25             --                 --            --         25.30%
         All contract charges                               --            210            $36,171          1.63%           --
  2008   Lowest contract charge 0.00% Class A         $ 154.05             --                 --            --        (33.96)%
         Highest contract charge 0.90% Class A        $ 128.69             --                 --            --        (34.56)%
         All contract charges                               --            207            $29,618          1.04%           --
  2007   Lowest contract charge 0.00% Class A         $ 233.27             --                 --            --         (1.60)%
         Highest contract charge 0.90% Class A        $ 196.66             --                 --            --         (2.48)%
         All contract charges                               --            194            $39,848          1.55%           --
  2006   Lowest contract charge 0.00% Class A         $ 237.06             --                 --            --         18.01%
         Highest contract charge 0.90% Class A        $ 201.67             --                 --            --         16.94%
         All contract charges                               --            176            $36,575          1.59%           --
  2005   Lowest contract charge 0.00% Class A         $ 200.89             --                 --            --          4.52%
         Highest contract charge 0.90% Class A        $ 172.45             --                 --            --          3.44%
         All contract charges                               --            136            $24,510          1.43%           --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 142.12             --                 --            --         26.13%
         Highest contract charge 0.90% Class B        $ 141.64             --                 --            --         24.99%
         All contract charges                               --             68            $ 9,831          1.63%           --
  2008   Lowest contract charge 0.00% Class B         $ 112.68                                --            --        (34.13)%
         Highest contract charge 0.90% Class B        $ 113.32             --                  -                      (34.72)%
         All contract charges                               --             71            $ 7,188          1.04%           --
  2007   Lowest contract charge 0.00% Class B         $ 171.06             --                 --            --         (1.83)%
         Highest contract charge 0.90% Class B        $ 173.60             --                 --            --         (2.72)%
         All contract charges                               --             71            $13,008          1.55%           --
  2006   Lowest contract charge 0.00% Class B         $ 174.25             --                 --            --         17.71%
         Highest contract charge 0.90% Class B        $ 178.45             --                 --            --         16.65%
         All contract charges                               --             61            $11,500          1.59%           --
  2005   Lowest contract charge 0.00% Class B         $ 148.03             --                 --            --          4.25%
         Highest contract charge 0.90% Class B        $ 152.98             --                 --            --          3.32%
         All contract charges                               --             49            $ 7,521          1.43%           --
EQ/T. Rowe Price Growth Stock (g)
---------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A (d)     $  83.60             --                 --            --         43.13%
         Highest contract charge 0.60% Class A (d)    $  82.17             --                 --            --         42.26%
         All contract charges                               --             12            $   958            --            --
  2008   Lowest contract charge 0.00% Class A (d)     $  58.41             --                 --            --        (42.06)%
         Highest contract charge 0.60% Class A (d)    $  57.76             --                 --            --        (42.41)%
         All contract charges                               --             12            $   696            --            --
  2007   Lowest contract charge 0.00% Class A (d)     $ 100.81             --                 --            --          0.81%
         Highest contract charge 0.60% Class A (d)    $ 100.29             --                 --            --          0.29%
         All contract charges                               --             11            $ 1,100          0.17%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/T. Rowe Price Growth Stock (g)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $  98.42              --                 --            --        42.64%
         Highest contract charge 0.90% Class B (d)    $  80.94              --                 --            --        41.35%
         All contract charges                               --             386            $32,264            --           --
  2008   Lowest contract charge 0.00% Class B         $  69.00              --                 --            --       (42.21)%
         Highest contract charge 0.90% Class B (d)    $  57.26              --                 --            --       (42.73)%
         All contract charges                               --             313            $18,276            --           --
  2007   Lowest contract charge 0.00% Class B         $ 119.39              --                 --            --         7.23%
         Highest contract charge 0.90% Class B (d)    $  99.98              --                 --            --        (0.02)%
         All contract charges                               --             309            $31,316          0.17%          --
  2006   Lowest contract charge 0.00% Class B         $ 111.34              --                 --            --        (4.01)%
         Highest contract charge 0.00% Class B        $ 111.34              --                 --            --        (4.01)%
         All contract charges                               --               6            $   661            --           --
  2005   Lowest contract charge 0.00% Class B         $ 116.00              --                 --            --         3.99%
         Highest contract charge 0.00% Class B        $ 116.00              --                 --            --         3.99%
         All contract charges                               --               3            $   335            --           --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 109.54              --                 --            --        32.44%
         Highest contract charge 0.90% Class B (c)    $  74.36              --                 --            --        31.24%
         All contract charges                               --              55            $ 4,761          0.87%          --
  2008   Lowest contract charge 0.00% Class B         $  82.71              --                 --            --       (40.03)%
         Highest contract charge 0.90% Class B (c)    $  56.66              --                 --            --       (40.57)%
         All contract charges                               --              51            $ 3,313          1.38%          --
  2007   Lowest contract charge 0.00% Class B         $ 137.92              --                 --            --         1.17%
         Highest contract charge 0.90% Class B (c)    $  95.34              --                 --            --        (4.66)%
         All contract charges                               --              41            $ 4,500          1.33%          --
  2006   Lowest contract charge 0.00% Class B         $ 136.33              --                 --            --        14.15%
         Highest contract charge 0.00% Class B        $ 136.33              --                 --            --        14.15%
         All contract charges                               --               7            $   964          0.95%          --
  2005   Lowest contract charge 0.00% Class B         $ 119.43              --                 --            --         9.00%
         Highest contract charge 0.00% Class B        $ 119.43              --                 --            --         9.00%
         All contract charges                               --               5            $   545          1.23%          --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)     $  75.22              --                 --            --        28.74%
         Highest contract charge 0.90% Class A (c)    $  73.41              --                 --            --        27.58%
         All contract charges                               --              17            $ 1,278          1.72%          --
  2008   Lowest contract charge 0.00% Class A (c)     $  58.43              --                 --            --       (36.78)%
         Highest contract charge 0.90% Class A (c)    $  57.54              --                 --            --       (37.35)%
         All contract charges                               --              19            $   998          2.77%          --
  2007   Lowest contract charge 0.00% Class A (c)     $  92.43              --                 --            --        (7.57)%
         Highest contract charge 0.90% Class A (c)    $  91.85               8            $   650          3.69%       (8.15)%
         All contract charges                               --                                                            --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)     $  96.28              --                 --            --        28.41%
         Highest contract charge 0.90% Class B (c)    $  72.90              --                 --            --        27.26%
         All contract charges                               --              14            $ 1,258          1.72%          --
  2008   Lowest contract charge 0.00% Class B (a)     $  74.98              --                 --            --       (36.94)%
         Highest contract charge 0.90% Class B (c)    $  57.29              --                 --            --       (37.52)%
         All contract charges                               --               9            $   597          2.77%          --
  2007   Lowest contract charge 0.00% Class B (a)     $ 118.91              --                 --            --        (2.50)%
         Highest contract charge 0.90% Class B (c)    $  91.69              --                 --            --        (8.31)%
         All contract charges                               --               5            $   526          3.69%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2006   Lowest contract charge 0.00% Class B (a)     $ 121.96             --                 --            --         15.90%
         Highest contract charge 0.00% Class B (a)    $ 121.96             --                 --            --         15.90%
         All contract charges                               --              1            $   104          3.50%           --
  2005   Lowest contract charge 0.00% Class B (a)     $ 105.23             --                 --            --          5.23%
         Highest contract charge 0.00% Class B (a)    $ 105.23             --                 --            --          5.23%
         All contract charges                               --             --            $17,122          0.76%           --
EQ/Van Kampen Mid Cap Growth (j)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A (c)     $  94.99             --                 --            --         57.44%
         Highest contract charge 0.90% Class A (c)    $  92.69             --                 --            --         56.05%
         All contract charges                               --            258            $24,203            --            --
  2008   Lowest contract charge 0.00% Class A (c)     $  60.33             --                 --            --        (47.19)%
         Highest contract charge 0.90% Class A (c)    $  59.40             --                 --            --        (47.67)%
         All contract charges                               --            164            $ 9,796            --            --
  2007   Lowest contract charge 0.00% Class A (c)     $ 114.23             --                 --            --         14.23%
         Highest contract charge 0.90% Class A (c)    $ 113.51             --                 --            --         13.51%
         All contract charges                               --            110            $12,578          1.39%           --
EQ/Van Kampen Mid Cap Growth (j)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B (a)     $ 138.16             --                 --            --         57.07%
         Highest contract charge 0.90% Class B (c)    $  92.07             --                 --            --         55.65%
         All contract charges                               --             89            $ 9,414            --            --
  2008   Lowest contract charge 0.00% Class B (a)     $  87.96             --                 --            --        (47.32)%
         Highest contract charge 0.90% Class B (c)    $  59.15             --                 --            --        (47.80)%
         All contract charges                               --             58            $ 3,842            --            --
  2007   Lowest contract charge 0.00% Class B (a)     $ 166.98             --                 --            --         22.41%
         Highest contract charge 0.90% Class B (c)    $ 113.31             --                 --            --         13.31%
         All contract charges                               --             28            $ 3,449          1.39%           --
  2006   Lowest contract charge 0.00% Class B (a)     $ 136.41             --                 --            --          9.26%
         Highest contract charge 0.00% Class B (a)    $ 136.41             --                 --            --          9.26%
         All contract charges                               --              1            $    90          0.59%           --
  2005   Lowest contract charge 0.00% Class B (a)     $ 124.85             --                 --            --         24.85%
         Highest contract charge 0.00% Class B (a)    $ 124.85             --                 --            --         24.85%
         All contract charges                               --             --            $     7            --            --
Fidelity(R) Money Market
-------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B (w)     $ 100.18             --                 --            --          0.17%
         Highest contract charge 0.00% Class B (w)    $ 100.18             --                 --            --          0.17%
         All contract charges                               --            141            $14,014          0.08%           --
Fidelity(R) VIP Asset Manager: Growth
-------------------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B         $ 139.68             --                 --            --         32.41%
         Highest contract charge 0.00% Class B        $ 139.68             --                 --            --         32.41%
         All contract charges                               --             44            $ 6,144          1.42%           --
  2008   Lowest contract charge 0.00% Class B         $ 105.49             --                 --            --        (35.94)%
         Highest contract charge 0.00% Class B        $ 105.49             --                 --            --        (35.94)%
         All contract charges                               --             42            $ 4,470          1.89%           --
  2007   Lowest contract charge 0.00% Class B         $ 164.68             --                 --            --         18.60%
         Highest contract charge 0.00% Class B        $ 164.68             --                 --            --         18.60%
         All contract charges                               --             29            $ 4,820          3.86%           --
  2006   Lowest contract charge 0.00% Class B         $ 138.85             --                 --            --          6.72%
         Highest contract charge 0.00% Class B        $ 138.85             --                 --            --          6.72%
         All contract charges                               --             21            $ 2,924          1.86%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                      Unit             Units         Net Assets     Investment        Total
                                                   Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                  ------------ -------------------- ------------ ---------------- -------------
Fidelity(R) VIP Asset Manager: Growth (Continued)
-------------------------------------------------
  2005   Lowest contract charge 0.00% Class B      $ 130.10             --                 --            --         3.56%
         Highest contract charge 0.00% Class B     $ 130.10             --                 --            --         3.56%
         All contract charges                            --             18            $ 2,324          1.82%          --
Fidelity(R) VIP Contrafund
--------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 173.17             --                 --            --        35.47%
         Highest contract charge 0.00% Class B     $ 173.17             --                 --            --        35.47%
         All contract charges                            --            225            $38,820          1.29%          --
  2008   Lowest contract charge 0.00% Class B      $ 127.83             --                 --            --       (42.69)%
         Highest contract charge 0.00% Class B     $ 127.83             --                 --            --       (42.69)%
         All contract charges                            --            205            $26,164          0.81%          --
  2007   Lowest contract charge 0.00% Class B      $ 223.05             --                 --            --        17.30%
         Highest contract charge 0.00% Class B     $ 223.05             --                 --            --        17.30%
         All contract charges                            --            209            $46,555          1.94%          --
  2006   Lowest contract charge 0.00% Class B      $ 190.15             --                 --            --        11.43%
         Highest contract charge 0.00% Class B     $ 190.15             --                 --            --        11.43%
         All contract charges                            --            194            $36,939          1.03%          --
  2005   Lowest contract charge 0.00% Class B      $ 170.65             --                 --            --        16.65%
         Highest contract charge 0.00% Class B     $ 170.65             --                 --            --        16.65%
         All contract charges                            --            173            $29,536          0.08%          --
Fidelity(R) VIP Equity-Income
-----------------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 137.73             --                 --            --        29.89%
         Highest contract charge 0.00% Class B     $ 137.73             --                 --            --        29.89%
         All contract charges                            --             39            $ 5,368          2.03%          --
  2008   Lowest contract charge 0.00% Class B      $ 106.04             --                 --            --       (42.81)%
         Highest contract charge 0.00% Class B     $ 106.04             --                 --            --       (42.81)%
         All contract charges                            --             43            $ 4,513          2.34%          --
  2007   Lowest contract charge 0.00% Class B      $ 185.43             --                 --            --         1.27%
         Highest contract charge 0.00% Class B     $ 185.43             --                 --            --         1.27%
         All contract charges                            --             50            $ 9,359          1.64%          --
  2006   Lowest contract charge 0.00% Class B      $ 183.10             --                 --            --        19.93%
         Highest contract charge 0.00% Class B     $ 183.10             --                 --            --        19.93%
         All contract charges                            --             55            $10,114          5.07%          --
  2005   Lowest contract charge 0.00% Class B      $ 152.67             --                 --            --         5.57%
         Highest contract charge 0.00% Class B     $ 152.67             --                 --            --         5.57%
         All contract charges                            --             39            $ 5,955          1.98%          --
Fidelity(R) VIP Growth & Income
-------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 124.07             --                 --            --        27.01%
         Highest contract charge 0.00% Class B     $ 124.07             --                 --            --        27.01%
         All contract charges                            --             39            $ 4,742          0.90%          --
  2008   Lowest contract charge 0.00% Class B      $  97.68             --                 --            --       (41.90)%
         Highest contract charge 0.00% Class B     $  97.68             --                 --            --       (41.90)%
         All contract charges                            --             30            $ 2,927          1.14%          --
  2007   Lowest contract charge 0.00% Class B      $ 168.11             --                 --            --        11.86%
         Highest contract charge 0.00% Class B     $ 168.11             --                 --            --        11.86%
         All contract charges                            --             26            $ 4,306          4.78%          --
  2006   Lowest contract charge 0.00% Class B      $ 150.29             --                 --            --        12.86%
         Highest contract charge 0.00% Class B     $ 150.29             --                 --            --        12.86%
         All contract charges                            --             23            $ 3,488          1.12%          --
  2005   Lowest contract charge 0.00% Class B      $ 133.17             --                 --            --         7.40%
         Highest contract charge 0.00% Class B     $ 133.17             --                 --            --         7.40%
         All contract charges                            --             21            $ 2,761          1.21%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Fidelity(R) VIP High Income
---------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 156.41             --                 --            --        43.47%
         Highest contract charge 0.00% Class B     $ 156.41             --                 --            --        43.47%
         All contract charges                            --            114            $17,838         10.51%          --
  2008   Lowest contract charge 0.00% Class B      $ 109.02             --                 --            --       (25.14)%
         Highest contract charge 0.00% Class B     $ 109.02             --                 --            --       (25.14)%
         All contract charges                            --             60            $ 6,563         10.39%          --
  2007   Lowest contract charge 0.00% Class B      $ 145.64             --                 --            --         2.54%
         Highest contract charge 0.00% Class B     $ 145.64             --                 --            --         2.54%
         All contract charges                            --             66            $ 9,673          9.22%          --
  2006   Lowest contract charge 0.00% Class B      $ 142.03             --                 --            --        11.02%
         Highest contract charge 0.00% Class B     $ 142.03             --                 --            --        11.02%
         All contract charges                            --             61            $ 8,621         10.89%          --
  2005   Lowest contract charge 0.00% Class B      $ 127.93             --                 --            --         2.31%
         Highest contract charge 0.00% Class B     $ 127.93             --                 --            --         2.31%
         All contract charges                            --             25            $ 3,225         14.56%          --
Fidelity(R) VIP Investment Grade Bond
-------------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 131.38             --                 --            --        15.47%
         Highest contract charge 0.00% Class B     $ 131.38             --                 --            --        15.47%
         All contract charges                            --            154            $19,978          8.38%          --
  2008   Lowest contract charge 0.00% Class B      $ 113.78             --                 --            --        (3.46)%
         Highest contract charge 0.00% Class B     $ 113.78             --                 --            --        (3.46)%
         All contract charges                            --             73            $ 8,340          3.86%          --
  2007   Lowest contract charge 0.00% Class B      $ 117.86             --                 --            --         4.08%
         Highest contract charge 0.00% Class B     $ 117.86             --                 --            --         4.08%
         All contract charges                            --             84            $ 9,953          3.52%          --
  2006   Lowest contract charge 0.00% Class B      $ 113.24             --                 --            --         4.14%
         Highest contract charge 0.00% Class B     $ 113.24             --                 --            --         4.14%
         All contract charges                            --             74            $ 8,360          4.58%          --
  2005   Lowest contract charge 0.00% Class B      $ 108.74             --                 --            --         1.89%
         Highest contract charge 0.00% Class B     $ 108.74             --                 --            --         1.89%
         All contract charges                            --             56            $ 6,087          3.51%          --
Fidelity(R) VIP Mid Cap
-----------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 231.74             --                 --            --        39.76%
         Highest contract charge 0.00% Class B     $ 231.74             --                 --            --        39.76%
         All contract charges                            --            137            $31,690          0.48%          --
  2008   Lowest contract charge 0.00% Class B      $ 165.82             --                 --            --       (39.61)%
         Highest contract charge 0.00% Class B     $ 165.82             --                 --            --       (39.61)%
         All contract charges                            --            134            $22,273          0.24%          --
  2007   Lowest contract charge 0.00% Class B      $ 274.57             --                 --            --        15.34%
         Highest contract charge 0.00% Class B     $ 274.57             --                 --            --        15.34%
         All contract charges                            --            147            $40,381          8.68%          --
  2006   Lowest contract charge 0.00% Class B      $ 238.06             --                 --            --        12.40%
         Highest contract charge 0.00% Class B     $ 238.06             --                 --            --        12.40%
         All contract charges                            --            138            $32,948          1.13%          --
  2005   Lowest contract charge 0.00% Class B      $ 211.79             --                 --            --        18.02%
         Highest contract charge 0.00% Class B     $ 211.79             --                 --            --        18.02%
         All contract charges                            --            125            $26,506            --           --
Fidelity(R) VIP Value
---------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B      $ 132.79             --                 --            --        42.11%
         Highest contract charge 0.00% Class B     $ 132.79             --                 --            --        42.11%
         All contract charges                            --             41            $ 5,439          0.77%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Fidelity(R) VIP Value (Continued)
---------------------------------
  2008   Lowest contract charge 0.00% Class B     $  93.44               --                --            --       (46.60)%
         Highest contract charge 0.00% Class B    $  93.44               --                --            --       (46.60)%
         All contract charges                           --               32          $  2,965          0.61%          --
  2007   Lowest contract charge 0.00% Class B     $ 174.99               --                --            --         1.86%
         Highest contract charge 0.00% Class B    $ 174.99               --                --            --         1.86%
         All contract charges                           --               40          $  6,930          4.26%          --
  2006   Lowest contract charge 0.00% Class B     $ 171.80               --                --            --        14.41%
         Highest contract charge 0.00% Class B    $ 171.80               --                --            --        14.41%
         All contract charges                           --               25          $  4,323          0.88%          --
  2005   Lowest contract charge 0.00% Class B     $ 150.16               --                --            --         5.84%
         Highest contract charge 0.00% Class B    $ 150.16               --                --            --         5.84%
         All contract charges                           --               20          $  3,017          0.42%          --
Fidelity(R) VIP Value Strategies
--------------------------------
         Unit Value 0.00% to 0.00%*
  2009   Lowest contract charge 0.00% Class B     $ 168.44               --                --            --        57.15%
         Highest contract charge 0.00% Class B    $ 168.44               --                --            --        57.15%
         All contract charges                           --               35          $  5,964          0.42%          --
  2008   Lowest contract charge 0.00% Class B     $ 107.18               --                --            --       (51.28)%
         Highest contract charge 0.00% Class B    $ 107.18               --                --            --       (51.28)%
         All contract charges                           --               25          $  2,697          0.48%          --
  2007   Lowest contract charge 0.00% Class B     $ 220.01               --                --            --         5.44%
         Highest contract charge 0.00% Class B    $ 220.01               --                --            --         5.44%
         All contract charges                           --               38          $  8,359          6.13%          --
  2006   Lowest contract charge 0.00% Class B     $ 208.66               --                --            --        16.01%
         Highest contract charge 0.00% Class B    $ 208.66               --                --            --        16.01%
         All contract charges                           --               20          $  4,109          2.31%          --
  2005   Lowest contract charge 0.00% Class B     $ 179.87               --                --            --         2.43%
         Highest contract charge 0.00% Class B    $ 179.87               --                --            --         2.43%
         All contract charges                           --               18          $  3,269          0.09%          --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A     $ 145.11               --                --            --        37.61%
         Highest contract charge 0.90% Class A    $ 153.66               --                --            --        36.37%
         All contract charges                           --              901          $331,262          0.39%          --
  2008   Lowest contract charge 0.00% Class A     $ 105.45               --                --            --       (46.54)%
         Highest contract charge 0.90% Class A    $ 112.68               --                --            --       (47.02)%
         All contract charges                           --              870          $249,801          0.50%          --
  2007   Lowest contract charge 0.00% Class A     $ 197.25               --                --            --        11.66%
         Highest contract charge 0.90% Class A    $ 212.70               --                --            --        10.65%
         All contract charges                           --              950          $516,296          0.10%          --
  2006   Lowest contract charge 0.00% Class A     $ 176.65               --                --            --         5.37%
         Highest contract charge 0.90% Class A    $ 192.22               --                --            --         4.43%
         All contract charges                           --            1,040          $506,530          0.17%          --
  2005   Lowest contract charge 0.00% Class A     $ 167.64               --                --            --         8.47%
         Highest contract charge 0.90% Class A    $ 184.07               --                --            --         7.50%
         All contract charges                           --            1,126          $524,189            --           --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B     $  74.30               --                --            --        37.27%
         Highest contract charge 0.90% Class B    $  67.61               --                --            --        36.04%
         All contract charges                           --              261          $ 18,387          0.39%          --
  2008   Lowest contract charge 0.00% Class B     $  54.13               --                --            --       (46.68)%
         Highest contract charge 0.90% Class B    $  49.70               --                --            --       (47.16)%
         All contract charges                           --              178          $  9,141          0.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Aggressive Equity (Continued)
------------------------------------------
  2007   Lowest contract charge 0.00% Class B      $ 101.51             --                 --            --         11.38%
         Highest contract charge 0.90% Class B     $  94.06             --                 --            --         10.39%
         All contract charges                            --            186            $17,789          0.10%           --
  2006   Lowest contract charge 0.00% Class B      $  91.14             --                 --            --          5.11%
         Highest contract charge 0.90% Class B     $  85.21             --                 --            --          4.17%
         All contract charges                            --            189            $16,561          0.17%           --
  2005   Lowest contract charge 0.00% Class B      $  86.70             --                 --            --          8.17%
         Highest contract charge 0.90% Class B     $  81.80             --                 --            --          7.23%
         All contract charges                            --            198            $16,583            --            --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 140.21             --                 --            --          8.58%
         Highest contract charge 0.60% Class A     $ 140.92             --                 --            --          7.93%
         All contract charges                            --            184            $24,878          3.64%           --
  2008   Lowest contract charge 0.00% Class A      $ 129.13             --                 --            --          2.72%
         Highest contract charge 0.60% Class A     $ 130.57             --                 --            --          2.11%
         All contract charges                            --            162            $20,806          4.96%           --
  2007   Lowest contract charge 0.00% Class A      $ 125.71             --                 --            --          6.53%
         Highest contract charge 0.60% Class A     $ 127.87             --                 --            --          5.89%
         All contract charges                            --            157            $19,585          4.20%           --
  2006   Lowest contract charge 0.00% Class A      $ 118.00             --                 --            --          4.03%
         Highest contract charge 0.60% Class A     $ 120.76             --                 --            --          3.40%
         All contract charges                            --            136            $15,997          4.16%           --
  2005   Lowest contract charge 0.00% Class A      $ 113.43             --                 --            --          2.00%
         Highest contract charge 0.60% Class A     $ 116.79             --                 --            --          1.39%
         All contract charges                            --            101            $11,470          3.52%           --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 145.18             --                 --            --          8.32%
         Highest contract charge 0.90% Class B     $ 135.05             --                 --            --          7.33%
         All contract charges                            --            582            $81,363          3.64%           --
  2008   Lowest contract charge 0.00% Class B      $ 134.03             --                 --            --          2.46%
         Highest contract charge 0.90% Class B     $ 125.82             --                 --            --          1.55%
         All contract charges                            --            479            $62,184          4.96%           --
  2007   Lowest contract charge 0.00% Class B      $ 130.81             --                 --            --          6.26%
         Highest contract charge 0.90% Class B     $ 123.90             --                 --            --          5.29%
         All contract charges                            --            459            $58,320          4.20%           --
  2006   Lowest contract charge 0.00% Class B      $ 123.10             --                 --            --          3.77%
         Highest contract charge 0.90% Class B     $ 117.67             --                 --            --          2.84%
         All contract charges                            --            482            $57,882          4.16%           --
  2005   Lowest contract charge 0.00% Class B      $ 118.63             --                 --            --          1.75%
         Highest contract charge 0.90% Class B     $ 114.42             --                 --            --          0.83%
         All contract charges                            --            457            $53,081          3.52%           --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 191.99             --                 --            --         30.24%
         Highest contract charge 0.60% Class A     $ 138.13             --                 --            --         29.45%
         All contract charges                            --             76            $14,392          1.68%           --
  2008   Lowest contract charge 0.00% Class A      $ 147.41             --                 --            --        (47.10)%
         Highest contract charge 0.60% Class A     $ 106.70             --                 --            --        (47.42)%
         All contract charges                            --             76            $11,041          1.63%           --
  2007   Lowest contract charge 0.00% Class A      $ 278.66             --                 --            --         12.71%
         Highest contract charge 0.60% Class A     $ 202.92             --                 --            --         12.04%
         All contract charges                            --             71            $19,542          0.78%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager International Equity (Continued)
---------------------------------------------
  2006   Lowest contract charge 0.00% Class A      $ 247.23             --                 --            --         25.63%
         Highest contract charge 0.60% Class A     $ 181.12             --                 --            --         24.88%
         All contract charges                            --             60            $14,457          2.37%           --
  2005   Lowest contract charge 0.00% Class A      $ 196.79             --                 --            --         15.73%
         Highest contract charge 0.60% Class A     $ 145.04             --                 --            --         15.04%
         All contract charges                            --             40            $ 7,871          4.18%           --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 181.13             --                 --            --         29.92%
         Highest contract charge 0.90% Class B     $ 130.00             --                 --            --         28.75%
         All contract charges                            --            294            $40,174          1.68%           --
  2008   Lowest contract charge 0.00% Class B      $ 139.42             --                 --            --        (47.23)%
         Highest contract charge 0.90% Class B     $ 100.97             --                 --            --        (47.71)%
         All contract charges                            --            313            $32,917          1.63%           --
  2007   Lowest contract charge 0.00% Class B      $ 264.21             --                 --            --         12.43%
         Highest contract charge 0.90% Class B     $ 193.09             --                 --            --         11.41%
         All contract charges                            --            326            $65,021          0.78%           --
  2006   Lowest contract charge 0.00% Class B      $ 235.00             --                 --            --         25.32%
         Highest contract charge 0.90% Class B     $ 173.31             --                 --            --         24.19%
         All contract charges                            --            309            $54,685          2.37%           --
  2005   Lowest contract charge 0.00% Class B      $ 187.53             --                 --            --         15.44%
         Highest contract charge 0.90% Class B     $ 139.55             --                 --            --         14.41%
         All contract charges                            --            206            $29,285          4.18%           --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 154.20             --                 --            --         32.84%
         Highest contract charge 0.60% Class A     $ 108.70             --                 --            --         32.04%
         All contract charges                            --             23            $ 3,543          1.68%           --
  2008   Lowest contract charge 0.00% Class A      $ 116.08             --                 --            --        (39.38)%
         Highest contract charge 0.60% Class A     $  82.32             --                 --            --        (39.75)%
         All contract charges                            --             23            $ 2,622          0.63%           --
  2007   Lowest contract charge 0.00% Class A      $ 191.50             --                 --            --          5.27%
         Highest contract charge 0.60% Class A     $ 136.63             --                 --            --          4.63%
         All contract charges                            --             22            $ 4,107          0.55%           --
  2006   Lowest contract charge 0.00% Class A      $ 181.92             --                 --            --         13.86%
         Highest contract charge 0.60% Class A     $ 130.58             --                 --            --         13.18%
         All contract charges                            --             21            $ 3,635          0.75%           --
  2005   Lowest contract charge 0.00% Class A      $ 159.77             --                 --            --          7.00%
         Highest contract charge 0.60% Class A     $ 115.37             --                 --            --          6.36%
         All contract charges                            --             17            $ 2,776          0.96%           --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 138.05             --                 --            --         32.51%
         Highest contract charge 0.90% Class B     $ 103.27             --                 --            --         31.32%
         All contract charges                            --             36            $ 3,992          1.60%           --
  2008   Lowest contract charge 0.00% Class B      $ 104.18             --                 --            --        (39.54)%
         Highest contract charge 0.90% Class B     $  78.64             --                 --            --        (40.08)%
         All contract charges                            --             37            $ 3,035          0.63%           --
  2007   Lowest contract charge 0.00% Class B      $ 172.31             --                 --            --          5.00%
         Highest contract charge 0.90% Class B     $ 131.25             --                 --            --          4.05%
         All contract charges                            --             42            $ 5,631          0.55%           --
  2006   Lowest contract charge 0.00% Class B      $ 164.10             --                 --            --         13.58%
         Highest contract charge 0.90% Class B     $ 126.14             --                 --            --         12.56%
         All contract charges                            --             30            $ 3,891          0.75%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Large Cap Core Equity (Continued)
----------------------------------------------
  2005   Lowest contract charge 0.00% Class B      $ 144.48             --                 --            --          6.73%
         Highest contract charge 0.90% Class B     $ 112.07             --                 --            --          5.77%
         All contract charges                            --             29            $ 3,416          0.96%           --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 130.26             --                 --            --         36.85%
         Highest contract charge 0.60% Class A     $  87.61             --                 --            --         36.04%
         All contract charges                            --             58            $ 7,477          0.31%           --
  2008   Lowest contract charge 0.00% Class A      $  95.18             --                 --            --        (45.29)%
         Highest contract charge 0.60% Class A     $  64.40             --                 --            --        (45.63)%
         All contract charges                            --             58            $ 5,436            --            --
  2007   Lowest contract charge 0.00% Class A      $ 173.98             --                 --            --         11.53%
         Highest contract charge 0.60% Class A     $ 118.44             --                 --            --         10.85%
         All contract charges                            --             56            $ 9,661            --            --
  2006   Lowest contract charge 0.00% Class A      $ 156.00             --                 --            --          0.36%
         Highest contract charge 0.60% Class A     $ 106.85             --                 --            --         (0.24)%
         All contract charges                            --             49            $ 7,688            --            --
  2005   Lowest contract charge 0.00% Class A      $ 155.44             --                 --            --          7.76%
         Highest contract charge 0.60% Class A     $ 107.10             --                 --            --          7.11%
         All contract charges                            --             40            $ 6,149            --            --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 116.67             --                 --            --         36.55%
         Highest contract charge 0.90% Class B     $  79.60             --                 --            --         35.30%
         All contract charges                            --            111            $ 9,342          0.31%           --
  2008   Lowest contract charge 0.00% Class B      $  85.44             --                 --            --        (45.38)%
         Highest contract charge 0.90% Class B     $  58.83             --                 --                      (45.87)%
         All contract charges                            --            103            $ 6,372            --            --
  2007   Lowest contract charge 0.00% Class B      $ 156.43             --                 --            --         11.24%
         Highest contract charge 0.90% Class B     $ 108.68             --                 --            --         10.25%
         All contract charges                            --            109            $12,271            --            --
  2006   Lowest contract charge 0.00% Class B      $ 140.62             --                 --            --          0.11%
         Highest contract charge 0.90% Class B     $  98.58             --                 --            --         (0.79)%
         All contract charges                            --            107            $10,902            --            --
  2005   Lowest contract charge 0.00% Class B      $ 140.46             --                 --            --          7.49%
         Highest contract charge 0.90% Class B     $  99.37             --                 --            --          6.53%
         All contract charges                            --             89            $ 9,156            --            --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 163.46             --                 --            --         23.16%
         Highest contract charge 0.60% Class A     $ 118.02             --                 --            --         22.43%
         All contract charges                            --             63            $ 9,918          1.92%           --
  2008   Lowest contract charge 0.00% Class A      $ 132.72             --                 --            --        (37.29)%
         Highest contract charge 0.60% Class A     $  96.40             --                 --            --        (37.67)%
         All contract charges                            --             63            $ 8,190          1.56%           --
  2007   Lowest contract charge 0.00% Class A      $ 211.64             --                 --            --          3.90%
         Highest contract charge 0.60% Class A     $ 154.66             --                 --            --          3.27%
         All contract charges                            --             56            $11,584          1.24%           --
  2006   Lowest contract charge 0.00% Class A      $ 203.70             --                 --            --         19.61%
         Highest contract charge 0.60% Class A     $ 149.76             --                 --            --         18.90%
         All contract charges                            --             41            $ 8,389          3.08%           --
  2005   Lowest contract charge 0.00% Class A      $ 170.29             --                 --            --          7.37%
         Highest contract charge 0.60% Class A     $ 125.96             --                 --            --          6.73%
         All contract charges                            --             30            $ 4,942          3.44%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 148.60             --                 --            --         22.85%
         Highest contract charge 0.90% Class B     $ 113.84             --                 --            --         21.75%
         All contract charges                            --            203            $24,443          1.92%           --
  2008   Lowest contract charge 0.00% Class B      $ 120.96             --                 --            --        (37.45)%
         Highest contract charge 0.90% Class B     $  93.50             --                 --            --        (38.01)%
         All contract charges                            --            228            $22,209          1.56%           --
  2007   Lowest contract charge 0.00% Class B      $ 193.37             --                 --            --          3.64%
         Highest contract charge 0.90% Class B     $ 150.84             --                 --            --          2.70%
         All contract charges                            --            201            $31,371          1.24%           --
  2006   Lowest contract charge 0.00% Class B      $ 186.58             --                 --            --         19.32%
         Highest contract charge 0.90% Class B     $ 146.87             --                 --            --         18.25%
         All contract charges                            --            185            $28,015          3.08%           --
  2005   Lowest contract charge 0.00% Class B      $ 156.37             --                 --            --          7.09%
         Highest contract charge 0.90% Class B     $ 124.20             --                 --            --          6.13%
         All contract charges                            --            127            $16,025          3.44%           --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 182.73             --                 --            --         42.13%
         Highest contract charge 0.60% Class A     $ 106.45             --                 --            --         41.28%
         All contract charges                            --             52            $ 9,201            --            --
  2008   Lowest contract charge 0.00% Class A      $ 128.57             --                 --            --        (43.44)%
         Highest contract charge 0.60% Class A     $  75.35             --                 --            --        (43.78)%
         All contract charges                            --             51            $ 6,494            --            --
  2007   Lowest contract charge 0.00% Class A      $ 227.31             --                 --            --         12.19%
         Highest contract charge 0.60% Class A     $ 134.03             --                 --            --         11.51%
         All contract charges                            --             51            $11,417            --            --
  2006   Lowest contract charge 0.00% Class A      $ 202.62             --                 --            --          9.90%
         Highest contract charge 0.60% Class A     $ 120.20             --                 --            --          9.24%
         All contract charges                            --             51            $10,040          0.51%           --
  2005   Lowest contract charge 0.00% Class A      $ 184.38             --                 --            --          8.65%
         Highest contract charge 0.60% Class A     $ 110.03             --                 --            --          8.00%
         All contract charges                            --             41            $ 7,607          1.59%           --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 162.19             --                 --            --         41.78%
         Highest contract charge 0.90% Class B     $  97.40             --                 --            --         40.49%
         All contract charges                            --            167            $17,174            --            --
  2008   Lowest contract charge 0.00% Class B      $ 114.40             --                 --            --        (43.58)%
         Highest contract charge 0.90% Class B     $  69.33             --                 --            --        (44.08)%
         All contract charges                            --            180            $13,058            --            --
  2007   Lowest contract charge 0.00% Class B      $ 202.77             --                 --            --         11.91%
         Highest contract charge 0.90% Class B     $ 123.99             --                 --            --         10.89%
         All contract charges                            --            194            $24,950            --            --
  2006   Lowest contract charge 0.00% Class B      $ 181.19             --                 --            --          9.62%
         Highest contract charge 0.90% Class B     $ 111.81             --                 --            --          8.63%
         All contract charges                            --            201            $23,045          0.51%           --
  2005   Lowest contract charge 0.00% Class B      $ 165.30             --                 --            --          8.38%
         Highest contract charge 0.90% Class B     $ 102.93             --                 --            --          7.41%
         All contract charges                            --            175            $18,306          1.59%           --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A      $ 209.39             --                 --            --         44.72%
         Highest contract charge 0.60% Class A     $ 132.50             --                 --            --         43.86%
         All contract charges                            --             51            $ 9,941          3.12%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2008   Lowest contract charge 0.00% Class A      $ 144.68             --                 --            --       (35.81)%
         Highest contract charge 0.60% Class A     $  92.10             --                 --            --       (36.20)%
         All contract charges                            --             51           $  7,026          0.49%          --
  2007   Lowest contract charge 0.00% Class A      $ 225.38             --                 --            --         0.34%
         Highest contract charge 0.60% Class A     $ 144.35             --                 --            --        (0.26)%
         All contract charges                            --             44           $  9,523            --           --
  2006   Lowest contract charge 0.00% Class A      $ 224.61             --                 --            --        15.01%
         Highest contract charge 0.60% Class A     $ 144.73             --                 --            --        14.32%
         All contract charges                            --             45           $  9,597          1.78%          --
  2005   Lowest contract charge 0.00% Class A      $ 195.29             --                 --            --         7.61%
         Highest contract charge 0.60% Class A     $ 126.59             --                 --            --         6.96%
         All contract charges                            --             33           $  6,172          7.27%          --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 137.87             --                 --            --        44.36%
         Highest contract charge 0.90% Class B     $ 128.24             --                 --            --        43.06%
         All contract charges                            --            317           $ 42,070          3.12%          --
  2008   Lowest contract charge 0.00% Class B      $  95.50             --                 --            --       (35.97)%
         Highest contract charge 0.90% Class B     $  89.64             --                 --            --       (36.55)%
         All contract charges                            --            331           $ 30,500          0.49%          --
  2007   Lowest contract charge 0.00% Class B      $ 149.14             --                 --            --         0.09%
         Highest contract charge 0.90% Class B     $ 141.27             --                 --            --        (0.81)%
         All contract charges                            --            362           $ 52,202            --           --
  2006   Lowest contract charge 0.00% Class B      $ 149.00             --                 --            --        14.73%
         Highest contract charge 0.90% Class B     $ 142.42             --                 --            --        13.70%
         All contract charges                            --            374           $ 54,292          1.78%          --
  2005   Lowest contract charge 0.00% Class B      $ 129.87             --                 --            --         7.34%
         Highest contract charge 0.90% Class B     $ 125.26             --                 --            --         6.38%
         All contract charges                            --            336           $ 42,836          7.27%          --
Multlimanager Multi-Sector Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class A      $ 190.79             --                 --            --         9.92%
         Highest contract charge 0.90% Class A     $ 198.75             --                 --            --         8.93%
         All contract charges                            --            464           $115,385          4.64%          --
  2008   Lowest contract charge 0.00% Class A      $ 173.57             --                 --            --       (23.31)%
         Highest contract charge 0.90% Class A     $ 182.46             --                 --            --       (24.00)%
         All contract charges                            --            503           $116,460          9.53%          --
  2007   Lowest contract charge 0.00% Class A      $ 226.34             --                 --            --         3.39%
         Highest contract charge 0.90% Class A     $ 240.09             --                 --            --         2.46%
         All contract charges                            --            537           $164,892          7.42%          --
  2006   Lowest contract charge 0.00% Class A      $ 218.91             --                 --            --        10.20%
         Highest contract charge 0.90% Class A     $ 234.32             --                 --            --         9.22%
         All contract charges                            --            639           $194,839          7.51%          --
  2005   Lowest contract charge 0.00% Class A      $ 198.64             --                 --            --         3.32%
         Highest contract charge 0.90% Class A     $ 214.55             --                 --            --         2.39%
         All contract charges                            --            633           $179,897          8.29%          --
Multlimanager Multi-Sector Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B      $ 115.82             --                 --            --         9.65%
         Highest contract charge 0.90% Class B     $  90.62             --                 --            --         8.66%
         All contract charges                            --            171           $ 16,486          4.64%          --
  2008   Lowest contract charge 0.00% Class B      $ 105.63             --                 --            --       (23.51)%
         Highest contract charge 0.90% Class B     $  83.40             --                 --            --       (24.19)%
         All contract charges                            --            187           $ 16,482          9.53%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
    Multlimanager Multi-Sector Bond (Continued)
-----------------------------------------------

  2007   Lowest contract charge 0.00% Class B          $ 138.09             --                 --            --         3.14%
         Highest contract charge 0.90% Class B         $ 110.01             --                 --            --         2.20%
         All contract charges                                --            222            $25,669          7.42%          --
  2006   Lowest contract charge 0.00% Class B          $ 133.89             --                 --            --         9.93%
         Highest contract charge 0.90% Class B         $ 107.64             --                 --            --         8.94%
         All contract charges                                --            212            $23,535          7.51%          --
  2005   Lowest contract charge 0.00% Class B          $ 121.79             --                 --            --         3.06%
         Highest contract charge 0.90% Class B         $  98.80             --                 --            --         2.14%
         All contract charges                                --            205            $20,734          8.29%          --
Mutlimanager Small Cap Growth (h)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 109.93             --                 --            --        34.54%
         Highest contract charge 0.90% Class B (e)     $  73.21             --                 --            --        33.32%
         All contract charges                                --             69            $ 6,549            --           --
  2008   Lowest contract charge 0.00% Class B          $  81.71             --                 --            --       (42.11)%
         Highest contract charge 0.90% Class B (e)     $  54.91             --                 --            --       (42.63)%
         All contract charges                                --             48            $ 3,506            --           --
  2007   Lowest contract charge 0.00% Class B          $ 141.15             --                 --            --         3.68%
         Highest contract charge 0.90% Class B (e)     $  95.72             --                 --            --        (4.28)%
         All contract charges                                --             35            $ 4,611            --           --
  2006   Lowest contract charge 0.00% Class B          $ 136.14             --                 --            --        10.21%
         Highest contract charge 0.00% Class B         $ 136.14             --                 --            --        10.21%
         All contract charges                                --             19            $ 2,587          1.23%          --
  2005   Lowest contract charge 0.00% Class B          $ 123.53             --                 --            --         7.49%
         Highest contract charge 0.00% Class B         $ 123.53             --                 --            --         7.49%
         All contract charges                                --              5            $   658          3.61%          --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A          $ 154.45             --                 --            --        26.73%
         Highest contract charge 0.60% Class A         $ 148.76             --                 --            --        25.97%
         All contract charges                                --             74            $11,427          1.14%          --
  2008   Lowest contract charge 0.00% Class A          $ 121.87             --                 --            --       (37.71)%
         Highest contract charge 0.60% Class A         $ 118.09             --                 --            --       (38.08)%
         All contract charges                                --             73            $ 8,899          0.31%          --
  2007   Lowest contract charge 0.00% Class A          $ 195.65             --                 --            --        (9.59)%
         Highest contract charge 0.60% Class A         $ 190.72             --                 --            --       (10.14)%
         All contract charges                                --             74            $14,269          0.38%          --
  2006   Lowest contract charge 0.00% Class A          $ 216.41             --                 --            --        16.40%
         Highest contract charge 0.60% Class A         $ 212.25             --                 --            --        15.70%
         All contract charges                                --             67            $14,314          6.20%          --
  2005   Lowest contract charge 0.00% Class A          $ 185.93             --                 --            --         4.95%
         Highest contract charge 0.60% Class A         $ 183.45             --                 --            --         4.32%
         All contract charges                                --             49            $ 8,881          5.33%          --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B          $ 162.86             --                 --            --        26.42%
         Highest contract charge 0.90% Class B         $ 147.95             --                 --            --        25.28%
         All contract charges                                --            108            $16,637          1.14%          --
  2008   Lowest contract charge 0.00% Class B          $ 128.82             --                 --            --       (37.86)%
         Highest contract charge 0.90% Class B         $ 118.09             --                 --            --       (38.43)%
         All contract charges                                --            125            $15,267          0.31%          --
  2007   Lowest contract charge 0.00% Class B          $ 207.32             --                 --            --        (9.84)%
         Highest contract charge 0.90% Class B         $ 191.79             --                 --            --       (10.65)%
         All contract charges                                --            146            $28,898          0.38%          --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
Multimanager Small Cap Value (Continued)
----------------------------------------
  2006   Lowest contract charge 0.00% Class B         $ 229.95             --                 --            --         16.11%
         Highest contract charge 0.90% Class B        $ 214.66             --                 --            --         15.07%
         All contract charges                               --            160            $35,191          6.20%           --
  2005   Lowest contract charge 0.00% Class B         $ 198.05             --                 --            --          3.91%
         Highest contract charge 0.90% Class B        $ 186.56             --                 --            --          3.75%
         All contract charges                               --            120            $23,048          5.33%           --
Multimanager Technology
-----------------------
         Unit Value 0.00% to 0.60%*
  2009   Lowest contract charge 0.00% Class A         $ 223.26             --                 --            --         58.84%
         Highest contract charge 0.60% Class A        $ 119.01             --                 --            --         57.88%
         All contract charges                               --             55            $11,948            --            --
  2008   Lowest contract charge 0.00% Class A         $ 140.56             --                 --            --        (46.96)%
         Highest contract charge 0.60% Class A        $  75.38             --                 --            --        (47.28)%
         All contract charges                               --             51            $ 6,987            --            --
  2007   Lowest contract charge 0.00% Class A         $ 265.01             --                 --            --         18.55%
         Highest contract charge 0.60% Class A        $ 142.97             --                 --            --         17.83%
         All contract charges                               --             47            $12,183            --            --
  2006   Lowest contract charge 0.00% Class A         $ 223.55             --                 --            --          7.57%
         Highest contract charge 0.60% Class A        $ 121.34             --                 --            --          6.93%
         All contract charges                               --             40            $ 8,494            --            --
  2005   Lowest contract charge 0.00% Class A         $ 207.81             --                 --            --         11.56%
         Highest contract charge 0.60% Class A        $ 113.47             --                 --            --         10.89%
         All contract charges                               --             31            $ 6,009            --            --
Multimanager Technology
-----------------------
         Unit Value 0.00% to 0.90%*
  2009   Lowest contract charge 0.00% Class B         $ 182.41             --                 --            --         58.44%
         Highest contract charge 0.90% Class B        $ 104.59             --                 --            --         57.02%
         All contract charges                               --            577            $68,071            --            --
  2008   Lowest contract charge 0.00% Class B         $ 115.13             --                 --            --        (47.08)%
         Highest contract charge 0.90% Class B        $  66.61             --                 --            --        (47.56)%
         All contract charges                               --            551            $40,530            --            --
  2007   Lowest contract charge 0.00% Class B         $ 217.54             --                 --            --         18.22%
         Highest contract charge 0.90% Class B        $ 127.01             --                 --            --         17.15%
         All contract charges                               --            586            $81,155            --            --
  2006   Lowest contract charge 0.00% Class B         $ 184.01             --                 --            --          7.30%
         Highest contract charge 0.90% Class B        $ 108.42             --                 --            --          6.33%
         All contract charges                               --            574            $66,544            --            --
  2005   Lowest contract charge 0.00% Class B         $ 171.50             --                 --            --         11.27%
         Highest contract charge 0.90% Class B        $ 101.96             --                 --            --         10.27%
         All contract charges                               --            620            $67,000            --            --
Natural Resources
-----------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)     $  78.88             --                 --            --         76.42%
         Lowest contract charge 0.00% Class B (n)     $  78.88             --                 --            --         76.42%
         All contract charges                               --            367            $28,942          0.28%           --
  2008   Lowest contract charge 0.00% Class B (n)     $  44.71             --                 --            --        (55.29)%
         Lowest contract charge 0.00% Class B (n)     $  44.71             --                 --            --        (55.29)%
         All contract charges                               --            255            $11,418          0.22%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
Target 2015 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  97.56             --                 --             --        20.30%
         Lowest contract charge 0.00% Class B (n)    $  97.56             --                 --             --        20.30%
         All contract charges                              --             37             $3,250           6.33%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  81.10             --                 --             --       (28.29)%
         Lowest contract charge 0.00% Class B (n)    $  81.10             --                 --             --       (28.29)%
         All contract charges                              --             11             $  878          13.10%          --
Target 2025 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  94.32             --                 --             --        23.20%
         Lowest contract charge 0.00% Class B (n)    $  94.32             --                 --             --        23.20%
         All contract charges                              --             18             $1,631           5.94%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  76.56             --                 --             --       (32.44)%
         Lowest contract charge 0.00% Class B (n)    $  76.56             --                 --             --       (32.44)%
         All contract charges                              --              9             $  658          19.66%          --
Target 2035 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  92.42             --                 --             --        25.56%
         Lowest contract charge 0.00% Class B (n)    $  92.42             --                 --             --        25.56%
         All contract charges                              --             14             $1,281           6.51%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  73.61             --                 --             --       (35.40)%
         Lowest contract charge 0.00% Class B (n)    $  73.61             --                 --             --       (35.40)%
         All contract charges                              --              1             $   97           8.24%          --
Target 2045 Allocation
----------------------
         Unit Value 0.00%*
  2009   Lowest contract charge 0.00% Class B (n)    $  90.03             --                 --             --        27.76%
         Lowest contract charge 0.00% Class B (n)    $  90.03             --                 --             --        27.76%
         All contract charges                              --              3             $  153           3.68%          --
  2008   Lowest contract charge 0.00% Class B (n)    $  70.47             --                 --             --       (38.66)%
         Lowest contract charge 0.00% Class B (n)    $  70.47             --                 --             --       (38.66)%
         All contract charges                              --             --             $    8             --           --
Vanguard VIF Equity Index
-------------------------
         Unit Value 0.60%*
  2009   Lowest contract charge 0.60% Class A        $ 106.86             --                 --             --        25.68%
         Highest contract charge 0.60% Class A       $ 106.86             --                 --             --        25.68%
         All contract charges                              --             48             $5,109           2.63%          --
  2008   Lowest contract charge 0.60% Class A        $  85.02             --                 --             --       (37.31)%
         Highest contract charge 0.60% Class A       $  85.02             --                 --             --       (37.31)%
         All contract charges                              --             48             $4,107           5.70%          --
  2007   Lowest contract charge 0.60% Class A        $ 135.63             --                 --             --         4.75%
         Highest contract charge 0.60% Class A       $ 135.63             --                 --             --         4.75%
         All contract charges                              --             40             $5,476           1.41%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2009

8. Accumulation Unit Values (Concluded)


                                                                             Years Ended December 31,
                                                  ------------------------------------------------------------------------------
                                                      Unit              Units          Net Assets      Investment        Total
                                                   Fair Value    Outstanding (000s)      (000s)      Income Ratio**    Return***
                                                  ------------  --------------------  ------------  ----------------  ----------
Vanguard VIF Equity Index (Continued)
-------------------------------------
  2006   Lowest contract charge 0.60% Class A       $ 129.48             --                  --              --          14.26%
         Highest contract charge 0.60% Class A      $ 129.48             --                  --              --          14.26%
         All contract charges                             --             33              $4,257            1.59%            --
  2005   Lowest contract charge 0.60% Class A       $ 113.32             --                  --              --           4.17%
         Highest contract charge 0.60% Class A      $ 113.32             --                  --              --           4.17%
         All contract charges                             --             28              $3,166            1.57%            --

----------
(a)  Units were made available on May 9, 2005.
(b)  Units were made available October 10, 2005.
(c)  Units were made available for sale on April 27, 2007.
(d)  Units were made available for sale on July 6, 2007.
(e)  Units were made available for sale on May 25, 2007.
(f) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(g) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(h) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(i) A substitution of EQ/Large Cap Value PLUS was made for Davis Value on August 17, 2007.
(j) A substitution of EQ/Van Kampen Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
(k) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
(l) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(m)  Units were made available for sale May 1, 2006.
(n)  Units were made available for sale May 1, 2008.
(o) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(p) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(q) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(r) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(s) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(t) Multimanager Aggressive Equity replaced Multimanger Health Care due to a fund merger on September 18, 2009.
(u) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(v) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(w)  Units were made available for sale on May 1, 2009.
(x)  Units were made available for sale on September 11, 2009.
(y)  Units were made available for sale on September 18, 2009.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum Contract charges offered by the Company as Contractowners may not have selected all available and applicable Contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008.................. F-2
   Consolidated Statements of (Loss) Earnings, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-3
   Consolidated Statements of Equity, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-5
   Consolidated Statements of Comprehensive (Loss) Income,
     Years Ended December 31, 2009, 2008 and 2007........................... F-6
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of (loss) earnings, of equity, of comprehensive (loss) income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009, for recognition and presentation of other-than-temporary impairment losses on April 1, 2009, fair value measurement on January 1, 2008 and for uncertainty in income taxes of January 1, 2007.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2010

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008


                                                                                    2009                 2008
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value.......................  $     27,470.2       $     23,831.0
   Mortgage loans on real estate............................................         3,554.8              3,673.9
   Equity real estate, held for the production of income....................            98.5                 56.3
   Policy loans.............................................................         3,616.8              3,700.3
   Other equity investments.................................................         1,562.3              1,646.8
   Trading securities......................................................            484.6                322.7
   Other invested assets....................................................         1,482.6              1,500.9
                                                                              -----------------    -----------------
     Total investments......................................................        38,269.8             34,731.9
Cash and cash equivalents...................................................         1,791.7              2,403.2
Cash and securities segregated, at fair value...............................           985.7              2,572.6
Broker-dealer related receivables...........................................         1,087.6              1,020.4
Deferred policy acquisition costs...........................................         7,745.2              7,482.0
Goodwill and other intangible assets, net...................................         3,676.5              3,702.9
Amounts due from reinsurers.................................................         3,028.2              2,897.2
Loans to affiliates.........................................................         1,048.3                588.3
Other assets................................................................         8,254.9             13,240.8
Separate Accounts' assets...................................................        84,016.5             67,627.0
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,107.3       $     24,742.5
Future policy benefits and other policyholders liabilities..................        17,726.7             17,733.1
Broker-dealer related payables..............................................           279.4                485.5
Customers related payables..................................................         1,430.7              2,753.1
Amounts due to reinsurers...................................................            81.2                 64.2
Short-term and long-term debt...............................................           449.0                484.6
Loans from affiliates.......................................................         1,325.0              1,325.0
Income taxes payable........................................................         3,356.0              3,794.4
Noncontrolling interest subject to redemption rights........................             -                  135.0
Other liabilities...........................................................         3,002.2              2,861.4
Separate Accounts' liabilities..............................................        84,016.5             67,627.0
                                                                              -----------------    -----------------
     Total liabilities......................................................       135,774.0            122,005.8
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2.0 million shares authorized, issued and
     outstanding............................................................             2.5                  2.5
   Capital in excess of par value...........................................         5,582.3              5,184.1
   Retained earnings........................................................         6,311.8              8,412.6
   Accumulated other comprehensive loss.....................................        (1,035.7)            (2,235.6)
                                                                              -----------------    -----------------
   Total AXA Equitable's equity.............................................        10,860.9             11,363.6
                                                                              -----------------    -----------------
Noncontrolling interest.....................................................         3,269.5              2,896.9
                                                                              -----------------    -----------------
     Total equity...........................................................        14,130.4             14,260.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND EQUITY................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $     2,918.4      $      2,951.7     $      2,741.7
Premiums......................................................          431.1               758.6              804.9
Net investment (loss) income:
   Investment (loss) income from
     derivative instruments...................................       (3,079.4)            7,302.1               86.6
   Other investment income....................................        2,098.9             1,751.9            2,567.1
                                                                -----------------  -----------------  -----------------
       Total net investment (loss) income.....................         (980.5)            9,054.0            2,653.7
Investment gains (losses), net:
   Total other-than-temporary impairment losses...............         (169.2)             (285.9)             (77.8)
   Portion of loss recognized in other
     comprehensive income.....................................            5.9                 -                  -
                                                                -----------------  -----------------  -----------------
       Net impairment losses recognized.......................         (163.3)             (285.9)             (77.8)
   Other investment gains (losses), net.......................          217.0               (52.6)              70.6
                                                                -----------------  -----------------  -----------------
         Total investment gains (losses), net.................           53.7              (338.5)              (7.2)
Commissions, fees and other income............................        3,385.2             4,549.0            5,173.7
(Decrease) increase in fair value of
   reinsurance contracts......................................       (2,565.9)            1,566.8                6.9
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        3,242.0            18,541.6           11,373.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,298.1             4,702.6            1,998.5
Interest credited to policyholders' account balances..........        1,004.3             1,065.3            1,065.2
Compensation and benefits.....................................        1,858.7             1,989.1            2,453.2
Commissions...................................................        1,033.0             1,437.1            1,744.2
Distribution plan payments....................................          207.6               274.4              335.1
Amortization of deferred sales commissions....................           54.9                79.1               95.5
Interest expense..............................................          107.8                51.5               58.2
Amortization of deferred policy acquisition costs.............          115.0             3,484.7            1,099.2
Capitalization of deferred policy acquisition costs...........         (975.3)           (1,394.1)          (1,719.3)
Rent expense..................................................          258.2               246.6              224.3
Amortization of other intangible assets.......................           24.1                23.7               23.2
Other operating costs and expenses............................        1,334.3             1,196.0            1,317.9
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,320.7            13,156.0            8,695.2
                                                                -----------------  -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
(Loss) earnings from continuing operations
   before income taxes........................................  $    (3,078.7)     $      5,385.6     $      2,678.5
Income tax benefit (expense)..................................        1,272.1            (1,690.5)            (752.5)
                                                                -----------------  -----------------  -----------------

(Loss) earnings from continuing operations,
   net of income taxes........................................       (1,806.6)            3,695.1            1,926.0
Earnings (loss) from discontinued operations,
   net of income taxes........................................            2.7                (4.8)               7.7
Gains on disposal of discontinued operations,
   net of income taxes........................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------

Net (loss) earnings...........................................       (1,803.9)            3,696.6            1,936.5
   Less: net earnings attributable to noncontrolling interest.         (358.9)             (470.0)            (702.9)
                                                                -----------------  -----------------  -----------------

Net (Loss) Earnings Attributable to AXA Equitable.............  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


Amounts attributable to AXA Equitable:
   (Loss) earnings from continuing operations,
     net of income taxes......................................  $    (2,165.5)     $      3,225.1     $      1,223.1
   Earnings (loss) from discontinued operations,
     net of income taxes......................................            2.7                (4.8)               7.7
   Gain on disposal of discontinued operations,
     net of income taxes......................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------
Net (Loss) Earnings...........................................  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year.......... $          2.5      $         2.5      $         2.5
                                                                   -----------------   ----------------   ----------------

   Capital in excess of par value, beginning of year..............        5,184.1            5,265.4            5,139.6
   Issuance of AllianceBernstein Units to noncontrolling interest.          (54.5)               -                  -
   Changes in capital in excess of par value......................          452.7              (81.3)             125.8
                                                                   -----------------   ----------------   ----------------
   Capital in excess of par value, end of year....................        5,582.3            5,184.1            5,265.4
                                                                   -----------------   ----------------   ----------------

   Retained earnings, beginning of year...........................        8,412.6            5,186.0            4,507.6
   Net (loss) earnings attributable to AXA Equitable..............       (2,162.8)           3,226.6            1,233.6
   Impact of implementing new accounting guidance,
     net of taxes.................................................           62.0                -                 44.8
   Dividends on common stock......................................            -                  -               (600.0)
                                                                   -----------------   ----------------   ----------------
   Retained earnings, end of year.................................        6,311.8            8,412.6            5,186.0
                                                                   -----------------   ----------------   ----------------

   Accumulated other comprehensive loss, beginning of year........       (2,235.6)            (267.9)            (167.3)
   Impact of implementing new accounting guidance,
     net of taxes ................................................          (62.0)               -                  -
   Other comprehensive income (loss) attributable to
     AXA Equitable................................................        1,261.9           (1,967.7)            (100.6)
                                                                   -----------------   ----------------   ----------------
   Accumulated other comprehensive loss, end of year..............       (1,035.7)          (2,235.6)            (267.9)
                                                                   -----------------   ----------------   ----------------

     TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................       10,860.9           11,363.6           10,186.0
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, beginning of year.....................        2,896.9            2,478.9            2,289.9
   Net earnings attributable to noncontrolling interest...........          358.9              470.0              702.9
   Other comprehensive income (loss)
     attributable to noncontrolling interest......................           66.2              (69.9)               9.8
   Issuance of AllianceBernstein Units to
     noncontrolling interest......................................           65.2               32.5               48.5
   Exercise of AB Put.............................................          135.0              495.5                -
   Dividends paid to noncontrolling interest......................         (319.4)            (562.6)            (751.6)
   Capital contributions..........................................            -                 12.8                -
   Other changes in noncontrolling interest.......................           66.7               39.7              179.4
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, end of year...........................        3,269.5            2,896.9            2,478.9
                                                                   -----------------   ----------------   ----------------

TOTAL EQUITY, END OF YEAR......................................... $     14,130.4      $    14,260.5      $    12,664.9
                                                                   =================   ================   ================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE (LOSS) INCOME
Net (loss) earnings............................................... $     (1,803.9)     $     3,696.6      $     1,936.5

Other comprehensive (loss) income, net of income taxes:
Change in unrealized gains (losses), net of
   reclassification adjustment....................................        1,331.2           (1,444.3)            (168.8)
Defined benefit plans:
   Net (loss) gain arising during year............................          (65.0)            (620.4)              38.8
   Prior service cost arising during year.........................            -                  -                  1.7
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost.....           64.6               30.8               41.2
     Amortization of net prior service credit
       included in net periodic cost..............................           (2.7)              (3.7)              (3.6)
     Amortization of net transition asset.........................            -                  -                  (.1)
                                                                   -----------------   ----------------   ----------------
       Other comprehensive (loss) income - defined benefit plans..           (3.1)            (593.3)              78.0
                                                                   -----------------   ----------------   ----------------

Comprehensive (loss) income.......................................         (475.8)           1,659.0            1,845.7
                                                                   -----------------   ----------------   ----------------

Comprehensive income attributable to noncontrolling interest......         (425.1)            (400.1)            (712.7)
                                                                   -----------------   ----------------   ----------------
Comprehensive (Loss) Income Attributable to AXA Equitable......... $       (900.9)     $     1,258.9      $     1,133.0
                                                                   =================   ================   ================






                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                       2009                2008               2007
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net (loss) earnings...........................................   $     (1,803.9)     $     3,696.6      $      1,936.5
Adjustments to reconcile net (loss) earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........          1,004.3            1,065.3             1,065.2
  Universal life and investment-type product
     policy fee income........................................         (2,918.4)          (2,951.7)           (2,741.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................         (1,353.0)             618.9                98.5
  Change in net investment income related to
     derivative instruments...................................          3,079.4           (7,302.1)              (86.6)
  Change in reinsurance recoverable with affiliate............          1,485.7           (6,351.5)                -
  Investment (gains) losses, net..............................            (53.7)             338.5                 7.2
  Change in segregated cash and securities, net...............          1,586.8             (202.6)             (360.3)
  Change in deferred policy acquisition costs.................           (860.3)           2,090.6              (620.1)
  Change in future policy benefits............................           (755.2)           2,398.0                95.4
  Change in income taxes payable..............................         (1,223.2)           1,135.0               532.9
  Change in fair value of guaranteed minimum income benefit
     reinsurance contracts....................................          2,565.9           (1,566.8)               (6.9)
  Amortization of deferred sales commissions..................             54.9               79.1                95.5
  Amortization of reinsurance cost............................            318.3               11.0                 -
  Other depreciation and amortization.........................            156.0              140.4               133.8
  Amortization of other intangible assets, net................             24.1               23.7                23.2
  Gains on disposal of discontinued operations................              -                 (6.3)               (2.8)
  Other, net..................................................            109.5             (123.4)              167.6
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) operating activities...........          1,417.2           (6,907.3)              337.4
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate............................          2,058.2            1,727.5             2,143.1
  Sales of investments........................................          6,737.3              796.2             2,356.5
  Sale of AXA Equitable Life and Annuity......................              -                 60.8                 -
  Purchases of investments....................................         (8,994.8)          (2,106.8)           (3,525.3)
  Cash settlements related to derivative instruments..........         (2,564.6)           5,337.0               (98.3)
  Change in short-term investments............................            140.3               29.3               107.0
  Decrease in loans to affiliates.............................              1.1                -                 400.0
  Increase in loans to affiliates.............................           (250.0)               -                (650.0)
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (120.7)            (163.1)             (205.0)
  Other, net..................................................              9.4              155.2               (91.2)
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by investing activities...........         (2,983.8)           5,836.1               436.8
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED

                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,394.9       $     4,384.5      $     4,102.1
    Withdrawals from and transfers to Separate Accounts.......       (2,160.9)           (2,602.8)          (3,831.7)
  Change in short-term financings.............................          (35.8)             (497.8)             199.0
  Increase in collateralized pledged liabilities..............          126.1               568.7                -
  Increase in collateralized pledged assets...................         (632.3)                -                  -
  Proceeds from loans from affiliates.........................            -               1,000.0                -
  Capital contribution........................................          438.9                 -                  -
  Shareholder dividends paid..................................            -                   -               (600.0)
  Other, net..................................................         (175.8)             (551.4)            (592.6)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........          955.1             2,301.2             (723.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (611.5)            1,230.0               51.0
Cash and cash equivalents, beginning of year..................        2,403.2             1,173.2            1,122.2
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,791.7       $     2,403.2      $     1,173.2
                                                                =================  =================  =================

Supplemental cash flow information:
  Interest Paid...............................................   $       16.6       $        34.4      $        52.6
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $       43.8       $       257.3      $       178.1
                                                                =================  =================  =================




                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs servicing private clients, sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) Bernstein research services by means of independent research, portfolio strategy, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc. (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private limited partnership interests in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein L.P. increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put. As a result of this transaction, minority interest subject to redemption rights totaling $135.0 million were reclassified as noncontrolling interests in first quarter 2009.

        On March 30, 2009, AXA Bermuda sold 41.9 million AllianceBernstein Units to an affiliate of AXA. As a result of the sale, AXA Financial Group's consolidated economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

        In 2009, AllianceBernstein awarded 9.8 million restricted Holding Units in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding Units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding Units, AXA Financial Group and the Company's Capital in excess of par value decreased by $92.5 million and $65.2 million, respectively, net of applicable taxes with respective increases in noncontrolling interests of $92.5 million and $65.2 million. On March 1, 2010, AllianceBernstein management announced their intention to make open-market purchases of up to 3.0 million Holding Units, from time to time and at their discretion, to help fund their incentive compensation award program's obligations.

        At December 31, 2009 and 2008, the Company's beneficial ownership in AllianceBernstein was approximately 35.9% and 37.4%, respectively. At December 31, 2009, AXA and its subsidiaries' beneficial ownership in AllianceBernstein was approximately 62.1%.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair statement of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2009 and 2008, respectively, the Insurance Group's General Account held $1.0 million and $1.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2009 and 2008, respectively, as reported in the consolidated balance sheet, these investments included zero and $0.8 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2009 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2009, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $60.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2009," "2008" and "2007" refer to the years ended December 31, 2009, 2008 and 2007, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:
           o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to
           o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

        As a result, total equity at December 31, 2008 increased by $2,896.9 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,896.9 million as a result of the elimination of minority interest. Additionally, for the year 2008 and 2007 respectively, (loss) earnings from continuing operations, net of income taxes increased by $470.0 million and $702.9 million and net earnings attributable to the noncontrolling interest increased by $470.0 million and $702.9 million.

        On a prospective basis, beginning January 1, 2009, this guidance required that increases and decreases in noncontrolling interests be accounted for as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests recognized as a change to the controlling entity's equity instead of current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized. The Emerging Issues Task Force ("EITF") subsequently issued related guidance to clarify that insurers would not be required to include majority owned investments when the ownership is through a Separate Account in the insurance company's evaluation of whether to consolidated such investments. This consensus is expected to be considered for finalization during the March 2010 EITF meeting.

        Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;
          o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and
          o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

        Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For Available for Sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

        The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings, as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings.

        As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62.0 million at that date with a corresponding decrease to Accumulated other comprehensive income ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $115.5 equal to the amount of the cumulative effect adjustment, pre-DAC and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

        (Loss) earnings from continuing operations, net of income taxes, and Net
        (loss) earnings attributable to AXA Equitable for 2009 reflected increases of $5.9 million, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment (losses) gains, net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings, and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

        Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance, that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have an impact on the Company's consolidated results of operations or financial position. At December 31, 2009 and 2008, the fair value of the Company's CMBS portfolio was $1,489.8 million and $1,674.7 million, respectively.

        Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

        Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

        Effective January 1, 2008, new guidance permitted entities to elect to measure existing eligible financial assets and liabilities at fair value under the "fair value option." The objective was to provide entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management elected not to adopt the fair value option.

        On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a significant impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

        Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the other-than-temporary impairment assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,631.1 million and $1,154.9 million, respectively at December 31, 2009 and $1,616.8 million and $1,156.3, respectively at December 31, 2008 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

        On January 1, 2007, the Company adopted new guidance for accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This guidance requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of this guidance did not have a material impact on AXA Financial Group's consolidated results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On June 12, 2009, the FASB issued new guidance that eliminates the concept of qualifying special-purpose entities ("QSPEs") and their exemption from consolidation in the financial statements of a transferor of financial assets. In addition, the new guidance modifies and clarifies the conditions for derecognition of transferred financial assets, including partial transfers and subsequent measurement of retained interests. Enhanced disclosure also is required about financial asset transfers and any continuing involvement of the transferor. For calendar-year consolidated financial statements, such as those of the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010. Management does not expect the implementation will have a material effect on the Company's consolidated financial statements.

        Also issued by the FASB on June 12, 2009 was new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, such as the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010; earlier application is prohibited. At the date of initial adoption, all existing consolidation conclusions are required to be recalculated under the new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein has a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements, with corresponding offsets to noncontrolling interest. However, on December 4, 2009, in response to concerns raised by the asset management industry, the FASB issued an amendment deferring the effective date of this guidance as would be applied to certain investment funds and for which many of Alliance Bernstein's VIEs likely will be eligible. Management is currently evaluating the impact this new guidance may have on the Company. The adoption of this guidance may require that a significant amount of assets, liabilities, revenues and expenses of certain VIEs in which the Company has a minimal financial ownership interest be included in its consolidated financial statements, with corresponding offsets to noncontrolling interest.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities classified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment (losses) gains, net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

        If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

        Mortgage loans on real estate are reported at their unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs, are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock, and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with changes in fair value reported in comprehensive income (loss).

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2009 and 2008, the carrying value of COLI was $720.2 million and $687.3 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

        All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company has issued and continues to offer certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit For Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits, in the event of elections, being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

        A wide range of derivative contracts are used in these hedging programs, including exchange traded equity and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts and swaptions. For both GMDB and GMIB, the Company retains basis and most volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

        Reinsurance contracts covering GMIB exposure, as well as the GWBL features are considered derivatives for accounting purposes and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income in the consolidated statements of earnings except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

        In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB, and GWBL features, beginning in fourth quarter 2008 and continuing in 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities.

        Margins (or "spreads") on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

        The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. At December 31, 2009, the Company held $694.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

        At December 31, 2009, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $266.4 million. At December 31, 2009, the Company had open exchange-traded futures positions on the 10-year and 30-year U.S. Treasury Note, having initial margin requirements of $59.5 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $2.0 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2009 are exchange-traded and net settled daily in cash.

        Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

        Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2009, was $598.3 million, for which the Company had posted collateral of $632.3 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2009, the Company would not have been required to post any additional collateral to its counterparties.

        Net Investment (Loss) Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        ----------------------------------------------------------------

        Net investment income and realized investment (losses) gains, net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
          Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
          Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        At December 31, 2009, investments classified as Level 1 comprise approximately 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

        At December 31, 2009, investments classified as Level 2 comprise approximately 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

        Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2009, approximately $1,907.7 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

        As disclosed in Note 3, the net fair value of freestanding derivative positions is approximately $168.8 million at December 31, 2009, or approximately 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts is traded in the over-the-counter ("OTC") derivative market and is classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

        The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2.2 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at June 30, 2009.

        At December 31, 2009, investments classified as Level 3 comprise approximately 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2009 were approximately $365.2 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,706.9 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2009. Prior to fourth quarter 2008, pricing of the CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2009, the company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

        Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect changes in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $44.8 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2009.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2009 and 2008, no assets were measured at fair value on a non-recurring basis.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2009 and 2008.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

        Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2009, the average gross short-term and long-term annual return estimate is 9.0% (6.9% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.9% net of product weighted average Separate Account fees) and 0% ((2.1%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2009, current projections of future average gross market returns assume a 0% annualized return for the next five quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after eight quarters.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition test.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2009, the average rate of assumed investment yields, excluding policy loans, was 6.23% grading to 5.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and Guaranteed Minimum Accumulation Benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 2.25% to 9.98% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2009, participating policies, including those in the Closed Block, represent approximately 8.4% ($25.9 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2009, 2008 and 2007, investment results of such Separate Accounts were gains (losses) of $15,464.7 million, $(33,912.8) million and $5,347.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2009 was not impaired.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2009. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2009 impairment testing performed as of December 31, 2009, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2009.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. At January 1, 2007, as a result of adopting guidance for accounting for uncertainty in income taxes, the Company recognized a $44.8 million positive cumulative-effect adjustment to the January 1, 2007 balance of Retained earnings to reflect a decrease in the amount of unrecognized tax benefits.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
           o Management having the authority to approve the action commits the organization to a plan to sell the property.
           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2009 were not significant.

3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following table provides additional information for fixed maturities and equity securities classified as available for sale:

                 AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                              GROSS               GROSS
                                          AMORTIZED         UNREALIZED         UNREALIZED                             OTTI
                                            COST              GAINS              LOSSES          FAIR VALUE        IN AOCI (3)
                                      ------------------ -----------------  ------------------ ----------------  ---------------
                                                                              (IN MILLIONS)

DECEMBER 31, 2009:
------------------
Fixed Maturities:
    Corporate........................ $      19,437.7     $       991.5     $          235.1   $    20,194.1     $         .7
    U.S. Treasury, government
      and agency.....................         1,830.1              12.4                152.5         1,690.0              -
    States and political
      subdivisions...................           388.6               7.3                 14.2           381.7              -
    Foreign governments..............           270.4              32.0                   .1           302.3              -
    Commercial mortgage-backed.......         1,979.6               2.2                492.0         1,489.8              1.8
    Residential mortgage-backed(1)...         1,604.6              46.2                   .2         1,650.6              -
    Asset-backed(2)..................           278.2              10.9                 21.4           267.7              7.9
    Redeemable preferred stock.......         1,707.6               8.5                222.1         1,494.0              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------
      Total Fixed Maturities.........        27,496.8           1,111.0              1,137.6        27,470.2             10.4

Equity securities....................            43.9               9.7                  -              53.6              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------

Total at December 31, 2009........... $      27,540.7     $     1,120.7     $        1,137.6   $    27,523.8     $       10.4
                                      ================== =================  ================== ================  ===============

December 31, 2008
-----------------
Fixed Maturities:
    Corporate........................ $      18,696.8     $       232.2     $        1,713.9   $    17,215.1
    U.S. Treasury, government
      and agency.....................         1,054.7             279.5                  -           1,334.2
    States and political
      subdivisions...................           181.5              12.0                  9.1           184.4
    Foreign governments..............           214.3              37.3                  5.6           246.0
    Commercial mortgage-backed.......         2,215.5               4.0                544.8         1,674.7
    Residential mortgage-backed(1)...         1,679.0              60.5                   .4         1,739.1
    Asset-backed(2)..................           348.3              12.1                 34.7           325.7
    Redeemable preferred stock.......         1,820.9               1.0                710.1         1,111.8
                                      ------------------ -----------------  ------------------ ----------------
      Total Fixed Maturities.........        26,211.0             638.6              3,018.6        23,831.0

Equity securities....................            31.7               -                    4.9            26.8
                                      ------------------ -----------------  ------------------ ----------------

Total at December 31, 2008........... $      26,242.7     $       638.6     $        3,023.5   $    23,857.8
                                      ================== =================  ================== ================

        (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans
        (3) Amounts represent OTTI losses in AOCI, which were not included in earnings as a result of the adoption of new guidance on April 1, 2009.

        At December 31, 2009 and 2008, respectively, the Company had trading fixed maturities with an amortized cost of $114.6 million and $79.6 million and carrying values of $125.9 million and $76.2 million. Gross unrealized gains on trading fixed maturities were $12.3 million and $0.1 million and gross unrealized losses were $1.0 million and $3.5 million for 2009 and 2008, respectively.

        The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2009 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                        AVAILABLE FOR SALE
                                                                ------------------------------------
                                                                   AMORTIZED
                                                                      COST            FAIR VALUE
                                                                -----------------  -----------------
                                                                           (IN MILLIONS)

Due in one year or less.......................................   $       874.9      $       898.9
Due in years two through five.................................         8,840.9            9,275.7
Due in years six through ten..................................         7,875.1            8,093.2
Due after ten years...........................................         4,335.9            4,300.3
                                                                -----------------  -----------------
     Subtotal.................................................        21,926.8           22,568.1
Commercial mortgage-backed bonds.............................          1,979.6            1,489.8
Residential mortgage-backed bonds.............................         1,604.6            1,650.6
Asset-backed bonds............................................           278.2              267.7
                                                                -----------------  -----------------
Total.........................................................   $    25,789.2      $    25,976.2
                                                                =================  =================

        During 2009, the Company recognized OTTI of $171.3 million on AFS fixed maturities, comprised of $165.4 million credit losses recognized in earnings and $5.9 million non-credit losses recognized in OCI. An additional $3.1 million OTTI was recognized in earnings related to AFS fixed maturities that the Company intended to sell or expected to be required to sell prior to recovering their amortized cost. No OTTI was recognized on equity securities.

        The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS
                                  (IN MILLIONS)

        Balance at March 31, 2009                                                                      $         -
        Cumulative adjustment related to implementing new guidance on April 1, 2009...............            (121.7)
        Impact of Consolidation of Wind-up Annuities business.....................................              (5.6)
        Previously recognized impairments on securities that matured, paid, prepaid or sold.......             147.2
        Previously recognized impairments on securities impaired to fair value this period (1)....               -
        Impairments recognized this period on securities not previously impaired..................            (143.3)
        Additional impairments this period on securities previously impaired......................             (22.1)
        Increases due to passage of time on previously recorded credit losses.....................               -
        Accretion of previously recognized impairments due to increases in expected cash flows....               -
                                                                                                      -----------------
        Balance at December 31, 2009..............................................................     $      (145.5)
                                                                                                      =================

        (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

        Net unrealized investment gains (losses) on fixed maturities and equity securities classified as available-for-sale are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                             DECEMBER 31,       December 31,
                                                 2009               2008
                                           -----------------  ------------------
                                                      (IN MILLIONS)

      AFS Securities:
        Fixed maturities:
          With OTTI loss.................   $        (10.9)    $          -
          All other......................            (15.7)          (2,380.0)
        Equity securities................              9.7               (4.9)
                                           -----------------  ------------------
      Net Unrealized Losses..............   $        (16.9)    $     (2,384.9)
                                           =================  ==================

        Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net
        (loss) earnings for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                          AOCI
                                               NET                                                  DEFERRED             (LOSS)
                                           UNREALIZED                                                INCOME          RELATED TO NET
                                              GAINS                                                    TAX             UNREALIZED
                                           (LOSSES) ON                         POLICYHOLDERS       (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC            LIABILITIES           ASSET          GAINS (LOSSES)
                                         ----------------   ---------------   ----------------   ----------------   ----------------
                                                                                (IN MILLIONS)

Balance, January 1, 2009..............   $         -        $          -      $           -      $          -       $           -
Cumulative impact of implementing
  new guidance on April 1, 2009.......            (7.0)                 .8                -                 2.2                (4.0)
Net investment gains (losses)
  arising during the period...........           (21.4)                -                  -                 -                 (21.4)
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..            22.1                 -                  -                 -                  22.1
     Excluded from Net
       (loss) earnings (1)............            (4.6)                -                  -                 -                  (4.6)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                   4.8                -                 -                   4.8
     Deferred income taxes............             -                   -                  -                 (.3)                (.3)
     Policyholders liabilities........             -                   -                  -                 -                   -
Impact of consolidation of Wind-up
  Annuities business..................             -                   -                  -                 -                   -
                                         ----------------   ---------------   ----------------   ----------------   ----------------
Balance, December 31, 2009............   $       (10.9)     $          5.6    $           -      $          1.9     $          (3.4)
                                         ================   ===============   ================   ================   ================

        (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                                        AOCI
                                               NET                                                DEFERRED             (LOSS)
                                           UNREALIZED                                              INCOME          RELATED TO NET
                                              GAINS                                                  TAX             UNREALIZED
                                           (LOSSES) ON                        POLICYHOLDERS      (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC           LIABILITIES          ASSET          GAINS (LOSSES)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
                                                                               (IN MILLIONS)

Balance January 1, 2009...............   $    (2,384.9)     $        553.6   $           -     $        681.3     $      (1,150.0)
Cumulative impact of implementing
  new guidance on April 1, 2009.......          (108.5)               19.2               -               31.2               (58.1)
Net investment gains (losses)
  arising during the period...........         2,657.4                 -                 -                -               2,657.4
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..          (115.1)                -                 -                -                (115.1)
     Excluded from Net
       (loss) earnings (1)............             4.6                 -                 -                -                   4.6
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                (601.7)              -                -                (601.7)
     Deferred income taxes............             -                   -                 -             (715.0)             (715.0)
     Policyholders liabilities........             -                   -                 -                -                   -
Impact of consolidation of Wind-up
  Annuities business..................           (59.6)                -                 -                -                 (59.6)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
Balance, December 31, 2009............   $        (6.1)     $        (28.9)  $           -     $         (2.5)    $         (37.5)
                                         ================   ===============  ================  ================   =================

        (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings for securities with no prior OTTI loss.

        The following tables disclose the fair values and gross unrealized losses of the 744 issues at December 31, 2009 and 1,373 issues at December 31, 2008 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                                 DECEMBER 31, 2009
                            --------------------------------------------------------------------------------------------
                               LESS THAN 12 MONTHS (1)        12 MONTHS OR LONGER (1)                TOTAL
                            -----------------------------  ----------------------------  -------------------------------
                                                GROSS                         GROSS                          GROSS
                                             UNREALIZED                     UNREALIZED                     UNREALIZED
                              FAIR VALUE       LOSSES        FAIR VALUE       LOSSES       FAIR VALUE        LOSSES
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                   (IN MILLIONS)

  Fixed Maturities:
    Corporate.............. $     2,043.5  $      (53.9)   $    2,022.3   $     (181.2)  $     4,065.8   $     (235.1)
    U.S. Treasury,
      government and
      agency...............       1,591.7        (152.4)            -              -           1,591.7         (152.4)
    States and political
      subdivisions.........         209.7         (10.5)           23.5           (3.7)          233.2          (14.2)
    Foreign governments....          41.0           (.1)            5.1            -              46.1            (.1)
    Commercial
      mortgage-backed......          33.6         (15.7)        1,348.8         (476.2)        1,382.4         (491.9)
    Residential
      mortgage-backed......          54.1           (.1)            2.4            (.2)           56.5            (.3)
    Asset-backed...........          48.6          (8.5)           68.6          (12.9)          117.2          (21.4)
    Redeemable
      preferred stock......          51.2          (6.6)        1,283.3         (215.6)        1,334.5         (222.2)
                            -------------  --------------  ------------   -------------  -------------   ---------------
   Total                    $     4,073.4  $     (247.8)   $    4,754.0   $     (889.8)  $     8,827.4   $   (1,137.6)
                            =============  ==============  ============   =============  =============   ===============

        (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance on April 1, 2009.

                                                                December 31, 2008
                           --------------------------------------------------------------------------------------------
                                Less Than 12 Months            12 Months or Longer                  Total
                           ------------------------------ -----------------------------  ------------------------------
                                              Gross                          Gross                          Gross
                                            Unrealized                     Unrealized                     Unrealized
                             Fair Value       Losses        Fair Value       Losses       Fair Value        Losses
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                  (In Millions)

Fixed Maturities:
  Corporate..............   $     8,475.3  $     (985.0)   $    3,489.6   $     (728.9)  $   11,964.9    $   (1,713.9)
  U.S. Treasury,
    government and
    agency...............             -             -               -              -              -               -
  States and political
    subdivisions.........            52.2          (6.6)           17.7           (2.5)          69.9            (9.1)
  Foreign governments....            70.0          (5.6)            -              -             70.0            (5.6)
  Commercial mortgage-
     backed..............           308.7         (19.4)        1,342.5         (525.4)       1,651.2          (544.8)
  Residential mortgage-
     backed..............              .1           -               3.7            (.5)           3.8             (.5)
  Asset-backed...........            71.1          (6.7)           63.5          (28.0)         134.6           (34.7)
  Redeemable
    preferred stock......           510.0        (343.5)          521.8         (366.6)       1,031.8          (710.1)
                            -------------  --------------  ------------   -------------  -------------   ---------------

Total                       $     9,487.4  $   (1,366.8)   $    5,438.8   $   (1,651.9)  $   14,926.2    $   (3,018.7)
                            =============  ==============  ============   =============  =============  ================

        The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The

        Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.39% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2009 and 2008 were $149.8 million and $207.9 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2009 and 2008, respectively, approximately $2,211.7 million and $900.4 million, or 8.0% and 3.5%, of the $27,496.8 million and $26,211.0 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455.9 million and $214.2 million at December 31, 2009 and 2008, respectively.

        The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2009, the Company owned $37.0 million in RMBS backed by subprime residential mortgage loans, and $23.0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2009, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $20.6 million.

        For 2009, 2008 and 2007, respectively, investment income is shown net of investment expenses of $77.5 million, $101.3 million and $272.5 million.

        At December 31, 2009 and 2008, respectively, the Company's trading account securities had amortized costs of $331.7 million and $514.5 million and fair values of $484.6 million and $322.7 million. At December 31, 2009 and 2008, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $37.6 million and $38.5 million and costs of $34.9 million and $43.9 million as well as other equity securities with carrying values of $53.6 million and $26.8 million and costs of $43.9 million and $31.7 million.

        In 2009, 2008 and 2007, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $133.1 million, $(387.8) million and $35.6 million, respectively, were included in Net investment income in the consolidated statements of earnings.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero at December 31, 2009 and 2008, respectively. Gross interest income on these loans included in net investment income totaled zero, zero and $3.9 million in 2009, 2008 and 2007, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans was $3.3 million in 2007; there were no such amounts in 2009 and 2008.

        During 2009, 2008 and 2007, respectively, the Company's average recorded investment in impaired mortgage loans was $0.1 million, $7.4 million and $49.1 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million and $4.5 million for 2008 and 2007, respectively; there was no such amount in 2009.

        At December 31, 2009 and 2008, respectively, there were no mortgage loans on real estate that had been classified as nonaccrual loans.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2009 and 2008, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2009, 2008 and 2007 no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was zero and $189.8 million at December 31, 2009 and 2008, respectively. Depreciation expense on real estate totaled $9.2 million, $12.8 million and $14.2 million for 2009, 2008 and 2007, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        There were no investment valuation allowances for mortgage loans and equity real estate at December 31, 2009. Investment valuation allowances for mortgage loans and equity real estate at December 31, 2008 and 2007 follows:

                                                     2008            2007
                                                -------------    -------------
                                                         (IN MILLIONS)

        Balances, beginning of year..........    $   1.4          $  21.0
        Additions charged to income..........        -               20.9
        Deductions for writedowns and
          asset dispositions.................       (1.4)           (40.5)
                                                -------------    -------------
        Balances, End of Year................    $   -            $   1.4
                                                =============    =============

        Balances, end of year comprise:
          Mortgage loans on real estate......    $   -            $   1.4
                                                -------------    -------------
        Total................................    $   -            $   1.4
                                                =============    =============

        Equity Method Investments
        -------------------------

        Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,308.4 million and $1,414.6 million, respectively, at December 31, 2009 and 2008. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $90.6 million and $48.3 million, respectively, at December 31, 2009 and 2008. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(77.6) million, $(58.1) million and $237.1 million, respectively, for 2009, 2008 and 2007.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 4 individual ventures at

        December 31, 2009 and 2008, respectively) and the Company's carrying value and equity in net (loss) earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost......................    $      546.6       $      318.2
        Investments in securities, generally at fair value...................            33.9               47.3
        Cash and cash equivalents............................................            20.6                7.8
        Other assets.........................................................              .8                8.7
                                                                                ----------------   -----------------
        Total Assets.........................................................    $      601.9       $      382.0
                                                                                ================   =================

        Borrowed funds - third party.........................................    $      309.5       $      190.3
        Other liabilities....................................................            15.1                3.1
                                                                                ----------------   -----------------
        Total liabilities....................................................           324.6              193.4
                                                                                ----------------   -----------------

        Partners' capital....................................................           277.3              188.6
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital..............................    $      601.9       $      382.0
                                                                                ================   =================

        The Company's Carrying Value in Those Entities Included Above........    $      155.4       $      110.6
                                                                                ================   =================


                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............. $        30.3       $       59.9       $       77.5
        Net revenues of other limited partnership interests.           (5.4)               -                 15.3
        Interest expense - third party......................          (6.8)             (14.1)             (18.2)
        Other expenses......................................         (17.4)             (37.3)             (43.8)
                                                            -----------------   ----------------   -----------------
        Net Earnings........................................ $          .7       $        8.5       $       30.8
                                                            =================   ================   =================

        The Company's Equity in Net (Loss) Earnings of
          Those Entities Included Above.....................$         (2.4)     $        12.3       $       24.6
                                                            =================   ================   =================

        Derivatives
        -----------

        The table below presents quantitative disclosures about the Company's derivative instruments at December 31, 2009, including those embedded in other contracts though required to be accounted for as derivative instruments.

                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2009

                                                              FAIR VALUE             GAINS (LOSSES)
                                                     -----------------------------    REPORTED IN
                                          NOTIONAL       ASSET         LIABILITY       NET (LOSS)
                                           AMOUNT      DERIVATIVES    DERIVATIVES       EARNINGS
                                         ----------  --------------  -------------   --------------
                                                     (IN MILLIONS)

FREESTANDING DERIVATIVES:
Equity contracts(1):
   Futures.........................      $  3,399.4  $       -         $     -       $  (1,141.5)
   Swaps...........................           801.0           .8            19.1          (270.7)
   Options.........................        11,650.0        920.1         1,138.6          (817.6)

Interest rate contracts (1):
   Floors..........................        15,000.0        299.6             -            (128.2)
   Swaps...........................         2,100.0         86.2            24.8          (178.4)
   Futures.........................         3,790.9          -               -            (526.1)
   Swaptions.......................         1,200.0         44.6             -             (16.9)

Other freestanding contracts (2):..             -            -               -               -
                                                                                      ------------
   NET INVESTMENT LOSS                                                                  (3,079.4)
                                                                                      ------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts(2)......             -        2,255.8             -          (2,565.9)

GWBL features (3)..................             -            -              54.9           217.7

                                         ----------  --------------  -------------   --------------
Balances, Dec. 31, 2009............      $ 37,941.3  $   3,607.1       $ 1,237.4     $  (5,427.9)
                                         ==========  ==============  =============   ==============

        (1) Reported in Other invested assets in the consolidated balance sheets.
        (2) Reported in Other assets in the consolidated balance sheets.
        (3) Reported in Future policy benefits and other policyholder liabilities.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,410.5 million and $3,413.8 million at December 31, 2009 and 2008, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2009 and 2008 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2009, the impairment test indicated that goodwill was not impaired.

        The gross carrying amount of AllianceBernstein related intangible assets were $555.4 million and $553.8 million at December 31, 2009 and 2008, respectively and the accumulated amortization of these intangible assets were $289.4 million and $265.3 million at December 31, 2009 and 2008, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24.1 million, $23.7 million and $23.5 million for 2009, 2008 and 2007, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22.0 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2009, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2009 and 2008, respectively, net deferred sales commissions totaled $90.2 million and $113.5 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2009 net asset balance for each of the next five years is $41.2 million, $24.7 million, $15.2 million, $7.9 million and $1.1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2009, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2009 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block is as follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                    2009             2008
                                                                               -------------    -------------
                                                                                       (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $   8,411.7      $   8,544.8
        Other liabilities....................................................         69.8             71.3
                                                                               -------------    -------------
        Total Closed Block liabilities.......................................      8,481.5          8,616.1
                                                                               -------------    -------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
           cost of $5,575.5 and $5,517.6)....................................      5,631.2          5,041.5
        Mortgage loans on real estate........................................      1,028.5          1,107.1
        Policy loans.........................................................      1,157.5          1,180.3
        Cash and other invested assets.......................................         68.2            104.2
        Other assets.........................................................        264.1            472.4
                                                                               -------------    -------------
        Total assets designated to the Closed Block..........................      8,149.5          7,905.5
                                                                               -------------    -------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................        332.0            710.6

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains (losses), net of deferred
             income tax (expense) benefit of $(23.4) and $166.4..............         43.6           (309.2)
                                                                               -------------    -------------

        Maximum Future Earnings To Be Recognized From
           Closed Block Assets and Liabilities...............................  $     375.6      $     401.4
                                                                               =============    =============

        Closed Block revenues and expenses were as follows:

                                                                   2009           2008           2007
                                                              -------------  -------------  -------------
                                                                           (IN MILLIONS)

        REVENUES:
        Premiums and other income............................ $      381.9   $     392.6    $     409.6
        Investment income (net of investment
           expenses of $.1, $1.1, and $.2)...................        481.6         496.0          501.8
        Investment (losses) gains, net:
            Total OTTI losses................................        (10.0)        (45.8)          (3.0)
            Portion of loss recognized in
              other comprehensive income.....................           .2           -              -
                                                              -------------  -------------  -------------
            Net impairment losses recognized.................         (9.8)        (45.8)          (3.0)
            Other investment gains (losses), net.............           .4          (1.7)          10.9
                                                              -------------  -------------  -------------
                Total investment (losses) gains, net.........         (9.4)        (47.5)           7.9
                                                              -------------  -------------  -------------
        Total revenues.......................................        854.1         841.1          919.3
                                                              -------------  -------------  -------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        811.7         818.7          828.2
        Other operating costs and expenses...................          2.6           7.4            2.7
                                                              -------------  -------------  -------------
        Total benefits and other deductions..................        814.3         826.1          830.9
                                                              -------------  -------------  -------------

        Net revenues before income taxes.....................         39.8          15.0           88.4
        Income tax expense...................................        (14.0)         (5.2)         (31.0)
                                                              -------------  -------------  -------------
        Net Revenues......................................... $       25.8   $       9.8    $      57.4
                                                              =============  =============  =============

        The balance for policyholder dividend obligation for both December 31, 2009 and December 31, 2008 was zero.

        During 2009, 2008 and 2007, the Closed Block's average recorded investment in impaired mortgage loans were zero, $0.4 million and $36.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, zero and $3.9 million for 2009, 2008 and 2007, respectively.

        There were no valuation allowances on mortgage loans at December 31, 2009 and 2008. Writedowns of fixed maturities were $9.8 million, $45.8 million and $3.0 million for 2009, 2008 and 2007, respectively.


6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                               DECEMBER 31,
                                                          ----------------------
                                                              2009        2008
                                                          ----------- ----------
                                                               (IN MILLIONS)

        Balance, beginning of year....................... $   807.9   $ 754.2
        Contractholder bonus interest credits deferred ..      60.6     137.6
        Amortization charged to income ..................     (73.6)    (83.9)
                                                          ----------- ----------
        Balance, End of Year ............................ $   794.9   $ 807.9
                                                          =========== ==========

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below as of the dates indicated:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009

                                                 LEVEL 1          LEVEL 2         LEVEL 3           TOTAL
                                             -------------    -------------   -------------    -------------
                                                                     (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
    Corporate.........................       $       -        $   19,728.5    $      465.6     $  20,194.1
    U.S. Treasury, government
       and agency.....................               -             1,690.0             -           1,690.0
    States and political subdivisions.               -               334.3            47.4           381.7
    Foreign governments...............               -               281.6            20.7           302.3
    Commercial mortgage-backed(1).....               -                 -           1,489.8         1,489.8
    Residential mortgage-backed(1)....               -             1,650.6             -           1,650.6
    Asset-backed(2)...................               -                50.6           217.1           267.7
    Redeemable preferred stock........             190.6           1,291.0            12.4         1,494.0
                                             -------------    -------------   -------------    -------------
       Subtotal.......................             190.6          25,026.6         2,253.0        27,470.2
                                             -------------    -------------   -------------    -------------
 Other equity investments.............              90.3               -                .9            91.2
 Trading securities...................             423.0              60.9              .7           484.6
 Other invested assets................               -               (36.3)          299.6           263.3
Cash equivalents......................           1,366.5               -               -           1,366.5
Segregated securities.................               -               985.7             -             985.7
GMIB reinsurance contracts............               -                 -           2,255.8         2,255.8
Separate Accounts' assets.............          82,102.3           1,684.5           229.7        84,016.5
                                             -------------    -------------   -------------    -------------
    Total Assets......................       $  84,172.7      $   27,721.4    $    5,039.7     $ 116,933.8
                                             =============    =============   =============    =============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $       54.9     $      54.9
                                             -------------    -------------   -------------    -------------
    Total Liabilities.................       $       -        $        -      $       54.9     $      54.9
                                             =============    =============   =============    =============

        (1) Includes publicly traded agency pass-through securities and collateralized obligations.
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2008

                                                Level 1          Level 2         Level 3            Total
                                             -------------    -------------   -------------    --------------
                                                                     (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale       $     149.9      $   21,256.7    $    2,424.4     $   23,831.0
  Other equity investments............              63.4               -               2.0             65.4
  Trading securities..................             322.6               -                .1            322.7
  Other invested assets...............              31.1             419.0           547.0            997.1
Loans to affiliates...................               -               588.3             -              588.3
Cash equivalents......................           1,832.3               -               -            1,832.3
Segregated securities.................               -             2,572.6             -            2,572.6
GMIB reinsurance contracts............               -                 -           4,821.7          4,821.7
Separate Accounts' assets.............          66,044.4           1,248.3           334.3         67,627.0
                                             -------------    -------------   -------------    --------------
    Total Assets......................       $  68,443.7      $   26,084.9    $    8,129.5     $  102,658.1
                                             =============    =============   =============    ==============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $      272.6     $      272.6
                                             -------------    -------------   -------------    --------------
    Total Liabilities.................       $       -        $        -      $      272.6     $      272.6
                                             =============    =============   =============    ==============

        The table below presents a reconciliation for all Level 3 assets at December 31, 2009 and 2008, respectively:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                                   U.S.                   STATE AND
                                                TREASURY,                 POLITICAL     COMMERCIAL     RESIDENTIAL
                                                GOVT AND     FOREIGN         SUB-        MORTGAGE-      MORTGAGE-       ASSET-
                                   CORPORATE     AGENCY       GOVTS       DIVISIONS       BACKED          BACKED        BACKED
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, January 1, 2009........   $   411.1    $   -        $   64.0     $   55.4      $  1,587.3     $       -      $ 304.1
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income.......         1.9        -             -            -               3.1             -         (1.7)
    Investment (losses), net....       (40.4)       -             -            -             (23.8)            -        (19.6)
    (Decrease) increase in
     the fair value of the
     reinsurance contracts......         -          -             -            -               -               -          -
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
      Subtotal..................       (38.5)       -             -            -             (20.7)            -        (21.3)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
   Other comprehensive
    income (loss)...............        13.9        -             2.5         (7.2)           49.1             -         20.3
Purchases/issuances.............       107.1        -             1.0          -               -               -          -
Sales/settlements...............       (41.5)       -             (.2)         (.8)         (127.3)            -        (47.9)
Transfers into/out of
 Level 3 (2)....................        13.5        -           (46.6)         -               1.4             -        (38.1)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, Dec. 31, 2009..........   $   465.6    $   -        $   20.7     $   47.4      $  1,489.8     $       -      $ 217.1
                                  ===========  ==========   ==========   ===========   ============   =============   ==========

        (1) Includes Trading Securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                    REDEEMABLE        OTHER            OTHER             GMIB         SEPARATE          GWBL
                                     PREFERRED        EQUITY          INVESTED       REINSURANCE      ACCOUNTS        FEATURES
                                      STOCK        INVESTMENTS(1)      ASSETS           ASSET          ASSETS        LIABILITY
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, January 1, 2009......... $         2.5   $          2.1    $       547.0   $     4,821.7   $     334.3    $       272.6
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income....               -                -             (357.2)            -             -                -
    Investment (losses), net.             (45.1)             -                -               -           (94.8)             -
    (Decrease) increase in
     the fair value of the
     reinsurance contracts...               -                -                -          (2,746.3)          -                -
    Policyholders' benefits..               -                -                -               -             -             (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
      Subtotal...............             (45.1)             -             (357.2)       (2,746.3)        (94.8)          (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
   Other comprehensive
    income (loss)............              34.1              -                -               -             -                -
Purchases/issuances..........                                                 -             180.4           1.2             11.9
Sales/settlements............               -               (1.2)           109.8             -            (7.3)             -
Transfers into/out of
 Level 3 (2).................              20.9               .7              -               -            (3.7)             -
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, Dec. 31, 2009.......     $        12.4   $          1.6    $       299.6   $     2,255.8   $     229.7    $        54.9
                                  ==============  ================  =============   ==============  =============  ==============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                       Fixed
                                     Maturities        Other           Other           GMIB           Separate       GWBL
                                     Available         Equity         Invested      Reinsurance       Accounts      Features
                                      For Sale     Investments(1)      Assets          Asset           Assets      Liability
                                   ------------   ---------------    ----------    -------------    -----------   ----------

Balance, Dec. 31, 2007..........   $   2,503.4    $       3.0        $    160.9    $    124.7       $      40.8   $    -
 Impact of adopting fair value
   guidance, included in
   earnings .................              -              -                 -           210.6               -          -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Jan. 1, 2008........          2,503.4            3.0             160.9         335.3              40.8        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
 Total gains (losses), realized
  and unrealized, included in:
    Earnings as:
     Net investment income...              3.3            -               359.3           -                 -          -
     Investment (losses)
      gains, net.............           (144.5)          (1.1)              -             -               (17.4)       -
     Commissions, fees and
      other income...........              -              -                 -         3,571.2               -          -
     Policyholders' benefits.              -              -                 -             -                 -        265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
           Subtotal..........           (141.2)          (1.1)            359.3       3,571.2             (17.4)     265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
     Other comprehensive
       (loss) income.........           (384.6)            .6               -             -                 -          -
 Purchases/issuances and
  sales/settlements, net.....            (85.6)           (.4)             26.8         915.2             248.6        7.4
 Transfers into/out of
  Level 3(2).................            532.4            -                 -             -                62.3        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Dec. 31, 2008.......      $   2,424.4    $       2.1        $    547.0    $  4,821.7       $     334.3   $  272.6
                                   ============   ===============    ==========    =============    ===========   ==========


        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2009 and 2008 by category for Level 3 assets still held at December 31, 2009 and 2008, respectively:

                                                              EARNINGS
                                         ----------------------------------------------------
                                                          INVESTMENT        CHANGE IN
                                              NET            GAINS        FAIR VALUE OF                         POLICY-
                                          INVESTMENT       (LOSSES),       REINSURANCE                          HOLDERS'
                                            INCOME            NET           CONTRACTS            OCI            BENEFITS
                                         ------------    ------------    --------------     -------------    --------------
                                                                          (IN MILLIONS)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized gains
   or losses
     Fixed maturities,
      available-for-sale:
        Corporate....................    $      -        $      -        $       -          $      (2.2)     $       -
        U.S. Treasury, government
          and agency.................           -               -                -                  -                -
        State and political
          subdivisions...............           -               -                -                 (7.3)             -
        Foreign governments..........           -               -                -                  2.5              -
        Commercial
          mortgage-backed............           -               -                -                 36.8              -
        Residential
          mortgage-backed............           -               -                -                  -                -
        Asset-backed.................           -               -                -                  7.1              -
        Redeemable preferred stock...           -               -                -                 34.1              -
                                         ------------    ------------    --------------     -------------    --------------
            Subtotal.................           -               -                -                 71.0              -
     Equity securities,
        available for sale...........           -               -                -                  -                -
     Other equity investments........           -               -                -                  0.2              -
     Other invested assets...........        (247.4)            -                -                  -                -
     Cash equivalents................           -               -                -                  -                -
     Segregated securities...........           -               -                -                  -                -
     GMIB reinsurance contracts......           -               -           (2,565.9)               -                -
     Separate Accounts' assets.......           -             (95.5)             -                  -                -
     GWBL features' liability........           -               -                -                  -              217.7
                                         ------------    ------------    --------------     -------------    --------------
         Total.......................    $   (247.4)     $    (95.5)     $  (2,565.9)       $      71.2      $     217.7
                                         ============    ============    ==============     =============    ==============

                                                               Earnings
                                              -------------------------------------------
                                                                              Change in
                                                  Net         Investment    Fair Value of                    Policy-
                                              Investment        Gains        Reinsurance                     holders'
                                                Income      (Losses), Net     Contracts          OCI         Benefits
                                              ----------    -------------   -------------    -----------    -----------
                                                                            (In Millions)
Full Year 2008
Still Held at December 31, 2008:
   Change in unrealized gains or losses
     Fixed maturities, available
       for sale....................           $       -     $        -      $        -      $     (394.1)   $        -
     Other equity investments......                   -              -               -                .6             -
     Other invested assets.........                 386.1            -               -               -               -
     Cash equivalents..............                   -              -               -               -               -
     Segregated securities.........                   -              -               -               -               -
     GMIB reinsurance contracts....                   -              -           3,571.2             -               -
     Separate Accounts' assets.....                   -            (16.6)            -               -               -
     GWBL features' liability......                   -              -               -               -             265.2
                                              -----------   -------------   ------------    -------------   ------------
       Total.......................           $     386.1   $      (16.6)   $    3,571.2    $     (393.5)   $      265.2
                                              ===========   =============   ============    =============   ============

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2009 and 2008, no assets were required to be measured at fair value on a non-recurring basis.

        The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2009                               2008
                                                ---------------------------------  ---------------------------------
                                                   CARRYING           FAIR            Carrying            Fair
                                                    VALUE             VALUE            Value             Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        -------------
          Mortgage loans on real estate......... $    3,554.8     $     3,547.4     $     3,673.9     $    3,624.5
          Other limited partnership interests...      1,308.4           1,308.4           1,414.6          1,414.6
          Policyholders liabilities:
            Investment contracts................      2,721.0           2,729.4           3,072.9          3,162.5
            Loans to Affiliates.................      1,048.3           1,077.2             588.3            588.3
          Long-term debt........................        199.9             226.0             199.9            190.8

        Closed Blocks:
        --------------
          Mortgage loans on real estate......... $    1,028.5     $     1,021.2     $     1,107.1     $    1,102.6
          Other equity investments..............          1.5               1.5               2.7              2.7
          SCNILC liability......................          7.6               7.6               8.6              8.6

        Wind-up Annuities(1):
        ---------------------
          Mortgage loans on real estate......... $        -       $         -       $         1.2     $        1.3
          Other equity investments..............          -                 -                 1.3              1.3
          Guaranteed interest contracts.........          -                 -                 5.5              6.2

        (1) At December 31, 2009, the remaining assets and liabilities of the group non-participating wind-up annuity line of business ("Wind-up Annuities") were consolidated into the Company's consolidated balance sheet on a line by line basis. At December 31, 2009 Wind-up Annuities had mortgage loans on real estate with a carrying value of $150.4 million and fair value of $156.4 million; other equity investment, with a carrying value and fair value of $1.3 million and guaranteed interest contracts with a carrying value of $5.4 million and a fair value of $5.6 million.

8)      GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL
           ------------------------------------------------

        The Company has certain variable annuity contracts with GMDB, GMIB, and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2007.........................  $       163.7      $         228.3    $         392.0
          Paid guarantee benefits..........................          (30.6)                (2.7)             (33.3)
          Other changes in reserve.........................          120.0                 84.3              204.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2007.......................          253.1                309.9              563.0
          Paid guarantee benefits..........................          (72.8)                (8.2)             (81.0)
          Other changes in reserve.........................          800.6              1,678.2            2,478.8
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2008.......................          980.9              1,979.9            2,960.8
          Paid guarantee benefits..........................         (249.1)               (57.6)            (306.7)
          Other changes in reserve.........................          354.7               (309.4)              45.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2009.......................  $     1,086.5      $       1,612.9    $       2,699.4
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                            -----------------
                                                             (IN MILLIONS)

        Balance at January 1, 2007.........................  $        23.6
          Paid guarantee benefits ceded....................           (7.6)
          Other changes in reserve.........................           11.5
                                                            -----------------
        Balance at December 31, 2007.......................           27.5
          Paid guarantee benefits..........................           (7.1)
          Other changes in reserve.........................          306.9
                                                            -----------------
        Balance at December 31, 2008.......................          327.3
          Paid guarantee benefits..........................          (86.6)
          Other changes in reserve.........................          164.3
                                                            -----------------
        Balance at December 31, 2009.......................  $       405.0
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

        The December 31, 2009 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                     RETURN
                                                       OF
                                                     PREMIUM        RATCHET        ROLL-UP         COMBO             TOTAL
                                                 --------------  ------------   -------------   --------------   --------------
                                                                             (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account..................   $    11,156     $     279      $      161      $       531      $    12,127
             Separate Accounts................   $    25,729     $   6,944      $    4,231      $    31,686      $    68,590
          Net amount at risk, gross...........   $     2,444     $   1,728      $    2,861      $    10,511      $    17,544
          Net amount at risk, net of
             amounts reinsured................   $     2,444     $     1,102    $    1,933      $     4,357      $     9,836
          Average attained age of
             contractholders..................            49.7          62.3            67.0             62.5             53.4
          Percentage of contractholders
             over age 70......................             7.6%         24.8%           41.8%            23.8%            12.9%
          Range of contractually specified
             interest rates..................           N/A             N/A            3%-6%         3%-6.5%          3%-6.5%

        GMIB:
        -----
          Account values invested in:
             General Account..................          N/A             N/A     $       36      $       775      $       811
             Separate Accounts................          N/A             N/A     $    2,836      $    43,484      $    46,320
          Net amount at risk, gross...........          N/A             N/A     $    1,318      $     1,027      $     2,345
          Net amount at risk, net of
             amounts reinsured................          N/A             N/A     $      386      $       253      $       639
          Weighted average years remaining
             until annuitization..............          N/A             N/A              1.1              7.0              6.5
          Range of contractually
             specified interest rates........           N/A             N/A          3%-6%           3%-6.5%          3%-6.5%

        The GWBL related liability was $54.9 million at December 31, 2009; which is accounted for as an embedded derivative. This liability reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature over a range of market consistent economic scenarios.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                 DECEMBER 31,
                                                        ---------------------------
                                                             2009           2008
                                                        ------------  -------------
                                                             (IN MILLIONS)

       GMDB:
          Equity......................................   $ 41,447      $ 30,428
          Fixed income................................      3,957         3,745
          Balanced....................................     20,940        17,469
          Other.......................................      2,246         2,410
                                                        ------------  -------------
          Total.......................................   $ 68,590      $ 54,052
                                                        ============  =============

       GMIB:
          Equity......................................   $ 27,837      $ 19,138
          Fixed income................................      2,514         2,219
          Balanced....................................     15,351        12,887
          Other.......................................        618         1,272
                                                        ------------  -------------
          Total.......................................   $ 46,320      $ 35,516
                                                        ============  =============


        C) Hedging Programs for GMDB, GWBL and GMIB Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes derivative instruments, such as exchange-traded futures contracts, options and interest rate swap and floor contracts as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2009, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $36.45 billion and $6.99 billion, respectively, with the GMDB feature and $17.98 billion and $260.0 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment. Therefore, gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            -------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT       REINSURANCE
                                                               LIABILITY         CEDED             NET
                                                            -------------   --------------  ------------
                                                                             (IN MILLIONS)

       Balance at January 1, 2007.........................   $     66.8      $     (47.9)    $     18.9
          Other changes in reserves.......................         68.2            (59.7)           8.5
                                                            -------------   --------------  ------------
       Balance at December 31, 2007.......................        135.0           (107.6)          27.4
          Other changes in reserves.......................         68.0            (45.0)          23.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2008.......................        203.0           (152.6)          50.4
          Other changes in reserves.......................         52.0            (21.0)          31.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2009.......................   $    255.0      $    (173.6)    $     81.4
                                                            =============   ==============  ============


9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25.0 million and on each second-to-die policy of $30.0 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2009, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 37.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.8% of its current liability exposure resulting from the GMIB feature. See Note 8.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2009 and 2008 were $2,255.8 million and $4,821.7 million, respectively. The (decreases) increases in estimated fair value were $(2,565.9) million, $1,566.8 million and $6.9 million for 2009, 2008 and 2007, respectively.

        At December 31, 2009 and 2008, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $3,028.2 million and $2,897.2 million. Reinsurance payables related to insurance contracts totaling $79.7 million and $62.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2009 and 2008, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $207.0 million and $236.8 million at December 31, 2009 and 2008, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2009 and 2008 were $648.1 million and $732.3 million, respectively.

        The following table summarizes the effect of reinsurance:

                                                                2009             2008           2007
                                                            -------------  --------------   ------------
                                                                           (IN MILLIONS)

        Direct premiums....................................  $     838.2    $    848.3       $    855.1
        Reinsurance assumed................................        202.0         193.8            193.0
        Reinsurance ceded..................................       (609.1)       (283.5)          (243.2)
                                                            -------------  --------------   ------------
        Premiums                                             $     431.1    $    758.6       $    804.9
                                                            =============  ==============   ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $     197.1    $    169.1       $    153.9
                                                            =============  ==============   ============
        Policyholders' Benefits Ceded......................  $     485.2    $  1,221.8       $    510.7
                                                            =============  ==============   ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $       -      $     33.2       $     56.1
                                                            =============  ==============   ============

        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.0 million and $94.4 million at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008, respectively, $1,667.4 million and $1,680.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                 2009             2008             2007
                                                            --------------   --------------   --------------
                                                                              (IN MILLIONS)

        Incurred benefits related to current year..........  $       37.6     $      35.5      $       32.9
        Incurred benefits related to prior years...........           6.4             4.2              13.2
                                                            --------------   --------------   --------------
        Total Incurred Benefits............................  $       44.0     $      39.7      $       46.1
                                                            ==============   ==============   ==============

        Benefits paid related to current year..............  $       12.7     $      10.8      $       11.9
        Benefits paid related to prior years...............          34.1            28.8              32.8
                                                            --------------   --------------   --------------
        Total Benefits Paid................................  $       46.8     $      39.6      $       44.7
                                                            ==============   ==============   ==============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              ------------------------------
                                                                                    2009           2008
                                                                              --------------  --------------
                                                                                      (IN MILLIONS)
        Short-term debt:
        AllianceBernstein commercial paper
          (with interest rates of 0.2% and 1.8%).............................  $      249.1    $      284.8
                                                                              --------------  --------------
            Total short-term debt............................................         249.1           284.8
                                                                              --------------  --------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015.....................................         199.9           199.8
                                                                              --------------  --------------
            Total long-term debt.............................................         199.9           199.8
                                                                              --------------  --------------

        Total Short-term and Long-term Debt..................................  $      449.0    $      484.6
                                                                              ==============  ==============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12.9 million, as of December 31, 2009). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2009, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2009, SCB LLC maintained four separate uncommitted credit facilities with various banks totaling $525.0 million. In addition, SCB LLC has two lines of credit with a commercial bank as of December 31, 2009 and December 31, 2008, one for $75.0 million secured by U.S. Treasury Bills and a second for $50.0 million secured by pledges of equity securities.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders that expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. Amounts borrowed under the commercial paper program reduce amounts available for direct borrowing under the revolving credit facility on a dollar-for-dollar basis. AllianceBernstein was in compliance with the covenants as of December 31, 2009.

        Long-term Debt
        ---------------

        At December 31, 2009, the Company was not in breach of any long-term debt covenants.


11)     RELATED PARTY TRANSACTIONS

        Loans to Affiliates
        -------------------

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        Loans from Affiliates
        ---------------------

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        Other Transactions
        ------------------

        On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1.10 billion to a non-insurance subsidiary of AXA Financial in exchange for $700.0 million in cash and $400.0 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $438.9 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $56.3 million, $76.2 million and $63.1 million, respectively, for 2009, 2008 and 2007.

        In 2009, 2008 and 2007, respectively, the Company paid AXA Distribution and its subsidiaries $634.0 million, $754.2 million and $806.9 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $402.4 million, $320.5 million and $340.2 million, respectively, for their applicable share of operating expenses in 2009, 2008 and 2007, pursuant to the Agreements for Services.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2010 is expected to be approximately $348.0 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2009, 2008 and 2007 under this arrangement totaled approximately $0.6 million, zero and $1.7 million, respectively. Claims and expenses paid in 2009, 2008 and 2007 were $0.5 million, zero and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152.0 million, $157.8 million and $143.6 million in 2009, 2008 and 2007, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $50.3 million, $63.0 million and $58.4 million in 2009, 2008 and 2007, respectively. The net receivable related to these contracts was approximately $5.6 million and $3.4 million at December 31, 2009 and 2008, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                    2009               2008              2007
                                                              --------------      --------------    --------------
                                                                                  (IN MILLIONS)
        Investment advisory and services fees..............   $       658.5       $       870.5     $      1,027.6
        Distribution revenues..............................           277.3               378.4              473.4
        Other revenues - shareholder servicing fees........            90.1                99.0              103.6
        Other revenues - other.............................             7.0                 6.9                6.5
        Institutional research services....................             1.1                 1.2                1.6

12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

        For 2009, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $12.8 million and $19.0 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The Company's funding policy to its qualified pension plans (other than those of AllianceBernstein) is to make annual aggregate contributions of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, is greater. Cash contributions during 2010 are estimated to be approximately $215.0 million. AllianceBernstein's policy is to satisfy its funding obligation to its qualified retirement plan each year in an amount not less than the minimum required by ERISA, as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        38.3       $       41.6       $       39.0
        Interest cost......................................          136.2              134.1              128.8
        Expected return on assets..........................         (125.6)            (194.4)            (191.0)
        Curtailment gain...................................            -                 (3.5)               -
        Net amortization...................................           95.3               42.6               57.5
        Plan amendments....................................            1.8                -                  -
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $       146.0       $       20.4       $       34.3
                                                            =================   ================   =================

        Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Projected benefit obligation, beginning of year.......................   $    2,181.1       $    2,222.1
        Service cost..........................................................           30.3               33.6
        Interest cost.........................................................          136.2              134.1
        Actuarial losses (gains)..............................................           68.8              (27.6)
        Plan curtailment......................................................            -                (13.1)
        Benefits paid.........................................................         (177.0)            (168.0)
        Plan amendments.......................................................            1.8                -
                                                                                ----------------   -----------------
        Projected Benefit Obligation, End of Year..............................  $    2,241.2       $    2,181.1
                                                                                ================   =================

        The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2009               2008
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

        Pension plan assets at fair value, beginning of year....................   $    1,460.4      $     2,415.7
        Actual return on plan assets............................................          104.1             (813.6)
        Contributions...........................................................           31.8               35.6
        Benefits paid and fees..................................................         (190.3)            (177.3)
                                                                                  ----------------  -----------------
        Pension plan assets at fair value, end of year..........................        1,406.0            1,460.4
        PBO.....................................................................        2,241.2            2,181.1
                                                                                  ----------------  -----------------
        Excess of PBO Over Pension Plan Assets..................................   $     (835.2)     $      (720.7)
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $835.2 million and $720.7 million at December 31, 2009 and 2008, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,241.2 million and $1,406.0 million, respectively at December 31, 2009 and $2,181.1 million and $1,460.4 million, respectively, at December 31, 2008. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,206.4 million and $1,406.0 million, respectively, at December 31, 2009 and $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008. The accumulated benefit obligation for all defined benefit pension plans were $2,206.4 million and $2,137.7 million at December 31, 2009 and 2008, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2009 and 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2009                 2008
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................... $      1,492.9       $      1,497.0
        Unrecognized prior service cost.....................................            7.5                  3.2
        Unrecognized net transition asset...................................            (.5)                 (.6)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.9       $      1,499.6
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $124.0 million, $(0.9) million, and (0.1) million, respectively.

        The following table discloses the allocation of the fair value of total plan assets for the qualified plans of the Company at December 31, 2009 and 2008:

                                                                                     DECEMBER 31,
                                                                            ------------------------
                                                                               2009         2008
                                                                            -----------  -----------
                                                                                  (IN MILLIONS)

       Fixed maturities..................................................        45.3%       27.9%
       Equity securities.................................................        37.0        54.1
       Equity real estate................................................        11.6        16.7
       Cash and short-term investments...................................         6.1         1.3
                                                                                -------     ------
                                                                                100.0%      100.0%
                                                                                =======     ======

        The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% equity real estate and other investments. Prior to this change, the target asset mix included equity securities, fixed maturities and real estate at 65%, 25% and 10%, respectively. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

        During fourth quarter 2008, a short-term hedge program were executed by the AXA Equitable qualified pension plans to minimize further downside equity risk, which in 2009 was extended for a period of one year.

        The following table discloses the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2009.

                                                                       AT DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        ASSET CATEGORIES
        Fixed maturities:
          Corporate............................. $        -       $       414.8     $         -       $      414.8
          US Treasury, government
            and agency..........................          -               192.4               -              192.4
          States and political subdivisions.....          -                 9.2               -                9.2
          Foreign governments...................          -                 -                 -                -
          Commercial mortgage-backed............          -                 -                 -                -
          Asset-backed..........................          -                 -                 -                -
          Other structured debt.................          -                 -                 6.5              6.5
        Common and preferred equity.............        574.7               1.4               -              576.1
        Mutual funds............................          5.0               -                 -                5.0
        Hedge funds.............................          -                 6.5               -                6.5
        Derivatives, net........................        (95.9)              -                 -              (95.9)
        Private real estate investment funds....          -                 -                12.1             12.1
        Private investment trusts...............          -                44.4             146.7            191.1
        Commercial mortgages....................          -                 -                 1.8              1.8
        Cash and cash equivalents...............         32.0               1.4               -               33.4
        Short-term investments..................         29.2              23.8               -               53.0
                                                ---------------  ----------------  ---------------   ---------------
          Total................................. $      545.0     $       693.9     $       167.1     $    1,406.0
                                                ===============  ================  ===============   ===============

        At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprise approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $146.7 million in a private real estate investment trust through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified plan assets.

        The table below presents a reconciliation for all Level 3 qualified plan assets at December 31, 2009.

                                                           PRIVATE REAL
                                                              ESTATE         PRIVATE
                                             FIXED          INVESTMENT     INVESTMENT      COMMERCIAL
                                          MATURITIES(1)       FUNDS          TRUSTS        MORTGAGES       TOTAL
                                          -------------   -------------   ------------   -------------   ----------
                                                                    (IN MILLIONS)

       Balance at
        December 31, 2008.............    $        5.9    $       15.4    $      224.4   $        2.1    $   247.8
       Actual return on Plan assets:
          Relating to assets still
          held at December 31, 2009...              .6            (2.6)          (77.7)           (.1)       (79.8)
          Relating to assets sold
          during 2009.................             -               (.1)            -               .1          -
       Purchases, sales, issues
        and settlements, net..........             -               (.6)            -              (.3)         (.9)
       Transfers into/
        out of Level 3................             -               -               -              -            -
       Balance at                         ------------    ------------    ------------   ------------    ----------
        December 31, 2009.............    $        6.5    $       12.1    $      146.7   $        1.8    $   167.1
                                          =============   =============   ============   =============   ===========

        (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

        The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2009 and 2008 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2009 and 2008.

                                                                                   2009               2008
                                                                               -------------      -------------
       Discount rates:
         Benefit obligation...............................................         6.00%              6.50%
         Periodic cost....................................................         6.50%              6.25%(1)

       Rates of compensation increase:
         Benefit obligation and periodic cost.............................         6.00%              6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost).....................................         6.75%              8.50%

        (1) For pension plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. The decrease in the expected long-term rate of return assumption in 2009 reflected the revised asset allocation strategy implemented in January 2009.

        Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $15.5 million, $17.3 million and $18.9 million for 2009, 2008 and 2007, respectively.

        The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2010, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2009 and include benefits attributable to estimated future employee service.

                                                              PENSION
                                                              BENEFITS
                                                          ----------------
                                                            (IN MILLIONS)
                               2010...................... $       185.7
                               2011......................         194.1
                               2012......................         195.7
                               2013......................         194.7
                               2014......................         194.1
                               Years 2015-2019...........         947.9

        AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), a direct wholly owned subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding Units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding Units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding Units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $221.1 million, $133.1 million and $289.1 million for 2009, 2008 and 2007, respectively. As further described in Note 13, the cost of the 2009 awards made in the form of restricted Holding Units was measured, recognized, and disclosed as a share-based compensation program.


13)     SHARE-BASED COMPENSATION AND OTHER COMPENSATION PROGRAMS

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $78.4 million, $33.8 million and $81.2 million for share-based payment arrangements as further described herein.

        Performance Units. On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4.3 million and equity settlements of the remainder with approximately 46,615 restricted AXA ADRs for aggregate value of approximately $0.8 million.

        On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on the last day of the vesting period. For 2009, the Company recognized compensation expense of approximately $4.6 million in respect of the March 20, 2009 grant of performance units.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        For 2009, 2008 and 2007, the Company recognized compensation costs of $4.6 million, $5.5 million and $11.6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards are, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2009 and 2008 was $17.5 million and $17.3 million, respectively. Approximately 718,754 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing one-half of the award granted on March 31, 2009.

        Option Plans. On March 20, 2009, approximately 1.7 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 10.00 Euros. Approximately 1.4 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.3 million have a four-year cliff vesting term. In addition, approximately 0.2 million of the total options awarded on March 20, 2009 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between March 20, 2009 and March 20, 2013. All of the options granted on March 20, 2009 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $3.7 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2009, the expense associated with the March 20, 2009 grant of options was approximately $1.4 million.

        On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding Units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $22.9 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding Units generally vest ratably over a five year period.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). The aggregate number of AllianceBernstein Holding Units subject to options granted or otherwise awarded under its long-term incentive compensation plans, may not exceed 41.0 million. At December 31, 2009, approximately 19.6 million options to purchase AllianceBernstein Holding Units and 15.2 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum.

        A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2009 follows:

                                                                     Options Outstanding
                           ------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------   ------------------------------   ---------------------------------
                                                Weighted                          Weighted                           Weighted
                               Number           Average             Number         Average          Number            Average
                             Outstanding        Exercise         Outstanding       Exercise       Outstanding         Exercise
                            (In Millions)        Price          (In Millions)       Price        (In Millions)         Price
                           --------------    ---------------   --------------   -------------   ---------------  ----------------
Options outstanding at
   January 1, 2009........          13.8     (euro)    26.54           12.3      $     20.40             6.7     $        66.11
Options granted...........           2.1     (euro)    10.78             .2      $     12.00             6.6     $        17.06
Options exercised.........            .3     (euro)     -              (1.0)     $     16.01             -       $         -
Options forfeited, net....          (1.2)    (euro)    27.06            (.6)     $     26.74            (0.9)    $        45.09
Options expired...........           -                                  -                                (.3)    $        30.21
                           --------------                     ---------------                   ---------------
Options Outstanding at
   December 31, 2009......          15.0     (euro)    23.75           10.9      $     19.95            12.1     $        41.79
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -                        $     64.4                      $         -
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.92                               3.18                               -
                           ==============                     ===============                   ===============
Options Exercisable at
   December 31, 2009......           6.2     (euro)    24.85           10.9      $     19.4              2.8     $        51.91
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -(2)                     $     64.0                      $         -(2)
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           5.54                               3.16                             2.9
                           ==============                     ===============                   ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2009 of the respective underlying shares over the strike prices of the option awards.

        (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2009 was $15.8 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2009, 2008 and 2007 were $7.7 million, $43.5 million and $141.4 million, respectively, resulting in amounts currently deductible for tax purposes of $2.7 million, $14.6 million and $48.0 million, respectively, for the periods then ended. In 2009, 2008 and 2007, windfall tax benefits of approximately $2.3 million, $10.0 million and $34.3 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2009, AXA Financial held 1.3 million AXA ADRs in treasury at a weighted average cost of approximately $25.38 per ADR, of which approximately 1.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. These call options expired on November 23, 2009. During 2009, AXA Financial utilized approximately 1.0 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2009, 2008 and 2007, respectively.

                                                 AXA Ordinary Shares               AllianceBernstein Holding Units
                                           ---------------------------------   ----------------------------------------
                                             2009       2008        2007           2009          2008         2007
                                           --------   ---------   ----------   ------------   ----------   ------------

        Dividend yield....................  10.69%      7.12%       4.10%         5.2-6.1%        5.4%       5.6-5.7%

        Expected volatility...............   57.5%      34.7%       27.5%          0-44.6%       29.3%     27.7-30.8%

        Risk-free interest rates..........   2.74%      4.19%       4.40%         1.6-2.1%        3.2%       3.5-4.9%

        Expected life in years............    5.5        6.0         5.5          6.0-6.5         6.0        6.0-9.5

        Weighted average fair value per
          option at grant date............ $ 2.57     $ 5.70      $ 9.61       $     3.52     $ 10.85      $   15.96

        For 2009, 2008 and 2007, the Company recognized compensation costs for employee stock options of $20.2 million, $27.0 million, and $38.8 million, respectively. As of December 31, 2009, approximately $53.5 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 4.2 years.

        Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding Units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding Units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

        In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding Units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding Units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding Unit awards was approximately $256.6 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Holding Unit. These Holding Units vest ratably over a 5-year period and are subject to accelerated vesting.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $44.6 million, $6.1 million and $8.6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2009, approximately 12.5 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2009, approximately $236.6 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.9 years.

        The following table summarizes unvested restricted AXA ADR activity for 2009.

                                                                  Weighted
                                                 Shares of        Average
                                                Restricted       Grant Date
                                                   Stock         Fair Value
                                              --------------   ---------------

        Unvested as of January 1, 2009.......      461,102      $      31.92
        Granted..............................       63,088      $      12.30
        Vested...............................      118,626      $      22.31
        Forfeited............................        1,079
                                              --------------
        Unvested as of December 31, 2009.....      404,485      $      31.74
                                              ==============

        Restricted AXA ADRs vested in 2009, 2008 and 2007 had aggregate vesting date fair values of approximately $1.5 million, $3.3 million and $7.0 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $5.6 million.

        Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(0.5) million, $(5.5) million and zero for 2009, 2008 and 2007, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2009 and 2008 was $0.7 million and $1.2 million, respectively. At December 31, 2009, 133,266 tandem SARs/NSOs were outstanding, for which the SARs component had maximum value of $2.0 million. Approximately 80% of these tandem SARs/NSOs expired on February 16, 2010, with the remainder to expire in third quarter 2010. During 2009, 2008 and 2007, respectively, approximately 11,368, 0.7 million and 0.4 million of these awards were exercised at an aggregate cash-settlement value of $0.1 million, $9.2 million and $7.2 million.

        SARs. On March 20, 2009, 129,722 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 10.00 Euros as of the date of exercise. At December 31, 2009, 731,959 million SARs were outstanding, having weighted average remaining contractual term of 8.0 years. The accrued value of SARs at December 31, 2009 and 2008 was $1.1 million and $0.4 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2009, 2008 and 2007, the Company recorded compensation expense for SARs of $0.7 million, $(2.3) million and $1.0 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        AXA Shareplan. In 2009, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to reserve a subscription to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2009. Similar to the AXA Shareplan programs previously offered in 2001 through 2008, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price of $22.06 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at the same formula discounted price on a leveraged basis with a guaranteed return of initial investment plus a variable percentage of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $7.0 million in 2009, $1.1 million in 2008 and $27.7 million in 2007 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2009, 2008 and 2007 primarily invested under Investment Option B for the purchase of approximately 5.5 million, 6.5 million and
        5.3 million AXA ordinary shares, respectively.

        AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2009, 2008 and 2007, respectively, AXA Financial Group recognized compensation expense of approximately $1.8 million, $1.9 million and $5.4 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

14)     NET INVESTMENT (LOSS) INCOME AND INVESTMENT GAINS (LOSSES), NET

        The following table breaks out Net investment (loss) income by asset category:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,582.3        $    1,668.6       $    1,728.5
        Mortgage loans on real estate......................         231.3               251.7              233.5
        Equity real estate.................................           5.7                11.7               14.2
        Other equity investments...........................         (67.8)             (110.9)             236.6
        Policy loans.......................................         238.3               251.3              255.9
        Short-term investments.............................          20.5                30.8               55.1
        Derivative investments.............................      (3,079.4)            7,302.1               86.6
        Broker-dealer related receivables..................          14.8                65.5              234.6
        Trading securities.................................         137.2              (343.5)              29.5
        Other investment income............................          14.2                27.9               51.7
                                                            -----------------   ----------------   -----------------
          Gross investment (loss) income...................        (902.9)            9,155.2            2,926.2

        Investment expenses................................         (73.2)              (64.7)             (78.1)
        Interest expense...................................          (4.4)              (36.5)            (194.4)
                                                            -----------------   ----------------   -----------------

        Net Investment (Loss) Income.......................  $     (980.5)       $    9,054.0       $    2,653.7
                                                            =================   ================   =================

        For 2009, 2008 and 2007, respectively, Net investment (loss) income from derivatives included $(1,769.1) million, $6,622.6 million and $16.4 million of realized (losses) gains on contracts closed during those periods and $(1,310.3) million, $679.5 million and $70.2 million of unrealized (losses) gains on derivative positions at each respective year end.

        Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $        (2.5)      $     (367.3)      $      (55.6)
        Mortgage loans on real estate......................            -                  2.3                7.8
        Equity real estate.................................            (.1)              (1.6)               7.3
        Other equity investments...........................           53.3               11.5               16.9
        Other(1)...........................................            3.0               16.6               16.4
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $        53.7       $     (338.5)      $       (7.2)
                                                            =================   ================   =================

        (1) In 2008 and 2007, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million and $15.5 million for 2008 and 2007, respectively. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2009, no gain or loss was recorded on these transactions.

        Writedowns of fixed maturities were $163.4 million, $285.9 million and $79.0 million in 2009, 2008 and 2007, respectively. There were no writedowns of mortgage loans on real estate in 2009, 2008 and 2007. There were no writedowns of equity real estate in 2009, 2008 and 2007.

        For 2009, 2008 and 2007, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $2,900.7 million, $324.4 million and $1,554.6 million. Gross gains of $319.5 million, $3.3 million and $12.6 million and gross losses of $127.8 million, $94.5 million and $20.3 million were realized on these sales in 2009, 2008 and 2007, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2009, 2008 and 2007 amounted to $2,353.4 million, $(2,525.8) million and $(376.4) million, respectively.

        For 2009, 2008 and 2007, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $39.5 million, $47.7 million and $52.7 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, Attributable to AXA Equitable,
          beginning of year................................ $     (1,270.8)     $       103.6      $       282.2
        Changes in unrealized investment gains
          (losses) on investments..........................        2,494.0           (2,608.8)            (380.5)
        Impact of unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................           58.2             (163.7)              24.8
            DAC............................................         (578.4)             582.0               83.5
            Deferred income tax (expense) benefit..........         (704.6)             746.2              103.4
                                                            -----------------   ----------------   -----------------
        Total..............................................           (1.6)          (1,340.7)             113.4
        Less: Changes in unrealized investment (gains)
          losses attributable to noncontrolling interest...          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $       (67.8)      $    (1,270.8)     $       103.6
                                                           =================   ================   =================

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities............................... $         33.0      $    (2,450.4)     $       155.5
            Other equity investments.......................            8.5               (2.1)               0.8
                                                            -----------------   ----------------   -----------------
              Total........................................           41.5           (2,452.5)             156.3
          Impact of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................          (70.4)            (128.6)              35.1
            DAC............................................          (23.3)             555.1              (26.9)
            Deferred income tax (expense) benefit .........           (0.6)             704.0              (42.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................          (52.8)          (1,322.0)             122.3
        Less: (Income) loss attributable to
          noncontrolling interest..........................          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $        (67.8)     $    (1,270.8)     $       103.6
                                                            =================   ================   =================

15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:
          Current (benefit) expense .......................  $       (81.1)      $     (319.7)      $      464.0
          Deferred (benefit) expense.......................       (1,191.0)           2,010.2              288.5
                                                            -----------------   ----------------   -----------------
        Total..............................................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax (benefit) expense..............  $    (1,077.5)      $    1,885.1       $      937.5
        Noncontrolling interest............................         (104.8)            (132.3)            (227.3)
        Separate Accounts investment activity..............          (71.6)             (66.5)             (52.0)
        Non-taxable investment (loss) income...............          (26.9)              26.1              (21.7)
        Adjustment of tax audit reserves...................           (7.4)               9.9               21.5
        State income taxes.................................           11.6               20.5               50.2
        AllianceBernstein Federal and foreign taxes........            6.3              (53.3)              40.2
        Other..............................................           (1.8)               1.0                4.1
                                                            -----------------   ----------------   -----------------
        Income Tax (Benefit) Expense.......................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2009                  December 31, 2008
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $     438.0      $        -        $      297.1      $       -
        Reserves and reinsurance...............          -               878.7               -            1,465.8
        DAC....................................          -             2,307.6               -            2,209.5
        Unrealized investment losses...........         40.2               -               683.6              -
        Investments............................          -               584.7               -              722.2
        Other..................................         67.0               -                 -               47.0
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     545.2      $    3,771.0      $      980.7      $   4,444.5
                                                ===============  ================  ===============   ===============

        The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2009, $534.4 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $88.1 million would need to be provided if such earnings were remitted.

        At December 31, 2009, the total amount of unrecognized tax benefits was $599.9 million, of which $425.5 million would affect the effective rate and $174.4 million was temporary in nature. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million, of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2009 and 2008 were $81.0 million and $77.3 million, respectively. Tax (benefit) expense for 2009, 2008 and 2007, respectively, reflected $3.7 million, $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                    2009               2008               2007
                                                              ----------------   ----------------   ----------------
                                                                                   (IN MILLIONS)
       Balance at January 1...............................    $         428.6    $         343.6    $         325.2
       Additions for tax positions of prior years.........              146.2               81.3               19.2
       Reductions for tax positions of prior years........              (50.2)              (4.9)              (1.5)
       Additions for tax positions of current years.......                1.3                 .9                3.4
       Reductions for tax positions of current year.......                -                  -                 (0.3)
       Settlements with tax authorities...................               (5.8)               7.7               (2.4)
                                                              ----------------   ----------------   ----------------
       Balance, December 31...............................    $         520.1    $         428.6    $         343.6
                                                              ================   ================   ================

        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by state and local tax authorities. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

        In 2009, IRS examinations for years subsequent to 2003 for the Company have been initiated. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2009 and 2008. The following tables reconcile the Earnings (losses) from discontinued operations, net of income taxes and Gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years in the period ended December 31, 2009:

                                                                          2009          2008            2007
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)

       EARNINGS (LOSSES) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $     (9.7)    $   (27.5)     $      (.1)
       Real estate held-for-sale.....................................        12.4          22.7             6.8
       Disposal of business - Enterprise.............................         -             -               1.0
                                                                      -------------  ------------   -------------
       Total.........................................................  $      2.7     $    (4.8)     $      7.7
                                                                      =============  ============   =============

       GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      -       $     6.3      $      3.2
       Disposal of business - Enterprise.............................         -             -               (.4)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      -       $     6.3      $      2.8
                                                                      =============  ============   =============

        During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $123.5 million. Proceeds on the sale that were received by Wind-up Annuities' were $319.6 million. In connection with the sale, Wind-up Annuities acquired a $150.0 million mortgage from the affiliate on the property sold and a $50.3 million interest in another equity real estate property from continuing operations.

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multi-manager Funds Trust, AXA Enterprise Funds Trust and The Enterprise

        Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. In 2007, $0.7 million pre-tax ($0.4 million post-tax) of severance and transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007, on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2009 and 2008, there were no impairments recorded on intangible assets associated with AXA Enterprise Fund's investment management contracts based upon fair value. At December 31, 2009 and 2008, there were no assets or liabilities related to these operations.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, and which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established. Due to the significant decline in in-force business, at December 31, 2009 the remaining assets and liabilities of the Wind-up Annuities were consolidated into the Company's consolidated balance sheet on a line-by-line basis.

        The Company evaluates the need for an allowance for future losses quarterly; the process involved comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment was required. Investment and benefit cash flow projections were updated annually as part of the Company's annual planning process. If the Company's analysis in any given period indicates that an allowance for future losses was not necessary, any current period Wind-up Annuities' operating losses or earnings were recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2009, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involved numerous estimates and subjective judgments regarding the expected performance of invested assets held for the Wind-up Annuities' business and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, the establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                  2009(1)                2008
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $530.5 and $661.8)..............................  $      543.5         $      602.1
        Mortgage loans on real estate........................................         150.4                  1.2
        Equity real estate...................................................          92.2                162.2
        Other invested assets................................................          84.4                  1.3
                                                                              -----------------    -----------------
          Total investments..................................................         870.5                766.8
        Other assets.........................................................            .5                 77.1
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      871.0         $      843.9
                                                                              =================    =================

        Policyholders liabilities............................................  $      705.1         $      723.4
        Other liabilities....................................................         165.9                120.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      871.0         $      843.9
                                                                              =================    =================

        (1) Amounts are now included in the consolidated balance sheet at December 31, 2009 on a line-by-line basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $10.2, $19.3 and $19.6)..............  $        60.0       $       64.0       $       64.9
        Investment (losses) gains, net:
          Total OTTI losses................................           (5.1)              (5.6)              (8.6)
          Portion of loss recognized in other
             comprehensive income..........................            -                  -                  -
                                                            -----------------   ----------------   -----------------
               Net impairment losses recognized............           (5.1)              (5.6)              (8.6)
          Other investment (losses) gains, net.............           (1.3)                .8                7.8
                                                            -----------------   ----------------   -----------------
                 Total investment losses, net..............           (6.4)              (4.8)               (.8)
                                                            -----------------   ----------------   -----------------
        Policy fees, premiums and other income.............           (2.8)                .1                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           50.8               59.3               64.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           69.2              101.7               80.0
        Losses charged to the
          allowance for future losses......................            -                  -                (15.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (18.4)             (42.4)               (.1)

        Income tax benefit ................................            8.7               14.9                -
                                                            -----------------   ----------------   -----------------

        Losses from Wind-up Annuities......................  $        (9.7)      $      (27.5)      $        (.1)
                                                            =================   ================   =================

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments........... $          9.2      $    (1,322.0)     $       122.3
        Defined benefit pensions plans.....................         (967.9)            (964.8)            (371.5)
        Impact of implementing new accounting guidance,
          net of taxes.....................................          (62.0)               -                  -
                                                            -----------------   ----------------   -----------------
        Total accumulated other
          comprehensive loss...............................       (1,020.7)          (2,286.8)            (249.2)
        Accumulated other comprehensive (income) loss
          attributable to noncontrolling interest..........          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Accumulated Other Comprehensive Loss Attributable
          to AXA Equitable................................. $     (1,035.7)     $    (2,235.6)     $      (267.9)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period..................................... $      2,391.1      $    (2,533.5)     $      (357.8)
          (Gains) losses reclassified into net (loss)
            earnings during the period.....................         (164.9)              75.3               22.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......        2,556.0           (2,608.8)            (380.5)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................       (1,224.8)           1,164.5              211.7
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses),
          net of adjustments...............................        1,331.2           (1,444.3)            (168.8)
        Change in defined benefits pension plans...........           (3.1)            (593.3)              78.0
                                                            -----------------   ----------------   -----------------
        Total other comprehensive income (loss),
          net of income taxes..............................        1,328.1           (2,037.6)             (90.8)
        Other comprehensive (income) loss
          attributable to noncontrolling interest..........          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Other Comprehensive Income (Loss)
          Attributable to AXA Equitable.................... $      1,261.9      $    (1,967.7)     $      (100.6)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2009, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2010-2014 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2010 and the four successive years are $203.9 million, $205.2 million, $212.5 million, $218.8 million, $210.7 million and $2,243.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2010 and the four successive years is $8.4 million, $5.4 million, $4.0 million, $3.9 million, $3.6 million and $9.4 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2010 and the four successive years is $0.6 million, $0.5 million, $0.4 million, $0.2 million, $0.1 million and zero thereafter.

        Restructuring
        -------------

        As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009                2008               2007
                                                            ------------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.......................... $        59.6      $        30.7      $        18.3
        Additions  .........................................          79.1               67.9               24.9
        Cash payments ......................................        (111.5)             (33.8)             (10.8)
        Other reductions....................................          (6.9)              (5.2)              (1.7)
                                                            ------------------  -----------------  ------------------
        Balance, End of Year ............................... $        20.3      $        59.6      $        30.7
                                                            ==================  =================  ==================

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2009, these arrangements include commitments by the Company to provide equity financing of $615.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2009. AXA Equitable had $56.8 million of commitments under existing mortgage loan agreements at December 31, 2009.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2009, AllianceBernstein was not required to perform under the agreement and at December 31, 2009 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In April 2008, the plaintiffs filed a motion for class certification. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction, which was denied by the Court in February 2009. In March 2009, AXA Equitable stipulated to class certification relating to the imposition of a "cap" or "company contribution limit" on the amount it would contribute to retiree's health care costs. In June 2009, AXA Equitable filed an opposition to class certification of the claim in which plaintiffs allege that AXA Equitable improperly replaced certain health care options with purportedly inferior options. In December 2009, the Court denied the health care options class certification, allowing plaintiffs to replead. In January 2010, the plaintiffs filed a second amended complaint. The trial date is currently scheduled for June 2010.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. The resolution of the lawsuits alleging these and other claims in the past have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $311.6 million during 2010. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2009, 2008 and 2007, the Insurance Group statutory net income (loss) totaled $1,782.9 million, $(1,074.8) million and $605.8 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,838.0 million and $3,588.1 million at December 31, 2009 and 2008, respectively. In 2007, AXA Equitable paid $600.0 million in shareholder dividends; no dividends were paid in 2009 and 2008.

        At December 31, 2009, AXA Equitable, in accordance with various government and state regulations, had $84.4 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2010 will approximate $71.0 million.

        At December 31, 2009 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2009.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings and equity on a U.S. GAAP basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock.................................... $        (39.1)     $    (3,414.3)     $        71.7
        Change in AVR......................................          288.9             (808.4)            (167.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          249.8           (4,222.7)             (95.5)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (5,995.3)               3.2              415.1
          DAC..............................................          860.4           (2,089.9)             620.1
          Deferred income taxes............................        1,167.0           (4,116.6)            (677.8)
          Valuation of investments.........................         (659.3)           3,695.4                2.8
          Valuation of investment subsidiary...............         (578.9)           5,046.4              461.7
          Change in fair value of GMIB
             reinsurance contracts.........................       (2,565.9)           1,566.8                6.9
          Pension adjustment..............................            17.0            1,389.7                -
          Premiums and benefits ceded to AXA Bermuda......         5,540.8            2,846.7                -
          Issuance of surplus notes.......................             -             (1,000.0)               -
          Shareholder dividends paid......................             -                  -                600.0
          Changes in non-admitted assets...................           29.5              136.9               19.4
          Other, net.......................................          (32.4)             (12.6)            (150.3)
          U.S. GAAP adjustments for Wind-up Annuities .....         (195.5)             (16.7)              31.2
                                                            -----------------   ----------------   -----------------
        U.S. GAAP Net (Loss) Earnings ..................... $     (2,162.8)     $     3,226.6      $     1,233.6
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................ $      3,115.9      $     3,155.0      $     6,569.3
        AVR................................................          722.0              433.1            1,242.7
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,837.9            3,588.1            7,812.0
        Adjustments:
          Future policy benefits and policyholders'
             account balances..............................       (1,463.6)          (1,487.3)          (2,270.2)
          DAC..............................................        7,745.2            7,482.0            9,019.3
          Deferred income taxes............................       (3,704.9)          (4,585.1)          (1,089.3)
          Valuation of investments.........................          672.8           (2,312.5)             457.1
          Valuation of investment subsidiary...............       (1,018.9)             588.1           (4,458.3)
          Fair value of GMIB reinsurance contracts.........        2,255.8            4,821.7              124.7
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,177.5            3,495.8                -
          Non-admitted assets..............................        1,036.2            1,144.0            1,014.5
          Issuance of surplus notes........................       (1,524.9)          (1,524.9)            (524.8)
          Other, net.......................................         (152.2)             141.3               76.0
          U.S. GAAP adjustments for Wind-up Annuities......            -                 12.4                1.5
                                                            -----------------   ----------------   ------------------
        U.S. GAAP Total AXA Equitable Equity............... $     10,860.9      $    11,363.6      $    10,162.5
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2009               2008               2007
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $       336.3       $    15,075.4     $     6,903.3
       Investment Management (1)..........................         2,941.7             3,542.7           4,561.8
       Consolidation/elimination..........................           (36.0)              (76.5)            (91.4)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     3,242.0       $    18,541.6     $    11,373.7
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $55.6 million, $93.3 million and $128.9 million for 2009, 2008 and 2007, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT (LOSS) EARNINGS FROM CONTINUING                    2009                2008               2007
          OPERATIONS BEFORE INCOME TAXES:                   -----------------   -----------------  -----------------
                                                                                   (IN MILLIONS)

       Insurance..........................................   $    (3,665.7)     $     4,453.8      $     1,278.0
       Investment Management..............................           588.7              932.2            1,400.5
       Consolidation/elimination..........................            (1.7)               (.4)               -
                                                            -----------------   -----------------  -----------------
       Total (Loss) Earnings from Continuing Operations
          before Income Taxes.............................   $    (3,078.7)     $     5,385.6      $     2,678.5
                                                            =================   =================  =================

                                                                                     DECEMBER 31,
                                                                    ------------------------------------------------
                                                                             2009                     2008
                                                                    -----------------------   ----------------------
                                                                                     (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................            $    139,202.3           $    123,757.3
       Investment Management..............................                  10,770.7                 12,520.2
       Consolidation/elimination..........................                     (68.6)                   (11.2)
                                                                    -----------------------   ----------------------
       Total Assets.......................................            $    149,904.4           $    136,266.3
                                                                    =======================   ======================

        In accordance with SEC regulations, securities with a fair value of $947.9 million and $2,547.9 million have been segregated in a special reserve bank custody account at December 31, 2009 and 2008, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2009 and 2008 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2009
        ----
        Total Revenues................ $      1,320.3     $     (1,033.8)     $     1,685.1        $     1,270.4
                                       =================  =================   ==================   ==================

        Loss from Continuing
          Operations, Net of Income
          Taxes....................... $       (315.4)    $     (1,347.4)     $      (140.6)       $      (362.1)
                                       =================  =================   ==================   ==================

        Net Loss, Attributable to
          AXA Equitable............... $       (310.3)    $     (1,343.9)     $      (145.1)       $      (363.5)
                                       =================  =================   ==================   ==================

        2008
        ----
        Total Revenues................ $      3,782.6     $      2,401.3      $     3,377.7        $     8,980.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations, Net of
          Income Taxes................ $        595.6     $        505.1      $        91.6        $     2,032.8
                                       =================  =================   ==================   ==================

        Net Earnings, Attributable to
          AXA Equitable............... $        607.4     $        510.6      $        96.6        $     2,012.0
                                       =================  =================   ==================   ==================

AXA Equitable Life Insurance Company


VARIABLE LIFE INSURANCE POLICIES



PARAMOUNT LIFE(SM)       SURVIVORSHIP INCENTIVE LIFE(SM)
IL PROTECTOR             INCENTIVE LIFE(R) '02
IL COLI                  SURVIVORSHIP INCENTIVE LIFE(SM) '02
IL COLI '04              INCENTIVE LIFE(R) '06
INCENTIVE LIFE PLUS      INCENTIVE LIFE LEGACY(R)
SURVIVORSHIP 2000        INCENTIVE LIFE LEGACY(R) II
INCENTIVE LIFE(R) 2000   SURVIVORSHIP INCENTIVE LIFE(SM) LEGACY
CHAMPION 2000            INCENTIVE LIFE OPTIMIZER(R)
INCENTIVE LIFE(R)



PROSPECTUS SUPPLEMENT DATED MAY 1, 2010

--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2010, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2010), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2010, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.









                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104


   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life(R), Incentive Life Optimizer(R) and Incentive Life Legacy(R),
                               are issued by and
     are registered service marks of AXA Equitable Life Insurance Company.
            Paramount Life(SM) and Survivorship Incentive Life(SM) are service marks of AXA Equitable Life Insurance Company.


EVM (5/10)                                                              (5/10)
IF/NB                                                                   x02964

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2010 TO PROSPECTUS DATED MAY 1, 2010 FOR INCENTIVE LIFE OPTIMIZER(R)

--------------------------------------------------------------------------------


This Supplement concerns a new investment option under our Incentive Life Optimizer(R) policies. The new investment option is our Market Stabilizer Option(SM) ("MSO"), which is available to you, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the "Segments" of the MSO, each of which has a limited duration (a "Segment Term").

The purpose of this Supplement is solely to add to the May 1, 2010 Incentive Life Optimizer(R) Prospectus ("Optimizer Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(SM) prospectus ("MSO Prospectus") dated March 31, 2010. All of the information in the Optimizer Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the Optimizer Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with the Optimizer Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Optimizer Prospectus.


NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to impose up to a $25 charge for transfers under the Incentive Life Optimizer policies, we will never apply this charge for any transfers into or out of the MSO.

Accordingly, the following language is added to footnote 7 on page 3 of the Optimizer Prospectus (which appears in the section of that Prospectus entitled "Tables of policy charges"):

     Nor will this charge apply to any transfers to or from any Market Stabilizer Option ("MSO") that we make available as an investment option under a Policy or any transfers to or from any Holding Account that we make available in connection with any MSO. Please refer to the separate prospectus for the MSO ("MSO Prospectus") for information about the MSO and the related "Holding Account."


CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" on page 2 of the Optimizer Prospectus:

--------------------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED              MAXIMUM AMOUNT THAT MAY BE DEDUCTED
--------------------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION
(MSO)*
--------------------------------------------------------------------------------------------------------------------
  MSO VARIABLE INDEX BENEFIT   Upon allocation to MSO Segment       0.75% of policy account value allocated
  CHARGE
--------------------------------------------------------------------------------------------------------------------
  MSO VARIABLE INDEX           Monthly (during any MSO              Annual % of your Segment Account Value 1.65%**
  SEGMENT ACCOUNT CHARGE       Segment Term)
--------------------------------------------------------------------------------------------------------------------
  MSO LOAN SPREAD              On each policy anniversary (or on    2% for New York and Oregon policies
                               loan termination, if earlier)        5% for all other policies***
--------------------------------------------------------------------------------------------------------------------
  MSO EARLY DISTRIBUTION       On surrender or other distribution   75% of Segment Account Value****
  ADJUSTMENT                   (including loan) from an MSO
                               Segment before the Segment
                               Term's end
--------------------------------------------------------------------------------------------------------------------

*Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment," "Segment Term," "Segment Start Date," "Segment Account Value" and "Early Distribution Adjustment."

**Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.

EVM-102 (5/10)                                                          x03094
NB/IF                                                             Cat # 143821

***We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

****The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO prospectus for more information about the index and Early Distribution Adjustment.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled "How we allocate charges among your investment options" on page 5 of the Optimizer Prospectus:

  Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's unloaned guaranteed interest option. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any MSO Segment.) The Charge Reserve Amount at the beginning of any Segment is the estimated amount required to pay all monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the remainder of the Segment Term.

  While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the unloaned guaranteed interest option, rather than from the investment options from which those charges otherwise would be deducted. If you have insufficient policy account value in the unloaned guaranteed interest option to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from any variable investment options (other than any Segments) that you are then using. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction from any MSO Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts investment in a Segment, and no contrary instructions from you would apply during the Segment Term.

  If we have to make any distribution from an MSO Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

  Please refer to the MSO Prospectus for detailed information about the above procedures.




                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104


   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.
                   Incentive Life Optimizer(R) is issued by and is a registered trademark of AXA Equitable Life Insurance Company.

                                     PART C

Item 26. Exhibits

        (a)             Certified resolution re Authority to Market Variable Life Insurance and
                        Establish Separate Accounts, incorporated herein by reference to
                        Exhibit No. 1-A(1)(a)(i) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on December 11, 1996.

        (b)             Inapplicable.

        (c)(i)          Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit 1-A(3)(b) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on December 11, 1996.

        (c)(ii)         Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (now AXA
                        Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6,
                        File No. 333-17663, filed on December 11, 1996.

        (c)(iii)        Distribution Agreement for services by The Equitable Life Assurance Society of the United States
                        to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated herein by reference to Exhibit No. 1-A(10)(c) to Registration Statement on Form S-6, File No. 333-17663, filed on
                        April 19, 2001.

        (c)(iv)         Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life
                        Assurance Society of the United States dated January 1, 2000, incorporated herein by reference to
                        Exhibit No. 1-A(10)(d) to Registration Statement on Form S-6, File No. 333-17663, filed on April 19, 2001.

        (c)(v)          General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the
                        United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h)
                        to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

        (c)(vi)         First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life
                        Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed
                        April 19, 2004.

        (c)(vii)        Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life
                        Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed
                        April 19, 2004.

        (c)(viii)       Form of BGA Sales Agreement for Fixed and Variable Life Insurance and Annuity Products incorporated herein by reference to Exhibit (c)(iv)(e) to Registration Statement File No. 333-103202 filed on
                        April 27, 2004.

        (c)(ix)         The information concerning commissions included in the SAIs forming part of this registration statement under "How we market the policies" is incorporated herein by reference.

        (c)(x)          Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The
                        Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

        (c)(xi)         Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The
                        Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File
                        No. 333- 127445), filed on August 11, 2005.

        (c)(xii)        Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January
                        1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC
                        and its subsidiaries incorporated herein by reference to Exhibit 4(p) to Registration Statement on
                        Form N-4 (File No. 2-30070), filed on April 24, 2007.

        (c)(xiii)       Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                        January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable
                        Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

        (c)(xiv)        Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                        January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable
                        Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

        (c)(xv)         Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of
                        January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable
                        Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

+       (d)(i)          Flexible Premium Variable Life Insurance Policy (95-300) (Corporate Incentive Life) (Equitable),
                        incorporated herein by reference to Exhibit No. 1-A(5)(a)(iv) to Registration Statement on Form S-6,
                        File No. 333-17663, filed on December 11, 1996.

        (d)(ii)         Flexible Premium Variable Life Insurance Policy (99-300), incorporated herein by reference to Exhibit
                        No. 1-A(5)(a)(vi) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

        (d)(iii)        Form of Flexible Premium Variable Life Insurance Policy for Incentive Life '02 (02-300),
                        incorporated herein by reference to Exhibit No. 1-A(5)(a)(vii) to Registration Statement on
                        Form S-6, File No. 333-17663, filed on August 9, 2002.

+       (d)(iv)         Option to Purchase Additional Insurance Rider (R94-204) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(d) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on December 11, 1996.

+       (d)(v)          Substitution of Insured Rider (R94-212) (Equitable), incorporated herein by reference to Exhibit
                        No. 1-A(5)(f) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

+       (d)(vi)         Renewable Term Insurance Rider on the Insured (R94-215) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(h) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

+       (d)(vii)        Disability Rider - Waiver of Monthly Deductions (R94-216) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(j) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

+       (d)(viii)       Disability Rider - Waiver of Premiums (R94-216A) (Equitable), incorporated herein by reference to Exhibit
                        No. 1-A(5)(l) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

        (d)(ix)         Accelerated Death Benefit Rider (R94-102) (Equitable), incorporated herein by reference to Exhibit
                        No. 1-A(5)(p) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

        (d)(x)          Accounting Benefit Rider (S.94-118) (Equitable), incorporated herein by reference to Exhibit No.
                        1-A(5)(t) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

        (d)(xi)         Unisex Rider with Table of Guaranteed Payments Endorsement (S.99-33), incorporated herein by reference to Exhibit No. 1-A(5)(z)(iii) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on March 1, 1999.

        (d)(xii)        Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32), incorporated herein by reference to Exhibit No. 1-A(5)(z)(iv) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on March 1, 1999.

        (d)(xiii)       Form of Enhanced Death Benefit Guarantee Rider (R99-100), incorporated herein by reference to Exhibit
                        No. 1-A(5)(z)(v) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

        (d)(xiv)        Form of Waiver of Surrender Charge Due to Tax Law Change Endorsement (S.01-WSC), incorporated herein by reference to Exhibit No. (d)(v) to Registration Statement on Form S-6, File No. 333-76130, filed on December 31, 2001.

        (d)(xv)         Form of Paid Up Death Benefit Guarantee Endorsement for Incentive Life '02 (S.02-60), incorporated herein by reference to Exhibit No. 1-A(5)(z)(vi) to Registration Statement on Form S-6, File No.333-17663,
                        filed on August 9, 2002.

        (d)(xvi)        Children's Term Insurance Rider (R94-218) previously filed with this Registration Statement File No. 333-
                        103199 on February 13, 2003.

        (d)(xvii)       Integrated Term Insurance Rider (R00-10) previously filed with this Registration Statement File No. 333-
                        103199 on February 13, 2003.

        (d)(xviii)      Renewable Term Insurance on the Additional Insured Person (R94-217) previously filed with this
                        Registration Statement File No. 333-103199 on February 13, 2003.

        (d)(xix)        Cost of Living Rider (R96-101) previously filed with this Registration Statement File No. 333-
                        103199 on February 13, 2003.

        (d)(xx)         Accidental Death Benefit Rider (R94-219) previously filed with this Registration Statement File No. 333-
                        103199 on February 13, 2003.

        (d)(xxi)        Form of Flexible Premium Variable Life Insurance Policy (03-400) (Corporate Incentive Life) previously filed with this Registration Statement, File No. 333-103199 on November 17, 2003.

        (d)(xxii)       Form of Flexible Premium Variable Life Insurance Policy for Incentive Life '06 (05-200) previously filed with this Registration Statement File No. 333-103199 on July 11, 2005.

        (d)(xxiii)      Form of Paid Up Death Benefit Guarantee Endorsement for Incentive Life '06 (S.05-30)
                        previously filed with this Registration Statement File No. 333-103199 on July 11, 2005.

        (d)(xxiv)       Form of Loan Extension Endorsement for Incentive Life '06 (S.05-20) previously filed with this
                        Registration Statement File No. 333-103199 on July 11, 2005.

        (d)(xxv)        Form of Accelerated Death Benefit for Long-Term Care Services Rider, previously filed with this Registration
                        Statement File No. 333-103199 on June 21, 2006.

        (d)(xxvi)(a)    Form of Flexible Premium Variable Life Insurance Policy for Incentive Life Optimizer (08-200), previously filed with this Registration Statement, File No. 333-103199 on September 3, 2008.

        (d)(xxvi)(b)    Form of Flexible Premium Variable Life Insurance Policy for Incentive Life Optimizer 11 (ICC10-100),
                        previously filed with this Registration Statement, File No. 333-103199 on April 2, 2010.

        (d)(xxvii)      Cash Value Plus Rider (R07-80), previously filed with this Registration Statement, File No. 333-103199 on
                        September 3, 2008.

        (d)(xxviii)     Variable Indexed Option Rider (R09-30) filed herewith.

        (e)(i)          Application EV4-200Y (Equitable), incorporated herein by reference to Exhibit No. 1-A(10)(b) to
                        Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

        (e)(ii)         Form of Application (AXAV1-2002), incorporated herein by reference to Exhibit No. 1-A(10)(b)(ii) to
                        Registration Statement on Form S-6, File No. 333-17663, filed on August 9, 2002.

        (e)(iii)        Form of Application (AXA301-1), previously filed with this Registration Statement, File No. 333-103199 on November 17, 2003.

        (e)(iii)(a)     Revised Form of Application (AXA301-01), previously filed with this Registration Statement File No.
                        333-103199 on April 22, 2008.

        (e)(iv)         Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

        (e)(iv)(a)      Revised Form of Application for Life Insurance (Form AMIGV-2005), previously filed with this Registration
                        Statement File No. 333-103199 on April 22, 2008.

        (e)(iv)(b)      Revised Form of Application for Life Insurance (Form AMIGV-2009) filed herewith.

        (e)(v)          Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL-SIL '02 2005),
                        previously filed with this Registration Statement File No. 333-103199 on April 25, 2007.

        (e)(v)(a)       Revised Form of Variable Life Supplement to the Application (Form No. VUL-GV/IL-SIL '02 2005), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

        (e)(vi)         Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL '06 2005), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

        (e)(vii)        Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL Opt 2008), previously filed with this Registration Statement, File No. 333-103199 on April 22, 2008.

        (e)(viii)       Form of Variable Universal Life Supplement to the Application (180-6006a-rev. 2009) filed herewith.

        (f)(i)(a)       Declaration and Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit No. 1-A(6)(a) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on April 30, 1997.

        (f)(i)(b)       Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

        (f)(ii)(a)      By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to
                        Exhibit No. 1-A(6)(b) to Registration Statement on Form S-6, File No. 333-17663, filed on April 30, 1997.

        (f)(ii)(b)      By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to
                        Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

        (g)             Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance
                        Society of the United States previously filed with this Registration Statement on April 4, 2003.

        (h)(i)          Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable
                        Distributors, Inc. (now AXA Distributors LLC) and EQ Financial Consultants, Inc.
                        (now AXA Advisors, LLC), incorporated herein by reference to the Registration Statement of
                        EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on August 28, 1997.

        (h)(ii)         Form of Participation Agreement among AXA Premier VIP Trust, The Equitable Life Assurance Society
                        of the United States, Equitable Distributors, Inc., AXA Distributors LLC, and AXA Advisors, LLC,
                        incorporated herein by reference to Exhibit No. 8(b) to Registration Statement File No. 333-60730,
                        filed on December 5, 2001.

        (h)(iii)        Form of Participation Agreement among The Equitable Life Assurance Society of the United States,
                        The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17663,
                        filed on October 8, 2002.

        (h)(iv)         Form of Participation Agreement among OCC Accumulation Trust, Equitable Life Assurance Society of
                        the United States, OCC Distributors LLC and OPCAP Advisors LLC, incorporated herein by reference to
                        Exhibit No. 1-A(9)(e) to Registration Statement on Form S-6, File No. 333-17663, filed on October 8, 2002.

        (h)(v)          Form of Participation Agreement among Fidelity Distributors Corporation, Variable Insurance Products
                        Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III and The Equitable
                        Life Assurance Society of the United States and Form of Sub License agreement between The Equitable Life
                        Assurance Society of the United States and Fidelity Distributors Corporation previously filed with this Registration Statement on April 4, 2003.

        (h)(vi)         Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS
                        DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Society
                        of the United States incorporated herein by reference to Exhibit No. 27(h)(vi) to amended Registration
                        Statement File No. 333-103202, filed on August 4, 2003.

        (h)(vii)        Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors,
                        LLC incorporated herein by reference to Exhibit No. 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to
                        Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A
                        (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

        (h)(viii)       Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable
                        Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA
                        Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4
                        (File No. 333-160951) filed on November 16, 2009.

        (h)(ix)         Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment
                        Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the
                        Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(x)          Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and The
                        Equitable Life Assurance Society of the United States, dated May 1, 2003, incorporated by reference to the
                        Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xi)         Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/
                        Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors,
                        LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on
                        November 16, 2009.

        (h)(xii)        Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable
                        Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on
                        November 16, 2009.

        (h)(xiii)       Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable
                        Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on
                        Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xiv)        Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series,
                        Inc., and Lazard Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xv)         Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United
                        States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the
                        Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xvi)        Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and
                        AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration
                        Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xvi)(a)     Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds
                        Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form
                        N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xvi)(b)     Form of Third Amendment to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC
                        (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement
                        incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on
                        November 16, 2009.

        (h)(xvii)(a)    Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck
                        Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (h)(xvii)(b)    Form of Amendment No. 1 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among
                        MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck
                        Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951)
                        filed on November 16, 2009.

        (i)             Administration Contracts. See (c)(ii),(iii) & (iv).

        (j)             Inapplicable.

        (k)             Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable previously filed with this
                        Registration Statement File No. 333-103199 on February 13, 2003.

        (k)(i)          Opinion and Consent of Dodie Kent, Vice President and Counsel of Equitable previously filed with this
                        Registration Statement File No. 333-103199 on April 27, 2004.

        (k)(ii)         Opinion and Consent of Dodie Kent, Vice President and Counsel of AXA Equitable previously filed with this
                        Registration Statement File No. 333-103199 on September 12, 2005.

        (k)(iii)        Opinion and Consent of Dodie Kent, Vice President and Counsel of AXA Equitable previously filed with this
                        Registration Statement File No. 333-103199 on April 20, 2009.

        (k)(iv)         Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

        (l)(i)          Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of
                        AXA Equitable, filed herewith.

        (m)(i)          Sample Calculation for Illustrations, filed herewith.

        (n)(i)          Consent of PricewaterhouseCoopers LLP, filed herewith.

        (n)(ii)         Powers of Attorney, filed herewith.

        (o)             Inapplicable.

        (p)             Inapplicable.

        (q)             Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible
                        Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company
                        Act of 1940, incorporated herein by reference to Exhibit No. 8 to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

----------------
+ State variations not included

Item 27. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary


*Richard S. Dziadzio                        Senior Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew J. McMahon                          Senior Executive Vice President

*Claude Methot                              Executive Vice President and
                                            President, Financial Protection and
                                            Wealth Management

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*James F. Mullery                           Senior Vice President

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Deputy General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            General Counsel

*Richard V. Silver                          Senior Executive Vice President,
                                            Chief Administrative Officer and
                                            Chief Legal Officer

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Senior Executive Vice President and
                                            President, Retirement Savings

Item 28. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account FP of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Group Organizational Charts January 1st 2009 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-160951) on Form N-4, filed October 23, 2009.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
        AS OF :  DECEMBER 31, 2009


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
                                                                                                  --------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                                 DE             NY
----------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                    Operating           DE             CO
     -----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                  Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                    Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     787 Holdings, LLC                                                              Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                                              DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                               Insurance        Bermuda         Bermuda
        --------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                                  DE             NY
        --------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                               DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                            Operating           DE             NY
           -----------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                           Operating           AL             AL
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                   Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                    Operating           MA             MA
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                           Operating           NV             NV
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                      Operating          P.R.           P.R.
              --------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                           Operating           TX             TX
           -----------------------------------------------------------------------------------------------------------------------
           PlanConnect, LLC                                                         Operating           DE             NY
        --------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                         Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                           Investment          DE             NY
           -----------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                        Investment          DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                               Investment          **
           -----------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      HCO              NY             NY
           -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -----------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                                     HCO              DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                               Investment          DE             PA
        --------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)                  Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                               Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              --------------------------------------------------------------------------------------------------------------------

                                                                                                  Parent's
                                                                                      Number of  Percent of
                                                                         Federal       Shares    Ownership          Comments
                                                                        Tax ID #        Owned    or Control (e.g., Basis of Control)
                                                                        ---------       -----    ---------- -----------------------
                                                                       -------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                13-3623351
------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       75-2961816                  100.00%
     -------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     13-4194065                  100.00%
     -------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       13-4194080                  100.00%
     -------------------------------------------------------------------------------
     787 Holdings, LLC                                                 See Note 19                 100.00%
     -------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)             52-2197822             -    100.00%
     -------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  14-1903564       250,000    100.00%
        ----------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                 13-4078005         1,000    100.00%
        ----------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                              13-4071393             -    100.00%
           -------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               06-1555494             -    100.00%
           -------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              06-1562392             -    100.00%
              ----------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      13-4085852             -    100.00%
              ----------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       04-3491734             -    100.00%
              ----------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              13-3389068                  100.00%
              ----------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         66-0577477                  100.00%
              ----------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              75-2529724         1,050    100.00%
           -------------------------------------------------------------------------
           PlanConnect, LLC                                            27-1540220                  100.00%
        ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            13-5570651     2,000,000    100.00%   NAIC # 62944
        ----------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              13-3385076             -          -   G.P & L.P.
           -------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           13-3385080             -          -   G.P.
           -------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                       -                 -          -   **
           -------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                      22-2766036             -    100.00%
           -------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                     13-2677213     5,000,000    100.00%
           -------------------------------------------------------------------------
           EVSA, Inc.                                                  23-2671508            50    100.00%
        ----------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)     13-3198083                  100.00%
        ----------------------------------------------------------------------------
        MONY Life Insurance Company *                                  13-1632487                  100.00%
        ----------------------------------------------------------------------------
              See Attached Listing C
              ----------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------

*    Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

***  All subsidiaries are corporations, except as otherwise noted.

1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
         Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
         Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
         Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
         Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

     As of December 31, 2009, AXF's subsidiaries own 44.81% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
            AXA Financial Bermuda, held directly 15,276,937 AllianceBernstein Units (5.50%),
            AXA Equitable Life directly own 29,100,290 AllianceBernstein
            Units (10.49%),
            ACMC, Inc. own 66,220,822 AllianceBernstein Units (23.86%), and
            As of December 31, 2009, MONY owns 6,841,642 (2.47%)
            AllianceBernstein Units and MLOA owns 2,587,472 (.93%) AllianceBernstein Units

     AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

     In addition, ACMC, Inc. own 722,178 units (0.26%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation own 822,178 units of general partnership interest (0.30%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

11.  Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

12.  Effective May 26, 2005, Matrix Capital Markets Group was sold.

12.  Effective May 26, 2005, Matrix Private Equities was sold.

13.  Effective December 2, 2005, Advest Group was sold.

14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

15.  Effective July 11, 2007, Frontier Trust Company, FSB was sold.

16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

19. The EIN for 787 Holdings, LLC is 27-0294443, to be used for federal employment taxes and certain federal excise taxes.
        For federal tax purposes, it should generally use AXA Financial's EIN, which is 13-3623351.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------

    Dissolved - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was
                   sold to Credit Suisse Group.
              - 100 Federal Street Funding Corporation was dissolved August 31,
                   1998.
              - 100 Federal Street Realty Corporation was dissolved December 20,
                   2001.
              - CCMI Corp. was dissolved on October 7, 1999.
              - ELAS Realty, Inc. was dissolved January 29, 2002.
              - EML Associates, L.P. was dissolved March 27, 2001.
              - EQ Services, Inc. was dissolved May 11, 2001.
              - Equitable BJVS, Inc. was dissolved October 3, 1999.
              - Equitable Capital Management Corp. became ECMC, LLC on
                   November 30, 1999.
              - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
              - Equitable JVS II, Inc. was dissolved December 4, 1996
              - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                   dissolved on December 31, 2000.
              - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
              - EREIM Managers Corporation was dissolved March 27, 2001.
              - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
              - EVLICO, Inc. was dissolved in 1999.
              - Franconom, Inc. was dissolved on December 4, 2000.
              - GP/EQ Southwest, Inc. was dissolved October 21, 1997
              - HVM Corp. was dissolved on Feb. 16, 1999.
              - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
              - Prime Property Funding, Inc. was dissolved in Feb. 1999.
              - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
              - Six-Pac G.P., Inc. was dissolved July 12,1999
              - Paramount Planners, LLC., a direct subsidiary of AXA
                   Distribution Holding Corporation, was dissolved on December 5, 2003
              - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
              - ECLL Inc. was dissolved July 15, 2003
              - MONY Realty Partners, Inc. was dissolved February 2005.
              - Wil-Gro, Inc. was dissolved June, 2005.
              - Sagamore Financial LLC was dissolved August 31, 2006.
              - Equitable JVS was dissolved August, 2007.
              - Astor Times Square Corp. dissolved as of April 2007.
              - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
              - PC Landmark, Inc. has been administratively dissolved.
              - EJSVS, Inc. has been administratively dissolved.
              - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           -----------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                               Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                Operating           VT             VT
              --------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                    Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                             Investment          DE             NY
              --------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                  Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                  See Attached Listing B
              --------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                                 Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                 Operating           DE             AL
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                             Operating           DE          CT, ME,NY
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC            Operating           MA             MA
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   Operating           TX             TX
              --------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)         Operating           DE             NJ
              --------------------------------------------------------------------------------------------------------------------

                                                                                                   Parent's
                                                                                       Number of  Percent of       Comments
                                                                            Federal     Shares    Ownership          (e.g.,
                                                                           Tax ID #      Owned    or Control    Basis of Control)
                                                                           ---------     -----    ----------   -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company *
     ---------------------------------------------------------------------
       Equitable Holdings, LLC
       -------------------------------------------------------------------------------
          ELAS Securities Acquisition Corporation                         13-3049038       500      100.00%
          ----------------------------------------------------------------------------
          Equitable Casualty Insurance Company *                          06-1166226     1,000      100.00%
          ----------------------------------------------------------------------------
          ECMC, LLC   (See Note 4 on Page 2)                              13-3266813         -      100.00%
          ----------------------------------------------------------------------------
             Equitable Capital Private Income & Equity                                                         ECMC is G.P.
               Partnership II, L.P.                                       13-3544879         -           -     ("Deal Flow Fund II")
          ----------------------------------------------------------------------------
          AllianceBernstein Corporation (See Note 4 on Page 2)            13-3633538       100      100.00%
          ----------------------------------------------------------------------------
              See Attached Listing B
          ----------------------------------------------------------------------------
          AXA Distributors, LLC                                           52-2233674         -      100.00%
          ----------------------------------------------------------------------------
             AXA  Distributors Insurance Agency of Alabama, LLC           52-2255113         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency, LLC                       06-1579051         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency of
               Massachusetts, LLC                                         04-3567096         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency of Texas, Inc.             74-3006330     1,000      100.00%
          ----------------------------------------------------------------------------
          J.M.R. Realty Services, Inc.                                    13-3813232     1,000      100.00%
          ----------------------------------------------------------------------------
          Equitable Structured Settlement Corp. (See Note 8 on Page 2)    22-3492811       100      100.00%
          ----------------------------------------------------------------------------

*  Affiliated Insurer

          Equitable Investment Corp merged into Equitable Holdings, LLC on
            November 30, 1999.
          Equitable Capital Management Corp. became ECMC, LLC on November 30,
            1999.
          Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
          Effective January 1, 2002, Equitable Distributors, Inc. merged into
            AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                               State of       State of
                                                                               Type of        Incorp. or      Principal
                                                                              Subsidiary       Domicile       Operation
                                                                              ----------       --------       ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation                                                       DE             NY
              -------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)      HCO (NYSE: AB)        DE             NY
                 ----------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)               Operating           DE             NY
                 ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                      Operating           NH             NY
                    -------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                        HCO              DE             MA
                    -------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                              HCO              DE             NY
                    -------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                        Operating           DE             NY
                    -------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                    HCO              DE             NY
                     ------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                        Operating         India           India
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                   Operating       Argentina       Argentina
                       ----------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                             Operating           DE             NY
                       ----------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                   HCO              DE             NY
                       ----------------------------------------------------------------------------------------------------
                        AllianceBernstein Japan Inc.                              HCO              DE            Japan
                       ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                  Operating         Japan           Japan
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia
                          Limited                                             Operating       Australia       Australia
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.             Operating           DE             NY
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.         Operating         Brazil         Brazil
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                              Operating          U.K.           U.K.
                       ----------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                            Operating        Germany         Germany
                                -------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited            Operating          U.K.           U.K.
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                    Operating          Lux.           Lux.
                       ----------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                Operating         France         France
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.          Operating         Mexico         Mexico
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                    Operating       Australia       Australia
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                         Operating         Canada         Canada
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                  Operating      New Zealand     New Zealand
                       ----------------------------------------------------------------------------------------------------

                                                                                                      Parent's
                                                                                         Number of   Percent of       Comments
                                                                              Federal     Shares     Ownership          (e.g.,
                                                                             Tax ID #      Owned     or Control    Basis of Control)
                                                                             ---------     -----     ----------   ------------------
AXA Financial, Inc.
---------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ----------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      -------------------------------------------------------------------
         Equitable Holdings, LLC
         ------------------------------------------------------------------------------
            AllianceBernstein Corporation                                 13-3633538                            owns 1% GP interest
                                                                                                                in AllianceBernstein
                                                                                                                L.P. and 100,000 GP
                                                                                                                units in
                                                                                                                AllianceBernstein
                                                                                                                Holding L.P.
            ---------------------------------------------------------------------------
               AllianceBernstein Holding L.P. (See Note 4 on Page 2)      13-3434400
               ------------------------------------------------------------------------
               AllianceBernstein L.P.  (See Note 4 on Page 2)             13-4064930
               ------------------------------------------------------------------------
                  AllianceBernstein Trust Company, LLC                    13-4064930                  100.00%   Sole member interest
                  ---------------------------------------------------------------------
                  Cursitor Alliance LLC                                   22-3424339                  100.00%
                  ---------------------------------------------------------------------
                  Alliance Capital Management LLC                              -                      100.00%
                  ---------------------------------------------------------------------
                     Sanford C. Bernstein & Co., LLC                      13-4132953                  100.00%
                  ---------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware               13-2778645            10    100.00%
                   ---------------------------------------------------------------------
                     ACAM Trust Company Private Ltd.                           -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Argentina) S.R.L.                      -                       99.00%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns 1%
                     ------------------------------------------------------------------
                     ACM Software Services Ltd.                           13-3910857                  100.00%
                     ------------------------------------------------------------------
                     Alliance Barra Research Institute, Inc.              13-3548918         1,000    100.00%
                     ------------------------------------------------------------------
                      AllianceBernstein Japan Inc.                         13-3009358
                     ------------------------------------------------------------------
                              AllianceBernstein Japan Ltd.                     -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Invest. Management Australia
                        Limited                                                -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Global Derivatives Corp.           13-3626546         1,000    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Investimentos (Brazil) Ltda.            -                       99.00%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns 1%
                     ------------------------------------------------------------------
                     AllianceBernstein Limited                                 -           250,000    100.00%
                     ------------------------------------------------------------------
                              ACM Bernstein GmbH                               -                      100.00%
                              ---------------------------------------------------------
                              AllianceBernstein Services Limited               -             1,000    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Luxembourg) S.A.                       -             3,999     99.98%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns .025%
                     ------------------------------------------------------------------
                              AllianceBernstein (France) SAS                   -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Mexico) S. de R.L. de C.V.             -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Australia Limited                       -                       50.00%   3rd party (NMFM)
                                                                                                                owns 50%
                     ------------------------------------------------------------------
                     AllianceBernstein Canada, Inc.                       13-3630460        18,750    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein New Zealand Limited                     -                       50.00%   3rd party (NMFM)
                                                                                                                owns 50%
                     ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ----------------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      -------------------------------------------------------------------------
         Equitable Holdings, LLC
         -----------------------------------------------------------------------------------------------------------------------
            AllianceBernstein Corporation                                                             DE             NY
            --------------------------------------------------------------------------------------------------------------------
               AllianceBernstein L.P.                                             Operating           DE             NY
               -----------------------------------------------------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware (Cont'd)                 HCO              DE             NY
                  --------------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investment Research (Proprietary)
                        Limited                                                   Operating       So Africa       So Africa
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein (Singapore) Ltd.                           Operating       Singapore       Singapore
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Capital (Mauritius) Private Ltd.                       HCO          Mauritius       Mauritius
                     -----------------------------------------------------------------------------------------------------------
                              Alliance Capital Asset Management (India)
                                 Private Ltd                                      Operating         India           India
                              --------------------------------------------------------------------------------------------------
                              AllianceBernstein Invest. Res. & Manage.
                                 (India) Pvt.                                     Operating         India           India
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Oceanic Corporation                           HCO              DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Capital Real Estate, Inc.                           Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Corporate Finance Group Incorporated.               Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Eastern Europe, Inc.                                   HCO              DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Asset Management (Korea) Ltd.              Operating         Korea           Korea
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investments, Inc.                          Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investor Services, Inc.                    Operating           DE             TX
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Hong Kong Limited                          Operating       Hong Kong       Hong Kong
                     -----------------------------------------------------------------------------------------------------------
                              AllianceBernstein Taiwan Ltd.                       Operating         Taiwan         Taiwan
                     -----------------------------------------------------------------------------------------------------------
                     Sanford C. Bernstein Limited                                 Operating          U.K.           U.K.
                     -----------------------------------------------------------------------------------------------------------
                              Sanford C. Bernstein (CREST Nominees) Ltd.          Operating          U.K.           U.K.
                     -----------------------------------------------------------------------------------------------------------
                     Sanford C. Bernstein Proprietary Limited                      Inactive       Australia       Australia
                     -----------------------------------------------------------------------------------------------------------

                                                                                                     Parent's
                                                                                         Number of  Percent of        Comments
                                                                              Federal     Shares     Ownership         (e.g.,
                                                                             Tax ID #     Owned     or Control    Basis of Control)
                                                                             ---------    -----     ----------  --------------------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -------------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      ----------------------------------------------------------------------
         Equitable Holdings, LLC
         --------------------------------------------------------------------------------
            AllianceBernstein Corporation                                   13-3633538
            -----------------------------------------------------------------------------
               AllianceBernstein L.P.                                       13-4064930
               --------------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware (Cont'd)        13-2778645
                  -----------------------------------------------------------------------
                     AllianceBernstein Investment Research (Proprietary)
                        Limited                                                  -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein (Singapore) Ltd.                          -                   100.00%
                     --------------------------------------------------------------------
                     Alliance Capital (Mauritius) Private Ltd.                   -                   100.00%
                     --------------------------------------------------------------------
                              Alliance Capital Asset Management (India)          -                    75.00%   3rd party (Ankar
                                 Private Ltd                                                                   Capital India Pvt.
                                                                                                               Ltd.) owns 25%
                              -----------------------------------------------------------
                              AllianceBernstein Invest. Res. & Manage.
                                 (India) Pvt.                                    -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Oceanic Corporation                  13-3441277     1,000     100.00%
                     --------------------------------------------------------------------
                     Alliance Capital Real Estate, Inc.                     75-3165543               100.00%
                     --------------------------------------------------------------------
                     Alliance Corporate Finance Group Incorporated.         52-1671668     1,000     100.00%
                     --------------------------------------------------------------------
                     Alliance Eastern Europe, Inc.                          13-3802178               100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Asset Management (Korea) Ltd.             -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Investments, Inc.                    13-3191825       100     100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Investor Services, Inc.              13-3211780       100     100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Hong Kong Limited                         -                   100.00%
                     --------------------------------------------------------------------
                              AllianceBernstein Taiwan Ltd.                      -                    99.00%   Others own 1%
                     --------------------------------------------------------------------
                     Sanford C. Bernstein Limited                                -                   100.00%
                     --------------------------------------------------------------------
                              Sanford C. Bernstein (CREST Nominees) Ltd.         -                   100.00%   Devonshire House,
                                                                                                               1 Mayfair Place
                     --------------------------------------------------------------------
                     Sanford C. Bernstein Proprietary Limited                    -                   100.00%   Inactive
                     --------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING C - MONY
----------------



                                                                                                   State of       State of
                                                                                   Type of        Incorp. or      Principal
                                                                                  Subsidiary       Domicile       Operation
                                                                                  ----------       --------       ---------
AXA Financial, Inc.
----------------------------------------------------------------------------------------------------------------------------------
   MONY Agricultural Investment Advisers, Inc.                                    Operating           DE             CO
   -----------------------------------------------------------------------------------------------------------------------------
   MONY Capital Management, Inc.                                                  Operating           DE             NY
   -----------------------------------------------------------------------------------------------------------------------------
   MONY Asset Management, Inc.                                                    Operating           DE             NY
   -----------------------------------------------------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -----------------------------------------------------------------------------------------------------------------------------
      AXA Equitable Life Insurance Company *
      --------------------------------------------------------------------------------------------------------------------------
      MONY Life Insurance Company *                                               Insurance           NY             NY
      --------------------------------------------------------------------------------------------------------------------------
         MONY International Holdings, LLC                                            HCO              DE             NY
         -----------------------------------------------------------------------------------------------------------------------
            MONY International Life Insurance Co. Seguros de Vida S.A.*           Insurance       Argentina       Argentina
            --------------------------------------------------------------------------------------------------------------------
            MONY Financial Resources of the Americas Limited                         HCO           Jamaica         Jamaica
            --------------------------------------------------------------------------------------------------------------------
            MBT, Ltd.                                                             Operating     Cayman Islands Cayman Islands
            --------------------------------------------------------------------------------------------------------------------
               MONY Consultoria e Corretagem de Seguros Ltda.                     Operating         Brazil         Brazil
               -----------------------------------------------------------------------------------------------------------------
               MONY Life Insurance Company of the Americas, Ltd.*                 Insurance     Cayman Islands Cayman Islands
         -----------------------------------------------------------------------------------------------------------------------
         MONY Life Insurance Company of America*                                  Insurance           AZ             NY
         -----------------------------------------------------------------------------------------------------------------------
         U.S. Financial Life Insurance Company *                                  Insurance           OH             OH
         -----------------------------------------------------------------------------------------------------------------------
         MONY Financial Services, Inc.                                               HCO              DE             NY
         -----------------------------------------------------------------------------------------------------------------------
            Financial Marketing Agency, Inc.                                      Operating           OH             OH
            --------------------------------------------------------------------------------------------------------------------
            MONY Brokerage, Inc.                                                  Operating           DE             PA
            --------------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Ohio, Inc.                                 Operating           OH             OH
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Alabama, Inc.                              Operating           AL             AL
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Texas, Inc.                                Operating           TX             TX
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Massachusetts, Inc.                        Operating           MA             MA
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Washington, Inc.                           Operating           WA             WA
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of New Mexico, Inc.                           Operating           NM             NM
            --------------------------------------------------------------------------------------------------------------------
            1740 Ventures, Inc.                                                   Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
            Enterprise Capital Management, Inc.                                   Operating           GA             GA
            --------------------------------------------------------------------------------------------------------------------
               Enterprise Fund Distributors, Inc.                                 Operating           DE             GA
            --------------------------------------------------------------------------------------------------------------------
            MONY Assets Corp.                                                        HCO              NY             NY
            --------------------------------------------------------------------------------------------------------------------
               MONY Benefits Management Corp.                                     Operating           DE             NY
            --------------------------------------------------------------------------------------------------------------------
            1740 Advisers, Inc.                                                   Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
            MONY Securities Corporation                                           Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
               Trusted Insurance Advisers General Agency Corp.                    Operating           MN             NY
               -----------------------------------------------------------------------------------------------------------------
               Trusted Investment Advisers Corp.                                  Operating           MN             NY
               -----------------------------------------------------------------------------------------------------------------

                                                                                                   Parent's
                                                                                       Number of  Percent of       Comments
                                                                           Federal      Shares    Ownership          (e.g.,
                                                                          Tax ID #       Owned    or Control    Basis of Control)
                                                                          ---------      -----    ----------  --------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------------
   MONY Agricultural Investment Advisers, Inc.                           75-2961816                  100.00%
   -----------------------------------------------------------------------------------
   MONY Capital Management, Inc.                                         13-4194065                  100.00%
   -----------------------------------------------------------------------------------
   MONY Asset Management, Inc.                                           13-4194080                  100.00%
   -----------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -----------------------------------------------------------------------------------
      AXA Equitable Life Insurance Company *
      --------------------------------------------------------------------------------
      MONY Life Insurance Company *                                      13-1632487                  100.00%
      --------------------------------------------------------------------------------
         MONY International Holdings, LLC                                13-3790446                  100.00%
         -----------------------------------------------------------------------------
            MONY International Life Insurance Co. Seguros de Vida S.A.*  98-0157781                  100.00%
            --------------------------------------------------------------------------
            MONY Financial Resources of the Americas Limited                                          99.00%
            --------------------------------------------------------------------------
            MBT, Ltd.                                                    98-0152047                  100.00%  79% by MONY Int'l
                                                                                                              Holdings & 21% by
                                                                                                              MONY Financial
                                                                                                              Resources
            --------------------------------------------------------------------------
               MONY Consultoria e Corretagem de Seguros Ltda.                                         99.00%
               -----------------------------------------------------------------------
               MONY Life Insurance Company of the Americas, Ltd.*        98-0152046                  100.00%
         -----------------------------------------------------------------------------
         MONY Life Insurance Company of America*                         86-0222062                  100.00%
         -----------------------------------------------------------------------------
         U.S. Financial Life Insurance Company *                         38-2046096       405,000    100.00%
         -----------------------------------------------------------------------------
         MONY Financial Services, Inc.                                   11-3722370         1,000    100.00%
         -----------------------------------------------------------------------------
            Financial Marketing Agency, Inc.                             31-1465146            99     99.00%
            --------------------------------------------------------------------------
            MONY Brokerage, Inc.                                         22-3015130         1,500    100.00%
            --------------------------------------------------------------------------
               MBI Insurance Agency of Ohio, Inc.                        31-1562855             5    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Alabama, Inc.                     62-1699522             1    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Texas, Inc.                       74-2861481            10    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Massachusetts, Inc.               06-1496443             5    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Washington, Inc.                  91-1940542             1    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of New Mexico, Inc.                  62-1705422             1    100.00%
            --------------------------------------------------------------------------
            1740 Ventures, Inc.                                          13-2848244         1,000    100.00%
            --------------------------------------------------------------------------
            Enterprise Capital Management, Inc.                          58-1660289           500    100.00%
            --------------------------------------------------------------------------
               Enterprise Fund Distributors, Inc.                        22-1990598         1,000    100.00%
            --------------------------------------------------------------------------
            MONY Assets Corp.                                            13-2662263       200,000    100.00%
            --------------------------------------------------------------------------
               MONY Benefits Management Corp.                            13-3363383         9,000    100.00%
            --------------------------------------------------------------------------
            1740 Advisers, Inc.                                          13-2645490        14,600    100.00%
            --------------------------------------------------------------------------
            MONY Securities Corporation                                  13-2645488         7,550    100.00%
            --------------------------------------------------------------------------
               Trusted Insurance Advisers General Agency Corp.           41-1941465         1,000    100.00%
               -----------------------------------------------------------------------
               Trusted Investment Advisers Corp.                         41-1941464             1    100.00%
               -----------------------------------------------------------------------


-  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
-  As of February 2005, MONY Realty Partners, Inc. was dissolved
- MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
- MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
- Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
-  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
-  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
-  As of August 31, 2006, Sagamore Financial LLC was dissolved
-  MONY Benefits Service Corp. was sold on January 26, 2007.
- As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
-  MONY Bank & Trust Company of the Americas, Ltd. changed its name to MBT Ltd.

Item 29. Indemnification

         (a) Indemnification of Officers and Directors

         The by-laws of the AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

             7.4  Indemnification of Directors, Officers and Employees.

             (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                    (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                  (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

             (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC. and AXA Advisors, LLC.

         (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America are the principal underwriters for Separate Accounts 49, and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A and I, and MONY Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.



(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President and Divisional
                                      President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Maurya Keating                       Vice President and Associate
                                      General Counsel

*Anthony Sages                        Chief Sales Officer

*Francesca Divone                     Secretary


*Susan Vesey                          Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director, Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*Gary Hirschkron                      Executive Vice President

*Michael McCarthy                     Director, Senior Vice President and
                                      National Sales Manager

*Joanne Petrini-Smith                 Executive Vice President

*Lee Small                            Senior Vice President and
                                      National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Michael Gregg                        Executive Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Harvey Fladeland                     Senior Vice President

*Andrew Marrone                       Senior Vice President

*Kevin Molloy                         Senior Vice President

*Marian Sole                          Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mary Toumpas                         Senior Vice President

*Ronald R. Quist                      Vice President and Treasurer

*Norman J. Abrams                     Vice President and General Counsel

*Nicholas Gismondi                    Vice President and Chief Financial Officer

*Gregory Lashinsky                    Assistant Vice President - Financial
                                      Operations Principal

*Francesca Divone                     Assistant Secretary

         (c) The information under "Distribution of the Policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 31. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.


Item 32. Management Services

         Not applicable.


Item 33. Representation Regarding Reasonableness of Aggregate Policy Fees and Charges

         AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 21st day of April, 2010.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY (REGISTRANT)



                                     By:   AXA EQUITABLE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)



                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                           (Dodie Kent)
                                           Vice President and
                                           Associate General Counsel

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 21st day of April, 2010.

                                            AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (DEPOSITOR)


                                            By:  /s/  Dodie Kent
                                                --------------------------------
                                                (Dodie Kent)
                                                 Vice President and
                                                 Associate General Counsel

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Senior Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Christopher M. Condron       Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries            James F. Higgins              Lorie A. Slutsky
Denis Duverne                Peter S. Kraus                Ezra Suleiman
Charlynn Goins               Scott D. Miller               Peter J. Tobin
Anthony J. Hamilton





*By:  /s/ Dodie Kent
     -----------------------
     (Dodie Kent)
     Attorney-in-Fact
     April 21, 2010

                                  EXHIBIT INDEX
                                  -------------
EXHIBIT NO.                                                   DOCUMENT TAG
----------                                                    ------------
26.(d)(xxviii)    Variable Indexed Option Rider               EX-99.26dxxviii

26.(e)(iv)(b)     Revised Form of Application                 EX-99.26eivb

26.(e)(viii)      Form of Variable Universal Life Supplement  EX-99.26eviii

26.(k)(iv)        Opinion and Consent of Dodie Kent           EX-99.26kiv

26.(l)(i)         Opinion and Consent of Brian Lessing        EX-99.26li

26.(m)(i)         Sample Calculation for Illustrations        EX-99.26mi

26.(n)(i)         Consent of PricewaterhouseCoopers LLP       EX-99.26ni

26.(n)(ii)        Powers of Attorney                          EX-99.26nii